     As filed with the Securities and Exchange Commission on August 13, 2003

                                        Securities Act Registration No. 811-3826



                    U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-effective Amendment No. _______         Post-effective Amendment No. ______
                        (Check appropriate box or boxes)

                           INVESCO SECTOR FUNDS, INC.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                4350 South Monaco Street, Denver, Colorado 80237
                ------------------------------------------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (713) 626-1919

Name and Address of Agent for Service:    Copy to:

NANCY L. MARTIN, ESQUIRE                  MARTHA J. HAYS, ESQUIRE
A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza                         1735 Market Street
Suite 100                                 51st Floor
Houston, TX 77046                         Philadelphia, PA 19103

         Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

         The titles of the securities being registered are INVESCO Energy Fund Classes A, B and C; INVESCO Financial Services Fund Classes A, B and C; INVESCO Technology Fund Classes A, B, C, K and Investor Class; and INVESCO Utilities Fund Classes A, B and C. No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

(AIM LOGO)

                            AIM GLOBAL ENERGY FUND,
                                 A PORTFOLIO OF
                              AIM INVESTMENT FUNDS
                          11 GREENWAY PLAZA, SUITE 100
                           HOUSTON, TEXAS 77046-1173

                                                                 August 25, 2003

Dear Shareholder:

     As you may be aware, AMVESCAP PLC, the parent company of your Fund's investment advisor, has undertaken an integration initiative for its North American mutual fund operations.

     In the first phase of the integration initiative, A I M Distributors, Inc. became the sole distributor for all AMVESCAP PLC mutual funds in the United States. A I M Distributors, Inc. is now the distributor for all INVESCO Funds and the AIM Funds (including your Fund).

     AMVESCAP PLC also reviewed all AIM Funds and INVESCO Funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Your Fund is one of the funds that AMVESCAP PLC recommended, and your Board of Trustees approved, be consolidated with another fund. The attached proxy statement/prospectus seeks your approval of this consolidation.

     Finally, the independent trustees of your Board believe that your interests would best be served if the AIM Funds and the INVESCO Funds had a unified board of directors/trustees. The attached proxy statement/prospectus seeks your vote in favor of the persons nominated to serve as trustees.

     Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the meeting, you may vote your shares in person. If you expect to attend the meeting in person, or have questions, please notify us by calling (800) 952-3502. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Georgeson Shareholder Communications Inc., reminding you to vote your shares.

                                          Sincerely,

                                          -s- Robert H. Graham

                                          Robert H. Graham
                                          Chairman and President

                            AIM GLOBAL ENERGY FUND,
                                 A PORTFOLIO OF
                              AIM INVESTMENT FUNDS
                          11 GREENWAY PLAZA, SUITE 100
                           HOUSTON, TEXAS 77046-1173

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON OCTOBER 21, 2003

To the Shareholders of AIM Global Energy Fund:

     We cordially invite you to attend our Special Meeting of Shareholders to:

          1. Approve an Agreement and Plan of Reorganization (the "Agreement") under which all of the assets of your Fund, an investment portfolio of AIM Investment Funds ("Trust"), will be transferred to INVESCO Energy Fund ("Buying Fund"), an investment portfolio of INVESCO Sector Funds, Inc. ("Buyer"), Buying Fund will assume the liabilities of your Fund and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund and, in connection therewith, the sale of all of your Fund's assets and the termination of your Fund as a designated series of Trust.

          2. Elect 16 trustees to the Board of Trustees of Trust, each of whom will serve until his or her successor is elected and qualified.

          3. Transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.

     We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 on October 21, 2003, at 3:00 p.m., Central Time.

     Shareholders of record as of the close of business on July 25, 2003 are entitled to notice of, and to vote at, the Special Meeting or any adjournment of the Special Meeting.

     WE REQUEST THAT YOU EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF TRUST. YOU MAY ALSO VOTE YOUR SHARES BY TELEPHONE OR THROUGH A WEBSITE ESTABLISHED FOR THAT PURPOSE BY FOLLOWING THE INSTRUCTIONS ON THE ENCLOSED PROXY MATERIALS. YOUR VOTE IS IMPORTANT FOR THE PURPOSE OF ENSURING A QUORUM AT THE SPECIAL MEETING. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY EXECUTING AND SUBMITTING A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE SECRETARY OF TRUST OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

                                          -s- NANCY L. MARTIN

                                          Nancy L. Martin
                                          Secretary

August 25, 2003


           AIM GLOBAL ENERGY FUND,                          INVESCO ENERGY FUND,
                A PORTFOLIO OF                                 A PORTFOLIO OF
             AIM INVESTMENT FUNDS                        INVESCO SECTOR FUNDS, INC.
         11 GREENWAY PLAZA, SUITE 100                     4350 SOUTH MONACO STREET
          HOUSTON, TEXAS 77046-1173                        DENVER, COLORADO 80237
                (800) 347-4246                                 (800) 525-8085

                    COMBINED PROXY STATEMENT AND PROSPECTUS
                                AUGUST 25, 2003

     This document is a combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus"). We are sending you this Proxy Statement/Prospectus in connection with the Special Meeting of Shareholders (the "Special Meeting") of AIM Global Energy Fund (your Fund). The Special Meeting will be held on October 21, 2003. We intend to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about August 25, 2003 to all shareholders entitled to vote.

     At the Special Meeting, we are asking shareholders of your Fund to vote on three Proposals. The first Proposal to be voted on is an Agreement and Plan of Reorganization (the "Agreement") which provides for the combination of your Fund, an investment portfolio of AIM Investment Funds ("Trust"), with INVESCO Energy Fund ("Buying Fund"), an investment portfolio of INVESCO Sector Funds, Inc. ("Buyer") (the "Reorganization") and, in connection therewith, the sale of all of your Fund's assets and the termination of your Fund as a designated series of Trust.

     Under the Agreement, all of the assets of your Fund will be transferred to Buying Fund, Buying Fund will assume the liabilities of your Fund and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, as set forth on Exhibit A.

     The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. The Reorganization has been structured as a tax-free transaction. No sales charges will be imposed in connection with the Reorganization.

     The Board of Trustees of Trust (the "Board") has approved the Agreement and the Reorganization as being in the best interests of your Fund.

     Trust and Buyer are both registered open-end management investment companies that issue their shares in separate series. Your Fund is a series of Trust and Buying Fund is a series of Buyer. A I M Advisors, Inc. ("AIM") serves as the investment advisor to your Fund and INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to Buying Fund. Both AIM and INVESCO are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company.

     The investment objective of Buying Fund is similar to that of your Fund. See "Comparison of Investment Objectives and Principal Strategies."

     This Proxy Statement/Prospectus sets forth the information that you should know before voting on the Agreement and the other Proposal described below. It is both the Proxy Statement of your Fund and the Prospectus of Buying Fund. You should read and retain this Proxy Statement/Prospectus for future reference.

     The Prospectus of your Fund dated March 3, 2003, as supplemented June 12, 2003 (the "Selling Fund Prospectus"), together with the related Statement of Additional Information dated March 3, 2003, as supplemented May 2, 2003, are on file with the Securities and Exchange Commission (the "SEC"). The Selling Fund Prospectus is incorporated by reference into this Proxy Statement/Prospectus. The

Prospectus of Buying Fund dated July 31, 2003, as supplemented August 1, 2003 and August 14, 2003 (the "Buying Fund Prospectus"), and the related Statement of Additional Information dated July 31, 2003, as supplemented August 14, 2003, and the Statement of Additional Information relating to the Reorganization, dated August 15, 2003, are on file with the SEC. The Buying Fund Prospectus is incorporated by reference into this Proxy Statement/Prospectus and a copy of the Buying Fund Prospectus is attached as Appendix II to this Proxy Statement/Prospectus. The Statement of Additional Information relating to the Reorganization dated August 15, 2003 also is incorporated by reference into this Proxy Statement/Prospectus. The SEC maintains a website at www.sec.gov that contains the Prospectuses and Statements of Additional Information described above, material incorporated by reference, and other information about Trust and Buyer.

     Copies of the Buying Fund Prospectus, the Selling Fund Prospectus and the related Statements of Additional Information are available without charge by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling (800) 347-4246. Additional information about your Fund and Buying Fund may be obtained on the internet at www.aiminvestments.com.

     The remaining Proposal to be voted on is the election of 16 trustees to the Board of Trustees of Trust. The Board has approved the nomination of the persons set forth in this Proxy Statement/Prospectus for election as trustees of Trust.

     Both Proposals are being submitted to you to implement an integration initiative undertaken by AMVESCAP with respect to its North American mutual fund operations, which includes your Fund.

     Trust has previously sent to shareholders the most recent annual report for your Fund, including financial statements, and the most recent semiannual report succeeding the annual report, if any. If you have not received such report(s) or would like to receive an additional copy, please contact A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or call (800) 347-4246. Such report(s) will be furnished free of charge.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
INTRODUCTION................................................    1
PROPOSAL 1 -- APPROVAL OF THE AGREEMENT TO COMBINE YOUR FUND
  AND BUYING FUND...........................................    2
SUMMARY.....................................................    2
  The Reorganization........................................    2
  Comparison of Investment Objectives and Principal
     Strategies.............................................    3
  Comparison of Principal Service Providers.................    5
  Comparison of Performance.................................    5
  Comparison of Fees and Expenses...........................    5
  Comparison of Multiple Class Structures...................    6
  Comparison of Sales Charges...............................    6
  Comparison of Distribution, Purchase and Redemption
     Procedures and Exchange Rights.........................    7
  The Board's Recommendation on Proposal 1..................    7
RISK FACTORS................................................    8
  Risks Associated with Buying Fund.........................    8
  Comparison of Risks of Buying Fund and Your Fund..........   10
INFORMATION ABOUT BUYING FUND...............................   10
  Description of Buying Fund Shares.........................   10
  Management's Discussion of Fund Performance...............   10
  Financial Highlights......................................   10
  Pending Shareholder Proposals for Buying Fund.............   10
ADDITIONAL INFORMATION ABOUT THE AGREEMENT..................   11
  Terms of the Reorganization...............................   11
  The Reorganization........................................   11
  Board Considerations......................................   11
  Other Terms...............................................   12
  Federal Income Tax Consequences...........................   13
  Accounting Treatment......................................   14
RIGHTS OF SHAREHOLDERS......................................   14
  General...................................................   14
  Liability of Shareholders.................................   14
  Election of Directors/Trustees; Terms.....................   15
  Removal of Directors/Trustees.............................   15
  Meetings of Shareholders..................................   15
  Liability of Directors/Trustees and Officers;
     Indemnification........................................   15
  Dissolution and Termination...............................   16
  Voting Rights of Shareholders.............................   16
  Dissenters' Rights........................................   16
  Amendments to Organization Documents......................   16
CAPITALIZATION..............................................   18
INTERESTS OF CERTAIN PERSONS................................   19
LEGAL MATTERS...............................................   19
ADDITIONAL INFORMATION ABOUT BUYING FUND AND YOUR FUND......   19
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE
  COMMISSION................................................   19

                                                              PAGE
                                                              ----
PROPOSAL 2 -- ELECTION OF TRUSTEES..........................   20
  Background................................................   20
  Structure of the Board of Trustees........................   20
  Nominees for Trustees.....................................   20
  The Board's Recommendation on Proposal 2..................   23
  Committees of the Board...................................   23
  Board and Committee Meeting Attendance....................   25
  Trustee's Compensation....................................   25
  Retirement Plan for Trustees..............................   25
  Deferred Compensation Agreements..........................   25
  Officers of Trust.........................................   26
  Security Ownership of Management..........................   26
  Trustee Ownership of Your Fund's Shares...................   26
INFORMATION ABOUT THE SPECIAL MEETING AND VOTING............   26
  Proxy Statement/Prospectus................................   26
  Time and Place of Special Meeting.........................   26
  Voting in Person..........................................   27
  Voting by Proxy...........................................   27
  Voting by Telephone or the Internet.......................   27
  Quorum Requirement and Adjournment........................   27
  Vote Necessary to Approve Each Proposal...................   28
  Proxy Solicitation........................................   28
  Other Matters.............................................   28
  Shareholder Proposals.....................................   28
  Ownership of Shares.......................................   29
INDEPENDENT PUBLIC ACCOUNTANTS..............................   29
  Fees Paid to the Auditor Related to Trust.................   29
  Fees Paid to the Auditor Not Related to Trust.............   29

EXHIBIT A     --   Classes of Shares of Your Fund and Corresponding Classes of
                   Shares of Buying Fund.......................................  A-1
EXHIBIT B     --   Comparison of Performance of Your Fund and Buying Fund......  B-1
EXHIBIT C     --   Comparison Fee Table and Expense Example....................  C-1
EXHIBIT D     --   Trustee Compensation Table..................................  D-1
EXHIBIT E     --   Officers of Trust...........................................  E-1
EXHIBIT F     --   Security Ownership of Management............................  F-1
EXHIBIT G     --   Trustee Ownership of Fund Shares............................  G-1
EXHIBIT H     --   Shares Outstanding of Each Class of Your Fund on Record
                   Date........................................................  H-1
EXHIBIT I     --   Ownership of Shares of Your Fund............................  I-1
EXHIBIT J     --   Ownership of Shares of Buying Fund..........................  J-1
APPENDIX I    --   Agreement and Plan of Reorganization for Your Fund (to
                   Effect the Reorganization)
APPENDIX II   --   Prospectus of Buying Fund
APPENDIX III  --   Discussion of Performance of Buying Fund

     THE AIM FAMILY OF FUNDS, AIM AND DESIGN, AIM, AIM FUNDS, AIM FUNDS AND DESIGN, AIM INVESTOR, AIM LIFETIME AMERICA, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS, LA FAMILIA AIM DE FONDOS AND DESIGN, INVIERTA CON DISCIPLINA AND INVEST WITH

DISCIPLINE ARE REGISTERED SERVICE MARKS AND AIM BANK CONNECTION, AIM INTERNET CONNECT, AIM PRIVATE ASSET MANAGEMENT, AIM PRIVATE ASSET MANAGEMENT AND DESIGN, AIM STYLIZED AND/OR DESIGN, AIM ALTERNATIVE ASSETS AND DESIGN, AIM INVESTMENTS, AIM INVESTMENTS AND DESIGN, MYAIM.COM, THE AIM COLLEGE SAVINGS PLAN, AIM SOLO 401(k) AND YOUR GOALS. OUR SOLUTIONS. ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

     INVESCO, THE OPEN CIRCLE DESIGN, INVESCO FUNDS, INVESCO FUNDS GROUP, INVESCO -- YOUR GLOBAL INVESTMENT PARTNER AND YOU SHOULD KNOW WHAT INVESCO KNOWS ARE REGISTERED SERVICE MARKS OF AMVESCAP PLC.

     No dealer, salesperson or any other person has been authorized to give any information or to make any representation other than those contained in this Proxy Statement/Prospectus, and you should not rely on such other information or representations.

                                  INTRODUCTION

     Your Fund is one of 86 portfolios advised by AIM and Buying Fund is one of 46 portfolios advised by INVESCO. Proposals 1 and 2 that you are being asked to vote on relate to or result from an integration initiative announced on March 27, 2003, by AMVESCAP, the parent company of AIM and INVESCO, with respect to its North American mutual fund operations. The primary components of AMVESCAP's integration initiative are:

     - Using a single distributor for all AMVESCAP mutual funds in the United States. To that end, A I M Distributors, Inc., the distributor for the retail mutual funds advised by AIM (the "AIM Funds"), replaced INVESCO Distributors, Inc. as the distributor for the retail mutual funds advised by INVESCO (the "INVESCO Funds") effective July 1, 2003.

     - Integrating back office support and creating a single platform for back office support of AMVESCAP's mutual fund operations in the United States, including such support services as transfer agency and information technology. One result of this integration will be that shares of the AIM Funds and shares of the INVESCO Funds generally will be able to be exchanged for shares of the same or a similar class of each other.

     - Rationalizing and streamlining of the various AIM Funds and INVESCO Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing both the number of AIM Funds and INVESCO Funds will allow AIM and INVESCO to concentrate on managing their core products. The Reorganization is one of a number of fund reorganizations proposed by AMVESCAP as a result of this review process. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale. Proposal 1 relates to this component of AMVESCAP's integration initiative.

     - Rationalizing the contractual arrangements for the provision of investment advisory and administrative services to the AIM Funds and the INVESCO Funds. The objective of this component is to have AIM assume primary responsibility for the investment advisory, administrative, accounting and legal and compliance services for the INVESCO Funds. To implement this component, each INVESCO Fund, including Buying Fund, is seeking shareholder approval to enter into a new investment advisory agreement with AIM. These changes will simplify AMVESCAP's mutual fund operations in the United States in that there will be a uniform arrangement for investment management for both the AIM Funds and the INVESCO Funds.

     - Simplifying the organizational structure of the AIM Funds and the INVESCO Funds so that they are all organized as Delaware statutory trusts, using as few entities as practicable. To implement this component, each AIM Fund and each INVESCO Fund that currently is organized as a Maryland corporation is seeking shareholder approval to redomesticated as a new Delaware statutory trust, which also should provide these Funds with greater flexibility in conducting their business operations. In addition, certain series portfolios of AIM Funds with few portfolios are seeking shareholder approval to be restructured as new series portfolios of existing AIM Funds that are organized as Delaware statutory trusts.

     In considering the integration initiative proposed by AMVESCAP, the directors/trustees of the AIM Funds and the directors of the INVESCO Funds who are not "interested persons" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Funds or their advisors determined that the shareholders of both the AIM Funds and the INVESCO Funds would benefit if one set of directors/ trustees was responsible for overseeing the operation of both the AIM Funds and the INVESCO Funds and the services provided by AIM, INVESCO and their affiliates. Accordingly, these directors/trustees agreed to combine the separate boards and create a unified board of directors/trustees. Proposal 2 relates to the election of trustees of your Fund.

     You are being asked to approve Proposal 2 so that, in the event that Proposal 1 is not approved, your Fund will still be able to take advantage of these other benefits of AMVESCAP's integration initiative. We will be unable to determine whether a Proposal 2 should go forward until we have determined whether Proposal 1 has been approved. Therefore, even if you vote in favor of Proposal 1, it is still important that you vote on Proposal 2. For information about the Special Meeting and voting on Proposals 1 and 2, see "Information About the Special Meeting and Voting." For a description of the vote necessary to approve each of Proposals 1 and 2, see "Information About the Special Meeting and Voting -- Vote Necessary to Approve Each Proposal."

                                 PROPOSAL 1 --
                           APPROVAL OF THE AGREEMENT
                      TO COMBINE YOUR FUND AND BUYING FUND

                                    SUMMARY

     The Board, including the independent trustees, has determined that the Reorganization is in the best interests of your Fund and that the interests of the shareholders of your Fund will not be diluted as a result of the Reorganization. The Board believes that a larger combined fund should be more viable and have greater market presence and should have greater investment leverage in that portfolio managers should have broader investment opportunities and lower trading costs. The Board also believes that a larger combined fund also should result in greater operating efficiencies by providing economies of scale to the combined fund in that certain fixed costs, such as legal, accounting, shareholder services and director/trustee expenses, will be spread over the greater assets of the combined fund. For additional information concerning the factors the Board considered in approving the Agreement, see "Additional Information About the Agreement -- Board Considerations."

     The following summary discusses some of the key features of the Reorganization and highlights certain differences between your Fund and Buying Fund. This summary is not complete and does not contain all of the information that you should consider before voting on whether to approve the Agreement. For more complete information, please read this entire Proxy Statement/Prospectus.

THE REORGANIZATION

     The Reorganization will result in the combination of your Fund with Buying Fund. Your Fund is a series of Trust, a Delaware statutory trust. Buying Fund is a series of Buyer, a Maryland corporation. The Board of Directors of Buyer is soliciting the proxies of the shareholders of Buyer's series portfolios to vote on an agreement and plan of reorganization to redomesticate Buyer as a Delaware statutory trust in order to provide Buyer with greater flexibility in conducting its business operations. If approved by Buyer's shareholders, the consummation of the redomestication of Buyer as a Delaware statutory trust will occur prior to the consummation of the Reorganization.

     If shareholders of your Fund approve the Agreement and other closing conditions are satisfied, all of the assets of your Fund will be transferred to Buying Fund and Buying Fund will assume the liabilities of your Fund, and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, as set forth on Exhibit A. For a description of certain closing conditions that must be satisfied, see "Additional Information About the Agreement -- Other Terms."

     The shares of Buying Fund issued in the Reorganization will have an aggregate net asset value equal to the net value of the assets of your Fund transferred to Buying Fund. The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. A copy of the Agreement is attached as Appendix I to this Proxy Statement/Prospectus. See "Additional Information About the Agreement."

     Trust and Buyer will receive an opinion of Kirkpatrick & Lockhart LLP to the effect that the Reorganization will constitute a tax-free reorganization for Federal income tax purposes. Thus, shareholders will not have to pay additional Federal income tax as a result of the Reorganization except to the extent your Fund disposes of securities at a net gain in anticipation of the Reorganization, which gain would be included in a taxable distribution. See "Additional Information About the Agreement -- Federal Income Tax Consequences."

     No sales charges will be imposed in connection with the Reorganization.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

     Your Fund and Buying Fund pursue similar investment objectives and invest in similar types of securities. As a result, the Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective of Buying Fund.

     The investment objective or goal of Buying Fund is classified as fundamental, which means that the Board of Directors of Buyer cannot change it without shareholder approval. The investment objective of your Fund is not classified as fundamental, which means that the Board can change it without shareholder approval.

     A description of the fundamental and non-fundamental restrictions and policies applicable to your Fund and Buying Fund can be found in each Fund's Statement of Additional Information. While your Fund and Buying Fund have slightly different approaches to disclosing and characterizing these restrictions and policies, in substance your Fund and Buying Fund operate under the same general restrictions and are subject to the same general policies.

     The chart below provides a summary for comparison purposes of the investment objectives and principal investment strategies of your Fund and Buying Fund. You can find more detailed information about the investment objectives, strategies and other investment policies of your Fund and Buying Fund in the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

           AIM GLOBAL ENERGY FUND                            INVESCO ENERGY FUND
                 (YOUR FUND)                                    (BUYING FUND)
           ----------------------                            -------------------
                                    INVESTMENT OBJECTIVE
- long-term growth of capital                   - capital growth

                                    INVESTMENT STRATEGIES
- normally invests at least 80% of its assets   - invests 80% of its net assets in the equity
  in securities of energy sector companies        securities and equity-related instruments
                                                  of companies doing business in the energy
- invests primarily in marketable equity          sector
  securities, including convertible
  securities, but its investments may include   - invests primarily in equity securities that
  synthetic instruments such as warrants,         INVESCO believes will rise in price faster
  futures, options, exchange-traded funds and     than other securities, as well as in
  American Depositary Receipts                    options and other investments whose values
                                                  are based upon the values of equity
                                                  securities
- considers an "energy sector company" to be    - considers a company to be in the energy
  one that (1) derives at least 50% of its        sector if it meets at least one of the
  gross income or net sales from energy           following tests:
  sector activities; (2) devotes at least 50%     -- at least 50% of its gross income or its
  of its assets to such activities, based on         net sales must come from activities in
  its most recent fiscal year; or (3) based          the sector;
  on other available information, the advisor     -- at least 50% of its assets must be
  determines that its primary business is            devoted to producing revenues from the
  within the energy sector                           sector; or
                                                  -- based on the other available
                                                     information, it is determined that its
                                                     primary business is within the sector

           AIM GLOBAL ENERGY FUND                            INVESCO ENERGY FUND
                 (YOUR FUND)                                    (BUYING FUND)
           ----------------------                            -------------------
- invests in companies that develop, produce,   - invests in companies that include, but are
  provide, operate, own or distribute             not limited to, oil companies, oil and gas
  products or services related to energy          exploration companies, natural gas pipeline
                                                  companies, refinery companies, energy
- products or services include, but are not       conservation companies, coal, alternative
  limited to, exploration, production,            energy companies, and innovative energy
  development, refinement, management,            technology companies
  storage or distribution of oil, gas,
  electricity and coal, as well as nuclear,
  geothermal, oil shale, solar power and
  other alternative energy sources; onshore
  or offshore drilling; production and well
  maintenance; pipelines; energy
  conservation; pollution control technology;
  and equipment supply and plant design or
  construction
- no corresponding strategy                     - generally prefers to keep its investments
                                                  divided among the four main energy
                                                  subsectors: major oil companies, energy
                                                  services, oil and gas
                                                  exploration/production companies, and
                                                  natural gas pipeline companies
- will normally invest in the securities of     - may invest up to 25% of its assets in
  issuers located in at least three different     securities of non-U.S. issuers (securities
  countries, including the U.S. and may           of Canadian issuers and American Depositary
  invest a significant portion of its assets      Receipts are not subject to this 25%
  in the securities of U.S. issuers               limitation); no specific requirement with
                                                  respect to allocation of assets in a
- will invest no more than 50% of its total       specific number of countries
  assets in the securities of issuers in any
  one country, other than the U.S.
- the portfolio managers allocate your Fund's
  assets among securities of countries and in
  currency denominations that are expected to
  provide the best opportunities for meeting
  your Fund's investment objective
- may invest in companies located in            - no corresponding strategy
  developing countries
- may invest up to 20% of its net assets in     - may invest in junk bonds which INVESCO
  lower-quality debt securities, i.e., "junk      believes are not highly speculative and
  bonds"                                          which are rated at least CCC by S&P or Caa
                                                  by Moody's, although not a principal
                                                  strategy
- analyzes specific companies for possible      - uses a research oriented bottom-up
  investment and looks for several of the         investment approach. Focuses on company
  following characteristics: above-average        fundamentals and growth prospects when
  per share earnings growth; high return on       selecting securities, generally emphasizes
  invested capital; a healthy balance sheet;      companies INVESCO believes are strongly
  sound financial and accounting policies and     managed and will generate above-average
  overall financial strength; strong              long-term capital appreciation
  competitive advantages; effective research
  and product development and marketing;
  development of new technologies; efficient
  service; pricing flexibility; strong
  management; and general operating
  characteristics that will enable the
  companies to compete successfully in their
  respective markets
- may engage in active and frequent trading     - adjusts portfolio weightings depending on
  of portfolio securities to achieve its          current economic conditions
  investment objective

           AIM GLOBAL ENERGY FUND                            INVESCO ENERGY FUND
                 (YOUR FUND)                                    (BUYING FUND)
           ----------------------                            -------------------
- may invest in debt securities issued by       - no corresponding strategy
  energy companies, or in equity and debt
  securities of other companies the portfolio
  managers believe will benefit from
  developments in the energy sector

COMPARISON OF PRINCIPAL SERVICE PROVIDERS

     The following is a list of the current principal service providers for your Fund and Buying Fund.

                                                          SERVICE PROVIDERS
                                  -----------------------------------------------------------------
                                      AIM GLOBAL ENERGY FUND              INVESCO ENERGY FUND
SERVICE                                     (YOUR FUND)                      (BUYING FUND)
-------                           -------------------------------   -------------------------------
Investment Advisor.............   A I M Advisors, Inc.              INVESCO Funds Group, Inc.*
                                  11 Greenway Plaza, Suite 100      4350 South Monaco Street
                                  Houston, Texas 77046-1173         Denver, Colorado 80237
Distributor....................   A I M Distributors, Inc.          A I M Distributors, Inc.**
                                  11 Greenway Plaza, Suite 100      11 Greenway Plaza, Suite 100
                                  Houston, Texas 77046-1173         Houston, Texas 77046-1173
Administrator..................   A I M Advisors, Inc.              INVESCO Funds Group, Inc.***
                                  11 Greenway Plaza, Suite 100      4350 South Monaco Street
                                  Houston, Texas 77046-1173         Denver, Colorado 80237
Custodian......................   State Street Bank and Trust       State Street Bank and Trust
                                  Company                           Company
Transfer Agent and Dividend
  Disbursing Agent.............   A I M Fund Services, Inc.         INVESCO Funds Group, Inc.****
Independent Auditors...........   PricewaterhouseCoopers LLP        PricewaterhouseCoopers LLP

---------------

   * If the shareholders of Buying Fund approve a new investment advisory agreement with AIM, AIM will replace INVESCO as investment advisor for your Fund effective November 5, 2003.

  ** A I M Distributors, Inc. replaced INVESCO Distributors, Inc. as distributor of Buying Fund effective July 1, 2003.

 *** If the shareholders of Buying Fund approve a new investment advisory agreement with AIM, AIM will replace INVESCO as administrator for Buying Fund effective November 5, 2003.

**** A I M Fund Services, Inc. will replace INVESCO as transfer agent and dividend disbursing agent for Buying Fund on or about October 1, 2003.

COMPARISON OF PERFORMANCE

     A bar chart showing the annual total returns for calendar years ended December 31 for Class A shares of your Fund and Investor Class shares of Buying Fund can be found at Exhibit B. Also included as part of Exhibit B is a table showing the average annual total returns for the periods indicated for your Fund and Buying Fund, including sales charges. For more information regarding the total return of your Fund, see the "Financial Highlights" section of the Selling Fund Prospectus, which has been made a part of this Proxy Statement/Prospectus by reference. For more information regarding the total return of Buying Fund, see "Information About Buying Fund -- Financial Highlights." Past performance cannot guarantee comparable future results.

COMPARISON OF FEES AND EXPENSES

     A comparison of shareholder fees and annual operating expenses of each class of shares of your Fund as of October 31, 2002, and Buying Fund as of March 31, 2003, expressed as a percentage of net assets

("Expense Ratio"), can be found at Exhibit C. Pro forma estimated Expense Ratios for each class of shares of Buying Fund after giving effect to the Reorganization are also provided as of March 31, 2003 as part of Exhibit C.

COMPARISON OF MULTIPLE CLASS STRUCTURES

     A comparison of the share classes of your Fund that are available to investors and the corresponding share classes of Buying Fund that shareholders of your Fund will receive in the Reorganization can be found as Exhibit A. In addition to the share classes of Buying Fund listed on Exhibit A, Investor Class shares and Class K shares are available to investors. These share classes are not involved in the Reorganization. For information regarding the features of the various share classes of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

COMPARISON OF SALES CHARGES

     No initial sales charges are applicable to shares of Buying Fund received by holders of your Fund's shares in connection with the Reorganization. No redemption of your Fund's shares that could cause the imposition of a contingent deferred sales charge ("CDSC") will result in connection with the Reorganization. The holding period for purposes of determining whether to charge a CDSC upon redemptions of shares of Buying Fund received by holders of your Fund's shares in connection with the Reorganization will begin at the time your Fund's shares were originally purchased.

     The chart below provides a summary for comparison purposes of the initial sales charges and CDSCs applicable to each class of shares of your Fund and Buying Fund. The fee tables at Exhibit C include comparative information about maximum initial sales charges on purchases of Class A shares of your Fund and Buying Fund and the maximum CDSC on redemptions of certain classes of shares of your Fund and Buying Fund. For more detailed information on initial sales charges, including volume purchase breakpoints and waivers, and reductions of CDSCs over time, see the Selling Fund Prospectus and the Buying Fund Prospectus.

          CLASS A                         CLASS B                         CLASS C
          -------                         -------                         -------
- subject to an initial         - not subject to an initial     - not subject to an initial
  sales charge*                   sales charge                    sales charge
- may be subject to a CDSC      - subject to a CDSC on          - subject to a CDSC on
  on redemptions made within      certain redemptions made        certain redemptions made
  18 months from the date of      within 6 years from the         within 12 months from the
  certain large purchases**       date of purchase                date of purchase***

          CLASS K                      INVESTOR CLASS
     (BUYING FUND ONLY)              (BUYING FUND ONLY)
     ------------------              ------------------
- not subject to an initial     - not subject to an initial
  sales charge                    sales charge
- may be subject to a CDSC      - not subject to a CDSC
  on redemptions made within
  12 months from the date of
  certain purchases

---------------

  * Both your Fund and Buying Fund waive initial sales charges on Class A shares for certain categories of investors, including certain of their affiliated entities and certain of their employees, officers and directors/trustees and those of their investment advisor.

 ** For qualified plans investing in Class A shares of Buying Fund, this period is 12 months rather than 18 months.

*** Prior to August 18, 2003, Class C shares of Buying Fund are subject to a
    CDSC on certain redemptions made within 13 months from the date of purchase. This 13 month period changes to 12 months effective August 18, 2003.

     The CDSC on redemptions of shares of your Fund is computed based on the lower of their original purchase price or current market value. Prior to August 18, 2003, the CDSC on redemptions of shares of Buying Fund is computed based on their original purchase price. This method of computation changes to conform to your Fund's method of computation effective August 18, 2003.

COMPARISON OF DISTRIBUTION, PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE
RIGHTS

     Shares of your Fund and Buying Fund are distributed by A I M Distributors, Inc. ("AIM Distributors"), a registered broker-dealer and wholly owned subsidiary of AIM. AIM Distributors replaced INVESCO Distributors, Inc. as distributor of Buying Fund effective July 1, 2003.

     Both your Fund and Buying Fund have adopted a distribution plan that allows the payment of distribution and service fees for the sale and distribution of the shares of each of their respective classes. Both your Fund and Buying Fund have engaged AIM Distributors to provide such services either directly or through third parties. The fee tables at Exhibit C include comparative information about the distribution and service fees payable by each class of shares of your Fund and Buying Fund. Overall, each class of shares of Buying Fund has the same or lower aggregate distribution and service fees as the corresponding class of shares of your Fund.

     Although there are differences in the purchase, redemption and exchange procedures of your Fund and Buying Fund as of the date of this Proxy Statement/Prospectus, it is currently anticipated that the purchase, redemption and exchange procedures of your Fund and/or Buying Fund will be changed so that they are substantially the same prior to the consummation of the Reorganization. For information regarding the current purchase, redemption and exchange procedures of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

     As of the date of this Proxy Statement/Prospectus, shares of your Fund generally may be exchanged for shares of the same or a similar class of funds within The AIM Family of Funds(R) and shares of Buying Fund generally may be exchanged for shares of the same or a similar class of funds within the INVESCO Family of Funds. It is currently anticipated that, prior to the consummation of the Reorganization, shares of The AIM Family of Funds(R) and shares of the INVESCO Family of Funds generally will be able to be exchanged for shares of the same or a similar class of each other. If this exchangeability feature is not offered to shareholders prior to the consummation of the Reorganization, the consummation of the Reorganization will be delayed until such time as it is offered. See "Additional Information About the Agreement -- The Reorganization." For more detailed information regarding the current exchange rights of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

THE BOARD'S RECOMMENDATION ON PROPOSAL 1

     Your Board, including the independent trustees, unanimously recommends that you vote "FOR" this Proposal.

                                  RISK FACTORS

RISKS ASSOCIATED WITH BUYING FUND

     The following is a discussion of the principal risks associated with Buying Fund.

     Buying Fund is generally subject to risks that affect the energy sector. Although individual security selection drives the performance of Buying Fund, short-term fluctuations in commodity prices may influence Buying Fund's returns and increase price fluctuations in its shares. The businesses in which Buying Fund invests may be adversely affected by foreign government, federal, or state regulations on energy production, distribution or sale. Buying Fund is also subject to the following specific risks:

INVESTMENT STYLE RISK

     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

SECTOR RISK

     Buying Fund is concentrated in a comparatively narrow segment of the economy. This means Buying Fund's investment concentration in the energy sector is higher than most mutual funds and the broad securities market. Consequently, Buying Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in Buying Fund tend to go up and down more rapidly.

MARKET RISK

     Equity stock prices vary and may fall, thus reducing the value of Buying Fund's investments. Certain stocks selected for Buying Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies have more volatility than those of mid-size or large companies.

FOREIGN SECURITIES RISKS

     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. Buying Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation. Foreign securities risk also includes the following:

     Currency Risk. A change in the exchange rate between U.S. Dollars and a foreign currency may reduce the value of Buying Fund's investment in a security valued in the foreign currency, or based on that currency value.

     Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

     Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     Diplomatic Risk. A change in the diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LIQUIDITY RISK

     Buying Fund's portfolio is liquid if Buying Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest changes and market price fluctuations than others. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

     Options and futures are common types of derivatives that Buying Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. The use of options and futures may increase the performance of the Fund, but also may increase market risk. Other types of derivatives include swaps, caps, floors, and collars.

COUNTERPARTY RISK

     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with Buying Fund.

LACK OF TIMELY INFORMATION RISK

     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK

     Buying Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect Buying Fund's performance because it results in higher brokerage commissions and may result in taxable gain distributions to Buying Fund's shareholders.

GENERAL RISKS

     Not Insured. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

     No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.

     Possible Loss of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and Buying Fund will not reimburse you for any of these losses.

     Volatility. The price of your mutual fund shares will increase or decrease with changes in the value of Buying Fund's underlying investments and changes in the equity markets as a whole.

     Not a Complete Investment Plan. An investment in any mutual fund does not constitute a complete investment plan. Buying Fund is designed to be only a part of your personal investment plan.

COMPARISON OF RISKS OF BUYING FUND AND YOUR FUND

     The risks associated with an investment in your Fund are similar to those described above for Buying Fund because of the similarities in their investment objectives and strategies. Set forth below is a discussion of certain risks that differ between Buying Fund and your Fund. You can find more detailed descriptions of specific risks associated with your Fund in the Selling Fund Prospectus.

     Your Fund has a broader category of companies included in the energy sector which may increase your Fund's diversification. In contrast, Buying Fund generally prefers to limit investments to the four main energy subsectors, which may lead to greater concentration within the energy industry and less diversification within the energy sector.

     Your Fund has a greater ability to invest in foreign securities compared to Buying Fund, which can only invest up to 25% of its assets in foreign securities. Because your Fund has no such restrictions, it may be subject to greater foreign securities risk exposure than Buying Fund.

     Your Fund may invest in debt securities which are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. Your Fund may invest up to 20% of its net assets in junk bonds. Buying Fund may invest in junk bonds but it is not a principal strategy of Buying Fund. Your Fund's greater exposure to junk bonds may give it greater exposure to credit risks.

     Your Fund may participate in the initial public offering (IPO) market in some market cycles. Because of your Fund's small asset base, any investment it may make in IPOs may significantly affect the fund's total return. As your Fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on your Fund's total return.

                         INFORMATION ABOUT BUYING FUND

DESCRIPTION OF BUYING FUND SHARES

     Shares of Buying Fund are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of Buyer in certain circumstances. Each share of Buying Fund represents an equal proportionate interest in Buying Fund with each other share and is entitled to such dividends and distributions out of the income belonging to Buying Fund as are declared by the Board of Directors of Buying Fund. Each share of Buying Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of Buying Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. When issued, shares of Buying Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     A discussion of the performance of Buying Fund taken from its annual report to shareholders for the fiscal year ended March 31, 2003 is set forth in Appendix III to this Proxy Statement/Prospectus.

FINANCIAL HIGHLIGHTS

     For more information about Buying Fund's financial performance, see the "Financial Highlights" section of the Buying Fund Prospectus, which is attached to this Proxy Statement/Prospectus as Appendix II.

PENDING SHAREHOLDER PROPOSALS FOR BUYING FUND

     As previously discussed, the Board of Directors of Buyer is soliciting the shareholders of Buying Fund to vote on a new investment advisory agreement between AIM and Buying Fund, a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc., an affiliate of INVESCO, for Buying Fund, and an agreement and plan of reorganization to redomesticate Buyer as a Delaware statutory trust.

                   ADDITIONAL INFORMATION ABOUT THE AGREEMENT

TERMS OF THE REORGANIZATION

     The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Appendix I to this Proxy Statement/Prospectus.

THE REORGANIZATION

     Consummation of the Reorganization (the "Closing") is expected to occur on October 27, 2003, at 8:00 a.m., Eastern Time (the "Effective Time") on the basis of values calculated as of the close of regular trading on the New York Stock Exchange on October 24, 2003 (the "Valuation Date"). At the Effective Time, all of the assets of your Fund will be delivered to Buyer's custodian for the account of Buying Fund in exchange for the assumption by Buying Fund of the liabilities of your Fund and delivery by Buyer directly to the holders of record as of the Effective Time of the issued and outstanding shares of each class of your Fund of a number of shares of each corresponding class of Buying Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of your Fund so transferred, assigned and delivered, all determined and adjusted as provided in the Agreement. Upon delivery of such assets, Buying Fund will receive good and marketable title to such assets free and clear of all liens.

     In order to ensure continued qualification of your Fund for treatment as a "regulated investment company" for tax purposes and to eliminate any tax liability of your Fund arising by reason of undistributed investment company taxable income or net capital gain, Trust will declare on or prior to the Valuation Date to the shareholders of your Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing
(a) all of your Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended October 31, 2002 and for the short taxable year beginning on November 1, 2002 and ending on the Closing and (b) all of your Fund's net capital gain recognized in its taxable year ended October 31, 2002 and in such short taxable year (after reduction for any capital loss carryover).

     Buying Fund will proceed with the Reorganization if the shareholders of your Fund approve the Agreement.

     It is anticipated that, prior to the Closing, shares of The AIM Family of Funds(R) and shares of the INVESCO Family of Funds generally will be able to be exchanged for shares of the same or a similar class of each other. If this exchangeability feature is not offered to shareholders prior to the Closing, the Closing will be postponed until a mutually acceptable date not later than December 31, 2003 (the "Termination Date").

BOARD CONSIDERATIONS

     AMVESCAP initially proposed that the Board consider the Reorganization at an in-person meeting of the Board held on May 13-14, 2003, at which preliminary discussions of the Reorganization took place. The Board determined that the Reorganization is in the best interests of your Fund and will not dilute the interests of your Fund's shareholders, and approved the Agreement and the Reorganization, at an in-person meeting of the Board held on June 10-11, 2003.

     Over the course of the two Board meetings, the Board received from AIM and INVESCO written materials that contained information concerning your Fund and Buying Fund, including comparative total return and fee and expense information, a comparison of investment objectives and strategies of your Fund and Buying Fund and pro forma expense ratios for Buying Fund. AIM and INVESCO also provided the Board with written materials concerning the structure of the proposed Reorganization and the Federal tax consequences of the Reorganization.

     In evaluating the Reorganization, the Board considered a number of factors, including:

     - The investment objective and principal investment strategies of your Fund and Buying Fund.

     - The comparative expenses of your Fund and Buying Fund and the pro forma expenses of Buying Fund after giving effect to the Reorganization.

     - The comparative performance of your Fund and Buying Fund.

     - The comparative sizes of your Fund and Buying Fund.

     - The consequences of the Reorganization for Federal income tax purposes, including the treatment of capital loss carryforwards, if any, available to offset future capital gains of both your Fund and Buying Fund.

     - Any fees and expenses that will be borne directly or indirectly by your Fund or Buying Fund in connection with the Reorganization.

     The Board noted that your Fund will bear the costs and expenses incurred in connection with the Reorganization.

     The Board also noted that no sales charges or other charges would be imposed on any of the shares of Buying Fund issued to the shareholders of your Fund in connection with the Reorganization.

     Based on the foregoing and the information presented at the two Board meetings discussed above, the Board determined that the Reorganization is in the best interests of your Fund and will not dilute the interests of your Fund's shareholders. Therefore, the Board recommends the approval of the Agreement by the shareholders of your Fund at the Special Meeting.

     AMVESCAP initially proposed that the Board of Directors of Buyer consider the Reorganization at a telephone meeting of the Board of Directors held on May 5, 2003. Preliminary discussions of the Reorganization took place at the May 5, 2003 telephone meeting and at an in-person meeting of the Board of Directors held on May 13-15, 2003. The Board of Directors of Buyer determined that the Reorganization is in the best interests of Buying Fund and will not dilute the interests of Buying Fund shareholders, and approved the Agreement and the Reorganization, at an in-person meeting of the Board of Directors held on June 9, 2003.

OTHER TERMS

     If any amendment is made to the Agreement which would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval. However, the Agreement may be amended without shareholder approval by mutual agreement of the parties.

     Trust and Buyer have made representations and warranties in the Agreement that are customary in matters such as the Reorganization. The obligations of Trust and Buyer pursuant to the Agreement are subject to various conditions, including the following mutual conditions:

     - the assets of your Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by your Fund immediately prior to the Reorganization;

     - Buyer's Registration Statement on Form N-14 under the Securities Act of 1933 (the "1933 Act") shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

     - the shareholders of your Fund shall have approved the Agreement; and

     - Trust and Buyer shall have received an opinion from Kirkpatrick & Lockhart LLP that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for Federal income tax purposes for your Fund, Buying Fund or their shareholders.

     The Board of Trustees of Trust and the Board of Directors of Buyer may waive without shareholder approval any default by Trust or Buyer or any failure by Trust or Buyer to satisfy any of the above conditions as long as such a waiver is mutual and will not have a material adverse effect on the benefits intended under the Agreement for the shareholders of your Fund. The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties, or by either party if the shareholders of your Fund do not approve the Agreement or if the Closing does not occur on or before the Termination Date.

FEDERAL INCOME TAX CONSEQUENCES

     The following is a general summary of the material Federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing U.S. Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service ("IRS") and published judicial decisions, all of which are subject to change. The principal Federal income tax consequences that are expected to result from the Reorganization, under currently applicable law, are as follows:

     - the Reorganization will qualify as a "reorganization" within the meaning of Section 368(a) of the Code;

     - no gain or loss will be recognized by your Fund upon the transfer of its assets to Buying Fund solely in exchange for shares of Buying Fund and Buying Fund's assumption of the liabilities of your Fund or on the distribution of those shares to your Fund's shareholders; notwithstanding the foregoing, no conclusion is expressed as to the effect of the Reorganization on your Fund or any shareholder of your Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for Federal income tax purposes at the end of a taxable year (or on the termination or transfer of a taxpayer's rights (or obligations) with respect to such asset) under a mark-to-market system of accounting;

     - no gain or loss will be recognized by Buying Fund on its receipt of assets of your Fund in exchange for shares of Buying Fund issued directly to your Fund's shareholders;

     - no gain or loss will be recognized by any shareholder of your Fund upon the exchange of shares of your Fund for shares of Buying Fund;

     - the tax basis of the shares of Buying Fund to be received by a shareholder of your Fund will be the same as the shareholder's tax basis of the shares of your Fund surrendered in exchange therefor;

     - the holding period of the shares of Buying Fund to be received by a shareholder of your Fund will include the period for which such shareholder held the shares of your Fund exchanged therefor, provided that such shares of your Fund are capital assets in the hands of such shareholder as of the Closing; and

     - the tax year of your Fund will end on the date of the Closing, and Buying Fund will thereafter succeed to and take into account any capital loss carryover and certain other tax attributes of your Fund, subject to all relevant conditions and limitations on the use of such tax benefits.

     Neither Trust nor Buyer has requested or will request an advance ruling from the IRS as to the Federal tax consequences of the Reorganization. As a condition to Closing, Kirkpatrick & Lockhart LLP will render a favorable opinion to Trust and Buyer as to the foregoing Federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of Trust and Buyer upon which Kirkpatrick & Lockhart LLP will rely in rendering its opinion. The conclusions reached in that opinion could be jeopardized if the representations of Trust or Buyer are incorrect in any material respect.

     THE FOREGOING DESCRIPTION OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION IS MADE WITHOUT REGARD TO THE PARTICULAR FACTS AND CIRCUMSTANCES OF ANY SHAREHOLDER OF YOUR FUND. YOUR FUND'S SHAREHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE SPECIFIC CONSEQUENCES TO THEM OF THE REORGANIZATION, INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS.

ACCOUNTING TREATMENT

     The Reorganization will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to Buying Fund of the assets of your Fund will be the same as the book cost basis of such assets to your Fund.

                             RIGHTS OF SHAREHOLDERS

GENERAL

     Buyer is a Maryland corporation. Trust is a Delaware statutory trust. There is much that is similar between Maryland corporations and Delaware statutory trusts. For example, the responsibilities, powers and fiduciary duties of the directors of Buyer are substantially similar to those of the trustees of Trust.

     There are, however, certain differences between the two forms of organization. The operations of Buyer, as a Maryland corporation, are governed by its Articles of Incorporation, and any restatements, amendments and supplements thereto (the "Articles of Incorporation"), and applicable Maryland law. The operations of Trust, as a Delaware statutory trust, are governed by its Amended and Restated Agreement and Declaration of Trust, as amended (the "Declaration of Trust"), and applicable Delaware law.

     As discussed above under "Summary -- The Reorganization," if approved by Buyer's shareholders, Buyer will be redomesticated as a Delaware statutory trust prior to the consummation of the Reorganization. If such redomestication occurs, the discussion below of the rights of shareholders of a Maryland corporation will be inapplicable to Buyer.

LIABILITY OF SHAREHOLDERS

     Shareholders of a Maryland corporation generally do not have personal liability for the corporation's obligations, except that a shareholder may be liable to the extent that he or she receives any distribution which exceeds the amount which he or she could properly receive under Maryland law or where such liability is necessary to prevent fraud.

     The Delaware Statutory Trust Act provides that shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is, however, a remote possibility that, under certain circumstances, shareholders of a Delaware statutory trust might be held personally liable for the trust's obligations to the extent the courts of another state that does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Declaration of Trust provides that shareholders of the Trust shall not be subject to any personal liability for acts or obligations of the Trust and that every written agreement, obligation or other undertaking made or issued by the Trust shall contain a provision to the effect that shareholders are not personally liable thereunder. In addition, the Declaration of Trust provides for indemnification out of the Trust's property for any shareholder held personally liable solely by reason of his or her being or having been a shareholder. Therefore, the risk of any shareholder incurring financial loss beyond his or her investment due to shareholder liability is limited to circumstances in which the Trust itself is unable to meet its obligations and the express disclaimer of shareholder liabilities is determined not to be effective. Given the nature of the assets and operations of the Trust, the possibility of the Trust being unable to meet its obligations is considered remote, and even if a claim were brought against the

Trust and a court determined that shareholders were personally liable, it would likely not impose a material obligation on a shareholder.

ELECTION OF DIRECTORS/TRUSTEES; TERMS

     The shareholders of Buyer have elected a majority of the directors of Buyer. Each director serves until a successor is elected, subject to his or her earlier death, resignation or removal in the manner provided by law (see below). In the case of a vacancy on the Board of Directors (other than a vacancy created by removal by the shareholders), a majority of the directors may appoint a successor to fill such vacancy. The right of the Board of Directors to appoint directors to fill vacancies without shareholder approval is subject to the provisions of the 1940 Act.

     The shareholders of Trust have elected a majority of the trustees of Trust. Such trustees serve for the life of Trust, subject to their earlier death, incapacitation, resignation, retirement or removal (see below). In the case of any vacancy on the Board of Trustees, a majority of the trustees may appoint a successor to fill such vacancy. The right of the Board of Trustees to appoint trustees to fill vacancies without shareholder approval is subject to the provisions of the 1940 Act.

REMOVAL OF DIRECTORS/TRUSTEES

     A director of Buyer may be removed by the affirmative vote of a majority of the Board of Directors, a committee of the Board of Directors appointed for such purpose, or the holders of a majority of the outstanding shares of Buyer.

     A trustee of Trust may be removed at any time by a written instrument signed by at least two-thirds of the trustees or by vote of two-thirds of the outstanding shares of Trust.

MEETINGS OF SHAREHOLDERS

     Buyer is not required to hold annual meetings of shareholders and does not intend to do so unless required by the 1940 Act. The bylaws of Buyer provide that a special meeting of shareholders may be called by the president or, in his or her absence, the vice-president or by a majority of the Board of Directors or holders of shares entitled to cast at least 10% of the votes entitled to be cast at the special meeting. Requests for special meetings must, among other things, state the purpose of such meeting and the matters to be voted upon. No special meeting need be called to consider any matter previously voted upon at a special meeting called by the shareholders during the preceding twelve months, unless requested by a majority of all shares entitled to vote at such meeting.

     Trust is not required to hold annual meetings of shareholders unless required by the 1940 Act and does not intend to do so. The bylaws of Trust provide that any trustee may call a special meeting of shareholders and the trustees shall call a special meeting of the shareholders solely for the purpose of removing one or more trustees upon written request of the holders of not less than 10% of the outstanding shares of Trust. Special meetings may be called for the purpose of electing trustees or for any other action requiring shareholder approval, or for any matter deemed by the trustees to be necessary or desirable.

LIABILITY OF DIRECTORS/TRUSTEES AND OFFICERS; INDEMNIFICATION

     Maryland law permits a corporation to eliminate liability of its directors and officers to the corporation or its stockholders, except for liability arising from receipt of an improper benefit or profit and from active and deliberate dishonesty. The Articles of Incorporation eliminate director and officer liability to the fullest extent permitted under Maryland law. Under Maryland law, indemnification of a corporation's directors and officers is mandatory if a director or officer has been successful on the merits or otherwise in the defense of certain proceedings. Maryland law permits indemnification for other matters unless it is established that the act or omission giving rise to the proceeding was committed in bad faith, a result of active and deliberate dishonesty, or one in which a director or officer actually received an improper benefit.

     Delaware law provides that trustees of a statutory trust shall not be liable to the statutory trust or its shareholders for acting in good faith reliance on the provisions of its governing instrument and that the trustee's liabilities may be expanded or restricted by such instrument. Under the Declaration of Trust, the trustees and officers of Trust are not liable for any act or omission or any conduct whatsoever in their capacity as trustees, except for liability to the trust or shareholders due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee. Delaware law allows a statutory trust to indemnify and hold harmless any trustee or other person against any and all claims and demands. The Declaration of Trust provides for the indemnification of its trustees and officers to the extent that such trustees and officers act in good faith and reasonably believe that their conduct is in the best interests of Trust, except with respect to any matter in which it has been determined that such trustee acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

DISSOLUTION AND TERMINATION

     Maryland law provides that Buyer may be dissolved by the vote of a majority of the Board of Directors and two-thirds of the shares entitled to vote on the dissolution; however the Articles of Incorporation reduce the required shareholder vote from two-thirds to a majority of the shares entitled to vote on the dissolution.

     Pursuant to the Declaration of Trust, Trust or any series or class of shares of beneficial interest in Trust may be terminated by: (1) a majority shareholder vote of Trust or the affected series or class, respectively; or (2) if there are fewer than 100 shareholders of record of Trust or of such terminating series or class, the trustees pursuant to written notice to the shareholders of Trust or the affected series or class.

VOTING RIGHTS OF SHAREHOLDERS

     Shareholders of a Maryland corporation such as Buyer are entitled to vote on, among other things, those matters which effect fundamental changes in the corporate structure (such as a merger, consolidation or sale of substantially all of the assets of the corporation) as provided by Maryland law.

     The Declaration of Trust grants shareholders power to vote only with respect to the following: (i) election of trustees, provided that a meeting of shareholders has been called for that purpose; (ii) removal of trustees, provided that a meeting of shareholders has been called for that purpose; (iii) termination of Trust or a series or class of its shares of beneficial interest, provided that a meeting of shareholders has been called for that purpose; (iv) sale of all or substantially all of the assets of Trust or one of its investment portfolios; (v) merger or consolidation of Trust or any of its investment portfolios, with certain exceptions; (vi) approval of any amendments to shareholders' voting rights under the Declaration of Trust; and (vii) approval of such additional matters as may be required by law or as the trustees, in their sole discretion, shall determine.

DISSENTERS' RIGHTS

     Under Maryland law, shareholders may not demand the fair value of their shares from the successor company in a transaction involving the transfer of the corporation's assets and are, therefore, bound by the terms of the transaction if the stock is that of an open-end investment company registered with the SEC under the 1940 Act and the value placed on the stock in the transaction is its net asset value.

     Neither Delaware law nor the Declaration of Trust confers upon shareholders rights of appraisal or dissenters' rights.

AMENDMENTS TO ORGANIZATION DOCUMENTS

     Consistent with Maryland law, Buyer reserves the right to amend, alter, change or repeal any provision contained in the Articles of Incorporation in the manner prescribed by statute, including any amendment that alters the contract rights, as expressly set forth in the Articles of Incorporation, of any outstanding stock, and all rights conferred on shareholders are granted subject to this reservation. The Board of Directors of Buyer may approve amendments to the Articles of Incorporation to classify or reclassify unissued shares of a class of stock without shareholder approval. Other amendments to the Articles of Incorporation may be adopted if approved by the affirmative vote of a majority of all the votes entitled to be cast on the matter. The directors shall have the power to alter, amend or repeal the bylaws of Buyer or adopt new bylaws at any time.

     Consistent with Delaware law, the Board of Trustees of Trust may, without shareholder approval, amend the Declaration of Trust at any time, except to eliminate any voting rights pertaining to the shares of Trust, without approval of the majority of the shares of Trust. The trustees shall have the power to alter, amend or repeal the bylaws of Trust or adopt new bylaws at any time.

                                 CAPITALIZATION

     The following table sets forth, as of March 31, 2003, (i) the capitalization of each class of shares of your Fund, (ii) the capitalization of each class of shares of Buying Fund, and (iii) the pro forma capitalization of each class of shares of Buying Fund as adjusted to give effect to the transactions contemplated by the Agreement.

                                                                                          PRO FORMA
                                                        YOUR FUND       BUYING FUND      BUYING FUND
                                                      CLASS A SHARES   CLASS A SHARES   CLASS A SHARES
                                                      --------------   --------------   --------------
Net Assets..........................................   $28,345,772       $9,130,699      $37,476,471
Shares Outstanding..................................     2,415,278          542,002        2,224,619
Net Asset Value Per Share...........................   $     11.74       $    16.85      $     16.85

                                                                                          PRO FORMA
                                                        YOUR FUND       BUYING FUND      BUYING FUND
                                                      CLASS B SHARES   CLASS B SHARES   CLASS B SHARES
                                                      --------------   --------------   --------------
Net Assets..........................................   $12,981,388       $1,501,954      $14,483,342
Shares Outstanding..................................     1,139,594           89,871          866,625
Net Asset Value Per Share...........................   $     11.39       $    16.71      $     16.71

                                                                                          PRO FORMA
                                                        YOUR FUND       BUYING FUND      BUYING FUND
                                                      CLASS C SHARES   CLASS C SHARES   CLASS C SHARES
                                                      --------------   --------------   --------------
Net Assets..........................................    $1,984,714       $9,566,346      $11,551,060
Shares Outstanding..................................       174,072          581,459          702,094
Net Asset Value Per Share...........................    $    11.40       $    16.45      $     16.45

                                                                                         PRO FORMA
                                                                BUYING FUND             BUYING FUND
                                                           INVESTOR CLASS SHARES   INVESTOR CLASS SHARES
                                                           ---------------------   ---------------------
Net Assets...............................................      $231,023,351            $231,023,351
Shares Outstanding.......................................        13,745,599              13,745,599
Net Asset Value Per Share................................      $      16.81            $      16.81

                                                                                 PRO FORMA
                                                               BUYING FUND      BUYING FUND
                                                              CLASS K SHARES   CLASS K SHARES
                                                              --------------   --------------
Net Assets..................................................     $289,333         $289,333
Shares Outstanding..........................................       18,602           18,602
Net Asset Value Per Share...................................     $  15.55         $  15.55

                          INTERESTS OF CERTAIN PERSONS

     If the Reorganization is consummated and if the shareholders of Buying Fund do not approve a proposed new investment advisory agreement with AIM, INVESCO, as the current investment advisor of Buying Fund, will gain approximately $43.3 million in additional assets under management (based on your Fund's net assets as of March 31, 2003), upon which INVESCO will receive advisory fees. Exhibit C sets forth INVESCO's advisory fees applicable to Buying Fund.

                                 LEGAL MATTERS

     Certain legal matters concerning the tax consequences of the Reorganization will be passed upon by Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, NW, Washington, DC 20036-1221.

             ADDITIONAL INFORMATION ABOUT BUYING FUND AND YOUR FUND

     For more information with respect to your Fund concerning the following topics, please refer to the following sections of the Selling Fund Prospectus, which has been made a part of this Proxy Statement/ Prospectus by reference: (i) see "Performance Information" for more information about the performance of your Fund; (ii) see "Fund Management" for more information about the management of your Fund; (iii) see "Other Information" for more information about your Fund's policy with respect to dividends and distributions; and (iv) see "Other Information" and "Shareholder Information" for more information about sales charges, including contingent deferred sales charges, applicable to shares of your Fund, the pricing, purchase, redemption and repurchase of shares of your Fund, tax consequences to shareholders of various transactions in shares of your Fund, distribution arrangements and the multiple class structure of your Fund.

     For more information with respect to Buying Fund concerning the following topics, please refer to the following sections of the Buying Fund Prospectus, which has been made a part of this Proxy Statement/ Prospectus by reference and which is attached to this Proxy Statement/Prospectus as Appendix II: (i) see "Fund Performance" for more information about the performance of Buying Fund;
(ii) see "Fund Management" and "Portfolio Managers" for more information about the management of Buying Fund; (iii) see "Share Price" for more information about the pricing of shares of Buying Fund; (iv) see "Taxes" for more information about tax consequences to shareholders of various transactions in shares of Buying Fund; (v) see "Dividends And Capital Gain Distributions" for more information about Buying Fund's policy with respect to dividends and distributions; and (vi) see "How To Buy Shares", "How To Sell Shares" and "Your Account Services" for more information about sales charges, including contingent deferred sales charges, applicable to shares of Buying Fund, the purchase, redemption and repurchase of shares of Buying Fund, distribution arrangements and the multiple class structure of Buying Fund.

         INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

     This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual reports which Trust and Buyer have filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number of Trust's registration statement containing the Selling Fund Prospectus and related Statement of Additional Information is Registration No. 811-05426. Such Selling Fund Prospectus is incorporated herein by reference. The SEC file number for Buyer's registration statement containing the Buying Fund Prospectus and related Statement of Additional Information is Registration No. 811-3826. Such Buying Fund Prospectus is incorporated herein by reference.

     Trust and Buyer are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy material, registration statements and other information filed by Trust and Buyer (including the

Registration Statement of Buyer relating to Buying Fund on Form N-14 of which this Proxy Statement/ Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1014, Judiciary Plaza, 450 Fifth Street, NW, Washington, DC 20549, and at the following regional office of the SEC: 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding Trust and Buyer and other registrants that file electronically with the SEC.

                                 PROPOSAL 2 --
                              ELECTION OF TRUSTEES

BACKGROUND

     In considering the integration initiative proposed by AMVESCAP, the independent directors/trustees of the AIM Funds and the independent directors of the INVESCO Funds determined that the shareholders of all the AIM Funds and the INVESCO Funds would benefit if a unified board of directors/trustees was responsible for overseeing the operation of both the AIM Funds and the INVESCO Funds and the services provided by AIM, INVESCO and their affiliates. Accordingly, the Boards of Directors/Trustees of the AIM Funds and the Boards of Directors of the INVESCO Funds agreed to combine the separate boards and create a unified board of directors/trustees.

     You are being asked to approve Proposal 2 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from having a combined board of trustees.

STRUCTURE OF THE BOARD OF TRUSTEES

     The Board currently consists of 12 persons. Ten of the current trustees are "independent," meaning they are not "interested persons" of Trust within the meaning of the 1940 Act. Two of the current trustees are "interested persons" because of their business and financial relationships with Trust and AIM, its investment advisor, and/or AIM's parent, AMVESCAP.

NOMINEES FOR TRUSTEES

     Trust's Committee on Directors/Trustees (which consists solely of independent trustees) has approved the nomination of each of the 12 current trustees, as set forth below, to serve as trustee until his or her successor is elected and qualified. In addition, the Committee on Directors/Trustees has approved the nomination of four new nominees, as set forth below, to serve as trustee until his or her successor is elected and qualified. These four new nominees were nominated to effect the proposed combination of the Boards of Directors/Trustees of the AIM Funds and the Boards of Directors of the INVESCO Funds.

     Each nominee who is a current trustee serves as a director or trustee of the 17 registered investment companies comprising the AIM Funds. Each nominee who is a current trustee oversees 86 portfolios which comprise the AIM Funds. The business address of each nominee who is a current trustee is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

     Each new nominee serves as a director of the ten registered investment companies comprising the INVESCO Funds. Each new nominee currently oversees 46 portfolios which comprise the INVESCO Funds. The business address of each new nominee is 4350 South Monaco Street, Denver, Colorado 80237.

     If elected, each nominee would oversee a total of 27 registered investment companies currently comprising 132 portfolios.

  NOMINEES WHO CURRENTLY ARE INDEPENDENT TRUSTEES

                                 TRUSTEE      PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH            SINCE         DURING PAST 5 YEARS           OTHER DIRECTORSHIP(S) HELD
----------------------           -------      -----------------------         --------------------------
Frank S. Bayley -- 1939........   1987     Of Counsel, law firm of Baker    Badgley Funds, Inc.
                                           & McKenzie                       (registered investment
                                                                            company)
Bruce L. Crockett -- 1944......   2001     Chairman, Crockett Technology    ACE Limited (insurance
                                           Associates (technology           company); Captaris, Inc.
                                           consulting company) and          (unified messaging provider)
                                           Captaris, Inc. (unified
                                           messaging provider)
Albert R. Dowden -- 1941.......   2001     Director of a number of public   Cortland Trust, Inc.
                                           and private business             (Chairman) (registered
                                           corporations, including the      investment company); Annuity
                                           Boss Group, Ltd. (private        and Life Re (Holdings), Ltd.
                                           investment and management) and   (insurance company)
                                           Magellan Insurance Company;
                                           formerly President, Chief
                                           Executive Officer and
                                           Director, Volvo Group North
                                           America, Inc.; Senior Vice
                                           President, AB Volvo and
                                           director of various affiliated
                                           Volvo Group companies
Edward K. Dunn, Jr. -- 1935....   2001     Formerly, Chairman, Mercantile   None
                                           Mortgage Corp.; President and
                                           Chief Operating Officer,
                                           Mercantile-Safe Deposit &
                                           Trust Co.; and President,
                                           Mercantile Bankshares Corp.
Jack M. Fields -- 1952.........   2001     Chief Executive Officer,         Administaff
                                           Twenty First Century Group,
                                           Inc. (government affairs
                                           company) and Texana Timber LP
Carl Frischling -- 1937........   2001     Partner, law firm of Kramer      Cortland Trust, Inc.
                                           Levin Naftalis & Frankel LLP     (registered investment
                                                                            company)
Prema Mathai-Davis -- 1950.....   2001     Formerly, Chief Executive        None
                                           Officer, YWCA of the USA
Lewis F. Pennock -- 1942.......   2001     Partner, law firm of Pennock &   None
                                           Cooper
Ruth H. Quigley -- 1935........   1987     Retired                          None
Louis S. Sklar -- 1939.........   2001     Executive Vice President,        None
                                           Development and Operations,
                                           Hines Interests Limited
                                           Partnership (real estate
                                           development company)

  NOMINEES WHO CURRENTLY ARE INTERESTED PERSONS

NAME, YEAR OF BIRTH AND          TRUSTEE      PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH TRUST       SINCE         DURING PAST 5 YEARS           OTHER DIRECTORSHIP(S) HELD
---------------------------      -------      -----------------------         --------------------------
Robert H. Graham(1) -- 1946....   1998     Director and Chairman, A I M     None
  Chairman and President                   Management Group Inc.
                                           (financial services holding
                                           company); and Director and
                                           Vice Chairman, AMVESCAP PLC
                                           (parent of AIM and a global
                                           investment management firm)
                                           and Chairman, AMVESCAP
                                           PLC -- AIM Division; formerly,
                                           President and Chief Executive
                                           Officer, A I M Management
                                           Group Inc.; Director, Chairman
                                           and President, A I M Advisors,
                                           Inc. (registered investment
                                           advisor); Director and
                                           Chairman, A I M Capital
                                           Management, Inc. (registered
                                           investment advisor), A I M
                                           Distributors, Inc. (registered
                                           broker dealer), A I M Fund
                                           Services, Inc. (registered
                                           transfer agent), and Fund
                                           Management Company (registered
                                           broker dealer); and Chief
                                           Executive Officer, AMVESCAP
                                           PLC-Managed Products
Mark H. Williamson(2) -- 1951..   2003     Director, President and Chief    Director of each of the ten
  Executive Vice President                 Executive Officer, A I M         INVESCO Funds
                                           Management Group Inc.;
                                           Director, Chairman and
                                           President, A I M Advisors,
                                           Inc. (registered investment
                                           advisor); Director, A I M
                                           Distributors, Inc. (registered
                                           broker dealer); and Chief
                                           Executive Officer of the AIM
                                           Division of AMVESCAP PLC
                                           (2003-present); formerly,
                                           Chief Executive Officer,
                                           Managed Products Division,
                                           AMVESCAP PLC (2001-2002);
                                           Chairman of the Board
                                           (1998-2002), President
                                           (1998-2002) and Chief
                                           Executive Officer (1998-2002)
                                           of INVESCO Funds Group, Inc.
                                           (registered investment
                                           advisor) and INVESCO
                                           Distributors, Inc. (registered
                                           broker dealer); Chief
                                           Operating Officer and Chairman
                                           of the Board of INVESCO Global
                                           Health Sciences Fund; Chairman
                                           and Chief Executive Officer of
                                           NationsBanc Advisors, Inc.;
                                           and Chairman of NationsBanc
                                           Investments, Inc.

---------------

(1) Mr. Graham is considered an interested person of Trust because he is a director of AMVESCAP PLC, parent of the advisor to, and principal underwriter of, Trust.

(2) Mr. Williamson is considered an interested person of Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, Trust.

  NEW NOMINEES WHO WILL BE INDEPENDENT TRUSTEES

                                          PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH                      DURING PAST 5 YEARS             OTHER DIRECTORSHIP(S) HELD
----------------------                    -----------------------           --------------------------
Bob R. Baker -- 1936..............   Consultant (2000-present);          None
                                     formerly, President and Chief
                                     Executive Officer (1988-2000) of
                                     AMC Cancer Research Center,
                                     Denver, Colorado; until
                                     mid-December 1988, Vice Chairman
                                     of the Board of First Columbia
                                     Financial Corporation, Englewood,
                                     Colorado; formerly, Chairman of
                                     the Board and Chief Executive
                                     Officer of First Columbia
                                     Financial Corporation.
James T. Bunch -- 1942............   Co-President and Founder of         None
                                     Green, Manning & Bunch Ltd.,
                                     Denver, Colorado (1988-present)
                                     (investment banking firm);
                                     Director and Vice President of
                                     Western Golf Association and
                                     Evans Scholars Foundation;
                                     Executive Committee, United
                                     States Golf Association;
                                     formerly, General Counsel and
                                     Director of Boettcher & Co.,
                                     Denver, Colorado; and formerly,
                                     Chairman and Managing Partner,
                                     law firm of Davis, Graham &
                                     Stubbs, Denver, Colorado.
Gerald J. Lewis -- 1933...........   Chairman of Lawsuit Resolution      General Chemical Group, Inc.,
                                     Services, San Diego, California     Hampdon, New Hampshire (1996-
                                     (1987-present); formerly,           present), Wheelabrator
                                     Associate Justice of the            Technologies, Inc. (waste
                                     California Court of Appeals; and    management company), Fisher
                                     Of Counsel, law firm of Latham &    Scientific, Inc. (laboratory
                                     Watkins, San Diego, California      supplies), Henley Manufacturing,
                                     (1987-1997).                        Inc., and California Coastal
                                                                         Properties, Inc.
Larry Soll, Ph.D. -- 1942.........   Retired; formerly, Chairman of      Synergen Inc. (since
                                     the Board (1987-1994), Chief        incorporation in 1982) and Isis
                                     Executive Officer (1982-1989 and    Pharmaceuticals, Inc.
                                     1993-1994) and President
                                     (1982-1989) of Synergen Inc.
                                     (biotechnology company); and
                                     formerly, trustee of INVESCO
                                     Global Health Sciences Fund.

THE BOARD'S RECOMMENDATION ON PROPOSAL 2

     Your Board, including the independent trustees, unanimously recommends that you vote "FOR" these 16 nominees.

COMMITTEES OF THE BOARD

     The Board has four standing committees: an Audit Committee, an Investments Committee, a Valuation Committee and a Committee on Directors/Trustees. These committees will remain as part of the proposed combined board.

  AUDIT COMMITTEE

     The Audit Committee is comprised entirely of independent trustees. The members of the current Audit Committee are Messrs. Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Lewis F. Pennock, Louis S. Sklar, Dr. Prema Mathai-

Davis and Miss Ruth H. Quigley. The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by your Fund (including resolution of disagreements between your Fund's management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of your Fund; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy of financial reporting and asset valuation; and (iv) pre-approving permissible non-audit services that are provided to your Fund by its independent auditors.

  COMMITTEE ON DIRECTORS/TRUSTEES

     The Committee on Directors/Trustees is comprised entirely of independent trustees. The current members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) nominating persons who are not interested persons of Trust for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of Trust at meetings called for the election of trustees; (ii) nominating persons who are not interested persons of Trust for selection as members of each committee of the Board, including, without limitation, the Audit Committee, the Committee on Directors/ Trustees, the Investments Committee and the Valuation Committee, and to nominate persons for selection as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the independent trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of Trust.

     The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

     Notice procedures set forth in Trust's bylaws require that any shareholder of your Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Secretary of Trust the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the meeting and not earlier than the close of business on the 120th day prior to the meeting. The notice must set forth: (i) as to each person whom the shareholder proposes to nominate for election or reelection as a trustee all information relating to such person that is required to be disclosed in solicitations of proxies for election of trustees in an election contest, or is otherwise required, in each case pursuant to Regulation 14A of the Securities Exchange Act of 1934 (including such person's written consent to being named in the proxy statement as a nominee and to serving as a trustee if elected); and
(ii) as to the shareholder giving the notice and the beneficial owner, if any, on whose behalf the nomination is made: (a) the name and address of such shareholder, as they appear on Trust's books, and of such beneficial owner; and
(b) the number of shares of each series portfolio of Trust which are owned of record or beneficially by such shareholder and such beneficial owner.

  INVESTMENTS COMMITTEE

     The current members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Carl Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

  VALUATION COMMITTEE

     The current members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies.

BOARD AND COMMITTEE MEETING ATTENDANCE

     During the fiscal year ended October 31, 2002, the Board met ten times, the Audit Committee met six times, the Committee on Directors/Trustees met five times, the Investments Committee met four times and the Valuation Committee met one time. All of the current trustees then serving attended at least 75% of the meetings of the Board or applicable committee during the most recent fiscal year.

TRUSTEE'S COMPENSATION

     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

     Information regarding compensation paid or accrued for each trustee of Trust who was not affiliated with AIM during the year ended December 31, 2002 is found in Exhibit D.

RETIREMENT PLAN FOR TRUSTEES

     The trustees have adopted a retirement plan for the trustees of Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

     The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

     Annual retirement benefits are available to each non-AIM-affiliated trustee of Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or
(ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received the benefits based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit. Payment of benefits under the plan is not secured or funded by Trust.

DEFERRED COMPENSATION AGREEMENTS

     Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the

"Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustees' retirement benefits commence under the plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustees' termination of service as a trustee of Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of Trust and of each other AIM Fund from which they are deferring compensation.

OFFICERS OF TRUST

     Information regarding the current officers of Trust can be found in Exhibit E.

SECURITY OWNERSHIP OF MANAGEMENT

     Information regarding the ownership of each class of your Fund's shares by trustees, nominees, and current executive officers of Trust can be found in Exhibit F.

TRUSTEE OWNERSHIP OF YOUR FUND'S SHARES

     The dollar range of equity securities beneficially owned by each trustee and nominee as of December 31, 2002 (i) in your Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex can be found in Exhibit G.

                INFORMATION ABOUT THE SPECIAL MEETING AND VOTING

PROXY STATEMENT/PROSPECTUS

     We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Special Meeting and at any adjournments of the Special Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Special Meeting. However, you do not need to attend the Special Meeting to vote your shares. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

     Trust intends to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about August 25, 2003 to all shareholders entitled to vote. Shareholders of record as of the close of business on July 25, 2003 (the "Record Date") are entitled to vote at the Special Meeting. The number of shares outstanding of each class of shares of your Fund on the Record Date can be found at Exhibit H. Each share is entitled to one vote for each full share held, and a fractional vote for a fractional share held.

TIME AND PLACE OF SPECIAL MEETING

     We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 on October 21, 2003, at 3:00 p.m., Central Time.

VOTING IN PERSON

     If you do attend the Special Meeting and wish to vote in person, we will provide you with a ballot prior to the vote. However, if your shares are held in the name of your broker, bank or other nominee, you must bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote. Please call Trust at (800) 952-3502 if you plan to attend the Special Meeting.

VOTING BY PROXY

     Whether you plan to attend the Special Meeting or not, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the Special Meeting and vote.

     If you properly fill in and sign your proxy card and send it to us in time to vote at the Special Meeting, your "proxy" (the individual named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares as recommended by the Board as follows and in accordance with management's recommendation on other matters:

     - FOR the proposal to approve the Agreement.

     - FOR the election of all 16 nominees for trustee.

     Your proxy will have the authority to vote and act on your behalf at any adjournment of the Special Meeting.

     If you authorize a proxy, you may revoke it at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of Trust in writing to the address of Trust set forth on the cover page of this Proxy Statement/Prospectus before the Special Meeting that you have revoked your proxy. In addition, although merely attending the Special Meeting will not revoke your proxy, if you are present at the Special Meeting you may withdraw your proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

VOTING BY TELEPHONE OR THE INTERNET

     You may vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the proxy card accompanying this Proxy Statement/Prospectus.

QUORUM REQUIREMENT AND ADJOURNMENT

     A quorum of shareholders is necessary to hold a valid meeting. A quorum will exist for Proposal 1 if shareholders entitled to vote one-third of the issued and outstanding shares of your Fund on the Record Date are present at the Special Meeting in person or by proxy. A quorum will exist for Proposal 2 if shareholders entitled to vote one-third of the issued and outstanding shares of Trust on the Record Date are present at the Special Meeting in person or by proxy.

     Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you. A "broker non-vote" occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine.

     Abstentions and broker non-votes will count as shares present at the Special Meeting for purposes of establishing a quorum.

     If a quorum is not present at the Special Meeting or a quorum is present but sufficient votes to approve a Proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Special Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR a Proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST such Proposal against such adjournment. A shareholder vote may be taken on a Proposal in this Proxy Statement/ Prospectus prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

VOTE NECESSARY TO APPROVE EACH PROPOSAL

     PROPOSAL 1. Approval of Proposal 1 requires the lesser of (a) the affirmative vote of 67% or more of the voting securities of your Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of your Fund are present or represented by proxy, or (b) the affirmative vote of more than 50% of the outstanding voting securities of your Fund. Abstentions and broker non-votes are counted as present but are not considered votes cast at the Special Meeting. As a result, they have the same effect as a vote against Proposal 1 because approval of Proposal 1 requires the affirmative vote of a percentage of the voting securities present or represented by proxy or a percentage of the outstanding voting securities.

     PROPOSAL 2. The affirmative vote of a plurality of votes cast at the Special Meeting is necessary to elect trustees, meaning that the trustee nominee with the most affirmative votes for a particular slot is elected for that slot. In an uncontested election for trustees, the plurality requirement is not a factor. Abstentions and broker non-votes will not count as votes cast and will have no effect on the outcome of this proposal.

PROXY SOLICITATION

     Trust has engaged the services of Georgeson Shareholder Communications Inc. ("Solicitor") to assist in the solicitation of proxies for the Special Meeting. Solicitor's costs are estimated to be approximately $12,400. Trust expects to solicit proxies principally by mail, but Trust or Solicitor may also solicit proxies by telephone, facsimile or personal interview. Trust's officers will not receive any additional or special compensation for any such solicitation. Your Fund will bear the costs and expenses incurred in connection with the Reorganization, including Solicitor's costs.

OTHER MATTERS

     Management does not know of any matters to be presented at the Special Meeting other than those discussed in this Proxy Statement/Prospectus. If any other matters properly come before the Special Meeting, the shares represented by proxies will be voted with respect thereto in accordance with management's recommendation.

SHAREHOLDER PROPOSALS

     As a general matter, your Fund does not hold regular meetings of shareholders. If you wish to submit a proposal for consideration at a meeting of shareholders of your Fund, you should send such proposal to Trust at the address set forth on the first page of this Proxy Statement/Prospectus. To be considered for presentation at a meeting of shareholders, Trust must receive proposals a reasonable time before proxy materials are prepared for the meeting. Your proposal also must comply with applicable law.

     For a discussion of procedures that you must follow if you want to propose an individual for nomination as a trustee, please refer to the section of this Proxy Statement/Prospectus entitled "Proposal 2 -- Committees of the
Board -- Committee on Directors/Trustees."

OWNERSHIP OF SHARES

     A list of the name, address and percent ownership of each person who, as of July 25, 2003 to the knowledge of Trust owned 5% or more of any class of the outstanding shares of your Fund can be found at Exhibit I.

     A list of the name, address and percent ownership of each person who, as of July 25, 2003 to the knowledge of Buyer owned 5% or more of any class of the outstanding shares of Buying Fund can be found at Exhibit J.

                         INDEPENDENT PUBLIC ACCOUNTANTS

     The Audit Committee of the Board has appointed PricewaterhouseCoopers LLP (the "Auditor") as Trust's independent public accountants for the fiscal year ending October 31, 2003. A representative of the Auditor is expected to be available at the Special Meeting and to have the opportunity to make a statement and respond to appropriate questions from the shareholders. The Audit Committee of the Board has considered whether the provision of the services below is compatible with maintaining the Auditor's independence.

FEES PAID TO THE AUDITOR RELATED TO TRUST

     The Auditor billed Trust (consisting of six separate series portfolio) aggregate fees for professional services rendered for the 2002 fiscal year as follows:

Audit Fees..................................................   $166,720
Financial Information Systems Design and Implementation
  Fees......................................................   $      0
All Other Fees*.............................................   $ 78,103
                                                               --------
Total Fees..................................................   $244,823

---------------

* All Other Fees includes fees billed for all other non-audit services, including fees for tax-related services rendered to Trust.

FEES PAID TO THE AUDITOR NOT RELATED TO TRUST

     The Auditor billed AIM aggregate fees for professional services rendered for the 2002 fiscal year to AIM, or any affiliate that provided services to Trust, as follows:

Financial Information Systems Design and Implementation
  Fees......................................................   $      0
All Other Fees**............................................   $346,364
                                                               --------
Total Fees..................................................   $346,364

---------------

** As required by SEC rules, All Other Fees includes amounts paid to the Auditor by your Fund's advisor and other related entities that provides support for the operations of Trust. All Other Fees include business advisory services performed for the selection of a transfer agent and its conversion. The services provided benefited many legal entities of AIM, including many other funds within the AIM Fund complex.

                                   EXHIBIT A

                                                               CORRESPONDING CLASSES OF
CLASSES OF SHARES OF YOUR FUND                                  SHARES OF BUYING FUND
------------------------------                                 ------------------------
Class A shares..............................................        Class A shares
Class B shares..............................................        Class B shares
Class C shares..............................................        Class C shares

                                   EXHIBIT B

             COMPARISON OF PERFORMANCE OF YOUR FUND AND BUYING FUND

AIM GLOBAL ENERGY FUND (YOUR FUND)

     The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

  ANNUAL TOTAL RETURNS(1)

     The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................    7.05%
1996...................................................................   47.19%
1997...................................................................   -1.51%
1998...................................................................  -34.31%
1999...................................................................   18.69%
2000...................................................................    0.77%
2001...................................................................  -17.03%
2002...................................................................    6.15%

     During the periods shown in the bar chart, the highest quarterly return was 31.87% (quarter ended September 30, 1997) and the lowest quarterly return was -21.61% (quarter ended September 30, 1998).

  PERFORMANCE TABLE

     The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

  Average Annual Total Returns (for the periods ended December 31, 2002)

                                                                   SINCE       INCEPTION
                                           1 YEAR    5 YEARS    INCEPTION(2)      DATE
                                          --------   --------   ------------   ----------
Class A                                                                         5/31/94
  Return Before Taxes...................     1.10%    (8.00)%       0.47%
  Return After Taxes on Distributions...     0.85     (8.09)        0.12
  Return After Taxes on Distributions
     and Sale of Fund Shares............     0.68     (6.21)        0.29
MSCI AC World Free Index(3).............   (18.98)    (1.94)        4.24(4)     5/31/94(4)
  (reflects no deduction for fees,
     expenses, or taxes)

---------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1) A significant portion of the fund's returns during certain periods prior to 2001 was attributable to its investments in IPOs. These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPOs on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the "Financial Highlights" section of the prospectus.

(2) Since Inception performance is only provided for a class with less than ten calendar years of performance.

(3) The Morgan Stanley Capital International All Country World Free Index measures the performance of securities listed on the major world stock exchanges of 47 markets, including both developed and emerging markets.

(4) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

INVESCO ENERGY FUND (BUYING FUND)

     Performance information in the bar chart below is that of the Fund's Investor Class shares, which has the longest operating history of the Fund's classes.

     The bar chart below shows the Fund's Investor Class shares actual yearly performance (commonly known as their "total return") for the years ended December 31 over the past decade. The table below shows the pre-tax and after-tax average annual total returns of Investor Class shares for various periods ended December 31, 2002 compared to the S&P 500 Index.

     After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption returns assume you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rates in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax return shown is not relevant.

     The information in the bar chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                         ENERGY FUND -- INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1)(2)

'93.........................................................   16.71%
'94.........................................................   (7.25)%
'95.........................................................   19.80%
'96.........................................................   38.84%
'97.........................................................   19.09%
'98.........................................................  (27.83)%
'99.........................................................   41.88%
'00.........................................................   58.17%
'01.........................................................  (16.81)%
'02.........................................................   (4.32)%


Best Calendar Qtr. 9/97 28.24%
Worst Calendar Qtr. 9/98 (18.34)%

                                                              AVERAGE ANNUAL TOTAL RETURN
                                                                    AS OF 12/31/02
                                                              ---------------------------
                                                              1 YEAR   5 YEARS   10 YEARS
                                                              ------   -------   --------
INVESTOR CLASS
  Energy Fund(1)(2)
     Return Before Taxes....................................   (4.32)%   5.21%    10.70%
     Return After Taxes on Distributions....................   (4.32)%   4.86%     9.21%
     Return After Taxes on Distributions and Sale of Fund
      Shares................................................   (2.65)%   4.24%     8.34%
S&P 500 Index(3)
  (reflects no deduction for fees, expenses or taxes).......  (22.09)%  (0.58)%    9.35%

---------------

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of each class' expenses.

(2) Returns before taxes for Investor Class shares of Energy Fund year-to-date as of the calendar quarter ended June 30, 2003 was 10.05%.

(3) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the Index does not pay brokerage, management, administrative, or distribution expenses, all of which are paid by the classes and are reflected in its annual returns. Index returns also do not include sales charges or CDSCs that may be paid by the shareholder.

                                   EXHIBIT C

                    COMPARISON FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

     This table compares the shareholder fees and annual operating expenses, expressed as a percentage of net assets ("Expense Ratios"), of Class A, Class B and Class C shares of AIM Global Energy Fund ("Selling Fund"), and of Class A, Class B, Class C, Class K and Investor Class shares of INVESCO Energy Fund ("Buying Fund"). Pro Forma Combined Expense Ratios of Buying Fund giving effect to the reorganization of Selling Fund into Buying Fund are also provided.

                                             SELLING FUND                                BUYING FUND
                                           (AS OF 10/31/02)                            (AS OF 3/31/03)
                                    ------------------------------   ----------------------------------------------------
                                                                                                                 INVESTOR
                                    CLASS A      CLASS B   CLASS C   CLASS A      CLASS B   CLASS C   CLASS K     CLASS
                                    SHARES       SHARES    SHARES    SHARES       SHARES    SHARES    SHARES      SHARES
                                    -------      -------   -------   -------      -------   -------   -------    --------
SHAREHOLDER FEES
 (fees paid directly from your
 investment)
Maximum Front-End Sales Charge
 (Load) on purchases (as a
 percentage of offering price)....   4.75%         None      None     5.50%         None      None      None       None
Maximum Contingent Deferred Sales
 Charge (Load)(1).................    None(2)(3)  5.00%     1.00%      None(3)(4)  5.00%     1.00%      None(5)    None
ANNUAL FUND OPERATING EXPENSES(6)
 (expenses that are deducted from
 fund assets)
Management Fees...................   0.98%        0.98%     0.98%     0.75%        0.75%     0.75%     0.75%      0.75%
Distribution and Service (12b-1)
 Fees(7)..........................   0.50%        1.00%     1.00%     0.35%        1.00%     1.00%     0.45%      0.25%
Other Expenses....................   1.28%        1.28%     1.28%     0.36%        0.66%     0.78%     4.16%      0.69%
Total Annual Fund Operating
 Expenses(8)(9)...................   2.76%        3.26%     3.26%     1.46%        2.41%     2.53%     5.36%      1.69%
Fee Waivers/Reimbursements........   0.76%        0.76%     0.76%     0.00%        0.00%     0.00%     3.16%      0.00%
Net Expenses......................   2.00%        2.50%     2.50%     1.46%        2.41%     2.53%     2.20%      1.69%

                                                        BUYING FUND
                                                     PRO FORMA COMBINED
                                                      (AS OF 3/31/03)
                                    ----------------------------------------------------
                                                                                INVESTOR
                                    CLASS A      CLASS B   CLASS C   CLASS K     CLASS
                                    SHARES       SHARES    SHARES    SHARES      SHARES
                                    -------      -------   -------   -------    --------
SHAREHOLDER FEES
 (fees paid directly from your
 investment)
Maximum Front-End Sales Charge
 (Load) on purchases (as a
 percentage of offering price)....   5.50%         None      None      None       None
Maximum Contingent Deferred Sales
 Charge (Load)(1).................    None(3)(4)  5.00%     1.00%      None(5)    None
ANNUAL FUND OPERATING EXPENSES(6)
 (expenses that are deducted from
 fund assets)
Management Fees...................   0.75%        0.75%     0.75%     0.75%      0.75%
Distribution and Service (12b-1)
 Fees(7)..........................   0.35%        1.00%     1.00%     0.45%      0.25%
Other Expenses....................   0.72%        0.85%     0.79%     4.16%      0.70%
Total Annual Fund Operating
 Expenses(8)(9)...................   1.82%        2.60%     2.54%     5.36%      1.70%
Fee Waivers/Reimbursements........   0.00%        0.00%     0.00%     3.16%      0.00%
Net Expenses......................   1.82%        2.60%     2.54%     2.20%      1.70%

---------------

(1) For Selling Fund, calculated as a percentage of original purchase price or redemption proceeds, whichever is less. For Buying Fund and Buying Fund Pro Forma Combined, calculated as a percentage of original purchase price.

(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1% contingent deferred sales charge ("CDSC") if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(4) For qualified plans investing in Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within 12 months from the initial deposit in the plan's INVESCO account.

(5) For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account.

(6) There is no guarantee that actual expenses will be the same as those shown in the table.

(7) Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(8) AIM has contractually agreed to limit Total Annual Fund Operating Expenses of Selling Fund (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) on Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. The expense limitation agreement is in effect through October 31, 2004.

(9) INVESCO has contractually agreed to waive fees and bear any expenses on Buying Fund through April 30, 2004 to limit Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases due to expense offset arrangements, if any) to 2.10%, 2.75%, 2.75% and 2.20% on Class A, Class B, Class C and Class K shares, respectively. INVESCO has also voluntarily agreed to limit Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 1.65%, 2.30%, 2.30% and 1.75% on Class A, Class B, Class C and Class K shares, respectively. The voluntary expense limitations cannot be revoked by INVESCO prior to May 2004. Effective June 1, 2002, INVESCO is entitled to reimbursement from the classes for fees and expenses absorbed pursuant to voluntary and contractual expense limitation commitments between INVESCO and Buying Fund if such reimbursement does not cause a class to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

EXPENSE EXAMPLE

     This Example is intended to help you compare the costs of investing in different classes of Selling Fund and Buying Fund with the cost of investing in other mutual funds. Pro Forma Combined costs of investing in different classes of Buying Fund giving effect to the reorganization of Selling Fund into Buying Fund are also provided. All costs are based upon the information set forth in the Fee Table above.

     The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay both if you redeem all of your shares at the end of those periods and if you do not redeem your shares. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                      ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                                      --------   -----------   ----------   ---------
SELLING FUND
Class A shares(1)
  Assuming complete redemption at end of period.....    $668       $1,222        $1,801      $3,365
  Assuming no redemption............................    $668       $1,222        $1,801      $3,365
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $752       $1,233        $1,837      $3,392
  Assuming no redemption(3).........................    $253       $  933        $1,637      $3,392
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $353       $  933        $1,637      $3,507
  Assuming no redemption............................    $253       $  933        $1,637      $3,507
BUYING FUND
Class A shares(1)
  Assuming complete redemption at end of period.....    $690       $  986        $1,304      $2,200
  Assuming no redemption............................    $690       $  986        $1,304      $2,200
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $744       $1,051        $1,485      $2,511
  Assuming no redemption(3).........................    $244       $  751        $1,285      $2,511
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $356       $  788        $1,345      $2,866
  Assuming no redemption............................    $256       $  788        $1,345      $2,866
Investor Class shares
  Assuming complete redemption at end of period.....    $172       $  533        $  918      $1,998
  Assuming no redemption............................    $172       $  533        $  918      $1,998
Class K shares
  Assuming complete redemption at end of period.....    $223       $1,321        $2,411      $5,103
  Assuming no redemption............................    $223       $1,321        $2,411      $5,103
BUYING FUND -- PRO FORMA COMBINED
Class A shares(1)
  Assuming complete redemption at end of period.....    $725       $1,091        $1,481      $2,570
  Assuming no redemption............................    $725       $1,091        $1,481      $2,570

                                                      ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                                      --------   -----------   ----------   ---------
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $763       $1,108        $1,580      $2,745
  Assuming no redemption(3).........................    $263       $  808        $1,380      $2,745
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $357       $  791        $1,350      $2,875
  Assuming no redemption............................    $257       $  791        $1,350      $2,875
Investor Class shares
  Assuming complete redemption at end of period.....    $173       $  536        $  923      $2,009
  Assuming no redemption............................    $173       $  536        $  923      $2,009
Class K shares
  Assuming complete redemption at end of period.....    $223       $1,321        $2,411      $5,103
  Assuming no redemption............................    $223       $1,321        $2,411      $5,103

---------------

(1) Assumes payment of the maximum sales charge by the Investor.

(2) Assumes payment of the applicable CDSC.

(3) Assumes conversion of Class B shares to Class A shares at the end of the eighth year.

     THE EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. SELLING FUND'S AND BUYING FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT SELLING FUND'S OR BUYING FUND'S PROJECTED OR ACTUAL PERFORMANCE.

     THE ACTUAL EXPENSES ATTRIBUTABLE TO EACH CLASS OF A FUND'S SHARES WILL DEPEND UPON, AMONG OTHER THINGS, THE LEVEL OF AVERAGE NET ASSETS AND THE EXTENT TO WHICH A FUND INCURS VARIABLE EXPENSES, SUCH AS TRANSFER AGENCY COSTS.

                                   EXHIBIT D

                           TRUSTEE COMPENSATION TABLE

     Set forth below is information regarding compensation paid or accrued for each trustee of Trust who was not affiliated with AIM during the year ended December 31, 2002:

                                                                                                 TOTAL
                                                                                ESTIMATED     COMPENSATION
                                          AGGREGATE     RETIREMENT BENEFITS      ANNUAL         FROM ALL
                                        COMPENSATION      ACCRUED BY ALL      BENEFITS UPON       AIM
NAME OF TRUSTEE                         FROM TRUST(1)      AIM FUNDS(2)       RETIREMENT(3)     FUNDS(4)
---------------                         -------------   -------------------   -------------   ------------
Frank S. Bayley.......................     $7,460            $142,800            $90,000        $150,000
Bruce L. Crockett.....................      7,413              50,132             90,000         149,000
Owen Daly II(5).......................      1,047              40,045             75,000             -0-
Albert R. Dowden......................      7,460              57,955             90,000         150,000
Edward K. Dunn, Jr. ..................      7,413              94,149             90,000         149,000
Jack M. Fields........................      7,460              29,153             90,000         153,000
Carl Frischling(6)....................      7,460              74,511             90,000         150,000
Prema Mathai-Davis....................      7,460              33,931             90,000         150,000
Lewis F. Pennock......................      7,676              54,802             90,000         154,000
Ruth H. Quigley.......................      7,460             142,502             90,000         153,000
Louis S. Sklar........................      7,629              78,500             90,000         153,000

---------------

(1) Amounts shown are based on the fiscal year ended October 31, 2002. The total amount of compensation deferred by all trustees of Trust during the fiscal year ended October 31, 2002, including earnings, was $34,109.

(2) During the fiscal year ended October 31, 2002, the total amount of expenses allocated to Trust in respect of such retirement benefits was $3,876.

(3) Amounts shown assume each trustee serves until his or her normal retirement date.

(4) All trustees currently serve as directors or trustees of 17 registered investment companies advised by AIM.

(5) Mr. Daly was a trustee until December 31, 2001, when he retired.

(6) During the fiscal year ended October 31, 2002, Trust paid $25,413 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of Trust. Mr. Frischling is a partner of such firm.

                                   EXHIBIT E

                               OFFICERS OF TRUST

     The following table provides information with respect to the current officers of Trust. Each officer is elected by the Board and serves until his or her successor is chosen and qualified or until his or her resignation or removal by the Board. The business address of all officers of Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

NAME, YEAR OF BIRTH AND              OFFICER
POSITION(S) HELD WITH TRUST           SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------          -------         -------------------------------------------
Robert H. Graham -- 1946..........    1998     Director and Chairman, A I M Management Group Inc.
  Chairman and President                       (financial services holding company); and Director and
                                               Vice Chairman, AMVESCAP PLC (parent of AIM and a global
                                               investment management firm) and Chairman, AMVESCAP
                                               PLC -- AIM Division; formerly, President and Chief
                                               Executive Officer, A I M Management Group Inc.;
                                               Director, Chairman and President, A I M Advisors, Inc.
                                               (registered investment advisor); Director and Chairman,
                                               A I M Capital Management, Inc. (registered investment
                                               advisor), A I M Distributors, Inc. (registered broker
                                               dealer), A I M Fund Services, Inc. (registered transfer
                                               agent), and Fund Management Company (registered broker
                                               dealer); and Chief Executive Officer, AMVESCAP
                                               PLC-Managed Products
Mark H. Williamson -- 1951........    2003     Director, President and Chief Executive Officer, A I M
  Executive Vice President                     Management Group Inc.; Director, Chairman and
                                               President, A I M Advisors, Inc. (registered investment
                                               advisor); Director, A I M Distributors, Inc.
                                               (registered broker dealer); and Chief Executive Officer
                                               of the AIM Division of AMVESCAP PLC (2003-present);
                                               formerly, Chief Executive Officer, Managed Products
                                               Division, AMVESCAP PLC (2001-2002); Chairman of the
                                               Board (1998-2002), President (1998-2002) and Chief
                                               Executive Officer (1998-2002) of INVESCO Funds Group,
                                               Inc. (registered investment advisor) and INVESCO
                                               Distributors, Inc. (registered broker dealer); Chief
                                               Operating Officer and Chairman of the Board of INVESCO
                                               Global Health Sciences Fund; Chairman and Chief
                                               Executive Officer of NationsBanc Advisors, Inc.; and
                                               Chairman of NationsBanc Investments, Inc.
Kevin M. Carome -- 1956...........    2003     Director, Senior Vice President and General Counsel,
  Senior Vice President                        A I M Management Group Inc. (financial services holding
                                               company) and A I M Advisors, Inc.; and Vice President,
                                               A I M Capital Management, Inc., A I M Distributors,
                                               Inc. and A I M Fund Services; Director, Vice President
                                               and General Counsel, Fund Management Company
Gary T. Crum -- 1947..............    1998     Director, Chairman and Director of Investments, A I M
  Senior Vice President                        Capital Management, Inc.; Director and Executive Vice
                                               President, A I M Management Group, Inc.; Director and
                                               Senior Vice President, A I M Advisors, Inc.; and
                                               Director, A I M Distributors, Inc. and AMVESCAP PLC;
                                               formerly Chief Executive Officer and President, A I M
                                               Capital Management, Inc.
Stuart W. Coco -- 1955............    2002     Managing Director and Chief Research Officer -- Fixed
  Vice President                               Income, A I M Capital Management, Inc.; and Vice
                                               President, A I M Advisors, Inc.

NAME, YEAR OF BIRTH AND              OFFICER
POSITION(S) HELD WITH TRUST           SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------          -------         -------------------------------------------
Melville B. Cox -- 1943...........    1998     Vice President and Chief Compliance Officer, A I M
  Vice President                               Advisors, Inc. and A I M Capital Management, Inc.; and
                                               Vice President, A I M Fund Services, Inc.
Edgar M. Larsen -- 1940...........    2002     Vice President, A I M Advisors, Inc.; and President,
  Vice President                               Chief Executive Officer and Chief Investment Officer,
                                               A I M Capital Management, Inc.
Dana R. Sutton -- 1959............    1998     Vice President and Fund Treasurer, A I M Advisors, Inc.
  Vice President and   Treasurer
Nancy L. Martin -- 1957...........    2003     Vice President, A I M Advisors, Inc.; and Vice
  Secretary                                    President and General Counsel, A I M Capital
                                               Management, Inc.

                                   EXHIBIT F

                        SECURITY OWNERSHIP OF MANAGEMENT

     To the best knowledge of Trust, the following table sets forth certain information regarding the ownership as of July 25, 2003 of the shares of beneficial interest of each class of each series portfolio of Trust by the trustees, nominees, and current executive officers of Trust.

                                                                                   NUMBER OF SHARES
                                                                                OWNED BENEFICIALLY AND
                                                             SERIES AND CLASS    PERCENTAGE OF CLASS*
                                                             ----------------   ----------------------
Frank S. Bayley............................................
Bruce L. Crockett..........................................
Albert R. Dowden...........................................
Edward K. Dunn, Jr. .......................................
Jack M. Fields.............................................
Carl Frischling............................................
Robert H. Graham...........................................
Prema Mathai-Davis.........................................
Lewis F. Pennock...........................................
Ruth H. Quigley............................................
Louis S. Sklar.............................................
Mark H. Williamson.........................................
Bob R. Baker...............................................
James T. Bunch.............................................
Gerald J. Lewis............................................
Larry Soll, Ph.D. .........................................
Kevin M. Carome............................................
Gary T. Crum...............................................
Stuart W. Coco.............................................
Melville B. Cox............................................
Edgar M. Larsen............................................
Dana R. Sutton.............................................
Nancy L. Martin............................................

---------------

* To the best knowledge of Trust, the ownership of shares of each series portfolio of Trust by trustees, nominees, and current executive officers of Trust as a group constituted less than 1% of each class of each series portfolio of Trust as of July 25, 2003.

                                   EXHIBIT G

                        TRUSTEE OWNERSHIP OF FUND SHARES

     Set forth below is the dollar range of equity securities beneficially owned by each trustee and nominee as of December 31, 2002 (i) in your Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex:

                                                                               AGGREGATE DOLLAR RANGE OF
                                                                               EQUITY SECURITIES IN ALL
                                                                                 REGISTERED INVESTMENT
                                                                                  COMPANIES OVERSEEN
                                                     DOLLAR RANGE OF EQUITY        BY TRUSTEE IN THE
                  NAME OF TRUSTEE                    SECURITIES IN YOUR FUND     AIM FUNDS COMPLEX(1)
                  ---------------                    -----------------------   -------------------------
INTERESTED TRUSTEES
Robert H. Graham...................................           None                   Over $100, 000
Mark H. Williamson.................................           None                  $10,001-$50,000
INDEPENDENT TRUSTEES
Frank S. Bayley....................................           None                  $10,001-$50,000
Bruce L. Crockett..................................           None                       $1-$10,000
Albert R. Dowden...................................           None                 $50,001-$100,000
Edward K. Dunn, Jr.(1).............................           None                    Over $100,000
Jack M. Fields(1)..................................           None                    Over $100,000
Carl Frischling(1).................................           None                    Over $100,000
Prema Mathai-Davis(1)..............................           None                    Over $100,000
Lewis F. Pennock...................................           None                 $50,001-$100,000
Ruth H. Quigley....................................           None                       $1-$10,000
Louis S. Sklar(1)..................................           None                    Over $100,000
INDEPENDENT NOMINEES
Bob R. Baker.......................................           None                             None
James T. Bunch.....................................           None                             None
Gerald J. Lewis....................................           None                             None
Larry Soll, Ph.D. .................................           None                             None

---------------

(1) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   EXHIBIT H

          SHARES OUTSTANDING OF EACH CLASS OF YOUR FUND ON RECORD DATE

     As of July 25, 2003, there were the following number of shares outstanding of each class of your Fund:

CLASS A SHARES

     [ADD]

CLASS B SHARES

     [ADD]

CLASS C SHARES

     [ADD]

                                   EXHIBIT I

                        OWNERSHIP OF SHARES OF YOUR FUND

SIGNIFICANT HOLDERS

     Listed below is the name, address and percent ownership of each person who, as of July 25, 2003, to the best knowledge of Trust owned 5% or more of any class of the outstanding shares of your Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of your Fund is presumed to "control" your Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

                                                          CLASS OF    NUMBER OF     PERCENT OWNED
NAME AND ADDRESS                                           SHARES    SHARES OWNED     OF RECORD*
----------------                                          --------   ------------   --------------

---------------

* Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                   EXHIBIT J

                       OWNERSHIP OF SHARES OF BUYING FUND

SIGNIFICANT HOLDERS

     Listed below is the name, address and percent ownership of each person who, as of July 25, 2003, to the best knowledge of Buyer owned 5% or more of any class of the outstanding shares of Buying Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of Buying Fund is presumed to "control" Buying Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

                                                           CLASS OF    NUMBER OF     PERCENT OWNED
NAME AND ADDRESS                                            SHARES    SHARES OWNED    OF RECORD*
----------------                                           --------   ------------   -------------

---------------

* Buyer has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                                                      APPENDIX I

                                   AGREEMENT
                                      AND
                             PLAN OF REORGANIZATION
                                      FOR
                            AIM GLOBAL ENERGY FUND,
                            A SEPARATE PORTFOLIO OF
                              AIM INVESTMENT FUNDS
                                AUGUST 13, 2003

                               TABLE OF CONTENTS

                                                                                PAGE
                                                                                ----
ARTICLE 1  DEFINITIONS........................................................   I-1
SECTION 1.1.      Definitions.................................................   I-1

ARTICLE 2  TRANSFER OF ASSETS.................................................   I-4
SECTION 2.1.      Reorganization of Selling Fund..............................   I-4
SECTION 2.2.      Computation of Net Asset Value..............................   I-4
SECTION 2.3.      Valuation Date..............................................   I-4
SECTION 2.4.      Delivery....................................................   I-5
SECTION 2.5.      Termination of Series.......................................   I-5
SECTION 2.6.      Issuance of Buying Fund Shares..............................   I-5
SECTION 2.7.      Investment Securities.......................................   I-5
SECTION 2.8.      Liabilities.................................................   I-6

ARTICLE 3  REPRESENTATIONS AND WARRANTIES OF SELLER...........................   I-6
SECTION 3.1.      Organization; Authority.....................................   I-6
SECTION 3.2.      Registration and Regulation of Seller.......................   I-6
SECTION 3.3.      Financial Statements........................................   I-6
SECTION 3.4.      No Material Adverse Changes; Contingent Liabilities.........   I-6
SECTION 3.5.      Selling Fund Shares; Business Operations....................   I-6
SECTION 3.6.      Accountants.................................................   I-7
SECTION 3.7.      Binding Obligation..........................................   I-7
SECTION 3.8.      No Breaches or Defaults.....................................   I-7
SECTION 3.9.      Authorizations or Consents..................................   I-7
SECTION 3.10.     Permits.....................................................   I-8
SECTION 3.11.     No Actions, Suits or Proceedings............................   I-8
SECTION 3.12.     Contracts...................................................   I-8
SECTION 3.13.     Properties and Assets.......................................   I-8
SECTION 3.14.     Taxes.......................................................   I-8
SECTION 3.15.     Benefit and Employment Obligations..........................   I-9
SECTION 3.16.     Brokers.....................................................   I-9
SECTION 3.17.     Voting Requirements.........................................   I-9
SECTION 3.18.     State Takeover Statutes.....................................   I-9
SECTION 3.19.     Books and Records...........................................   I-9
SECTION 3.20.     Prospectus and Statement of Additional Information..........   I-9
SECTION 3.21.     No Distribution.............................................   I-9
SECTION 3.22.     Liabilities of Selling Fund.................................   I-9
SECTION 3.23.     Value of Shares.............................................  I-10
SECTION 3.24.     Shareholder Expenses........................................  I-10
SECTION 3.25.     Intercompany Indebtedness; Consideration....................  I-10

ARTICLE 4  REPRESENTATIONS AND WARRANTIES OF BUYER............................  I-10
SECTION 4.1.      Organization; Authority.....................................  I-10
SECTION 4.2.      Registration and Regulation of Buyer........................  I-10
SECTION 4.3.      Financial Statements........................................  I-10

                                                                                PAGE
                                                                                ----
SECTION 4.4.      No Material Adverse Changes; Contingent Liabilities.........  I-10
SECTION 4.5.      Registration of Buying Fund Shares..........................  I-11
SECTION 4.6.      Accountants.................................................  I-11
SECTION 4.7.      Binding Obligation..........................................  I-11
SECTION 4.8.      No Breaches or Defaults.....................................  I-11
SECTION 4.9.      Authorizations or Consents..................................  I-12
SECTION 4.10.     Permits.....................................................  I-12
SECTION 4.11.     No Actions, Suits or Proceedings............................  I-12
SECTION 4.12.     Taxes.......................................................  I-12
SECTION 4.13.     Brokers.....................................................  I-13
SECTION 4.14.     Representations Concerning the Reorganization...............  I-13
SECTION 4.15.     Prospectus and Statement of Additional Information..........  I-13
SECTION 4.16.     Value of Shares.............................................  I-13
SECTION 4.17.     Intercompany Indebtedness; Consideration....................  I-14

ARTICLE 5  COVENANTS..........................................................  I-14
SECTION 5.1.      Conduct of Business.........................................  I-14
SECTION 5.2.      Announcements...............................................  I-14
SECTION 5.3.      Expenses....................................................  I-14
SECTION 5.4.      Further Assurances..........................................  I-14
SECTION 5.5.      Notice of Events............................................  I-14
SECTION 5.6.      Access to Information.......................................  I-15
SECTION 5.7.      Consents, Approvals and Filings.............................  I-15
SECTION 5.8.      Submission of Agreement to Shareholders.....................  I-15
SECTION 5.9.      Delay of Consummation of Reorganization.....................  I-15

ARTICLE 6  CONDITIONS PRECEDENT TO THE REORGANIZATION.........................  I-15
SECTION 6.1.      Conditions Precedent of Buyer...............................  I-15
SECTION 6.2.      Mutual Conditions...........................................  I-16
SECTION 6.3.      Conditions Precedent of Seller..............................  I-17

ARTICLE 7  TERMINATION OF AGREEMENT...........................................  I-17
SECTION 7.1.      Termination.................................................  I-17
SECTION 7.2.      Survival After Termination..................................  I-17

ARTICLE 8  MISCELLANEOUS......................................................  I-18
SECTION 8.1.      Survival of Representations, Warranties and Covenants.......  I-18
SECTION 8.2.      Governing Law...............................................  I-18
SECTION 8.3.      Binding Effect, Persons Benefiting, No Assignment...........  I-18
SECTION 8.4.      Obligations of Buyer and Seller.............................  I-18
SECTION 8.5.      Amendments..................................................  I-18
SECTION 8.6.      Enforcement.................................................  I-18
SECTION 8.7.      Interpretation..............................................  I-18
SECTION 8.8.      Counterparts................................................  I-19
SECTION 8.9.      Entire Agreement; Exhibits and Schedules....................  I-19
SECTION 8.10.     Notices.....................................................  I-19

                                                                                PAGE
                                                                                ----
SECTION 8.11.     Representations by Seller Investment Adviser................  I-19
SECTION 8.12.     Representations by Buyer Investment Adviser.................  I-19
SECTION 8.13.     Successors and Assigns; Assignment..........................  I-20


Exhibit A         Excluded Liabilities of Selling Fund
Schedule 2.1      Classes of Shares of Selling Fund and Corresponding Classes
                  of Shares of Buying Fund
Schedule 3.4      Certain Contingent Liabilities of Selling Fund
Schedule 3.5(d)   Permitted Restructurings and Redomestications of Funds
Schedule 4.4      Certain Contingent Liabilities of Buying Fund
Schedule 4.5(a)   Portfolios of Buyer
Schedule 4.5(b)   Classes of Shares of Buying Fund and Number of Shares of
                  Each Class Buyer is Authorized to Issue
Schedule 5.1      Permitted Combinations of Funds
Schedule 6.2(f)   Tax Opinions

                      AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION, dated as of August 13, 2003 (this "Agreement"), by and among AIM Investment Funds, a Delaware statutory trust ("Seller"), acting on behalf of AIM Global Energy Fund ("Selling Fund"), a separate series of Seller, INVESCO Sector Funds, Inc., a Maryland corporation ("Buyer"), acting on behalf of INVESCO Energy Fund ("Buying Fund"), a separate series of Buyer, A I M Advisors, Inc., a Delaware corporation, and INVESCO Funds Group, Inc., a Delaware corporation.

                                   WITNESSETH

     WHEREAS, Seller is a management investment company registered with the SEC (as defined below) under the Investment Company Act (as defined below) that offers separate series of its shares representing interests in its investment portfolios, including Selling Fund, for sale to the public; and

     WHEREAS, Buyer is a management investment company registered with the SEC under the Investment Company Act that offers separate series of its shares representing interests in investment portfolios, including Buying Fund, for sale to the public; and

     WHEREAS, Buyer Investment Adviser (as defined below) provides investment advisory services to Buyer; and

     WHEREAS, Seller Investment Adviser (as defined below) provides investment advisory services to Seller; and

     WHEREAS, Selling Fund desires to provide for its reorganization through the transfer of all of its assets to Buying Fund in exchange for the assumption by Buying Fund of all of the Liabilities (as defined below) of Selling Fund and the issuance by Buyer of shares of Buying Fund in the manner set forth in this Agreement; and

     WHEREAS, this Agreement is intended to be and is adopted by the parties hereto as a Plan of Reorganization within the meaning of the regulations under
Section 368(a) of the Code (as defined below).

     NOW, THEREFORE, in consideration of the foregoing premises and the agreements and undertakings contained in this Agreement, Seller, Buyer, Buyer Investment Adviser and Seller Investment Adviser agree as follows:

                                   ARTICLE 1

                                  DEFINITIONS

     SECTION 1.1. Definitions. For all purposes in this Agreement, the following terms shall have the respective meanings set forth in this Section 1.1 (such definitions to be equally applicable to both the singular and plural forms of the terms herein defined):

     "Advisers Act" means the Investment Advisers Act of 1940, as amended, and all rules and regulations of the SEC adopted pursuant thereto.

     "Affiliated Person" means an affiliated person as defined in Section 2(a)(3) of the Investment Company Act.

     "Agreement" means this Agreement and Plan of Reorganization, together with all exhibits and schedules attached hereto and all amendments hereto and thereof.

     "Applicable Law" means the applicable laws of the state in which each of Buyer and Seller has been organized and shall include, as applicable, the Delaware Statutory Trust Act and the Maryland General Corporation Law.

     "Benefit Plan" means any material "employee benefit plan" (as defined in Section 3(3) of ERISA) and any material bonus, deferred compensation, incentive compensation, stock ownership, stock purchase, stock option, phantom stock, vacation, retirement, profit sharing, welfare plans or other plan, arrangement or understanding maintained or contributed to by Seller on behalf of Selling Fund, or otherwise providing benefits to any current or former employee, officer or director/trustee of Seller.

     "Buyer" means INVESCO Sector Funds, Inc., a Maryland corporation.

     "Buyer Counsel" means Kirkpatrick & Lockhart LLP.

     "Buyer Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of Buying Fund.

     "Buyer Investment Adviser" means INVESCO Funds Group, Inc.

     "Buyer Registration Statement" means the registration statement on Form N-1A of Buyer, as amended, 1940 Act Registration No. 811-03826.

     "Buying Fund" means INVESCO Energy Fund, a separate series of Buyer.

     "Buying Fund Auditors" means PricewaterhouseCoopers LLP.

     "Buying Fund Financial Statements" means the audited financial statements of Buying Fund for the fiscal year ended March 31, 2003.

     "Buying Fund Shares" means shares of each class of Buying Fund issued pursuant to Section 2.6 of this Agreement.

     "Closing" means the transfer of the assets of Selling Fund to Buying Fund, the assumption of all of Selling Fund's Liabilities by Buying Fund and the issuance of Buying Fund Shares directly to Selling Fund Shareholders as described in Section 2.1 of this Agreement.

     "Closing Date" means October 27, 2003, or such other date as the parties may mutually agree upon.

     "Code" means the Internal Revenue Code of 1986, as amended, and all rules and regulations adopted pursuant thereto.

     "corresponding" means, when used with respect to a class of shares of Selling Fund or Buying Fund, the classes of their shares set forth opposite each other on Schedule 2.1.

     "Effective Time" means 8:00 a.m. Eastern Time on the Closing Date.

     "ERISA" means the Employee Retirement Income Security Act of 1974, as amended, and all rules or regulations adopted pursuant thereto.

     "Exchange Act" means the Securities Exchange Act of 1934, as amended, and all rules and regulations adopted pursuant thereto.

     "Exchangeability Date" means the first date on which Buyer Investment Adviser determines that shares of retail mutual funds advised by Buyer Investment Adviser and shares of retail mutual funds advised by Seller Investment Adviser generally may be exchanged for shares of the same or a similar class of each other.

     "Governing Documents" means the organic documents which govern the business and operations of each of Buyer and Seller and shall include, as applicable, the Charter, Amended and Restated Agreement and Declaration of Trust, Amended and Restated Bylaws and Bylaws.

     "Governmental Authority" means any foreign, United States or state government, government agency, department, board, commission (including the SEC) or instrumentality, and any court, tribunal or arbitrator of competent jurisdiction, and any governmental or non-governmental self-regulatory organization, agency or authority (including the NASD Regulation, Inc., the Commodity Futures Trading

Commission, the National Futures Association, the Investment Management Regulatory Organization Limited and the Office of Fair Trading).

     "Investment Company Act" means the Investment Company Act of 1940, as amended, and all rules and regulations adopted pursuant thereto.

     "Liabilities" means all of the liabilities of any kind of Selling Fund, including without limitation all liabilities included in the calculation of the net asset value per share of each class of Selling Fund Shares on the Closing Date, but not including the excluded liabilities set forth on Exhibit A.

     "Lien" means any pledge, lien, security interest, charge, claim or encumbrance of any kind.

     "Material Adverse Effect" means an effect that would cause a change in the condition (financial or otherwise), properties, assets or prospects of an entity having an adverse monetary effect in an amount equal to or greater than $50,000.

     "NYSE" means the New York Stock Exchange.

     "Permits" shall have the meaning set forth in Section 3.10 of this Agreement.

     "Person" means an individual or a corporation, partnership, joint venture, association, trust, unincorporated organization or other entity.

     "Reorganization" means the acquisition of the assets of Selling Fund by Buying Fund in consideration of the assumption by Buying Fund of all of the Liabilities of Selling Fund and the issuance by Buyer of Buying Fund Shares directly to Selling Fund Shareholders as described in this Agreement, and the termination of Selling Fund's status as a designated series of shares of Seller.

     "Required Shareholder Vote" means the lesser of (a) the affirmative vote of 67% or more of the voting securities of Selling Fund present or represented by proxy at the Shareholders Meeting, if the holders of more than 50% of the outstanding voting securities of Selling Fund are present or represented by proxy, or (b) the affirmative vote of more than 50% of the outstanding voting securities of Selling Fund.

     "Return" means any return, report or form or any attachment thereto required to be filed with any taxing authority.

     "SEC" means the United States Securities and Exchange Commission.

     "Securities Act" means the Securities Act of 1933, as amended, and all rules and regulations adopted pursuant thereto.

     "Seller" means AIM Investment Funds, a Delaware statutory trust.

     "Seller Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of Selling Fund.

     "Seller Investment Adviser" means A I M Advisors, Inc.

     "Seller Registration Statement" means the registration statement on Form N-1A of Seller, as amended, 1940 Act Registration No. 811-05426.

     "Selling Fund" means AIM Global Energy Fund, a separate series of Seller.

     "Selling Fund Auditors" means PricewaterhouseCoopers LLP.

     "Selling Fund Financial Statements" means the audited financial statements of Selling Fund for the fiscal year ended October 31, 2002 and the unaudited financial statements of Selling Fund for the period ended April 30, 2003.

     "Selling Fund Shareholders" means the holders of record of the outstanding shares of each class of Selling Fund as of the close of regular trading on the NYSE on the Valuation Date.

     "Selling Fund Shares" means the outstanding shares of each class of Selling Fund.

     "Shareholders Meeting" means a meeting of the shareholders of Selling Fund convened in accordance with Applicable Law and the Governing Documents of Seller to consider and vote upon the approval of this Agreement and, in connection therewith, the sale of all of Selling Fund's assets and the termination of Selling Fund as a designated series of Seller.

     "Tax" means any tax or similar governmental charge, impost or levy (including income taxes (including alternative minimum tax and estimated tax), franchise taxes, transfer taxes or fees, sales taxes, use taxes, gross receipts taxes, value added taxes, employment taxes, excise taxes, ad valorem taxes, property taxes, withholding taxes, payroll taxes, minimum taxes, or windfall profit taxes), together with any related penalties, fines, additions to tax or interest, imposed by the United States or any state, county, local or foreign government or subdivision or agency thereof.

     "Termination Date" means December 31, 2003, or such later date as the parties may mutually agree upon.

     "Treasury Regulations" means the Federal income tax regulations adopted pursuant to the Code.

     "Valuation Date" shall have the meaning set forth in Section 2.2 of this Agreement.

                                   ARTICLE 2

                               TRANSFER OF ASSETS

     SECTION 2.1. Reorganization of Selling Fund. At the Effective Time, all of the assets of Selling Fund shall be delivered to Buyer Custodian for the account of Buying Fund in exchange for the assumption by Buying Fund of all of the Liabilities of Selling Fund and delivery by Buyer directly to the holders of record as of the Effective Time of the issued and outstanding shares of each class of Selling Fund of a number of shares of each corresponding class of Buying Fund, as set forth on Schedule 2.1 (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of Selling Fund so transferred, assigned and delivered, all determined and adjusted as provided in Section 2.2 below. Upon delivery of such assets, Buying Fund will receive good and marketable title to such assets free and clear of all Liens.

     SECTION 2.2.  Computation of Net Asset Value.

     (a) The net asset value per share of each class of Buying Fund Shares, and the value of the assets and the amount of the Liabilities of Selling Fund, shall, in each case, be determined as of the close of regular trading on the NYSE on the business day next preceding the Closing Date (the "Valuation Date").

     (b) The net asset value per share of each class of Buying Fund Shares shall be computed in accordance with the policies and procedures of Buying Fund as described in the Buyer Registration Statement.

     (c) The value of the assets and the amount of the Liabilities of Selling Fund to be transferred to Buying Fund pursuant to this Agreement shall be computed in accordance with the policies and procedures of Selling Fund as described in the Seller Registration Statement.

     (d) Subject to Sections 2.2(b) and (c) above, all computations of value regarding the assets and Liabilities of Selling Fund and the net asset value per share of each class of Buying Fund Shares to be issued pursuant to this Agreement shall be made by agreement of Seller and Buyer. The parties agree to use commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with their respective pricing policies and procedures.

     SECTION 2.3. Valuation Date. The share transfer books of Selling Fund will be permanently closed as of the close of business on the Valuation Date and only requests for the redemption of shares of Selling Fund received in proper form prior to the close of regular trading on the NYSE on the Valuation Date shall be accepted by Selling Fund. Redemption requests thereafter received by Selling Fund shall be deemed to be redemption requests for Buying Fund Shares of the corresponding class (assuming that the transactions contemplated by this Agreement have been consummated), to be distributed to Selling Fund Shareholders under this Agreement.

     SECTION 2.4.  Delivery.

     (a) No later than three (3) business days preceding the Closing Date, Seller shall instruct Seller Custodian to transfer all assets held by Selling Fund to the account of Buying Fund maintained at Buyer Custodian. Such assets shall be delivered by Seller to Buyer Custodian on the Closing Date. The assets so delivered shall be duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash held by Selling Fund shall be delivered on the Closing Date and shall be in the form of currency or wire transfer in Federal funds, payable to the order of the account of Buying Fund at Buyer Custodian.

     (b) If, on the Closing Date, Selling Fund is unable to make delivery in the manner contemplated by Section 2.4(a) of securities held by Selling Fund for the reason that any of such securities purchased prior to the Closing Date have not yet been delivered to Selling Fund or its broker, then Buyer shall waive the delivery requirements of Section 2.4(a) with respect to said undelivered securities if Selling Fund has delivered to Buyer Custodian by or on the Closing Date, and with respect to said undelivered securities, executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by Buyer or Buyer Custodian, including brokers' confirmation slips.

     SECTION 2.5. Termination of Series. Following receipt of the Required Shareholder Vote and as soon as reasonably practicable after the Closing Date, the status of Selling Fund as a designated series of Seller shall be terminated; provided, however, that the termination of Selling Fund as a designated series of Seller shall not be required if the Reorganization shall not have been consummated.

     SECTION 2.6. Issuance of Buying Fund Shares. At the Effective Time, Selling Fund Shareholders holding shares of a class of Selling Fund shall be issued that number of full and fractional shares of the corresponding class of Buying Fund having a net asset value equal to the net asset value of such shares of such class of Selling Fund held by Selling Fund Shareholders on the Valuation Date. All issued and outstanding shares of Selling Fund shall thereupon be canceled on the books of Seller. Seller shall provide instructions to the transfer agent of Buyer with respect to the shares of each class of Buying Fund to be issued to Selling Fund Shareholders. Buyer shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. Buyer shall record on its books the ownership of the shares of each class of Buying Fund by Selling Fund Shareholders and shall forward a confirmation of such ownership to Selling Fund Shareholders. No redemption or repurchase of such shares credited to former Selling Fund Shareholders in respect of Selling Fund Shares represented by unsurrendered share certificates shall be permitted until such certificates have been surrendered to Buyer for cancellation, or if such certificates are lost or misplaced, until lost certificate affidavits have been executed and delivered to Buyer.

     SECTION 2.7. Investment Securities. On or prior to the Valuation Date, Seller shall deliver a list setting forth the securities Selling Fund then owned together with the respective Federal income tax bases thereof and holding periods therefor. Seller shall provide to Buyer on or before the Valuation Date detailed tax basis accounting records for each security to be transferred to it pursuant to this Agreement. Such records shall be prepared in accordance with the requirements for specific identification tax lot accounting and clearly reflect the bases used for determination of gain and loss realized on the sale of any security transferred to Buying Fund hereunder. Such records shall be made available by Seller prior to the Valuation Date for inspection by the Treasurer (or his or her designee) or the auditors of Buyer upon reasonable request.

     SECTION 2.8. Liabilities. Selling Fund shall use reasonable best efforts to discharge all of its known liabilities, so far as may be possible, prior to the Closing Date.

                                   ARTICLE 3

                    REPRESENTATIONS AND WARRANTIES OF SELLER

     Seller, on behalf of Selling Fund, represents and warrants to Buyer as follows:

     SECTION 3.1. Organization; Authority. Seller is duly organized, validly existing and in good standing under Applicable Law, with all requisite corporate or trust power, as applicable, and authority to enter into this Agreement and perform its obligations hereunder.

     SECTION 3.2. Registration and Regulation of Seller. Seller is duly registered with the SEC as an investment company under the Investment Company Act and all Selling Fund Shares which have been or are being offered for sale have been duly registered under the Securities Act and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Seller to revoke or rescind any such registration or qualification. Selling Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Selling Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the Seller Registration Statement. The value of the net assets of Selling Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Selling Fund and all purchases and redemptions of Selling Fund Shares have been effected at the net asset value per share calculated in such manner.

     SECTION 3.3. Financial Statements. The books of account and related records of Selling Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited Selling Fund Financial Statements previously delivered to Buyer present fairly in all material respects the financial position of Selling Fund as of the date(s) indicated and the results of operations and changes in net assets for the period(s) then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period(s) then ended.

     SECTION 3.4. No Material Adverse Changes; Contingent Liabilities. Since the date of the most recent financial statements included in the Selling Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Selling Fund or the status of Selling Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Selling Fund or occurring in the ordinary course of business of Selling Fund or Seller. Except as set forth on Schedule 3.4, there are no contingent liabilities of Selling Fund not disclosed in the Selling Fund Financial Statements and no contingent liabilities of Selling Fund have arisen since the date of the most recent financial statements included in the Selling Fund Financial Statements.

     SECTION 3.5.  Selling Fund Shares; Business Operations.

     (a) Selling Fund Shares have been duly authorized and validly issued and are fully paid and non-assessable.

     (b) During the five-year period ending on the date of the Reorganization, neither Selling Fund nor any person related to Selling Fund (as defined in Section 1.368-1(e)(3) of the Treasury Regulations without regard to Section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of Selling Fund for consideration other than shares of Selling Fund, except for shares redeemed in the ordinary course of Selling Fund's business as an open-end investment company as required by the Investment Company Act, or (ii) made distributions with respect to Selling Fund's shares, except for (a) distributions necessary to satisfy the requirements of

Sections 852 and 4982 of the Code for qualification as a regulated investment company and avoidance of excise tax liability and (b) additional distributions, to the extent such additional distributions do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in Selling Fund on the Effective Date.

     (c) At the time of its Reorganization, Selling Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire Selling Fund Shares, except for the right of investors to acquire Selling Fund Shares at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

     (d) From the date it commenced operations and ending on the Closing Date, Selling Fund will have conducted its historic business within the meaning of
Section 1.368-1(d)(2) of the Treasury Regulations in a substantially unchanged manner. In anticipation of its Reorganization, Selling Fund will not dispose of assets that, in the aggregate, will result in less than fifty percent (50%) of its historic business assets (within the meaning of Section 1.368-1(d)(3) of the Treasury Regulations) being transferred to Buying Fund; provided, however, that this Section 3.5(d) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d).

     (e) Seller does not have, and has not had during the six (6) months prior to the date of this Agreement, any employees, and shall not hire any employees from and after the date of this Agreement through the Closing Date.

     SECTION 3.6. Accountants. Selling Fund Auditors, which have reported upon the Selling Fund Financial Statements for the fiscal year or period, as applicable, ended on the date of the most recent financial statements included in the Selling Fund Financial Statements are independent public accountants as required by the Securities Act and the Exchange Act.

     SECTION 3.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by Seller on behalf of Selling Fund and, assuming this Agreement has been duly executed and delivered by Buyer and approved by the shareholders of Selling Fund, constitutes the legal, valid and binding obligation of Seller enforceable against Seller in accordance with its terms from and with respect to the revenues and assets of Selling Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors rights generally, or by general equity principles (whether applied in a court of law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

     SECTION 3.8. No Breaches or Defaults. The execution and delivery of this Agreement by Seller on behalf of Selling Fund and performance by Seller of its obligations hereunder has been duly authorized by all necessary corporate or trust action, as applicable, on the part of Seller, other than approval by the shareholders of Selling Fund, and (i) do not, and on the Closing Date will not, result in any violation of the Governing Documents of Seller and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Selling Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Seller is a party or by which it may be bound and which relates to the assets of Selling Fund or to which any property of Selling Fund may be subject; (B) any Permit (as defined below); or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Seller or any property of Selling Fund. Seller is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     SECTION 3.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date and those that must be made after the Closing Date to comply with

Section 2.5 of this Agreement, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by Seller in connection with the due execution and delivery by Seller of this Agreement and the consummation by Seller of the transactions contemplated hereby.

     SECTION 3.10. Permits. Seller has in full force and effect all approvals, consents, authorizations, certificates, filings, franchises, licenses, notices, permits and rights of Governmental Authorities (collectively, "Permits") necessary for it to conduct its business as presently conducted as it relates to Selling Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Seller there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     SECTION 3.11.  No Actions, Suits or Proceedings.

     (a) There is no pending action, suit or proceeding, nor, to the knowledge of Seller, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against Seller before any Governmental Authority which questions the validity or legality of this Agreement or of the actions contemplated hereby or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

     (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Seller, threatened in writing or, if probable of assertion, orally, against Seller affecting any property, asset, interest or right of Selling Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Selling Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Seller's conduct of the business of Selling Fund affecting in any significant respect the conduct of such business. Seller is not, and has not been, to the knowledge of Seller, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Selling Fund.

     SECTION 3.12. Contracts. Seller is not in default under any contract, agreement, commitment, arrangement, lease, insurance policy or other instrument to which it is a party and which involves or affects the assets of Selling Fund, by which the assets, business, or operations of Selling Fund may be bound or affected, or under which it or the assets, business or operations of Selling Fund receives benefits, and which default could reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect, and, to the knowledge of Seller there has not occurred any event that, with the lapse of time or the giving of notice or both, would constitute such a default.

     SECTION 3.13. Properties and Assets. Selling Fund has good and marketable title to all properties and assets reflected in the Selling Fund Financial Statements as owned by it, free and clear of all Liens, except as described in the Selling Fund Financial Statements.

     SECTION 3.14.  Taxes.

     (a) Selling Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Selling Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. Selling Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of Selling Fund for treatment as a "regulated investment company" for tax purposes and (ii) eliminate any tax liability of Selling Fund arising by reason of undistributed investment company taxable income or net capital gain, Seller will declare on or prior to the Valuation Date to the shareholders of Selling Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Selling Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended October 31, 2002 and for the short taxable year beginning on November 1, 2002 and ending on the Closing Date and (B) all of Selling Fund's net capital gain recognized in its taxable year ended October 31, 2002 and in such short taxable year (after reduction for any capital loss carryover).

     (b) Selling Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Selling Fund Financial Statements for all Taxes in respect of all periods ended on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Selling Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Selling Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

     SECTION 3.15. Benefit and Employment Obligations. As of the Closing Date, Selling Fund will have no obligation to provide any post-retirement or post-employment benefit to any Person, including but not limited to under any Benefit Plan, and will have no obligation to provide unfunded deferred compensation or other unfunded or self-funded benefits to any Person.

     SECTION 3.16. Brokers. No broker, finder or similar intermediary has acted for or on behalf of Seller in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with Seller or any action taken by it.

     SECTION 3.17. Voting Requirements. The Required Shareholder Vote is the only vote of the holders of any class of shares of Selling Fund necessary to approve this Agreement and, in connection therewith, the sale of all of Selling Fund's assets and the termination of Selling Fund as a designated series of Seller.

     SECTION 3.18. State Takeover Statutes. No state takeover statute or similar statute or regulation applies or purports to apply to this Agreement or any of the transactions contemplated by this Agreement.

     SECTION 3.19. Books and Records. The books and records of Seller relating to Selling Fund, reflecting, among other things, the purchase and sale of Selling Fund Shares, the number of issued and outstanding shares owned by each Selling Fund Shareholder and the state or other jurisdiction in which such shares were offered and sold, are complete and accurate in all material respects.

     SECTION 3.20. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Selling Fund as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     SECTION 3.21. No Distribution. Buying Fund Shares are not being acquired for the purpose of any distribution thereof, other than in accordance with the terms of this Agreement.

     SECTION 3.22. Liabilities of Selling Fund. The Liabilities of Selling Fund that are to be assumed by Buying Fund in connection with the Reorganization, or to which the assets of Selling Fund to be transferred in the Reorganization are subject, were incurred by Selling Fund in the ordinary course of its business. The fair market value of the assets of Selling Fund to be transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities to be assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets will be subject. The total adjusted basis of the assets of Selling Fund to be transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities to be assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets will be subject.

     SECTION 3.23. Value of Shares. The fair market value of the shares of each class of Buying Fund received by Selling Fund Shareholders in the Reorganization will be approximately equal to the fair market value of the shares of each corresponding class of Selling Fund constructively surrendered in exchange therefor.

     SECTION 3.24. Shareholder Expenses. Selling Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

     SECTION 3.25. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between Seller and Buyer that was issued or acquired, or will be settled, at a discount. No consideration other than Buying Fund Shares (and Buying Fund's assumption of Selling Fund's Liabilities, including for this purpose any liabilities to which the assets of Selling Fund are subject) will be given in exchange for the assets of Selling Fund acquired by Buying Fund in connection with the Reorganization.

                                   ARTICLE 4

                    REPRESENTATIONS AND WARRANTIES OF BUYER

     Buyer, on behalf of Buying Fund, represents and warrants to Seller as follows:

     SECTION 4.1. Organization; Authority. Buyer is duly organized, validly existing and in good standing under Applicable Law, with all requisite corporate or trust power, as applicable, and authority to enter into this Agreement and perform its obligations hereunder.

     SECTION 4.2. Registration and Regulation of Buyer. Buyer is duly registered with the SEC as an investment company under the Investment Company Act. Buying Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Buying Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Buyer Registration Statement. The value of the net assets of Buying Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Buying Fund and all purchases and redemptions of Buying Fund Shares have been effected at the net asset value per share calculated in such manner.

     SECTION 4.3. Financial Statements. The books of account and related records of Buying Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited Buying Fund Financial Statements previously delivered to Seller present fairly in all material respects the financial position of Buying Fund as of the date(s) indicated and the results of operations and changes in net assets for the period(s) then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period(s) then ended.

     SECTION 4.4. No Material Adverse Changes; Contingent Liabilities. Since the date of the most recent financial statements included in the Buying Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Buying Fund or the status of Buying Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Buying Fund or occurring in the ordinary course of business of Buying Fund or Buyer. There are no contingent liabilities of Buying Fund not disclosed in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles. Except as set forth on
Schedule 4.4, no contingent liabilities of Buying Fund have arisen since the date of the most recent financial statements included in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

     SECTION 4.5.  Registration of Buying Fund Shares.

     (a) The shares of Buyer are divided into those portfolios, including Buying Fund, that are set forth on Schedule 4.5(a).

     (b) Buying Fund currently has those classes of shares that are set forth on
Schedule 4.5(b). Under its Governing Documents, Buyer is authorized to issue the number of shares of each such class that is set forth on Schedule 4.5(b).

     (c) Buying Fund Shares to be issued pursuant to Section 2.6 shall on the Closing Date be duly registered under the Securities Act by a Registration Statement on Form N-14 of Buyer then in effect.

     (d) Buying Fund Shares to be issued pursuant to Section 2.6 are duly authorized and on the Closing Date will be validly issued and fully paid and non-assessable and will conform to the description thereof contained in the Registration Statement on Form N-14 then in effect. At the time of its Reorganization, Buying Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire shares of Buying Fund, except for the right of investors to acquire shares of Buying Fund at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

     (e) The combined proxy statement/prospectus (the "Combined Proxy Statement/Prospectus"), which forms a part of Buyer's Registration Statement on Form N-14, shall be furnished to the shareholders of Selling Fund entitled to vote at the Shareholders Meeting. The Combined Proxy Statement/Prospectus and related Statement of Additional Information of Buying Fund, when they become effective, shall conform to the applicable requirements of the Securities Act and the Investment Company Act and shall not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, provided, however, that no representation or warranty is made with respect to written information provided by Seller for inclusion in the Combined Proxy Statement/Prospectus.

     (f) The shares of Buying Fund which have been or are being offered for sale (other than the Buying Fund Shares to be issued in connection with the Reorganization) have been duly registered under the Securities Act by the Buyer Registration Statement and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Buyer to revoke or rescind any such registration or qualification.

     SECTION 4.6. Accountants. Buying Fund Auditors, which have reported upon the Buying Fund Financial Statements for the fiscal year or period, as applicable, ended on the date of the most recent financial statements included in the Buying Fund Financial Statements are independent public accountants as required by the Securities Act and the Exchange Act.

     SECTION 4.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by Buyer on behalf of Buying Fund and, assuming this Agreement has been duly executed and delivered by Seller, constitutes the legal, valid and binding obligation of Buyer, enforceable against Buyer in accordance with its terms from and with respect to the revenues and assets of Buying Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors' rights generally, or by general equity principles (whether applied in a court or law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

     SECTION 4.8. No Breaches or Defaults. The execution and delivery of this Agreement by Buyer on behalf of Buying Fund and performance by Buyer of its obligations hereunder have been duly authorized by all necessary corporate or trust action, as applicable, on the part of Buyer and (i) do not, and on the

Closing Date will not, result in any violation of the Governing Documents of Buyer and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Buying Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Buyer is a party or by which it may be bound and which relates to the assets of Buying Fund or to which any properties of Buying Fund may be subject; (B) any Permit; or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Buyer or any property of Buying Fund. Buyer is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     SECTION 4.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by Buyer in connection with the due execution and delivery by Buyer of this Agreement and the consummation by Buyer of the transactions contemplated hereby.

     SECTION 4.10. Permits. Buyer has in full force and effect all Permits necessary for it to conduct its business as presently conducted as it relates to Buying Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Buyer there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     SECTION 4.11.  No Actions, Suits or Proceedings.

     (a) There is no pending action, suit or proceeding, nor, to the knowledge of Buyer, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against Buyer before any Governmental Authority which questions the validity or legality of this Agreement or of the transactions contemplated hereby, or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

     (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Buyer, threatened in writing or, if probable of assertion, orally, against Buyer, affecting any property, asset, interest or right of Buying Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Buying Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Buyer's conduct of the business of Buying Fund affecting in any significant respect the conduct of such business. Buyer is not, and has not been, to the knowledge of Buyer, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Buying Fund.

     SECTION 4.12.  Taxes.

     (a) Buying Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Buying Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. Buying Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

     (b) Buying Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Buying Fund Financial Statements for all Taxes in respect of all periods ending on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Buying Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Buying Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

     SECTION 4.13. Brokers. No broker, finder or similar intermediary has acted for or on behalf of Buyer in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with Buyer or any action taken by it.

     SECTION 4.14.  Representations Concerning the Reorganization.

     (a) Buyer has no plan or intention to reacquire any Buying Fund Shares issued in the Reorganization, except to the extent that Buying Fund is required by the Investment Company Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of its business as an open-end, management investment company.

     (b) Buying Fund has no plan or intention to sell or otherwise dispose of any of the assets of Selling Fund acquired in the Reorganization, other than in the ordinary course of its business and to the extent necessary to maintain its status as a "regulated investment company" under the Code; provided, however, that this Section 4.14(b) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d).

     (c) Following the Reorganization, Buying Fund will continue an "historic business" of Selling Fund or use a significant portion of Selling Fund's "historic business assets" in a business. For purposes of this representation, the terms "historic business" and "historic business assets" shall have the meanings ascribed to them in Section 1.368-1(d) of the Treasury Regulations; provided, however, that this Section 4.14(c) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d).

     (d) Prior to or in the Reorganization, neither Buying Fund nor any person related to Buying Fund (for purposes of this paragraph as defined in Section 1.368-1(e)(3) of the Treasury Regulations) will have acquired directly or through any transaction, agreement or arrangement with any other person, shares of Selling Fund with consideration other than shares of Buying Fund. There is no plan or intention by Buying Fund or any person related to Buying Fund to acquire or redeem any of the Buying Fund Shares issued in the Reorganization either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions in the ordinary course of Buying Fund's business as an open-end investment company as required by the Investment Company Act.

     SECTION 4.15. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Buying Fund as of the date on which it was issued does not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date does not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     SECTION 4.16. Value of Shares. The fair market value of the shares of each class of Buying Fund received by Selling Fund Shareholders in the Reorganization will be approximately equal to the fair market value of the shares of each corresponding class of Selling Fund constructively surrendered in exchange therefor.

     SECTION 4.17. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between Seller and Buyer that was issued or acquired, or will be settled, at a discount. No consideration other than Buying Fund Shares (and Buying Fund's assumption of Selling Fund's Liabilities, including for this purpose any liabilities to which the assets of Selling Fund are subject) will be given in exchange for the assets of Selling Fund acquired by Buying Fund in connection with the Reorganization. The fair market value of the assets of Selling Fund transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets are subject.

                                   ARTICLE 5

                                   COVENANTS

     SECTION 5.1.  Conduct of Business.

     (a) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), Seller shall conduct the business of Selling Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of Selling Fund in the ordinary course in all material respects; provided, however, that this Section 5.1(a) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d) or any of the combinations of funds set forth on
Schedule 5.1.

     (b) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), Buyer shall conduct the business of Buying Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of Buying Fund in the ordinary course in all material respects; provided, however, that this Section 5.1(b) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d) or any of the combinations of funds set forth on
Schedule 5.1.

     SECTION 5.2. Announcements. Seller and Buyer shall consult with each other before issuing any press release or otherwise making any public statements with respect to this Agreement and the transactions contemplated by this Agreement, and neither Seller nor Buyer shall issue any such press release or make any public statement without the prior written approval of the other party to this Agreement, such approval not to be unreasonably withheld, except as may be required by law.

     SECTION 5.3. Expenses. Selling Fund shall bear the costs and expenses incurred in connection with this Agreement and the Reorganization and other transactions contemplated hereby.

     SECTION 5.4. Further Assurances. Each of the parties hereto shall execute such documents and other papers and perform such further acts as may be reasonably required to carry out the provisions hereof and the transactions contemplated hereby. Each such party shall, on or prior to the Closing Date, use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to the consummation of the Reorganization, including the execution and delivery of any documents, certificates, instruments or other papers that are reasonably required for the consummation of the Reorganization.

     SECTION 5.5. Notice of Events. Buyer shall give prompt notice to Seller, and Seller shall give prompt notice to Buyer, of (a) the occurrence or non-occurrence of any event which to the knowledge of Buyer or to the knowledge of Seller, the occurrence or non-occurrence of which would be likely to result in any of the conditions specified in (i) in the case of Seller, Sections 6.1and
6.2 or (ii) in the case of Buyer, Sections 6.2 and 6.3, not being satisfied so as to permit the consummation of the Reorganization and (b) any material failure on its part, or on the part of the other party hereto of which it has knowledge, to comply with or satisfy any covenant, condition or agreement to be complied with or satisfied by it hereunder; provided, however, that the delivery of any notice pursuant to this
Section 5.5 shall not limit or otherwise affect the remedies available hereunder to any party.

     SECTION 5.6.  Access to Information.

     (a) Seller will, during regular business hours and on reasonable prior notice, allow Buyer and its authorized representatives reasonable access to the books and records of Seller pertaining to the assets of Selling Fund and to officers of Seller knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of Seller.

     (b) Buyer will, during regular business hours and on reasonable prior notice, allow Seller and its authorized representatives reasonable access to the books and records of Buyer pertaining to the assets of Buying Fund and to officers of Buyer knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of Buyer.

     SECTION 5.7. Consents, Approvals and Filings. Each of Seller and Buyer shall make all necessary filings, as soon as reasonably practicable, including, without limitation, those required under the Maryland General Corporation Law, the Securities Act, the Exchange Act, the Investment Company Act and the Advisers Act, in order to facilitate prompt consummation of the Reorganization and the other transactions contemplated by this Agreement. In addition, each of Seller and Buyer shall use its reasonable best efforts, and shall cooperate fully with each other (i) to comply as promptly as reasonably practicable with all requirements of Governmental Authorities applicable to the Reorganization and the other transactions contemplated herein and (ii) to obtain as promptly as reasonably practicable all necessary permits, orders or other consents of Governmental Authorities and consents of all third parties necessary for the consummation of the Reorganization and the other transactions contemplated herein. Each of Seller and Buyer shall use reasonable efforts to provide such information and communications to Governmental Authorities as such Governmental Authorities may request.

     SECTION 5.8. Submission of Agreement to Shareholders. Seller shall take all action necessary in accordance with applicable law and its Governing Documents to convene the Shareholders Meeting. Seller shall, through its Board of Directors/Trustees, recommend to the shareholders of Selling Fund approval of this Agreement and, in connection therewith, the sale of all of Selling Fund's assets and the termination of Selling Fund as a designated series of Seller. Seller shall use its reasonable best efforts to hold a Shareholders Meeting as soon as practicable after the date hereof.

     SECTION 5.9. Delay of Consummation of Reorganization. The parties acknowledge and agree that if the Exchangeability Date has not occurred prior to the Closing Date, consummation of the Reorganization shall not occur on the Closing Date but instead shall be postponed until a mutually acceptable date occurring subsequent to the Exchangeability Date; provided, however, that in no event shall the consummation of the Reorganization occur on a date subsequent to the Termination Date. In the case of such postponement of the consummation of the Reorganization, the parties agree that the term "Closing Date" in this Agreement shall mean in each instance such mutually acceptable date subsequent to the Exchangeability Date as the parties may choose to consummate the Reorganization.

                                   ARTICLE 6

                   CONDITIONS PRECEDENT TO THE REORGANIZATION

     SECTION 6.1. Conditions Precedent of Buyer. The obligation of Buyer to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by Buyer.

     (a) The representations and warranties of Seller on behalf of Selling Fund set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

     (b) Seller shall have complied with and satisfied in all material respects all agreements and conditions relating to Selling Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

     (c) Buyer shall have received at the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of Seller, in such individual's capacity as an officer of Seller and not as an individual, to the effect that the conditions specified in Sections 6.1(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of Seller certifying as to the accuracy and completeness of the attached Governing Documents of Seller, and resolutions, consents and authorizations of or regarding Seller with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

     (d) The dividend or dividends described in the last sentence of Section 3.14(a) shall have been declared.

     (e) Buyer shall have received from Seller confirmations or other adequate evidence as to the tax costs and holding periods of the assets and property of Selling Fund transferred to Buying Fund in accordance with the terms of this Agreement.

     (f) To the extent applicable, Seller Investment Adviser shall have terminated or waived, in either case in writing, any rights to reimbursement from Selling Fund to which it is entitled for fees and expenses absorbed by Seller Investment Adviser pursuant to voluntary and contractual fee waiver or expense limitation commitments between Seller Investment Adviser and Selling Fund.

     SECTION 6.2. Mutual Conditions. The obligations of Seller and Buyer to consummate the Reorganization are subject to the satisfaction, at or prior to the Closing Date, of all of the following further conditions, any one or more of which may be waived in writing by Seller and Buyer, but only if and to the extent that such waiver is mutual.

     (a) All filings required to be made prior to the Closing Date with, and all consents, approvals, permits and authorizations required to be obtained on or prior to the Closing Date from Governmental Authorities in connection with the execution and delivery of this Agreement and the consummation of the transactions contemplated herein by Seller and Buyer shall have been made or obtained, as the case may be; provided, however, that such consents, approvals, permits and authorizations may be subject to conditions that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     (b) This Agreement, the Reorganization of Selling Fund and related matters shall have been approved and adopted at the Shareholders Meeting by the shareholders of Selling Fund on the record date by the Required Shareholder Vote.

     (c) The assets of Selling Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Selling Fund immediately prior to the Reorganization. For purposes of this Section 6.2(c), assets used by Selling Fund to pay the expenses it incurs in connection with this Agreement and the Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the Investment Company Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of Selling Fund's business as a series of an open-end management investment company) after the date of this Agreement shall be included as assets of Selling Fund held immediately prior to the Reorganization.

     (d) No temporary restraining order, preliminary or permanent injunction or other order issued by any Governmental Authority preventing the consummation of the Reorganization on the Closing Date shall be in effect; provided, however, that the party or parties invoking this condition shall use reasonable efforts to have any such order or injunction vacated.

     (e) The Registration Statement on Form N-14 filed by Buyer with respect to Buying Fund Shares to be issued to Selling Fund Shareholders in connection with the Reorganization shall have become effective under the Securities Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act.

     (f) Seller and Buyer shall have received on or before the Closing Date an opinion of Buyer Counsel in form and substance reasonably acceptable to Seller and Buyer, as to the matters set forth on Schedule 6.2(f). In rendering such opinion, Buyer Counsel may request and rely upon representations contained in certificates of officers of Seller, Buyer and others, and the officers of Seller and Buyer shall use their best efforts to make available such truthful certificates.

     SECTION 6.3. Conditions Precedent of Seller. The obligation of Seller to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by Seller.

     (a) The representations and warranties of Buyer on behalf of Buying Fund set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

     (b) Buyer shall have complied with and satisfied in all material respects all agreements and conditions relating to Buying Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

     (c) Seller shall have received on the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of Buyer, in such individual's capacity as an officer of Buyer and not as an individual, to the effect that the conditions specified in Sections 6.3(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of Buyer certifying as to the accuracy and completeness of the attached Governing Documents of Buyer and resolutions, consents and authorizations of or regarding Buyer with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

                                   ARTICLE 7

                            TERMINATION OF AGREEMENT

     SECTION 7.1. Termination. This Agreement may be terminated on or prior to the Closing Date as follows:

     (a) by mutual written consent of Seller and Buyer; or

     (b) at the election of Seller or Buyer, to be effectuated by the delivery by the terminating party to the other party of a written notice of such termination:

          (i) if the Closing Date shall not be on or before the Termination Date, unless the failure to consummate the Reorganization is the result of a willful and material breach of this Agreement by the party seeking to terminate this Agreement;

          (ii) if, upon a vote at the Shareholders Meeting or any final adjournment thereof, the Required Shareholder Vote shall not have been obtained as contemplated by Section 5.8; or

          (iii) if any Governmental Authority shall have issued an order, decree or ruling or taken any other action permanently enjoining, restraining or otherwise prohibiting the Reorganization and such order, decree, ruling or other action shall have become final and nonappealable.

     SECTION 7.2. Survival After Termination. If this Agreement is terminated in accordance with Section 7.1 hereof and the Reorganization of Selling Fund is not consummated, this Agreement shall become void and of no further force and effect with respect to the Reorganization and Selling Fund, except for the provisions of Section 5.3.

                                   ARTICLE 8

                                 MISCELLANEOUS

     SECTION 8.1. Survival of Representations, Warranties and Covenants. The representations and warranties in this Agreement, and the covenants in this Agreement that are required to be performed at or prior to the Closing Date, shall terminate upon the consummation of the transactions contemplated hereunder. The covenants in this Agreement that are required to be performed in whole or in part subsequent to the Closing Date shall survive the consummation of the transactions contemplated hereunder for a period of one (1) year following the Closing Date.

     SECTION 8.2. Governing Law. This Agreement shall be construed and interpreted according to the laws of the State of Delaware applicable to contracts made and to be performed wholly within such state.

     SECTION 8.3. Binding Effect, Persons Benefiting, No Assignment. This Agreement shall inure to the benefit of and be binding upon the parties hereto and the respective successors and assigns of the parties and such Persons. Nothing in this Agreement is intended or shall be construed to confer upon any entity or Person other than the parties hereto and their respective successors and permitted assigns any right, remedy or claim under or by reason of this Agreement or any part hereof. Without the prior written consent of the parties hereto, this Agreement may not be assigned by any of the parties hereto.

     SECTION 8.4.  Obligations of Buyer and Seller.

     (a) Seller and Buyer hereby acknowledge and agree that Buying Fund is a separate investment portfolio of Buyer, that Buyer is executing this Agreement on behalf of Buying Fund, and that any amounts payable by Buyer under or in connection with this Agreement shall be payable solely from the revenues and assets of Buying Fund.

     (b) Seller and Buyer hereby acknowledge and agree that Selling Fund is a separate investment portfolio of Seller, that Seller is executing this Agreement on behalf of Selling Fund and that any amounts payable by Seller under or in connection with this Agreement shall be payable solely from the revenues and assets of Selling Fund. Buyer further acknowledges and agrees that this Agreement has been executed by a duly authorized officer of Seller in his or her capacity as an officer of Seller intending to bind Seller as provided herein, and that no officer, trustee or shareholder of Seller shall be personally liable for the liabilities or obligation of Seller incurred hereunder. Finally, Buyer acknowledges and agrees that the liabilities and obligations of Selling Fund pursuant to this Agreement shall be enforceable against the assets of Selling Fund only and not against the assets of Seller generally or assets belonging to any other series of Seller.

     SECTION 8.5. Amendments. This Agreement may not be amended, altered or modified except by a written instrument executed by Seller and Buyer.

     SECTION 8.6. Enforcement. The parties agree irreparable damage would occur in the event that any of the provisions of this Agreement were not performed in accordance with their specific terms or were otherwise breached. It is accordingly agreed that the parties shall be entitled to an injunction or injunctions to prevent breaches of this Agreement and to enforce specifically the terms and provisions of this Agreement in any court of the United States or any state having jurisdiction, in addition to any other remedy to which they are entitled at law or in equity.

     SECTION 8.7. Interpretation. When a reference is made in this Agreement to a Section, Exhibit or Schedule, such reference shall be to a Section of, or an Exhibit or a Schedule to, this Agreement unless otherwise indicated. The table of contents and headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. Whenever the words "include," "includes" or "including" are used in this Agreement, they shall be deemed to be followed by the words "without limitation." Each representation and warranty contained in Article 3 or 4 that relates to a general category of a subject matter shall be deemed superseded by a specific representation and warranty relating to a subcategory thereof to the extent of such specific representation or warranty.

     SECTION 8.8. Counterparts. This Agreement may be executed in counterparts, each of which shall be deemed an original and each of which shall constitute one and the same instrument.

     SECTION 8.9. Entire Agreement; Exhibits and Schedules. This Agreement, including the Exhibits, Schedules, certificates and lists referred to herein, and any documents executed by the parties simultaneously herewith or pursuant thereto, constitute the entire understanding and agreement of the parties hereto with respect to the subject matter hereof and supersedes all other prior agreements and understandings, written or oral, between the parties with respect to such subject matter.

     SECTION 8.10. Notices. All notices, requests, demands and other communications hereunder shall be in writing and shall be deemed to have been duly given when delivered by hand or by overnight courier, two days after being sent by registered mail, return receipt requested, or when sent by telecopier (with receipt confirmed), provided, in the case of a telecopied notice, a copy is also sent by registered mail, return receipt requested, or by courier, addressed as follows (or to such other address as a party may designate by notice to the other):

          (a) If to Seller:

               AIM Investment Funds
               11 Greenway Plaza, Suite 100
               Houston, Texas 77046-1173
               Attn: Kevin M. Carome

               with a copy to:

               Ballard Spahr Andrews & Ingersoll, LLP
               1735 Market Street, 51st Floor
               Philadelphia, PA 19103-7599
               Attn: Martha J. Hays

          (b) If to Buyer:

               INVESCO Sector Funds, Inc.
               4350 South Monaco Street
               Denver, Colorado 80237
               Attn: Glen A. Payne

               with a copy to:

               Kirkpatrick & Lockhart LLP
               1800 Massachusetts Avenue N.W., 2nd Floor
               Washington, D.C. 20036-1800
               Attn: Clifford J. Alexander

     SECTION 8.11. Representations by Seller Investment Adviser. In its capacity as investment adviser to Seller, Seller Investment Adviser represents to Buyer that to the best of its knowledge the representations and warranties of Seller and Selling Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.11, the best knowledge standard shall be deemed to mean that the officers of Seller Investment Adviser who have substantive responsibility for the provision of investment advisory services to Seller do not have actual knowledge to the contrary after due inquiry.

     SECTION 8.12. Representations by Buyer Investment Adviser. In its capacity as investment adviser to Buyer, Buyer Investment Adviser represents to Seller that to the best of its knowledge the representations and warranties of Buyer and Buying Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.12, the best knowledge standard shall be deemed to mean that the officers of Buyer Investment Adviser who have substantive responsibility for the provision of investment advisory services to Buyer do not have actual knowledge to the contrary after due inquiry.

     SECTION 8.13. Successors and Assigns; Assignment. This Agreement shall be binding upon and inure to the benefit of Seller, on behalf of Selling Fund, and Buyer, on behalf of Buying Fund, and their respective successors and assigns. The parties hereto expressly acknowledge and agree that this Agreement shall be binding upon and inure to the benefit of those Delaware statutory trusts that are the resulting entities in the permitted restructurings and redomestications of funds set forth on Schedule 3.5(d).

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed as of the day and year first above written.

                                          AIM INVESTMENT FUNDS, acting on behalf
                                          of
                                          AIM GLOBAL ENERGY FUND

                                          By:   /s/ RAYMOND R. CUNNINGHAM
                                            ------------------------------------

                                          INVESCO SECTOR FUNDS, INC., acting on
                                          behalf of INVESCO ENERGY FUND

                                          By:     /s/ ROBERT H. GRAHAM
                                            ------------------------------------

                                          A I M ADVISORS, INC.

                                          By:    /s/ MARK H. WILLIAMSON
                                            ------------------------------------

                                          INVESCO FUNDS GROUP, INC.

                                          By:   /s/ RAYMOND R. CUNNINGHAM
                                            ------------------------------------

                                   EXHIBIT A

                      EXCLUDED LIABILITIES OF SELLING FUND

     None.

                                  SCHEDULE 2.1

                                                              CORRESPONDING CLASSES OF
CLASSES OF SHARES OF SELLING FUND                              SHARES OF BUYING FUND
---------------------------------                             ------------------------
Class A shares..............................................  Class A shares
Class B shares..............................................  Class B shares
Class C shares..............................................  Class C shares

                                  SCHEDULE 3.4

                 CERTAIN CONTINGENT LIABILITIES OF SELLING FUND

     None.

                                SCHEDULE 3.5(D)

             PERMITTED RESTRUCTURINGS AND REDOMESTICATIONS OF FUNDS

CURRENT FUNDS                                               CORRESPONDING NEW FUNDS
-------------                                               -----------------------
AIM ADVISOR FUNDS................................  AIM INVESTMENT SECURITIES FUNDS
  (DELAWARE STATUTORY TRUST)                         (DELAWARE STATUTORY TRUST)
AIM International Core Equity Fund...............  AIM International Core Equity Fund
AIM Real Estate Fund.............................  AIM Real Estate Fund

AIM INTERNATIONAL FUNDS, INC. ...................  AIM INTERNATIONAL MUTUAL FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
AIM European Growth Fund.........................  AIM European Growth Fund

INVESCO BOND FUNDS, INC. ........................  AIM BOND FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO High Yield Fund..........................  INVESCO High Yield Fund
INVESCO Select Income Fund.......................  INVESCO Select Income Fund
INVESCO Tax-Free Bond Fund.......................  INVESCO Tax-Free Bond Fund
INVESCO U.S. Government Securities Fund..........  INVESCO U.S. Government Securities Fund

INVESCO COMBINATION STOCK & BOND FUNDS, INC. ....  AIM COMBINATION STOCK & BOND FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Balanced Fund............................  INVESCO Balanced Fund
INVESCO Total Return Fund........................  INVESCO Total Return Fund

INVESCO COUNSELOR SERIES FUNDS, INC. ............  AIM COUNSELOR SERIES TRUST
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Advantage Fund...........................  INVESCO Advantage Fund

INVESCO INTERNATIONAL FUNDS, INC. ...............  AIM INTERNATIONAL MUTUAL FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO European Fund............................  INVESCO European Fund
INVESCO International Blue Chip Value Fund.......  INVESCO International Blue Chip Value Fund

INVESCO MONEY MARKET FUNDS, INC. ................  AIM TREASURER'S SERIES TRUST
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Cash Reserves Fund.......................  INVESCO Cash Reserves Fund
INVESCO Tax-Free Money Fund......................  INVESCO Tax-Free Money Fund

INVESCO SECTOR FUNDS, INC. ......................  AIM SECTOR FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Energy Fund..............................  INVESCO Energy Fund
INVESCO Financial Services Fund..................  INVESCO Financial Services Fund
INVESCO Real Estate Opportunity Fund.............  INVESCO Real Estate Opportunity Fund
INVESCO Technology Fund..........................  INVESCO Technology Fund
INVESCO Telecommunications Fund..................  INVESCO Telecommunications Fund
INVESCO Utilities Fund...........................  INVESCO Utilities Fund

INVESCO STOCK FUNDS, INC. .......................  AIM STOCK FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Growth Fund..............................  INVESCO Growth Fund
INVESCO Growth & Income Fund.....................  INVESCO Growth & Income Fund
INVESCO Value Equity Fund........................  INVESCO Value Equity Fund

                                  SCHEDULE 4.4

                 CERTAIN CONTINGENT LIABILITIES OF BUYING FUND

     None.

                                SCHEDULE 4.5(a)

                              PORTFOLIOS OF BUYER

INVESCO Energy Fund

INVESCO Financial Services Fund

INVESCO Gold & Precious Metals Fund

INVESCO Health Sciences Fund

INVESCO Leisure Fund

INVESCO Real Estate Opportunity Fund

INVESCO Technology Fund

INVESCO Telecommunications Fund

INVESCO Utilities Fund

                                SCHEDULE 4.5(b)

                                                              NUMBER OF SHARES OF EACH CLASS
CLASSES OF SHARES OF BUYING FUND                               BUYER IS AUTHORIZED TO ISSUE
--------------------------------                              ------------------------------
Class A shares..............................................           100,000,000
Class B shares..............................................           100,000,000
Class C shares..............................................           100,000,000
Class K shares..............................................           100,000,000
Investor Class shares.......................................           100,000,000

                                  SCHEDULE 5.1

                        PERMITTED COMBINATIONS OF FUNDS

INVESCO Advantage Fund into AIM Opportunities III Fund

INVESCO Growth Fund into AIM Large Cap Growth Fund

INVESCO Growth & Income Fund into AIM Blue Chip Fund

INVESCO European Fund into AIM European Growth Fund

AIM International Core Equity Fund into INVESCO
  International Blue Chip Value Fund

AIM New Technology Fund into INVESCO Technology Fund

AIM Global Science and Technology Fund into INVESCO
  Technology Fund

INVESCO Telecommunications Fund into INVESCO Technology Fund

AIM Global Financial Services Fund into INVESCO Financial
  Services Fund

AIM Global Energy Fund into INVESCO Energy Fund

AIM Global Utilities Fund into INVESCO Utilities Fund

INVESCO Real Estate Opportunity Fund into AIM Real Estate
  Fund

INVESCO Tax-Free Bond Fund into AIM Municipal Bond Fund

INVESCO High Yield Fund into AIM High Yield Fund

INVESCO Select Income Fund into AIM Income Fund

INVESCO U.S. Government Securities Fund into AIM
  Intermediate Government Fund

INVESCO Cash Reserves Fund into AIM Money Market Fund

INVESCO Tax-Free Money Fund into AIM Tax-Exempt Cash Fund

INVESCO Balanced Fund into INVESCO Total Return Fund

INVESCO Value Equity Fund into AIM Large Cap Basic Value
  Fund

AIM Premier Equity Fund II into AIM Premier Equity Fund

                                SCHEDULE 6.2(f)

                                  TAX OPINIONS

     (i) The transfer of the assets of Selling Fund to Buying Fund in exchange solely for Buying Fund Shares distributed directly to Selling Fund Shareholders and Buying Fund's assumption of the Liabilities, as provided in the Agreement, will constitute a "reorganization" within the meaning of Section 368(a) of the Code and Selling Fund and Buying Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

     (ii) In accordance with Section 361(a) and Section 361(c)(1) of the Code, no gain or loss will be recognized by Selling Fund on the transfer of its assets to Buying Fund solely in exchange for Buying Fund Shares and Buying Fund's assumption of the Liabilities or on the distribution of Buying Fund Shares to Selling Fund Shareholders; provided that, no opinion is expressed as to the effect of the Reorganization on Selling Fund or any Selling Fund Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for Federal income tax purposes at the end of a taxable year (or on the termination or transfer of a taxpayer's rights (or obligations) with respect to such asset) under a mark-to-market system of accounting.

     (iii) In accordance with Section 1032 of the Code, no gain or loss will be recognized by Buying Fund upon the receipt of assets of Selling Fund in exchange for Buying Fund Shares issued directly to Selling Fund Shareholders.

     (iv) In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by Selling Fund Shareholders on the receipt of Buying Fund Shares in exchange for Selling Fund Shares.

     (v) In accordance with Section 362(b) of the Code, the basis to Buying Fund of the assets of Selling Fund will be the same as the basis of such assets in the hands of Selling Fund immediately prior to the Reorganization.

     (vi) In accordance with Section 358(a) of the Code, a Selling Fund Shareholder's basis for Buying Fund Shares received by the Selling Fund Shareholder will be the same as his or her basis for Selling Fund Shares exchanged therefor.

     (vii) In accordance with Section 1223(1) of the Code, a Selling Fund Shareholder's holding period for Buying Fund Shares will be determined by including such Selling Fund Shareholder's holding period for Selling Fund Shares exchanged therefor, provided that such Selling Fund Shareholder held such Selling Fund Shares as a capital asset.

     (viii) In accordance with Section 1223(2) of the Code, the holding period with respect to the assets of Selling Fund transferred to Buying Fund in the Reorganization will include the holding period for such assets in the hands of Selling Fund.

     (ix) In accordance with Section 381(a)(2) of the Code, Buying Fund will succeed to and take into account the items of Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381 through 384 of the Code and the Treasury Regulations thereunder.

                                                                     APPENDIX II

                           INVESCO SECTOR FUNDS, INC.

            INVESCO ENERGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
      INVESCO FINANCIAL SERVICES FUND--INVESTOR CLASS, CLASS A, B, C, AND K
       INVESCO HEALTH SCIENCES FUND--INVESTOR CLASS, CLASS A, B, C, AND K
           INVESCO LEISURE FUND--INVESTOR CLASS, CLASS A, B, C, AND K
          INVESCO TECHNOLOGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
      INVESCO TELECOMMUNICATIONS FUND--INVESTOR CLASS, CLASS A, B, C, AND K
     INVESCO GOLD & Precious Metals Fund--Investor Class, Class A, B, and C INVESCO Real Estate Opportunity Fund--Investor Class, Class A, B, and C
            INVESCO Utilities Fund--Investor Class, Class A, B, and C


     Supplement dated August 1, 2003 to the Prospectus dated August 1, 2003


                      INVESCO REAL ESTATE OPPORTUNITY FUND

The Board of Directors of INVESCO Sector Funds, Inc. ("Seller") unanimously approved, on June 9, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which INVESCO Real Estate Opportunity Fund ("Selling Fund"), a series of Seller, would transfer all of its assets and liabilities to AIM Real Estate Fund ("Buying Fund"), a series of AIM Advisor Funds (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to Selling Fund and A I M Advisors, Inc. ("AIM") serves as the investment advisor to Buying Fund. Both investment advisors are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of the various funds within The AIM Family of Funds(R) and the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds both within The AIM Family of Funds(R) and the INVESCO Family of Funds will allow AIM and INVESCO to concentrate on managing their core products.

In AMVESCAP's view, AIM has best developed the expertise and resources for managing funds with an investment objective and strategies similar to those of Selling Fund and should therefore manage the combined fund. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Directors of Seller, including the independent directors, has determined that the Reorganization is advisable and in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are similar. Selling Fund's investment objective is capital growth and income. Buying Fund's investment objective is high total return.

The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.

                              INVESCO TELECOMMUNICATIONS FUND

The Board of Directors of INVESCO Sector Funds, Inc. ("Seller") unanimously approved, on June 9, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which INVESCO Telecommunications Fund ("Selling Fund"), would transfer all of its assets and liabilities to INVESCO Technology Fund ("Buying Fund"), both of which are series of Seller (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to both Selling Fund and Buying Fund. The investment advisor is a wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of various funds within the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds within the INVESCO Family of Funds will allow INVESCO to concentrate on managing its core products.

AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Directors of Seller, including the independent directors, has determined that the Reorganization is advisable and in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are the same. Selling Fund's investment objective is capital growth and income. Buying Fund's investment objective is capital growth.

The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.

Effective August 18, 2003, the section of the Prospectus entitled "Fees And Expenses" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                           Investor Class    Class A          Class B       Class C       Class K
Maximum Front-End Sales Charge
  on purchases as a percentage of
  offering price                                None          5.50%            None          None          None

Maximum Contingent Deferred Sales
  Charge (CDSC) as a percentage of
  the lower of the total original cost or
  current market value of the shares            None          None(1)          5.00%(2)      1.00%(2)      None(1)

Maximum Sales Charge on reinvested
  dividends/distributions                       None          None             None          None          None

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) A 5% and 1% CDSC may
be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales

Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a CDSC of 1% of the lower of the total original cost or current market value of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares - Choosing A Share Class" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

In addition, you should also consider the factors below:

                           Investor
                           Class            Class A           Class B           Class C          Class K

Initial Sales Charge       None             5.50%             None              None             None

CDSC(1)                    None             1% on certain     1%-5% for         1% for shares    0.70% on certain
                                            purchases held    shares held       held less than   purchases
                                            less than 18      less than         12 months        held less than
                                            months            6 years                            12 months

12b-1 Fee                  0.25%            0.35%             1.00%             1.00%            0.45%

12b-1 Fee
(Utilities Fund Only)      0.25%            0.25%             1.00%             1.00%            None

Conversion                 No               No                Yes(2)            No               No

Purchase Order
Maximum                    None             None              $250,000          $1,000,000       None

(1) Please see the subsection entitled "Sales Charges" below and the section of the Funds' Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.
(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares - Sales Charges (Class A, B, C And K Only)" is amended to (i) delete the third, fourth, seventh, eighth, and tenth paragraphs in their entirety and (ii) substitute the following, respectively, in their place:

     CONTINGENT DEFERRED SALES CHARGE (CDSC) for Class A and Class K Shares. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. If your holding period is less than eighteen months, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account.

     CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to CDSC in the following percentages. If your holding period is less than six years for Class B shares and twelve months for Class C shares, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares.

     Year Since
     Purchase Made                  Class B           Class C

     First                          5%                1%
     Second                         4%                None
     Third                          3%                None
     Fourth                         3%                None
     Fifth                          2%                None
     Sixth                          1%                None
     Seventh and following          None(1)           None

     (1) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

     RIGHTS OF ACCUMULATION. You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C, or K) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

     LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of a Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

     You will not pay a CDSC:
          |X|  if you purchase less than $1,000,000 of Class A shares;
          |X| if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;
          |X| if you redeem Class B shares you held for more than six years; |X| if you redeem Class C shares you held for more than twelve
               months;
          |X| if you participate in the periodic withdrawal program and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
          |X| if you redeem shares acquired through reinvestment of dividends and distributions;
          |X| if you are a participant in a qualified retirement plan and redeem Class C shares or Class K shares in order to fund a distribution;
          |X| if you are a qualified plan investing in Class A shares or Class K shares and elect to forego any dealer concession;
          |X|  on increases in the net asset value of your shares;
          |X|  to pay account fees;
          |X| for IRA distributions due to death or disability or periodic distribution based on life expectancy;
          |X| to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
          |X| for redemptions following the death of a shareholder or beneficial owner.

Effective August 18, 2003, the section of the Prospectus entitled "How To Sell Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

     Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption depending how long you have held your shares. If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a CDSC of 1% of the lower of the total original cost or current market value of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."


                          INVESCO HEALTH SCIENCES FUND

Effective August 1, 2003, the section of the Prospectus entitled "Portfolio Managers" is amended to add:

ANDY SUMMERS is a Portfolio Manager for all INVESCO Health Sciences portfolios. Andy joined the INVESCO Health Sciences investment team in 1998. He is a CFA charterholder. Prior to joining INVESCO, Andy worked as an analyst assistant for Denver Investment Advisors. He received his master's degree in finance from the University of Wisconsin at Madison in 1998. He received his bachelor's degree in finance from the University of Wisconsin at Whitewater in 1996.


                             INVESCO TECHNOLOGY FUND

Effective August 1, 2003, the section of the Prospectus entitled "Portfolio Managers" is amended to add:

CHRIS DRIES is a Portfolio Manager for the INVESCO Technology Fund. Chris joined INVESCO in 1993, and was promoted to the investment division in 1995. He previously held the position of manager of investment operations for the investment division at INVESCO. Chris received his master's degree in finance from the University of Colorado at Denver and his bachelor's degree in finance from the University of Colorado at Boulder.

MICHELLE FENTON is a Portfolio Manager of INVESCO Dynamics Fund and INVESCO Mid-Cap Growth Fund. Michelle is also a Portfolio Manager for the INVESCO Technology Fund. She is a CFA charterholder. Michelle has more than eight years of investment industry experience. Before joining the investment division of INVESCO in 1998, Michelle worked at Berger Funds as an equity analyst. Prior to that, she was a research analyst at Smith Barney. Michelle received her bachelor's degree in finance from Montana State University.

PROSPECTUS | AUGUST 1, 2003
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO SECTOR
FUNDS, INC.

INVESCO ENERGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO FINANCIAL SERVICES FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO GOLD & PRECIOUS METALS FUND--INVESTOR CLASS, CLASS A, B, AND C INVESCO HEALTH SCIENCES FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO LEISURE FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO REAL ESTATE OPPORTUNITY FUND--INVESTOR CLASS, CLASS A, B AND C INVESCO TECHNOLOGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO TELECOMMUNICATIONS FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO UTILITIES FUND--INVESTOR CLASS, CLASS A, B, AND C

NINE MUTUAL FUNDS DESIGNED FOR INVESTORS SEEKING CAPITAL GROWTH THROUGH TARGETED INVESTMENT OPPORTUNITIES.

INVESTOR CLASS SHARES OFFERED BY THIS PROSPECTUS ARE OFFERED ONLY TO GRANDFATHERED INVESTORS. PLEASE SEE THE SECTION OF THE PROSPECTUS ENTITLED "HOW TO BUY SHARES."

CLASS A, B, AND C SHARES ARE SOLD PRIMARILY THROUGH FINANCIAL INTERMEDIARIES. CLASS K SHARES ARE SOLD TO QUALIFIED RETIREMENT PLANS, RETIREMENT SAVINGS PROGRAMS, EDUCATIONAL SAVINGS PROGRAMS, AND WRAP PROGRAMS PRIMARILY THROUGH FINANCIAL INTERMEDIARIES.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks....................2
Fund Performance...........................................5
Fees And Expenses.........................................10
Investment Risks..........................................14
Principal Risks Associated With The Funds.................14
Temporary Defensive Positions.............................16
Portfolio Turnover........................................16
Fund Management...........................................17
Portfolio Managers........................................17
Potential Rewards.........................................18
Share Price...............................................18
How To Buy Shares.........................................19
Your Account Services.....................................23
How To Sell Shares........................................24
Taxes.....................................................26
Dividends And Capital Gain Distributions..................26
Financial Highlights......................................27

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.


                           [INVESCO ICON] INVESCO(R)


The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime. INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Funds.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Funds.

This Prospectus contains important information about the Funds' Investor Class, Class A, B, C, and, if applicable, K shares. Class A, B, and C shares are sold primarily through financial intermediaries. Class K shares are sold to qualified retirement plans, retirement savings programs, educational savings programs, and wrap programs primarily through financial intermediaries. If you invest through a financial intermediary, please contact your financial intermediary or, with respect to Class K shares, your plan or program sponsor, for detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investment amounts, and fees and expenses). INVESCO Technology Fund also offers an additional class of shares through a separate Prospectus. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about the other class of Technology Fund's shares, contact A I M Distributors, Inc. ("ADI") at 1-800-347-4246.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON]  [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES, AND RISKS

FACTORS COMMON TO ALL THE FUNDS

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Funds seek capital growth; Real Estate Opportunity, Telecommunications, and Utilities Funds also attempt to earn income for you. The Funds are actively managed. They invest primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

Each Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies doing business in the economic sector described by its name. At any given time, 20% of each Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:
o At least 50% of its gross income or its net sales must come from activities in the sector;
o At least 50% of its assets must be devoted to producing revenues from the sector;
o or Based on other available information, we determine that its primary business is within the sector.

INVESCO uses a research oriented "bottom-up" investment approach to create each Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Funds emphasize companies that INVESCO believes are strongly managed and will generate above-average long-term capital appreciation.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. Value investing seeks securities, particularly stocks, that are currently undervalued by the market -- companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value. Through our value process, we seek to provide reasonably consistent returns over a variety of market cycles. Value-oriented funds typically will underperform growth-oriented funds when investor sentiment favors the growth investing style.

As sector funds, each portfolio is concentrated in a comparatively narrow segment of the economy. This means a Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Funds tend to be more volatile than other mutual funds, and the value of their portfolio investments and consequently the value of an investment in a Fund tend to go up and down more rapidly.

The Funds are subject to other principal risks, as applicable, such as market, foreign securities, liquidity, derivatives, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Funds." An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit

Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.

The Funds are concentrated in these sectors:

[KEY ICON]  INVESCO ENERGY FUND -- INVESTOR CLASS, CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies within the energy sector. These companies include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, alternative energy companies, and innovative energy technology companies.

Generally, we prefer to keep the Fund's investments divided among the four main energy subsectors: major oil companies, energy services, oil and gas exploration/production companies, and natural gas pipeline companies. We adjust portfolio weightings depending on current economic conditions. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may influence Fund returns and increase price fluctuations in the Fund's shares. The businesses in which we invest may be adversely affected by foreign government, federal, or state regulations on energy production, distribution, and sale.

[KEY ICON]  INVESCO FINANCIAL SERVICES FUND -- INVESTOR CLASS, CLASS A, B, C,
            AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies.

We place a greater emphasis on companies that are increasing their revenue streams along with their earnings. We seek companies that we believe can grow their revenues and earnings in a variety of interest rate environments -- although securities prices of financial services companies generally are interest rate sensitive. We seek companies with successful sales and marketing cultures and that leverage technologies in their operations and distribution. We adjust portfolio weightings depending on current economic conditions and relative valuations of securities.

This sector generally is subject to extensive governmental regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries.

[KEY ICON]  INVESCO GOLD & PRECIOUS METALS FUND -- INVESTOR CLASS, CLASS A, B,
            AND C

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in exploring for, mining, processing, or dealing and investing in gold, gold bullion, and other precious metals, such as silver, platinum, and palladium, as well as diamonds. The securities of these companies are highly dependent on the price of precious metals at any given time.

Fluctuations in the price of gold directly -- and often dramatically -- affect the profitability and market value of companies in this sector. Changes in political or economic climate for the two largest gold producers -- South Africa and the former Soviet Union -- may have a direct impact on the price of gold worldwide. Up to 10% at the time of purchase of the Fund's assets may be invested in gold bullion. The Fund's investments directly in gold bullion will earn no income return; appreciation in the market price of gold is the sole manner in which the Fund can realize gains on bullion investments. The Fund may have higher storage and custody costs in connection with its ownership of bullion than those associated with the purchase, holding and sale of more traditional types of investments.

The Fund primarily focuses on those gold companies that have the ability to increase production capacity at low costs, while having the potential to make major gold discoveries around the world. Additionally, we try to identify companies that leverage increasing gold prices; that is, companies that do not hedge gold prices on the market. While the Fund may take positions in mid- to small-sized exploration companies that may be more volatile than investments in large, more established companies, it will primarily focus on major gold stocks that are leaders in their fields. Up to 100% of the Fund's assets may be invested in foreign companies.

[KEY ICON]  INVESCO HEALTH SCIENCES FUND -- INVESTOR CLASS, CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies.

We focus on the dominant players in fast-growing therapeutic areas or companies on the verge of exciting medical breakthroughs. We seek companies with strong, commercially successful products as well as promising product pipelines. This strategy may lead us to invest in both well-established health care firms and faster-growing, more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the portfolio and represent core holdings in the Fund. The Fund also may invest in high growth, earlier stage companies whose future profitability could be dependent upon increasing market shares from one or a few key products. Such companies often have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices and could have an adverse impact upon the companies' future growth and profitability.

Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

[KEY ICON]  INVESCO LEISURE FUND -- INVESTOR CLASS, CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in the design, production, and distribution of products related to the leisure activities. These industries include, but are not limited to, hotels/gaming, publishing, advertising, beverages, audio/video, broadcasting-radio/TV, cable & satellite operators, cable & satellite programmers, motion pictures & TV, recreation services/entertainment, retail, and toys.

We seek firms that can grow their businesses regardless of the economic environment. INVESCO attempts to keep the portfolio well diversified across the leisure sector, adjusting portfolio weightings depending on prevailing economic conditions and relative valuations of securities. This sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos often are subject to high price volatility and are considered speculative. Video and electronic games are subject to risks of rapid obsolescence.

[KEY ICON]  INVESCO REAL ESTATE OPPORTUNITY FUND -- INVESTOR CLASS, CLASS A,
            B, AND C

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies doing business in the real estate industry, including real estate investment trusts ("REITS"), which invest in real estate or interests in real estate. No one property type will represent more than 50% of the Fund's total assets. The companies in which the Fund invests may also include, but are not limited to, real estate brokers, home builders or real estate developers, companies with substantial real estate holdings, and companies with significant involvement in the real estate industry or other real estate-related companies.

The real estate industry is highly cyclical, and the value of securities issued by companies doing business in that sector may fluctuate widely. The real estate industry -- and, therefore, the performance of the Fund -- is highly sensitive to national, regional and local economic conditions, interest rates, property taxes, overbuilding, decline in value of real estate, and changes in rental income. REITS are companies or trusts that own and/or operate income-producing real estate. Shares of REITS are publicly traded and are subject to the same risks as any other security, as well as risks specific to the real estate industry.

[KEY ICON]  INVESCO TECHNOLOGY FUND -- INVESTOR CLASS, CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

A core portion of the Fund's portfolio is invested in market-leading technology companies among various subsectors in the technology universe that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are leaders in their field and are believed to have a strategic advantage over many of their competitors. The remainder of the Fund's portfolio consists of faster-growing, more volatile technology companies that INVESCO believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

[KEY ICON]  INVESCO TELECOMMUNICATIONS FUND -- INVESTOR CLASS, CLASS A, B, C,
            AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in the design, development, manufacture, distribution, or sale of communications services and equipment, and companies that are involved in supplying equipment or services to such companies. The telecommunications sector includes, but is not limited to, companies that offer telephone services, wireless communications, satellite communications, television and movie programming, broadcasting, and Internet access. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

We select stocks based on projected total return for individual companies, while also analyzing country specific factors that might affect stock performance or influence company valuation. Normally, the Fund will invest primarily in companies located in at least three different countries, although U.S. issuers will often dominate the portfolio. The Fund's portfolio emphasizes strongly managed market leaders, with a lesser weighting on smaller, faster growing companies that offer new products or services and/or are increasing their market share.

[KEY ICON]  INVESCO UTILITIES FUND --  INVESTOR CLASS, CLASS A, B, AND C

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in utilities-related industries. These include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services, including local, long distance and wireless.

Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable.

Normally, INVESCO seeks to keep the portfolio divided among the electric utilities, natural gas, and telecommunications industries. Weightings within the various industry segments are continually monitored, and INVESCO adjusts the portfolio weightings depending on the prevailing economic conditions.

[GRAPH ICON]  FUND PERFORMANCE

Performance information in the bar charts below is that of the Funds' Investor Class shares, which has the longest operating history of the Funds' classes. Information included in the table is that of Investor Class, Class C, and, if applicable, Class K shares. Performance information for Class A and B shares is not shown in the table as those classes do not yet have a full calendar year of performance. Investor Class and Class A, B, C, and K returns would be similar because all classes of shares invest in the same portfolio of securities. The returns of the classes would differ, however, to the extent of differing levels of expenses. In this regard, the returns reflected in the bar charts and table reflect only the applicable total expenses of the class shown. If the effect of the other classes' total expenses were reflected, the returns would be lower than those shown because the other classes have higher total expenses.

The bar charts below show the Funds' Investor Class actual yearly performance (commonly known as their "total return") for the years ended December 31 over the past decade or since inception. The returns in the bar charts do not reflect a 12b-1 fee in excess of 0.25%, the sales charge for Class A shares, or the applicable contingent deferred sales charge (CDSC) for Class B or Class C shares; if they did, the total returns shown would be lower. The table below shows the pre-tax and after-tax average annual total returns of Investor Class and pre-tax average annual total returns for Class C shares, and, if applicable, Class K shares for various periods ended December 31, 2002 compared to the S&P 500 Index, the S&P 500 Financials Index with respect to Financial Services Fund, and the NAREIT -- Equity REIT Index with respect to Real Estate Opportunity Fund. The after-tax returns are shown only for the Investor Class shares. After-tax returns for other classes of shares offered in this Prospectus will vary.

After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption returns assume you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rates in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax returns shown are not relevant.

The information in the bar charts and table illustrates the variability of each Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how a Fund will perform in the future.

--------------------------------------------------------------------------------
                           ENERGY FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]
'93     '94      '95     '96     '97     '98       '99     '00     '01       '02
16.71%  (7.25%)  19.80%  38.84%  19.09%  (27.83%)  41.88%  58.17%  (16.81%)  (4.32)

--------------------------------------------------------------------------------
Best Calendar Qtr.    9/97    28.24%
Worst Calendar Qtr.   9/98   (18.34%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     FINANCIAL SERVICES FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                [GRAPHIC OMITTED]
'93     '94      '95     '96     '97     '98     '99    '00     '01       '02
18.52%  (5.89%)  39.81%  30.29%  44.79%  13.45%  0.73%  26.69%  (10.17%)  (15.56%)

--------------------------------------------------------------------------------
Best Calendar Qtr.    9/00    22.76%
Worst Calendar Qtr.   9/98   (18.20%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GOLD & PRECIOUS METALS FUND--
                                 INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                [GRAPHIC OMITTED]

'93     '94       '95     '96     '97       '98       '99      '00       '01     '02
72.47%  (27.85%)  12.72%  40.64%  (55.50%)  (22.54%)  (8.99%)  (12.98%)  17.12%  59.65%

--------------------------------------------------------------------------------
Best Calendar Qtr.     3/96    46.17%
Worst Calendar Qtr.   12/97   (37.51%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      HEALTH SCIENCES FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

'93     '94     '95     '96     '97     '98     '99    '00     '01       '02
(8.41%)  0.94%  58.89%  11.41%  18.46%  43.40%  0.59%  25.80%  (14.68%)  (25.24%)

--------------------------------------------------------------------------------
Best Calendar Qtr.    9/95    19.53%
Worst Calendar Qtr.   3/01   (22.91%)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                          LEISURE FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                [GRAPHIC OMITTED]

'93     '94      '95     '96    '97     '98     '99     '00      '01    '02
35.73%  (4.98%)  15.79%  9.08%  26.46%  29.78%  65.59%  (7.97%)  4.10%  (15.41%)
--------------------------------------------------------------------------------
Best Calendar Qtr.    12/99    25.59%
Worst Calendar Qtr.    9/01   (24.06%)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         REAL ESTATE OPPORTUNITY FUND--
                                 INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
================================================================================
                                [GRAPHIC OMITTED]

     1997       1998        1999        2000       2001        2002
     21.50%     (23.48%)    (5.50%)     24.72%     (1.91%)     5.81%
--------------------------------------------------------------------------------
Best Calendar Qtr.    9/97    14.19%
Worst Calendar Qtr.   9/98   (20.46%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         TECHNOLOGY FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]
'93     '94    '95     '96     '97    '98     '99      '00       '01       '02
15.03%  5.27%  45.80%  21.75%  8.85%  30.12%  144.94%  (22.77%)  (45.51%)  (47.22%)

--------------------------------------------------------------------------------
Best Calendar Qtr.    12/99    66.77%
Worst Calendar Qtr.    9/01   (41.44%)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                    TELECOMMUNICATIONS FUND--INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(4)
================================================================================
                                [GRAPHIC OMITTED]

  1995     1996     1997     1998     1999      2000       2001       2002
  27.37%   16.81%   30.29%   40.98%   144.28%   (26.91%)   (54.19%)   (50.96%)
--------------------------------------------------------------------------------
Best Calendar Qtr.    12/99    62.22%
Worst Calendar Qtr.    9/01   (41.40%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         UTILITIES FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                [GRAPHIC OMITTED]

'93     '94      '95     '96     '97     '98     '99     '00    '01       '02
21.20%  (9.94%)  25.25%  12.75%  24.38%  24.30%  19.88%  4.14%  (33.98%)  (22.29%)

--------------------------------------------------------------------------------
Best Calendar Qtr.    12/98    16.33%
Worst Calendar Qtr.    9/01   (23.67%)
--------------------------------------------------------------------------------

====================================================================================================================================
                                                                                                      AVERAGE ANNUAL TOTAL RETURN(5)
                                                                                                              AS OF 12/31/02
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                10 YEARS
                                                                1 YEAR                  5 YEARS            OR SINCE INCEPTION
INVESTOR CLASS
  Energy Fund(1),(2)
    Return Before Taxes                                         (4.32%)                   5.21%                   10.70%
    Return After Taxes on Distributions                         (4.32%)                   4.86%                    9.21%
    Return After Taxes on Distributions
      and Sale of Fund Shares                                   (2.65%)                   4.24%                    8.34%
  Gold & Precious Metals Fund(1),(2)
    Return Before Taxes                                         59.65%                    2.78%                    0.07%
    Return After Taxes on Distributions                         59.65%                    2.58%                   (1.25%)
    Return After Taxes on Distributions
         and Sale of Fund Shares                                36.62%                    2.12%                   (0.26%)
   Health Sciences Fund(1),(2)
     Return Before Taxes                                       (25.24%)                   2.97%                    8.42%
     Return After Taxes on Distributions                       (25.24%)                   0.99%                    6.14%
     Return After Taxes on Distributions
       and Sale of Fund Shares                                 (15.50%)                   2.36%                    6.54%
  Leisure Fund(1),(2)
    Return Before Taxes                                        (15.41%)                  11.73%                   13.63%
    Return After Taxes on Distributions                        (15.41%)                  10.02%                   11.35%
    Return After Taxes on Distributions
         and Sale of Fund Shares                                (9.46%)                   9.43%                   10.73%
  Technology Fund(1),(2)
    Return Before Taxes                                        (47.22%)                  (6.67%)                   5.18%
    Return After Taxes on Distributions                        (47.22%)                  (7.16%)                   2.46%

====================================================================================================================================
                                                                                                      AVERAGE ANNUAL TOTAL RETURN(5)
                                                                                                              AS OF 12/31/02
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                10 YEARS
                                                                1 YEAR                  5 YEARS            OR SINCE INCEPTION
    Return After Taxes on Distributions
      and Sale of Fund Shares                                  (28.99%)                  (4.64%)                   3.64%
  Utilities Fund(1),(2)
    Return Before Taxes                                        (22.29%)                  (4.46%)                   4.32%
    Return After Taxes on Distributions                        (23.10%)                  (5.55%)                   2.14%
    Return After Taxes on Distributions
         and Sale of Fund Shares                               (13.67%)                  (3.41%)                   2.79%
  S&P 500 Index(6)
    (reflects no deduction for fees, expenses
    or taxes)                                                  (22.09%)                  (0.58%)                   9.35%

  Financial Services Fund(1),(2)
    Return Before Taxes                                        (15.56%)                   1.89%                   12.44%
    Return After Taxes on Distributions                        (15.60%)                   0.59%                    9.48%
    Return After Taxes on Distributions
         and Sale of Fund Shares                                (9.53%)                   1.43%                    9.20%
  S&P 500 Index(6)
    (reflects no deduction for fees, expenses
    or taxes)                                                  (22.09%)                  (0.58%)                   9.35%
  S&P 500 Financials Index6
    (reflects no deduction for fees, expenses
    or taxes)                                                  (14.64%)                   2.53%                   14.08%

  Real Estate Opportunity Fund(1),(2)
    Return Before Taxes                                          5.81%                   (1.32%)                   2.17%(3)
    Return After Taxes on Distributions                          4.56%                   (3.55%)                  (0.55%)(3)
    Return After Taxes on Distributions
      and Sale of Fund Shares                                    3.58%                   (2.21%)                   0.35%(3)
  NAREIT-- Equity REIT Index(6)
    (reflects no deduction for fees, expenses
    or taxes)                                                    3.82%                    3.30%                    5.95%(3)

  Telecommunications Fund(1),(2)
    Return Before Taxes                                        (50.96%)                 (10.78%)                   1.69%(4)
    Return After Taxes on Distributions                        (50.96%)                 (11.09%)                   0.21%(4)
    Return After Taxes on Distributions
      and Sale of Fund Shares                                  (31.29%)                  (7.89%)                   1.12%(4)
  S&P 500 Index(6)
    (reflects no deduction for fees, expenses
    or taxes)                                                  (22.09%)                  (0.58%)                   9.96%(4)

CLASS C - RETURN BEFORE TAXES (INCLUDING CDSC)
  Energy Fund(1),(7)                                            (6.01%)                    N/A                     7.54%(8)
  Gold & Precious Metals Fund(1),(7)                            56.69%                     N/A                    19.78%(8)
  Health Sciences Fund(1),(7)                                  (27.28%)                    N/A                   (12.12%)(8)
  Leisure Fund(1),(7)                                          (17.21%)                    N/A                    (6.36%)(8)
  Technology Fund(1),(7)                                       (48.74%)                    N/A                   (44.62%)(8)

====================================================================================================================================
                                                                                                      AVERAGE ANNUAL TOTAL RETURN(5)
                                                                                                              AS OF 12/31/02
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                10 YEARS
                                                                1 YEAR                  5 YEARS            OR SINCE INCEPTION
  Telecommunications Fund(1),(7)                               (52.53%)                    N/A                   (49.61%)(8)
  Utilities Fund(1),(7)                                        (24.11%)                    N/A                   (23.09%)(8)
  S&P 500 Index(6)                                             (22.09%)                    N/A                   (13.19%)(8)

  Financial Services Fund(1),(7)                               (17.36%)                    N/A                     2.05%(8)
  S&P 500 Index(6)                                             (22.09%)                    N/A                   (13.19%)(8)
  S&P 500 Financials Index(6)                                  (14.64%)                    N/A                     4.45%(8)

  Real Estate Opportunity Fund(1),(7)                            3.94%                     N/A                     7.99%(8)
  NAREIT-- Equity REIT Index(6)                                  3.82%                     N/A                    15.58%(8)

CLASS K - RETURN BEFORE TAXES
  Energy Fund(1),(9)                                            (7.29%)                    N/A                    (4.04%)(10)
  Health Sciences Fund(1),(9)                                  (25.71%)                    N/A                   (17.67%)(10)
  Technology Fund(1),(9)                                       (47.20%)                    N/A                   (45.27%)(10)
  Telecommunications Fund(1),(9)                               (51.03%)                    N/A                   (51.38%)(10)
  S&P 500 Index(6)                                             (22.09%)                    N/A                   (16.32%)(10)

  Financial Services Fund(1),(9)                               (15.88%)                    N/A                    (8.84%)(10)
  S&P 500 Index(6)                                             (22.09%)                    N/A                   (16.32%)(10)
  S&P 500 Financials Index(6)                                  (14.64%)                    N/A                    (7.64%)(10)

  Leisure Fund(1),(9)                                          (15.52%)                    N/A                   (11.49%)(11)
  S&P 500 Index(6)                                             (22.09%)                    N/A                   (22.09%)(11)

(1)  Total return figures include reinvested dividends and capital gain distributions and the effect of each class's expenses.
(2)  Returns before taxes for Investor Class shares of Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure,
     Real Estate Opportunity, Technology, Telecommunications, and Utilities Funds year-to-date as of the calendar quarter ended June
     30, 2003 were 10.05%, 11.02%, 0.37%, 16.16%, 12.19%, 15.14%, 17.80%, 15.21%, and 9.35%, respectively.
(3)  The Fund (Investor Class shares) commenced investment operations on January 2, 1997. Index comparison begins on January 2,
     1997.
(4)  The Fund (Investor Class shares) commenced investment operations on August 1, 1994. Index comparison begins on August 1, 1994.
(5)  The total returns are for those classes of shares with a full calendar year of performance. If the effect of the other classes'
     total expenses, including 12b-1 fees, front-end sales charge for Class A, and CDSC for Class B were reflected, returns for those classes would be lower than those shown.
(6)  The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The S&P
     500 Financials Index is an unmanaged index that contains companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITs. The NAREIT --
     Equity REIT Index is an unmanaged index considered representative of the U.S. real estate investment trust equity market.
     Please keep in mind that the Indexes do not pay brokerage, management, administrative, or distribution expenses, all of which are paid by the classes and are reflected in their annual returns. Index returns also do not include sales charges or CDSCs that may be paid by the shareholder.
(7)  Returns before taxes, including CDSC, for Class C shares of Energy, Financial Services, Gold & Precious Metals, Health
     Sciences, Leisure, Real Estate Opportunity, Technology, Telecommunications, and Utilities Funds year-to-date as of the calendar quarter ended June 30, 2003 were 8.76%, 9.38%, (1.00%), 14.43%, 10.69%, 13.73%, 16.57%, 13.90%, and 7.72%, respectively.
(8)  Since inception of Class C shares on February 15, 2000. Index comparison begins on February 29, 2000.

(9)  Returns before taxes for Class K shares of Energy, Financial Services, Health Sciences, Leisure, Technology, and
     Telecommunications Funds year-to-date as of the calendar quarter ended June 30, 2003 were 10.01%, 11.00%, 15.74%, 11.82%,
     17.56%, and 15.06%, respectively.
(10) Since inception of Class K shares on December 1, 2000. Index comparisons begin on December 1, 2000.
(11) Since inception of Class K shares on December 17, 2001. Index comparison begins on December 31, 2001.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C, or, if applicable, Class K shares of the Funds. If you invest in the Funds through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT
                                                                Investor Class   Class A       Class B        Class C      Class K
Maximum Front-End Sales Charge
  on purchases as a percentage of
  offering price                                                    None          5.50%         None           None         None
Maximum Contingent Deferred
  Sales Charge (CDSC) as a percentage
  of the total original cost of the shares                          None         None(1)        5.00%(2)       1.00%(2)     None(1)
Maximum Sales Charge on reinvested
  dividends/distributions                                           None          None          None           None         None

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

ENERGY FUND                                                     Investor Class   Class A       Class B        Class C      Class K
Management Fees                                                     0.75%         0.75%         0.75%          0.75%        0.75%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%        0.45%
Other Expenses(4),(5)                                               0.69%         0.36%         0.66%(6)       0.78%(7)     4.16%(8)
                                                                    ----          ----          ----           ----         ----
Total Annual Fund Operating Expenses(4),(5)                         1.69%         1.46%         2.41%(6)       2.53%(7)     5.36%(8)
                                                                    ====          ====          ====           ====         ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         0.00%          0.00%        3.16%
Net Expenses(5),(9)                                                 1.69%         1.46%         2.41%(6)       2.53%(7)     2.20%(8)
                                                                    ====          ====          ====           ====         ====

FINANCIAL SERVICES FUND                                         Investor Class   Class A       Class B        Class C      Class K
Management Fees                                                     0.66%         0.66%         0.66%          0.66%        0.66%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%        0.45%
Other Expenses(4),(5)                                               0.49%         0.50%(10)     0.74%(6)       0.79%        1.02%(8)
                                                                    ----          ----          ----           ----         ----
Total Annual Fund Operating Expenses(4),(5)                         1.40%         1.51%(10)     2.40%(6)       2.45%        2.13%(8)
                                                                    ====          ====          ====           ====         ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         0.00%          0.00%        0.00%
Net Expenses(5),(9)                                                 1.40%         1.51%(10)     2.40%(6)       2.45%        2.13%(8)
                                                                    ====          ====          ====           ====         ====

GOLD & PRECIOUS METALS FUND                                     Investor Class   Class A       Class B        Class C
Management Fees                                                     0.75%         0.75%         0.75%          0.75%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%
Other Expenses(4),(5)                                               0.88%         1.01%(10)     0.43%          0.90%
                                                                    ----          ----          ----           ----
Total Annual Fund Operating Expenses(4),(5)                         1.88%         2.11%(10)     2.18%          2.65%
                                                                    ====          ====          ====           ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.01%         0.00%          0.00%
Net Expenses(5),(9)                                                 1.88%         2.10%(10)     2.18%          2.65%
                                                                    ====          ====          ====           ====

HEALTH SCIENCES FUND                                            Investor Class   Class A       Class B        Class C      Class K
Management Fees                                                     0.64%         0.64%         0.64%          0.64%        0.64%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%        0.45%
Other Expenses(4),(5)                                               0.55%         0.89%(10)     0.87%(6)       1.63%(7)     0.98%
                                                                    ----          ----          ----           ----         ----
Total Annual Fund Operating Expenses(4),(5)                         1.44%         1.88%(10)     2.51%(6)       3.27%(7)     2.07%
                                                                    ====          ====          ====           ====         ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         0.00%          0.52%        0.00%
Net Expenses(5),(9)                                                 1.44%         1.88%(10)     2.51%(6)       2.75%(7)     2.07%
                                                                    ====          ====          ====           ====         ====

LEISURE FUND                                                    Investor Class   Class A       Class B        Class C      Class K
Management Fees                                                     0.69%         0.69%         0.69%          0.69%        0.69%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%        0.45%
Other Expenses(4),(5)                                               0.56%         0.38%         0.54%(6)       0.75%        1.07%(8)
                                                                    ----          ----          ----           ----         ----
Total Annual Fund Operating Expenses(4),(5)                         1.50%         1.42%         2.23%(6)       2.44%        2.21%(8)
                                                                    ====          ====          ====           ====         ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         0.00%          0.00%        0.01%
Net Expenses(5),(9)                                                 1.50%         1.42%         2.23%(6)       2.44%        2.20%(8)
                                                                    ====          ====          ====           ====         ====

REAL ESTATE OPPORTUNITY FUND                                    Investor Class   Class A       Class B        Class C
Management Fees                                                     0.75%         0.75%         0.75%          0.75%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%
Other Expenses(4),(5)                                               1.43%(11)     0.56%         1.98%(6)       1.99%(7)
                                                                    ----          ----          ----           ----
Total Annual Fund Operating Expenses(4),(5)                         2.43%(11)     1.66%         3.73%(6)       3.74%(7)
                                                                    ====          ====          ====           ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         0.98%          0.99%
Net Expenses(5),(9)                                                 2.43%(11)     1.66%         2.75%(6)       2.75%(7)
                                                                    ====          ====          ====           ====

TECHNOLOGY FUND                                                 Investor Class   Class A       Class B        Class C      Class K
Management Fees                                                     0.60%         0.60%         0.60%          0.60%        0.60%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%        0.45%
Other Expenses(4),(5)                                               0.92%         0.56%(10)     1.14%(6)       2.35%(7)     1.44%(8)
                                                                    ----          ----          ----           ----
Total Annual Fund Operating Expenses(4),(5)                         1.77%         1.51%(10)     2.74%(6)       3.95%(7)     2.49%(8)
                                                                    ====          ====          ====           ====         ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         0.00%          1.20%        0.29%
Net Expenses(5),(9)                                                 1.77%         1.51%(10)     2.74%(6)       2.75%(7)     2.20%(8)
                                                                    ====          ====          ====           ====         ====

TELECOMMUNICATIONS FUND                                         Investor Class   Class A       Class B        Class C      Class K
Management Fees                                                     0.65%         0.65%         0.65%          0.65%        0.65%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%        0.45%
Other Expenses(4),(5)                                               1.86%(11)     0.66%        10.50%(6)       4.11%(7)     2.20%(8)
                                                                    ----          ----         -----           ----         ----
Total Annual Fund Operating Expenses(4),(5)                         2.76%(11)     1.66%        12.15%(6)       5.76%(7)     3.30%(8)
                                                                    ====          ====         =====           ====         ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         9.40%          3.01%        1.10%
Net Expenses(5),(9)                                                 2.76%(11)     1.66%         2.75%(6)       2.75%(7)     2.20%(8)
                                                                    ====          ====         =====           ====         ====

UTILITIES FUND                                                  Investor Class   Class A       Class B        Class C
Management Fees                                                     0.75%         0.75%         0.75%          0.75%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.25%(12)     1.00%          1.00%
Other Expenses(4),(5)                                               0.90%(11)     0.64%(10)     0.94%(6)       1.95%(7)
                                                                    ----          ----          -----          ----
Total Annual Fund Operating Expenses(4),(5)                         1.90%(11)     1.64%(10),(12)2.69%(6)       3.70%(7)
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         0.00%          0.95%
                                                                    ====          ====         =====           ====
Net Expenses(5),(9)                                                 1.90%(11)     1.64%(10),(12)2.69%(6)       2.75%(7)
                                                                    ====          ====         =====           ====

(1)  If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption. For qualified plans investing in Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. Please see the sections entitled "How to Buy Shares" and "How To Sell Shares."
(2)  A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy
     Shares."
(3)  Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of a
     Fund for a certain period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
(4)  Each Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under expense offset arrangements.
(5)  INVESCO is entitled to reimbursement from the classes for fees and expenses absorbed pursuant to voluntary and contractual expense limitation commitments between INVESCO and the Funds if such reimbursements do not cause a class to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitations may be changed at any time following consultation with the board of directors.
(6)  Certain expenses of Class B shares of Energy, Financial Services, Health Sciences, Leisure, Real Estate Opportunity,
     Technology, Telecommunications, and Utilities Funds were absorbed voluntarily by INVESCO pursuant to commitments between the
     Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Energy Fund's Class B shares' Other Expenses and Total Annual Fund

     Operating Expenses were 0.58% and 2.33%, respectively, of the Fund's average net assets attributable to Class B shares;
     Financial Services Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses were 0.43% and 2.09%, respectively, of the Fund's average net assets attributable to Class B shares; Health Sciences Fund's Class B shares' Other
     Expenses and Total Annual Fund Operating Expenses were 0.42% and 2.06%, respectively, of the Fund's average net assets attributable to Class B shares; Leisure Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses were
     0.45% and 2.14%, respectively, of the Fund's average net assets attributable to Class B shares; Real Estate Opportunity Fund's
     Class B shares' Other Expenses and Total Annual Fund Operating Expenses were 0.61% and 2.36%, respectively, of the Fund's average net assets attributable to Class B shares; Technology Fund's Class B shares' Other Expenses and Total Annual Fund
     Operating Expenses were 0.55% and 2.15%, respectively, of the Fund's average net assets attributable to Class B shares;
     Telecommunications Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses were 0.92% and 2.57%, respectively, of the Fund's average net assets attributable to Class B shares; and Utilities Fund's Class B shares' Other
     Expenses and Total Annual Fund Operating Expenses were 0.39% and 2.14%, respectively, of the Fund's average net assets attributable to Class B shares.
(7)  Certain expenses of Class C shares of Energy, Real Estate Opportunity, Technology, Telecommunications, and Utilities Funds were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. Certain expenses of Class C shares of Health Sciences Fund were absorbed by INVESCO pursuant to a contractual agreement between the Fund and INVESCO. After absorption, but excluding any expense offset arrangements, Energy Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.58%
     and 2.33%, respectively, of the Fund's average net assets attributable to Class C shares; Real Estate Opportunity Fund's Class
     C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.60% and 2.35%, respectively, of the Fund's average net assets attributable to Class C shares; Technology Fund's Class C shares' Other Expenses and Total Annual Fund Operating
     Expenses were 1.09% and 2.69%, respectively, of the Fund's average net assets attributable to Class C shares;
     Telecommunications Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.98% and 2.63%, respectively, of the Fund's average net assets attributable to Class C shares; and Utilities Fund's Class C shares' Other
     Expenses and Total Annual Fund Operating Expenses were 0.30% and 2.05%, respectively, of the Fund's average net assets attributable to Class C shares.
(8)  Certain expenses of Class K shares of Energy, Financial Services, and Telecommunications Funds were absorbed voluntarily by
     INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. Certain expenses of Class K shares of Leisure and Technology Funds were absorbed by
     INVESCO pursuant to contractual agreements between the Funds and INVESCO. After absorption, but excluding any expense offset arrangement, Energy Fund's Class K shares' Other Expenses and Total Annual Fund Operating Expenses were 0.87% and 2.07%, respectively, of the Fund's average net assets attributable to Class K shares; Financial Services Fund's Class K shares' Other
     Expenses and Total Annual Fund Operating Expenses were 0.67% and 1.78%, respectively, of the Fund's average net assets attributable to Class K shares; and Telecommunications Fund's Class K shares' Other Expenses and Total Annual Fund Operating
     Expenses were 0.96% and 2.06%, respectively, of the Fund's average net assets attributable to Class K shares.
(9)  To limit expenses, INVESCO has contractually obligated itself to waive fees and bear expenses through March 31, 2004 that would cause the ratio of expenses to average net assets to exceed 2.10% for Class A shares, 2.75% for each of Class B and Class C shares, and 2.20% for Class K shares.
(10) Certain expenses of Class A shares of Financial Services, Health Sciences, Technology, and Utilities Funds were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. Certain expenses of Class A shares of Gold & Precious Metals Fund were absorbed by INVESCO pursuant to a contractual agreement between the Fund and INVESCO. After absorption, but excluding any expense offset arrangements, Financial Services Fund's Class A shares' Other Expenses and Total Annual Fund Operating Expenses
     were 0.37% and 1.38%, respectively, of the Fund's average net assets attributable to Class A shares; Health Sciences Fund's
     Class A shares' Other Expenses and Total Annual Fund Operating Expenses were 0.42% and 1.41%, respectively, of the Fund's average net assets attributable to Class A shares; Technology Fund's Class A shares' Other Expenses and Total Annual Fund
     Operating Expenses were 0.52% and 1.47%, respectively, of the Fund's average net assets attributable to Class A shares; and
     Utilities Fund's Class A shares' Other Expenses and Total Annual Fund Operating Expenses were 0.41% and 1.41%, respectively, of the Fund's average net assets attributable to Class A shares.
(11) Certain expenses of Investor Class shares of Real Estate Opportunity, Telecommunications, and Utilities Funds were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Real
     Estate Opportunity Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.60% and 1.60%, respectively, of the Fund's average net assets attributable to Investor Class shares; Telecommunications Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.91% and 1.81%, respectively, of the Fund's average net assets attributable to Investor Class shares; and Utilities Fund's Investor Class shares' Other Expenses and Total Annual Fund
     Operating Expenses were 0.30% and 1.30%, respectively, of the Fund's average net assets attributable to Investor Class shares.
(12 )Effective July 1, 2003, the Distribution and Service (12b-1) Fees have been reduced from 0.35% to 0.25%. Total Annual Fund
     Operating Expenses have been restated for the current fiscal year end.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Investor Class, Class A, Class B, Class C, and, if applicable, Class K shares of the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Investor Class, Class A, Class B, Class C, or Class K shares of a Fund for the time periods indicated. Within each Example, there is an assumption that you redeem all of your shares at the end of those periods and that you keep your shares. The Example also assumes that your investment had a hypothetical 5% return each year, and that a Fund's Investor Class, Class A, Class B, Class C, and Class K shares' operating expenses remain the same. Although the actual costs and performance of a Fund's Investor Class, Class A, Class B, Class C, and Class K shares may be higher or lower, based on these assumptions your costs would be:

                                             1 year           3 years          5 years          10 years
ENERGY FUND
     Investor Class                          $172             $  533           $  918           $1,998
     Class A(1)                              $690             $  986           $1,304           $2,200
     Class B - With Redemption(1)            $744             $1,051           $1,485           $2,511(2)
     Class B - Without Redemption            $244             $  751           $1,285           $2,511(2)
     Class C - With Redemption1              $356             $  788           $1,345           $2,866
     Class C - Without Redemption            $256             $  788           $1,345           $2,866
     Class K(3)                              $223             $1,321           $2,411           $5,103

FINANCIAL SERVICES FUND
     Investor Class                          $143             $  443           $  766           $1,680
     Class A(1)                              $695             $1,001           $1,328           $2,252
     Class B - With Redemption(1)            $743             $1,048           $1,480           $2,515(2)
     Class B - Without Redemption            $243             $  748           $1,280           $2,515(2)
     Class C - With Redemption(1)            $348             $  764           $1,306           $2,786
     Class C - Without Redemption            $248             $  764           $1,306           $2,786
     Class K                                 $216             $  667           $1,144           $2,462

GOLD & PRECIOUS METALS FUND
     Investor Class                          $191             $  591           $1,016           $2,201
     Class A(1),(3)                          $751             $1,174           $1,621           $2,856
     Class B - With Redemption(1)            $721             $  982           $1,369           $2,496(2)
     Class B - Without Redemption            $221             $  682           $1,169           $2,496(2)
     Class C - With Redemption(1)            $368             $  823           $1,405           $2,983
     Class C - Without Redemption            $268             $  823           $1,405           $2,983

HEALTH SCIENCES FUND
     Investor Class                          $147             $  456           $  787           $1,724
     Class A(1)                              $730             $1,108           $1,510           $2,630
     Class B - With Redemption(1)            $754             $1,082           $1,535           $2,691(2)
     Class B - Without Redemption            $254             $  782           $1,335           $2,691(2)
     Class C - With Redemption(1),(3)        $378             $  958           $1,663           $3,532
     Class C - Without Redemption(3)         $278             $  958           $1,663           $3,532
     Class K                                 $210             $  649           $1,114           $2,400

LEISURE FUND
     Investor Class                          $153             $  474           $  818           $1,791
     Class A(1)                              $687             $  975           $1,284           $2,158
     Class B - With Redemption(1)            $726             $  997           $1,395           $2,361(2)
     Class B - Without Redemption            $226             $  697           $1,195           $2,361(2)
     Class C - With Redemption(1)            $347             $  761           $1,301           $2,776
     Class C - Without Redemption            $247             $  761           $1,301           $2,776
     Class K(3)                              $223             $  690           $1,184           $2,543

REAL ESTATE OPPORTUNITY FUND
     Investor Class                          $246             $  758           $1,296           $2,766
     Class A(1)                              $709             $1,045           $1,403           $2,407
     Class B - With Redemption(1),(3)        $778             $1,351           $2,043           $3,454(2)
     Class B - Without Redemption(3)         $278             $1,051           $1,843           $3,454(2)
     Class C - With Redemption(1),(3)        $378             $1,053           $1,847           $3,921
     Class C - Without Redemption(3)         $278             $1,053           $1,847           $3,921

TECHNOLOGY FUND
     Investor Class                          $180             $  557           $  959           $2,084
     Class A(1)                              $695             $1,001           $1,328           $2,252
     Class B - With Redemption(1)            $777             $1,150           $1,650           $2,773(2)
     Class B - Without Redemption            $277             $  850           $1,450           $2,773(2)
     Class C - With Redemption(1),(3)        $378             $1,094           $1,928           $4,089
     Class C - Without Redemption(3)         $278             $1,094           $1,928           $4,089
     Class K(3)                              $223             $  748           $1,300           $2,804

TELECOMMUNICATIONS FUND
     Investor Class                          $279             $  856           $1,459           $3,090
     Class A(1)                              $709             $1,045           $1,403           $2,407
     Class B - With Redemption(1),(3)        $778             $2,888           $4,780           $7,273(2)
     Class B - Without Redemption(3)         $278             $2,588           $4,580           $7,273(2)
     Class C - With Redemption(1),(3)        $378             $1,447           $2,598           $5,401
     Class C - Without Redemption(3)         $278             $1,447           $2,598           $5,401
     Class K(3)                              $223             $  913           $1,627           $3,520

UTILITIES FUND
     Investor Class                          $193             $  597           $1,026           $2,222
     Class A(1)                              $708             $1,039           $1,393           $2,387
     Class B - With Redemption(1)            $772             $1,135           $1,625           $2,768(2)
     Class B - Without Redemption            $272             $  835           $1,425           $2,768(2)
     Class C - With Redemption(1),(3)        $378             $1,045           $1,831           $3,889
     Class C - Without Redemption(3)         $278             $1,045           $1,831           $3,889


(1) Based on initial sales charge for Class A shares at the beginning of each period shown and CDSC charges for Class B and C shares based on redemption at the end of each period shown. Please see "How
    To Buy Shares."
(2) Assumes conversion of Class B to Class A at the end of the eighth year. Please see "How To Buy
    Shares."
(3) Class expenses remain the same for each period (except that the Example reflects the contractual expense reimbursements by INVESCO for the one-year period and the first year of the three-, five-, and ten-year periods).

[ARROWS ICON]  INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

[ARROWS ICON]  PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special risk factors discussed below associated with the Funds' policies in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of a Fund's investments. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. Energy, Financial Services, Health Sciences, Leisure, Real Estate Opportunity, Technology, and Utilities Funds may invest up to 25% of their respective assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. Foreign securities risks are potentially greater for Gold & Precious Metals and Telecommunications Funds, since those Funds have the ability to invest more than 25% of their respective assets in the securities of non-U.S. issuers.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events, or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LIQUIDITY RISK

A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

Options and futures are common types of derivatives that a Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. The use of options and futures may increase the performance of the Fund, but also may increase market risk. Other types of derivatives include swaps, caps, floors, and collars.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK

A Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable gain distributions to a Fund's shareholders.

                 ----------------------------------------------

Although each Fund generally invests in equity securities of companies in the economic sector described by its name, the Funds also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of any Fund's principal investment strategy, they may constitute a significant portion of a Fund's portfolio, thereby possibly exposing a Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                       RISKS                    APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS
  (ADRs)
These are securities issued      Market, Information,     All Funds
by U.S. banks that represent     Political, Regulatory,
shares of foreign corpora-       Diplomatic, Liquidity,
tions held by those banks.       and Currency Risks
Although traded in U.S.
securities markets and
valued in U.S. dollars, ADRs
carry most of the risks of
investing directly in
foreign securities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                       RISKS                    APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
FUTURES
A futures contract is an         Market, Liquidity,       Technology
agreement to buy or sell a       and Derivatives Risks    Telecommunications
specific amount of a
financial instrument (such
as an index option) at a
stated price on a stated
date. A Fund may use futures
contracts to pro- vide
liquidity and to hedge
portfolio value.
--------------------------------------------------------------------------------
OPTIONS
The obligation or right to       Information, Liquidity,  Technology
deliver or receive a             and Derivatives Risks    Telecommunications
security or other
instrument, index, or
commodity, or cash payment
depending on the price of
the underlying security or
the performance of an index
or other benchmark. Includes
options on specific
securities and stock
indices, and options on
stock index futures. May be
used in a Fund's portfolio
to provide liquidity and
hedge portfolio value.
--------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS
These may include forward        Counterparty, Currency,  Technology
contracts, swaps, caps,          Liquidity, Market, and   Telecommunications
floors, and collars. They        Regulatory Risks
may be used to try to manage
a Fund's foreign currency
exposure and other
investment risks, which can
cause its net asset value to
rise or fall. A Fund may use
these financial instruments,
commonly known as
"derivatives," to increase
or decrease its exposure to
changing securities prices,
interest rates, currency
exchange rates, or other
factors.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the       Counterparty Risk        All Funds
seller of a security agrees
to buy it back at an
agreed-upon price and time
in the future.
--------------------------------------------------------------------------------

[ARROWS ICON]  TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of a Fund by investing in securities that are highly liquid, such as high-quality money market instruments like shortterm U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of a Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON]  PORTFOLIO TURNOVER

We actively manage and trade the Funds' portfolios. Therefore, some of the Funds may have a higher portfolio turnover rate compared to many other mutual funds. The Funds with higher-than-average portfolio turnover rates for the fiscal year ended March 31, 2003, were:

Energy                             144%
Health Sciences                    179%
Real Estate Opportunity            248%
Technology                         107%(1)
Telecommunications                 137%(1)

(1) The increase in the Funds' portfolio turnover rates was greater than expected during the year due to active trading undertaken in response to market conditions.

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable capital gain distributions to a Fund's shareholders.

[INVESCO ICON]  FUND MANAGEMENT

INVESTMENT ADVISOR

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $318.5 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY M ANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMEICA, AND THE FAR EAST.

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Funds. INVESCO was founded in 1932 and manages over $17 billion for 2,848,927 shareholder accounts in 47 INVESCO mutual funds as of March 31, 2003. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

ADI is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO and ADI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended March 31, 2003.

--------------------------------------------------------------------------------
                                           ADVISORY FEE AS A PERCENTAGE OF
FUND                                  AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
Energy                                                  0.75%
Financial Services                                      0.66%
Gold & Precious Metals                                  0.75%
Health Sciences                                         0.64%
Leisure                                                 0.69%
Real Estate Opportunity                                 0.75%
Technology                                              0.60%
Telecommunications                                      0.65%
Utilities                                               0.75%
--------------------------------------------------------------------------------

[INVESCO ICON]  PORTFOLIO MANAGERS

The following individuals are primarily responsible for the daytoday management of their respective Fund's or Funds' portfolio holdings:

FUND                                             PORTFOLIO MANAGER
Energy                                           John S. Segner
Financial Services                               Joseph W. Skornicka
Gold & Precious Metals                           John S. Segner
Health Sciences                                  Thomas R. Wald
                                                 Andy Summers
Leisure                                          Mark D. Greenberg
Real Estate Opportunity                          Joe V. Rodriguez, Jr.
                                                 Mark Blackburn
                                                 James W. Trowbridge
Technology                                       William R. Keithler
                                                 Chris Dries
Telecommunications                               William R. Keithler
Utilities                                        Jeffrey G. Morris

MARK BLACKBURN, Portfolio Manager, has been responsible for INVESCO Real Estate Opportunity Fund since July 1, 2003. He has been responsible for A I M Real Estate Fund since 2000 and has been associated with the subadvisor and/or its affiliates since 1998. From 1995 to 1997, he was Senior Analyst and Associate Director of Research for Southwest Securities.

CHRIS DRIES is the Assistant Portfolio Manager for the INVESCO Technology Fund. Chris joined INVESCO in 1993, and was promoted to the investment division in 1995. He previously held the position of manager of investment operations for the investment division at INVESCO. Chris received his master's degree in finance from the University of Colorado at Denver and his bachelor's degree in finance from University of Colorado at Boulder.

MARK D. GREENBERG, a senior vice president of INVESCO, is the portfolio manager of Leisure Fund. Before joining INVESCO in 1996, Mark was a vice president and global media and entertainment analyst with Scudder, Stevens & Clark. He is a CFA charterholder. Mark holds a B.S.B.A. from Marquette University.

WILLIAM R. KEITHLER, Director of Sector Management and a senior vice president of INVESCO, is the lead portfolio manager of Technology Fund and heads the Technology Team at INVESCO. Before rejoining INVESCO in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin--Madison and a B.A. from Webster College.

JEFFREY G. MORRIS, a vice president of INVESCO, is the portfolio manager of Utilities Fund. Jeff joined INVESCO in 1991 and is a CFA charterholder. He holds an M.S. in Finance from the University of Colorado--Denver and a B.S. in Business Administration from Colorado State University.

JOE V. RODRIGUEZ, JR., (lead manager), Portfolio Manager, has been responsible for INVESCO Real Estate Opportunity Fund since July 1, 2003. He has been responsible for A I M Real Estate Fund since 1995 and has been associated with the subadvisor and/or its affiliates since 1990.

JOHN S. SEGNER, a senior vice president of INVESCO, is the portfolio manager of Energy and Gold & Precious Metals Funds. Before joining INVESCO in 1997, John was a managing director and principal with The Mitchell Group, Inc. He holds an M.B.A. in Finance from the University of Texas-Austin and a B.S. in Civil Engineering from the University of Alabama.

JOSEPH W. SKORNICKA, a vice president of INVESCO, is the portfolio manager of Financial Services Fund. Before joining INVESCO in 2001, Joe was a senior equity analyst and fund manager with Munder Capital Management and an assistant vice president for Comerica Incorporated. He is a CFA charterholder. Joe holds an M.B.A. from the University of Michigan and a B.A. from Michigan State University.

ANDY SUMMERS is an Assistant Portfolio Manager for all INVESCO Health Sciences portfolios. Andy joined the INVESCO Health Sciences investment team in 1998. He is a CFA charterholder. Prior to joining INVESCO, Andy worked as an analyst for Denver Investment Advisors. He received his master's degree in finance from the University of Wisconsin at Madison in 1998. He received hid bachelor's degree in finance from the University of Wisconsin at Whitewater in 1996.

JAMES W. TROWBRIDGE, Portfolio Manager, has been responsible for INVESCO Real Estate Opportunity Fund since July 1, 2003. He has been responsible for A I M Real Estate Fund since 1995 and has been associated with the subadvisor and/or its affiliates since 1989.

THOMAS R. WALD, a vice president of INVESCO, is the portfolio manager of Health Sciences Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a CFA charterholder. Tom holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

Effective July 1, 2003, Messrs. Blackburn, Rodriguez, and Trowbridge are dual employees of INVESCO Funds Group, Inc. (the "advisor") and INVESCO Institutional (N.A.) Inc. (the "subadvisor").

[INVESCO ICON]  POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Funds offer shareholders the potential to increase the value of their capital over time; Real Estate Opportunity, Telecommunications, and Utilities Funds also offer the opportunity for current income. Like most mutual funds, each Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. While each Fund invests in a single targeted market sector, each seeks to minimize risk by investing in many different companies.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:
o   are willing to grow their capital over the long-term (at least five years)
o can accept the additional risks and volatility associated with sector investing
o understand that shares of a Fund can, and likely will, have daily price fluctuations
o are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Funds if you are:
o primarily seeking current dividend income (although Real Estate Opportunity, Telecommunications, and Utilities Funds do seek to provide income in addition to capital growth)
o unwilling to accept potentially significant changes in the price of Fund shares
o   speculating on short-term fluctuations in the stock markets.

[INVESCO ICON]  SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- - FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time), except that securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by a Fund at the Nasdaq Official Closing Price provided by Nasdaq each business day. Shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Because their expenses vary, NAV is calculated separately for each class.

All purchases, sales, and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you, your financial intermediary, or your plan or program sponsor. Instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO receives instructions from you, your financial intermediary, or your plan or program sponsor after that time, the instructions will be processed at the NAV next calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation's Fund/SERV and Networking facilities must obtain their customers' permission for each transaction, and each financial institution retains responsibility to its customers for any errors or irregularities related to these transactions.

Foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell, or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Funds on that day.

[INVESCO ICON]  HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Funds offer multiple classes of shares. The chart in this section shows several convenient ways to invest in the shares of the Funds if you invest directly through INVESCO. If you invest in a Fund through a financial intermediary, please consult the financial intermediary, or with respect to Class K shares, the plan or program sponsor, for more information on how to purchase shares of a Fund. You may be charged a commission or transaction fee by the financial intermediary or plan or program sponsor for purchases of Fund shares.

With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the total original cost of the shares may be assessed. With respect to redemption of Class C shares held thirteen months or less, a CDSC of 1% of the total original cost of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. In determining whether a CDSC applies to a redemption from a non-qualified plan, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund - Class A, a series of INVESCO Money Market Funds, Inc. You will receive a confirmation of this transaction and may contact INVESCO to exchange into the fund you choose.

A share of each class represents an identical interest in a Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee, if applicable, and the other expenses payable by that class.

INVESCO reserves the right to increase, reduce, or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to a Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans.)

The following chart shows several ways to invest in a Fund if you invest directly through INVESCO.

METHOD                           INVESTMENT MINIMUM       PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                         $1,000 for regular       INVESCO does not
Mail to:                         accounts; $250 for an    accept cash, credit
INVESCO Funds Group, Inc.        IRA; $50 for each        cards, travelers'
P.O. Box 173706                  subsequent investment.   cheques, credit card
Denver, CO 80217-3706.                                    checks, instant loan
You may send your check by                                checks, money orders,
overnight courier to: 4350                                or third party checks
South Monaco Street Denver,                               unless they are from
CO 80237.                                                 another financial
                                                          institution related to
                                                          a retirement plan
                                                          transfer.
--------------------------------------------------------------------------------
BY WIRE                          $1,000 for regular
You may send your payment by     accounts; $250 for an
bank wire (call                  IRA; $50 for each
1-800-525-8085 for               subsequent investment.
instructions).
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH            $1,000 for regular       You must provide your
Call 1-800-525-8085 to           accounts; $250 for an    bank account
request your purchase. Upon      IRA; $50 for each        information to INVESCO
your telephone instructions,     subsequent investment.   prior to using this
INVESCO will move money from                              option.
your designated bank/ credit
union checking or savings
account in order to purchase
shares.
--------------------------------------------------------------------------------
BY INTERNET (INVESTOR CLASS -    $1,000 for regular       You will need a Web
GRANDFATHERED INVESTORS ONLY)    accounts; $250 for an    browser to use this
Go to the INVESCO Web site       IRA; $50 for each        service. Internet
at invescofunds.com.             subsequent investment.   transactions are
                                                          limited to a maximum
                                                          of $25,000.
--------------------------------------------------------------------------------
REGULAR INVESTING WITH EASIVEST  $50 per month for        Like all regular
OR DIRECT PAYROLL PURCHASE       EasiVest; $50 per pay    investment plans,
You may enroll on your fund      period for Direct        neither EasiVest nor
application, or call us for      Payroll Purchase. You    Direct Payroll
a separate form and more         may start or stop your   Purchase ensures a
details. Investing the same      regular investment       profit or protects
amount on a monthly basis        plan at any time, with   against loss in a
allows you to buy more           two weeks' notice to     falling market.
shares when prices are low       INVESCO.                 Because you'll invest
and fewer shares when prices                              continually,
are high. This "dollar cost                               regardless of varying
averaging" may help offset                                price levels, consider
market fluctuations. Over a                               your financial ability
period of time, your average                              to keep buying through
cost per share may be less                                low price levels. And
than the actual average net                               remember that you will
asset value per share.                                    lose money if you
                                                          redeem your shares
                                                          when the market value
                                                          of all your shares is
                                                          less than their cost.
--------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE         $50 for subsequent       You must provide your
WITH ACH                         investments.             bank account
Automated transactions by                                 information to INVESCO
telephone are available for                               prior to using this
subsequent purchases and                                  option. Automated
exchanges 24 hours a day.                                 transactions are
Simply call 1-800-424-8085.                               limited to a maximum
                                                          of $25,000.
--------------------------------------------------------------------------------

METHOD                           INVESTMENT MINIMUM       PLEASE REMEMBER
--------------------------------------------------------------------------------
BY EXCHANGE                      $1,000 for regular       See "Exchange Policy."
Between the same class of        accounts; $250 for an
any two INVESCO funds. Call      IRA; $50 for each
1-800-525-8085 for               subsequent investment.
prospectuses of other
INVESCO funds. Exchanges may
be made by phone or at our
Web site at
invescofunds.com. You may
also establish an automatic
monthly exchange service
between two INVESCO funds;
call us for further details
and the correct form.

GRANDFATHERED INVESTORS. Investor Class shares of a Fund can be purchased only by:
o Persons or entities who had established an account in any of the funds managed and distributed by INVESCO (the "INVESCO Funds") in Investor Class shares prior to April 1, 2002 and have continuously maintained such account in Investor Class shares since April 1, 2002;
o Any person or entity listed in the account registration for any INVESCO Funds account in Investor Class shares that has been established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians, and designated beneficiaries;
o Customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with INVESCO and/or any of the INVESCO Funds' Investor Class shares prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002;
o  Defined benefit, defined contribution, and deferred compensation plans; and
o INVESCO employees, INVESCO Funds directors, AMVESCAP employees, AMVESCAP directors, and their immediate families.

For more detailed information about eligibility, please call 1-800-525-8085. If you hold INVESCO Funds Investor Class shares through a broker/dealer or other financial institution, your eligibility to purchase Investor Class shares may differ depending on that institution's policies.

EXCHANGE POLICY. You may exchange your shares in any of the Funds for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

You will not pay a sales charge when exchanging Class B shares for other Class B shares, Class C shares for other Class C shares, or Class K shares for other Class K shares. If you make an exchange involving Class B, Class C, or Class K shares, the amount of time you held the original shares will be added to the holding period of the Class B, Class C, or Class K shares, respectively, into which you exchanged for the purpose of calculating any CDSC that may be assessed upon a subsequent redemption.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o  You may make up to four exchanges out of each Fund per twelve-month period.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least sixty days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Your financial intermediary can help you decide among the various classes. Please contact your financial intermediary for several convenient ways to invest in a Fund. Class A, B, C, and K shares of the Funds are available primarily through financial intermediaries.

In addition, you should also consider the factors below:

                                    Investor Class       Class A                  Class B          Class C           Class K
                                    --------------       -------                  -------          -------           -------
Initial Sales Charge                None                 5.50%                    None             None              None

CDSC(1)                             None                 1% on certain            1%-5% for        1% for            0.70% on cer-
                                                         purchases held           shares held      shares held       tain purchases
                                                         less than 18 months      less than 6      less than 13      held less than
                                                                                  years            months            12 months

12b-1 Fee                           0.25%                0.35%                    1.00%            1.00%             0.45%

12b-1 Fee (Utilities Fund only)(3)  0.25%                0.25%                    1.00%            1.00%             0.45%

Conversion                          No                   No                       Yes(2)           No                No

Purchase Order Maximum              None                 None                     $250,000         $1,000,000        None

(1) Please see the subsection entitled "Sales Charges" below and the section of the Funds' Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.
(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to
    Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.
(3) Effective July 1, 2003.

INTERNET TRANSACTIONS (INVESTOR CLASS - GRANDFATHERED INVESTORS ONLY). Investors may open new accounts and exchange and redeem Investor Class shares of any INVESCO fund through the INVESCO Web site. To use this service, you will need a web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to use the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account, and any Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a limit of $25,000 on Internet purchase and redemption transactions. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

INVESCO employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption, and other precautions reasonably designed to protect the integrity, confidentiality, and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security number, and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any INVESCO fund will be liable for any loss, liability, cost, or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.

SALES CHARGES (CLASS A, B, C, AND K ONLY)

Sales charges on Class A shares of the Funds are detailed below. As used below, the term "offering price" with respect to Class A shares includes the initial sales charge.

INITIAL SALES CHARGES. Class A shares of the Funds are subject to the following initial sales charges:

                                                      Investor's Sales Charge
Amount of investment                                As a % of         As a % of
in a single transaction                             offering price    investment

Less than                               $25,000         5.50%           5.82%
$25,000               but less than     $50,000         5.25%           5.54%
$50,000               but less than     $100,000        4.75%           4.99%
$100,000              but less than     $250,000        3.75%           3.90%
$250,000              but less than     $500,000        3.00%           3.09%
$500,000              but less than     $1,000,000      2.00%           2.04%
$1,000,000 or more                                      NAV             NAV

CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A AND CLASS K SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. If your holding period is less than eighteen months, the CDSC may be assessed on the amount of the total original cost of the shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account.

CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages. If your holding period is less than six years for Class B shares and thirteen months for Class C shares, the CDSC may be assessed on the amount of the total original cost of the shares.

Year Since
Purchase Made                            Class B                    Class C

First                                    5%                         1%(1)
Second                                   4%                         None
Third                                    3%                         None
Fourth                                   3%                         None
Fifth                                    2%                         None
Sixth                                    1%                         None
Seventh and following                    None(2)                    None

(1) The first year will consist of the first thirteen months.
(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

     REDUCED SALES CHARGES. You may be eligible to buy Class A shares at reduced initial sales charge rates under Right of Accumulation or Letter of Intent under certain circumstances.

          RIGHTS OF ACCUMULATION. You may combine your new purchases of Class A shares with Class A shares that were previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

          LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

     INITIAL SALES CHARGE/CDSC EXCEPTIONS.
     You will not pay initial sales charges:

          o  on shares purchased by reinvesting dividends and distributions;
          o when exchanging shares of the same class among certain INVESCO funds;
          o  when using the reinstatement privilege;
          o when a merger, consolidation, or acquisition of assets of an INVESCO fund occurs; and
          o  upon automatic conversion of Class B to Class A.

     You will not pay a CDSC:

          o  if you purchase less than $1,000,000 of Class A shares;
          o if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;
          o  if you redeem Class B shares you held for more than six years;
          o if you redeem Class C shares you held for more than thirteen months;
          o if you participate in the periodic withdrawal program and withdraw up to 10% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
          o if you redeem shares acquired through reinvestment of dividends and distributions;
          o if you are a qualified plan investing in Class A or Class K shares and elect to forego any dealer concession;
          o  on increases in the net asset value of your shares;
          o  to pay account fees;
          o for IRA distributions due to death or disability or periodic distributions based on life expectancy;
          o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
          o for redemptions following the death of a shareholder or beneficial owner.

There may be other situations when you may be able to purchase or redeem shares at reduced or no sales charges. Consult the Funds' Statement of Additional Information for further details.

DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan and Agreement (commonly known as a "12b-1 Plan") for each class of shares of the Funds. The 12b-1 fees paid by each Fund's classes of shares are used to pay distribution and service fees to ADI for the sale and distribution of the Funds' shares and to pay for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. Because each Fund's shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

Under each Plan, payments are limited to an amount computed at each class's applicable 12b-1 fee. If distribution expenses for a class exceed these computed amounts, ADI pays the difference. Conversely, if distribution fees are less than computed amounts, ADI retains the difference.

[INVESCO ICON]  YOUR ACCOUNT SERVICES

With the exception of householding, the following information pertains only to shareholders who hold their shares directly through INVESCO.

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Funds do not issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You and your financial intermediary or plan or program sponsor may buy, exchange, and sell Fund shares by telephone, unless these privileges are specifically declined when the INVESCO new account Application is filled out.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

HOUSEHOLDING. To save money for the Funds, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON]  HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through INVESCO. If you invest in a Fund through a financial intermediary, please consult the financial intermediary, or with respect to Class K shares, the plan or program sponsor, for information on how to sell shares of a Fund. You may be charged a commission or transaction fee by your financial intermediary or plan or program sponsor for sales of Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption depending on how long you have held your shares.If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the total original cost of the shares may be assessed. With respect to redemption of Class C shares held thirteen months or less, a CDSC of 1% of the total original cost of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. In determining whether a CDSC applies to a redemption from a non-qualified plan, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

If you participate in EasiVest, the Funds' automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Funds' expense structures, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given sixty days to increase the value of your account to $250 or more.

REDEMPTION FEES. Except for any applicable CDSC, we will not charge you any fees to redeem your shares; however, your financial intermediary may charge service fees for handling these transactions.

REINSTATEMENT PRIVILEGE (CLASS A AND CLASS B ONLY). You may, within ninety days after you sell Class A or Class B shares, reinvest all or part of your redemption proceeds in Class A shares of a Fund at net asset value in an identically registered account. You will not pay any sales charges on the amount reinvested. You must notify INVESCO in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per calendar year.

The following chart shows several ways to sell your shares of the Funds if you invest directly through INVESCO.

METHOD                        REDEMPTION MINIMUM       PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                  Any amount.              You must provide an IRA
Call us toll-free at:                                  redemption form to
1-800-525-8085.                                        INVESCO prior to making
                                                       an IRA redemption by
                                                       telephone. INVESCO's
                                                       telephone redemption
                                                       privileges may be
                                                       modified or terminated in
                                                       the future at INVESCO's
                                                       discretion. The maximum
                                                       amount which may be
                                                       redeemed by telephone is
                                                       generally $25,000.
--------------------------------------------------------------------------------
IN WRITING                    Any amount.              The redemption request
Mail your request to:                                  must be signed by all
INVESCO Funds Group, Inc.                              registered account
P.O. Box 173706                                        owners. Payment will be
Denver, CO 80217-3706.                                 mailed to your address as
You may also send your                                 it appears on INVESCO's
request by overnight                                   records, or to a bank
courier to:                                            designated by you in
4350 South Monaco Street                               writing.
Denver, CO 80237.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH         Any amount.              You must provide your
Call 1-800-525-8085 to                                 bank account information
request your redemption.                               or IRA redemption form to
                                                       INVESCO prior to using
                                                       this option. INVESCO will
                                                       automatically pay the
                                                       proceeds into your
                                                       designated bank account.
--------------------------------------------------------------------------------
BY INTERNET (INVESTOR         Any amount. IRA          You will need a Web
CLASS - GRANDFATHERED         redemptions are not      browser to use this
INVESTORS ONLY)               permitted via the        service. Internet
Go to the INVESCO Web site    internet.                transactions are limited
at invescofunds.com.                                   to a maximum of $25,000.
                                                       INVESCO will
                                                       automatically pay the
                                                       proceeds into your
                                                       designated bank account.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE      $50.                     Be sure to write down the
WITH ACH (INVESTOR CLASS -                             confirmation number
GRANDFATHERED INVESTORS                                provided to you. You must
ONLY)                                                  provide your bank account
Automated transactions by                              information to INVESCO
telephone are available                                prior to using this
for redemptions and                                    option.
exchanges 24 hours a day.
Simply call 1-800-424-8085.
--------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN      $100 per payment on a    You must have at least
You may call us to request    monthly or quarterly     $10,000 total invested
the appropriate form and      basis. The redemption    with the INVESCO funds
more information at           check may be made        with at least $5,000 of
1-800-525-8085.               payable to any party     that total invested in
                              you designate.           the fund from which
                                                       withdrawals will be made.
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY        Any amount.              All registered account
Mail your request to:                                  owners must sign the
INVESCO Funds Group, Inc.                              request, with signature
P.O. Box 173706                                        guarantees from an
Denver, CO 80217-3706.                                 eligible guarantor
                                                       financial institution,
                                                       such as a commercial bank
                                                       or a recognized national
                                                       or regional securities
                                                       firm.

[GRAPH ICON]  TAXES

Everyone's tax status is unique. We manage the Funds in an effort to provide maximum total returns to all shareholders of the Funds. INVESCO generally focuses on pre-tax results and ordinarily does not manage a Fund to minimize taxes. We may, nevertheless, take advantage of opportunities to mitigate taxes through management of capital gains and losses. We encourage you to consult your own tax adviser on the tax impact to you of investing directly or indirectly in the Funds.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Each Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of a Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and each Fund's qualification as a regulated investment company, it is anticipated that none of the Funds will pay any federal income or excise taxes. Instead, each Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.


However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by a Fund in your taxable income for federal, state, and local income tax purposes. You also may realize capital gains or losses when you sell shares of a Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Funds, a backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held through a financial intermediary, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON]  DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Funds earn ordinary or investment income from dividends and interest on their investments. Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure, Technology, and Telecommunications Funds expect to distribute their respective investment income, less Fund expenses, to shareholders annually. Real Estate Opportunity and Utilities Funds expect to make such distributions quarterly. All Funds can make distributions at other times, if they choose to do so. Please note that classes with higher expenses are expected to have lower dividends.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT OR TAX-DEFERRED ACCOUNTS).

Each Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), a Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November or December. Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long a Fund has held the underlying investment. Short-term capital gains, which are derived from the sale of assets held one year or less, are taxed as ordinary income. Long-term capital gains, which are derived from the sale of assets held for more than one year, are taxed at up to the maximum capital gains rate, currently 20% for individuals.

A Fund's daily NAV reflects all realized capital gains that have not yet been distributed to shareholders. Therefore, a Fund's NAV will drop by the amount of a distribution, net of market fluctuations, on the day the distribution is declared. If you buy shares of a Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares of a Fund at a loss for tax purposes and then replace those shares with a substantially identical investment either thirty days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by each Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the various classes of each Fund for the past five years (or, if shorter, the period of the class's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Sector Funds, Inc.'s 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.

                                                                                            PERIOD ENDED
                                                            YEAR ENDED MARCH 31               MARCH 31       YEAR ENDED OCTOBER 31
                                          ------------------------------------------------------------------------------------------
                                                     2003          2002          2001          2000(a)          1999          1998
ENERGY FUND--
  INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period           $    19.26    $    19.73    $    17.40    $    13.68       $    11.30    $    19.38
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                (0.10)        (0.07)        (0.08)        (0.00)           (0.00)         0.00
Net Investment Income(Loss)(c)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                    (2.35)        (0.40)         3.84          3.72             2.39         (5.04)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    (2.45)        (0.47)         3.76          3.72             2.39         (5.04)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                     0.00          0.00          1.43          0.00             0.01          3.04
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                 $    16.81    $    19.26    $    19.73    $    17.40       $    13.68    $    11.30
====================================================================================================================================

TOTAL RETURN                                       (12.72%)       (2.38%)       23.09%        27.19%(d)        21.19%       (28.51%)

RATIOS
Net Assets--End of Period  ($000 Omitted)      $  231,023    $  358,439    $  445,845    $  221,432       $  196,136    $  137,455
Ratio of Expenses to Average Net Assets(e)           1.69%         1.53%         1.41%         1.60%(f)         1.68%         1.58%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                (0.57%)       (0.34%)       (0.35%)       (0.26%)(f)       (0.05%)        0.01%
Portfolio Turnover Rate                               144%          144%          166%          109%(d)          279%          192%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003, 2002 and 2001.
(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the period ended March 31, 2000 and the years ended October 31, 1999 and 1998.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(f) Annualized

                                                                                             CLASS A                       CLASS B
                                                                                            YEAR ENDED                    YEAR ENDED
                                                                                             MARCH 31                      MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
ENERGY FUND--CLASS A & CLASS B                                                                 2003(a)                      2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                      $   19.26                     $   19.26
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                                          (0.05)                        (0.17)
Net Investment Loss
Net Losses on Securities (Both Realized and Unrealized)                                       (2.36)                        (2.38)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                              (2.41)                        (2.55)
====================================================================================================================================
Net Asset Value--End of Period                                                            $   16.85                     $   16.71
====================================================================================================================================

TOTAL RETURN(c)

RATIOS                                                                                       (12.51%)                      (13.24%)
Net Assets--End of Period  ($000 Omitted)                                                 $   9,131                     $   1,502
Ratio of Expenses to Average Net Assets(d)(e)                                                  1.46%                         2.33%
Ratio of Net Investment Loss to Average Net Assets(e)                                         (0.33%)                       (1.16%)
Portfolio Turnover Rate                                                                         144%                          144%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charge for Class A or CDSC for Class B is not included in the Total Return Calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of Class B were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 2.41% and ratio of net investment loss to average net assets would have been (1.24%).

                                                                                                                 PERIOD ENDED
                                                                               YEAR ENDED MARCH 31                 MARCH 31
                                                                     ---------------------------------------------------------------
                                                                                2003          2002           2001          2000(a)
ENERGY FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                      $    18.98    $    19.58     $    17.39    $    14.35
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                            (0.11)        (0.07)         (0.05)        (0.01)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)             (2.42)        (0.53)          3.67          3.05
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                               (2.53)        (0.60)          3.62          3.04
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                                0.00          0.00           1.43          0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                            $    16.45    $    18.98     $    19.58    $    17.39
====================================================================================================================================

TOTAL RETURN(c)                                                               (13.33%)       (3.06%)        22.35%        21.11%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                                  $    9,566    $   12,324     $    8,704    $       16
Ratio of Expenses to Average Net Assets(e)(f)                                   2.33%         2.27%          2.05%         2.05%(g)
Ratio of Net Investment Loss to Average Net Assets(f)                          (1.22%)       (1.08%)        (1.10%)       (1.11%)(g)
Portfolio Turnover Rate                                                          144%          144%           166%          109%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.53% and ratio of net investment loss to average net assets would have been (1.42%).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                                                      PERIOD ENDED
                                                                                   YEAR ENDED MARCH 31                  MARCH 31
                                                                            --------------------------------------------------------
                                                                                    2003              2002                 2001(a)
ENERGY FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                                             $ 17.98           $ 19.62              $ 16.76
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                                (0.14)            (0.05)               (0.15)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)                 (2.29)            (1.59)                3.01
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                   (2.43)            (1.64)                2.86
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                   $ 15.55           $ 17.98              $ 19.62
====================================================================================================================================

TOTAL RETURN                                                                      (13.52%)           (8.36%)              17.06%(c)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                        $   289           $    37              $     1
Ratio of Expenses to Average Net Assets(d)(e)                                       2.07%            11.62%                3.11%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                              (0.90%)          (10.45%)              (2.34%)(f)
Portfolio Turnover Rate                                                              144%              144%                 166%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2003.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 5.36% and ratio of net investment loss to average net assets would have been (4.19%).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                                                              PERIOD ENDED
                                                               YEAR ENDED MARCH 31             MARCH 31       YEAR ENDED OCTOBER 31
                                                 -----------------------------------------------------------------------------------
                                                      2003            2002         2001         2000(a)         1999         1998
FINANCIAL SERVICES  FUND--INVESTOR  CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period           $    28.22   $     28.88    $     27.13   $     29.73      $     28.45   $     29.14
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                    0.10          0.07           0.10          0.03             0.08          0.25
Net Investment Income
Net Gains or (Losses) on Securities (Both
  Realized and Unrealized)                          (6.42)         0.94           2.97          0.05             3.52          3.01
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    (6.32)         1.01           3.07          0.08             3.60          3.26
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                     0.13          1.67           1.32          2.68             2.32          3.95
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                 $    21.77   $     28.22    $     28.88   $     27.13      $     29.73   $     28.45
====================================================================================================================================

TOTAL RETURN                                       (22.39%)        3.82%         11.25%         0.60%(b)        13.52%        11.76%

RATIOS
Net Assets--End of Period ($000 Omitted)       $  734,440   $ 1,234,230    $ 1,368,583   $ 1,133,350      $ 1,242,555   $ 1,417,655
Ratio of Expenses to Average Net Assets(c)           1.40%         1.27%          1.25%         1.29%(d)         1.26%         1.05%
Ratio of Net Investment Income to
  Average Net Assets                                 0.38%         0.24%          0.36%         0.25%(d)         0.25%         0.85%
Portfolio Turnover Rate                                60%           81%            99%           38%(b)           83%           52%

(a) From November 1, 1999 to March 31, 2000.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(d) Annualized

                                                                                               CLASS A                    CLASS B

                                                                                              YEAR ENDED                 YEAR ENDED
                                                                                               MARCH 31                   MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND--CLASS A & CLASS B                                                      2003(a)                      2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                       $   28.22                    $   28.22
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                                                               0.06                        (0.03)
Net Investment Income (Loss)
Net Losses on Securities (Both Realized and Unrealized)                                        (6.37)                       (6.30)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                               (6.31)                       (6.33)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                                                0.23                         0.15
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                             $   21.68                    $   21.74
====================================================================================================================================

TOTAL RETURN(b)                                                                               (22.36%)                     (22.48%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                                  $   5,311                    $     990
Ratio of Expenses to Average Net Assets(c)(d)                                                   1.38%                        2.09%
Ratio of Net Investment Income (Loss) to  Average Net Assets(d)                                 0.49%                       (0.20%)
Portfolio Turnover Rate                                                                           60%                          60%

(a) Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(c) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of each Class were absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.51% for Class A and 2.40% for Class B and ratio of net investment income (loss) to average net assets would have been 0.36% for Class A and (0.51%) for Class B.

                                                                                                                            PERIOD
                                                                                                                             ENDED
                                                                                      YEAR ENDED MARCH 31                 MARCH 31
                                                                       -------------------------------------------------------------
                                                                            2003            2002            2001            2000(a)
FINANCIAL SERVICES FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                  $    27.89      $    28.72      $    27.06      $    23.66
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                       (0.25)          (0.10)          (0.09)           0.00
Net Investment Income (Loss)(c)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)         (6.22)           0.87            3.05            3.48
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           (6.47)           0.77            2.96            3.48
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                            0.04            1.60            1.30            0.08
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                        $    21.38      $    27.89      $    28.72      $    27.06
====================================================================================================================================

TOTAL RETURN(d)                                                           (23.22%)          2.98%          10.87%          14.72%(e)

RATIOS
Net Assets--End of Period ($000 Omitted)                              $   10,026      $   16,880      $   12,221      $      138
Ratio of Expenses to Average Net Assets(f)                                  2.45%           2.07%           1.85%           1.63%(g)
Ratio of Net Investment Income (Loss) to Average Net Assets                (0.68%)         (0.57%)         (0.31%)          0.39%(g)
Portfolio Turnover Rate                                                       60%             81%             99%             38%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Income aggregated less than $0.01 on a per share basis for the period ended March 31, 2000.
(d) The applicable CDSC is not included in the Total Return Calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                                                    PERIOD ENDED
                                                                                     YEAR ENDED MARCH 31              MARCH 31
                                                                              ------------------------------------------------------
                                                                                   2003                2002              2001(a)
FINANCIAL SERVICES FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                                          $   27.69           $   28.67           $   29.35
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                               0.15               (0.03)              (0.17)
Net Investment Income (Loss)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)                (6.14)               0.90               (0.38)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                  (6.26)               0.87               (0.55)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                                   0.16                1.85                0.13
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                $   21.27           $   27.69           $   28.67
====================================================================================================================================

TOTAL RETURN                                                                     (22.62%)              3.38%              (1.97%)(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                                      $   1,348           $   1,033           $       1
Ratio of Expenses to Average Net Assets(d)(e)                                      1.78%               1.63%               3.35%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                              0.18%              (0.12%)             (1.80%)(f)
Portfolio Turnover Rate                                                              60%                 81%                 99%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.13% and ratio of net investment loss to average net assets would have been (0.17%).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                                                            PERIOD ENDED
                                                         YEAR ENDED MARCH 31                  MARCH 31        YEAR ENDED OCTOBER 31
                                               -------------------------------------------------------------------------------------
                                                    2003          2002           2001          2000(a)          1999          1998
GOLD & PRECIOUS METALS
  FUND--INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period         $      2.29   $      1.43    $      1.60   $      1.83      $      1.90   $      3.21
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT                             (0.02)        (0.01)         (0.01)        (0.01)           (0.03)         0.01
  OPERATIONS(b)
Net Investment Income (Loss)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                   (0.13)         0.87          (0.12)        (0.22)           (0.04)        (1.29)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    0.11          0.86          (0.13)        (0.23)           (0.07)        (1.28)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                    0.00          0.00           0.04          0.00             0.00          0.03
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period               $      2.40   $      2.29    $      1.43   $      1.60      $      1.83   $      1.90
====================================================================================================================================

TOTAL RETURN                                        4.80%        60.14%         (8.38%)      (12.58%)(c)       (3.68%)      (39.98%)

RATIOS
Net Assets--End of Period ($000 Omitted)     $    98,388   $   104,831    $    64,429   $    81,470      $    99,753   $   107,249
Ratio of Expenses to Average Net Assets(d)          1.88%         2.10%          2.34%         2.08%(e)         2.20%         1.90%
Ratio of Net Investment
  Loss to Average Net Assets                       (0.79%)       (0.80%)        (0.99%)       (0.76%)(e)       (1.60%)       (0.93%)
Portfolio Turnover Rate                               84%           46%            90%           37%(c)          141%          133%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003 and 2001 and October 31, 1999.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(e) Annualized

                                                                                          CLASS A                         CLASS B

                                                                                         YEAR ENDED                      YEAR ENDED
                                                                                          MARCH 31                        MARCH 31
                                                                                  --------------------------------------------------
GOLD & PRECIOUS METALS FUND--CLASS A & CLASS B                                              2003(a)                         2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                   $    2.29                       $    2.29
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                                       (0.02)                          (0.02)
Net Investment Loss
Net Gains on Securities (Both Realized and Unrealized)                                      0.12                            0.12
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                            0.10                            0.10
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                         $    2.39                       $    2.39
====================================================================================================================================

TOTAL RETURN(c)                                                                             4.37%                           4.37%

RATIOS
Net Assets--End of Period  ($000 Omitted)                                              $   1,514                       $   2,315
Ratio of Expenses to Average Net Assets(d)(e)                                               2.09%                           2.18%
Ratio of Net Investment Loss to  Average Net Assets(e)                                     (1.09%)                         (1.12%)
Portfolio Turnover Rate                                                                       84%                             84%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of Class A were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class A, ratio of expenses to average net assets would have been 2.11% and ratio of net investment loss to average net assets would have been (1.11%).

                                                                                                                       PERIOD ENDED
                                                                                         YEAR ENDED MARCH 31             MARCH 31
                                                                           ---------------------------------------------------------
                                                                                2003            2002          2001         2000(a)
GOLD & PRECIOUS METALS FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                       $    2.42       $    1.53     $    1.60    $    1.75
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                           (0.00)          (0.07)        (0.01)       (0.00)
Net Investment Loss(c)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)             (0.10)           0.96         (0.02)       (0.15)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                0.10            0.89         (0.03)       (0.15)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                                0.00            0.00          0.04         0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                             $    2.52       $    2.42     $    1.53    $    1.60
====================================================================================================================================

TOTAL RETURN(d)                                                                 4.13%          58.17%        (1.95%)  ( 8.57%)(e)

RATIOS
Net Assets--End of Period ($000 Omitted)                                   $   2,459       $     515     $      57    $       1
Ratio of Expenses to Average Net Assets(f)                                      2.65%           3.33%         3.38%        3.54%(g)
Ratio of Net Investment Loss to Average Net Assets                             (1.60%)         (1.67%)       (1.41%)      (0.82%)(g)
Portfolio Turnover Rate                                                           84%             46%           90%          37%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended March 31, 2003 and the period ended March
    31, 2000.
(d) The applicable CDSC is not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                            PERIOD ENDED
                                                          YEAR ENDED MARCH 31                 MARCH 31         YEAR ENDED OCTOBER 31
                                            ----------------------------------------------------------------------------------------
                                                 2003          2002             2001           2000(a)           1999          1998
HEALTH SCIENCES FUND--
  INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period        $   47.56   $     45.78      $     55.52    $     58.39       $     62.12   $     57.50
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS(b)
Net Investment Income (Loss)                    (0.28)        (0.38)           (0.12)         (0.06)             0.14          0.13
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                (8.75)         2.18            (0.51)          3.53              5.02         13.55
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (9.03)         1.80            (0.63)          3.47              5.16         13.68
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                 0.00          0.02(c)          9.11           6.34              8.89          9.06
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period              $   38.53   $     47.56      $     45.78    $     55.52       $     58.39   $     62.12
====================================================================================================================================

TOTAL RETURN                                   (18.99%)        3.95%           (4.12%)         6.30%(d)          8.44%        28.58%

RATIOS
Net Assets--End of Period ($000 Omitted)    $ 954,765   $ 1,475,313      $ 1,580,378    $ 1,622,624       $ 1,574,020   $ 1,328,196
Ratio of Expenses to Average Net Assets(e)       1.44%         1.31%            1.23%          1.18%(f)          1.22%         1.12%
Ratio of Net Investment Income
   (Loss) to Average Net Assets                 (0.68%)       (0.75%)          (0.20%)        (0.22%)(f)         0.07%         0.25%
Portfolio Turnover Rate                           179%          160%             177%           107%(d)           127%           92%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003, 2002 and 2001 and the period ended March 31, 2000.
(c) Distribution was a tax return of capital.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(f) Annualized

                                                                                              CLASS A                      CLASS B

                                                                                             YEAR ENDED                   YEAR ENDED
                                                                                              MARCH 31                     MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND--CLASS A & CLASS B                                                        2003(a)                       2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                      $   47.56                     $   47.56
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                                          (0.22)                        (0.44)
Net Investment Loss
Net Losses on Securities (Both Realized and Unrealized)                                       (8.78)                        (8.78)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                              (9.00)                        (9.22)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                            $   38.56                     $   38.34
====================================================================================================================================

TOTAL RETURN(c)                                                                              (18.92%)                      (19.39)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                                 $   3,731                     $     621
Ratio of Expenses to Average Net Assets(d)(e)                                                  1.41%                         2.06%
Ratio of Net Investment Loss to Average Net Assets(e)                                         (0.69%)                       (1.22%)
Portfolio Turnover Rate                                                                         179%                          179%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the the Total Return calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.88% for Class A and 2.51% for Class B and ratio of net investment loss to average net assets would have been (1.16%) for Class A and (1.67%) for Class B.

                                                                                                                      PERIOD ENDED
                                                                                YEAR ENDED MARCH 31                     MARCH 31
                                                                  ------------------------------------------------------------------
                                                                       2003            2002               2001             2000(a)
HEALTH SCIENCES FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                $    46.68     $    45.40        $    55.50      $    62.05
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                     (1.20)         (0.35)            (0.05)          (0.03)
Net Investment Loss
Net Gains or (Losses) on Securities (Both Realized and Unrealized)       (8.21)          1.65             (0.94)          (6.52)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                         (9.41)          1.30             (0.99)          (6.55)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                         (0.00)          0.02(c)           9.11            0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                      $    37.27     $    46.68        $    45.40      $    55.50
====================================================================================================================================

TOTAL RETURN(d)                                                         (20.16%)         2.85%            (4.79%)        (10.56%)(e)

RATIOS
Net Assets--End of Period  ($000 Omitted)                           $    5,846     $   15,892        $   10,767      $      470
Ratio of Expenses to Average Net Assets(f)(g)                             2.81%          2.26%             2.03%           1.65%(h)
Ratio of Net Investment Loss to Average Net Assets(g)                    (2.04%)        (1.70%)           (1.08%)         (0.54%)(h)
Portfolio Turnover Rate                                                    179%           160%              177%            107%(i)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) Distribution was a tax return of capital.
(d) The applicable CDSC is not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, less expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.27% and ratio of net investment loss to average net assets would have been (2.50%).
(h) Annualized
(i) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                                                        PERIOD ENDED
                                                                                  YEAR ENDED MARCH 31                     MARCH 31
                                                                         -----------------------------------------------------------
                                                                               2003                 2002                   2001(a)
HEALTH SCIENCES FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                                      $   46.98            $   45.43              $   55.84
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                          (0.23)               (0.48)                 (0.22)
Net Investment Loss
Net Gains or (Losses) on Securities (Both Realized and Unrealized)            (8.94)                2.05                 (10.19)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                              (9.17)                1.57                 (10.41)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                               0.00                 0.02(c)                0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                            $   37.81            $   46.98              $   45.43
====================================================================================================================================

TOTAL RETURN                                                                 (19.50%)               3.42%                (18.64%)(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                                  $   1,990            $   2,405              $       1
Ratio of Expenses to Average Net Assets(e)                                     2.07%                1.71%                  3.62%(f)
Ratio of Net Investment Loss to Average Net Assets                            (1.29%)              (1.09%)                (2.75%)(f)
Portfolio Turnover Rate                                                         179%                 160%                   177%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Distribution was a tax return of capital.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                                                            PERIOD ENDED
                                                            YEAR ENDED MARCH 31               MARCH 31         YEAR ENDED OCTOBER 31
                                               -------------------------------------------------------------------------------------
                                                     2003          2002          2001          2000(a)          1999          1998
LEISURE FUND--INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period           $    38.95    $    37.13    $    47.12    $    43.21       $    27.92    $    27.21
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT                              (0.23)        (0.03)        (0.00)        (0.13)           (0.00)        (0.00)
  OPERATIONS(b)
Net Investment Loss(c)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                    (7.89)         2.21         (3.05)         7.27            17.20          3.69
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    (8.12)         2.18         (3.05)         7.14            17.20          3.69
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                     0.00          0.36          6.94          3.23             1.91          2.98
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                 $    30.83    $    38.95    $    37.13    $    47.12       $    43.21    $    27.92
====================================================================================================================================

TOTAL RETURN                                       (20.87%)        6.01%        (5.50%)       17.34%(d)        65.13%        15.16%

RATIOS
Net Assets--End of Period ($000 Omitted)       $  536,108    $  799,465    $  607,428    $  549,523       $  443,348    $  228,681
Ratio of Expenses to Average Net Assets(e)           1.50%         1.40%         1.36%         1.28%(f)         1.44%         1.41%
Ratio of Net Investment Loss
  to Average Net Assets                             (0.69%)       (0.64%)       (0.51%)       (0.65%)(f)       (0.68%)       (0.09%)
Portfolio Turnover Rate                                20%           27%           28%           23%(d)           35%           31%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2003 and the period ended March 31,
    2000.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended March 31, 2001 and the years ended
    October 31, 1999 and 1998.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(f) Annualized

                                                                                          CLASS A                          CLASS B

                                                                                         YEAR ENDED                       YEAR ENDED
                                                                                          MARCH 31                         MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
LEISURE FUND--CLASS A & CLASS B                                                             2003(a)                          2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                  $    38.96                       $    38.96
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                                       (0.17)                           (0.38)
Net Investment Loss
Net Losses on Securities (Both Realized and Unrealized)                                    (7.91)                           (7.93)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                           (8.08)                           (8.31)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                        $    30.88                       $    30.65
====================================================================================================================================

TOTAL RETURN(c)                                                                           (20.74%)                         (21.33%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                             $   27,175                       $    8,268
Ratio of Expenses to Average Net Assets(d)(e)                                               1.42%                            2.14%
Ratio of Net Investment Loss to  Average Net Assets(e)                                     (0.56%)                          (1.29%)
Portfolio Turnover Rate                                                                       20%                              20%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return Calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expenses offset arrangements (which may include custodian fees).
(e) Various expenses of Class B were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 2.23% and ratio of net investment loss to average net assets would have been (1.38%).

                                                                                                                        PERIOD ENDED
                                                                                    YEAR ENDED MARCH 31                   MARCH 31
                                                                       -------------------------------------------------------------
                                                                             2003           2002           2001            2000(a)
LEISURE FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                   $    38.29     $    36.80     $    47.09      $    45.51
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                        (0.18)         (0.17)         (0.13)          (0.02)
Net Investment Loss
Net Gains or (Losses) on Securities (Both Realized and Unrealized)          (8.11)          2.02          (3.22)           1.60
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                            (8.29)          1.85          (3.35)           1.58
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                             0.00           0.36           6.94            0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                         $    30.00     $    38.29     $    36.80      $    47.09
====================================================================================================================================

TOTAL RETURN(c)                                                            (21.65%)         5.10%         (6.18%)          3.47%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                               $   17,768     $   16,307     $    5,388      $       84
Ratio of Expenses to Average Net Assets(e)                                   2.44%          2.26%          2.08%           1.71%(f)
Ratio of Net Investment Loss to Average Net Assets                          (1.62%)        (1.48%)        (1.08%)         (0.42%)(f)
Portfolio Turnover Rate                                                        20%            27%            28%             23%(g)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                          YEAR ENDED                   PERIOD ENDED
                                                                                           MARCH 31                      MARCH 31
                                                                                       ---------------------------------------------
                                                                                             2003                          2002(a)
LEISURE FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                                                   $    38.98                    $    36.11
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                                        (0.06)                        (0.09)
Net Investment Loss
Net Gains or (Losses) on Securities (Both Realized and Unrealized)                          (8.18)                         2.96
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                            (8.24)                         2.87
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                         $    30.74                    $    38.98
====================================================================================================================================

TOTAL RETURN                                                                               (21.14%)                        7.95%(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                                               $   67,465                    $   62,226
Ratio of Expenses to Average Net Assets(d)(e)                                                1.87%                         1.23%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                                       (1.05%)                       (0.48%)(f)
Portfolio Turnover Rate                                                                        20%                           27%(g)

(a) From December 17, 2001, inception of Class, to March 31, 2002.
(b) The per share information was computed based on average shares for the period ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.21% and ratio of net investment loss to average net assets would have been (1.39%).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2002.

                                                                                            PERIOD ENDED
                                                                 YEAR ENDED MARCH 31          MARCH 31          YEAR ENDED JULY 31
                                                        ----------------------------------------------------------------------------
                                                             2003       2002      2001         2000(a)          1999          1998
REAL ESTATE OPPORTUNITY FUND--
  INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period                     $   7.89   $   7.12  $   6.63     $   6.90         $   9.15      $  10.99
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                        0.28       0.24      0.26         0.27             0.33          0.38
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                            (0.37)      0.78      0.48        (0.28)           (1.56)        (0.96)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT  OPERATIONS                           (0.09)      1.02      0.74        (0.01)           (1.23)        (0.58)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                             0.27       0.25      0.25         0.26             1.02          1.26
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                           $   7.53   $   7.89  $   7.12     $   6.63         $   6.90      $   9.15
====================================================================================================================================

TOTAL RETURN                                                (1.12%)    14.67%    11.05%       (0.03%)(b)      (13.29%)       (6.49%)

RATIOS
Net Assets--End of Period ($000 Omitted)                 $ 20,313   $ 20,345  $ 28,546     $ 20,046         $ 17,406      $ 23,548
Ratio of Expenses to Average Net Assets(c)(d)                1.60%      1.61%     1.60%        1.34%(e)         1.34%         1.22%
Ratio of Net Investment Income to Average Net Assets(d)      3.92%      3.58%     3.52%        5.54%(e)         4.23%         3.53%
Portfolio Turnover Rate                                       248%       196%      338%(f)      272%(b)(f)       697%(f)       258%

(a) From August 1, 1999 to March 31, 2000.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended March 31, 2003, 2002, and 2001, the period ended March 31, 2000 and the years ended July 31, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.43%, 2.25%, 2.03%, 2.73% (annualized), 2.76%, and 1.97%, respectively, and ratio of net investment income to average net assets would have been 3.09%, 2.94%, 3.09%, 4.15% (annualized), 2.81%, and
    2.78%, respectively.
(e) Annualized
(f) Portfolio Turnover was greater than expected during the year due to active trading undertaken in response to market conditions.

                                                                                               CLASS A                     CLASS B

                                                                                              YEAR ENDED                  YEAR ENDED
                                                                                               MARCH 31                    MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE OPPORTUNITY FUND--CLASS A & CLASS B                                                 2003(a)                      2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                       $    7.89                    $    7.89
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                                                               0.28                         0.21
Net Investment Income
Net Losses on Securities (Both Realized and Unrealized)                                        (0.39)                       (0.36)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                               (0.11)                       (0.15)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                                                0.34                         0.32
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                             $    7.44                    $    7.42
====================================================================================================================================

TOTAL RETURN(b)                                                                                (1.45%)                      (1.94%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                                  $   2,409                    $     133
Ratio of Expenses to Average Net Assets(c)(d)                                                   1.66%                        2.36%
Ratio of Net Investment Income to Average Net Assets(d)                                         4.57%                        3.49%
Portfolio Turnover Rate                                                                          248%                         248%

(a) Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(c) Ratio is based on Total Expenses of the Class, less expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of Class B were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expense had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 3.73% and ratio of net investment income to average net assets would have been 2.12%.

                                                                                                                    PERIOD ENDED
                                                                                      YEAR ENDED MARCH 31               MARCH 31
                                                                           ---------------------------------------------------------
                                                                                2003         2002        2001            2000(a)
REAL ESTATE OPPORTUNITY FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                       $    7.95    $    7.10   $    6.62       $    6.58
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                                               0.14         0.14        0.20            0.08
Net Investment Income
Net Gains or (Losses) on Securities (Both Realized and Unrealized)             (0.28)        0.82        0.48            0.06
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                               (0.14)        0.96        0.68            0.14
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                                0.08         0.11        0.20            0.10
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                             $    7.73    $    7.95   $    7.10       $    6.62
====================================================================================================================================

TOTAL RETURN(b)                                                                (1.81%)      13.69%      10.20%           2.10%(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                                   $     838    $     484   $   1,336       $     143
Ratio of Expenses to Average Net Assets(d)(e)                                   2.35%        2.37%       2.26%           1.77%(f)
Ratio of Net Investment Income to Average Net Assets(e)                         3.25%        2.72%       2.90%          19.13%(f)
Portfolio Turnover Rate                                                          248%         196%        338%(g)         272%(g)(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The applicable CDSC is not included in the Total Return Calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended March 31, 2003, 2002, and 2001 and the period ended March 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.74%, 2.72%, 2.26%, and 2.04% (annualized), respectively, and ratio of net investment income to average net assets would have been 1.86%, 2.37%, 2.90%, and 18.86% (annualized), respectively.
(f) Annualized
(g) Portfolio Turnover was greater than expected during the year due to active trading undertaken in response to market conditions.
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from August 1, 1999 to March 31, 2000.

                                                                                            PERIOD ENDED
                                                          YEAR ENDED MARCH 31                 MARCH 31         YEAR ENDED OCTOBER 31
                                             ---------------------------------------------------------------------------------------
                                                   2003          2002          2001            2000(a)          1999          1998
TECHNOLOGY FUND--
   INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period          $   30.41   $     35.60   $    101.92     $     58.17      $     28.07   $     35.97
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT                            (0.41)        (0.08)        (0.10)          (0.03)           (0.07)        (0.00)
   OPERATIONS
Net Investment Loss(b)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                 (13.37)        (5.11)       (63.58)          47.69            30.17         (1.45)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 (13.51)        (5.19)       (63.68)          47.66            30.10         (1.45)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                   0.00          0.00          2.64            3.91             0.00          6.45
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                $   16.90   $     30.41   $     35.60     $    101.92      $     58.17   $     28.07
====================================================================================================================================

TOTAL RETURN                                     (44.43%       (14.58%)      (63.54%)         85.87%(c)       107.23%        (2.47%)

RATIOS
Net Assets--End of Period ($000 Omitted)      $ 853,530   $ 1,865,251   $ 2,181,879     $ 5,034,087      $ 2,081,613   $ 1,008,771
Ratio of Expenses to Average Net Assets(d)         1.77%         1.37%         0.98%           0.88%(e)         1.20%         1.17%
Ratio of Net Investment Loss
   to Average Net Assets                          (1.46%        (1.08%)       (0.47%)         (0.48%)(e)       (0.79%)       (0.49%)
Portfolio Turnover Rate                             107%           79%           85%             28%(c)          143%          178%

(a) From November 1, 1999 to March 31, 2000.
(b) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended October 31, 1998.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(e) Annualized

                                                                                          CLASS A                          CLASS B

                                                                                         YEAR ENDED                       YEAR ENDED
                                                                                           MARCH 31                        MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND--CLASS A & CLASS B                                                           2003(a)                         2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                    $   30.41                       $   30.41
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                                        (0.20)                          (0.27)
Net Investment Loss
Net Losses on Securities (Both Realized and Unrealized)                                    (13.23)                         (13.30)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                           (13.43)                         (13.57)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                          $   16.98                       $   16.84
====================================================================================================================================

TOTAL RETURN(c)                                                                            (44.16%)                        (44.62%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                               $   4,460                       $     532
Ratio of Expenses to Average Net Assets(d)(e)                                                1.47%                           2.15%
Ratio of Net Investment Loss to  Average Net Assets(e)                                      (1.12%)                         (1.71%)
Portfolio Turnover Rate                                                                       107%                            107%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of each Class, less Expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.51% for Class A and 2.74% for Class B and ratio of net investment loss to average net assets would have been (1.16%) for Class A and (2.30%) for Class B.

                                                                                                                        PERIOD ENDED
                                                                                YEAR ENDED MARCH 31                       MARCH 31
                                                                 -------------------------------------------------------------------
                                                                          2003           2002            2001              2000(a)
TECHNOLOGY FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                $    29.73     $    35.22      $   101.85        $    95.51
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                     (0.62)         (0.22)          (0.18)            (0.15)
Net Investment Loss
Net Gains or (Losses) on Securities (Both Realized and Unrealized)      (12.72)         (5.27)         (63.81)             6.49
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                        (13.34)         (5.49)         (63.99)             6.34
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                          0.00           0.00            2.64              0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                      $    16.39     $    29.73        $ 35.22$            101.85
====================================================================================================================================

TOTAL RETURN(c)                                                         (44.87%)       (15.59%)        (63.89%)            6.63%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                            $    5,759     $   18,910      $   15,919        $    2,970
Ratio of Expenses to Average Net Assets(e)(f)                             2.69%          2.54%           1.86%             1.45%(g)
Ratio of Net Investment Loss to Average Net Assets(f)                    (2.39%)        (2.26%)         (1.30%)           (1.03%)(g)
Portfolio Turnover Rate                                                    107%            79%             85%               28%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.95%, and ratio of net investment loss to average net assets would have been (3.65%).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                                                      PERIOD ENDED
                                                                                  YEAR ENDED MARCH 31                  MARCH 31
                                                                          ----------------------------------------------------------
                                                                                2003                2002                2001(a)
TECHNOLOGY FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                                      $    30.22          $    35.09            $     60.01
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                           (0.07)              (0.27)                 (0.82)
Net Investment Loss
Net Losses on Securities (Both Realized and Unrealized)                       (13.37)              (4.60)                (24.10)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                              (13.44)              (4.87)                (24.92)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                            $    16.78          $    30.22            $     35.09
====================================================================================================================================

TOTAL RETURN                                                                  (44.47%)            (13.85%)               (41.54%)(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                                  $   22,156          $   27,147            $      1
Ratio of Expenses to Average Net Assets(d)(e)                                   1.88%               1.28%                  5.18%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                          (1.55%)             (1.15%)                (4.67%)(f)
Portfolio Turnover Rate                                                          107%                 79%                 85%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO , if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.49%, and ratio of net investment loss to average net assets would have been (2.16%).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                                                              PERIOD ENDED
                                                              YEAR ENDED MARCH 31               MARCH 31         YEAR ENDED JULY 31
                                                    --------------------------------------------------------------------------------
                                                         2003        2002          2001          2000(a)          1999        1998
TELECOMMUNICATIONS FUND--
   INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period                $   12.36   $   23.89   $     64.42   $     31.80      $     19.60   $   15.31
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS(b)
Net Investment Income (Loss)(c)                         (0.04)      (0.11)        (0.16)        (0.10)           (0.00)       0.01
Net Gains or (Losses)  on Securities
  (Both Realized and Unrealized)                        (4.36)     (11.42)       (38.91)        32.87            12.57        5.32
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                        (4.40)     (11.53)       (39.07)        32.77            12.57        5.33
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                         0.00        0.00          1.46          0.15             0.37        1.04
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                      $    7.96   $   12.36   $     23.89   $     64.42      $     31.80   $   19.60
====================================================================================================================================

TOTAL RETURN                                           (35.60%)    (48.26%)      (61.42%)      103.25%(d)        65.52%      36.79%

RATIOS
Net Assets--End of Period ($000 Omitted)            $ 274,947   $ 573,969   $ 1,486,660   $ 4,125,890      $ 1,029,256   $ 276,577
Ratio of Expenses to Average Net Assets(e)(f)            1.81%       1.70%         1.10%         0.99%(g)         1.24%       1.32%
Ratio of Net Investment Loss to Average
  Net Assets(f)                                         (0.49%)     (0.57%)       (0.32%)       (0.32%)(g)       (0.49%)     (0.16%)
Portfolio Turnover Rate                                   137%         91%           61%           24%(d)           62%         55%

(a) From August 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003, 2002 and 2001 and the period ended March 31, 2000.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended July 31, 1999.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.76%, and ratio of net investment loss to average net assets would have been (1.44%).
(g) Annualized

                                                                                            CLASS A                        CLASS B

                                                                                           YEAR ENDED                     YEAR ENDED
                                                                                            MARCH 31                       MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND--CLASS A & CLASS B                                                   2003(a)                        2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                     $  12.36                       $  12.36
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                                                           (0.08)                         (0.03)
Net Investment Loss
Net Losses on Securities (Both Realized and Unrealized)                                     (4.36)                         (4.44)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                            (4.44)                         (4.47)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                           $   7.92                       $   7.89
====================================================================================================================================

TOTAL RETURN(b)                                                                            (35.92%)                       (36.17%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                                $    326                       $     16
Ratio of Expenses to Average Net Assets(c)(d)                                                1.66%                          2.57%
Ratio of Net Investment Loss to Average Net Assets(d)                                       (0.65%)                        (1.44%)
Portfolio Turnover Rate                                                                       137%                           137%

(a) Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(c) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of Class B were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 12.15% and ratio of net investment loss to average net assets would have been (11.02%).

                                                                                                                        PERIOD ENDED
                                                                                      YEAR ENDED MARCH 31                 MARCH 31
                                                                        ------------------------------------------------------------
                                                                               2003          2002           2001           2000(a)
TELECOMMUNICATIONS FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                     $    12.10    $    23.70     $    64.37     $    59.28
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                           (0.34)        (0.04)         (0.13)         (0.06)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)            (4.04)       (11.56)        (39.08)          5.15
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                              (4.38)       (11.60)        (39.21)          5.09
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                               0.00          0.00           1.46           0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                           $     7.72    $    12.10     $    23.70     $    64.37
====================================================================================================================================

TOTAL RETURN(c)                                                              (36.20%)      (48.95%)       (61.69%)         8.59%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                                 $    2,188    $   10,392     $   11,980     $    2,530
Ratio of Expenses to Average Net Assets(e)(f)                                  2.63%         2.60%          1.99%          1.49%(g)
Ratio of Net Investment Loss to Average Net Assets(f)                         (1.18%)       (1.52%)        (1.18%)        (0.86%)(g)
Portfolio Turnover Rate                                                         137%           91%            61%            24%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed , ratio of expenses to average net assets would have been 5.76% and ratio of net investment loss to average net assets would have been (4.31%).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from August 1, 1999 to March 31, 2000.

                                                                                                                        PERIOD ENDED
                                                                                     YEAR ENDED MARCH 31                  MARCH 31
                                                                               -----------------------------------------------------
                                                                                   2003               2002                 2001(a)
TELECOMMUNICATIONS FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                                           $  12.30           $  23.80             $  36.43
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                               (0.02)             (0.15)               (0.19)
Net Losses on Securities (Both Realized and Unrealized)                           (4.38)            (11.35)              (12.44)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT  OPERATIONS                                                 (4.40)            (11.50)              (12.63)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                 $   7.90           $  12.30             $  23.80
====================================================================================================================================

TOTAL RETURN                                                                     (35.77%)           (48.32%)             (34.67%)(c)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                      $    666           $    864             $      1
Ratio of Expenses to  Average Net Assets(d)(e)                                 $   2.06%              2.21%                2.30%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                             (0.77%)            (1.32%)              (1.52%)(f)
Portfolio Turnover Rate                                                             137%                91%                  61%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003 and 2002 and the period ended March 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.30%, 2.42% and 3.38% (annualized), respectively, and ratio of net investment loss to average net assets would have been
    (2.01%), (1.53%) and (2.60%) (annualized), respectively.
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                                                               PERIOD ENDED
                                                             YEAR ENDED MARCH 31                 MARCH 31      YEAR ENDED OCTOBER 31
                                                 -----------------------------------------------------------------------------------
                                                     2003           2002          2001            2000(a)         1999         1998
UTILITIES FUND--
   INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period             $  10.66      $   16.20     $   20.42       $   17.68       $   14.73    $   12.42
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT                               0.23           0.15          0.13            0.04            0.17         0.30
  OPERATIONS
Net Investment Income
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                    (2.46)         (5.54)        (3.22)           3.95            3.20         2.56
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    (2.23)         (5.39)        (3.09)           3.99            3.37         2.86
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                     0.24(b)        0.15          1.13            1.25            0.42         0.55
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                   $   8.19      $   10.66     $   16.20       $   20.42       $   17.68    $   14.73
====================================================================================================================================

TOTAL RETURN                                       (20.99%)       (33.34%)      (15.18%)         23.99%(c)       23.22%       23.44%

RATIOS
Net Assets--End of Period ($000
Omitted)                                         $ 72,749      $ 124,578     $ 232,877       $ 260,554       $ 223,334    $ 177,309
Ratio of Expenses to Average Net Assets(d)(e)        1.30%          1.30%         1.30%           1.24%(f)        1.26%        1.29%
Ratio of Net Investment Income to
  Average Net Assets(e)                              2.63%          1.09%         0.74%           0.50%(f)        1.02%        1.82%
Portfolio Turnover Rate                                64%            56%           49%             18%(c)          32%          47%

(a) From November 1, 1999 to March 31, 2000.
(b) Dividends and Distributions included a tax return of capital which aggregated less than $0.01 on a per share basis.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended March 31, 2003, 2002 and 2001, the period ended March 31, 2000 and the years ended October 31, 1999, and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.90%, 1.57%, 1.40%, 1.33% (annualized), 1.43% and 1.36%, respectively, and ratio of net investment income to average net assets would have been 2.03%, 0.82%, 0.64%, 0.41% (annualized), 0.85% and 1.75%, respectively.
(f) Annualized

                                                                                       CLASS A           CLASS B

                                                                                           YEAR ENDED                    YEAR ENDED
                                                                                            MARCH 31                       MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES FUND--CLASS A & CLASS B                                                            2003(a)                        2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                     $  10.66                       $  10.66
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                                                            0.16                           0.13
Net Investment Income
Net Losses on Securities (Both Realized and Unrealized)                                     (2.40)                         (2.43)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                            (2.24)                         (2.30)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENTS AND DISTRIBUTIONS                                                             0.29(b)                        0.21(b)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                           $   8.13                       $   8.15
====================================================================================================================================

TOTAL RETURN(c)                                                                            (21.05%)                       (21.67%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                                $    450                       $    193
Ratio of Expenses to Average Net Assets(d)(e)                                                1.41%                          2.14%
Ratio of Net Investment Income to Average Net Assets(e)                                      2.79%                          1.84%
Portfolio Turnover Rate                                                                        64%                            64%

(a) Class commenced operations on April 1, 2002.
(b) Dividends and Distributions included a tax return of capital which aggregated less than $0.01 on a per share basis.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, which is before any expenses offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by INVESCO for the years ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.74% for Class A and 2.69% for Class B and ratio of net investment income to average net assets would have been 2.46% for Class A and 1.29% for Class B.

                                                                                                                        PERIOD ENDED
                                                                                    YEAR ENDED MARCH 31                   MARCH 31
                                                                        ------------------------------------------------------------
                                                                             2003          2002           2001             2000(a)
UTILITIES FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                    $   10.63     $   16.08      $   20.40        $   19.91
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                         0.15          0.03          (0.00)           (0.01)
Net Investment Income (Loss)(c)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                                            (2.47)        (5.48)         (3.22)            0.52
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                            (2.32)        (5.45)         (3.22)            0.51
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                             0.09          0.00           1.10             0.02
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                          $    8.22     $   10.63      $   16.08        $   20.40
====================================================================================================================================

TOTAL RETURN(d)                                                            (21.85%)      (33.87%)       (15.83%)           2.58%(e)

RATIOS
Net Assets--End of Period ($000 Omitted)                                $     667     $   1,799      $   3,579        $     248
Ratio of Expenses to Average Net Assets(f)(g)                                2.05%         2.04%          2.07%            1.83%(h)
Ratio of Net Investment Income (Loss) to Average Net Assets(g)               1.75%         0.32%         (0.02%)          (0.32%)(h)
Portfolio Turnover Rate                                                         64%           56%            49%              18%(i)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended March 31, 2001.
(d) The applicable CDSC is included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended March 31, 2003, 2002, and 2001 and the period ended March 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.70%, 2.45%, 2.11% and 1.83% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 0.10% (0.09%), (0.06%) and (0.32%) (annualized), respectively.
(h) Annualized
(i) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

JULY 31, 2003

INVESCO SECTOR FUNDS, INC.
INVESCO ENERGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO FINANCIAL SERVICES FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO GOLD & PRECIOUS METALS FUND--INVESTOR CLASS, CLASS A, B, AND C INVESCO HEALTH SCIENCES FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO LEISURE FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO REAL ESTATE OPPORTUNITY FUND--INVESTOR CLASS, CLASS A, B, AND C INVESCO TECHNOLOGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO TELECOMMUNICATIONS FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO UTILITIES FUND--INVESTOR CLASS, CLASS A, B, AND C

You may obtain additional information about the Funds from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as the effect of market and general economic trends and a Fund's investment strategy on each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated July 31, 2003 is a supplement to this Prospectus and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectuses of the Funds may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectuses, SAI, annual report, and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectuses, SAI, annual report, or semiannual report, write to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739; or call 1-800-347-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-3826 and 002-85905.


811-3826

                                                                    APPENDIX III

YOUR FUND'S REPORT

ENERGY FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

The annual reporting period ended March 31, 2003, was characterized by a sluggish economy, concerns over corporate accounting practices, and uncertainty stemming from the tense geopolitical climate -- factors which weighed on stocks from all sectors of the market, including energy. Against this backdrop, the value of Energy Fund-Investor Class shares lost 12.72%. However, this return significantly outperformed the S&P 500 Index,(R) which declined 24.75% during that same period. (Of course, past performance is not a guarantee of future results.)(1),(2) For performance of other share classes, please see page 2.

--------------------------------------------------------------------------------
                                 ENERGY FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 3/31/03
--------------------------------------------------------------------------------

Murphy Oil......................................5.27%
BP PLC Sponsored ADR Representing 6 Ord Shrs....4.23%
Nabors Industries Ltd...........................4.12%
Pioneer Natural Resources.......................4.04%
Talisman Energy.................................3.66%
Apache Corp.....................................3.56%
Conoco Phillips.................................3.52%
Enbridge Energy International LLC...............3.48%
Weatherford International Ltd...................3.45%
TotalFinaElf Sponsored ADR
Representing 1/2 Ord Shr........................3.45%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

FUNDAMENTALS STILL KEY TO LONG-TERM GROWTH

Over the course of the fiscal year, commodity prices soared, increasing by about 50% during the reporting period. This was partially the result of worries regarding the situation in Iraq, as well as disruptions in oil output due to strikes in Venezuela, and, later in the period, an outbreak of violence in Nigeria. Meanwhile, a cold winter made for strong demand for natural gas.

LINE GRAPH:  INVESCO ENERGY FUND - INVESTOR CLASS GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Energy Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(R)(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 3/31/03.

      INVESCO ENERGY FUND - INVESTOR CLASS              S&P 500 INDEX(R)(2)

3/93  $10,000                                           $10,000
3/94  $ 9,506                                           $10,146
3/95  $ 9,364                                           $11,723
3/96  $11,524                                           $15,482
3/97  $14,717                                           $18,551
3/98  $18,128                                           $27,448
3/99  $14,642                                           $32,523
3/00  $22,427                                           $38,354
3/01  $27,606                                           $30,043
3/02  $26,948                                           $30,115
3/03  $23,520                                           $22,661

Yet even as commodity prices rose, energy stocks declined for the year -- further proof that the two are not necessarily as correlated as some investors would believe. In fact, we view short-term moves in commodity prices as relatively inconsequential. Over the past five years, the average price-per-barrel for crude oil has been in the neighborhood of $23 (versus $17 to $18 throughout the majority of the 1990s), and we expect it to level off around $25 once the war is over and investors realize that Iraq, which is capable of producing only 2.8 million barrels per day, is not likely to flood the market.

More important, we believe, are the compelling underlying fundamentals at work in the energy sector. Driven by ever-growing demand, oil inventories continued to move lower this past year, reaching below-normal levels as of March 31. Indeed, the U.S. economy's reliance on inexpensive and dependable energy sources for future economic expansion has shown no signs of abating. Just 15 years ago, the world consumed 58 million barrels of crude oil per day. So far in 2003, we are using an average of nearly 78 million barrels per day -- more than ever before. Furthermore, excess capacity (100% of which is in OPEC countries) is currently at a 4% level versus 25% 15 years ago. Unlike the many sectors facing overcapacity problems, we are now faced with the challenge of building up capacity in the energy sector, given the tight supply/demand fundamentals for oil. This challenge defines a long-term trend that we expect to see for some time in the oil business.

Fundamentals in the natural gas industry worked to the fund's advantage over the annual period. Prices increased as a result of production declines that seem to be deepening due to increasing depletion rates, and we finished the winter months with some of the lowest natural gas inventories in history. There simply has not been enough capital spending on drilling to keep up with demand, given that consumption of natural gas in the U.S. has risen sharply over the past decade. And because 95% of new electrical plants are fueled by natural gas, we believe that the demand for it will only increase as the country takes steps to expand electrical capacity.

STRONG STOCK SELECTION BENEFITS PERFORMANCE

A number of key holdings in the fund outperformed the broad market for the annual period. For example, the fund's largest position and a longtime holding, Murphy Oil, enjoyed a solid gain. During the first half of the year, the company was recognized for a major new oil discovery in Malaysia. This discovery only enhanced our already high opinion of Murphy, a company that we believe can succeed in almost any market environment. We think it's telling that Murphy's production growth is already locked in place for every year of this decade except one (and that year is expected to be locked in place soon), and are also pleased to report that, as of March 31, 2003, the firm was providing a dividend yield of approximately 2%.

GROWTH IN CONSUMPTION

As the strikes in Venezuela and problems in Nigeria proved this past year, inventories are so tight, any disruption in output is enough to remind investors of how important it is to build energy capacity. Furthermore, we're seeing incredible growth of consumption in developing areas -- namely China, a nation where automobile usage has been trending markedly higher in recent years.

The underlying dynamics driving energy prices and industry earnings worldwide are as favorable as ever, and in an expanding economy this will become even more evident. Consequently, we believe that the energy industry is entering a multiyear cycle of capacity expansion -- one that will provide ample opportunities for a variety of firms going forward.

LINE GRAPH: INVESCO ENERGY FUND - CLASS A & B GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Energy Fund - Class A and the value of a $10,000 investment in INVESCO Energy Fund - Class B to the value of a $10,000 investment in the S&P 500 Index(R)(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Energy Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 3/31/03.

      INVESCO ENERGY FUND - CLASS A       INVESCO ENERGY FUND - CLASS B       S&P 500 INDEX(R)(2)
4/02  $10,000                             $10,000                             $10,000
3/03  $ 8,268                             $ 8,176                             $ 7,525

LINE GRAPH:  INVESCO ENERGY FUND - CLASS C GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Energy Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(R)(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Energy Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 3/31/03.

      INVESCO ENERGY FUND - CLASS C             S&P 500 INDEX(2)

2/00  $10,000                                   $10,000
3/00  $12,112                                   $10,978
3/01  $14,818                                   $ 8,599
3/02  $14,364                                   $ 8,620
3/03  $12,449                                   $ 6,486

LINE GRAPH:  INVESCO ENERGY FUND - CLASS K GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Energy Fund - Class K to the value of a $10,000 investment in the S&P 500 Index(R)(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 3/31/03.

      INVESCO ENERGY FUND - CLASS K             S&P 500 INDEX(R)(2)

12/00 $10,000                                   $10,000
3/01  $11,706                                   $ 8,858
3/02  $10,728                                   $ 8,879
3/03  $ 9,278                                   $ 6,682

(1)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(2)THE S&P 500 INDEX(R) IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

PIE CHART:  ENERGY FUND
            INDUSTRY BREAKDOWN
            AS OF 3/31/03
            [PIE CHART]

            % OF TOTAL NET ASSETS

            Oil & Gas Equipment & Services......28.73%
            Integrated Oil & Gas................25.06%
            Oil & Gas Exploration, Production
            & Transportation....................21.65%
            Oil & Gas Drilling..................11.09%
            Oil & Gas Refining & Marketing.......5.71%
            Natural Gas Pipelines................3.48%
            Gas Utilities........................0.60%
            Net Cash & Cash Equivalents......... 3.68%

FUND MANAGEMENT

[PHOTOGRAPH OF JOHN S. SEGNER OMITTED]

JOHN S. SEGNER

JOHN SEGNER IS A SENIOR VICE PRESIDENT OF INVESCO FUNDS GROUP. HE RECEIVED A BS FROM THE UNIVERSITY OF ALABAMA AND AN MBA FROM THE UNIVERSITY OF TEXAS AT AUSTIN. BEFORE JOINING INVESCO IN 1997, JOHN SERVED AS MANAGING DIRECTOR AND PRINCIPAL FOR THE MITCHELL GROUP. HE ALSO PREVIOUSLY HELD ENGINEERING RESPONSIBILITIES WITH TEXACO INC., AND FINANCIAL RESPONSIBILITIES WITH AMERADA HESS CORP. AND FIRST TENNESSEE NATIONAL CORP. JOHN BEGAN HIS INVESTMENT CAREER IN 1980.

(AIM LOGO)

                      AIM GLOBAL FINANCIAL SERVICES FUND,
                                 A PORTFOLIO OF
                              AIM INVESTMENT FUNDS
                          11 GREENWAY PLAZA, SUITE 100
                           HOUSTON, TEXAS 77046-1173

                                                                 August 25, 2003

Dear Shareholder:

     As you may be aware, AMVESCAP PLC, the parent company of your Fund's investment advisor, has undertaken an integration initiative for its North American mutual fund operations.

     In the first phase of the integration initiative, A I M Distributors, Inc. became the sole distributor for all AMVESCAP PLC mutual funds in the United States. A I M Distributors, Inc. is now the distributor for all INVESCO Funds and the AIM Funds (including your Fund).

     AMVESCAP PLC also reviewed all AIM Funds and INVESCO Funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Your Fund is one of the funds that AMVESCAP PLC recommended, and your Board of Trustees approved, be consolidated with another fund. The attached proxy statement/prospectus seeks your approval of this consolidation.

     Finally, the independent trustees of your Board believe that your interests would best be served if the AIM Funds and the INVESCO Funds had a unified board of directors/trustees. The attached proxy statement/prospectus seeks your vote in favor of the persons nominated to serve as trustees.

     Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the meeting, you may vote your shares in person. If you expect to attend the meeting in person, or have questions, please notify us by calling (800) 952-3502. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Georgeson Shareholder Communications Inc., reminding you to vote your shares.

                                          Sincerely,

                                          -s- Robert H. Graham

                                          Robert H. Graham
                                          Chairman and President

                      AIM GLOBAL FINANCIAL SERVICES FUND,
                                 A PORTFOLIO OF
                              AIM INVESTMENT FUNDS
                          11 GREENWAY PLAZA, SUITE 100
                           HOUSTON, TEXAS 77046-1173

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON OCTOBER 21, 2003

To the Shareholders of AIM Global Financial Services Fund:

     We cordially invite you to attend our Special Meeting of Shareholders to:

          1. Approve an Agreement and Plan of Reorganization (the "Agreement") under which all of the assets of your Fund, an investment portfolio of AIM Investment Funds ("Trust"), will be transferred to INVESCO Financial Services Fund ("Buying Fund"), an investment portfolio of INVESCO Sector Funds, Inc. ("Buyer"), Buying Fund will assume the liabilities of your Fund and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund and, in connection therewith, the sale of all of your Fund's assets and the termination of your Fund as a designated series of Trust.

          2. Elect 16 trustees to the Board of Trustees of Trust, each of whom will serve until his or her successor is elected and qualified.

          3. Transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.

     We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 on October 21, 2003, at 3:00 p.m., Central Time.

     Shareholders of record as of the close of business on July 25, 2003 are entitled to notice of, and to vote at, the Special Meeting or any adjournment of the Special Meeting.

     WE REQUEST THAT YOU EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF TRUST. YOU MAY ALSO VOTE YOUR SHARES BY TELEPHONE OR THROUGH A WEBSITE ESTABLISHED FOR THAT PURPOSE BY FOLLOWING THE INSTRUCTIONS ON THE ENCLOSED PROXY MATERIALS. YOUR VOTE IS IMPORTANT FOR THE PURPOSE OF ENSURING A QUORUM AT THE SPECIAL MEETING. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY EXECUTING AND SUBMITTING A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE SECRETARY OF TRUST OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

                                          -s- NANCY L. MARTIN

                                          Nancy L. Martin
                                          Secretary

August 25, 2003

             AIM GLOBAL FINANCIAL                            INVESCO FINANCIAL
                SERVICES FUND,                                 SERVICES FUND,
                A PORTFOLIO OF                                 A PORTFOLIO OF
             AIM INVESTMENT FUNDS                        INVESCO SECTOR FUNDS, INC.
         11 GREENWAY PLAZA, SUITE 100                     4350 SOUTH MONACO STREET
          HOUSTON, TEXAS 77046-1173                        DENVER, COLORADO 80237
                (800) 347-4246                                 (800) 525-8085

                    COMBINED PROXY STATEMENT AND PROSPECTUS
                                AUGUST 25, 2003

     This document is a combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus"). We are sending you this Proxy Statement/Prospectus in connection with the Special Meeting of Shareholders (the "Special Meeting") of AIM Global Financial Services Fund (your Fund). The Special Meeting will be held on October 21, 2003. We intend to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about August 25, 2003 to all shareholders entitled to vote.

     At the Special Meeting, we are asking shareholders of your Fund to vote on three Proposals. The first Proposal to be voted on is an Agreement and Plan of Reorganization (the "Agreement") which provides for the combination of your Fund, an investment portfolio of AIM Investment Funds ("Trust"), with INVESCO Financial Services Fund ("Buying Fund"), an investment portfolio of INVESCO Sector Funds, Inc. ("Buyer") (the "Reorganization") and, in connection therewith, the sale of all of your Fund's assets and the termination of your Fund as a designated series of Trust.

     Under the Agreement, all of the assets of your Fund will be transferred to Buying Fund, Buying Fund will assume the liabilities of your Fund and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, as set forth on Exhibit A.

     The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. The Reorganization has been structured as a tax-free transaction. No sales charges will be imposed in connection with the Reorganization.

     The Board of Trustees of Trust (the "Board") has approved the Agreement and the Reorganization as being in the best interests of your Fund.

     Trust and Buyer are both registered open-end management investment companies that issue their shares in separate series. Your Fund is a series of Trust and Buying Fund is a series of Buyer. A I M Advisors, Inc. ("AIM") serves as the investment advisor to your Fund and INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to Buying Fund. Both AIM and INVESCO are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company.

     The investment objective of Buying Fund is similar to that of your Fund. See "Comparison of Investment Objectives and Principal Strategies."

     This Proxy Statement/Prospectus sets forth the information that you should know before voting on the Agreement and the other Proposal described below. It is both the Proxy Statement of your Fund and the Prospectus of Buying Fund. You should read and retain this Proxy Statement/Prospectus for future reference.

     The Prospectus of your Fund dated March 3, 2003, as supplemented June 12, 2003 (the "Selling Fund Prospectus"), together with the related Statement of Additional Information dated March 3, 2003, as supplemented May 2, 2003, are on file with the Securities and Exchange Commission (the "SEC"). The Selling Fund Prospectus is incorporated by reference into this Proxy Statement/Prospectus. The

Prospectus of Buying Fund dated July 31, 2003, as supplemented August 1, 2003 and August 14, 2003 (the "Buying Fund Prospectus"), and the related Statement of Additional Information dated July 31, 2003, as supplemented August 14, 2003, and the Statement of Additional Information relating to the Reorganization, dated August 15, 2003, are on file with the SEC. The Buying Fund Prospectus is incorporated by reference into this Proxy Statement/Prospectus and a copy of the Buying Fund Prospectus is attached as Appendix II to this Proxy Statement/Prospectus. The Statement of Additional Information relating to the Reorganization dated August 15, 2003 also is incorporated by reference into this Proxy Statement/Prospectus. The SEC maintains a website at www.sec.gov that contains the Prospectuses and Statements of Additional Information described above, material incorporated by reference, and other information about Trust and Buyer.

     Copies of the Buying Fund Prospectus, the Selling Fund Prospectus and the related Statements of Additional Information are available without charge by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling (800) 347-4246. Additional information about your Fund and Buying Fund may be obtained on the internet at www.aiminvestments.com.

     The remaining Proposal to be voted on is the election of 16 trustees to the Board of Trustees of Trust. The Board has approved the nomination of the persons set forth in this Proxy Statement/Prospectus for election as trustees of Trust.

     Both Proposals are being submitted to you to implement an integration initiative undertaken by AMVESCAP with respect to its North American mutual fund operations, which includes your Fund.

     Trust has previously sent to shareholders the most recent annual report for your Fund, including financial statements, and the most recent semiannual report succeeding the annual report, if any. If you have not received such report(s) or would like to receive an additional copy, please contact A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or call (800) 347-4246. Such report(s) will be furnished free of charge.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
INTRODUCTION................................................    1
PROPOSAL 1 -- APPROVAL OF THE AGREEMENT TO COMBINE YOUR FUND
  AND BUYING FUND...........................................    2
SUMMARY.....................................................    2
  The Reorganization........................................    2
  Comparison of Investment Objectives and Principal
     Strategies.............................................    3
  Comparison of Principal Service Providers.................    5
  Comparison of Performance.................................    5
  Comparison of Fees and Expenses...........................    5
  Comparison of Multiple Class Structures...................    5
  Comparison of Sales Charges...............................    6
  Comparison of Distribution, Purchase and Redemption
     Procedures and Exchange Rights.........................    6
  The Board's Recommendation on Proposal 1..................    6
RISK FACTORS................................................    8
  Risks Associated with Buying Fund.........................    8
  Comparison of Risks of Buying Fund and Your Fund..........   10
INFORMATION ABOUT BUYING FUND...............................   10
  Description of Buying Fund Shares.........................   10
  Management's Discussion of Fund Performance...............   10
  Financial Highlights......................................   10
  Pending Shareholder Proposals for Buying Fund.............   10
ADDITIONAL INFORMATION ABOUT THE AGREEMENT..................   11
  Terms of the Reorganization...............................   11
  The Reorganization........................................   11
  Board Considerations......................................   11
  Other Terms...............................................   12
  Federal Income Tax Consequences...........................   13
  Accounting Treatment......................................   14
RIGHTS OF SHAREHOLDERS......................................   14
  General...................................................   14
  Liability of Shareholders.................................   14
  Election of Directors/Trustees; Terms.....................   15
  Removal of Directors/Trustees.............................   15
  Meetings of Shareholders..................................   15
  Liability of Directors/Trustees and Officers;
     Indemnification........................................   15
  Dissolution and Termination...............................   16
  Voting Rights of Shareholders.............................   16
  Dissenters' Rights........................................   16
  Amendments to Organization Documents......................   16
CAPITALIZATION..............................................   18
INTERESTS OF CERTAIN PERSONS................................   19
LEGAL MATTERS...............................................   19
ADDITIONAL INFORMATION ABOUT BUYING FUND AND YOUR FUND......   19
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE
  COMMISSION................................................   19
PROPOSAL 2 -- ELECTION OF TRUSTEES..........................   20
  Background................................................   20

                                                              PAGE
                                                              ----
  Structure of the Board of Trustees........................   20
  Nominees for Trustees.....................................   20
  The Board's Recommendation on Proposal 2..................   23
  Committees of the Board...................................   23
  Board and Committee Meeting Attendance....................   25
  Trustee's Compensation....................................   25
  Retirement Plan for Trustees..............................   25
  Deferred Compensation Agreements..........................   25
  Officers of Trust.........................................   26
  Security Ownership of Management..........................   26
  Trustee Ownership of Your Fund's Shares...................   26
INFORMATION ABOUT THE SPECIAL MEETING AND VOTING............   26
  Proxy Statement/Prospectus................................   26
  Time and Place of Special Meeting.........................   26
  Voting in Person..........................................   27
  Voting by Proxy...........................................   27
  Voting by Telephone or the Internet.......................   27
  Quorum Requirement and Adjournment........................   27
  Vote Necessary to Approve Each Proposal...................   28
  Proxy Solicitation........................................   28
  Other Matters.............................................   28
  Shareholder Proposals.....................................   28
  Ownership of Shares.......................................   29
INDEPENDENT PUBLIC ACCOUNTANTS..............................   29
  Fees Paid to the Auditor Related to Trust.................   29
  Fees Paid to the Auditor Not Related to Trust.............   29

EXHIBIT A     --   Classes of Shares of Your Fund and Corresponding Classes of
                   Shares of Buying Fund.......................................  A-1
EXHIBIT B     --   Comparison of Performance of Your Fund and Buying Fund......  B-1
EXHIBIT C     --   Comparison Fee Table and Expense Example....................  C-1
EXHIBIT D     --   Trustee Compensation Table..................................  D-1
EXHIBIT E     --   Officers of Trust...........................................  E-1
EXHIBIT F     --   Security Ownership of Management............................  F-1
EXHIBIT G     --   Trustee Ownership of Fund Shares............................  G-1
EXHIBIT H     --   Shares Outstanding of Each Class of Your Fund on Record
                   Date........................................................  H-1
EXHIBIT I     --   Ownership of Shares of Your Fund............................  I-1
EXHIBIT J     --   Ownership of Shares of Buying Fund..........................  J-1
APPENDIX I    --   Agreement and Plan of Reorganization for Your Fund (to
                   Effect the Reorganization)
APPENDIX II   --   Prospectus of Buying Fund
APPENDIX III  --   Discussion of Performance of Buying Fund

     THE AIM FAMILY OF FUNDS, AIM AND DESIGN, AIM, AIM FUNDS, AIM FUNDS AND DESIGN, AIM INVESTOR, AIM LIFETIME AMERICA, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS, LA FAMILIA AIM DE FONDOS AND DESIGN, INVIERTA CON DISCIPLINA AND INVEST WITH DISCIPLINE ARE REGISTERED SERVICE MARKS AND AIM BANK CONNECTION, AIM INTERNET CONNECT, AIM

PRIVATE ASSET MANAGEMENT, AIM PRIVATE ASSET MANAGEMENT AND DESIGN, AIM STYLIZED AND/OR DESIGN, AIM ALTERNATIVE ASSETS AND DESIGN, AIM INVESTMENTS, AIM INVESTMENTS AND DESIGN, MYAIM.COM, THE AIM COLLEGE SAVINGS PLAN, AIM SOLO 401(k) AND YOUR GOALS. OUR SOLUTIONS. ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

     INVESCO, THE OPEN CIRCLE DESIGN, INVESCO FUNDS, INVESCO FUNDS GROUP, INVESCO -- YOUR GLOBAL INVESTMENT PARTNER AND YOU SHOULD KNOW WHAT INVESCO KNOWS ARE REGISTERED SERVICE MARKS OF AMVESCAP PLC.

     No dealer, salesperson or any other person has been authorized to give any information or to make any representation other than those contained in this Proxy Statement/Prospectus, and you should not rely on such other information or representations.

                                  INTRODUCTION

     Your Fund is one of 86 portfolios advised by AIM and Buying Fund is one of 46 portfolios advised by INVESCO. Proposals 1 and 2 that you are being asked to vote on relate to or result from an integration initiative announced on March 27, 2003, by AMVESCAP, the parent company of AIM and INVESCO, with respect to its North American mutual fund operations. The primary components of AMVESCAP's integration initiative are:

     - Using a single distributor for all AMVESCAP mutual funds in the United States. To that end, A I M Distributors, Inc., the distributor for the retail mutual funds advised by AIM (the "AIM Funds"), replaced INVESCO Distributors, Inc. as the distributor for the retail mutual funds advised by INVESCO (the "INVESCO Funds") effective July 1, 2003.

     - Integrating back office support and creating a single platform for back office support of AMVESCAP's mutual fund operations in the United States, including such support services as transfer agency and information technology. One result of this integration will be that shares of the AIM Funds and shares of the INVESCO Funds generally will be able to be exchanged for shares of the same or a similar class of each other.

     - Rationalizing and streamlining of the various AIM Funds and INVESCO Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing both the number of AIM Funds and INVESCO Funds will allow AIM and INVESCO to concentrate on managing their core products. The Reorganization is one of a number of fund reorganizations proposed by AMVESCAP as a result of this review process. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale. Proposal 1 relates to this component of AMVESCAP's integration initiative.

     - Rationalizing the contractual arrangements for the provision of investment advisory and administrative services to the AIM Funds and the INVESCO Funds. The objective of this component is to have AIM assume primary responsibility for the investment advisory, administrative, accounting and legal and compliance services for the INVESCO Funds. To implement this component, each INVESCO Fund, including Buying Fund, is seeking shareholder approval to enter into a new investment advisory agreement with AIM. These changes will simplify AMVESCAP's mutual fund operations in the United States in that there will be a uniform arrangement for investment management for both the AIM Funds and the INVESCO Funds.

     - Simplifying the organizational structure of the AIM Funds and the INVESCO Funds so that they are all organized as Delaware statutory trusts, using as few entities as practicable. To implement this component, each AIM Fund and each INVESCO Fund that currently is organized as a Maryland corporation is seeking shareholder approval to redomesticated as a new Delaware statutory trust, which also should provide these Funds with greater flexibility in conducting their business operations. In addition, certain series portfolios of AIM Funds with few portfolios are seeking shareholder approval to be restructured as new series portfolios of existing AIM Funds that are organized as Delaware statutory trusts.

     In considering the integration initiative proposed by AMVESCAP, the directors/trustees of the AIM Funds and the directors of the INVESCO Funds who are not "interested persons" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Funds or their advisors determined that the shareholders of both the AIM Funds and the INVESCO Funds would benefit if one set of directors/ trustees was responsible for overseeing the operation of both the AIM Funds and the INVESCO Funds and the services provided by AIM, INVESCO and their affiliates. Accordingly, these directors/trustees agreed to combine the separate boards and create a unified board of directors/trustees. Proposal 2 relates to the election of trustees of your Fund.

     You are being asked to approve Proposal 2 so that, in the event that Proposal 1 is not approved, your Fund will still be able to take advantage of these other benefits of AMVESCAP's integration initiative. We will be unable to determine whether Proposal 2 should go forward until we have determined whether Proposal 1 has been approved. Therefore, even if you vote in favor of Proposal 1, it is still important that you vote on Proposal 2. For information about the Special Meeting and voting on Proposals 1 and 2, see "Information About the Special Meeting and Voting." For a description of the vote necessary to approve each of Proposals 1 and 2, see "Information About the Special Meeting and Voting -- Vote Necessary to Approve Each Proposal."

                                 PROPOSAL 1 --
                           APPROVAL OF THE AGREEMENT
                      TO COMBINE YOUR FUND AND BUYING FUND

                                    SUMMARY

     The Board, including the independent trustees, has determined that the Reorganization is in the best interests of your Fund and that the interests of the shareholders of your Fund will not be diluted as a result of the Reorganization. The Board believes that a larger combined fund should be more viable and have greater market presence and should have greater investment leverage in that portfolio managers should have broader investment opportunities and lower trading costs. The Board also believes that a larger combined fund also should result in greater operating efficiencies by providing economies of scale to the combined fund in that certain fixed costs, such as legal, accounting, shareholder services and director/trustee expenses, will be spread over the greater assets of the combined fund. For additional information concerning the factors the Board considered in approving the Agreement, see "Additional Information About the Agreement -- Board Considerations."

     The following summary discusses some of the key features of the Reorganization and highlights certain differences between your Fund and Buying Fund. This summary is not complete and does not contain all of the information that you should consider before voting on whether to approve the Agreement. For more complete information, please read this entire Proxy Statement/Prospectus.

THE REORGANIZATION

     The Reorganization will result in the combination of your Fund with Buying Fund. Your Fund is a series of Trust, a Delaware statutory trust. Buying Fund is a series of Buyer, a Maryland corporation. The Board of Directors of Buyer is soliciting the proxies of the shareholders of Buyer's series portfolios to vote on an agreement and plan of reorganization to redomesticate Buyer as a Delaware statutory trust in order to provide Buyer with greater flexibility in conducting its business operations. If approved by Buyer's shareholders, the consummation of the redomestication of Buyer as a Delaware statutory trust will occur prior to the consummation of the Reorganization.

     If shareholders of your Fund approve the Agreement and other closing conditions are satisfied, all of the assets of your Fund will be transferred to Buying Fund and Buying Fund will assume the liabilities of your Fund, and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, as set forth on Exhibit A. For a description of certain of the closing conditions that must be satisfied, see "Additional Information About the Agreement -- Other Terms."

     The shares of Buying Fund issued in the Reorganization will have an aggregate net asset value equal to the net value of the assets of your Fund transferred to Buying Fund. The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. A copy of the Agreement is attached as Appendix I to this Proxy Statement/Prospectus. See "Additional Information About the Agreement."

     Trust and Buyer will receive an opinion of Kirkpatrick & Lockhart LLP to the effect that the Reorganization will constitute a tax-free reorganization for Federal income tax purposes. Thus, shareholders will not have to pay additional Federal income tax as a result of the Reorganization except to the extent your Fund disposes of securities at a net gain in anticipation of the Reorganization, which gain would be included in a taxable distribution. See "Additional Information About the Agreement -- Federal Income Tax Consequences."

     No sales charges will be imposed in connection with the Reorganization.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

     Your Fund and Buying Fund pursue similar investment objectives and invest in similar types of securities. As a result, the Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective of Buying Fund.

     The investment objective or goal of Buying Fund is classified as fundamental, which means that the Board of Directors of Buyer cannot change it without shareholder approval. The investment objective of your Fund is not classified as fundamental, which means that the Board can change it without shareholder approval.

     A description of the fundamental and non-fundamental restrictions and policies applicable to your Fund and Buying Fund can be found in each Fund's Statement of Additional Information. While your Fund and Buying Fund have slightly different approaches to disclosing and characterizing these restrictions and policies, in substance your Fund and Buying Fund operate under the same general restrictions and are subject to the same general policies.

     The chart below provides a summary for comparison purposes of the investment objectives and principal investment strategies of your Fund and Buying Fund. You can find more detailed information about the investment objectives, strategies and other investment policies of your Fund and Buying Fund in the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

     AIM GLOBAL FINANCIAL SERVICES FUND               INVESCO FINANCIAL SERVICES FUND
                 (YOUR FUND)                                   (BUYING FUND)
     ----------------------------------               -------------------------------
                                    INVESTMENT OBJECTIVE
- long-term growth of capital                  - capital growth

                                   INVESTMENT STRATEGIES
- invests at least 80% of its assets in        - invests at least 80% of its net assets in
  securities of financial services companies     the equity securities and equity-related
- invests primarily in marketable equity         instruments of companies doing business in
  securities, including convertible              the financial services sector
  securities, and debt securities, but its     - invests primarily in equity securities that
  investments may include synthetic              INVESCO believes will rise in price faster
  instruments such as warrants, futures,         than other securities, as well as in
  options, exchange-traded funds and American    options and other investments whose values
  Depositary Receipts                            are based upon the values of equity
                                                 securities
- considers a financial services company to    - considers a company to be in the financial
  be one that derives at least 40% of its        services sector if it meets at least one of
  revenues or earnings from financial            the following tests:
  services activities. Such companies include    -- at least 50% of its gross income or its
  those that provide financial services (such        net sales must come from activities in
  as commercial banks, insurance brokerages,         the sector;
  securities brokerages, investment banks,       -- at least 50% of its assets must be
  leasing companies, and real estate-related         devoted to producing revenues from the
  companies)                                         sector; or
- may invest in equity and debt securities of    -- based on other available information, it
  other companies the portfolio managers             is determined that its primary business
  believe will benefit from developments in          is within the sector
  the financial services sector                - financial services sector companies
                                                 include, but are not limited to, banks
                                                 (regional and money-centers), insurance
                                                 companies (life, property and

     AIM GLOBAL FINANCIAL SERVICES FUND               INVESCO FINANCIAL SERVICES FUND
                 (YOUR FUND)                                   (BUYING FUND)
     ----------------------------------               -------------------------------
                                                 casualty, and multiline), investment and
                                                 miscellaneous industries (asset managers,
                                                 brokerage firms, and government-sponsored
                                                 agencies), and suppliers to financial
                                                 services companies
- normally invests in securities of issuers    - may invest up to 25% of its assets in
  in at least three countries, including the     securities of non-U.S. issuers (securities
  United States, and may invest a significant    of Canadian issuers and American Depositary
  portion of its assets in the securities of     Receipts are not subject to this 25%
  U.S. issuers.                                  limitation)
- will invest no more than 40% of its total
  assets in securities of issuers in any one
  country, other than the U.S.
- portfolio managers allocate your Fund's
  assets among securities of countries and in
  currency denominations that are expected to
  provide the best opportunities for meeting
  your Fund's investment objective
- analyzes specific companies for possible     - places a greater emphasis on companies that
  investment and looks for several of the        are increasing their revenue streams along
  following characteristics: above-average       with their earnings; seeks companies that
  per share earnings growth; high return on      can grow their revenues and earnings in a
  invested capital; a healthy balance sheet;     variety of interest rate environments;
  sound financial and accounting policies and    seeks companies with successful sales and
  overall financial strength; strong             marketing cultures and that leverage
  competitive advantages; effective research     technologies in their operations and
  and product development and marketing;         distribution; adjusts portfolio weightings
  development of new technologies; efficient     depending on current economic conditions
  service; pricing flexibility; strong           and relative valuations of securities
  management; and general operating            - uses a research oriented bottom-up
  characteristics that will enable the           investment approach, focuses on company
  companies to compete successfully in their     fundamentals and growth prospects when
  respective markets                             selecting securities and generally
                                                 emphasizes companies INVESCO believes are
                                                 strongly managed and will generate
                                                 above-average long-term capital
                                                 appreciation
- may invest up to 5% of its total assets in   - may invest in junk bonds which INVESCO
  lower-quality debt securities, i.e., "junk     believes are not highly speculative and
  bonds"                                         which are rated at least CCC by S&P or Caa
                                                 by Moody's, although not a principal
                                                 strategy

COMPARISON OF PRINCIPAL SERVICE PROVIDERS

     The following is a list of the current principal service providers for your Fund and Buying Fund.

                                                           SERVICE PROVIDERS
                                 ---------------------------------------------------------------------
                                 AIM GLOBAL FINANCIAL SERVICES FUND   INVESCO FINANCIAL SERVICES FUND
SERVICE                                     (YOUR FUND)                        (BUYING FUND)
-------                          ----------------------------------   --------------------------------
Investment Advisor.............  A I M Advisors, Inc.                 INVESCO Funds Group, Inc.*
                                 11 Greenway Plaza, Suite 100         4350 South Monaco Street
                                 Houston, Texas 77046-1173            Denver, Colorado 80237
Distributor....................  A I M Distributors, Inc.             A I M Distributors, Inc.**
                                 11 Greenway Plaza, Suite 100         11 Greenway Plaza, Suite 100
                                 Houston, Texas 77046-1173            Houston, Texas 77046-1173
Administrator..................  A I M Advisors, Inc.                 INVESCO Funds Group, Inc.***
                                 11 Greenway Plaza, Suite 100         4350 South Monaco Street
                                 Houston, Texas 77046-1173            Denver, Colorado 80237
Custodian......................  State Street Bank and Trust          State Street Bank and Trust
                                 Company                              Company
Transfer Agent and Dividend
  Disbursing Agent.............  A I M Fund Services, Inc.            INVESCO Funds Group, Inc.****
Independent Auditors...........  PricewaterhouseCoopers LLP           PricewaterhouseCoopers LLP

---------------

   * If the shareholders of Buying Fund approve a new investment advisory agreement with AIM, AIM will replace INVESCO as investment advisor for your Fund effective November 5, 2003.

  ** A I M Distributors, Inc. replaced INVESCO Distributors, Inc. as distributor of Buying Fund effective July 1, 2003.

 *** If the shareholders of Buying Fund approve a new investment advisory agreement with AIM, AIM will replace INVESCO as administrator for Buying Fund effective November 5, 2003.

**** A I M Fund Services, Inc. will replace INVESCO as transfer agent and dividend disbursing agent for Buying Fund on or about October 1, 2003.

COMPARISON OF PERFORMANCE

     A bar chart showing the annual total returns for calendar years ended December 31 for Class A shares of your Fund and Investor Class shares of Buying Fund can be found at Exhibit B. Also included as part of Exhibit B is a table showing the average annual total returns for the periods indicated for your Fund and Buying Fund, including sales charges. For more information regarding the total return of your Fund, see the "Financial Highlights" section of the Selling Fund Prospectus, which has been made a part of this Proxy Statement/Prospectus by reference. For more information regarding the total return of Buying Fund, see "Information About Buying Fund -- Financial Highlights." Past performance cannot guarantee comparable future results.

COMPARISON OF FEES AND EXPENSES

     A comparison of shareholder fees and annual operating expenses of each class of shares of your Fund, as of October 31, 2002, and Buying Fund, as of March 31, 2003, expressed as a percentage of net assets ("Expense Ratio"), can be found at Exhibit C. Pro forma estimated Expense Ratios for each class of shares of Buying Fund after giving effect to the Reorganization are also provided as of March 31, 2003 as part of Exhibit C.

COMPARISON OF MULTIPLE CLASS STRUCTURES

     A comparison of the share classes of your Fund that are available to investors and the corresponding share classes of Buying Fund that shareholders of your Fund will receive in the Reorganization can be found as Exhibit A. In addition to the share classes of Buying Fund listed on Exhibit A, Investor Class shares and Class K shares are available to investors. These share classes are not involved in the Reorganization. For information regarding the features of the various share classes of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

COMPARISON OF SALES CHARGES

     No initial sales charges are applicable to shares of Buying Fund received by holders of your Fund's shares in connection with the Reorganization. No redemption of your Fund's shares that could cause the imposition of a contingent deferred sales charge ("CDSC") will result in connection with the Reorganization. The holding period for purposes of determining whether to charge a CDSC upon redemptions of shares of Buying Fund received by holders of your Fund's shares in connection with the Reorganization will begin at the time your Fund's shares were originally purchased.

     The chart below provides a summary for comparison purposes of the initial sales charges and CDSCs applicable to each class of shares of your Fund and Buying Fund. The fee tables at Exhibit C include comparative information about maximum initial sales charges on purchases of Class A shares of your Fund and Buying Fund and the maximum CDSC on redemptions of certain classes of shares of your Fund and Buying Fund. For more detailed information on initial sales charges, including volume purchase breakpoints and waivers, and reductions of CDSCs over time, see the Selling Fund Prospectus and the Buying Fund Prospectus.

           CLASS A                         CLASS B                         CLASS C
           -------                         -------                         -------
- subject to an initial sales   - not subject to an initial     - not subject to an initial
  charge*                         sales charge                    sales charge
- may be subject to a CDSC on   - subject to a CDSC on certain  - subject to a CDSC on certain
  redemptions made within 18      redemptions made within 6       redemptions made within 12
  months from the date of         years from the date of          months from the date of
  certain large purchases**       purchase                        purchase***

           CLASS K                      INVESTOR CLASS
      (BUYING FUND ONLY)              (BUYING FUND ONLY)
      ------------------              ------------------
- not subject to an initial     - not subject to an initial
  sales charge                    sales charge
- may be subject to a CDSC on   - not subject to a CDSC
  redemptions made within 12
  months from the date of
  certain purchases

---------------

  * Both your Fund and Buying Fund waive initial sales charges on Class A shares for certain categories of investors, including certain of their affiliated entities and certain of their employees, officers and directors/trustees and those of their investment advisor.

 ** For qualified plans investing in Class A shares of Buying Fund, this period is 12 months rather than 18 months.

*** Prior to August 18, 2003, Class C shares of Buying Fund are subject to a
    CDSC on certain redemptions made within 13 months from the date of purchase. This 13 month period changes to 12 months effective August 18, 2003.

     The CDSC on redemptions of shares of your Fund is computed based on the lower of their original purchase price or current market value. Prior to August 18, 2003, the CDSC on redemptions of shares of Buying Fund is computed based on their original purchase price. This method of computation changes to conform to your Fund's method of computation effective August 18, 2003.

COMPARISON OF DISTRIBUTION, PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE
RIGHTS

     Shares of your Fund and Buying Fund are distributed by A I M Distributors, Inc. ("AIM Distributors"), a registered broker-dealer and wholly owned subsidiary of AIM. AIM Distributors replaced INVESCO Distributors, Inc. as distributor of Buying Fund effective July 1, 2003.

     Both your Fund and Buying Fund have adopted a distribution plan that allows the payment of distribution and service fees for the sale and distribution of the shares of each of their respective classes. Both your Fund and Buying Fund have engaged AIM Distributors to provide such services either directly or through third parties. The fee tables at Exhibit C include comparative information about the distribution and service fees payable by each class of shares of your Fund and Buying Fund. Overall, each class of shares of Buying Fund has the same or lower aggregate distribution and service fees as the corresponding class of shares of your Fund.

     Although there are differences in the purchase, redemption and exchange procedures of your Fund and Buying Fund as of the date of this Proxy Statement/Prospectus, it is currently anticipated that the purchase, redemption and exchange procedures of your Fund and/or Buying Fund will be changed so that they are substantially the same prior to the consummation of the Reorganization. For information regarding the current purchase, redemption and exchange procedures of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

     As of the date of this Proxy Statement/Prospectus, shares of your Fund generally may be exchanged for shares of the same or a similar class of funds within The AIM Family of Funds(R) and shares of Buying Fund generally may be exchanged for shares of the same or a similar class of funds within the INVESCO Family of Funds. It is currently anticipated that, prior to the consummation of the Reorganization, shares of The AIM Family of Funds(R) and shares of the INVESCO Family of Funds generally will be able to be exchanged for shares of the same or a similar class of each other. If this exchangeability feature is not offered to shareholders prior to the consummation of the Reorganization, the consummation of the Reorganization will be delayed until such time as it is offered. See "Additional Information About the Agreement -- The Reorganization." For more detailed information regarding the current exchange rights of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

THE BOARD'S RECOMMENDATION ON PROPOSAL 1

     Your Board, including the independent trustees, unanimously recommends that you vote "FOR" this Proposal.

                                  RISK FACTORS

RISKS ASSOCIATED WITH BUYING FUND

     The following is a discussion of the principal risks associated with Buying Fund.

     Buying Fund is generally subject to risks that affect the financial services sector. The financial services sector is subject to extensive governmental regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of financial services sector companies. Buying Fund is also subject to the following specific risks:

INVESTMENT STYLE RISK

     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

SECTOR RISK

     Buying Fund is concentrated in a comparatively narrow segment of the economy. This means Buying Fund's investment concentration in the financial services sector is higher than most mutual funds and the broad securities market. Consequently, Buying Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in Buying Fund tend to go up and down more rapidly.

MARKET RISK

     Equity stock prices vary and may fall, thus reducing the value of Buying Fund's investments. Certain stocks selected for Buying Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies have more volatility than those of mid-size or large companies.

FOREIGN SECURITIES RISKS

     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. Buying Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation. Foreign securities risk also includes the following:

     Currency Risk. A change in the exchange rate between U.S. Dollars and a foreign currency may reduce the value of Buying Fund's investment in a security valued in the foreign currency, or based on that currency value.

     Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

     Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     Diplomatic Risk. A change in the diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LIQUIDITY RISK

     Buying Fund's portfolio is liquid if Buying Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest changes and market price fluctuations than others. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

     Options and futures are common types of derivatives that Buying Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. The use of options and futures may increase the performance of the Fund, but also may increase market risk. Other types of derivatives include swaps, caps, floors, and collars.

COUNTERPARTY RISK

     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with Buying Fund.

LACK OF TIMELY INFORMATION RISK

     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK

     Buying Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect Buying Fund's performance because it results in higher brokerage commissions and may result in taxable gain distributions to Buying Fund's shareholders.

GENERAL RISKS

     Not Insured. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

     No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.

     Possible Loss of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and Buying Fund will not reimburse you for any of these losses.

     Volatility. The price of your mutual fund shares will increase or decrease with changes in the value of Buying Fund's underlying investments and changes in the equity markets as a whole.

     Not a Complete Investment Plan. An investment in any mutual fund does not constitute a complete investment plan. Buying Fund is designed to be only a part of your personal investment plan.

COMPARISON OF RISKS OF BUYING FUND AND YOUR FUND

     The risks associated with an investment in your Fund are similar to those described above for Buying Fund because of the similarities in their investment objectives and strategies. Set forth below is a discussion of certain risks that differ between Buying Fund and your Fund. You can find more detailed descriptions of specific risks associated with your Fund in the Selling Fund Prospectus.

     Your Fund considers a financial services company to be one that derives at least 40% of its revenues or earnings from financial services activities. Buying Fund has a 50% definitional threshold. As a result, your Fund's lower threshold definition of financial service company broadens the types of companies that your Fund may invest in. In contrast, Buying Fund's higher threshold definition may lead to greater concentration within the financial services industry and less diversification within the financial services sector.

     Your Fund has a greater ability to invest in foreign securities compared to Buying Fund, which can only invest up to 25% of its assets in foreign securities. Because your Fund has no such restrictions, it may be subject to greater foreign securities risk exposure than Buying Fund.

     Your Fund may invest in debt securities which are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease.

     Your Fund may participate in the initial public offering (IPO) market in some market cycles. Because of your Fund's small asset base, any investment it may make in IPOs may significantly affect the fund's total return. As your Fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on your Fund's total return.

                         INFORMATION ABOUT BUYING FUND

DESCRIPTION OF BUYING FUND SHARES

     Shares of Buying Fund are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of Buyer in certain circumstances. Each share of Buying Fund represents an equal proportionate interest in Buying Fund with each other share and is entitled to such dividends and distributions out of the income belonging to Buying Fund as are declared by the Board of Directors of Buying Fund. Each share of Buying Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of Buying Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. When issued, shares of Buying Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     A discussion of the performance of Buying Fund taken from its annual report to shareholders for the fiscal year ended March 31, 2003 is set forth in Appendix III to this Proxy Statement/Prospectus.

FINANCIAL HIGHLIGHTS

     For more information about Buying Fund's financial performance, see the "Financial Highlights" section of the Buying Fund Prospectus, which is attached to this Proxy Statement/Prospectus as Appendix II.

PENDING SHAREHOLDER PROPOSALS FOR BUYING FUND

     As previously discussed, the Board of Directors of Buyer is soliciting the shareholders of Buying Fund to vote on a new investment advisory agreement between AIM and Buying Fund, a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc., an affiliate of INVESCO, for Buying Fund, and an agreement and plan of reorganization to redomesticate Buyer as a Delaware statutory trust.

                   ADDITIONAL INFORMATION ABOUT THE AGREEMENT

TERMS OF THE REORGANIZATION

     The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Appendix I to this Proxy Statement/Prospectus.

THE REORGANIZATION

     Consummation of the Reorganization (the "Closing") is expected to occur on October 27, 2003, at 8:00 a.m., Eastern Time (the "Effective Time") on the basis of values calculated as of the close of regular trading on the New York Stock Exchange on October 24, 2003 (the "Valuation Date"). At the Effective Time, all of the assets of your Fund will be delivered to Buyer's custodian for the account of Buying Fund in exchange for the assumption by Buying Fund of the liabilities of your Fund and delivery by Buyer directly to the holders of record as of the Effective Time of the issued and outstanding shares of each class of your Fund of a number of shares of each corresponding class of Buying Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of your Fund so transferred, assigned and delivered, all determined and adjusted as provided in the Agreement. Upon delivery of such assets, Buying Fund will receive good and marketable title to such assets free and clear of all liens.

     In order to ensure continued qualification of your Fund for treatment as a "regulated investment company" for tax purposes and to eliminate any tax liability of your Fund arising by reason of undistributed investment company taxable income or net capital gain, Trust will declare on or prior to the Valuation Date to the shareholders of your Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing
(a) all of your Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended October 31, 2002 and for the short taxable year beginning on November 1, 2002 and ending on the Closing and (b) all of your Fund's net capital gain recognized in its taxable year ended October 31, 2002 and in such short taxable year (after reduction for any capital loss carryover).

     Buying Fund will proceed with the Reorganization if the shareholders of your Fund approve the Agreement.

     It is anticipated that, prior to the Closing, shares of The AIM Family of Funds(R) and shares of the INVESCO Family of Funds generally will be able to be exchanged for shares of the same or a similar class of each other. If this exchangeability feature is not offered to shareholders prior to the Closing, the Closing will be postponed until a mutually acceptable date not later than December 31, 2003 (the "Termination Date").

BOARD CONSIDERATIONS

     AMVESCAP initially proposed that the Board consider the Reorganization at an in-person meeting of the Board held on May 13-14, 2003, at which preliminary discussions of the Reorganization took place. The Board determined that the Reorganization is in the best interests of your Fund and will not dilute the interests of your Fund's shareholders, and approved the Agreement and the Reorganization, at an in-person meeting of the Board held on June 10-11, 2003.

     Over the course of the two Board meetings, the Board received from AIM and INVESCO written materials that contained information concerning your Fund and Buying Fund, including comparative total return and fee and expense information, a comparison of investment objectives and strategies of your Fund and Buying Fund and pro forma expense ratios for Buying Fund. AIM and INVESCO also provided the Board with written materials concerning the structure of the proposed Reorganization and the Federal tax consequences of the Reorganization.

     In evaluating the Reorganization, the Board considered a number of factors, including:

     - The investment objective and principal investment strategies of your Fund and Buying Fund.

     - The comparative expenses of your Fund and Buying Fund and the pro forma expenses of Buying Fund after giving effect to the Reorganization.

     - The comparative performance of your Fund and Buying Fund.

     - The comparative sizes of your Fund and Buying Fund.

     - The consequences of the Reorganization for Federal income tax purposes, including the treatment of capital loss carryforwards, if any, available to offset future capital gains of both your Fund and Buying Fund.

     - Any fees and expenses that will be borne directly or indirectly by your Fund or Buying Fund in connection with the Reorganization.

     The Board noted that your Fund will bear the costs and expenses incurred in connection with the Reorganization.

     The Board also noted that no sales charges or other charges would be imposed on any of the shares of Buying Fund issued to the shareholders of your Fund in connection with the Reorganization.

     Based on the foregoing and the information presented at the two Board meetings discussed above, the Board determined that the Reorganization is in the best interests of your Fund and will not dilute the interests of your Fund's shareholders. Therefore, the Board recommends the approval of the Agreement by the shareholders of your Fund at the Special Meeting.

     AMVESCAP initially proposed that the Board of Directors of Buyer consider the Reorganization at a telephone meeting of the Board of Directors held on May 5, 2003. Preliminary discussions of the Reorganization took place at the May 5, 2003 telephone meeting and at an in-person meeting of the Board of Directors held on May 13-15, 2003. The Board of Directors of Buyer determined that the Reorganization is in the best interests of Buying Fund and will not dilute the interests of Buying Fund shareholders, and approved the Agreement and the Reorganization, at an in-person meeting of the Board of Directors held on June 9, 2003.

OTHER TERMS

     If any amendment is made to the Agreement which would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval. However, the Agreement may be amended without shareholder approval by mutual agreement of the parties.

     Trust and Buyer have made representations and warranties in the Agreement that are customary in matters such as the Reorganization. The obligations of Trust and Buyer pursuant to the Agreement are subject to various conditions, including the following mutual conditions:

     - the assets of your Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by your Fund immediately prior to the Reorganization;

     - Buyer's Registration Statement on Form N-14 under the Securities Act of 1933 (the "1933 Act") shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

     - the shareholders of your Fund shall have approved the Agreement; and

     - Trust and Buyer shall have received an opinion from Kirkpatrick & Lockhart LLP that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for Federal income tax purposes for your Fund, Buying Fund or their shareholders.

     The Board of Trustees of Trust and the Board of Directors of Buyer may waive without shareholder approval any default by Trust or Buyer or any failure by Trust or Buyer to satisfy any of the above conditions as long as such a waiver is mutual and will not have a material adverse effect on the benefits intended under the Agreement for the shareholders of your Fund. The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties, or by either party if the shareholders of your Fund do not approve the Agreement or if the Closing does not occur on or before the Termination Date.

FEDERAL INCOME TAX CONSEQUENCES

     The following is a general summary of the material Federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing U.S. Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service ("IRS") and published judicial decisions, all of which are subject to change. The principal Federal income tax consequences that are expected to result from the Reorganization, under currently applicable law, are as follows:

     - the Reorganization will qualify as a "reorganization" within the meaning of Section 368(a) of the Code;

     - no gain or loss will be recognized by your Fund upon the transfer of its assets to Buying Fund solely in exchange for shares of Buying Fund and Buying Fund's assumption of the liabilities of your Fund or on the distribution of those shares to your Fund's shareholders; notwithstanding the foregoing, no conclusion is expressed as to the effect of the Reorganization on your Fund or any shareholder of your Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for Federal income tax purposes at the end of a taxable year (or on the termination or transfer of a taxpayer's rights (or obligations) with respect to such asset) under a mark-to-market system of accounting;

     - no gain or loss will be recognized by Buying Fund on its receipt of assets of your Fund in exchange for shares of Buying Fund issued directly to your Fund's shareholders;

     - no gain or loss will be recognized by any shareholder of your Fund upon the exchange of shares of your Fund for shares of Buying Fund;

     - the tax basis of the shares of Buying Fund to be received by a shareholder of your Fund will be the same as the shareholder's tax basis of the shares of your Fund surrendered in exchange therefor;

     - the holding period of the shares of Buying Fund to be received by a shareholder of your Fund will include the period for which such shareholder held the shares of your Fund exchanged therefor, provided that such shares of your Fund are capital assets in the hands of such shareholder as of the Closing; and

     - the tax year of your Fund will end on the date of the Closing, and Buying Fund will thereafter succeed to and take into account any capital loss carryover and certain other tax attributes of your Fund, subject to all relevant conditions and limitations on the use of such tax benefits.

     Neither Trust nor Buyer has requested or will request an advance ruling from the IRS as to the Federal tax consequences of the Reorganization. As a condition to Closing, Kirkpatrick & Lockhart LLP will render a favorable opinion to Trust and Buyer as to the foregoing Federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of Trust and Buyer upon which Kirkpatrick & Lockhart LLP will rely in rendering its opinion. The conclusions reached in that opinion could be jeopardized if the representations of Trust or Buyer are incorrect in any material respect.

     THE FOREGOING DESCRIPTION OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION IS MADE WITHOUT REGARD TO THE PARTICULAR FACTS AND CIRCUMSTANCES OF ANY SHAREHOLDER OF YOUR FUND. YOUR FUND'S SHAREHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE SPECIFIC CONSEQUENCES TO THEM OF THE REORGANIZATION, INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS.

ACCOUNTING TREATMENT

     The Reorganization will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to Buying Fund of the assets of your Fund will be the same as the book cost basis of such assets to your Fund.

                             RIGHTS OF SHAREHOLDERS

GENERAL

     Buyer is a Maryland corporation. Trust is a Delaware statutory trust. There is much that is similar between Maryland corporations and Delaware statutory trusts. For example, the responsibilities, powers and fiduciary duties of the directors of Buyer are substantially similar to those of the trustees of Trust.

     There are, however, certain differences between the two forms of organization. The operations of Buyer, as a Maryland corporation, are governed by its Articles of Incorporation, and any restatements, amendments and supplements thereto (the "Articles of Incorporation"), and applicable Maryland law. The operations of Trust, as a Delaware statutory trust, are governed by its Amended and Restated Agreement and Declaration of Trust, as amended (the "Declaration of Trust"), and applicable Delaware law.

     As discussed above under "Summary -- The Reorganization," if approved by Buyer's shareholders, Buyer will be redomesticated as a Delaware statutory trust prior to the consummation of the Reorganization. If such redomestication occurs, the discussion below of the rights of shareholders of a Maryland corporation will be inapplicable to Buyer.

LIABILITY OF SHAREHOLDERS

     Shareholders of a Maryland corporation generally do not have personal liability for the corporation's obligations, except that a shareholder may be liable to the extent that he or she receives any distribution which exceeds the amount which he or she could properly receive under Maryland law or where such liability is necessary to prevent fraud.

     The Delaware Statutory Trust Act provides that shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is, however, a remote possibility that, under certain circumstances, shareholders of a Delaware statutory trust might be held personally liable for the trust's obligations to the extent the courts of another state that does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Declaration of Trust provides that shareholders of the Trust shall not be subject to any personal liability for acts or obligations of the Trust and that every written agreement, obligation or other undertaking made or issued by the Trust shall contain a provision to the effect that shareholders are not personally liable thereunder. In addition, the Declaration of Trust provides for indemnification out of the Trust's property for any shareholder held personally liable solely by reason of his or her being or having been a shareholder. Therefore, the risk of any shareholder incurring financial loss beyond his or her investment due to shareholder liability is limited to circumstances in which the Trust itself is unable to meet its obligations and the express disclaimer of shareholder liabilities is determined not to be effective. Given the nature of the assets and operations of the Trust, the possibility of the Trust being unable to meet its obligations is considered remote, and even if a claim were brought against the

Trust and a court determined that shareholders were personally liable, it would likely not impose a material obligation on a shareholder.

ELECTION OF DIRECTORS/TRUSTEES; TERMS

     The shareholders of Buyer have elected a majority of the directors of Buyer. Each director serves until a successor is elected, subject to his or her earlier death, resignation or removal in the manner provided by law (see below). In the case of a vacancy on the Board of Directors (other than a vacancy created by removal by the shareholders), a majority of the directors may appoint a successor to fill such vacancy. The right of the Board of Directors to appoint directors to fill vacancies without shareholder approval is subject to the provisions of the 1940 Act.

     The shareholders of Trust have elected a majority of the trustees of Trust. Such trustees serve for the life of Trust, subject to their earlier death, incapacitation, resignation, retirement or removal (see below). In the case of any vacancy on the Board of Trustees, a majority of the trustees may appoint a successor to fill such vacancy. The right of the Board of Trustees to appoint trustees to fill vacancies without shareholder approval is subject to the provisions of the 1940 Act.

REMOVAL OF DIRECTORS/TRUSTEES

     A director of Buyer may be removed by the affirmative vote of a majority of the Board of Directors, a committee of the Board of Directors appointed for such purpose, or the holders of a majority of the outstanding shares of Buyer.

     A trustee of Trust may be removed at any time by a written instrument signed by at least two-thirds of the trustees or by vote of two-thirds of the outstanding shares of Trust.

MEETINGS OF SHAREHOLDERS

     Buyer is not required to hold annual meetings of shareholders and does not intend to do so unless required by the 1940 Act. The bylaws of Buyer provide that a special meeting of shareholders may be called by the president or, in his or her absence, the vice-president or by a majority of the Board of Directors or holders of shares entitled to cast at least 10% of the votes entitled to be cast at the special meeting. Requests for special meetings must, among other things, state the purpose of such meeting and the matters to be voted upon. No special meeting need be called to consider any matter previously voted upon at a special meeting called by the shareholders during the preceding twelve months, unless requested by a majority of all shares entitled to vote at such meeting.

     Trust is not required to hold annual meetings of shareholders unless required by the 1940 Act and does not intend to do so. The bylaws of Trust provide that any trustee may call a special meeting of shareholders and the trustees shall call a special meeting of the shareholders solely for the purpose of removing one or more trustees upon written request of the holders of not less than 10% of the outstanding shares of Trust. Special meetings may be called for the purpose of electing trustees or for any other action requiring shareholder approval, or for any matter deemed by the trustees to be necessary or desirable.

LIABILITY OF DIRECTORS/TRUSTEES AND OFFICERS; INDEMNIFICATION

     Maryland law permits a corporation to eliminate liability of its directors and officers to the corporation or its stockholders, except for liability arising from receipt of an improper benefit or profit and from active and deliberate dishonesty. The Articles of Incorporation eliminate director and officer liability to the fullest extent permitted under Maryland law. Under Maryland law, indemnification of a corporation's directors and officers is mandatory if a director or officer has been successful on the merits or otherwise in the defense of certain proceedings. Maryland law permits indemnification for other matters unless it is established that the act or omission giving rise to the proceeding was committed in bad faith, a result of active and deliberate dishonesty, or one in which a director or officer actually received an improper benefit.

     Delaware law provides that trustees of a statutory trust shall not be liable to the statutory trust or its shareholders for acting in good faith reliance on the provisions of its governing instrument and that the trustee's liabilities may be expanded or restricted by such instrument. Under the Declaration of Trust, the trustees and officers of Trust are not liable for any act or omission or any conduct whatsoever in their capacity as trustees, except for liability to the trust or shareholders due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee. Delaware law allows a statutory trust to indemnify and hold harmless any trustee or other person against any and all claims and demands. The Declaration of Trust provides for the indemnification of its trustees and officers to the extent that such trustees and officers act in good faith and reasonably believe that their conduct is in the best interests of Trust, except with respect to any matter in which it has been determined that such trustee acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

DISSOLUTION AND TERMINATION

     Maryland law provides that Buyer may be dissolved by the vote of a majority of the Board of Directors and two-thirds of the shares entitled to vote on the dissolution; however the Articles of Incorporation reduce the required shareholder vote from two-thirds to a majority of the shares entitled to vote on the dissolution.

     Pursuant to the Declaration of Trust, Trust or any series or class of shares of beneficial interest in Trust may be terminated by: (1) a majority shareholder vote of Trust or the affected series or class, respectively; or (2) if there are fewer than 100 shareholders of record of Trust or of such terminating series or class, the trustees pursuant to written notice to the shareholders of Trust or the affected series or class.

VOTING RIGHTS OF SHAREHOLDERS

     Shareholders of a Maryland corporation such as Buyer are entitled to vote on, among other things, those matters which effect fundamental changes in the corporate structure (such as a merger, consolidation or sale of substantially all of the assets of the corporation) as provided by Maryland law.

     The Declaration of Trust grants shareholders power to vote only with respect to the following: (i) election of trustees, provided that a meeting of shareholders has been called for that purpose; (ii) removal of trustees, provided that a meeting of shareholders has been called for that purpose; (iii) termination of Trust or a series or class of its shares of beneficial interest, provided that a meeting of shareholders has been called for that purpose; (iv) sale of all or substantially all of the assets of Trust or one of its investment portfolios; (v) merger or consolidation of Trust or any of its investment portfolios, with certain exceptions; (vi) approval of any amendments to shareholders' voting rights under the Declaration of Trust; and (vii) approval of such additional matters as may be required by law or as the trustees, in their sole discretion, shall determine.

DISSENTERS' RIGHTS

     Under Maryland law, shareholders may not demand the fair value of their shares from the successor company in a transaction involving the transfer of the corporation's assets and are, therefore, bound by the terms of the transaction if the stock is that of an open-end investment company registered with the SEC under the 1940 Act and the value placed on the stock in the transaction is its net asset value.

     Neither Delaware law nor the Declaration of Trust confers upon shareholders rights of appraisal or dissenters' rights.

AMENDMENTS TO ORGANIZATION DOCUMENTS

     Consistent with Maryland law, Buyer reserves the right to amend, alter, change or repeal any provision contained in the Articles of Incorporation in the manner prescribed by statute, including any amendment that alters the contract rights, as expressly set forth in the Articles of Incorporation, of any outstanding stock, and all rights conferred on shareholders are granted subject to this reservation. The Board of Directors of Buyer may approve amendments to the Articles of Incorporation to classify or reclassify unissued shares of a class of stock without shareholder approval. Other amendments to the Articles of Incorporation may be adopted if approved by the affirmative vote of a majority of all the votes entitled to be cast on the matter. The directors shall have the power to alter, amend or repeal the bylaws of Buyer or adopt new bylaws at any time.

     Consistent with Delaware law, the Board of Trustees of Trust may, without shareholder approval, amend the Declaration of Trust at any time, except to eliminate any voting rights pertaining to the shares of Trust, without approval of the majority of the shares of Trust. The trustees shall have the power to alter, amend or repeal the bylaws of Trust or adopt new bylaws at any time.

                                 CAPITALIZATION

     The following table sets forth, as of March 31, 2003, (i) the capitalization of each class of shares of your Fund, (ii) the capitalization of each class of shares of Buying Fund, and (iii) the pro forma capitalization of each class of shares of Buying Fund as adjusted to give effect to the transactions contemplated by the Agreement.

                                                                                         PRO FORMA
                                                       YOUR FUND       BUYING FUND      BUYING FUND
                                                     CLASS A SHARES   CLASS A SHARES   CLASS A SHARES
                                                     --------------   --------------   --------------
Net Assets.........................................   $91,490,278      $ 5,310,648      $96,800,926
Shares Outstanding.................................     5,153,261          244,946        4,464,060
Net Asset Value Per Share..........................   $     17.75      $     21.68      $     21.68

                                                                                         PRO FORMA
                                                       YOUR FUND       BUYING FUND      BUYING FUND
                                                     CLASS B SHARES   CLASS B SHARES   CLASS B SHARES
                                                     --------------   --------------   --------------
Net Assets.........................................   $75,931,168      $   989,629      $76,920,797
Shares Outstanding.................................     4,457,777           45,528        3,537,522
Net Asset Value Per Share..........................   $     17.03      $     21.74      $     21.74

                                                                                         PRO FORMA
                                                       YOUR FUND       BUYING FUND      BUYING FUND
                                                     CLASS C SHARES   CLASS C SHARES   CLASS C SHARES
                                                     --------------   --------------   --------------
Net Assets.........................................   $22,863,269      $10,026,026      $32,889,295
Shares Outstanding.................................     1,342,343          469,023        1,538,251
Net Asset Value Per Share..........................   $     17.03      $     21.38      $     21.38

                                                                                 PRO FORMA
                                                               BUYING FUND      BUYING FUND
                                                              CLASS K SHARES   CLASS K SHARES
                                                              --------------   --------------
Net Assets..................................................   $  1,347,781     $  1,347,781
Shares Outstanding..........................................         63,360           63,360
Net Asset Value Per Share...................................   $      21.27     $      21.27

                                                                                         PRO FORMA
                                                                BUYING FUND             BUYING FUND
                                                           INVESTOR CLASS SHARES   INVESTOR CLASS SHARES
                                                           ---------------------   ---------------------
Net Assets...............................................      $734,439,759            $734,439,759
Shares Outstanding.......................................        33,736,622              33,736,622
Net Asset Value Per Share................................      $      21.77            $      21.77

                          INTERESTS OF CERTAIN PERSONS

     If the Reorganization is consummated and if the shareholders of Buying Fund do not approve a proposed new investment advisory agreement with AIM, INVESCO, as the current investment advisor of Buying Fund, will gain approximately $190.3 million in additional assets under management (based on your Fund's net assets as of March 31, 2003), upon which INVESCO will receive advisory fees. Exhibit C sets forth INVESCO's advisory fees applicable to Buying Fund.

                                 LEGAL MATTERS

     Certain legal matters concerning the tax consequences of the Reorganization will be passed upon by Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, NW, Washington, DC 20036-1221.

             ADDITIONAL INFORMATION ABOUT BUYING FUND AND YOUR FUND

     For more information with respect to your Fund concerning the following topics, please refer to the following sections of the Selling Fund Prospectus, which has been made a part of this Proxy Statement/ Prospectus by reference: (i) see "Performance Information" for more information about the performance of your Fund; (ii) see "Fund Management" for more information about the management of your Fund; (iii) see "Other Information" for more information about your Fund's policy with respect to dividends and distributions; and (iv) see "Other Information" and "Shareholder Information" for more information about sales charges, including contingent deferred sales charges, applicable to shares of your Fund, the pricing, purchase, redemption and repurchase of shares of your Fund, tax consequences to shareholders of various transactions in shares of your Fund, distribution arrangements and the multiple class structure of your Fund.

     For more information with respect to Buying Fund concerning the following topics, please refer to the following sections of the Buying Fund Prospectus, which has been made a part of this Proxy Statement/ Prospectus by reference and which is attached to this Proxy Statement/Prospectus as Appendix II: (i) see "Fund Performance" for more information about the performance of Buying Fund;
(ii) see "Fund Management" and "Portfolio Managers" for more information about the management of Buying Fund; (iii) see "Share Price" for more information about the pricing of shares of Buying Fund; (iv) see "Taxes" for more information about tax consequences to shareholders of various transactions in shares of Buying Fund; (v) see "Dividends And Capital Gain Distributions" for more information about Buying Fund's policy with respect to dividends and distributions; and (vi) see "How To Buy Shares", "How To Sell Shares" and "Your Account Services" for more information about sales charges, including contingent deferred sales charges, applicable to shares of Buying Fund, the purchase, redemption and repurchase of shares of Buying Fund, distribution arrangements and the multiple class structure of Buying Fund.

         INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

     This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual reports which Trust and Buyer have filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number of Trust's registration statement containing the Selling Fund Prospectus and related Statement of Additional Information is Registration No. 811-05426. Such Selling Fund Prospectus is incorporated herein by reference. The SEC file number for Buyer's registration statement containing the Buying Fund Prospectus and related Statement of Additional Information is Registration No. 811-3826. Such Buying Fund Prospectus is incorporated herein by reference.

     Trust and Buyer are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy material, registration statements and other information filed by Trust and Buyer (including the

Registration Statement of Buyer relating to Buying Fund on Form N-14 of which this Proxy Statement/ Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1014, Judiciary Plaza, 450 Fifth Street, NW, Washington, DC 20549, and at the following regional office of the SEC: 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding Trust and Buyer and other registrants that file electronically with the SEC.

                                 PROPOSAL 2 --
                              ELECTION OF TRUSTEES

BACKGROUND

     In considering the integration initiative proposed by AMVESCAP, the independent directors/trustees of the AIM Funds and the independent directors of the INVESCO Funds determined that the shareholders of all the AIM Funds and the INVESCO Funds would benefit if a unified board of directors/trustees was responsible for overseeing the operation of both the AIM Funds and the INVESCO Funds and the services provided by AIM, INVESCO and their affiliates. Accordingly, the Boards of Directors/Trustees of the AIM Funds and the Boards of Directors of the INVESCO Funds agreed to combine the separate boards and create a unified board of directors/trustees.

     You are being asked to approve Proposal 2 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from having a combined board of trustees.

STRUCTURE OF THE BOARD OF TRUSTEES

     The Board currently consists of 12 persons. Ten of the current trustees are "independent," meaning they are not "interested persons" of Trust within the meaning of the 1940 Act. Two of the current trustees are "interested persons" because of their business and financial relationships with Trust and AIM, its investment advisor, and/or AIM's parent, AMVESCAP.

NOMINEES FOR TRUSTEES

     Trust's Committee on Directors/Trustees (which consists solely of independent trustees) has approved the nomination of each of the 12 current trustees, as set forth below, to serve as trustee until his or her successor is elected and qualified. In addition, the Committee on Directors/Trustees has approved the nomination of four new nominees, as set forth below, to serve as trustee until his or her successor is elected and qualified. These four new nominees were nominated to effect the proposed combination of the Boards of Directors/Trustees of the AIM Funds and the Boards of Directors of the INVESCO Funds.

     Each nominee who is a current trustee serves as a director or trustee of the 17 registered investment companies comprising the AIM Funds. Each nominee who is a current trustee oversees 86 portfolios which comprise the AIM Funds. The business address of each nominee who is a current trustee is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

     Each new nominee serves as a director of the ten registered investment companies comprising the INVESCO Funds. Each new nominee currently oversees 46 portfolios which comprise the INVESCO Funds. The business address of each new nominee is 4350 South Monaco Street, Denver, Colorado 80237.

     If elected, each nominee would oversee a total of 27 registered investment companies currently comprising 132 portfolios.

  NOMINEES WHO CURRENTLY ARE INDEPENDENT TRUSTEES

                                 TRUSTEE      PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH            SINCE         DURING PAST 5 YEARS           OTHER DIRECTORSHIP(S) HELD
----------------------           -------      -----------------------         --------------------------
Frank S. Bayley -- 1939........   1987     Of Counsel, law firm of Baker    Badgley Funds, Inc.
                                           & McKenzie                       (registered investment
                                                                            company)
Bruce L. Crockett -- 1944......   2001     Chairman, Crockett Technology    ACE Limited (insurance
                                           Associates (technology           company); Captaris, Inc.
                                           consulting company) and          (unified messaging provider)
                                           Captaris, Inc. (unified
                                           messaging provider)
Albert R. Dowden -- 1941.......   2001     Director of a number of public   Cortland Trust, Inc.
                                           and private business             (Chairman) (registered
                                           corporations, including the      investment company); Annuity
                                           Boss Group, Ltd. (private        and Life Re (Holdings), Ltd.
                                           investment and management) and   (insurance company)
                                           Magellan Insurance Company;
                                           formerly President, Chief
                                           Executive Officer and
                                           Director, Volvo Group North
                                           America, Inc.; Senior Vice
                                           President, AB Volvo and
                                           director of various affiliated
                                           Volvo Group companies
Edward K. Dunn, Jr. -- 1935....   2001     Formerly, Chairman, Mercantile   None
                                           Mortgage Corp.; President and
                                           Chief Operating Officer,
                                           Mercantile-Safe Deposit &
                                           Trust Co.; and President,
                                           Mercantile Bankshares Corp.
Jack M. Fields -- 1952.........   2001     Chief Executive Officer,         Administaff
                                           Twenty First Century Group,
                                           Inc. (government affairs
                                           company) and Texana Timber LP
Carl Frischling -- 1937........   2001     Partner, law firm of Kramer      Cortland Trust, Inc.
                                           Levin Naftalis & Frankel LLP     (registered investment
                                                                            company)
Prema Mathai-Davis -- 1950.....   2001     Formerly, Chief Executive        None
                                           Officer, YWCA of the USA
Lewis F. Pennock -- 1942.......   2001     Partner, law firm of Pennock &   None
                                           Cooper
Ruth H. Quigley -- 1935........   1987     Retired                          None
Louis S. Sklar -- 1939.........   2001     Executive Vice President,        None
                                           Development and Operations,
                                           Hines Interests Limited
                                           Partnership (real estate
                                           development company)

  NOMINEES WHO CURRENTLY ARE INTERESTED PERSONS

NAME, YEAR OF BIRTH AND          TRUSTEE      PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH TRUST       SINCE         DURING PAST 5 YEARS           OTHER DIRECTORSHIP(S) HELD
---------------------------      -------      -----------------------         --------------------------
Robert H. Graham(1) -- 1946....   1998     Director and Chairman, A I M     None
  Chairman and President                   Management Group Inc.
                                           (financial services holding
                                           company); and Director and
                                           Vice Chairman, AMVESCAP PLC
                                           (parent of AIM and a global
                                           investment management firm)
                                           and Chairman, AMVESCAP
                                           PLC -- AIM Division; formerly,
                                           President and Chief Executive
                                           Officer, A I M Management
                                           Group Inc.; Director, Chairman
                                           and President, A I M Advisors,
                                           Inc. (registered investment
                                           advisor); Director and
                                           Chairman, A I M Capital
                                           Management, Inc. (registered
                                           investment advisor), A I M
                                           Distributors, Inc. (registered
                                           broker dealer), A I M Fund
                                           Services, Inc. (registered
                                           transfer agent), and Fund
                                           Management Company (registered
                                           broker dealer); and Chief
                                           Executive Officer, AMVESCAP
                                           PLC-Managed Products
Mark H. Williamson(2) -- 1951..   2003     Director, President and Chief    Director of each of the ten
  Executive Vice President                 Executive Officer, A I M         INVESCO Funds
                                           Management Group Inc.;
                                           Director, Chairman and
                                           President, A I M Advisors,
                                           Inc. (registered investment
                                           advisor); Director, A I M
                                           Distributors, Inc. (registered
                                           broker dealer); and Chief
                                           Executive Officer of the AIM
                                           Division of AMVESCAP PLC
                                           (2003-present); formerly,
                                           Chief Executive Officer,
                                           Managed Products Division,
                                           AMVESCAP PLC (2001-2002);
                                           Chairman of the Board
                                           (1998-2002), President
                                           (1998-2002) and Chief
                                           Executive Officer (1998-2002)
                                           of INVESCO Funds Group, Inc.
                                           (registered investment
                                           advisor) and INVESCO
                                           Distributors, Inc. (registered
                                           broker dealer); Chief
                                           Operating Officer and Chairman
                                           of the Board of INVESCO Global
                                           Health Sciences Fund; Chairman
                                           and Chief Executive Officer of
                                           NationsBanc Advisors, Inc.;
                                           and Chairman of NationsBanc
                                           Investments, Inc.

---------------

(1) Mr. Graham is considered an interested person of Trust because he is a director of AMVESCAP PLC, parent of the advisor to, and principal underwriter of, Trust.

(2) Mr. Williamson is considered an interested person of Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, Trust.

  NEW NOMINEES WHO WILL BE INDEPENDENT TRUSTEES

                                        PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH                    DURING PAST 5 YEARS               OTHER DIRECTORSHIP(S) HELD
----------------------                  -----------------------             --------------------------
Bob R. Baker -- 1936...........   Consultant (2000-present);            None
                                  formerly, President and Chief
                                  Executive Officer (1988-2000) of
                                  AMC Cancer Research Center, Denver,
                                  Colorado; until mid-December 1988,
                                  Vice Chairman of the Board of First
                                  Columbia Financial Corporation,
                                  Englewood, Colorado; formerly,
                                  Chairman of the Board and Chief
                                  Executive Officer of First Columbia
                                  Financial Corporation.
James T. Bunch -- 1942.........   Co-President and Founder of Green,    None
                                  Manning & Bunch Ltd., Denver,
                                  Colorado (1988-present) (investment
                                  banking firm); Director and Vice
                                  President of Western Golf
                                  Association and Evans Scholars
                                  Foundation; Executive Committee,
                                  United States Golf Association;
                                  formerly, General Counsel and
                                  Director of Boettcher & Co.,
                                  Denver, Colorado; and formerly,
                                  Chairman and Managing Partner, law
                                  firm of Davis, Graham & Stubbs,
                                  Denver, Colorado.
Gerald J. Lewis -- 1933........   Chairman of Lawsuit Resolution        General Chemical Group, Inc.,
                                  Services, San Diego, California       Hampdon, New Hampshire (1996-
                                  (1987-present); formerly, Associate   present), Wheelabrator
                                  Justice of the California Court of    Technologies, Inc. (waste
                                  Appeals; and Of Counsel, law firm     management company), Fisher
                                  of Latham & Watkins, San Diego,       Scientific, Inc. (laboratory
                                  California (1987-1997).               supplies), Henley Manufacturing,
                                                                        Inc., and California Coastal
                                                                        Properties, Inc.
Larry Soll, Ph.D. -- 1942......   Retired; formerly, Chairman of the    Synergen Inc. (since incorporation
                                  Board (1987-1994), Chief Executive    in 1982) and Isis Pharmaceuticals,
                                  Officer (1982-1989 and 1993-1994)     Inc.
                                  and President (1982-1989) of
                                  Synergen Inc. (biotechnology
                                  company); and formerly, trustee of
                                  INVESCO Global Health Sciences
                                  Fund.

THE BOARD'S RECOMMENDATION ON PROPOSAL 2

     Your Board, including the independent trustees, unanimously recommends that you vote "FOR" these 16 nominees.

COMMITTEES OF THE BOARD

     The Board has four standing committees: an Audit Committee, an Investments Committee, a Valuation Committee and a Committee on Directors/Trustees. These committees will remain as part of the proposed combined board.

  AUDIT COMMITTEE

     The Audit Committee is comprised entirely of independent trustees. The current members of the Audit Committee are Messrs. Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Lewis F. Pennock, Louis S. Sklar, Dr. Prema Mathai-Davis and Miss Ruth
H. Quigley. The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by your Fund (including resolution of disagreements between your Fund's management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of your Fund; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy of financial reporting and asset valuation; and
(iv) pre-approving permissible non-audit services that are provided to your Fund by its independent auditors.

  COMMITTEE ON DIRECTORS/TRUSTEES

     The Committee on Directors/Trustees is comprised entirely of independent trustees. The current members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) nominating persons who are not interested persons of Trust for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of Trust at meetings called for the election of trustees; (ii) nominating persons who are not interested persons of Trust for selection as members of each committee of the Board, including, without limitation, the Audit Committee, the Committee on Directors/ Trustees, the Investments Committee and the Valuation Committee, and to nominate persons for selection as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the independent trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of Trust.

     The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

     Notice procedures set forth in Trust's bylaws require that any shareholder of your Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Secretary of Trust the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the meeting and not earlier than the close of business on the 120th day prior to the meeting. The notice must set forth: (i) as to each person whom the shareholder proposes to nominate for election or reelection as a trustee all information relating to such person that is required to be disclosed in solicitations of proxies for election of trustees in an election contest, or is otherwise required, in each case pursuant to Regulation 14A of the Securities Exchange Act of 1934 (including such person's written consent to being named in the proxy statement as a nominee and to serving as a trustee if elected); and
(ii) as to the shareholder giving the notice and the beneficial owner, if any, on whose behalf the nomination is made: (a) the name and address of such shareholder, as they appear on Trust's books, and of such beneficial owner; and
(b) the number of shares of each series portfolio of Trust which are owned of record or beneficially by such shareholder and such beneficial owner.

  INVESTMENTS COMMITTEE

     The current members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Carl Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

  VALUATION COMMITTEE

     The current members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies.

BOARD AND COMMITTEE MEETING ATTENDANCE

     During the fiscal year ended October 31, 2002, the Board met ten times, the Audit Committee met six times, the Committee on Directors/Trustees met five times, the Investments Committee met four times and the Valuation Committee met one time. All of the current trustees then serving attended at least 75% of the meetings of the Board or applicable committee during the most recent fiscal year.

TRUSTEE'S COMPENSATION

     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

     Information regarding compensation paid or accrued for each trustee of Trust who was not affiliated with AIM during the year ended December 31, 2002 is found in Exhibit D.

RETIREMENT PLAN FOR TRUSTEES

     The trustees have adopted a retirement plan for the trustees of Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

     The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

     Annual retirement benefits are available to each non-AIM-affiliated trustee of Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or
(ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received the benefits based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit. Payment of benefits under the plan is not secured or funded by Trust.

DEFERRED COMPENSATION AGREEMENTS

     Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the

"Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustees' retirement benefits commence under the plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustees' termination of service as a trustee of Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of Trust and of each other AIM Fund from which they are deferring compensation.

OFFICERS OF TRUST

     Information regarding the current officers of Trust can be found in Exhibit E.

SECURITY OWNERSHIP OF MANAGEMENT

     Information regarding the ownership of each class of your Fund's shares by trustees, nominees, and current executive officers of Trust can be found in Exhibit F.

TRUSTEE OWNERSHIP OF YOUR FUND'S SHARES

     The dollar range of equity securities beneficially owned by each trustee and nominee as of December 31, 2002 (i) in your Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex can be found in Exhibit G.

                INFORMATION ABOUT THE SPECIAL MEETING AND VOTING

PROXY STATEMENT/PROSPECTUS

     We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Special Meeting and at any adjournments of the Special Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Special Meeting. However, you do not need to attend the Special Meeting to vote your shares. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

     Trust intends to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about August 25, 2003 to all shareholders entitled to vote. Shareholders of record as of the close of business on July 25, 2003 (the "Record Date") are entitled to vote at the Special Meeting. The number of shares outstanding of each class of shares of your Fund on the Record Date can be found at Exhibit H.

     Each share is entitled to one vote for each full share held, and a fractional vote for a fractional share held.

TIME AND PLACE OF SPECIAL MEETING

     We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 on October 21, 2003, at 3:00 p.m., Central Time.

VOTING IN PERSON

     If you do attend the Special Meeting and wish to vote in person, we will provide you with a ballot prior to the vote. However, if your shares are held in the name of your broker, bank or other nominee, you must bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote. Please call Trust at (800) 952-3502 if you plan to attend the Special Meeting.

VOTING BY PROXY

     Whether you plan to attend the Special Meeting or not, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the Special Meeting and vote.

     If you properly fill in and sign your proxy card and send it to us in time to vote at the Special Meeting, your "proxy" (the individual named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares as recommended by the Board as follows and in accordance with management's recommendation on other matters:

     - FOR the proposal to approve the Agreement.

     - FOR the election of all 16 nominees for trustee.

     Your proxy will have the authority to vote and act on your behalf at any adjournment of the Special Meeting.

     If you authorize a proxy, you may revoke it at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of Trust in writing to the address of Trust set forth on the cover page of this Proxy Statement/Prospectus before the Special Meeting that you have revoked your proxy. In addition, although merely attending the Special Meeting will not revoke your proxy, if you are present at the Special Meeting you may withdraw your proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

VOTING BY TELEPHONE OR THE INTERNET

     You may vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the proxy card accompanying this Proxy Statement/Prospectus.

QUORUM REQUIREMENT AND ADJOURNMENT

     A quorum of shareholders is necessary to hold a valid meeting. A quorum will exist for Proposal 1 if shareholders entitled to vote one-third of the issued and outstanding shares of your Fund on the Record Date are present at the Special Meeting in person or by proxy. A quorum will exist for Proposal 2 if shareholders entitled to vote one-third of the issued and outstanding shares of Trust on the Record Date are present at the Special Meeting in person or by proxy.

     Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you. A "broker non-vote" occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine.

     Abstentions and broker non-votes will count as shares present at the Special Meeting for purposes of establishing a quorum.

     If a quorum is not present at the Special Meeting or a quorum is present but sufficient votes to approve a Proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Special Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR a Proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST such Proposal against such adjournment. A shareholder vote may be taken on a Proposal in this Proxy Statement/ Prospectus prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

VOTE NECESSARY TO APPROVE EACH PROPOSAL

     PROPOSAL 1. Approval of Proposal 1 requires the lesser of (a) the affirmative vote of 67% or more of the voting securities of your Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of your Fund are present or represented by proxy, or (b) the affirmative vote of more than 50% of the outstanding voting securities of your Fund. Abstentions and broker non-votes are counted as present but are not considered votes cast at the Special Meeting. As a result, they have the same effect as a vote against Proposal 1 because approval of Proposal 1 requires the affirmative vote of a percentage of the voting securities present or represented by proxy or a percentage of the outstanding voting securities.

     PROPOSAL 2. The affirmative vote of a plurality of votes cast at the Special Meeting is necessary to elect trustees, meaning that the trustee nominee with the most affirmative votes for a particular slot is elected for that slot. In an uncontested election for trustees, the plurality requirement is not a factor. Abstentions and broker non-votes will not count as votes cast and will have no effect on the outcome of this proposal.

PROXY SOLICITATION

     Trust has engaged the services of Georgeson Shareholder Communications Inc. ("Solicitor") to assist in the solicitation of proxies for the Special Meeting. Solicitor's costs are estimated to be approximately $63,000. Trust expects to solicit proxies principally by mail, but Trust or Solicitor may also solicit proxies by telephone, facsimile or personal interview. Trust's officers will not receive any additional or special compensation for any such solicitation. Your Fund will bear the costs and expenses incurred in connection with the Reorganization, including Solicitor's costs.

OTHER MATTERS

     Management does not know of any matters to be presented at the Special Meeting other than those discussed in this Proxy Statement/Prospectus. If any other matters properly come before the Special Meeting, the shares represented by proxies will be voted with respect thereto in accordance with management's recommendation.

SHAREHOLDER PROPOSALS

     As a general matter, your Fund does not hold regular meetings of shareholders. If you wish to submit a proposal for consideration at a meeting of shareholders of your Fund, you should send such proposal to Trust at the address set forth on the first page of this Proxy Statement/Prospectus. To be considered for presentation at a meeting of shareholders, Trust must receive proposals a reasonable time before proxy materials are prepared for the meeting. Your proposal also must comply with applicable law.

     For a discussion of procedures that you must follow if you want to propose an individual for nomination as a trustee, please refer to the section of this Proxy Statement/Prospectus entitled "Proposal 2 -- Committees of the
Board -- Committee on Directors/Trustees."

OWNERSHIP OF SHARES

     A list of the name, address and percent ownership of each person who, as of July 25, 2003 to the knowledge of Trust owned 5% or more of any class of the outstanding shares of your Fund can be found at Exhibit I.

     A list of the name, address and percent ownership of each person who, as of July 25, 2003 to the knowledge of Buyer owned 5% or more of any class of the outstanding shares of Buying Fund can be found at Exhibit J.

                         INDEPENDENT PUBLIC ACCOUNTANTS

     The Audit Committee of the Board has appointed PricewaterhouseCoopers LLP (the "Auditor") as Trust's independent public accountants for the fiscal year ending October 31, 2003. A representative of the Auditor is expected to be available at the Special Meeting and to have the opportunity to make a statement and respond to appropriate questions from the shareholders. The Audit Committee of the Board has considered whether the provision of the services below is compatible with maintaining the Auditor's independence.

FEES PAID TO THE AUDITOR RELATED TO TRUST

     The Auditor billed Trust (consisting of six separate series portfolios) aggregate fees for professional services rendered for the 2002 fiscal year as follows:

Audit Fees..................................................  $166,720
Financial Information Systems Design and Implementation
  Fees......................................................  $      0
All Other Fees*.............................................  $ 78,103
                                                              --------
Total Fees..................................................  $244,823

---------------

* All Other Fees includes fees billed for all other non-audit services, including fees for tax-related services rendered to Trust.

FEES PAID TO THE AUDITOR NOT RELATED TO TRUST

     The Auditor billed AIM aggregate fees for professional services rendered for the 2002 fiscal year to AIM, or any affiliate that provided services to Trust, as follows:

Financial Information Systems Design and Implementation
  Fees......................................................  $      0
All Other Fees**............................................  $346,364
                                                              --------
Total Fees..................................................  $346,364

---------------

** As required by SEC rules, All Other Fees includes amounts paid to the Auditor by your Fund's advisor and other related entities that provides support for the operations of Trust. All Other Fees include business advisory services performed for the selection of a transfer agent and its conversion. The services provided benefited many legal entities of AIM, including many other funds within the AIM Fund complex.

                                   EXHIBIT A

                                                              CORRESPONDING CLASSES OF
CLASSES OF SHARES OF YOUR FUND                                 SHARES OF BUYING FUND
------------------------------                                ------------------------
Class A shares..............................................       Class A shares
Class B shares..............................................       Class B shares
Class C shares..............................................       Class C shares

                                   EXHIBIT B

             COMPARISON OF PERFORMANCE OF YOUR FUND AND BUYING FUND

AIM GLOBAL FINANCIAL SERVICES FUND (YOUR FUND)

     The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

  ANNUAL TOTAL RETURNS

     The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1995..................................................................   19.06%
1996..................................................................   15.21%
1997..................................................................   30.32%
1998..................................................................   13.13%
1999..................................................................   24.24%
2000..................................................................   26.43%
2001..................................................................   -9.21%
2002..................................................................  -17.48%

     During the periods shown in the bar chart, the highest quarterly return was 24.04% (quarter ended December 31, 1998) and the lowest quarterly return was -21.49% (quarter ended September 30, 1998).

  PERFORMANCE TABLE

     The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

  Average Annual Total Returns (for the periods ended December 31, 2002)

                                                                              SINCE      INCEPTION
                                                        1 YEAR    5 YEARS   INCEPTION      DATE
                                                       --------   -------   ---------    ---------
Class A                                                                                  05/31/94
  Return Before Taxes................................  (21.41)%     4.86%     9.38%
  Return After Taxes on Distributions................  (21.41)%     3.46%     8.08%
  Return After Taxes on Distributions and Sale of
     Fund Shares.....................................  (13.15)%     3.39%     7.31%
MSCI AC World Free Index(1)
  (reflects no deduction for fees, expenses, or
  taxes).............................................  (18.98)%    (1.94)%    4.24%(2)   05/31/94(2)

---------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1) The Morgan Stanley Capital International All Country World Free Index measures the performance of securities listed on the major world stock exchanges of 47 markets, including both developed and emerging markets.

(2) The average annual total return given is since the inception date of the class with the longest performance history.

INVESCO FINANCIAL SERVICES FUND (BUYING FUND)

     Performance information in the bar chart below is that of the Fund's Investor Class shares, which has the longest operating history of the Fund's classes.

     The bar chart below shows the Fund's Investor Class shares actual yearly performance (commonly known as its "total return") for the years ended December 31 over the past decade. The table below shows the pre-tax and after-tax average annual total return of Investor Class shares for various periods ended December 31, 2002 compared to the S&P 500 Index and the S&P 500 Financials Index.

     After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption returns assume you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rates in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax return shown is not relevant.

     The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                   FINANCIAL SERVICES FUND -- INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1)(2)

'93.........................................................     18.52%
'94.........................................................     (5.89)%
'95.........................................................     39.81%
'96.........................................................     30.29%
'97.........................................................     44.79%
'98.........................................................     13.45%
'99.........................................................      0.73%
'00.........................................................     26.69%
'01.........................................................    (10.17)%
'02.........................................................    (15.56)%


Best Calendar Qtr. 9/00 22.76%
Worst Calendar Qtr. 9/98 (18.20%)

                                                               AVERAGE ANNUAL TOTAL RETURN
                                                                     AS OF 12/31/02
                                                              -----------------------------
                                                               1 YEAR    5 YEARS   10 YEARS
                                                              --------   -------   --------
Financial Services Fund(1)(2)
  Return Before Taxes.......................................  (15.56)%     1.89%    12.44%
  Return After Taxes on Distributions.......................  (15.60)%     0.59%     9.48%
  Return After Taxes on Distributions and Sale of Fund
     Shares.................................................   (9.53)%     1.43%     9.20%
S&P 500 Index(3) (reflects no deduction for fees, expenses
  or taxes).................................................  (22.09)%    (0.58)%    9.35%
S&P 500 Financials Index(3) (reflects no deduction for fees,
  expenses or taxes)........................................  (14.64)%     2.53%    14.08%

---------------

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of each class' expenses.

(2) Returns before taxes for Investor Class shares of Financial Services Funds year-to-date as of the calendar quarter ended June 30, 2003 was 11.02%.

(3) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The S&P 500 Financials Index is an unmanaged index that contains companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITs. Please keep in mind that the Indexes do not pay brokerage, management, administrative, or distribution expenses, all of which are paid by the classes and are reflected in their annual returns. Index returns also do not include sales charges or CDSCs that may be paid by the shareholder.

                                   EXHIBIT C

                    COMPARISON FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

     This table compares the shareholder fees and annual operating expenses, expressed as a percentage of net assets ("Expense Ratios"), of Class A, Class B, and Class C shares of AIM Global Financial Services Fund ("Selling Fund"), and of Class A, Class B, Class C, Class K, and Investor Class shares of INVESCO Financial Services Fund ("Buying Fund"). Pro Forma Combined Expense Ratios of Buying Fund giving effect to the reorganization of Selling Fund into Buying Fund are also provided.

                                             SELLING FUND                                BUYING FUND
                                           (AS OF 10/31/02)                            (AS OF 3/31/03)
                                     -----------------------------   ---------------------------------------------------
                                                                                                                INVESTOR
                                     CLASS A     CLASS B   CLASS C   CLASS A     CLASS B   CLASS C   CLASS K     CLASS
                                     SHARES      SHARES    SHARES    SHARES      SHARES    SHARES    SHARES      SHARES
                                     -------     -------   -------   -------     -------   -------   -------    --------
SHAREHOLDER FEES
 (fees paid directly from your
 investment)
Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of
 offering price)...................   4.75%        None      None     5.50%        None      None      None       None
Maximum Deferred Sales Charge
 (Load)(1).........................    None(2)(3)  5.00%    1.00%      None(3)(4)  5.00%    1.00%      None(5)    None
ANNUAL FUND OPERATING EXPENSES(6)
 (expenses that are deducted from
 fund asset)
Management Fees....................   0.98%       0.98%     0.98%     0.66%       0.66%     0.66%     0.66%      0.66%
Distribution and/or Service (12b-1)
 Fees(7)...........................   0.50%       1.00%     1.00%     0.35%       1.00%     1.00%     0.45%      0.25%
Other Expenses.....................   0.49%       0.49%     0.49%     0.50%       0.74%     0.79%     1.02%      0.49%
Total Annual Fund Operating
 Expenses(8)(9)....................   1.97%       2.47%     2.47%     1.51%       2.40%     2.45%     2.13%      1.40%

                                                        BUYING FUND
                                                     PRO FORMA COMBINED
                                                      (AS OF 3/31/03)
                                     --------------------------------------------------
                                                                               INVESTOR
                                     CLASS A     CLASS B   CLASS C   CLASS K    CLASS
                                     SHARES      SHARES    SHARES    SHARES     SHARES
                                     -------     -------   -------   -------   --------
SHAREHOLDER FEES
 (fees paid directly from your
 investment)
Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of
 offering price)...................   5.50%        None      None      None      None
Maximum Deferred Sales Charge
 (Load)(1).........................    None(3)(4)  5.00%    1.00%      None(5)   None
ANNUAL FUND OPERATING EXPENSES(6)
 (expenses that are deducted from
 fund asset)
Management Fees....................   0.64%       0.64%     0.64%     0.64%     0.64%
Distribution and/or Service (12b-1)
 Fees(7)...........................   0.35%       1.00%     1.00%     0.45%     0.25%
Other Expenses.....................   0.45%       0.47%     0.56%     0.88%     0.49%
Total Annual Fund Operating
 Expenses(8)(9)....................   1.44%       2.11%     2.20%     1.97%     1.38%

---------------

(1) For Selling Fund, calculated as a percentage of original purchase price or redemption proceeds, whichever is less. For Buying Fund and Buying Fund Pro Forma Combined, calculated as a percentage of original purchase price.

(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1% contingent deferred sales charge (CDSC) if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you buy $1,000,000 or more of Class A shares and redeem those shares within 18 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(4) For qualified plans investing in Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within 12 months from the initial deposit in the plan's INVESCO account.

(5) For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within 12 months from initial deposit in the plan's INVESCO account.

(6) There is no guarantee that actual expenses will be the same as those shown in the table.

(7) Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(8) AIM has voluntarily agreed to limit Total Annual Fund Operating Expenses on Selling Fund (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) on Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. The limitation may be terminated at any time.

(9) INVESCO has contractually agreed to waive fees and bear any expenses on Buying Fund through April 30, 2004 to limit Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 2.10%, 2.75%, 2.75% and 2.20% on Class A, Class B, Class C and Class K shares, respectively. INVESCO has also voluntarily agreed to limit Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 1.40%, 2.05%, 2.75% and 1.50% on Class A, Class B, Class C and Class K shares, respectively. The voluntary expense limitations cannot be revoked by INVESCO prior to May 2004. Effective June 1, 2002, INVESCO is entitled to reimbursement from the classes for fees and expenses absorbed pursuant to voluntary and contractual limitation commitments between INVESCO and Buying Fund if such reimbursement does not cause a class to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

EXPENSE EXAMPLE

     This Example is intended to help you compare the costs of investing in different classes of Selling Fund and Buying Fund with the cost of investing in other mutual funds. Pro Forma Combined costs of investing in different classes of Buying Fund giving effect to the reorganization of Selling Fund into Buying Fund are also provided. All costs are based upon the information set forth in the Fee Table above.

     The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay both if you redeem all of your shares at the end of those periods and if you do not redeem your shares. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                      ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                                      --------   -----------   ----------   ---------
SELLING FUND
Class A shares(1)
  Assuming complete redemption at end of period.....    $665       $1,064        $1,487      $2,662
  Assuming no redemption............................    $665       $1,064        $1,487      $2,662
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $750       $1,070        $1,516      $2,683
  Assuming no redemption(3).........................    $250       $  770        $1,316      $2,683
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $350       $  770        $1,316      $2,806
  Assuming no redemption............................    $250       $  770        $1,316      $2,806
BUYING FUND
Class A shares(1)
  Assuming complete redemption at end of period.....    $695       $1,001        $1,328      $2,252
  Assuming no redemption............................    $695       $1,001        $1,328      $2,252
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $743       $1,048        $1,480      $2,515
  Assuming no redemption(3).........................    $243       $  748        $1,280      $2,515
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $348       $  764        $1,306      $2,786
  Assuming no redemption............................    $248       $  764        $1,306      $2,786
Class K shares
  Assuming complete redemption at end of period.....    $216       $  667        $1,144      $2,462
  Assuming no redemption............................    $216       $  667        $1,144      $2,462
Investor Class shares
  Assuming complete redemption at end of period.....    $143       $  443        $  766      $1,680
  Assuming no redemption............................    $143       $  443        $  766      $1,680
BUYING FUND -- PRO FORMA COMBINED
Class A shares(1)
  Assuming complete redemption at end of period.....    $689       $  980        $1,294      $2,179
  Assuming no redemption............................    $689       $  980        $1,294      $2,179

                                                      ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                                      --------   -----------   ----------   ---------
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $714       $  961        $1,334      $2,271
  Assuming no redemption(3).........................    $214       $  661        $1,134      $2,271
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $323       $  688        $1,180      $2,534
  Assuming no redemption............................    $223       $  688        $1,180      $2,534
Class K shares
  Assuming complete redemption at end of period.....    $200       $  618        $1,062      $2,296
  Assuming no redemption............................    $200       $  618        $1,062      $2,296
Investor Class shares
  Assuming complete redemption at end of period.....    $141       $  437        $  755      $1,657
  Assuming no redemption............................    $141       $  437        $  755      $1,657

---------------

(1) Assumes payment of maximum sales charge by the investor.

(2) Assumes payment of the applicable CDSC.

(3) Assumes conversion of Class B shares to Class A shares at the end of the eighth year.

     THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OF FUTURE EXPENSES. SELLING FUND'S AND BUYING FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT SELLING FUND'S OR BUYING FUND'S PROJECTED OR ACTUAL PERFORMANCE.

     THE ACTUAL EXPENSES ATTRIBUTABLE TO EACH CLASS OF A FUND'S SHARES WILL DEPEND UPON, AMONG OTHER THINGS, THE LEVEL OF AVERAGE NET ASSETS AND THE EXTENT TO WHICH A FUND INCURS VARIABLE EXPENSES, SUCH AS TRANSFER AGENCY COSTS.

                                   EXHIBIT D

                           TRUSTEE COMPENSATION TABLE

     Set forth below is information regarding compensation paid or accrued for each trustee of Trust who was not affiliated with AIM during the year ended December 31, 2002:

                                                                                                 TOTAL
                                                                              ESTIMATED       COMPENSATION
                                       AGGREGATE     RETIREMENT BENEFITS        ANNUAL          FROM ALL
                                     COMPENSATION      ACCRUED BY ALL       BENEFITS UPON         AIM
NAME OF TRUSTEE                      FROM TRUST(1)      AIM FUNDS(2)        RETIREMENT(3)       FUNDS(4)
---------------                      -------------   -------------------   ----------------   ------------
Frank S. Bayley....................     $7,460            $142,800             $90,000          $150,000
Bruce L. Crockett..................      7,413              50,132              90,000           149,000
Owen Daly II(5)....................      1,047              40,045              75,000               -0-
Albert R. Dowden...................      7,460              57,955              90,000           150,000
Edward K. Dunn, Jr. ...............      7,413              94,149              90,000           149,000
Jack M. Fields.....................      7,460              29,153              90,000           153,000
Carl Frischling(6).................      7,460              74,511              90,000           150,000
Prema Mathai-Davis.................      7,460              33,931              90,000           150,000
Lewis F. Pennock...................      7,676              54,802              90,000           154,000
Ruth H. Quigley....................      7,460             142,502              90,000           153,000
Louis S. Sklar.....................      7,629              78,500              90,000           153,000

---------------

(1) Amounts shown are based on the fiscal year ended October 31, 2002. The total amount of compensation deferred by all trustees of Trust during the fiscal year ended October 31, 2002, including earnings, was $34,109.

(2) During the fiscal year ended October 31, 2002, the total amount of expenses allocated to Trust in respect of such retirement benefits was $3,876.

(3) Amounts shown assume each trustee serves until his or her normal retirement date.

(4) All trustees currently serve as directors or trustees of 17 registered investment companies advised by AIM.

(5) Mr. Daly was a trustee until December 31, 2001, when he retired.

(6) During the fiscal year ended October 31, 2002, Trust paid $25,413 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of Trust. Mr. Frischling is a partner of such firm.

                                   EXHIBIT E

                               OFFICERS OF TRUST

     The following table provides information with respect to the current officers of Trust. Each officer is elected by the Board and serves until his or her successor is chosen and qualified or until his or her resignation or removal by the Board. The business address of all officers of Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

NAME, YEAR OF BIRTH AND              OFFICER
POSITION(S) HELD WITH TRUST           SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------          -------         -------------------------------------------
Robert H. Graham -- 1946..........    1998     Director and Chairman, A I M Management Group Inc.
  Chairman and President                       (financial services holding company); and Director and
                                               Vice Chairman, AMVESCAP PLC (parent of AIM and a global
                                               investment management firm) and Chairman, AMVESCAP
                                               PLC -- AIM Division; formerly, President and Chief
                                               Executive Officer, A I M Management Group Inc.;
                                               Director, Chairman and President, A I M Advisors, Inc.
                                               (registered investment advisor); Director and Chairman,
                                               A I M Capital Management, Inc. (registered investment
                                               advisor), A I M Distributors, Inc. (registered broker
                                               dealer), A I M Fund Services, Inc. (registered transfer
                                               agent), and Fund Management Company (registered broker
                                               dealer); and Chief Executive Officer, AMVESCAP
                                               PLC-Managed Products
Mark H. Williamson -- 1951........    2003     Director, President and Chief Executive Officer, A I M
  Executive Vice President                     Management Group Inc.; Director, Chairman and
                                               President, A I M Advisors, Inc. (registered investment
                                               advisor); Director, A I M Distributors, Inc.
                                               (registered broker dealer); and Chief Executive Officer
                                               of the AIM Division of AMVESCAP PLC (2003-present);
                                               formerly, Chief Executive Officer, Managed Products
                                               Division, AMVESCAP PLC (2001-2002); Chairman of the
                                               Board (1998-2002), President (1998-2002) and Chief
                                               Executive Officer (1998-2002) of INVESCO Funds Group,
                                               Inc. (registered investment advisor) and INVESCO
                                               Distributors, Inc. (registered broker dealer); Chief
                                               Operating Officer and Chairman of the Board of INVESCO
                                               Global Health Sciences Fund; Chairman and Chief
                                               Executive Officer of NationsBanc Advisors, Inc.; and
                                               Chairman of NationsBanc Investments, Inc.
Kevin M. Carome -- 1956...........    2003     Director, Senior Vice President and General Counsel,
  Senior Vice President                        A I M Management Group Inc. (financial services holding
                                               company) and A I M Advisors, Inc.; and Vice President,
                                               A I M Capital Management, Inc., A I M Distributors,
                                               Inc. and A I M Fund Services, Inc.; Director, Vice
                                               President and General Counsel, Fund Management Company
Gary T. Crum -- 1947..............    1998     Director, Chairman and Director of Investments, A I M
  Senior Vice President                        Capital Management, Inc.; Director and Executive Vice
                                               President, A I M Management Group Inc.; Director and
                                               Senior Vice President, A I M Advisors, Inc.; and
                                               Director, A I M Distributors, Inc. and AMVESCAP PLC;
                                               formerly Chief Executive Officer and President, A I M
                                               Capital Management, Inc.
Stuart W. Coco -- 1955............    2002     Managing Director and Chief Research Officer -- Fixed
  Vice President                               Income, A I M Capital Management, Inc.; and Vice
                                               President, A I M Advisors, Inc.

NAME, YEAR OF BIRTH AND              OFFICER
POSITION(S) HELD WITH TRUST           SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------          -------         -------------------------------------------
Melville B. Cox -- 1943...........    1998     Vice President and Chief Compliance Officer, A I M
  Vice President                               Advisors, Inc. and A I M Capital Management, Inc.; and
                                               Vice President, A I M Fund Services, Inc.
Edgar M. Larsen -- 1940...........    2002     Vice President, A I M Advisors, Inc.; and President,
  Vice President                               Chief Executive Officer and Chief Investment Officer,
                                               A I M Capital Management, Inc.
Dana R. Sutton -- 1959............    1998     Vice President and Fund Treasurer, A I M Advisors, Inc.
  Vice President and Treasurer
Nancy L. Martin -- 1957...........    2003     Vice President, A I M Advisors, Inc.; and Vice
  Secretary                                    President and General Counsel, A I M Capital
                                               Management, Inc.

                                   EXHIBIT F

                        SECURITY OWNERSHIP OF MANAGEMENT

     To the best knowledge of Trust, the following table sets forth certain information regarding the ownership as of July 25, 2003 of the shares of beneficial interest of each class of each series portfolio of Trust by the trustees, nominees, and current executive officers of Trust.

                                                                                   NUMBER OF SHARES
                                                                                OWNED BENEFICIALLY AND
                                                            SERIES AND CLASS     PERCENTAGE OF CLASS*
                                                            ----------------   ------------------------
Frank S. Bayley...........................................
Bruce L. Crockett.........................................
Albert R. Dowden..........................................
Edward K. Dunn, Jr. ......................................
Jack M. Fields............................................
Carl Frischling...........................................
Robert H. Graham..........................................
Prema Mathai-Davis........................................
Lewis F. Pennock..........................................
Ruth H. Quigley...........................................
Louis S. Sklar............................................
Mark H. Williamson........................................
Bob R. Baker..............................................
James T. Bunch............................................
Gerald J. Lewis...........................................
Larry Soll, Ph.D. ........................................
Kevin M. Carome...........................................
Gary T. Crum..............................................
Stuart W. Coco............................................
Melville B. Cox...........................................
Edgar M. Larsen...........................................
Dana R. Sutton............................................
Nancy L. Martin...........................................

---------------

* To the best knowledge of Trust, the ownership of shares of each series portfolio of Trust by trustees, nominees, and current executive officers of Trust as a group constituted less than 1% of each class of each series portfolio of Trust as of July 25, 2003.

                                   EXHIBIT G

                        TRUSTEE OWNERSHIP OF FUND SHARES

     Set forth below is the dollar range of equity securities beneficially owned by each trustee and nominee as of December 31, 2002 (i) in your Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex:

                                                                                AGGREGATE DOLLAR RANGE OF
                                                                                EQUITY SECURITIES IN ALL
                                                                                  REGISTERED INVESTMENT
                                                                                   COMPANIES OVERSEEN
                                                      DOLLAR RANGE OF EQUITY        BY TRUSTEE IN THE
NAME OF TRUSTEE                                       SECURITIES IN YOUR FUND     AIM FUNDS COMPLEX(1)
---------------                                       -----------------------   -------------------------
INTERESTED TRUSTEES
Robert H. Graham....................................           None                    Over $100,000
Mark H. Williamson..................................           None                  $10,001-$50,000
INDEPENDENT TRUSTEES
Frank S. Bayley.....................................           None                  $10,001-$50,000
Bruce L. Crockett...................................           None                       $1-$10,000
Albert R. Dowden....................................           None                 $50,001-$100,000
Edward K. Dunn, Jr.(1)..............................           None                    Over $100,000
Jack M. Fields(1)...................................           None                    Over $100,000
Carl Frischling(1)..................................           None                    Over $100,000
Prema Mathai-Davis(1)...............................           None                    Over $100,000
Lewis F. Pennock....................................           None                 $50,001-$100,000
Ruth H. Quigley.....................................           None                       $1-$10,000
Louis S. Sklar(1)...................................           None                    Over $100,000
INDEPENDENT NOMINEES
Bob R. Baker........................................           None                             None
James T. Bunch......................................           None                             None
Gerald J. Lewis.....................................           None                             None
Larry Soll, Ph.D....................................           None                             None

---------------

(1) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   EXHIBIT H

          SHARES OUTSTANDING OF EACH CLASS OF YOUR FUND ON RECORD DATE

     As of July 25, 2003, there were the following number of shares outstanding of each class of your Fund:

CLASS A SHARES
  [ADD]
CLASS B SHARES
  [ADD]
CLASS C SHARES
  [ADD]

                                   EXHIBIT I

                        OWNERSHIP OF SHARES OF YOUR FUND

SIGNIFICANT HOLDERS

     Listed below is the name, address and percent ownership of each person who, as of July 25, 2003, to the best knowledge of Trust owned 5% or more of any class of the outstanding shares of your Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of your Fund is presumed to "control" your Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

                                                          CLASS OF    NUMBER OF     PERCENT OWNED
NAME AND ADDRESS                                           SHARES    SHARES OWNED    OF RECORD*
----------------                                          --------   ------------   -------------


---------------

* Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                   EXHIBIT J

                       OWNERSHIP OF SHARES OF BUYING FUND

SIGNIFICANT HOLDERS

     Listed below is the name, address and percent ownership of each person who, as of July 25, 2003, to the best knowledge of Buyer owned 5% or more of any class of the outstanding shares of Buying Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of Buying Fund is presumed to "control" Buying Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

                                                          CLASS OF    NUMBER OF     PERCENT OWNED
NAME AND ADDRESS                                           SHARES    SHARES OWNED    OF RECORD*
----------------                                          --------   ------------   -------------


---------------

* Buyer has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                                                      APPENDIX I

                                   AGREEMENT
                                      AND
                             PLAN OF REORGANIZATION
                                      FOR
                      AIM GLOBAL FINANCIAL SERVICES FUND,
                            A SEPARATE PORTFOLIO OF
                              AIM INVESTMENT FUNDS
                                AUGUST 13, 2003

                               TABLE OF CONTENTS

                                                                                PAGE
                                                                                ----
ARTICLE 1  DEFINITIONS........................................................   I-1
SECTION 1.1.      Definitions.................................................   I-1

ARTICLE 2  TRANSFER OF ASSETS.................................................   I-4
SECTION 2.1.      Reorganization of Selling Fund..............................   I-4
SECTION 2.2.      Computation of Net Asset Value..............................   I-4
SECTION 2.3.      Valuation Date..............................................   I-4
SECTION 2.4.      Delivery....................................................   I-5
SECTION 2.5.      Termination of Series.......................................   I-5
SECTION 2.6.      Issuance of Buying Fund Shares..............................   I-5
SECTION 2.7.      Investment Securities.......................................   I-5
SECTION 2.8.      Liabilities.................................................   I-6

ARTICLE 3  REPRESENTATIONS AND WARRANTIES OF SELLER...........................   I-6
SECTION 3.1.      Organization; Authority.....................................   I-6
SECTION 3.2.      Registration and Regulation of Seller.......................   I-6
SECTION 3.3.      Financial Statements........................................   I-6
SECTION 3.4.      No Material Adverse Changes; Contingent Liabilities.........   I-6
SECTION 3.5.      Selling Fund Shares; Business Operations....................   I-6
SECTION 3.6.      Accountants.................................................   I-7
SECTION 3.7.      Binding Obligation..........................................   I-7
SECTION 3.8.      No Breaches or Defaults.....................................   I-7
SECTION 3.9.      Authorizations or Consents..................................   I-7
SECTION 3.10.     Permits.....................................................   I-8
SECTION 3.11.     No Actions, Suits or Proceedings............................   I-8
SECTION 3.12.     Contracts...................................................   I-8
SECTION 3.13.     Properties and Assets.......................................   I-8
SECTION 3.14.     Taxes.......................................................   I-8
SECTION 3.15.     Benefit and Employment Obligations..........................   I-9
SECTION 3.16.     Brokers.....................................................   I-9
SECTION 3.17.     Voting Requirements.........................................   I-9
SECTION 3.18.     State Takeover Statutes.....................................   I-9
SECTION 3.19.     Books and Records...........................................   I-9
SECTION 3.20.     Prospectus and Statement of Additional Information..........   I-9
SECTION 3.21.     No Distribution.............................................   I-9
SECTION 3.22.     Liabilities of Selling Fund.................................   I-9
SECTION 3.23.     Value of Shares.............................................  I-10
SECTION 3.24.     Shareholder Expenses........................................  I-10
SECTION 3.25.     Intercompany Indebtedness; Consideration....................  I-10

ARTICLE 4  REPRESENTATIONS AND WARRANTIES OF BUYER............................  I-10
SECTION 4.1.      Organization; Authority.....................................  I-10
SECTION 4.2.      Registration and Regulation of Buyer........................  I-10
SECTION 4.3.      Financial Statements........................................  I-10
SECTION 4.4.      No Material Adverse Changes; Contingent Liabilities.........  I-10
SECTION 4.5.      Registration of Buying Fund Shares..........................  I-11

                                                                                PAGE
                                                                                ----
SECTION 4.6.      Accountants.................................................  I-11
SECTION 4.7.      Binding Obligation..........................................  I-11
SECTION 4.8.      No Breaches or Defaults.....................................  I-11
SECTION 4.9.      Authorizations or Consents..................................  I-12
SECTION 4.10.     Permits.....................................................  I-12
SECTION 4.11.     No Actions, Suits or Proceedings............................  I-12
SECTION 4.12.     Taxes.......................................................  I-12
SECTION 4.13.     Brokers.....................................................  I-13
SECTION 4.14.     Representations Concerning the Reorganization...............  I-13
SECTION 4.15.     Prospectus and Statement of Additional Information..........  I-13
SECTION 4.16.     Value of Shares.............................................  I-13
SECTION 4.17.     Intercompany Indebtedness; Consideration....................  I-14

ARTICLE 5  COVENANTS..........................................................  I-14
SECTION 5.1.      Conduct of Business.........................................  I-14
SECTION 5.2.      Announcements...............................................  I-14
SECTION 5.3.      Expenses....................................................  I-14
SECTION 5.4.      Further Assurances..........................................  I-14
SECTION 5.5.      Notice of Events............................................  I-14
SECTION 5.6.      Access to Information.......................................  I-15
SECTION 5.7.      Consents, Approvals and Filings.............................  I-15
SECTION 5.8.      Submission of Agreement to Shareholders.....................  I-15
SECTION 5.9.      Delay of Consummation of Reorganization.....................  I-15

ARTICLE 6  CONDITIONS PRECEDENT TO THE REORGANIZATION.........................  I-15
SECTION 6.1.      Conditions Precedent of Buyer...............................  I-15
SECTION 6.2.      Mutual Conditions...........................................  I-16
SECTION 6.3.      Conditions Precedent of Seller..............................  I-17

ARTICLE 7  TERMINATION OF AGREEMENT...........................................  I-17
SECTION 7.1       Termination.................................................  I-17
SECTION 7.2.      Survival After Termination..................................  I-17

ARTICLE 8  MISCELLANEOUS......................................................  I-18
SECTION 8.1.      Survival of Representations, Warranties and Covenants.......  I-18
SECTION 8.2.      Governing Law...............................................  I-18
SECTION 8.3.      Binding Effect, Persons Benefiting, No Assignment...........  I-18
SECTION 8.4.      Obligations of Buyer and Seller.............................  I-18
SECTION 8.5.      Amendments..................................................  I-18
SECTION 8.6.      Enforcement.................................................  I-18
SECTION 8.7.      Interpretation..............................................  I-18
SECTION 8.8.      Counterparts................................................  I-19
SECTION 8.9.      Entire Agreement; Exhibits and Schedules....................  I-19
SECTION 8.10.     Notices.....................................................  I-19
SECTION 8.11.     Representations by Seller Investment Adviser................  I-19
SECTION 8.12.     Representations by Buyer Investment Adviser.................  I-19
SECTION 8.13.     Successors and Assigns; Assignment..........................  I-20

                                                                                PAGE
                                                                                ----
Exhibit A         Excluded Liabilities of Selling Fund
Schedule 2.1      Classes of Shares of Selling Fund and Corresponding Classes
                  of Shares of Buying Fund
Schedule 3.4      Certain Contingent Liabilities of Selling Fund
Schedule 3.5(d)   Permitted Restructurings and Redomestications of Funds
Schedule 4.4      Certain Contingent Liabilities of Buying Fund
Schedule 4.5(a)   Portfolios of Buyer
Schedule 4.5(b)   Classes of Shares of Buying Fund and Number of Shares of
                  Each Class Buyer is Authorized to Issue
Schedule 5.1      Permitted Combinations of Funds
Schedule 6.2(f)   Tax Opinions

                      AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION, dated as of August 13, 2003 (this "Agreement"), by and among AIM Investment Funds, a Delaware statutory trust ("Seller"), acting on behalf of AIM Global Financial Services Fund ("Selling Fund"), a separate series of Seller, INVESCO Sector Funds, Inc., a Maryland corporation ("Buyer"), acting on behalf of INVESCO Financial Services Fund ("Buying Fund"), a separate series of Buyer, A I M Advisors, Inc., a Delaware corporation, and INVESCO Funds Group, Inc., a Delaware corporation.

                                   WITNESSETH

     WHEREAS, Seller is a management investment company registered with the SEC (as defined below) under the Investment Company Act (as defined below) that offers separate series of its shares representing interests in its investment portfolios, including Selling Fund, for sale to the public; and

     WHEREAS, Buyer is a management investment company registered with the SEC under the Investment Company Act that offers separate series of its shares representing interests in investment portfolios, including Buying Fund, for sale to the public; and

     WHEREAS, Buyer Investment Adviser (as defined below) provides investment advisory services to Buyer; and

     WHEREAS, Seller Investment Adviser (as defined below) provides investment advisory services to Seller; and

     WHEREAS, Selling Fund desires to provide for its reorganization through the transfer of all of its assets to Buying Fund in exchange for the assumption by Buying Fund of all of the Liabilities (as defined below) of Selling Fund and the issuance by Buyer of shares of Buying Fund in the manner set forth in this Agreement; and

     WHEREAS, this Agreement is intended to be and is adopted by the parties hereto as a Plan of Reorganization within the meaning of the regulations under
Section 368(a) of the Code (as defined below).

     NOW, THEREFORE, in consideration of the foregoing premises and the agreements and undertakings contained in this Agreement, Seller, Buyer, Buyer Investment Adviser and Seller Investment Adviser agree as follows:

                                   ARTICLE 1

                                  DEFINITIONS

     SECTION 1.1. Definitions. For all purposes in this Agreement, the following terms shall have the respective meanings set forth in this Section 1.1 (such definitions to be equally applicable to both the singular and plural forms of the terms herein defined):

     "Advisers Act" means the Investment Advisers Act of 1940, as amended, and all rules and regulations of the SEC adopted pursuant thereto.

     "Affiliated Person" means an affiliated person as defined in Section 2(a)(3) of the Investment Company Act.

     "Agreement" means this Agreement and Plan of Reorganization, together with all exhibits and schedules attached hereto and all amendments hereto and thereof.

     "Applicable Law" means the applicable laws of the state in which each of Buyer and Seller has been organized and shall include, as applicable, the Delaware Statutory Trust Act and the Maryland General Corporation Law.

     "Benefit Plan" means any material "employee benefit plan" (as defined in Section 3(3) of ERISA) and any material bonus, deferred compensation, incentive compensation, stock ownership, stock purchase, stock option, phantom stock, vacation, retirement, profit sharing, welfare plans or other plan, arrangement or understanding maintained or contributed to by Seller on behalf of Selling Fund, or otherwise providing benefits to any current or former employee, officer or director/trustee of Seller.

     "Buyer" means INVESCO Sector Funds, Inc., a Maryland corporation.

     "Buyer Counsel" means Kirkpatrick & Lockhart LLP.

     "Buyer Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of Buying Fund.

     "Buyer Investment Adviser" means INVESCO Funds Group, Inc.

     "Buyer Registration Statement" means the registration statement on Form N-1A of Buyer, as amended, 1940 Act Registration No. 811-03826.

     "Buying Fund" means INVESCO Financial Services Fund, a separate series of Buyer.

     "Buying Fund Auditors" means PricewaterhouseCoopers LLP.

     "Buying Fund Financial Statements" means the audited financial statements of Buying Fund for the fiscal year ended March 31, 2003.

     "Buying Fund Shares" means shares of each class of Buying Fund issued pursuant to Section 2.6 of this Agreement.

     "Closing" means the transfer of the assets of Selling Fund to Buying Fund, the assumption of all of Selling Fund's Liabilities by Buying Fund and the issuance of Buying Fund Shares directly to Selling Fund Shareholders as described in Section 2.1 of this Agreement.

     "Closing Date" means October 27, 2003, or such other date as the parties may mutually agree upon.

     "Code" means the Internal Revenue Code of 1986, as amended, and all rules and regulations adopted pursuant thereto.

     "corresponding" means, when used with respect to a class of shares of Selling Fund or Buying Fund, the classes of their shares set forth opposite each other on Schedule 2.1.

     "Effective Time" means 8:00 a.m. Eastern Time on the Closing Date.

     "ERISA" means the Employee Retirement Income Security Act of 1974, as amended, and all rules or regulations adopted pursuant thereto.

     "Exchange Act" means the Securities Exchange Act of 1934, as amended, and all rules and regulations adopted pursuant thereto.

     "Exchangeability Date" means the first date on which Buyer Investment Adviser determines that shares of retail mutual funds advised by Buyer Investment Adviser and shares of retail mutual funds advised by Seller Investment Adviser generally may be exchanged for shares of the same or a similar class of each other.

     "Governing Documents" means the organic documents which govern the business and operations of each of Buyer and Seller and shall include, as applicable, the Charter, Amended and Restated Agreement and Declaration of Trust, Amended and Restated Bylaws and Bylaws.

     "Governmental Authority" means any foreign, United States or state government, government agency, department, board, commission (including the SEC) or instrumentality, and any court, tribunal or arbitrator of competent jurisdiction, and any governmental or non-governmental self-regulatory organization, agency or authority (including the NASD Regulation, Inc., the Commodity Futures Trading

Commission, the National Futures Association, the Investment Management Regulatory Organization Limited and the Office of Fair Trading).

     "Investment Company Act" means the Investment Company Act of 1940, as amended, and all rules and regulations adopted pursuant thereto.

     "Liabilities" means all of the liabilities of any kind of Selling Fund, including without limitation all liabilities included in the calculation of the net asset value per share of each class of Selling Fund Shares on the Closing Date, but not including the excluded liabilities set forth on Exhibit A.

     "Lien" means any pledge, lien, security interest, charge, claim or encumbrance of any kind.

     "Material Adverse Effect" means an effect that would cause a change in the condition (financial or otherwise), properties, assets or prospects of an entity having an adverse monetary effect in an amount equal to or greater than $50,000.

     "NYSE" means the New York Stock Exchange.

     "Permits" shall have the meaning set forth in Section 3.10 of this Agreement.

     "Person" means an individual or a corporation, partnership, joint venture, association, trust, unincorporated organization or other entity.

     "Reorganization" means the acquisition of the assets of Selling Fund by Buying Fund in consideration of the assumption by Buying Fund of all of the Liabilities of Selling Fund and the issuance by Buyer of Buying Fund Shares directly to Selling Fund Shareholders as described in this Agreement, and the termination of Selling Fund's status as a designated series of shares of Seller.

     "Required Shareholder Vote" means the lesser of (a) the affirmative vote of 67% or more of the voting securities of Selling Fund present or represented by proxy at the Shareholders Meeting, if the holders of more than 50% of the outstanding voting securities of Selling Fund are present or represented by proxy, or (b) the affirmative vote of more than 50% of the outstanding voting securities of Selling Fund.

     "Return" means any return, report or form or any attachment thereto required to be filed with any taxing authority.

     "SEC" means the United States Securities and Exchange Commission.

     "Securities Act" means the Securities Act of 1933, as amended, and all rules and regulations adopted pursuant thereto.

     "Seller" means AIM Investment Funds, a Delaware statutory trust.

     "Seller Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of Selling Fund.

     "Seller Investment Adviser" means A I M Advisors, Inc.

     "Seller Registration Statement" means the registration statement on Form N-1A of Seller, as amended, 1940 Act Registration No. 811-05426.

     "Selling Fund" means AIM Global Financial Services Fund, a separate series of Seller.

     "Selling Fund Auditors" means PricewaterhouseCoopers LLP.

     "Selling Fund Financial Statements" means the audited financial statements of Selling Fund for the fiscal year ended October 31, 2002 and the unaudited financial statements of Selling Fund for the period ended April 30, 2003

     "Selling Fund Shareholders" means the holders of record of the outstanding shares of each class of Selling Fund as of the close of regular trading on the NYSE on the Valuation Date.

     "Selling Fund Shares" means the outstanding shares of each class of Selling Fund.

     "Shareholders Meeting" means a meeting of the shareholders of Selling Fund convened in accordance with Applicable Law and the Governing Documents of Seller to consider and vote upon the approval of this Agreement and, in connection therewith, the sale of all of Selling Fund's assets and the termination of Selling Fund as a designated series of Seller.

     "Tax" means any tax or similar governmental charge, impost or levy (including income taxes (including alternative minimum tax and estimated tax), franchise taxes, transfer taxes or fees, sales taxes, use taxes, gross receipts taxes, value added taxes, employment taxes, excise taxes, ad valorem taxes, property taxes, withholding taxes, payroll taxes, minimum taxes, or windfall profit taxes), together with any related penalties, fines, additions to tax or interest, imposed by the United States or any state, county, local or foreign government or subdivision or agency thereof.

     "Termination Date" means December 31, 2003, or such later date as the parties may mutually agree upon.

     "Treasury Regulations" means the Federal income tax regulations adopted pursuant to the Code.

     "Valuation Date" shall have the meaning set forth in Section 2.2 of this Agreement.

                                   ARTICLE 2

                               TRANSFER OF ASSETS

     SECTION 2.1. Reorganization of Selling Fund. At the Effective Time, all of the assets of Selling Fund shall be delivered to Buyer Custodian for the account of Buying Fund in exchange for the assumption by Buying Fund of all of the Liabilities of Selling Fund and delivery by Buyer directly to the holders of record as of the Effective Time of the issued and outstanding shares of each class of Selling Fund of a number of shares of each corresponding class of Buying Fund, as set forth on Schedule 2.1 (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of Selling Fund so transferred, assigned and delivered, all determined and adjusted as provided in Section 2.2 below. Upon delivery of such assets, Buying Fund will receive good and marketable title to such assets free and clear of all Liens.

     SECTION 2.2.  Computation of Net Asset Value.

     (a) The net asset value per share of each class of Buying Fund Shares, and the value of the assets and the amount of the Liabilities of Selling Fund, shall, in each case, be determined as of the close of regular trading on the NYSE on the business day next preceding the Closing Date (the "Valuation Date").

     (b) The net asset value per share of each class of Buying Fund Shares shall be computed in accordance with the policies and procedures of Buying Fund as described in the Buyer Registration Statement.

     (c) The value of the assets and the amount of the Liabilities of Selling Fund to be transferred to Buying Fund pursuant to this Agreement shall be computed in accordance with the policies and procedures of Selling Fund as described in the Seller Registration Statement.

     (d) Subject to Sections 2.2(b) and (c) above, all computations of value regarding the assets and Liabilities of Selling Fund and the net asset value per share of each class of Buying Fund Shares to be issued pursuant to this Agreement shall be made by agreement of Seller and Buyer. The parties agree to use commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with their respective pricing policies and procedures.

     SECTION 2.3. Valuation Date. The share transfer books of Selling Fund will be permanently closed as of the close of business on the Valuation Date and only requests for the redemption of shares of Selling Fund received in proper form prior to the close of regular trading on the NYSE on the Valuation Date shall be accepted by Selling Fund. Redemption requests thereafter received by Selling Fund shall be deemed to be redemption requests for Buying Fund Shares of the corresponding class (assuming that the transactions contemplated by this Agreement have been consummated), to be distributed to Selling Fund Shareholders under this Agreement.

     SECTION 2.4.  Delivery.

     (a) No later than three (3) business days preceding the Closing Date, Seller shall instruct Seller Custodian to transfer all assets held by Selling Fund to the account of Buying Fund maintained at Buyer Custodian. Such assets shall be delivered by Seller to Buyer Custodian on the Closing Date. The assets so delivered shall be duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash held by Selling Fund shall be delivered on the Closing Date and shall be in the form of currency or wire transfer in Federal funds, payable to the order of the account of Buying Fund at Buyer Custodian.

     (b) If, on the Closing Date, Selling Fund is unable to make delivery in the manner contemplated by Section 2.4(a) of securities held by Selling Fund for the reason that any of such securities purchased prior to the Closing Date have not yet been delivered to Selling Fund or its broker, then Buyer shall waive the delivery requirements of Section 2.4(a) with respect to said undelivered securities if Selling Fund has delivered to Buyer Custodian by or on the Closing Date, and with respect to said undelivered securities, executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by Buyer or Buyer Custodian, including brokers' confirmation slips.

     SECTION 2.5. Termination of Series. Following receipt of the Required Shareholder Vote and as soon as reasonably practicable after the Closing Date, the status of Selling Fund as a designated series of Seller shall be terminated; provided, however, that the termination of Selling Fund as a designated series of Seller shall not be required if the Reorganization shall not have been consummated.

     SECTION 2.6. Issuance of Buying Fund Shares. At the Effective Time, Selling Fund Shareholders holding shares of a class of Selling Fund shall be issued that number of full and fractional shares of the corresponding class of Buying Fund having a net asset value equal to the net asset value of such shares of such class of Selling Fund held by Selling Fund Shareholders on the Valuation Date. All issued and outstanding shares of Selling Fund shall thereupon be canceled on the books of Seller. Seller shall provide instructions to the transfer agent of Buyer with respect to the shares of each class of Buying Fund to be issued to Selling Fund Shareholders. Buyer shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. Buyer shall record on its books the ownership of the shares of each class of Buying Fund by Selling Fund Shareholders and shall forward a confirmation of such ownership to Selling Fund Shareholders. No redemption or repurchase of such shares credited to former Selling Fund Shareholders in respect of Selling Fund Shares represented by unsurrendered share certificates shall be permitted until such certificates have been surrendered to Buyer for cancellation, or if such certificates are lost or misplaced, until lost certificate affidavits have been executed and delivered to Buyer.

     SECTION 2.7. Investment Securities. On or prior to the Valuation Date, Seller shall deliver a list setting forth the securities Selling Fund then owned together with the respective Federal income tax bases thereof and holding periods therefor. Seller shall provide to Buyer on or before the Valuation Date detailed tax basis accounting records for each security to be transferred to it pursuant to this Agreement. Such records shall be prepared in accordance with the requirements for specific identification tax lot accounting and clearly reflect the bases used for determination of gain and loss realized on the sale of any security transferred to Buying Fund hereunder. Such records shall be made available by Seller prior to the Valuation Date for inspection by the Treasurer (or his or her designee) or the auditors of Buyer upon reasonable request.

     SECTION 2.8. Liabilities. Selling Fund shall use reasonable best efforts to discharge all of its known liabilities, so far as may be possible, prior to the Closing Date.

                                   ARTICLE 3

                    REPRESENTATIONS AND WARRANTIES OF SELLER

     Seller, on behalf of Selling Fund, represents and warrants to Buyer as follows:

     SECTION 3.1. Organization; Authority. Seller is duly organized, validly existing and in good standing under Applicable Law, with all requisite corporate or trust power, as applicable, and authority to enter into this Agreement and perform its obligations hereunder.

     SECTION 3.2. Registration and Regulation of Seller. Seller is duly registered with the SEC as an investment company under the Investment Company Act and all Selling Fund Shares which have been or are being offered for sale have been duly registered under the Securities Act and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Seller to revoke or rescind any such registration or qualification. Selling Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Selling Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the Seller Registration Statement. The value of the net assets of Selling Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Selling Fund and all purchases and redemptions of Selling Fund Shares have been effected at the net asset value per share calculated in such manner.

     SECTION 3.3. Financial Statements. The books of account and related records of Selling Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited Selling Fund Financial Statements previously delivered to Buyer present fairly in all material respects the financial position of Selling Fund as of the date(s) indicated and the results of operations and changes in net assets for the period(s) then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period(s) then ended.

     SECTION 3.4. No Material Adverse Changes; Contingent Liabilities. Since the date of the most recent financial statements included in the Selling Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Selling Fund or the status of Selling Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Selling Fund or occurring in the ordinary course of business of Selling Fund or Seller. Except as set forth on Schedule 3.4, there are no contingent liabilities of Selling Fund not disclosed in the Selling Fund Financial Statements and no contingent liabilities of Selling Fund have arisen since the date of the most recent financial statements included in the Selling Fund Financial Statements.

     SECTION 3.5.  Selling Fund Shares; Business Operations.

     (a) Selling Fund Shares have been duly authorized and validly issued and are fully paid and non-assessable.

     (b) During the five-year period ending on the date of the Reorganization, neither Selling Fund nor any person related to Selling Fund (as defined in Section 1.368-1(e)(3) of the Treasury Regulations without regard to Section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of Selling Fund for consideration other than shares of Selling Fund, except for shares redeemed in the ordinary course of Selling Fund's business as an open-end investment company as required by the Investment Company Act, or (ii) made distributions with respect to Selling Fund's shares, except for (a) distributions necessary to satisfy the requirements of

Sections 852 and 4982 of the Code for qualification as a regulated investment company and avoidance of excise tax liability and (b) additional distributions, to the extent such additional distributions do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in Selling Fund on the Effective Date.

     (c) At the time of its Reorganization, Selling Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire Selling Fund Shares, except for the right of investors to acquire Selling Fund Shares at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

     (d) From the date it commenced operations and ending on the Closing Date, Selling Fund will have conducted its historic business within the meaning of
Section 1.368-1(d)(2) of the Treasury Regulations in a substantially unchanged manner. In anticipation of its Reorganization, Selling Fund will not dispose of assets that, in the aggregate, will result in less than fifty percent (50%) of its historic business assets (within the meaning of Section 1.368-1(d)(3) of the Treasury Regulations) being transferred to Buying Fund; provided, however, that this Section 3.5(d) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d).

     (e) Seller does not have, and has not had during the six (6) months prior to the date of this Agreement, any employees, and shall not hire any employees from and after the date of this Agreement through the Closing Date.

     SECTION 3.6. Accountants. Selling Fund Auditors, which have reported upon the Selling Fund Financial Statements for the fiscal year or period, as applicable, ended on the date of the most recent financial statements included in the Selling Fund Financial Statements are independent public accountants as required by the Securities Act and the Exchange Act.

     SECTION 3.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by Seller on behalf of Selling Fund and, assuming this Agreement has been duly executed and delivered by Buyer and approved by the shareholders of Selling Fund, constitutes the legal, valid and binding obligation of Seller enforceable against Seller in accordance with its terms from and with respect to the revenues and assets of Selling Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors rights generally, or by general equity principles (whether applied in a court of law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

     SECTION 3.8. No Breaches or Defaults. The execution and delivery of this Agreement by Seller on behalf of Selling Fund and performance by Seller of its obligations hereunder has been duly authorized by all necessary corporate or trust action, as applicable, on the part of Seller, other than approval by the shareholders of Selling Fund, and (i) do not, and on the Closing Date will not, result in any violation of the Governing Documents of Seller and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Selling Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Seller is a party or by which it may be bound and which relates to the assets of Selling Fund or to which any property of Selling Fund may be subject; (B) any Permit (as defined below); or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Seller or any property of Selling Fund. Seller is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     SECTION 3.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date and those that must be made after the Closing Date to comply with

Section 2.5 of this Agreement, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by Seller in connection with the due execution and delivery by Seller of this Agreement and the consummation by Seller of the transactions contemplated hereby.

     SECTION 3.10. Permits. Seller has in full force and effect all approvals, consents, authorizations, certificates, filings, franchises, licenses, notices, permits and rights of Governmental Authorities (collectively, "Permits") necessary for it to conduct its business as presently conducted as it relates to Selling Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Seller there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     SECTION 3.11.  No Actions, Suits or Proceedings.

     (a) There is no pending action, suit or proceeding, nor, to the knowledge of Seller, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against Seller before any Governmental Authority which questions the validity or legality of this Agreement or of the actions contemplated hereby or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

     (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Seller, threatened in writing or, if probable of assertion, orally, against Seller affecting any property, asset, interest or right of Selling Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Selling Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Seller's conduct of the business of Selling Fund affecting in any significant respect the conduct of such business. Seller is not, and has not been, to the knowledge of Seller, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Selling Fund.

     SECTION 3.12. Contracts. Seller is not in default under any contract, agreement, commitment, arrangement, lease, insurance policy or other instrument to which it is a party and which involves or affects the assets of Selling Fund, by which the assets, business, or operations of Selling Fund may be bound or affected, or under which it or the assets, business or operations of Selling Fund receives benefits, and which default could reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect, and, to the knowledge of Seller there has not occurred any event that, with the lapse of time or the giving of notice or both, would constitute such a default.

     SECTION 3.13. Properties and Assets. Selling Fund has good and marketable title to all properties and assets reflected in the Selling Fund Financial Statements as owned by it, free and clear of all Liens, except as described in the Selling Fund Financial Statements.

     SECTION 3.14.  Taxes.

     (a) Selling Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Selling Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. Selling Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of Selling Fund for treatment as a "regulated investment company" for tax purposes and (ii) eliminate any tax liability of Selling Fund arising by reason of undistributed investment company taxable income or net capital gain, Seller will declare on or prior to the Valuation Date to the shareholders of Selling Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Selling Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended October 31, 2002 and for the short taxable year beginning on November 1, 2002 and ending on the Closing Date and (B) all of Selling Fund's net capital gain recognized in its taxable year ended October 31, 2002 and in such short taxable year (after reduction for any capital loss carryover).

     (b) Selling Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Selling Fund Financial Statements for all Taxes in respect of all periods ended on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Selling Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Selling Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

     SECTION 3.15. Benefit and Employment Obligations. As of the Closing Date, Selling Fund will have no obligation to provide any post-retirement or post-employment benefit to any Person, including but not limited to under any Benefit Plan, and will have no obligation to provide unfunded deferred compensation or other unfunded or self-funded benefits to any Person.

     SECTION 3.16. Brokers. No broker, finder or similar intermediary has acted for or on behalf of Seller in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with Seller or any action taken by it.

     SECTION 3.17. Voting Requirements. The Required Shareholder Vote is the only vote of the holders of any class of shares of Selling Fund necessary to approve this Agreement and, in connection therewith, the sale of all of Selling Fund's assets and the termination of Selling Fund as a designated series of Seller.

     SECTION 3.18. State Takeover Statutes. No state takeover statute or similar statute or regulation applies or purports to apply to this Agreement or any of the transactions contemplated by this Agreement.

     SECTION 3.19. Books and Records. The books and records of Seller relating to Selling Fund, reflecting, among other things, the purchase and sale of Selling Fund Shares, the number of issued and outstanding shares owned by each Selling Fund Shareholder and the state or other jurisdiction in which such shares were offered and sold, are complete and accurate in all material respects.

     SECTION 3.20. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Selling Fund as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     SECTION 3.21. No Distribution. Buying Fund Shares are not being acquired for the purpose of any distribution thereof, other than in accordance with the terms of this Agreement.

     SECTION 3.22. Liabilities of Selling Fund. The Liabilities of Selling Fund that are to be assumed by Buying Fund in connection with the Reorganization, or to which the assets of Selling Fund to be transferred in the Reorganization are subject, were incurred by Selling Fund in the ordinary course of its business. The fair market value of the assets of Selling Fund to be transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities to be assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets will be subject. The total adjusted basis of the assets of Selling Fund to be transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities to be assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets will be subject.

     SECTION 3.23. Value of Shares. The fair market value of the shares of each class of Buying Fund received by Selling Fund Shareholders in the Reorganization will be approximately equal to the fair market value of the shares of each corresponding class of Selling Fund constructively surrendered in exchange therefor.

     SECTION 3.24. Shareholder Expenses. Selling Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

     SECTION 3.25. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between Seller and Buyer that was issued or acquired, or will be settled, at a discount. No consideration other than Buying Fund Shares (and Buying Fund's assumption of Selling Fund's Liabilities, including for this purpose any liabilities to which the assets of Selling Fund are subject) will be given in exchange for the assets of Selling Fund acquired by Buying Fund in connection with the Reorganization.

                                   ARTICLE 4

                    REPRESENTATIONS AND WARRANTIES OF BUYER

     Buyer, on behalf of Buying Fund, represents and warrants to Seller as follows:

     SECTION 4.1. Organization; Authority. Buyer is duly organized, validly existing and in good standing under Applicable Law, with all requisite corporate or trust power, as applicable, and authority to enter into this Agreement and perform its obligations hereunder.

     SECTION 4.2. Registration and Regulation of Buyer. Buyer is duly registered with the SEC as an investment company under the Investment Company Act. Buying Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Buying Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Buyer Registration Statement. The value of the net assets of Buying Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Buying Fund and all purchases and redemptions of Buying Fund Shares have been effected at the net asset value per share calculated in such manner.

     SECTION 4.3. Financial Statements. The books of account and related records of Buying Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited Buying Fund Financial Statements previously delivered to Seller present fairly in all material respects the financial position of Buying Fund as of the date(s) indicated and the results of operations and changes in net assets for the period(s) then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period(s) then ended.

     SECTION 4.4. No Material Adverse Changes; Contingent Liabilities. Since the date of the most recent financial statements included in the Buying Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Buying Fund or the status of Buying Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Buying Fund or occurring in the ordinary course of business of Buying Fund or Buyer. There are no contingent liabilities of Buying Fund not disclosed in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles. Except as set forth on
Schedule 4.4, no contingent liabilities of Buying Fund have arisen since the date of the most recent financial statements included in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

     SECTION 4.5.  Registration of Buying Fund Shares.

     (a) The shares of Buyer are divided into those portfolios, including Buying Fund, that are set forth on Schedule 4.5(a).

     (b) Buying Fund currently has those classes of shares that are set forth on
Schedule 4.5(b). Under its Governing Documents, Buyer is authorized to issue the number of shares of each such class that is set forth on Schedule 4.5(b).

     (c) Buying Fund Shares to be issued pursuant to Section 2.6 shall on the Closing Date be duly registered under the Securities Act by a Registration Statement on Form N-14 of Buyer then in effect.

     (d) Buying Fund Shares to be issued pursuant to Section 2.6 are duly authorized and on the Closing Date will be validly issued and fully paid and non-assessable and will conform to the description thereof contained in the Registration Statement on Form N-14 then in effect. At the time of its Reorganization, Buying Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire shares of Buying Fund, except for the right of investors to acquire shares of Buying Fund at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

     (e) The combined proxy statement/prospectus (the "Combined Proxy Statement/Prospectus"), which forms a part of Buyer's Registration Statement on Form N-14, shall be furnished to the shareholders of Selling Fund entitled to vote at the Shareholders Meeting. The Combined Proxy Statement/Prospectus and related Statement of Additional Information of Buying Fund, when they become effective, shall conform to the applicable requirements of the Securities Act and the Investment Company Act and shall not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, provided, however, that no representation or warranty is made with respect to written information provided by Seller for inclusion in the Combined Proxy Statement/Prospectus.

     (f) The shares of Buying Fund which have been or are being offered for sale (other than the Buying Fund Shares to be issued in connection with the Reorganization) have been duly registered under the Securities Act by the Buyer Registration Statement and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Buyer to revoke or rescind any such registration or qualification.

     SECTION 4.6. Accountants. Buying Fund Auditors, which have reported upon the Buying Fund Financial Statements for the fiscal year or period, as applicable, ended on the date of the most recent financial statements included in the Buying Fund Financial Statements are independent public accountants as required by the Securities Act and the Exchange Act.

     SECTION 4.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by Buyer on behalf of Buying Fund and, assuming this Agreement has been duly executed and delivered by Seller, constitutes the legal, valid and binding obligation of Buyer, enforceable against Buyer in accordance with its terms from and with respect to the revenues and assets of Buying Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors' rights generally, or by general equity principles (whether applied in a court or law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

     SECTION 4.8. No Breaches or Defaults. The execution and delivery of this Agreement by Buyer on behalf of Buying Fund and performance by Buyer of its obligations hereunder have been duly authorized by all necessary corporate or trust action, as applicable, on the part of Buyer and (i) do not, and on the

Closing Date will not, result in any violation of the Governing Documents of Buyer and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Buying Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Buyer is a party or by which it may be bound and which relates to the assets of Buying Fund or to which any properties of Buying Fund may be subject; (B) any Permit; or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Buyer or any property of Buying Fund. Buyer is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     SECTION 4.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by Buyer in connection with the due execution and delivery by Buyer of this Agreement and the consummation by Buyer of the transactions contemplated hereby.

     SECTION 4.10. Permits. Buyer has in full force and effect all Permits necessary for it to conduct its business as presently conducted as it relates to Buying Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Buyer there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     SECTION 4.11.  No Actions, Suits or Proceedings.

     (a) There is no pending action, suit or proceeding, nor, to the knowledge of Buyer, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against Buyer before any Governmental Authority which questions the validity or legality of this Agreement or of the transactions contemplated hereby, or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

     (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Buyer, threatened in writing or, if probable of assertion, orally, against Buyer, affecting any property, asset, interest or right of Buying Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Buying Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Buyer's conduct of the business of Buying Fund affecting in any significant respect the conduct of such business. Buyer is not, and has not been, to the knowledge of Buyer, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Buying Fund.

     SECTION 4.12.  Taxes.

     (a) Buying Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Buying Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. Buying Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

     (b) Buying Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Buying Fund Financial Statements for all Taxes in respect of all periods ending on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Buying Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Buying Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

     SECTION 4.13. Brokers. No broker, finder or similar intermediary has acted for or on behalf of Buyer in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with Buyer or any action taken by it.

     SECTION 4.14.  Representations Concerning the Reorganization.

     (a) Buyer has no plan or intention to reacquire any Buying Fund Shares issued in the Reorganization, except to the extent that Buying Fund is required by the Investment Company Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of its business as an open-end, management investment company.

     (b) Buying Fund has no plan or intention to sell or otherwise dispose of any of the assets of Selling Fund acquired in the Reorganization, other than in the ordinary course of its business and to the extent necessary to maintain its status as a "regulated investment company" under the Code; provided, however, that this Section 4.14(b) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d).

     (c) Following the Reorganization, Buying Fund will continue an "historic business" of Selling Fund or use a significant portion of Selling Fund's "historic business assets" in a business. For purposes of this representation, the terms "historic business" and "historic business assets" shall have the meanings ascribed to them in Section 1.368-1(d) of the Treasury Regulations; provided, however, that this Section 4.14(c) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d).

     (d) Prior to or in the Reorganization, neither Buying Fund nor any person related to Buying Fund (for purposes of this paragraph as defined in Section 1.368-1(e)(3) of the Treasury Regulations) will have acquired directly or through any transaction, agreement or arrangement with any other person, shares of Selling Fund with consideration other than shares of Buying Fund. There is no plan or intention by Buying Fund or any person related to Buying Fund to acquire or redeem any of the Buying Fund Shares issued in the Reorganization either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions in the ordinary course of Buying Fund's business as an open-end investment company as required by the Investment Company Act.

     SECTION 4.15. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Buying Fund as of the date on which it was issued does not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date does not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     SECTION 4.16. Value of Shares. The fair market value of the shares of each class of Buying Fund received by Selling Fund Shareholders in the Reorganization will be approximately equal to the fair market value of the shares of each corresponding class of Selling Fund constructively surrendered in exchange therefor.

     SECTION 4.17. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between Seller and Buyer that was issued or acquired, or will be settled, at a discount. No consideration other than Buying Fund Shares (and Buying Fund's assumption of Selling Fund's Liabilities, including for this purpose any liabilities to which the assets of Selling Fund are subject) will be given in exchange for the assets of Selling Fund acquired by Buying Fund in connection with the Reorganization. The fair market value of the assets of Selling Fund transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets are subject.

                                   ARTICLE 5

                                   COVENANTS

     SECTION 5.1.  Conduct of Business.

     (a) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), Seller shall conduct the business of Selling Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of Selling Fund in the ordinary course in all material respects; provided, however, that this Section 5.1(a) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d) or any of the combinations of funds set forth on
Schedule 5.1.

     (b) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), Buyer shall conduct the business of Buying Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of Buying Fund in the ordinary course in all material respects; provided, however, that this Section 5.1(b) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d) or any of the combinations of funds set forth on
Schedule 5.1.

     SECTION 5.2. Announcements. Seller and Buyer shall consult with each other before issuing any press release or otherwise making any public statements with respect to this Agreement and the transactions contemplated by this Agreement, and neither Seller nor Buyer shall issue any such press release or make any public statement without the prior written approval of the other party to this Agreement, such approval not to be unreasonably withheld, except as may be required by law.

     SECTION 5.3. Expenses. Selling Fund shall bear the costs and expenses incurred in connection with this Agreement and the Reorganization and other transactions contemplated hereby.

     SECTION 5.4. Further Assurances. Each of the parties hereto shall execute such documents and other papers and perform such further acts as may be reasonably required to carry out the provisions hereof and the transactions contemplated hereby. Each such party shall, on or prior to the Closing Date, use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to the consummation of the Reorganization, including the execution and delivery of any documents, certificates, instruments or other papers that are reasonably required for the consummation of the Reorganization.

     SECTION 5.5. Notice of Events. Buyer shall give prompt notice to Seller, and Seller shall give prompt notice to Buyer, of (a) the occurrence or non-occurrence of any event which to the knowledge of Buyer or to the knowledge of Seller, the occurrence or non-occurrence of which would be likely to result in any of the conditions specified in (i) in the case of Seller, Sections 6.1 and 6.2 or (ii) in the case of Buyer, Sections 6.2 and 6.3, not being satisfied so as to permit the consummation of the Reorganization and (b) any material failure on its part, or on the part of the other party hereto of which it has knowledge, to comply with or satisfy any covenant, condition or agreement to be complied with or satisfied by it hereunder; provided, however, that the delivery of any notice pursuant to this
Section 5.5 shall not limit or otherwise affect the remedies available hereunder to any party.

     SECTION 5.6.  Access to Information.

     (a) Seller will, during regular business hours and on reasonable prior notice, allow Buyer and its authorized representatives reasonable access to the books and records of Seller pertaining to the assets of Selling Fund and to officers of Seller knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of Seller.

     (b) Buyer will, during regular business hours and on reasonable prior notice, allow Seller and its authorized representatives reasonable access to the books and records of Buyer pertaining to the assets of Buying Fund and to officers of Buyer knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of Buyer.

     SECTION 5.7. Consents, Approvals and Filings. Each of Seller and Buyer shall make all necessary filings, as soon as reasonably practicable, including, without limitation, those required under the Maryland General Corporation Law, the Securities Act, the Exchange Act, the Investment Company Act and the Advisers Act, in order to facilitate prompt consummation of the Reorganization and the other transactions contemplated by this Agreement. In addition, each of Seller and Buyer shall use its reasonable best efforts, and shall cooperate fully with each other (i) to comply as promptly as reasonably practicable with all requirements of Governmental Authorities applicable to the Reorganization and the other transactions contemplated herein and (ii) to obtain as promptly as reasonably practicable all necessary permits, orders or other consents of Governmental Authorities and consents of all third parties necessary for the consummation of the Reorganization and the other transactions contemplated herein. Each of Seller and Buyer shall use reasonable efforts to provide such information and communications to Governmental Authorities as such Governmental Authorities may request.

     SECTION 5.8. Submission of Agreement to Shareholders. Seller shall take all action necessary in accordance with applicable law and its Governing Documents to convene the Shareholders Meeting. Seller shall, through its Board of Directors/Trustees, recommend to the shareholders of Selling Fund approval of this Agreement and, in connection therewith, the sale of all of Selling Fund's assets and the termination of Selling Fund as a designated series of Seller. Seller shall use its reasonable best efforts to hold a Shareholders Meeting as soon as practicable after the date hereof.

     SECTION 5.9. Delay of Consummation of Reorganization. The parties acknowledge and agree that if the Exchangeability Date has not occurred prior to the Closing Date, consummation of the Reorganization shall not occur on the Closing Date but instead shall be postponed until a mutually acceptable date occurring subsequent to the Exchangeability Date; provided, however, that in no event shall the consummation of the Reorganization occur on a date subsequent to the Termination Date. In the case of such postponement of the consummation of the Reorganization, the parties agree that the term "Closing Date" in this Agreement shall mean in each instance such mutually acceptable date subsequent to the Exchangeability Date as the parties may choose to consummate the Reorganization.

                                   ARTICLE 6

                   CONDITIONS PRECEDENT TO THE REORGANIZATION

     SECTION 6.1. Conditions Precedent of Buyer. The obligation of Buyer to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by Buyer.

     (a) The representations and warranties of Seller on behalf of Selling Fund set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

     (b) Seller shall have complied with and satisfied in all material respects all agreements and conditions relating to Selling Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

     (c) Buyer shall have received at the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of Seller, in such individual's capacity as an officer of Seller and not as an individual, to the effect that the conditions specified in Sections 6.1(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of Seller certifying as to the accuracy and completeness of the attached Governing Documents of Seller, and resolutions, consents and authorizations of or regarding Seller with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

     (d) The dividend or dividends described in the last sentence of Section 3.14(a) shall have been declared.

     (e) Buyer shall have received from Seller confirmations or other adequate evidence as to the tax costs and holding periods of the assets and property of Selling Fund transferred to Buying Fund in accordance with the terms of this Agreement.

     (f) To the extent applicable, Seller Investment Adviser shall have terminated or waived, in either case in writing, any rights to reimbursement from Selling Fund to which it is entitled for fees and expenses absorbed by Seller Investment Adviser pursuant to voluntary and contractual fee waiver or expense limitation commitments between Seller Investment Adviser and Selling Fund.

     SECTION 6.2. Mutual Conditions. The obligations of Seller and Buyer to consummate the Reorganization are subject to the satisfaction, at or prior to the Closing Date, of all of the following further conditions, any one or more of which may be waived in writing by Seller and Buyer, but only if and to the extent that such waiver is mutual.

     (a) All filings required to be made prior to the Closing Date with, and all consents, approvals, permits and authorizations required to be obtained on or prior to the Closing Date from Governmental Authorities in connection with the execution and delivery of this Agreement and the consummation of the transactions contemplated herein by Seller and Buyer shall have been made or obtained, as the case may be; provided, however, that such consents, approvals, permits and authorizations may be subject to conditions that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     (b) This Agreement, the Reorganization of Selling Fund and related matters shall have been approved and adopted at the Shareholders Meeting by the shareholders of Selling Fund on the record date by the Required Shareholder Vote.

     (c) The assets of Selling Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Selling Fund immediately prior to the Reorganization. For purposes of this Section 6.2(c), assets used by Selling Fund to pay the expenses it incurs in connection with this Agreement and the Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the Investment Company Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of Selling Fund's business as a series of an open-end management investment company) after the date of this Agreement shall be included as assets of Selling Fund held immediately prior to the Reorganization.

     (d) No temporary restraining order, preliminary or permanent injunction or other order issued by any Governmental Authority preventing the consummation of the Reorganization on the Closing Date shall be in effect; provided, however, that the party or parties invoking this condition shall use reasonable efforts to have any such order or injunction vacated.

     (e) The Registration Statement on Form N-14 filed by Buyer with respect to Buying Fund Shares to be issued to Selling Fund Shareholders in connection with the Reorganization shall have become effective under the Securities Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act.

     (f) Seller and Buyer shall have received on or before the Closing Date an opinion of Buyer Counsel in form and substance reasonably acceptable to Seller and Buyer, as to the matters set forth on Schedule 6.2(f). In rendering such opinion, Buyer Counsel may request and rely upon representations contained in certificates of officers of Seller, Buyer and others, and the officers of Seller and Buyer shall use their best efforts to make available such truthful certificates.

     SECTION 6.3. Conditions Precedent of Seller. The obligation of Seller to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by Seller.

     (a) The representations and warranties of Buyer on behalf of Buying Fund set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

     (b) Buyer shall have complied with and satisfied in all material respects all agreements and conditions relating to Buying Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

     (c) Seller shall have received on the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of Buyer, in such individual's capacity as an officer of Buyer and not as an individual, to the effect that the conditions specified in Sections 6.3(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of Buyer certifying as to the accuracy and completeness of the attached Governing Documents of Buyer and resolutions, consents and authorizations of or regarding Buyer with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

                                   ARTICLE 7

                            TERMINATION OF AGREEMENT

     SECTION 7.1. Termination. This Agreement may be terminated on or prior to the Closing Date as follows:

     (a) by mutual written consent of Seller and Buyer; or

     (b) at the election of Seller or Buyer, to be effectuated by the delivery by the terminating party to the other party of a written notice of such termination:

          (i) if the Closing Date shall not be on or before the Termination Date, unless the failure to consummate the Reorganization is the result of a willful and material breach of this Agreement by the party seeking to terminate this Agreement;

          (ii) if, upon a vote at the Shareholders Meeting or any final adjournment thereof, the Required Shareholder Vote shall not have been obtained as contemplated by Section 5.8; or

          (iii) if any Governmental Authority shall have issued an order, decree or ruling or taken any other action permanently enjoining, restraining or otherwise prohibiting the Reorganization and such order, decree, ruling or other action shall have become final and nonappealable.

     SECTION 7.2. Survival After Termination. If this Agreement is terminated in accordance with Section 7.1 hereof and the Reorganization of Selling Fund is not consummated, this Agreement shall become void and of no further force and effect with respect to the Reorganization and Selling Fund, except for the provisions of Section 5.3.

                                   ARTICLE 8

                                 MISCELLANEOUS

     SECTION 8.1. Survival of Representations, Warranties and Covenants. The representations and warranties in this Agreement, and the covenants in this Agreement that are required to be performed at or prior to the Closing Date, shall terminate upon the consummation of the transactions contemplated hereunder. The covenants in this Agreement that are required to be performed in whole or in part subsequent to the Closing Date shall survive the consummation of the transactions contemplated hereunder for a period of one (1) year following the Closing Date.

     SECTION 8.2. Governing Law. This Agreement shall be construed and interpreted according to the laws of the State of Delaware applicable to contracts made and to be performed wholly within such state.

     SECTION 8.3. Binding Effect, Persons Benefiting, No Assignment. This Agreement shall inure to the benefit of and be binding upon the parties hereto and the respective successors and assigns of the parties and such Persons. Nothing in this Agreement is intended or shall be construed to confer upon any entity or Person other than the parties hereto and their respective successors and permitted assigns any right, remedy or claim under or by reason of this Agreement or any part hereof. Without the prior written consent of the parties hereto, this Agreement may not be assigned by any of the parties hereto.

     SECTION 8.4.  Obligations of Buyer and Seller.

     (a) Seller and Buyer hereby acknowledge and agree that Buying Fund is a separate investment portfolio of Buyer, that Buyer is executing this Agreement on behalf of Buying Fund, and that any amounts payable by Buyer under or in connection with this Agreement shall be payable solely from the revenues and assets of Buying Fund.

     (b) Seller and Buyer hereby acknowledge and agree that Selling Fund is a separate investment portfolio of Seller, that Seller is executing this Agreement on behalf of Selling Fund and that any amounts payable by Seller under or in connection with this Agreement shall be payable solely from the revenues and assets of Selling Fund. Buyer further acknowledges and agrees that this Agreement has been executed by a duly authorized officer of Seller in his or her capacity as an officer of Seller intending to bind Seller as provided herein, and that no officer, trustee or shareholder of Seller shall be personally liable for the liabilities or obligation of Seller incurred hereunder. Finally, Buyer acknowledges and agrees that the liabilities and obligations of Selling Fund pursuant to this Agreement shall be enforceable against the assets of Selling Fund only and not against the assets of Seller generally or assets belonging to any other series of Seller.

     SECTION 8.5. Amendments. This Agreement may not be amended, altered or modified except by a written instrument executed by Seller and Buyer.

     SECTION 8.6. Enforcement. The parties agree irreparable damage would occur in the event that any of the provisions of this Agreement were not performed in accordance with their specific terms or were otherwise breached. It is accordingly agreed that the parties shall be entitled to an injunction or injunctions to prevent breaches of this Agreement and to enforce specifically the terms and provisions of this Agreement in any court of the United States or any state having jurisdiction, in addition to any other remedy to which they are entitled at law or in equity.

     SECTION 8.7. Interpretation. When a reference is made in this Agreement to a Section, Exhibit or Schedule, such reference shall be to a Section of, or an Exhibit or a Schedule to, this Agreement unless otherwise indicated. The table of contents and headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. Whenever the words "include," "includes" or "including" are used in this Agreement, they shall be deemed to be followed by the words "without limitation." Each representation and warranty contained in Article 3 or 4 that relates to a general category of a subject matter shall be deemed superseded by a specific representation and warranty relating to a subcategory thereof to the extent of such specific representation or warranty.

     SECTION 8.8. Counterparts. This Agreement may be executed in counterparts, each of which shall be deemed an original and each of which shall constitute one and the same instrument.

     SECTION 8.9. Entire Agreement; Exhibits and Schedules. This Agreement, including the Exhibits, Schedules, certificates and lists referred to herein, and any documents executed by the parties simultaneously herewith or pursuant thereto, constitute the entire understanding and agreement of the parties hereto with respect to the subject matter hereof and supersedes all other prior agreements and understandings, written or oral, between the parties with respect to such subject matter.

     SECTION 8.10. Notices. All notices, requests, demands and other communications hereunder shall be in writing and shall be deemed to have been duly given when delivered by hand or by overnight courier, two days after being sent by registered mail, return receipt requested, or when sent by telecopier (with receipt confirmed), provided, in the case of a telecopied notice, a copy is also sent by registered mail, return receipt requested, or by courier, addressed as follows (or to such other address as a party may designate by notice to the other):

          (a) If to Seller:

               AIM Investment Funds
               11 Greenway Plaza, Suite 100
               Houston, Texas 77046-1173
               Attn: Kevin M. Carome

             with a copy to:

               Ballard Spahr Andrews & Ingersoll, LLP
               1735 Market Street, 51st Floor
               Philadelphia, PA 19103-7599
               Attn: Martha J. Hays

          (b) If to Buyer:

               INVESCO Sector Funds, Inc.
               4350 South Monaco Street
               Denver, Colorado 80237
               Attn: Glen A. Payne

             with a copy to:

               Kirkpatrick & Lockhart LLP
               1800 Massachusetts Avenue N.W., 2nd Floor
               Washington, D.C. 20036-1800
               Attn: Clifford J. Alexander

     SECTION 8.11. Representations by Seller Investment Adviser. In its capacity as investment adviser to Seller, Seller Investment Adviser represents to Buyer that to the best of its knowledge the representations and warranties of Seller and Selling Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.11, the best knowledge standard shall be deemed to mean that the officers of Seller Investment Adviser who have substantive responsibility for the provision of investment advisory services to Seller do not have actual knowledge to the contrary after due inquiry.

     SECTION 8.12. Representations by Buyer Investment Adviser. In its capacity as investment adviser to Buyer, Buyer Investment Adviser represents to Seller that to the best of its knowledge the representations and warranties of Buyer and Buying Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.12, the best knowledge standard shall be deemed to mean that the officers of Buyer Investment Adviser who have substantive responsibility for the provision of investment advisory services to Buyer do not have actual knowledge to the contrary after due inquiry.

     SECTION 8.13. Successors and Assigns; Assignment. This Agreement shall be binding upon and inure to the benefit of Seller, on behalf of Selling Fund, and Buyer, on behalf of Buying Fund, and their respective successors and assigns. The parties hereto expressly acknowledge and agree that this Agreement shall be binding upon and inure to the benefit of those Delaware statutory trusts that are the resulting entities in the permitted restructurings and redomestications of funds set forth on Schedule 3.5(d).

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed as of the day and year first above written.

                                          AIM INVESTMENT FUNDS, acting on behalf
                                          of
                                          AIM GLOBAL FINANCIAL SERVICES FUND

                                          By:   /s/ RAYMOND R. CUNNINGHAM
                                            ------------------------------------

                                          INVESCO SECTOR FUNDS, INC., acting on
                                          behalf of INVESCO FINANCIAL SERVICES
                                          FUND

                                          By:     /s/ ROBERT H. GRAHAM
                                            ------------------------------------

                                          A I M ADVISORS, INC.

                                          By:    /s/ MARK H. WILLIAMSON
                                            ------------------------------------

                                          INVESCO FUNDS GROUP, INC.

                                          By:   /s/ RAYMOND R. CUNNINGHAM
                                            ------------------------------------

                                   EXHIBIT A

                      EXCLUDED LIABILITIES OF SELLING FUND

     None.

                                  SCHEDULE 2.1

                                                              CORRESPONDING CLASSES OF
CLASSES OF SHARES OF SELLING FUND                              SHARES OF BUYING FUND
---------------------------------                             ------------------------
Class A shares..............................................  Class A shares
Class B shares..............................................  Class B shares
Class C shares..............................................  Class C shares

                                  SCHEDULE 3.4

                 CERTAIN CONTINGENT LIABILITIES OF SELLING FUND

     None.

                                SCHEDULE 3.5(d)

             PERMITTED RESTRUCTURINGS AND REDOMESTICATIONS OF FUNDS

CURRENT FUNDS                                               CORRESPONDING NEW FUNDS
-------------                                               -----------------------
AIM ADVISOR FUNDS................................  AIM INVESTMENT SECURITIES FUNDS
  (DELAWARE STATUTORY TRUST)                         (DELAWARE STATUTORY TRUST)
AIM International Core Equity Fund...............  AIM International Core Equity Fund
AIM Real Estate Fund.............................  AIM Real Estate Fund

AIM INTERNATIONAL FUNDS, INC. ...................  AIM INTERNATIONAL MUTUAL FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
AIM European Growth Fund.........................  AIM European Growth Fund

INVESCO BOND FUNDS, INC. ........................  AIM BOND FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO High Yield Fund..........................  INVESCO High Yield Fund
INVESCO Select Income Fund.......................  INVESCO Select Income Fund
INVESCO Tax-Free Bond Fund.......................  INVESCO Tax-Free Bond Fund
INVESCO U.S. Government Securities Fund..........  INVESCO U.S. Government Securities Fund

INVESCO COMBINATION STOCK & BOND FUNDS, INC. ....  AIM COMBINATION STOCK & BOND FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Balanced Fund............................  INVESCO Balanced Fund
INVESCO Total Return Fund........................  INVESCO Total Return Fund

INVESCO COUNSELOR SERIES FUNDS, INC. ............  AIM COUNSELOR SERIES TRUST
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Advantage Fund...........................  INVESCO Advantage Fund

INVESCO INTERNATIONAL FUNDS, INC. ...............  AIM INTERNATIONAL MUTUAL FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO European Fund............................  INVESCO European Fund
INVESCO International Blue Chip Value Fund.......  INVESCO International Blue Chip Value Fund

INVESCO MONEY MARKET FUNDS, INC. ................  AIM TREASURER'S SERIES TRUST
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Cash Reserves Fund.......................  INVESCO Cash Reserves Fund
INVESCO Tax-Free Money Fund......................  INVESCO Tax-Free Money Fund

INVESCO SECTOR FUNDS, INC. ......................  AIM SECTOR FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Energy Fund..............................  INVESCO Energy Fund
INVESCO Financial Services Fund..................  INVESCO Financial Services Fund
INVESCO Real Estate Opportunity Fund.............  INVESCO Real Estate Opportunity Fund
INVESCO Technology Fund..........................  INVESCO Technology Fund
INVESCO Telecommunications Fund..................  INVESCO Telecommunications Fund
INVESCO Utilities Fund...........................  INVESCO Utilities Fund

INVESCO STOCK FUNDS, INC. .......................  AIM STOCK FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Growth Fund..............................  INVESCO Growth Fund
INVESCO Growth & Income Fund.....................  INVESCO Growth & Income Fund
INVESCO Value Equity Fund........................  INVESCO Value Equity Fund

                                  SCHEDULE 4.4

                 CERTAIN CONTINGENT LIABILITIES OF BUYING FUND

     None.

                                SCHEDULE 4.5(a)

                              PORTFOLIOS OF BUYER

INVESCO Energy Fund

INVESCO Financial Services Fund

INVESCO Gold & Precious Metals Fund

INVESCO Health Sciences Fund

INVESCO Leisure Fund

INVESCO Real Estate Opportunity Fund

INVESCO Technology Fund

INVESCO Telecommunications Fund

INVESCO Utilities Fund

                                SCHEDULE 4.5(b)

                                                              NUMBER OF SHARES OF EACH CLASS
CLASSES OF SHARES OF BUYING FUND                               BUYER IS AUTHORIZED TO ISSUE
--------------------------------                              ------------------------------
Class A shares..............................................           100,000,000
Class B shares..............................................           100,000,000
Class C shares..............................................           100,000,000
Class K shares..............................................           100,000,000
Investor Class shares.......................................           300,000,000

                                  SCHEDULE 5.1

                        PERMITTED COMBINATIONS OF FUNDS

INVESCO Advantage Fund into AIM Opportunities III Fund

INVESCO Growth Fund into AIM Large Cap Growth Fund

INVESCO Growth & Income Fund into AIM Blue Chip Fund

INVESCO European Fund into AIM European Growth Fund

AIM International Core Equity Fund into INVESCO
  International Blue Chip Value Fund

AIM New Technology Fund into INVESCO Technology Fund

AIM Global Science and Technology Fund into INVESCO
  Technology Fund

INVESCO Telecommunications Fund into INVESCO Technology Fund

AIM Global Financial Services Fund into INVESCO Financial
  Services Fund

AIM Global Energy Fund into INVESCO Energy Fund

AIM Global Utilities Fund into INVESCO Utilities Fund

INVESCO Real Estate Opportunity Fund into AIM Real Estate
  Fund

INVESCO Tax-Free Bond Fund into AIM Municipal Bond Fund

INVESCO High Yield Fund into AIM High Yield Fund

INVESCO Select Income Fund into AIM Income Fund

INVESCO U.S. Government Securities Fund into AIM
  Intermediate Government Fund

INVESCO Cash Reserves Fund into AIM Money Market Fund

INVESCO Tax-Free Money Fund into AIM Tax-Exempt Cash Fund

INVESCO Balanced Fund into INVESCO Total Return Fund

INVESCO Value Equity Fund into AIM Large Cap Basic Value
  Fund

AIM Premier Equity Fund II into AIM Premier Equity Fund

                                SCHEDULE 6.2(f)

                                  TAX OPINIONS

     (i) The transfer of the assets of Selling Fund to Buying Fund in exchange solely for Buying Fund Shares distributed directly to Selling Fund Shareholders and Buying Fund's assumption of the Liabilities, as provided in the Agreement, will constitute a "reorganization" within the meaning of Section 368(a) of the Code and Selling Fund and Buying Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

     (ii) In accordance with Section 361(a) and Section 361(c)(1) of the Code, no gain or loss will be recognized by Selling Fund on the transfer of its assets to Buying Fund solely in exchange for Buying Fund Shares and Buying Fund's assumption of the Liabilities or on the distribution of Buying Fund Shares to Selling Fund Shareholders; provided that, no opinion is expressed as to the effect of the Reorganization on Selling Fund or any Selling Fund Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for Federal income tax purposes at the end of a taxable year (or on the termination or transfer of a taxpayer's rights (or obligations) with respect to such asset) under a mark-to-market system of accounting.

     (iii) In accordance with Section 1032 of the Code, no gain or loss will be recognized by Buying Fund upon the receipt of assets of Selling Fund in exchange for Buying Fund Shares issued directly to Selling Fund Shareholders.

     (iv) In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by Selling Fund Shareholders on the receipt of Buying Fund Shares in exchange for Selling Fund Shares.

     (v) In accordance with Section 362(b) of the Code, the basis to Buying Fund of the assets of Selling Fund will be the same as the basis of such assets in the hands of Selling Fund immediately prior to the Reorganization.

     (vi) In accordance with Section 358(a) of the Code, a Selling Fund Shareholder's basis for Buying Fund Shares received by the Selling Fund Shareholder will be the same as his or her basis for Selling Fund Shares exchanged therefor.

     (vii) In accordance with Section 1223(1) of the Code, a Selling Fund Shareholder's holding period for Buying Fund Shares will be determined by including such Selling Fund Shareholder's holding period for Selling Fund Shares exchanged therefor, provided that such Selling Fund Shareholder held such Selling Fund Shares as a capital asset.

     (viii) In accordance with Section 1223(2) of the Code, the holding period with respect to the assets of Selling Fund transferred to Buying Fund in the Reorganization will include the holding period for such assets in the hands of Selling Fund.

     (ix) In accordance with Section 381(a)(2) of the Code, Buying Fund will succeed to and take into account the items of Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381 through 384 of the Code and the Treasury Regulations thereunder.

                                                                     APPENDIX II


                           INVESCO SECTOR FUNDS, INC.

            INVESCO ENERGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
      INVESCO FINANCIAL SERVICES FUND--INVESTOR CLASS, CLASS A, B, C, AND K
       INVESCO HEALTH SCIENCES FUND--INVESTOR CLASS, CLASS A, B, C, AND K
           INVESCO LEISURE FUND--INVESTOR CLASS, CLASS A, B, C, AND K
          INVESCO TECHNOLOGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
      INVESCO TELECOMMUNICATIONS FUND--INVESTOR CLASS, CLASS A, B, C, AND K
     INVESCO GOLD & Precious Metals Fund--Investor Class, Class A, B, and C INVESCO Real Estate Opportunity Fund--Investor Class, Class A, B, and C
            INVESCO Utilities Fund--Investor Class, Class A, B, and C


     Supplement dated August 1, 2003 to the Prospectus dated August 1, 2003


                      INVESCO REAL ESTATE OPPORTUNITY FUND

The Board of Directors of INVESCO Sector Funds, Inc. ("Seller") unanimously approved, on June 9, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which INVESCO Real Estate Opportunity Fund ("Selling Fund"), a series of Seller, would transfer all of its assets and liabilities to AIM Real Estate Fund ("Buying Fund"), a series of AIM Advisor Funds (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to Selling Fund and A I M Advisors, Inc. ("AIM") serves as the investment advisor to Buying Fund. Both investment advisors are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of the various funds within The AIM Family of Funds(R) and the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds both within The AIM Family of Funds(R) and the INVESCO Family of Funds will allow AIM and INVESCO to concentrate on managing their core products.

In AMVESCAP's view, AIM has best developed the expertise and resources for managing funds with an investment objective and strategies similar to those of Selling Fund and should therefore manage the combined fund. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Directors of Seller, including the independent directors, has determined that the Reorganization is advisable and in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are similar. Selling Fund's investment objective is capital growth and income. Buying Fund's investment objective is high total return.

The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.

                              INVESCO TELECOMMUNICATIONS FUND

The Board of Directors of INVESCO Sector Funds, Inc. ("Seller") unanimously approved, on June 9, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which INVESCO Telecommunications Fund ("Selling Fund"), would transfer all of its assets and liabilities to INVESCO Technology Fund ("Buying Fund"), both of which are series of Seller (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to both Selling Fund and Buying Fund. The investment advisor is a wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of various funds within the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds within the INVESCO Family of Funds will allow INVESCO to concentrate on managing its core products.

AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Directors of Seller, including the independent directors, has determined that the Reorganization is advisable and in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are the same. Selling Fund's investment objective is capital growth and income. Buying Fund's investment objective is capital growth.

The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.

Effective August 18, 2003, the section of the Prospectus entitled "Fees And Expenses" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                           Investor Class    Class A          Class B       Class C       Class K
Maximum Front-End Sales Charge
  on purchases as a percentage of
  offering price                                None          5.50%            None          None          None

Maximum Contingent Deferred Sales
  Charge (CDSC) as a percentage of
  the lower of the total original cost or
  current market value of the shares            None          None(1)          5.00%(2)      1.00%(2)      None(1)

Maximum Sales Charge on reinvested
  dividends/distributions                       None          None             None          None          None

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) A 5% and 1% CDSC may
be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales

Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a CDSC of 1% of the lower of the total original cost or current market value of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares - Choosing A Share Class" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

In addition, you should also consider the factors below:

                           Investor
                           Class            Class A           Class B           Class C          Class K

Initial Sales Charge       None             5.50%             None              None             None

CDSC(1)                    None             1% on certain     1%-5% for         1% for shares    0.70% on certain
                                            purchases held    shares held       held less than   purchases
                                            less than 18      less than         12 months        held less than
                                            months            6 years                            12 months

12b-1 Fee                  0.25%            0.35%             1.00%             1.00%            0.45%

12b-1 Fee
(Utilities Fund Only)      0.25%            0.25%             1.00%             1.00%            None

Conversion                 No               No                Yes(2)            No               No

Purchase Order
Maximum                    None             None              $250,000          $1,000,000       None

(1) Please see the subsection entitled "Sales Charges" below and the section of the Funds' Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.
(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares - Sales Charges (Class A, B, C And K Only)" is amended to (i) delete the third, fourth, seventh, eighth, and tenth paragraphs in their entirety and (ii) substitute the following, respectively, in their place:

     CONTINGENT DEFERRED SALES CHARGE (CDSC) for Class A and Class K Shares. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. If your holding period is less than eighteen months, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account.

     CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to CDSC in the following percentages. If your holding period is less than six years for Class B shares and twelve months for Class C shares, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares.

     Year Since
     Purchase Made                  Class B           Class C

     First                          5%                1%
     Second                         4%                None
     Third                          3%                None
     Fourth                         3%                None
     Fifth                          2%                None
     Sixth                          1%                None
     Seventh and following          None(1)           None

     (1) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

     RIGHTS OF ACCUMULATION. You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C, or K) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

     LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of a Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

     You will not pay a CDSC:
          |X|  if you purchase less than $1,000,000 of Class A shares;
          |X| if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;
          |X| if you redeem Class B shares you held for more than six years; |X| if you redeem Class C shares you held for more than twelve
               months;
          |X| if you participate in the periodic withdrawal program and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
          |X| if you redeem shares acquired through reinvestment of dividends and distributions;
          |X| if you are a participant in a qualified retirement plan and redeem Class C shares or Class K shares in order to fund a distribution;
          |X| if you are a qualified plan investing in Class A shares or Class K shares and elect to forego any dealer concession;
          |X|  on increases in the net asset value of your shares;
          |X|  to pay account fees;
          |X| for IRA distributions due to death or disability or periodic distribution based on life expectancy;
          |X| to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
          |X| for redemptions following the death of a shareholder or beneficial owner.

Effective August 18, 2003, the section of the Prospectus entitled "How To Sell Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

     Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption depending how long you have held your shares. If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a CDSC of 1% of the lower of the total original cost or current market value of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."


                          INVESCO HEALTH SCIENCES FUND

Effective August 1, 2003, the section of the Prospectus entitled "Portfolio Managers" is amended to add:

ANDY SUMMERS is a Portfolio Manager for all INVESCO Health Sciences portfolios. Andy joined the INVESCO Health Sciences investment team in 1998. He is a CFA charterholder. Prior to joining INVESCO, Andy worked as an analyst assistant for Denver Investment Advisors. He received his master's degree in finance from the University of Wisconsin at Madison in 1998. He received his bachelor's degree in finance from the University of Wisconsin at Whitewater in 1996.


                             INVESCO TECHNOLOGY FUND

Effective August 1, 2003, the section of the Prospectus entitled "Portfolio Managers" is amended to add:

CHRIS DRIES is a Portfolio Manager for the INVESCO Technology Fund. Chris joined INVESCO in 1993, and was promoted to the investment division in 1995. He previously held the position of manager of investment operations for the investment division at INVESCO. Chris received his master's degree in finance from the University of Colorado at Denver and his bachelor's degree in finance from the University of Colorado at Boulder.

MICHELLE FENTON is a Portfolio Manager of INVESCO Dynamics Fund and INVESCO Mid-Cap Growth Fund. Michelle is also a Portfolio Manager for the INVESCO Technology Fund. She is a CFA charterholder. Michelle has more than eight years of investment industry experience. Before joining the investment division of INVESCO in 1998, Michelle worked at Berger Funds as an equity analyst. Prior to that, she was a research analyst at Smith Barney. Michelle received her bachelor's degree in finance from Montana State University.

PROSPECTUS | AUGUST 1, 2003
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO SECTOR
FUNDS, INC.

INVESCO ENERGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO FINANCIAL SERVICES FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO GOLD & PRECIOUS METALS FUND--INVESTOR CLASS, CLASS A, B, AND C INVESCO HEALTH SCIENCES FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO LEISURE FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO REAL ESTATE OPPORTUNITY FUND--INVESTOR CLASS, CLASS A, B AND C INVESCO TECHNOLOGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO TELECOMMUNICATIONS FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO UTILITIES FUND--INVESTOR CLASS, CLASS A, B, AND C

NINE MUTUAL FUNDS DESIGNED FOR INVESTORS SEEKING CAPITAL GROWTH THROUGH TARGETED INVESTMENT OPPORTUNITIES.

INVESTOR CLASS SHARES OFFERED BY THIS PROSPECTUS ARE OFFERED ONLY TO GRANDFATHERED INVESTORS. PLEASE SEE THE SECTION OF THE PROSPECTUS ENTITLED "HOW TO BUY SHARES."

CLASS A, B, AND C SHARES ARE SOLD PRIMARILY THROUGH FINANCIAL INTERMEDIARIES. CLASS K SHARES ARE SOLD TO QUALIFIED RETIREMENT PLANS, RETIREMENT SAVINGS PROGRAMS, EDUCATIONAL SAVINGS PROGRAMS, AND WRAP PROGRAMS PRIMARILY THROUGH FINANCIAL INTERMEDIARIES.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks....................2
Fund Performance...........................................5
Fees And Expenses.........................................10
Investment Risks..........................................14
Principal Risks Associated With The Funds.................14
Temporary Defensive Positions.............................16
Portfolio Turnover........................................16
Fund Management...........................................17
Portfolio Managers........................................17
Potential Rewards.........................................18
Share Price...............................................18
How To Buy Shares.........................................19
Your Account Services.....................................23
How To Sell Shares........................................24
Taxes.....................................................26
Dividends And Capital Gain Distributions..................26
Financial Highlights......................................27

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.


                           [INVESCO ICON] INVESCO(R)


The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime. INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Funds.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Funds.

This Prospectus contains important information about the Funds' Investor Class, Class A, B, C, and, if applicable, K shares. Class A, B, and C shares are sold primarily through financial intermediaries. Class K shares are sold to qualified retirement plans, retirement savings programs, educational savings programs, and wrap programs primarily through financial intermediaries. If you invest through a financial intermediary, please contact your financial intermediary or, with respect to Class K shares, your plan or program sponsor, for detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investment amounts, and fees and expenses). INVESCO Technology Fund also offers an additional class of shares through a separate Prospectus. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about the other class of Technology Fund's shares, contact A I M Distributors, Inc. ("ADI") at 1-800-347-4246.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON]  [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES, AND RISKS

FACTORS COMMON TO ALL THE FUNDS

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Funds seek capital growth; Real Estate Opportunity, Telecommunications, and Utilities Funds also attempt to earn income for you. The Funds are actively managed. They invest primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

Each Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies doing business in the economic sector described by its name. At any given time, 20% of each Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:
o At least 50% of its gross income or its net sales must come from activities in the sector;
o At least 50% of its assets must be devoted to producing revenues from the sector;
o or Based on other available information, we determine that its primary business is within the sector.

INVESCO uses a research oriented "bottom-up" investment approach to create each Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Funds emphasize companies that INVESCO believes are strongly managed and will generate above-average long-term capital appreciation.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. Value investing seeks securities, particularly stocks, that are currently undervalued by the market -- companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value. Through our value process, we seek to provide reasonably consistent returns over a variety of market cycles. Value-oriented funds typically will underperform growth-oriented funds when investor sentiment favors the growth investing style.

As sector funds, each portfolio is concentrated in a comparatively narrow segment of the economy. This means a Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Funds tend to be more volatile than other mutual funds, and the value of their portfolio investments and consequently the value of an investment in a Fund tend to go up and down more rapidly.

The Funds are subject to other principal risks, as applicable, such as market, foreign securities, liquidity, derivatives, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Funds." An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit

Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.

The Funds are concentrated in these sectors:

[KEY ICON]  INVESCO ENERGY FUND -- INVESTOR CLASS, CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies within the energy sector. These companies include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, alternative energy companies, and innovative energy technology companies.

Generally, we prefer to keep the Fund's investments divided among the four main energy subsectors: major oil companies, energy services, oil and gas exploration/production companies, and natural gas pipeline companies. We adjust portfolio weightings depending on current economic conditions. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may influence Fund returns and increase price fluctuations in the Fund's shares. The businesses in which we invest may be adversely affected by foreign government, federal, or state regulations on energy production, distribution, and sale.

[KEY ICON]  INVESCO FINANCIAL SERVICES FUND -- INVESTOR CLASS, CLASS A, B, C,
            AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies.

We place a greater emphasis on companies that are increasing their revenue streams along with their earnings. We seek companies that we believe can grow their revenues and earnings in a variety of interest rate environments -- although securities prices of financial services companies generally are interest rate sensitive. We seek companies with successful sales and marketing cultures and that leverage technologies in their operations and distribution. We adjust portfolio weightings depending on current economic conditions and relative valuations of securities.

This sector generally is subject to extensive governmental regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries.

[KEY ICON]  INVESCO GOLD & PRECIOUS METALS FUND -- INVESTOR CLASS, CLASS A, B,
            AND C

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in exploring for, mining, processing, or dealing and investing in gold, gold bullion, and other precious metals, such as silver, platinum, and palladium, as well as diamonds. The securities of these companies are highly dependent on the price of precious metals at any given time.

Fluctuations in the price of gold directly -- and often dramatically -- affect the profitability and market value of companies in this sector. Changes in political or economic climate for the two largest gold producers -- South Africa and the former Soviet Union -- may have a direct impact on the price of gold worldwide. Up to 10% at the time of purchase of the Fund's assets may be invested in gold bullion. The Fund's investments directly in gold bullion will earn no income return; appreciation in the market price of gold is the sole manner in which the Fund can realize gains on bullion investments. The Fund may have higher storage and custody costs in connection with its ownership of bullion than those associated with the purchase, holding and sale of more traditional types of investments.

The Fund primarily focuses on those gold companies that have the ability to increase production capacity at low costs, while having the potential to make major gold discoveries around the world. Additionally, we try to identify companies that leverage increasing gold prices; that is, companies that do not hedge gold prices on the market. While the Fund may take positions in mid- to small-sized exploration companies that may be more volatile than investments in large, more established companies, it will primarily focus on major gold stocks that are leaders in their fields. Up to 100% of the Fund's assets may be invested in foreign companies.

[KEY ICON]  INVESCO HEALTH SCIENCES FUND -- INVESTOR CLASS, CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies.

We focus on the dominant players in fast-growing therapeutic areas or companies on the verge of exciting medical breakthroughs. We seek companies with strong, commercially successful products as well as promising product pipelines. This strategy may lead us to invest in both well-established health care firms and faster-growing, more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the portfolio and represent core holdings in the Fund. The Fund also may invest in high growth, earlier stage companies whose future profitability could be dependent upon increasing market shares from one or a few key products. Such companies often have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices and could have an adverse impact upon the companies' future growth and profitability.

Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

[KEY ICON]  INVESCO LEISURE FUND -- INVESTOR CLASS, CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in the design, production, and distribution of products related to the leisure activities. These industries include, but are not limited to, hotels/gaming, publishing, advertising, beverages, audio/video, broadcasting-radio/TV, cable & satellite operators, cable & satellite programmers, motion pictures & TV, recreation services/entertainment, retail, and toys.

We seek firms that can grow their businesses regardless of the economic environment. INVESCO attempts to keep the portfolio well diversified across the leisure sector, adjusting portfolio weightings depending on prevailing economic conditions and relative valuations of securities. This sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos often are subject to high price volatility and are considered speculative. Video and electronic games are subject to risks of rapid obsolescence.

[KEY ICON]  INVESCO REAL ESTATE OPPORTUNITY FUND -- INVESTOR CLASS, CLASS A,
            B, AND C

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies doing business in the real estate industry, including real estate investment trusts ("REITS"), which invest in real estate or interests in real estate. No one property type will represent more than 50% of the Fund's total assets. The companies in which the Fund invests may also include, but are not limited to, real estate brokers, home builders or real estate developers, companies with substantial real estate holdings, and companies with significant involvement in the real estate industry or other real estate-related companies.

The real estate industry is highly cyclical, and the value of securities issued by companies doing business in that sector may fluctuate widely. The real estate industry -- and, therefore, the performance of the Fund -- is highly sensitive to national, regional and local economic conditions, interest rates, property taxes, overbuilding, decline in value of real estate, and changes in rental income. REITS are companies or trusts that own and/or operate income-producing real estate. Shares of REITS are publicly traded and are subject to the same risks as any other security, as well as risks specific to the real estate industry.

[KEY ICON]  INVESCO TECHNOLOGY FUND -- INVESTOR CLASS, CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

A core portion of the Fund's portfolio is invested in market-leading technology companies among various subsectors in the technology universe that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are leaders in their field and are believed to have a strategic advantage over many of their competitors. The remainder of the Fund's portfolio consists of faster-growing, more volatile technology companies that INVESCO believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

[KEY ICON]  INVESCO TELECOMMUNICATIONS FUND -- INVESTOR CLASS, CLASS A, B, C,
            AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in the design, development, manufacture, distribution, or sale of communications services and equipment, and companies that are involved in supplying equipment or services to such companies. The telecommunications sector includes, but is not limited to, companies that offer telephone services, wireless communications, satellite communications, television and movie programming, broadcasting, and Internet access. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

We select stocks based on projected total return for individual companies, while also analyzing country specific factors that might affect stock performance or influence company valuation. Normally, the Fund will invest primarily in companies located in at least three different countries, although U.S. issuers will often dominate the portfolio. The Fund's portfolio emphasizes strongly managed market leaders, with a lesser weighting on smaller, faster growing companies that offer new products or services and/or are increasing their market share.

[KEY ICON]  INVESCO UTILITIES FUND --  INVESTOR CLASS, CLASS A, B, AND C

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in utilities-related industries. These include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services, including local, long distance and wireless.

Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable.

Normally, INVESCO seeks to keep the portfolio divided among the electric utilities, natural gas, and telecommunications industries. Weightings within the various industry segments are continually monitored, and INVESCO adjusts the portfolio weightings depending on the prevailing economic conditions.

[GRAPH ICON]  FUND PERFORMANCE

Performance information in the bar charts below is that of the Funds' Investor Class shares, which has the longest operating history of the Funds' classes. Information included in the table is that of Investor Class, Class C, and, if applicable, Class K shares. Performance information for Class A and B shares is not shown in the table as those classes do not yet have a full calendar year of performance. Investor Class and Class A, B, C, and K returns would be similar because all classes of shares invest in the same portfolio of securities. The returns of the classes would differ, however, to the extent of differing levels of expenses. In this regard, the returns reflected in the bar charts and table reflect only the applicable total expenses of the class shown. If the effect of the other classes' total expenses were reflected, the returns would be lower than those shown because the other classes have higher total expenses.

The bar charts below show the Funds' Investor Class actual yearly performance (commonly known as their "total return") for the years ended December 31 over the past decade or since inception. The returns in the bar charts do not reflect a 12b-1 fee in excess of 0.25%, the sales charge for Class A shares, or the applicable contingent deferred sales charge (CDSC) for Class B or Class C shares; if they did, the total returns shown would be lower. The table below shows the pre-tax and after-tax average annual total returns of Investor Class and pre-tax average annual total returns for Class C shares, and, if applicable, Class K shares for various periods ended December 31, 2002 compared to the S&P 500 Index, the S&P 500 Financials Index with respect to Financial Services Fund, and the NAREIT -- Equity REIT Index with respect to Real Estate Opportunity Fund. The after-tax returns are shown only for the Investor Class shares. After-tax returns for other classes of shares offered in this Prospectus will vary.

After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption returns assume you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rates in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax returns shown are not relevant.

The information in the bar charts and table illustrates the variability of each Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how a Fund will perform in the future.

--------------------------------------------------------------------------------
                           ENERGY FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]
'93     '94      '95     '96     '97     '98       '99     '00     '01       '02
16.71%  (7.25%)  19.80%  38.84%  19.09%  (27.83%)  41.88%  58.17%  (16.81%)  (4.32)

--------------------------------------------------------------------------------
Best Calendar Qtr.    9/97    28.24%
Worst Calendar Qtr.   9/98   (18.34%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     FINANCIAL SERVICES FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                [GRAPHIC OMITTED]
'93     '94      '95     '96     '97     '98     '99    '00     '01       '02
18.52%  (5.89%)  39.81%  30.29%  44.79%  13.45%  0.73%  26.69%  (10.17%)  (15.56%)

--------------------------------------------------------------------------------
Best Calendar Qtr.    9/00    22.76%
Worst Calendar Qtr.   9/98   (18.20%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GOLD & PRECIOUS METALS FUND--
                                 INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                [GRAPHIC OMITTED]

'93     '94       '95     '96     '97       '98       '99      '00       '01     '02
72.47%  (27.85%)  12.72%  40.64%  (55.50%)  (22.54%)  (8.99%)  (12.98%)  17.12%  59.65%

--------------------------------------------------------------------------------
Best Calendar Qtr.     3/96    46.17%
Worst Calendar Qtr.   12/97   (37.51%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      HEALTH SCIENCES FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

'93     '94     '95     '96     '97     '98     '99    '00     '01       '02
(8.41%)  0.94%  58.89%  11.41%  18.46%  43.40%  0.59%  25.80%  (14.68%)  (25.24%)

--------------------------------------------------------------------------------
Best Calendar Qtr.    9/95    19.53%
Worst Calendar Qtr.   3/01   (22.91%)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                          LEISURE FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                [GRAPHIC OMITTED]

'93     '94      '95     '96    '97     '98     '99     '00      '01    '02
35.73%  (4.98%)  15.79%  9.08%  26.46%  29.78%  65.59%  (7.97%)  4.10%  (15.41%)
--------------------------------------------------------------------------------
Best Calendar Qtr.    12/99    25.59%
Worst Calendar Qtr.    9/01   (24.06%)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         REAL ESTATE OPPORTUNITY FUND--
                                 INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
================================================================================
                                [GRAPHIC OMITTED]

     1997       1998        1999        2000       2001        2002
     21.50%     (23.48%)    (5.50%)     24.72%     (1.91%)     5.81%
--------------------------------------------------------------------------------
Best Calendar Qtr.    9/97    14.19%
Worst Calendar Qtr.   9/98   (20.46%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         TECHNOLOGY FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]
'93     '94    '95     '96     '97    '98     '99      '00       '01       '02
15.03%  5.27%  45.80%  21.75%  8.85%  30.12%  144.94%  (22.77%)  (45.51%)  (47.22%)

--------------------------------------------------------------------------------
Best Calendar Qtr.    12/99    66.77%
Worst Calendar Qtr.    9/01   (41.44%)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                    TELECOMMUNICATIONS FUND--INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(4)
================================================================================
                                [GRAPHIC OMITTED]

  1995     1996     1997     1998     1999      2000       2001       2002
  27.37%   16.81%   30.29%   40.98%   144.28%   (26.91%)   (54.19%)   (50.96%)
--------------------------------------------------------------------------------
Best Calendar Qtr.    12/99    62.22%
Worst Calendar Qtr.    9/01   (41.40%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         UTILITIES FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                [GRAPHIC OMITTED]

'93     '94      '95     '96     '97     '98     '99     '00    '01       '02
21.20%  (9.94%)  25.25%  12.75%  24.38%  24.30%  19.88%  4.14%  (33.98%)  (22.29%)

--------------------------------------------------------------------------------
Best Calendar Qtr.    12/98    16.33%
Worst Calendar Qtr.    9/01   (23.67%)
--------------------------------------------------------------------------------

====================================================================================================================================
                                                                                                      AVERAGE ANNUAL TOTAL RETURN(5)
                                                                                                              AS OF 12/31/02
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                10 YEARS
                                                                1 YEAR                  5 YEARS            OR SINCE INCEPTION
INVESTOR CLASS
  Energy Fund(1),(2)
    Return Before Taxes                                         (4.32%)                   5.21%                   10.70%
    Return After Taxes on Distributions                         (4.32%)                   4.86%                    9.21%
    Return After Taxes on Distributions
      and Sale of Fund Shares                                   (2.65%)                   4.24%                    8.34%
  Gold & Precious Metals Fund(1),(2)
    Return Before Taxes                                         59.65%                    2.78%                    0.07%
    Return After Taxes on Distributions                         59.65%                    2.58%                   (1.25%)
    Return After Taxes on Distributions
         and Sale of Fund Shares                                36.62%                    2.12%                   (0.26%)
   Health Sciences Fund(1),(2)
     Return Before Taxes                                       (25.24%)                   2.97%                    8.42%
     Return After Taxes on Distributions                       (25.24%)                   0.99%                    6.14%
     Return After Taxes on Distributions
       and Sale of Fund Shares                                 (15.50%)                   2.36%                    6.54%
  Leisure Fund(1),(2)
    Return Before Taxes                                        (15.41%)                  11.73%                   13.63%
    Return After Taxes on Distributions                        (15.41%)                  10.02%                   11.35%
    Return After Taxes on Distributions
         and Sale of Fund Shares                                (9.46%)                   9.43%                   10.73%
  Technology Fund(1),(2)
    Return Before Taxes                                        (47.22%)                  (6.67%)                   5.18%
    Return After Taxes on Distributions                        (47.22%)                  (7.16%)                   2.46%

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
====================================================================================================================================
                                                                                                      AVERAGE ANNUAL TOTAL RETURN(5)
                                                                                                              AS OF 12/31/02
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                10 YEARS
                                                                1 YEAR                  5 YEARS            OR SINCE INCEPTION
    Return After Taxes on Distributions
      and Sale of Fund Shares                                  (28.99%)                  (4.64%)                   3.64%
  Utilities Fund(1),(2)
    Return Before Taxes                                        (22.29%)                  (4.46%)                   4.32%
    Return After Taxes on Distributions                        (23.10%)                  (5.55%)                   2.14%
    Return After Taxes on Distributions
         and Sale of Fund Shares                               (13.67%)                  (3.41%)                   2.79%
  S&P 500 Index(6)
    (reflects no deduction for fees, expenses
    or taxes)                                                  (22.09%)                  (0.58%)                   9.35%

  Financial Services Fund(1),(2)
    Return Before Taxes                                        (15.56%)                   1.89%                   12.44%
    Return After Taxes on Distributions                        (15.60%)                   0.59%                    9.48%
    Return After Taxes on Distributions
         and Sale of Fund Shares                                (9.53%)                   1.43%                    9.20%
  S&P 500 Index(6)
    (reflects no deduction for fees, expenses
    or taxes)                                                  (22.09%)                  (0.58%)                   9.35%
  S&P 500 Financials Index6
    (reflects no deduction for fees, expenses
    or taxes)                                                  (14.64%)                   2.53%                   14.08%

  Real Estate Opportunity Fund(1),(2)
    Return Before Taxes                                          5.81%                   (1.32%)                   2.17%(3)
    Return After Taxes on Distributions                          4.56%                   (3.55%)                  (0.55%)(3)
    Return After Taxes on Distributions
      and Sale of Fund Shares                                    3.58%                   (2.21%)                   0.35%(3)
  NAREIT-- Equity REIT Index(6)
    (reflects no deduction for fees, expenses
    or taxes)                                                    3.82%                    3.30%                    5.95%(3)

  Telecommunications Fund(1),(2)
    Return Before Taxes                                        (50.96%)                 (10.78%)                   1.69%(4)
    Return After Taxes on Distributions                        (50.96%)                 (11.09%)                   0.21%(4)
    Return After Taxes on Distributions
      and Sale of Fund Shares                                  (31.29%)                  (7.89%)                   1.12%(4)
  S&P 500 Index(6)
    (reflects no deduction for fees, expenses
    or taxes)                                                  (22.09%)                  (0.58%)                   9.96%(4)

CLASS C - RETURN BEFORE TAXES (INCLUDING CDSC)
  Energy Fund(1),(7)                                            (6.01%)                    N/A                     7.54%(8)
  Gold & Precious Metals Fund(1),(7)                            56.69%                     N/A                    19.78%(8)
  Health Sciences Fund(1),(7)                                  (27.28%)                    N/A                   (12.12%)(8)
  Leisure Fund(1),(7)                                          (17.21%)                    N/A                    (6.36%)(8)
  Technology Fund(1),(7)                                       (48.74%)                    N/A                   (44.62%)(8)

====================================================================================================================================
                                                                                                      AVERAGE ANNUAL TOTAL RETURN(5)
                                                                                                              AS OF 12/31/02
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                10 YEARS
                                                                1 YEAR                  5 YEARS            OR SINCE INCEPTION
  Telecommunications Fund(1),(7)                               (52.53%)                    N/A                   (49.61%)(8)
  Utilities Fund(1),(7)                                        (24.11%)                    N/A                   (23.09%)(8)
  S&P 500 Index(6)                                             (22.09%)                    N/A                   (13.19%)(8)

  Financial Services Fund(1),(7)                               (17.36%)                    N/A                     2.05%(8)
  S&P 500 Index(6)                                             (22.09%)                    N/A                   (13.19%)(8)
  S&P 500 Financials Index(6)                                  (14.64%)                    N/A                     4.45%(8)

  Real Estate Opportunity Fund(1),(7)                            3.94%                     N/A                     7.99%(8)
  NAREIT-- Equity REIT Index(6)                                  3.82%                     N/A                    15.58%(8)

CLASS K - RETURN BEFORE TAXES
  Energy Fund(1),(9)                                            (7.29%)                    N/A                    (4.04%)(10)
  Health Sciences Fund(1),(9)                                  (25.71%)                    N/A                   (17.67%)(10)
  Technology Fund(1),(9)                                       (47.20%)                    N/A                   (45.27%)(10)
  Telecommunications Fund(1),(9)                               (51.03%)                    N/A                   (51.38%)(10)
  S&P 500 Index(6)                                             (22.09%)                    N/A                   (16.32%)(10)

  Financial Services Fund(1),(9)                               (15.88%)                    N/A                    (8.84%)(10)
  S&P 500 Index(6)                                             (22.09%)                    N/A                   (16.32%)(10)
  S&P 500 Financials Index(6)                                  (14.64%)                    N/A                    (7.64%)(10)

  Leisure Fund(1),(9)                                          (15.52%)                    N/A                   (11.49%)(11)
  S&P 500 Index(6)                                             (22.09%)                    N/A                   (22.09%)(11)

(1)  Total return figures include reinvested dividends and capital gain distributions and the effect of each class's expenses.
(2)  Returns before taxes for Investor Class shares of Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure,
     Real Estate Opportunity, Technology, Telecommunications, and Utilities Funds year-to-date as of the calendar quarter ended June
     30, 2003 were 10.05%, 11.02%, 0.37%, 16.16%, 12.19%, 15.14%, 17.80%, 15.21%, and 9.35%, respectively.
(3)  The Fund (Investor Class shares) commenced investment operations on January 2, 1997. Index comparison begins on January 2,
     1997.
(4)  The Fund (Investor Class shares) commenced investment operations on August 1, 1994. Index comparison begins on August 1, 1994.
(5)  The total returns are for those classes of shares with a full calendar year of performance. If the effect of the other classes'
     total expenses, including 12b-1 fees, front-end sales charge for Class A, and CDSC for Class B were reflected, returns for those classes would be lower than those shown.
(6)  The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The S&P
     500 Financials Index is an unmanaged index that contains companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITs. The NAREIT --
     Equity REIT Index is an unmanaged index considered representative of the U.S. real estate investment trust equity market.
     Please keep in mind that the Indexes do not pay brokerage, management, administrative, or distribution expenses, all of which are paid by the classes and are reflected in their annual returns. Index returns also do not include sales charges or CDSCs that may be paid by the shareholder.
(7)  Returns before taxes, including CDSC, for Class C shares of Energy, Financial Services, Gold & Precious Metals, Health
     Sciences, Leisure, Real Estate Opportunity, Technology, Telecommunications, and Utilities Funds year-to-date as of the calendar quarter ended June 30, 2003 were 8.76%, 9.38%, (1.00%), 14.43%, 10.69%, 13.73%, 16.57%, 13.90%, and 7.72%, respectively.
(8)  Since inception of Class C shares on February 15, 2000. Index comparison begins on February 29, 2000.

(9)  Returns before taxes for Class K shares of Energy, Financial Services, Health Sciences, Leisure, Technology, and
     Telecommunications Funds year-to-date as of the calendar quarter ended June 30, 2003 were 10.01%, 11.00%, 15.74%, 11.82%,
     17.56%, and 15.06%, respectively.
(10) Since inception of Class K shares on December 1, 2000. Index comparisons begin on December 1, 2000.
(11) Since inception of Class K shares on December 17, 2001. Index comparison begins on December 31, 2001.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C, or, if applicable, Class K shares of the Funds. If you invest in the Funds through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT
                                                                Investor Class   Class A       Class B        Class C      Class K
Maximum Front-End Sales Charge
  on purchases as a percentage of
  offering price                                                    None          5.50%         None           None         None
Maximum Contingent Deferred
  Sales Charge (CDSC) as a percentage
  of the total original cost of the shares                          None         None(1)        5.00%(2)       1.00%(2)     None(1)
Maximum Sales Charge on reinvested
  dividends/distributions                                           None          None          None           None         None

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

ENERGY FUND                                                     Investor Class   Class A       Class B        Class C      Class K
Management Fees                                                     0.75%         0.75%         0.75%          0.75%        0.75%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%        0.45%
Other Expenses(4),(5)                                               0.69%         0.36%         0.66%(6)       0.78%(7)     4.16%(8)
                                                                    ----          ----          ----           ----         ----
Total Annual Fund Operating Expenses(4),(5)                         1.69%         1.46%         2.41%(6)       2.53%(7)     5.36%(8)
                                                                    ====          ====          ====           ====         ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         0.00%          0.00%        3.16%
Net Expenses(5),(9)                                                 1.69%         1.46%         2.41%(6)       2.53%(7)     2.20%(8)
                                                                    ====          ====          ====           ====         ====

FINANCIAL SERVICES FUND                                         Investor Class   Class A       Class B        Class C      Class K
Management Fees                                                     0.66%         0.66%         0.66%          0.66%        0.66%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%        0.45%
Other Expenses(4),(5)                                               0.49%         0.50%(10)     0.74%(6)       0.79%        1.02%(8)
                                                                    ----          ----          ----           ----         ----
Total Annual Fund Operating Expenses(4),(5)                         1.40%         1.51%(10)     2.40%(6)       2.45%        2.13%(8)
                                                                    ====          ====          ====           ====         ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         0.00%          0.00%        0.00%
Net Expenses(5),(9)                                                 1.40%         1.51%(10)     2.40%(6)       2.45%        2.13%(8)
                                                                    ====          ====          ====           ====         ====

GOLD & PRECIOUS METALS FUND                                     Investor Class   Class A       Class B        Class C
Management Fees                                                     0.75%         0.75%         0.75%          0.75%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%
Other Expenses(4),(5)                                               0.88%         1.01%(10)     0.43%          0.90%
                                                                    ----          ----          ----           ----
Total Annual Fund Operating Expenses(4),(5)                         1.88%         2.11%(10)     2.18%          2.65%
                                                                    ====          ====          ====           ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.01%         0.00%          0.00%
Net Expenses(5),(9)                                                 1.88%         2.10%(10)     2.18%          2.65%
                                                                    ====          ====          ====           ====

HEALTH SCIENCES FUND                                            Investor Class   Class A       Class B        Class C      Class K
Management Fees                                                     0.64%         0.64%         0.64%          0.64%        0.64%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%        0.45%
Other Expenses(4),(5)                                               0.55%         0.89%(10)     0.87%(6)       1.63%(7)     0.98%
                                                                    ----          ----          ----           ----         ----
Total Annual Fund Operating Expenses(4),(5)                         1.44%         1.88%(10)     2.51%(6)       3.27%(7)     2.07%
                                                                    ====          ====          ====           ====         ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         0.00%          0.52%        0.00%
Net Expenses(5),(9)                                                 1.44%         1.88%(10)     2.51%(6)       2.75%(7)     2.07%
                                                                    ====          ====          ====           ====         ====

LEISURE FUND                                                    Investor Class   Class A       Class B        Class C      Class K
Management Fees                                                     0.69%         0.69%         0.69%          0.69%        0.69%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%        0.45%
Other Expenses(4),(5)                                               0.56%         0.38%         0.54%(6)       0.75%        1.07%(8)
                                                                    ----          ----          ----           ----         ----
Total Annual Fund Operating Expenses(4),(5)                         1.50%         1.42%         2.23%(6)       2.44%        2.21%(8)
                                                                    ====          ====          ====           ====         ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         0.00%          0.00%        0.01%
Net Expenses(5),(9)                                                 1.50%         1.42%         2.23%(6)       2.44%        2.20%(8)
                                                                    ====          ====          ====           ====         ====

REAL ESTATE OPPORTUNITY FUND                                    Investor Class   Class A       Class B        Class C
Management Fees                                                     0.75%         0.75%         0.75%          0.75%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%
Other Expenses(4),(5)                                               1.43%(11)     0.56%         1.98%(6)       1.99%(7)
                                                                    ----          ----          ----           ----
Total Annual Fund Operating Expenses(4),(5)                         2.43%(11)     1.66%         3.73%(6)       3.74%(7)
                                                                    ====          ====          ====           ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         0.98%          0.99%
Net Expenses(5),(9)                                                 2.43%(11)     1.66%         2.75%(6)       2.75%(7)
                                                                    ====          ====          ====           ====

TECHNOLOGY FUND                                                 Investor Class   Class A       Class B        Class C      Class K
Management Fees                                                     0.60%         0.60%         0.60%          0.60%        0.60%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%        0.45%
Other Expenses(4),(5)                                               0.92%         0.56%(10)     1.14%(6)       2.35%(7)     1.44%(8)
                                                                    ----          ----          ----           ----
Total Annual Fund Operating Expenses(4),(5)                         1.77%         1.51%(10)     2.74%(6)       3.95%(7)     2.49%(8)
                                                                    ====          ====          ====           ====         ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         0.00%          1.20%        0.29%
Net Expenses(5),(9)                                                 1.77%         1.51%(10)     2.74%(6)       2.75%(7)     2.20%(8)
                                                                    ====          ====          ====           ====         ====

TELECOMMUNICATIONS FUND                                         Investor Class   Class A       Class B        Class C      Class K
Management Fees                                                     0.65%         0.65%         0.65%          0.65%        0.65%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%        0.45%
Other Expenses(4),(5)                                               1.86%(11)     0.66%        10.50%(6)       4.11%(7)     2.20%(8)
                                                                    ----          ----         -----           ----         ----
Total Annual Fund Operating Expenses(4),(5)                         2.76%(11)     1.66%        12.15%(6)       5.76%(7)     3.30%(8)
                                                                    ====          ====         =====           ====         ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         9.40%          3.01%        1.10%
Net Expenses(5),(9)                                                 2.76%(11)     1.66%         2.75%(6)       2.75%(7)     2.20%(8)
                                                                    ====          ====         =====           ====         ====

UTILITIES FUND                                                  Investor Class   Class A       Class B        Class C
Management Fees                                                     0.75%         0.75%         0.75%          0.75%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.25%(12)     1.00%          1.00%
Other Expenses(4),(5)                                               0.90%(11)     0.64%(10)     0.94%(6)       1.95%(7)
                                                                    ----          ----          -----          ----
Total Annual Fund Operating Expenses(4),(5)                         1.90%(11)     1.64%(10),(12)2.69%(6)       3.70%(7)
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         0.00%          0.95%
                                                                    ====          ====         =====           ====
Net Expenses(5),(9)                                                 1.90%(11)     1.64%(10),(12)2.69%(6)       2.75%(7)
                                                                    ====          ====         =====           ====

(1)  If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption. For qualified plans investing in Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. Please see the sections entitled "How to Buy Shares" and "How To Sell Shares."
(2)  A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy
     Shares."
(3)  Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of a
     Fund for a certain period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
(4)  Each Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under expense offset arrangements.
(5)  INVESCO is entitled to reimbursement from the classes for fees and expenses absorbed pursuant to voluntary and contractual expense limitation commitments between INVESCO and the Funds if such reimbursements do not cause a class to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitations may be changed at any time following consultation with the board of directors.
(6)  Certain expenses of Class B shares of Energy, Financial Services, Health Sciences, Leisure, Real Estate Opportunity,
     Technology, Telecommunications, and Utilities Funds were absorbed voluntarily by INVESCO pursuant to commitments between the
     Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Energy Fund's Class B shares' Other Expenses and Total Annual Fund

     Operating Expenses were 0.58% and 2.33%, respectively, of the Fund's average net assets attributable to Class B shares;
     Financial Services Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses were 0.43% and 2.09%, respectively, of the Fund's average net assets attributable to Class B shares; Health Sciences Fund's Class B shares' Other
     Expenses and Total Annual Fund Operating Expenses were 0.42% and 2.06%, respectively, of the Fund's average net assets attributable to Class B shares; Leisure Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses were
     0.45% and 2.14%, respectively, of the Fund's average net assets attributable to Class B shares; Real Estate Opportunity Fund's
     Class B shares' Other Expenses and Total Annual Fund Operating Expenses were 0.61% and 2.36%, respectively, of the Fund's average net assets attributable to Class B shares; Technology Fund's Class B shares' Other Expenses and Total Annual Fund
     Operating Expenses were 0.55% and 2.15%, respectively, of the Fund's average net assets attributable to Class B shares;
     Telecommunications Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses were 0.92% and 2.57%, respectively, of the Fund's average net assets attributable to Class B shares; and Utilities Fund's Class B shares' Other
     Expenses and Total Annual Fund Operating Expenses were 0.39% and 2.14%, respectively, of the Fund's average net assets attributable to Class B shares.
(7)  Certain expenses of Class C shares of Energy, Real Estate Opportunity, Technology, Telecommunications, and Utilities Funds were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. Certain expenses of Class C shares of Health Sciences Fund were absorbed by INVESCO pursuant to a contractual agreement between the Fund and INVESCO. After absorption, but excluding any expense offset arrangements, Energy Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.58%
     and 2.33%, respectively, of the Fund's average net assets attributable to Class C shares; Real Estate Opportunity Fund's Class
     C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.60% and 2.35%, respectively, of the Fund's average net assets attributable to Class C shares; Technology Fund's Class C shares' Other Expenses and Total Annual Fund Operating
     Expenses were 1.09% and 2.69%, respectively, of the Fund's average net assets attributable to Class C shares;
     Telecommunications Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.98% and 2.63%, respectively, of the Fund's average net assets attributable to Class C shares; and Utilities Fund's Class C shares' Other
     Expenses and Total Annual Fund Operating Expenses were 0.30% and 2.05%, respectively, of the Fund's average net assets attributable to Class C shares.
(8)  Certain expenses of Class K shares of Energy, Financial Services, and Telecommunications Funds were absorbed voluntarily by
     INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. Certain expenses of Class K shares of Leisure and Technology Funds were absorbed by
     INVESCO pursuant to contractual agreements between the Funds and INVESCO. After absorption, but excluding any expense offset arrangement, Energy Fund's Class K shares' Other Expenses and Total Annual Fund Operating Expenses were 0.87% and 2.07%, respectively, of the Fund's average net assets attributable to Class K shares; Financial Services Fund's Class K shares' Other
     Expenses and Total Annual Fund Operating Expenses were 0.67% and 1.78%, respectively, of the Fund's average net assets attributable to Class K shares; and Telecommunications Fund's Class K shares' Other Expenses and Total Annual Fund Operating
     Expenses were 0.96% and 2.06%, respectively, of the Fund's average net assets attributable to Class K shares.
(9)  To limit expenses, INVESCO has contractually obligated itself to waive fees and bear expenses through March 31, 2004 that would cause the ratio of expenses to average net assets to exceed 2.10% for Class A shares, 2.75% for each of Class B and Class C shares, and 2.20% for Class K shares.
(10) Certain expenses of Class A shares of Financial Services, Health Sciences, Technology, and Utilities Funds were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. Certain expenses of Class A shares of Gold & Precious Metals Fund were absorbed by INVESCO pursuant to a contractual agreement between the Fund and INVESCO. After absorption, but excluding any expense offset arrangements, Financial Services Fund's Class A shares' Other Expenses and Total Annual Fund Operating Expenses
     were 0.37% and 1.38%, respectively, of the Fund's average net assets attributable to Class A shares; Health Sciences Fund's
     Class A shares' Other Expenses and Total Annual Fund Operating Expenses were 0.42% and 1.41%, respectively, of the Fund's average net assets attributable to Class A shares; Technology Fund's Class A shares' Other Expenses and Total Annual Fund
     Operating Expenses were 0.52% and 1.47%, respectively, of the Fund's average net assets attributable to Class A shares; and
     Utilities Fund's Class A shares' Other Expenses and Total Annual Fund Operating Expenses were 0.41% and 1.41%, respectively, of the Fund's average net assets attributable to Class A shares.
(11) Certain expenses of Investor Class shares of Real Estate Opportunity, Telecommunications, and Utilities Funds were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Real
     Estate Opportunity Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.60% and 1.60%, respectively, of the Fund's average net assets attributable to Investor Class shares; Telecommunications Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.91% and 1.81%, respectively, of the Fund's average net assets attributable to Investor Class shares; and Utilities Fund's Investor Class shares' Other Expenses and Total Annual Fund
     Operating Expenses were 0.30% and 1.30%, respectively, of the Fund's average net assets attributable to Investor Class shares.
(12 )Effective July 1, 2003, the Distribution and Service (12b-1) Fees have been reduced from 0.35% to 0.25%. Total Annual Fund
     Operating Expenses have been restated for the current fiscal year end.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Investor Class, Class A, Class B, Class C, and, if applicable, Class K shares of the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Investor Class, Class A, Class B, Class C, or Class K shares of a Fund for the time periods indicated. Within each Example, there is an assumption that you redeem all of your shares at the end of those periods and that you keep your shares. The Example also assumes that your investment had a hypothetical 5% return each year, and that a Fund's Investor Class, Class A, Class B, Class C, and Class K shares' operating expenses remain the same. Although the actual costs and performance of a Fund's Investor Class, Class A, Class B, Class C, and Class K shares may be higher or lower, based on these assumptions your costs would be:

                                             1 year           3 years          5 years          10 years
ENERGY FUND
     Investor Class                          $172             $  533           $  918           $1,998
     Class A(1)                              $690             $  986           $1,304           $2,200
     Class B - With Redemption(1)            $744             $1,051           $1,485           $2,511(2)
     Class B - Without Redemption            $244             $  751           $1,285           $2,511(2)
     Class C - With Redemption1              $356             $  788           $1,345           $2,866
     Class C - Without Redemption            $256             $  788           $1,345           $2,866
     Class K(3)                              $223             $1,321           $2,411           $5,103

FINANCIAL SERVICES FUND
     Investor Class                          $143             $  443           $  766           $1,680
     Class A(1)                              $695             $1,001           $1,328           $2,252
     Class B - With Redemption(1)            $743             $1,048           $1,480           $2,515(2)
     Class B - Without Redemption            $243             $  748           $1,280           $2,515(2)
     Class C - With Redemption(1)            $348             $  764           $1,306           $2,786
     Class C - Without Redemption            $248             $  764           $1,306           $2,786
     Class K                                 $216             $  667           $1,144           $2,462

GOLD & PRECIOUS METALS FUND
     Investor Class                          $191             $  591           $1,016           $2,201
     Class A(1),(3)                          $751             $1,174           $1,621           $2,856
     Class B - With Redemption(1)            $721             $  982           $1,369           $2,496(2)
     Class B - Without Redemption            $221             $  682           $1,169           $2,496(2)
     Class C - With Redemption(1)            $368             $  823           $1,405           $2,983
     Class C - Without Redemption            $268             $  823           $1,405           $2,983

HEALTH SCIENCES FUND
     Investor Class                          $147             $  456           $  787           $1,724
     Class A(1)                              $730             $1,108           $1,510           $2,630
     Class B - With Redemption(1)            $754             $1,082           $1,535           $2,691(2)
     Class B - Without Redemption            $254             $  782           $1,335           $2,691(2)
     Class C - With Redemption(1),(3)        $378             $  958           $1,663           $3,532
     Class C - Without Redemption(3)         $278             $  958           $1,663           $3,532
     Class K                                 $210             $  649           $1,114           $2,400

LEISURE FUND
     Investor Class                          $153             $  474           $  818           $1,791
     Class A(1)                              $687             $  975           $1,284           $2,158
     Class B - With Redemption(1)            $726             $  997           $1,395           $2,361(2)
     Class B - Without Redemption            $226             $  697           $1,195           $2,361(2)
     Class C - With Redemption(1)            $347             $  761           $1,301           $2,776
     Class C - Without Redemption            $247             $  761           $1,301           $2,776
     Class K(3)                              $223             $  690           $1,184           $2,543

REAL ESTATE OPPORTUNITY FUND
     Investor Class                          $246             $  758           $1,296           $2,766
     Class A(1)                              $709             $1,045           $1,403           $2,407
     Class B - With Redemption(1),(3)        $778             $1,351           $2,043           $3,454(2)
     Class B - Without Redemption(3)         $278             $1,051           $1,843           $3,454(2)
     Class C - With Redemption(1),(3)        $378             $1,053           $1,847           $3,921
     Class C - Without Redemption(3)         $278             $1,053           $1,847           $3,921

TECHNOLOGY FUND
     Investor Class                          $180             $  557           $  959           $2,084
     Class A(1)                              $695             $1,001           $1,328           $2,252
     Class B - With Redemption(1)            $777             $1,150           $1,650           $2,773(2)
     Class B - Without Redemption            $277             $  850           $1,450           $2,773(2)
     Class C - With Redemption(1),(3)        $378             $1,094           $1,928           $4,089
     Class C - Without Redemption(3)         $278             $1,094           $1,928           $4,089
     Class K(3)                              $223             $  748           $1,300           $2,804

TELECOMMUNICATIONS FUND
     Investor Class                          $279             $  856           $1,459           $3,090
     Class A(1)                              $709             $1,045           $1,403           $2,407
     Class B - With Redemption(1),(3)        $778             $2,888           $4,780           $7,273(2)
     Class B - Without Redemption(3)         $278             $2,588           $4,580           $7,273(2)
     Class C - With Redemption(1),(3)        $378             $1,447           $2,598           $5,401
     Class C - Without Redemption(3)         $278             $1,447           $2,598           $5,401
     Class K(3)                              $223             $  913           $1,627           $3,520

UTILITIES FUND
     Investor Class                          $193             $  597           $1,026           $2,222
     Class A(1)                              $708             $1,039           $1,393           $2,387
     Class B - With Redemption(1)            $772             $1,135           $1,625           $2,768(2)
     Class B - Without Redemption            $272             $  835           $1,425           $2,768(2)
     Class C - With Redemption(1),(3)        $378             $1,045           $1,831           $3,889
     Class C - Without Redemption(3)         $278             $1,045           $1,831           $3,889


(1) Based on initial sales charge for Class A shares at the beginning of each period shown and CDSC charges for Class B and C shares based on redemption at the end of each period shown. Please see "How
    To Buy Shares."
(2) Assumes conversion of Class B to Class A at the end of the eighth year. Please see "How To Buy
    Shares."
(3) Class expenses remain the same for each period (except that the Example reflects the contractual expense reimbursements by INVESCO for the one-year period and the first year of the three-, five-, and ten-year periods).

[ARROWS ICON]  INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

[ARROWS ICON]  PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special risk factors discussed below associated with the Funds' policies in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of a Fund's investments. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. Energy, Financial Services, Health Sciences, Leisure, Real Estate Opportunity, Technology, and Utilities Funds may invest up to 25% of their respective assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. Foreign securities risks are potentially greater for Gold & Precious Metals and Telecommunications Funds, since those Funds have the ability to invest more than 25% of their respective assets in the securities of non-U.S. issuers.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events, or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LIQUIDITY RISK

A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

Options and futures are common types of derivatives that a Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. The use of options and futures may increase the performance of the Fund, but also may increase market risk. Other types of derivatives include swaps, caps, floors, and collars.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK

A Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable gain distributions to a Fund's shareholders.

                 ----------------------------------------------

Although each Fund generally invests in equity securities of companies in the economic sector described by its name, the Funds also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of any Fund's principal investment strategy, they may constitute a significant portion of a Fund's portfolio, thereby possibly exposing a Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                       RISKS                    APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS
  (ADRs)
These are securities issued      Market, Information,     All Funds
by U.S. banks that represent     Political, Regulatory,
shares of foreign corpora-       Diplomatic, Liquidity,
tions held by those banks.       and Currency Risks
Although traded in U.S.
securities markets and
valued in U.S. dollars, ADRs
carry most of the risks of
investing directly in
foreign securities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                       RISKS                    APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
FUTURES
A futures contract is an         Market, Liquidity,       Technology
agreement to buy or sell a       and Derivatives Risks    Telecommunications
specific amount of a
financial instrument (such
as an index option) at a
stated price on a stated
date. A Fund may use futures
contracts to pro- vide
liquidity and to hedge
portfolio value.
--------------------------------------------------------------------------------
OPTIONS
The obligation or right to       Information, Liquidity,  Technology
deliver or receive a             and Derivatives Risks    Telecommunications
security or other
instrument, index, or
commodity, or cash payment
depending on the price of
the underlying security or
the performance of an index
or other benchmark. Includes
options on specific
securities and stock
indices, and options on
stock index futures. May be
used in a Fund's portfolio
to provide liquidity and
hedge portfolio value.
--------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS
These may include forward        Counterparty, Currency,  Technology
contracts, swaps, caps,          Liquidity, Market, and   Telecommunications
floors, and collars. They        Regulatory Risks
may be used to try to manage
a Fund's foreign currency
exposure and other
investment risks, which can
cause its net asset value to
rise or fall. A Fund may use
these financial instruments,
commonly known as
"derivatives," to increase
or decrease its exposure to
changing securities prices,
interest rates, currency
exchange rates, or other
factors.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the       Counterparty Risk        All Funds
seller of a security agrees
to buy it back at an
agreed-upon price and time
in the future.
--------------------------------------------------------------------------------

[ARROWS ICON]  TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of a Fund by investing in securities that are highly liquid, such as high-quality money market instruments like shortterm U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of a Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON]  PORTFOLIO TURNOVER

We actively manage and trade the Funds' portfolios. Therefore, some of the Funds may have a higher portfolio turnover rate compared to many other mutual funds. The Funds with higher-than-average portfolio turnover rates for the fiscal year ended March 31, 2003, were:

Energy                             144%
Health Sciences                    179%
Real Estate Opportunity            248%
Technology                         107%(1)
Telecommunications                 137%(1)

(1) The increase in the Funds' portfolio turnover rates was greater than expected during the year due to active trading undertaken in response to market conditions.

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable capital gain distributions to a Fund's shareholders.

[INVESCO ICON]  FUND MANAGEMENT

INVESTMENT ADVISOR

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $318.5 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY M ANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMEICA, AND THE FAR EAST.

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Funds. INVESCO was founded in 1932 and manages over $17 billion for 2,848,927 shareholder accounts in 47 INVESCO mutual funds as of March 31, 2003. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

ADI is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO and ADI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended March 31, 2003.

--------------------------------------------------------------------------------
                                           ADVISORY FEE AS A PERCENTAGE OF
FUND                                  AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
Energy                                                  0.75%
Financial Services                                      0.66%
Gold & Precious Metals                                  0.75%
Health Sciences                                         0.64%
Leisure                                                 0.69%
Real Estate Opportunity                                 0.75%
Technology                                              0.60%
Telecommunications                                      0.65%
Utilities                                               0.75%
--------------------------------------------------------------------------------

[INVESCO ICON]  PORTFOLIO MANAGERS

The following individuals are primarily responsible for the daytoday management of their respective Fund's or Funds' portfolio holdings:

FUND                                             PORTFOLIO MANAGER
Energy                                           John S. Segner
Financial Services                               Joseph W. Skornicka
Gold & Precious Metals                           John S. Segner
Health Sciences                                  Thomas R. Wald
                                                 Andy Summers
Leisure                                          Mark D. Greenberg
Real Estate Opportunity                          Joe V. Rodriguez, Jr.
                                                 Mark Blackburn
                                                 James W. Trowbridge
Technology                                       William R. Keithler
                                                 Chris Dries
Telecommunications                               William R. Keithler
Utilities                                        Jeffrey G. Morris

MARK BLACKBURN, Portfolio Manager, has been responsible for INVESCO Real Estate Opportunity Fund since July 1, 2003. He has been responsible for A I M Real Estate Fund since 2000 and has been associated with the subadvisor and/or its affiliates since 1998. From 1995 to 1997, he was Senior Analyst and Associate Director of Research for Southwest Securities.

CHRIS DRIES is the Assistant Portfolio Manager for the INVESCO Technology Fund. Chris joined INVESCO in 1993, and was promoted to the investment division in 1995. He previously held the position of manager of investment operations for the investment division at INVESCO. Chris received his master's degree in finance from the University of Colorado at Denver and his bachelor's degree in finance from University of Colorado at Boulder.

MARK D. GREENBERG, a senior vice president of INVESCO, is the portfolio manager of Leisure Fund. Before joining INVESCO in 1996, Mark was a vice president and global media and entertainment analyst with Scudder, Stevens & Clark. He is a CFA charterholder. Mark holds a B.S.B.A. from Marquette University.

WILLIAM R. KEITHLER, Director of Sector Management and a senior vice president of INVESCO, is the lead portfolio manager of Technology Fund and heads the Technology Team at INVESCO. Before rejoining INVESCO in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin--Madison and a B.A. from Webster College.

JEFFREY G. MORRIS, a vice president of INVESCO, is the portfolio manager of Utilities Fund. Jeff joined INVESCO in 1991 and is a CFA charterholder. He holds an M.S. in Finance from the University of Colorado--Denver and a B.S. in Business Administration from Colorado State University.

JOE V. RODRIGUEZ, JR., (lead manager), Portfolio Manager, has been responsible for INVESCO Real Estate Opportunity Fund since July 1, 2003. He has been responsible for A I M Real Estate Fund since 1995 and has been associated with the subadvisor and/or its affiliates since 1990.

JOHN S. SEGNER, a senior vice president of INVESCO, is the portfolio manager of Energy and Gold & Precious Metals Funds. Before joining INVESCO in 1997, John was a managing director and principal with The Mitchell Group, Inc. He holds an M.B.A. in Finance from the University of Texas-Austin and a B.S. in Civil Engineering from the University of Alabama.

JOSEPH W. SKORNICKA, a vice president of INVESCO, is the portfolio manager of Financial Services Fund. Before joining INVESCO in 2001, Joe was a senior equity analyst and fund manager with Munder Capital Management and an assistant vice president for Comerica Incorporated. He is a CFA charterholder. Joe holds an M.B.A. from the University of Michigan and a B.A. from Michigan State University.

ANDY SUMMERS is an Assistant Portfolio Manager for all INVESCO Health Sciences portfolios. Andy joined the INVESCO Health Sciences investment team in 1998. He is a CFA charterholder. Prior to joining INVESCO, Andy worked as an analyst for Denver Investment Advisors. He received his master's degree in finance from the University of Wisconsin at Madison in 1998. He received hid bachelor's degree in finance from the University of Wisconsin at Whitewater in 1996.

JAMES W. TROWBRIDGE, Portfolio Manager, has been responsible for INVESCO Real Estate Opportunity Fund since July 1, 2003. He has been responsible for A I M Real Estate Fund since 1995 and has been associated with the subadvisor and/or its affiliates since 1989.

THOMAS R. WALD, a vice president of INVESCO, is the portfolio manager of Health Sciences Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a CFA charterholder. Tom holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

Effective July 1, 2003, Messrs. Blackburn, Rodriguez, and Trowbridge are dual employees of INVESCO Funds Group, Inc. (the "advisor") and INVESCO Institutional (N.A.) Inc. (the "subadvisor").

[INVESCO ICON]  POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Funds offer shareholders the potential to increase the value of their capital over time; Real Estate Opportunity, Telecommunications, and Utilities Funds also offer the opportunity for current income. Like most mutual funds, each Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. While each Fund invests in a single targeted market sector, each seeks to minimize risk by investing in many different companies.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:
o   are willing to grow their capital over the long-term (at least five years)
o can accept the additional risks and volatility associated with sector investing
o understand that shares of a Fund can, and likely will, have daily price fluctuations
o are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Funds if you are:
o primarily seeking current dividend income (although Real Estate Opportunity, Telecommunications, and Utilities Funds do seek to provide income in addition to capital growth)
o unwilling to accept potentially significant changes in the price of Fund shares
o   speculating on short-term fluctuations in the stock markets.

[INVESCO ICON]  SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- - FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time), except that securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by a Fund at the Nasdaq Official Closing Price provided by Nasdaq each business day. Shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Because their expenses vary, NAV is calculated separately for each class.

All purchases, sales, and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you, your financial intermediary, or your plan or program sponsor. Instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO receives instructions from you, your financial intermediary, or your plan or program sponsor after that time, the instructions will be processed at the NAV next calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation's Fund/SERV and Networking facilities must obtain their customers' permission for each transaction, and each financial institution retains responsibility to its customers for any errors or irregularities related to these transactions.

Foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell, or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Funds on that day.

[INVESCO ICON]  HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Funds offer multiple classes of shares. The chart in this section shows several convenient ways to invest in the shares of the Funds if you invest directly through INVESCO. If you invest in a Fund through a financial intermediary, please consult the financial intermediary, or with respect to Class K shares, the plan or program sponsor, for more information on how to purchase shares of a Fund. You may be charged a commission or transaction fee by the financial intermediary or plan or program sponsor for purchases of Fund shares.

With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the total original cost of the shares may be assessed. With respect to redemption of Class C shares held thirteen months or less, a CDSC of 1% of the total original cost of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. In determining whether a CDSC applies to a redemption from a non-qualified plan, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund - Class A, a series of INVESCO Money Market Funds, Inc. You will receive a confirmation of this transaction and may contact INVESCO to exchange into the fund you choose.

A share of each class represents an identical interest in a Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee, if applicable, and the other expenses payable by that class.

INVESCO reserves the right to increase, reduce, or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to a Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans.)

The following chart shows several ways to invest in a Fund if you invest directly through INVESCO.

METHOD                           INVESTMENT MINIMUM       PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                         $1,000 for regular       INVESCO does not
Mail to:                         accounts; $250 for an    accept cash, credit
INVESCO Funds Group, Inc.        IRA; $50 for each        cards, travelers'
P.O. Box 173706                  subsequent investment.   cheques, credit card
Denver, CO 80217-3706.                                    checks, instant loan
You may send your check by                                checks, money orders,
overnight courier to: 4350                                or third party checks
South Monaco Street Denver,                               unless they are from
CO 80237.                                                 another financial
                                                          institution related to
                                                          a retirement plan
                                                          transfer.
--------------------------------------------------------------------------------
BY WIRE                          $1,000 for regular
You may send your payment by     accounts; $250 for an
bank wire (call                  IRA; $50 for each
1-800-525-8085 for               subsequent investment.
instructions).
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH            $1,000 for regular       You must provide your
Call 1-800-525-8085 to           accounts; $250 for an    bank account
request your purchase. Upon      IRA; $50 for each        information to INVESCO
your telephone instructions,     subsequent investment.   prior to using this
INVESCO will move money from                              option.
your designated bank/ credit
union checking or savings
account in order to purchase
shares.
--------------------------------------------------------------------------------
BY INTERNET (INVESTOR CLASS -    $1,000 for regular       You will need a Web
GRANDFATHERED INVESTORS ONLY)    accounts; $250 for an    browser to use this
Go to the INVESCO Web site       IRA; $50 for each        service. Internet
at invescofunds.com.             subsequent investment.   transactions are
                                                          limited to a maximum
                                                          of $25,000.
--------------------------------------------------------------------------------
REGULAR INVESTING WITH EASIVEST  $50 per month for        Like all regular
OR DIRECT PAYROLL PURCHASE       EasiVest; $50 per pay    investment plans,
You may enroll on your fund      period for Direct        neither EasiVest nor
application, or call us for      Payroll Purchase. You    Direct Payroll
a separate form and more         may start or stop your   Purchase ensures a
details. Investing the same      regular investment       profit or protects
amount on a monthly basis        plan at any time, with   against loss in a
allows you to buy more           two weeks' notice to     falling market.
shares when prices are low       INVESCO.                 Because you'll invest
and fewer shares when prices                              continually,
are high. This "dollar cost                               regardless of varying
averaging" may help offset                                price levels, consider
market fluctuations. Over a                               your financial ability
period of time, your average                              to keep buying through
cost per share may be less                                low price levels. And
than the actual average net                               remember that you will
asset value per share.                                    lose money if you
                                                          redeem your shares
                                                          when the market value
                                                          of all your shares is
                                                          less than their cost.
--------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE         $50 for subsequent       You must provide your
WITH ACH                         investments.             bank account
Automated transactions by                                 information to INVESCO
telephone are available for                               prior to using this
subsequent purchases and                                  option. Automated
exchanges 24 hours a day.                                 transactions are
Simply call 1-800-424-8085.                               limited to a maximum
                                                          of $25,000.
--------------------------------------------------------------------------------

METHOD                           INVESTMENT MINIMUM       PLEASE REMEMBER
--------------------------------------------------------------------------------
BY EXCHANGE                      $1,000 for regular       See "Exchange Policy."
Between the same class of        accounts; $250 for an
any two INVESCO funds. Call      IRA; $50 for each
1-800-525-8085 for               subsequent investment.
prospectuses of other
INVESCO funds. Exchanges may
be made by phone or at our
Web site at
invescofunds.com. You may
also establish an automatic
monthly exchange service
between two INVESCO funds;
call us for further details
and the correct form.

GRANDFATHERED INVESTORS. Investor Class shares of a Fund can be purchased only by:
o Persons or entities who had established an account in any of the funds managed and distributed by INVESCO (the "INVESCO Funds") in Investor Class shares prior to April 1, 2002 and have continuously maintained such account in Investor Class shares since April 1, 2002;
o Any person or entity listed in the account registration for any INVESCO Funds account in Investor Class shares that has been established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians, and designated beneficiaries;
o Customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with INVESCO and/or any of the INVESCO Funds' Investor Class shares prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002;
o  Defined benefit, defined contribution, and deferred compensation plans; and
o INVESCO employees, INVESCO Funds directors, AMVESCAP employees, AMVESCAP directors, and their immediate families.

For more detailed information about eligibility, please call 1-800-525-8085. If you hold INVESCO Funds Investor Class shares through a broker/dealer or other financial institution, your eligibility to purchase Investor Class shares may differ depending on that institution's policies.

EXCHANGE POLICY. You may exchange your shares in any of the Funds for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

You will not pay a sales charge when exchanging Class B shares for other Class B shares, Class C shares for other Class C shares, or Class K shares for other Class K shares. If you make an exchange involving Class B, Class C, or Class K shares, the amount of time you held the original shares will be added to the holding period of the Class B, Class C, or Class K shares, respectively, into which you exchanged for the purpose of calculating any CDSC that may be assessed upon a subsequent redemption.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o  You may make up to four exchanges out of each Fund per twelve-month period.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least sixty days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Your financial intermediary can help you decide among the various classes. Please contact your financial intermediary for several convenient ways to invest in a Fund. Class A, B, C, and K shares of the Funds are available primarily through financial intermediaries.

In addition, you should also consider the factors below:

                                    Investor Class       Class A                  Class B          Class C           Class K
                                    --------------       -------                  -------          -------           -------
Initial Sales Charge                None                 5.50%                    None             None              None

CDSC(1)                             None                 1% on certain            1%-5% for        1% for            0.70% on cer-
                                                         purchases held           shares held      shares held       tain purchases
                                                         less than 18 months      less than 6      less than 13      held less than
                                                                                  years            months            12 months

12b-1 Fee                           0.25%                0.35%                    1.00%            1.00%             0.45%

12b-1 Fee (Utilities Fund only)(3)  0.25%                0.25%                    1.00%            1.00%             0.45%

Conversion                          No                   No                       Yes(2)           No                No

Purchase Order Maximum              None                 None                     $250,000         $1,000,000        None

(1) Please see the subsection entitled "Sales Charges" below and the section of the Funds' Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.
(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to
    Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.
(3) Effective July 1, 2003.

INTERNET TRANSACTIONS (INVESTOR CLASS - GRANDFATHERED INVESTORS ONLY). Investors may open new accounts and exchange and redeem Investor Class shares of any INVESCO fund through the INVESCO Web site. To use this service, you will need a web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to use the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account, and any Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a limit of $25,000 on Internet purchase and redemption transactions. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

INVESCO employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption, and other precautions reasonably designed to protect the integrity, confidentiality, and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security number, and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any INVESCO fund will be liable for any loss, liability, cost, or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.

SALES CHARGES (CLASS A, B, C, AND K ONLY)

Sales charges on Class A shares of the Funds are detailed below. As used below, the term "offering price" with respect to Class A shares includes the initial sales charge.

INITIAL SALES CHARGES. Class A shares of the Funds are subject to the following initial sales charges:

                                                      Investor's Sales Charge
Amount of investment                                As a % of         As a % of
in a single transaction                             offering price    investment

Less than                               $25,000         5.50%           5.82%
$25,000               but less than     $50,000         5.25%           5.54%
$50,000               but less than     $100,000        4.75%           4.99%
$100,000              but less than     $250,000        3.75%           3.90%
$250,000              but less than     $500,000        3.00%           3.09%
$500,000              but less than     $1,000,000      2.00%           2.04%
$1,000,000 or more                                      NAV             NAV

CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A AND CLASS K SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. If your holding period is less than eighteen months, the CDSC may be assessed on the amount of the total original cost of the shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account.

CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages. If your holding period is less than six years for Class B shares and thirteen months for Class C shares, the CDSC may be assessed on the amount of the total original cost of the shares.

Year Since
Purchase Made                            Class B                    Class C

First                                    5%                         1%(1)
Second                                   4%                         None
Third                                    3%                         None
Fourth                                   3%                         None
Fifth                                    2%                         None
Sixth                                    1%                         None
Seventh and following                    None(2)                    None

(1) The first year will consist of the first thirteen months.
(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

     REDUCED SALES CHARGES. You may be eligible to buy Class A shares at reduced initial sales charge rates under Right of Accumulation or Letter of Intent under certain circumstances.

          RIGHTS OF ACCUMULATION. You may combine your new purchases of Class A shares with Class A shares that were previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

          LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

     INITIAL SALES CHARGE/CDSC EXCEPTIONS.
     You will not pay initial sales charges:

          o  on shares purchased by reinvesting dividends and distributions;
          o when exchanging shares of the same class among certain INVESCO funds;
          o  when using the reinstatement privilege;
          o when a merger, consolidation, or acquisition of assets of an INVESCO fund occurs; and
          o  upon automatic conversion of Class B to Class A.

     You will not pay a CDSC:

          o  if you purchase less than $1,000,000 of Class A shares;
          o if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;
          o  if you redeem Class B shares you held for more than six years;
          o if you redeem Class C shares you held for more than thirteen months;
          o if you participate in the periodic withdrawal program and withdraw up to 10% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
          o if you redeem shares acquired through reinvestment of dividends and distributions;
          o if you are a qualified plan investing in Class A or Class K shares and elect to forego any dealer concession;
          o  on increases in the net asset value of your shares;
          o  to pay account fees;
          o for IRA distributions due to death or disability or periodic distributions based on life expectancy;
          o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
          o for redemptions following the death of a shareholder or beneficial owner.

There may be other situations when you may be able to purchase or redeem shares at reduced or no sales charges. Consult the Funds' Statement of Additional Information for further details.

DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan and Agreement (commonly known as a "12b-1 Plan") for each class of shares of the Funds. The 12b-1 fees paid by each Fund's classes of shares are used to pay distribution and service fees to ADI for the sale and distribution of the Funds' shares and to pay for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. Because each Fund's shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

Under each Plan, payments are limited to an amount computed at each class's applicable 12b-1 fee. If distribution expenses for a class exceed these computed amounts, ADI pays the difference. Conversely, if distribution fees are less than computed amounts, ADI retains the difference.

[INVESCO ICON]  YOUR ACCOUNT SERVICES

With the exception of householding, the following information pertains only to shareholders who hold their shares directly through INVESCO.

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Funds do not issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You and your financial intermediary or plan or program sponsor may buy, exchange, and sell Fund shares by telephone, unless these privileges are specifically declined when the INVESCO new account Application is filled out.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

HOUSEHOLDING. To save money for the Funds, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON]  HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through INVESCO. If you invest in a Fund through a financial intermediary, please consult the financial intermediary, or with respect to Class K shares, the plan or program sponsor, for information on how to sell shares of a Fund. You may be charged a commission or transaction fee by your financial intermediary or plan or program sponsor for sales of Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption depending on how long you have held your shares.If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the total original cost of the shares may be assessed. With respect to redemption of Class C shares held thirteen months or less, a CDSC of 1% of the total original cost of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. In determining whether a CDSC applies to a redemption from a non-qualified plan, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

If you participate in EasiVest, the Funds' automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Funds' expense structures, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given sixty days to increase the value of your account to $250 or more.

REDEMPTION FEES. Except for any applicable CDSC, we will not charge you any fees to redeem your shares; however, your financial intermediary may charge service fees for handling these transactions.

REINSTATEMENT PRIVILEGE (CLASS A AND CLASS B ONLY). You may, within ninety days after you sell Class A or Class B shares, reinvest all or part of your redemption proceeds in Class A shares of a Fund at net asset value in an identically registered account. You will not pay any sales charges on the amount reinvested. You must notify INVESCO in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per calendar year.

The following chart shows several ways to sell your shares of the Funds if you invest directly through INVESCO.

METHOD                        REDEMPTION MINIMUM       PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                  Any amount.              You must provide an IRA
Call us toll-free at:                                  redemption form to
1-800-525-8085.                                        INVESCO prior to making
                                                       an IRA redemption by
                                                       telephone. INVESCO's
                                                       telephone redemption
                                                       privileges may be
                                                       modified or terminated in
                                                       the future at INVESCO's
                                                       discretion. The maximum
                                                       amount which may be
                                                       redeemed by telephone is
                                                       generally $25,000.
--------------------------------------------------------------------------------
IN WRITING                    Any amount.              The redemption request
Mail your request to:                                  must be signed by all
INVESCO Funds Group, Inc.                              registered account
P.O. Box 173706                                        owners. Payment will be
Denver, CO 80217-3706.                                 mailed to your address as
You may also send your                                 it appears on INVESCO's
request by overnight                                   records, or to a bank
courier to:                                            designated by you in
4350 South Monaco Street                               writing.
Denver, CO 80237.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH         Any amount.              You must provide your
Call 1-800-525-8085 to                                 bank account information
request your redemption.                               or IRA redemption form to
                                                       INVESCO prior to using
                                                       this option. INVESCO will
                                                       automatically pay the
                                                       proceeds into your
                                                       designated bank account.
--------------------------------------------------------------------------------
BY INTERNET (INVESTOR         Any amount. IRA          You will need a Web
CLASS - GRANDFATHERED         redemptions are not      browser to use this
INVESTORS ONLY)               permitted via the        service. Internet
Go to the INVESCO Web site    internet.                transactions are limited
at invescofunds.com.                                   to a maximum of $25,000.
                                                       INVESCO will
                                                       automatically pay the
                                                       proceeds into your
                                                       designated bank account.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE      $50.                     Be sure to write down the
WITH ACH (INVESTOR CLASS -                             confirmation number
GRANDFATHERED INVESTORS                                provided to you. You must
ONLY)                                                  provide your bank account
Automated transactions by                              information to INVESCO
telephone are available                                prior to using this
for redemptions and                                    option.
exchanges 24 hours a day.
Simply call 1-800-424-8085.
--------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN      $100 per payment on a    You must have at least
You may call us to request    monthly or quarterly     $10,000 total invested
the appropriate form and      basis. The redemption    with the INVESCO funds
more information at           check may be made        with at least $5,000 of
1-800-525-8085.               payable to any party     that total invested in
                              you designate.           the fund from which
                                                       withdrawals will be made.
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY        Any amount.              All registered account
Mail your request to:                                  owners must sign the
INVESCO Funds Group, Inc.                              request, with signature
P.O. Box 173706                                        guarantees from an
Denver, CO 80217-3706.                                 eligible guarantor
                                                       financial institution,
                                                       such as a commercial bank
                                                       or a recognized national
                                                       or regional securities
                                                       firm.

[GRAPH ICON]  TAXES

Everyone's tax status is unique. We manage the Funds in an effort to provide maximum total returns to all shareholders of the Funds. INVESCO generally focuses on pre-tax results and ordinarily does not manage a Fund to minimize taxes. We may, nevertheless, take advantage of opportunities to mitigate taxes through management of capital gains and losses. We encourage you to consult your own tax adviser on the tax impact to you of investing directly or indirectly in the Funds.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Each Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of a Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and each Fund's qualification as a regulated investment company, it is anticipated that none of the Funds will pay any federal income or excise taxes. Instead, each Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.


However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by a Fund in your taxable income for federal, state, and local income tax purposes. You also may realize capital gains or losses when you sell shares of a Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Funds, a backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held through a financial intermediary, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON]  DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Funds earn ordinary or investment income from dividends and interest on their investments. Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure, Technology, and Telecommunications Funds expect to distribute their respective investment income, less Fund expenses, to shareholders annually. Real Estate Opportunity and Utilities Funds expect to make such distributions quarterly. All Funds can make distributions at other times, if they choose to do so. Please note that classes with higher expenses are expected to have lower dividends.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT OR TAX-DEFERRED ACCOUNTS).

Each Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), a Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November or December. Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long a Fund has held the underlying investment. Short-term capital gains, which are derived from the sale of assets held one year or less, are taxed as ordinary income. Long-term capital gains, which are derived from the sale of assets held for more than one year, are taxed at up to the maximum capital gains rate, currently 20% for individuals.

A Fund's daily NAV reflects all realized capital gains that have not yet been distributed to shareholders. Therefore, a Fund's NAV will drop by the amount of a distribution, net of market fluctuations, on the day the distribution is declared. If you buy shares of a Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares of a Fund at a loss for tax purposes and then replace those shares with a substantially identical investment either thirty days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by each Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the various classes of each Fund for the past five years (or, if shorter, the period of the class's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Sector Funds, Inc.'s 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.

                                                                                            PERIOD ENDED
                                                            YEAR ENDED MARCH 31               MARCH 31       YEAR ENDED OCTOBER 31
                                          ------------------------------------------------------------------------------------------
                                                     2003          2002          2001          2000(a)          1999          1998
ENERGY FUND--
  INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period           $    19.26    $    19.73    $    17.40    $    13.68       $    11.30    $    19.38
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                (0.10)        (0.07)        (0.08)        (0.00)           (0.00)         0.00
Net Investment Income(Loss)(c)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                    (2.35)        (0.40)         3.84          3.72             2.39         (5.04)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    (2.45)        (0.47)         3.76          3.72             2.39         (5.04)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                     0.00          0.00          1.43          0.00             0.01          3.04
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                 $    16.81    $    19.26    $    19.73    $    17.40       $    13.68    $    11.30
====================================================================================================================================

TOTAL RETURN                                       (12.72%)       (2.38%)       23.09%        27.19%(d)        21.19%       (28.51%)

RATIOS
Net Assets--End of Period  ($000 Omitted)      $  231,023    $  358,439    $  445,845    $  221,432       $  196,136    $  137,455
Ratio of Expenses to Average Net Assets(e)           1.69%         1.53%         1.41%         1.60%(f)         1.68%         1.58%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                (0.57%)       (0.34%)       (0.35%)       (0.26%)(f)       (0.05%)        0.01%
Portfolio Turnover Rate                               144%          144%          166%          109%(d)          279%          192%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003, 2002 and 2001.
(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the period ended March 31, 2000 and the years ended October 31, 1999 and 1998.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(f) Annualized

                                                                                             CLASS A                       CLASS B
                                                                                            YEAR ENDED                    YEAR ENDED
                                                                                             MARCH 31                      MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
ENERGY FUND--CLASS A & CLASS B                                                                 2003(a)                      2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                      $   19.26                     $   19.26
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                                          (0.05)                        (0.17)
Net Investment Loss
Net Losses on Securities (Both Realized and Unrealized)                                       (2.36)                        (2.38)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                              (2.41)                        (2.55)
====================================================================================================================================
Net Asset Value--End of Period                                                            $   16.85                     $   16.71
====================================================================================================================================

TOTAL RETURN(c)

RATIOS                                                                                       (12.51%)                      (13.24%)
Net Assets--End of Period  ($000 Omitted)                                                 $   9,131                     $   1,502
Ratio of Expenses to Average Net Assets(d)(e)                                                  1.46%                         2.33%
Ratio of Net Investment Loss to Average Net Assets(e)                                         (0.33%)                       (1.16%)
Portfolio Turnover Rate                                                                         144%                          144%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charge for Class A or CDSC for Class B is not included in the Total Return Calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of Class B were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 2.41% and ratio of net investment loss to average net assets would have been (1.24%).

                                                                                                                 PERIOD ENDED
                                                                               YEAR ENDED MARCH 31                 MARCH 31
                                                                     ---------------------------------------------------------------
                                                                                2003          2002           2001          2000(a)
ENERGY FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                      $    18.98    $    19.58     $    17.39    $    14.35
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                            (0.11)        (0.07)         (0.05)        (0.01)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)             (2.42)        (0.53)          3.67          3.05
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                               (2.53)        (0.60)          3.62          3.04
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                                0.00          0.00           1.43          0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                            $    16.45    $    18.98     $    19.58    $    17.39
====================================================================================================================================

TOTAL RETURN(c)                                                               (13.33%)       (3.06%)        22.35%        21.11%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                                  $    9,566    $   12,324     $    8,704    $       16
Ratio of Expenses to Average Net Assets(e)(f)                                   2.33%         2.27%          2.05%         2.05%(g)
Ratio of Net Investment Loss to Average Net Assets(f)                          (1.22%)       (1.08%)        (1.10%)       (1.11%)(g)
Portfolio Turnover Rate                                                          144%          144%           166%          109%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.53% and ratio of net investment loss to average net assets would have been (1.42%).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                                                      PERIOD ENDED
                                                                                   YEAR ENDED MARCH 31                  MARCH 31
                                                                            --------------------------------------------------------
                                                                                    2003              2002                 2001(a)
ENERGY FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                                             $ 17.98           $ 19.62              $ 16.76
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                                (0.14)            (0.05)               (0.15)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)                 (2.29)            (1.59)                3.01
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                   (2.43)            (1.64)                2.86
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                   $ 15.55           $ 17.98              $ 19.62
====================================================================================================================================

TOTAL RETURN                                                                      (13.52%)           (8.36%)              17.06%(c)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                        $   289           $    37              $     1
Ratio of Expenses to Average Net Assets(d)(e)                                       2.07%            11.62%                3.11%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                              (0.90%)          (10.45%)              (2.34%)(f)
Portfolio Turnover Rate                                                              144%              144%                 166%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2003.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 5.36% and ratio of net investment loss to average net assets would have been (4.19%).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                                                              PERIOD ENDED
                                                               YEAR ENDED MARCH 31             MARCH 31       YEAR ENDED OCTOBER 31
                                                 -----------------------------------------------------------------------------------
                                                      2003            2002         2001         2000(a)         1999         1998
FINANCIAL SERVICES  FUND--INVESTOR  CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period           $    28.22   $     28.88    $     27.13   $     29.73      $     28.45   $     29.14
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                    0.10          0.07           0.10          0.03             0.08          0.25
Net Investment Income
Net Gains or (Losses) on Securities (Both
  Realized and Unrealized)                          (6.42)         0.94           2.97          0.05             3.52          3.01
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    (6.32)         1.01           3.07          0.08             3.60          3.26
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                     0.13          1.67           1.32          2.68             2.32          3.95
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                 $    21.77   $     28.22    $     28.88   $     27.13      $     29.73   $     28.45
====================================================================================================================================

TOTAL RETURN                                       (22.39%)        3.82%         11.25%         0.60%(b)        13.52%        11.76%

RATIOS
Net Assets--End of Period ($000 Omitted)       $  734,440   $ 1,234,230    $ 1,368,583   $ 1,133,350      $ 1,242,555   $ 1,417,655
Ratio of Expenses to Average Net Assets(c)           1.40%         1.27%          1.25%         1.29%(d)         1.26%         1.05%
Ratio of Net Investment Income to
  Average Net Assets                                 0.38%         0.24%          0.36%         0.25%(d)         0.25%         0.85%
Portfolio Turnover Rate                                60%           81%            99%           38%(b)           83%           52%

(a) From November 1, 1999 to March 31, 2000.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(d) Annualized

                                                                                               CLASS A                    CLASS B

                                                                                              YEAR ENDED                 YEAR ENDED
                                                                                               MARCH 31                   MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND--CLASS A & CLASS B                                                      2003(a)                      2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                       $   28.22                    $   28.22
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                                                               0.06                        (0.03)
Net Investment Income (Loss)
Net Losses on Securities (Both Realized and Unrealized)                                        (6.37)                       (6.30)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                               (6.31)                       (6.33)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                                                0.23                         0.15
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                             $   21.68                    $   21.74
====================================================================================================================================

TOTAL RETURN(b)                                                                               (22.36%)                     (22.48%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                                  $   5,311                    $     990
Ratio of Expenses to Average Net Assets(c)(d)                                                   1.38%                        2.09%
Ratio of Net Investment Income (Loss) to  Average Net Assets(d)                                 0.49%                       (0.20%)
Portfolio Turnover Rate                                                                           60%                          60%

(a) Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(c) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of each Class were absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.51% for Class A and 2.40% for Class B and ratio of net investment income (loss) to average net assets would have been 0.36% for Class A and (0.51%) for Class B.

                                                                                                                            PERIOD
                                                                                                                             ENDED
                                                                                      YEAR ENDED MARCH 31                 MARCH 31
                                                                       -------------------------------------------------------------
                                                                            2003            2002            2001            2000(a)
FINANCIAL SERVICES FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                  $    27.89      $    28.72      $    27.06      $    23.66
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                       (0.25)          (0.10)          (0.09)           0.00
Net Investment Income (Loss)(c)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)         (6.22)           0.87            3.05            3.48
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           (6.47)           0.77            2.96            3.48
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                            0.04            1.60            1.30            0.08
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                        $    21.38      $    27.89      $    28.72      $    27.06
====================================================================================================================================

TOTAL RETURN(d)                                                           (23.22%)          2.98%          10.87%          14.72%(e)

RATIOS
Net Assets--End of Period ($000 Omitted)                              $   10,026      $   16,880      $   12,221      $      138
Ratio of Expenses to Average Net Assets(f)                                  2.45%           2.07%           1.85%           1.63%(g)
Ratio of Net Investment Income (Loss) to Average Net Assets                (0.68%)         (0.57%)         (0.31%)          0.39%(g)
Portfolio Turnover Rate                                                       60%             81%             99%             38%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Income aggregated less than $0.01 on a per share basis for the period ended March 31, 2000.
(d) The applicable CDSC is not included in the Total Return Calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                                                    PERIOD ENDED
                                                                                     YEAR ENDED MARCH 31              MARCH 31
                                                                              ------------------------------------------------------
                                                                                   2003                2002              2001(a)
FINANCIAL SERVICES FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                                          $   27.69           $   28.67           $   29.35
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                               0.15               (0.03)              (0.17)
Net Investment Income (Loss)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)                (6.14)               0.90               (0.38)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                  (6.26)               0.87               (0.55)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                                   0.16                1.85                0.13
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                $   21.27           $   27.69           $   28.67
====================================================================================================================================

TOTAL RETURN                                                                     (22.62%)              3.38%              (1.97%)(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                                      $   1,348           $   1,033           $       1
Ratio of Expenses to Average Net Assets(d)(e)                                      1.78%               1.63%               3.35%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                              0.18%              (0.12%)             (1.80%)(f)
Portfolio Turnover Rate                                                              60%                 81%                 99%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.13% and ratio of net investment loss to average net assets would have been (0.17%).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                                                            PERIOD ENDED
                                                         YEAR ENDED MARCH 31                  MARCH 31        YEAR ENDED OCTOBER 31
                                               -------------------------------------------------------------------------------------
                                                    2003          2002           2001          2000(a)          1999          1998
GOLD & PRECIOUS METALS
  FUND--INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period         $      2.29   $      1.43    $      1.60   $      1.83      $      1.90   $      3.21
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT                             (0.02)        (0.01)         (0.01)        (0.01)           (0.03)         0.01
  OPERATIONS(b)
Net Investment Income (Loss)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                   (0.13)         0.87          (0.12)        (0.22)           (0.04)        (1.29)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    0.11          0.86          (0.13)        (0.23)           (0.07)        (1.28)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                    0.00          0.00           0.04          0.00             0.00          0.03
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period               $      2.40   $      2.29    $      1.43   $      1.60      $      1.83   $      1.90
====================================================================================================================================

TOTAL RETURN                                        4.80%        60.14%         (8.38%)      (12.58%)(c)       (3.68%)      (39.98%)

RATIOS
Net Assets--End of Period ($000 Omitted)     $    98,388   $   104,831    $    64,429   $    81,470      $    99,753   $   107,249
Ratio of Expenses to Average Net Assets(d)          1.88%         2.10%          2.34%         2.08%(e)         2.20%         1.90%
Ratio of Net Investment
  Loss to Average Net Assets                       (0.79%)       (0.80%)        (0.99%)       (0.76%)(e)       (1.60%)       (0.93%)
Portfolio Turnover Rate                               84%           46%            90%           37%(c)          141%          133%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003 and 2001 and October 31, 1999.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(e) Annualized

                                                                                          CLASS A                         CLASS B

                                                                                         YEAR ENDED                      YEAR ENDED
                                                                                          MARCH 31                        MARCH 31
                                                                                  --------------------------------------------------
GOLD & PRECIOUS METALS FUND--CLASS A & CLASS B                                              2003(a)                         2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                   $    2.29                       $    2.29
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                                       (0.02)                          (0.02)
Net Investment Loss
Net Gains on Securities (Both Realized and Unrealized)                                      0.12                            0.12
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                            0.10                            0.10
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                         $    2.39                       $    2.39
====================================================================================================================================

TOTAL RETURN(c)                                                                             4.37%                           4.37%

RATIOS
Net Assets--End of Period  ($000 Omitted)                                              $   1,514                       $   2,315
Ratio of Expenses to Average Net Assets(d)(e)                                               2.09%                           2.18%
Ratio of Net Investment Loss to  Average Net Assets(e)                                     (1.09%)                         (1.12%)
Portfolio Turnover Rate                                                                       84%                             84%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of Class A were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class A, ratio of expenses to average net assets would have been 2.11% and ratio of net investment loss to average net assets would have been (1.11%).

                                                                                                                       PERIOD ENDED
                                                                                         YEAR ENDED MARCH 31             MARCH 31
                                                                           ---------------------------------------------------------
                                                                                2003            2002          2001         2000(a)
GOLD & PRECIOUS METALS FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                       $    2.42       $    1.53     $    1.60    $    1.75
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                           (0.00)          (0.07)        (0.01)       (0.00)
Net Investment Loss(c)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)             (0.10)           0.96         (0.02)       (0.15)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                0.10            0.89         (0.03)       (0.15)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                                0.00            0.00          0.04         0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                             $    2.52       $    2.42     $    1.53    $    1.60
====================================================================================================================================

TOTAL RETURN(d)                                                                 4.13%          58.17%        (1.95%)  ( 8.57%)(e)

RATIOS
Net Assets--End of Period ($000 Omitted)                                   $   2,459       $     515     $      57    $       1
Ratio of Expenses to Average Net Assets(f)                                      2.65%           3.33%         3.38%        3.54%(g)
Ratio of Net Investment Loss to Average Net Assets                             (1.60%)         (1.67%)       (1.41%)      (0.82%)(g)
Portfolio Turnover Rate                                                           84%             46%           90%          37%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended March 31, 2003 and the period ended March
    31, 2000.
(d) The applicable CDSC is not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                            PERIOD ENDED
                                                          YEAR ENDED MARCH 31                 MARCH 31         YEAR ENDED OCTOBER 31
                                            ----------------------------------------------------------------------------------------
                                                 2003          2002             2001           2000(a)           1999          1998
HEALTH SCIENCES FUND--
  INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period        $   47.56   $     45.78      $     55.52    $     58.39       $     62.12   $     57.50
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS(b)
Net Investment Income (Loss)                    (0.28)        (0.38)           (0.12)         (0.06)             0.14          0.13
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                (8.75)         2.18            (0.51)          3.53              5.02         13.55
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (9.03)         1.80            (0.63)          3.47              5.16         13.68
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                 0.00          0.02(c)          9.11           6.34              8.89          9.06
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period              $   38.53   $     47.56      $     45.78    $     55.52       $     58.39   $     62.12
====================================================================================================================================

TOTAL RETURN                                   (18.99%)        3.95%           (4.12%)         6.30%(d)          8.44%        28.58%

RATIOS
Net Assets--End of Period ($000 Omitted)    $ 954,765   $ 1,475,313      $ 1,580,378    $ 1,622,624       $ 1,574,020   $ 1,328,196
Ratio of Expenses to Average Net Assets(e)       1.44%         1.31%            1.23%          1.18%(f)          1.22%         1.12%
Ratio of Net Investment Income
   (Loss) to Average Net Assets                 (0.68%)       (0.75%)          (0.20%)        (0.22%)(f)         0.07%         0.25%
Portfolio Turnover Rate                           179%          160%             177%           107%(d)           127%           92%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003, 2002 and 2001 and the period ended March 31, 2000.
(c) Distribution was a tax return of capital.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(f) Annualized

                                                                                              CLASS A                      CLASS B

                                                                                             YEAR ENDED                   YEAR ENDED
                                                                                              MARCH 31                     MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND--CLASS A & CLASS B                                                        2003(a)                       2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                      $   47.56                     $   47.56
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                                          (0.22)                        (0.44)
Net Investment Loss
Net Losses on Securities (Both Realized and Unrealized)                                       (8.78)                        (8.78)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                              (9.00)                        (9.22)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                            $   38.56                     $   38.34
====================================================================================================================================

TOTAL RETURN(c)                                                                              (18.92%)                      (19.39)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                                 $   3,731                     $     621
Ratio of Expenses to Average Net Assets(d)(e)                                                  1.41%                         2.06%
Ratio of Net Investment Loss to Average Net Assets(e)                                         (0.69%)                       (1.22%)
Portfolio Turnover Rate                                                                         179%                          179%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the the Total Return calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.88% for Class A and 2.51% for Class B and ratio of net investment loss to average net assets would have been (1.16%) for Class A and (1.67%) for Class B.

                                                                                                                      PERIOD ENDED
                                                                                YEAR ENDED MARCH 31                     MARCH 31
                                                                  ------------------------------------------------------------------
                                                                       2003            2002               2001             2000(a)
HEALTH SCIENCES FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                $    46.68     $    45.40        $    55.50      $    62.05
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                     (1.20)         (0.35)            (0.05)          (0.03)
Net Investment Loss
Net Gains or (Losses) on Securities (Both Realized and Unrealized)       (8.21)          1.65             (0.94)          (6.52)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                         (9.41)          1.30             (0.99)          (6.55)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                         (0.00)          0.02(c)           9.11            0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                      $    37.27     $    46.68        $    45.40      $    55.50
====================================================================================================================================

TOTAL RETURN(d)                                                         (20.16%)         2.85%            (4.79%)        (10.56%)(e)

RATIOS
Net Assets--End of Period  ($000 Omitted)                           $    5,846     $   15,892        $   10,767      $      470
Ratio of Expenses to Average Net Assets(f)(g)                             2.81%          2.26%             2.03%           1.65%(h)
Ratio of Net Investment Loss to Average Net Assets(g)                    (2.04%)        (1.70%)           (1.08%)         (0.54%)(h)
Portfolio Turnover Rate                                                    179%           160%              177%            107%(i)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) Distribution was a tax return of capital.
(d) The applicable CDSC is not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, less expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.27% and ratio of net investment loss to average net assets would have been (2.50%).
(h) Annualized
(i) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                                                        PERIOD ENDED
                                                                                  YEAR ENDED MARCH 31                     MARCH 31
                                                                         -----------------------------------------------------------
                                                                               2003                 2002                   2001(a)
HEALTH SCIENCES FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                                      $   46.98            $   45.43              $   55.84
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                          (0.23)               (0.48)                 (0.22)
Net Investment Loss
Net Gains or (Losses) on Securities (Both Realized and Unrealized)            (8.94)                2.05                 (10.19)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                              (9.17)                1.57                 (10.41)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                               0.00                 0.02(c)                0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                            $   37.81            $   46.98              $   45.43
====================================================================================================================================

TOTAL RETURN                                                                 (19.50%)               3.42%                (18.64%)(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                                  $   1,990            $   2,405              $       1
Ratio of Expenses to Average Net Assets(e)                                     2.07%                1.71%                  3.62%(f)
Ratio of Net Investment Loss to Average Net Assets                            (1.29%)              (1.09%)                (2.75%)(f)
Portfolio Turnover Rate                                                         179%                 160%                   177%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Distribution was a tax return of capital.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                                                            PERIOD ENDED
                                                            YEAR ENDED MARCH 31               MARCH 31         YEAR ENDED OCTOBER 31
                                               -------------------------------------------------------------------------------------
                                                     2003          2002          2001          2000(a)          1999          1998
LEISURE FUND--INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period           $    38.95    $    37.13    $    47.12    $    43.21       $    27.92    $    27.21
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT                              (0.23)        (0.03)        (0.00)        (0.13)           (0.00)        (0.00)
  OPERATIONS(b)
Net Investment Loss(c)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                    (7.89)         2.21         (3.05)         7.27            17.20          3.69
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    (8.12)         2.18         (3.05)         7.14            17.20          3.69
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                     0.00          0.36          6.94          3.23             1.91          2.98
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                 $    30.83    $    38.95    $    37.13    $    47.12       $    43.21    $    27.92
====================================================================================================================================

TOTAL RETURN                                       (20.87%)        6.01%        (5.50%)       17.34%(d)        65.13%        15.16%

RATIOS
Net Assets--End of Period ($000 Omitted)       $  536,108    $  799,465    $  607,428    $  549,523       $  443,348    $  228,681
Ratio of Expenses to Average Net Assets(e)           1.50%         1.40%         1.36%         1.28%(f)         1.44%         1.41%
Ratio of Net Investment Loss
  to Average Net Assets                             (0.69%)       (0.64%)       (0.51%)       (0.65%)(f)       (0.68%)       (0.09%)
Portfolio Turnover Rate                                20%           27%           28%           23%(d)           35%           31%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2003 and the period ended March 31,
    2000.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended March 31, 2001 and the years ended
    October 31, 1999 and 1998.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(f) Annualized

                                                                                          CLASS A                          CLASS B

                                                                                         YEAR ENDED                       YEAR ENDED
                                                                                          MARCH 31                         MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
LEISURE FUND--CLASS A & CLASS B                                                             2003(a)                          2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                  $    38.96                       $    38.96
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                                       (0.17)                           (0.38)
Net Investment Loss
Net Losses on Securities (Both Realized and Unrealized)                                    (7.91)                           (7.93)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                           (8.08)                           (8.31)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                        $    30.88                       $    30.65
====================================================================================================================================

TOTAL RETURN(c)                                                                           (20.74%)                         (21.33%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                             $   27,175                       $    8,268
Ratio of Expenses to Average Net Assets(d)(e)                                               1.42%                            2.14%
Ratio of Net Investment Loss to  Average Net Assets(e)                                     (0.56%)                          (1.29%)
Portfolio Turnover Rate                                                                       20%                              20%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return Calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expenses offset arrangements (which may include custodian fees).
(e) Various expenses of Class B were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 2.23% and ratio of net investment loss to average net assets would have been (1.38%).

                                                                                                                        PERIOD ENDED
                                                                                    YEAR ENDED MARCH 31                   MARCH 31
                                                                       -------------------------------------------------------------
                                                                             2003           2002           2001            2000(a)
LEISURE FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                   $    38.29     $    36.80     $    47.09      $    45.51
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                        (0.18)         (0.17)         (0.13)          (0.02)
Net Investment Loss
Net Gains or (Losses) on Securities (Both Realized and Unrealized)          (8.11)          2.02          (3.22)           1.60
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                            (8.29)          1.85          (3.35)           1.58
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                             0.00           0.36           6.94            0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                         $    30.00     $    38.29     $    36.80      $    47.09
====================================================================================================================================

TOTAL RETURN(c)                                                            (21.65%)         5.10%         (6.18%)          3.47%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                               $   17,768     $   16,307     $    5,388      $       84
Ratio of Expenses to Average Net Assets(e)                                   2.44%          2.26%          2.08%           1.71%(f)
Ratio of Net Investment Loss to Average Net Assets                          (1.62%)        (1.48%)        (1.08%)         (0.42%)(f)
Portfolio Turnover Rate                                                        20%            27%            28%             23%(g)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                          YEAR ENDED                   PERIOD ENDED
                                                                                           MARCH 31                      MARCH 31
                                                                                       ---------------------------------------------
                                                                                             2003                          2002(a)
LEISURE FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                                                   $    38.98                    $    36.11
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                                        (0.06)                        (0.09)
Net Investment Loss
Net Gains or (Losses) on Securities (Both Realized and Unrealized)                          (8.18)                         2.96
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                            (8.24)                         2.87
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                         $    30.74                    $    38.98
====================================================================================================================================

TOTAL RETURN                                                                               (21.14%)                        7.95%(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                                               $   67,465                    $   62,226
Ratio of Expenses to Average Net Assets(d)(e)                                                1.87%                         1.23%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                                       (1.05%)                       (0.48%)(f)
Portfolio Turnover Rate                                                                        20%                           27%(g)

(a) From December 17, 2001, inception of Class, to March 31, 2002.
(b) The per share information was computed based on average shares for the period ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.21% and ratio of net investment loss to average net assets would have been (1.39%).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2002.

                                                                                            PERIOD ENDED
                                                                 YEAR ENDED MARCH 31          MARCH 31          YEAR ENDED JULY 31
                                                        ----------------------------------------------------------------------------
                                                             2003       2002      2001         2000(a)          1999          1998
REAL ESTATE OPPORTUNITY FUND--
  INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period                     $   7.89   $   7.12  $   6.63     $   6.90         $   9.15      $  10.99
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                        0.28       0.24      0.26         0.27             0.33          0.38
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                            (0.37)      0.78      0.48        (0.28)           (1.56)        (0.96)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT  OPERATIONS                           (0.09)      1.02      0.74        (0.01)           (1.23)        (0.58)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                             0.27       0.25      0.25         0.26             1.02          1.26
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                           $   7.53   $   7.89  $   7.12     $   6.63         $   6.90      $   9.15
====================================================================================================================================

TOTAL RETURN                                                (1.12%)    14.67%    11.05%       (0.03%)(b)      (13.29%)       (6.49%)

RATIOS
Net Assets--End of Period ($000 Omitted)                 $ 20,313   $ 20,345  $ 28,546     $ 20,046         $ 17,406      $ 23,548
Ratio of Expenses to Average Net Assets(c)(d)                1.60%      1.61%     1.60%        1.34%(e)         1.34%         1.22%
Ratio of Net Investment Income to Average Net Assets(d)      3.92%      3.58%     3.52%        5.54%(e)         4.23%         3.53%
Portfolio Turnover Rate                                       248%       196%      338%(f)      272%(b)(f)       697%(f)       258%

(a) From August 1, 1999 to March 31, 2000.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended March 31, 2003, 2002, and 2001, the period ended March 31, 2000 and the years ended July 31, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.43%, 2.25%, 2.03%, 2.73% (annualized), 2.76%, and 1.97%, respectively, and ratio of net investment income to average net assets would have been 3.09%, 2.94%, 3.09%, 4.15% (annualized), 2.81%, and
    2.78%, respectively.
(e) Annualized
(f) Portfolio Turnover was greater than expected during the year due to active trading undertaken in response to market conditions.

                                                                                               CLASS A                     CLASS B

                                                                                              YEAR ENDED                  YEAR ENDED
                                                                                               MARCH 31                    MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE OPPORTUNITY FUND--CLASS A & CLASS B                                                 2003(a)                      2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                       $    7.89                    $    7.89
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                                                               0.28                         0.21
Net Investment Income
Net Losses on Securities (Both Realized and Unrealized)                                        (0.39)                       (0.36)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                               (0.11)                       (0.15)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                                                0.34                         0.32
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                             $    7.44                    $    7.42
====================================================================================================================================

TOTAL RETURN(b)                                                                                (1.45%)                      (1.94%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                                  $   2,409                    $     133
Ratio of Expenses to Average Net Assets(c)(d)                                                   1.66%                        2.36%
Ratio of Net Investment Income to Average Net Assets(d)                                         4.57%                        3.49%
Portfolio Turnover Rate                                                                          248%                         248%

(a) Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(c) Ratio is based on Total Expenses of the Class, less expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of Class B were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expense had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 3.73% and ratio of net investment income to average net assets would have been 2.12%.

                                                                                                                    PERIOD ENDED
                                                                                      YEAR ENDED MARCH 31               MARCH 31
                                                                           ---------------------------------------------------------
                                                                                2003         2002        2001            2000(a)
REAL ESTATE OPPORTUNITY FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                       $    7.95    $    7.10   $    6.62       $    6.58
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                                               0.14         0.14        0.20            0.08
Net Investment Income
Net Gains or (Losses) on Securities (Both Realized and Unrealized)             (0.28)        0.82        0.48            0.06
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                               (0.14)        0.96        0.68            0.14
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                                0.08         0.11        0.20            0.10
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                             $    7.73    $    7.95   $    7.10       $    6.62
====================================================================================================================================

TOTAL RETURN(b)                                                                (1.81%)      13.69%      10.20%           2.10%(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                                   $     838    $     484   $   1,336       $     143
Ratio of Expenses to Average Net Assets(d)(e)                                   2.35%        2.37%       2.26%           1.77%(f)
Ratio of Net Investment Income to Average Net Assets(e)                         3.25%        2.72%       2.90%          19.13%(f)
Portfolio Turnover Rate                                                          248%         196%        338%(g)         272%(g)(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The applicable CDSC is not included in the Total Return Calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended March 31, 2003, 2002, and 2001 and the period ended March 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.74%, 2.72%, 2.26%, and 2.04% (annualized), respectively, and ratio of net investment income to average net assets would have been 1.86%, 2.37%, 2.90%, and 18.86% (annualized), respectively.
(f) Annualized
(g) Portfolio Turnover was greater than expected during the year due to active trading undertaken in response to market conditions.
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from August 1, 1999 to March 31, 2000.

                                                                                            PERIOD ENDED
                                                          YEAR ENDED MARCH 31                 MARCH 31         YEAR ENDED OCTOBER 31
                                             ---------------------------------------------------------------------------------------
                                                   2003          2002          2001            2000(a)          1999          1998
TECHNOLOGY FUND--
   INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period          $   30.41   $     35.60   $    101.92     $     58.17      $     28.07   $     35.97
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT                            (0.41)        (0.08)        (0.10)          (0.03)           (0.07)        (0.00)
   OPERATIONS
Net Investment Loss(b)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                 (13.37)        (5.11)       (63.58)          47.69            30.17         (1.45)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 (13.51)        (5.19)       (63.68)          47.66            30.10         (1.45)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                   0.00          0.00          2.64            3.91             0.00          6.45
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                $   16.90   $     30.41   $     35.60     $    101.92      $     58.17   $     28.07
====================================================================================================================================

TOTAL RETURN                                     (44.43%       (14.58%)      (63.54%)         85.87%(c)       107.23%        (2.47%)

RATIOS
Net Assets--End of Period ($000 Omitted)      $ 853,530   $ 1,865,251   $ 2,181,879     $ 5,034,087      $ 2,081,613   $ 1,008,771
Ratio of Expenses to Average Net Assets(d)         1.77%         1.37%         0.98%           0.88%(e)         1.20%         1.17%
Ratio of Net Investment Loss
   to Average Net Assets                          (1.46%        (1.08%)       (0.47%)         (0.48%)(e)       (0.79%)       (0.49%)
Portfolio Turnover Rate                             107%           79%           85%             28%(c)          143%          178%

(a) From November 1, 1999 to March 31, 2000.
(b) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended October 31, 1998.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(e) Annualized

                                                                                          CLASS A                          CLASS B

                                                                                         YEAR ENDED                       YEAR ENDED
                                                                                           MARCH 31                        MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND--CLASS A & CLASS B                                                           2003(a)                         2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                    $   30.41                       $   30.41
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                                        (0.20)                          (0.27)
Net Investment Loss
Net Losses on Securities (Both Realized and Unrealized)                                    (13.23)                         (13.30)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                           (13.43)                         (13.57)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                          $   16.98                       $   16.84
====================================================================================================================================

TOTAL RETURN(c)                                                                            (44.16%)                        (44.62%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                               $   4,460                       $     532
Ratio of Expenses to Average Net Assets(d)(e)                                                1.47%                           2.15%
Ratio of Net Investment Loss to  Average Net Assets(e)                                      (1.12%)                         (1.71%)
Portfolio Turnover Rate                                                                       107%                            107%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of each Class, less Expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.51% for Class A and 2.74% for Class B and ratio of net investment loss to average net assets would have been (1.16%) for Class A and (2.30%) for Class B.

                                                                                                                        PERIOD ENDED
                                                                                YEAR ENDED MARCH 31                       MARCH 31
                                                                 -------------------------------------------------------------------
                                                                          2003           2002            2001              2000(a)
TECHNOLOGY FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                $    29.73     $    35.22      $   101.85        $    95.51
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                     (0.62)         (0.22)          (0.18)            (0.15)
Net Investment Loss
Net Gains or (Losses) on Securities (Both Realized and Unrealized)      (12.72)         (5.27)         (63.81)             6.49
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                        (13.34)         (5.49)         (63.99)             6.34
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                          0.00           0.00            2.64              0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                      $    16.39     $    29.73        $ 35.22$            101.85
====================================================================================================================================

TOTAL RETURN(c)                                                         (44.87%)       (15.59%)        (63.89%)            6.63%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                            $    5,759     $   18,910      $   15,919        $    2,970
Ratio of Expenses to Average Net Assets(e)(f)                             2.69%          2.54%           1.86%             1.45%(g)
Ratio of Net Investment Loss to Average Net Assets(f)                    (2.39%)        (2.26%)         (1.30%)           (1.03%)(g)
Portfolio Turnover Rate                                                    107%            79%             85%               28%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.95%, and ratio of net investment loss to average net assets would have been (3.65%).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                                                      PERIOD ENDED
                                                                                  YEAR ENDED MARCH 31                  MARCH 31
                                                                          ----------------------------------------------------------
                                                                                2003                2002                2001(a)
TECHNOLOGY FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                                      $    30.22          $    35.09            $     60.01
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                           (0.07)              (0.27)                 (0.82)
Net Investment Loss
Net Losses on Securities (Both Realized and Unrealized)                       (13.37)              (4.60)                (24.10)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                              (13.44)              (4.87)                (24.92)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                            $    16.78          $    30.22            $     35.09
====================================================================================================================================

TOTAL RETURN                                                                  (44.47%)            (13.85%)               (41.54%)(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                                  $   22,156          $   27,147            $      1
Ratio of Expenses to Average Net Assets(d)(e)                                   1.88%               1.28%                  5.18%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                          (1.55%)             (1.15%)                (4.67%)(f)
Portfolio Turnover Rate                                                          107%                 79%                 85%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO , if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.49%, and ratio of net investment loss to average net assets would have been (2.16%).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                                                              PERIOD ENDED
                                                              YEAR ENDED MARCH 31               MARCH 31         YEAR ENDED JULY 31
                                                    --------------------------------------------------------------------------------
                                                         2003        2002          2001          2000(a)          1999        1998
TELECOMMUNICATIONS FUND--
   INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period                $   12.36   $   23.89   $     64.42   $     31.80      $     19.60   $   15.31
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS(b)
Net Investment Income (Loss)(c)                         (0.04)      (0.11)        (0.16)        (0.10)           (0.00)       0.01
Net Gains or (Losses)  on Securities
  (Both Realized and Unrealized)                        (4.36)     (11.42)       (38.91)        32.87            12.57        5.32
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                        (4.40)     (11.53)       (39.07)        32.77            12.57        5.33
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                         0.00        0.00          1.46          0.15             0.37        1.04
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                      $    7.96   $   12.36   $     23.89   $     64.42      $     31.80   $   19.60
====================================================================================================================================

TOTAL RETURN                                           (35.60%)    (48.26%)      (61.42%)      103.25%(d)        65.52%      36.79%

RATIOS
Net Assets--End of Period ($000 Omitted)            $ 274,947   $ 573,969   $ 1,486,660   $ 4,125,890      $ 1,029,256   $ 276,577
Ratio of Expenses to Average Net Assets(e)(f)            1.81%       1.70%         1.10%         0.99%(g)         1.24%       1.32%
Ratio of Net Investment Loss to Average
  Net Assets(f)                                         (0.49%)     (0.57%)       (0.32%)       (0.32%)(g)       (0.49%)     (0.16%)
Portfolio Turnover Rate                                   137%         91%           61%           24%(d)           62%         55%

(a) From August 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003, 2002 and 2001 and the period ended March 31, 2000.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended July 31, 1999.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.76%, and ratio of net investment loss to average net assets would have been (1.44%).
(g) Annualized

                                                                                            CLASS A                        CLASS B

                                                                                           YEAR ENDED                     YEAR ENDED
                                                                                            MARCH 31                       MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND--CLASS A & CLASS B                                                   2003(a)                        2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                     $  12.36                       $  12.36
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                                                           (0.08)                         (0.03)
Net Investment Loss
Net Losses on Securities (Both Realized and Unrealized)                                     (4.36)                         (4.44)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                            (4.44)                         (4.47)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                           $   7.92                       $   7.89
====================================================================================================================================

TOTAL RETURN(b)                                                                            (35.92%)                       (36.17%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                                $    326                       $     16
Ratio of Expenses to Average Net Assets(c)(d)                                                1.66%                          2.57%
Ratio of Net Investment Loss to Average Net Assets(d)                                       (0.65%)                        (1.44%)
Portfolio Turnover Rate                                                                       137%                           137%

(a) Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(c) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of Class B were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 12.15% and ratio of net investment loss to average net assets would have been (11.02%).

                                                                                                                        PERIOD ENDED
                                                                                      YEAR ENDED MARCH 31                 MARCH 31
                                                                        ------------------------------------------------------------
                                                                               2003          2002           2001           2000(a)
TELECOMMUNICATIONS FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                     $    12.10    $    23.70     $    64.37     $    59.28
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                           (0.34)        (0.04)         (0.13)         (0.06)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)            (4.04)       (11.56)        (39.08)          5.15
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                              (4.38)       (11.60)        (39.21)          5.09
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                               0.00          0.00           1.46           0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                           $     7.72    $    12.10     $    23.70     $    64.37
====================================================================================================================================

TOTAL RETURN(c)                                                              (36.20%)      (48.95%)       (61.69%)         8.59%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                                 $    2,188    $   10,392     $   11,980     $    2,530
Ratio of Expenses to Average Net Assets(e)(f)                                  2.63%         2.60%          1.99%          1.49%(g)
Ratio of Net Investment Loss to Average Net Assets(f)                         (1.18%)       (1.52%)        (1.18%)        (0.86%)(g)
Portfolio Turnover Rate                                                         137%           91%            61%            24%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed , ratio of expenses to average net assets would have been 5.76% and ratio of net investment loss to average net assets would have been (4.31%).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from August 1, 1999 to March 31, 2000.

                                                                                                                        PERIOD ENDED
                                                                                     YEAR ENDED MARCH 31                  MARCH 31
                                                                               -----------------------------------------------------
                                                                                   2003               2002                 2001(a)
TELECOMMUNICATIONS FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                                           $  12.30           $  23.80             $  36.43
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                               (0.02)             (0.15)               (0.19)
Net Losses on Securities (Both Realized and Unrealized)                           (4.38)            (11.35)              (12.44)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT  OPERATIONS                                                 (4.40)            (11.50)              (12.63)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                 $   7.90           $  12.30             $  23.80
====================================================================================================================================

TOTAL RETURN                                                                     (35.77%)           (48.32%)             (34.67%)(c)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                      $    666           $    864             $      1
Ratio of Expenses to  Average Net Assets(d)(e)                                 $   2.06%              2.21%                2.30%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                             (0.77%)            (1.32%)              (1.52%)(f)
Portfolio Turnover Rate                                                             137%                91%                  61%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003 and 2002 and the period ended March 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.30%, 2.42% and 3.38% (annualized), respectively, and ratio of net investment loss to average net assets would have been
    (2.01%), (1.53%) and (2.60%) (annualized), respectively.
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                                                               PERIOD ENDED
                                                             YEAR ENDED MARCH 31                 MARCH 31      YEAR ENDED OCTOBER 31
                                                 -----------------------------------------------------------------------------------
                                                     2003           2002          2001            2000(a)         1999         1998
UTILITIES FUND--
   INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period             $  10.66      $   16.20     $   20.42       $   17.68       $   14.73    $   12.42
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT                               0.23           0.15          0.13            0.04            0.17         0.30
  OPERATIONS
Net Investment Income
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                    (2.46)         (5.54)        (3.22)           3.95            3.20         2.56
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    (2.23)         (5.39)        (3.09)           3.99            3.37         2.86
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                     0.24(b)        0.15          1.13            1.25            0.42         0.55
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                   $   8.19      $   10.66     $   16.20       $   20.42       $   17.68    $   14.73
====================================================================================================================================

TOTAL RETURN                                       (20.99%)       (33.34%)      (15.18%)         23.99%(c)       23.22%       23.44%

RATIOS
Net Assets--End of Period ($000
Omitted)                                         $ 72,749      $ 124,578     $ 232,877       $ 260,554       $ 223,334    $ 177,309
Ratio of Expenses to Average Net Assets(d)(e)        1.30%          1.30%         1.30%           1.24%(f)        1.26%        1.29%
Ratio of Net Investment Income to
  Average Net Assets(e)                              2.63%          1.09%         0.74%           0.50%(f)        1.02%        1.82%
Portfolio Turnover Rate                                64%            56%           49%             18%(c)          32%          47%

(a) From November 1, 1999 to March 31, 2000.
(b) Dividends and Distributions included a tax return of capital which aggregated less than $0.01 on a per share basis.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended March 31, 2003, 2002 and 2001, the period ended March 31, 2000 and the years ended October 31, 1999, and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.90%, 1.57%, 1.40%, 1.33% (annualized), 1.43% and 1.36%, respectively, and ratio of net investment income to average net assets would have been 2.03%, 0.82%, 0.64%, 0.41% (annualized), 0.85% and 1.75%, respectively.
(f) Annualized

                                                                                       CLASS A           CLASS B

                                                                                           YEAR ENDED                    YEAR ENDED
                                                                                            MARCH 31                       MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES FUND--CLASS A & CLASS B                                                            2003(a)                        2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                     $  10.66                       $  10.66
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                                                            0.16                           0.13
Net Investment Income
Net Losses on Securities (Both Realized and Unrealized)                                     (2.40)                         (2.43)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                            (2.24)                         (2.30)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENTS AND DISTRIBUTIONS                                                             0.29(b)                        0.21(b)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                           $   8.13                       $   8.15
====================================================================================================================================

TOTAL RETURN(c)                                                                            (21.05%)                       (21.67%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                                $    450                       $    193
Ratio of Expenses to Average Net Assets(d)(e)                                                1.41%                          2.14%
Ratio of Net Investment Income to Average Net Assets(e)                                      2.79%                          1.84%
Portfolio Turnover Rate                                                                        64%                            64%

(a) Class commenced operations on April 1, 2002.
(b) Dividends and Distributions included a tax return of capital which aggregated less than $0.01 on a per share basis.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, which is before any expenses offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by INVESCO for the years ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.74% for Class A and 2.69% for Class B and ratio of net investment income to average net assets would have been 2.46% for Class A and 1.29% for Class B.

                                                                                                                        PERIOD ENDED
                                                                                    YEAR ENDED MARCH 31                   MARCH 31
                                                                        ------------------------------------------------------------
                                                                             2003          2002           2001             2000(a)
UTILITIES FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                    $   10.63     $   16.08      $   20.40        $   19.91
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                         0.15          0.03          (0.00)           (0.01)
Net Investment Income (Loss)(c)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                                            (2.47)        (5.48)         (3.22)            0.52
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                            (2.32)        (5.45)         (3.22)            0.51
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                             0.09          0.00           1.10             0.02
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                          $    8.22     $   10.63      $   16.08        $   20.40
====================================================================================================================================

TOTAL RETURN(d)                                                            (21.85%)      (33.87%)       (15.83%)           2.58%(e)

RATIOS
Net Assets--End of Period ($000 Omitted)                                $     667     $   1,799      $   3,579        $     248
Ratio of Expenses to Average Net Assets(f)(g)                                2.05%         2.04%          2.07%            1.83%(h)
Ratio of Net Investment Income (Loss) to Average Net Assets(g)               1.75%         0.32%         (0.02%)          (0.32%)(h)
Portfolio Turnover Rate                                                         64%           56%            49%              18%(i)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended March 31, 2001.
(d) The applicable CDSC is included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended March 31, 2003, 2002, and 2001 and the period ended March 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.70%, 2.45%, 2.11% and 1.83% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 0.10% (0.09%), (0.06%) and (0.32%) (annualized), respectively.
(h) Annualized
(i) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

JULY 31, 2003

INVESCO SECTOR FUNDS, INC.
INVESCO ENERGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO FINANCIAL SERVICES FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO GOLD & PRECIOUS METALS FUND--INVESTOR CLASS, CLASS A, B, AND C INVESCO HEALTH SCIENCES FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO LEISURE FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO REAL ESTATE OPPORTUNITY FUND--INVESTOR CLASS, CLASS A, B, AND C INVESCO TECHNOLOGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO TELECOMMUNICATIONS FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO UTILITIES FUND--INVESTOR CLASS, CLASS A, B, AND C

You may obtain additional information about the Funds from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as the effect of market and general economic trends and a Fund's investment strategy on each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated July 31, 2003 is a supplement to this Prospectus and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectuses of the Funds may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectuses, SAI, annual report, and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectuses, SAI, annual report, or semiannual report, write to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739; or call 1-800-347-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-3826 and 002-85905.


811-3826

                                                                    APPENDIX III

YOUR FUND'S REPORT

FINANCIAL SERVICES FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

Market conditions for stocks were punishing during the annual period ended March 31, 2003, as evidenced by double-digit losses for the major stock indexes. Corporate accounting fraud was the dominant theme in the first part of the period, with news of earnings inflation perpetrated by WorldCom (not a fund holding) and other high-profile companies deepening investors' distrust of corporate America. Although these headlines faded somewhat as summer came to an end, the economy's progress remained slow through fall and winter, as a host of geopolitical concerns kept investors on edge. Particularly influential was the uncertainty surrounding the situation with Iraq, which by mid-March culminated in war.

In this unfavorable climate, all sectors -- including financial services -- retreated. As a result, Financial Services Fund-Investor Class shares lost 22.39% during the one-year period ended March 31, 2003. Although the fund outperformed the broader S&P 500 Index,(R) which lost 24.75%, it slightly lagged the S&P 500 Financials Index,(R) which declined by 21.71% during that same period. (Of course, past performance is not a guarantee of future results.)(3),(4) For performance of other share classes, please see page 2.

--------------------------------------------------------------------------------
                           FINANCIAL SERVICES FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 3/31/03
--------------------------------------------------------------------------------

Bank of America..............................................6.14%
Wells Fargo & Co.............................................5.45%
Citigroup Inc................................................5.37%
Merrill Lynch & Co...........................................5.08%
American International Group.................................4.80%
Wachovia Corp................................................3.79%
Lehman Brothers Holdings.....................................3.10%
Fifth Third Bancorp..........................................2.81%
American Express.............................................2.71%
Ambac Financial Group........................................2.68%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

REGIONAL BANKS, INSURERS OUTPERFORM ON RELATIVE BASIS

Although all financial industry groups were down for the year, regional banks, property/casualty insurers, and reinsurers fared the best on a relative basis. Some stocks representing these areas managed gains despite the difficult conditions. For example, Bank of America, the fund's largest holding as of 3/31/03, advanced over the course of the year. The company is a successful turnaround story, as it has moved from an acquisition-oriented approach to a strategy centered on internal growth and strong customer service. During the annual period, the company's core businesses of consumer and commercial banking (constituting two-thirds of profits) contributed to solid earnings growth in a challenging environment. Furthermore, we believe that Bank of America's more market-sensitive businesses, such as asset management, equity investments, and global corporate investment banking, are positioned to perform well once the economy finally stabilizes.

On the other hand, despite strong fundamentals, fund holding Fifth Third Bancorp underperformed its banking industry peers this past year due to regulatory scrutiny. This past March, Fifth Third announced that it had entered into a written agreement with the Federal Reserve aimed at strengthening internal controls and risk management processes. Given that the fundamentals of the company remain strong, the agreement does not impair Fifth Third's day-to-day operations, and the agreement does not restrict dividends and buy-backs, we remain shareholders.

In the property/casualty insurance and reinsurance industries, a combination of significant price increases and a low level of catastrophes during the fund's fiscal year helped a number of holdings. An especially strong stock for the fund was reinsurance company RenaissanceRe Holdings Ltd, which delivered earnings growth well ahead of expectations. In addition, the company has been capitalizing on the turmoil in the marketplace to grow new lines of business. The fund also benefited from our opportunistic purchase of St Paul in the summer when the company's valuation was attractive due to concerns over asbestos claims and their capital position.

LINE GRAPH:  INVESCO FINANCIAL SERVICES FUND - INVESTOR CLASS, GROWTH OF
             $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Financial Services Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(R)(4), and to the value of a $10,000 investment in the S&P Financials Index(R)(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 3/31/03.

      INVESCO FINANCIAL SERVICES        S&P 500 INDEX(R)(4)     S&P FINANCIALS INDEX(R)(4)
      FUND - INVESTOR CLASS
3/93  $10,000                           $10,000                 $10,000
3/94  $ 9,766                           $10,146                 $ 9,636
3/95  $10,467                           $11,723                 $10,945
3/96  $14,873                           $15,482                 $16,230
3/97  $18,105                           $18,551                 $21,144
3/98  $28,526                           $27,448                 $33,668
3/99  $30,208                           $32,523                 $35,880
3/00  $29,955                           $38,354                 $35,593
3/01  $33,326                           $30,043                 $39,494
3/02  $34,598                           $30,115                 $41,168
3/03  $26,850                           $22,661                 $32,230

LINE GRAPH: INVESCO FINANCIAL SERVICES FUND - CLASS A & B, GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Financial Services Fund - Class A and the value of a $10,000 investment in INVESCO Financial Services Fund - Class B to the value of a $10,000 investment in the S&P 500 Index(R)(4), and to the value of a $10,000 investment in the S&P Financials Index(R)(4) assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Financial Services Fund
- Class A and Class B inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 3/31/03.

      INVESCO FINANCIAL                 INVESCO FINANCIAL               S&P 500 INDEX(R)(4)     S&P FINANCIALS INDEX(R)(4)
      SERVICES FUND - CLASS A           SERVICES FUND - CLASS B
4/02  $10,000                           $10,000                         $10,000                 $10,000
3/03  $ 7,338                           $ 7,252                         $ 7,525                 $ 7,829

LINE GRAPH:  INVESCO FINANCIAL SERVICES FUND - CLASS C, GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Financial Services Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(R)(4), and to the value of a $10,000 investment in the S&P Financials
Index(R)(4), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Financial Services Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 3/31/03.

      INVESCO FINANCIAL SERVICES        S&P 500 INDEX(R)(4)     S&P FINANCIALS INDEX(R)(4)
      FUND - CLASS C
2/00  $10,000                           $10,000                 $10,000
3/00  $11,472                           $10,978                 $11,855
3/01  $12,718                           $ 8,599                 $13,154
3/02  $13,098                           $ 8,620                 $13,712
3/03  $10,056                           $ 6,471                 $10,776

Select holdings within financial services bolstered the fund's performance as well. One key positive contributor was SLM Corp (Sallie Mae), which posted a double-digit gain for the year on strong earnings and sound fundamentals in the non-cyclical student lending industry.

MARKET-SENSITIVE FINANCIALS ENCOUNTER FUNDAMENTAL AND REGULATORY ROADBLOCKS

During the year, heightened regulatory scrutiny and investor skepticism took a toll on a variety of companies across the sector. The companies most affected were those involved with the investment banking and brokerage businesses. However, even better performing groups like insurers encountered increased pressure from rating agencies, and commercial banking and consumer finance companies also faced more stringent regulatory standards. Throughout the period, anemic capital markets also pressured firms with market-sensitive revenues. Indeed, year-over-year global equity issuance as of March 31, 2003, was down by 40%, mergers and acquisition activity fell off by 25%, and broad equity market indexes, such as the S&P 500(R) and the Nasdaq Composite Index, were down over 20%.

Meanwhile, political and regulatory problems presented a host of obstacles. Investigations by the Securities and Exchange Commission (SEC) and New York Attorney General -- as well as a Congressional inquiry last July related to investment banks' research practices and their involvement in companies like Enron and WorldCom (not fund holdings) -- created bad publicity for investment banks.

PIE CHART:  FINANCIAL SERVICES FUND
            INDUSTRY BREAKDOWN
            AS OF 3/31/03
            [PIE CHART]

            % OF TOTAL NET ASSETS

            Banks.........................................39.50%
            Diversified Financial Services................14.19%
            Investment Adviser/Broker
            Dealer Services...............................13.55%
            Multi-Line Insurance...........................6.78%
            Property & Casualty Insurance..................5.79%
            Consumer Finance...............................5.17%
            Reinsurance....................................4.58%
            Life & Health Insurance........................2.88%
            Insurance Brokers..............................2.23%
            Real Estate Investment Trusts..................1.67%
            Data Processing Services.......................0.17%
            Net Cash & Cash Equivalents....................3.49%

FUND MANAGEMENT

[PHOTOGRAPH OF JOSEPH W. SKORNICKA OMITTED]

JOSEPH W. SKORNICKA, CFA

JOE SKORNICKA IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. PRIOR TO JOINING INVESCO, JOE WAS A SENIOR EQUITY ANALYST AND FUND MANAGER WITH MUNDER CAPITAL MANAGEMENT AND AN ASSISTANT VICE PRESIDENT FOR COMERICA INCORPORATED. HE IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER, AND HOLDS AN MBA FROM THE UNIVERSITY OF MICHIGAN AND A BA FROM MICHIGAN STATE UNIVERSITY.

Although some progress has been made in resolving these troubles, holdings like Merrill Lynch & Co and Citigroup Inc weighed on the fund's performance during the period. Merrill was subjected to its share of bad press as the New York Attorney General singled it out in his campaign to reform investment banks. As for Citigroup, its diversity worked against it. Almost every negative headline seemed to have some relevance to Citigroup, since the company operates such a wide array of financial businesses. Nevertheless, we opted to stay invested in these companies, since we believe that they are strong enough to prosper over time.

FINANCIALS STILL APPEAR ATTRACTIVE

We still believe the financial services sector remains attractive for three primary reasons: demographics, consolidation and valuation. On demographics, the aging of the Baby Boomers is well known. We believe this trend will continue to benefit many industries within the sector including asset management, investment banking and brokerage, life insurance, and commercial banking. As for consolidation, after seeing a slowing in 2001 and 2002 due to economic and market weakness, as well as corporate scandals, we have seen an increase in activity over the past six months. This includes Household International selling to HSBC Holdings PLC, Skandia AB selling its U.S. annuity business to Prudential Financial Inc, Credit Suisse Group selling its clearing business to the Bank of New York, and two regional bank acquisitions by BB&T Corp and Mercantile
Bankshares (not fund holdings). As the economy stabilizes, we believe consolidation will accelerate in the sector, as the benefits of scale are just too important. Finally, on valuation, despite the fund outperforming the S&P 500 Index(R) for the trailing 1-, 5- and 10-year periods as of 3/31/03, financials still sold at a significant discount on a forward price-earnings basis to the S&P 500.(R)

LINE GRAPH:  INVESCO FINANCIAL SERVICES FUND - CLASS K, GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Financial Services Fund - Class K to the value of a $10,000 investment in the S&P 500 Index(R)(4), and to the value of a $10,000 investment in the S&P Financials
Index(R)(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 3/31/03.

      INVESCO FINANCIAL SERVICES        S&P 500 INDEX(R)(4)     S&P FINANCIALS INDEX(R)(4)
      FUND - CLASS K
12/00 $10,000                           $10,000                 $10,000
3/01  $ 9,803                           $ 8,858                 $ 9,853
3/02  $10,135                           $ 8,879                 $10,271
3/03  $ 7,842                           $ 6,682                 $ 8,041

DIVERSIFICATION AND A LONG-TERM FOCUS CRUCIAL IN AN UNCERTAIN MARKET

Although we believe the economy will gradually strengthen once the conflict with Iraq is resolved, we are exercising caution. Above all else, we remain committed to maintaining our focus on long-term corporate fundamentals. Industry diversification is an important part of our strategy as well. While we will overweight and underweight industries based on our bottom-up individual company research and top-down industry views, we will also stay diversified across the major industries within the sector. As we see more sure signs of an economic recovery, we may choose to position the fund more aggressively into the sector's more market- and economically-sensitive industries.

(3)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEXES DO NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED THEIR PERFORMANCE.

(4)THE S&P 500 INDEX(R) IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE S&P 500 FINANCIALS INDEX(R) REFLECTS THE FINANCIAL SERVICES SECTOR OF THE S&P 500 Index(R). THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

(AIM LOGO)

                             AIM GLOBAL SCIENCE AND
                                TECHNOLOGY FUND,
                                 A PORTFOLIO OF
                              AIM INVESTMENT FUNDS
                          11 GREENWAY PLAZA, SUITE 100
                           HOUSTON, TEXAS 77046-1173

                                                                 August 25, 2003

Dear Shareholder:

     As you may be aware, AMVESCAP PLC, the parent company of your Fund's investment advisor, has undertaken an integration initiative for its North American mutual fund operations.

     In the first phase of the integration initiative, A I M Distributors, Inc. became the sole distributor for all AMVESCAP PLC mutual funds in the United States. A I M Distributors, Inc. is now the distributor for all INVESCO Funds and the AIM Funds (including your Fund).

     AMVESCAP PLC also reviewed all AIM Funds and INVESCO Funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Your Fund is one of the funds that AMVESCAP PLC recommended, and your Board of Trustees approved, be consolidated with another fund. The attached proxy statement/prospectus seeks your approval of this consolidation.

     Finally, the independent trustees of your Board believe that your interests would best be served if the AIM Funds and the INVESCO Funds had a unified board of directors/trustees. The attached proxy statement/prospectus seeks your vote in favor of the persons nominated to serve as trustees.

     Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the meeting, you may vote your shares in person. If you expect to attend the meeting in person, or have questions, please notify us by calling (800) 952-3502. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Georgeson Shareholder Communications Inc., reminding you to vote your shares.

                                          Sincerely,

                                          -s- Robert H. Graham

                                          Robert H. Graham
                                          Chairman and President

(AIM LOGO)

                            AIM NEW TECHNOLOGY FUND,
                                 A PORTFOLIO OF
                                AIM FUNDS GROUP
                          11 GREENWAY PLAZA, SUITE 100
                           HOUSTON, TEXAS 77046-1173

                                                                 August 25, 2003

Dear Shareholder:

     As you may be aware, AMVESCAP PLC, the parent company of your Fund's investment advisor, has undertaken an integration initiative for its North American mutual fund operations.

     In the first phase of the integration initiative, A I M Distributors, Inc. became the sole distributor for all AMVESCAP PLC mutual funds in the United States. A I M Distributors, Inc. is now the distributor for all INVESCO Funds and the AIM Funds (including your Fund).

     AMVESCAP PLC also reviewed all AIM Funds and INVESCO Funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Your Fund is one of the funds that AMVESCAP PLC recommended, and your Board of Trustees approved, be consolidated with another fund. The attached proxy statement/prospectus seeks your approval of this consolidation.

     Finally, the independent trustees of your Board believe that your interests would best be served if the AIM Funds and the INVESCO Funds had a unified board of directors/trustees. The attached proxy statement/prospectus seeks your vote in favor of the persons nominated to serve as trustees.

     Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the meeting, you may vote your shares in person. If you expect to attend the meeting in person, or have questions, please notify us by calling (800) 952-3502. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Georgeson Shareholder Communications Inc., reminding you to vote your shares.

                                          Sincerely,

                                          -s- Robert H. Graham

                                          Robert H. Graham
                                          Chairman and President

(INVESCO LOGO)

                        INVESCO TELECOMMUNICATIONS FUND,
                                 A PORTFOLIO OF
                           INVESCO SECTOR FUNDS, INC.
                            4350 SOUTH MONACO STREET
                             DENVER, COLORADO 80237

                                                                 August 25, 2003

Dear Shareholder:

     As you may be aware, AMVESCAP PLC, the parent company of your Fund's investment advisor, has undertaken an integration initiative for its North American mutual fund operations.

     In the first phase of the integration initiative, A I M Distributors, Inc. became the sole distributor for all AMVESCAP PLC mutual funds in the United States. A I M Distributors, Inc. is now the distributor for all INVESCO Funds (including your Fund) and the AIM Funds.

     AMVESCAP PLC also reviewed all INVESCO Funds and AIM Funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Your Fund is one of the funds that AMVESCAP PLC recommended, and your Board of Directors approved, be consolidated with another fund. The attached proxy statement/prospectus seeks your approval of this consolidation.

     As part of the integration initiative, AMVESCAP PLC has recommended restructuring the advisory and administrative servicing arrangements so that A I M Advisors, Inc. is the advisor and administrator for all INVESCO Funds and AIM Funds. Your Board has approved a new advisory agreement under which A I M Advisors, Inc. will serve as the investment advisor for your Fund, and a new sub-advisory agreement, under which INVESCO Institutional (N.A.), Inc., an affiliate of INVESCO Funds Group, Inc., which is currently serving as your Fund's investment advisor, will serve as sub-advisor. The portfolio management team for your Fund will not change as a result of this restructuring. The attached proxy statement/prospectus seeks your approval of these new investment advisory and sub-advisory agreements. If approved, these new agreements will become effective only if shareholders do not approve the proposal to consolidate your Fund.

     The integration initiative also calls for changing the organizational structure of the INVESCO Funds and the AIM Funds. To accomplish this goal, AMVESCAP PLC has recommended that all INVESCO Funds and AIM Funds organized as Maryland corporations change their form and state of organization to Delaware statutory trusts. Your Board has approved redomesticating your Fund as a series of a Delaware statutory trust. The attached proxy statement/prospectus seeks your approval of this redomestication. If approved, the redomestication will occur prior to the consolidation of your Fund.

     Finally, the independent directors of your Board believe that your interests would best be served if the INVESCO Funds and the AIM Funds had a unified board of directors/trustees. The attached proxy statement/prospectus seeks your vote in favor of the persons nominated to serve as directors.

     Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the meeting, you may vote your shares in person. If you expect to attend the meeting in person, or have questions, please notify us by calling (800) 952-3502. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Georgeson Shareholder Communications Inc., reminding you to vote your shares.

                                          Sincerely,

                                          -s- Raymond R. Cunningham

                                          Raymond R. Cunningham
                                          Chairman

                    AIM GLOBAL SCIENCE AND TECHNOLOGY FUND,
                                 A PORTFOLIO OF
                              AIM INVESTMENT FUNDS
                          11 GREENWAY PLAZA, SUITE 100
                           HOUSTON, TEXAS 77046-1173

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON OCTOBER 21, 2003

To the Shareholders of AIM Global Science and Technology Fund:

     We cordially invite you to attend our Special Meeting of Shareholders to:

          1. Approve an Agreement and Plan of Reorganization (the "Agreement") under which all of the assets of your Fund, an investment portfolio of AIM Investment Funds ("Trust"), will be transferred to INVESCO Technology Fund ("Buying Fund"), an investment portfolio of INVESCO Sector Funds, Inc. ("Company"), Buying Fund will assume the liabilities of your Fund and Company will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund and, in connection therewith, the sale of all of your Fund's assets and the termination of your Fund as a designated series of Trust.

          2. Elect 16 trustees to the Board of Trustees of Trust, each of whom will serve until his or her successor is elected and qualified.

          3. Transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.

     We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas, 77046-1173 on October 21, 2003, at 3:00 p.m., Central Time.

     Shareholders of record as of the close of business on July 25, 2003 are entitled to notice of, and to vote at, the Special Meeting or any adjournment of the Special Meeting.

     WE REQUEST THAT YOU EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF TRUST. YOU MAY ALSO VOTE YOUR SHARES BY TELEPHONE OR THROUGH A WEBSITE ESTABLISHED FOR THAT PURPOSE BY FOLLOWING THE INSTRUCTIONS ON THE ENCLOSED PROXY MATERIALS. YOUR VOTE IS IMPORTANT FOR THE PURPOSE OF ENSURING A QUORUM AT THE SPECIAL MEETING. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY EXECUTING AND SUBMITTING A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE SECRETARY OF TRUST OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

                                          /s/ NANCY L. MARTIN
                                          --------------------------------------
                                          Nancy L. Martin
                                          Secretary

August 25, 2003

                            AIM NEW TECHNOLOGY FUND,
                                 A PORTFOLIO OF
                                AIM FUNDS GROUP
                          11 GREENWAY PLAZA, SUITE 100
                           HOUSTON, TEXAS 77046-1173

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON OCTOBER 21, 2003

To the Shareholders of AIM New Technology Fund:

     We cordially invite you to attend our Special Meeting of Shareholders to:

          1. Approve an Agreement and Plan of Reorganization (the "Agreement") under which all of the assets of your Fund, an investment portfolio of AIM Funds Group ("Trust"), will be transferred to INVESCO Technology Fund ("Buying Fund"), an investment portfolio of INVESCO Sector Funds, Inc. ("Company"), Buying Fund will assume the liabilities of your Fund and Company will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund and, in connection therewith, the sale of all of your Fund's assets and the termination of your Fund as a designated series of Trust.

          2. Elect 16 trustees to the Board of Trustees of Trust, each of whom will serve until his or her successor is elected and qualified.

          3. Transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.

     We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas, 77046-1173 on October 21, 2003, at 3:00 p.m., Central Time.

     Shareholders of record as of the close of business on July 25, 2003 are entitled to notice of, and to vote at, the Special Meeting or any adjournment of the Special Meeting.

     WE REQUEST THAT YOU EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF TRUST. YOU MAY ALSO VOTE YOUR SHARES BY TELEPHONE OR THROUGH A WEBSITE ESTABLISHED FOR THAT PURPOSE BY FOLLOWING THE INSTRUCTIONS ON THE ENCLOSED PROXY MATERIALS. YOUR VOTE IS IMPORTANT FOR THE PURPOSE OF ENSURING A QUORUM AT THE SPECIAL MEETING. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY EXECUTING AND SUBMITTING A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE SECRETARY OF TRUST OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

                                          /s/ NANCY L. MARTIN
                                          --------------------------------------
                                          Nancy L. Martin
                                          Secretary

August 25, 2003

                        INVESCO TELECOMMUNICATIONS FUND,
                                 A PORTFOLIO OF
                           INVESCO SECTOR FUNDS, INC.
                            4350 SOUTH MONACO STREET
                             DENVER, COLORADO 80237

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON OCTOBER 21, 2003

To the Shareholders of INVESCO Telecommunications Fund:

     We cordially invite you to attend our Special Meeting of Shareholders to:

          1. Approve an Agreement and Plan of Reorganization (the "Agreement") under which all of the assets of your Fund, an investment portfolio of INVESCO Sector Funds, Inc. ("Company"), will be transferred to INVESCO Technology Fund ("Buying Fund"), another investment portfolio of Company, Buying Fund will assume the liabilities of your Fund and Company will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund.

          2. Elect 16 directors to the Board of Directors of Company, each of whom will serve until his or her successor is elected and qualified.

          3. Approve a new investment advisory agreement with A I M Advisors, Inc. ("AIM") for your Fund.

          4. Approve a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. for your Fund.

          5. Approve an Agreement and Plan of Reorganization (the "Plan") which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

          6. Transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.

     We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 on October 21, 2003, at 3:00 p.m., Central Time.

     Shareholders of record as of the close of business on July 25, 2003 are entitled to notice of, and to vote at, the Special Meeting or any adjournment of the Special Meeting.

     WE REQUEST THAT YOU EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE BOARD OF DIRECTORS OF COMPANY. YOU MAY ALSO VOTE YOUR SHARES BY TELEPHONE OR THROUGH A WEBSITE ESTABLISHED FOR THAT PURPOSE BY FOLLOWING THE INSTRUCTIONS ON THE ENCLOSED PROXY MATERIALS. YOUR VOTE IS IMPORTANT FOR THE PURPOSE OF ENSURING A QUORUM AT THE SPECIAL MEETING. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY EXECUTING AND SUBMITTING A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE SECRETARY OF COMPANY OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

                                          /s/ GLEN A. PAYNE
                                          --------------------------------------
                                          Glen A. Payne
                                          Secretary

August 25, 2003

           AIM NEW TECHNOLOGY FUND,               AIM GLOBAL SCIENCE AND TECHNOLOGY FUND,
                A PORTFOLIO OF                                 A PORTFOLIO OF
               AIM FUNDS GROUP                              AIM INVESTMENT FUNDS
         11 GREENWAY PLAZA SUITE 100                    11 GREENWAY PLAZA, SUITE 100
          HOUSTON, TEXAS 77046-1173                      HOUSTON, TEXAS 77046-1173
                (800) 347-4246                                 (800) 347-4246

                        INVESCO TELECOMMUNICATIONS FUND
                                      AND
                            INVESCO TECHNOLOGY FUND,
                              EACH A PORTFOLIO OF
                           INVESCO SECTOR FUNDS, INC.
                            4350 SOUTH MONACO STREET
                             DENVER, COLORADO 80237
                                 (800) 525-8085

                    COMBINED PROXY STATEMENT AND PROSPECTUS
                                AUGUST 25, 2003

     This document is a combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus"). We are sending you this Proxy Statement/Prospectus in connection with the Special Meeting of Shareholders (the "Special Meeting") of each of AIM New Technology Fund, AIM Global Science and Technology Fund and INVESCO Telecommunications Fund (each a "Fund"; the AIM New Technology Fund and AIM Global Science and Technology Fund collectively, "AIM Funds"; and the INVESCO Telecommunications Fund, "INVESCO Fund"). Each Special Meeting will be held on October 21, 2003. We intend to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about August 25, 2003 to all shareholders entitled to vote.

     This Proxy Statement/Prospectus includes information regarding three separate reorganizations (described below). The consummation of any one Reorganization (defined below) is not conditioned upon the consummation of any other Reorganization. The Reorganization of your Fund is contingent only upon your Fund receiving the requisite number of votes FOR approval of its reorganization. The requests for approval of all three Reorganizations have been included in one Proxy Statement/Prospectus because it is proposed that each of the three Funds be combined with INVESCO Technology Fund ("Buying Fund"). We have indicated in the Proxy Statement/Prospectus where there are differences in the information applicable to each Fund.

     At the Special Meetings, we are asking shareholders of AIM Funds to vote on two Proposals and shareholders of INVESCO Fund to vote on five Proposals. The first Proposal to be voted on is an Agreement and Plan of Reorganization (each an "Agreement") which provides for each of the following combinations:

          (1) AIM New Technology Fund, an investment portfolio of AIM Funds Group (an "AIM Trust" and collectively, with AIM Investment Funds, "AIM Trusts"), with Buying Fund, an investment portfolio of INVESCO Sector Funds, Inc. ("Company");

          (2) AIM Global Science and Technology Fund, an investment portfolio of AIM Investment Funds, with Buying Fund; and

          (3) INVESCO Telecommunications Fund, an investment portfolio of Company, with Buying Fund (each a "Reorganization" and collectively, the "Reorganizations").

Under the Agreement for your Fund, all of the assets your Fund will be transferred to Buying Fund, Buying Fund will assume the liabilities of your Fund and Company will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, as set forth on Exhibit A.

     The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. The Reorganization has been structured as a tax-free transaction. No sales charges will be imposed in connection with the Reorganization.

     The Board of Trustees of each AIM Trust (each a "Board of Trustees" and collectively, the "Boards of Trustees") has approved the Agreement and related Reorganization of the applicable AIM Fund as being in the best interests of such AIM Fund. The Board of Directors of Company (the "Board of Directors") has approved Agreement and related Reorganization of INVESCO Fund as being advisable and in the best interests of INVESCO Fund.

     AIM Trusts and Company are each registered open-end management investment companies that issue their shares in separate series. AIM New Technology Fund is a series of AIM Funds Group, AIM Global Science and Technology Fund is a series of AIM Investment Funds, and INVESCO Fund and Buying Fund are each a series of Company. A I M Advisors, Inc. ("AIM") serves as the investment advisor to AIM Funds and INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to INVESCO Fund and Buying Fund. Both AIM and INVESCO are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company.

     The investment objective of Buying Fund is similar to that of your Fund. See "Comparison of Investment Objectives and Principal Strategies."

     This Proxy Statement/Prospectus sets forth the information that you should know before voting on the Agreement for your Fund and the other Proposals described below. It is both the Proxy Statement of your Fund and the Prospectus of Buying Fund. You should read and retain this Proxy Statement/ Prospectus for future reference.

     The Prospectuses of AIM New Technology Fund dated May 1, 2003, as supplemented May 1, 2003 and June 12, 2003; AIM Global Science and Technology Fund dated March 3, 2003, as supplemented June 12, 2003; and INVESCO Telecommunications Fund dated July 31, 2003, as supplemented August 14, 2003 (each a "Selling Fund Prospectus"), together with the related Statements of Additional Information of AIM New Technology Fund dated May 1, 2003; AIM Global Science and Technology Fund dated March 3, 2003, as supplemented May 2, 2003, and INVESCO Telecommunications Fund dated July 31, 2003, as supplemented August 14, 2003, are on file with the Securities and Exchange Commission (the "SEC"). Each Selling Fund Prospectus is incorporated by reference into this Proxy Statement/Prospectus. The Prospectus of Buying Fund dated July 31, 2003 (the "Buying Fund Prospectus"), and the related Statement of Additional Information dated July 31, 2003, as supplemented August 14, 2003, and the Statement of Additional Information relating to the Reorganization, dated August 15, 2003, are on file with the SEC. The Buying Fund Prospectus is incorporated by reference into this Proxy Statement/Prospectus. A copy of the Buying Fund Prospectus is attached as Appendix II to this Proxy Statement/Prospectus. The Statement of Additional Information relating to the Reorganization dated August 15, 2003 also is incorporated by reference into this Proxy Statement. The SEC maintains a website at www.sec.gov that contains the Prospectuses and Statements of Additional Information described above, material incorporated by reference, and other information about AIM Trusts and Company.

     Copies of the Buying Fund Prospectus and each Selling Fund Prospectus and the related Statements of Additional Information are available without charge by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling (800) 347-4246. Additional information about INVESCO Fund and Buying Fund may be obtained on the internet at www.aiminvestments.com.

     If you are a shareholder of either of the AIM Funds, the remaining Proposal to be voted on by you is the election of 16 trustees to the Board of Trustees of each AIM Trust. The Board of Trustees of each

AIM Trust has approved the nomination of the persons set forth in this Proxy Statement/Prospectus for election as trustees of such AIM Trust.

     If you are a shareholder of INVESCO Fund, the remaining four Proposals to be voted on are: the election of 16 directors to the Board of Directors; the approval of a new advisory agreement with AIM for your Fund; the approval of a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional") for your Fund; and the approval of an Agreement and Plan of Reorganization (the "Plan") which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation. The Board of Directors has approved the nomination of the persons set forth in this Proxy Statement/Prospectus for election as directors of Company and has approved the new advisory agreement with AIM and the new sub-advisory agreement between AIM and INVESCO Institutional. Finally, the Board of Directors has approved the Plan as being advisable.

     The Proposals are being submitted to you to implement an integration initiative undertaken by AMVESCAP with respect to its North American mutual fund operations, which includes your Fund.

     Shareholders previously have been sent the most recent annual report for your Fund, including financial statements, and the most recent semiannual report succeeding the annual report, if any. If you have not received such report(s) or would like to receive an additional copy, please contact A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or call (800) 347-4246. Such report(s) will be furnished free of charge.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
INTRODUCTION................................................    1
PROPOSAL 1 -- APPROVAL OF THE AGREEMENT TO COMBINE YOUR FUND
  AND BUYING FUND...........................................    2
  Which Funds' Shareholders Will Vote on Proposal 1?........    2
SUMMARY.....................................................    2
  The Reorganizations.......................................    3
  Comparison of Investment Objectives and Principal
     Strategies.............................................    3
  Comparison of Principal Service Providers.................    6
  Comparison of Performance.................................    6
  Comparison of Fees and Expenses...........................    7
  Comparison of Multiple Class Structures...................    7
  Comparison of Sales Charges...............................    7
  Comparison of Distribution, Purchase and Redemption
     Procedures and Exchange Rights.........................    8
  The Boards' Recommendation on Proposal 1..................    8
RISK FACTORS................................................    9
  Risks Associated with Buying Fund.........................    9
  Comparison of Risks of Buying Fund and Your Fund..........   11
INFORMATION ABOUT BUYING FUND...............................   14
  Description of Buying Fund Shares.........................   14
  Management's Discussion of Fund Performance...............   14
  Financial Highlights......................................   14
  Pending Shareholder Proposals for Buying Fund.............   14
ADDITIONAL INFORMATION ABOUT THE AGREEMENTS.................   14
  Terms of the Reorganizations..............................   14
  The Reorganizations.......................................   14
  Board Considerations......................................   15
  Other Terms...............................................   16
  Federal Income Tax Consequences...........................   17
  Accounting Treatment......................................   18
RIGHTS OF SHAREHOLDERS......................................   18
  General...................................................   18
  Liability of Shareholders.................................   19
  Election of Directors/Trustees; Terms.....................   19
  Removal of Directors/Trustees.............................   19
  Meetings of Shareholders..................................   19
  Liability of Directors/Trustees and Officers;
     Indemnification........................................   20
  Dissolution and Termination...............................   20
  Voting Rights of Shareholders.............................   20
  Dissenters' Rights........................................   21
  Amendments to Organization Documents......................   21
CAPITALIZATION..............................................   22
INTERESTS OF CERTAIN PERSONS................................   23
LEGAL MATTERS...............................................   23
ADDITIONAL INFORMATION ABOUT BUYING FUND AND YOUR FUND......   23
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE
  COMMISSION................................................   23

                                                              PAGE
                                                              ----
PROPOSAL 2 -- ELECTION OF TRUSTEES..........................   24
  Which Funds' Shareholders Will Vote on Proposal 2?........   24
  Background................................................   24
  Structure of the Boards of Trustees.......................   24
  Nominees for Trustees.....................................   24
  The Boards' Recommendation on Proposal 2..................   27
  Current Committees of the Boards..........................   28
  Board and Committee Meeting Attendance....................   29
  Trustee's Compensation....................................   29
  Retirement Plan for Trustees..............................   29
  Deferred Compensation Agreements..........................   30
  Officers of Trust.........................................   30
  Security Ownership of Management..........................   30
  Trustee Ownership of Your Fund's Shares...................   30
PROPOSAL 3 -- ELECTION OF DIRECTORS.........................   31
  Which Funds' Shareholders Will Vote on Proposal 3?........   31
  Background................................................   31
  Structure of the Board of Directors.......................   31
  Nominees for Directors....................................   31
  The Board's Recommendation on Proposal 3..................   34
  Committees of the Board...................................   34
  Board and Committee Meeting Attendance....................   36
  Future Committee Structure................................   36
  Director's Compensation...................................   37
  Current Retirement Plan for Directors.....................   37
  Current Deferred Compensation Plan........................   38
  New Retirement Plan for Directors.........................   39
  New Deferred Compensation Agreements......................   39
  Officers of Company.......................................   40
  Security Ownership of Management..........................   40
  Director Ownership of Your Fund's Shares..................   40
PROPOSAL 4 -- APPROVAL OF A NEW INVESTMENT ADVISORY
  AGREEMENT.................................................   40
  Which Funds' Shareholders Will Vote on Proposal 4?........   40
  Background................................................   40
  Your Fund's Current Investment Advisor....................   41
  The Proposed New Investment Advisor for Your Fund.........   41
  Positions with AIM Held by Company's Directors or
     Executive Officers.....................................   41
  Terms of the Current Advisory Agreement...................   41
  Additional Services Provided by INVESCO and its
     Affiliates.............................................   43
  Advisory Fees Charged by AIM for Similar Funds it
     Manages................................................   43
  Terms of the Proposed Advisory Agreement..................   43
  Factors the Directors Considered in Approving the Advisory
     Agreement..............................................   47
  The Board's Recommendation on Proposal 4..................   49
PROPOSAL 5 -- APPROVAL OF NEW SUB-ADVISORY AGREEMENT........   49
  Which Funds' Shareholders Will Vote on Proposal 5?........   49
  Background................................................   49
  The Proposed Sub-Advisor for Your Fund....................   49
  Positions with INVESCO Institutional Held by Company's
     Directors or Executive Officers........................   49

                                                              PAGE
                                                              ----
  Terms of the Proposed Sub-Advisory Agreement..............   49
  Advisory Fees Charged by INVESCO Institutional for Similar
     Funds for which it Serves as Advisor...................   50
  Factors the Directors Considered in Approving the Proposed
     Sub-Advisory Agreement.................................   50
  The Board's Recommendation on Proposal 5..................   52
PROPOSAL 6 -- APPROVAL OF THE PLAN TO REDOMESTICATE COMPANY
  AS A DELAWARE STATUTORY TRUST.............................   52
  Which Funds' Shareholders Will Vote on Proposal 6?........   52
  Background................................................   52
  Reasons for the Proposed Redomestication..................   52
  What the Proposed Redomestication Will Involve............   53
  The Federal Income Tax Consequences of the
     Redomestication........................................   55
  Appraisal Rights..........................................   55
  The New Trust Compared to Company.........................   55
  The Board's Recommendation on Proposal 6..................   56
INFORMATION ABOUT THE SPECIAL MEETING AND VOTING............   56
  Proxy Statement/Prospectus................................   56
  Time and Place of Special Meetings........................   56
  Voting in Person..........................................   56
  Voting by Proxy...........................................   56
  Voting by Telephone or the Internet.......................   57
  Quorum Requirement and Adjournment........................   57
  Vote Necessary to Approve Each Proposal...................   58
  Proxy Solicitation........................................   58
  Other Matters.............................................   58
  Shareholder Proposals.....................................   58
  Ownership of Shares.......................................   59
INDEPENDENT PUBLIC ACCOUNTANTS..............................   59
  Fees Paid to PwC Related to AIM Investment Funds..........   59
  Fees Paid to PwC Not Related to AIM Investment Funds......   60
  Fees Paid to PwC Related to AIM Funds Group...............   60
  Fees Paid to PwC Not Related to AIM Funds Group...........   60
  Fees Paid to PwC Related to Company.......................   61
  Fees Paid to PwC Not Related to Company...................   61

EXHIBIT A      --    Classes of Shares of Each Selling Fund and Corresponding
                     Classes of Shares of Buying Fund............................  A-1
EXHIBIT B      --    Comparison of Performance of Each Selling Fund and Buying
                     Fund........................................................  B-1
EXHIBIT C      --    Comparison Fee Table and Expense Example....................  C-1
EXHIBIT D      --    Trustee Compensation Table..................................  D-1
EXHIBIT E      --    Officers of AIM Trusts......................................  E-1
EXHIBIT F      --    Security Ownership of Management of AIM Trusts..............  F-1
EXHIBIT G      --    Trustee Ownership of Fund Shares............................  G-1
EXHIBIT H      --    Director Compensation Table.................................  H-1
EXHIBIT I      --    Officers of Company.........................................  I-1
EXHIBIT J      --    Security Ownership of Management of Company.................  J-1
EXHIBIT K      --    Director Ownership of Fund Shares...........................  K-1
EXHIBIT L      --    Principal Executive Officer and Directors of A I M Advisors,
                     Inc. .......................................................  L-1

EXHIBIT M      --    Compensation to INVESCO Funds Group, Inc. ..................  M-1
EXHIBIT N      --    Fees Paid to INVESCO Funds Group, Inc. and Affiliates in
                     Most Recent Fiscal Year.....................................  N-1
EXHIBIT O      --    Advisory Fee Schedules for other AIM Funds..................  O-1
EXHIBIT P      --    Proposed Compensation to A I M Advisors, Inc. ..............  P-1
EXHIBIT Q      --    Principal Executive Officer and Directors of INVESCO
                     Institutional (N.A.), Inc. .................................  Q-1
EXHIBIT R      --    Proposed Compensation to INVESCO Institutional (N.A.),
                     Inc. .......................................................  R-1
EXHIBIT S      --    Advisory Fee Schedules for Other INVESCO Institutional
                     (N.A.), Inc. Advised Funds..................................  S-1
EXHIBIT T      --    Shares Outstanding of Each Fund on Record Date..............  T-1
EXHIBIT U      --    Ownership of Shares of AIM New Technology Fund on Record
                     Date........................................................  U-1
EXHIBIT V      --    Ownership of Shares of AIM Global Science and Technology
                     Fund........................................................  V-1
EXHIBIT W      --    Ownership of Shares of INVESCO Telecommunications Fund......  W-1
EXHIBIT X      --    Ownership of Shares of INVESCO Technology Fund (Buying
                     Fund).......................................................  X-1
APPENDIX I     --    Agreements and Plans of Reorganization for AIM New
                     Technology Fund, AIM Global Science and Technology Fund and
                     INVESCO Telecommunications Fund (to Effect the
                     Reorganizations)
APPENDIX II    --    Prospectus of Buying Fund
APPENDIX III   --    Discussion of Performance of Buying Fund
APPENDIX IV    --    Form of Investment Advisory Agreement with A I M Advisors,
                     Inc.
APPENDIX V     --    Form of Sub-Advisory Agreement
APPENDIX VI    --    Agreement and Plan of Reorganization for INVESCO
                     Telecommunications Fund (to Effect the Redomestication)

     THE AIM FAMILY OF FUNDS, AIM AND DESIGN, AIM, AIM FUNDS, AIM FUNDS AND DESIGN, AIM INVESTOR, AIM LIFETIME AMERICA, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS, LA FAMILIA AIM DE FONDOS AND DESIGN, INVIERTA CON DISCIPLINA AND INVEST WITH DISCIPLINE ARE REGISTERED SERVICE MARKS AND AIM BANK CONNECTION, AIM INTERNET CONNECT, AIM PRIVATE ASSET MANAGEMENT, AIM PRIVATE ASSET MANAGEMENT AND DESIGN, AIM STYLIZED AND/OR DESIGN, AIM ALTERNATIVE ASSETS AND DESIGN, AIM INVESTMENTS, AIM INVESTMENTS AND DESIGN, MYAIM.COM, THE AIM COLLEGE SAVINGS PLAN, AIM SOLO 401(k) AND YOUR GOALS. OUR SOLUTIONS. ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

     INVESCO, THE OPEN CIRCLE DESIGN, INVESCO FUNDS, INVESCO FUNDS GROUP, INVESCO -- YOUR GLOBAL INVESTMENT PARTNER AND YOU SHOULD KNOW WHAT INVESCO KNOWS ARE REGISTERED SERVICE MARKS OF AMVESCAP PLC.

     No dealer, salesperson or any other person has been authorized to give any information or to make any representation other than those contained in this Proxy Statement/Prospectus, and you should not rely on such other information or representations.

                                  INTRODUCTION

     Each AIM Fund is one of 86 portfolios advised by AIM and each of INVESCO Fund and Buying Fund is one of 46 portfolios advised by INVESCO. The Proposals you are being asked to vote on relate to or result from an integration initiative announced on March 27, 2003, by AMVESCAP, the parent company of AIM and INVESCO, with respect to its North American mutual fund operations. The primary components of AMVESCAP's integration initiative are:

     - Using a single distributor for all AMVESCAP mutual funds in the United States. To that end, A I M Distributors, Inc., the distributor for the retail mutual funds advised by AIM (the "AIM Family of Funds"), replaced INVESCO Distributors, Inc. as the distributor for the retail mutual funds advised by INVESCO (the "INVESCO Family of Funds") effective July 1, 2003.

     - Integrating of back office support and creating a single platform for back office support of AMVESCAP's mutual fund operations in the United States, including such support services as transfer agency and information technology. One result of this integration will be that shares of the AIM Family of Funds and shares of the INVESCO Family of Funds generally will be able to be exchanged for shares of the same or a similar class of each other.

     - Rationalizing and streamlining of the various funds within the AIM Family of Funds and the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds within both the AIM Family of Funds and the INVESCO Family of Funds will allow AIM and INVESCO to concentrate on managing their core products. The Reorganizations are three of a number of fund reorganizations proposed by AMVESCAP as a result of this review process. AMVESCAP's belief is that the Reorganizations will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale. Proposal 1 relates to this component of AMVESCAP's integration initiative.

     - Rationalizing the contractual arrangements for the provision of investment advisory and administrative services to the AIM Family of Funds and the INVESCO Funds. The objective of this component is to have AIM assume primary responsibility for the investment advisory, administrative, accounting and legal and compliance services for the INVESCO Family of Funds. To implement this component, each INVESCO Fund, including Buying Fund, is seeking shareholder approval to enter into a new investment advisory agreement with AIM. These changes will simplify AMVESCAP's mutual fund operations in the United States in that there will be a uniform arrangement for investment management for both the AIM Family of Funds and the INVESCO Family of Funds. Proposals 4 and 5, which are applicable only to INVESCO Fund, relate to this component of AMVESCAP's integration initiative.

     - Simplifying the organizational structure of the AIM Family of Funds and the INVESCO Family of Funds so that they are all organized as Delaware statutory trusts, using as few entities as practicable. To implement this component, each AIM Fund and each INVESCO Fund that currently is organized as a Maryland corporation is seeking shareholder approval to redomesticate as a new Delaware statutory trust, which also should provide these Funds with greater flexibility in conducting their business operations. In addition, certain series portfolios of funds within the AIM Family of Funds with few portfolios are seeking shareholder approval to be restructured as new series portfolios of existing funds within the AIM Family of Funds that are organized as Delaware statutory trusts. Proposal 6, which is applicable only to INVESCO Fund, relates to this component of AMVESCAP's integration initiative.

     In considering the integration initiative proposed by AMVESCAP, the directors of the INVESCO Family of Funds and the directors/trustees of the AIM Family of Funds who are not "interested persons" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Funds or their advisors determined that the shareholders of both the AIM Family of Funds and the INVESCO Family of Funds would benefit if one set of directors/trustees was responsible for overseeing the operation of both the AIM Family of Funds and the INVESCO Family of Funds and the services provided by AIM, INVESCO and their affiliates. Accordingly, these directors/trustees agreed to combine the separate boards and create a unified board of directors/trustees. Proposal 2 relates to the election of trustees of each AIM Trust. Proposal 3 relates to the election of directors of Company.

     You are being asked to approve Proposals 2 through 6, as applicable, so that, in the event that Proposal 1 is not approved for your Fund, your Fund will still be able to take advantage of these other benefits of AMVESCAP's integration initiative. If Proposal 1 is approved with respect to the Reorganization of INVESCO Fund, but Proposal 6 is not approved, INVESCO Fund will be combined with Buying Fund but will not be redomesticated as a new series portfolio of a Delaware statutory trust. We will not be able to determine whether a particular Proposal other than Proposal 1, if approved, should go forward until we have determined whether Proposal 1 has been approved. Therefore, even if you vote in favor of Proposal 1, it is still important that you vote on each remaining Proposal. For information about the Special Meeting and voting on Proposals 1 through 6, see "Information About the Special Meeting and Voting." For a description of the vote necessary to approve each of Proposals 1 through 6, see "Information About the Special Meeting and
Voting -- Vote Necessary to Approve Each Proposal."

     The following table summarizes each proposal to be presented at the Special Meetings and the Funds whose shareholders the Boards of Trustees or the Board of Directors, as applicable, are soliciting with respect to each proposal:

                      PROPOSAL                                   AFFECTED FUNDS
                      --------                                   --------------
 1.  Approving the Agreement to combine your       All Funds
     Fund with Buying Fund
 2.  Electing trustees                             AIM New Technology Fund and AIM Global
                                                   Science and Technology Fund only
 3.  Electing directors                            INVESCO Telecommunications Fund only
 4.  Approving a new investment advisory           INVESCO Telecommunications Fund only
     agreement with AIM
 5.  Approving a new sub-advisory agreement        INVESCO Telecommunications Fund only
     between AIM and INVESCO Institutional
 6.  Approving the Plan to redomesticate Company   INVESCO Telecommunications Fund only
     as a Delaware statutory trust
 7.  Considering other matters                     All Funds

                                 PROPOSAL 1 --
                           APPROVAL OF THE AGREEMENT
                      TO COMBINE YOUR FUND AND BUYING FUND

WHICH FUNDS' SHAREHOLDERS WILL VOTE ON PROPOSAL 1?

     Proposal 1 applies to the shareholders of INVESCO Fund and each AIM Fund.

                                    SUMMARY

     The Board of Trustees of each AIM Trust, including the independent trustees, has determined that the Reorganization of the applicable AIM Fund is in the best interests of such AIM Fund and that the interests of the shareholders of such AIM Fund will not be diluted as a result of the Reorganization. Similarly, the Board of Directors, including the independent directors, has determined that the Reorganization of INVESCO Fund is advisable and in the best interests of INVESCO Fund and that the interests of the shareholders of INVESCO Fund will not be diluted as a result of the Reorganization. Both

Boards believe that a larger combined fund should be more viable and have greater market presence and should have greater investment leverage in that portfolio managers should have broader investment opportunities and lower trading costs. Both Boards also believe that a larger combined fund also should result in greater operating efficiencies by providing economies of scale to the combined fund in that certain fixed costs, such as legal, accounting, shareholder services and director/trustee expenses, will be spread over the greater assets of the combined fund. For additional information concerning the factors considered by the Boards of Trustees and the Board of Directors, respectively, in approving the Agreements, see "Additional Information About the Agreements -- Board Considerations."

     The following summary discusses some of the key features of the Reorganization and highlights certain differences between your Fund and Buying Fund. This summary is not complete and does not contain all of the information that you should consider before voting on whether to approve the Agreement. For more complete information, please read this entire Proxy Statement/Prospectus.

THE REORGANIZATIONS

     The Reorganization of your Fund will result in the combination of your Fund with Buying Fund. Each AIM Fund is a series of the applicable AIM Trust, each of which is a Delaware statutory trust. INVESCO Fund and Buying Fund are each a series of Company, a Maryland corporation. The Board of Directors is soliciting the proxies of the shareholders of Company's series portfolios to vote on an agreement and plan of reorganization to redomesticate Company as a Delaware statutory trust in order to provide Company with greater flexibility in conducting its business operations. If approved by Company's shareholders, the consummation of the redomestication of Company as a Delaware statutory trust will occur prior to the consummation of the Reorganization of INVESCO Fund.

     If shareholders of your Fund approve the Agreement for your Fund and other closing conditions are satisfied, all of the assets of your Fund will be transferred to Buying Fund and Buying Fund will assume the liabilities of your Fund, and Company will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, as set forth on Exhibit A. For a description of certain of the closing conditions that must be satisfied, see "Additional Information About the Agreements -- Other Terms."

     The shares of Buying Fund issued in the Reorganization of your Fund will have an aggregate net asset value equal to the net value of the assets of your Fund transferred to Buying Fund. The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. A copy of the Agreement for your Fund is attached as Appendix I to this Proxy Statement/Prospectus. See "Additional Information About the Agreements."

     Each AIM Trust and Company will receive an opinion of Kirkpatrick & Lockhart LLP to the effect that each Reorganization will constitute a tax-free reorganization for Federal income tax purposes. Thus, you will not have to pay additional Federal income tax as a result of the Reorganization of your Fund except to the extent your Fund disposes of securities at a net gain in anticipation of the Reorganization, which gain would be included in a taxable distribution. See "Additional Information About the Agreements -- Federal Income Tax Consequences."

     No sales charges will be imposed in connection with the Reorganizations.

     The consummation of any one Reorganization is not conditioned upon the consummation of any other Reorganization.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

     Your Fund and Buying Fund pursue similar investment objectives and invest in similar types of securities. As a result, the Reorganization of your Fund is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective of Buying Fund.

     The investment objectives or goals of Buying Fund and INVESCO Fund are classified as fundamental, which means that the Board of Directors cannot change them without shareholder approval. The investment objectives of AIM Funds are not classified as fundamental, which means that the Boards of Trustees can change them without shareholder approval.

     A description of the fundamental and non-fundamental restrictions and policies applicable to your Fund and Buying Fund can be found in each Fund's Statement of Additional Information. While your Fund and Buying Fund may have slightly different approaches to disclosing and characterizing these restrictions and policies, in substance your Fund and Buying Fund operate under the same general restrictions and are subject to the same general policies.

     The chart below provides a summary for comparison purposes of the investment objectives and principal investment strategies of each Fund, including your Fund, and Buying Fund. You can find more detailed information about the investment objectives, strategies and other investment policies of your Fund and Buying Fund in the applicable Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

                               AIM GLOBAL SCIENCE AND               INVESCO              INVESCO TECHNOLOGY FUND
AIM NEW TECHNOLOGY FUND            TECHNOLOGY FUND          TELECOMMUNICATIONS FUND           (BUYING FUND)
-----------------------        ----------------------       -----------------------      -----------------------
                                               INVESTMENT OBJECTIVE
- long-term growth of        - long-term growth of        - capital growth             - capital growth
  capital                      capital
                                              INVESTMENT STRATEGIES
- invests at least 80% of    - invests at least 80% of    - invests at least 80% of    - invests at least 80% of
  its assets in securities     its assets in securities     its net assets, in the       its net assets in the
  of technology and science    of science and technology    equity securities and        equity securities and
  companies that the           industry companies. Fund     equity-related               equity-related
  portfolio managers           will invest primarily in     instruments of companies     instruments of companies
  believe are likely to        marketable equity            engaged in the design,       engaged in technology-
  benefit from new or          securities, including        development, manufacture,    related industries
  innovative products,         convertible securities,      distribution, or sale of
  services or processes.       but its investments may      communications services
  Fund will invest             include synthetic            and equipment and
  primarily in marketable      instruments such as          companies that are
  equity securities,           warrants, futures,           involved in supplying
  including convertible        options, exchange-traded     equipment or services to
  securities, but its          funds and American           such companies
  investments may include      Depositary Receipts
  synthetic instruments
  such as warrants,
  futures, options,
  exchange-traded funds and
  American Depositary
  Receipts
- technology and science     - science and technology     - telecommunications sector  - technology related
  companies include those      industry companies           includes, but is not         industries include, but
  that develop,                include those that           limited to, companies        are not limited to,
  manufacture, or sell         develop, manufacture or      that offer telephone         hardware, software,
  computer and electronic      sell computer and            service, wireless            semiconductors,
  components and equipment,    electronic components and    communications, satellite    telecommunications
  software, semiconductors,    equipment, software,         communications,              equipment and services,
  Internet technology,         semiconductors, Internet     television and movie         and service-related
  communications services      technology,                  programming,                 companies in information
  and equipment, mobile        communications services      broadcasting, and            technology
  communications,              and equipment, mobile        Internet access
  broadcasting, healthcare     communications,
  and medical technology,      broadcasting,
  and biotechnology and        biotechnology,
  medical devices              healthcare, medical
                               equipment and devices,
                               aerospace and defense,
                               media, and environmental
                               services

                               AIM GLOBAL SCIENCE AND               INVESCO              INVESCO TECHNOLOGY FUND
AIM NEW TECHNOLOGY FUND            TECHNOLOGY FUND          TELECOMMUNICATIONS FUND           (BUYING FUND)
-----------------------        ----------------------       -----------------------      -----------------------
- looks for several of the   - looks for several of the   - utilizes                   - utilizes
  following                    following                    research-oriented "bottom    research-oriented "bottom
  characteristics:             characteristics:             up" investment approach      up" investment approach
  above-average per share      above-average per share      focusing on company          focusing on company
  earnings growth; high        earnings growth; high        fundamentals and growth      fundamentals and growth
  return on invested           return on invested           prospects                    prospects
  capital; a healthy           capital; a healthy
  balance sheet; sound         balance sheet; sound
  financial and accounting     financial and accounting
  policies and overall         policies and overall
  financial strength;          financial strength;
  strong competitive           strong competitive
  advantages; effective        advantages; effective
  research; product            research and product
  development and              development and
  marketing; development of    marketing; development of
  new technologies,            new technologies,
  efficient service;           efficient service;
  pricing flexibility;         pricing flexibility;
  strong management; and       strong management; and
  general operating            general operating
  characteristics that will    characteristics that will
  enable the companies to      enable the companies to
  compete successfully in      compete successfully in
  their respective markets     their respective markets
- invests without regard to  - no corresponding strategy  - emphasizes strongly        - core portion of the
  market capitalization;                                    managed market leaders,      portfolio is invested in
  however, Fund expects to                                  with a lesser weighting      market-leading technology
  invest a significant                                      on smaller, faster           companies among various
  portion of its assets in                                  growing companies that       sub-sectors in the
  securities of small cap                                   offer new products or        technology universe that
  companies                                                 services and/or are          will maintain or improve
                                                            increasing their market      their market share
                                                            share                        regardless of overall
                                                                                         economic conditions
                                                          - selects stocks based on    - remainder of Buying
                                                            projected total return       Fund's portfolio consists
                                                            for individual companies,    of faster- growing, more
                                                            while also analyzing         volatile technology
                                                            country specific factors     companies believed to be
                                                            that might affect stock      emerging leaders in their
                                                            performance or influence     fields
                                                            stock valuation
- may invest up to 25% of    - will normally invest in    - normally, will invest      - may invest up to 25% of
  its total assets in          the securities of            primarily in companies       its assets in securities
  foreign securities           companies located in at      located in at least three    of non- U.S. issuers
                               least three countries        different countries,         (securities of Canadian
                               including the U.S., and      although U.S. issuers        issuers and American
                               may invest a significant     will dominate the            Depositary Receipts are
                               portion of its assets in     portfolio                    not subject to this 25%
                               the securities of U.S.                                    limitation)
                               issuers. However, Fund
                               will invest no more than
                               40% of its total assets
                               in the securities of
                               issuers in any one
                               country, other than the
                               U.S.
                                                          - may invest more than 25%
                                                            of its assets in
                                                            securities of non-U.S.
                                                            issuers (securities of
                                                            Canadian issuers and
                                                            American Depositary
                                                            Receipts are not subject
                                                            to this limitation)
                                             FUNDAMENTAL RESTRICTIONS
- will not concentrate       - although not a             - will concentrate; Fund     - will concentrate; Buying
                               fundamental restriction,     will invest 25% or more      Fund will invest 25% or
                               Fund has a non-              of its assets in one or      more of its assets in one
                               fundamental policy which     more                         or more
                               requires Fund to            telecommunications-related    technology-related
                               concentrate its              industries                   industries
                               investment in the
                               securities of domestic
                               and foreign issuers in
                               the science and
                               technology industries

COMPARISON OF PRINCIPAL SERVICE PROVIDERS

     The following is a list of the current principal service providers for the Funds, including your Fund, and Buying Fund:

                                                            SERVICE PROVIDERS
                      ----------------------------------------------------------------------------------------------
                                                    AIM GLOBAL               INVESCO
                        AIM NEW TECHNOLOGY    SCIENCE AND TECHNOLOGY    TELECOMMUNICATIONS      INVESCO TECHNOLOGY
SERVICE                        FUND                    FUND                    FUND             FUND (BUYING FUND)
-------               ----------------------  ----------------------  ----------------------  ----------------------
Investment            A I M Advisors, Inc.    A I M Advisors, Inc.    INVESCO Funds Group,    INVESCO Funds Group,
Advisor.............  11 Greenway Plaza,      11 Greenway Plaza,      Inc.*                   Inc.*
                      Suite 100               Suite 100               4350 South Monaco       4350 South Monaco
                      Houston, Texas          Houston, Texas          Street                  Street
                      77048-1173              77048-1173              Denver, Colorado 80237  Denver, Colorado 80237
Distributor.........  A I M Distributors,     A I M Distributors,     A I M Distributors,     A I M Distributors,
                      Inc. 11 Greenway        Inc. 11 Greenway        Inc.**                  Inc.**
                      Plaza, Suite 100        Plaza, Suite 100        11 Greenway Plaza,      11 Greenway Plaza
                      Houston, Texas          Houston, Texas          Suite 100               Suite 100
                      77048-1173              77048-1173              Houston, TX             Houston, TX
                                                                      77048-1173              77048-1173
Administrator.......  A I M Advisors, Inc.    A I M Advisors, Inc.    INVESCO Funds Group,    INVESCO Funds Group,
                      11 Greenway Plaza,      11 Greenway Plaza,      Inc.***                 Inc.***
                      Suite 100               Suite 100               4350 South Monaco       4350 South Monaco
                      Houston, Texas          Houston, Texas          Street Denver,          Street Denver,
                      77048-1173              77048-1173              Colorado 80237          Colorado 80237
Custodian...........  State Street Bank and   State Street Bank and   State Street Bank and   State Street Bank and
                      Trust Company           Trust Company           Trust Company           Trust Company
Transfer Agent
  and Dividend
  Disbursing          A I M Fund Services,    A I M Fund Services,    INVESCO Funds Group,    INVESCO Funds Group,
    Agent...........  Inc.                    Inc.                    Inc.****                Inc.****
Independent Auditors  PricewaterhouseCoopers  PricewaterhouseCoopers  PricewaterhouseCoopers  PricewaterhouseCoopers
                      LLP                     LLP                     LLP                     LLP

---------------

   * If Proposal 4 is approved by shareholders of your Fund and Proposal 1 is not, AIM will replace INVESCO as investment advisor for your Fund effective November 5, 2003. If the shareholders of Buying Fund approve a new investment advisory agreement with AIM, AIM will replace INVESCO as investment advisory for your Fund effective November 5, 2003.

  ** A I M Distributors, Inc. replaced INVESCO Distributors, Inc. as distributor of Buying Fund and INVESCO Fund effective July 1, 2003.

 *** If Proposal 4 is approved by shareholders of your Fund and Proposal 1 is not, AIM will replace INVESCO as administrator for your Fund effective November 5, 2003. If the shareholders of Buying Fund approve a new investment advisory agreement with AIM, AIM will replace INVESCO as administrator for Buying Fund effective November 5, 2003.

**** A I M Fund Services, Inc. will replace INVESCO as transfer agent and dividend disbursing agent for Buying Fund and INVESCO Fund on or about October 1, 2003.

COMPARISON OF PERFORMANCE

     A bar chart showing the annual total returns for calendar years ended December 31 for Class A shares of AIM Funds, Investor Class shares of INVESCO Fund and Investor Class shares of Buying Fund can be found as Exhibit B. Also included as part of Exhibit B is a table showing the average annual total returns for the periods indicated for AIM Funds, INVESCO Fund and Buying Fund, including sales charges. For more information regarding the total return of your Fund, see the "Financial Highlights" section of the relevant Selling Fund Prospectus, which has been made a part of this Proxy Statement/ Prospectus by reference. For more information regarding the total return of Buying Fund, see "Information About Buying Fund -- Financial Highlights." Past performance cannot guarantee comparable future results.

COMPARISON OF FEES AND EXPENSES

     A comparison of shareholder fees and annual operating expenses of each class of shares of each AIM Fund, INVESCO Fund and Buying Fund as of each Fund's fiscal year-end, expressed as a percentage of net assets ("Expense Ratio"), can be found at Exhibit C. Pro forma estimated Expense Ratios for each class of shares of Buying Fund after giving effect to the Reorganizations are also provided as of March 31, 2003 as part of Exhibit C.

COMPARISON OF MULTIPLE CLASS STRUCTURES

     A comparison of the share classes of your Fund that are available to investors and the corresponding share classes of Buying Fund that shareholders of your Fund will receive in the Reorganization of your Fund can be found as Exhibit A. In addition to the share classes of Buying Fund listed on Exhibit A, Institutional Class shares of Buying Fund are available to investors. This class is not involved in any Reorganization. For information regarding the features of the various share classes of each Fund and Buying Fund, see the applicable Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

COMPARISON OF SALES CHARGES

     No initial sales charges are applicable to shares of Buying Fund received by holders of your Fund's shares in connection with the Reorganization of your Fund. No redemption of your Fund's shares that could cause the imposition of a contingent deferred sales charge ("CDSC") will result in connection with the Reorganization of your Fund. The holding period for purposes of determining whether to charge a CDSC upon redemptions of shares of Buying Fund received by holders of your Fund's shares in connection with the Reorganization of your Fund will begin at the time your Fund's shares were originally purchased.

     The chart below provides a summary for comparison purposes of the initial sales charges and CDSCs applicable to each class of shares of your Fund and Buying Fund. The fee tables at Exhibit C include comparative information about maximum initial sales charges on purchases of Class A shares of your Fund and Buying Fund and the maximum CDSC on redemptions of certain classes of shares of your Fund and Buying Fund. For more detailed information on initial sales charges, including volume purchase breakpoints and waivers, and reductions of CDSCs over time, see the applicable Selling Fund Prospectus and the Buying Fund Prospectus.

           CLASS A                        CLASS B                         CLASS C
           -------                        -------                         -------
- subject to an initial sales  - not subject to an initial     - not subject to an initial
  charge*                        sales charge                    sales charge
- may be subject to a CDSC on  - subject to a CDSC on          - subject to a CDSC on
  redemptions made within 18     certain redemptions made        certain redemptions made
  months from the date of        within 6 years from the         within 12 months from the
  certain large purchases**      date of purchase                date of purchase***

           CLASS K                    INVESTOR CLASS
      (INVESCO FUND AND              (INVESCO FUND AND              INSTITUTIONAL CLASS
      BUYING FUND ONLY)              BUYING FUND ONLY)              (BUYING FUND ONLY)
      -----------------              -----------------              -------------------
- not subject to an initial    - not subject to an initial     - not subject to an initial
  sales charge                   sales charge                    sales charge
- may be subject to a CDSC on  - not subject to a CDSC         - not subject to a CDSC
  redemptions made within 12
  months from the date of
  certain purchases

---------------

  * Each Fund and Buying Fund waive initial sales charges on Class A shares for certain categories of investors, including certain of their affiliated entities and certain of their employees, officers and directors/trustees and those of their investment advisor.

 ** For qualified plans investing in Class A shares of Buying Fund, this period is 12 months rather than 18 months.

*** Prior to August 18, 2003, Class C shares of INVESCO Fund and Buying Fund are subject to a CDSC on certain redemptions made within 13 months from the date of purchase. This 13 month period changes to 12 months effective August 18, 2003.

     The CDSC on redemptions of shares of AIM Funds is computed based on the lower of their original purchase price or current market value. Prior to August 18, 2003, the CDSC on redemptions of shares of Buying Fund and INVESCO Fund is computed based on their original purchase price. This method of computation changes to conform to AIM Funds' method of computation effective August 18, 2003.

COMPARISON OF DISTRIBUTION, PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE
RIGHTS

     Shares of your Fund and Buying Fund are distributed by A I M Distributors, Inc. ("AIM Distributors"), a registered broker-dealer and wholly owned subsidiary of AIM. AIM Distributors replaced INVESCO Distributors, Inc. as distributor of Buying Fund and INVESCO Fund effective July 1, 2003.

     Your Fund and Buying Fund have adopted a distribution plan that allows the payment of distribution and service fees for the sale and distribution of the shares of each of their respective classes other than Institutional Class shares of Buying Fund. Both your Fund and Buying Fund have engaged AIM Distributors to provide such services either directly or through third parties. The fee tables at Exhibit C include comparative information about the distribution and service fees payable by each class of shares of your Fund and Buying Fund. Overall, each class of shares of Buying Fund has the same or lower aggregate distribution and service fees as the corresponding class of shares of your Fund.

     Although there are differences between the purchase, redemption and exchange procedures of AIM Funds and those of INVESCO Fund and Buying Fund as of the date of this Proxy Statement/Prospectus, it is currently anticipated that the purchase, redemption and exchange procedures of AIM Funds and/or INVESCO Fund and Buying Fund will be changed so that they are substantially the same prior to the consummation of the Reorganization. For information regarding the current purchase, redemption and exchange procedures of AIM Funds, INVESCO Fund and Buying Fund, see the applicable Selling Fund Prospectus and the Buying Fund Prospectus.

     As of the date of this Proxy Statement/Prospectus, shares of AIM Funds generally may be exchanged for shares of the same or a similar class of funds within The AIM Family of Funds(R) and shares of INVESCO Fund and Buying Fund generally may be exchanged for shares of the same or a similar class of funds within the INVESCO Family of Funds. It is currently anticipated that, prior to the consummation of the Reorganizations, shares of The AIM Family of Funds(R) and shares of the INVESCO Family of Funds generally will be able to be exchanged for shares of the same or a similar class of each other. If this exchangeability feature is not offered to shareholders prior to the consummation of the Reorganizations, the consummation of the Reorganizations will be delayed until such time as it is offered. See "Additional Information About the Agreements -- The Reorganizations." For more detailed information regarding the current exchange rights of your Fund and Buying Fund, see the applicable Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

THE BOARDS' RECOMMENDATION ON PROPOSAL 1

     Your Board, including the independent directors or trustees, as applicable, unanimously recommends that you vote "FOR" this Proposal.

                                  RISK FACTORS

RISKS ASSOCIATED WITH BUYING FUND

     The following is a discussion of the principal risks associated with Buying Fund.

SECTOR RISK

     As a sector fund, Buying Fund's portfolio is concentrated in a comparatively narrow segment of the economy. This means Buying Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, Buying Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in Buying Fund tends to go up and down more rapidly.

     Buying Fund invests in companies engaged in technology-related industries. These include, but are not limited to, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

     A core portion of Buying Fund's portfolio is invested in market-leading technology companies among various subsectors in the technology universe that Buying Fund believes will maintain or improve their market share regardless of overall economic conditions. These companies are leaders in their field and are believed to have a strategic advantage over many of their competitors. The remainder of Buying Fund's portfolio consists of faster-growing, more volatile technology companies that INVESCO believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

RISK OF GROWTH INVESTING

     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. Value investing seeks securities, particularly stocks, that are currently undervalued by the market -- companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value. Through our value process, we seek to provide reasonably consistent returns over a variety of market cycles. Value-oriented funds typically will underperform growth-oriented funds when investor sentiment favors the growth investing style.

MARKET RISK

     Equity stock prices vary and may fall, thus reducing the value of Buying Fund's investments. Certain stocks selected for Buying Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies have more volatility than those of mid-size companies or large companies.

FOREIGN SECURITIES RISKS

     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. Buying Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of Buying Fund's investment in a security valued in the foreign currency, or based on that currency value.

     Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

     Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     European Economic and Monetary Union. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal, and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. Other European countries may adopt the euro in the future.

     As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LIQUIDITY RISK

     Buying Fund's portfolio is liquid if Buying Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives in that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

     Options and futures are common types of derivatives that Buying Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. The use of options and futures may increase the performance of Buying Fund, but also may increase market risk. Other types of derivatives include swaps, caps, floors, and collars.

COUNTERPARTY RISK

     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with Buying Fund.

LACK OF TIMELY INFORMATION RISK

     Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK

     Buying Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect Buying Fund's performance because it results in higher brokerage commissions and may result in taxable gain distributions to Buying Fund's shareholders.

GENERAL RISKS

     Not Insured. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

     No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.

     Possible Loss of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and Buying Fund will not reimburse you for any of these losses.

     Volatility. The price of your mutual fund shares will increase or decrease with changes in the value of Buying Fund's underlying investments and changes in the equity markets as a whole.

     Not a Complete Investment Plan. An investment in any mutual fund does not constitute a complete investment plan. Buying Fund is designed to be only a part of your personal investment plan.

COMPARISON OF RISKS OF BUYING FUND AND YOUR FUND

     The risks associated with an investment in your Fund are similar to those described above for Buying Fund because of the similarities in their investment objectives and strategies. The chart below provides a discussion of certain risks that differ between each Fund, including your Fund, and Buying Fund. You can find more detailed descriptions of specific risks associated with your Fund in the applicable Selling Fund Prospectus.

                               AIM GLOBAL SCIENCE AND TECHNOLOGY              INVESCO
   AIM NEW TECHNOLOGY FUND                   FUND                     TELECOMMUNICATIONS FUND
   -----------------------     ---------------------------------      -----------------------
                                        PRINCIPAL RISKS
- Fund is subject to the same  - Fund is subject to the same       - Fund is subject to the same
  principal risks as Buying      principal risks as Buying Fund,     principal risks as Buying
  Fund, except for the           except for the following:           Fund.
  following:
- Fund will not concentrate    - Fund may concentrate up to 40%
  in a particular industry.      of its total assets in one
  Buying Fund may concentrate    particular country, which would
  in a particular industry       subject Fund to additional
  sector.                        risks unique to that country.

                               AIM GLOBAL SCIENCE AND TECHNOLOGY              INVESCO
   AIM NEW TECHNOLOGY FUND                   FUND                     TELECOMMUNICATIONS FUND
   -----------------------     ---------------------------------      -----------------------
                                        PRINCIPAL RISKS
- Buying Fund, as a sector     - Buying Fund, as a sector fund,
  fund, is concentrated in a     is concentrated in a
  comparatively narrow           comparatively narrow segment of
  segment of the economy.        the economy. This means Buying
  This means Buying Fund's       Fund's investment concentration
  investment concentration in    in a sector is higher than most
  a sector is higher than        mutual funds and the broad
  most mutual funds and the      securities markets.
  broad securities markets.      Consequently, Buying Fund tends
  Consequently, Buying Fund      to be more volatile than other
  tends to be more volatile      mutual funds, and the value of
  than other mutual funds,       its portfolio investments and
  and the value of its           consequently the value of an
  portfolio investments and      investment in Buying Fund tend
  consequently the value of      to go up and down more rapidly.
  an investment in Buying
  Fund tend to go up and down
  more rapidly.
- Fund has the ability to      - Fund has the ability to invest
  invest a significant           a significant portion of its
  portion of its assets in       assets in companies with small
  companies with small           capitalization, whereas Buying
  capitalization, whereas        Fund may invest in companies of
  Buying Fund may invest in      all sizes of capitalization.
  companies of all sizes of      The prices of securities of
  capitalization. The prices     smaller capitalization
  of securities of smaller       companies may go up and down
  capitalization companies       more than the prices of larger,
  may go up and down more        more established companies. In
  than the prices of larger,     addition, securities of smaller
  more established companies.    capitalization companies may
  In addition, securities of     not be traded as often as
  smaller capitalization         securities of larger
  companies may not be traded    capitalization companies, and
  as often as securities of      it may be more difficult to
  larger capitalization          sell securities of smaller
  companies, and it may be       capitalization companies at a
  more difficult to sell         desired price.
  securities of smaller
  capitalization companies at
  a desired price.
- Fund may invest to a         - Fund has a greater ability to
  greater extent in debt         invest in foreign securities
  securities and synthetic       compared to Buying Fund, which
  securities. Debt securities    can only invest up to 25% of
  are particularly vulnerable    its total assets in foreign
  to credit risk and interest    securities. Because Fund has no
  rate fluctuations. Interest    such restrictions, it may be
  rate increases can cause       subject to greater foreign
  the price of a debt            securities exposure than Buying
  security to decrease.          Fund.

                               AIM GLOBAL SCIENCE AND TECHNOLOGY              INVESCO
   AIM NEW TECHNOLOGY FUND                   FUND                     TELECOMMUNICATIONS FUND
   -----------------------     ---------------------------------      -----------------------
                                        PRINCIPAL RISKS
- Fund may participate in the  - Fund may invest to a greater
  IPO market in some market      extent in debt securities and
  cycles, while Buying Fund      synthetic securities. Debt
  generally will not purchase    securities are particularly
  IPOs as part of its            vulnerable to credit risk and
  principal investment           interest rate fluctuations.
  strategy and therefore is      Interest rate increases can
  generally not subject to       cause the price of a debt
  the risks of IPOs.             security to decrease.
                               - Fund may participate in the IPO
                                 market in some market cycles,
                                 while Buying Fund generally
                                 will not purchase IPOs as part
                                 of its principal investment
                                 strategy and therefore is
                                 generally not subject to the
                                 risks of IPOs.

                         INFORMATION ABOUT BUYING FUND

DESCRIPTION OF BUYING FUND SHARES

     Shares of Buying Fund are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of Company in certain circumstances. Each share of Buying Fund represents an equal proportionate interest in Buying Fund with each other share and is entitled to such dividends and distributions out of the income belonging to Buying Fund as are declared by the Board of Directors. Each share of Buying Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of Buying Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. When issued, shares of Buying Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     A discussion of the performance of Buying Fund taken from its annual report to shareholders for the fiscal year ended March 31, 2003 is set forth in Appendix III to this Proxy Statement/Prospectus.

FINANCIAL HIGHLIGHTS

     For more information about Buying Fund's financial performance, see the "Financial Highlights" section of the Buying Fund Prospectus, which is attached to this Proxy Statement/Prospectus as Appendix II.

PENDING SHAREHOLDER PROPOSALS FOR BUYING FUND

     As previously discussed, the Board of Directors of Company is soliciting the shareholders of Buying Fund to vote on a new investment advisory agreement between AIM and Buying Fund, a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc., an affiliate of INVESCO, for Buying Fund, and an agreement and plan of reorganization to redomesticate Company as a Delaware statutory trust.

                  ADDITIONAL INFORMATION ABOUT THE AGREEMENTS

TERMS OF THE REORGANIZATIONS

     The terms and conditions under which the Reorganizations may be consummated are set forth in the Agreement. Significant provisions of the Agreements are summarized below; however, this summary is qualified in its entirety by reference to the Agreements, copies of which are attached as Appendix I to this Proxy Statement/Prospectus.

THE REORGANIZATIONS

     Consummation of each Reorganization (each, a "Closing") is expected to occur on October 27, 2003, at 8:00 a.m., Eastern Time (the "Effective Time") on the basis of values calculated as of the close of regular trading on the New York Stock Exchange on October 24, 2003 (the "Valuation Date"). At the Effective Time, all of the assets of your Fund will be delivered to Company's custodian for the account of Buying Fund in exchange for the assumption by Buying Fund of the liabilities of your Fund and delivery by Company directly to the holders of record as of the Effective Time of the issued and outstanding shares of each class of your Fund of a number of shares of each corresponding class of Buying Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the assets of your Fund so transferred, assigned and delivered, all determined and adjusted as provided in the Agreement for your Fund. Upon delivery of such assets, Buying Fund will receive good and marketable title to such assets free and clear of all liens.

     In order to ensure continued qualification of your Fund for treatment as a "regulated investment company" for tax purposes and to eliminate any tax liability of your Fund arising by reason of undistributed investment company taxable income or net capital gain, AIM Trusts and Company, as applicable, will declare on or prior to the Valuation Date to the shareholders of your Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (a) all of your Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended October 31, 2002 (for AIM Global Science and Technology Fund), December 31, 2002 (for AIM New Technology Fund) and March 31, 2003 (for INVESCO Telecommunications Fund), and for the short taxable year beginning on November 1, 2002 (for AIM Global Science and Technology Fund), January 1, 2003 (for AIM New Technology Fund) and April 1, 2003 (for INVESCO Telecommunications Fund), and ending on the Closing and (b) all of your Fund's net capital gain recognized in its taxable year ended October 31, 2002 (for AIM Global Science and Technology Fund), December 31, 2002 (for AIM New Technology
Fund) and March 31, 2003 (for INVESCO Telecommunications Fund), and in such short taxable year (after reduction for any capital loss carryover).

     Buying Fund will proceed with the Reorganization of your Fund if the shareholders of your Fund approve the Agreement for your Fund. The consummation of each Reorganization is not conditioned upon the consummation of any other Reorganization.

     It is anticipated that, prior to the Closing, shares of The AIM Family of Funds(R) and shares of the INVESCO Family of Funds generally will be able to be exchanged for shares of the same or a similar class of each other. If this exchangeability feature is not offered to shareholders prior to the Closing, the Closing will be postponed until a mutually acceptable date not later than December 31, 2003 (the "Termination Date").

     Following receipt of the requisite shareholder vote and as soon as reasonably practicable after the Closing, Company will redeem the outstanding shares of INVESCO Fund from INVESCO Fund shareholders in accordance with its Charter and the Maryland General Corporation Law.

BOARD CONSIDERATIONS

     AMVESCAP initially proposed that the Board of Trustees of each AIM Trust consider the Reorganization of the applicable AIM Fund at an in-person meeting of each Board of Trustees held on May 13-14, 2003, at which preliminary discussions of such Reorganization took place. The Board of Trustees of each AIM Trust determined that the Reorganization of the applicable AIM Fund is in the best interests of such AIM Fund and will not dilute the interests of such AIM Fund's shareholders, and approved the applicable Agreement and related Reorganization, at an in-person meeting of the Board of Trustees of each AIM Trust held on June 10-11, 2003.

     AMVESCAP initially proposed that the Board of Directors consider the Reorganization of INVESCO Fund at a telephone meeting of the Board of Directors held on May 5, 2003. Preliminary discussions of the Reorganization of INVESCO Fund took place at the May 5, 2003 telephone meeting and at an in-person meeting of the Board of Directors held on May 13-15, 2003. A special task force of the Board of Directors met to consider the Reorganization of INVESCO Fund on June 3, 2003.

     The Board of Trustees of each AIM Trust determined that the Reorganization of the applicable AIM Fund is in the best interests of such AIM Fund and will not dilute the interests of shareholders of such AIM Fund, and approved the applicable Agreement and related Reorganization, at an in-person meeting of each Board of Trustees held on June 10-11, 2003. The Board of Directors determined that the Reorganization of INVESCO Fund is advisable and in the best interests of INVESCO Fund and will not dilute the interests of shareholders of INVESCO Fund, and approved the Agreement and the

Reorganization of INVESCO Fund, at an in-person meeting of the Board of Directors held on June 9, 2003.

     Over the course of the Board meetings, your Board received from AIM and INVESCO written materials that contained information concerning your Fund and Buying Fund, including comparative total return and fee and expense information, a comparison of investment objectives and strategies of your Fund and Buying Fund and pro forma expense ratios for Buying Fund. AIM and INVESCO also provided your Board with written materials concerning the structure of the proposed Reorganization of your Fund and the Federal tax consequences of the Reorganization of your Fund.

     In evaluating the Reorganization of your Fund, your Board considered a number of factors, including:

     - The investment objective and principal investment strategies of your Fund and Buying Fund.

     - The comparative expenses of your Fund and Buying Fund and the pro forma expenses of Buying Fund after giving effect to the Reorganization of your Fund.

     - The comparative performance of your Fund and Buying Fund.

     - The comparative sizes of your Fund and Buying Fund.

     - The consequences of the Reorganization of your Fund for Federal income tax purposes, including the treatment of capital loss carryforwards, if any, available to offset future capital gains of your Fund and Buying Fund.

     - Any fees and expenses that will be borne directly or indirectly by your Fund or Buying Fund in connection with the Reorganization of your Fund.

     Your Board noted that AMVESCAP, on behalf of either AIM or INVESCO, will bear all of the costs and expenses incurred in connection with the Reorganizations.

     Your Board also noted that no sales charges or other charges would be imposed on any of the shares of Buying Fund issued to the shareholders of your Fund in connection with the Reorganization of your Fund.

     Based on the foregoing and the information presented at the Board meetings discussed above, the Board of Trustees of each AIM Trust determined that the Reorganization of the applicable AIM Fund is in the best interests of such AIM Fund and will not dilute the interests of shareholders of such AIM Fund. The Board of Directors likewise determined that the Reorganization of INVESCO Fund is in the best interests of INVESCO Fund and will not dilute the interests of shareholders of INVESCO Fund. Therefore, the Board of Trustees of each AIM Trust recommends the approval of the Agreement for the applicable AIM Fund by the shareholders such AIM Fund, and the Board of Directors recommends approval of the Agreement for INVESCO Fund by the shareholders of INVESCO Fund, at the Special Meetings.

     AMVESCAP initially proposed that the Board of Directors consider the Reorganizations, on behalf of Buyer, at a telephone meeting of the Board of Directors held on May 5, 2003. Preliminary discussion of the Reorganizations took place at the May 5, 2003 telephone meeting and at an in-person meeting of the Board of Directors held on May 13-15, 2003. The Board of Directors determined that each Reorganizations is in the best interests of Buying Fund and will not dilute the interests of Buying Fund shareholders, and approved the Agreements and the Reorganizations, at an in-person meeting of the Board of Directors held on June 9, 2003.

OTHER TERMS

     If any amendment is made to an Agreement which would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval. However, the Agreements may be amended without shareholder approval by mutual agreement of the parties.

     AIM Trusts and Company have made representations and warranties in the Agreements on behalf of each of their respective Funds that are customary in matters such as the Reorganizations. The obligations of AIM Trusts and Company, as applicable, pursuant to the Agreement for your Fund are subject to various conditions, including the following mutual conditions:

     - the assets of your Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by your Fund immediately prior to the Reorganization;

     - Company's Registration Statement on Form N-14 under the Securities Act of 1933 (the "1933 Act") shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

     - the shareholders of your Fund shall have approved the Agreement for your Fund; and

     - AIM Trusts and Company shall have received an opinion from Kirkpatrick & Lockhart LLP that the consummation of the transactions contemplated by the Agreement for your Fund will not result in the recognition of gain or loss for Federal income tax purposes for your Fund, Buying Fund or their shareholders.

     The Board of Directors and each Board of Trustees may waive without shareholder approval any default by an AIM Trust or Company or any failure by an AIM Trust or Company to satisfy any of the above conditions as long as such a waiver is mutual and will not have a material adverse effect on the benefits intended under the applicable Agreement for the shareholders of the applicable Fund. Each Agreement may be terminated and the related Reorganization may be abandoned at any time by mutual agreement of the parties, or by either party if the shareholders of the applicable Fund do not approve the Agreement or if the Closing does not occur on or before the Termination Date.

FEDERAL INCOME TAX CONSEQUENCES

     The following is a general summary of the material Federal income tax consequences of the Reorganization of your Fund and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing U.S. Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service ("IRS") and published judicial decisions, all of which are subject to change. The principal Federal income tax consequences that are expected to result from Reorganization of your Fund, under currently applicable law, are as follows:

     - the Reorganization of your Fund will qualify as a "reorganization" within the meaning of Section 368(a) of the Code;

     - no gain or loss will be recognized by any your Fund upon the transfer of its assets to Buying Fund solely in exchange for shares of Buying Fund and Buying Fund's assumption of the liabilities of your Fund or on the distribution of those shares to your Fund's shareholders; notwithstanding the foregoing, no conclusion is expressed as to the effect of the Reorganization of your Fund on your Fund or any of your Fund's shareholders with respect to any asset as to which any unrealized gain or loss is required to be recognized for Federal income tax purposes at the end of a taxable year (or on the termination or transfer of a taxpayer's rights (or obligations) with respect to such asset) under a mark-to-market system of accounting;

     - no gain or loss will be recognized by Buying Fund on its receipt of assets of your Fund in exchange for shares of Buying Fund issued directly to Fund's shareholders;

     - no gain or loss will be recognized by any shareholder of your Fund upon the exchange of shares of your Fund for shares of Buying Fund;

     - the tax basis of the shares of Buying Fund to be received by a shareholder of any your Fund will be the same as the shareholder's tax basis of the shares of any your Fund surrendered in exchange therefor;

     - the holding period of the shares of Buying Fund to be received by a shareholder of your Fund will include the period for which such shareholder held the shares of your Fund exchanged therefor, provided that such shares of your Fund are capital assets in the hands of such shareholder as of the Closing; and

     - the tax year of your Fund will end on the date of the Closing, and Buying Fund will thereafter succeed to and take into account any capital loss carryover and certain other tax attributes of your Fund, subject to all relevant conditions and limitations on the use of such tax benefits.

     None of AIM Trusts or Company has requested or will request an advance ruling from the IRS as to the Federal tax consequences of the Reorganizations. As a condition to Closing, Kirkpatrick & Lockhart LLP will render a favorable opinion to AIM Trusts and Company as to the foregoing Federal income tax consequences of the Reorganizations, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of AIM Trusts and Company upon which Kirkpatrick & Lockhart LLP will rely in rendering its opinion. The conclusions reached in that opinion could be jeopardized if the representations of AIM Trusts or Company are incorrect in any material respect.

     THE FOREGOING DESCRIPTION OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION OF YOUR FUND IS MADE WITHOUT REGARD TO THE PARTICULAR FACTS AND CIRCUMSTANCES OF ANY SHAREHOLDER OF YOUR FUND. YOUR FUND'S SHAREHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE SPECIFIC CONSEQUENCES TO THEM OF THE REORGANIZATION OF YOUR FUND, INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS.

ACCOUNTING TREATMENT

     The Reorganizations will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to Buying Fund of the assets of your Fund will be the same as the book cost basis of such assets to your Fund.

                             RIGHTS OF SHAREHOLDERS

     The following section outlines the rights of shareholders of each Fund and Buying Fund. Because INVESCO Fund and Buying Fund are each an investment portfolio of Company, the shareholders of INVESCO Fund and Buying Fund have identical rights.

GENERAL

     Company is a Maryland corporation. AIM Trusts are Delaware statutory trusts. There is much that is similar between Maryland corporations and Delaware statutory trusts. For example, the responsibilities, powers and fiduciary duties of the directors of Company are substantially similar to those of the trustees of AIM Trusts.

     There are, however, certain differences between the two forms of organization. The operations of Company, as a Maryland corporation, are governed by its Articles of Incorporation, and any restatements, amendments and supplements thereto (the "Articles of Incorporation"), and applicable Maryland law. The operations of each AIM Trust, as a Delaware statutory trust, are governed by its Amended and Restated Agreement and Declaration of Trust, as amended (each, a "Declaration of Trust"), and applicable Delaware law.

     As discussed above under "Summary -- The Reorganizations," if approved by Company's shareholders, Company will be redomesticated as a Delaware statutory trust prior to the consummation of the

Reorganization of Company. If such redomestication occurs, the discussion below of the rights of shareholders of a Maryland corporation will be inapplicable to Company.

LIABILITY OF SHAREHOLDERS

     Shareholders of a Maryland corporation generally do not have personal liability for the corporation's obligations, except that a shareholder may be liable to the extent that he or she receives any distribution which exceeds the amount which he or she could properly receive under Maryland law or where such liability is necessary to prevent fraud.

     The Delaware Statutory Trust Act provides that shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is, however, a remote possibility that, under certain circumstances, shareholders of a Delaware statutory trust might be held personally liable for the trust's obligations to the extent the courts of another state that does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Declarations of Trust provide that shareholders of the AIM Trusts shall not be subject to any personal liability for acts or obligations of the AIM Trusts and that every written agreement, obligation or other undertaking made or issued by the AIM Trusts shall contain a provision to the effect that shareholders are not personally liable thereunder. In addition, the Declarations of Trust provide for indemnification out of each AIM Trust's property for any shareholder held personally liable solely by reason of his or her being or having been a shareholder. Therefore, the risk of any shareholder incurring financial loss beyond his or her investment due to shareholder liability is limited to circumstances in which an AIM Trust itself is unable to meet its obligations and the express disclaimer of shareholder liabilities is determined not to be effective. Given the nature of the assets and operations of an AIM Trust, the possibility of an AIM Trust being unable to meet its obligations is considered remote, and even if a claim were brought against an AIM Trust and a court determined that shareholders were personally liable, it would likely not impose a material obligation on a shareholder.

ELECTION OF DIRECTORS/TRUSTEES; TERMS

     The shareholders of Company have elected a majority of the directors of Company. Each director serves until a successor is elected, subject to his or her earlier death, resignation or removal in the manner provided by law (see below). In the case of a vacancy on the Board of Directors (other than a vacancy created by removal by the shareholders), a majority of the directors may appoint a successor to fill such vacancy. The right of the Board of Directors to appoint directors to fill vacancies without shareholder approval is subject to the provisions of the 1940 Act.

     The shareholders of each AIM Trust have elected a majority of the trustees of such AIM Trust. Such trustees serve for the life of the AIM Trust, subject to their earlier death, incapacitation, resignation, retirement or removal (see below). In the case of any vacancy on the Boards of Trustees, a majority of the trustees may appoint a successor to fill such vacancy. The right of the Boards of Trustees to appoint trustees to fill vacancies without shareholder approval is subject to the provisions of the 1940 Act.

REMOVAL OF DIRECTORS/TRUSTEES

     A director of Company may be removed by the holders of a majority of the outstanding shares of Company.

     A trustee of an AIM Trust may be removed at any time by a written instrument signed by at least two-thirds of the trustees or by vote of two-thirds of the outstanding shares the AIM Trust.

MEETINGS OF SHAREHOLDERS

     Company is not required to hold annual meetings of shareholders and does not intend to do so unless required by the 1940 Act. The bylaws of Company provide that a special meeting of shareholders may be called by the president or, in his or her absence, the vice-president or by a majority of the Board of

Directors or holders of shares entitled to cast at least 10% of the votes entitled to be cast at the special meeting. Requests for special meetings must, among other things, state the purpose of such meeting and the matters to be voted upon. No special meeting need be called to consider any matter previously voted upon at a special meeting called by the shareholders during the preceding twelve months, unless requested by a majority of all shares entitled to vote at such meeting.

     AIM Trusts are not required to hold annual meetings of shareholders unless required by the 1940 Act and do not intend to do so. The bylaws of each AIM Trust provide that any trustee may call a special meeting of shareholders and the trustees shall call a special meeting of the shareholders solely for the purpose of removing one or more trustees upon written request of the holders of not less than 10% of the outstanding shares of such AIM Trust. Special meetings may be called for the purpose of electing trustees or for any other action requiring shareholder approval, or for any matter deemed by the trustees to be necessary or desirable.

LIABILITY OF DIRECTORS/TRUSTEES AND OFFICERS; INDEMNIFICATION

     Maryland law permits a corporation to eliminate liability of its directors and officers to the corporation or its stockholders, except for liability arising from receipt of an improper benefit or profit and from active and deliberate dishonesty. The Articles of Incorporation eliminate director and officer liability to the fullest extent permitted under Maryland law. Under Maryland law, indemnification of a corporation's directors and officers is mandatory if a director or officer has been successful on the merits or otherwise in the defense of certain proceedings. Maryland law permits indemnification for other matters unless it is established that the act or omission giving rise to the proceeding was committed in bad faith, a result of active and deliberate dishonesty, or one in which a director or officer actually received an improper benefit.

     Delaware law provides that trustees of a statutory trust shall not be liable to the statutory trust or its shareholders for acting in good faith reliance on the provisions of its governing instrument and that the trustee's liabilities may be expanded or restricted by such instrument. Under the Declarations of Trust, the trustees and officers of AIM Trusts are not liable for any act or omission or any conduct whatsoever in their capacity as trustees, except for liability to the trust or shareholders due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee. Delaware law allows a statutory trust to indemnify and hold harmless any trustee or other person against any and all claims and demands. The Declarations of Trust provide for the indemnification of its trustees and officers to the extent that such trustees and officers act in good faith and reasonably believe that their conduct is in the best interests of AIM Trusts, except with respect to any matter in which it has been determined that such trustee acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

DISSOLUTION AND TERMINATION

     Maryland law provides that Company may be dissolved by the vote of a majority of the Board of Directors and two-thirds of the shares entitled to vote on the dissolution; however the Articles of Incorporation reduce the required shareholder vote from two-thirds to a majority of the shares entitled to vote on the dissolution.

     Pursuant to the Declarations of Trust, each AIM Trust or any series or class of shares of beneficial interest in such AIM Trust may be terminated by:
(1) a majority shareholder vote of such AIM Trust or the affected series or class, respectively; or (2) if there are fewer than 100 shareholders of record of such AIM Trust or of such terminating series or class, the trustees pursuant to written notice to the shareholders of such AIM Trust or the affected series or class.

VOTING RIGHTS OF SHAREHOLDERS

     Shareholders of a Maryland corporation such as Company are entitled to vote on, among other things, those matters which effect fundamental changes in the corporate structure (such as a merger, consolidation or sale of substantially all of the assets of the corporation) as provided by Maryland law.

     The Declarations of Trust grant shareholders power to vote only with respect to the following: (i) election of trustees, provided that a meeting of shareholders has been called for that purpose; (ii) removal of trustees, provided that a meeting of shareholders has been called for that purpose; (iii) termination of AIM Trusts or a series or class of its shares of beneficial interest, provided that a meeting of shareholders has been called for that purpose; (iv) sale of all or substantially all of the assets of AIM Trusts or one of its investment portfolios; (v) merger or consolidation of AIM Trusts or any of its investment portfolios, with certain exceptions; (vi) approval of any amendments to shareholders' voting rights under the Declaration of Trust, and
(vii) approval of such additional matters as may be required by law or as the trustees, in their sole discretion, shall determine.

DISSENTERS' RIGHTS

     Under Maryland law, shareholders may not demand the fair value of their shares from the successor company in a transaction involving the transfer of the corporation's assets and are, therefore, bound by the terms of the transaction if the stock is that of an open-end investment company registered with the SEC under the 1940 Act and the value placed on the stock in the transaction is its net asset value.

     Neither Delaware law nor the Declarations of Trust confers upon shareholders rights of appraisal or dissenters' rights.

AMENDMENTS TO ORGANIZATION DOCUMENTS

     Consistent with Maryland law, Company reserves the right to amend, alter, change or repeal any provision contained in the Articles of Incorporation in the manner prescribed by statute, including any amendment that alters the contract rights, as expressly set forth in the Articles of Incorporation, of any outstanding stock, and all rights conferred on shareholders are granted subject to this reservation. The Board of Directors may approve amendments to the Articles of Incorporation to classify or reclassify unissued shares of a class of stock without shareholder approval. Other amendments to the Articles of Incorporation may be adopted if approved by the affirmative vote of a majority of all the votes entitled to be cast on the matter. The directors shall have the power to alter, amend or repeal the bylaws of Company or adopt new bylaws at any time.

     Consistent with Delaware law, the Boards of Trustees may, without shareholder approval, amend the Declarations of Trust at any time, except to eliminate any voting rights pertaining to the shares of an AIM Trust, without approval of the majority of the shares of such AIM Trust. The trustees shall have the power to alter, amend or repeal the bylaws of each AIM Trust or adopt new bylaws at any time.

                                 CAPITALIZATION

     The following table sets forth, as of March 31, 2003, (i) the capitalization of each class of shares of each Fund, (ii) the capitalization of each class of shares of Buying Fund, and (iii) the pro forma capitalization of each class of shares of Buying Fund as adjusted to give effect to the transactions contemplated by the Agreements.

                                                                                                                  PRO FORMA
                                     AIM GLOBAL                              INVESCO             INVESCO           INVESCO
                                    SCIENCE AND             AIM         TELECOMMUNICATIONS   TECHNOLOGY FUND   TECHNOLOGY FUND
                                  TECHNOLOGY FUND     TECHNOLOGY FUND          FUND           (BUYING FUND)     (BUYING FUND)
                                   CLASS A SHARES     CLASS A SHARES      CLASS A SHARES     CLASS A SHARES    CLASS A SHARES
                                 ------------------   ---------------   ------------------   ---------------   ---------------
Net Assets.....................     $259,794,537        $17,832,997          $325,550          $4,459,686       $282,412,770
Shares Outstanding.............       56,238,269          8,614,884            41,098             262,641         16,631,767
Net Asset Value Per Share......     $       4.62        $      2.07          $   7.92          $    16.98       $      16.98

                                                                                                                  PRO FORMA
                                     AIM GLOBAL                              INVESCO             INVESCO           INVESCO
                                    SCIENCE AND             AIM         TELECOMMUNICATIONS   TECHNOLOGY FUND   TECHNOLOGY FUND
                                  TECHNOLOGY FUND     TECHNOLOGY FUND          FUND           (BUYING FUND)     (BUYING FUND)
                                   CLASS B SHARES     CLASS B SHARES      CLASS B SHARES     CLASS B SHARES    CLASS B SHARES
                                 ------------------   ---------------   ------------------   ---------------   ---------------
Net Assets.....................     $86,450,772         $10,902,887          $15,865            $531,767         $97,901,291
Shares Outstanding.............      20,078,388           5,356,039            2,011              31,586           5,815,206
Net Asset Value Per Share......     $      4.31         $      2.04          $  7.89            $  16.84         $     16.84

                                                                                                                  PRO FORMA
                                     AIM GLOBAL                              INVESCO             INVESCO           INVESCO
                                    SCIENCE AND             AIM         TELECOMMUNICATIONS   TECHNOLOGY FUND   TECHNOLOGY FUND
                                  TECHNOLOGY FUND     TECHNOLOGY FUND          FUND           (BUYING FUND)     (BUYING FUND)
                                   CLASS C SHARES     CLASS C SHARES      CLASS C SHARES     CLASS C SHARES    CLASS C SHARES
                                 ------------------   ---------------   ------------------   ---------------   ---------------
Net Assets.....................     $15,139,655         $5,574,716          $2,188,211         $5,758,958        $28,661,540
Shares Outstanding.............       3,516,236          2,736,421             283,394            351,409          1,748,898
Net Asset Value Per Share......     $      4.31         $     2.04          $     7.72         $    16.39        $     16.39

                                                                                                                 PRO FORMA
                                                                            INVESCO             INVESCO           INVESCO
                                                                       TELECOMMUNICATIONS   TECHNOLOGY FUND   TECHNOLOGY FUND
                                                                              FUND           (BUYING FUND)     (BUYING FUND)
                                                                            INVESTOR           INVESTOR          INVESTOR
                                                                          CLASS SHARES       CLASS SHARES      CLASS SHARES
                                                                       ------------------   ---------------   ---------------
Net Assets..........................................................      $274,946,793       $853,529,554     $1,128,476,347
Shares Outstanding..................................................        34,558,571         50,510,923         66,782,057
Net Asset Value Per Share...........................................      $       7.96       $      16.90     $        16.90

                                                                                                                  PRO FORMA
                                                                             INVESCO             INVESCO           INVESCO
                                                                        TELECOMMUNICATIONS   TECHNOLOGY FUND   TECHNOLOGY FUND
                                                                               FUND           (BUYING FUND)     (BUYING FUND)
                                                                          CLASS K SHARES     CLASS K SHARES    CLASS K SHARES
                                                                        ------------------   ---------------   ---------------
Net Assets...........................................................        $666,209          $22,155,733       $22,821,942
Shares Outstanding...................................................          84,345            1,320,710         1,360,423
Net Asset Value Per Share............................................        $   7.90          $     16.78       $     16.78

                                                                                                                  PRO FORMA
                                                                                                 INVESCO           INVESCO
                                                                                             TECHNOLOGY FUND   TECHNOLOGY FUND
                                                                                              (BUYING FUND)     (BUYING FUND)
                                                                                              INSTITUTIONAL     INSTITUTIONAL
                                                                                              CLASS SHARES      CLASS SHARES
                                                                                             ---------------   ---------------
Net Assets................................................................................    $707,040,240      $707,040,240
Shares Outstanding........................................................................      40,770,656        40,770,656
Net Asset Value Per Share.................................................................    $      17.34      $      17.34

                          INTERESTS OF CERTAIN PERSONS

     If the Reorganizations of both AIM Funds are consummated, INVESCO, as the investment advisor of Buying Fund, will gain approximately $395.7 million in additional assets under management (based on AIM Funds' net assets as of March 31, 2003), upon which INVESCO will receive advisory fees. Exhibit C sets forth INVESCO's advisory fees applicable to Buying Fund.

                                 LEGAL MATTERS

     Certain legal matters concerning the tax consequences of the Reorganizations will be passed upon by Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, NW, Washington, DC 20036-1221.

             ADDITIONAL INFORMATION ABOUT BUYING FUND AND YOUR FUND

     For more information with respect to each AIM fund concerning the following topics, please refer to the following sections of the applicable Selling Fund Prospectus, which has been made a part of this Proxy Statement/Prospectus by reference: (i) see "Performance Information" for more information about the performance of each AIM Fund; (ii) see "Fund Management" for more information about the management of each AIM Fund; (iii) see "Other Information" for more information about each AIM Fund's policy with respect to dividends and distributions; and (iv) see "Other Information" and "Shareholder Information" for more information about sales charges, including contingent deferred sales charges, applicable to shares of each AIM Fund, the pricing, purchase, redemption and repurchase of shares of each AIM Fund, tax consequences to shareholders of various transactions in shares of each AIM Fund, distribution arrangements and the multiple class structure of each AIM Fund.

     For more information with respect to INVESCO Fund and Buying Fund concerning the following topics, please refer to the following sections of the INVESCO Fund Prospectus, which has been made a part of this Proxy Statement/Prospectus by reference, or the Buying Fund Prospectus, which has been made a part of this Proxy Statement/Prospectus by reference and which is attached to this Proxy Statement/Prospectus as Appendix II, as applicable: (i) see "Fund Performance" for more information about the performance of INVESCO Fund or Buying Fund; (ii) see "Fund Management" and "Portfolio Managers" for more information about the management of INVESCO Fund or Buying Fund; (iii) see "Share Price" for more information about the pricing of shares of INVESCO Fund or Buying Fund; (iv) see "Taxes" for more information about tax consequences to shareholders of various transactions in shares of INVESCO Fund or Buying Fund;
(v) see "Dividends And Capital Gain Distributions" for more information about INVESCO Fund's or Buying Fund's policy with respect to dividends and distributions; and (vi) see "How To Buy Shares", "How To Sell Shares" and "Your Account Services" for more information about sales charges, including contingent deferred sales charges, applicable to shares of INVESCO Fund or Buying Fund, the purchase, redemption and repurchase of shares of INVESCO Fund or Buying Fund, distribution arrangements and the multiple class structure of INVESCO Fund or Buying Fund.

         INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

     This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual reports which AIM Trusts and Company have filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number of AIM Funds Group's registration statement containing the Prospectus for AIM New Technology Fund and related Statement of Additional Information is Registration No. 811-01540. The SEC file number of AIM Investment Funds' registration statement containing the Prospectus for AIM Global Science and Technology Fund and the related Statement of Additional Information is Registration Statement No. 811-05426. Such Selling Fund Prospectus is incorporated herein by reference. The SEC file number for Company's registration statement containing the Buying Fund Prospectus is Registration No. 811-03826. Such Buying Fund Prospectus is incorporated herein by reference.

     AIM Trusts and Company are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy material, registration statements and other information filed by AIM Trusts and Company (including the Registration Statement of Company relating to Buying Fund on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1014, Judiciary Plaza, 450 Fifth Street, NW, Washington, DC 20549, and at the following regional office of the SEC: 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding AIM Trusts and Company and other registrants that file electronically with the SEC.

                                 PROPOSAL 2 --
                              ELECTION OF TRUSTEES

WHICH FUNDS' SHAREHOLDERS WILL VOTE ON PROPOSAL 2?

     Proposal 2 applies to the shareholders of each AIM Fund.

BACKGROUND

     In considering the integration initiative proposed by AMVESCAP, the independent directors of the INVESCO Family of Funds and the independent directors/trustees of the AIM Family of Funds determined that the shareholders of all the AIM Family of Funds and the INVESCO Family of Funds would benefit if a unified board of directors/trustees was responsible for overseeing the operation of both the AIM Family of Funds and the INVESCO Family of Funds and the services provided by AIM, INVESCO and their affiliates. Accordingly, the Boards of Directors/Trustees of the AIM Family of Funds and the Boards of Directors of the INVESCO Family of Funds agreed to combine the separate boards and create a unified board of directors/trustees.

     You are being asked to approve Proposal 2 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from having a combined board of trustees.

STRUCTURE OF THE BOARDS OF TRUSTEES

     Each Board of Trustees currently consists of 12 persons. Ten of the current trustees are "independent," meaning they are not "interested persons" of Trust within the meaning of the 1940 Act. Two of the current trustees are "interested persons" because of their business and financial relationships with Trust and AIM, its investment advisor, and/or AIM's parent, AMVESCAP.

NOMINEES FOR TRUSTEES

     Each of the AIM Trusts' Committee on Directors/Trustees (which consists solely of independent trustees) has approved the nomination of each of the 12 current trustees, as set forth below, to serve as trustee until his or her successor is elected and qualified. In addition, each Committee on Directors/ Trustees has approved the nomination of four new nominees, as set forth below, to serve as trustee until his or her successor is elected and qualified. These four new nominees were nominated as a result of the proposed combination of the Boards of Directors/Trustees of the AIM Family of Funds and the Boards of Directors of the INVESCO Family of Funds.

     Each nominee who is a current trustee serves as a director or trustee of the 17 registered investment companies comprising the AIM Family of Funds. Each nominee who is a current trustee oversees

86 portfolios which comprise the AIM Family of Funds. The business address of each nominee who is a current trustee is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

     Each new nominee serves as a director of the ten registered investment companies comprising the INVESCO Family of Funds. Each new nominee currently oversees 46 portfolios which comprise the INVESCO Family of Funds. The business address of each new nominee is 4350 South Monaco Street, Denver, Colorado 80237.

     If elected, each nominee would oversee a total of 27 registered investment companies currently comprising 132 portfolios.

  NOMINEES WHO CURRENTLY ARE INDEPENDENT TRUSTEES

                                 TRUSTEE      PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH            SINCE         DURING PAST 5 YEARS           OTHER DIRECTORSHIP(S) HELD
----------------------           -------      -----------------------         --------------------------
Frank S. Bayley -- 1939........  2001(1)   Of Counsel, law firm of Baker    Badgley Funds, Inc.
                                 1987(2)   & McKenzie                       (registered investment
                                                                            company)
Bruce L. Crockett -- 1944......  1987(1)   Chairman, Crockett Technology    ACE Limited (insurance
                                 2001(2)   Associates (technology           company); Captaris, Inc.
                                           consulting company) and          (unified messaging provider)
                                           Captaris, Inc. (unified
                                           messaging provider)
Albert R. Dowden -- 1941.......  2000(1)   Director of a number of public   Cortland Trust, Inc.
                                 2001(2)   and private business             (Chairman) (registered
                                           corporations, including the      investment company); Annuity
                                           Boss Group, Ltd. (private        and Life Re (Holdings), Ltd.
                                           investment and management) and   (insurance company)
                                           Magellan Insurance Company;
                                           formerly President, Chief
                                           Executive Officer and
                                           Director, Volvo Group North
                                           America, Inc.; Senior Vice
                                           President, AB Volvo and
                                           director of various affiliated
                                           Volvo Group companies
Edward K. Dunn, Jr. -- 1935....  1998(1)   Formerly, Chairman, Mercantile   None
                                 2001(2)   Mortgage Corp.; President and
                                           Chief Operating Officer,
                                           Mercantile-Safe Deposit &
                                           Trust Co.; and President,
                                           Mercantile Bankshares Corp.
Jack M. Fields -- 1952.........  1997(1)   Chief Executive Officer,         Administaff
                                 2001(2)   Twenty First Century Group,
                                           Inc. (government affairs
                                           company) and Texana Timber LP
Carl Frischling -- 1937........  1993(1)   Partner, law firm of Kramer      Cortland Trust, Inc.
                                 2001(2)   Levin Naftalis & Frankel LLP     (registered investment
                                                                            company)
Prema Mathai-Davis -- 1950.....  1998(1)   Formerly, Chief Executive        None
                                 2001(2)   Officer, YWCA of the USA
Lewis F. Pennock -- 1942.......  1992(1)   Partner, law firm of Pennock &   None
                                 2001(2)   Cooper
Ruth H. Quigley -- 1935........  2001(1)   Retired                          None
                                 1987(2)
Louis S. Sklar -- 1939.........  1993(1)   Executive Vice President,        None
                                 2001(2)   Development and Operations,
                                           Hines Interests Limited
                                           Partnership (real estate
                                           development company)

  NOMINEES WHO CURRENTLY ARE INTERESTED PERSONS

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH            TRUSTEE      PRINCIPAL OCCUPATION(S)
EACH AIM TRUST                    SINCE         DURING PAST 5 YEARS           OTHER DIRECTORSHIP(S) HELD
-----------------------          -------      -----------------------         --------------------------
Robert H. Graham(3) -- 1946....  1992(1)   Director and Chairman, A I M     None
  Chairman and President         1998(2)   Management Group Inc.
                                           (financial services holding
                                           company); and Director and
                                           Vice Chairman, AMVESCAP PLC
                                           (parent of AIM and a global
                                           investment management firm)
                                           and Chairman, AMVESCAP
                                           PLC -- AIM Division; formerly,
                                           President and Chief Executive
                                           Officer, A I M Management
                                           Group Inc.; Director, Chairman
                                           and President, A I M Advisors,
                                           Inc. (registered investment
                                           advisor); Director and
                                           Chairman, A I M Capital
                                           Management, Inc. (registered
                                           investment advisor), A I M
                                           Distributors, Inc. (registered
                                           broker dealer), A I M Fund
                                           Services, Inc. (registered
                                           transfer agent), and Fund
                                           Management Company (registered
                                           broker dealer); and Chief
                                           Executive Officer, AMVESCAP
                                           PLC-Managed Products
Mark H. Williamson(4) -- 1951..  2003(1)   Director, President and Chief    Director of each of the ten
  Executive Vice President       2003(2)   Executive Officer, A I M         INVESCO Funds
                                           Management Group Inc.;
                                           Director, Chairman and
                                           President, A I M Advisors,
                                           Inc. (registered investment
                                           advisor); Director, A I M
                                           Distributors, Inc. (registered
                                           broker dealer); and Chief
                                           Executive Officer of the AIM
                                           Division of AMVESCAP PLC
                                           (2003-present); formerly,
                                           Chief Executive Officer,
                                           Managed Products Division,
                                           AMVESCAP PLC (2001-2002);
                                           Chairman of the Board
                                           (1998-2002), President
                                           (1998-2002) and Chief
                                           Executive Officer (1998-2002)
                                           of INVESCO Funds Group, Inc.
                                           (registered investment
                                           advisor) and INVESCO
                                           Distributors, Inc. (registered
                                           broker dealer); Chief
                                           Operating Officer and Chairman
                                           of the Board of INVESCO Global
                                           Health Sciences Fund; Chairman
                                           and Chief Executive Officer of
                                           NationsBanc Advisors, Inc.;
                                           and Chairman of NationsBanc
                                           Investments, Inc.

---------------

(1) Denotes service as a trustee of AIM Funds Group.

(2) Denotes service as a trustee of AIM Investment Funds.

(3) Mr. Graham is considered an interested person of each AIM Trust because he is a director of AMVESCAP PLC, parent of the advisor to, and principal underwriter of, each AIM Trust.

(4) Mr. Williamson is considered an interested person of each AIM Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, each AIM Trust.

  NEW NOMINEES WHO WILL BE INDEPENDENT TRUSTEES

                                        PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH                    DURING PAST 5 YEARS             OTHER DIRECTORSHIP(S) HELD
----------------------                  -----------------------           --------------------------
Bob R. Baker -- 1936.............  Consultant (2000-present);          None
                                   formerly, President and Chief
                                   Executive Officer (1988-2000) of
                                   AMC Cancer Research Center,
                                   Denver, Colorado; until
                                   mid-December 1988, Vice Chairman
                                   of the Board of First Columbia
                                   Financial Corporation, Englewood,
                                   Colorado; formerly, Chairman of
                                   the Board and Chief Executive
                                   Officer of First Columbia
                                   Financial Corporation.
James T. Bunch -- 1942...........  Co-President and Founder of         None
                                   Green, Manning & Bunch Ltd.,
                                   Denver, Colorado (1988-present)
                                   (investment banking firm);
                                   Director and Vice President of
                                   Western Golf Association and
                                   Evans Scholars Foundation;
                                   Executive Committee, United
                                   States Golf Association;
                                   formerly, General Counsel and
                                   Director of Boettcher & Co.,
                                   Denver, Colorado; and formerly,
                                   Chairman and Managing Partner,
                                   law firm of Davis, Graham &
                                   Stubbs, Denver, Colorado.
Gerald J. Lewis -- 1933..........  Chairman of Lawsuit Resolution      General Chemical Group, Inc.,
                                   Services, San Diego, California     Hampdon, New Hampshire (1996-
                                   (1987-present); formerly,           present), Wheelabrator
                                   Associate Justice of the            Technologies, Inc. (waste
                                   California Court of Appeals; and    management company), Fisher
                                   Of Counsel, law firm of Latham &    Scientific, Inc. (laboratory
                                   Watkins, San Diego, California      supplies), Henley Manufacturing,
                                   (1987-1997).                        Inc., and California Coastal
                                                                       Properties, Inc.
Larry Soll, Ph.D. -- 1942........  Retired; formerly, Chairman of      Synergen Inc. (since
                                   the Board (1987-1994), Chief        incorporation in 1982) and Isis
                                   Executive Officer (1982-1989 and    Pharmaceuticals, Inc.
                                   1993-1994) and President
                                   (1982-1989) of Synergen Inc.
                                   (biotechnology company); and
                                   formerly, trustee of INVESCO
                                   Global Health Sciences Fund.

THE BOARDS' RECOMMENDATION ON PROPOSAL 2

     Your Board, including the independent trustees, unanimously recommends that you vote "FOR" these 16 nominees.

CURRENT COMMITTEES OF THE BOARDS

     The Board of Trustees of each AIM Trust currently has four standing committees: an Audit Committee, an Investments Committee, a Valuation Committee and a Committee on Directors/Trustees. These committees will remain as part of the proposed combined board.

  AUDIT COMMITTEE

     Each Audit Committee is comprised entirely of independent trustees. The current members of each Audit Committee are Messrs. Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Lewis F. Pennock, Louis S. Sklar, Dr. Prema Mathai-Davis and Miss Ruth
H. Quigley. The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by your Fund (including resolution of disagreements between your Fund's management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of your Fund; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy of financial reporting and asset valuation; and (iv) pre-approving permissible non-audit services that are provided to your Fund by its independent auditors.

  COMMITTEE ON DIRECTORS/TRUSTEES

     Each Committee on Directors/Trustees is comprised entirely of independent trustees. The current members of each Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) nominating persons who are not interested persons of each AIM Trust for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of each AIM Trust at meetings called for the election of trustees; (ii) nominating persons who are not interested persons of each AIM Trust for selection as members of each committee of the Board, including, without limitation, the Audit Committee, the Committee on Directors/Trustees, the Investments Committee and the Valuation Committee, and to nominate persons for selection as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the independent trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of Trust.

     Each Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

     Notice procedures set forth in each AIM Trust's bylaws require that any shareholder of your Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Secretary of such AIM Trust the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the meeting and not earlier than the close of business on the 120th day prior to the meeting. The notice must set forth:
(i) as to each person whom the shareholder proposes to nominate for election or reelection as a trustee all information relating to such person that is required to be disclosed in solicitations of proxies for election of trustees in an election contest, or is otherwise required, in each case pursuant to Regulation 14A of the Securities Exchange Act of 1934 (including such person's written consent to being named in the proxy statement as a nominee and to serving as a trustee if elected); and (ii) as to the shareholder giving the notice and the beneficial owner, if any, on whose behalf the nomination is made: (a) the name and address of such shareholder, as they appear on such AIM Trust's books, and of such beneficial owner; and (b) the number of shares of each series portfolio of such AIM Trust which are owned of record or beneficially by such shareholder and such beneficial owner.

  INVESTMENTS COMMITTEE

     The current members of each Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Carl Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

  VALUATION COMMITTEE

     The current members of each Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies.

BOARD AND COMMITTEE MEETING ATTENDANCE

     During the fiscal year ended October 31, 2002, the Board of Trustees of AIM Investment Funds met ten times, the Audit Committee met six times, the Committee on Directors/Trustees met five times, the Investments Committee met four times and the Valuation Committee met one time. All of the current trustees then serving attended at least 75% of the meetings of the Board or applicable committee during the most recent fiscal year.

     During the fiscal year ended December 31, 2002, the Board of Trustees of AIM Funds Group met ten times, the Audit Committee met six times, the Committee on Directors/Trustees met five times, the Investments Committee met four times and the Valuation Committee met one time. All of the current trustees then serving attended at least 75% of the meetings of the Board or applicable committee during the most recent fiscal year.

TRUSTEE'S COMPENSATION

     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other funds within the AIM Family of Funds. Each such trustee receives a fee, allocated among the funds within the AIM Family of Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

     Information regarding compensation paid or accrued for each trustee of each AIM Trust who was not affiliated with AIM during the year ended December 31, 2002 is found in Exhibit D.

RETIREMENT PLAN FOR TRUSTEES

     The trustees have adopted a retirement plan for the trustees of each AIM Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

     The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

     Annual retirement benefits are available to each non-AIM-affiliated trustee of each AIM Trust and/or the other funds within the AIM Family of Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received the benefits based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit. Payment of benefits under the plan is not secured or funded by AIM Trusts.

DEFERRED COMPENSATION AGREEMENTS

     Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by each AIM Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various funds within the AIM Family of Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustees' retirement benefits commence under the plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustees' termination of service as a trustee of an AIM Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of AIM Trusts and of each other fund within the AIM Family of Funds from which they are deferring compensation.

OFFICERS OF TRUST

     Information regarding the current officers of AIM Trusts can be found in Exhibit E.

SECURITY OWNERSHIP OF MANAGEMENT

     Information regarding the ownership of each class of your Fund's shares by trustees, nominees, and current executive officers of the applicable AIM Trust can be found in Exhibit F.

TRUSTEE OWNERSHIP OF YOUR FUND'S SHARES

     The dollar range of equity securities beneficially owned by each trustee and nominee as of December 31, 2002 (i) in each AIM Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex can be found in Exhibit G.

                                 PROPOSAL 3 --
                             ELECTION OF DIRECTORS

WHICH FUNDS' SHAREHOLDERS WILL VOTE ON PROPOSAL 3?

     Proposal 3 applies to the shareholders of INVESCO Fund only.

BACKGROUND

     The independent directors of your Board believe that your interests would best be served if the INVESCO Family of Funds and the AIM Family of Funds had a unified board of directors/trustees responsible for overseeing the operation of both the AIM Family of Funds and the INVESCO Family of Funds and the services provided by AIM, INVESCO and their affiliates. Accordingly, the Boards of Directors of the INVESCO Family of Funds and the Boards of Directors/Trustees of the AIM Family of Funds agreed to combine the separate boards and create a unified board of directors/trustees.

     If you are a shareholder of INVESCO Fund, you are being asked to approve Proposal 3 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from having a combined board of directors.

STRUCTURE OF THE BOARD OF DIRECTORS

     The Board currently consists of the following 11 persons: Bob R. Baker, Sueann Ambron, Victor L. Andrews, Lawrence H. Budner, James T. Bunch, Raymond R. Cunningham, Richard W. Healey, Gerald L. Lewis, John W. McIntyre, Larry Soll, Ph.D. and Mark H. Williamson. Eight of the current directors are "independent," meaning they are not "interested persons" of Company within the meaning of the 1940 Act. Three of the current directors are "interested persons" because of their business and financial relationships with Company and INVESCO, its investment advisor, and/or INVESCO's parent, AMVESCAP. Six of the current directors have declined to stand for re-election as directors of Company. Therefore, their terms as directors of Company will end upon the election and qualification of their successor directors at the Special Meeting.

NOMINEES FOR DIRECTORS

     Company's nominating committee (which consists solely of independent directors) has approved the nomination of five of the 11 current directors, as set forth below, each to serve as director until his successor is elected and qualified. In addition, the nominating committee has approved the nomination of 11 new nominees, as set forth below, each to serve as director until his or her successor is elected and qualified. These 11 new nominees were nominated to effect the combination of the Boards of Directors/ Trustees of the AIM Family of Funds and the Boards of Directors of the INVESCO Family of Funds.

     Each nominee who is a current director serves as a director of the ten registered investment companies comprising the INVESCO Family of Funds. Each nominee who is a current director oversees 46 portfolios which comprise the INVESCO Family of Funds. The business address of each nominee who is a current director is 4350 South Monaco Street, Denver, Colorado 80237.

     Each new nominee serves as a director or trustee of the 17 registered investment companies comprising the AIM Family of Funds. Each new nominee currently oversees 86 portfolios which comprise the AIM Family of Funds. The business address of each new nominee is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

     If elected, each nominee would oversee a total of 27 registered investment companies currently comprising 132 portfolios.

  NOMINEES WHO CURRENTLY ARE INDEPENDENT DIRECTORS

                                 DIRECTOR      PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH            SINCE          DURING PAST 5 YEARS           OTHER DIRECTORSHIP(S) HELD
----------------------           --------      -----------------------         --------------------------
Bob R. Baker -- 1936...........    1983     Consultant (2000-present);       None
                                            formerly, President and Chief
                                            Executive Officer (1988-2000)
                                            of AMC Cancer Research Center,
                                            Denver, Colorado; until mid-
                                            December 1988, Vice Chairman
                                            of the Board of First Columbia
                                            Financial Corporation,
                                            Englewood, Colorado; formerly,
                                            Chairman of the Board and
                                            Chief Executive Officer of
                                            First Columbia Financial
                                            Corporation.
James T. Bunch -- 1942.........    2000     Co-President and Founder of      None
                                            Green, Manning & Bunch Ltd.,
                                            Denver, Colorado
                                            (1988-present) (investment
                                            banking firm); Director and
                                            Vice President of Western Golf
                                            Association and Evans Scholars
                                            Foundation; Executive
                                            Committee, United States Golf
                                            Association; formerly, General
                                            Counsel and Director of
                                            Boettcher & Co., Denver,
                                            Colorado; and formerly,
                                            Chairman and Managing Partner,
                                            law firm of Davis, Graham &
                                            Stubbs, Denver, Colorado.
Gerald J. Lewis -- 1933........    2000     Chairman of Lawsuit Resolution   General Chemical Group, Inc.,
                                            Services, San Diego,             Hampdon, New Hampshire
                                            California (1987-present);       (1996-present), Wheelabrator
                                            formerly, Associate Justice of   Technologies, Inc. (waste
                                            the California Court of          management company), Fisher
                                            Appeals; and Of Counsel, law     Scientific, Inc. (laboratory
                                            firm of Latham & Watkins, San    supplies), Henley
                                            Diego, California (1987-1997).   Manufacturing, Inc., and
                                                                             California Coastal Properties,
                                                                             Inc.
Larry Soll, Ph.D. -- 1942......    1997     Retired; formerly, Chairman of   Synergen Inc. (since
                                            the Board (1987-1994), Chief     incorporation in 1982) and
                                            Executive Officer (1982-1989     Isis Pharmaceuticals, Inc.
                                            and 1993-1994) and President
                                            (1982-1989) of Synergen Inc.
                                            (biotechnology company); and
                                            formerly, trustee of INVESCO
                                            Global Health Sciences Fund.

  NOMINEE WHO CURRENTLY IS AN INTERESTED PERSON

                                 DIRECTOR      PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH            SINCE          DURING PAST 5 YEARS           OTHER DIRECTORSHIP(S) HELD
----------------------           --------      -----------------------         --------------------------
Mark H. Williamson(1) -- 1951      1998     Director, President and Chief    Director/trustee of each of
                                            Executive Officer, A I M         the 17 AIM Funds
                                            Management Group Inc.;
                                            Director, Chairman and
                                            President, A I M Advisors,
                                            Inc. (registered investment
                                            advisor); Director, A I M
                                            Distributors, Inc. (registered
                                            broker dealer); and Chief
                                            Executive Officer of the AIM
                                            Division of AMVESCAP PLC
                                            (2003-present); formerly,
                                            Chief Executive Officer,
                                            Managed Products Division,
                                            AMVESCAP PLC (2001-2002);
                                            Chairman of the Board
                                            (1998-2002), President
                                            (1998-2002) and Chief
                                            Executive Officer (1998-2002)
                                            of INVESCO Funds Group, Inc.
                                            (registered investment
                                            advisor) and INVESCO
                                            Distributors, Inc. (registered
                                            broker dealer); Chief
                                            Operating Officer and Chairman
                                            of the Board of INVESCO Global
                                            Health Sciences Fund; Chairman
                                            and Chief Executive Officer of
                                            NationsBanc Advisors, Inc.;
                                            and Chairman of NationsBanc
                                            Investments, Inc.

---------------

(1) Mr. Williamson is considered an interested person of Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, Company.

  NEW NOMINEES WHO WILL BE INDEPENDENT DIRECTORS

                                        PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH                    DURING PAST 5 YEARS               OTHER DIRECTORSHIP(S) HELD
----------------------                  -----------------------             --------------------------
Frank S. Bayley -- 1939........   Of Counsel, law firm of Baker &       Badgley Funds, Inc. (registered
                                  McKenzie                              investment company)
Bruce L. Crockett -- 1944......   Chairman, Crockett Technology         ACE Limited (insurance company);
                                  Associates (technology consulting     Captaris, Inc. (unified messaging
                                  company) and Captaris, Inc.           provider)
                                  (unified messaging provider)
Albert R. Dowden -- 1941.......   Director of a number of public and    Cortland Trust, Inc. (Chairman)
                                  private business corporations,        (registered investment company);
                                  including the Boss Group, Ltd.        Annuity and Life Re (Holdings),
                                  (private investment and management)   Ltd. (insurance company)
                                  and Magellan Insurance Company;
                                  formerly President, Chief Executive
                                  Officer and Director, Volvo Group
                                  North America, Inc.; Senior Vice
                                  President, AB Volvo and director of
                                  various affiliated Volvo Group
                                  companies
Edward K. Dunn, Jr. -- 1935....   Formerly, Chairman, Mercantile        None
                                  Mortgage Corp.; President and Chief
                                  Operating Officer, Mercantile-Safe
                                  Deposit & Trust Co.; and President,
                                  Mercantile Bankshares Corp.

                                        PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH                    DURING PAST 5 YEARS               OTHER DIRECTORSHIP(S) HELD
----------------------                  -----------------------             --------------------------
Jack M. Fields -- 1952.........   Chief Executive Officer, Twenty       Administaff
                                  First Century Group, Inc.
                                  (government affairs company) and
                                  Texana Timber LP
Carl Frischling -- 1937........   Partner, law firm of Kramer Levin     Cortland Trust, Inc. (registered
                                  Naftalis & Frankel LLP                investment company)
Prema Mathai-Davis -- 1950.....   Formerly, Chief Executive Officer,    None
                                  YWCA of the USA
Lewis F. Pennock -- 1942.......   Partner, law firm of Pennock &        None
                                  Cooper
Ruth H. Quigley -- 1935........   Retired                               None
Louis S. Sklar -- 1939.........   Executive Vice President,             None
                                  Development and Operations, Hines
                                  Interests Limited Partnership (real
                                  estate development company)

  NEW NOMINEE WHO WILL BE AN INTERESTED PERSON

                                       PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH                   DURING PAST 5 YEARS               OTHER DIRECTORSHIP(S) HELD
----------------------                 -----------------------             --------------------------
Robert H. Graham(1) -- 1946      Director and Chairman, A I M          None
                                 Management Group Inc. (financial
                                 services holding company); and
                                 Director and Vice Chairman,
                                 AMVESCAP PLC (parent of AIM and a
                                 global investment management firm)
                                 and Chairman, AMVESCAP PLC -- AIM
                                 Division; formerly, President and
                                 Chief Executive Officer, A I M
                                 Management Group Inc.; Director,
                                 Chairman and President, A I M
                                 Advisors, Inc. (registered
                                 investment advisor); Director and
                                 Chairman, A I M Capital Management,
                                 Inc. (registered investment
                                 advisor), A I M Distributors, Inc.
                                 (registered broker dealer), A I M
                                 Fund Services, Inc. (registered
                                 transfer agent), and Fund
                                 Management Company (registered
                                 broker dealer); and Chief Executive
                                 Officer, AMVESCAP PLC-Managed
                                 Products

---------------

(1) Mr. Graham will be considered an interested person of Company because he is a director of AMVESCAP PLC, parent of the advisor to, and principal underwriter of, Company.

THE BOARD'S RECOMMENDATION ON PROPOSAL 3

     Your Board, including the independent directors, unanimously recommends that you vote "FOR" these 16 nominees.

COMMITTEES OF THE BOARD

     The Board of Directors has nine standing committees: an audit committee, an investments and management liaison committee, a brokerage committee, a derivatives committee, a valuation committee, a legal committee, a compensation committee, a retirement plan committee and a nominating committee.

  AUDIT COMMITTEE

     Company has an audit committee established for the purpose of overseeing the accounting and financial reporting process of Company and audits of the financial statements of Company. The audit committee is comprised entirely of independent directors. The committee meets quarterly with Company's independent accountants and officers to review accounting principles used by Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. The current members of the audit committee are Messrs. Andrews, Baker, Budner, Lewis and McIntyre.

  EXECUTIVE COMMITTEE

     Company has an executive committee. On occasion, the committee acts upon the current and ordinary business of Company between the meetings of the Board. Except for certain powers which, under applicable law, may only be exercised by the full Board, the committee may exercise all powers and authority of the Board in the management of the business of Company. All decisions are subsequently submitted for ratification by the Board. The current members of the executive committee are Messrs. Baker, Bunch, McIntyre and Williamson.

  INVESTMENTS AND MANAGEMENT LIAISON COMMITTEE

     Company has an investments and management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of Company, and to review investment, legal and operational matters which have been assigned to the committee by the Board of Directors, in furtherance of the Board's overall duty of supervision. The current members of the investments and management liaison committee are Messrs. Andrews, Baker, Bunch, Soll and Dr. Ambron.

  BROKERAGE COMMITTEE

     Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by your Fund and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Board of Directors. The current members of the brokerage committee are Messrs. Budner, Bunch and McIntyre.

  DERIVATIVES COMMITTEE

     Company has a derivatives committee. The committee meets periodically to review derivatives investments made by your Fund. It monitors the use of derivatives by your Fund and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies adopted by the Board of Directors. The committee reports on these matters to the Board of Directors. The current members of the derivatives committee are Messrs. Andrews, Lewis and Soll.

  NOMINATING COMMITTEE

     Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the Board of Directors. The nominating committee will consider nominees recommended by shareholders. If a shareholder desires to nominate a candidate, the shareholder must submit a request in writing to the Chairman of the nominating committee. The current members of the nominating committee are Messrs. Baker, Bunch, Lewis and Soll.

  LEGAL COMMITTEE

     Company has a legal committee. The committee meets periodically to review compensation arrangements with counsel to Company and to its independent directors. The committee reports on these matters to the Board of Directors. The current members of the legal committee are Messrs. Bunch, Lewis and McIntyre.

  COMPENSATION COMMITTEE

     Company has a compensation committee. The committee meets periodically to review compensation arrangements of Company's independent directors. The committee reports on these matters to the Board of Directors. The current members of the compensation committee are Messrs. Andrews, Baker, Budner and Soll.

  VALUATION COMMITTEE

     Company has a valuation committee. The committee meets periodically to review valuation issues regarding investments made by your Fund. The committee reports on these matters to the Board of Directors. The current members of the valuation committee are Messrs. Baker, Bunch, Cunningham and McIntyre.

  RETIREMENT PLAN COMMITTEE

     Company has a retirement plan committee. The committee meets periodically to review Company's retirement arrangements for its independent directors. The committee reports on these matters to the Board of Directors. The current members of the retirement plan committee are Messrs. Andrews, Baker, Budner, Cunningham and Soll.

BOARD AND COMMITTEE MEETING ATTENDANCE

     During the fiscal year ended March 31, 2003, the Board of Directors met six times, the audit committee met four times, the executive committee did not meet, the investments and management liaison committee met four times, the brokerage committee met four times, the derivatives committee met four times, the nominating committee met four times, the legal committee met three times, the compensation committee met two times, and the valuation, insurance and retirement plan committees did not meet. All of the current directors then serving attended at least 75% of the meetings of the Board or applicable committee during the most recent fiscal year.

FUTURE COMMITTEE STRUCTURE

     As a result of the combination of the Boards of Directors of the INVESCO Family of Funds and the Boards of Directors/Trustees of the AIM Family of Funds, it is expected that the Board will adopt a committee structure that is the same as that which is in effect for the AIM Family of Funds, so that the Board of Directors will have four committees: an Audit Committee, a Committee on Directors/Trustees, an Investments Committee and a Valuation Committee. These committees are described below.

  AUDIT COMMITTEE

     The Audit Committee will be comprised entirely of independent directors. The Audit Committee will be responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by your Fund (including resolution of disagreements between your Fund's management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of your Fund; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy of financial reporting and asset valuation; and (iv) pre-approving permissible non-audit services that are provided to your Fund by its independent auditors.

  COMMITTEE ON DIRECTORS/TRUSTEES

     The Committee on Directors/Trustees will be comprised entirely of independent directors. It will be responsible for: (i) nominating persons who are not interested persons of Company for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of Company at meetings called for the election of directors;

(ii) nominating persons who are not interested persons of Company for selection as members of each committee of the Board, including, without limitation, the audit committee, the committee on directors, the investments committee and the valuation committee, and to nominate persons for selection as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the independent directors and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of Company.

  INVESTMENTS COMMITTEE

     The Investments Committee will be responsible for: (i) overseeing the advisor's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

  VALUATION COMMITTEE

     The Valuation Committee will be responsible for: (i) periodically reviewing the advisor's procedures for valuing securities ("Procedures"), and making any recommendations to the advisor with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by the advisor from time to time; (iii) periodically reviewing information provided by the advisor regarding industry developments in connection with valuation; (iv) periodically reviewing information from the advisor regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the committee or to the committee and the full Board simultaneously); and (v) if requested by the advisor, assisting the advisor's internal valuation committee and/or the full Board in resolving particular valuation anomalies.

DIRECTOR'S COMPENSATION

     Each director who is independent is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as a director of other funds within the INVESCO Family of Funds. Each such director receives a fee, allocated among the funds within the INVESCO Family of Funds for which he or she serves as a director, which consists of an annual retainer component and a meeting fee component.

     Information regarding compensation paid or accrued for each continuing director of Company who was not affiliated with INVESCO during the year ended December 31, 2002 is found in Exhibit H.

CURRENT RETIREMENT PLAN FOR DIRECTORS

     The Boards of Directors of the INVESCO Family of Funds have adopted a Retirement Plan (the "Retirement Plan") and a Deferred Retirement Plan Account Agreement (the "Account Agreement"). Certain of the independent directors of Company participate either in the Retirement Plan or in the Account Agreement. Under the Retirement Plan and the Account Agreement, each participating director who is not an interested person of the INVESCO Funds and who has served for at least five years (a "Participating Qualified Director") is entitled to receive a benefit upon retirement.

     Commencing with attainment of age 72 by a Participating Qualified Director who has elected to participate in the Retirement Plan and who voluntarily retires prior to reaching age 72, and commencing with the date of retirement of a Participating Qualified Director who retires upon reaching age 72 or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Participating Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who became Participating Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or at age 73 or 74, if the director extends his retirement date for one to two years, but less than three years) are entitled to payment for one year of twice the Annual Benefit. Payment of the Annual Benefit will continue for the remainder of the Participating Qualified Director's life or ten years, whichever is longer. If a Participating Qualified Director becomes disabled before the date upon which his or her Annual Benefit payments would normally commence, such benefit payments will begin. If a Participating Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of ten years of payments has been received. A Participating Qualified Director who has elected to participate in the Retirement Plan receives no benefits from the Account Agreement. The cost of the Retirement Plan will be allocated among the funds within the INVESCO Family of Funds in a manner determined to be fair and equitable by the committee administering the Retirement Plan.

     A Participating Qualified Director who has elected to participate in the Account Agreement receives no benefits from the Retirement Plan. Pursuant to the terms of the Account Agreement, a deferred retirement account is established for a Qualified Participating Director (the "Account"). The dollar amount credited to the Account is in an amount which, based upon an assumed account appreciation rate per annum (currently 5.75%), will provide the Participating Qualified Director with an account value of $340,000 upon reaching age 72. Once the initial dollar amount of the Account is established, Account proceeds are invested in shares of one or more of the funds within the INVESCO Family of Funds. The value of the Account fluctuates with the appreciation or depreciation in the shares of the funds within the INVESCO Family of Funds owned by the Account and Account shares are increased by the amount of any dividends and capital gains distributions paid with respect to the shares. Upon retirement, a Participating Qualified Director is entitled to receive the value in the Account either in a lump sum payment or in payments over a stipulated number of months. The Account value continues to fluctuate as long as monthly payments are made. If a Participating Qualified Director becomes disabled or dies prior to his or her retirement and if, at the time of disability or death, the value of a Participating Qualified Director's Account is less than $340,000, the Director or the Director's beneficiary or estate will not be paid the value in the Account but will receive $34,000 per annum for ten years. If, at the time of the Participating Qualified Director's death or disability prior to retirement, the value in the director's Account is $340,000 or more, the Participating Qualified Director or his or her estate or beneficiary will receive the value in the Account either in a lump sum or in quarterly installments. The cost of providing the initial dollar amount to be allocated to a Participating Qualified Director's Account and the cost of payment of any death or disability benefit that aggregates more than the Account value will be allocated among the funds within the INVESCO Family of Funds in a manner determined to be fair and equitable by a committee appointed to administer the Account Agreement.

     Company has no stock options, pension, or retirement plans for affiliated directors of the INVESCO Family of Funds or for management or other personnel, and pays no salary or compensation to any of its officers.

CURRENT DEFERRED COMPENSATION PLAN

     The independent directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Family of Funds. Certain of the deferred amounts have been invested in the shares of all funds within the INVESCO Family of Funds except funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each independent director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO fund, in addition to any INVESCO fund shares the independent director may own either directly or beneficially. Each of the independent directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the funds within the INVESCO Family of Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

NEW RETIREMENT PLAN FOR DIRECTORS

     The Boards of Directors of the INVESCO Family of Funds intend to adopt a new retirement plan (the "New Retirement Plan") for the directors of Company who are not affiliated with INVESCO, which will be effective as of the date of the Special Meeting. The New Retirement Plan also will be adopted by the Boards of Directors/Trustees of the AIM Family of Funds. The reason for adoption of the New Retirement Plan is to provide for consistency in the retirement plans for the Boards of Directors of the INVESCO Family of Funds and the Boards of Directors/Trustees of the AIM Family of Funds. The retirement plan will include a retirement policy as well as retirement benefits for independent directors.

     The retirement policy will permit each independent director to serve until December 31 of the year in which the director turns 72. A majority of the directors will be able to extend from time to time the retirement date of a director.

     Annual retirement benefits will be available to each independent director of Company and/or the other funds within the INVESCO Family of Funds and funds within the AIM Family of Funds (each, a "Covered Fund") who has at least five years of credited service as a director (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the director's annual retainer paid or accrued by any Covered Fund to such director during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the director. The annual retirement benefits will be payable in quarterly installments for a number of years equal to the lesser of (i) ten or
(ii) the number of such director's credited years of service. A death benefit will also be available under the New Retirement Plan that will provide a surviving spouse with a quarterly installment of 50% of a deceased director's retirement benefits for the same length of time that the director would have received the benefits based on his or her service. A director must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit. Payment of benefits under the New Retirement Plan will not be secured or funded by Company.

     Upon the effectiveness of the New Retirement Plan, the independent directors will cease to accrue benefits under the Retirement Plan and the Account Agreement. Messrs. Baker and Soll will not receive any additional benefits under the Retirement Plan or the Account Agreement, but will be entitled to amounts which have been previously funded under the Retirement Plan or the Account Agreement for their benefit. An affiliate of INVESCO will reimburse Company for any amounts funded by Company for Messrs. Baker and Soll under the Retirement Plan and the Account Agreement.

NEW DEFERRED COMPENSATION AGREEMENTS

     The Boards of Directors of the INVESCO Family of Funds intend to adopt new deferred compensation agreements which are consistent with the deferred compensation agreements adopted by the Boards of Directors/Trustees of the AIM Family of Funds. Pursuant to the new deferred compensation agreements ("New Compensation Agreements"), a director will have the option to elect to defer receipt of up to 100% of his or her compensation payable by Company, and such amounts are placed into a deferral account. The deferring directors will have the option to select various INVESCO Funds in which all or part of their deferral account will be deemed to be invested. The list of funds may change from time to time and may include AIM Funds in addition to INVESCO Funds. Distributions from the deferring directors' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years (depending on the New Compensation Agreement) beginning on the date selected under the New Compensation Agreement.

     The Board, in its sole discretion, will be able to accelerate or extend the distribution of such deferral accounts after the deferring directors' retirement benefits commence under the New Retirement Plan. The Board, in its sole discretion, also will be able to accelerate or extend the distribution of such deferral accounts after the deferring directors' termination of service as a director of Company. If a deferring director dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The New Compensation Agreements will not be funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors will have the status of unsecured creditors of Company and of each other INVESCO fund or AIM fund from which they will be deferring compensation.

OFFICERS OF COMPANY

     Information regarding the current officers of Company can be found in
Exhibit I.

SECURITY OWNERSHIP OF MANAGEMENT

     Information regarding the ownership of each class of your Fund's shares by the directors, nominees and current executive officers of Company can be found in Exhibit J.

DIRECTOR OWNERSHIP OF YOUR FUND'S SHARES

     The dollar range of equity securities beneficially owned by each continuing director and nominee as of December 31, 2002 (i) in your Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the director within the INVESCO Funds complex can be found in Exhibit K.

                                 PROPOSAL 4 --
                APPROVAL OF A NEW INVESTMENT ADVISORY AGREEMENT

WHICH FUNDS' SHAREHOLDERS WILL VOTE ON PROPOSAL 4?

     Proposal 4 applies to the shareholders of INVESCO Fund only.

BACKGROUND

     INVESCO currently serves as the investment advisor to your Fund. AMVESCAP has recommended restructuring the advisory and administrative servicing arrangements so that AIM is the advisor and administrator for all funds within the INVESCO Family of Funds and the AIM Family of Funds. Your Board has approved a new advisory agreement under which AIM will serve as the investment advisor for your Fund, and a new sub-advisory agreement under which INVESCO Institutional, an affiliate of INVESCO, which is currently serving as your Fund's investment advisor, will serve as sub-advisor. The portfolio management team for your Fund will not change as a result of this restructuring.

     You are being asked to approve Proposal 4 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from a new investment advisory agreement between AIM and Company.

     Your Board recommends that you approve the new advisory agreement between AIM and Company for your Fund. Your Board is asking you to vote on this new agreement because Company may enter into a new advisory agreement for your Fund only with shareholder approval. If approved, this new agreement would replace the current advisory agreement between INVESCO and Company for your Fund. The form of Company's proposed Master Investment Advisory Agreement with AIM is at Appendix IV.

     Under the new arrangements, the advisory fees paid by your Fund will not change. If shareholders of your Fund approve Proposal 4, Company will also enter into a new Master Administrative Services Agreement with AIM that will replace the current Administrative Services Agreement between Company and INVESCO, and move the provision of certain administrative services currently provided by INVESCO pursuant to the current advisory agreement between Company and INVESCO to the Master Administrative Services Agreement with AIM. If the proposed advisory agreement is approved and these new arrangements are implemented, the aggregate fees paid by your Fund for advisory and administrative services will not increase.

     Any voluntary or contractual expense limitations and fee waivers that have been agreed to by INVESCO and Company with respect to your Fund will not be terminated if the proposed new advisory agreement with AIM is approved. Instead, AIM will assume INVESCO's obligations with respect to these voluntary and contractual expense limitations and fee waivers, on the same terms and conditions.

     If INVESCO and Company have entered into voluntary or contractual expense limitations or fee waivers with respect to your Fund, INVESCO currently is entitled to reimbursement from a share class of your Fund that has fees and expenses absorbed pursuant to this arrangement if such reimbursement does not cause such share class to exceed the expense limitation and the reimbursement is made within three years after INVESCO incurred the expense. If the proposed new advisory agreement with AIM is approved, INVESCO will assign to AIM its right to be reimbursed with respect to fees and expenses absorbed by it. Other than substituting AIM for INVESCO as the party having the right to be reimbursed, this assignment will not alter in any way the rights or obligations of your Fund or its shareholders.

     A description of how the proposed advisory agreement differs from the current advisory agreement is set forth below under "Terms of the Proposed Advisory Agreement." At an in-person meeting of the Board of Directors held on August 12-13, 2003, the Board of Directors, including a majority of the independent directors, voted to recommend that shareholders approve a proposal to adopt the proposed advisory agreement for your Fund.

YOUR FUND'S CURRENT INVESTMENT ADVISOR

     INVESCO, the current investment advisor for your Fund, became the investment advisor for your Fund under the current advisory agreement on February 14, 2000. Your Fund's initial shareholder initially approved the agreement and your Fund's public shareholders have not subsequently voted on the agreement. The Board of Directors, including a majority of the independent directors, last approved the current advisory agreement on May 15, 2003.

THE PROPOSED NEW INVESTMENT ADVISOR FOR YOUR FUND

     AIM is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company with its principal offices at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Management is an indirect wholly owned subsidiary of AMVESCAP, 30 Finsbury Square, London EC2A 1AG, United Kingdom. AMVESCAP and its subsidiaries are an independent investment management group. A list of the names, addresses and principal occupations of the principal executive officer and directors of AIM can be found in Exhibit L.

POSITIONS WITH AIM HELD BY COMPANY'S DIRECTORS OR EXECUTIVE OFFICERS

     Mark H. Williamson, who is a director and/or executive officer of Company, is a director and/or officer of AIM. He also beneficially owns shares of AMVESCAP and/or options to purchase shares of AMVESCAP.

TERMS OF THE CURRENT ADVISORY AGREEMENT

     Under the terms of the current advisory agreement with INVESCO for your Fund, INVESCO acts as investment manager and administrator for your Fund. As investment manager, INVESCO provides a continuous investment program for your Fund, including investment research and management, with respect to all securities, investments and cash equivalents of your Fund. INVESCO also makes recommendations as to the manner in which voting rights, rights to consent to actions of your Fund and any other rights pertaining to your Fund's securities shall be exercised. INVESCO provides sub-accounting, recordkeeping and administrative services to your Fund under an administrative services agreement. Under the advisory agreement, as administrator, INVESCO also provides, at its expense and at the request of your Fund, executive, statistical, administrative, internal accounting and clerical services and office space, equipment and facilities.

     The current advisory agreement for your Fund continues in effect from year to year only if such continuance is specifically approved at least annually by
(i) the Board of Directors or the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of your Fund and each other series portfolio of Company, and (ii) the vote of a majority of the directors of Company who are not interested persons of INVESCO or Company by votes cast in person at a meeting called for such purpose. The current advisory agreement provides that the Board of Directors, a majority of the outstanding voting securities of your Fund and each other series portfolio of Company or INVESCO may terminate the agreement with respect to your Fund on 60 days' written notice without penalty. The agreement terminates automatically in the event of its assignment, unless an order is issued by the SEC conditionally or unconditionally exempting such assignment from the applicable provisions of the 1940 Act.

     The current advisory agreement for your Fund provides that your Fund will pay or cause to be paid all of its expenses not assumed by INVESCO, including without limitation:

     - brokerage commissions, issue and transfer taxes and other costs related to securities transactions;

     - fees, charges and expenses related to accounting, custodian, depository, dividend disbursing agent, dividend reinvestment agent, transfer agent, registrar, independent pricing services and legal services performed for your Fund;

     - interest on indebtedness incurred by Company or your Fund;

     - taxes;

     - fees for maintaining the registration and qualification of your Fund or its shares under federal and state law;

     - compensation and expenses of the independent directors;

     - costs of printing and distributing reports, notices of shareholders' meetings, proxy statements, dividend notices, prospectuses, statements of additional information and other communications to your Fund's shareholders, including expenses relating to Board and shareholder meetings;

     - costs, fees and other expenses arising in connection with the organization and filing of Company's Articles of Incorporation, determinations of tax status of your Fund, initial registration and qualification of your Fund's securities under federal and state securities laws and approval of Company's operations by any other federal or state authority;

     - expenses of repurchasing and redeeming shares of your Fund;

     - insurance premiums;

     - costs of designing, printing and issuing certificates representing shares of your Fund;

     - extraordinary expenses, including fees and disbursements of Company's counsel, in connection with litigation by or against Company or your Fund;

     - premiums for the fidelity bond maintained by your Fund pursuant to the 1940 Act (except those premiums that may be allocated to INVESCO as an insured);

     - association and institute dues;

     - expenses, if any, of distributing shares of your Fund pursuant to a 12b-1 plan of distribution;

     - fees under the administrative services agreement; and

     - all other costs and expenses of your Fund's operations and organization unless otherwise explicitly provided.

     The current advisory agreement requires INVESCO to reimburse your Fund monthly for any salaries paid by your Fund to officers, directors and full-time employees of your Fund who are also officers, general partners or employees of INVESCO or its affiliates. Although INVESCO has this obligation under the current advisory agreement, your Fund does not pay salaries to its officers, non-independent directors or employees for services rendered to your Fund.

     If, in any given year, the sum of your Fund's expenses exceed the most restrictive state-imposed annual expense limitation, INVESCO is required to promptly reimburse such excess expenses to your Fund pursuant to the current advisory agreement. Interest, taxes, extraordinary expenses and expenses which are capitalized are not deemed expenses for purposes of this reimbursement obligation.

     The annual rates at which INVESCO receives fees from your Fund under the current advisory agreement, the total net assets of your Fund, the dollar amounts of advisory fees paid to INVESCO by your Fund net of any expense limitations and the reimbursement, if any, made by INVESCO to your Fund for the most recent fiscal year are in Exhibit M.

ADDITIONAL SERVICES PROVIDED BY INVESCO AND ITS AFFILIATES

     INVESCO and its affiliates also provide additional services to Company and your Fund. INVESCO currently provides or arranges for others to provide accounting and administrative services to your Fund. INVESCO currently serves as your Fund's transfer agent. Prior to July 1, 2003, INVESCO Distributors, Inc. served as the principal underwriter for your Fund. This company is an indirect wholly owned subsidiary of AMVESCAP, the parent company of INVESCO. Information concerning fees paid to INVESCO and its affiliates for these services is in Exhibit N.

ADVISORY FEES CHARGED BY AIM FOR SIMILAR FUNDS IT MANAGES

     The advisory fee schedules for other funds advised by AIM with similar investment objectives as your Fund are in Exhibit O.

TERMS OF THE PROPOSED ADVISORY AGREEMENT

     Under the terms of the proposed advisory agreement, AIM would act as investment manager and administrator for your Fund. As investment manager, AIM would provide a continuous investment program for your Fund, including supervision of all aspects of your Funds' operations, including the investment and reinvestment of cash, securities or other properties comprising your Funds' assets and investment research and management, subject at all times to the policies and control of the Board of Directors. AIM would also provide administrative services pursuant to a Master Administrative Services Agreement.

     The proposed advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the agreement on the part of AIM or any of its officers, directors, or employees, AIM would not be subject to liability to Company or your Fund or to any shareholders of your Fund for any act or omission in the course of, or connected with, rendering services under the agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

     The proposed advisory agreement for your Fund would continue in effect from year to year only if such continuance is specifically approved at least annually by (i) the Board of Directors or the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of your Fund, and (ii) the affirmative vote of a majority of the directors of Company who are not interested persons of AIM or Company by votes cast in person at a meeting called for such purpose. The proposed advisory agreement provides that the Board of Directors, a majority of the outstanding voting securities of your Fund or AIM may terminate the agreement with respect to your Fund on 60 days' written notice without penalty. The proposed agreement terminates automatically in the event of its "assignment" (as defined in the 1940 Act).

     The proposed advisory agreement for your Fund provides that your Fund will pay or cause to be paid all of the ordinary business expenses incurred in the operations of your Fund and the offering of its shares. These expenses borne by your Fund would include, without limitation, brokerage commissions, taxes, legal, accounting, auditing, or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by Company on behalf of your Fund in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to your Fund's shareholders.

     The compensation to be paid to AIM under the proposed advisory agreement would be calculated by applying annual rates to the average daily net assets of your Fund for each calendar year. The annual rates at which AIM will receive advisory fees from your Fund under the proposed advisory agreement are in Exhibit P.

     If Proposal 4 is approved, Company will be able to take advantage of an exemptive order obtained from the SEC by AIM and certain of the AIM Funds. This exemptive order will allow your Fund and each other series portfolio of Company (each, an "Investing Fund") to invest their uninvested cash in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Investing Fund. AIM will receive advisory fees from the Affiliated Money Market Funds to the extent an Investing Fund invests uninvested cash in such Affiliated Money Market Fund. If the Board approves AIM's use of the exemptive order for Company, AIM intends to waive a portion of the advisory fees payable by each Investing Fund in an amount equal to 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of such Investing Fund's investment of uninvested cash in such Affiliated Money Market Fund.

     The primary differences between the current advisory agreement with INVESCO and the proposed advisory agreement with AIM that the Board of Directors approved are to:

     - replace INVESCO with AIM as the investment advisor for your Fund;

     - move certain administrative services to an administrative services agreement with AIM;

     - add provisions relating to certain functions to be performed by AIM in connection with your Fund's securities lending program;

     - change certain obligations regarding payment of expenses of your Fund;

     - revise non-exclusivity provisions that are set forth in the current advisory agreement;

     - amend delegation provisions that are set forth in the current advisory agreement;

     - add to the limitation of liability provisions that are set forth in the current advisory agreement to, among other things, specifically state the limitation of liability of Company's shareholders; and

     - change the governing state law set forth in the current advisory agreement.

     Although certain terms and provisions in the current advisory agreement with INVESCO and the proposed advisory agreement with AIM are described slightly differently, there are few substantive differences between these agreements. The substantive differences are discussed below.

  ADMINISTRATIVE SERVICES

     For your Fund, the Board of Directors, in approving the proposed advisory agreement with AIM, has approved removing the provision of certain administrative services that are covered under the current advisory agreement with INVESCO, and consolidating those administrative services with your Fund's accounting and recordkeeping services in a new Master Administrative Services Agreement with AIM. The primary reason for this change is to make your Fund's agreements consistent with similar agreements for the AIM Funds. If shareholders approve the proposed advisory agreement, your Fund will continue to receive substantially the same accounting and administrative services it currently receives and at the same or lower costs pursuant to the new Master Administrative Services Agreement. As a result, there would be no loss of services nor would there be any increase in costs borne by your Fund as a result of the transfer of administrative duties from the advisory agreement to the Master Administrative Services Agreement.

  SECURITIES LENDING

     If your Fund engages in securities lending, AIM will provide it with investment advisory services and related administrative services. The proposed advisory agreement includes a new provision that specifies the administrative services to be rendered by AIM if your Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Administrative services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loans; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board of Directors; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board of Directors with respect to securities lending activities; (e) responding to agent inquiries; and
(f) performing such other duties as may be necessary.

     In accordance with an exemptive order issued by the SEC, before your Fund may participate in a securities lending program, the Board of Directors must approve such participation. In addition, the Board of Directors must evaluate the securities lending arrangements annually, and must determine that it is in the best interests of the shareholders of your Fund to invest in AIM-advised money market funds any cash collateral your Fund receives as security for the borrower's obligation to return the loaned securities. If your Fund invests the cash collateral in AIM-advised money market funds, AIM will receive additional advisory fees from these money market funds, because the invested cash collateral will increase the assets of these funds and AIM receives advisory fees based upon the assets of these funds.

     AIM does not receive any additional compensation for advisory services rendered in connection with securities lending activities. As compensation for the related administrative services AIM will provide, your Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to your Fund from such activities. AIM intends to waive this fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

  PAYMENT OF EXPENSES AND RESTRICTIONS ON FEES RECEIVED

     Under the current advisory agreement with INVESCO, INVESCO has the obligation to reimburse your Fund for any salaries paid by your Fund to officers, non-independent directors and employees of your Fund. Your Fund does not currently pay any such salaries. Such provision is not included in the proposed advisory agreement with AIM.

     The current advisory agreement provides that if annual fees exceed the most restrictive state-imposed annual expense limitation, INVESCO is required to reimburse any such excess to your Fund. Such state-imposed limitations are no longer applicable because the National Securities Market Improvements Act of 1996 (NSMIA) preempted state laws under which mutual funds such as your Fund previously were regulated. Accordingly, under the proposed advisory agreement, such annual expense limitation has been removed. Removing this state-imposed annual expense limitation will not result in an increase in fees paid by your Fund.

  NON-EXCLUSIVITY PROVISIONS

     The current advisory agreement with INVESCO provides that the services furnished by INVESCO are not deemed to be exclusive and that INVESCO shall be entitled to furnish similar services to others, including other investment companies with similar objectives, and that INVESCO may aggregate orders for its other customers together with any securities of the same type to be sold or purchased for your Fund in order to obtain best execution and lower brokerage commissions. In such event, INVESCO must allocate the securities purchased or sold and the expenses incurred in the transaction in a manner it considers most equitable.

     AIM has proposed and the Board of Directors has agreed that the non-exclusivity provisions in the proposed advisory agreement with AIM should be divided into two separate provisions: one dealing with services provided by AIM to other investment accounts and the other dealing with employees of AIM. Under the new provisions, AIM will act as investment manager or advisor to fiduciary and other managed accounts and to other investment companies and accounts, including off-shore entities or accounts. The proposed advisory agreement states that whenever your Fund and one or more other investment companies or accounts advised by AIM have moneys available for investment, investments suitable and appropriate for each will be allocated in accordance with a formula believed to be equitable to your Fund and such other companies and accounts. Such allocation procedure may adversely affect the size of the positions obtainable and the prices realized by your Fund. The non-exclusivity provisions of the proposed advisory agreement also explicitly recognize that officers and directors of AIM may serve as officers or directors of Company, and that officers and directors of Company may serve as officers or directors of AIM to the extent permitted by law; and that officers and directors of AIM do not owe an exclusive duty to Company. As described above, unlike the current advisory agreement, the proposed advisory agreement does not require AIM to reimburse Company for any salaries paid by Company to officers, directors and full-time employees of Company who are also officers, directors or employees of AIM or its affiliates. Your Fund does not currently pay any such salaries.

  DELEGATION

     The current advisory agreement provides that INVESCO may, in compliance with applicable law and with the prior written approval of your Fund, make use of affiliated companies and their employees in connection with rendering of the services required of INVESCO. INVESCO must supervise all such services and remain fully responsible for the services provided.

     The proposed advisory agreement expands the extent to which AIM can delegate its rights, duties and obligations by expressly providing that AIM may delegate any or all of its rights, duties or obligations under the agreement to one or more sub-advisors rather than solely to certain specified advisory services. The proposed advisory agreement also provides that AIM may replace sub-advisors from time to time, in accordance with applicable federal securities laws, rules and regulations in effect or interpreted from time to time by the SEC or with exemptive orders or other similar relief. Any such delegation shall require approval by the applicable Board and the shareholders unless, in accordance with applicable federal securities laws, rules, interpretations and exemptions, AIM is not required to seek shareholder approval of the appointment of a sub-advisor. AIM currently intends to appoint INVESCO Institutional as the sub-advisor to your Fund if the shareholders approve the proposed sub-advisory agreement described under Proposal 5.

  LIMITATION OF LIABILITY OF AIM, COMPANY AND SHAREHOLDERS

     The current advisory agreement does not explicitly state the limitation of liability for INVESCO for acts or omissions in the course of, or connected with, rendering advisory services under the current advisory agreement. The limitation of liability provisions of the 1940 Act apply to both INVESCO and AIM in their capacity as advisor. In addition, the proposed advisory agreement states that no series of Company shall be liable for the obligations of other series of Company and the liability of AIM to one series of Company shall not automatically render AIM liable to any other series of Company. Consistent with applicable law, the proposed advisory agreement would also include a provision stating that AIM's obligations under the agreement are not binding on any shareholders of Company individually and that shareholders are entitled to the same limitation on personal liability as shareholders of private corporations for profit. The primary reason for this change is to make your Fund's agreement consistent with similar agreements for the AIM Funds.

  STATE LAW GOVERNING THE AGREEMENT

     Questions of state law under the current advisory agreement with INVESCO are governed by the laws of Colorado. Under the proposed advisory agreement with AIM, Texas law would apply. The Board of Directors determined that, because the services under the proposed advisory agreement with AIM will primarily be provided in Texas, it was more appropriate to apply Texas law to the proposed advisory agreement.

FACTORS THE DIRECTORS CONSIDERED IN APPROVING THE ADVISORY AGREEMENT

     At the request of AIM, the Board of Directors discussed the approval of the proposed advisory agreement at an in-person meeting held on August 12-13, 2003. The independent directors also discussed the approval of the proposed advisory agreement with independent counsel prior to that meeting. In evaluating the proposed advisory agreement, the Board of Directors requested and received information from AIM to assist in its deliberations.

     The Board of Directors considered the following factors in determining reasonableness and fairness of the proposed changes between the current advisory agreement with INVESCO and the proposed advisory agreement with AIM:

     - The qualifications of AIM to provide investment advisory services. The Board of Directors reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to your Fund and the proposal, if approved by shareholders, to appoint INVESCO Institutional as sub-advisor to your Fund, and noted that the persons providing portfolio management services to your Fund would not change if Proposals 4 and 5 are approved by shareholders.

     - The range of advisory services provided by AIM. The Board of Directors reviewed the services to be provided by AIM under the proposed advisory agreement, and noted that no material changes in the level or type of services provided under the current advisory agreement with INVESCO would occur if the proposed advisory agreement is approved by the shareholders, other than the provision by AIM of certain administrative services if your Fund engages in securities lending.

     - Qualifications of AIM to provide a range of management and administrative services. The Board of Directors reviewed the general nature of the non-investment advisory services performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the Board of Directors also considered the organizational structure employed by AIM and its affiliates to provide those services. The Board of Directors reviewed the proposed elimination from the proposed advisory agreement of the provision of administrative services to your Fund. The Board of Directors also reviewed the proposed form of Master Administrative Services Agreement, noted that the overall services to be provided under the existing arrangements and under the proposed Master Administrative Services Agreement are the same, and concluded that the overall accounting and administrative services to be provided by AIM would not change under the combination of the proposed advisory agreement and the Master Administrative Services Agreement.

     - The performance record of your Fund. The Board of Directors reviewed your Fund's performance record and determined that AIM has developed the expertise and resources for managing funds with an investment objective and strategies similar to those of your Fund and is able, therefore, to provide advisory and administrative services to your Fund.

     - Advisory fees and expenses. The Board of Directors examined the expense ratio and the level of advisory fees for your Fund under the current advisory agreement and compared them with the advisory fees expected to be incurred under the proposed advisory agreement. The Board of Directors concluded that your Fund's projected expense ratio and advisory fees under the proposed advisory agreement were fair and reasonable in comparison with those of other similar funds

       (including similar funds advised by AIM) and in light of the investment management services to be provided by AIM under the proposed advisory agreement. The advisory fees that are being proposed under the proposed advisory agreement are the same as the advisory fees paid to INVESCO under the current advisory agreement, other than the removal of the reimbursement obligation related to services provided to both your Fund and AIM by officers and directors which is not currently applicable, and the provisions that permit AIM's receipt of fees for providing administrative services in connection with securities lending activities. Such fees would be paid only to the extent that your Fund engages in securities lending. The Board of Directors noted that AIM intends to waive its right to receive any fees under the proposed investment advisory agreement for the administrative services it provides in connection with securities lending activities. The Board of Directors also noted that AIM has agreed to seek the Board's approval prior to its receipt of all or a portion of such fees.

     - The profitability of AIM. The Board of Directors reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board of Directors noted that, except as described above, no changes to the advisory fees were being proposed, other than to permit AIM's receipt of fees for providing services in connection with securities lending, and further noted that AIM intends to waive its right to receive any such fees and has agreed to seek the Board's approval prior to its receipt of all or a portion of such fees. The Board of Directors also noted that, in accordance with an exemptive order issued by the SEC, before your Fund may participate in a securities lending program, the Board of Directors must approve such participation. In addition, the Board of Directors must evaluate the securities lending arrangements annually and determine that it is in the best interests of the shareholders of your Fund to invest in AIM-advised money market funds any cash collateral your Fund receives as security for the borrower's obligation to return the loaned securities. If your Fund invests the cash collateral in AIM-advised money market funds, AIM will receive additional advisory fees from these money market funds, because the invested cash collateral will increase the assets of these funds and AIM receives advisory fees based upon the assets of these funds. The Board of Directors noted that the cash collateral relates to assets of your Fund that have already been invested, and the investment of the cash collateral is intended to benefit your Fund by providing it with additional income. The Board of Directors also noted that an investment of the cash collateral in an AIM-advised money market fund would have a positive effect on the profitability of AIM.

     - The terms of the proposed advisory agreement. The Board of Directors reviewed the terms of the proposed advisory agreement, including changes being made to clarify or expand non-exclusivity, delegation and liability provisions, to separate administrative services from advisory services and to have AIM assist your Fund if it engages in securities lending. The Board of Directors determined that these changes reflect the current environment in which your Fund operates, and that AIM should have the flexibility to operate in that environment.

     After considering the above factors, the Board of Directors concluded that it is in the best interests of your Fund and its shareholders to approve the proposed advisory agreement between Company and AIM for your Fund.

     The Board of Directors reached this conclusion after careful discussion and analysis. The Board of Directors believes that it has carefully and thoroughly examined the pertinent issues and alternatives. In recommending that you approve the proposed advisory agreement, the independent directors have taken the action which they believe to be in your best interests. In so doing, they were advised by independent counsel, retained by the independent directors and paid for by Company, as to the nature of the matters to be considered and the standards to be used in reaching their decision.

     If approved, the proposed advisory agreement will become effective on November 5, 2003, and will expire, unless renewed, on or before June 30, 2005. If shareholders of your Fund do not approve both Proposals 4 and 5, the current advisory agreement with INVESCO will continue in effect for your Fund.

THE BOARD'S RECOMMENDATION ON PROPOSAL 4

     Your Board, including the independent directors, unanimously recommends that you vote "FOR" this Proposal.

                                 PROPOSAL 5 --
                     APPROVAL OF NEW SUB-ADVISORY AGREEMENT

WHICH FUNDS' SHAREHOLDERS WILL VOTE ON PROPOSAL 5?

     Proposal 5 applies to the shareholders of INVESCO Fund only.

BACKGROUND

     INVESCO currently serves as the investment advisor to your Fund. AMVESCAP has recommended restructuring the advisory and administrative servicing arrangements so that AIM is the advisor and administrator for all funds within the INVESCO Family of Funds and AIM Funds. Your Board has approved a proposed advisory agreement under which AIM will serve as the investment advisor for your Fund, and a proposed sub-advisory agreement under which INVESCO Institutional, an affiliate of INVESCO, will serve as sub-advisor. The portfolio management team for your Fund will not change as a result of this restructuring.

     You are being asked to approve Proposal 5 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from the proposed sub-advisory agreement between AIM and INVESCO Institutional.

     The Board of Directors recommends that you approve the proposed sub-advisory agreement between AIM and INVESCO Institutional for your Fund. The Board of Directors is asking you to vote on this proposed sub-advisory agreement because the proposed sub-advisory agreement for your Fund may only be entered into with shareholder approval. The form of the proposed Master Intergroup Sub-Advisory Contract for Mutual Funds between AIM and INVESCO Institutional for your Fund is at Appendix V.

     At an in-person meeting of the Board of Directors held on August 12-13, 2003, the Board of Directors, including a majority of the independent directors, voted to recommend that shareholders approve a proposal to adopt the proposed sub-advisory agreement for your Fund.

THE PROPOSED SUB-ADVISOR FOR YOUR FUND

     INVESCO Institutional is an indirect wholly owned subsidiary of AMVESCAP. A list of the names, addresses and principal occupations of the principal executive officer and directors of INVESCO Institutional is in Exhibit Q.

POSITIONS WITH INVESCO INSTITUTIONAL HELD BY COMPANY'S DIRECTORS OR EXECUTIVE OFFICERS

     None of the directors or executive officers of Company also are directors and/or officers of INVESCO Institutional.

TERMS OF THE PROPOSED SUB-ADVISORY AGREEMENT

     Under the proposed sub-advisory agreement between AIM and INVESCO Institutional, INVESCO Institutional will provide general investment advice and portfolio management to your Fund and, subject to the supervision of the directors of Company and AIM and in conformance with the stated policies of your Fund, INVESCO Institutional will manage the investment operations of your Fund. INVESCO Institutional will not only make investment decisions for your Fund, but will also place the purchase and sale orders for the portfolio transactions of your Fund. INVESCO Institutional may purchase and sell portfolio securities from and to brokers and dealers who sell shares of your Fund or provide your Fund, AIM's other clients or INVESCO Institutional's other clients with research, analysis, advice and similar services. INVESCO Institutional may pay to brokers and dealers, in return for such research and analysis, a higher commission or spread than may be charged by other brokers and dealers, subject to INVESCO Institutional determining in good faith that such commission or spread is reasonable in terms either of the particular transaction or of the overall responsibility of AIM and INVESCO Institutional to your Fund and their other clients and that that the total commissions or spreads paid by each fund will be reasonable in relation to the benefits to the fund over the long term.

     Specifically, INVESCO Institutional will be required to perform the following services under the proposed sub-advisory agreement:

     - To provide a continuous investment program for your Fund, including investment research and management, with respect to all of your Fund's assets in conformity with (i) Company's Articles of Incorporation, bylaws and registration statement, and (ii) the requirements of the 1940 Act, the rules thereunder, and all other applicable federal and state laws and regulations;

     - To determine what securities and other investments are to be purchased or sold for your Fund and the brokers and dealers through whom trades will be executed;

     - Whenever INVESCO Institutional simultaneously places orders to purchase or sell the same security on behalf of your Fund and one or more accounts advised by INVESCO Institutional, to allocate as to price and amount among all such accounts in a manner believed to be equitable to each account; and

     - To maintain all books and records with respect to the securities transactions of your Fund in compliance with the requirements of the 1940 Act and to furnish the Board of Directors and AIM with periodic and special reports as the Board of Directors or AIM reasonably may request.

     The proposed sub-advisory agreement will continue from year to year for your Fund only if such continuance is specifically approved at least annually by
(i) the Board of Directors or the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of your Fund, and (ii) the vote of a majority of independent directors cast at a meeting called for such purpose. The proposed sub-advisory agreement is terminable on 60 days' written notice by either party thereto, by the Board of Directors, or by a vote of a majority of the outstanding voting securities of your Fund, and will terminate automatically if assigned.

     For the services to be rendered and the expenses to be assumed by INVESCO Institutional under the proposed sub-advisory agreement, AIM will pay to INVESCO Institutional a fee that is computed daily and paid on or before the last day of the next succeeding calendar month on the basis of AIM's compensation on the sub-advised assets per year. The annual rate at which INVESCO Institutional will receive fees from AIM under the proposed sub-advisory agreement is in Exhibit R.

ADVISORY FEES CHARGED BY INVESCO INSTITUTIONAL FOR SIMILAR TYPES OF ACCOUNTS FOR WHICH IT SERVES AS ADVISOR

     The annual advisory fee rates paid to INVESCO Institutional by certain types of accounts with similar investment objectives as your Fund are in Exhibit S.

FACTORS THE DIRECTORS CONSIDERED IN APPROVING THE PROPOSED SUB-ADVISORY
AGREEMENT

     At the request of AIM and INVESCO Institutional, the Board of Directors discussed the approval of the proposed sub-advisory agreement at an in-person meeting held on August 12-13, 2003. The independent directors also discussed the approval of the proposed sub-advisory agreement with independent counsel prior to that meeting. In evaluating the proposed sub-advisory agreement, the Board of Directors requested and received information from AIM to assist in its deliberations.

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

     The Board of Directors considered the following factors in determining the reasonableness and fairness of the proposed sub-advisory agreement between AIM and INVESCO Institutional for your Fund:

     - The range of sub-advisory services provided by INVESCO
       Institutional. The Board of Directors reviewed the services to be provided by INVESCO Institutional under the proposed sub-advisory agreement, and noted that, if the proposed sub-advisory agreement is approved by shareholders, the level and type of investment advisory services under the proposed sub-advisory agreement will be comparable to those currently provided by INVESCO under Company's current advisory agreement with INVESCO.

     - The fees payable to INVESCO Institutional for its services. The Board of Directors noted that if the proposed sub-advisory agreement is approved, INVESCO Institutional will receive compensation based on that portion of the assets of your Fund that it manages (the sub-advised assets). In addition, the fees paid would be a percentage of the advisory fees that AIM receives on the sub-advised assets. The Board of Directors noted that these fees had been agreed to by AIM and INVESCO Institutional, as well as by AMVESCAP, the indirect parent of AIM and INVESCO Institutional. The Board of Directors also noted that the proposed changes to the compensation to INVESCO Institutional would have no effect on your Fund, since the fees are payable by AIM.

     - The performance record of your Fund. The Board of Directors reviewed the performance record of your Fund and noted that the same portfolio management team will be providing investment advisory services to your Fund under the proposed sub-advisory agreement. The Board of Directors determined that such portfolio management team had provided satisfactory services with respect to your Fund, after considering performance information that it received during the past year from INVESCO.

     - The profitability of INVESCO Institutional. The Board of Directors considered information concerning the profitability of INVESCO Institutional's (and its affiliates') investment advisory and other activities and its financial condition. The Board of Directors noted that INVESCO Institutional would receive an annual fee equal to a percentage of AIM's compensation on the sub-advised assets. The Board of Directors noted that the proposed sub-advisory fees are less than the advisory fees currently received by INVESCO under the current advisory agreement, but that INVESCO Institutional assured the Board of Directors that such reduction would not affect the nature or quality of the services provided by it to your Fund.

     - The terms of the proposed agreement. The Board of Directors reviewed the terms of the proposed agreement. The Board of Directors determined that this new agreement reflects the current environment in which your Fund operates, and that INVESCO Institutional should have the flexibility to operate in that environment.

     After considering the above factors, the Board of Directors concluded that it is in the best interests of your Fund and its shareholders to approve the proposed sub-advisory agreement between AIM and INVESCO Institutional for your Fund.

     The Board of Directors reached this conclusion after careful discussion and analysis. The Board of Directors believes that it has carefully and thoroughly examined the pertinent issues and alternatives. In recommending that you approve the proposed sub-advisory agreement, the independent directors have taken the action which they believe to be in your best interests. In so doing, they were advised by independent counsel, retained by the independent directors and paid for by Company, as to the nature of the matters to be considered and the standards to be used in reaching their decision.

     If approved, the proposed sub-advisory agreement will become effective on November 5, 2003, and will expire, unless renewed, on or before June 30, 2005. If shareholders of your Fund do not approve both Proposals 4 and 5, the current advisory agreement with INVESCO will continue in effect for your Fund and AIM and INVESCO Institutional will not enter into the proposed sub-advisory agreement for your Fund.

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

THE BOARD'S RECOMMENDATION ON PROPOSAL 5

     Your Board, including the independent directors, unanimously recommends that you vote "FOR" this Proposal.

                                 PROPOSAL 6 --
                 APPROVAL OF THE PLAN TO REDOMESTICATE COMPANY
                         AS A DELAWARE STATUTORY TRUST

WHICH FUNDS' SHAREHOLDERS WILL VOTE ON PROPOSAL 6?

     Proposal 6 applies to the shareholders of INVESCO Fund only.

BACKGROUND

     Company currently is organized as a Maryland corporation. AMVESCAP has identified each series portfolio of Company as appropriate to be redomesticated as a new series portfolio of a newly created open-end management investment company organized as a statutory trust under the Delaware Statutory Trust Act (the "New Trust").

     If Proposal 1 is approved with respect to INVESCO Fund and Proposal 6 is approved, your Fund will first be redomesticated as a new series portfolio of the New Trust and, after such redomestication has occurred, your Fund will be combined with Buying Fund.

     The Board of Directors has approved the Plan, which provides for a series of transactions to convert your Fund and each other series portfolio of Company (each, a "Current Fund") to a corresponding series (a "New Fund") of the New Trust. Under the Plan, each Current Fund will transfer all its assets to a corresponding New Fund in exchange solely for voting shares of beneficial interest in the New Fund and the New Fund's assumption of all the Current Fund's liabilities (collectively, the "Redomestication"). A form of the Plan relating to the proposed Redomestication is set forth in Appendix VI.

     Approval of the Plan requires the affirmative vote of a majority of the issued and outstanding shares of Company. The Board of Directors is soliciting the proxies of the shareholders of your Fund to vote on the Plan with this Proxy Statement/Prospectus. The Board of Directors is soliciting the proxies of the shareholders of Company's other series portfolios to vote on the Plan with a separate proxy statement.

     The Redomestication is being proposed primarily to provide Company with greater flexibility in conducting its business operations. The operations of each New Fund following the Redomestication will be substantially similar to those of its predecessor Current Fund. As described below, the New Trust's Declaration of Trust differs from Company's Articles of Incorporation in certain respects that are expected to improve Company's and each Current Fund's operations. The New Trust, like Company, will operate as an open-end management investment company registered with the SEC under the 1940 Act.

REASONS FOR THE PROPOSED REDOMESTICATION

     The Redomestication is being proposed because, as noted above, INVESCO and the Board of Directors believe that the Delaware statutory trust organizational form offers a number of advantages over the Maryland corporate organizational form. As a result of these advantages, the Delaware statutory trust organizational form has been increasingly used by mutual funds, including the majority of the funds within the AIM Family of Funds.

     The Delaware statutory trust organizational form offers greater flexibility than the Maryland corporate form. A Maryland corporation is governed by the detailed requirements imposed by Maryland corporate law and by the terms of its Articles of Incorporation. A Delaware statutory trust is subject to fewer statutory requirements. The New Trust will be governed primarily by the terms of its Declaration of Trust. In particular, the New Trust will have greater flexibility to conduct business without the necessity of engaging in expensive proxy solicitations to shareholders. For example, under Maryland corporate law, amendments to Company's Articles of Incorporation would typically require shareholder approval. Under Delaware law, unless the Declaration of Trust of a Delaware statutory trust provides otherwise, amendments to it may be made without first obtaining shareholder approval. In addition, unlike Maryland corporate law, which restricts the delegation of a board of directors' functions, Delaware law permits the board of trustees of a Delaware statutory trust to delegate certain of its responsibilities. For example, the board of trustees of a Delaware statutory trust may delegate the responsibility of declaring dividends to duly empowered committees of the board or to appropriate officers. Finally, Delaware law permits the trustees to adapt a Delaware statutory trust to future contingencies. For example, the trustees may, without a shareholder vote, change a Delaware statutory trust's domicile or organizational form. In contrast, under Maryland corporate law, a company's board of directors would be required to obtain shareholder approval prior to changing domicile or organizational form.

     The Redomestication will also have certain other effects on Company, its shareholders and management, which are described below under the heading "The New Trust Compared to Company."

WHAT THE PROPOSED REDOMESTICATION WILL INVOLVE

     To accomplish the Redomestication, the New Trust has been formed as a Delaware statutory trust pursuant to its Declaration of Trust, and each New Fund has been established as a series portfolio of the New Trust. On the closing date, each Current Fund will transfer all of its assets to the corresponding classes of the corresponding New Fund in exchange solely for a number of full and fractional classes of shares of the New Fund equal to the number of full and fractional shares of common stock of the corresponding classes of the Current Fund then outstanding and the New Fund's assumption of the Current Fund's liabilities. Immediately thereafter, each Current Fund will distribute those New Fund shares to its shareholders in complete liquidation of such Current Fund. Upon completion of the Redomestication, each shareholder of each Current Fund will be the owner of full and fractional shares of the corresponding New Fund equal in number and aggregate net asset value to the shares he or she held in the Current Fund. As soon as practicable after the consummation of the Redomestication, each Current Fund will be terminated and Company will be dissolved as a Maryland corporation.

     The obligations of Company and the New Trust under the Plan are subject to various conditions stated therein. To provide against unforeseen events, the Plan may be terminated or amended at any time prior to the closing of the Redomestication by action of the Board of Directors, notwithstanding the approval of the Plan by the shareholders of any Current Fund. However, no amendments may be made that would materially adversely affect the interests of shareholders of any Current Fund. Company and the New Trust may at any time waive compliance with any condition contained in the Plan, provided that the waiver does not materially adversely affect the interests of shareholders of any Current Fund.

     The Plan authorizes Company to acquire one share of each class of each New Fund and, as the sole shareholder of the New Trust prior to the Redomestication, to do each of the following:

     - Approve with respect to each New Fund a new investment advisory agreement with AIM with an effective date of November 5, 2003 that will be substantially identical to that described in Proposal 4 and a new investment advisory agreement with INVESCO that is substantially identical to the corresponding Current Fund's existing investment advisory agreement with INVESCO for the interim period between the consummation of the Redomestication and November 5, 2003. Information on the new advisory agreement, including a description of the differences between it and Company's current advisory agreement, is set forth above under Proposal 4. If Proposal 4 is not approved by shareholders of a Current Fund, Company will approve for the corresponding New Fund an investment advisory agreement with INVESCO that is substantially identical to such Current Fund's existing investment advisory agreement with INVESCO.

     - Approve with respect to each New Fund a new sub-advisory agreement between AIM and INVESCO Institutional that will be substantially identical to that described in Proposal 5. Information on the new sub-advisory agreement is set forth above under Proposal 5. If Proposal 5 is not approved by shareholders of a Current Fund, Company will not approve a sub-advisory agreement between AIM and INVESCO Institutional for the corresponding New Fund.

     - Assuming that Proposal 4 is approved by shareholders, approve with respect to each New Fund a new administrative services agreement with AIM with an effective date of November 5, 2003 that will be substantially identical to the new administrative services agreement with AIM that will be entered into by Company if shareholders approve Proposal 4 and a new administrative services agreement with INVESCO that is substantially identical to the corresponding Current Fund's existing administrative services agreement with INVESCO for the interim period between the consummation of the Redomestication and November 5, 2003. If Proposal 4 is not approved by shareholders of a Current Fund, Company will approve for the corresponding New Fund an administrative services agreement with AIM that is substantially identical to such Current Fund's existing administrative services agreement with INVESCO.

     - Approve with respect to each New Fund a distribution agreement with AIM Distributors. The proposed distribution agreement will provide for substantially identical distribution services as currently provided to each corresponding Current Fund by AIM Distributors.

     - Approve a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to each class of each New Fund that will be substantially identical to the corresponding Current Fund's existing distribution plan for that class.

     - Approve with respect to each New Fund a custodian agreement with State Street Bank and Trust Company and a transfer agency and servicing agreement with A I M Fund Services, Inc., each of which currently provides such services to the corresponding Current Fund, and a multiple class plan pursuant to Rule 18f-3 of the 1940 Act which will be substantially identical to the multiple class plan that has been approved by the Board of Directors for the corresponding Current Fund and which is expected to become effective prior to the consummation of the Redomestication.

     - Elect the directors of Company as the trustees of the New Trust to serve without limit in time, except as they may resign or be removed by action of the New Trust's trustees or shareholders, and except as they retire in accordance with the New Trust's retirement policy for trustees. The New Trust's retirement policy for trustees will replace Company's retirement policy for directors.

     - Ratify the selection of PricewaterhouseCoopers LLP, the accountants for each Current Fund, as the independent public accountants for each New Fund.

     - Approve such other agreements and plans as are necessary for each New Fund's operation as a series of an open-end management investment company.

     The New Trust's transfer agent will establish for each shareholder an account containing the appropriate number of shares of each class of each New Fund. Such accounts will be identical in all respects to the accounts currently maintained by Company's transfer agent for each shareholder of the Current Funds. Shares held in the Current Fund accounts will automatically be designated as shares of the New Funds. Certificates for Current Fund shares issued before the Redomestication will represent shares of the corresponding New Fund after the Redomestication. Shareholders of the New Funds will not have the right to demand or require the New Trust to issue share certificates. Any account options or privileges on accounts of shareholders under the Current Funds will be replicated on the New Fund account. No sales charges will be imposed in connection with the Redomestication.

     Assuming your approval of Proposal 6, Company currently contemplates that the Redomestication will close on October 23, 2003.

THE FEDERAL INCOME TAX CONSEQUENCES OF THE REDOMESTICATION

     Company and the New Trust will receive an opinion of Ballard Spahr Andrews & Ingersoll, LLP to the effect that the Redomestication will qualify as a "reorganization" within the meaning of Section 368(a) of the Code. Accordingly, the Current Funds, the New Funds and the shareholders of the

New Funds will recognize no gain or loss for Federal income tax purposes as a result of the Redomestication. Shareholders of the Current Funds should consult their tax advisers regarding the effect, if any, of the Redomestication in light of their individual circumstances and as to state and local consequences, if any, of the Redomestication.

APPRAISAL RIGHTS

     Appraisal rights are not available to shareholders. However, shareholders retain the right to redeem their shares of the Current Funds or the New Funds, as the case may be, at any time before or after the Redomestication.

THE NEW TRUST COMPARED TO COMPANY

  STRUCTURE OF THE NEW TRUST

     The New Trust has been established under the laws of the State of Delaware by the filing of a certificate of trust in the office of the Secretary of State of Delaware. The New Trust has established series corresponding to and having identical designations as the series portfolios of Company. The New Trust has also established classes with respect to each New Fund corresponding to and having identical designations as the classes of each Current Fund. Each New Fund will have the same investment objectives, policies, and restrictions as its predecessor Current Fund. The New Trust's fiscal year is the same as that of Company. The New Trust will not have any operations prior to the Redomestication. Initially, Company will be the sole shareholder of the New Trust.

     As a Delaware statutory trust, the New Trust's operations are governed by its Declaration of Trust and Amended and Restated Bylaws and applicable Delaware law rather than by Company's Articles of Incorporation and Amended and Restated Bylaws and applicable Maryland law. Certain differences between the two domiciles and organizational forms are summarized below. The operations of the New Trust will continue to be subject to the provisions of the 1940 Act and the rules and regulations thereunder.

  TRUSTEES OF THE NEW TRUST

     Subject to the provisions of the Declaration of Trust, the business of the New Trust will be managed by its trustees, who have all powers necessary or convenient to carry out their responsibilities. The responsibilities, powers, and fiduciary duties of the trustees of the New Trust are substantially the same as those of the directors of Company.

     The trustees of the New Trust would be those persons elected at this Special Meeting to serve as directors of Company. Information concerning the nominees for election as directors of Company is set forth above under Proposal 3.

  SHARES OF THE NEW TRUST

     The beneficial interests in the New Funds will be represented by transferable shares, par value $0.01 per share. Shareholders do not have the right to demand or require the New Trust to issue share certificates. The trustees have the power under the Declaration of Trust to establish new series and classes of shares; Company's directors currently have a similar right. The Declaration of Trust permits the trustees to issue an unlimited number of shares of each class and series. Company is authorized to issue only the number of shares specified in the Articles of Incorporation and may issue additional shares only with Board approval and after payment of a fee to the State of Maryland on any additional shares authorized.

     Your Fund currently has the classes of shares set forth in Exhibit A. The New Trust has established for each New Fund the classes that currently exist for its predecessor Current Fund. Except as discussed in this Proxy Statement/Prospectus, shares of each class of each New Fund will have rights, privileges, and terms substantially similar to those of the corresponding class of the Current Fund.

     For a discussion of certain differences between and among Company's Articles of Incorporation and Amended and Restated Bylaws and Maryland law and the New Trust's Declaration of Trust and Amended and Restated Bylaws and Delaware law, see "Rights of Shareholders" in Proposal 1 above. The foregoing discussion and the discussion under the caption "Rights of Shareholders" in Proposal 1 above is only a summary of certain differences and is not a complete description of all the differences. Shareholders should refer to the provisions of the governing documents of Company and the New Trust and state law directly for a more thorough comparison. Copies of the Articles of Incorporation and Amended and Restated Bylaws of Company and of the Declaration of Trust and the New Trust's Amended and Restated Bylaws are available to shareholders without charge upon written request to Company.

THE BOARD'S RECOMMENDATION ON PROPOSAL 6

     Your Board, including the independent directors, unanimously recommends that you vote "FOR" this Proposal.

                INFORMATION ABOUT THE SPECIAL MEETING AND VOTING

PROXY STATEMENT/PROSPECTUS

     We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Boards of Trustees and the Board of Directors are soliciting your proxy to vote at the Special Meetings and at any adjournments of the Special Meetings. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Special Meetings. However, you do not need to attend a Special Meeting to vote your shares. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

     AIM Trusts and Company each intend to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about August 25, 2003 to all shareholders entitled to vote. Shareholders of record as of the close of business on July 25, 2003 (the "Record Date") are entitled to vote at a Special Meeting. The number of shares outstanding of each class of shares of each Fund on the Record Date can be found at Exhibit T. Each share is entitled to one vote for each full share held, and a fractional vote for a fractional share held.

TIME AND PLACE OF SPECIAL MEETINGS

     The Special Meetings will be held at 11 Greenway Plaza, Suite 100, Houston, Texas 77046 on October 21, 2003, at 3:00 p.m., Central Time.

VOTING IN PERSON

     If you do attend a Special Meeting and wish to vote in person, we will provide you with a ballot prior to the vote. However, if your shares are held in the name of your broker, bank or other nominee, you must bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote. Please call the applicable AIM Trust or Company at (800) 952-3502 if you plan to attend a Special Meeting.

VOTING BY PROXY

     Whether you plan to attend a Special Meeting or not, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend a Special Meeting and vote.

     If you properly fill in and sign your proxy card and send it to us in time to vote at a Special Meeting, your "proxy" (the individual named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares as recommended by the Boards of Trustees or the Board of Directors, as applicable, as follows.

     For shareholders of AIM Funds:

     - FOR the proposal to approve the Agreement for your Fund.

     - FOR the election of all 16 nominees for trustee.

     For shareholders of INVESCO Fund:

     - FOR the proposal to approve the Agreement for your Fund.

     - FOR the election of all 16 nominees for director.

     - FOR the proposal to approve a new investment advisory agreement with AIM for your Fund.

     - FOR the proposal to approve a new investment sub-advisory agreement between AIM and INVESCO Institutional for your Fund.

     - FOR the proposal to approve the Plan.

     Your proxy will have the authority to vote and act on your behalf at any adjournment of the Special Meetings.

     If you authorize a proxy, you may revoke it at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the applicable AIM Trust or of Company in writing to the address of such Trust or Company, as applicable, set forth on the cover page of this Proxy Statement/Prospectus before the Special Meeting that you have revoked your proxy. In addition, although merely attending a Special Meeting will not revoke your proxy, if you are present at a Special Meeting you may withdraw your proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before a Special Meeting in the discretion of the proxies or their substitutes.

VOTING BY TELEPHONE OR THE INTERNET

     You may vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the proxy card accompanying this Proxy Statement/Prospectus.

QUORUM REQUIREMENT AND ADJOURNMENT

     A quorum of shareholders is necessary to hold a valid meeting. A quorum will exist for Proposals 1, 4 and 5 if shareholders entitled to vote one-third of the issued and outstanding shares of your Fund on the Record Date are present at the Special Meeting for your Fund in person or by proxy. A quorum will exist for Proposal 2 if shareholders entitled to vote one-third of the issued and outstanding shares of Trust on the Record Date are present at the Special Meeting in person or by proxy. A quorum will exist for Proposals 3 and 6 if shareholders entitled to vote one-third of the issued and outstanding shares of Company on the Record Date are present at the Special Meeting in person or by proxy.

     Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you. A "broker non-vote" occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine.

     Abstentions and broker non-votes will count as shares present at the Special Meetings for purposes of establishing a quorum.

     If a quorum is not present at a Special Meeting or a quorum is present but sufficient votes to approve a Proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Special Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR a Proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST such Proposal against such adjournment. A shareholder vote may be taken on a Proposal in this Proxy Statement/Prospectus prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

VOTE NECESSARY TO APPROVE EACH PROPOSAL

     PROPOSALS 1, 4 AND 5. Approval of Proposals 1, 4 and 5 requires the lesser of (a) the affirmative vote of 67% or more of the voting securities of your Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of your Fund are present or represented by proxy, or (b) the affirmative vote of more than 50% of the outstanding voting securities of your Fund. Abstentions and broker non-votes are counted as present but are not considered votes cast at the Special Meeting. As a result, they have the same effect as a vote against Proposals 1, 4 and 5 because approval of Proposals 1, 4 and 5 requires the affirmative vote of a percentage of the voting securities present or represented by proxy or a percentage of the outstanding voting securities.

     PROPOSALS 2 AND 3. The affirmative vote of a plurality of votes cast at the Special Meeting is necessary to elect trustees or directors, as applicable, meaning that the nominee with the most affirmative votes for a particular slot is elected for that slot. In an uncontested election for trustees or directors, the plurality requirement is not a factor. Abstentions and broker non-votes will not count as votes cast and will have no effect on the outcome of this proposal.

     PROPOSAL 6. Approval of Proposal 6 requires the affirmative vote of a majority of the issued and outstanding shares of Company. Abstentions and broker non-votes are counted as present but are not considered votes cast at the Special Meeting. As a result, they have the same effect as a vote against the Plan because approval of the Plan requires the affirmative vote of a percentage of the outstanding voting securities.

PROXY SOLICITATION

     Each AIM Trust and Company have engaged the services of Georgeson Shareholder Communications Inc. ("Solicitor") to assist in the solicitation of proxies for the Special Meetings. For AIM New Technology Fund, Solicitor's costs are estimated to be $23,600. For AIM Global Science and Technology Fund, Solicitor's costs are estimated to be approximately $343,800. For INVESCO Telecommunications Fund, Solicitor's costs are estimated to be approximately $134,300.

     AIM Trusts and Company expect to solicit proxies principally by mail, but each AIM Trust, Company and Solicitor may also solicit proxies by telephone, facsimile or personal interview. AIM Trusts' and Company's officers will not receive any additional or special compensation for any such solicitation. AMVESCAP, on behalf of either AIM or INVESCO, will bear the costs and expenses incurred in connection with the Reorganizations, including Solicitor's costs.

OTHER MATTERS

     Management does not know of any matters to be presented at the Special Meetings other than those discussed in this Proxy Statement/Prospectus. If any other matters properly come before the Special Meetings, the shares represented by proxies will be voted with respect thereto in accordance with management's recommendation.

SHAREHOLDER PROPOSALS

     As a general matter, your Fund does not hold regular meetings of shareholders. If you wish to submit a proposal for consideration at a meeting of shareholders of your Fund, you should send such proposal to the applicable AIM Trust or Company at the address set forth on the first page of this Proxy Statement/ Prospectus. To be considered for presentation at a meeting of shareholders, an AIM Trust or Company, as applicable, must receive proposals a reasonable time before proxy materials are prepared for the meeting. Your proposal also must comply with applicable law.

     For a discussion of procedures that you must follow if you want to propose an individual for nomination as a trustee of an AIM Trust, please refer to the section of this Proxy Statement/Prospectus entitled "Proposal 2 -- Committees of the Board -- Committee on Directors/Trustees."

     For a discussion of how to propose an individual for nomination as a director, please refer to the section of this Proxy Statement/Prospectus entitled "Proposal 2 -- Current Committees of the Boards -- Nominating Committee."

OWNERSHIP OF SHARES

     A list of the name, address and percent ownership of each person who, as of July 25, 2003, to the knowledge of AIM Funds Group owned 5% or more of any class of the outstanding shares of AIM New Technology Fund can be found at Exhibit U.

     A list of the name, address and percent ownership of each person who, as of July 25, 2003, to the knowledge of AIM Investment Funds owned 5% or more of any class of the outstanding shares of AIM Global Science and Technology Fund can be found at Exhibit V.

     A list of the name, address and percent ownership of each person who, as of July 25, 2003, to the knowledge of Company owned 5% or more of any class of the outstanding shares of INVESCO Fund can be found at Exhibit W.

     A list of the name, address and percent ownership of each person who, as of July 25, 2003, to the knowledge of Company owned 5% or more of any class of the outstanding shares of Buying Fund can be found at Exhibit X.

                         INDEPENDENT PUBLIC ACCOUNTANTS

     The Audit Committee of the Board of Trustees of AIM Investment Funds has appointed PricewaterhouseCoopers LLP ("PwC") as AIM Investment Fund's independent public accountants for the fiscal year ending October 31, 2003. The Audit Committee of the Board of Trustees of AIM Funds Group has appointed PwC as AIM Funds Group's independent public accountants for the fiscal year ending December 31, 2003. A representative of PwC is expected to be available at the Special Meetings and to have the opportunity to make a statement and respond to appropriate questions from the shareholders. The Audit Committees of the Boards of Trustees of each AIM Investment Funds and AIM Funds Group have considered whether the provision of the services below is compatible with maintaining PwC's independence.

FEES PAID TO PWC RELATED TO AIM INVESTMENT FUNDS

     PwC billed AIM Investment Funds (consisting of six separate series portfolios) aggregate fees for professional services rendered for the 2002 fiscal year as follows:

Audit Fees..................................................  $166,720
Financial Information Systems Design and Implementation
  Fees......................................................  $      0
All Other Fees*.............................................  $ 78,103
                                                              --------
Total Fees..................................................  $244,823

---------------

* All Other Fees includes fees billed for all other non-audit services, including fees for tax-related services rendered to AIM Investment Funds.

FEES PAID TO PWC NOT RELATED TO AIM INVESTMENT FUNDS

     PwC billed AIM aggregate fees for professional services rendered for the 2002 fiscal year to AIM, or any affiliate that provided services to AIM Investment Funds, as follows:

Financial Information Systems Design and Implementation
  Fees......................................................  $      0
All Other Fees**............................................  $346,364
                                                              --------
Total Fees..................................................  $346,364

---------------

** As required by SEC rules, All Other Fees includes amounts paid to PwC by your Fund's advisor and other related entities that provides support for the operations of Trust. All Other Fees include business advisory services performed for the selection of a transfer agent and its conversion. The services provided benefited many legal entities of AIM, including many other funds within the AIM Fund complex.

FEES PAID TO PWC RELATED TO AIM FUNDS GROUP

     PwC billed AIM Funds Group (consisting of twelve separate series portfolios) aggregate fees for professional services rendered for the 2002 fiscal year as follows:

Audit Fees..................................................  $292,970
Financial Information Systems Design and Implementation
  Fees......................................................  $      0
All Other Fees*.............................................  $ 52,214
                                                              --------
Total Fees..................................................  $345,184

---------------

* All Other Fees includes fees billed for all other non-audit services, including fees for tax-related services rendered to AIM Funds Group.

FEES PAID TO PWC NOT RELATED TO AIM FUNDS GROUP

     PwC billed AIM aggregate fees for professional services rendered for the 2002 fiscal year to AIM, or any affiliate that provided services to AIM Funds Group, as follows:

Financial Information Systems Design and Implementation
  Fees......................................................  $      0
All Other Fees**............................................  $346,364
                                                              --------
Total Fees..................................................  $346,364

---------------

** As required by SEC rules, All Other Fees includes amounts paid to PwC by your Fund's advisor and other related entities that provides support for the operations of Trust. All Other Fees include business advisory services performed for the selection of a transfer agent and its conversion. The services provided benefited many legal entities of AIM, including many other funds within the AIM Fund complex.

     The audit committee of Company's Board of Directors has appointed PwC as Company's independent public accountants for the 2004 fiscal year ending March 31, 2004. A representative of PwC is expected to be available at the Special Meetings and to have the opportunity to make a statement and respond to appropriate questions from the shareholders. The audit committee of Company's Board of Directors has considered whether the provision of the services below is compatible with maintaining PwC's independence.

FEES PAID TO PWC RELATED TO COMPANY

     PwC billed Company (consisting of nine separate series portfolios) aggregate fees for professional services rendered for the 2003 fiscal year as follows:


Audit Fees..................................................  $218,050
Financial Information Systems Design and Implementation
  Fees......................................................  $      0
All Other Fees*.............................................  $ 35,543
                                                              --------
Total Fees..................................................  $253,593

---------------

* All Other Fees includes fees billed for all other non-audit services, including fees for tax-related services rendered to Company.

FEES PAID TO PWC NOT RELATED TO COMPANY

     PwC billed INVESCO aggregate fees for professional services rendered for the 2003 fiscal year to INVESCO, or any affiliate that provided services to Company, as follows:

Financial Information Systems Design and Implementation
  Fees......................................................  $     0
All Other Fees**............................................  $52,500
                                                              -------
Total Fees..................................................  $52,500

---------------

** As required by SEC rules, All Other Fees includes amounts paid to PwC by your Fund's advisor and other related entities that provide support for the operations of Company. All Other Fees include services relating to tax services, controls review on the transfer agency, research in accounting consultations, a CRM project and other agreed upon procedures. The services performed for your Fund's advisor and related entities benefit many legal entities of INVESCO, including many sister funds within the investment company complex.

                                   EXHIBIT A

  CLASSES OF SHARES OF EACH FUND AND CORRESPONDING CLASSES OF SHARES OF BUYING
                                      FUND

    AIM NEW       AIM GLOBAL SCIENCE            INVESCO                  INVESCO
TECHNOLOGY FUND   AND TECHNOLOGY FUND   TELECOMMUNICATIONS FUND      TECHNOLOGY FUND
---------------   -------------------   -----------------------      ---------------
Class A Shares     Class A Shares           Class A Shares           Class A Shares
Class B Shares     Class B Shares           Class B Shares           Class B Shares
Class C Shares     Class C Shares           Class C Shares           Class C Shares
                                            Class K Shares           Class K Shares
                                        Investor Class Shares     Investor Class Shares

                                   EXHIBIT B

             COMPARISON OF PERFORMANCE OF EACH FUND AND BUYING FUND

AIM NEW TECHNOLOGY FUND

     The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

  ANNUAL TOTAL RETURNS

     The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
2001...................................................................  -43.03%
2002...................................................................  -45.31%

     The Class A shares' year-to-date total return as of March 31, 2003 was -1.43%.

     During the period shown in the bar chart, the highest quarterly return was 31.79% (quarter ended June 30, 2001) and the lowest quarterly return was -48.66% (quarter ended March 31, 2001).

  PERFORMANCE TABLE

     The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads. The indices do not reflect payment of fees, expenses or taxes.

  Average Annual Total Returns (for the periods ended December 31, 2002)

                                                         SINCE         INCEPTION
                                           1 YEAR      INCEPTION          DATE
                                          --------     ---------       ----------
Class A                                                                 8/31/00
  Return Before Taxes...................  (48.28)%     (49.98)%
  Return After Taxes on Distributions...  (48.28)       (49.98)
  Return After Taxes on Distributions
     and Sale of Fund Shares............  (29.64)       (35.54)
S&P 500 Index(1)........................  (22.09)       (19.69)(4)     8/31/00(4)
PSE Technology Index(2).................  (33.33)       (33.09)(4)     8/31/00(4)
Lipper Science & Technology Fund
  Index(3)..............................  (41.38)       (47.28)(4)     8/31/00(4)

---------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has also included the PSE Technology Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Science & Technology Fund Index (which may or may not include the fund) is included for comparison to a peer group.

(2) The PSE Technology Index is a price-weighted index of the top 100 technology stocks listed on the Pacific Stock Exchange.

(3) The Lipper Science & Technology Fund Index is an equally weighted representation of the 30 largest funds that make up the Lipper Science & Technology category. These funds invest more than 65% of their portfolios in science and technology stocks.

(4) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

AIM GLOBAL SCIENCE AND TECHNOLOGY FUND

     The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

  ANNUAL TOTAL RETURNS

     The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1993...................................................................   47.66%
1994...................................................................   -4.40%
1995...................................................................    8.59%
1996...................................................................    5.24%
1997...................................................................   13.18%
1998...................................................................   18.14%
1999...................................................................  108.08%
2000...................................................................  -38.86%
2001...................................................................  -54.15%
2002...................................................................  -44.00%

     During the periods shown in the bar chart, the highest quarterly return was 62.18% (quarter ended December 31, 1999) and the lowest quarterly return was -50.36% (quarter ended March 31, 2001).

  PERFORMANCE TABLE

     The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

  Average Annual Total Returns (for the periods ended December 31, 2002)

                                                                                    SINCE         INCEPTION
                                           1 YEAR      5 YEARS      10 YEARS     INCEPTION(1)        DATE
                                          --------     --------     --------     ------------     ----------
Class A                                                                                           01/27/92
  Return Before Taxes...................   (46.69)%     (18.14)%     (3.91)%           --
  Return After Taxes on Distributions...   (46.69)      (19.18)      (5.23)            --
  Return After Taxes on Distributions
     and Sale of Fund Shares............   (28.67)      (11.34)      (1.64)            --
S&P 500(2)
  (reflects no deduction for fees,
     expenses, or taxes)................   (22.09)       (0.58)       9.34             --

---------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.

(2) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

INVESCO TELECOMMUNICATIONS FUND

INVESCO TECHNOLOGY FUND (BUYING FUND)

     Performance information in the bar charts below is that of the Funds' Investor Class shares, which has the longest operating history of the Funds' classes.

     The bar charts below show the Funds' Investor Class actual yearly performance (commonly known as their "total return") for the years ended December 31 over the past decade or since inception. The table below shows the pre-tax and after-tax average annual total returns of Investor Class for various periods ended December 31, 2002 compared to the S&P 500 Index.

     After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption returns assume you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rates in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax returns shown are not relevant.

     The information in the bar charts and table illustrates the variability of each Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how each Fund will perform in the future.

                   TELECOMMUNICATIONS FUND -- INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1)(2)

                                                              ANNUAL
YEARS ENDED                                                   TOTAL
DECEMBER 31                                                   RETURN
-----------                                                   ------
1995........................................................   27.37%
1996........................................................   16.81%
1997........................................................   30.29%
1998........................................................   40.98%
1999........................................................  144.28%
2000........................................................  -26.91%
2001........................................................  -54.19%
2002........................................................  -50.96%


Best Calendar Qtr. 12/99 62.22%
Worst Calendar Qtr. 9/01 (41.40)%

                                                                 AVERAGE ANNUAL TOTAL RETURN
                                                                        AS OF 12/31/02
                                                              ----------------------------------
                                                                                     10 YEARS OR
                                                                                        SINCE
                                                              1 YEAR     5 YEARS      INCEPTION
                                                              ------     -------     -----------
Telecommunications Fund(1)(2)
  Return Before Taxes.......................................  (50.96)%   (10.78)%     1.69%(3)
  Return After Taxes on Distributions.......................  (50.96)%   (11.09)%     0.21%(3)
  Return After Taxes on Distributions and Sale of Fund
     Shares.................................................  (31.29)%    (7.89)%     1.12%(3)
S&P 500 Index(4)
  (reflects no deduction for fees, expenses or taxes).......  (22.09)%    (0.58)%     9.96%(3)

                       TECHNOLOGY FUND -- INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1)(2)(3)

                                                              ANNUAL
YEARS ENDED                                                   TOTAL
DECEMBER 31                                                   RETURN
-----------                                                   ------
1993........................................................   15.03%
1994........................................................    5.27%
1995........................................................   45.80%
1996........................................................   21.75%
1997........................................................    8.85%
1998........................................................   30.12%
1999........................................................  144.94%
2000........................................................  -22.77%
2001........................................................  -45.51%
2002........................................................  -47.22%


Best Calendar Qtr. 12/99 66.77%
Worst Calendar Qtr. 9/01 (41.44)%

                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                       AS OF 12/31/02
                                                              --------------------------------
                                                                                     10 YEARS
                                                                                     OR SINCE
                                                              1 YEAR     5 YEARS     INCEPTION
                                                              ------     -------     ---------
Technology Fund(1)(2)
  Return Before Taxes.......................................  (47.22)%    (6.67)%      5.18%
  Return After Taxes on Distributions.......................  (47.22)%    (7.16)%      2.46%
  Return After Taxes on Distributions and Sale of Fund
     Shares.................................................  (28.99)%    (4.64)%      3.64%

---------------

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of each class' expenses.

(2) Returns before taxes for Investor Class shares of Technology and Telecommunications Funds year-to-date as of the calendar quarter ended June 30, 2003 were 17.80% and 15.21%, respectively.

(3) The Fund (Investor Class shares) commenced investment operations on August 1, 1994. Index comparison begins on August 1, 1994.

(4) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the Index does not pay brokerage, management, administrative, or distribution expenses, all of which are paid by the classes and are reflected in their annual returns. Index returns also do not include sales charges or CDSCs that may be paid by the shareholder.

                                   EXHIBIT C

                   COMPARISON FEE TABLES AND EXPENSE EXAMPLES

FEE TABLE

     This table compares the shareholder fees and annual operating expenses as a percentage of net assets ("Expense Ratios"), of Class A, Class B and Class C shares of AIM Global Science and Technology Fund and AIM New Technology Fund, Class A, Class B, Class C, Class K and Investor Class shares of INVESCO Telecommunications Fund and Class A, Class B, Class C, Class K, Investor Class and Institutional Class shares of INVESCO Technology Fund ("Buying Fund"; AIM Global Science and Technology Fund, AIM New Technology Fund and INVESCO Telecommunications Fund are each a "Fund"). This table assumes shareholders of all three Funds have approved the reorganization. Pro Forma Combined Expense Ratios of Buying Fund giving effect to the reorganization of each Fund into Buying Fund are also provided.

                                    AIM GLOBAL SCIENCE AND
                                       TECHNOLOGY FUND                AIM NEW TECHNOLOGY FUND
                                         SELLING FUND                       SELLING FUND
                                       (AS OF 10/31/02)                   (AS OF 12/31/02)
                               --------------------------------   --------------------------------
                               CLASS A        CLASS B   CLASS C   CLASS A        CLASS B   CLASS C
                               -------        -------   -------   -------        -------   -------
SHAREHOLDER FEES
 (fees paid directly from
 your investment)
Maximum Sales Charge (Load)
 Imposed on Purchases (as a
 percentage of offering
 price)......................  4.75%           None      None     5.50%           None      None
Maximum Deferred Sales Charge
 (Load)(1)...................   None(2)(3)    5.00%     1.00%      None(2)(3)    5.00%     1.00%
ANNUAL FUND OPERATING
 EXPENSES(6)
 (expenses are deducted from
 fund assets)
Management Fees..............  0.97%          0.97%     0.97%     1.00%          1.00%     1.00%
Distribution and/or Service
 (12b-1) Fees(7).............  0.50%          1.00%     1.00%     0.35%          1.00%     1.00%
Other Expenses...............  1.09%          1.09%     1.09%     1.31%          1.31%     1.31%
Total Annual Fund Operating
 Expenses(8)(9)(10)..........  2.56%          3.06%     3.06%     2.66%          3.31%     3.31%
Fee Waiver...................  0.55%          0.55%     0.55%     0.66%          0.66%     0.66%
Net Expenses.................  2.01%          2.51%     2.51%     2.00%          2.65%     2.65%


                                             INVESCO TELECOMMUNICATIONS FUND
                                                      SELLING FUND
                                                     (AS OF 3/31/03)
                               -----------------------------------------------------------
                               CLASS A        CLASS B   CLASS C   CLASS K   INVESTOR CLASS
                               -------        -------   -------   -------   --------------
SHAREHOLDER FEES
 (fees paid directly from
 your investment)
Maximum Sales Charge (Load)
 Imposed on Purchases (as a
 percentage of offering
 price)......................  5.50%            None     None      None          None
Maximum Deferred Sales Charge
 (Load)(1)...................   None(2)(4)     5.00%    1.00%      None(5)       None
ANNUAL FUND OPERATING
 EXPENSES(6)
 (expenses are deducted from
 fund assets)
Management Fees..............  0.65%           0.65%    0.65%     0.65%         0.65%
Distribution and/or Service
 (12b-1) Fees(7).............  0.35%           1.00%    1.00%     0.45%         0.25%
Other Expenses...............  0.66%          10.50%    4.11%     2.20%         1.86%
Total Annual Fund Operating
 Expenses(8)(9)(10)..........  1.66%          12.15%    5.76%     3.30%         2.76%
Fee Waiver...................   None           9.40%    3.01%     1.10%          None
Net Expenses.................  1.66%           2.75%    2.75%     2.20%         2.76%

                                              INVESCO TECHNOLOGY FUND
                                                    BUYING FUND
                                                  (AS OF 3/31/03)
                       ---------------------------------------------------------------------
                                                                    INSTITUTIONAL   INVESTOR
                       CLASS A        CLASS B   CLASS C   CLASS K       CLASS        CLASS
                       -------        -------   -------   -------   -------------   --------
SHAREHOLDER FEES
 (fees paid directly
 from your
 investment)
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of
 offering price).....  5.50%           None      None      None         None          None
Maximum Deferred
 Sales Charge
 (Load)(1)...........   None(2)(4)    5.00%     1.00%      None(5)      None          None
ANNUAL FUND OPERATING
 EXPENSES(6)
 (expenses are
 deducted from fund
 assets)
Management Fees......  0.60%          0.60%     0.60%     0.60%        0.60%         0.60%
Distribution and/or
 Service (12b-1)
 Fees(7).............  0.35%          1.00%     1.00%     0.45%         None         0.25%
Other Expenses.......  0.56%          1.14%     2.35%     1.44%        0.30%         0.92%
Total Annual Fund
 Operating
 Expenses(10)........  1.51%          2.74%     3.95%     2.49%        0.90%         1.77%
Fee Waivers..........   None           None     1.20%     0.29%         None          None
Net Expenses.........  1.51%          2.74%     2.75%     2.20%        0.90%         1.77%

                                    INVESCO TECHNOLOGY FUND PRO FORMA COMBINED
                                                    BUYING FUND
                                                  (AS OF 3/31/03)
                       ---------------------------------------------------------------------
                                                                    INSTITUTIONAL   INVESTOR
                       CLASS A        CLASS B   CLASS C   CLASS K       CLASS        CLASS
                       -------        -------   -------   -------   -------------   --------
SHAREHOLDER FEES
 (fees paid directly
 from your
 investment)
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of
 offering price).....  5.50%           None      None      None         None          None
Maximum Deferred
 Sales Charge
 (Load)(1)...........   None(2)(4)    5.00%     1.00%      None(5)      None          None
ANNUAL FUND OPERATING
 EXPENSES(6)
 (expenses are
 deducted from fund
 assets)
Management Fees......  0.56%          0.56%     0.56%     0.56%        0.56%         0.56%
Distribution and/or
 Service (12b-1)
 Fees(7).............  0.35%          1.00%     1.00%     0.45%         None         0.25%
Other Expenses.......  1.11%          1.40%     1.87%     1.46%        0.31%         1.14%
Total Annual Fund
 Operating
 Expenses(10)........  2.02%          2.96%     3.43%     2.47%        0.87%         1.95%
Fee Waivers..........   None          0.21%     0.68%     0.52%         None         0.18%
Net Expenses.........  2.02%          2.75%     2.75%     1.95%        0.87%         1.77%

---------------

 (1) For AIM Global Science and Technology Fund and AIM New Technology Fund, calculated as a percentage of original purchase price or redemption proceeds, whichever is less. For INVESCO Telecommunications Fund, Buying Fund and Buying Fund Pro Forma Combined, calculated as a percentage of original purchase price.

 (2) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

 (3) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

 (4) For qualified plans investing in Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within 12 months from the initial deposit in the plan's INVESCO account.

 (5) For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within 12 months from the initial deposit in the plan's INVESCO account.

 (6) There is no guarantee that actual expenses will be the same as those shown in the table.

 (7) Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

 (8) AIM has contractually agreed to limit Total Annual Fund Operating Expenses on AIM Global Science and Technology Fund (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) on Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. The expense limitation agreement is in effect through October 31, 2004.

 (9) AIM has contractually agreed to waive fees and/or reimburse expenses on AIM New Technology Fund (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 2.00% (e.g., if AIM waives 0.66% of Class A share expense, AIM will also waive 0.66% of Class B and Class C share expenses). The expense limitation agreement is in effect through December 31, 2004.

(10) INVESCO has contractually agreed to waive fees and bear any expenses on the INVESCO Telecommunications Fund and Buying Fund through April 30, 2004 to limit Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 2.10%, 2.75%, 2.75% and 2.20% on Class A, Class B, Class C and Class K shares, respectively. Further, INVESCO will limit Investor Class shares to 1.77% for one year from the closing of the reorganization. INVESCO has also voluntarily agreed to limit Total Annual Operating Expenses on the INVESCO Telecommunications Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 1.85%, 2.50%, 2.50%, 1.95% and 1.75% on Class A, Class B, Class C, Class K
     and Investor Class shares, respectively. INVESCO has also voluntarily agreed to limit Total Annual Operating Expenses on Buying Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 1.50%, 2.15%, 2.15% and 1.15% on Class A, Class B, Class C and the Institutional Class shares, respectively. Further, INVESCO will change the voluntary limit on Class K shares from 2.20% to 1.95% upon closing of the reorganization. The voluntary expense limitations cannot be revoked by INVESCO prior to May 2004. Effective June 1, 2002, INVESCO is entitled to reimbursement of any fees waived pursuant to this arrangement if such reimbursement does not cause the funds to exceed the current expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

EXPENSE EXAMPLE

     The Example is intended to help you compare the costs of investing in different classes of each Fund and Buying Fund with the cost of investing in other mutual funds. Pro Forma Combined costs of investing in different classes of Buying Fund giving effect to the reorganization of each Fund into Buying Fund are also provided. All costs are based upon the information set forth in the Fee Table above.

     The Example assumes that you invested $10,000 for the time periods indicated and shows the expenses that you would pay both if you redeem all of your shares at the end of those periods and if you do not redeem your shares. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                      ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                                      --------   -----------   ----------   ---------
AIM GLOBAL SCIENCE AND TECHNOLOGY FUND (SELLING
  FUND)
Class A shares(1)
  Assuming complete redemption at end of period.....    $669       $1,184        $1,724      $3,194
  Assuming no redemption............................    $669       $1,184        $1,724      $3,194
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $754       $1,194        $1,758      $3,219
  Assuming no redemption(3).........................    $254       $  894        $1,558      $3,219
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $354       $  894        $1,558      $3,336
  Assuming no redemption............................    $254       $  894        $1,558      $3,336
AIM NEW TECHNOLOGY FUND (SELLING FUND)
Class A shares(1)
  Assuming complete redemption at end of period.....    $742       $1,272        $1,827      $3,332
  Assuming no redemption............................    $742       $1,272        $1,827      $3,332
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $768       $1,257        $1,870      $3,411
  Assuming no redemption(3).........................    $268       $  957        $1,670      $3,411
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $368       $  957        $1,670      $3,559
  Assuming no redemption............................    $268       $  957        $1,670      $3,559
INVESCO TELECOMMUNICATIONS FUND (SELLING FUND)
Class A shares(1)
  Assuming complete redemption at end of period.....    $709       $1,045        $1,403      $2,407
  Assuming no redemption............................    $709       $1,045        $1,403      $2,407
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $778       $2,888        $4,780      $7,273
  Assuming no redemption(3).........................    $278       $2,588        $4,580      $7,273
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $378       $1,447        $2,598      $5,401
  Assuming no redemption............................    $278       $1,447        $2,598      $5,401

                                                      ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                                      --------   -----------   ----------   ---------
Class K shares
  Assuming complete redemption at end of period.....    $223       $  913        $1,627      $3,520
  Assuming no redemption............................    $223       $  913        $1,627      $3,520
Investor Class shares
  Assuming complete redemption at end of period.....    $279       $  856        $1,459      $3,090
  Assuming no redemption............................    $279       $  856        $1,459      $3,090
INVESCO TECHNOLOGY FUND (BUYING FUND)
Class A shares(1)
  Assuming complete redemption at end of period.....    $695       $1,001        $1,328      $2,252
  Assuming no redemption............................    $695       $1,001        $1,328      $2,252
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $777       $1,150        $1,650      $2,773
  Assuming no redemption(3).........................    $277       $  850        $1,450      $2,773
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $378       $1,094        $1,928      $4,089
  Assuming no redemption............................    $278       $1,094        $1,928      $4,089
Class K shares
  Assuming complete redemption at end of period.....    $223       $  748        $1,300      $2,804
  Assuming no redemption............................    $223       $  748        $1,300      $2,804
Institutional Class shares
  Assuming complete redemption at end of period.....    $ 92       $  287        $  498      $1,108
  Assuming no redemption............................    $ 92       $  287        $  498      $1,108
Investor Class shares
  Assuming complete redemption at end of period.....    $180       $  557        $  959      $2,084
  Assuming no redemption............................    $180       $  557        $  959      $2,084
INVESCO TECHNOLOGY FUND PRO FORMA COMBINED (BUYING
  FUND)
Class A shares(1)
  Assuming complete redemption at end of period.....    $744       $1,149        $1,578      $2,769
  Assuming no redemption............................    $744       $1,149        $1,578      $2,769
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $778       $1,196        $1,739      $3,044
  Assuming no redemption(3).........................    $278       $  896        $1,539      $3,044
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $378       $  991        $1,726      $3,667
  Assuming no redemption............................    $378       $  991        $1,726      $3,667
Class K shares
  Assuming complete redemption at end of period.....    $198       $  720        $1,269      $2,767
  Assuming no redemption............................    $198       $  720        $1,269      $2,767
Institutional Class shares
  Assuming complete redemption at end of period.....    $ 89       $  278        $  482      $1,073
  Assuming no redemption............................    $ 89       $  278        $  482      $1,073

                                                      ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                                      --------   -----------   ----------   ---------
Investor Class shares
  Assuming complete redemption at end of period.....    $180       $  595        $1,035      $2,260
  Assuming no redemption............................    $180       $  595        $1,035      $2,260

---------------

(1) Assumes payment of maximum sales charge by the investor.

(2) Assumes payment of the applicable CDSC.

(3) Assumes conversion of Class B shares to Class shares at the end of the eighth year.

     THE EXAMPLE IS NOT A REPRESENTATION OF PAST OF FUTURE EXPENSES. EACH SELLING FUND'S AND BUYING FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OF LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT EACH SELLING FUND'S OR BUYING FUND'S PROJECTED OR ACTUAL PERFORMANCE.

     THE ACTUAL EXPENSES ATTRIBUTABLE TO EACH CLASS OF A FUND'S SHARES WILL DEPEND UPON, AMONG OTHER THINGS, THE LEVEL OF AVERAGE NET ASSETS AND THE EXTENT TO WHICH A FUND INCURS VARIABLE EXPENSES, SUCH AS TRANSFER AGENCY COSTS.

FEE TABLE

     This table compares the shareholder fees and annual operating expenses as a percentage of net assets ("Expense Ratios"), of Class A, Class B and Class C shares of AIM Global Science and Technology Fund and AIM New Technology Fund and Class A, Class B, Class C, Class K, Investor Class and Institutional Class shares of INVESCO Technology Fund ("Buying Fund"; AIM Global Science and Technology Fund and AIM New Technology Fund are each a "Fund"). This table assumes that only shareholders of these Funds have approved the reorganization. Pro Forma Combined Expense Ratios of Buying Fund giving effect to the reorganization of these Selling Funds into Buying Fund are also provided.

                                          AIM GLOBAL SCIENCE AND
                                             TECHNOLOGY FUND              AIM NEW TECHNOLOGY FUND
                                      SELLING FUND (AS OF 10/31/02)    SELLING FUND (AS OF 12/31/02)
                                      ------------------------------   ------------------------------
                                      CLASS A      CLASS B   CLASS C   CLASS A      CLASS B   CLASS C
                                      -------      -------   -------   -------      -------   -------
SHAREHOLDER FEES
  (fees paid directly from your
  investment)
Maximum Sales Charge (Load) Imposed
  on Purchases (as a percentage of
  offering price)...................  4.75%         None      None     5.50%         None      None
Maximum Deferred Sales Charge
  (Load)(1).........................   None(2)(3)  5.00%     1.00%      None(2)(3)  5.00%     1.00%
ANNUAL FUND OPERATING EXPENSES(6)
  (expenses are deducted from fund
  assets)
Management Fees.....................  0.97%        0.97%     0.97%     1.00%        1.00%     1.00%
Distribution and Service (12b-1)
  Fees(7)...........................  0.50%        1.00%     1.00%     0.35%        1.00%     1.00%
Other Expenses......................  1.09%        1.09%     1.09%     1.31%        1.31%     1.31%
Total Annual Fund Operating
  Expenses(8)(9)....................  2.56%        3.06%     3.06%     2.66%        3.31%     3.31%
Fee Waivers.........................  0.55%        0.55%     0.55%     0.66%        0.66%     0.66%
Net Expenses........................  2.01%        2.51%     2.51%     2.00%        2.65%     2.65%

                                                              INVESCO TECHNOLOGY FUND
                                                            BUYING FUND (AS OF 3/31/03)
                                      ------------------------------------------------------------------------
                                                                                      INSTITUTIONAL   INVESTOR
                                      CLASS A      CLASS B   CLASS C   CLASS K            CLASS        CLASS
                                      -------      -------   -------   -------        -------------   --------
SHAREHOLDER FEES
  (fees paid directly from your
  investment)
Maximum Sales Charge (Load) Imposed
  on Purchases (as a percentage of
  offering price)...................  5.50%         None      None      None              None          None
Maximum Deferred Sales Charge
  (Load)(1).........................   None(2)(4)  5.00%     1.00%      None(5)           None          None
ANNUAL FUND OPERATING EXPENSES(6)
  (expenses are deducted from fund
  assets)
Management Fees.....................  0.60%        0.60%     0.60%     0.60%             0.60%         0.60%
Distribution and Service (12b-1)
  Fees(7)...........................  0.35%        1.00%     1.00%     0.45%              None         0.25%
Other Expenses......................  0.56%        1.14%     2.35%     1.44%             0.30%         0.92%
Total Annual Fund Operating
  Expenses(10)......................  1.51%        2.74%     3.95%     2.49%             0.90%         1.77%
Fee Waivers/Reimbursements..........   None         None     1.20%     0.29%              None          None
Net Expenses........................  1.51%        2.74%     2.75%     2.20%             0.90%         1.77%

                                                   INVESCO TECHNOLOGY FUND PRO FORMA COMBINED
                                                           BUYING FUND (AS OF 3/31/03)
                                      ---------------------------------------------------------------------
                                                                                   INSTITUTIONAL   INVESTOR
                                      CLASS A        CLASS B   CLASS C   CLASS K       CLASS        CLASS
                                      --------       -------   -------   -------   -------------   --------
SHAREHOLDER FEES
  (fees paid directly from your
  investment)
Maximum Sales Charge (Load) Imposed
  on Purchases (as a percentage of
  offering price)...................     5.50%        None      None      None         None          None
Maximum Deferred Sales Charge
  (Load)(1).........................      None(2)(4) 5.00%     1.00%      None(5)      None          None
ANNUAL FUND OPERATING EXPENSES(6)
  (expenses are deducted from fund
  assets)
Management Fees.....................     0.57%       0.57%     0.57%     0.57%        0.57%         0.57%
Distribution and Service (12b-1)
  Fees(7)...........................     0.35%       1.00%     1.00%     0.45%         None         0.25%
Other Expenses......................     1.12%       1.41%     1.67%     1.45%        0.32%         0.93%
Total Annual Fund Operating
  Expenses(10)......................     2.04%       2.98%     3.24%     2.47%        0.89%         1.75%
Fee Waivers/Reimbursements..........      None       0.23%     0.49%     0.52%         None          None
Net Expenses........................     2.04%       2.75%     2.75%     1.95%        0.89%         1.75%

---------------

 (1) For AIM Global Science and Technology Fund and AIM New Technology Fund, calculated as a percentage of original purchase price or redemption proceeds, whichever is less. For Buying Fund and Buying Fund Pro Forma Combined, calculated as a percentage of original purchase price.

 (2) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

 (3) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

 (4) For qualified plans investing in Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within 12 months from the initial deposit in the plan's INVESCO account.

 (5) For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within 12 months from the initial deposit in the plan's INVESCO account.

 (6) There is no guarantee that actual expenses will be the same as those shown in the table.

 (7) Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

 (8) AIM has contractually agreed to limit Total Annual Fund Operating Expenses on AIM Global Science and Technology Fund (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) on Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. The expense limitation agreement is in effect through October 31, 2004.

 (9) AIM has contractually agreed to waive fees and/or reimburse expenses on AIM New Technology Fund (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 2.00% (e.g., if AIM waives 0.66% of Class A share expense, AIM will also waive 0.66% of Class B and Class C share expenses). The expense limitation agreement is in effect through December 31, 2004.

(10) INVESCO has contractually agreed to waive fees and bear any expenses on Buying Fund through April 30, 2004 to limit Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 2.10%, 2.75%, 2.75% and 2.20% on Class A, Class B, Class C and Class K shares, respectively. Further, INVESCO will limit Investor Class shares to 1.77% for one year from the closing of the reorganization. INVESCO has also voluntarily agreed to limit Total Annual Operating Expenses on Buying Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 1.50%, 2.15%, 2.15% and 1.15% on Class A, Class B, Class C and the Institutional Class shares, respectively. Further, INVESCO will change the voluntary limit on Class K shares from 2.20% to 1.95% upon closing of the reorganization. The voluntary expense limitations cannot be revoked by INVESCO prior to May 2004. Effective June 1, 2002, INVESCO is entitled to reimbursement of any fees waived pursuant to this arrangement if such reimbursement does not cause the funds to exceed the current expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

EXPENSE EXAMPLE

     The Example is intended to help you compare the costs of investing in different classes of each Fund and Buying Fund with the cost of investing in other mutual funds. Pro Forma Combined costs of investing in different classes of Buying Fund giving effect to the reorganization of each Fund into Buying Fund are also provided. All costs are based upon the information set forth in the Fee Table above.

     The Example assumes that you invested $10,000 for the time periods indicated and shows the expenses that you would pay both if you redeem all of your shares at the end of those periods and if you do not redeem your shares. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                         ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                                         --------   -----------   ----------   ---------
AIM GLOBAL SCIENCE AND TECHNOLOGY FUND (SELLING FUND)
Class A shares(1)
  Assuming complete redemption at end of period........    $669       $1,184        $1,724      $3,194
  Assuming no redemption...............................    $669       $1,184        $1,724      $3,194
Class B shares
  Assuming complete redemption at end of
     period(2)(3)......................................    $754       $1,194        $1,758      $3,219
  Assuming no redemption(3)............................    $254       $  894        $1,558      $3,219
Class C shares
  Assuming complete redemption at end of period(2).....    $354       $  894        $1,558      $3,336
  Assuming no redemption...............................    $254       $  894        $1,558      $3,336
AIM NEW TECHNOLOGY FUND (SELLING FUND)
Class A shares(1)
  Assuming complete redemption at end of period........    $742       $1,272        $1,827      $3,332
  Assuming no redemption...............................    $742       $1,272        $1,827      $3,332
Class B shares
  Assuming complete redemption at end of
     period(2)(3)......................................    $768       $1,257        $1,870      $3,411
  Assuming no redemption(3)............................    $268       $  957        $1,670      $3,411
Class C shares
  Assuming complete redemption at end of period(2).....    $368       $  957        $1,670      $3,559
  Assuming no redemption...............................    $268       $  957        $1,670      $3,559
INVESCO TECHNOLOGY FUND (BUYING FUND)
Class A shares(1)
  Assuming complete redemption at end of period........    $695       $1,001        $1,328      $2,252
  Assuming no redemption...............................    $695       $1,001        $1,328      $2,252
Class B shares
  Assuming complete redemption at end of
     period(2)(3)......................................    $777       $1,150        $1,650      $2,773
  Assuming no redemption(3)............................    $277       $  850        $1,450      $2,773
Class C shares
  Assuming complete redemption at end of period(2).....    $378       $1,094        $1,928      $4,089
  Assuming no redemption...............................    $278       $1,094        $1,928      $4,089

                                                         ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                                         --------   -----------   ----------   ---------
Class K shares
  Assuming complete redemption at end of period........    $223       $  748        $1,300      $2,804
  Assuming no redemption...............................    $223       $  748        $1,300      $2,804
Institutional Class shares
  Assuming complete redemption at end of period........    $ 92       $  287        $  498      $1,108
  Assuming no redemption...............................    $ 92       $  287        $  498      $1,108
Investor Class shares
  Assuming complete redemption at end of period........    $180       $  557        $  959      $2,084
  Assuming no redemption...............................    $180       $  557        $  959      $2,084
INVESCO TECHNOLOGY FUND PRO FORMA COMBINED (BUYING
  FUND)
Class A shares(1)
  Assuming complete redemption at end of period........    $746       $1,154        $1,588      $2,789
  Assuming no redemption...............................    $746       $1,154        $1,588      $2,789
Class B shares
  Assuming complete redemption at end of
     period(2)(3)......................................    $778       $1,200        $1,747      $3,062
  Assuming no redemption(3)............................    $278       $  900        $1,547      $3,062
Class C shares
  Assuming complete redemption at end of period(2).....    $378       $  952        $1,651      $3,507
  Assuming no redemption...............................    $278       $  952        $1,651      $3,507
Class K shares
  Assuming complete redemption at end of period........    $198       $  720        $1,269      $2,767
  Assuming no redemption...............................    $198       $  720        $1,269      $2,767
Institutional Class shares
  Assuming complete redemption at end of period........    $ 91       $  284        $  493      $1,096
  Assuming no redemption...............................    $ 91       $  284        $  493      $1,096
Investor Class shares
  Assuming complete redemption at end of period........    $178       $  551        $  949      $2,062
  Assuming no redemption...............................    $178       $  551        $  949      $2,062

---------------

(1) Assumes payment of maximum sales charge by the investor.

(2) Assumes payment of the applicable CDSC.

(3) Assumes conversion of Class B shares to Class shares at the end of the eighth year.

     THE EXAMPLE IS NOT A REPRESENTATION OF PAST OF FUTURE EXPENSES. EACH SELLING FUND'S AND BUYING FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OF LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT A SELLING FUND'S OR BUYING FUND'S PROJECTED OR ACTUAL PERFORMANCE.

     THE ACTUAL EXPENSES ATTRIBUTABLE TO EACH CLASS OF A FUND'S SHARES WILL DEPEND UPON, AMONG OTHER THINGS, THE LEVEL OF AVERAGE NET ASSETS AND THE EXTENT TO WHICH A FUND INCURS VARIABLE EXPENSES, SUCH AS TRANSFER AGENCY COSTS.

FEE TABLE

     This table compares the shareholder fees and annual operating expenses as a percentage of net assets ("Expense Ratios"), of Class A, Class B and Class C shares of AIM New Technology Fund, Class A, Class B, Class C, Class K and Investor Class shares of INVESCO Telecommunications Fund and Class A, Class B, Class C, Class K, Investor Class and Institutional Class shares of INVESCO Technology Fund ("Buying Fund"; AIM New Technology Fund and INVESCO Telecommunications Fund are each a "Fund"). This table assumes that only shareholders of these two Funds have approved the reorganization. Pro Forma Combined Expense Ratios of Buying Fund giving effect to the reorganization of these Funds into Buying Fund are also provided.

                                                                                        INVESCO
                                                                                TELECOMMUNICATIONS FUND
                                  AIM NEW TECHNOLOGY FUND                             SELLING FUND
                                       SELLING FUND                                 (AS OF 12/31/02)
                                     (AS OF 12/31/02)             ----------------------------------------------------
                            -----------------------------------                                               INVESTOR
                            CLASS A        CLASS B      CLASS C   CLASS A      CLASS B   CLASS C   CLASS K     CLASS
                            -------        -------      -------   -------      -------   -------   -------    --------
SHAREHOLDER FEES
  (fees paid directly from
  your investment)
Maximum Sales Charge
  (Load) Imposed on
  Purchases (as a
  percentage of offering
  price)..................  5.50%           None         None     5.50%          None     None      None        None
Maximum Deferred Sales
  Charge (Load)(1)........   None(2)(3)    5.00%        1.00%      None(2)(4)   5.00%    1.00%      None(5)     None
ANNUAL FUND OPERATING
  EXPENSES(6)
  (expenses are deducted
  from fund assets)
Management Fees...........  1.00%          1.00%        1.00%     0.65%         0.65%    0.65%     0.65%       0.65%
Distribution and Service
  (12b-1) Fees(7).........  0.35%          1.00%        1.00%     0.35%         1.00%    1.00%     0.45%       0.25%
Other Expenses............  1.31%          1.31%        1.31%     0.66%        10.50%    4.11%     2.20%       1.86%
Total Annual Fund
  Operating
  Expenses(8)(9)..........  2.66%          3.31%        3.31%     1.66%        12.15%    5.76%     3.30%       2.76%
Fee Waivers...............  0.66%          0.66%        0.66%      None         9.40%    3.01%     1.10%        None
Net Expenses..............  2.00%          2.65%        2.65%     1.66%         2.75%    2.75%     2.20%       2.76%

                                                            INVESCO TECHNOLOGY FUND
                                                                  BUYING FUND
                                                                (AS OF 3/31/03)
                                      -------------------------------------------------------------------
                                                                                 INSTITUTIONAL   INVESTOR
                                      CLASS A     CLASS B   CLASS C   CLASS K        CLASS        CLASS
                                      -------     -------   -------   -------    -------------   --------
SHAREHOLDER FEES
  (fees paid directly from your
  investment)
Maximum Sales Charge (Load) Imposed
  on Purchases (as a percentage of
  offering price)...................  5.50%        None      None      None          None          None
Maximum Deferred Sales Charge
  (Load)(1).........................   None(2)(4) 5.00%     1.00%      None(5)       None          None
ANNUAL FUND OPERATING EXPENSES(6)
  (expenses are deducted from fund
  assets)
Management Fees.....................  0.60%       0.60%     0.60%     0.60%         0.60%         0.60%
Distribution and Service (12b-1)
  Fees(7)...........................  0.35%       1.00%     1.00%     0.45%          None         0.25%
Other Expenses......................  0.56%       1.14%     2.35%     1.44%         0.30%         0.92%
Total Annual Fund Operating
  Expenses(9).......................  1.51%       2.74%     3.95%     2.49%         0.90%         1.77%
Fee Waivers/Reimbursements..........   None        None     1.20%     0.29%          None          None
Net Expenses........................  1.51%       2.74%     2.75%     2.20%         0.90%         1.77%

                                                   INVESCO TECHNOLOGY FUND PRO FORMA COMBINED
                                                                  BUYING FUND
                                                                (AS OF 3/31/03)
                                      --------------------------------------------------------------------
                                                                                  INSTITUTIONAL   INVESTOR
                                      CLASS A      CLASS B   CLASS C   CLASS K        CLASS        CLASS
                                      --------     -------   -------   -------    -------------   --------
SHAREHOLDER FEES
  (fees paid directly from your
  investment)
Maximum Sales Charge (Load) Imposed
  on Purchases (as a percentage of
  offering price)...................     5.50%      None      None      None          None          None
Maximum Deferred Sales Charge
  (Load)(1).........................      None(2)(4) 5.00%   1.00%      None(5)       None          None
ANNUAL FUND OPERATING EXPENSES(6)
  (expenses are deducted from fund
  assets)
Management Fees.....................     0.58%     0.58%     0.58%     0.58%         0.58%         0.58%
Distribution and Service (12b-1)
  Fees(7)...........................     0.35%     1.00%     1.00%     0.45%          None         0.25%
Other Expenses......................     1.01%     1.32%     2.17%     1.47%         0.31%         1.14%
Total Annual Fund Operating
  Expenses(9).......................     1.94%     2.90%     3.75%     2.50%         0.89%         1.97%
Fee Waivers/Reimbursements..........      None     0.15%     1.00%     0.55%          None         0.20%
Net Expenses........................     1.94%     2.75%     2.75%     1.95%         0.89%         1.77%

---------------

(1) For AIM New Technology Fund, calculated as a percentage of original purchase price or redemption proceeds, whichever is less. For INVESCO
    Telecommunications Fund, Buying Fund and Buying Fund Pro Forma Combined, calculated as a percentage of original purchase price.

(2) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(3) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) For qualified plans investing in Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within 12 months from the initial deposit in the plan's INVESCO account.

(5) For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within 12 months from the initial deposit in the plan's INVESCO account.

(6) There is no guarantee that actual expenses will be the same as those shown in the table.

(7) Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(8) AIM has contractually agreed to waive fees and/or reimburse expenses on AIM New Technology Fund (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 2.00% (e.g., if AIM waives 0.66% of Class A share expense, AIM will also waive 0.66% of Class B and Class C share expenses). The expense limitation agreement is in effect through December 31, 2004.

(9) INVESCO has contractually agreed to waive fees and bear any expenses on the INVESCO Telecommunications Fund and Buying Fund through April 30, 2004 to limit Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 2.10%, 2.75%, 2.75% and 2.20% on Class A, Class B, Class C and Class K shares, respectively. Further, INVESCO will limit Investor Class shares to 1.77% for one year from the closing of the reorganization. INVESCO has also voluntarily agreed to limit Total Annual Operating Expenses on the INVESCO Telecommunications Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 1.85%, 2.50%, 2.50%, 1.95% and 1.75% on Class A, Class B, Class C, Class K and Investor Class shares, respectively. INVESCO has also voluntarily agreed to limit Total Annual Operating Expenses on Buying Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 1.50%, 2.15%, 2.15% and 1.15% on Class A, Class B, Class C and the Institutional Class shares, respectively. Further, INVESCO will change the voluntary limit on Class K shares from 2.20% to 1.95% upon closing of the reorganization. The voluntary expense limitations cannot be revoked by INVESCO prior to May 2004. Effective June 1, 2002, INVESCO is entitled to reimbursement of any fees waived pursuant to this arrangement if such reimbursement does not cause the funds to exceed the current expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

EXPENSE EXAMPLE

     The Example is intended to help you compare the costs of investing in different classes of each Fund and Buying Fund with the cost of investing in other mutual funds. Pro Forma Combined costs of investing in different classes of Buying Fund giving effect to the reorganization of each Fund into Buying Fund are also provided. All costs are based upon the information set forth in the Fee Table above.

     The Example assumes that you invested $10,000 for the time periods indicated and shows the expenses that you would pay both if you redeem all of your shares at the end of those periods and if you do not redeem your shares. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                      ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                                      --------   -----------   ----------   ---------
AIM NEW TECHNOLOGY FUND (SELLING FUND)
Class A shares(1)
  Assuming complete redemption at end of period.....    $742       $1,272        $1,827      $3,332
  Assuming no redemption............................    $742       $1,272        $1,827      $3,332
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $768       $1,257        $1,870      $3,411
  Assuming no redemption(3).........................    $268       $  957        $1,670      $3,411
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $368       $  957        $1,670      $3,559
  Assuming no redemption............................    $268       $  957        $1,670      $3,559
INVESCO TELECOMMUNICATIONS FUND (SELLING FUND)
Class A shares(1)
  Assuming complete redemption at end of period.....    $709       $1,045        $1,403      $2,407
  Assuming no redemption............................    $709       $1,045        $1,403      $2,407
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $778       $2,888        $4,780      $7,273
  Assuming no redemption(3).........................    $278       $2,588        $4,580      $7,273
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $378       $1,447        $2,598      $5,401
  Assuming no redemption............................    $278       $1,447        $2,598      $5,401
Class K shares
  Assuming complete redemption at end of period.....    $223       $  913        $1,627      $3,520
  Assuming no redemption............................    $223       $  913        $1,627      $3,520
Investor Class shares
  Assuming complete redemption at end of period.....    $279       $  856        $1,459      $3,090
  Assuming no redemption............................    $279       $  856        $1,459      $3,090

                                                      ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                                      --------   -----------   ----------   ---------
INVESCO TECHNOLOGY FUND (BUYING FUND)
Class A shares(1)
  Assuming complete redemption at end of period.....    $695       $1,001        $1,328      $2,252
  Assuming no redemption............................    $695       $1,001        $1,328      $2,252
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $777       $1,150        $1,650      $2,773
  Assuming no redemption(3).........................    $277       $  850        $1,450      $2,773
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $378       $1,094        $1,928      $4,089
  Assuming no redemption............................    $278       $1,094        $1,928      $4,089
Class K shares
  Assuming complete redemption at end of period.....    $223       $  748        $1,300      $2,804
  Assuming no redemption............................    $223       $  748        $1,300      $2,804
Institutional Class shares
  Assuming complete redemption at end of period.....    $ 92       $  287        $  498      $1,108
  Assuming no redemption............................    $ 92       $  287        $  498      $1,108
Investor Class shares
  Assuming complete redemption at end of period.....    $180       $  557        $  959      $2,084
  Assuming no redemption............................    $180       $  557        $  959      $2,084
INVESCO TECHNOLOGY FUND PRO FORMA COMBINED (BUYING
  FUND)
Class A shares(1)
  Assuming complete redemption at end of period.....    $736       $1,126        $1,539      $2,690
  Assuming no redemption............................    $736       $1,126        $1,539      $2,690
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $778       $1,184        $1,715      $2,985
  Assuming no redemption(3).........................    $278       $  884        $1,515      $2,985
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $378       $1,055        $1,851      $3,929
  Assuming no redemption............................    $278       $1,055        $1,851      $3,929
Class K shares
  Assuming complete redemption at end of period.....    $198       $  726        $1,281      $2,795
  Assuming no redemption............................    $198       $  726        $1,281      $2,795
Institutional Class shares
  Assuming complete redemption at end of period.....    $ 91       $  284        $  493      $1,096
  Assuming no redemption............................    $ 91       $  284        $  493      $1,096
Investor Class shares
  Assuming complete redemption at end of period.....    $180       $  599        $1,044      $2,280
  Assuming no redemption............................    $180       $  599        $1,044      $2,280

---------------

(1) Assumes payment of maximum sales charge by the investor.

(2) Assumes payment of the applicable CDSC.

(3) Assumes conversion of Class B shares to Class shares at the end of the eighth year.

     THE EXAMPLE IS NOT A REPRESENTATION OF PAST OF FUTURE EXPENSES. EACH SELLING FUND'S AND BUYING FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OF LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT EACH SELLING FUND'S OR BUYING FUND'S PROJECTED OR ACTUAL PERFORMANCE.

     THE ACTUAL EXPENSES ATTRIBUTABLE TO EACH CLASS OF A FUND'S SHARES WILL DEPEND UPON, AMONG OTHER THINGS, THE LEVEL OF AVERAGE NET ASSETS AND THE EXTENT TO WHICH A FUND INCURS VARIABLE EXPENSES, SUCH AS TRANSFER AGENCY COSTS.

FEE TABLE

     This table compares the shareholder fees and annual operating expenses as a percentage of net assets ("Expense Ratios"), of Class A, Class B and Class C of AIM Global Science and Technology Fund, Class A, Class B, Class C, Class K and Investor Class of INVESCO Telecommunications Fund and Class A, Class B, Class C, Class K, Investor Class and Institutional Class of INVESCO Technology Fund ("Buying Fund"; AIM Global Science and Technology Fund and INVESCO Telecommunications Fund are each a "Fund"). This table assumes that only shareholders of these Funds have approved the reorganization. Pro Forma Combined Expense Ratios of Buying Fund giving effect to the reorganization of these Funds into Buying Fund are also provided.

                                    AIM GLOBAL SCIENCE AND
                                        TECHNOLOGY FUND                        INVESCO TELECOMMUNICATIONS FUND
                                         SELLING FUND                                   SELLING FUND
                                       (AS OF 10/31/03)                                (AS OF 3/31/03)
                               ---------------------------------   -------------------------------------------------------
                                                                                                                  INVESTOR
                               CLASS A         CLASS B   CLASS C   CLASS A         CLASS B   CLASS C   CLASS K     CLASS
                               -------         -------   -------   -------         -------   -------   -------    --------
SHAREHOLDER FEES
  (fees paid directly from
  your investment)
Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of offering
  price).....................  4.75%            None      None     5.50%             None     None      None        None
Maximum Deferred Sales Charge
  (Load)(1)..................   None(2)(3)     5.00%     1.00%      None(2)(4)      5.00%    1.00%      None(5)     None
ANNUAL FUND OPERATING
  EXPENSES(6)
  (expenses are deducted from
  fund assets)
Management Fees..............  0.97%           0.97%     0.97%     0.65%            0.65%    0.65%     0.65%       0.65%
Distribution and Service
  (12b-1) Fees(7)............  0.50%           1.00%     1.00%     0.35%            1.00%    1.00%     0.45%       0.25%
Other Expenses...............  1.09%           1.09%     1.09%     0.66%           10.50%    4.11%     2.20%       1.86%
Total Annual Fund Operating
  Expenses(8)(9).............  2.56%           3.06%     3.06%     1.66%           12.15%    5.76%     3.30%       2.76%
Fee Waivers..................  0.55%           0.55%     0.55%      None            9.40%    3.01%     1.10%        None
Net Expenses.................  2.01%           2.51%     2.51%     1.66%            2.75%    2.75%     2.20%       2.76%

                                             INVESCO TECHNOLOGY FUND
                                                   BUYING FUND
                                                 (AS OF 3/31/03)
                       -------------------------------------------------------------------
                                                                  INSTITUTIONAL   INVESTOR
                       CLASS A     CLASS B   CLASS C   CLASS K        CLASS        CLASS
                       -------     -------   -------   -------    -------------   --------
SHAREHOLDER FEES
  (fees paid directly
  from your
  investment)
Maximum Sales Charge
  (Load) Imposed on
  Purchases (as a
  percentage of
  offering price)....  5.50%        None      None      None          None          None
Maximum Deferred
  Sales Charge
  (Load)(1)..........   None(2)(4) 5.00%     1.00%      None(5)       None          None
ANNUAL FUND OPERATING
  EXPENSES(6)
  (expenses are
  deducted from fund
  assets)
Management Fees......  0.60%       0.60%     0.60%     0.60%         0.60%         0.60%
Distribution and
  Service (12b-1)
  Fees(7)............  0.35%       1.00%     1.00%     0.45%          None         0.25%
Other Expenses.......  0.56%       1.14%     2.35%     1.44%         0.30%         0.92%
Total Annual Fund
  Operating
  Expenses(9)........  1.51%       2.74%     3.95%     2.49%         0.90%         1.77%
Fee Waivers/
  Reimbursements.....   None        None     1.20%     0.29%          None          None
Net Expenses.........  1.51%       2.74%     2.75%     2.20%         0.90%         1.77%

                                   INVESCO TECHNOLOGY FUND PRO FORMA COMBINED
                                                   BUYING FUND
                                                 (AS OF 3/31/03)
                       -------------------------------------------------------------------
                                                                 INSTITUTIONAL    INVESTOR
                       CLASS A     CLASS B   CLASS C   CLASS K       CLASS         CLASS
                       -------     -------   -------   -------   -------------    --------
SHAREHOLDER FEES
  (fees paid directly
  from your
  investment)
Maximum Sales Charge
  (Load) Imposed on
  Purchases (as a
  percentage of
  offering price)....  5.50%        None      None      None         None           None
Maximum Deferred
  Sales Charge
  (Load)(1)..........   None(2)(4) 5.00%     1.00%      None(5)      None           None
ANNUAL FUND OPERATING
  EXPENSES(6)
  (expenses are
  deducted from fund
  assets)
Management Fees......  0.56%       0.56%     0.56%     0.56%        0.56%          0.56%
Distribution and
  Service (12b-1)
  Fees(7)............  0.35%       1.00%     1.00%     0.45%         None          0.25%
Other Expenses.......  1.11%       1.41%     2.03%     1.47%        0.31%          1.14%
Total Annual Fund
  Operating
  Expenses(9)........  2.02%       2.97%     3.59%     2.48%        0.87%          1.95%
Fee Waivers/
  Reimbursements.....   None       0.22%     0.84%     0.53%         None          0.18%
Net Expenses.........  2.02%       2.75%     2.75%     1.95%        0.87%          1.77%

---------------

(1) For AIM Global Science and Technology Fund, calculated as a percentage of original purchase price or redemption proceeds, whichever is less. For INVESCO Telecommunications Fund, Buying Fund and Buying Fund Pro Forma Combined, calculated as a percentage of original purchase price.

(2) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(3) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) For qualified plans investing in Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed with 12 months from the initial deposit in the plan's INVESCO account.

(5) For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% on you Class K shares if the plan is redeemed with 12 months from the initial deposit in the plan's INVESCO account.

(6) There is no guarantee that actual expenses will be the same as those shown in the table.

(7) Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(8) AIM has contractually agreed to limit Total Annual Fund Operating Expenses on AIM Global Science and Technology Fund (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) on Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. The expense limitation agreement is in effect through October 31, 2004.

(9) INVESCO has contractually agreed to waive fees and bear any expenses on the INVESCO Telecommunications Fund and Buying Fund through April 30, 2004 to limit Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 2.10%, 2.75%, 2.75% and 2.20% on Class A, Class B, Class C and Class K shares, respectively. Further, INVESCO will limit Investor Class shares to 1.77% for one year from the closing of the reorganization. INVESCO has also voluntarily agreed to limit Total Annual Operating Expenses on the INVESCO Telecommunications Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 1.85%, 2.50%, 2.50%, 1.95% and 1.75% on Class A, Class B, Class C, Class K and Investor Class shares, respectively. INVESCO has also voluntarily agreed to limit Total Annual Operating Expenses on Buying Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 1.50, 2.15%, 2.15% and 1.15% on Class A, Class B, Class C and the Institutional Class shares, respectively. Further, INVESCO will change the voluntary limit on Class K shares from 2.20% to 1.95% upon closing of the reorganization. The voluntary expense limitations cannot be revoked by INVESCO prior to May 2004. Effective June 1, 2002, INVESCO is entitled to reimbursement of any fees waived pursuant to this arrangement if such reimbursement does not cause the funds to exceed the current expense limitations and the reimbursement is made with three years after INVESCO incurred the expense.

EXPENSE EXAMPLE

     The Example is intended to help you compare the costs of investing in different classes of each Fund and Buying Fund with the cost of investing in other mutual funds. Pro Forma Combined costs of investing in different classes of Buying Fund giving effect to the reorganization of each Fund into Buying Fund are also provided. All costs are based upon the information set forth in the Fee Table above

     The Example assumes that you invested $10,000 for the time periods indicated and shows the expenses that you would pay both if you redeem all of your shares at the end of those periods and if you do not redeem your shares. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expenses reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                      ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                                      --------   -----------   ----------   ---------
AIM GLOBAL SCIENCE AND TECHNOLOGY FUND (SELLING
  FUND)
Class A shares(1)
  Assuming complete redemption at end of period.....    $669       $1,184        $1,724      $3,194
  Assuming no redemption............................    $669       $1,184        $1,724      $3,194
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $754       $1,194        $1,758      $3,219
  Assuming no redemption(3).........................    $254       $  894        $1,558      $3,219
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $354       $  894        $1,558      $3,336
  Assuming no redemption............................    $254       $  894        $1,558      $3,336
INVESCO TELECOMMUNICATIONS FUND
  (SELLING FUND)
Class A shares(1)
  Assuming complete redemption at end of period.....    $709       $1,045        $1,403      $2,407
  Assuming no redemption............................    $709       $1,045        $1,403      $2,407
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $778       $2,888        $4,780      $7,273
  Assuming no redemption(3).........................    $278       $2,588        $4,580      $7,273
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $378       $1,447        $2,598      $5,401
  Assuming no redemption............................    $278       $1,447        $2,598      $5,401
Class K shares
  Assuming complete redemption at end of period.....    $223       $  913        $1,627      $3,520
  Assuming no redemption............................    $223       $  913        $1,627      $3,520
Investor Class shares
  Assuming complete redemption at end of period.....    $279       $  856        $1,459      $3,090
  Assuming no redemption............................    $279       $  856        $1,459      $3,090

                                                      ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                                      --------   -----------   ----------   ---------
INVESCO TECHNOLOGY FUND
  (BUYING FUND)
Class A shares(1)
  Assuming complete redemption at end of period.....    $695       $1,001        $1,328      $2,252
  Assuming no redemption............................    $695       $1,001        $1,328      $2,252
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $777       $1,150        $1,650      $2,773
  Assuming no redemption(3).........................    $277       $  850        $1,450      $2,773
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $378       $1,094        $1,928      $4,089
  Assuming no redemption............................    $278       $1,094        $1,928      $4,089
Class K shares
  Assuming complete redemption at end of period.....    $223       $  748        $1,300      $2,804
  Assuming no redemption............................    $223       $  748        $1,300      $2,804
Institutional Class shares
  Assuming complete redemption at end of period.....    $ 92       $  287        $  498      $1,108
  Assuming no redemption............................    $ 92       $  287        $  498      $1,108
Investor Class shares
  Assuming complete redemption at end of period.....    $180       $  557        $  959      $2,084
  Assuming no redemption............................    $180       $  557        $  959      $2,084
INVESCO TECHNOLOGY FUND PRO FORMA COMBINED (BUYING
  FUND)
Class A shares(1)
  Assuming complete redemption at end of period.....    $744       $1,149        $1,578      $2,769
  Assuming no redemption............................    $744       $1,149        $1,578      $2,769
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $778       $1,198        $1,743      $3,053
  Assuming no redemption(3).........................    $278       $  898        $1,543      $3,053
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $378       $1,023        $1,788      $3,799
  Assuming no redemption............................    $278       $1,023        $1,788      $3,799
Class K shares
  Assuming complete redemption at end of period.....    $198       $  722        $1,273      $2,776
  Assuming no redemption............................    $198       $  722        $1,273      $2,776
Institutional Class shares
  Assuming complete redemption at end of period.....    $ 89       $  278        $  482      $1,073
  Assuming no redemption............................    $ 89       $  278        $  482      $1,073
Investor Class shares
  Assuming complete redemption at end of period.....    $180       $  595        $1,035      $2,260
  Assuming no redemption............................    $180       $  595        $1,035      $2,260

---------------

(1) Assumes payment of maximum sales charge by the investor.

(2) Assumes payment of the applicable CDSC.

(3) Assumes conversion of Class B shares to Class shares at the end of the eighth year.

     THE EXAMPLE IS NOT A REPRESENTATION OF PAST OF FUTURE EXPENSES. EACH SELLING FUND'S AND BUYING FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OF LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT EACH SELLING FUND'S OR BUYING FUND'S PROJECTED OR ACTUAL PERFORMANCE.

     THE ACTUAL EXPENSES ATTRIBUTABLE TO EACH CLASS OF A FUND'S SHARES WILL DEPEND UPON, AMONG OTHER THINGS, THE LEVEL OF AVERAGE NET ASSETS AND THE EXTENT TO WHICH A FUND INCURS VARIABLE EXPENSES, SUCH AS TRANSFER AGENCY COSTS.

FEE TABLE

     This table compares the shareholder fees and annual operating expenses as a percentage of net assets ("Expense Ratios"), of Class A, Class B, Class C, Class K and Investor Class of INVESCO Telecommunications Fund ("Fund") and Class A, Class B, Class C, Class K, Investor Class and Institutional Class of INVESCO Technology Fund ("Buying Fund"). This table assumes that only shareholders of this Fund has approved the reorganization. Pro Forma Combined Expense Ratios of Buying Fund giving effect to the reorganization of this Fund into Buying Fund are also provided.

                                                INVESCO TELECOMMUNICATIONS FUND                  INVESCO TECHNOLOGY FUND
                                                         SELLING FUND                                  BUYING FUND
                                                        (AS OF 3/31/03)                              (AS OF 3/31/03)
                                     -----------------------------------------------------   --------------------------------
                                                                                  INVESTOR
                                     CLASS A        CLASS B   CLASS C   CLASS K    CLASS     CLASS A        CLASS B   CLASS C
                                     -------        -------   -------   -------   --------   -------        -------   -------
SHAREHOLDER FEES
 (fees paid directly from your
 investment)
Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of
 offering price)...................  5.50%            None     None      None       None     5.50%           None      None
Maximum Deferred Sales Charge
 (Load)(1).........................   None(2)(3)     5.00%    1.00%      None(4)    None      None(2)(3)    5.00%     1.00%
ANNUAL FUND OPERATING EXPENSES(5)
 (expenses are deducted from fund
 assets)
Management Fees....................  0.65%           0.65%    0.65%     0.65%      0.65%     0.60%          0.60%     0.60%
Distribution and Service (12b-1)
 Fees(6)...........................  0.35%           1.00%    1.00%     0.45%      0.25%     0.35%          1.00%     1.00%
Other Expenses.....................  0.66%          10.50%    4.11%     2.20%      1.86%     0.56%          1.14%     2.35%
Total Annual Fund Operating
 Expenses(7).......................  1.66%          12.15%    5.76%     3.30%      2.76%     1.51%          2.74%     3.95%
Fee Waiver.........................   None           9.40%    3.01%     1.10%       None      None           None     1.20%
Net Expenses.......................  1.66%           2.75%    2.75%     2.20%      2.76%     1.51%          2.74%     2.75%

                                          INVESCO TECHNOLOGY FUND
                                                BUYING FUND
                                              (AS OF 3/31/03)
                                     ----------------------------------
                                               INSTITUTIONAL   INVESTOR
                                     CLASS K       CLASS        CLASS
                                     -------   -------------   --------
SHAREHOLDER FEES
 (fees paid directly from your
 investment)
Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of
 offering price)...................   None         None          None
Maximum Deferred Sales Charge
 (Load)(1).........................   None(4)      None          None
ANNUAL FUND OPERATING EXPENSES(5)
 (expenses are deducted from fund
 assets)
Management Fees....................  0.60%        0.60%         0.60%
Distribution and Service (12b-1)
 Fees(6)...........................  0.45%         None         0.25%
Other Expenses.....................  1.44%        0.30%         0.92%
Total Annual Fund Operating
 Expenses(7).......................  2.49%        0.90%         1.77%
Fee Waiver.........................  0.29%         None          None
Net Expenses.......................  2.20%        0.90%         1.77%

                                                   INVESCO TECHNOLOGY FUND PRO FORMA COMBINED
                                                                   BUYING FUND
                                                                 (AS OF 3/31/03)
                                ---------------------------------------------------------------------------------
                                CLASS A        CLASS B   CLASS C   CLASS K   INSTITUTIONAL CLASS   INVESTOR CLASS
                                -------        -------   -------   -------   -------------------   --------------
SHAREHOLDER FEES
  (fees paid directly from
  your investment)
Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of offering
  price)......................   5.50%          None      None       None           None                None
Maximum Deferred Sales Charge
  (Load)(1)...................    None(2)(3)   5.00%     1.00%       None(4)        None                None
ANNUAL FUND OPERATING
  EXPENSES(5)
  (expenses are deducted from
  fund assets)
Management Fees...............   0.58%         0.58%     0.58%      0.58%          0.58%               0.58%
Distribution and Service
  (12b-1) Fees(6).............   0.35%         1.00%     1.00%      0.45%           None               0.25%
Other Expenses................   0.53%         0.94%     2.76%      1.47%          0.32%               1.14%
Total Annual Fund Operating
  Expenses(7).................   1.46%         2.52%     4.34%      2.50%          0.90%               1.97%
Fee Waivers...................    None          None     1.59%      0.55%           None               0.20%
Net Expenses..................   1.46%         2.52%     2.75%      1.95%          0.90%               1.77%

---------------

(1) For INVESCO Telecommunications Fund, Buying Fund and Buying Fund Pro Forma Combined, calculated as a percentage of original purchase price.

(2) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(3) For qualified plans investing in Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed with 12 months from the initial deposit in the plan's INVESCO account.

(4) For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% on you Class K shares if the plan is redeemed with 12 months from the initial deposit in the plan's INVESCO account.

(5) There is no guarantee that actual expenses will be the same as those shown in the table.

(6) Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(7) INVESCO has contractually agreed to waive fees and bear any expenses on the INVESCO Telecommunications Fund and Buying Fund through April 30, 2004 to limit Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 2.10%, 2.75%, 2.75% and 2.20% on Class A, Class B, Class C and Class K shares, respectively. Further, INVESCO will limit Investor Class shares to 1.77% for one year from the closing of the reorganization. INVESCO has also voluntarily agreed to limit Total Annual Operating Expenses on the INVESCO Telecommunications Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 1.85%, 2.50%, 2.50%, 1.95% and 1.75% on Class A, Class B, Class C, Class K and Investor Class shares, respectively. INVESCO has also voluntarily agreed to limit Total Annual Operating Expenses on Buying Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 1.50, 2.15%, 2.15% and 1.15% on Class A, Class B, Class C and the Institutional Class shares, respectively. Further, INVESCO will change the voluntary limit on Class K shares from 2.20% to 1.95% upon closing of the reorganization. The voluntary expense limitations cannot be revoked by INVESCO prior to May 2004. Effective June 1, 2002, INVESCO is entitled to reimbursement of any fees waived pursuant to this arrangement if such reimbursement does not cause the funds to exceed the current expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

EXPENSE EXAMPLE

     The Example is intended to help you compare the costs of investing in different classes of Fund and Buying Fund with the cost of investing in other mutual funds. Pro Forma Combined costs of investing in different classes of Buying Fund giving effect to the reorganization of Fund into Buying Fund are also provided. All costs are based upon the information set forth in the Fee Table above.

     The Example assumes that you invested $10,000 for the time periods indicated and shows the expenses that you would pay both if you redeem all of your shares at the end of those periods and if you do not redeem your shares. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expenses reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                      ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                                      --------   -----------   ----------   ---------
INVESCO TELECOMMUNICATIONS FUND (SELLING FUND)
Class A shares(1)
  Assuming complete redemption at end of period.....    $709       $1,045        $1,403      $2,407
  Assuming no redemption............................    $709       $1,045        $1,403      $2,407
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $778       $2,888        $4,780      $7,273
  Assuming no redemption(3).........................    $278       $2,588        $4,580      $7,273
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $378       $1,447        $2,598      $5,401
  Assuming no redemption............................    $278       $1,447        $2,598      $5,401
Class K shares
  Assuming complete redemption at end of period.....    $223       $  913        $1,627      $3,520
  Assuming no redemption............................    $223       $  913        $1,627      $3,520
Investor Class shares
  Assuming complete redemption at end of period.....    $279       $  856        $1,459      $3,090
  Assuming no redemption............................    $279       $  856        $1,459      $3,090
INVESCO TECHNOLOGY FUND (BUYING FUND)
Class A shares(1)
  Assuming complete redemption at end of period.....    $695       $1,001        $1,328      $2,252
  Assuming no redemption............................    $695       $1,001        $1,328      $2,252
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $777       $1,150        $1,650      $2,773
  Assuming no redemption(3).........................    $277       $  850        $1,450      $2,773
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $378       $1,094        $1,928      $4,089
  Assuming no redemption............................    $278       $1,094        $1,928      $4,089
Class K shares
  Assuming complete redemption at end of period.....    $223       $  748        $1,300      $2,804
  Assuming no redemption............................    $223       $  748        $1,300      $2,804

                                                      ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                                      --------   -----------   ----------   ---------
Institutional Class shares
  Assuming complete redemption at end of period.....    $ 92       $  287        $  498      $1,108
  Assuming no redemption............................    $ 92       $  287        $  498      $1,108
Investor Class shares
  Assuming complete redemption at end of period.....    $180       $  557        $  959      $2,084
  Assuming no redemption............................    $180       $  557        $  959      $2,084
INVESCO TECHNOLOGY FUND PRO FORMA COMBINED (BUYING
  FUND)
Class A shares(1)
  Assuming complete redemption at end of period.....    $690       $  986        $1,304      $2,200
  Assuming no redemption............................    $690       $  986        $1,304      $2,200
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $755       $1,085        $1,540      $2,595
  Assuming no redemption(3).........................    $255       $  785        $1,340      $2,595
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $378       $1,171        $2,077      $4,393
  Assuming no redemption............................    $278       $1,171        $2,077      $4,393
Class K shares
  Assuming complete redemption at end of period.....    $198       $  726        $1,281      $2,795
  Assuming no redemption............................    $198       $  726        $1,281      $2,795
Institutional Class shares
  Assuming complete redemption at end of period.....    $ 92       $  287        $  498      $1,108
  Assuming no redemption............................    $ 92       $  287        $  498      $1,108
Investor Class shares
  Assuming complete redemption at end of period.....    $180       $  599        $1,044      $2,280
  Assuming no redemption............................    $180       $  599        $1,044      $2,280

---------------

(1) Assumes payment of maximum sales charge by the investor.

(2) Assumes payment of the applicable CDSC.

(3) Assumes conversion of Class B shares to Class shares at the end of the eighth year.

     THE EXAMPLE IS NOT A REPRESENTATION OF PAST OF FUTURE EXPENSES. EACH SELLING FUND'S AND BUYING FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OF LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT A SELLING FUND'S OR BUYING FUND'S PROJECTED OR ACTUAL PERFORMANCE.

     THE ACTUAL EXPENSES ATTRIBUTABLE TO EACH CLASS OF A FUND'S SHARES WILL DEPEND UPON, AMONG OTHER THINGS, THE LEVEL OF AVERAGE NET ASSETS AND THE EXTENT TO WHICH A FUND INCURS VARIABLE EXPENSES, SUCH AS TRANSFER AGENCY COSTS.

FEE TABLE

     This table compares the shareholder fees and annual operating expenses as a percentage of net assets ("Expense Ratios"), of Class A, Class B and Class C of AIM New Technology Fund ("Fund") and Class A, Class B, Class C, Class K, Investor Class and Institutional Class of INVESCO Technology Fund ("Buying Fund"). This table assumes that only shareholders of this Fund has approved the reorganization. Pro Forma Combined Expense Ratios of Buying Fund giving effect to the reorganization of Fund into Buying Fund are also provided.

                                                                    AIM NEW TECHNOLOGY FUND
                                                                          SELLING FUND
                                                                        (AS OF 12/31/02)
                                                              ------------------------------------
                                                              CLASS A          CLASS B     CLASS C
                                                              -------          -------     -------
SHAREHOLDER FEES
  (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price).............................  5.50%             None        None
Maximum Deferred Sales Charge (Load)(1).....................   None(2)(3)      5.00%       1.00%
ANNUAL FUND OPERATING EXPENSES(6)
  (expenses are deducted from fund assets)
Management Fees.............................................  1.00%            1.00%       1.00%
Distribution and Service (12b-1) Fees(7)....................  0.35%            1.00%       1.00%
Other Expenses..............................................  1.31%            1.31%       1.31%
Total Annual Fund Operating Expenses(8).....................  2.66%            3.31%       3.31%
Fee Waivers.................................................  0.66%            0.66%       0.66%
Net Expenses................................................  2.00%            2.65%       2.65%

                                              INVESCO TECHNOLOGY FUND
                                                    BUYING FUND
                                                  (AS OF 3/31/03)
                       ---------------------------------------------------------------------
                                                                  INSTITUTIONAL     INVESTOR
                       CLASS A      CLASS B   CLASS C   CLASS K       CLASS          CLASS
                       -------      -------   -------   -------   -------------     --------
SHAREHOLDER FEES
  (fees paid directly
  from your
  investment)
Maximum Sales Charge
  (Load) Imposed on
  Purchases (as a
  percentage of
  offering price)....  5.50%         None      None      None         None            None
Maximum Deferred
  Sales Charge
  (Load)(1)..........   None(2)(4)  5.00%     1.00%      None(5)      None            None
ANNUAL FUND OPERATING
  EXPENSES(6)
  (expenses are
  deducted from fund
  assets)
Management Fees......  0.60%        0.60%     0.60%     0.60%        0.60%           0.60%
Distribution and
  Service (12b-1)
  Fees(7)............  0.35%        1.00%     1.00%     0.45%         None           0.25%
Other Expenses.......  0.56%        1.14%     2.35%     1.44%        0.30%           0.92%
Total Annual Fund
  Operating
  Expenses(9)........  1.51%        2.74%     3.95%     2.49%        0.90%           1.77%
Fee Waivers..........   None         None     1.20%     0.29%         None            None
Net Expenses.........  1.51%        2.74%     2.75%     2.20%        0.90%           1.77%

                                   INVESCO TECHNOLOGY FUND PRO FORMA COMBINED
                                                   BUYING FUND
                                                 (AS OF 3/31/03)
                       -------------------------------------------------------------------
                                                                  INSTITUTIONAL   INVESTOR
                       CLASS A      CLASS B   CLASS C   CLASS K       CLASS        CLASS
                       -------      -------   -------   -------   -------------   --------
SHAREHOLDER FEES
  (fees paid directly
  from your
  investment)
Maximum Sales Charge
  (Load) Imposed on
  Purchases (as a
  percentage of
  offering price)....  5.50%         None      None      None         None          None
Maximum Deferred
  Sales Charge
  (Load)(1)..........   None(2)(4)  5.00%     1.00%      None(5)      None          None
ANNUAL FUND OPERATING
  EXPENSES(6)
  (expenses are
  deducted from fund
  assets)
Management Fees......  0.60%        0.60%     0.60%     0.60%        0.60%         0.60%
Distribution and
  Service (12b-1)
  Fees(7)............  0.35%        1.00%     1.00%     0.45%         None         0.25%
Other Expenses.......  1.03%        1.33%     1.77%     1.45%        0.32%         0.93%
Total Annual Fund
  Operating
  Expenses(9)........  1.98%        2.93%     3.37%     2.50%        0.92%         1.78%
Fee Waivers..........   None        0.18%     0.62%     0.55%         None         0.01%
Net Expenses.........  1.98%        2.75%     2.75%     1.95%        0.92%         1.77%

---------------

(1) For AIM New Technology Fund, calculated as a percentage of original purchase price or redemption proceeds, whichever is less. For Buying Fund and Buying Fund Pro Forma Combined, calculated as a percentage of original purchase price.

(2) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(3) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) For qualified plans investing in Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed with 12 months from the initial deposit in the plan's INVESCO account.

(5) For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% on you Class K shares if the plan is redeemed with 12 months from the initial deposit in the plan's INVESCO account.

(6) There is no guarantee that actual expenses will be the same as those shown in the table.

(7) Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(8) AIM has contractually agreed to waive fees and/or reimburse expenses on AIM New Technology Fund (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 2.00% (e.g., if AIM waives 0.66% of Class A share expense, AIM will also waive 0.66% of Class B and Class C share expenses). The expense limitation agreement is in effect through December 31, 2004.

(9) INVESCO has contractually agreed to waive fees and bear any expenses on Buying Fund through April 30, 2004 to limit Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 2.10%, 2.75%, 2.75% and 2.20% on Class A, Class B, Class C and Class K shares, respectively. Further, INVESCO will limit Investor Class shares to 1.77% for one year from the closing of the reorganization. INVESCO has also voluntarily agreed to limit Total Annual Operating Expenses on Buying Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 1.50%, 2.15%, 2.15% and 1.15% on Class A, Class B, Class C and the Institutional Class shares, respectively. Further, INVESCO will change the voluntary limit on Class K shares from 2.20% to 1.95% upon closing of the reorganization. The voluntary expense limitations cannot be revoked by INVESCO prior to May 2004. Effective June 1, 2002, INVESCO is entitled to reimbursement of any fees waived pursuant to this arrangement if such reimbursement does not cause the funds to exceed the current expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

EXPENSE EXAMPLE

     The Example is intended to help you compare the costs of investing in different classes of Fund and Buying Fund with the cost of investing in other mutual funds. Pro Forma Combined costs of investing in different classes of Buying Fund giving effect to the reorganization of Fund into Buying Fund are also provided. All costs are based upon the information set forth in the Fee Table above.

     The Example assumes that you invested $10,000 for the time periods indicated and shows the expenses that you would pay both if you redeem all of your shares at the end of those periods and if you do not redeem your shares. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expenses reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                      ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                                      --------   -----------   ----------   ---------
AIM NEW TECHNOLOGY FUND (SELLING FUND)
Class A shares(1)
  Assuming complete redemption at end of period.....    $742       $1,272        $1,827      $3,332
  Assuming no redemption............................    $742       $1,272        $1,827      $3,332
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $768       $1,257        $1,870      $3,411
  Assuming no redemption(3).........................    $268       $  957        $1,670      $3,411
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $368       $  957        $1,670      $3,559
  Assuming no redemption............................    $268       $  957        $1,670      $3,559
INVESCO TECHNOLOGY FUND (BUYING FUND)
Class A shares(1)
  Assuming complete redemption at end of period.....    $695       $1,001        $1,328      $2,252
  Assuming no redemption............................    $695       $1,001        $1,328      $2,252
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $777       $1,150        $1,650      $2,773
  Assuming no redemption(3).........................    $277       $  850        $1,450      $2,773
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $378       $1,094        $1,928      $4,089
  Assuming no redemption............................    $278       $1,094        $1,928      $4,089
Class K shares
  Assuming complete redemption at end of period.....    $223       $  748        $1,300      $2,804
  Assuming no redemption............................    $223       $  748        $1,300      $2,804
Institutional Class shares
  Assuming complete redemption at end of period.....    $ 92       $  287        $  498      $1,108
  Assuming no redemption............................    $ 92       $  287        $  498      $1,108
Investor Class shares
  Assuming complete redemption at end of period.....    $180       $  557        $  959      $2,084
  Assuming no redemption............................    $180       $  557        $  959      $2,084

                                                      ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                                      --------   -----------   ----------   ---------
INVESCO TECHNOLOGY FUND PRO FORMA COMBINED (BUYING
  FUND)
Class A shares(1)
  Assuming complete redemption at end of period.....    $740       $1,137        $1,559      $2,729
  Assuming no redemption............................    $740       $1,137        $1,559      $2,729
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $778       $1,190        $1,727      $3,015
  Assuming no redemption(3).........................    $278       $  890        $1,527      $3,015
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $378       $  979        $1,702      $3,616
  Assuming no redemption............................    $278       $  979        $1,702      $3,616
Class K shares
  Assuming complete redemption at end of period.....    $198       $  726        $1,281      $2,795
  Assuming no redemption............................    $198       $  726        $1,281      $2,795
Institutional Class shares
  Assuming complete redemption at end of period.....    $ 94       $  293        $  509      $1,131
  Assuming no redemption............................    $ 94       $  293        $  509      $1,131
Investor Class shares
  Assuming complete redemption at end of period.....    $180       $  559        $  964      $2,094
  Assuming no redemption............................    $180       $  559        $  964      $2,094

---------------

(1) Assumes payment of maximum sales charge by the investor.

(2) Assumes payment of the applicable CDSC.

(3) Assumes conversion of Class B shares to Class shares at the end of the eighth year.

     THE EXAMPLE IS NOT A REPRESENTATION OF PAST OF FUTURE EXPENSES. EACH SELLING FUND'S AND BUYING FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OF LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT A SELLING FUND'S OR BUYING FUND'S PROJECTED OR ACTUAL PERFORMANCE.

     THE ACTUAL EXPENSES ATTRIBUTABLE TO EACH CLASS OF A FUND'S SHARES WILL DEPEND UPON, AMONG OTHER THINGS, THE LEVEL OF AVERAGE NET ASSETS AND THE EXTENT TO WHICH A FUND INCURS VARIABLE EXPENSES, SUCH AS TRANSFER AGENCY COSTS.

FEE TABLE

     This table compares the shareholder fees and annual operating expenses as a percentage of net assets ("Expense Ratios"), of Class A, Class B and Class C of AIM Global Science and Technology Fund ("Fund") and Class A, Class B, Class C, Class K, Investor Class and Institutional Class of INVESCO Technology Fund ("Buying Fund"). This table assumes that only shareholders of this Fund has approved the reorganization. Pro Forma Combined Expense Ratios of Buying Fund giving effect to the reorganization of Fund into Buying Fund are also provided.

                                                                       AIM GLOBAL SCIENCE
                                                                      AND TECHNOLOGY FUND
                                                                          SELLING FUND
                                                                        (AS OF 10/31/02)
                                                              ------------------------------------
                                                              CLASS A         CLASS B      CLASS C
                                                              -------         -------      -------
SHAREHOLDER FEES
  (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price).............................  4.75%            None         None
Maximum Deferred Sales Charge (Load)(1).....................   None(2)(3)     5.00%        1.00%
ANNUAL FUND OPERATING EXPENSES(6)
  (expenses are deducted from fund assets)
Management Fees.............................................  0.97%           0.97%        0.97%
Distribution and Service (12b-1) Fees(7)....................  0.50%           1.00%        1.00%
Other Expenses..............................................  1.09%           1.09%        1.09%
Total Annual Fund Operating Expenses(8).....................  2.56%           3.06%        3.06%
Fee Waivers.................................................  0.55%           0.55%        0.55%
Net Expenses................................................  2.01%           2.51%        2.51%

                                                INVESCO TECHNOLOGY FUND
                                                      BUYING FUND
                                                    (AS OF 3/31/03)
                       -------------------------------------------------------------------------
                                                                        INSTITUTIONAL   INVESTOR
                       CLASS A         CLASS B   CLASS C   CLASS K          CLASS        CLASS
                       -------         -------   -------   -------      -------------   --------
SHAREHOLDER FEES
  (fees paid directly
  from your
  investment)
Maximum Sales Charge
  (Load) Imposed on
  Purchases (as a
  percentage of
  offering price)....  5.50%            None      None      None            None          None
Maximum Deferred
  Sales Charge
  (Load)(1)..........   None(2)(4)     5.00%     1.00%      None(5)         None          None
ANNUAL FUND OPERATING
  EXPENSES(6)
  (expenses are
  deducted from fund
  assets)
Management Fees......  0.60%           0.60%     0.60%     0.60%           0.60%         0.60%
Distribution and
  Service (12b-1)
  Fees(7)............  0.35%           1.00%     1.00%     0.45%            None         0.25%
Other Expenses.......  0.56%           1.14%     2.35%     1.44%           0.30%         0.92%
Total Annual Fund
Operating
  Expenses(9)........  1.51%           2.74%     3.95%     2.49%           0.90%         1.77%
Fee Waivers..........   None            None     1.20%     0.29%            None          None
Net Expenses.........  1.51%           2.74%     2.75%     2.20%           0.90%         1.77%

                                        INVESCO TECHNOLOGY FUND PRO FORMA COMBINED
                                                       BUYING FUND
                                                     (AS OF 3/31/03)
                       ----------------------------------------------------------------------------
                                                                           INSTITUTIONAL   INVESTOR
                       CLASS A         CLASS B   CLASS C   CLASS K             CLASS        CLASS
                       -------         -------   -------   -------         -------------   --------
SHAREHOLDER FEES
  (fees paid directly
  from your
  investment)
Maximum Sales Charge
  (Load) Imposed on
  Purchases (as a
  percentage of
  offering price)....  5.50%            None      None      None               None          None
Maximum Deferred
  Sales Charge
  (Load)(1)..........   None(2)(4)     5.00%     1.00%      None(5)            None          None
ANNUAL FUND OPERATING
  EXPENSES(6)
  (expenses are
  deducted from fund
  assets)
Management Fees......  0.58%           0.58%     0.58%     0.58%              0.58%         0.58%
Distribution and
  Service (12b-1)
  Fees(7)............  0.35%           1.00%     1.00%     0.45%               None         0.25%
Other Expenses.......  1.11%           1.41%     1.79%     1.44%              0.31%         0.92%
Total Annual Fund
Operating
  Expenses(9)........  2.04%           2.99%     3.37%     2.47%              0.89%         1.75%
Fee Waivers..........   None           0.24%     0.62%     0.52%               None          None
Net Expenses.........  2.04%           2.75%     2.75%     1.95%              0.89%         1.75%

---------------

(1) For AIM Global Science and Technology Fund, calculated as a percentage of original purchase price or redemption proceeds, whichever is less. For Buying Fund and Buying Fund Pro Forma Combined, calculated as a percentage of original purchase price.

(2) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(3) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) For qualified plans investing in Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed with 12 months from the initial deposit in the plan's INVESCO account.

(5) For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% on you Class K shares if the plan is redeemed with 12 months from the initial deposit in the plan's INVESCO account.

(6) There is no guarantee that actual expenses will be the same as those shown in the table.

(7) Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(8) AIM has contractually agreed to limit Total Annual Fund Operating Expenses on AIM Global Science and Technology Fund (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) on Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. The expense limitation agreement is in effect through October 31, 2004.

(9) INVESCO has contractually agreed to waive fees and bear any expenses on Buying Fund through April 30, 2004 to limit Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 2.10%, 2.75%, 2.75% and 2.20% on Class A, Class B, Class C and Class K shares, respectively. Further, INVESCO will limit Investor Class shares to 1.77% for one year from the closing of the reorganization. INVESCO has voluntarily agreed to limit Total Annual Operating Expenses on Buying Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 1.50%, 2.15%, 2.15% and 1.15% on Class A, Class B, Class C and the Institutional Class shares, respectively. Further, INVESCO will change the voluntary limit on Class K shares from 2.20% to 1.95% upon closing of the reorganization. The voluntary expense limitations cannot be revoked by INVESCO prior to May 2004. Effective June 1, 2002, INVESCO is entitled to reimbursement of any fees waived pursuant to this arrangement if such reimbursement does not cause the funds to exceed the current expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

EXPENSE EXAMPLE

     The Example is intended to help you compare the costs of investing in different classes of Fund and Buying Fund with the cost of investing in other mutual funds. Pro Forma Combined costs of investing in different classes of Buying Fund giving effect to the reorganization of Fund into Buying Fund are also provided. All costs are based upon the information set forth in the Fee Table above.

     The Example assumes that you invested $10,000 for the time periods indicated and shows the expenses that you would pay both if you redeem all of your shares at the end of those periods and if you do not redeem your shares. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expenses reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                      ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                                      --------   -----------   ----------   ---------
AIM GLOBAL SCIENCE AND TECHNOLOGY FUND (SELLING
  FUND)
Class A shares(1)
  Assuming complete redemption at end of period.....    $669       $1,184        $1,724      $3,194
  Assuming no redemption............................    $669       $1,184        $1,724      $3,194
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $754       $1,194        $1,758      $3,219
  Assuming no redemption(3).........................    $254       $  894        $1,558      $3,219
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $354       $  894        $1,558      $3,336
  Assuming no redemption............................    $254       $  894        $1,558      $3,336
INVESCO TECHNOLOGY FUND (BUYING FUND)
Class A shares(1)
  Assuming complete redemption at end of period.....    $695       $1,001        $1,328      $2,252
  Assuming no redemption............................    $695       $1,001        $1,328      $2,252
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $777       $1,150        $1,650      $2,773
  Assuming no redemption(3).........................    $277       $  850        $1,450      $2,773
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $378       $1,094        $1,928      $4,089
  Assuming no redemption............................    $278       $1,094        $1,928      $4,089
Class K shares
  Assuming complete redemption at end of period.....    $223       $  748        $1,300      $2,804
  Assuming no redemption............................    $223       $  748        $1,300      $2,804
Institutional Class shares
  Assuming complete redemption at end of period.....    $ 92       $  287        $  498      $1,108
  Assuming no redemption............................    $ 92       $  287        $  498      $1,108
Investor Class shares
  Assuming complete redemption at end of period.....    $180       $  557        $  959      $2,084
  Assuming no redemption............................    $180       $  557        $  959      $2,084

                                                      ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                                      --------   -----------   ----------   ---------
INVESCO TECHNOLOGY FUND PRO FORMA COMBINED (BUYING
  FUND)
Class A shares(1)
  Assuming complete redemption at end of period.....    $746       $1,154        $1,588      $2,789
  Assuming no redemption............................    $746       $1,154        $1,588      $2,789
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $778       $1,202        $1,751      $3,068
  Assuming no redemption(3).........................    $278       $  902        $1,551      $3,068
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $378       $  979        $1,702      $3,616
  Assuming no redemption............................    $278       $  979        $1,702      $3,616
Class K shares
  Assuming complete redemption at end of period.....    $198       $  720        $1,269      $2,767
  Assuming no redemption............................    $198       $  720        $1,269      $2,767
Institutional Class shares
  Assuming complete redemption at end of period.....    $ 91       $  284        $  493      $1,096
  Assuming no redemption............................    $ 91       $  284        $  493      $1,096
Investor Class shares
  Assuming complete redemption at end of period.....    $178       $  551        $  949      $2,062
  Assuming no redemption............................    $178       $  551        $  949      $2,062

---------------

(1) Assumes payment of maximum sales charge by the investor.

(2) Assumes payment of the applicable CDSC.

(3) Assumes conversion of Class B shares to Class shares at the end of the eighth year.

     THE EXAMPLE IS NOT A REPRESENTATION OF PAST OF FUTURE EXPENSES. EACH SELLING FUND'S AND BUYING FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OF LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT A SELLING FUND'S OR BUYING FUND'S PROJECTED OR ACTUAL PERFORMANCE.

     THE ACTUAL EXPENSES ATTRIBUTABLE TO EACH CLASS OF A FUND'S SHARES WILL DEPEND UPON, AMONG OTHER THINGS, THE LEVEL OF AVERAGE NET ASSETS AND THE EXTENT TO WHICH A FUND INCURS VARIABLE EXPENSES, SUCH AS TRANSFER AGENCY COSTS.

                                   EXHIBIT D

                           TRUSTEE COMPENSATION TABLE

     Set forth below is information regarding compensation paid or accrued for each AIM trustee of each AIM Trust who was not affiliated with AIM during the year ended December 31, 2002.

                               AGGREGATE COMPENSATION
                                 FROM AIM TRUST(1)                                               TOTAL
                               ----------------------                           ESTIMATED     COMPENSATION
                                              AIM       RETIREMENT BENEFITS      ANNUAL         FROM ALL
                               AIM FUNDS   INVESTMENT     ACCRUED BY ALL      BENEFITS UPON       AIM
NAME OF TRUSTEE                  GROUP       FUNDS         AIM FUNDS(2)       RETIREMENT(3)     FUNDS(4)
---------------                ---------   ----------   -------------------   -------------   ------------
Frank S. Bayley..............   $20,222      $7,460          $142,800            $90,000        $150,000
Bruce L. Crockett............    20,094       7,413            50,132             90,000         149,000
Owen Daly II(5)..............         0       1,047            40,045             75,000             -0-
Albert R. Dowden.............    20,222       7,460            57,955             90,000         150,000
Edward K. Dunn, Jr. .........    20,094       7,413            94,149             90,000         149,000
Jack M. Fields...............    20,222       7,460            29,153             90,000         153,000
Carl Frischling(6)...........    20,222       7,460            74,511             90,000         150,000
Prema Mathai-Davis...........    20,222       7,460            33,931             90,000         150,000
Lewis F. Pennock.............    20,811       7,676            54,802             90,000         154,000
Ruth H. Quigley..............    20,222       7,460           142,502             90,000         153,000
Louis S. Sklar...............    20,683       7,629            78,500             90,000         153,000

---------------

(1) Amounts shown are based on the fiscal years ended October 31, 2002 and December 31, 2002 for AIM Investment Funds and AIM Funds Group, respectively. The total amount of compensation deferred by all trustees of AIM Investment Funds during the fiscal year ended October 31, 2002, including earnings, was $34,109. The total amount of compensation deferred by all trustees of AIM Funds Group during the fiscal year ended December 31, 2002, including earnings, was $89,867.

(2) During the fiscal year ended October 31, 2002, the total amount of expenses allocated to AIM Investment Funds in respect of such retirement benefits was $3,876. During the fiscal year ended December 31, 2002, the total amount of expenses allocated to AIM Funds Group in respect of such retirement benefits was $102,009.

(3) Amounts shown assume each trustee serves until his or her normal retirement date.

(4) All trustees currently serve as directors or trustees of 17 registered investment companies advised by AIM.

(5) Mr. Daly was a trustee until December 31, 2001, when he retired.

(6) During the fiscal year ended October 31, 2002, AIM Investment Funds paid $25,413 in legal fees to Kramer Levin Naftalis & Frankel LLP ("Kramer Levin") for services rendered by such firm as counsel to the independent trustees of AIM Investment Funds. During the fiscal year ended December 31, 2002, AIM Funds Group paid $64,893 in legal fees to Kramer Levin for services rendered by such firm as counsel to the independent trustees of AIM Funds Group. Mr. Frischling is a partner of Kramer Levin.

                                   EXHIBIT E

                             OFFICERS OF AIM TRUSTS

     The following table provides information with respect to the current officers of each AIM Trust. Each officer is elected by the applicable Board of Trustees and serves until his or her successor is chosen and qualified or until his or her resignation or removal by such Board of Trustees. The business address of each of the following persons is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH AIM            OFFICER
TRUST                                 SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------            -------        -------------------------------------------
Robert H. Graham -- 1946..........   1992*     Director and Chairman, A I M Management Group Inc.
  Chairman and President             1998**    (financial services holding company); and Director
                                               and Vice Chairman, AMVESCAP PLC (parent of AIM and a
                                               global investment management firm) and Chairman,
                                               AMVESCAP PLC -- AIM Division; formerly, President and
                                               Chief Executive Officer, A I M Management Group Inc.;
                                               Director, Chairman and President, A I M Advisors,
                                               Inc. (registered investment advisor); Director and
                                               Chairman, A I M Capital Management, Inc. (registered
                                               investment advisor), A I M Distributors, Inc.
                                               (registered broker dealer), A I M Fund Services, Inc.
                                               (registered transfer agent), and Fund Management
                                               Company (registered broker dealer); and Chief
                                               Executive Officer, AMVESCAP PLC-Managed Products
Mark H. Williamson -- 1951........   2003      Director, President and Chief Executive Officer,
  Executive Vice President                     A I M Management Group Inc.; Director, Chairman and
                                               President, A I M Advisors, Inc. (registered
                                               investment advisor); Director, A I M Distributors,
                                               Inc. (registered broker dealer); and Chief Executive
                                               Officer of the AIM Division of AMVESCAP PLC
                                               (2003-present); formerly, Chief Executive Officer,
                                               Managed Products Division, AMVESCAP PLC (2001-2002);
                                               Chairman of the Board (1998-2002), President
                                               (1998-2002) and Chief Executive Officer (1998-2002)
                                               of INVESCO Funds Group, Inc. (registered investment
                                               advisor) and INVESCO Distributors, Inc. (registered
                                               broker dealer); Chief Operating Officer and Chairman
                                               of the Board of INVESCO Global Health Sciences Fund;
                                               Chairman and Chief Executive Officer of NationsBanc
                                               Advisors, Inc.; and Chairman of NationsBanc
                                               Investments, Inc.
Kevin M. Carome -- 1956...........   2003      Director, Senior Vice President and General Counsel,
  Senior Vice President                        A I M Management Group Inc. (financial services
                                               holding company) and A I M Advisors, Inc.; and Vice
                                               President, A I M Capital Management, Inc., A I M
                                               Distributors, Inc. and A I M Fund Services; Director,
                                               Vice President and General Counsel, Fund Management
                                               Company
Gary T. Crum -- 1947..............   1992*     Director, Chairman and Director of Investments, A I M
  Senior Vice President              1998**    Capital Management, Inc.; Director and Executive Vice
                                               President, A I M Management Group, Inc.; Director and
                                               Senior Vice President, A I M Advisors, Inc.; and
                                               Director, A I M Distributors, Inc. and AMVESCAP PLC;
                                               formerly Chief Executive Officer and President, A I M
                                               Capital Management, Inc.
Robert G. Alley -- 1948...........   1992*     Managing Director and Chief Fixed Income Officer,
  Vice President                               A I M Capital Management, Inc. and Vice President,
                                               A I M Advisors, Inc.

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH AIM            OFFICER
TRUST                                 SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------            -------        -------------------------------------------
Stuart W. Coco -- 1955............   1992*     Managing Director and Chief Research Officer -- Fixed
  Vice President                     2002**    Income, A I M Capital Management, Inc.; and Vice
                                               President, A I M Advisors, Inc.
Melville B. Cox -- 1943...........   1992*     Vice President and Chief Compliance Officer, A I M
  Vice President                     1998**    Advisors, Inc. and A I M Capital Management, Inc.;
                                               and Vice President, A I M Fund Services, Inc.
Edgar M. Larsen -- 1940...........   1999*     Vice President, A I M Advisors, Inc.; and President,
  Vice President                     2002**    Chief Executive Officer and Chief Investment Officer,
                                               A I M Capital Management, Inc.
Dana R. Sutton -- 1959............   1992*     Vice President and Fund Treasurer, A I M Advisors,
  Vice President and Treasurer       1998**    Inc.
Nancy L. Martin -- 1957...........   2003      Vice President, A I M Advisors, Inc.; and Vice
  Secretary                                    President and General Counsel, A I M Capital
                                               Management, Inc.

---------------

 * Denotes service as officer of AIM Funds Group.

** Denotes service as officer of AIM Investment Funds.

                                   EXHIBIT F

                 SECURITY OWNERSHIP OF MANAGEMENT OF AIM TRUSTS

     To the best knowledge of the AIM Funds Group, the following table sets forth certain information regarding the ownership as of July 25, 2003 of shares of beneficial interest of each class of AIM New Technology Fund by the trustees, nominees, and current executive officers of AIM Funds Group. No information is given as to a class if a trustee, nominee or current executive officer held no shares of any or all classes of AIM New Technology Fund as of July 25, 2003.

                                                                NUMBER OF SHARES OF
                                                              AIM NEW TECHNOLOGY FUND   PERCENT OF
NAME OF TRUSTEE/NOMINEE/OFFICER                     CLASS       OWNED BENEFICIALLY        CLASS*
-------------------------------                    --------   -----------------------   ----------
Frank S. Bayley..................................
Bruce L. Crockett................................
Albert R. Dowden.................................
Edward K. Dunn, Jr. .............................
Jack M. Fields...................................
Carl Frischling..................................
Robert H. Graham.................................
Prema Mathai-Davis...............................
Lewis F. Pennock.................................
Ruth H. Quigley..................................
Louis S. Sklar...................................
Mark H. Williamson...............................
Bob R. Baker.....................................
James T. Bunch...................................
Gerald J. Lewis..................................
Larry Soll, Ph.D. ...............................
Kevin M. Carome..................................
Gary T. Crum.....................................
Robert G. Alley..................................
Stuart W. Coco...................................
Melville B. Cox..................................
Edgar M. Larsen..................................
Dana R. Sutton...................................
Nancy L. Martin..................................
All trustees, nominees, and current executive
  officers as a group............................

---------------

* To the best knowledge of AIM Funds Group, the ownership of shares of AIM New Technology Fund by trustees, nominees and current executive officers of AIM Funds Group as a group constituted less than 1% of each class of AIM New Technology Fund as of July 25, 2003.

     To the best knowledge of the AIM Investment Funds, the following table sets forth certain information regarding the ownership as of July 25, 2003 of shares of beneficial interest of each class of AIM Global Science and Technology Fund by the trustees, nominees, and current executive officers of AIM Investment Funds. No information is given as to a class if a trustee, nominee or current executive officer held no shares of any or all classes of AIM Global Science and Technology Fund as of July 25, 2003.

                                                                  NUMBER OF SHARES OF
                                                                 AIM GLOBAL SCIENCE AND
                                                                    TECHNOLOGY FUND       PERCENT OF
NAME OF TRUSTEE/NOMINEE/OFFICER                        CLASS       OWNED BENEFICIALLY       CLASS*
-------------------------------                       --------   ----------------------   ----------
Frank S. Bayley.....................................
Bruce L. Crockett...................................
Albert R. Dowden....................................
Edward K. Dunn, Jr. ................................
Jack M. Fields......................................
Carl Frischling.....................................
Robert H. Graham....................................
Prema Mathai-Davis..................................
Lewis F. Pennock....................................
Ruth H. Quigley.....................................
Louis S. Sklar......................................
Mark H. Williamson..................................
Bob R. Baker........................................
James T. Bunch......................................
Gerald J. Lewis.....................................
Larry Soll, Ph.D. ..................................
Kevin M. Carome.....................................
Gary T. Crum........................................
Robert G. Alley.....................................
Stuart W. Coco......................................
Melville B. Cox.....................................
Edgar M. Larsen.....................................
Dana R. Sutton......................................
Nancy L. Martin.....................................
All trustees, nominees, and current executive
  officers as a group...............................

---------------

* To the best knowledge of AIM Investment Funds, the ownership of shares of AIM Global Science and Technology Fund by trustees, nominees and current executive officers of AIM Investment Funds as a group constituted less than 1% of each class of AIM Global Science and Technology Fund as of July 25, 2003.

                                   EXHIBIT G

                        TRUSTEE OWNERSHIP OF FUND SHARES

     Set forth below is the dollar range of equity securities beneficially owned by each trustee and nominee as of December 31, 2002 (i) in each AIM Fund and
(ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex:

                                                                                     AGGREGATE DOLLAR RANGE OF
                                                                                     EQUITY SECURITIES IN ALL
                                                            DOLLAR RANGE OF EQUITY     REGISTERED INVESTMENT
                                   DOLLAR RANGE OF EQUITY     SECURITIES IN AIM         COMPANIES OVERSEEN
                                   SECURITIES IN AIM NEW      GLOBAL SCIENCE AND         BY TRUSTEE IN THE
NAME OF TRUSTEE                       TECHNOLOGY FUND          TECHNOLOGY FUND           AIM FUNDS COMPLEX
---------------                    ----------------------   ----------------------   -------------------------
INTERESTED TRUSTEES
Robert H. Graham.................           None                        None                Over $100,000
Mark H. Williamson...............           None                        None              $10,001-$50,000
INDEPENDENT TRUSTEES
Frank S. Bayley..................           None                        None              $10,001-$50,000
Bruce L. Crockett................           None                        None                   $1-$10,000
Albert R. Dowden.................           None                        None             $50,001-$100,000
Edward K. Dunn, Jr.(1)...........           None                  $1-$10,000                Over $100,000
Jack M. Fields(1)................           None                        None                Over $100,000
Carl Frischling(1)...............           None                        None                Over $100,000
Prema Mathai-Davis(1)............           None                        None                Over $100,000
Lewis F. Pennock.................           None                        None             $50,001-$100,000
Ruth H. Quigley..................           None                        None                   $1-$10,000
Louis S. Sklar(1)................           None                        None                Over $100,000
INDEPENDENT NOMINEES
Bob R. Baker.....................           None                        None                         None
James T. Bunch...................           None                        None                         None
Gerald J. Lewis..................           None                        None                         None
Larry Soll, Ph.D.................           None                        None                         None

---------------

(1) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the funds within the AIM Family of Funds.

                                   EXHIBIT H

                          DIRECTOR COMPENSATION TABLE

     Set forth below is information regarding compensation paid or accrued for each continuing director of Company who was not affiliated with INVESCO during the year ended December 31, 2002.

                                                                                                TOTAL
                                                                                             COMPENSATION
                                     AGGREGATE      RETIREMENT BENEFITS   ESTIMATED ANNUAL     FROM ALL
                                   COMPENSATION         ACCRUED BY         BENEFITS UPON       INVESCO
NAME OF DIRECTOR                  FROM COMPANY(1)       COMPANY(2)         RETIREMENT(3)       FUNDS(4)
----------------                  ---------------   -------------------   ----------------   ------------
Bob R. Baker....................      $34,423                0                 $9,323          $138,000
James T. Bunch..................      $31,203                0                      0           124,625
Gerald J. Lewis.................      $28,870                0                      0           116,500
Larry Soll, Ph.D. ..............      $31,522                0                      0           126,000

---------------

(1) The vice chairman of the Board, the chairs of certain of your Fund's committees who are independent directors, and the members of your Fund's committees who are independent directors each receive compensation for serving in such capacities in addition to the compensation paid to all independent directors. Amounts shown are based on the fiscal year ended March 2003.

(2) Represents estimated benefits accrued with respect to the current Retirement Plan and Deferred Retirement Plan Account Agreement, and not compensation deferred at the election of the directors. Amounts shown are based on the fiscal year ended March 31, 2003.

(3) These amounts represent the estimated annual benefits payable by the ten INVESCO Funds upon the directors' retirement under the current Retirement Plan and Deferred Retirement Plan Account Agreement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the INVESCO Funds for the minimum five-year period required to be eligible to participate in the current Retirement Plan.

(4) All continuing directors currently serve as directors of ten registered investment companies advised by INVESCO.

                                   EXHIBIT I

                              OFFICERS OF COMPANY

     The following table provides information with respect to the current officers of Company. Each officer is elected by the Board of Directors and serves until his or her successor is chosen and qualified or until his or her resignation or removal by the Board of Directors. The business address of all officers of Company is 4350 South Monaco Street, Denver, Colorado 80237.

NAME, YEAR OF BIRTH AND              OFFICER
POSITION(S) HELD WITH COMPANY         SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------        -------         -------------------------------------------
Mark H. Williamson -- 1951........    1998     Director, President and Chief Executive Officer, A I M
  Chairman of the Board                        Management Group Inc.; Director, Chairman and
                                               President, A I M Advisors, Inc. (registered investment
                                               advisor); Director, A I M Distributors, Inc.
                                               (registered broker dealer); and Chief Executive Officer
                                               of the AIM Division of AMVESCAP PLC (2003-present);
                                               formerly, Chief Executive Officer, Managed Products
                                               Division, AMVESCAP PLC (2001-2002); Chairman of the
                                               Board (1998-2002), President (1998-2002) and Chief
                                               Executive Officer (1998-2002) of INVESCO Funds Group,
                                               Inc. (registered investment advisor) and INVESCO
                                               Distributors, Inc. (registered broker dealer); Chief
                                               Operating Officer and Chairman of the Board of INVESCO
                                               Global Health Sciences Fund; Chairman and Chief
                                               Executive Officer of NationsBanc Advisors, Inc.; and
                                               Chairman of NationsBanc Investments, Inc.
Raymond R. Cunningham -- 1951.....    2001     President (2001-present) and Chief Executive Officer
  President and Chief Executive                (2003-present) of INVESCO Funds Group, Inc.; Chairman
  Officer                                      of the Board (2003-present) and President
                                               (2003-present) of INVESCO Distributors, Inc.; formerly,
                                               Chief Operating Officer (2001-2003) and Senior Vice
                                               President (1999-2002) of INVESCO Funds Group, Inc. and
                                               INVESCO Distributors, Inc.; and Senior Vice President
                                               of GT Global -- North America (1992-1998).
Glen A. Payne -- 1947.............    1989     Senior Vice President, General Counsel and Secretary of
  Secretary                                    INVESCO Funds Group, Inc.; Senior Vice President,
                                               Secretary and General Counsel of INVESCO Distributors,
                                               Inc.; formerly, Secretary of INVESCO Global Health
                                               Sciences Fund; General Counsel of INVESCO Trust Company
                                               (1989-1998); and employee of the Securities and
                                               Exchange Commission, Washington, DC (1973-1989).
Ronald L. Grooms -- 1946..........    1988     Senior Vice President and Treasurer of INVESCO Funds
  Chief Accounting Officer, Chief              Group, Inc.; and Senior Vice President and Treasurer of
  Financial Officer and Treasurer              INVESCO Distributors, Inc.; formerly, Treasurer and
                                               Principal Financial and Accounting Officer of INVESCO
                                               Global Health Sciences Fund; and Senior Vice President
                                               and Treasurer of INVESCO Trust Company (1988-1998).

NAME, YEAR OF BIRTH AND              OFFICER
POSITION(S) HELD WITH COMPANY         SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------        -------         -------------------------------------------
William J. Galvin, Jr. -- 1956....    1992     Senior Vice President and Assistant Secretary INVESCO
  Assistant Secretary                          Funds Group, Inc.; and Senior Vice President and
                                               Assistant Secretary of INVESCO Distributors, Inc.;
                                               formerly, Trust Officer of INVESCO Trust Company
                                               (1995-1998).
Pamela J. Piro -- 1960............    1999     Vice President and Assistant Treasurer of INVESCO Funds
  Assistant Treasurer                          Group, Inc.; and Assistant Treasurer of INVESCO
                                               Distributors, Inc.; formerly, Assistant Vice President
                                               (1996-1997).
Tane T. Tyler -- 1965.............    2002     Vice President and Assistant General Counsel of INVESCO
  Assistant Secretary                          Funds Group, Inc.

                                   EXHIBIT J

                  SECURITY OWNERSHIP OF MANAGEMENT OF COMPANY

     To the best knowledge of Company, the following table sets forth certain information regarding the ownership as of July 25, 2003 of the shares of common stock of each class of each series portfolio of Company by the directors, nominees, and current executive officers of Company:

                                                                                   NUMBER OF SHARES
                                                                                OWNED BENEFICIALLY AND
                                                             SERIES AND CLASS    PERCENTAGE OF CLASS*
                                                             ----------------   ----------------------
Bob R. Baker...............................................
Sueann Ambron..............................................
Victor L. Andrews..........................................
Lawrence H. Budner.........................................
James T. Bunch.............................................
Raymond R. Cunningham......................................
Richard W. Healey..........................................
Gerald J. Lewis............................................
John W. McIntyre...........................................
Larry Soll, Ph.D. .........................................
Mark H. Williamson.........................................
Frank S. Bayley............................................
Bruce L. Crockett..........................................
Albert R. Dowden...........................................
Edward K. Dunn, Jr. .......................................
Jack M. Fields.............................................
Carl Frischling............................................
Robert H. Graham...........................................
Prema Mathai-Davis.........................................
Lewis F. Pennock...........................................
Ruth H. Quigley............................................
Louis S. Sklar.............................................
Glen A. Payne..............................................
Ronald L. Grooms...........................................
William J. Galvin, Jr. ....................................
Pamela J. Piro.............................................
Tane T. Tyler..............................................

---------------

* To the best knowledge of Company, the ownership of shares of each series portfolio of Company by current directors, nominees, and current executive officers of Company as a group constituted less than 1% of each class of each series portfolio of Company as of July 25, 2003.

                                   EXHIBIT K

                       DIRECTOR OWNERSHIP OF FUND SHARES

     Set forth below is the dollar range of equity securities beneficially owned by each continuing director and nominee as of December 31, 2002 (i) in INVESCO Telecommunications Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the director within the INVESCO Funds complex:

                                                                              AGGREGATE DOLLAR RANGE OF
                                                                              EQUITY SECURITIES IN ALL
                                                                                REGISTERED INVESTMENT
                                                    DOLLAR RANGE OF EQUITY       COMPANIES OVERSEEN
                                                     SECURITIES IN INVESCO       BY DIRECTOR IN THE
NAME OF DIRECTOR                                    TELECOMMUNICATIONS FUND     INVESCO FUNDS COMPLEX
----------------                                    -----------------------   -------------------------
INDEPENDENT DIRECTORS
Bob R. Baker......................................           $1-$10,000             $10,001-$50,000
James T. Bunch....................................           $1-$10,000            $50,001-$100,000
Gerald J. Lewis...................................           $1-$10,000            $50,001-$100,000
Larry Soll, Ph.D. ................................      $10,001-$50,000               Over $100,000
INTERESTED DIRECTOR
Mark H. Williamson................................      $10,001-$50,000               Over $100,000
INDEPENDENT NOMINEES
Frank S. Bayley...................................                 None                        None
Bruce L. Crockett.................................                 None                        None
Albert R. Dowden..................................                 None                        None
Edward K. Dunn....................................                 None                        None
Jack M. Fields....................................                 None                        None
Carl Frischling...................................                 None                        None
Prema Mathai-Davis................................                 None                        None
Lewis F. Pennock..................................                 None                        None
Ruth H. Quigley...................................                 None                        None
Louis S. Sklar....................................                 None                        None
NOMINEE WHO WILL BE INTERESTED
Robert H. Graham..................................                 None                        None

                                   EXHIBIT L

                  PRINCIPAL EXECUTIVE OFFICER AND DIRECTORS OF
                              A I M ADVISORS, INC.

     The following table provides information with respect to the principal executive officer and the directors of A I M Advisors, Inc. ("AIM"). The business address of the principal executive officer and the directors of AIM is 11 Greenway Plaza, Suite 100, Houston, TX 77046.

NAME AND ADDRESS                         POSITION WITH AIM              PRINCIPAL OCCUPATION
----------------                         -----------------              --------------------
Mark H. Williamson...................  Director, Chairman      See director table under Proposal 2
                                       and President
Kevin M. Carome......................  Director, Senior Vice   Director, Senior Vice President,
                                       President, General      Secretary and General Counsel, A I M
                                       Counsel and Secretary   Management Group Inc.; Vice President,
                                                               A I M Capital Management, Inc., A I M
                                                               Distributors, Inc. and A I M Fund
                                                               Services, Inc., and Director, Vice
                                                               President and General Counsel, Fund
                                                               Management Company
Gary T. Crum.........................  Director, Senior Vice   Chairman, Director and Director of
                                       President and Chief     Investments, A I M Capital Management,
                                       Financial Officer       Inc.; Director and Executive Vice
                                                               President, A I M Management Group Inc.;
                                                               Director, A I M Distributors, Inc. and
                                                               AMVESCAP PLC
Dawn M. Hawley.......................  Director, Senior Vice   Director, Senior Vice President and
                                       President and Chief     Chief Financial Officer, A I M
                                       Financial Officer       Management Group Inc.; Vice President
                                                               and Treasurer, A I M Capital
                                                               Management, Inc. and A I M
                                                               Distributors, Inc.; Director, Vice
                                                               President and Chief Financial Officer,
                                                               A I M Fund Services, Inc.; and Vice
                                                               President and Chief Financial Officer,
                                                               Fund Management Company

                                   EXHIBIT M

                   COMPENSATION TO INVESCO FUNDS GROUP, INC.

     Company pays INVESCO Funds Group, Inc., out of the assets of INVESCO Telecommunications Fund, as full compensation for all services rendered, an advisory fee for INVESCO Telecommunications Fund set forth below. Such fee shall be calculated by applying the following annual rate to the average daily net assets of INVESCO Telecommunications Fund for the calendar year, computed in the manner used for the determination of the net asset value of shares of INVESCO Telecommunications Fund.

                                                                              NET FEES PAID
                                                                               TO INVESCO     FEE WAIVERS OR
                                                                              FUNDS GROUP,       EXPENSE
                                                           TOTAL NET ASSETS   INC. FOR THE    REIMBURSEMENTS
                                                             FOR THE MOST         MOST         FOR THE MOST
                                                               RECENTLY         RECENTLY         RECENTLY
                                          ANNUAL RATE         COMPLETED         COMPLETED       COMPLETED
                                       (BASED ON AVERAGE    FISCAL PERIOD     FISCAL PERIOD   FISCAL PERIOD
NET ASSETS                             DAILY NET ASSETS)       OR YEAR           OR YEAR         OR YEAR
----------                             -----------------   ----------------   -------------   --------------
First $500 million...................         0.65%          $278,142,628          $0           $3,453,759
Next $500 million....................         0.55%
From $1 billion......................         0.45%
From $4 billion......................         0.40%
From $6 billion......................        0.375%
From $8 billion......................         0.35%

                                   EXHIBIT N

FEES PAID TO INVESCO FUNDS GROUP, INC. AND AFFILIATES IN MOST RECENT FISCAL YEAR

     The following chart sets forth the non-advisory fees paid by INVESCO Telecommunications Fund during its most recently completed fiscal year to INVESCO Funds Group, Inc. and to affiliates of INVESCO Funds Group, Inc.

                                                  INVESCO                   INVESCO               INVESCO
NAME OF FUND                             (ADMINISTRATIVE SERVICES)*   DISTRIBUTORS, INC.**   (TRANSFER AGENCY)
------------                             --------------------------   --------------------   -----------------
INVESCO Telecommunications Fund........           $170,044                  $545,212            $5,386,698

---------------

 * Fees paid to INVESCO for administrative services for the prior fiscal year were paid pursuant to an agreement other than the advisory agreement.

** Net amount received from Rule 12b-1 fees. Excluded are amounts reallowed to broker-dealers, agents and other service providers.

                                   EXHIBIT O

                   ADVISORY FEE SCHEDULES FOR OTHER AIM FUNDS

     The following table provides information with respect to the annual advisory fee rates paid to A I M Advisors, Inc. by certain funds that have a similar investment objective as INVESCO Telecommunications Fund.

                                                          TOTAL NET ASSETS
                                                            FOR THE MOST     FEE WAIVER, EXPENSE LIMITATIONS
                                                              RECENTLY        AND/OR EXPENSE REIMBURSEMENTS
                          ANNUAL RATE (BASED ON AVERAGE   COMPLETED FISCAL   FOR THE MOST RECENTLY COMPLETED
NAME OF FUND                    DAILY NET ASSETS)          PERIOD OR YEAR         FISCAL PERIOD OR YEAR
------------              -----------------------------   ----------------   -------------------------------
AIM Basic Balanced
  Fund..................  0.65% of the first $1            $   95,737,649    Waive advisory fee and/or
                          billion; 0.60% over $1                             reimburse expenses on Class A,
                          billion up to and including                        Class B and Class C to extent
                          $5 billion; 0.55% of the                           necessary to limit Total
                          excess over $5 billion                             Operating Expenses (excluding
                                                                             interest, taxes, dividends on
                                                                             short sales, extraordinary
                                                                             items and increases in expenses
                                                                             due to expense offset
                                                                             arrangements, if any) of Class
                                                                             A shares to 1.50%
AIM Blue Chip Fund......  0.75% of the first $350          $2,903,854,053    Waive 0.025% of advisory fee on
                          million; 0.625% of the excess                      each $5 billion increment on
                          over $350 million                                  net assets in excess of $5
                                                                             billion up to a maximum waiver
                                                                             of 0.175% on net assets in
                                                                             excess of $35 billion
AIM Developing Markets
  Fund..................  0.975% of the first $500         $  157,833,643    Waive advisory fee and
                          million; 0.95% over $500                           reimburse expenses on Class A,
                          million up to and including                        Class B and Class C to extent
                          $1 billion; 0.925% over $1                         necessary to limit Total
                          billion up to and including                        Operating Expenses (excluding
                          $1.5 billion; 0.90% of the                         interest, taxes, dividends on
                          excess over $1.5 billion                           short sales, extraordinary
                                                                             items and increases in expenses
                                                                             due to expense offset
                                                                             arrangements, if any) of Class
                                                                             A shares to 2.00%

                                                          TOTAL NET ASSETS
                                                            FOR THE MOST     FEE WAIVER, EXPENSE LIMITATIONS
                                                              RECENTLY        AND/OR EXPENSE REIMBURSEMENTS
                          ANNUAL RATE (BASED ON AVERAGE   COMPLETED FISCAL   FOR THE MOST RECENTLY COMPLETED
NAME OF FUND                    DAILY NET ASSETS)          PERIOD OR YEAR         FISCAL PERIOD OR YEAR
------------              -----------------------------   ----------------   -------------------------------
AIM Diversified Dividend
  Fund..................  0.75% of the first $1            $   16,049,354    Waive advisory fee and/or
                          billion; 0.70% over $1                             reimburse expenses on Class A,
                          billion up to and including                        Class B and Class C to the
                          $2 billion; 0.625% of the                          extent necessary to limit Total
                          excess over $2 billion                             Operating Expenses (excluding
                                                                             interest, taxes, dividends on
                                                                             short sales, extraordinary
                                                                             items and increases in expenses
                                                                             due to expense offset
                                                                             arrangements, if any) of Class
                                                                             A shares to 1.75%
AIM Large Cap Basic
  Value Fund............  0.60% of the first $1            $  180,146,221    N/A
                          billion; 0.575% over $1
                          billion up to and including
                          $2 billion; 0.55% of the
                          excess over $2 billion
AIM Premier Equity
  Fund..................  0.80% of the first $150          $9,364,213,634    Waive 0.025% of advisory fee on
                          million; 0.625% of the excess                      each $5 billion increment on
                          over $150 million                                  net assets in excess of $5
                                                                             billion up to a maximum waiver
                                                                             of 0.175% on net assets in
                                                                             excess of $35 billion
AIM V.I. Blue Chip
  Fund..................  0.75% of the first $340          $   65,762,832    Waive advisory fees of Series I
                          million; 0.625% of the excess                      and II shares to the extent
                          over $350 million                                  necessary to limit the expenses
                                                                             (excluding 12b-1 plan fees, if
                                                                             any, interest, taxes, dividend
                                                                             expense on short sales,
                                                                             extraordinary items and offset
                                                                             arrangements, if any) of each
                                                                             Series to 1.30%
AIM V.I. Premier Equity
  Fund..................  0.65% of the first $250          $1,530,358,905    N/A
                          million; 0.60% of the excess
                          over $250 million

                                   EXHIBIT P

                 PROPOSED COMPENSATION TO A I M ADVISORS, INC.

     The following table provides information with respect to the annual advisory fee rates proposed to be paid to A I M Advisors, Inc. by INVESCO Telecommunications Fund under the proposed advisory agreement.

                                                                           ANNUAL RATE
NET ASSETS                                                     (BASED ON AVERAGE DAILY NET ASSETS)
----------                                                     -----------------------------------
First $500 million..........................................                   0.65%
Next $500 million...........................................                   0.55%
From $1 billion.............................................                   0.45%
From $4 billion.............................................                   0.40%
From $6 billion.............................................                  0.375%
From $8 billion.............................................                   0.35%

                                   EXHIBIT Q

                  PRINCIPAL EXECUTIVE OFFICER AND DIRECTORS OF
                       INVESCO INSTITUTIONAL (N.A.), INC.

     The following table provides information with respect to the principal executive officer and the directors of INVESCO Institutional (N.A.), Inc., all of whose business address is 1360 Peachtree Street, Atlanta, Georgia 30309.

                                       POSITION WITH
NAME AND ADDRESS                   INVESCO INSTITUTIONAL           PRINCIPAL OCCUPATION
----------------                   ---------------------           --------------------
John D. Rogers...............  Director, Chairman, President   Chief Executive Officer,
                               and Chief Executive Officer     AMVESCAP PLC -- INVESCO
                                                               Division
David A. Hartley.............  Director and Chief Financial    Chief Financial Officer,
                               Officer                         INVESCO Division

                                   EXHIBIT R

          PROPOSED COMPENSATION TO INVESCO INSTITUTIONAL (N.A.), INC.

     AIM proposes to pay INVESCO Institutional (N.A.), Inc., as full compensation for all investment advisory services rendered to INVESCO Telecommunications Fund, a sub-advisory fee. Such fee shall be computed daily and paid monthly, at the rate of 40% of AIM's compensation on the sub-advised assets per year, on or before the last day of the next succeeding calendar month.

                                   EXHIBIT S

  ADVISORY FEE SCHEDULES FOR OTHER INVESCO INSTITUTIONAL (N.A.), INC. ADVISED
                                     FUNDS

     The following table provides information with respect to the annual advisory fee rates paid to INVESCO Institutional (N.A.), Inc. by certain funds that have a similar investment objective as INVESCO Telecommunications Fund.

                                   EXHIBIT T

   SHARES OUTSTANDING OF EACH CLASS OF AIM NEW TECHNOLOGY FUND ON RECORD DATE

     As of July 25, 2003, there were the following number of shares outstanding of each class of AIM New Technology Fund:

CLASS A SHARES

     [ADD]

CLASS B SHARES

     [ADD]

CLASS C SHARES

     [ADD]

     As of July 25, 2003, there were the following number of shares outstanding of each class of AIM Global Science and Technology Fund:

CLASS A SHARES

     [ADD]

CLASS B SHARES

     [ADD]

CLASS C SHARES

     [ADD]

     As of July 25, 2003, there were the following number of shares outstanding of each class of INVESCO Telecommunications Fund:

CLASS A SHARES

     39,026.27

CLASS B SHARES

     6,313.18

CLASS C SHARES

     307,886.38

CLASS K SHARES

     92,271.10

INVESTOR CLASS SHARES

     33,020,514.96

                                   EXHIBIT U

                 OWNERSHIP OF SHARES OF AIM NEW TECHNOLOGY FUND

SIGNIFICANT HOLDERS

     Listed below is the name, address and percent ownership of each person who, as of July 25, 2003, to the best knowledge of AIM Funds Group owned 5% or more of any class of the outstanding shares of AIM New Technology Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of AIM New Technology Fund is presumed to "control" AIM New Technology Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

                                                          CLASS OF     NUMBER OF     PERCENT OWNED
NAME AND ADDRESS                                           SHARES     SHARES OWNED    OF RECORD*
----------------                                          ---------   ------------   -------------

---------------

* AIM Funds Group has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                   EXHIBIT V

         OWNERSHIP OF SHARES OF AIM GLOBAL SCIENCE AND TECHNOLOGY FUND

SIGNIFICANT HOLDERS

     Listed below is the name, address and percent ownership of each person who, as of July 25, 2003, to the best knowledge of AIM Investment Funds owned 5% or more of any class of the outstanding shares of AIM Global Science and Technology Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of AIM Global Science and Technology Fund is presumed to "control" AIM Global Science and Technology Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

                                                          CLASS OF    NUMBER OF     PERCENT OWNED
NAME AND ADDRESS                                           SHARES    SHARES OWNED    OF RECORD*
----------------                                          --------   ------------   -------------

---------------

* AIM Investment Funds has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                   EXHIBIT W

             OWNERSHIP OF SHARES OF INVESCO TELECOMMUNICATIONS FUND

SIGNIFICANT HOLDERS

     Listed below is the name, address and percent ownership of each person who, as of July 25, 2003, to the best knowledge of Company owned 5% or more of any class of the outstanding shares of INVESCO Telecommunications Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of INVESCO Telecommunications Fund is presumed to "control" INVESCO Telecommunications Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

                                                      CLASS OF           NUMBER OF     PERCENT OWNED
NAME AND ADDRESS                                       SHARES          SHARES OWNED     OF RECORD*
----------------                                 -------------------   -------------   -------------
State Street Global Adv. Tr....................  Institutional Class   50,051,195.00       99.98%
105 Rosemont Ave.
Westwood, MA 02090-2318
Charles Schwab & Co Inc........................       Investor Class    7,895,073.06       23.91%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-41222
Nat'l. Financial Services Corp.................       Investor Class    2,693,013.30        8.16%
The Exclusive Benefit Cust
One World Financial Center
200 Liberty Street 5th Fl
Attn: Kate Recon
New York, NY 10281-5500
Charles Schwab & Co. Inc. .....................              Class A       16,170.52       41.43%
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
Dean Witter Reynolds Cust for Randy Koontz.....              Class A        2,634.73        6.75%
P.O. Box 250
New York, NY 10008-0250
Prudential Securities Inc. ....................              Class A        2,455.87        6.29%
Attn: Mutual Funds
1 New York Plaza
New York, NY 10004-1901
Michael B. Baranowski..........................              Class A        2,386.64        6.12%
Lorie A. Baronowski
13308 Balmoral Heights Pl
Clifton, VA 20124-1544
Michael B. Baranowski..........................              Class A        2,238.71        5.74%
Lorie A. Baronowski
FMT G. Cust IRA Rollover
FBO Jerry L. Stelma
707 Bremerton Pl NE
Renton, WA 98059-4763
American Enterprise Investment Svcs. ..........              Class A        2,100.29        5.38%
P.O. Box 9446
Minneapolis, MN 55440-9446

                                                      CLASS OF           NUMBER OF     PERCENT OWNED
NAME AND ADDRESS                                       SHARES          SHARES OWNED     OF RECORD*
----------------                                 -------------------   -------------   -------------
NFS/FMTC Rollover IRA..........................              Class B        3,094.06       49.01%
FBO Michael W. Mulcahy
19322 Araglin Ct.
Strongsville, OH 44149-0958
NFS/FMTC Sep IRA...............................              Class B        1,118.01       17.71%
FBO Norm Detrick
3820 Roberts Rdg.
Akron, OH 44333-1177
American Enterprise Investment Svcs............              Class B        1,095.30       17.35%
P.O. Box 9446
Minneapolis, MN 55440-9446
National Investor Services FBO.................              Class B          387.04        6.13%
55 Water Street, 32nd Floor
New York, NY 10041-0028
Saxon & Co. ...................................              Class K       63,329.68       68.63%
P.O. Box 7780-1888
Philadelphia, PA 19182-0001
Circle Trust Co. ..............................              Class K        9,425.96       10.22%
Pacific Coast Cabling Inc.
Metro Center
One Station Pl.
Stamford, CT 06902-6800
JPMorgan Chase Bank............................              Class K        8,979.95        9.73%
Deloitte & Touche Profit Sharing
Att: Angela Ma
3 Metrotech Ctr Fl6
Brooklyn, NY 11245-0001

---------------

* Company has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                   EXHIBIT X

                       OWNERSHIP OF SHARES OF BUYING FUND

SIGNIFICANT HOLDERS

     Listed below is the name, address and percent ownership of each person who, as of July 25, 2003, to the best knowledge of Company owned 5% or more of any class of the outstanding shares of Buying Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of Buying Fund is presumed to "control" Buying Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

                                                       CLASS OF        NUMBER OF     PERCENT OWNED
NAME AND ADDRESS                                        SHARES       SHARES OWNED     OF RECORD*
----------------                                    --------------   -------------   -------------
Charles Schwab & Co. Inc. ........................  Investor Class    7,895,073.06       23.91%
Special Custody for the Exclusive Benefit of the
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
Charles Schwab & Co. Inc. ........................  Investor Class    2,693,013.30        8.16%
Special Custody Account for the Exclusive Benefit
of the Customers
One World Financial Center
200 Liberty Street 5th Flr.
Attn: Kate Recon
New York, NY 10281-5500
Charles Schwab & Co. Inc. ........................  Investor Class   12,883,740.71       25.33%
Special Custody Acct. for the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery Funds
San Francisco, CA 94104-4122
Charles Schwab & Co. Inc. ........................         Class A       48,219.68       26.58%
Special Custody Acct. for the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery Funds
San Francisco, CA 94104-4122
FTC & Co. ........................................         Class A       22,131.67       12.20%
Datalynx
P.O. Box 173736
Denver, CO 80217-3736
American Enterprise Investment Svcs. .............         Class B        2,728.51        6.98%
P.O. Box 9446
Minneapolis, MN 55440-9446
Fiserv Securities Inc. ...........................         Class B        2,653.97        6.79%
One Commerce Square
2005 Market Street Suite 1200
Philadelphia, PA 19103-7008

                                                       CLASS OF        NUMBER OF     PERCENT OWNED
NAME AND ADDRESS                                        SHARES       SHARES OWNED     OF RECORD*
----------------                                    --------------   -------------   -------------
Fiserv Securities Inc. ...........................         Class B        2,143.68        5.48%
One Commerce Square
2005 Market Street Suite 1200
Philadelphia, PA 19103-7008
Transamerica Life Ins. & Annuity Co. .............         Class K      949,707.82       58.85%
Attn: Daisy Lo
Retirement Services-Separate Acct
P.O. Box 30368
Los Angeles, CA 90030-0368
Saxon & Co. ......................................         Class K      467,580.00       28.98%
P.O. Box 7780-1888
Philadelphia, PA 19182-0001

---------------

* Company has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                                                      APPENDIX I

                                   AGREEMENT
                                      AND
                             PLAN OF REORGANIZATION
                                      FOR
                            AIM NEW TECHNOLOGY FUND,
                            A SEPARATE PORTFOLIO OF
                                AIM FUNDS GROUP;
                    AIM GLOBAL SCIENCE AND TECHNOLOGY FUND,
                            A SEPARATE PORTFOLIO OF
                           AIM INVESTMENT FUNDS; AND
                        INVESCO TELECOMMUNICATIONS FUND
                            A SEPARATE PORTFOLIO OF
                           INVESCO SECTOR FUNDS, INC.
                                AUGUST 13, 2003

                               TABLE OF CONTENTS

                                                                                PAGE
                                                                                ----
ARTICLE 1  DEFINITIONS........................................................   I-2
SECTION 1.1.      Definitions.................................................   I-2

ARTICLE 2  TRANSFER OF ASSETS.................................................   I-4
SECTION 2.1.      Reorganization of Selling Fund..............................   I-4
SECTION 2.2.      Computation of Net Asset Value..............................   I-5
SECTION 2.3.      Valuation Date..............................................   I-5
SECTION 2.4.      Delivery....................................................   I-5
SECTION 2.5.      Termination of Series.......................................   I-5
SECTION 2.6.      Issuance of Buying Fund Shares..............................   I-6
SECTION 2.7.      Investment Securities.......................................   I-6
SECTION 2.8.      Liabilities.................................................   I-6

ARTICLE 3  REPRESENTATIONS AND WARRANTIES OF SELLER...........................   I-6
SECTION 3.1.      Organization; Authority.....................................   I-6
SECTION 3.2.      Registration and Regulation of Seller.......................   I-6
SECTION 3.3.      Financial Statements........................................   I-7
SECTION 3.4.      No Material Adverse Changes; Contingent Liabilities.........   I-7
SECTION 3.5.      Selling Fund Shares; Business Operations....................   I-7
SECTION 3.6.      Accountants.................................................   I-8
SECTION 3.7.      Binding Obligation..........................................   I-8
SECTION 3.8.      No Breaches or Defaults.....................................   I-8
SECTION 3.9.      Authorizations or Consents..................................   I-8
SECTION 3.10.     Permits.....................................................   I-8
SECTION 3.11.     No Actions, Suits or Proceedings............................   I-8
SECTION 3.12.     Contracts...................................................   I-9
SECTION 3.13.     Properties and Assets.......................................   I-9
SECTION 3.14.     Taxes.......................................................   I-9
SECTION 3.15.     Benefit and Employment Obligations..........................  I-10
SECTION 3.16.     Brokers.....................................................  I-10
SECTION 3.17.     Voting Requirements.........................................  I-10
SECTION 3.18.     State Takeover Statutes.....................................  I-10
SECTION 3.19.     Books and Records...........................................  I-10
SECTION 3.20.     Prospectus and Statement of Additional Information..........  I-10
SECTION 3.21.     No Distribution.............................................  I-10
SECTION 3.22.     Liabilities of Selling Fund.................................  I-10
SECTION 3.23.     Value of Shares.............................................  I-10
SECTION 3.24.     Shareholder Expenses........................................  I-10
SECTION 3.25.     Intercompany Indebtedness; Consideration....................  I-10

ARTICLE 4  REPRESENTATIONS AND WARRANTIES OF BUYER............................  I-11
SECTION 4.1.      Organization; Authority.....................................  I-11
SECTION 4.2.      Registration and Regulation of Buyer........................  I-11
SECTION 4.3.      Financial Statements........................................  I-11
SECTION 4.4.      No Material Adverse Changes; Contingent Liabilities.........  I-11
SECTION 4.5.      Registration of Buying Fund Shares..........................  I-11

                                                                                PAGE
                                                                                ----
SECTION 4.6.      Accountants.................................................  I-12
SECTION 4.7.      Binding Obligation..........................................  I-12
SECTION 4.8.      No Breaches or Defaults.....................................  I-12
SECTION 4.9.      Authorizations or Consents..................................  I-12
SECTION 4.10.     Permits.....................................................  I-13
SECTION 4.11.     No Actions, Suits or Proceedings............................  I-13
SECTION 4.12.     Taxes.......................................................  I-13
SECTION 4.13.     Brokers.....................................................  I-13
SECTION 4.14.     Representations Concerning the Reorganization...............  I-14
SECTION 4.15.     Prospectus and Statement of Additional Information..........  I-14
SECTION 4.16.     Value of Shares.............................................  I-14
SECTION 4.17.     Intercompany Indebtedness; Consideration....................  I-14

ARTICLE 5  COVENANTS..........................................................  I-14
SECTION 5.1.      Conduct of Business.........................................  I-14
SECTION 5.2.      Announcements...............................................  I-15
SECTION 5.3.      Expenses....................................................  I-15
SECTION 5.4.      Further Assurances..........................................  I-15
SECTION 5.5.      Notice of Events............................................  I-15
SECTION 5.6.      Access to Information.......................................  I-15
SECTION 5.7.      Consents, Approvals and Filings.............................  I-16
SECTION 5.8.      Submission of Agreement to Shareholders.....................  I-16
SECTION 5.9.      Delay of Consummation of Reorganization.....................  I-16

ARTICLE 6  CONDITIONS PRECEDENT TO THE REORGANIZATION.........................  I-16
SECTION 6.1.      Conditions Precedent of Buyer...............................  I-16
SECTION 6.2.      Mutual Conditions...........................................  I-17
SECTION 6.3.      Conditions Precedent of Seller..............................  I-18

ARTICLE 7  TERMINATION OF AGREEMENT...........................................  I-18
SECTION 7.1.      Termination.................................................  I-18
SECTION 7.2.      Survival After Termination..................................  I-18

ARTICLE 8  MISCELLANEOUS......................................................  I-18
SECTION 8.1.      Survival of Representations, Warranties and Covenants.......  I-18
SECTION 8.2.      Governing Law...............................................  I-19
SECTION 8.3.      Binding Effect, Persons Benefiting, No Assignment...........  I-19
SECTION 8.4.      Obligations of Buyer and Seller.............................  I-19
SECTION 8.5.      Amendments..................................................  I-19
SECTION 8.6.      Enforcement.................................................  I-19
SECTION 8.7.      Interpretation..............................................  I-19
SECTION 8.8.      Counterparts................................................  I-19
SECTION 8.9.      Entire Agreement; Exhibits and Schedules....................  I-19
SECTION 8.10.     Notices.....................................................  I-20
SECTION 8.11.     Representations by Seller Investment Adviser................  I-20
SECTION 8.12.     Representations by Buyer Investment Adviser.................  I-20
SECTION 8.13.     Successors and Assigns; Assignment..........................  I-21

                                                                                PAGE
                                                                                ----


Exhibit A         Excluded Liabilities of Selling Fund
Schedule 2.1      Classes of Shares of Selling Fund and Corresponding Classes
                  of Shares of Buying Fund
Schedule 3.4      Certain Contingent Liabilities of Selling Fund
Schedule 3.5(d)   Permitted Restructurings and Redomestications of Funds
Schedule 4.4      Certain Contingent Liabilities of Buying Fund
Schedule 4.5(a)   Portfolios of Buyer
Schedule 4.5(b)   Classes of Shares of Buying Fund and Number of Shares of
                  Each Class Buyer is Authorized to Issue
Schedule 5.1      Permitted Combinations of Funds
Schedule 6.2(f)   Tax Opinions

                      AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION, dated as of August 13, 2003 (this "Agreement"), by and among AIM Funds Group, a Delaware statutory trust ("AFG"), acting on behalf of AIM New Technology Fund, a separate series of AFG ("AIM Technology Fund"); AIM Investment Funds, a Delaware statutory trust ("AIF"), acting on behalf of AIM Global Science and Technology Fund, a separate series of AIF ("Science & Technology Fund"); INVESCO Sector Funds, Inc., a Maryland corporation ("ISF"), acting on behalf of INVESCO Telecommunications Fund, a separate series of ISF ("Telecommunications Fund") (each of AFG, AIF and ISF, in such capacity, a "Seller," and each of AIM Technology Fund, Science & Technology Fund and Telecommunications Fund a "Selling Fund"); ISF, acting on behalf of INVESCO Technology Fund, a separate series of ISF ("Buying Fund") (ISF, in such capacity, "Buyer"); A I M Advisors, Inc., a Delaware corporation ("A I M Advisors"); and INVESCO Funds Group, Inc., a Delaware corporation ("IFG").

                                   WITNESSETH

     WHEREAS, each Seller is a management investment company registered with the SEC (as defined below) under the Investment Company Act (as defined below) that offers separate series of its shares representing interests in its investment portfolios, including its Selling Fund series, for sale to the public; and

     WHEREAS, Buyer is a management investment company registered with the SEC under the Investment Company Act that offers separate series of its shares representing interests in investment portfolios, including Buying Fund, for sale to the public; and

     WHEREAS, IFG provides investment advisory services to Buyer with respect to Buying Fund; and

     WHEREAS, A I M Advisors provides investment advisory services to AFG with respect to AIM Technology Fund and AIF with respect to Science & Technology Fund, and IFG provides investment advisory services to ISF with respect to Telecommunications Fund; and

     WHEREAS, each Selling Fund desires to provide for its Reorganization (as defined below) through the transfer of all of its assets to Buying Fund in exchange for the assumption by Buying Fund of all of the Liabilities (as defined below) of that Selling Fund and the issuance by Buyer of shares of Buying Fund in the manner set forth in this Agreement; and

     WHEREAS, the Reorganizations are independent of each other, and the consummation of one Reorganization is not contingent on the consummation of any other Reorganization; and

     WHEREAS, this Agreement is intended to be and is adopted by the parties hereto as a Plan of Reorganization within the meaning of the regulations under
Section 368(a) of the Code (as defined below); and

     WHEREAS, for convenience, the balance of this Agreement (except the definitions of "Seller Investment Adviser," "Seller Registration Statement," "Selling Fund Financial Statements" and "Shareholders Meeting," Sections 2.5, 3.14(a), 3.17, 5.8, 8.4(b) and 8.10, and Schedule 2.1) will refer only to a single Reorganization, one Seller and one Selling Fund, but the terms and conditions hereof shall apply separately to each Reorganization and to the Seller and Selling Fund participating therein and to Buyer and Buying Fund (as participants therein).

     NOW, THEREFORE, in consideration of the foregoing premises and the agreements and undertakings contained in this Agreement, each Seller, Buyer, A I M Advisors and IFG agree as follows:

                                   ARTICLE 1

                                  DEFINITIONS

     SECTION 1.1. Definitions. For all purposes in this Agreement, the following terms shall have the respective meanings set forth in this Section 1.1 (such definitions to be equally applicable to both the singular and plural forms of the terms herein defined):

     "Advisers Act" means the Investment Advisers Act of 1940, as amended, and all rules and regulations of the SEC adopted pursuant thereto.

     "Affiliated Person" means an affiliated person as defined in Section 2(a)(3) of the Investment Company Act.

     "Agreement" means this Agreement and Plan of Reorganization, together with all exhibits and schedules attached hereto and all amendments hereto and thereof.

     "Applicable Law" means the applicable laws of the state in which each of Buyer and Seller has been organized and shall include, as applicable, the Delaware Statutory Trust Act and the Maryland General Corporation Law.

     "Benefit Plan" means any material "employee benefit plan" (as defined in Section 3(3) of ERISA) and any material bonus, deferred compensation, incentive compensation, stock ownership, stock purchase, stock option, phantom stock, vacation, retirement, profit sharing, welfare plans or other plan, arrangement or understanding maintained or contributed to by Seller on behalf of Selling Fund, or otherwise providing benefits to any current or former employee, officer or director/trustee of Seller.

     "Buyer" shall have the meaning set forth in the introductory paragraph of this Agreement.

     "Buyer Counsel" means Kirkpatrick & Lockhart LLP.

     "Buyer Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of Buying Fund.

     "Buyer Investment Adviser" means INVESCO Funds Group, Inc.

     "Buyer Registration Statement" means the registration statement on Form N-1A of Buyer, as amended, 1940 Act Registration No. 811-03826.

     "Buying Fund" shall have the meaning set forth in the introductory paragraph of this Agreement.

     "Buying Fund Auditors" means PricewaterhouseCoopers LLP.

     "Buying Fund Financial Statements" means the audited financial statements of Buying Fund for the fiscal year ended March 31, 2003.

     "Buying Fund Shares" means shares of each class of Buying Fund issued pursuant to Section 2.6 of this Agreement.

     "Closing" means the transfer of the assets of Selling Fund to Buying Fund, the assumption of all of Selling Fund's Liabilities by Buying Fund and the issuance of Buying Fund Shares directly to Selling Fund Shareholders as described in Section 2.1 of this Agreement.

     "Closing Date" means October 27, 2003, or such other date as the parties may mutually agree upon.

     "Code" means the Internal Revenue Code of 1986, as amended, and all rules and regulations adopted pursuant thereto.

     "corresponding" means, when used with respect to a class of shares of Selling Fund or Buying Fund, the classes of their shares set forth opposite each other on Schedule 2.1.

     "Effective Time" means 8:00 a.m. Eastern Time on the Closing Date.

     "ERISA" means the Employee Retirement Income Security Act of 1974, as amended, and all rules or regulations adopted pursuant thereto.

     "Exchange Act" means the Securities Exchange Act of 1934, as amended, and all rules and regulations adopted pursuant thereto.

     "Exchangeability Date" means the first date on which Buyer Investment Adviser determines that shares of retail mutual funds advised by Buyer Investment Adviser and shares of retail mutual funds advised by Seller Investment Adviser generally may be exchanged for shares of the same or a similar class of each other.

     "Governing Documents" means the organic documents which govern the business and operations of each of Buyer and Seller and shall include, as applicable, the Charter, Amended and Restated Agreement and Declaration of Trust, Amended and Restated Bylaws and Bylaws.

     "Governmental Authority" means any foreign, United States or state government, government agency, department, board, commission (including the SEC) or instrumentality, and any court, tribunal or arbitrator of competent jurisdiction, and any governmental or non-governmental self-regulatory organization, agency or authority (including the NASD Regulation, Inc., the Commodity Futures Trading Commission, the National Futures Association, the Investment Management Regulatory Organization Limited and the Office of Fair Trading).

     "Investment Company Act" means the Investment Company Act of 1940, as amended, and all rules and regulations adopted pursuant thereto.

     "Liabilities" means all of the liabilities of any kind of Selling Fund, including without limitation all liabilities included in the calculation of the net asset value per share of each class of Selling Fund Shares on the Closing Date, but not including the excluded liabilities set forth on Exhibit A.

     "Lien" means any pledge, lien, security interest, charge, claim or encumbrance of any kind.

     "Material Adverse Effect" means an effect that would cause a change in the condition (financial or otherwise), properties, assets or prospects of an entity having an adverse monetary effect in an amount equal to or greater than $50,000.

     "NYSE" means the New York Stock Exchange.

     "Permits" shall have the meaning set forth in Section 3.10 of this Agreement.

     "Person" means an individual or a corporation, partnership, joint venture, association, trust, unincorporated organization or other entity.

     "Reorganization" means the acquisition of the assets of Selling Fund by Buying Fund in consideration of the assumption by Buying Fund of all of the Liabilities of Selling Fund and the issuance by Buyer of Buying Fund Shares directly to Selling Fund Shareholders as described in this Agreement, and the termination of Selling Fund's status as a designated series of shares of Seller.

     "Required Shareholder Vote" means the lesser of (a) the affirmative vote of 67% or more of the voting securities of Selling Fund present or represented by proxy at the Shareholders Meeting, if the holders of more than 50% of the outstanding voting securities of Selling Fund are present or represented by proxy, or (b) the affirmative vote of more than 50% of the outstanding voting securities of Selling Fund.

     "Return" means any return, report or form or any attachment thereto required to be filed with any taxing authority.

     "SEC" means the United States Securities and Exchange Commission.

     "Securities Act" means the Securities Act of 1933, as amended, and all rules and regulations adopted pursuant thereto.

     "Seller" shall have the meaning set forth in the introductory paragraph of this Agreement.

     "Seller Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of Selling Fund.

     "Seller Investment Adviser" means A I M Advisors, Inc. (in the case of AFG and AIF) or INVESCO Funds Group, Inc. (in the case of ISF with respect to Telecommunications Fund).

     "Seller Registration Statement" means the registration statement on Form N-1A of Seller, as amended, 1940 Act Registration No. 811-01540 (in the case of
AFG), No. 811-05426 (in the case of AIF) and No. 811-03826 (in the case of IFG).

     "Selling Fund" shall have the meaning set forth in the introductory paragraph of this Agreement.

     "Selling Fund Auditors" means PricewaterhouseCoopers LLP.

     "Selling Fund Financial Statements" means the audited financial statements of Selling Fund for the fiscal year ended December 31, 2002 (in the case of AIM Technology Fund), October 31, 2002 (and the unaudited financial statements of Selling Fund for the period ended April 30, 2003) (in the case of Science & Technology Fund) or March 31, 2003 (in the case of Telecommunications Fund).

     "Selling Fund Shareholders" means the holders of record of the outstanding shares of each class of Selling Fund as of the close of regular trading on the NYSE on the Valuation Date.

     "Selling Fund Shares" means the outstanding shares of each class of Selling Fund.

     "Shareholders Meeting" means a meeting of the shareholders of Selling Fund convened in accordance with Applicable Law and the Governing Documents of Seller to consider and vote upon the approval of this Agreement and, in connection therewith, with respect to AIM Technology Fund and Science & Technology Fund only, the sale of all of each such Selling Fund's assets and the termination of each such Selling Fund as a designated series of Seller.

     "Tax" means any tax or similar governmental charge, impost or levy (including income taxes (including alternative minimum tax and estimated tax), franchise taxes, transfer taxes or fees, sales taxes, use taxes, gross receipts taxes, value added taxes, employment taxes, excise taxes, ad valorem taxes, property taxes, withholding taxes, payroll taxes, minimum taxes, or windfall profit taxes), together with any related penalties, fines, additions to tax or interest, imposed by the United States or any state, county, local or foreign government or subdivision or agency thereof.

     "Termination Date" means December 31, 2003, or such later date as the parties may mutually agree upon.

     "Treasury Regulations" means the Federal income tax regulations adopted pursuant to the Code.

     "Valuation Date" shall have the meaning set forth in Section 2.2 of this Agreement.

                                   ARTICLE 2

                               TRANSFER OF ASSETS

     SECTION 2.1. Reorganization of Selling Fund. At the Effective Time, all of the assets of Selling Fund shall be delivered to Buyer Custodian for the account of Buying Fund in exchange for the assumption by Buying Fund of all of the Liabilities of Selling Fund and delivery by Buyer directly to the holders of record as of the Effective Time of the issued and outstanding shares of each class of Selling Fund of a number of shares of each corresponding class of Buying Fund, as set forth on Schedule 2.1 (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of Selling Fund so transferred, assigned and delivered, all determined and adjusted as provided in Section 2.2 below. Upon delivery of such assets, Buying Fund will receive good and marketable title to such assets free and clear of all Liens.

     SECTION 2.2.  Computation of Net Asset Value.

     (a) The net asset value per share of each class of Buying Fund Shares, and the value of the assets and the amount of the Liabilities of Selling Fund, shall, in each case, be determined as of the close of regular trading on the NYSE on the business day next preceding the Closing Date (the "Valuation Date").

     (b) The net asset value per share of each class of Buying Fund Shares shall be computed in accordance with the policies and procedures of Buying Fund as described in the Buyer Registration Statement.

     (c) The value of the assets and the amount of the Liabilities of Selling Fund to be transferred to Buying Fund pursuant to this Agreement shall be computed in accordance with the policies and procedures of Selling Fund as described in the Seller Registration Statement.

     (d) Subject to Sections 2.2(b) and (c) above, all computations of value regarding the assets and Liabilities of Selling Fund and the net asset value per share of each class of Buying Fund Shares to be issued pursuant to this Agreement shall be made by agreement of Seller and Buyer. The parties agree to use commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with their respective pricing policies and procedures.

     SECTION 2.3. Valuation Date. The share transfer books of Selling Fund will be permanently closed as of the close of business on the Valuation Date and only requests for the redemption of shares of Selling Fund received in proper form prior to the close of regular trading on the NYSE on the Valuation Date shall be accepted by Selling Fund. Redemption requests thereafter received by Selling Fund shall be deemed to be redemption requests for Buying Fund Shares of the corresponding class (assuming that the transactions contemplated by this Agreement have been consummated), to be distributed to Selling Fund Shareholders under this Agreement.

     SECTION 2.4.  Delivery.

     (a) No later than three (3) business days preceding the Closing Date, Seller shall instruct Seller Custodian to transfer all assets held by Selling Fund to the account of Buying Fund maintained at Buyer Custodian. Such assets shall be delivered by Seller to Buyer Custodian on the Closing Date. The assets so delivered shall be duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash held by Selling Fund shall be delivered on the Closing Date and shall be in the form of currency or wire transfer in Federal funds, payable to the order of the account of Buying Fund at Buyer Custodian.

     (b) If, on the Closing Date, Selling Fund is unable to make delivery in the manner contemplated by Section 2.4(a) of securities held by Selling Fund for the reason that any of such securities purchased prior to the Closing Date have not yet been delivered to Selling Fund or its broker, then Buyer shall waive the delivery requirements of Section 2.4(a) with respect to said undelivered securities if Selling Fund has delivered to Buyer Custodian by or on the Closing Date, and with respect to said undelivered securities, executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by Buyer or Buyer Custodian, including brokers' confirmation slips.

     SECTION 2.5. (a) Termination of Series. Following receipt of the Required Shareholder Vote and as soon as reasonably practicable after the Closing Date, the status of each of AIM Technology Fund and Science & Technology Fund as a designated series of Seller shall be terminated; provided, however, that the termination of each such Selling Fund as a designated series of Seller shall not be required if the Reorganization shall not have been consummated.

     (b) Termination of Series and Redemption of Selling Fund Shares. Following receipt of the Required Shareholder Vote and as soon as reasonably practicable after the Closing Date, the status of Telecommunications Fund as a designated series of Seller shall be terminated and Seller shall redeem the outstanding shares of such Selling Fund from its shareholders in accordance with its Governing Documents and Applicable Law; provided, however, that the termination of such Selling Fund as a designated series of Seller and the redemption of such shares shall not be required if the Reorganization shall not have been consummated.

     SECTION 2.6. Issuance of Buying Fund Shares. At the Effective Time, Selling Fund Shareholders holding shares of a class of Selling Fund shall be issued that number of full and fractional shares of the corresponding class of Buying Fund having a net asset value equal to the net asset value of such shares of such class of Selling Fund held by Selling Fund Shareholders on the Valuation Date. All issued and outstanding shares of Selling Fund shall thereupon be canceled on the books of Seller. Seller shall provide instructions to the transfer agent of Buyer with respect to the shares of each class of Buying Fund to be issued to Selling Fund Shareholders. Buyer shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. Buyer shall record on its books the ownership of the shares of each class of Buying Fund by Selling Fund Shareholders and shall forward a confirmation of such ownership to Selling Fund Shareholders. No redemption or repurchase of such shares credited to former Selling Fund Shareholders in respect of Selling Fund Shares represented by unsurrendered share certificates shall be permitted until such certificates have been surrendered to Buyer for cancellation, or if such certificates are lost or misplaced, until lost certificate affidavits have been executed and delivered to Buyer.

     SECTION 2.7. Investment Securities. On or prior to the Valuation Date, Seller shall deliver a list setting forth the securities Selling Fund then owned together with the respective Federal income tax bases thereof and holding periods therefor. Seller shall provide to Buyer on or before the Valuation Date detailed tax basis accounting records for each security to be transferred to it pursuant to this Agreement. Such records shall be prepared in accordance with the requirements for specific identification tax lot accounting and clearly reflect the bases used for determination of gain and loss realized on the sale of any security transferred to Buying Fund hereunder. Such records shall be made available by Seller prior to the Valuation Date for inspection by the Treasurer (or his or her designee) or the auditors of Buyer upon reasonable request.

     SECTION 2.8. Liabilities. Selling Fund shall use reasonable best efforts to discharge all of its known liabilities, so far as may be possible, prior to the Closing Date.

                                   ARTICLE 3

                    REPRESENTATIONS AND WARRANTIES OF SELLER

     Seller, on behalf of Selling Fund, represents and warrants to Buyer as follows:

     SECTION 3.1. Organization; Authority. Seller is duly organized, validly existing and in good standing under Applicable Law, with all requisite corporate or trust power, as applicable, and authority to enter into this Agreement and perform its obligations hereunder.

     SECTION 3.2. Registration and Regulation of Seller. Seller is duly registered with the SEC as an investment company under the Investment Company Act and all Selling Fund Shares which have been or are being offered for sale have been duly registered under the Securities Act and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Seller to revoke or rescind any such registration or qualification. Selling Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Selling Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the Seller Registration Statement. The value of the net assets of Selling Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Selling Fund and all purchases and redemptions of Selling Fund Shares have been effected at the net asset value per share calculated in such manner.

     SECTION 3.3. Financial Statements. The books of account and related records of Selling Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited Selling Fund Financial Statements previously delivered to Buyer present fairly in all material respects the financial position of Selling Fund as of the date(s) indicated and the results of operations and changes in net assets for the period(s) then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period(s) then ended.

     SECTION 3.4. No Material Adverse Changes; Contingent Liabilities. Since the date of the most recent financial statements included in the Selling Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Selling Fund or the status of Selling Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Selling Fund or occurring in the ordinary course of business of Selling Fund or Seller. Except as set forth on Schedule 4.4, (a) there are no contingent liabilities of Buying Fund not disclosed in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles and (b) no contingent liabilities of Buying Fund have arisen since the date of the most recent financial statements included in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

     SECTION 3.5.  Selling Fund Shares; Business Operations.

     (a) Selling Fund Shares have been duly authorized and validly issued and are fully paid and non-assessable.

     (b) During the five-year period ending on the date of the Reorganization, neither Selling Fund nor any person related to Selling Fund (as defined in Section 1.368-1(e)(3) of the Treasury Regulations without regard to Section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of Selling Fund for consideration other than shares of Selling Fund, except for shares redeemed in the ordinary course of Selling Fund's business as an open-end investment company as required by the Investment Company Act, or (ii) made distributions with respect to Selling Fund's shares, except for (a) distributions necessary to satisfy the requirements of Sections 852 and 4982 of the Code for qualification as a regulated investment company and avoidance of excise tax liability and (b) additional distributions, to the extent such additional distributions do not exceed 50% of the value (without giving effect to such distributions) of the proprietary interest in Selling Fund on the Effective Date.

     (c) At the time of its Reorganization, Selling Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire Selling Fund Shares, except for the right of investors to acquire Selling Fund Shares at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

     (d) From the date it commenced operations and ending on the Closing Date, Selling Fund will have conducted its historic business within the meaning of
Section 1.368-1(d)(2) of the Treasury Regulations in a substantially unchanged manner. In anticipation of its Reorganization, Selling Fund will not dispose of assets that, in the aggregate, will result in less than 50% of its historic business assets (within the meaning of Section 1.368-1(d)(3) of the Treasury Regulations) being transferred to Buying Fund; provided, however, that this
Section 3.5(d) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d).

     (e) Seller does not have, and has not had during the six (6) months prior to the date of this Agreement, any employees, and shall not hire any employees from and after the date of this Agreement through the Closing Date.

     SECTION 3.6. Accountants. Selling Fund Auditors, which have reported upon the Selling Fund Financial Statements for the fiscal year or period, as applicable, ended on the date of the most recent financial statements included in the Selling Fund Financial Statements, are independent public accountants as required by the Securities Act and the Exchange Act.

     SECTION 3.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by Seller on behalf of Selling Fund and, assuming this Agreement has been duly executed and delivered by Buyer and approved by the shareholders of Selling Fund, constitutes the legal, valid and binding obligation of Seller enforceable against Seller in accordance with its terms from and with respect to the revenues and assets of Selling Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors rights generally, or by general equity principles (whether applied in a court of law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

     SECTION 3.8. No Breaches or Defaults. The execution and delivery of this Agreement by Seller on behalf of Selling Fund and performance by Seller of its obligations hereunder has been duly authorized by all necessary corporate or trust action, as applicable, on the part of Seller, other than approval by the shareholders of Selling Fund, and (i) do not, and on the Closing Date will not, result in any violation of the Governing Documents of Seller and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Selling Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Seller is a party or by which it may be bound and which relates to the assets of Selling Fund or to which any property of Selling Fund may be subject; (B) any Permit (as defined below); or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Seller or any property of Selling Fund. Seller is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     SECTION 3.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date and those that must be made after the Closing Date to comply with Section 2.5 of this Agreement, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by Seller in connection with the due execution and delivery by Seller of this Agreement and the consummation by Seller of the transactions contemplated hereby.

     SECTION 3.10. Permits. Seller has in full force and effect all approvals, consents, authorizations, certificates, filings, franchises, licenses, notices, permits and rights of Governmental Authorities (collectively, "Permits") necessary for it to conduct its business as presently conducted as it relates to Selling Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Seller there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     SECTION 3.11.  No Actions, Suits or Proceedings.

     (a) There is no pending action, suit or proceeding, nor, to the knowledge of Seller, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against Seller before any Governmental Authority which questions the validity or legality of this Agreement or of the actions contemplated hereby or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

     (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Seller, threatened in writing or, if probable of assertion, orally, against Seller affecting any property, asset, interest or right of Selling Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Selling Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Seller's conduct of the business of Selling Fund affecting in any significant respect the conduct of such business. Seller is not, and has not been, to the knowledge of Seller, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Selling Fund.

     SECTION 3.12. Contracts. Seller is not in default under any contract, agreement, commitment, arrangement, lease, insurance policy or other instrument to which it is a party and which involves or affects the assets of Selling Fund, by which the assets, business, or operations of Selling Fund may be bound or affected, or under which it or the assets, business or operations of Selling Fund receives benefits, and which default could reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect, and, to the knowledge of Seller there has not occurred any event that, with the lapse of time or the giving of notice or both, would constitute such a default.

     SECTION 3.13. Properties and Assets. Selling Fund has good and marketable title to all properties and assets reflected in the Selling Fund Financial Statements as owned by it, free and clear of all Liens, except as described in the Selling Fund Financial Statements.

     SECTION 3.14.  Taxes.

     (a) Selling Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Selling Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. Selling Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of Selling Fund for treatment as a "regulated investment company" for tax purposes and (ii) eliminate any tax liability of Selling Fund arising by reason of undistributed investment company taxable income or net capital gain, Seller will declare on or prior to the Valuation Date to the shareholders of Selling Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing
(A) all of Selling Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended December 31, 2002 (in the case of AIM Technology Fund), October 31, 2002 (in the case of Science & Technology Fund) and March 31, 2003 (in the case of Telecommunications
Fund) (in each case, its "Last Completed Taxable Year") and for the short taxable year beginning on the day after the end of its Last Completed Taxable Year and ending on the Closing Date and (B) all of Selling Fund's net capital gain recognized in its Last Completed Taxable Year and such short taxable year (after reduction for any capital loss carryover).

     (b) Selling Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Selling Fund Financial Statements for all Taxes in respect of all periods ended on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Selling Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Selling Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

     SECTION 3.15. Benefit and Employment Obligations. As of the Closing Date, Selling Fund will have no obligation to provide any post-retirement or post-employment benefit to any Person, including but not limited to under any Benefit Plan, and will have no obligation to provide unfunded deferred compensation or other unfunded or self-funded benefits to any Person.

     SECTION 3.16. Brokers. No broker, finder or similar intermediary has acted for or on behalf of Seller in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with Seller or any action taken by it.

     SECTION 3.17. Voting Requirements. The Required Shareholder Vote is the only vote of the holders of any class of shares of Selling Fund necessary to approve this Agreement and, in connection therewith with respect to AIM Technology Fund and Science & Technology only, the sale of all of each such Selling Fund's assets and the termination of each such Selling Fund as a designated series of Seller.

     SECTION 3.18. State Takeover Statutes. No state takeover statute or similar statute or regulation applies or purports to apply to this Agreement or any of the transactions contemplated by this Agreement.

     SECTION 3.19. Books and Records. The books and records of Seller relating to Selling Fund, reflecting, among other things, the purchase and sale of Selling Fund Shares, the number of issued and outstanding shares owned by each Selling Fund Shareholder and the state or other jurisdiction in which such shares were offered and sold, are complete and accurate in all material respects.

     SECTION 3.20. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Selling Fund as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     SECTION 3.21. No Distribution. Buying Fund Shares are not being acquired for the purpose of any distribution thereof, other than in accordance with the terms of this Agreement.

     SECTION 3.22. Liabilities of Selling Fund. The Liabilities of Selling Fund that are to be assumed by Buying Fund in connection with the Reorganization, or to which the assets of Selling Fund to be transferred in the Reorganization are subject, were incurred by Selling Fund in the ordinary course of its business. The fair market value of the assets of Selling Fund to be transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities to be assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets will be subject. The total adjusted basis of the assets of Selling Fund to be transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities to be assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets will be subject.

     SECTION 3.23. Value of Shares. The fair market value of the shares of each class of Buying Fund received by Selling Fund Shareholders in the Reorganization will be approximately equal to the fair market value of the shares of each corresponding class of Selling Fund constructively surrendered in exchange therefor.

     SECTION 3.24. Shareholder Expenses. Selling Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

     SECTION 3.25. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between Seller and Buyer that was issued or acquired, or will be settled, at a discount. No consideration other than Buying Fund Shares (and Buying Fund's assumption of Selling Fund's Liabilities, including for this purpose any liabilities to which the assets of Selling Fund are subject) will be given in exchange for the assets of Selling Fund acquired by Buying Fund in connection with the Reorganization.

                                   ARTICLE 4

                    REPRESENTATIONS AND WARRANTIES OF BUYER

     Buyer, on behalf of Buying Fund, represents and warrants to Seller as follows:

     SECTION 4.1. Organization; Authority. Buyer is duly organized, validly existing and in good standing under Applicable Law, with all requisite corporate or trust power, as applicable, and authority to enter into this Agreement and perform its obligations hereunder.

     SECTION 4.2. Registration and Regulation of Buyer. Buyer is duly registered with the SEC as an investment company under the Investment Company Act. Buying Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Buying Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Buyer Registration Statement. The value of the net assets of Buying Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Buying Fund and all purchases and redemptions of Buying Fund Shares have been effected at the net asset value per share calculated in such manner.

     SECTION 4.3. Financial Statements. The books of account and related records of Buying Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited Buying Fund Financial Statements previously delivered to Seller present fairly in all material respects the financial position of Buying Fund as of the date(s) indicated and the results of operations and changes in net assets for the period(s) then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period(s) then ended.

     SECTION 4.4. No Material Adverse Changes; Contingent Liabilities. Since the date of the most recent financial statements included in the Buying Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Buying Fund or the status of Buying Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Buying Fund or occurring in the ordinary course of business of Buying Fund or Buyer. Except as set forth on Schedule 4.4, (a) there are no contingent liabilities of Buying Fund not disclosed in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles and (b) no contingent liabilities of Buying Fund have arisen since the date of the most recent financial statements included in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

     SECTION 4.5.  Registration of Buying Fund Shares.

     (a) The shares of Buyer are divided into those portfolios, including Buying Fund, that are set forth on Schedule 4.5(a).

     (b) Buying Fund currently has those classes of shares that are set forth on
Schedule 4.5(b). Under its Governing Documents, Buyer is authorized to issue the number of shares of each such class that is set forth on Schedule 4.5(b).

     (c) Buying Fund Shares to be issued pursuant to Section 2.6 shall on the Closing Date be duly registered under the Securities Act by a Registration Statement on Form N-14 of Buyer then in effect.

     (d) Buying Fund Shares to be issued pursuant to Section 2.6 are duly authorized and on the Closing Date will be validly issued and fully paid and non-assessable and will conform to the description thereof contained in the Registration Statement on Form N-14 then in effect. At the time of its Reorganization,

Buying Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire shares of Buying Fund, except for the right of investors to acquire shares of Buying Fund at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

     (e) The combined proxy statement/prospectus (the "Combined Proxy Statement/Prospectus"), which forms a part of Buyer's Registration Statement on Form N-14, shall be furnished to the shareholders of Selling Fund entitled to vote at the Shareholders Meeting. The Combined Proxy Statement/Prospectus and related Statement of Additional Information of Buying Fund, when they become effective, shall conform to the applicable requirements of the Securities Act and the Investment Company Act and shall not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, provided, however, that no representation or warranty is made with respect to written information provided by Seller for inclusion in the Combined Proxy Statement/Prospectus.

     (f) The shares of Buying Fund which have been or are being offered for sale (other than the Buying Fund Shares to be issued in connection with the Reorganization) have been duly registered under the Securities Act by the Buyer Registration Statement and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Buyer to revoke or rescind any such registration or qualification.

     SECTION 4.6. Accountants. Buying Fund Auditors, which have reported upon the Buying Fund Financial Statements for the fiscal year or period, as applicable, ended on the date of the most recent financial statements included in the Buying Fund Financial Statements, are independent public accountants as required by the Securities Act and the Exchange Act.

     SECTION 4.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by Buyer on behalf of Buying Fund and, assuming this Agreement has been duly executed and delivered by Seller, constitutes the legal, valid and binding obligation of Buyer, enforceable against Buyer in accordance with its terms from and with respect to the revenues and assets of Buying Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors' rights generally, or by general equity principles (whether applied in a court or law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

     SECTION 4.8. No Breaches or Defaults. The execution and delivery of this Agreement by Buyer on behalf of Buying Fund and performance by Buyer of its obligations hereunder have been duly authorized by all necessary corporate or trust action, as applicable, on the part of Buyer and (i) do not, and on the Closing Date will not, result in any violation of the Governing Documents of Buyer and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Buying Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Buyer is a party or by which it may be bound and which relates to the assets of Buying Fund or to which any properties of Buying Fund may be subject; (B) any Permit; or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Buyer or any property of Buying Fund. Buyer is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     SECTION 4.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by Buyer in connection with the due execution and delivery by Buyer of this Agreement and the consummation by Buyer of the transactions contemplated hereby.

     SECTION 4.10. Permits. Buyer has in full force and effect all Permits necessary for it to conduct its business as presently conducted as it relates to Buying Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Buyer there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     SECTION 4.11.  No Actions, Suits or Proceedings.

     (a) There is no pending action, suit or proceeding, nor, to the knowledge of Buyer, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against Buyer before any Governmental Authority which questions the validity or legality of this Agreement or of the transactions contemplated hereby, or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

     (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Buyer, threatened in writing or, if probable of assertion, orally, against Buyer, affecting any property, asset, interest or right of Buying Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Buying Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Buyer's conduct of the business of Buying Fund affecting in any significant respect the conduct of such business. Buyer is not, and has not been, to the knowledge of Buyer, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Buying Fund.

     SECTION 4.12.  Taxes.

     (a) Buying Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Buying Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. Buying Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

     (b) Buying Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Buying Fund Financial Statements for all Taxes in respect of all periods ending on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Buying Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Buying Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

     SECTION 4.13. Brokers. No broker, finder or similar intermediary has acted for or on behalf of Buyer in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with Buyer or any action taken by it.

     SECTION 4.14.  Representations Concerning the Reorganization.

     (a) Buyer has no plan or intention to reacquire any Buying Fund Shares issued in the Reorganization, except to the extent that Buying Fund is required by the Investment Company Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of its business as an open-end, management investment company.

     (b) Buying Fund has no plan or intention to sell or otherwise dispose of any of the assets of Selling Fund acquired in the Reorganization, other than in the ordinary course of its business and to the extent necessary to maintain its status as a "regulated investment company" under the Code; provided, however, that this Section 4.14(b) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d).

     (c) Following the Reorganization, Buying Fund will continue an "historic business" of Selling Fund or use a significant portion of Selling Fund's "historic business assets" in a business. For purposes of this representation, the terms "historic business" and "historic business assets" shall have the meanings ascribed to them in Section 1.368-1(d) of the Treasury Regulations; provided, however, that this Section 4.14(c) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d).

     (d) Prior to or in the Reorganization, neither Buying Fund nor any person related to Buying Fund (for purposes of this paragraph as defined in Section 1.368-1(e)(3) of the Treasury Regulations) will have acquired directly or through any transaction, agreement or arrangement with any other person, shares of Selling Fund with consideration other than shares of Buying Fund. There is no plan or intention by Buying Fund or any person related to Buying Fund to acquire or redeem any of the Buying Fund Shares issued in the Reorganization either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions in the ordinary course of Buying Fund's business as an open-end investment company as required by the Investment Company Act.

     SECTION 4.15. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Buying Fund as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     SECTION 4.16. Value of Shares. The fair market value of the shares of each class of Buying Fund received by Selling Fund Shareholders in the Reorganization will be approximately equal to the fair market value of the shares of each corresponding class of Selling Fund constructively surrendered in exchange therefor.

     SECTION 4.17. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between Seller and Buyer that was issued or acquired, or will be settled, at a discount. No consideration other than Buying Fund Shares (and Buying Fund's assumption of Selling Fund's Liabilities, including for this purpose any liabilities to which the assets of Selling Fund are subject) will be given in exchange for the assets of Selling Fund acquired by Buying Fund in connection with the Reorganization. The fair market value of the assets of Selling Fund transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets are subject.

                                   ARTICLE 5

                                   COVENANTS

     SECTION 5.1.  Conduct of Business.

     (a) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), Seller shall conduct the business of

Selling Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of Selling Fund in the ordinary course in all material respects; provided, however, that this Section 5.1(a) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d) or any of the combinations of funds set forth on Schedule 5.1.

     (b) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), Buyer shall conduct the business of Buying Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of Buying Fund in the ordinary course in all material respects; provided, however, that this Section 5.1(b) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d) or any of the combinations of funds set forth on
Schedule 5.1.

     SECTION 5.2. Announcements. Seller and Buyer shall consult with each other before issuing any press release or otherwise making any public statements with respect to this Agreement and the transactions contemplated by this Agreement, and neither Seller nor Buyer shall issue any such press release or make any public statement without the prior written approval of the other party to this Agreement, such approval not to be unreasonably withheld, except as may be required by law.

     SECTION 5.3. Expenses. AMVESCAP PLC, on behalf of either Buyer Investment Adviser or Seller Investment Adviser, shall bear the costs and expenses incurred in connection with this Agreement and the Reorganization and other transactions contemplated hereby; provided that any such expenses incurred by or on behalf of Buying Fund or Selling Fund shall not be reimbursed or paid for by another Person unless those expenses are solely and directly related to the Reorganization.

     SECTION 5.4. Further Assurances. Each of the parties hereto shall execute such documents and other papers and perform such further acts as may be reasonably required to carry out the provisions hereof and the transactions contemplated hereby. Each such party shall, on or prior to the Closing Date, use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to the consummation of the Reorganization, including the execution and delivery of any documents, certificates, instruments or other papers that are reasonably required for the consummation of the Reorganization.

     SECTION 5.5. Notice of Events. Buyer shall give prompt notice to Seller, and Seller shall give prompt notice to Buyer, of (a) the occurrence or non-occurrence of any event which to the knowledge of Buyer or to the knowledge of Seller, the occurrence or non-occurrence of which would be likely to result in any of the conditions specified in (i) in the case of Seller, Sections 6.1 and 6.2 or (ii) in the case of Buyer, Sections 6.2 and 6.3, not being satisfied so as to permit the consummation of the Reorganization and (b) any material failure on its part, or on the part of the other party hereto of which it has knowledge, to comply with or satisfy any covenant, condition or agreement to be complied with or satisfied by it hereunder; provided, however, that the delivery of any notice pursuant to this Section 5.5 shall not limit or otherwise affect the remedies available hereunder to any party.

     SECTION 5.6.  Access to Information.

     (a) Seller will, during regular business hours and on reasonable prior notice, allow Buyer and its authorized representatives reasonable access to the books and records of Seller pertaining to the assets of Selling Fund and to officers of Seller knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of Seller.

     (b) Buyer will, during regular business hours and on reasonable prior notice, allow Seller and its authorized representatives reasonable access to the books and records of Buyer pertaining to the assets of Buying Fund and to officers of Buyer knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of Buyer.

     SECTION 5.7. Consents, Approvals and Filings. Each of Seller and Buyer shall make all necessary filings, as soon as reasonably practicable, including, without limitation, those required under Applicable Law, the Securities Act, the Exchange Act, the Investment Company Act and the Advisers Act, in order to facilitate prompt consummation of the Reorganization and the other transactions contemplated by this Agreement. In addition, each of Seller and Buyer shall use its reasonable best efforts, and shall cooperate fully with each other (i) to comply as promptly as reasonably practicable with all requirements of Governmental Authorities applicable to the Reorganization and the other transactions contemplated herein and (ii) to obtain as promptly as reasonably practicable all necessary permits, orders or other consents of Governmental Authorities and consents of all third parties necessary for the consummation of the Reorganization and the other transactions contemplated herein. Each of Seller and Buyer shall use reasonable efforts to provide such information and communications to Governmental Authorities as such Governmental Authorities may request.

     SECTION 5.8. Submission of Agreement to Shareholders. Seller shall take all action necessary in accordance with Applicable Law and its Governing Documents to convene the Shareholders Meeting. Seller shall, through its Board of Directors/Trustees, recommend to the shareholders of Selling Fund approval of this Agreement and, in connection therewith with respect to AIM Technology Fund and Science & Technology Fund only, the sale of all of each such Selling Fund's assets and the termination of each such Selling Fund as a designated series of Seller. Seller shall use its reasonable best efforts to hold a Shareholders Meeting as soon as practicable after the date hereof.

     SECTION 5.9. Delay of Consummation of Reorganization. The parties acknowledge and agree that if the Exchangeability Date has not occurred prior to the Closing Date, consummation of the Reorganization shall not occur on the Closing Date but instead shall be postponed until a mutually acceptable date occurring subsequent to the Exchangeability Date; provided, however, that in no event shall the consummation of the Reorganization occur on a date subsequent to the Termination Date. In the case of such postponement of the consummation of the Reorganization, the parties agree that the term "Closing Date" in this Agreement shall mean in each instance such mutually acceptable date subsequent to the Exchangeability Date as the parties may choose to consummate the Reorganization.

                                   ARTICLE 6

                   CONDITIONS PRECEDENT TO THE REORGANIZATION

     SECTION 6.1. Conditions Precedent of Buyer. The obligation of Buyer to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by Buyer.

     (a) The representations and warranties of Seller on behalf of Selling Fund set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

     (b) Seller shall have complied with and satisfied in all material respects all agreements and conditions relating to Selling Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

     (c) Buyer shall have received at the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of Seller, in such individual's capacity as an officer of Seller and not as an individual, to the effect that the conditions specified in Sections 6.1(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of Seller certifying as to the accuracy and completeness of the attached Governing Documents of Seller, and resolutions, consents and authorizations of or regarding Seller with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

     (d) The dividend or dividends described in the last sentence of Section 3.14(a) shall have been declared.

     (e) Buyer shall have received from Seller confirmations or other adequate evidence as to the tax costs and holding periods of the assets and property of Selling Fund transferred to Buying Fund in accordance with the terms of this Agreement.

     (f) To the extent applicable, Seller Investment Adviser shall have terminated or waived, in either case in writing, any rights to reimbursement from Selling Fund to which it is entitled for fees and expenses absorbed by Seller Investment Adviser pursuant to voluntary and contractual fee waiver or expense limitation commitments between Seller Investment Adviser and Selling Fund.

     SECTION 6.2. Mutual Conditions. The obligations of Seller and Buyer to consummate the Reorganization are subject to the satisfaction, at or prior to the Closing Date, of all of the following further conditions, any one or more of which may be waived in writing by Seller and Buyer, but only if and to the extent that such waiver is mutual.

     (a) All filings required to be made prior to the Closing Date with, and all consents, approvals, permits and authorizations required to be obtained on or prior to the Closing Date from Governmental Authorities in connection with the execution and delivery of this Agreement and the consummation of the transactions contemplated herein by Seller and Buyer shall have been made or obtained, as the case may be; provided, however, that such consents, approvals, permits and authorizations may be subject to conditions that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     (b) This Agreement, the Reorganization of Selling Fund and related matters shall have been approved and adopted at the Shareholders Meeting by the shareholders of Selling Fund on the record date by the Required Shareholder Vote.

     (c) The assets of Selling Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Selling Fund immediately prior to the Reorganization. For purposes of this Section 6.2(c), assets used by Selling Fund to pay the expenses it incurs in connection with this Agreement and the Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the Investment Company Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of Selling Fund's business as a series of an open-end management investment company) after the date of this Agreement shall be included as assets of Selling Fund held immediately prior to the Reorganization.

     (d) No temporary restraining order, preliminary or permanent injunction or other order issued by any Governmental Authority preventing the consummation of the Reorganization on the Closing Date shall be in effect; provided, however, that the party or parties invoking this condition shall use reasonable efforts to have any such order or injunction vacated.

     (e) The Registration Statement on Form N-14 filed by Buyer with respect to Buying Fund Shares to be issued to Selling Fund Shareholders in connection with the Reorganization shall have become effective under the Securities Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act.

     (f) Seller and Buyer shall have received on or before the Closing Date an opinion of Buyer Counsel in form and substance reasonably acceptable to Seller and Buyer, as to the matters set forth on Schedule 6.2(f). In rendering such opinion, Buyer Counsel may request and rely upon representations contained in certificates of officers of Seller, Buyer and others, and the officers of Seller and Buyer shall use their best efforts to make available such truthful certificates.

     SECTION 6.3. Conditions Precedent of Seller. The obligation of Seller to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by Seller.

     (a) The representations and warranties of Buyer on behalf of Buying Fund set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

     (b) Buyer shall have complied with and satisfied in all material respects all agreements and conditions relating to Buying Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

     (c) Seller shall have received on the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of Buyer, in such individual's capacity as an officer of Buyer and not as an individual, to the effect that the conditions specified in Sections 6.3(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of Buyer certifying as to the accuracy and completeness of the attached Governing Documents of Buyer and resolutions, consents and authorizations of or regarding Buyer with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

                                   ARTICLE 7

                            TERMINATION OF AGREEMENT

     SECTION 7.1. Termination. This Agreement may be terminated on or prior to the Closing Date as follows:

     (a) by mutual written consent of Seller and Buyer; or

     (b) at the election of Seller or Buyer, to be effectuated by the delivery by the terminating party to the other party of a written notice of such termination:

          (i) if the Closing Date shall not be on or before the Termination Date, unless the failure to consummate the Reorganization is the result of a willful and material breach of this Agreement by the party seeking to terminate this Agreement;

          (ii) if, upon a vote at the Shareholders Meeting or any final adjournment thereof, the Required Shareholder Vote shall not have been obtained as contemplated by Section 5.8; or

          (iii) if any Governmental Authority shall have issued an order, decree or ruling or taken any other action permanently enjoining, restraining or otherwise prohibiting the Reorganization and such order, decree, ruling or other action shall have become final and nonappealable.

     SECTION 7.2. Survival After Termination. If this Agreement is terminated in accordance with Section 7.1 hereof and the Reorganization of Selling Fund is not consummated, this Agreement shall become void and of no further force and effect with respect to the Reorganization and Selling Fund, except for the provisions of Section 5.3.

                                   ARTICLE 8

                                 MISCELLANEOUS

     SECTION 8.1. Survival of Representations, Warranties and Covenants. The representations and warranties in this Agreement, and the covenants in this Agreement that are required to be performed at or prior to the Closing Date, shall terminate upon the consummation of the transactions contemplated hereunder. The covenants in this Agreement that are required to be performed in whole or in part subsequent to the Closing Date shall survive the consummation of the transactions contemplated hereunder for a period of one (1) year following the Closing Date.

     SECTION 8.2. Governing Law. This Agreement shall be construed and interpreted according to the laws of the State of Delaware applicable to contracts made and to be performed wholly within such state.

     SECTION 8.3. Binding Effect, Persons Benefiting, No Assignment. This Agreement shall inure to the benefit of and be binding upon the parties hereto and the respective successors and assigns of the parties and such Persons. Nothing in this Agreement is intended or shall be construed to confer upon any entity or Person other than the parties hereto and their respective successors and permitted assigns any right, remedy or claim under or by reason of this Agreement or any part hereof. Without the prior written consent of the parties hereto, this Agreement may not be assigned by any of the parties hereto.

     SECTION 8.4.  Obligations of Buyer and Seller.

     (a) Seller and Buyer hereby acknowledge and agree that Buying Fund is a separate investment portfolio of Buyer, that Buyer is executing this Agreement on behalf of Buying Fund, and that any amounts payable by Buyer under or in connection with this Agreement shall be payable solely from the revenues and assets of Buying Fund.

     (b) Seller and Buyer hereby acknowledge and agree that Selling Fund is a separate investment portfolio of Seller, that Seller is executing this Agreement on behalf of Selling Fund and that any amounts payable by Seller under or in connection with this Agreement shall be payable solely from the revenues and assets of Selling Fund. Buyer further acknowledges and agrees that, with respect to AIF and AFG only, this Agreement has been executed by a duly authorized officer of such Seller in his or her capacity as an officer of such Seller intending to bind such Seller as provided herein, and that no officer, trustee or shareholder of such Seller shall be personally liable for the liabilities or obligation of such Seller incurred hereunder. Finally, Buyer acknowledges and agrees that the liabilities and obligations of AIM Technology Fund and Science & Technology Fund, as applicable, pursuant to this Agreement shall be enforceable against the assets of such Selling Fund only and not against the assets of AIF or AFG, as applicable, generally or assets belonging to any other series of AIF or AFG, as applicable.

     SECTION 8.5. Amendments. This Agreement may not be amended, altered or modified except by a written instrument executed by Seller and Buyer.

     SECTION 8.6. Enforcement. The parties agree irreparable damage would occur in the event that any of the provisions of this Agreement were not performed in accordance with their specific terms or were otherwise breached. It is accordingly agreed that the parties shall be entitled to an injunction or injunctions to prevent breaches of this Agreement and to enforce specifically the terms and provisions of this Agreement in any court of the United States or any state having jurisdiction, in addition to any other remedy to which they are entitled at law or in equity.

     SECTION 8.7. Interpretation. When a reference is made in this Agreement to a Section, Exhibit or Schedule, such reference shall be to a Section of, or an Exhibit or a Schedule to, this Agreement unless otherwise indicated. The table of contents and headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. Whenever the words "include," "includes" or "including" are used in this Agreement, they shall be deemed to be followed by the words "without limitation." Each representation and warranty contained in Article 3 or 4 that relates to a general category of a subject matter shall be deemed superseded by a specific representation and warranty relating to a subcategory thereof to the extent of such specific representation or warranty.

     SECTION 8.8. Counterparts. This Agreement may be executed in counterparts, each of which shall be deemed an original and each of which shall constitute one and the same instrument.

     SECTION 8.9. Entire Agreement; Exhibits and Schedules. This Agreement, including the Exhibits, Schedules, certificates and lists referred to herein, and any documents executed by the parties simultaneously herewith or pursuant thereto, constitute the entire understanding and agreement of the parties hereto with respect to the subject matter hereof and supersedes all other prior agreements and understandings, written or oral, between the parties with respect to such subject matter.

     SECTION 8.10. Notices. All notices, requests, demands and other communications hereunder shall be in writing and shall be deemed to have been duly given when delivered by hand or by overnight courier, two days after being sent by registered mail, return receipt requested, or when sent by telecopier (with receipt confirmed), provided, in the case of a telecopied notice, a copy is also sent by registered mail, return receipt requested, or by courier, addressed as follows (or to such other address as a party may designate by notice to the other):

          (a) If to AFG or AIF:

               AIM Funds Group or AIM Investment Funds (as applicable) 11 Greenway Plaza, Suite 100
               Houston, Texas 77046-1173
               Attn: Kevin M. Carome

             with a copy to:

               Ballard Spahr Andrews & Ingersoll, LLP
               1735 Market Street, 51st Floor
               Philadelphia, PA 19103-7599
               Attn: Martha J. Hays

          (b) If to IFG:

               INVESCO Sector Funds, Inc.
               4350 South Monaco Street
               Denver, Colorado 80237
               Attn: Glen A. Payne

             with a copy to:

               Kirkpatrick & Lockhart LLP
               1800 Massachusetts Avenue, N.W.
               2nd Floor
               Washington, D.C. 20036-1800
               Attn: Clifford J. Alexander

     SECTION 8.11. Representations by Seller Investment Adviser. In its capacity as investment adviser to Seller, Seller Investment Adviser represents to Buyer that to the best of its knowledge the representations and warranties of Seller and Selling Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.11, the best knowledge standard shall be deemed to mean that the officers of Seller Investment Adviser who have substantive responsibility for the provision of investment advisory services to Seller do not have actual knowledge to the contrary after due inquiry.

     SECTION 8.12. Representations by Buyer Investment Adviser. In its capacity as investment adviser to Buyer, Buyer Investment Adviser represents to Seller that to the best of its knowledge the representations and warranties of Buyer and Buying Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.12, the best knowledge standard shall be deemed to mean that the officers of Buyer Investment Adviser who have substantive responsibility for the provision of investment advisory services to Buyer do not have actual knowledge to the contrary after due inquiry.

     SECTION 8.13. Successors and Assigns; Assignment. This Agreement shall be binding upon and inure to the benefit of Seller, on behalf of Selling Fund, and Buyer, on behalf of Buying Fund, and their respective successors and assigns. The parties hereto expressly acknowledge and agree that this Agreement shall be binding upon and inure to the benefit of those Delaware statutory trusts that are the resulting entities in the permitted restructurings and redomestications of funds set forth on Schedule 3.5(d).

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed as of the day and year first above written.

                                          AIM FUNDS GROUP, acting on behalf of
                                          AIM NEW TECHNOLOGY FUND

                                          By:     /s/ ROBERT H. GRAHAM
                                            ------------------------------------

                                          AIM INVESTMENT FUNDS, acting on behalf
                                          of
                                          AIM GLOBAL SCIENCE AND TECHNOLOGY FUND

                                          By:     /s/ ROBERT H. GRAHAM
                                            ------------------------------------

                                          INVESCO SECTOR FUNDS, INC., acting on
                                          behalf of INVESCO TECHNOLOGY FUND

                                          By:   /s/ RAYMOND R. CUNNINGHAM
                                            ------------------------------------

                                          A I M ADVISORS, INC.

                                          By:    /s/ MARK H. WILLIAMSON
                                            ------------------------------------

                                          INVESCO FUNDS GROUP, INC.

                                          By:   /s/ RAYMOND R. CUNNINGHAM
                                            ------------------------------------

                                   EXHIBIT A

                      EXCLUDED LIABILITIES OF SELLING FUND

     None.

                                  SCHEDULE 2.1

                                                              CORRESPONDING CLASSES OF
CLASSES OF SHARES OF SELLING FUND                              SHARES OF BUYING FUND
---------------------------------                             ------------------------
Class A shares..............................................  Class A shares
Class B shares..............................................  Class B shares
Class C shares..............................................  Class C shares
Class K shares*.............................................  Class K shares
Investor Class shares*......................................  Investor Class shares

---------------

* INVESCO Telecommunications Fund only

                                  SCHEDULE 3.4

                 CERTAIN CONTINGENT LIABILITIES OF SELLING FUND

     None.

                                SCHEDULE 3.5(d)

             PERMITTED RESTRUCTURINGS AND REDOMESTICATIONS OF FUNDS

CURRENT FUNDS                                               CORRESPONDING NEW FUNDS
-------------                                               -----------------------
AIM ADVISOR FUNDS................................  AIM INVESTMENT SECURITIES FUNDS
  (DELAWARE STATUTORY TRUST)                         (DELAWARE STATUTORY TRUST)
AIM International Core Equity Fund...............  AIM International Core Equity Fund
AIM Real Estate Fund.............................  AIM Real Estate Fund

AIM INTERNATIONAL FUNDS, INC. ...................  AIM INTERNATIONAL MUTUAL FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
AIM European Growth Fund.........................  AIM European Growth Fund

INVESCO BOND FUNDS, INC. ........................  AIM BOND FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO High Yield Fund..........................  INVESCO High Yield Fund
INVESCO Select Income Fund.......................  INVESCO Select Income Fund
INVESCO Tax-Free Bond Fund.......................  INVESCO Tax-Free Bond Fund
INVESCO U.S. Government Securities Fund..........  INVESCO U.S. Government Securities Fund

INVESCO COMBINATION STOCK & BOND FUNDS, INC. ....  AIM COMBINATION STOCK & BOND FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Balanced Fund............................  INVESCO Balanced Fund
INVESCO Total Return Fund........................  INVESCO Total Return Fund

INVESCO COUNSELOR SERIES FUNDS, INC. ............  AIM COUNSELOR SERIES TRUST
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Advantage Fund...........................  INVESCO Advantage Fund

INVESCO INTERNATIONAL FUNDS, INC. ...............  AIM INTERNATIONAL MUTUAL FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO European Fund............................  INVESCO European Fund
INVESCO International Blue Chip Value Fund.......  INVESCO International Blue Chip Value Fund

INVESCO MONEY MARKET FUNDS, INC. ................  AIM TREASURER'S SERIES TRUST
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Cash Reserves Fund.......................  INVESCO Cash Reserves Fund
INVESCO Tax-Free Money Fund......................  INVESCO Tax-Free Money Fund

INVESCO SECTOR FUNDS, INC. ......................  AIM SECTOR FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Energy Fund..............................  INVESCO Energy Fund
INVESCO Financial Services Fund..................  INVESCO Financial Services Fund
INVESCO Real Estate Opportunity Fund.............  INVESCO Real Estate Opportunity Fund
INVESCO Technology Fund..........................  INVESCO Technology Fund
INVESCO Telecommunications Fund..................  INVESCO Telecommunications Fund
INVESCO Utilities Fund...........................  INVESCO Utilities Fund

INVESCO STOCK FUNDS, INC. .......................  AIM STOCK FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Growth Fund..............................  INVESCO Growth Fund
INVESCO Growth & Income Fund.....................  INVESCO Growth & Income Fund
INVESCO Value Equity Fund........................  INVESCO Value Equity Fund

                                  SCHEDULE 4.4

                 CERTAIN CONTINGENT LIABILITIES OF BUYING FUND

     None.

                                SCHEDULE 4.5(a)

                              PORTFOLIOS OF BUYER

INVESCO Energy Fund

INVESCO Financial Services Fund

INVESCO Gold & Precious Metals Fund

INVESCO Health Sciences Fund

INVESCO Leisure Fund

INVESCO Real Estate Opportunity Fund

INVESCO Technology Fund

INVESCO Telecommunications Fund

INVESCO Utilities Fund

                                SCHEDULE 4.5(b)

                                                              NUMBER OF SHARES OF EACH CLASS
CLASSES OF SHARES OF BUYING FUND                               BUYER IS AUTHORIZED TO ISSUE
--------------------------------                              ------------------------------
Class A shares..............................................           100,000,000
Class B shares..............................................           100,000,000
Class C shares..............................................           100,000,000
Class K shares..............................................           100,000,000
Investor Class shares.......................................           100,000,000

                                  SCHEDULE 5.1

                        PERMITTED COMBINATIONS OF FUNDS

INVESCO Advantage Fund into AIM Opportunities III Fund

INVESCO Growth Fund into AIM Large Cap Growth Fund

INVESCO Growth & Income Fund into AIM Blue Chip Fund

INVESCO European Fund into AIM European Growth Fund

AIM International Core Equity Fund into INVESCO
  International Blue Chip Value Fund

AIM New Technology Fund into INVESCO Technology Fund

AIM Global Science and Technology Fund into INVESCO
  Technology Fund

INVESCO Telecommunications Fund into INVESCO Technology Fund

AIM Global Financial Services Fund into INVESCO Financial
  Services Fund

AIM Global Energy Fund into INVESCO Energy Fund

AIM Global Utilities Fund into INVESCO Utilities Fund

INVESCO Real Estate Opportunity Fund into AIM Real Estate
  Fund

INVESCO Tax-Free Bond Fund into AIM Municipal Bond Fund

INVESCO High Yield Fund into AIM High Yield Fund

INVESCO Select Income Fund into AIM Income Fund

INVESCO U.S. Government Securities Fund into AIM
  Intermediate Government Fund

INVESCO Cash Reserves Fund into AIM Money Market Fund

INVESCO Tax-Free Money Fund into AIM Tax-Exempt Cash Fund

INVESCO Balanced Fund into INVESCO Total Return Fund

INVESCO Value Equity Fund into AIM Large Cap Basic Value
  Fund

AIM Premier Equity Fund II into AIM Premier Equity Fund

                                SCHEDULE 6.2(f)

                                  TAX OPINIONS

     (i) The transfer of the assets of Selling Fund to Buying Fund in exchange solely for Buying Fund Shares distributed directly to Selling Fund Shareholders and Buying Fund's assumption of the Liabilities, as provided in the Agreement, will constitute a "reorganization" within the meaning of Section 368(a) of the Code and Selling Fund and Buying Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

     (ii) In accordance with Section 361(a) and Section 361(c)(1) of the Code, no gain or loss will be recognized by Selling Fund on the transfer of its assets to Buying Fund solely in exchange for Buying Fund Shares and Buying Fund's assumption of the Liabilities or on the distribution of Buying Fund Shares to Selling Fund Shareholders; provided that, no opinion is expressed as to the effect of the Reorganization on Selling Fund or any Selling Fund Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for Federal income tax purposes at the end of a taxable year (or on the termination or transfer of a taxpayer's rights (or obligations) with respect to such asset) under a mark-to-market system of accounting.

     (iii) In accordance with Section 1032 of the Code, no gain or loss will be recognized by Buying Fund upon the receipt of assets of Selling Fund in exchange for Buying Fund Shares issued directly to Selling Fund Shareholders.

     (iv) In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by Selling Fund Shareholders on the receipt of Buying Fund Shares in exchange for Selling Fund Shares.

     (v) In accordance with Section 362(b) of the Code, the basis to Buying Fund of the assets of Selling Fund will be the same as the basis of such assets in the hands of Selling Fund immediately prior to the Reorganization.

     (vi) In accordance with Section 358(a) of the Code, a Selling Fund Shareholder's basis for Buying Fund Shares received by the Selling Fund Shareholder will be the same as his or her basis for Selling Fund Shares exchanged therefor.

     (vii) In accordance with Section 1223(1) of the Code, a Selling Fund Shareholder's holding period for Buying Fund Shares will be determined by including such Selling Fund Shareholder's holding period for Selling Fund Shares exchanged therefor, provided that such Selling Fund Shareholder held such Selling Fund Shares as a capital asset.

     (viii) In accordance with Section 1223(2) of the Code, the holding period with respect to the assets of Selling Fund transferred to Buying Fund in the Reorganization will include the holding period for such assets in the hands of Selling Fund.

     (ix) In accordance with Section 381(a)(2) of the Code, Buying Fund will succeed to and take into account the items of Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381 through 384 of the Code and the Treasury Regulations thereunder.

                                                                     APPENDIX II

                           INVESCO SECTOR FUNDS, INC.

            INVESCO ENERGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
      INVESCO FINANCIAL SERVICES FUND--INVESTOR CLASS, CLASS A, B, C, AND K
       INVESCO HEALTH SCIENCES FUND--INVESTOR CLASS, CLASS A, B, C, AND K
           INVESCO LEISURE FUND--INVESTOR CLASS, CLASS A, B, C, AND K
          INVESCO TECHNOLOGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
      INVESCO TELECOMMUNICATIONS FUND--INVESTOR CLASS, CLASS A, B, C, AND K
     INVESCO GOLD & Precious Metals Fund--Investor Class, Class A, B, and C INVESCO Real Estate Opportunity Fund--Investor Class, Class A, B, and C
            INVESCO Utilities Fund--Investor Class, Class A, B, and C


     Supplement dated August 1, 2003 to the Prospectus dated August 1, 2003


                      INVESCO REAL ESTATE OPPORTUNITY FUND

The Board of Directors of INVESCO Sector Funds, Inc. ("Seller") unanimously approved, on June 9, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which INVESCO Real Estate Opportunity Fund ("Selling Fund"), a series of Seller, would transfer all of its assets and liabilities to AIM Real Estate Fund ("Buying Fund"), a series of AIM Advisor Funds (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to Selling Fund and A I M Advisors, Inc. ("AIM") serves as the investment advisor to Buying Fund. Both investment advisors are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of the various funds within The AIM Family of Funds(R) and the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds both within The AIM Family of Funds(R) and the INVESCO Family of Funds will allow AIM and INVESCO to concentrate on managing their core products.

In AMVESCAP's view, AIM has best developed the expertise and resources for managing funds with an investment objective and strategies similar to those of Selling Fund and should therefore manage the combined fund. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Directors of Seller, including the independent directors, has determined that the Reorganization is advisable and in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are similar. Selling Fund's investment objective is capital growth and income. Buying Fund's investment objective is high total return.

The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.

                              INVESCO TELECOMMUNICATIONS FUND

The Board of Directors of INVESCO Sector Funds, Inc. ("Seller") unanimously approved, on June 9, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which INVESCO Telecommunications Fund ("Selling Fund"), would transfer all of its assets and liabilities to INVESCO Technology Fund ("Buying Fund"), both of which are series of Seller (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to both Selling Fund and Buying Fund. The investment advisor is a wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of various funds within the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds within the INVESCO Family of Funds will allow INVESCO to concentrate on managing its core products.

AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Directors of Seller, including the independent directors, has determined that the Reorganization is advisable and in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are the same. Selling Fund's investment objective is capital growth and income. Buying Fund's investment objective is capital growth.

The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.

Effective August 18, 2003, the section of the Prospectus entitled "Fees And Expenses" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                           Investor Class    Class A          Class B       Class C       Class K
Maximum Front-End Sales Charge
  on purchases as a percentage of
  offering price                                None          5.50%            None          None          None

Maximum Contingent Deferred Sales
  Charge (CDSC) as a percentage of
  the lower of the total original cost or
  current market value of the shares            None          None(1)          5.00%(2)      1.00%(2)      None(1)

Maximum Sales Charge on reinvested
  dividends/distributions                       None          None             None          None          None

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) A 5% and 1% CDSC may
be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales

Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a CDSC of 1% of the lower of the total original cost or current market value of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares - Choosing A Share Class" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

In addition, you should also consider the factors below:

                           Investor
                           Class            Class A           Class B           Class C          Class K

Initial Sales Charge       None             5.50%             None              None             None

CDSC(1)                    None             1% on certain     1%-5% for         1% for shares    0.70% on certain
                                            purchases held    shares held       held less than   purchases
                                            less than 18      less than         12 months        held less than
                                            months            6 years                            12 months

12b-1 Fee                  0.25%            0.35%             1.00%             1.00%            0.45%

12b-1 Fee
(Utilities Fund Only)      0.25%            0.25%             1.00%             1.00%            None

Conversion                 No               No                Yes(2)            No               No

Purchase Order
Maximum                    None             None              $250,000          $1,000,000       None

(1) Please see the subsection entitled "Sales Charges" below and the section of the Funds' Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.
(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares - Sales Charges (Class A, B, C And K Only)" is amended to (i) delete the third, fourth, seventh, eighth, and tenth paragraphs in their entirety and (ii) substitute the following, respectively, in their place:

     CONTINGENT DEFERRED SALES CHARGE (CDSC) for Class A and Class K Shares. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. If your holding period is less than eighteen months, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account.

     CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to CDSC in the following percentages. If your holding period is less than six years for Class B shares and twelve months for Class C shares, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares.

     Year Since
     Purchase Made                  Class B           Class C

     First                          5%                1%
     Second                         4%                None
     Third                          3%                None
     Fourth                         3%                None
     Fifth                          2%                None
     Sixth                          1%                None
     Seventh and following          None(1)           None

     (1) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

     RIGHTS OF ACCUMULATION. You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C, or K) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

     LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of a Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

     You will not pay a CDSC:
          |X|  if you purchase less than $1,000,000 of Class A shares;
          |X| if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;
          |X| if you redeem Class B shares you held for more than six years; |X| if you redeem Class C shares you held for more than twelve
               months;
          |X| if you participate in the periodic withdrawal program and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
          |X| if you redeem shares acquired through reinvestment of dividends and distributions;
          |X| if you are a participant in a qualified retirement plan and redeem Class C shares or Class K shares in order to fund a distribution;
          |X| if you are a qualified plan investing in Class A shares or Class K shares and elect to forego any dealer concession;
          |X|  on increases in the net asset value of your shares;
          |X|  to pay account fees;
          |X| for IRA distributions due to death or disability or periodic distribution based on life expectancy;
          |X| to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
          |X| for redemptions following the death of a shareholder or beneficial owner.

Effective August 18, 2003, the section of the Prospectus entitled "How To Sell Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

     Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption depending how long you have held your shares. If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a CDSC of 1% of the lower of the total original cost or current market value of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."


                          INVESCO HEALTH SCIENCES FUND

Effective August 1, 2003, the section of the Prospectus entitled "Portfolio Managers" is amended to add:

ANDY SUMMERS is a Portfolio Manager for all INVESCO Health Sciences portfolios. Andy joined the INVESCO Health Sciences investment team in 1998. He is a CFA charterholder. Prior to joining INVESCO, Andy worked as an analyst assistant for Denver Investment Advisors. He received his master's degree in finance from the University of Wisconsin at Madison in 1998. He received his bachelor's degree in finance from the University of Wisconsin at Whitewater in 1996.


                             INVESCO TECHNOLOGY FUND

Effective August 1, 2003, the section of the Prospectus entitled "Portfolio Managers" is amended to add:

CHRIS DRIES is a Portfolio Manager for the INVESCO Technology Fund. Chris joined INVESCO in 1993, and was promoted to the investment division in 1995. He previously held the position of manager of investment operations for the investment division at INVESCO. Chris received his master's degree in finance from the University of Colorado at Denver and his bachelor's degree in finance from the University of Colorado at Boulder.

MICHELLE FENTON is a Portfolio Manager of INVESCO Dynamics Fund and INVESCO Mid-Cap Growth Fund. Michelle is also a Portfolio Manager for the INVESCO Technology Fund. She is a CFA charterholder. Michelle has more than eight years of investment industry experience. Before joining the investment division of INVESCO in 1998, Michelle worked at Berger Funds as an equity analyst. Prior to that, she was a research analyst at Smith Barney. Michelle received her bachelor's degree in finance from Montana State University.

PROSPECTUS | AUGUST 1, 2003
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO SECTOR
FUNDS, INC.

INVESCO ENERGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO FINANCIAL SERVICES FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO GOLD & PRECIOUS METALS FUND--INVESTOR CLASS, CLASS A, B, AND C INVESCO HEALTH SCIENCES FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO LEISURE FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO REAL ESTATE OPPORTUNITY FUND--INVESTOR CLASS, CLASS A, B AND C INVESCO TECHNOLOGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO TELECOMMUNICATIONS FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO UTILITIES FUND--INVESTOR CLASS, CLASS A, B, AND C

NINE MUTUAL FUNDS DESIGNED FOR INVESTORS SEEKING CAPITAL GROWTH THROUGH TARGETED INVESTMENT OPPORTUNITIES.

INVESTOR CLASS SHARES OFFERED BY THIS PROSPECTUS ARE OFFERED ONLY TO GRANDFATHERED INVESTORS. PLEASE SEE THE SECTION OF THE PROSPECTUS ENTITLED "HOW TO BUY SHARES."

CLASS A, B, AND C SHARES ARE SOLD PRIMARILY THROUGH FINANCIAL INTERMEDIARIES. CLASS K SHARES ARE SOLD TO QUALIFIED RETIREMENT PLANS, RETIREMENT SAVINGS PROGRAMS, EDUCATIONAL SAVINGS PROGRAMS, AND WRAP PROGRAMS PRIMARILY THROUGH FINANCIAL INTERMEDIARIES.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks....................2
Fund Performance...........................................5
Fees And Expenses.........................................10
Investment Risks..........................................14
Principal Risks Associated With The Funds.................14
Temporary Defensive Positions.............................16
Portfolio Turnover........................................16
Fund Management...........................................17
Portfolio Managers........................................17
Potential Rewards.........................................18
Share Price...............................................18
How To Buy Shares.........................................19
Your Account Services.....................................23
How To Sell Shares........................................24
Taxes.....................................................26
Dividends And Capital Gain Distributions..................26
Financial Highlights......................................27

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.


                           [INVESCO ICON] INVESCO(R)


The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime. INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Funds.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Funds.

This Prospectus contains important information about the Funds' Investor Class, Class A, B, C, and, if applicable, K shares. Class A, B, and C shares are sold primarily through financial intermediaries. Class K shares are sold to qualified retirement plans, retirement savings programs, educational savings programs, and wrap programs primarily through financial intermediaries. If you invest through a financial intermediary, please contact your financial intermediary or, with respect to Class K shares, your plan or program sponsor, for detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investment amounts, and fees and expenses). INVESCO Technology Fund also offers an additional class of shares through a separate Prospectus. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about the other class of Technology Fund's shares, contact A I M Distributors, Inc. ("ADI") at 1-800-347-4246.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON]  [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES, AND RISKS

FACTORS COMMON TO ALL THE FUNDS

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Funds seek capital growth; Real Estate Opportunity, Telecommunications, and Utilities Funds also attempt to earn income for you. The Funds are actively managed. They invest primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

Each Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies doing business in the economic sector described by its name. At any given time, 20% of each Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:
o At least 50% of its gross income or its net sales must come from activities in the sector;
o At least 50% of its assets must be devoted to producing revenues from the sector;
o or Based on other available information, we determine that its primary business is within the sector.

INVESCO uses a research oriented "bottom-up" investment approach to create each Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Funds emphasize companies that INVESCO believes are strongly managed and will generate above-average long-term capital appreciation.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. Value investing seeks securities, particularly stocks, that are currently undervalued by the market -- companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value. Through our value process, we seek to provide reasonably consistent returns over a variety of market cycles. Value-oriented funds typically will underperform growth-oriented funds when investor sentiment favors the growth investing style.

As sector funds, each portfolio is concentrated in a comparatively narrow segment of the economy. This means a Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Funds tend to be more volatile than other mutual funds, and the value of their portfolio investments and consequently the value of an investment in a Fund tend to go up and down more rapidly.

The Funds are subject to other principal risks, as applicable, such as market, foreign securities, liquidity, derivatives, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Funds." An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit

Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.

The Funds are concentrated in these sectors:

[KEY ICON]  INVESCO ENERGY FUND -- INVESTOR CLASS, CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies within the energy sector. These companies include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, alternative energy companies, and innovative energy technology companies.

Generally, we prefer to keep the Fund's investments divided among the four main energy subsectors: major oil companies, energy services, oil and gas exploration/production companies, and natural gas pipeline companies. We adjust portfolio weightings depending on current economic conditions. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may influence Fund returns and increase price fluctuations in the Fund's shares. The businesses in which we invest may be adversely affected by foreign government, federal, or state regulations on energy production, distribution, and sale.

[KEY ICON]  INVESCO FINANCIAL SERVICES FUND -- INVESTOR CLASS, CLASS A, B, C,
            AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies.

We place a greater emphasis on companies that are increasing their revenue streams along with their earnings. We seek companies that we believe can grow their revenues and earnings in a variety of interest rate environments -- although securities prices of financial services companies generally are interest rate sensitive. We seek companies with successful sales and marketing cultures and that leverage technologies in their operations and distribution. We adjust portfolio weightings depending on current economic conditions and relative valuations of securities.

This sector generally is subject to extensive governmental regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries.

[KEY ICON]  INVESCO GOLD & PRECIOUS METALS FUND -- INVESTOR CLASS, CLASS A, B,
            AND C

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in exploring for, mining, processing, or dealing and investing in gold, gold bullion, and other precious metals, such as silver, platinum, and palladium, as well as diamonds. The securities of these companies are highly dependent on the price of precious metals at any given time.

Fluctuations in the price of gold directly -- and often dramatically -- affect the profitability and market value of companies in this sector. Changes in political or economic climate for the two largest gold producers -- South Africa and the former Soviet Union -- may have a direct impact on the price of gold worldwide. Up to 10% at the time of purchase of the Fund's assets may be invested in gold bullion. The Fund's investments directly in gold bullion will earn no income return; appreciation in the market price of gold is the sole manner in which the Fund can realize gains on bullion investments. The Fund may have higher storage and custody costs in connection with its ownership of bullion than those associated with the purchase, holding and sale of more traditional types of investments.

The Fund primarily focuses on those gold companies that have the ability to increase production capacity at low costs, while having the potential to make major gold discoveries around the world. Additionally, we try to identify companies that leverage increasing gold prices; that is, companies that do not hedge gold prices on the market. While the Fund may take positions in mid- to small-sized exploration companies that may be more volatile than investments in large, more established companies, it will primarily focus on major gold stocks that are leaders in their fields. Up to 100% of the Fund's assets may be invested in foreign companies.

[KEY ICON]  INVESCO HEALTH SCIENCES FUND -- INVESTOR CLASS, CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies.

We focus on the dominant players in fast-growing therapeutic areas or companies on the verge of exciting medical breakthroughs. We seek companies with strong, commercially successful products as well as promising product pipelines. This strategy may lead us to invest in both well-established health care firms and faster-growing, more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the portfolio and represent core holdings in the Fund. The Fund also may invest in high growth, earlier stage companies whose future profitability could be dependent upon increasing market shares from one or a few key products. Such companies often have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices and could have an adverse impact upon the companies' future growth and profitability.

Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

[KEY ICON]  INVESCO LEISURE FUND -- INVESTOR CLASS, CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in the design, production, and distribution of products related to the leisure activities. These industries include, but are not limited to, hotels/gaming, publishing, advertising, beverages, audio/video, broadcasting-radio/TV, cable & satellite operators, cable & satellite programmers, motion pictures & TV, recreation services/entertainment, retail, and toys.

We seek firms that can grow their businesses regardless of the economic environment. INVESCO attempts to keep the portfolio well diversified across the leisure sector, adjusting portfolio weightings depending on prevailing economic conditions and relative valuations of securities. This sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos often are subject to high price volatility and are considered speculative. Video and electronic games are subject to risks of rapid obsolescence.

[KEY ICON]  INVESCO REAL ESTATE OPPORTUNITY FUND -- INVESTOR CLASS, CLASS A,
            B, AND C

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies doing business in the real estate industry, including real estate investment trusts ("REITS"), which invest in real estate or interests in real estate. No one property type will represent more than 50% of the Fund's total assets. The companies in which the Fund invests may also include, but are not limited to, real estate brokers, home builders or real estate developers, companies with substantial real estate holdings, and companies with significant involvement in the real estate industry or other real estate-related companies.

The real estate industry is highly cyclical, and the value of securities issued by companies doing business in that sector may fluctuate widely. The real estate industry -- and, therefore, the performance of the Fund -- is highly sensitive to national, regional and local economic conditions, interest rates, property taxes, overbuilding, decline in value of real estate, and changes in rental income. REITS are companies or trusts that own and/or operate income-producing real estate. Shares of REITS are publicly traded and are subject to the same risks as any other security, as well as risks specific to the real estate industry.

[KEY ICON]  INVESCO TECHNOLOGY FUND -- INVESTOR CLASS, CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

A core portion of the Fund's portfolio is invested in market-leading technology companies among various subsectors in the technology universe that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are leaders in their field and are believed to have a strategic advantage over many of their competitors. The remainder of the Fund's portfolio consists of faster-growing, more volatile technology companies that INVESCO believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

[KEY ICON]  INVESCO TELECOMMUNICATIONS FUND -- INVESTOR CLASS, CLASS A, B, C,
            AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in the design, development, manufacture, distribution, or sale of communications services and equipment, and companies that are involved in supplying equipment or services to such companies. The telecommunications sector includes, but is not limited to, companies that offer telephone services, wireless communications, satellite communications, television and movie programming, broadcasting, and Internet access. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

We select stocks based on projected total return for individual companies, while also analyzing country specific factors that might affect stock performance or influence company valuation. Normally, the Fund will invest primarily in companies located in at least three different countries, although U.S. issuers will often dominate the portfolio. The Fund's portfolio emphasizes strongly managed market leaders, with a lesser weighting on smaller, faster growing companies that offer new products or services and/or are increasing their market share.

[KEY ICON]  INVESCO UTILITIES FUND --  INVESTOR CLASS, CLASS A, B, AND C

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in utilities-related industries. These include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services, including local, long distance and wireless.

Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable.

Normally, INVESCO seeks to keep the portfolio divided among the electric utilities, natural gas, and telecommunications industries. Weightings within the various industry segments are continually monitored, and INVESCO adjusts the portfolio weightings depending on the prevailing economic conditions.

[GRAPH ICON]  FUND PERFORMANCE

Performance information in the bar charts below is that of the Funds' Investor Class shares, which has the longest operating history of the Funds' classes. Information included in the table is that of Investor Class, Class C, and, if applicable, Class K shares. Performance information for Class A and B shares is not shown in the table as those classes do not yet have a full calendar year of performance. Investor Class and Class A, B, C, and K returns would be similar because all classes of shares invest in the same portfolio of securities. The returns of the classes would differ, however, to the extent of differing levels of expenses. In this regard, the returns reflected in the bar charts and table reflect only the applicable total expenses of the class shown. If the effect of the other classes' total expenses were reflected, the returns would be lower than those shown because the other classes have higher total expenses.

The bar charts below show the Funds' Investor Class actual yearly performance (commonly known as their "total return") for the years ended December 31 over the past decade or since inception. The returns in the bar charts do not reflect a 12b-1 fee in excess of 0.25%, the sales charge for Class A shares, or the applicable contingent deferred sales charge (CDSC) for Class B or Class C shares; if they did, the total returns shown would be lower. The table below shows the pre-tax and after-tax average annual total returns of Investor Class and pre-tax average annual total returns for Class C shares, and, if applicable, Class K shares for various periods ended December 31, 2002 compared to the S&P 500 Index, the S&P 500 Financials Index with respect to Financial Services Fund, and the NAREIT -- Equity REIT Index with respect to Real Estate Opportunity Fund. The after-tax returns are shown only for the Investor Class shares. After-tax returns for other classes of shares offered in this Prospectus will vary.

After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption returns assume you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rates in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax returns shown are not relevant.

The information in the bar charts and table illustrates the variability of each Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how a Fund will perform in the future.

--------------------------------------------------------------------------------
                           ENERGY FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]
'93     '94      '95     '96     '97     '98       '99     '00     '01       '02
16.71%  (7.25%)  19.80%  38.84%  19.09%  (27.83%)  41.88%  58.17%  (16.81%)  (4.32)

--------------------------------------------------------------------------------
Best Calendar Qtr.    9/97    28.24%
Worst Calendar Qtr.   9/98   (18.34%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     FINANCIAL SERVICES FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                [GRAPHIC OMITTED]
'93     '94      '95     '96     '97     '98     '99    '00     '01       '02
18.52%  (5.89%)  39.81%  30.29%  44.79%  13.45%  0.73%  26.69%  (10.17%)  (15.56%)

--------------------------------------------------------------------------------
Best Calendar Qtr.    9/00    22.76%
Worst Calendar Qtr.   9/98   (18.20%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GOLD & PRECIOUS METALS FUND--
                                 INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                [GRAPHIC OMITTED]

'93     '94       '95     '96     '97       '98       '99      '00       '01     '02
72.47%  (27.85%)  12.72%  40.64%  (55.50%)  (22.54%)  (8.99%)  (12.98%)  17.12%  59.65%

--------------------------------------------------------------------------------
Best Calendar Qtr.     3/96    46.17%
Worst Calendar Qtr.   12/97   (37.51%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      HEALTH SCIENCES FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

'93     '94     '95     '96     '97     '98     '99    '00     '01       '02
(8.41%)  0.94%  58.89%  11.41%  18.46%  43.40%  0.59%  25.80%  (14.68%)  (25.24%)

--------------------------------------------------------------------------------
Best Calendar Qtr.    9/95    19.53%
Worst Calendar Qtr.   3/01   (22.91%)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                          LEISURE FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                [GRAPHIC OMITTED]

'93     '94      '95     '96    '97     '98     '99     '00      '01    '02
35.73%  (4.98%)  15.79%  9.08%  26.46%  29.78%  65.59%  (7.97%)  4.10%  (15.41%)
--------------------------------------------------------------------------------
Best Calendar Qtr.    12/99    25.59%
Worst Calendar Qtr.    9/01   (24.06%)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         REAL ESTATE OPPORTUNITY FUND--
                                 INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
================================================================================
                                [GRAPHIC OMITTED]

     1997       1998        1999        2000       2001        2002
     21.50%     (23.48%)    (5.50%)     24.72%     (1.91%)     5.81%
--------------------------------------------------------------------------------
Best Calendar Qtr.    9/97    14.19%
Worst Calendar Qtr.   9/98   (20.46%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         TECHNOLOGY FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]
'93     '94    '95     '96     '97    '98     '99      '00       '01       '02
15.03%  5.27%  45.80%  21.75%  8.85%  30.12%  144.94%  (22.77%)  (45.51%)  (47.22%)

--------------------------------------------------------------------------------
Best Calendar Qtr.    12/99    66.77%
Worst Calendar Qtr.    9/01   (41.44%)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                    TELECOMMUNICATIONS FUND--INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(4)
================================================================================
                                [GRAPHIC OMITTED]

  1995     1996     1997     1998     1999      2000       2001       2002
  27.37%   16.81%   30.29%   40.98%   144.28%   (26.91%)   (54.19%)   (50.96%)
--------------------------------------------------------------------------------
Best Calendar Qtr.    12/99    62.22%
Worst Calendar Qtr.    9/01   (41.40%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         UTILITIES FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                [GRAPHIC OMITTED]

'93     '94      '95     '96     '97     '98     '99     '00    '01       '02
21.20%  (9.94%)  25.25%  12.75%  24.38%  24.30%  19.88%  4.14%  (33.98%)  (22.29%)

--------------------------------------------------------------------------------
Best Calendar Qtr.    12/98    16.33%
Worst Calendar Qtr.    9/01   (23.67%)
--------------------------------------------------------------------------------

====================================================================================================================================
                                                                                                      AVERAGE ANNUAL TOTAL RETURN(5)
                                                                                                              AS OF 12/31/02
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                10 YEARS
                                                                1 YEAR                  5 YEARS            OR SINCE INCEPTION
INVESTOR CLASS
  Energy Fund(1),(2)
    Return Before Taxes                                         (4.32%)                   5.21%                   10.70%
    Return After Taxes on Distributions                         (4.32%)                   4.86%                    9.21%
    Return After Taxes on Distributions
      and Sale of Fund Shares                                   (2.65%)                   4.24%                    8.34%
  Gold & Precious Metals Fund(1),(2)
    Return Before Taxes                                         59.65%                    2.78%                    0.07%
    Return After Taxes on Distributions                         59.65%                    2.58%                   (1.25%)
    Return After Taxes on Distributions
         and Sale of Fund Shares                                36.62%                    2.12%                   (0.26%)
   Health Sciences Fund(1),(2)
     Return Before Taxes                                       (25.24%)                   2.97%                    8.42%
     Return After Taxes on Distributions                       (25.24%)                   0.99%                    6.14%
     Return After Taxes on Distributions
       and Sale of Fund Shares                                 (15.50%)                   2.36%                    6.54%
  Leisure Fund(1),(2)
    Return Before Taxes                                        (15.41%)                  11.73%                   13.63%
    Return After Taxes on Distributions                        (15.41%)                  10.02%                   11.35%
    Return After Taxes on Distributions
         and Sale of Fund Shares                                (9.46%)                   9.43%                   10.73%
  Technology Fund(1),(2)
    Return Before Taxes                                        (47.22%)                  (6.67%)                   5.18%
    Return After Taxes on Distributions                        (47.22%)                  (7.16%)                   2.46%

====================================================================================================================================
                                                                                                      AVERAGE ANNUAL TOTAL RETURN(5)
                                                                                                              AS OF 12/31/02
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                10 YEARS
                                                                1 YEAR                  5 YEARS            OR SINCE INCEPTION
    Return After Taxes on Distributions
      and Sale of Fund Shares                                  (28.99%)                  (4.64%)                   3.64%
  Utilities Fund(1),(2)
    Return Before Taxes                                        (22.29%)                  (4.46%)                   4.32%
    Return After Taxes on Distributions                        (23.10%)                  (5.55%)                   2.14%
    Return After Taxes on Distributions
         and Sale of Fund Shares                               (13.67%)                  (3.41%)                   2.79%
  S&P 500 Index(6)
    (reflects no deduction for fees, expenses
    or taxes)                                                  (22.09%)                  (0.58%)                   9.35%

  Financial Services Fund(1),(2)
    Return Before Taxes                                        (15.56%)                   1.89%                   12.44%
    Return After Taxes on Distributions                        (15.60%)                   0.59%                    9.48%
    Return After Taxes on Distributions
         and Sale of Fund Shares                                (9.53%)                   1.43%                    9.20%
  S&P 500 Index(6)
    (reflects no deduction for fees, expenses
    or taxes)                                                  (22.09%)                  (0.58%)                   9.35%
  S&P 500 Financials Index6
    (reflects no deduction for fees, expenses
    or taxes)                                                  (14.64%)                   2.53%                   14.08%

  Real Estate Opportunity Fund(1),(2)
    Return Before Taxes                                          5.81%                   (1.32%)                   2.17%(3)
    Return After Taxes on Distributions                          4.56%                   (3.55%)                  (0.55%)(3)
    Return After Taxes on Distributions
      and Sale of Fund Shares                                    3.58%                   (2.21%)                   0.35%(3)
  NAREIT-- Equity REIT Index(6)
    (reflects no deduction for fees, expenses
    or taxes)                                                    3.82%                    3.30%                    5.95%(3)

  Telecommunications Fund(1),(2)
    Return Before Taxes                                        (50.96%)                 (10.78%)                   1.69%(4)
    Return After Taxes on Distributions                        (50.96%)                 (11.09%)                   0.21%(4)
    Return After Taxes on Distributions
      and Sale of Fund Shares                                  (31.29%)                  (7.89%)                   1.12%(4)
  S&P 500 Index(6)
    (reflects no deduction for fees, expenses
    or taxes)                                                  (22.09%)                  (0.58%)                   9.96%(4)

CLASS C - RETURN BEFORE TAXES (INCLUDING CDSC)
  Energy Fund(1),(7)                                            (6.01%)                    N/A                     7.54%(8)
  Gold & Precious Metals Fund(1),(7)                            56.69%                     N/A                    19.78%(8)
  Health Sciences Fund(1),(7)                                  (27.28%)                    N/A                   (12.12%)(8)
  Leisure Fund(1),(7)                                          (17.21%)                    N/A                    (6.36%)(8)
  Technology Fund(1),(7)                                       (48.74%)                    N/A                   (44.62%)(8)

====================================================================================================================================
                                                                                                      AVERAGE ANNUAL TOTAL RETURN(5)
                                                                                                              AS OF 12/31/02
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                10 YEARS
                                                                1 YEAR                  5 YEARS            OR SINCE INCEPTION
  Telecommunications Fund(1),(7)                               (52.53%)                    N/A                   (49.61%)(8)
  Utilities Fund(1),(7)                                        (24.11%)                    N/A                   (23.09%)(8)
  S&P 500 Index(6)                                             (22.09%)                    N/A                   (13.19%)(8)

  Financial Services Fund(1),(7)                               (17.36%)                    N/A                     2.05%(8)
  S&P 500 Index(6)                                             (22.09%)                    N/A                   (13.19%)(8)
  S&P 500 Financials Index(6)                                  (14.64%)                    N/A                     4.45%(8)

  Real Estate Opportunity Fund(1),(7)                            3.94%                     N/A                     7.99%(8)
  NAREIT-- Equity REIT Index(6)                                  3.82%                     N/A                    15.58%(8)

CLASS K - RETURN BEFORE TAXES
  Energy Fund(1),(9)                                            (7.29%)                    N/A                    (4.04%)(10)
  Health Sciences Fund(1),(9)                                  (25.71%)                    N/A                   (17.67%)(10)
  Technology Fund(1),(9)                                       (47.20%)                    N/A                   (45.27%)(10)
  Telecommunications Fund(1),(9)                               (51.03%)                    N/A                   (51.38%)(10)
  S&P 500 Index(6)                                             (22.09%)                    N/A                   (16.32%)(10)

  Financial Services Fund(1),(9)                               (15.88%)                    N/A                    (8.84%)(10)
  S&P 500 Index(6)                                             (22.09%)                    N/A                   (16.32%)(10)
  S&P 500 Financials Index(6)                                  (14.64%)                    N/A                    (7.64%)(10)

  Leisure Fund(1),(9)                                          (15.52%)                    N/A                   (11.49%)(11)
  S&P 500 Index(6)                                             (22.09%)                    N/A                   (22.09%)(11)

(1)  Total return figures include reinvested dividends and capital gain distributions and the effect of each class's expenses.
(2)  Returns before taxes for Investor Class shares of Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure,
     Real Estate Opportunity, Technology, Telecommunications, and Utilities Funds year-to-date as of the calendar quarter ended June
     30, 2003 were 10.05%, 11.02%, 0.37%, 16.16%, 12.19%, 15.14%, 17.80%, 15.21%, and 9.35%, respectively.
(3)  The Fund (Investor Class shares) commenced investment operations on January 2, 1997. Index comparison begins on January 2,
     1997.
(4)  The Fund (Investor Class shares) commenced investment operations on August 1, 1994. Index comparison begins on August 1, 1994.
(5)  The total returns are for those classes of shares with a full calendar year of performance. If the effect of the other classes'
     total expenses, including 12b-1 fees, front-end sales charge for Class A, and CDSC for Class B were reflected, returns for those classes would be lower than those shown.
(6)  The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The S&P
     500 Financials Index is an unmanaged index that contains companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITs. The NAREIT --
     Equity REIT Index is an unmanaged index considered representative of the U.S. real estate investment trust equity market.
     Please keep in mind that the Indexes do not pay brokerage, management, administrative, or distribution expenses, all of which are paid by the classes and are reflected in their annual returns. Index returns also do not include sales charges or CDSCs that may be paid by the shareholder.
(7)  Returns before taxes, including CDSC, for Class C shares of Energy, Financial Services, Gold & Precious Metals, Health
     Sciences, Leisure, Real Estate Opportunity, Technology, Telecommunications, and Utilities Funds year-to-date as of the calendar quarter ended June 30, 2003 were 8.76%, 9.38%, (1.00%), 14.43%, 10.69%, 13.73%, 16.57%, 13.90%, and 7.72%, respectively.
(8)  Since inception of Class C shares on February 15, 2000. Index comparison begins on February 29, 2000.

(9)  Returns before taxes for Class K shares of Energy, Financial Services, Health Sciences, Leisure, Technology, and
     Telecommunications Funds year-to-date as of the calendar quarter ended June 30, 2003 were 10.01%, 11.00%, 15.74%, 11.82%,
     17.56%, and 15.06%, respectively.
(10) Since inception of Class K shares on December 1, 2000. Index comparisons begin on December 1, 2000.
(11) Since inception of Class K shares on December 17, 2001. Index comparison begins on December 31, 2001.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C, or, if applicable, Class K shares of the Funds. If you invest in the Funds through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT
                                                                Investor Class   Class A       Class B        Class C      Class K
Maximum Front-End Sales Charge
  on purchases as a percentage of
  offering price                                                    None          5.50%         None           None         None
Maximum Contingent Deferred
  Sales Charge (CDSC) as a percentage
  of the total original cost of the shares                          None         None(1)        5.00%(2)       1.00%(2)     None(1)
Maximum Sales Charge on reinvested
  dividends/distributions                                           None          None          None           None         None

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

ENERGY FUND                                                     Investor Class   Class A       Class B        Class C      Class K
Management Fees                                                     0.75%         0.75%         0.75%          0.75%        0.75%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%        0.45%
Other Expenses(4),(5)                                               0.69%         0.36%         0.66%(6)       0.78%(7)     4.16%(8)
                                                                    ----          ----          ----           ----         ----
Total Annual Fund Operating Expenses(4),(5)                         1.69%         1.46%         2.41%(6)       2.53%(7)     5.36%(8)
                                                                    ====          ====          ====           ====         ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         0.00%          0.00%        3.16%
Net Expenses(5),(9)                                                 1.69%         1.46%         2.41%(6)       2.53%(7)     2.20%(8)
                                                                    ====          ====          ====           ====         ====

FINANCIAL SERVICES FUND                                         Investor Class   Class A       Class B        Class C      Class K
Management Fees                                                     0.66%         0.66%         0.66%          0.66%        0.66%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%        0.45%
Other Expenses(4),(5)                                               0.49%         0.50%(10)     0.74%(6)       0.79%        1.02%(8)
                                                                    ----          ----          ----           ----         ----
Total Annual Fund Operating Expenses(4),(5)                         1.40%         1.51%(10)     2.40%(6)       2.45%        2.13%(8)
                                                                    ====          ====          ====           ====         ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         0.00%          0.00%        0.00%
Net Expenses(5),(9)                                                 1.40%         1.51%(10)     2.40%(6)       2.45%        2.13%(8)
                                                                    ====          ====          ====           ====         ====

GOLD & PRECIOUS METALS FUND                                     Investor Class   Class A       Class B        Class C
Management Fees                                                     0.75%         0.75%         0.75%          0.75%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%
Other Expenses(4),(5)                                               0.88%         1.01%(10)     0.43%          0.90%
                                                                    ----          ----          ----           ----
Total Annual Fund Operating Expenses(4),(5)                         1.88%         2.11%(10)     2.18%          2.65%
                                                                    ====          ====          ====           ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.01%         0.00%          0.00%
Net Expenses(5),(9)                                                 1.88%         2.10%(10)     2.18%          2.65%
                                                                    ====          ====          ====           ====

HEALTH SCIENCES FUND                                            Investor Class   Class A       Class B        Class C      Class K
Management Fees                                                     0.64%         0.64%         0.64%          0.64%        0.64%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%        0.45%
Other Expenses(4),(5)                                               0.55%         0.89%(10)     0.87%(6)       1.63%(7)     0.98%
                                                                    ----          ----          ----           ----         ----
Total Annual Fund Operating Expenses(4),(5)                         1.44%         1.88%(10)     2.51%(6)       3.27%(7)     2.07%
                                                                    ====          ====          ====           ====         ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         0.00%          0.52%        0.00%
Net Expenses(5),(9)                                                 1.44%         1.88%(10)     2.51%(6)       2.75%(7)     2.07%
                                                                    ====          ====          ====           ====         ====

LEISURE FUND                                                    Investor Class   Class A       Class B        Class C      Class K
Management Fees                                                     0.69%         0.69%         0.69%          0.69%        0.69%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%        0.45%
Other Expenses(4),(5)                                               0.56%         0.38%         0.54%(6)       0.75%        1.07%(8)
                                                                    ----          ----          ----           ----         ----
Total Annual Fund Operating Expenses(4),(5)                         1.50%         1.42%         2.23%(6)       2.44%        2.21%(8)
                                                                    ====          ====          ====           ====         ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         0.00%          0.00%        0.01%
Net Expenses(5),(9)                                                 1.50%         1.42%         2.23%(6)       2.44%        2.20%(8)
                                                                    ====          ====          ====           ====         ====

REAL ESTATE OPPORTUNITY FUND                                    Investor Class   Class A       Class B        Class C
Management Fees                                                     0.75%         0.75%         0.75%          0.75%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%
Other Expenses(4),(5)                                               1.43%(11)     0.56%         1.98%(6)       1.99%(7)
                                                                    ----          ----          ----           ----
Total Annual Fund Operating Expenses(4),(5)                         2.43%(11)     1.66%         3.73%(6)       3.74%(7)
                                                                    ====          ====          ====           ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         0.98%          0.99%
Net Expenses(5),(9)                                                 2.43%(11)     1.66%         2.75%(6)       2.75%(7)
                                                                    ====          ====          ====           ====

TECHNOLOGY FUND                                                 Investor Class   Class A       Class B        Class C      Class K
Management Fees                                                     0.60%         0.60%         0.60%          0.60%        0.60%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%        0.45%
Other Expenses(4),(5)                                               0.92%         0.56%(10)     1.14%(6)       2.35%(7)     1.44%(8)
                                                                    ----          ----          ----           ----
Total Annual Fund Operating Expenses(4),(5)                         1.77%         1.51%(10)     2.74%(6)       3.95%(7)     2.49%(8)
                                                                    ====          ====          ====           ====         ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         0.00%          1.20%        0.29%
Net Expenses(5),(9)                                                 1.77%         1.51%(10)     2.74%(6)       2.75%(7)     2.20%(8)
                                                                    ====          ====          ====           ====         ====

TELECOMMUNICATIONS FUND                                         Investor Class   Class A       Class B        Class C      Class K
Management Fees                                                     0.65%         0.65%         0.65%          0.65%        0.65%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%        0.45%
Other Expenses(4),(5)                                               1.86%(11)     0.66%        10.50%(6)       4.11%(7)     2.20%(8)
                                                                    ----          ----         -----           ----         ----
Total Annual Fund Operating Expenses(4),(5)                         2.76%(11)     1.66%        12.15%(6)       5.76%(7)     3.30%(8)
                                                                    ====          ====         =====           ====         ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         9.40%          3.01%        1.10%
Net Expenses(5),(9)                                                 2.76%(11)     1.66%         2.75%(6)       2.75%(7)     2.20%(8)
                                                                    ====          ====         =====           ====         ====

UTILITIES FUND                                                  Investor Class   Class A       Class B        Class C
Management Fees                                                     0.75%         0.75%         0.75%          0.75%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.25%(12)     1.00%          1.00%
Other Expenses(4),(5)                                               0.90%(11)     0.64%(10)     0.94%(6)       1.95%(7)
                                                                    ----          ----          -----          ----
Total Annual Fund Operating Expenses(4),(5)                         1.90%(11)     1.64%(10),(12)2.69%(6)       3.70%(7)
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         0.00%          0.95%
                                                                    ====          ====         =====           ====
Net Expenses(5),(9)                                                 1.90%(11)     1.64%(10),(12)2.69%(6)       2.75%(7)
                                                                    ====          ====         =====           ====

(1)  If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption. For qualified plans investing in Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. Please see the sections entitled "How to Buy Shares" and "How To Sell Shares."
(2)  A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy
     Shares."
(3)  Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of a
     Fund for a certain period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
(4)  Each Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under expense offset arrangements.
(5)  INVESCO is entitled to reimbursement from the classes for fees and expenses absorbed pursuant to voluntary and contractual expense limitation commitments between INVESCO and the Funds if such reimbursements do not cause a class to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitations may be changed at any time following consultation with the board of directors.
(6)  Certain expenses of Class B shares of Energy, Financial Services, Health Sciences, Leisure, Real Estate Opportunity,
     Technology, Telecommunications, and Utilities Funds were absorbed voluntarily by INVESCO pursuant to commitments between the
     Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Energy Fund's Class B shares' Other Expenses and Total Annual Fund

     Operating Expenses were 0.58% and 2.33%, respectively, of the Fund's average net assets attributable to Class B shares;
     Financial Services Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses were 0.43% and 2.09%, respectively, of the Fund's average net assets attributable to Class B shares; Health Sciences Fund's Class B shares' Other
     Expenses and Total Annual Fund Operating Expenses were 0.42% and 2.06%, respectively, of the Fund's average net assets attributable to Class B shares; Leisure Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses were
     0.45% and 2.14%, respectively, of the Fund's average net assets attributable to Class B shares; Real Estate Opportunity Fund's
     Class B shares' Other Expenses and Total Annual Fund Operating Expenses were 0.61% and 2.36%, respectively, of the Fund's average net assets attributable to Class B shares; Technology Fund's Class B shares' Other Expenses and Total Annual Fund
     Operating Expenses were 0.55% and 2.15%, respectively, of the Fund's average net assets attributable to Class B shares;
     Telecommunications Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses were 0.92% and 2.57%, respectively, of the Fund's average net assets attributable to Class B shares; and Utilities Fund's Class B shares' Other
     Expenses and Total Annual Fund Operating Expenses were 0.39% and 2.14%, respectively, of the Fund's average net assets attributable to Class B shares.
(7)  Certain expenses of Class C shares of Energy, Real Estate Opportunity, Technology, Telecommunications, and Utilities Funds were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. Certain expenses of Class C shares of Health Sciences Fund were absorbed by INVESCO pursuant to a contractual agreement between the Fund and INVESCO. After absorption, but excluding any expense offset arrangements, Energy Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.58%
     and 2.33%, respectively, of the Fund's average net assets attributable to Class C shares; Real Estate Opportunity Fund's Class
     C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.60% and 2.35%, respectively, of the Fund's average net assets attributable to Class C shares; Technology Fund's Class C shares' Other Expenses and Total Annual Fund Operating
     Expenses were 1.09% and 2.69%, respectively, of the Fund's average net assets attributable to Class C shares;
     Telecommunications Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.98% and 2.63%, respectively, of the Fund's average net assets attributable to Class C shares; and Utilities Fund's Class C shares' Other
     Expenses and Total Annual Fund Operating Expenses were 0.30% and 2.05%, respectively, of the Fund's average net assets attributable to Class C shares.
(8)  Certain expenses of Class K shares of Energy, Financial Services, and Telecommunications Funds were absorbed voluntarily by
     INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. Certain expenses of Class K shares of Leisure and Technology Funds were absorbed by
     INVESCO pursuant to contractual agreements between the Funds and INVESCO. After absorption, but excluding any expense offset arrangement, Energy Fund's Class K shares' Other Expenses and Total Annual Fund Operating Expenses were 0.87% and 2.07%, respectively, of the Fund's average net assets attributable to Class K shares; Financial Services Fund's Class K shares' Other
     Expenses and Total Annual Fund Operating Expenses were 0.67% and 1.78%, respectively, of the Fund's average net assets attributable to Class K shares; and Telecommunications Fund's Class K shares' Other Expenses and Total Annual Fund Operating
     Expenses were 0.96% and 2.06%, respectively, of the Fund's average net assets attributable to Class K shares.
(9)  To limit expenses, INVESCO has contractually obligated itself to waive fees and bear expenses through March 31, 2004 that would cause the ratio of expenses to average net assets to exceed 2.10% for Class A shares, 2.75% for each of Class B and Class C shares, and 2.20% for Class K shares.
(10) Certain expenses of Class A shares of Financial Services, Health Sciences, Technology, and Utilities Funds were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. Certain expenses of Class A shares of Gold & Precious Metals Fund were absorbed by INVESCO pursuant to a contractual agreement between the Fund and INVESCO. After absorption, but excluding any expense offset arrangements, Financial Services Fund's Class A shares' Other Expenses and Total Annual Fund Operating Expenses
     were 0.37% and 1.38%, respectively, of the Fund's average net assets attributable to Class A shares; Health Sciences Fund's
     Class A shares' Other Expenses and Total Annual Fund Operating Expenses were 0.42% and 1.41%, respectively, of the Fund's average net assets attributable to Class A shares; Technology Fund's Class A shares' Other Expenses and Total Annual Fund
     Operating Expenses were 0.52% and 1.47%, respectively, of the Fund's average net assets attributable to Class A shares; and
     Utilities Fund's Class A shares' Other Expenses and Total Annual Fund Operating Expenses were 0.41% and 1.41%, respectively, of the Fund's average net assets attributable to Class A shares.
(11) Certain expenses of Investor Class shares of Real Estate Opportunity, Telecommunications, and Utilities Funds were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Real
     Estate Opportunity Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.60% and 1.60%, respectively, of the Fund's average net assets attributable to Investor Class shares; Telecommunications Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.91% and 1.81%, respectively, of the Fund's average net assets attributable to Investor Class shares; and Utilities Fund's Investor Class shares' Other Expenses and Total Annual Fund
     Operating Expenses were 0.30% and 1.30%, respectively, of the Fund's average net assets attributable to Investor Class shares.
(12 )Effective July 1, 2003, the Distribution and Service (12b-1) Fees have been reduced from 0.35% to 0.25%. Total Annual Fund
     Operating Expenses have been restated for the current fiscal year end.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Investor Class, Class A, Class B, Class C, and, if applicable, Class K shares of the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Investor Class, Class A, Class B, Class C, or Class K shares of a Fund for the time periods indicated. Within each Example, there is an assumption that you redeem all of your shares at the end of those periods and that you keep your shares. The Example also assumes that your investment had a hypothetical 5% return each year, and that a Fund's Investor Class, Class A, Class B, Class C, and Class K shares' operating expenses remain the same. Although the actual costs and performance of a Fund's Investor Class, Class A, Class B, Class C, and Class K shares may be higher or lower, based on these assumptions your costs would be:

                                             1 year           3 years          5 years          10 years
ENERGY FUND
     Investor Class                          $172             $  533           $  918           $1,998
     Class A(1)                              $690             $  986           $1,304           $2,200
     Class B - With Redemption(1)            $744             $1,051           $1,485           $2,511(2)
     Class B - Without Redemption            $244             $  751           $1,285           $2,511(2)
     Class C - With Redemption1              $356             $  788           $1,345           $2,866
     Class C - Without Redemption            $256             $  788           $1,345           $2,866
     Class K(3)                              $223             $1,321           $2,411           $5,103

FINANCIAL SERVICES FUND
     Investor Class                          $143             $  443           $  766           $1,680
     Class A(1)                              $695             $1,001           $1,328           $2,252
     Class B - With Redemption(1)            $743             $1,048           $1,480           $2,515(2)
     Class B - Without Redemption            $243             $  748           $1,280           $2,515(2)
     Class C - With Redemption(1)            $348             $  764           $1,306           $2,786
     Class C - Without Redemption            $248             $  764           $1,306           $2,786
     Class K                                 $216             $  667           $1,144           $2,462

GOLD & PRECIOUS METALS FUND
     Investor Class                          $191             $  591           $1,016           $2,201
     Class A(1),(3)                          $751             $1,174           $1,621           $2,856
     Class B - With Redemption(1)            $721             $  982           $1,369           $2,496(2)
     Class B - Without Redemption            $221             $  682           $1,169           $2,496(2)
     Class C - With Redemption(1)            $368             $  823           $1,405           $2,983
     Class C - Without Redemption            $268             $  823           $1,405           $2,983

HEALTH SCIENCES FUND
     Investor Class                          $147             $  456           $  787           $1,724
     Class A(1)                              $730             $1,108           $1,510           $2,630
     Class B - With Redemption(1)            $754             $1,082           $1,535           $2,691(2)
     Class B - Without Redemption            $254             $  782           $1,335           $2,691(2)
     Class C - With Redemption(1),(3)        $378             $  958           $1,663           $3,532
     Class C - Without Redemption(3)         $278             $  958           $1,663           $3,532
     Class K                                 $210             $  649           $1,114           $2,400

LEISURE FUND
     Investor Class                          $153             $  474           $  818           $1,791
     Class A(1)                              $687             $  975           $1,284           $2,158
     Class B - With Redemption(1)            $726             $  997           $1,395           $2,361(2)
     Class B - Without Redemption            $226             $  697           $1,195           $2,361(2)
     Class C - With Redemption(1)            $347             $  761           $1,301           $2,776
     Class C - Without Redemption            $247             $  761           $1,301           $2,776
     Class K(3)                              $223             $  690           $1,184           $2,543

REAL ESTATE OPPORTUNITY FUND
     Investor Class                          $246             $  758           $1,296           $2,766
     Class A(1)                              $709             $1,045           $1,403           $2,407
     Class B - With Redemption(1),(3)        $778             $1,351           $2,043           $3,454(2)
     Class B - Without Redemption(3)         $278             $1,051           $1,843           $3,454(2)
     Class C - With Redemption(1),(3)        $378             $1,053           $1,847           $3,921
     Class C - Without Redemption(3)         $278             $1,053           $1,847           $3,921

TECHNOLOGY FUND
     Investor Class                          $180             $  557           $  959           $2,084
     Class A(1)                              $695             $1,001           $1,328           $2,252
     Class B - With Redemption(1)            $777             $1,150           $1,650           $2,773(2)
     Class B - Without Redemption            $277             $  850           $1,450           $2,773(2)
     Class C - With Redemption(1),(3)        $378             $1,094           $1,928           $4,089
     Class C - Without Redemption(3)         $278             $1,094           $1,928           $4,089
     Class K(3)                              $223             $  748           $1,300           $2,804

TELECOMMUNICATIONS FUND
     Investor Class                          $279             $  856           $1,459           $3,090
     Class A(1)                              $709             $1,045           $1,403           $2,407
     Class B - With Redemption(1),(3)        $778             $2,888           $4,780           $7,273(2)
     Class B - Without Redemption(3)         $278             $2,588           $4,580           $7,273(2)
     Class C - With Redemption(1),(3)        $378             $1,447           $2,598           $5,401
     Class C - Without Redemption(3)         $278             $1,447           $2,598           $5,401
     Class K(3)                              $223             $  913           $1,627           $3,520

UTILITIES FUND
     Investor Class                          $193             $  597           $1,026           $2,222
     Class A(1)                              $708             $1,039           $1,393           $2,387
     Class B - With Redemption(1)            $772             $1,135           $1,625           $2,768(2)
     Class B - Without Redemption            $272             $  835           $1,425           $2,768(2)
     Class C - With Redemption(1),(3)        $378             $1,045           $1,831           $3,889
     Class C - Without Redemption(3)         $278             $1,045           $1,831           $3,889


(1) Based on initial sales charge for Class A shares at the beginning of each period shown and CDSC charges for Class B and C shares based on redemption at the end of each period shown. Please see "How
    To Buy Shares."
(2) Assumes conversion of Class B to Class A at the end of the eighth year. Please see "How To Buy
    Shares."
(3) Class expenses remain the same for each period (except that the Example reflects the contractual expense reimbursements by INVESCO for the one-year period and the first year of the three-, five-, and ten-year periods).

[ARROWS ICON]  INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

[ARROWS ICON]  PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special risk factors discussed below associated with the Funds' policies in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of a Fund's investments. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. Energy, Financial Services, Health Sciences, Leisure, Real Estate Opportunity, Technology, and Utilities Funds may invest up to 25% of their respective assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. Foreign securities risks are potentially greater for Gold & Precious Metals and Telecommunications Funds, since those Funds have the ability to invest more than 25% of their respective assets in the securities of non-U.S. issuers.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events, or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LIQUIDITY RISK

A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

Options and futures are common types of derivatives that a Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. The use of options and futures may increase the performance of the Fund, but also may increase market risk. Other types of derivatives include swaps, caps, floors, and collars.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK

A Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable gain distributions to a Fund's shareholders.

                 ----------------------------------------------

Although each Fund generally invests in equity securities of companies in the economic sector described by its name, the Funds also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of any Fund's principal investment strategy, they may constitute a significant portion of a Fund's portfolio, thereby possibly exposing a Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                       RISKS                    APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS
  (ADRs)
These are securities issued      Market, Information,     All Funds
by U.S. banks that represent     Political, Regulatory,
shares of foreign corpora-       Diplomatic, Liquidity,
tions held by those banks.       and Currency Risks
Although traded in U.S.
securities markets and
valued in U.S. dollars, ADRs
carry most of the risks of
investing directly in
foreign securities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                       RISKS                    APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
FUTURES
A futures contract is an         Market, Liquidity,       Technology
agreement to buy or sell a       and Derivatives Risks    Telecommunications
specific amount of a
financial instrument (such
as an index option) at a
stated price on a stated
date. A Fund may use futures
contracts to pro- vide
liquidity and to hedge
portfolio value.
--------------------------------------------------------------------------------
OPTIONS
The obligation or right to       Information, Liquidity,  Technology
deliver or receive a             and Derivatives Risks    Telecommunications
security or other
instrument, index, or
commodity, or cash payment
depending on the price of
the underlying security or
the performance of an index
or other benchmark. Includes
options on specific
securities and stock
indices, and options on
stock index futures. May be
used in a Fund's portfolio
to provide liquidity and
hedge portfolio value.
--------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS
These may include forward        Counterparty, Currency,  Technology
contracts, swaps, caps,          Liquidity, Market, and   Telecommunications
floors, and collars. They        Regulatory Risks
may be used to try to manage
a Fund's foreign currency
exposure and other
investment risks, which can
cause its net asset value to
rise or fall. A Fund may use
these financial instruments,
commonly known as
"derivatives," to increase
or decrease its exposure to
changing securities prices,
interest rates, currency
exchange rates, or other
factors.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the       Counterparty Risk        All Funds
seller of a security agrees
to buy it back at an
agreed-upon price and time
in the future.
--------------------------------------------------------------------------------

[ARROWS ICON]  TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of a Fund by investing in securities that are highly liquid, such as high-quality money market instruments like shortterm U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of a Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON]  PORTFOLIO TURNOVER

We actively manage and trade the Funds' portfolios. Therefore, some of the Funds may have a higher portfolio turnover rate compared to many other mutual funds. The Funds with higher-than-average portfolio turnover rates for the fiscal year ended March 31, 2003, were:

Energy                             144%
Health Sciences                    179%
Real Estate Opportunity            248%
Technology                         107%(1)
Telecommunications                 137%(1)

(1) The increase in the Funds' portfolio turnover rates was greater than expected during the year due to active trading undertaken in response to market conditions.

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable capital gain distributions to a Fund's shareholders.

[INVESCO ICON]  FUND MANAGEMENT

INVESTMENT ADVISOR

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $318.5 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY M ANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMEICA, AND THE FAR EAST.

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Funds. INVESCO was founded in 1932 and manages over $17 billion for 2,848,927 shareholder accounts in 47 INVESCO mutual funds as of March 31, 2003. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

ADI is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO and ADI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended March 31, 2003.

--------------------------------------------------------------------------------
                                           ADVISORY FEE AS A PERCENTAGE OF
FUND                                  AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
Energy                                                  0.75%
Financial Services                                      0.66%
Gold & Precious Metals                                  0.75%
Health Sciences                                         0.64%
Leisure                                                 0.69%
Real Estate Opportunity                                 0.75%
Technology                                              0.60%
Telecommunications                                      0.65%
Utilities                                               0.75%
--------------------------------------------------------------------------------

[INVESCO ICON]  PORTFOLIO MANAGERS

The following individuals are primarily responsible for the daytoday management of their respective Fund's or Funds' portfolio holdings:

FUND                                             PORTFOLIO MANAGER
Energy                                           John S. Segner
Financial Services                               Joseph W. Skornicka
Gold & Precious Metals                           John S. Segner
Health Sciences                                  Thomas R. Wald
                                                 Andy Summers
Leisure                                          Mark D. Greenberg
Real Estate Opportunity                          Joe V. Rodriguez, Jr.
                                                 Mark Blackburn
                                                 James W. Trowbridge
Technology                                       William R. Keithler
                                                 Chris Dries
Telecommunications                               William R. Keithler
Utilities                                        Jeffrey G. Morris

MARK BLACKBURN, Portfolio Manager, has been responsible for INVESCO Real Estate Opportunity Fund since July 1, 2003. He has been responsible for A I M Real Estate Fund since 2000 and has been associated with the subadvisor and/or its affiliates since 1998. From 1995 to 1997, he was Senior Analyst and Associate Director of Research for Southwest Securities.

CHRIS DRIES is the Assistant Portfolio Manager for the INVESCO Technology Fund. Chris joined INVESCO in 1993, and was promoted to the investment division in 1995. He previously held the position of manager of investment operations for the investment division at INVESCO. Chris received his master's degree in finance from the University of Colorado at Denver and his bachelor's degree in finance from University of Colorado at Boulder.

MARK D. GREENBERG, a senior vice president of INVESCO, is the portfolio manager of Leisure Fund. Before joining INVESCO in 1996, Mark was a vice president and global media and entertainment analyst with Scudder, Stevens & Clark. He is a CFA charterholder. Mark holds a B.S.B.A. from Marquette University.

WILLIAM R. KEITHLER, Director of Sector Management and a senior vice president of INVESCO, is the lead portfolio manager of Technology Fund and heads the Technology Team at INVESCO. Before rejoining INVESCO in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin--Madison and a B.A. from Webster College.

JEFFREY G. MORRIS, a vice president of INVESCO, is the portfolio manager of Utilities Fund. Jeff joined INVESCO in 1991 and is a CFA charterholder. He holds an M.S. in Finance from the University of Colorado--Denver and a B.S. in Business Administration from Colorado State University.

JOE V. RODRIGUEZ, JR., (lead manager), Portfolio Manager, has been responsible for INVESCO Real Estate Opportunity Fund since July 1, 2003. He has been responsible for A I M Real Estate Fund since 1995 and has been associated with the subadvisor and/or its affiliates since 1990.

JOHN S. SEGNER, a senior vice president of INVESCO, is the portfolio manager of Energy and Gold & Precious Metals Funds. Before joining INVESCO in 1997, John was a managing director and principal with The Mitchell Group, Inc. He holds an M.B.A. in Finance from the University of Texas-Austin and a B.S. in Civil Engineering from the University of Alabama.

JOSEPH W. SKORNICKA, a vice president of INVESCO, is the portfolio manager of Financial Services Fund. Before joining INVESCO in 2001, Joe was a senior equity analyst and fund manager with Munder Capital Management and an assistant vice president for Comerica Incorporated. He is a CFA charterholder. Joe holds an M.B.A. from the University of Michigan and a B.A. from Michigan State University.

ANDY SUMMERS is an Assistant Portfolio Manager for all INVESCO Health Sciences portfolios. Andy joined the INVESCO Health Sciences investment team in 1998. He is a CFA charterholder. Prior to joining INVESCO, Andy worked as an analyst for Denver Investment Advisors. He received his master's degree in finance from the University of Wisconsin at Madison in 1998. He received hid bachelor's degree in finance from the University of Wisconsin at Whitewater in 1996.

JAMES W. TROWBRIDGE, Portfolio Manager, has been responsible for INVESCO Real Estate Opportunity Fund since July 1, 2003. He has been responsible for A I M Real Estate Fund since 1995 and has been associated with the subadvisor and/or its affiliates since 1989.

THOMAS R. WALD, a vice president of INVESCO, is the portfolio manager of Health Sciences Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a CFA charterholder. Tom holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

Effective July 1, 2003, Messrs. Blackburn, Rodriguez, and Trowbridge are dual employees of INVESCO Funds Group, Inc. (the "advisor") and INVESCO Institutional (N.A.) Inc. (the "subadvisor").

[INVESCO ICON]  POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Funds offer shareholders the potential to increase the value of their capital over time; Real Estate Opportunity, Telecommunications, and Utilities Funds also offer the opportunity for current income. Like most mutual funds, each Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. While each Fund invests in a single targeted market sector, each seeks to minimize risk by investing in many different companies.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:
o   are willing to grow their capital over the long-term (at least five years)
o can accept the additional risks and volatility associated with sector investing
o understand that shares of a Fund can, and likely will, have daily price fluctuations
o are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Funds if you are:
o primarily seeking current dividend income (although Real Estate Opportunity, Telecommunications, and Utilities Funds do seek to provide income in addition to capital growth)
o unwilling to accept potentially significant changes in the price of Fund shares
o   speculating on short-term fluctuations in the stock markets.

[INVESCO ICON]  SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- - FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time), except that securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by a Fund at the Nasdaq Official Closing Price provided by Nasdaq each business day. Shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Because their expenses vary, NAV is calculated separately for each class.

All purchases, sales, and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you, your financial intermediary, or your plan or program sponsor. Instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO receives instructions from you, your financial intermediary, or your plan or program sponsor after that time, the instructions will be processed at the NAV next calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation's Fund/SERV and Networking facilities must obtain their customers' permission for each transaction, and each financial institution retains responsibility to its customers for any errors or irregularities related to these transactions.

Foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell, or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Funds on that day.

[INVESCO ICON]  HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Funds offer multiple classes of shares. The chart in this section shows several convenient ways to invest in the shares of the Funds if you invest directly through INVESCO. If you invest in a Fund through a financial intermediary, please consult the financial intermediary, or with respect to Class K shares, the plan or program sponsor, for more information on how to purchase shares of a Fund. You may be charged a commission or transaction fee by the financial intermediary or plan or program sponsor for purchases of Fund shares.

With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the total original cost of the shares may be assessed. With respect to redemption of Class C shares held thirteen months or less, a CDSC of 1% of the total original cost of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. In determining whether a CDSC applies to a redemption from a non-qualified plan, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund - Class A, a series of INVESCO Money Market Funds, Inc. You will receive a confirmation of this transaction and may contact INVESCO to exchange into the fund you choose.

A share of each class represents an identical interest in a Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee, if applicable, and the other expenses payable by that class.

INVESCO reserves the right to increase, reduce, or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to a Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans.)

The following chart shows several ways to invest in a Fund if you invest directly through INVESCO.

METHOD                           INVESTMENT MINIMUM       PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                         $1,000 for regular       INVESCO does not
Mail to:                         accounts; $250 for an    accept cash, credit
INVESCO Funds Group, Inc.        IRA; $50 for each        cards, travelers'
P.O. Box 173706                  subsequent investment.   cheques, credit card
Denver, CO 80217-3706.                                    checks, instant loan
You may send your check by                                checks, money orders,
overnight courier to: 4350                                or third party checks
South Monaco Street Denver,                               unless they are from
CO 80237.                                                 another financial
                                                          institution related to
                                                          a retirement plan
                                                          transfer.
--------------------------------------------------------------------------------
BY WIRE                          $1,000 for regular
You may send your payment by     accounts; $250 for an
bank wire (call                  IRA; $50 for each
1-800-525-8085 for               subsequent investment.
instructions).
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH            $1,000 for regular       You must provide your
Call 1-800-525-8085 to           accounts; $250 for an    bank account
request your purchase. Upon      IRA; $50 for each        information to INVESCO
your telephone instructions,     subsequent investment.   prior to using this
INVESCO will move money from                              option.
your designated bank/ credit
union checking or savings
account in order to purchase
shares.
--------------------------------------------------------------------------------
BY INTERNET (INVESTOR CLASS -    $1,000 for regular       You will need a Web
GRANDFATHERED INVESTORS ONLY)    accounts; $250 for an    browser to use this
Go to the INVESCO Web site       IRA; $50 for each        service. Internet
at invescofunds.com.             subsequent investment.   transactions are
                                                          limited to a maximum
                                                          of $25,000.
--------------------------------------------------------------------------------
REGULAR INVESTING WITH EASIVEST  $50 per month for        Like all regular
OR DIRECT PAYROLL PURCHASE       EasiVest; $50 per pay    investment plans,
You may enroll on your fund      period for Direct        neither EasiVest nor
application, or call us for      Payroll Purchase. You    Direct Payroll
a separate form and more         may start or stop your   Purchase ensures a
details. Investing the same      regular investment       profit or protects
amount on a monthly basis        plan at any time, with   against loss in a
allows you to buy more           two weeks' notice to     falling market.
shares when prices are low       INVESCO.                 Because you'll invest
and fewer shares when prices                              continually,
are high. This "dollar cost                               regardless of varying
averaging" may help offset                                price levels, consider
market fluctuations. Over a                               your financial ability
period of time, your average                              to keep buying through
cost per share may be less                                low price levels. And
than the actual average net                               remember that you will
asset value per share.                                    lose money if you
                                                          redeem your shares
                                                          when the market value
                                                          of all your shares is
                                                          less than their cost.
--------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE         $50 for subsequent       You must provide your
WITH ACH                         investments.             bank account
Automated transactions by                                 information to INVESCO
telephone are available for                               prior to using this
subsequent purchases and                                  option. Automated
exchanges 24 hours a day.                                 transactions are
Simply call 1-800-424-8085.                               limited to a maximum
                                                          of $25,000.
--------------------------------------------------------------------------------

METHOD                           INVESTMENT MINIMUM       PLEASE REMEMBER
--------------------------------------------------------------------------------
BY EXCHANGE                      $1,000 for regular       See "Exchange Policy."
Between the same class of        accounts; $250 for an
any two INVESCO funds. Call      IRA; $50 for each
1-800-525-8085 for               subsequent investment.
prospectuses of other
INVESCO funds. Exchanges may
be made by phone or at our
Web site at
invescofunds.com. You may
also establish an automatic
monthly exchange service
between two INVESCO funds;
call us for further details
and the correct form.

GRANDFATHERED INVESTORS. Investor Class shares of a Fund can be purchased only by:
o Persons or entities who had established an account in any of the funds managed and distributed by INVESCO (the "INVESCO Funds") in Investor Class shares prior to April 1, 2002 and have continuously maintained such account in Investor Class shares since April 1, 2002;
o Any person or entity listed in the account registration for any INVESCO Funds account in Investor Class shares that has been established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians, and designated beneficiaries;
o Customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with INVESCO and/or any of the INVESCO Funds' Investor Class shares prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002;
o  Defined benefit, defined contribution, and deferred compensation plans; and
o INVESCO employees, INVESCO Funds directors, AMVESCAP employees, AMVESCAP directors, and their immediate families.

For more detailed information about eligibility, please call 1-800-525-8085. If you hold INVESCO Funds Investor Class shares through a broker/dealer or other financial institution, your eligibility to purchase Investor Class shares may differ depending on that institution's policies.

EXCHANGE POLICY. You may exchange your shares in any of the Funds for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

You will not pay a sales charge when exchanging Class B shares for other Class B shares, Class C shares for other Class C shares, or Class K shares for other Class K shares. If you make an exchange involving Class B, Class C, or Class K shares, the amount of time you held the original shares will be added to the holding period of the Class B, Class C, or Class K shares, respectively, into which you exchanged for the purpose of calculating any CDSC that may be assessed upon a subsequent redemption.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o  You may make up to four exchanges out of each Fund per twelve-month period.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least sixty days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Your financial intermediary can help you decide among the various classes. Please contact your financial intermediary for several convenient ways to invest in a Fund. Class A, B, C, and K shares of the Funds are available primarily through financial intermediaries.

In addition, you should also consider the factors below:

                                    Investor Class       Class A                  Class B          Class C           Class K
                                    --------------       -------                  -------          -------           -------
Initial Sales Charge                None                 5.50%                    None             None              None

CDSC(1)                             None                 1% on certain            1%-5% for        1% for            0.70% on cer-
                                                         purchases held           shares held      shares held       tain purchases
                                                         less than 18 months      less than 6      less than 13      held less than
                                                                                  years            months            12 months

12b-1 Fee                           0.25%                0.35%                    1.00%            1.00%             0.45%

12b-1 Fee (Utilities Fund only)(3)  0.25%                0.25%                    1.00%            1.00%             0.45%

Conversion                          No                   No                       Yes(2)           No                No

Purchase Order Maximum              None                 None                     $250,000         $1,000,000        None

(1) Please see the subsection entitled "Sales Charges" below and the section of the Funds' Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.
(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to
    Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.
(3) Effective July 1, 2003.

INTERNET TRANSACTIONS (INVESTOR CLASS - GRANDFATHERED INVESTORS ONLY). Investors may open new accounts and exchange and redeem Investor Class shares of any INVESCO fund through the INVESCO Web site. To use this service, you will need a web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to use the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account, and any Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a limit of $25,000 on Internet purchase and redemption transactions. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

INVESCO employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption, and other precautions reasonably designed to protect the integrity, confidentiality, and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security number, and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any INVESCO fund will be liable for any loss, liability, cost, or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.

SALES CHARGES (CLASS A, B, C, AND K ONLY)

Sales charges on Class A shares of the Funds are detailed below. As used below, the term "offering price" with respect to Class A shares includes the initial sales charge.

INITIAL SALES CHARGES. Class A shares of the Funds are subject to the following initial sales charges:

                                                      Investor's Sales Charge
Amount of investment                                As a % of         As a % of
in a single transaction                             offering price    investment

Less than                               $25,000         5.50%           5.82%
$25,000               but less than     $50,000         5.25%           5.54%
$50,000               but less than     $100,000        4.75%           4.99%
$100,000              but less than     $250,000        3.75%           3.90%
$250,000              but less than     $500,000        3.00%           3.09%
$500,000              but less than     $1,000,000      2.00%           2.04%
$1,000,000 or more                                      NAV             NAV

CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A AND CLASS K SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. If your holding period is less than eighteen months, the CDSC may be assessed on the amount of the total original cost of the shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account.

CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages. If your holding period is less than six years for Class B shares and thirteen months for Class C shares, the CDSC may be assessed on the amount of the total original cost of the shares.

Year Since
Purchase Made                            Class B                    Class C

First                                    5%                         1%(1)
Second                                   4%                         None
Third                                    3%                         None
Fourth                                   3%                         None
Fifth                                    2%                         None
Sixth                                    1%                         None
Seventh and following                    None(2)                    None

(1) The first year will consist of the first thirteen months.
(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

     REDUCED SALES CHARGES. You may be eligible to buy Class A shares at reduced initial sales charge rates under Right of Accumulation or Letter of Intent under certain circumstances.

          RIGHTS OF ACCUMULATION. You may combine your new purchases of Class A shares with Class A shares that were previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

          LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

     INITIAL SALES CHARGE/CDSC EXCEPTIONS.
     You will not pay initial sales charges:

          o  on shares purchased by reinvesting dividends and distributions;
          o when exchanging shares of the same class among certain INVESCO funds;
          o  when using the reinstatement privilege;
          o when a merger, consolidation, or acquisition of assets of an INVESCO fund occurs; and
          o  upon automatic conversion of Class B to Class A.

     You will not pay a CDSC:

          o  if you purchase less than $1,000,000 of Class A shares;
          o if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;
          o  if you redeem Class B shares you held for more than six years;
          o if you redeem Class C shares you held for more than thirteen months;
          o if you participate in the periodic withdrawal program and withdraw up to 10% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
          o if you redeem shares acquired through reinvestment of dividends and distributions;
          o if you are a qualified plan investing in Class A or Class K shares and elect to forego any dealer concession;
          o  on increases in the net asset value of your shares;
          o  to pay account fees;
          o for IRA distributions due to death or disability or periodic distributions based on life expectancy;
          o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
          o for redemptions following the death of a shareholder or beneficial owner.

There may be other situations when you may be able to purchase or redeem shares at reduced or no sales charges. Consult the Funds' Statement of Additional Information for further details.

DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan and Agreement (commonly known as a "12b-1 Plan") for each class of shares of the Funds. The 12b-1 fees paid by each Fund's classes of shares are used to pay distribution and service fees to ADI for the sale and distribution of the Funds' shares and to pay for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. Because each Fund's shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

Under each Plan, payments are limited to an amount computed at each class's applicable 12b-1 fee. If distribution expenses for a class exceed these computed amounts, ADI pays the difference. Conversely, if distribution fees are less than computed amounts, ADI retains the difference.

[INVESCO ICON]  YOUR ACCOUNT SERVICES

With the exception of householding, the following information pertains only to shareholders who hold their shares directly through INVESCO.

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Funds do not issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You and your financial intermediary or plan or program sponsor may buy, exchange, and sell Fund shares by telephone, unless these privileges are specifically declined when the INVESCO new account Application is filled out.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

HOUSEHOLDING. To save money for the Funds, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON]  HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through INVESCO. If you invest in a Fund through a financial intermediary, please consult the financial intermediary, or with respect to Class K shares, the plan or program sponsor, for information on how to sell shares of a Fund. You may be charged a commission or transaction fee by your financial intermediary or plan or program sponsor for sales of Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption depending on how long you have held your shares.If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the total original cost of the shares may be assessed. With respect to redemption of Class C shares held thirteen months or less, a CDSC of 1% of the total original cost of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. In determining whether a CDSC applies to a redemption from a non-qualified plan, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

If you participate in EasiVest, the Funds' automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Funds' expense structures, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given sixty days to increase the value of your account to $250 or more.

REDEMPTION FEES. Except for any applicable CDSC, we will not charge you any fees to redeem your shares; however, your financial intermediary may charge service fees for handling these transactions.

REINSTATEMENT PRIVILEGE (CLASS A AND CLASS B ONLY). You may, within ninety days after you sell Class A or Class B shares, reinvest all or part of your redemption proceeds in Class A shares of a Fund at net asset value in an identically registered account. You will not pay any sales charges on the amount reinvested. You must notify INVESCO in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per calendar year.

The following chart shows several ways to sell your shares of the Funds if you invest directly through INVESCO.

METHOD                        REDEMPTION MINIMUM       PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                  Any amount.              You must provide an IRA
Call us toll-free at:                                  redemption form to
1-800-525-8085.                                        INVESCO prior to making
                                                       an IRA redemption by
                                                       telephone. INVESCO's
                                                       telephone redemption
                                                       privileges may be
                                                       modified or terminated in
                                                       the future at INVESCO's
                                                       discretion. The maximum
                                                       amount which may be
                                                       redeemed by telephone is
                                                       generally $25,000.
--------------------------------------------------------------------------------
IN WRITING                    Any amount.              The redemption request
Mail your request to:                                  must be signed by all
INVESCO Funds Group, Inc.                              registered account
P.O. Box 173706                                        owners. Payment will be
Denver, CO 80217-3706.                                 mailed to your address as
You may also send your                                 it appears on INVESCO's
request by overnight                                   records, or to a bank
courier to:                                            designated by you in
4350 South Monaco Street                               writing.
Denver, CO 80237.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH         Any amount.              You must provide your
Call 1-800-525-8085 to                                 bank account information
request your redemption.                               or IRA redemption form to
                                                       INVESCO prior to using
                                                       this option. INVESCO will
                                                       automatically pay the
                                                       proceeds into your
                                                       designated bank account.
--------------------------------------------------------------------------------
BY INTERNET (INVESTOR         Any amount. IRA          You will need a Web
CLASS - GRANDFATHERED         redemptions are not      browser to use this
INVESTORS ONLY)               permitted via the        service. Internet
Go to the INVESCO Web site    internet.                transactions are limited
at invescofunds.com.                                   to a maximum of $25,000.
                                                       INVESCO will
                                                       automatically pay the
                                                       proceeds into your
                                                       designated bank account.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE      $50.                     Be sure to write down the
WITH ACH (INVESTOR CLASS -                             confirmation number
GRANDFATHERED INVESTORS                                provided to you. You must
ONLY)                                                  provide your bank account
Automated transactions by                              information to INVESCO
telephone are available                                prior to using this
for redemptions and                                    option.
exchanges 24 hours a day.
Simply call 1-800-424-8085.
--------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN      $100 per payment on a    You must have at least
You may call us to request    monthly or quarterly     $10,000 total invested
the appropriate form and      basis. The redemption    with the INVESCO funds
more information at           check may be made        with at least $5,000 of
1-800-525-8085.               payable to any party     that total invested in
                              you designate.           the fund from which
                                                       withdrawals will be made.
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY        Any amount.              All registered account
Mail your request to:                                  owners must sign the
INVESCO Funds Group, Inc.                              request, with signature
P.O. Box 173706                                        guarantees from an
Denver, CO 80217-3706.                                 eligible guarantor
                                                       financial institution,
                                                       such as a commercial bank
                                                       or a recognized national
                                                       or regional securities
                                                       firm.

[GRAPH ICON]  TAXES

Everyone's tax status is unique. We manage the Funds in an effort to provide maximum total returns to all shareholders of the Funds. INVESCO generally focuses on pre-tax results and ordinarily does not manage a Fund to minimize taxes. We may, nevertheless, take advantage of opportunities to mitigate taxes through management of capital gains and losses. We encourage you to consult your own tax adviser on the tax impact to you of investing directly or indirectly in the Funds.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Each Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of a Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and each Fund's qualification as a regulated investment company, it is anticipated that none of the Funds will pay any federal income or excise taxes. Instead, each Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.


However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by a Fund in your taxable income for federal, state, and local income tax purposes. You also may realize capital gains or losses when you sell shares of a Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Funds, a backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held through a financial intermediary, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON]  DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Funds earn ordinary or investment income from dividends and interest on their investments. Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure, Technology, and Telecommunications Funds expect to distribute their respective investment income, less Fund expenses, to shareholders annually. Real Estate Opportunity and Utilities Funds expect to make such distributions quarterly. All Funds can make distributions at other times, if they choose to do so. Please note that classes with higher expenses are expected to have lower dividends.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT OR TAX-DEFERRED ACCOUNTS).

Each Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), a Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November or December. Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long a Fund has held the underlying investment. Short-term capital gains, which are derived from the sale of assets held one year or less, are taxed as ordinary income. Long-term capital gains, which are derived from the sale of assets held for more than one year, are taxed at up to the maximum capital gains rate, currently 20% for individuals.

A Fund's daily NAV reflects all realized capital gains that have not yet been distributed to shareholders. Therefore, a Fund's NAV will drop by the amount of a distribution, net of market fluctuations, on the day the distribution is declared. If you buy shares of a Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares of a Fund at a loss for tax purposes and then replace those shares with a substantially identical investment either thirty days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by each Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the various classes of each Fund for the past five years (or, if shorter, the period of the class's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Sector Funds, Inc.'s 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.

                                                                                            PERIOD ENDED
                                                            YEAR ENDED MARCH 31               MARCH 31       YEAR ENDED OCTOBER 31
                                          ------------------------------------------------------------------------------------------
                                                     2003          2002          2001          2000(a)          1999          1998
ENERGY FUND--
  INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period           $    19.26    $    19.73    $    17.40    $    13.68       $    11.30    $    19.38
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                (0.10)        (0.07)        (0.08)        (0.00)           (0.00)         0.00
Net Investment Income(Loss)(c)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                    (2.35)        (0.40)         3.84          3.72             2.39         (5.04)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    (2.45)        (0.47)         3.76          3.72             2.39         (5.04)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                     0.00          0.00          1.43          0.00             0.01          3.04
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                 $    16.81    $    19.26    $    19.73    $    17.40       $    13.68    $    11.30
====================================================================================================================================

TOTAL RETURN                                       (12.72%)       (2.38%)       23.09%        27.19%(d)        21.19%       (28.51%)

RATIOS
Net Assets--End of Period  ($000 Omitted)      $  231,023    $  358,439    $  445,845    $  221,432       $  196,136    $  137,455
Ratio of Expenses to Average Net Assets(e)           1.69%         1.53%         1.41%         1.60%(f)         1.68%         1.58%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                (0.57%)       (0.34%)       (0.35%)       (0.26%)(f)       (0.05%)        0.01%
Portfolio Turnover Rate                               144%          144%          166%          109%(d)          279%          192%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003, 2002 and 2001.
(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the period ended March 31, 2000 and the years ended October 31, 1999 and 1998.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(f) Annualized

                                                                                             CLASS A                       CLASS B
                                                                                            YEAR ENDED                    YEAR ENDED
                                                                                             MARCH 31                      MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
ENERGY FUND--CLASS A & CLASS B                                                                 2003(a)                      2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                      $   19.26                     $   19.26
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                                          (0.05)                        (0.17)
Net Investment Loss
Net Losses on Securities (Both Realized and Unrealized)                                       (2.36)                        (2.38)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                              (2.41)                        (2.55)
====================================================================================================================================
Net Asset Value--End of Period                                                            $   16.85                     $   16.71
====================================================================================================================================

TOTAL RETURN(c)

RATIOS                                                                                       (12.51%)                      (13.24%)
Net Assets--End of Period  ($000 Omitted)                                                 $   9,131                     $   1,502
Ratio of Expenses to Average Net Assets(d)(e)                                                  1.46%                         2.33%
Ratio of Net Investment Loss to Average Net Assets(e)                                         (0.33%)                       (1.16%)
Portfolio Turnover Rate                                                                         144%                          144%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charge for Class A or CDSC for Class B is not included in the Total Return Calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of Class B were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 2.41% and ratio of net investment loss to average net assets would have been (1.24%).

                                                                                                                 PERIOD ENDED
                                                                               YEAR ENDED MARCH 31                 MARCH 31
                                                                     ---------------------------------------------------------------
                                                                                2003          2002           2001          2000(a)
ENERGY FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                      $    18.98    $    19.58     $    17.39    $    14.35
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                            (0.11)        (0.07)         (0.05)        (0.01)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)             (2.42)        (0.53)          3.67          3.05
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                               (2.53)        (0.60)          3.62          3.04
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                                0.00          0.00           1.43          0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                            $    16.45    $    18.98     $    19.58    $    17.39
====================================================================================================================================

TOTAL RETURN(c)                                                               (13.33%)       (3.06%)        22.35%        21.11%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                                  $    9,566    $   12,324     $    8,704    $       16
Ratio of Expenses to Average Net Assets(e)(f)                                   2.33%         2.27%          2.05%         2.05%(g)
Ratio of Net Investment Loss to Average Net Assets(f)                          (1.22%)       (1.08%)        (1.10%)       (1.11%)(g)
Portfolio Turnover Rate                                                          144%          144%           166%          109%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.53% and ratio of net investment loss to average net assets would have been (1.42%).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                                                      PERIOD ENDED
                                                                                   YEAR ENDED MARCH 31                  MARCH 31
                                                                            --------------------------------------------------------
                                                                                    2003              2002                 2001(a)
ENERGY FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                                             $ 17.98           $ 19.62              $ 16.76
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                                (0.14)            (0.05)               (0.15)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)                 (2.29)            (1.59)                3.01
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                   (2.43)            (1.64)                2.86
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                   $ 15.55           $ 17.98              $ 19.62
====================================================================================================================================

TOTAL RETURN                                                                      (13.52%)           (8.36%)              17.06%(c)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                        $   289           $    37              $     1
Ratio of Expenses to Average Net Assets(d)(e)                                       2.07%            11.62%                3.11%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                              (0.90%)          (10.45%)              (2.34%)(f)
Portfolio Turnover Rate                                                              144%              144%                 166%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2003.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 5.36% and ratio of net investment loss to average net assets would have been (4.19%).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                                                              PERIOD ENDED
                                                               YEAR ENDED MARCH 31             MARCH 31       YEAR ENDED OCTOBER 31
                                                 -----------------------------------------------------------------------------------
                                                      2003            2002         2001         2000(a)         1999         1998
FINANCIAL SERVICES  FUND--INVESTOR  CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period           $    28.22   $     28.88    $     27.13   $     29.73      $     28.45   $     29.14
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                    0.10          0.07           0.10          0.03             0.08          0.25
Net Investment Income
Net Gains or (Losses) on Securities (Both
  Realized and Unrealized)                          (6.42)         0.94           2.97          0.05             3.52          3.01
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    (6.32)         1.01           3.07          0.08             3.60          3.26
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                     0.13          1.67           1.32          2.68             2.32          3.95
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                 $    21.77   $     28.22    $     28.88   $     27.13      $     29.73   $     28.45
====================================================================================================================================

TOTAL RETURN                                       (22.39%)        3.82%         11.25%         0.60%(b)        13.52%        11.76%

RATIOS
Net Assets--End of Period ($000 Omitted)       $  734,440   $ 1,234,230    $ 1,368,583   $ 1,133,350      $ 1,242,555   $ 1,417,655
Ratio of Expenses to Average Net Assets(c)           1.40%         1.27%          1.25%         1.29%(d)         1.26%         1.05%
Ratio of Net Investment Income to
  Average Net Assets                                 0.38%         0.24%          0.36%         0.25%(d)         0.25%         0.85%
Portfolio Turnover Rate                                60%           81%            99%           38%(b)           83%           52%

(a) From November 1, 1999 to March 31, 2000.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(d) Annualized

                                                                                               CLASS A                    CLASS B

                                                                                              YEAR ENDED                 YEAR ENDED
                                                                                               MARCH 31                   MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND--CLASS A & CLASS B                                                      2003(a)                      2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                       $   28.22                    $   28.22
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                                                               0.06                        (0.03)
Net Investment Income (Loss)
Net Losses on Securities (Both Realized and Unrealized)                                        (6.37)                       (6.30)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                               (6.31)                       (6.33)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                                                0.23                         0.15
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                             $   21.68                    $   21.74
====================================================================================================================================

TOTAL RETURN(b)                                                                               (22.36%)                     (22.48%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                                  $   5,311                    $     990
Ratio of Expenses to Average Net Assets(c)(d)                                                   1.38%                        2.09%
Ratio of Net Investment Income (Loss) to  Average Net Assets(d)                                 0.49%                       (0.20%)
Portfolio Turnover Rate                                                                           60%                          60%

(a) Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(c) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of each Class were absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.51% for Class A and 2.40% for Class B and ratio of net investment income (loss) to average net assets would have been 0.36% for Class A and (0.51%) for Class B.

                                                                                                                            PERIOD
                                                                                                                             ENDED
                                                                                      YEAR ENDED MARCH 31                 MARCH 31
                                                                       -------------------------------------------------------------
                                                                            2003            2002            2001            2000(a)
FINANCIAL SERVICES FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                  $    27.89      $    28.72      $    27.06      $    23.66
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                       (0.25)          (0.10)          (0.09)           0.00
Net Investment Income (Loss)(c)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)         (6.22)           0.87            3.05            3.48
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           (6.47)           0.77            2.96            3.48
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                            0.04            1.60            1.30            0.08
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                        $    21.38      $    27.89      $    28.72      $    27.06
====================================================================================================================================

TOTAL RETURN(d)                                                           (23.22%)          2.98%          10.87%          14.72%(e)

RATIOS
Net Assets--End of Period ($000 Omitted)                              $   10,026      $   16,880      $   12,221      $      138
Ratio of Expenses to Average Net Assets(f)                                  2.45%           2.07%           1.85%           1.63%(g)
Ratio of Net Investment Income (Loss) to Average Net Assets                (0.68%)         (0.57%)         (0.31%)          0.39%(g)
Portfolio Turnover Rate                                                       60%             81%             99%             38%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Income aggregated less than $0.01 on a per share basis for the period ended March 31, 2000.
(d) The applicable CDSC is not included in the Total Return Calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                                                    PERIOD ENDED
                                                                                     YEAR ENDED MARCH 31              MARCH 31
                                                                              ------------------------------------------------------
                                                                                   2003                2002              2001(a)
FINANCIAL SERVICES FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                                          $   27.69           $   28.67           $   29.35
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                               0.15               (0.03)              (0.17)
Net Investment Income (Loss)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)                (6.14)               0.90               (0.38)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                  (6.26)               0.87               (0.55)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                                   0.16                1.85                0.13
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                $   21.27           $   27.69           $   28.67
====================================================================================================================================

TOTAL RETURN                                                                     (22.62%)              3.38%              (1.97%)(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                                      $   1,348           $   1,033           $       1
Ratio of Expenses to Average Net Assets(d)(e)                                      1.78%               1.63%               3.35%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                              0.18%              (0.12%)             (1.80%)(f)
Portfolio Turnover Rate                                                              60%                 81%                 99%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.13% and ratio of net investment loss to average net assets would have been (0.17%).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                                                            PERIOD ENDED
                                                         YEAR ENDED MARCH 31                  MARCH 31        YEAR ENDED OCTOBER 31
                                               -------------------------------------------------------------------------------------
                                                    2003          2002           2001          2000(a)          1999          1998
GOLD & PRECIOUS METALS
  FUND--INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period         $      2.29   $      1.43    $      1.60   $      1.83      $      1.90   $      3.21
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT                             (0.02)        (0.01)         (0.01)        (0.01)           (0.03)         0.01
  OPERATIONS(b)
Net Investment Income (Loss)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                   (0.13)         0.87          (0.12)        (0.22)           (0.04)        (1.29)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    0.11          0.86          (0.13)        (0.23)           (0.07)        (1.28)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                    0.00          0.00           0.04          0.00             0.00          0.03
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period               $      2.40   $      2.29    $      1.43   $      1.60      $      1.83   $      1.90
====================================================================================================================================

TOTAL RETURN                                        4.80%        60.14%         (8.38%)      (12.58%)(c)       (3.68%)      (39.98%)

RATIOS
Net Assets--End of Period ($000 Omitted)     $    98,388   $   104,831    $    64,429   $    81,470      $    99,753   $   107,249
Ratio of Expenses to Average Net Assets(d)          1.88%         2.10%          2.34%         2.08%(e)         2.20%         1.90%
Ratio of Net Investment
  Loss to Average Net Assets                       (0.79%)       (0.80%)        (0.99%)       (0.76%)(e)       (1.60%)       (0.93%)
Portfolio Turnover Rate                               84%           46%            90%           37%(c)          141%          133%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003 and 2001 and October 31, 1999.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(e) Annualized

                                                                                          CLASS A                         CLASS B

                                                                                         YEAR ENDED                      YEAR ENDED
                                                                                          MARCH 31                        MARCH 31
                                                                                  --------------------------------------------------
GOLD & PRECIOUS METALS FUND--CLASS A & CLASS B                                              2003(a)                         2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                   $    2.29                       $    2.29
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                                       (0.02)                          (0.02)
Net Investment Loss
Net Gains on Securities (Both Realized and Unrealized)                                      0.12                            0.12
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                            0.10                            0.10
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                         $    2.39                       $    2.39
====================================================================================================================================

TOTAL RETURN(c)                                                                             4.37%                           4.37%

RATIOS
Net Assets--End of Period  ($000 Omitted)                                              $   1,514                       $   2,315
Ratio of Expenses to Average Net Assets(d)(e)                                               2.09%                           2.18%
Ratio of Net Investment Loss to  Average Net Assets(e)                                     (1.09%)                         (1.12%)
Portfolio Turnover Rate                                                                       84%                             84%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of Class A were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class A, ratio of expenses to average net assets would have been 2.11% and ratio of net investment loss to average net assets would have been (1.11%).

                                                                                                                       PERIOD ENDED
                                                                                         YEAR ENDED MARCH 31             MARCH 31
                                                                           ---------------------------------------------------------
                                                                                2003            2002          2001         2000(a)
GOLD & PRECIOUS METALS FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                       $    2.42       $    1.53     $    1.60    $    1.75
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                           (0.00)          (0.07)        (0.01)       (0.00)
Net Investment Loss(c)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)             (0.10)           0.96         (0.02)       (0.15)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                0.10            0.89         (0.03)       (0.15)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                                0.00            0.00          0.04         0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                             $    2.52       $    2.42     $    1.53    $    1.60
====================================================================================================================================

TOTAL RETURN(d)                                                                 4.13%          58.17%        (1.95%)  ( 8.57%)(e)

RATIOS
Net Assets--End of Period ($000 Omitted)                                   $   2,459       $     515     $      57    $       1
Ratio of Expenses to Average Net Assets(f)                                      2.65%           3.33%         3.38%        3.54%(g)
Ratio of Net Investment Loss to Average Net Assets                             (1.60%)         (1.67%)       (1.41%)      (0.82%)(g)
Portfolio Turnover Rate                                                           84%             46%           90%          37%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended March 31, 2003 and the period ended March
    31, 2000.
(d) The applicable CDSC is not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                            PERIOD ENDED
                                                          YEAR ENDED MARCH 31                 MARCH 31         YEAR ENDED OCTOBER 31
                                            ----------------------------------------------------------------------------------------
                                                 2003          2002             2001           2000(a)           1999          1998
HEALTH SCIENCES FUND--
  INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period        $   47.56   $     45.78      $     55.52    $     58.39       $     62.12   $     57.50
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS(b)
Net Investment Income (Loss)                    (0.28)        (0.38)           (0.12)         (0.06)             0.14          0.13
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                (8.75)         2.18            (0.51)          3.53              5.02         13.55
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (9.03)         1.80            (0.63)          3.47              5.16         13.68
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                 0.00          0.02(c)          9.11           6.34              8.89          9.06
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period              $   38.53   $     47.56      $     45.78    $     55.52       $     58.39   $     62.12
====================================================================================================================================

TOTAL RETURN                                   (18.99%)        3.95%           (4.12%)         6.30%(d)          8.44%        28.58%

RATIOS
Net Assets--End of Period ($000 Omitted)    $ 954,765   $ 1,475,313      $ 1,580,378    $ 1,622,624       $ 1,574,020   $ 1,328,196
Ratio of Expenses to Average Net Assets(e)       1.44%         1.31%            1.23%          1.18%(f)          1.22%         1.12%
Ratio of Net Investment Income
   (Loss) to Average Net Assets                 (0.68%)       (0.75%)          (0.20%)        (0.22%)(f)         0.07%         0.25%
Portfolio Turnover Rate                           179%          160%             177%           107%(d)           127%           92%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003, 2002 and 2001 and the period ended March 31, 2000.
(c) Distribution was a tax return of capital.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(f) Annualized

                                                                                              CLASS A                      CLASS B

                                                                                             YEAR ENDED                   YEAR ENDED
                                                                                              MARCH 31                     MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND--CLASS A & CLASS B                                                        2003(a)                       2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                      $   47.56                     $   47.56
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                                          (0.22)                        (0.44)
Net Investment Loss
Net Losses on Securities (Both Realized and Unrealized)                                       (8.78)                        (8.78)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                              (9.00)                        (9.22)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                            $   38.56                     $   38.34
====================================================================================================================================

TOTAL RETURN(c)                                                                              (18.92%)                      (19.39)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                                 $   3,731                     $     621
Ratio of Expenses to Average Net Assets(d)(e)                                                  1.41%                         2.06%
Ratio of Net Investment Loss to Average Net Assets(e)                                         (0.69%)                       (1.22%)
Portfolio Turnover Rate                                                                         179%                          179%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the the Total Return calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.88% for Class A and 2.51% for Class B and ratio of net investment loss to average net assets would have been (1.16%) for Class A and (1.67%) for Class B.

                                                                                                                      PERIOD ENDED
                                                                                YEAR ENDED MARCH 31                     MARCH 31
                                                                  ------------------------------------------------------------------
                                                                       2003            2002               2001             2000(a)
HEALTH SCIENCES FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                $    46.68     $    45.40        $    55.50      $    62.05
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                     (1.20)         (0.35)            (0.05)          (0.03)
Net Investment Loss
Net Gains or (Losses) on Securities (Both Realized and Unrealized)       (8.21)          1.65             (0.94)          (6.52)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                         (9.41)          1.30             (0.99)          (6.55)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                         (0.00)          0.02(c)           9.11            0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                      $    37.27     $    46.68        $    45.40      $    55.50
====================================================================================================================================

TOTAL RETURN(d)                                                         (20.16%)         2.85%            (4.79%)        (10.56%)(e)

RATIOS
Net Assets--End of Period  ($000 Omitted)                           $    5,846     $   15,892        $   10,767      $      470
Ratio of Expenses to Average Net Assets(f)(g)                             2.81%          2.26%             2.03%           1.65%(h)
Ratio of Net Investment Loss to Average Net Assets(g)                    (2.04%)        (1.70%)           (1.08%)         (0.54%)(h)
Portfolio Turnover Rate                                                    179%           160%              177%            107%(i)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) Distribution was a tax return of capital.
(d) The applicable CDSC is not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, less expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.27% and ratio of net investment loss to average net assets would have been (2.50%).
(h) Annualized
(i) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                                                        PERIOD ENDED
                                                                                  YEAR ENDED MARCH 31                     MARCH 31
                                                                         -----------------------------------------------------------
                                                                               2003                 2002                   2001(a)
HEALTH SCIENCES FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                                      $   46.98            $   45.43              $   55.84
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                          (0.23)               (0.48)                 (0.22)
Net Investment Loss
Net Gains or (Losses) on Securities (Both Realized and Unrealized)            (8.94)                2.05                 (10.19)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                              (9.17)                1.57                 (10.41)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                               0.00                 0.02(c)                0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                            $   37.81            $   46.98              $   45.43
====================================================================================================================================

TOTAL RETURN                                                                 (19.50%)               3.42%                (18.64%)(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                                  $   1,990            $   2,405              $       1
Ratio of Expenses to Average Net Assets(e)                                     2.07%                1.71%                  3.62%(f)
Ratio of Net Investment Loss to Average Net Assets                            (1.29%)              (1.09%)                (2.75%)(f)
Portfolio Turnover Rate                                                         179%                 160%                   177%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Distribution was a tax return of capital.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                                                            PERIOD ENDED
                                                            YEAR ENDED MARCH 31               MARCH 31         YEAR ENDED OCTOBER 31
                                               -------------------------------------------------------------------------------------
                                                     2003          2002          2001          2000(a)          1999          1998
LEISURE FUND--INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period           $    38.95    $    37.13    $    47.12    $    43.21       $    27.92    $    27.21
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT                              (0.23)        (0.03)        (0.00)        (0.13)           (0.00)        (0.00)
  OPERATIONS(b)
Net Investment Loss(c)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                    (7.89)         2.21         (3.05)         7.27            17.20          3.69
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    (8.12)         2.18         (3.05)         7.14            17.20          3.69
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                     0.00          0.36          6.94          3.23             1.91          2.98
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                 $    30.83    $    38.95    $    37.13    $    47.12       $    43.21    $    27.92
====================================================================================================================================

TOTAL RETURN                                       (20.87%)        6.01%        (5.50%)       17.34%(d)        65.13%        15.16%

RATIOS
Net Assets--End of Period ($000 Omitted)       $  536,108    $  799,465    $  607,428    $  549,523       $  443,348    $  228,681
Ratio of Expenses to Average Net Assets(e)           1.50%         1.40%         1.36%         1.28%(f)         1.44%         1.41%
Ratio of Net Investment Loss
  to Average Net Assets                             (0.69%)       (0.64%)       (0.51%)       (0.65%)(f)       (0.68%)       (0.09%)
Portfolio Turnover Rate                                20%           27%           28%           23%(d)           35%           31%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2003 and the period ended March 31,
    2000.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended March 31, 2001 and the years ended
    October 31, 1999 and 1998.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(f) Annualized

                                                                                          CLASS A                          CLASS B

                                                                                         YEAR ENDED                       YEAR ENDED
                                                                                          MARCH 31                         MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
LEISURE FUND--CLASS A & CLASS B                                                             2003(a)                          2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                  $    38.96                       $    38.96
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                                       (0.17)                           (0.38)
Net Investment Loss
Net Losses on Securities (Both Realized and Unrealized)                                    (7.91)                           (7.93)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                           (8.08)                           (8.31)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                        $    30.88                       $    30.65
====================================================================================================================================

TOTAL RETURN(c)                                                                           (20.74%)                         (21.33%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                             $   27,175                       $    8,268
Ratio of Expenses to Average Net Assets(d)(e)                                               1.42%                            2.14%
Ratio of Net Investment Loss to  Average Net Assets(e)                                     (0.56%)                          (1.29%)
Portfolio Turnover Rate                                                                       20%                              20%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return Calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expenses offset arrangements (which may include custodian fees).
(e) Various expenses of Class B were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 2.23% and ratio of net investment loss to average net assets would have been (1.38%).

                                                                                                                        PERIOD ENDED
                                                                                    YEAR ENDED MARCH 31                   MARCH 31
                                                                       -------------------------------------------------------------
                                                                             2003           2002           2001            2000(a)
LEISURE FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                   $    38.29     $    36.80     $    47.09      $    45.51
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                        (0.18)         (0.17)         (0.13)          (0.02)
Net Investment Loss
Net Gains or (Losses) on Securities (Both Realized and Unrealized)          (8.11)          2.02          (3.22)           1.60
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                            (8.29)          1.85          (3.35)           1.58
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                             0.00           0.36           6.94            0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                         $    30.00     $    38.29     $    36.80      $    47.09
====================================================================================================================================

TOTAL RETURN(c)                                                            (21.65%)         5.10%         (6.18%)          3.47%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                               $   17,768     $   16,307     $    5,388      $       84
Ratio of Expenses to Average Net Assets(e)                                   2.44%          2.26%          2.08%           1.71%(f)
Ratio of Net Investment Loss to Average Net Assets                          (1.62%)        (1.48%)        (1.08%)         (0.42%)(f)
Portfolio Turnover Rate                                                        20%            27%            28%             23%(g)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                          YEAR ENDED                   PERIOD ENDED
                                                                                           MARCH 31                      MARCH 31
                                                                                       ---------------------------------------------
                                                                                             2003                          2002(a)
LEISURE FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                                                   $    38.98                    $    36.11
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                                        (0.06)                        (0.09)
Net Investment Loss
Net Gains or (Losses) on Securities (Both Realized and Unrealized)                          (8.18)                         2.96
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                            (8.24)                         2.87
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                         $    30.74                    $    38.98
====================================================================================================================================

TOTAL RETURN                                                                               (21.14%)                        7.95%(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                                               $   67,465                    $   62,226
Ratio of Expenses to Average Net Assets(d)(e)                                                1.87%                         1.23%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                                       (1.05%)                       (0.48%)(f)
Portfolio Turnover Rate                                                                        20%                           27%(g)

(a) From December 17, 2001, inception of Class, to March 31, 2002.
(b) The per share information was computed based on average shares for the period ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.21% and ratio of net investment loss to average net assets would have been (1.39%).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2002.

                                                                                            PERIOD ENDED
                                                                 YEAR ENDED MARCH 31          MARCH 31          YEAR ENDED JULY 31
                                                        ----------------------------------------------------------------------------
                                                             2003       2002      2001         2000(a)          1999          1998
REAL ESTATE OPPORTUNITY FUND--
  INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period                     $   7.89   $   7.12  $   6.63     $   6.90         $   9.15      $  10.99
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                        0.28       0.24      0.26         0.27             0.33          0.38
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                            (0.37)      0.78      0.48        (0.28)           (1.56)        (0.96)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT  OPERATIONS                           (0.09)      1.02      0.74        (0.01)           (1.23)        (0.58)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                             0.27       0.25      0.25         0.26             1.02          1.26
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                           $   7.53   $   7.89  $   7.12     $   6.63         $   6.90      $   9.15
====================================================================================================================================

TOTAL RETURN                                                (1.12%)    14.67%    11.05%       (0.03%)(b)      (13.29%)       (6.49%)

RATIOS
Net Assets--End of Period ($000 Omitted)                 $ 20,313   $ 20,345  $ 28,546     $ 20,046         $ 17,406      $ 23,548
Ratio of Expenses to Average Net Assets(c)(d)                1.60%      1.61%     1.60%        1.34%(e)         1.34%         1.22%
Ratio of Net Investment Income to Average Net Assets(d)      3.92%      3.58%     3.52%        5.54%(e)         4.23%         3.53%
Portfolio Turnover Rate                                       248%       196%      338%(f)      272%(b)(f)       697%(f)       258%

(a) From August 1, 1999 to March 31, 2000.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended March 31, 2003, 2002, and 2001, the period ended March 31, 2000 and the years ended July 31, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.43%, 2.25%, 2.03%, 2.73% (annualized), 2.76%, and 1.97%, respectively, and ratio of net investment income to average net assets would have been 3.09%, 2.94%, 3.09%, 4.15% (annualized), 2.81%, and
    2.78%, respectively.
(e) Annualized
(f) Portfolio Turnover was greater than expected during the year due to active trading undertaken in response to market conditions.

                                                                                               CLASS A                     CLASS B

                                                                                              YEAR ENDED                  YEAR ENDED
                                                                                               MARCH 31                    MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE OPPORTUNITY FUND--CLASS A & CLASS B                                                 2003(a)                      2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                       $    7.89                    $    7.89
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                                                               0.28                         0.21
Net Investment Income
Net Losses on Securities (Both Realized and Unrealized)                                        (0.39)                       (0.36)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                               (0.11)                       (0.15)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                                                0.34                         0.32
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                             $    7.44                    $    7.42
====================================================================================================================================

TOTAL RETURN(b)                                                                                (1.45%)                      (1.94%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                                  $   2,409                    $     133
Ratio of Expenses to Average Net Assets(c)(d)                                                   1.66%                        2.36%
Ratio of Net Investment Income to Average Net Assets(d)                                         4.57%                        3.49%
Portfolio Turnover Rate                                                                          248%                         248%

(a) Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(c) Ratio is based on Total Expenses of the Class, less expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of Class B were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expense had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 3.73% and ratio of net investment income to average net assets would have been 2.12%.

                                                                                                                    PERIOD ENDED
                                                                                      YEAR ENDED MARCH 31               MARCH 31
                                                                           ---------------------------------------------------------
                                                                                2003         2002        2001            2000(a)
REAL ESTATE OPPORTUNITY FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                       $    7.95    $    7.10   $    6.62       $    6.58
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                                               0.14         0.14        0.20            0.08
Net Investment Income
Net Gains or (Losses) on Securities (Both Realized and Unrealized)             (0.28)        0.82        0.48            0.06
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                               (0.14)        0.96        0.68            0.14
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                                0.08         0.11        0.20            0.10
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                             $    7.73    $    7.95   $    7.10       $    6.62
====================================================================================================================================

TOTAL RETURN(b)                                                                (1.81%)      13.69%      10.20%           2.10%(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                                   $     838    $     484   $   1,336       $     143
Ratio of Expenses to Average Net Assets(d)(e)                                   2.35%        2.37%       2.26%           1.77%(f)
Ratio of Net Investment Income to Average Net Assets(e)                         3.25%        2.72%       2.90%          19.13%(f)
Portfolio Turnover Rate                                                          248%         196%        338%(g)         272%(g)(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The applicable CDSC is not included in the Total Return Calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended March 31, 2003, 2002, and 2001 and the period ended March 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.74%, 2.72%, 2.26%, and 2.04% (annualized), respectively, and ratio of net investment income to average net assets would have been 1.86%, 2.37%, 2.90%, and 18.86% (annualized), respectively.
(f) Annualized
(g) Portfolio Turnover was greater than expected during the year due to active trading undertaken in response to market conditions.
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from August 1, 1999 to March 31, 2000.

                                                                                            PERIOD ENDED
                                                          YEAR ENDED MARCH 31                 MARCH 31         YEAR ENDED OCTOBER 31
                                             ---------------------------------------------------------------------------------------
                                                   2003          2002          2001            2000(a)          1999          1998
TECHNOLOGY FUND--
   INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period          $   30.41   $     35.60   $    101.92     $     58.17      $     28.07   $     35.97
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT                            (0.41)        (0.08)        (0.10)          (0.03)           (0.07)        (0.00)
   OPERATIONS
Net Investment Loss(b)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                 (13.37)        (5.11)       (63.58)          47.69            30.17         (1.45)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 (13.51)        (5.19)       (63.68)          47.66            30.10         (1.45)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                   0.00          0.00          2.64            3.91             0.00          6.45
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                $   16.90   $     30.41   $     35.60     $    101.92      $     58.17   $     28.07
====================================================================================================================================

TOTAL RETURN                                     (44.43%       (14.58%)      (63.54%)         85.87%(c)       107.23%        (2.47%)

RATIOS
Net Assets--End of Period ($000 Omitted)      $ 853,530   $ 1,865,251   $ 2,181,879     $ 5,034,087      $ 2,081,613   $ 1,008,771
Ratio of Expenses to Average Net Assets(d)         1.77%         1.37%         0.98%           0.88%(e)         1.20%         1.17%
Ratio of Net Investment Loss
   to Average Net Assets                          (1.46%        (1.08%)       (0.47%)         (0.48%)(e)       (0.79%)       (0.49%)
Portfolio Turnover Rate                             107%           79%           85%             28%(c)          143%          178%

(a) From November 1, 1999 to March 31, 2000.
(b) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended October 31, 1998.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(e) Annualized

                                                                                          CLASS A                          CLASS B

                                                                                         YEAR ENDED                       YEAR ENDED
                                                                                           MARCH 31                        MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND--CLASS A & CLASS B                                                           2003(a)                         2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                    $   30.41                       $   30.41
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                                        (0.20)                          (0.27)
Net Investment Loss
Net Losses on Securities (Both Realized and Unrealized)                                    (13.23)                         (13.30)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                           (13.43)                         (13.57)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                          $   16.98                       $   16.84
====================================================================================================================================

TOTAL RETURN(c)                                                                            (44.16%)                        (44.62%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                               $   4,460                       $     532
Ratio of Expenses to Average Net Assets(d)(e)                                                1.47%                           2.15%
Ratio of Net Investment Loss to  Average Net Assets(e)                                      (1.12%)                         (1.71%)
Portfolio Turnover Rate                                                                       107%                            107%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of each Class, less Expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.51% for Class A and 2.74% for Class B and ratio of net investment loss to average net assets would have been (1.16%) for Class A and (2.30%) for Class B.

                                                                                                                        PERIOD ENDED
                                                                                YEAR ENDED MARCH 31                       MARCH 31
                                                                 -------------------------------------------------------------------
                                                                          2003           2002            2001              2000(a)
TECHNOLOGY FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                $    29.73     $    35.22      $   101.85        $    95.51
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                     (0.62)         (0.22)          (0.18)            (0.15)
Net Investment Loss
Net Gains or (Losses) on Securities (Both Realized and Unrealized)      (12.72)         (5.27)         (63.81)             6.49
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                        (13.34)         (5.49)         (63.99)             6.34
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                          0.00           0.00            2.64              0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                      $    16.39     $    29.73        $ 35.22$            101.85
====================================================================================================================================

TOTAL RETURN(c)                                                         (44.87%)       (15.59%)        (63.89%)            6.63%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                            $    5,759     $   18,910      $   15,919        $    2,970
Ratio of Expenses to Average Net Assets(e)(f)                             2.69%          2.54%           1.86%             1.45%(g)
Ratio of Net Investment Loss to Average Net Assets(f)                    (2.39%)        (2.26%)         (1.30%)           (1.03%)(g)
Portfolio Turnover Rate                                                    107%            79%             85%               28%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.95%, and ratio of net investment loss to average net assets would have been (3.65%).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                                                      PERIOD ENDED
                                                                                  YEAR ENDED MARCH 31                  MARCH 31
                                                                          ----------------------------------------------------------
                                                                                2003                2002                2001(a)
TECHNOLOGY FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                                      $    30.22          $    35.09            $     60.01
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                           (0.07)              (0.27)                 (0.82)
Net Investment Loss
Net Losses on Securities (Both Realized and Unrealized)                       (13.37)              (4.60)                (24.10)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                              (13.44)              (4.87)                (24.92)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                            $    16.78          $    30.22            $     35.09
====================================================================================================================================

TOTAL RETURN                                                                  (44.47%)            (13.85%)               (41.54%)(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                                  $   22,156          $   27,147            $      1
Ratio of Expenses to Average Net Assets(d)(e)                                   1.88%               1.28%                  5.18%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                          (1.55%)             (1.15%)                (4.67%)(f)
Portfolio Turnover Rate                                                          107%                 79%                 85%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO , if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.49%, and ratio of net investment loss to average net assets would have been (2.16%).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                                                              PERIOD ENDED
                                                              YEAR ENDED MARCH 31               MARCH 31         YEAR ENDED JULY 31
                                                    --------------------------------------------------------------------------------
                                                         2003        2002          2001          2000(a)          1999        1998
TELECOMMUNICATIONS FUND--
   INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period                $   12.36   $   23.89   $     64.42   $     31.80      $     19.60   $   15.31
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS(b)
Net Investment Income (Loss)(c)                         (0.04)      (0.11)        (0.16)        (0.10)           (0.00)       0.01
Net Gains or (Losses)  on Securities
  (Both Realized and Unrealized)                        (4.36)     (11.42)       (38.91)        32.87            12.57        5.32
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                        (4.40)     (11.53)       (39.07)        32.77            12.57        5.33
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                         0.00        0.00          1.46          0.15             0.37        1.04
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                      $    7.96   $   12.36   $     23.89   $     64.42      $     31.80   $   19.60
====================================================================================================================================

TOTAL RETURN                                           (35.60%)    (48.26%)      (61.42%)      103.25%(d)        65.52%      36.79%

RATIOS
Net Assets--End of Period ($000 Omitted)            $ 274,947   $ 573,969   $ 1,486,660   $ 4,125,890      $ 1,029,256   $ 276,577
Ratio of Expenses to Average Net Assets(e)(f)            1.81%       1.70%         1.10%         0.99%(g)         1.24%       1.32%
Ratio of Net Investment Loss to Average
  Net Assets(f)                                         (0.49%)     (0.57%)       (0.32%)       (0.32%)(g)       (0.49%)     (0.16%)
Portfolio Turnover Rate                                   137%         91%           61%           24%(d)           62%         55%

(a) From August 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003, 2002 and 2001 and the period ended March 31, 2000.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended July 31, 1999.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.76%, and ratio of net investment loss to average net assets would have been (1.44%).
(g) Annualized

                                                                                            CLASS A                        CLASS B

                                                                                           YEAR ENDED                     YEAR ENDED
                                                                                            MARCH 31                       MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND--CLASS A & CLASS B                                                   2003(a)                        2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                     $  12.36                       $  12.36
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                                                           (0.08)                         (0.03)
Net Investment Loss
Net Losses on Securities (Both Realized and Unrealized)                                     (4.36)                         (4.44)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                            (4.44)                         (4.47)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                           $   7.92                       $   7.89
====================================================================================================================================

TOTAL RETURN(b)                                                                            (35.92%)                       (36.17%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                                $    326                       $     16
Ratio of Expenses to Average Net Assets(c)(d)                                                1.66%                          2.57%
Ratio of Net Investment Loss to Average Net Assets(d)                                       (0.65%)                        (1.44%)
Portfolio Turnover Rate                                                                       137%                           137%

(a) Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(c) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of Class B were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 12.15% and ratio of net investment loss to average net assets would have been (11.02%).

                                                                                                                        PERIOD ENDED
                                                                                      YEAR ENDED MARCH 31                 MARCH 31
                                                                        ------------------------------------------------------------
                                                                               2003          2002           2001           2000(a)
TELECOMMUNICATIONS FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                     $    12.10    $    23.70     $    64.37     $    59.28
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                           (0.34)        (0.04)         (0.13)         (0.06)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)            (4.04)       (11.56)        (39.08)          5.15
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                              (4.38)       (11.60)        (39.21)          5.09
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                               0.00          0.00           1.46           0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                           $     7.72    $    12.10     $    23.70     $    64.37
====================================================================================================================================

TOTAL RETURN(c)                                                              (36.20%)      (48.95%)       (61.69%)         8.59%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                                 $    2,188    $   10,392     $   11,980     $    2,530
Ratio of Expenses to Average Net Assets(e)(f)                                  2.63%         2.60%          1.99%          1.49%(g)
Ratio of Net Investment Loss to Average Net Assets(f)                         (1.18%)       (1.52%)        (1.18%)        (0.86%)(g)
Portfolio Turnover Rate                                                         137%           91%            61%            24%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed , ratio of expenses to average net assets would have been 5.76% and ratio of net investment loss to average net assets would have been (4.31%).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from August 1, 1999 to March 31, 2000.

                                                                                                                        PERIOD ENDED
                                                                                     YEAR ENDED MARCH 31                  MARCH 31
                                                                               -----------------------------------------------------
                                                                                   2003               2002                 2001(a)
TELECOMMUNICATIONS FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                                           $  12.30           $  23.80             $  36.43
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                               (0.02)             (0.15)               (0.19)
Net Losses on Securities (Both Realized and Unrealized)                           (4.38)            (11.35)              (12.44)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT  OPERATIONS                                                 (4.40)            (11.50)              (12.63)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                 $   7.90           $  12.30             $  23.80
====================================================================================================================================

TOTAL RETURN                                                                     (35.77%)           (48.32%)             (34.67%)(c)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                      $    666           $    864             $      1
Ratio of Expenses to  Average Net Assets(d)(e)                                 $   2.06%              2.21%                2.30%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                             (0.77%)            (1.32%)              (1.52%)(f)
Portfolio Turnover Rate                                                             137%                91%                  61%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003 and 2002 and the period ended March 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.30%, 2.42% and 3.38% (annualized), respectively, and ratio of net investment loss to average net assets would have been
    (2.01%), (1.53%) and (2.60%) (annualized), respectively.
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                                                               PERIOD ENDED
                                                             YEAR ENDED MARCH 31                 MARCH 31      YEAR ENDED OCTOBER 31
                                                 -----------------------------------------------------------------------------------
                                                     2003           2002          2001            2000(a)         1999         1998
UTILITIES FUND--
   INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period             $  10.66      $   16.20     $   20.42       $   17.68       $   14.73    $   12.42
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT                               0.23           0.15          0.13            0.04            0.17         0.30
  OPERATIONS
Net Investment Income
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                    (2.46)         (5.54)        (3.22)           3.95            3.20         2.56
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    (2.23)         (5.39)        (3.09)           3.99            3.37         2.86
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                     0.24(b)        0.15          1.13            1.25            0.42         0.55
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                   $   8.19      $   10.66     $   16.20       $   20.42       $   17.68    $   14.73
====================================================================================================================================

TOTAL RETURN                                       (20.99%)       (33.34%)      (15.18%)         23.99%(c)       23.22%       23.44%

RATIOS
Net Assets--End of Period ($000
Omitted)                                         $ 72,749      $ 124,578     $ 232,877       $ 260,554       $ 223,334    $ 177,309
Ratio of Expenses to Average Net Assets(d)(e)        1.30%          1.30%         1.30%           1.24%(f)        1.26%        1.29%
Ratio of Net Investment Income to
  Average Net Assets(e)                              2.63%          1.09%         0.74%           0.50%(f)        1.02%        1.82%
Portfolio Turnover Rate                                64%            56%           49%             18%(c)          32%          47%

(a) From November 1, 1999 to March 31, 2000.
(b) Dividends and Distributions included a tax return of capital which aggregated less than $0.01 on a per share basis.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended March 31, 2003, 2002 and 2001, the period ended March 31, 2000 and the years ended October 31, 1999, and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.90%, 1.57%, 1.40%, 1.33% (annualized), 1.43% and 1.36%, respectively, and ratio of net investment income to average net assets would have been 2.03%, 0.82%, 0.64%, 0.41% (annualized), 0.85% and 1.75%, respectively.
(f) Annualized

                                                                                       CLASS A           CLASS B

                                                                                           YEAR ENDED                    YEAR ENDED
                                                                                            MARCH 31                       MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES FUND--CLASS A & CLASS B                                                            2003(a)                        2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                     $  10.66                       $  10.66
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                                                            0.16                           0.13
Net Investment Income
Net Losses on Securities (Both Realized and Unrealized)                                     (2.40)                         (2.43)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                            (2.24)                         (2.30)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENTS AND DISTRIBUTIONS                                                             0.29(b)                        0.21(b)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                           $   8.13                       $   8.15
====================================================================================================================================

TOTAL RETURN(c)                                                                            (21.05%)                       (21.67%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                                $    450                       $    193
Ratio of Expenses to Average Net Assets(d)(e)                                                1.41%                          2.14%
Ratio of Net Investment Income to Average Net Assets(e)                                      2.79%                          1.84%
Portfolio Turnover Rate                                                                        64%                            64%

(a) Class commenced operations on April 1, 2002.
(b) Dividends and Distributions included a tax return of capital which aggregated less than $0.01 on a per share basis.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, which is before any expenses offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by INVESCO for the years ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.74% for Class A and 2.69% for Class B and ratio of net investment income to average net assets would have been 2.46% for Class A and 1.29% for Class B.

                                                                                                                        PERIOD ENDED
                                                                                    YEAR ENDED MARCH 31                   MARCH 31
                                                                        ------------------------------------------------------------
                                                                             2003          2002           2001             2000(a)
UTILITIES FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                    $   10.63     $   16.08      $   20.40        $   19.91
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                         0.15          0.03          (0.00)           (0.01)
Net Investment Income (Loss)(c)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                                            (2.47)        (5.48)         (3.22)            0.52
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                            (2.32)        (5.45)         (3.22)            0.51
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                             0.09          0.00           1.10             0.02
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                          $    8.22     $   10.63      $   16.08        $   20.40
====================================================================================================================================

TOTAL RETURN(d)                                                            (21.85%)      (33.87%)       (15.83%)           2.58%(e)

RATIOS
Net Assets--End of Period ($000 Omitted)                                $     667     $   1,799      $   3,579        $     248
Ratio of Expenses to Average Net Assets(f)(g)                                2.05%         2.04%          2.07%            1.83%(h)
Ratio of Net Investment Income (Loss) to Average Net Assets(g)               1.75%         0.32%         (0.02%)          (0.32%)(h)
Portfolio Turnover Rate                                                         64%           56%            49%              18%(i)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended March 31, 2001.
(d) The applicable CDSC is included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended March 31, 2003, 2002, and 2001 and the period ended March 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.70%, 2.45%, 2.11% and 1.83% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 0.10% (0.09%), (0.06%) and (0.32%) (annualized), respectively.
(h) Annualized
(i) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

JULY 31, 2003

INVESCO SECTOR FUNDS, INC.
INVESCO ENERGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO FINANCIAL SERVICES FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO GOLD & PRECIOUS METALS FUND--INVESTOR CLASS, CLASS A, B, AND C INVESCO HEALTH SCIENCES FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO LEISURE FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO REAL ESTATE OPPORTUNITY FUND--INVESTOR CLASS, CLASS A, B, AND C INVESCO TECHNOLOGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO TELECOMMUNICATIONS FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO UTILITIES FUND--INVESTOR CLASS, CLASS A, B, AND C

You may obtain additional information about the Funds from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as the effect of market and general economic trends and a Fund's investment strategy on each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated July 31, 2003 is a supplement to this Prospectus and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectuses of the Funds may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectuses, SAI, annual report, and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectuses, SAI, annual report, or semiannual report, write to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739; or call 1-800-347-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-3826 and 002-85905.


811-3826

                                                                    APPENDIX III

YOUR FUND'S REPORT

TECHNOLOGY FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

The past fiscal year was characterized by continued weak performance of technology stocks in the April through October period as a result of the failure of the economy to recover which disappointed optimistc expectations held by investors at the beginning of the year. During this period, investors were shaken by one unnerving development after another. In the summer, several high-profile accounting scandals and rising tensions in the Middle East undermined confidence. With the fall came concerns about war with Iraq and declining consumer confidence. Underlying all of these headline developments was persistent economic weakness. The technology sector continued to be acutely affected by the economic malaise. Demand for technology products, from consumers or corporations, remained weak.

TECH STOCKS PERFORMED WELL DURING THE SECOND HALF

The second half of the period was a different story, however, as the sector bounced sharply off the October lows. This strength could be attributed to the market's anticipation of rising holiday consumer demand and corporate year-end spending on technology upgrades. Further fueling the optimism was guidance from several high-profile companies in the sector that indicated business had likely stopped its cyclical deterioration. Although tech stocks lost some of their momentum in January following the sharp increase off the October lows, the sector managed to finish the fiscal year on a positive note. During the first quarter of 2003, while most market sectors declined in the face of the war, slipping consumer confidence and rising unemployment claims and energy prices, the technology sector managed to outperform the broader market.

--------------------------------------------------------------------------------
                               TECHNOLOGY FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 3/31/03
--------------------------------------------------------------------------------

Microsoft Corp............................6.57%
Intel Corp................................3.82%
Cisco Systems.............................3.55%
Symantec Corp.............................2.90%
Dell Computer.............................2.89%
eBay Inc..................................2.76%
Oracle Corp...............................2.50%
International Business Machines...........2.11%
Linear Technology.........................1.90%
BEA Systems...............................1.88%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

But those late gains could not offset earlier losses. As such, the value of Technology Fund-Investor Class shares declined 44.43% for the one-year period ended March 31, 2003. The fund under-performed the S&P 500 Index,(R) which declined 24.75% during that same period. (Of course, past performance is not a guarantee of future results.)(13),(14) For performance of other share classes, please see page 2.

MOST TECH SUB-SECTORS ENDURED SHARP DECLINES

The selling was so intense throughout the tech sector during the period that there weren't many industries that advanced. Information technology consulting, software, communications equipment, computers, electronic equipment, and semiconductors all suffered severe declines. Even more conservative tech stocks, such as those in the aerospace and defense industry and commercial services companies, could not resist the market weakness.

The fund's lone bright spot was in the Internet space, where Amazon.com Inc, Yahoo! Inc, Hotels.com, and eBay Inc all advanced sharply. A handful of companies also made positive relative contributions to performance by declining less than the broader market. Included in this group were several technology "blue chips," such as Microsoft Corp, Oracle Corp, and International Business Machines. Dell Computer was another standout, as it managed to finish the period in the black. Wireless telecommunications services stocks, such as Nextel Communications, also performed well, on the heels of impressive subscriber growth. Indeed, wireless communications was one of the few areas that saw demand improve. Security software was another, led by Symantec Corp, as network security has been one of the few areas in which corporations have demonstrated a willingness to invest.

WE BELIEVE DEMAND FOR TECH PRODUCTS REMAINS WEAK BUT LIKELY TO IMPROVE

Going forward, we believe the coming quarter could be volatile for technology stocks, as stocks are up sharply and expectations have risen following better guidance than expected after first quarter earnings reports. We believe investors might be more forgiving of companies that report disappointing profits, as they are coming to focus more on improving prospects than current weakness in business.

LINE GRAPH:  INVESCO TECHNOLOGY FUND - INVESTOR CLASS GROWTH OF $10,000(13)

This line graph compares the value of a $10,000 investment in INVESCO Technology Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(R)(14), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 3/31/03.

      INVESCO TECHNOLOGY FUND -
      INVESTOR CLASS                      S&P 500 INDEX(14)

3/93  $ 10,000                            $10,000
3/94  $ 11,785                            $10,146
3/95  $ 14,192                            $11,723
3/96  $ 19,426                            $15,482
3/97  $ 21,371                            $18,551
3/98  $ 28,039                            $27,448
3/99  $ 37,453                            $32,523
3/00  $100,781                            $38,354
3/01  $ 36,749                            $30,043
3/02  $ 31,392                            $30,115
3/02  $ 17,446                            $22,661

LINE GRAPH:  INVESCO TECHNOLOGY FUND - INSTITUTIONAL CLASS, GROWTH OF
             $10,000(13)

This line graph compares the value of a $10,000 investment in INVESCO Technology Fund - Institutional Class to the value of a $10,000 investment in the S&P 500 Index(R)(14), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/98) through 3/31/03.

      INVESCO TECHNOLOGY FUND -
      INSTITUTIONAL CLASS                 S&P 500 INDEX(R)(14)

12/98 $10,000                             $10,000
3/99  $11,888                             $10,498
3/00  $32,129                             $12,380
3/01  $11,764                             $ 9,697
3/02  $10,112                             $ 9,721
3/03  $ 5,669                             $ 7,315

LINE GRAPH: INVESCO TECHNOLOGY FUND - CLASS A & B, GROWTH OF $10,000(13)

This line graph compares the value of a $10,000 investment in INVESCO Technology Fund - Class A and the value of a $10,000 investment in INVESCO Technology Fund
- Class B to the  value of a  $10,000  investment  in the S&P 500  Index(R)(14), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Technology Fund - Class A and Class B inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 3/31/03.

      INVESCO TECHNOLOGY   INVESCO TECHNOLOGY   S&P 500 INDEX(R)(14)
      FUND - CLASS A       FUND - CLASS B

4/02  $10,000              $10,000              $10,000
3/03  $ 5,277              $ 5,038              $ 7,525

PIE CHART:  TECHNOLOGY FUND
            INDUSTRY BREAKDOWN
            AS OF 3/31/03
            [PIE CHART]

            % OF TOTAL NET ASSETS

            Semiconductors................16.87%
            Systems Software..............16.45%
            Application Software..........10.47%
            Computer Hardware..............7.82%
            Computer Storage & Peripherals.5.55%
            Electronic Equipment
            & Instruments..................5.22%
            Telecommunications Equipment...4.92%
            Networking Equipment...........4.46%
            Semiconductor Equipment........4.21%
            Data Processing Services.......3.89%
            Other Industries..............13.12%
            Net Cash & Cash Equivalents....7.02%

FUND MANAGEMENT

[PHOTOGRAPH OF WILLIAM R. KEITHLER OMITTED]

WILLIAM R. KEITHLER, CFA

BILL KEITHLER IS A SENIOR VICE PRESIDENT AND DIRECTOR OF SECTOR MANAGEMENT OF INVESCO FUNDS GROUP. A CHARTERED FINANCIAL ANALYST CHARTERHOLDER, BILL RECEIVED AN MS FROM THE UNIVERSITY OF WISCONSIN-MADISON AND A BA FROM WEBSTER COLLEGE. HE BEGAN HIS INVESTMENT CAREER IN 1982.

As the period came to a close, we did not see any change in the fundamental outlook for the group. Current demand remains fairly weak. Our channel surveys have revealed inventory build-ups in the personal computer and wireless telecommunications sub-sectors. Demand for enterprise hardware has weakened modestly, which is likely a function of seasonal trends. And telecom and networking equipment companies have also seen their revenues stagnate, as their primary customers continue to rein in capital expenditures.

Nevertheless, we believe there are reasons for optimism. For example, we expect the second quarter of 2003 will see companies recapture the business that was lost due to first quarter war considerations, a trend that could result in some upside surprises. We will need a sustained period of improving business before enterprises have the confidence to commit to spending on major projects. However, there are glimmers of hope offered by mostly anecdotal data points which suggest modestly improving business for technology companies, which we believe reflects more than seasonal strength. The stocks may move in advance of confirmation of this in reported numbers.

Prospects for consumer spending are not encouraging. And a recent decision by the Federal Communications Commission (FCC), which forces regional Bell operating companies (RBOCs) to continue to lease their networks to competitors at wholesale rates, could throw cold water on the thesis of a recovery in the telecom sector this year. However, although the FCC's ruling discourages investments in legacy voice networks, the ruling encourages the RBOCs to build out their data networks, which could benefit the data-related networking equipment companies. In short, we believe opportunities can still be found in the sector, and identifying the best of them remains our focus.

LINE GRAPH:  INVESCO TECHNOLOGY FUND - CLASS C GROWTH OF $10,000(13)

This line graph compares the value of a $10,000 investment in INVESCO Technology Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(R)(14), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Technology Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 3/31/03.

      INVESCO TECHNOLOGY FUND -
      CLASS C                             S&P 500 INDEX(R)(14)

2/00  $10,000                             $10,000
3/00  $10,663                             $10,978
3/01  $ 3,851                             $ 8,599
3/02  $ 3,251                             $ 8,620
3/03  $ 1,792                             $ 6,486

LINE GRAPH:  INVESCO TECHNOLOGY FUND - CLASS K GROWTH OF $10,000(13)

This line graph compares the value of a $10,000 investment in INVESCO Technology Fund - Class K to the value of a $10,000 investment in the S&P 500 Index(R)(14), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 3/31/03.

      INVESCO TECHNOLOGY FUND -
      CLASS K                             S&P 500 INDEX(R)(14)

12/00 $10,000                             $10,000
3/01  $ 5,846                             $ 8,858
3/02  $ 5,036                             $ 8,879
3/03  $ 2,796                             $ 6,682

(13)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(14)THE S&P 500 INDEX(R) IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

                                                                     APPENDIX IV

                                  [REGISTRANT]

                      MASTER INVESTMENT ADVISORY AGREEMENT

     THIS AGREEMENT is made this   day of           , 200 , by and between
[Registrant], a Delaware statutory trust (the "Trust") with respect to its series of shares shown on the Appendix A attached hereto, as the same may be amended from time to time, and A I M Advisors, Inc., a Delaware corporation (the "Advisor").

                                    RECITALS

     WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company;

     WHEREAS, the Advisor is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), as an investment advisor and engages in the business of acting as an investment advisor;

     WHEREAS, the Trust's Agreement and Declaration of Trust (the "Declaration of Trust") authorizes the Board of Trustees of the Trust (the "Board of Trustees") to create separate series of shares of beneficial interest of the Trust, and as of the date of this Agreement, the Board of Trustees has created separate series portfolios (such portfolios and any other portfolios hereafter added to the Trust being referred to collectively herein as the "Funds"); and

     WHEREAS, the Trust and the Advisor desire to enter into an agreement to provide for investment advisory services to the Funds upon the terms and conditions hereinafter set forth;

     NOW THEREFORE, in consideration of the mutual covenants herein contained and other good and valuable consideration, the receipt of which is hereby acknowledged, the parties agree as follows:

     1. Advisory Services. The Advisor shall act as investment advisor for the Funds and shall, in such capacity, supervise all aspects of the Funds' operations, including the investment and reinvestment of cash, securities or other properties comprising the Funds' assets, subject at all times to the policies and control of the Board of Trustees. The Advisor shall give the Trust and the Funds the benefit of its best judgment, efforts and facilities in rendering its services as investment advisor.

     2. Investment Analysis and Implementation. In carrying out its obligations under Section 1 hereof, the Advisor shall:

          (a) supervise all aspects of the operations of the Funds;

          (b) obtain and evaluate pertinent information about significant developments and economic, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or the Funds, and whether concerning the individual issuers whose securities are included in the assets of the Funds or the activities in which such issuers engage, or with respect to securities which the Advisor considers desirable for inclusion in the Funds' assets;

          (c) determine which issuers and securities shall be represented in the Funds' investment portfolios and regularly report thereon to the Board of Trustees;

          (d) formulate and implement continuing programs for the purchases and sales of the securities of such issuers and regularly report thereon to the Board of Trustees; and

          (e) take, on behalf of the Trust and the Funds, all actions which appear to the Trust and the Funds necessary to carry into effect such purchase and sale programs and supervisory functions as aforesaid, including but not limited to the placing of orders for the purchase and sale of securities for the Funds.

     3. Securities Lending Duties and Fees. The Advisor agrees to provide the following services in connection with the securities lending activities of each
Fund: (a) oversee participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assist the securities lending agent or principal (the "Agent") in determining which specific securities are available for loan; (c) monitor the Agent to ensure that securities loans are effected in accordance with the Advisor's instructions and with procedures adopted by the Board of Trustees; (d) prepare appropriate periodic reports for, and seek appropriate approvals from, the Board of Trustees with respect to securities lending activities; (e) respond to Agent inquiries; and (f) perform such other duties as necessary.

     As compensation for such services provided by the Advisor in connection with securities lending activities of each Fund, a lending Fund shall pay the Advisor a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities.

     4. Delegation of Responsibilities. The Advisor is authorized to delegate any or all of its rights, duties and obligations under this Agreement to one or more sub-advisors, and may enter into agreements with sub-advisors, and may replace any such sub-advisors from time to time in its discretion, in accordance with the 1940 Act, the Advisers Act, and rules and regulations thereunder, as such statutes, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the Securities and Exchange Commission ("SEC"), and if applicable, exemptive orders or similar relief granted by the SEC and upon receipt of approval of such sub-advisors by the Board of Trustees and by shareholders (unless any such approval is not required by such statutes, rules, regulations, interpretations, orders or similar relief).

     5. Independent Contractors. The Advisor and any sub-advisors shall for all purposes herein be deemed to be independent contractors and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Trust in any way or otherwise be deemed to be an agent of the Trust.

     6. Control by Board of Trustees. Any investment program undertaken by the Advisor pursuant to this Agreement, as well as any other activities undertaken by the Advisor on behalf of the Funds, shall at all times be subject to any directives of the Board of Trustees.

     7. Compliance with Applicable Requirements. In carrying out its obligations under this Agreement, the Advisor shall at all times conform to:

          (a) all applicable provisions of the 1940 Act and the Advisers Act and any rules and regulations adopted thereunder;

          (b) the provisions of the registration statement of the Trust, as the same may be amended from time to time under the Securities Act of 1933 and the 1940 Act;

          (c) the provisions of the Declaration of Trust, as the same may be amended from time to time;

          (d) the provisions of the by-laws of the Trust, as the same may be amended from time to time; and

          (e) any other applicable provisions of state, federal or foreign law.

     8. Broker-Dealer Relationships. The Advisor is responsible for decisions to buy and sell securities for the Funds, broker-dealer selection, and negotiation of brokerage commission rates.

          (a) The Advisor's primary consideration in effecting a security transaction will be to obtain the best execution.

          (b) In selecting a broker-dealer to execute each particular transaction, the Advisor will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and the difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Funds on a continuing basis. Accordingly, the price to the Funds in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the fund execution services offered.

          (c) Subject to such policies as the Board of Trustees may from time to time determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Funds to pay a broker or dealer that provides brokerage and research services to the Advisor an amount of commission for effecting a fund investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Advisor's overall responsibilities with respect to a particular Fund, other Funds of the Trust, and to other clients of the Advisor as to which the Advisor exercises investment discretion. The Advisor is further authorized to allocate the orders placed by it on behalf of the Funds to such brokers and dealers who also provide research or statistical material, or other services to the Funds, to the Advisor, or to any sub-advisor. Such allocation shall be in such amounts and proportions as the Advisor shall determine and the Advisor will report on said allocations regularly to the Board of Trustees indicating the brokers to whom such allocations have been made and the basis therefor.

          (d) With respect to one or more Funds, to the extent the Advisor does not delegate trading responsibility to one or more sub-advisors, in making decisions regarding broker-dealer relationships, the Advisor may take into consideration the recommendations of any sub-advisor appointed to provide investment research or advisory services in connection with the Funds, and may take into consideration any research services provided to such sub-advisor by broker-dealers.

          (e) Subject to the other provisions of this Section 8, the 1940 Act, the Securities Exchange Act of 1934, and rules and regulations thereunder, as such statutes, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC, any exemptive orders issued by the SEC, and any other applicable provisions of law, the Advisor may select brokers or dealers with which it or the Funds are affiliated.

     9. Compensation. The compensation that each Fund shall pay the Advisor is set forth in Appendix B attached hereto.

     10. Expenses of the Funds. All of the ordinary business expenses incurred in the operations of the Funds and the offering of their shares shall be borne by the Funds unless specifically provided otherwise in this Agreement. These expenses borne by the Funds include but are not limited to brokerage commissions, taxes, legal, accounting, auditing, or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Funds in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

     11. Services to Other Companies or Accounts. The Trust understands that the Advisor now acts, will continue to act and may act in the future as investment manager or advisor to fiduciary and other managed accounts, and as investment manager or advisor to other investment companies, including any offshore entities, or accounts, and the Trust has no objection to the Advisor so acting, provided that whenever the Trust and one or more other investment companies or accounts managed or advised by the Advisor have available funds for investment, investments suitable and appropriate for each will be allocated in accordance with a formula believed to be equitable to each company and account. The Trust recognizes that in some cases this procedure may adversely affect the size of the positions obtainable and the prices realized for the Funds.

     12. Non-Exclusivity. The Trust understands that the persons employed by the Advisor to assist in the performance of the Advisor's duties under this Agreement will not devote their full time to such service and nothing contained in this Agreement shall be deemed to limit or restrict the right of the Advisor or any affiliate of the Advisor to engage in and devote time and attention to other businesses or to render services of whatever kind or nature. The Trust further understands and agrees that officers or directors of the Advisor may serve as officers or trustees of the Trust, and that officers or trustees of the Trust may serve as officers or directors of the Advisor to the extent permitted by law; and that the officers and directors of the Advisor are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors or trustees of any other firm or trust, including other investment advisory companies.

     13. Effective Date, Term and Approval. This Agreement shall become effective with respect to a Fund, if approved by the shareholders of such Fund, on the Effective Date for such Fund, as set forth in Appendix A attached hereto. If so approved, this Agreement shall thereafter continue in force and effect
until           , 200 , and may be continued from year to year thereafter, provided that the continuation of the Agreement is specifically approved at least annually:

          (a) (i) by the Board of Trustees or (ii) by the vote of "a majority of the outstanding voting securities" of such Fund (as defined in Section 2(a)(42) of the 1940 Act); and

          (b) by the affirmative vote of a majority of the trustees who are not parties to this Agreement or "interested persons" (as defined in the 1940
     Act) of a party to this Agreement (other than as trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose.

     14. Termination. This Agreement may be terminated as to the Trust or as to any one or more of the Funds at any time, without the payment of any penalty, by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund, or by the Advisor, on sixty (60) days' written notice to the other party. The notice provided for herein may be waived by the party entitled to receipt thereof. This Agreement shall automatically terminate in the event of its assignment, the term "assignment" for purposes of this paragraph having the meaning defined in Section 2(a)(4) of the 1940 Act.

     15. Amendment. No amendment of this Agreement shall be effective unless it is in writing and signed by the party against which enforcement of the amendment is sought.

     16. Liability of Advisor and Fund. In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of the Advisor or any of its officers, directors or employees, the Advisor shall not be subject to liability to the Trust or to the Funds or to any shareholder of the Funds for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of the Advisor to one Fund shall not automatically impart liability on the part of the Advisor to any other Fund. No Fund shall be liable for the obligations of any other Fund.

     17. Liability of Shareholders. Notice is hereby given that, as provided by applicable law, the obligations of or arising out of this Agreement are not binding upon any of the shareholders of the Trust individually but are binding only upon the assets and property of the Trust and that the shareholders shall be entitled, to the fullest extent permitted by applicable law, to the same limitation on personal liability as shareholders of private corporations for profit.

     18. Notices. Any notices under this Agreement shall be in writing, addressed and delivered, telecopied or mailed postage paid, to the other party entitled to receipt thereof at such address as such party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Trust and that of the Advisor shall be 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

     19. Questions of Interpretation. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act or the

Advisers Act shall be resolved by reference to such term or provision of the 1940 Act or the Advisers Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the SEC issued pursuant to said Acts. In addition, where the effect of a requirement of the 1940 Act or the Advisers Act reflected in any provision of the Agreement is revised by rule, regulation or order of the SEC, such provision shall be deemed to incorporate the effect of such rule, regulation or order. Subject to the foregoing, this Agreement shall be governed by and construed in accordance with the laws (without reference to conflicts of law provisions) of the State of Texas.

     20. License Agreement. The Trust shall have the non-exclusive right to use the name "AIM" to designate any current or future series of shares only so long as A I M Advisors, Inc. serves as investment manager or advisor to the Trust with respect to such series of shares.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in duplicate by their respective officers on the day and year first written above.

                                          [REGISTRANT]
                                          (a Delaware statutory trust)
Attest:

-----------------------------------------       By: ----------------------------------------------------
           Assistant Secretary
                                                                       President
(SEAL)

Attest:
                                                A I M ADVISORS, INC.

-----------------------------------------
                                                By: ----------------------------------------------------
           Assistant Secretary
                                                                       President
(SEAL)

                                   APPENDIX A
                           FUNDS AND EFFECTIVE DATES

NAME OF FUND                                                  EFFECTIVE DATE OF ADVISORY AGREEMENT
------------                                                  ------------------------------------
[To Be Added]                                                 [To Be Added]

                                   APPENDIX B
                          COMPENSATION TO THE ADVISOR

     The Trust shall pay the Advisor, out of the assets of a Fund, as full compensation for all services rendered, an advisory fee for such Fund set forth below. Such fee shall be calculated by applying the following annual rates to the average daily net assets of such Fund for the calendar year computed in the manner used for the determination of the net asset value of shares of such Fund.

     [To Be Added -- Please see Exhibit P for the annual rates applicable to your Fund]

                                                                      APPENDIX V

            MASTER INTERGROUP SUB-ADVISORY CONTRACT FOR MUTUAL FUNDS

     This contract is made as of           , 200 , between A I M Advisors, Inc.
hereinafter "Adviser," 11 Greenway Plaza, Suite 100, Houston, Texas 77046, and [INVESCO Institutional (N.A.), Inc.] "Sub-Adviser," 1360 Peachtree Street, N.E., Suite 100 Atlanta, Georgia 30309.

     WHEREAS:

     A) Adviser has entered into an investment advisory agreement with [Registrant] (hereinafter "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), with respect to the funds set forth in Exhibit A attached hereto (each a "Fund");

     B) Sub-Adviser represents that it is licensed under the Investment Advisers Act of 1940 ("Advisers Act") as an investment adviser and engages in the business of acting as an investment adviser;

     C) Adviser is authorized to delegate certain, any or all of its rights, duties and obligations under investment advisory agreements to sub-advisers, including sub-advisers that are affiliated with Adviser.

     NOW THEREFORE, in consideration of the promises and the mutual covenants herein contained, it is agreed between the parties hereto as follows:

     1. Appointment. Adviser hereby appoints Sub-Adviser as Sub-Adviser of each Fund for the period and on the terms set forth herein. Sub-Adviser accepts such appointment and agrees to render the services herein set forth, for the compensation herein provided.

     2.  Duties as Sub-Adviser.

     (a) Subject to the supervision of the Trust's Board of Trustees ("Board") and Adviser, the Sub-Adviser will provide a continuous investment program for each Fund, including investment research and management, with respect to all or a portion of the securities and investments and cash equivalents of the Fund (the "Sub-Advised Assets"), such Sub-Advised Assets to be determined by the Adviser. The Sub-Adviser will determine from time to time what securities and other investments will be purchased, retained or sold with respect to the Sub-Advised Assets of each Fund, and the brokers and dealers through whom trades will be executed.

     (b) The Sub-Adviser agrees that, in placing orders with brokers and dealers, it will attempt to obtain the best net result in terms of price and execution. Consistent with this obligation, the Sub-Adviser may, in its discretion, purchase and sell portfolio securities from and to brokers and dealers who sell shares of the Funds or provide the Funds, Adviser's other clients, or Sub-Adviser's other clients with research, analysis, advice and similar services. The Sub-Adviser may pay to brokers and dealers, in return for such research and analysis, a higher commission or spread than may be charged by other brokers and dealers, subject to the Sub-Adviser determining in good faith that such commission or spread is reasonable in terms either of the particular transaction or of the overall responsibility of the Adviser and the Sub-Adviser to the Funds and their other clients and that the total commissions or spreads paid by each Fund will be reasonable in relation to the benefits to the Fund over the long term. In no instance will portfolio securities be purchased from or sold to the Sub-Adviser, or any affiliated person thereof, except in accordance with the applicable securities laws and the rules and regulations thereunder and any exemptive orders currently in effect. Whenever the Sub-Adviser simultaneously places orders to purchase or sell the same security on behalf of a Fund and one or more other accounts advised by the Sub-Adviser, such orders will be allocated as to price and amount among all such accounts in a manner believed to be equitable to each account.

     (c) The Sub-Adviser will maintain all required books and records with respect to the securities transactions of the Funds, and will furnish the Board and Adviser with such periodic and special reports as the Board or Adviser reasonably may request. Sub-Adviser hereby agrees that all records which it maintains for the Adviser are the property of the Adviser, and agrees to preserve for the periods prescribed by applicable law any records which it maintains for the Adviser and which are required to be maintained, and further agrees to surrender promptly to the Adviser any records which it maintains for the Adviser upon request by the Adviser.

     3. Further Duties. In all matters relating to the performance of this Contract, Sub-Adviser will act in conformity with the Agreement and Declaration of Trust, By-Laws and Registration Statement of the Trust and with the instructions and directions of the Board and will comply with the requirements of the 1940 Act, the rules, regulations, exemptive orders and no-action positions thereunder, and all other applicable laws and regulations. Sub-Adviser shall maintain compliance procedures for the Funds that it and the Adviser reasonably believe are adequate to ensure compliance with the 1940 Act and the investment objective(s) and policies as stated in the prospectuses and statements of additional information.

     4. Services Not Exclusive. The services furnished by Sub-Adviser hereunder are not to be deemed exclusive and Sub-Adviser shall be free to furnish similar services to others so long as its services under this Contract are not impaired thereby. Nothing in this Contract shall limit or restrict the right of any director, officer or employee of Sub-Adviser, who may also be a Trustee, officer or employee of the Trust, to engage in any other business or to devote his or her time and attention in part to the management or other aspects of any other business, whether of a similar nature or a dissimilar nature.

     5.  Compensation.

     (a) For the services provided to a Fund under this Contract, Adviser will pay Sub-Adviser a fee, computed daily and paid monthly, at the rate of 40% of the Adviser's compensation on the Sub-Advised Assets per year, on or before the last business day of the next succeeding calendar month.

     (b) If this Contract becomes effective or terminates before the end of any month, the fee for the period from the effective date to the end of the month or from the beginning of such month to the date of termination, as the case may be, shall be prorated according to the proportion which such period bears to the full month in which such effectiveness or termination occurs.

     6. Fee Waivers and Expense Limitations. If, for any fiscal year of the Trust, the amount of the advisory fee which the Fund would otherwise be obligated to pay to the Adviser is reduced because of contractual or voluntary fee waivers or expense limitations by the Adviser, the fee payable hereunder to the Sub-Adviser shall be reduced proportionately; and to the extent that the Adviser reimburses the Fund as a result of such expense limitations, the Sub-Adviser shall reimburse the Adviser that proportion of such reimbursement payments which the sub-advisory fee hereunder bears to the advisory fee under this Contract.

     7.  Limitation of Liability of Sub-Adviser and
Indemnification. Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by the Fund or the Trust in connection with the matters to which this Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Sub-Adviser in the performance by Sub-Adviser of its duties or from reckless disregard by Sub-Adviser of its obligations and duties under this Contract. Any person, even though also an officer, partner, employee, or agent of Sub-Adviser, who may be or become a Trustee, officer, employee or agent of the Trust, shall be deemed, when rendering services to a Fund or the Trust or acting with respect to any business of a Fund or the Trust to be rendering such service to or acting solely for the Fund or the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Sub-Adviser even though paid by it.

     8.  Duration and Termination.

     (a) This Contract shall become effective upon the date hereabove written, provided that this Contract shall not take effect with respect to any Fund unless it has first been approved (i) by a vote of a majority of the independent Trustees who are not parties to this Contract or "interested persons" (as defined in the 1940 Act) of a party to this Contract, other than as Board members ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (ii) by vote of a majority of that Fund's outstanding voting securities, when required by the 1940 Act.

     (b) Unless sooner terminated as provided herein, this Contract shall
continue in force and effect until           , 200 . Thereafter, if not
terminated, with respect to each Fund, this Contract shall continue automatically for successive periods not to exceed twelve months each, provided that such continuance is specifically approved at least annually (i) by a vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board or by vote of a majority of the outstanding voting securities of that Fund.

     (c) Notwithstanding the foregoing, with respect to any Fund this Contract may be terminated at any time, without the payment of any penalty, (i) by vote of the Board or by a vote of a majority of the outstanding voting securities of the Fund on sixty days' written notice to Sub-Adviser; or (ii) by the Adviser on sixty days' written notice to Sub-Adviser; or (iii) by the Sub-Adviser on sixty days' written notice to the Trust. Termination of this Contract with respect to one Fund shall not affect the continued effectiveness of this Contract with respect to any other Fund. This Contract will automatically terminate in the event of its assignment.

     9. Amendment. No provision of this Contract may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and, when required by the 1940 Act, no amendment of this Contract shall be effective until approved by vote of a majority of the Fund's outstanding voting securities.

     10. Notices. Any notices under this Contract shall be writing, addressed and delivered, telecopied or mailed postage paid, to the other party entitled to receipt thereof at such address as such party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Trust and the Adviser shall be 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Until further notice to the other party, it is agreed that the address of the Sub-Adviser shall be 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309.

     11. Governing Law. This Contract shall be construed in accordance with the laws of the State of Texas and the 1940 Act. To the extent that the applicable laws of the State of Texas conflict with the applicable provisions of the 1940 Act, the latter shall control.

     12. Miscellaneous. The captions in this Contract are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Contract shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Contract shall not be affected thereby. This Contract shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors. Any question of interpretation of any term or provision of this Contract having a counterpart in or otherwise derived from a term or provision of the 1940 Act or the Advisers Act shall be resolved by reference to such term or provision of the 1940 Act or the Advisers Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Securities and Exchange Commission ("SEC") issued pursuant to said Acts. In addition, where the effect of a requirement of the 1940 Act or the Advisers Act reflected in any provision of the Contract is revised by rule, regulation or order of the SEC, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

     IN WITNESS WHEREOF, the parties hereto have caused this Contract to be executed by their officers designated as of the day and year first above written.

A I M ADVISORS, INC.                            [INVESCO INSTITUTIONAL (N.A.), INC.]
Adviser                                         Sub-adviser
By:
-----------------------------------------
                                                By: ----------------------------------------------------
Name:
-----------------------------------------
                                                Name: -------------------------------------------------
Title:
-----------------------------------------       Title:
                                                --------------------------------------------------

                                   EXHIBIT A
                                       TO
            MASTER INTERGROUP SUB-ADVISORY CONTRACT FOR MUTUAL FUNDS

                                      FUND

                                 [To Be Added]

                                                                     APPENDIX VI

                             [NAME OF INVESCO FUND]

                      AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement"), dated as of August 13, 2003, by and between [name of current INVESCO Fund], a Maryland corporation (the "Company"), acting on its own behalf and on behalf of each of its series portfolios, all of which are identified on Schedule A to this Agreement, and [name of new Delaware statutory trust], a Delaware statutory trust (the "Trust"), acting on its own behalf and on behalf of each of its series portfolios, all of which are identified on Schedule A.

                                   BACKGROUND

     The Company is organized as a series management investment company and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company currently publicly offers shares of common stock representing interests in one or more separate series portfolios. Each of these series portfolios is listed on Schedule A and is referred to in this Agreement as a "Current Fund."

     The Board of Directors of the Company has designated one or more classes of common stock that represent interests in each Current Fund. Each of these classes is listed on Schedule B to this Agreement and is referred to in this Agreement as a "Current Fund Class."

     The Company desires to change its form and place of organization by reorganizing as the Trust. In anticipation of such reorganization, the Board of Trustees of the Trust has established a series portfolio corresponding to each of the Current Funds (each a "New Fund"), and has designated one or more classes of shares of beneficial interest in each New Fund corresponding to the Current Fund Classes (each a "New Fund Class"). Schedule A lists the New Funds and Schedule B lists the New Fund Classes.

     Each Current Fund desires to provide for its Reorganization (each, a "Reorganization" and collectively, the "Reorganizations") through the transfer of all of its assets to the corresponding New Fund in exchange for the assumption by such New Fund of the liabilities of the corresponding Current Fund and the issuance by the Trust to such Current Fund of shares of beneficial interest in the New Fund ("New Fund Shares"). New Fund Shares received by a Current Fund will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Current Fund immediately prior to the Reorganization (the "Current Fund Shares"). Each Current Fund will then distribute the New Fund Shares it has received to its shareholders.

     Each Reorganization of each Current Fund is dependent upon the consummation of the Reorganization of all of the other Current Funds, so that the Reorganizations of all of the Current Funds must be consummated if any of them are to be consummated. For convenience, the balance of this Agreement refers only to a single Reorganization, but the terms and conditions hereof shall apply separately to each Reorganization and to the Current Fund and the corresponding New Fund participating therein, as applicable.

     The Reorganization is subject to, and shall be effected in accordance with, the terms of this Agreement. This Agreement is intended to be and is adopted by the Company, on its own behalf and on behalf of the Current Funds, and by the Trust, on its own behalf and on behalf of the New Funds, as a Plan of Reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended.

     NOW THEREFORE, the parties hereto, intending to be legally bound, hereby agree as follows:

1.  DEFINITIONS

Any capitalized terms used herein and not otherwise defined shall have the meanings set forth in the preamble or background to this Agreement. In addition, the following terms shall have the following meanings:

     1.1 "Assets" shall mean all assets including, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on a Current Fund's books, and other property owned by a Current Fund at the Effective Time.

     1.2 "Closing" shall mean the consummation of the transfer of Assets, assumption of Liabilities and issuance of shares described in Sections 2.1 and
2.2 of this Agreement, together with the related acts necessary to consummate the Reorganization, to occur on the date set forth in Section 3.1.

     1.3  "Code" shall mean the Internal Revenue Code of 1986, as amended.

     1.4 "Current Fund" shall mean each of the series portfolios of the Company as shown on Schedule A.

     1.5 "Current Fund Class" shall mean each class of common stock of the Company representing an interest in a Current Fund as shown on Schedule B.

     1.6 "Current Fund Shares" shall mean the shares of a Current Fund outstanding immediately prior to the Reorganization.

     1.7  "Effective Time" shall have the meaning set forth in Section 3.1.

     1.8 "Liabilities" shall mean all liabilities of a Current Fund including, without limitation, all debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not determinable at the Effective Time, and whether or not specifically referred to herein.

     1.9 "New Fund" shall mean each of the series portfolios of the Trust, one of which shall correspond to one of the Current Funds as shown on Schedule A.

     1.10 "New Fund Class" shall mean each class of shares of beneficial interest in a New Fund, one of which shall correspond to one of the Current Fund Classes as shown on Schedule B.

     1.11 "New Fund Shares" shall mean those shares of beneficial interest in a New Fund issued to a Current Fund hereunder.

     1.12 "Registration Statement" shall have the meaning set forth in Section 5.4.

     1.13 "RIC" shall mean a "regulated investment company" (as defined under Subchapter M of the Code).

     1.14  "SEC" shall mean the Securities and Exchange Commission.

     1.15 "Shareholder(s)" shall mean a Current Fund's shareholder(s) of record, determined as of the Effective Time.

     1.16  "Shareholders Meeting" shall have the meaning set forth in Section
5.1.

     1.17  "Transfer Agent" shall have the meaning set forth in Section 2.2.

     1.18  "1940 Act" shall mean the Investment Company Act of 1940, as amended.

2.  PLAN OF REORGANIZATION

     2.1 The Company agrees, on behalf of each Current Fund, to assign, sell, convey, transfer and deliver all of the Assets of each Current Fund to its corresponding New Fund. The Trust, on behalf of each New Fund, agrees in exchange therefor:

          (a) to issue and deliver to the corresponding Current Fund the number of full and fractional (rounded to the third decimal place) New Fund Shares of each New Fund Class designated on Schedule B equal to the number of full and fractional Current Fund Shares of each corresponding Current Fund Class designated on Schedule B; and

          (b) to assume all of the Current Fund's Liabilities.

Such transactions shall take place at the Closing.

     2.2 At the Effective Time (or as soon thereafter as is reasonably practicable), (a) the New Fund Shares issued pursuant to Section 5.2 shall be redeemed by each New Fund for $10.00 and (b) each Current Fund shall distribute the New Fund Shares received by it pursuant to Section 2.1 to the Current Fund's Shareholders in exchange for such Shareholders' Current Fund Shares. Such distribution shall be accomplished through opening accounts, by the transfer agent for the Trust (the "Transfer Agent"), on each New Fund's share transfer books in the Shareholders' names and transferring New Fund Shares to such accounts. Each Shareholder's account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) New Fund Shares of each New Fund Class due that Shareholder. All outstanding Current Fund Shares, including those represented by certificates, shall simultaneously be canceled on each Current Fund's share transfer books. The Trust shall not issue certificates representing the New Fund Shares in connection with the Reorganization. However, certificates representing Current Fund Shares shall represent New Fund Shares after the Reorganization.

     2.3 Following receipt of the required shareholder vote and as soon as reasonably practicable after the Closing, the status of each Current Fund as a designated series of the Company shall be terminated; provided, however, that the termination of each Current Fund as a designated series of the Company shall not be required if the Reorganization shall not have been consummated.

     2.4 Following receipt of the required shareholder vote and as soon as reasonably practicable after distribution of the New Fund Shares pursuant to
Section 2.2, the Company and the Trust shall cause Articles of Transfer to be filed with the State Department of Assessments and Taxation of Maryland and, following the filing of Articles of Transfer, the Company shall file Articles of Dissolution with the State Department of Assessments and Taxation of Maryland to dissolve the Company as a Maryland corporation; provided, however, that the filing of Articles of Transfer and Articles of Dissolution as aforesaid shall not be required if the Reorganization shall not have been consummated.

     2.5 Any transfer taxes payable on issuance of New Fund Shares in a name other than that of the registered holder of the Current Fund Shares exchanged therefor shall be paid by the person to whom such New Fund Shares are to be issued, as a condition of such transfer.

     2.6 Any reporting responsibility of the Company or each Current Fund to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

3.  CLOSING

     3.1 The Closing shall occur at the principal office of the Company on [date], 2003, or on such other date and at such other place upon which the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the Company's and the Trust's close of business on the date of the Closing or at such other time as the parties may agree (the "Effective Time").

     3.2 The Company or its fund accounting agent shall deliver to the Trust at the Closing, a certificate of an authorized officer verifying that the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by the Current Funds to the New

Funds, as reflected on the New Funds' books immediately following the Closing, does or will conform to such information on the Current Funds' books immediately before the Closing. The Company shall cause the custodian for each Current Fund to deliver at the Closing a certificate of an authorized officer of the custodian stating that (a) the Assets held by the custodian will be transferred to each corresponding New Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

     3.3 The Company shall deliver to the Trust at the Closing a list of the names and addresses of each Shareholder of each Current Fund and the number of outstanding Current Fund Shares of the Current Fund Class owned by each Shareholder, all as of the Effective Time, certified by the Company's Secretary or Assistant Secretary. The Trust shall cause the Transfer Agent to deliver at the Closing a certificate as to the opening on each New Fund's share transfer books of accounts in the Shareholders' names. The Trust shall issue and deliver a confirmation to the Company evidencing the New Fund Shares to be credited to each corresponding Current Fund at the Effective Time or provide evidence satisfactory to the Company that such shares have been credited to each Current Fund's account on such books. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as the other party or its counsel may reasonably request.

     3.4 The Company and the Trust shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

4.  REPRESENTATIONS AND WARRANTIES

     4.1 The Company represents and warrants on its own behalf and on behalf of each Current Fund as follows:

          (a) The Company is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland, and its Charter is on file with the Maryland Department of Assessments and Taxation;

          (b) The Company is duly registered as an open-end series management investment company under the 1940 Act, and such registration is in full force and effect;

          (c) Each Current Fund is a duly established and designated series of the Company;

          (d) At the Closing, each Current Fund will have good and marketable title to its Assets and full right, power, and authority to sell, assign, transfer, and deliver its Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, the corresponding New Fund will acquire good and marketable title to the Assets;

          (e) The New Fund Shares are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

          (f) Each Current Fund is a "fund" as defined in Section 851(g)(2) of the Code; each Current Fund qualified for treatment as a RIC for each taxable year since it commenced operations that has ended (or will end) before the Closing and will continue to meet all the requirements for such qualification for its current taxable year (and the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing); each Current Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it; and each Current Fund has made all distributions for each calendar year that has ended (or will end) before the Closing that are necessary to avoid the imposition of federal excise tax or has paid or provided for the payment of any excise tax imposed for any such calendar year;

          (g) During the five-year period ending on the date of the Reorganization, neither Company nor any person related to Company (as defined in Section 1.368-1(e)(3) of the Federal income tax regulations adopted pursuant to the Code without regard to Section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of a Current Fund for consideration other than shares of such Current Fund, except for shares redeemed in the ordinary course of such Current Fund's business as an open-end investment company as required by the 1940 Act, or (ii) made distributions with respect to a Current Fund's shares, except for (a) distributions necessary to satisfy the requirements of Sections 852 and 4982 of the Code for qualification as a regulated investment company and avoidance of excise tax liability and (b) additional distributions, to the extent such additional distributions do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in such Current Fund at the Effective Time. There is no plan or intention of the Shareholders who individually own 5% or more of any Current Fund Shares and, to the best of the Company's knowledge, there is no plan or intention of the remaining Shareholders to redeem or otherwise dispose of any New Fund Shares to be received by them in the Reorganization. The Company does not anticipate dispositions of those shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of redemptions of shares of the Current Fund as a series of an open-end investment company. Consequently, the Company is not aware of any plan that would cause the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization to be one percent (1%) or more of the shares of the Current Fund outstanding as of the Effective Time;

          (h) The Liabilities were incurred by the Current Funds in the ordinary course of their business and are associated with the Assets;

          (i) The Company is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code;

          (j) As of the Effective Time, no Current Fund will have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire Current Fund Shares except for the right of investors to acquire its shares at net asset value in the normal course of its business as a series of an open-end diversified management investment company operating under the 1940 Act;

          (k) At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by the Company's shareholders;

          (l) Throughout the five-year period ending on the date of the Closing, each Current Fund will have conducted its historic business within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code in a substantially unchanged manner;

          (m) The fair market value of the Assets of each Current Fund transferred to the corresponding New Fund will equal or exceed the sum of the Liabilities assumed by the New Fund plus the amount of Liabilities, if any, to which the transferred Assets are subject; and

          (n) The total adjusted basis of the Assets of each Current Fund transferred to the corresponding New Fund will equal or exceed the sum of the Liabilities assumed by the New Fund plus the amount of Liabilities, if any, to which the transferred assets are subject.

     4.2 The Trust represents and warrants on its own behalf and on behalf of each New Fund as follows:

          (a) The Trust is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, and its Certificate of Trust has been duly filed in the office of the Secretary of State of Delaware;

          (b) The Trust is duly registered as an open-end management investment company under the 1940 Act. At the Effective Time, the New Fund Shares to be issued pursuant to Section 2.1 of this Agreement shall be duly registered under the Securities Act of 1933 by a Registration Statement filed with the SEC;

          (c) At the Effective Time, each New Fund will be a duly established and designated series of the Trust;

          (d) No New Fund has commenced operations nor will it commence operations until after the Closing;

          (e) Prior to the Effective Time, there will be no issued and outstanding shares in any New Fund or any other securities issued by the Trust on behalf of any New Fund, except as provided in Section 5.2;

          (f) No consideration other than New Fund Shares (and each New Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

          (g) The New Fund Shares to be issued and delivered to each corresponding Current Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of the New Fund, fully paid and nonassessable;

          (h) Each New Fund will be a "fund" as defined in Section 851(g)(2) of the Code and will meet all the requirements to qualify for treatment as a RIC for its taxable year in which the Reorganization occurs;

          (i) The Trust, on behalf of the New Funds, has no plan or intention to issue additional New Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as an open-end investment company; nor does the Trust, on behalf of the New Funds, have any plan or intention to redeem or otherwise reacquire any New Fund Shares issued pursuant to the Reorganization, other than in the ordinary course of such business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act;

          (j) Each New Fund will actively continue the corresponding Current Fund's business in substantially the same manner that the Current Fund conducted that business immediately before the Reorganization; and no New Fund has any plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of its business or dispositions necessary to maintain its qualification as a RIC, although in the ordinary course of its business the New Fund will continuously review its investment portfolio (as each Current Fund did before the Reorganization) to determine whether to retain or dispose of particular stocks or securities, including those included in the Assets, provided, however that this Section 4.2(j) shall not preclude any of the combinations of funds set forth on Schedule C to this Agreement; and

          (k) There is no plan or intention for any of the New Funds to be dissolved or merged into another corporation or statutory trust or "fund" thereof (within the meaning of Section 851(g)(2) of the Code) following the Reorganization, provided, however that this Section 4.2(k) shall not preclude any of the combinations of Funds set forth on Schedule C.

     4.3 Each of the Company and the Trust, on its own behalf and on behalf of each Current Fund or each New Fund, as appropriate, represents and warrants as follows:

          (a) The fair market value of the New Fund Shares of each New Fund received by each Shareholder will be equal to the fair market value of the Current Fund Shares of the corresponding Current Fund surrendered in exchange therefor;

          (b) Immediately following consummation of the Reorganization, the Shareholders will own all the New Fund Shares of each New Fund and will own such shares solely by reason of their ownership of the Current Fund Shares of the corresponding Current Fund immediately before the Reorganization;

          (c) The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

          (d) There is no intercompany indebtedness between a Current Fund and a New Fund that was issued or acquired, or will be settled, at a discount; and

          (e) Immediately following consummation of the Reorganization, each New Fund will hold the same assets, except for assets distributed to shareholders in the course of its business as a RIC and assets used to pay expenses incurred in connection with the Reorganization, and be subject to the same liabilities that the corresponding Current Fund held or was subject to immediately prior to the Reorganization. Assets used to pay (i) expenses, (ii) all redemptions (other than redemptions at the usual rate and frequency of the Current Fund as a series of an open-end investment company), and (iii) distributions (other than regular, normal distributions), made by a Current Fund after the date of this Agreement will, in the aggregate, constitute less than one percent (1%) of its net assets.

5.  COVENANTS

     5.1 As soon as practicable after the date of this Agreement, the Company shall call a meeting of its shareholders (the "Shareholders Meeting") to consider and act on this Agreement and, in connection therewith, the sale of all of the Company's assets and the dissolution of the Company as a Maryland corporation. The Board of Directors of the Company shall recommend that shareholders approve this Agreement and, in connection therewith, sale of all of the Company's assets and the dissolution of the Company as a Maryland corporation. Approval by shareholders of this Agreement will authorize the Company, and the Company hereby agrees, to vote on the matters referred to in Sections 5.2 and 5.3.

     5.2 Prior to the Closing, the Company shall acquire one New Fund Share in each New Fund Class of each New Fund for the purpose of enabling the Company to elect the Company's directors as the Trust's trustees (to serve without limit in time, except as they may resign or be removed by action of the Trust's trustees or shareholders), to ratify the selection of the Trust's independent accountants, and to vote on the matters referred to in Section 5.3.

     5.3 Immediately prior to the Closing, the Trust (on its own behalf and with respect to each New Fund or each New Fund Class, as appropriate) shall enter into a Master Investment Advisory Agreement, a Master Sub-Advisory Agreement, if applicable, a Master Administrative Services Agreement, Master Distribution Agreements, a Custodian Agreement, and a Transfer Agency and Servicing Agreement; shall adopt plans of distribution pursuant to Rule 12b-l of the 1940 Act, a multiple class plan pursuant to Rule 18f-3 of the 1940 Act; and shall enter into or adopt, as appropriate, such other agreements and plans as are necessary for each New Fund's operation as a series of an open-end investment company. Each such agreement and plan shall have been approved by the Trust's trustees and, to the extent required by law, by such of those trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and by the Company as the sole shareholder of each New Fund.

     5.4 The Company or the Trust, as appropriate, shall file with the SEC one or more post-effective amendments to the Company's Registration Statement on Form N-lA under the Securities Act of 1933, as amended, and the 1940 Act, as amended (the "Registration Statement"), (i) which will contain such amendments to such Registration Statement as are determined by the Company to be necessary and appropriate to effect the Reorganization, (ii) which will register the New Fund Shares to be issued pursuant to Section 2.1 of this Agreement, and (iii) if applicable, under which the Trust will succeed to the Registration Statement, and shall use its best efforts to have such post-effective amendment or amendments to the Registration Statement become effective as of the Closing.

6.  CONDITIONS PRECEDENT

     The obligations of the Company, on its own behalf and on behalf of each Current Fund, and the Trust, on its own behalf and on behalf of each New Fund, will be subject to (a) performance by the other party of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other party contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time, and (c) the further conditions that, at or before the Effective Time:

          6.1 The shareholders of the Company shall have approved this Agreement and the transactions contemplated by this Agreement in accordance with applicable law.

          6.2 All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either the Company or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain such consults, orders, and permits would not involve a risk of a material adverse effect on the assets or properties of either a Current Fund or a New Fund, provided that either the Company or the Trust may for itself waive any of such conditions.

          6.3 Each of the Company and the Trust shall have received an opinion from Ballard Spahr Andrews & Ingersoll, LLP as to the federal income tax consequences mentioned below. In rendering such opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (or in separate letters of representation that the Company and the Trust shall use their best efforts to deliver to such counsel) and the certificates delivered pursuant to Section 3.4. Such opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

             (a) The Reorganization will constitute a reorganization within the meaning of section 368(a) of the Code, and each Current Fund and each New Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

             (b) No gain or loss will be recognized to a Current Fund on the transfer of its Assets to the corresponding New Fund in exchange solely for the New Fund's New Fund Shares and the New Fund's assumption of the Current Fund's Liabilities or on the subsequent distribution of those New Fund Shares to its Shareholders, in constructive exchange for their Current Fund Shares, in liquidation of the Current Fund;

             (c) No gain or loss will be recognized to a New Fund on its receipt of the corresponding Current Fund's Assets in exchange for New Fund Shares and its assumption of the Current Fund's Liabilities;

             (d) Each New Fund's basis for the corresponding Current Fund's Assets will be the same as the basis thereof in the Current Fund's hands immediately before the Reorganization, and the New Fund's holding period for those Assets will include the Current Fund's holding period therefor;

             (e) A Shareholder will recognize no gain or loss on the constructive exchange of Current Fund Shares solely for New Fund Shares pursuant to the Reorganization; and

             (f) A Shareholder's basis for the New Fund Shares of each New Fund to be received in the Reorganization will be the same as the basis for the Current Fund Shares of the corresponding Current Fund to be constructively surrendered in exchange for such New Fund Shares, and a Shareholder's holding period for such New Fund Shares will include its holding period for such Current Fund Shares, provided that such Current Fund Shares are held as capital assets by the Shareholder at the Effective Time.

          6.4 No stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated).

     At any time prior to the Closing, any of the foregoing conditions (except those set forth in Sections 6.1 and 6.3) may be waived by the directors/trustees of either the Company or the Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the Current Fund's Shareholders.

7.  EXPENSES

     Except as otherwise provided in Section 4.3(c), all expenses incurred in connection with the transactions contemplated by this Agreement (regardless of whether they are consummated) will be borne by the parties as they mutually agree.

8.  ENTIRE AGREEMENT

     Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties.

9.  AMENDMENT

     This Agreement may be amended, modified, or supplemented at any time, notwithstanding its approval by the Company's shareholders, in such manner as may be mutually agreed upon in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on the shareholders' interests.

10.  TERMINATION

     This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by the Company's shareholders:

          10.1 By either the Company or the Trust (a) in the event of the other party's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before December 31, 2003; or

          10.2  By the parties' mutual agreement.

     Except as otherwise provided in Section 7, in the event of termination under Sections 10.1(c) or 10.2, there shall be no liability for damages on the part of either the Company or the Trust or any Current Fund or corresponding New Fund, to the other.

11.  MISCELLANEOUS

     11.1 This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

     11.2 Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

     11.3 The execution and delivery of this Agreement have been authorized by the Trust's trustees, and this Agreement has been executed and delivered by a duly authorized officer of the Trust in his or her capacity as an officer of the Trust intending to bind the Trust as provided herein, and no officer, trustee or shareholder of the Trust shall be personally liable for the liabilities or obligations of the Trust incurred hereunder. The liabilities and obligations of the Trust pursuant to this Agreement shall be enforceable against the assets of the New Funds only and not against the assets of the Trust generally.

     IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.

Attest:                                       [NAME OF MARYLAND CORPORATION],
                                              on behalf of each of its series listed in Schedule A

                                              By:
--------------------------------------------  --------------------------------------------------------

                                              Title:
                                              --------------------------------------------------------
Attest:                                       [NAME OF DELAWARE STATUTORY TRUST],
                                              on behalf of each of its series listed in Schedule A

                                              By:
--------------------------------------------  --------------------------------------------------------

                                              Title:
                                              --------------------------------------------------------

                                   SCHEDULE A

SERIES OF                                                      CORRESPONDING SERIES OF
[MARYLAND CORPORATION]                                        [DELAWARE STATUTORY TRUST]
(EACH A "CURRENT FUND")                                          (EACH A "NEW FUND")
-----------------------                                       --------------------------
[To Be Added]...............................................        [To Be Added]

                                   SCHEDULE B

                                                              CORRESPONDING CLASSES OF
CLASSES OF EACH CURRENT FUND                                       EACH NEW FUND
----------------------------                                  ------------------------
[To Be Added]...............................................       [To Be Added]

                                   SCHEDULE C

                        PERMITTED COMBINATIONS OF FUNDS

INVESCO Advantage Fund into AIM Opportunities III Fund

INVESCO Growth Fund into AIM Large Cap Growth Fund

INVESCO Growth & Income Fund into AIM Blue Chip Fund

INVESCO European Fund into AIM European Growth Fund

AIM International Core Equity Fund into INVESCO
  International Blue Chip Value Fund

AIM New Technology Fund into INVESCO Technology Fund

AIM Global Science and Technology Fund into INVESCO
  Technology Fund

INVESCO Telecommunications Fund into INVESCO Technology Fund

AIM Global Financial Services Fund into INVESCO Financial
  Services Fund

AIM Global Energy Fund into INVESCO Energy Fund

AIM Global Utilities Fund into INVESCO Utilities Fund

INVESCO Real Estate Opportunity Fund into AIM Real Estate
  Fund

INVESCO Tax-Free Bond Fund into AIM Municipal Bond Fund

INVESCO High Yield Fund into AIM High Yield Fund

INVESCO Select Income Fund into AIM Income Fund

INVESCO U.S. Government Securities Fund into AIM
  Intermediate Government Fund

INVESCO Cash Reserves Fund into AIM Money Market Fund

INVESCO Tax-Free Money Fund into AIM Tax-Exempt Cash Fund

INVESCO Balanced Fund into INVESCO Total Return Fund

INVESCO Value Equity Fund into AIM Large Cap Basic Value
  Fund

AIM Premier Equity Fund II into AIM Premier Equity Fund

GROUP E-ANT/AGS&T/IT

(AIM LOGO)

                           AIM GLOBAL UTILITIES FUND,
                                 A PORTFOLIO OF
                                AIM FUNDS GROUP
                          11 GREENWAY PLAZA, SUITE 100
                           HOUSTON, TEXAS 77046-1173

                                                                 August 25, 2003

Dear Shareholder:

     As you may be aware, AMVESCAP PLC, the parent company of your Fund's investment advisor, has undertaken an integration initiative for its North American mutual fund operations.

     In the first phase of the integration initiative, A I M Distributors, Inc. became the sole distributor for all AMVESCAP PLC mutual funds in the United States. A I M Distributors, Inc. is now the distributor for all INVESCO Funds and the AIM Funds (including your Fund).

     AMVESCAP PLC also reviewed all AIM Funds and INVESCO Funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Your Fund is one of the funds that AMVESCAP PLC recommended, and your Board of Trustees approved, be consolidated with another fund. The attached proxy statement/prospectus seeks your approval of this consolidation.

     Finally, the independent trustees of your Board believe that your interests would best be served if the AIM Funds and the INVESCO Funds had a unified board of directors/trustees. The attached proxy statement/prospectus seeks your vote in favor of the persons nominated to serve as trustees.

     Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the meeting, you may vote your shares in person. If you expect to attend the meeting in person, or have questions, please notify us by calling (800) 952-3502. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Georgeson Shareholder Communications Inc., reminding you to vote your shares.

                                          Sincerely,

                                          -s- Robert H. Graham

                                          Robert H. Graham
                                          Chairman and President

                           AIM GLOBAL UTILITIES FUND,
                                 A PORTFOLIO OF
                                AIM FUNDS GROUP
                          11 GREENWAY PLAZA, SUITE 100
                           HOUSTON, TEXAS 77046-1173

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON OCTOBER 21, 2003

To the Shareholders of AIM Global Utilities Fund:

     We cordially invite you to attend our Special Meeting of Shareholders to:

          1. Approve an Agreement and Plan of Reorganization (the "Agreement") under which all of the assets of your Fund, an investment portfolio of AIM Funds Group ("Trust"), will be transferred to INVESCO Utilities Fund ("Buying Fund"), an investment portfolio of INVESCO Sector Funds, Inc. ("Buyer"), Buying Fund will assume the liabilities of your Fund and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund and, in connection therewith, the sale of all of your Fund's assets and the termination of your Fund as a designated series of Trust.

          2. Elect 16 trustees to the Board of Trustees of Trust, each of whom will serve until his or her successor is elected and qualified.

          3. Transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.

     We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 on October 21, 2003, at 3:00 p.m., Central Time.

     Shareholders of record as of the close of business on July 25, 2003 are entitled to notice of, and to vote at, the Special Meeting or any adjournment of the Special Meeting.

     WE REQUEST THAT YOU EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF TRUST. YOU MAY ALSO VOTE YOUR SHARES BY TELEPHONE OR THROUGH A WEBSITE ESTABLISHED FOR THAT PURPOSE BY FOLLOWING THE INSTRUCTIONS ON THE ENCLOSED PROXY MATERIALS. YOUR VOTE IS IMPORTANT FOR THE PURPOSE OF ENSURING A QUORUM AT THE SPECIAL MEETING. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY EXECUTING AND SUBMITTING A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE SECRETARY OF TRUST OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

                                          -s- NANCY L. MARTIN

                                          Nancy L. Martin
                                          Secretary

August 25, 2003

          AIM GLOBAL UTILITIES FUND,                      INVESCO UTILITIES FUND,
                A PORTFOLIO OF                                 A PORTFOLIO OF
               AIM FUNDS GROUP                           INVESCO SECTOR FUNDS, INC.
         11 GREENWAY PLAZA, SUITE 100                     4350 SOUTH MONACO STREET
          HOUSTON, TEXAS 77046-1173                        DENVER, COLORADO 80237
                (800) 347-4246                                 (800) 525-8085

                    COMBINED PROXY STATEMENT AND PROSPECTUS
                                AUGUST 25, 2003

     This document is a combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus"). We are sending you this Proxy Statement/Prospectus in connection with the Special Meeting of Shareholders (the "Special Meeting") of AIM Global Utilities Fund (your Fund). The Special Meeting will be held on October 21, 2003. We intend to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about August 25, 2003 to all shareholders entitled to vote.

     At the Special Meeting, we are asking shareholders of your Fund to vote on three Proposals. The first Proposal to be voted on is an Agreement and Plan of Reorganization (the "Agreement") which provides for the combination of your Fund, an investment portfolio of AIM Funds Group ("Trust"), with INVESCO Utilities Fund ("Buying Fund"), an investment portfolio of INVESCO Sector Funds, Inc. ("Buyer") (the "Reorganization") and, in connection therewith, the sale of all of your Fund's assets and the termination of your Fund as a designated series of Trust.

     Under the Agreement, all of the assets of your Fund will be transferred to Buying Fund, Buying Fund will assume the liabilities of your Fund and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, as set forth on Exhibit A.

     The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. The Reorganization has been structured as a tax-free transaction. No sales charges will be imposed in connection with the Reorganization.

     The Board of Trustees of Trust (the "Board") has approved the Agreement and the Reorganization as being in the best interests of your Fund.

     Trust and Buyer are both registered open-end management investment companies that issue their shares in separate series. Your Fund is a series of Trust and Buying Fund is a series of Buyer. A I M Advisors, Inc. ("AIM") serves as the investment advisor to your Fund and INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to Buying Fund. Both AIM and INVESCO are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company.

     The investment objective of Buying Fund is similar to that of your Fund. See "Comparison of Investment Objectives and Principal Strategies."

     This Proxy Statement/Prospectus sets forth the information that you should know before voting on the Agreement and the other Proposal described below. It is both the Proxy Statement of your Fund and the Prospectus of Buying Fund. You should read and retain this Proxy Statement/Prospectus for future reference.

     The Prospectus of your Fund dated May 1, 2003 (the "Selling Fund Prospectus"), as supplemented June 12, 2003, together with the related Statement of Additional Information dated May 1, 2003, as supplemented June 12, 2003, are on file with the Securities and Exchange Commission (the "SEC"). The Selling Fund Prospectus is incorporated by reference into this Proxy Statement/Prospectus. The Prospectus of Buying Fund dated July 31, 2003, as supplemented August 1, 2003 and August 14, 2003

(the "Buying Fund Prospectus"), and the related Statement of Additional Information dated July 31, 2003, as supplemented August 14, 2003, and the Statement of Additional Information relating to the Reorganization, dated August 15, 2003, are on file with the SEC. The Buying Fund Prospectus is incorporated by reference into this Proxy Statement/Prospectus and a copy of the Buying Fund Prospectus is attached as Appendix II to this Proxy Statement/Prospectus. The Statement of Additional Information relating to the Reorganization dated August 15, 2003 also is incorporated by reference into this Proxy Statement/Prospectus. The SEC maintains a website at www.sec.gov that contains the Prospectuses and Statements of Additional Information described above, material incorporated by reference, and other information about Trust and Buyer.

     Copies of the Buying Fund Prospectus, the Selling Fund Prospectus and the related Statements of Additional Information are available without charge by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling (800) 347-4246. Additional information about your Fund and Buying Fund may be obtained on the internet at www.aiminvestments.com.

     The remaining Proposal to be voted on is the election of 16 trustees to the Board of Trustees of Trust. The Board has approved the nomination of the persons set forth in this Proxy Statement/Prospectus for election as trustees of Trust.

     Both Proposals are being submitted to you to implement an integration initiative undertaken by AMVESCAP with respect to its North American mutual fund operations, which includes your Fund.

     Trust has previously sent to shareholders the most recent annual report for your Fund, including financial statements, and the most recent semiannual report succeeding the annual report, if any. If you have not received such report(s) or would like to receive an additional copy, please contact A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or call (800) 347-4246. Such report(s) will be furnished free of charge.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
INTRODUCTION................................................    1
PROPOSAL 1 -- APPROVAL OF THE AGREEMENT TO COMBINE YOUR FUND
  AND BUYING FUND...........................................    2
SUMMARY.....................................................    2
  The Reorganization........................................    2
  Comparison of Investment Objectives and Principal
     Strategies.............................................    3
  Comparison of Principal Service Providers.................    5
  Comparison of Performance.................................    5
  Comparison of Fees and Expenses...........................    5
  Comparison of Multiple Class Structures...................    5
  Comparison of Sales Charges...............................    6
  Comparison of Distribution, Purchase and Redemption
     Procedures and Exchange Rights.........................    6
  The Board's Recommendation on Proposal 1..................    7
RISK FACTORS................................................    8
  Risks Associated with Buying Fund.........................    8
  Comparison of Risks of Buying Fund and Your Fund..........   10
INFORMATION ABOUT BUYING FUND...............................   10
  Description of Buying Fund Shares.........................   10
  Management's Discussion of Fund Performance...............   10
  Financial Highlights......................................   10
  Pending Shareholder Proposals for Buying Fund.............   11
ADDITIONAL INFORMATION ABOUT THE AGREEMENT..................   11
  Terms of the Reorganization...............................   11
  The Reorganization........................................   11
  Board Considerations......................................   11
  Other Terms...............................................   12
  Federal Income Tax Consequences...........................   13
  Accounting Treatment......................................   14
RIGHTS OF SHAREHOLDERS......................................   14
  General...................................................   14
  Liability of Shareholders.................................   14
  Election of Directors/Trustees; Terms.....................   15
  Removal of Directors/Trustees.............................   15
  Meetings of Shareholders..................................   15
  Liability of Directors/Trustees and Officers;
     Indemnification........................................   15
  Dissolution and Termination...............................   16
  Voting Rights of Shareholders.............................   16
  Dissenters' Rights........................................   16
  Amendments to Organization Documents......................   17
CAPITALIZATION..............................................   18
INTERESTS OF CERTAIN PERSONS................................   19
LEGAL MATTERS...............................................   19
ADDITIONAL INFORMATION ABOUT BUYING FUND AND YOUR FUND......   19
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE
  COMMISSION................................................   19

                                                              PAGE
                                                              ----
PROPOSAL 2 -- ELECTION OF TRUSTEES..........................   20
  Background................................................   20
  Structure of the Board of Trustees........................   20
  Nominees for Trustees.....................................   20
  The Board's Recommendation on Proposal 2..................   23
  Committees of the Board...................................   23
  Board and Committee Meeting Attendance....................   25
  Trustee's Compensation....................................   25
  Retirement Plan for Trustees..............................   25
  Deferred Compensation Agreements..........................   25
  Officers of Trust.........................................   26
  Security Ownership of Management..........................   26
  Trustee Ownership of Your Fund's Shares...................   26
INFORMATION ABOUT THE SPECIAL MEETING AND VOTING............   26
  Proxy Statement/Prospectus................................   26
  Time and Place of Special Meeting.........................   26
  Voting in Person..........................................   27
  Voting by Proxy...........................................   27
  Voting by Telephone or the Internet.......................   27
  Quorum Requirement and Adjournment........................   27
  Vote Necessary to Approve Each Proposal...................   28
  Proxy Solicitation........................................   28
  Other Matters.............................................   28
  Shareholder Proposals.....................................   28
  Ownership of Shares.......................................   29
INDEPENDENT PUBLIC ACCOUNTANTS..............................   29
  Fees Paid to the Auditor Related to Trust.................   29
  Fees Paid to the Auditor Not Related to Trust.............   29

EXHIBIT A     --   Classes of Shares of Your Fund and Corresponding Classes of
                   Shares of Buying Fund.......................................  A-1
EXHIBIT B     --   Comparison of Performance of Your Fund and Buying Fund......  B-1
EXHIBIT C     --   Comparison Fee Table and Expense Example....................  C-1
EXHIBIT D     --   Trustee Compensation Table..................................  D-1
EXHIBIT E     --   Officers of Trust...........................................  E-1
EXHIBIT F     --   Security Ownership of Management............................  F-1
EXHIBIT G     --   Trustee Ownership of Fund Shares............................  G-1
EXHIBIT H     --   Shares Outstanding of Each Class of Your Fund on Record
                   Date........................................................  H-1
EXHIBIT I     --   Ownership of Shares of Your Fund............................  I-1
EXHIBIT J     --   Ownership of Shares of Buying Fund..........................  J-1
APPENDIX I    --   Agreement and Plan of Reorganization for Your Fund (to
                   Effect the Reorganization)
APPENDIX II   --   Prospectus of Buying Fund
APPENDIX III  --   Discussion of Performance of Buying Fund

     THE AIM FAMILY OF FUNDS, AIM AND DESIGN, AIM, AIM FUNDS, AIM FUNDS AND DESIGN, AIM INVESTOR, AIM LIFETIME AMERICA, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM

DE FONDOS, LA FAMILIA AIM DE FONDOS AND DESIGN, INVIERTA CON DISCIPLINA AND INVEST WITH DISCIPLINE ARE REGISTERED SERVICE MARKS AND AIM BANK CONNECTION, AIM INTERNET CONNECT, AIM PRIVATE ASSET MANAGEMENT, AIM PRIVATE ASSET MANAGEMENT AND DESIGN, AIM STYLIZED AND/OR DESIGN, AIM ALTERNATIVE ASSETS AND DESIGN, AIM INVESTMENTS, AIM INVESTMENTS AND DESIGN, MYAIM.COM, THE AIM COLLEGE SAVINGS PLAN, AIM SOLO 401(k) AND YOUR GOALS. OUR SOLUTIONS. ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

     INVESCO, THE OPEN CIRCLE DESIGN, INVESCO FUNDS, INVESCO FUNDS GROUP, INVESCO -- YOUR GLOBAL INVESTMENT PARTNER AND YOU SHOULD KNOW WHAT INVESCO KNOWS ARE REGISTERED SERVICE MARKS OF AMVESCAP PLC.

     No dealer, salesperson or any other person has been authorized to give any information or to make any representation other than those contained in this Proxy Statement/Prospectus, and you should not rely on such other information or representations.

                                  INTRODUCTION

     Your Fund is one of 86 portfolios advised by AIM and Buying Fund is one of 46 portfolios advised by INVESCO. Proposals 1 and 2 that you are being asked to vote on relate to or result from an integration initiative announced on March 27, 2003, by AMVESCAP, the parent company of AIM and INVESCO, with respect to its North American mutual fund operations. The primary components of AMVESCAP's integration initiative are:

     - Using a single distributor for all AMVESCAP mutual funds in the United States. To that end, A I M Distributors, Inc., the distributor for the retail mutual funds advised by AIM (the "AIM Funds"), replaced INVESCO Distributors, Inc. as the distributor for the retail mutual funds advised by INVESCO (the "INVESCO Funds") effective July 1, 2003.

     - Integrating back office support and creating a single platform for back office support of AMVESCAP's mutual fund operations in the United States, including such support services as transfer agency and information technology. One result of this integration will be that shares of the AIM Funds and shares of the INVESCO Funds generally will be able to be exchanged for shares of the same or a similar class of each other.

     - Rationalizing and streamlining of the various AIM Funds and INVESCO Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing both the number of AIM Funds and INVESCO Funds will allow AIM and INVESCO to concentrate on managing their core products. The Reorganization is one of a number of fund reorganizations proposed by AMVESCAP as a result of this review process. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale. Proposal 1 relates to this component of AMVESCAP's integration initiative.

     - Rationalizing the contractual arrangements for the provision of investment advisory and administrative services to the AIM Funds and the INVESCO Funds. The objective of this component is to have AIM assume primary responsibility for the investment advisory, administrative, accounting and legal and compliance services for the INVESCO Funds. To implement this component, each INVESCO Fund, including Buying Fund, is seeking shareholder approval to enter into a new investment advisory agreement with AIM. These changes will simplify AMVESCAP's mutual fund operations in the United States in that there will be a uniform arrangement for investment management for both the AIM Funds and the INVESCO Funds.

     - Simplifying the organizational structure of the AIM Funds and the INVESCO Funds so that they are all organized as Delaware statutory trusts, using as few entities as practicable. To implement this component, each AIM Fund and each INVESCO Fund that currently is organized as a Maryland corporation is seeking shareholder approval to redomesticated as new a Delaware statutory trust, which also should provide these Funds with greater flexibility in conducting their business operations. In addition, certain series portfolios of AIM Funds with few portfolios are seeking shareholder approval to be restructured as new series portfolios of existing AIM Funds that are organized as Delaware statutory trusts.

     In considering the integration initiative proposed by AMVESCAP, the directors/trustees of the AIM Funds and the directors of the INVESCO Funds who are not "interested persons" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Funds or their advisors determined that the shareholders of both the AIM Funds and the INVESCO Funds would benefit if one set of directors/ trustees was responsible for overseeing the operation of both the AIM Funds and the INVESCO Funds and the services provided by AIM, INVESCO and their affiliates. Accordingly, these directors/trustees agreed to combine the separate boards and create a unified board of directors/trustees. Proposal 2 relates to the election of trustees of your Fund.

     You are being asked to approve Proposal 2 so that, in the event that Proposal 1 is not approved, your Fund will still be able to take advantage of these other benefits of AMVESCAP's integration initiative. We will be unable to determine whether Proposal 2 should go forward until we have determined whether Proposal 1 has been approved. Therefore, even if you vote in favor of Proposal 1, it is still important that you vote on Proposal 2. For information about the Special Meeting and voting on Proposals 1 and 2, see "Information About the Special Meeting and Voting." For a description of the vote necessary to approve each of Proposals 1 and 2, see "Information About the Special Meeting and Voting -- Vote Necessary to Approve Each Proposal."

                                 PROPOSAL 1 --
                           APPROVAL OF THE AGREEMENT
                      TO COMBINE YOUR FUND AND BUYING FUND

                                    SUMMARY

     The Board, including the independent trustees, has determined that the Reorganization is in the best interests of your Fund and that the interests of the shareholders of your Fund will not be diluted as a result of the Reorganization. The Board believes that a larger combined fund should be more viable and have greater market presence and should have greater investment leverage in that portfolio managers should have broader investment opportunities and lower trading costs. The Board also believes that a larger combined fund also should result in greater operating efficiencies by providing economies of scale to the combined fund in that certain fixed costs, such as legal, accounting, shareholder services and director/trustee expenses, will be spread over the greater assets of the combined fund. For additional information concerning the factors the Board considered in approving the Agreement, see "Additional Information About the Agreement -- Board Considerations."

     The following summary discusses some of the key features of the Reorganization and highlights certain differences between your Fund and Buying Fund. This summary is not complete and does not contain all of the information that you should consider before voting on whether to approve the Agreement. For more complete information, please read this entire Proxy Statement/Prospectus.

THE REORGANIZATION

     The Reorganization will result in the combination of your Fund with Buying Fund. Your Fund is a series of Trust, a Delaware statutory trust. Buying Fund is a series of Buyer, a Maryland corporation. The Board of Directors of Buyer is soliciting the proxies of the shareholders of Buyer's series portfolios to vote on an agreement and plan of reorganization to redomesticate Buyer as a Delaware statutory trust in order to provide Buyer with greater flexibility in conducting its business operations. If approved by Buyer's shareholders, the consummation of the redomestication of Buyer as a Delaware statutory trust will occur prior to the consummation of the Reorganization.

     If shareholders of your Fund approve the Agreement and other closing conditions are satisfied, all of the assets of your Fund will be transferred to Buying Fund and Buying Fund will assume the liabilities of your Fund, and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, as set forth on Exhibit A. For a description of certain of the closing conditions that must be satisfied, see "Additional Information About the Agreement -- Other Terms."

     The shares of Buying Fund issued in the Reorganization will have an aggregate net asset value equal to the net value of the assets of your Fund transferred to Buying Fund. The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. A copy of the Agreement is attached as Appendix I to this Proxy Statement/Prospectus. See "Additional Information About the Agreement."

     Trust and Buyer will receive an opinion of Kirkpatrick & Lockhart LLP to the effect that the Reorganization will constitute a tax-free reorganization for Federal income tax purposes. Thus, shareholders will not have to pay additional Federal income tax as a result of the Reorganization except to the extent your Fund disposes of securities at a net gain in anticipation of the Reorganization, which gain would be included in a taxable distribution. See "Additional Information About the Agreement -- Federal Income Tax Consequences."

     No sales charges will be imposed in connection with the Reorganization.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

     Your Fund and Buying Fund pursue similar investment objectives and invest in similar types of securities. As a result, the Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective of Buying Fund.

     The investment objective or goal of Buying Fund is classified as fundamental, which means that the Board of Directors of Buyer cannot change it without shareholder approval. The investment objective of your Fund is not classified as fundamental, which means that the Board can change it without shareholder approval.

     A description of the fundamental and non-fundamental restrictions and policies applicable to your Fund and Buying Fund can be found in each Fund's Statement of Additional Information. While your Fund and Buying Fund have slightly different approaches to disclosing and characterizing these restrictions and policies, in substance your Fund and Buying Fund operate under the same general restrictions and are subject to the same general policies, although your Fund is a non-diversified fund and Buying Fund is a diversified fund.

     As a non-diversified fund, your Fund may, with respect to 50% of its assets, invest more than 5% of its assets in the securities of any one issuer. In contrast, Buying Fund may not, with respect to 75% of its total assets, purchase the securities of any one issuer if, as a result, (i) more than 5% of Buying Fund's total assets would be invested in the securities of that issuer, or (ii) Buying Fund would hold more than 10% of the outstanding voting securities of that issuer. The foregoing percentage limitation applicable to Buying Fund does not extend to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies.

     The chart below provides a summary for comparison purposes of the investment objectives and principal investment strategies of your Fund and Buying Fund. You can find more detailed information about the investment objectives, strategies and other investment policies of your Fund and Buying Fund in the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

          AIM GLOBAL UTILITIES FUND                        INVESCO UTILITIES FUND
                 (YOUR FUND)                                    (BUYING FUND)
          -------------------------                        ----------------------
                                    INVESTMENT OBJECTIVE

- high total return                             - capital growth and income

                                    INVESTMENT STRATEGIES

- invests at least 80% of its assets in         - invests at least 80% of its net assets in
  securities of domestic and foreign public       the equity securities and equity-related
  utility companies                               instruments of companies engaged in the
- invests primarily in marketable equity          utilities-related industries
  securities, including convertible             - considers a company to be in the utilities
  securities and debt securities, but its         sector if it meets at least one of the
  investments may include synthetic               following tests:
  instruments such as warrants, futures,          -- at least 50% of its gross income or its
  options, exchange-traded funds and American         net sales must come from activities in
  Depositary Receipts                                 the sector;
                                                  -- at least 50% of its assets must be
                                                      devoted to producing revenues from the
                                                      sector; or
                                                  -- based on other available information, it
                                                      is determined that its primary business
                                                      is within the sector

          AIM GLOBAL UTILITIES FUND                        INVESCO UTILITIES FUND
                 (YOUR FUND)                                    (BUYING FUND)
          -------------------------                        ----------------------
                                                - utilities-related sector companies
                                                  includes, but are not limited to, companies
                                                  that produce, generate, transmit, or
                                                  distribute natural gas or electricity, as
                                                  well as companies that provide
                                                  telecommunications services, including
                                                  local, long distance and wireless
- may invest in non-utility securities, but     - INVESCO seeks to keep the portfolio divided
  generally will invest in securities of          among the electric utilities, natural gas,
  companies that derive revenues from             and telecommunications industries;
  utility-related activities such as              weightings within the various industry
  providing services, equipment or fuel           segments are continually monitored, and
  sources to utilities                            INVESCO adjusts the portfolio weightings
- such companies may include those that           depending on the prevailing economic
  provide maintenance service to electric,        conditions.
  telephone or natural gas utilities;
  companies that provide energy sources such
  as coal or uranium; fuel services and
  equipment companies; companies that provide
  pollution control for water utilities; and
  companies that build pipelines or turbines
  which help produce electricity
- may invest up to 80% of its total assets in   - may invest up to 25% of its assets in
  foreign securities, including up to 20% of      securities of non-U.S. issuers (securities
  its assets in securities of issuers located     of Canadian issuers and American Depositary
  in developing countries                         Receipts are not subject to this 25%
                                                  limitation)
- invests in the securities of companies        - no corresponding strategy
  located in at least four different
  countries, including the U.S., and may
  invest a significant amount of its assets
  in the securities of U.S. issuers
- may invest up to 25% of its total assets in   - may purchase convertible securities
  convertible securities                          including convertible debt obligations and
                                                  convertible preferred stock, although not a
                                                  principal investment strategy
- may invest up to 25% of its total assets in   - may invest in debt securities, although not
  non-convertible bonds                           a principal investment strategy
- may invest up to 10% of its total assets in   - may invest in junk bonds which INVESCO
  lower-quality debt securities (i.e. junk        believes are not highly speculative and
  bonds)                                          which are rated at least CCC by S&P or Caa
                                                  by Moody's, although not a principal
                                                  investment strategy
- non-diversified                               - diversified
- focuses on securities that have favorable     - uses a research-orientated bottom-up
  prospects for high total return                 investment approach, focusing on company
                                                  fundamentals and growth prospects when
                                                  selecting securities, and generally
                                                  emphasizes companies that INVESCO believes
                                                  are strongly managed and will generate
                                                  above-average long-term capital
                                                  appreciation
                                                - invests primarily in equity securities that
                                                  INVESCO believes will rise in price faster
                                                  than other securities, as well as in
                                                  options and other investments whose values
                                                  are based upon the values of equity
                                                  securities

COMPARISON OF PRINCIPAL SERVICE PROVIDERS

     The following is a list of the current principal service providers for your Fund and Buying Fund.

                                                          SERVICE PROVIDERS
                                  -----------------------------------------------------------------
                                     AIM GLOBAL UTILITIES FUND          INVESCO UTILITIES FUND
SERVICE                                     (YOUR FUND)                      (BUYING FUND)
-------                           -------------------------------   -------------------------------
Investment Advisor.............   A I M Advisors, Inc.              INVESCO Funds Group, Inc.*
                                  11 Greenway Plaza, Suite 100      4350 South Monaco Street
                                  Houston, Texas 77046-1173         Denver, Colorado 80237
Distributor....................   A I M Distributors, Inc.          A I M Distributors, Inc.**
                                  11 Greenway Plaza, Suite 100      11 Greenway Plaza, Suite 100
                                  Houston, Texas 77046-1173         Houston, Texas 77046-1173
Administrator..................   A I M Advisors, Inc.              INVESCO Funds Group, Inc.***
                                  11 Greenway Plaza, Suite 100      4350 South Monaco Street
                                  Houston, Texas 77046-1173         Denver, Colorado 80237
Custodian......................   State Street Bank and Trust       State Street Bank and Trust
                                  Company                           Company
Transfer Agent and Dividend
  Disbursing Agent.............   A I M Fund Services, Inc.         INVESCO Funds Group, Inc.****
Independent Auditors...........   PricewaterhouseCoopers LLP        PricewaterhouseCoopers LLP

---------------

   * If the shareholders of Buying Fund approve a new investment advisory agreement with AIM, AIM will replace INVESCO as investment advisor for your Fund effective November 5, 2003.

  ** A I M Distributors, Inc. replaced INVESCO Distributors, Inc. as distributor of Buying Fund effective July 1, 2003.

 *** If the shareholders of Buying Fund approve a new investment advisory agreement with AIM, AIM will replace INVESCO as administrator for Buying Fund effective November 5, 2003.

**** A I M Fund Services, Inc. will replace INVESCO as transfer agent and dividend disbursing agent for Buying Fund on or about October 1, 2003.

COMPARISON OF PERFORMANCE

     A bar chart showing the annual total returns for calendar years ended December 31 for Class A shares of your Fund and Investor Class shares of Buying Fund can be found at Exhibit B. Also included as part of Exhibit B is a table showing the average annual total returns for the periods indicated for your Fund and Buying Fund, including sales charges. For more information regarding the total return of your Fund, see the "Financial Highlights" section of the Selling Fund Prospectus, which has been made a part of this Proxy Statement/Prospectus by reference. For more information regarding the total return of Buying Fund, see "Information About Buying Fund -- Financial Highlights." Past performance cannot guarantee comparable future results.

COMPARISON OF FEES AND EXPENSES

     A comparison of shareholder fees and annual operating expenses of each class of shares of your Fund, as of March 31, 2003, and Buying Fund, as of March 31, 2003, expressed as a percentage of net assets ("Expense Ratio"), can be found at Exhibit C. Pro forma estimated Expense Ratios for each class of shares of Buying Fund after giving effect to the Reorganization are also provided as of March 31, 2003 as part of Exhibit C.

COMPARISON OF MULTIPLE CLASS STRUCTURES

     A comparison of the share classes of your Fund that are available to investors and the corresponding share classes of Buying Fund that shareholders of your Fund will receive in the Reorganization can be found as Exhibit A. In addition to the share classes of Buying Fund listed on Exhibit A, Investor Class shares of Buying Fund are available to investors. This class is not involved in the Reorganization. For information regarding the features of the various share classes of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

COMPARISON OF SALES CHARGES

     No initial sales charges are applicable to shares of Buying Fund received by holders of your Fund's shares in connection with the Reorganization. No redemption of your Fund's shares that could cause the imposition of a contingent deferred sales charge ("CDSC") will result in connection with the Reorganization. The holding period for purposes of determining whether to charge a CDSC upon redemptions of shares of Buying Fund received by holders of your Fund's shares in connection with the Reorganization will begin at the time your Fund's shares were originally purchased.

     The chart below provides a summary for comparison purposes of the initial sales charges and CDSCs applicable to each class of shares of your Fund and Buying Fund. The fee tables at Exhibit C include comparative information about maximum initial sales charges on purchases of Class A shares of your Fund and Buying Fund and the maximum CDSC on redemptions of certain classes of shares of your Fund and Buying Fund. For more detailed information on initial sales charges, including volume purchase breakpoints and waivers, and reductions of CDSCs over time, see the Selling Fund Prospectus and the Buying Fund Prospectus.

           CLASS A                         CLASS B                         CLASS C
           -------                         -------                         -------
- subject to an initial sales   - not subject to an initial     - not subject to an initial
  charge*                         sales charge                    sales charge
- may be subject to a CDSC on   - subject to a CDSC on certain  - subject to a CDSC on certain
  redemptions made within 18      redemptions made within 6       redemptions made within 12
  months from the date of         years from the date of          months from the date of
  certain large purchases**       purchase                        purchase***

        INVESTOR CLASS
      (BUYING FUND ONLY)
      ------------------
- not subject to an initial
  sales charge
- not subject to a CDSC

---------------

  * Both your Fund and Buying Fund waive initial sales charges on Class A shares for certain categories of investors, including certain of their affiliated entities and certain of their employees, officers and directors/trustees and those of their investment advisor.

 ** For qualified plans investing in Class A shares of Buying Fund, this period is 12 months rather than 18 months.

*** Prior to August 18, 2003, Class C shares of Buying Fund are subject to a
    CDSC on certain redemptions made within 13 months from the date of purchase. This 13 month period changes to 12 months effective August 18, 2003.

     The CDSC on redemptions of shares of your Fund is computed based on the lower of their original purchase price or current market value. Prior to August 18, 2003, the CDSC on redemptions of shares of Buying Fund is computed based on their original purchase price. This method of computation changes to conform to your Fund's method of computation effective August 18, 2003.

COMPARISON OF DISTRIBUTION, PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE
RIGHTS

     Shares of your Fund and Buying Fund are distributed by A I M Distributors, Inc. ("AIM Distributors"), a registered broker-dealer and wholly owned subsidiary of AIM. AIM Distributors replaced INVESCO Distributors, Inc. as distributor of Buying Fund effective July 1, 2003.

     Both your Fund and Buying Fund have adopted a distribution plan that allows the payment of distribution and service fees for the sale and distribution of the shares of each of their respective classes. Both your Fund and Buying Fund have engaged AIM Distributors to provide such services either directly or through third parties. The fee tables at Exhibit C include comparative information about the distribution and service fees payable by each class of shares of your Fund and Buying Fund. Overall, each class of shares of Buying Fund has the same or lower aggregate distribution and service fees as the corresponding class of shares of your Fund.

     Although there are differences in the purchase, redemption and exchange procedures of your Fund and Buying Fund as of the date of this Proxy Statement/Prospectus, it is currently anticipated that the purchase, redemption and exchange procedures of your Fund and/or Buying Fund will be changed so that they are substantially the same prior to the consummation of the Reorganization. For information regarding the current purchase, redemption and exchange procedures of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

     As of the date of this Proxy Statement/Prospectus, shares of your Fund generally may be exchanged for shares of the same or a similar class of funds within The AIM Family of Funds(R) and shares of Buying Fund generally may be exchanged for shares of the same or a similar class of funds within the INVESCO Family of Funds. It is currently anticipated that, prior to the consummation of the Reorganization, shares of The AIM Family of Funds(R) and shares of the INVESCO Family of Funds generally will be able to be exchanged for shares of the same or a similar class of each other. If this exchangeability feature is not offered to shareholders prior to the consummation of the Reorganization, the consummation of the Reorganization will be delayed until such time as it is offered. See "Additional Information About the Agreement -- The Reorganization." For more detailed information regarding the current exchange rights of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

THE BOARD'S RECOMMENDATION ON PROPOSAL 1

     Your Board, including the independent trustees, unanimously recommends that you vote "FOR" this Proposal.

                                  RISK FACTORS

RISKS ASSOCIATED WITH BUYING FUND

     The following is a discussion of the principal risks associated with Buying Fund.

     Buying Fund is generally subject to risks that affect the utilities sector. Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of Buying Fund's holdings. The recent trend towards deregulation in the utilities industries presents special risks. Some companies may be faced with increased competition and may become less profitable. Buying Fund is also subject to the following specific risks:

INVESTMENT STYLE RISK

     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

SECTOR RISK

     Buying Fund is concentrated in a comparatively narrow segment of the economy. This means Buying Fund's investment concentration in the utilities sector is higher than most mutual funds and the broad securities market. Consequently, Buying Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in Buying Fund tend to go up and down more rapidly.

MARKET RISK

     Equity stock prices vary and may fall, thus reducing the value of Buying Fund's investment. Certain stocks selected for Buying Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies have more volatility than those of mid-size or large companies.

FOREIGN SECURITIES RISKS

     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. Buying Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation. Foreign securities risks also includes the following:

     Currency Risk. A change in the exchange rate between U.S. Dollars and a foreign currency may reduce the value of Buying Fund's investment in a security valued in the foreign currency, or based on that currency value.

     Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

     Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     Diplomatic Risk. A change in the diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LIQUIDITY RISK

     Buying Fund's portfolio is liquid if Buying Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, as described below.

     Options and futures are common types of derivatives that Buying Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. The use of options and futures may increase the performance of Buying Fund, but also may increase market risk. Other types of derivatives include swaps, caps, floors, and collars.

COUNTERPARTY RISK

     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with Buying Fund.

LACK OF TIMELY INFORMATION RISK

     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK

     Buying Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect Buying Fund's performance because it results in higher brokerage commissions and may result in taxable gain distributions to Buying Fund's shareholders.

GENERAL RISKS

     Not Insured. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

     No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.

     Possible Loss of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and Buying Fund will not reimburse you for any of these losses.

     Volatility. The price of your mutual fund shares will increase or decrease with changes in the value of Buying Fund's underlying investments and changes in the equity markets as a whole.

     Not a Complete Investment Plan. An investment in any mutual fund does not constitute a complete investment plan. Buying Fund is designed to be only a part of your personal investment plan.

COMPARISON OF RISKS OF BUYING FUND AND YOUR FUND

     The risks associated with an investment in your Fund are similar to those described above for Buying Fund because of the similarities in their investment objectives and strategies. Set forth below is a discussion of certain risks that differ between Buying Fund and your Fund. You can find more detailed descriptions of specific risks associated with your Fund in the Selling Fund Prospectus.

     Your Fund is a non-diversified fund and Buying Fund is a diversified fund. This means that your Fund may invest in fewer issuers than Buying Fund. As a result, your Fund's performance is affected to a greater extent by the performance of any individual security it holds than is the performance of Buying Fund. Further, your Fund may be subject to greater investment and credit risk than the more broadly invested Buying Fund. However, since Buying Fund seeks to keep its portfolio divided among three industries, Buying Fund may be subject to greater industry sector risk than your Fund.

     Your Fund has a greater ability to invest in foreign securities compared to Buying Fund, which can only invest up to 25% of its total assets in foreign securities. Because your Fund has no such restrictions, it may be subject to greater foreign securities exposure than Buying Fund.

     Your Fund may invest up to 25% of its total assets in debt securities, including up to 10% of its total assets in lower quality debt-securities such as junk bonds, which are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. Buying Fund may invest in debt securities including junk bonds, but it is not a principal investment strategy of Buying Fund. As a result, your Fund's potentially greater exposure to junk bonds may give it greater exposure to credit risks.

     Your Fund may participate in the initial public offering (IPO) market in some market cycles. Because of your Fund's small asset base, any investment it may make in IPOs may significantly affect the fund's total return. As your Fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on your Fund's total return.

                         INFORMATION ABOUT BUYING FUND

DESCRIPTION OF BUYING FUND SHARES

     Shares of Buying Fund are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of Buyer in certain circumstances. Each share of Buying Fund represents an equal proportionate interest in Buying Fund with each other share and is entitled to such dividends and distributions out of the income belonging to Buying Fund as are declared by the Board of Directors of Buying Fund. Each share of Buying Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of Buying Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. When issued, shares of Buying Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     A discussion of the performance of Buying Fund taken from its annual report to shareholders for the fiscal year ended March 31, 2003 is set forth in Appendix III to this Proxy Statement/Prospectus.

FINANCIAL HIGHLIGHTS

     For more information about Buying Fund's financial performance, see the "Financial Highlights" section of the Buying Fund Prospectus, which is attached to this Proxy Statement/Prospectus as Appendix II.

PENDING SHAREHOLDER PROPOSALS FOR BUYING FUND

     As previously discussed, the Board of Directors of Buyer is soliciting the shareholders of Buying Fund to vote on a new investment advisory agreement between AIM and Buying Fund, a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc., an affiliate of INVESCO, for Buying Fund, and an agreement and plan of reorganization to redomesticate Buyer as a Delaware statutory trust.

                   ADDITIONAL INFORMATION ABOUT THE AGREEMENT

TERMS OF THE REORGANIZATION

     The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Appendix I to this Proxy Statement/Prospectus.

THE REORGANIZATION

     Consummation of the Reorganization (the "Closing") is expected to occur on October 27, 2003, at 8:00 a.m., Eastern Time (the "Effective Time") on the basis of values calculated as of the close of regular trading on the New York Stock Exchange on October 24, 2003 (the "Valuation Date"). At the Effective Time, all of the assets of your Fund will be delivered to Buyer's custodian for the account of Buying Fund in exchange for the assumption by Buying Fund of the liabilities of your Fund and delivery by Buyer directly to the holders of record as of the Effective Time of the issued and outstanding shares of each class of your Fund of a number of shares of each corresponding class of Buying Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of your Fund so transferred, assigned and delivered, all determined and adjusted as provided in the Agreement. Upon delivery of such assets, Buying Fund will receive good and marketable title to such assets free and clear of all liens.

     In order to ensure continued qualification of your Fund for treatment as a "regulated investment company" for tax purposes and to eliminate any tax liability of your Fund arising by reason of undistributed investment company taxable income or net capital gain, Trust will declare on or prior to the Valuation Date to the shareholders of your Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing
(a) all of your Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended December 31, 2002 and for the short taxable year beginning on January 1, 2003 and ending on the Closing and (b) all of your Fund's net capital gain recognized in its taxable year ended December 31, 2002 and in such short taxable year (after reduction for any capital loss carryover).

     Buying Fund will proceed with the Reorganization if the shareholders of your Fund approve the Agreement.

     It is anticipated that, prior to the Closing, shares of The AIM Family of Funds(R) and shares of the INVESCO Family of Funds generally will be able to be exchanged for shares of the same or a similar class of each other. If this exchangeability feature is not offered to shareholders prior to the Closing, the Closing will be postponed until a mutually acceptable date not later than December 31, 2003 (the "Termination Date").

BOARD CONSIDERATIONS

     AMVESCAP initially proposed that the Board consider the Reorganization at an in-person meeting of the Board held on May 13-14, 2003, at which preliminary discussions of the Reorganization took place. The Board determined that the Reorganization is in the best interests of your Fund and will not dilute the interests of your Fund's shareholders, and approved the Agreement and the Reorganization, at an in-person meeting of the Board held on June 10-11, 2003.

     Over the course of the two Board meetings, the Board received from AIM and INVESCO written materials that contained information concerning your Fund and Buying Fund, including comparative total return and fee and expense information, a comparison of investment objectives and strategies of your Fund and Buying Fund and pro forma expense ratios for Buying Fund. AIM and INVESCO also provided the Board with written materials concerning the structure of the proposed Reorganization and the Federal tax consequences of the Reorganization.

     In evaluating the Reorganization, the Board considered a number of factors, including:

     - The investment objective and principal investment strategies of your Fund and Buying Fund.

     - The comparative expenses of your Fund and Buying Fund and the pro forma expenses of Buying Fund after giving effect to the Reorganization.

     - The comparative performance of your Fund and Buying Fund.

     - The comparative sizes of your Fund and Buying Fund.

     - The consequences of the Reorganization for Federal income tax purposes, including the treatment of capital loss carryforwards, if any, available to offset future capital gains of both your Fund and Buying Fund.

     - Any fees and expenses that will be borne directly or indirectly by your Fund or Buying Fund in connection with the Reorganization.

     The Board noted that your Fund and AMVESCAP, on behalf of AIM, will each bear one half of the costs and expenses incurred in connection with the Reorganization.

     The Board also noted that no sales charges or other charges would be imposed on any of the shares of Buying Fund issued to the shareholders of your Fund in connection with the Reorganization.

     Based on the foregoing and the information presented at the two Board meetings discussed above, the Board determined that the Reorganization is in the best interests of your Fund and will not dilute the interests of your Fund's shareholders. Therefore, the Board recommends the approval of the Agreement by the shareholders of your Fund at the Special Meeting.

     AMVESCAP initially proposed that the Board of Directors of Buyer consider the Reorganization at a telephone meeting of the Board of Directors held on May 5, 2003. Preliminary discussions of the Reorganization took place at the May 5, 2003 telephone meeting and at an in-person meeting of the Board of Directors held on May 13-15, 2003. The Board of Directors of Buyer determined that the Reorganization is in the best interests of Buying Fund and will not dilute the interests of Buying Fund shareholders, and approved the Agreement and the Reorganization, at an in-person meeting of the Board of Directors held on June 9, 2003.

OTHER TERMS

     If any amendment is made to the Agreement which would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval. However, the Agreement may be amended without shareholder approval by mutual agreement of the parties.

     Trust and Buyer have made representations and warranties in the Agreement that are customary in matters such as the Reorganization. The obligations of Trust and Buyer pursuant to the Agreement are subject to various conditions, including the following mutual conditions:

     - the assets of your Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by your Fund immediately prior to the Reorganization;

     - Buyer's Registration Statement on Form N-14 under the Securities Act of 1933 (the "1933 Act") shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

     - the shareholders of your Fund shall have approved the Agreement; and

     - Trust and Buyer shall have received an opinion from Kirkpatrick & Lockhart LLP that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for Federal income tax purposes for your Fund, Buying Fund or their shareholders.

     The Board of Trustees of Trust and the Board of Directors of Buyer may waive without shareholder approval any default by Trust or Buyer or any failure by Trust or Buyer to satisfy any of the above conditions as long as such a waiver is mutual and will not have a material adverse effect on the benefits intended under the Agreement for the shareholders of your Fund. The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties, or by either party if the shareholders of your Fund do not approve the Agreement or if the Closing does not occur on or before the Termination Date.

FEDERAL INCOME TAX CONSEQUENCES

     The following is a general summary of the material Federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing U.S. Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service ("IRS") and published judicial decisions, all of which are subject to change. The principal Federal income tax consequences that are expected to result from the Reorganization, under currently applicable law, are as follows:

     - the Reorganization will qualify as a "reorganization" within the meaning of Section 368(a) of the Code;

     - no gain or loss will be recognized by your Fund upon the transfer of its assets to Buying Fund solely in exchange for shares of Buying Fund and Buying Fund's assumption of the liabilities of your Fund or on the distribution of those shares to your Fund's shareholders; notwithstanding the foregoing, no conclusion is expressed as to the effect of the Reorganization on your Fund or any shareholder of your Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for Federal income tax purposes at the end of a taxable year (or on the termination or transfer of a taxpayer's rights (or obligations) with respect to such asset) under a mark-to-market system of accounting;

     - no gain or loss will be recognized by Buying Fund on its receipt of assets of your Fund in exchange for shares of Buying Fund issued directly to your Fund's shareholders;

     - no gain or loss will be recognized by any shareholder of your Fund upon the exchange of shares of your Fund for shares of Buying Fund;

     - the tax basis of the shares of Buying Fund to be received by a shareholder of your Fund will be the same as the shareholder's tax basis of the shares of your Fund surrendered in exchange therefor;

     - the holding period of the shares of Buying Fund to be received by a shareholder of your Fund will include the period for which such shareholder held the shares of your Fund exchanged therefor, provided that such shares of your Fund are capital assets in the hands of such shareholder as of the Closing; and

     - the tax year of your Fund will end on the date of the Closing, and Buying Fund will thereafter succeed to and take into account any capital loss carryover and certain other tax attributes of your Fund, subject to all relevant conditions and limitations on the use of such tax benefits.

     Neither Trust nor Buyer has requested or will request an advance ruling from the IRS as to the Federal tax consequences of the Reorganization. As a condition to Closing, Kirkpatrick & Lockhart LLP will render a favorable opinion to Trust and Buyer as to the foregoing Federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of Trust and Buyer upon which Kirkpatrick & Lockhart LLP will rely in rendering its opinion. The conclusions reached in that opinion could be jeopardized if the representations of Trust or Buyer are incorrect in any material respect.

     THE FOREGOING DESCRIPTION OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION IS MADE WITHOUT REGARD TO THE PARTICULAR FACTS AND CIRCUMSTANCES OF ANY SHAREHOLDER OF YOUR FUND. YOUR FUND'S SHAREHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE SPECIFIC CONSEQUENCES TO THEM OF THE REORGANIZATION, INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS.

ACCOUNTING TREATMENT

     The Reorganization will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to Buying Fund of the assets of your Fund will be the same as the book cost basis of such assets to your Fund.

                             RIGHTS OF SHAREHOLDERS

GENERAL

     Buyer is a Maryland corporation. Trust is a Delaware statutory trust. There is much that is similar between Maryland corporations and Delaware statutory trusts. For example, the responsibilities, powers and fiduciary duties of the directors of Buyer are substantially similar to those of the trustees of Trust.

     There are, however, certain differences between the two forms of organization. The operations of Buyer, as a Maryland corporation, are governed by its Articles of Incorporation, and any restatements, amendments and supplements thereto (the "Articles of Incorporation"), and applicable Maryland law. The operations of Trust, as a Delaware statutory trust, are governed by its Amended and Restated Agreement and Declaration of Trust, as amended (the "Declaration of Trust"), and applicable Delaware law.

     As discussed above under "Summary -- The Reorganization," if approved by Buyer's shareholders, Buyer will be redomesticated as a Delaware statutory trust prior to the consummation of the Reorganization. If such redomestication occurs, the discussion below of the rights of shareholders of a Maryland corporation will be inapplicable to Buyer.

LIABILITY OF SHAREHOLDERS

     Shareholders of a Maryland corporation generally do not have personal liability for the corporation's obligations, except that a shareholder may be liable to the extent that he or she receives any distribution which exceeds the amount which he or she could properly receive under Maryland law or where such liability is necessary to prevent fraud.

     The Delaware Statutory Trust Act provides that shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is, however, a remote possibility that, under certain circumstances, shareholders of a Delaware statutory trust might be held personally liable for the trust's obligations to the extent the courts of another state that does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Declaration of Trust provides that shareholders of the Trust shall not be subject to any personal liability for acts or obligations of the Trust and that every written agreement, obligation or other undertaking made or issued by the Trust shall contain a provision to the effect that shareholders are not personally liable thereunder. In addition, the Declaration of Trust provides for indemnification out of the Trust's property for any shareholder held personally liable solely by reason of his or her being or having been a shareholder. Therefore, the risk of any shareholder incurring financial loss beyond his or her investment due to shareholder liability is limited to circumstances in which the Trust itself is unable to meet its obligations and the express disclaimer of shareholder liabilities is determined not to be effective. Given the nature of the assets and operations of the Trust, the possibility of the Trust being unable to meet its obligations is considered remote, and even if a claim were brought against the Trust and a court determined that shareholders were personally liable, it would likely not impose a material obligation on a shareholder.

ELECTION OF DIRECTORS/TRUSTEES; TERMS

     The shareholders of Buyer have elected a majority of the directors of Buyer. Each director serves until a successor is elected, subject to his or her earlier death, resignation or removal in the manner provided by law (see below). In the case of a vacancy on the Board of Directors (other than a vacancy created by removal by the shareholders), a majority of the directors may appoint a successor to fill such vacancy. The right of the Board of Directors to appoint directors to fill vacancies without shareholder approval is subject to the provisions of the 1940 Act.

     The shareholders of Trust have elected a majority of the trustees of Trust. Such trustees serve for the life of Trust, subject to their earlier death, incapacitation, resignation, retirement or removal (see below). In the case of any vacancy on the Board of Trustees, a majority of the trustees may appoint a successor to fill such vacancy. The right of the Board of Trustees to appoint trustees to fill vacancies without shareholder approval is subject to the provisions of the 1940 Act.

REMOVAL OF DIRECTORS/TRUSTEES

     A director of Buyer may be removed by the affirmative vote of a majority of the Board of Directors, a committee of the Board of Directors appointed for such purpose, or the holders of a majority of the outstanding shares of Buyer.

     A trustee of Trust may be removed at any time by a written instrument signed by at least two-thirds of the trustees or by vote of two-thirds of the outstanding shares of Trust.

MEETINGS OF SHAREHOLDERS

     Buyer is not required to hold annual meetings of shareholders and does not intend to do so unless required by the 1940 Act. The bylaws of Buyer provide that a special meeting of shareholders may be called by the president or, in his or her absence, the vice-president or by a majority of the Board of Directors or holders of shares entitled to cast at least 10% of the votes entitled to be cast at the special meeting. Requests for special meetings must, among other things, state the purpose of such meeting and the matters to be voted upon. No special meeting need be called to consider any matter previously voted upon at a special meeting called by the shareholders during the preceding twelve months, unless requested by a majority of all shares entitled to vote at such meeting.

     Trust is not required to hold annual meetings of shareholders unless required by the 1940 Act and does not intend to do so. The bylaws of Trust provide that any trustee may call a special meeting of shareholders and the trustees shall call a special meeting of the shareholders solely for the purpose of removing one or more trustees upon written request of the holders of not less than 10% of the outstanding shares of Trust. Special meetings may be called for the purpose of electing trustees or for any other action requiring shareholder approval, or for any matter deemed by the trustees to be necessary or desirable.

LIABILITY OF DIRECTORS/TRUSTEES AND OFFICERS; INDEMNIFICATION

     Maryland law permits a corporation to eliminate liability of its directors and officers to the corporation or its stockholders, except for liability arising from receipt of an improper benefit or profit and from active and deliberate dishonesty. The Articles of Incorporation eliminate director and officer liability to the fullest extent permitted under Maryland law. Under Maryland law, indemnification of a corporation's directors and officers is mandatory if a director or officer has been successful on the merits or otherwise in the defense of certain proceedings. Maryland law permits indemnification for other matters unless it is established that the act or omission giving rise to the proceeding was committed in bad faith, a result of active and deliberate dishonesty, or one in which a director or officer actually received an improper benefit.

     Delaware law provides that trustees of a statutory trust shall not be liable to the statutory trust or its shareholders for acting in good faith reliance on the provisions of its governing instrument and that the trustee's liabilities may be expanded or restricted by such instrument. Under the Declaration of Trust, the trustees and officers of Trust are not liable for any act or omission or any conduct whatsoever in their capacity as trustees, except for liability to the trust or shareholders due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee. Delaware law allows a statutory trust to indemnify and hold harmless any trustee or other person against any and all claims and demands. The Declaration of Trust provides for the indemnification of its trustees and officers to the extent that such trustees and officers act in good faith and reasonably believe that their conduct is in the best interests of Trust, except with respect to any matter in which it has been determined that such trustee acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

DISSOLUTION AND TERMINATION

     Maryland law provides that Buyer may be dissolved by the vote of a majority of the Board of Directors and two-thirds of the shares entitled to vote on the dissolution; however the Articles of Incorporation reduce the required shareholder vote from two-thirds to a majority of the shares entitled to vote on the dissolution.

     Pursuant to the Declaration of Trust, Trust or any series or class of shares of beneficial interest in Trust may be terminated by: (1) a majority shareholder vote of Trust or the affected series or class, respectively; or (2) if there are fewer than 100 shareholders of record of Trust or of such terminating series or class, the trustees pursuant to written notice to the shareholders of Trust or the affected series or class.

VOTING RIGHTS OF SHAREHOLDERS

     Shareholders of a Maryland corporation such as Buyer are entitled to vote on, among other things, those matters which effect fundamental changes in the corporate structure (such as a merger, consolidation or sale of substantially all of the assets of the corporation) as provided by Maryland law.

     The Declaration of Trust grants shareholders power to vote only with respect to the following: (i) election of trustees, provided that a meeting of shareholders has been called for that purpose; (ii) removal of trustees, provided that a meeting of shareholders has been called for that purpose; (iii) termination of Trust or a series or class of its shares of beneficial interest, provided that a meeting of shareholders has been called for that purpose; (iv) sale of all or substantially all of the assets of Trust or one of its investment portfolios; (v) merger or consolidation of Trust or any of its investment portfolios, with certain exceptions; (vi) approval of any amendments to shareholders' voting rights under the Declaration of Trust; and (vii) approval of such additional matters as may be required by law or as the trustees, in their sole discretion, shall determine.

DISSENTERS' RIGHTS

     Under Maryland law, shareholders may not demand the fair value of their shares from the successor company in a transaction involving the transfer of the corporation's assets and are, therefore, bound by the terms of the transaction if the stock is that of an open-end investment company registered with the SEC under the 1940 Act and the value placed on the stock in the transaction is its net asset value.

     Neither Delaware law nor the Declaration of Trust confers upon shareholders rights of appraisal or dissenters' rights.

AMENDMENTS TO ORGANIZATION DOCUMENTS

     Consistent with Maryland law, Buyer reserves the right to amend, alter, change or repeal any provision contained in the Articles of Incorporation in the manner prescribed by statute, including any amendment that alters the contract rights, as expressly set forth in the Articles of Incorporation, of any outstanding stock, and all rights conferred on shareholders are granted subject to this reservation. The Board of Directors of Buyer may approve amendments to the Articles of Incorporation to classify or reclassify unissued shares of a class of stock without shareholder approval. Other amendments to the Articles of Incorporation may be adopted if approved by the affirmative vote of a majority of all the votes entitled to be cast on the matter. The directors shall have the power to alter, amend or repeal the bylaws of Buyer or adopt new bylaws at any time.

     Consistent with Delaware law, the Board of Trustees of Trust may, without shareholder approval, amend the Declaration of Trust at any time, except to eliminate any voting rights pertaining to the shares of Trust, without approval of the majority of the shares of Trust. The trustees shall have the power to alter, amend or repeal the bylaws of Trust or adopt new bylaws at any time.

                                 CAPITALIZATION

     The following table sets forth, as of March 31, 2003, (i) the capitalization of each class of shares of your Fund, (ii) the capitalization of each class of shares of Buying Fund, and (iii) the pro forma capitalization of each class of shares of Buying Fund as adjusted to give effect to the transactions contemplated by the Agreement.

                                                                                          PRO FORMA
                                                        YOUR FUND       BUYING FUND      BUYING FUND
                                                      CLASS A SHARES   CLASS A SHARES   CLASS A SHARES
                                                      --------------   --------------   --------------
Net Assets..........................................   $94,533,203        $449,557       $94,982,760
Shares Outstanding..................................     8,973,360          55,310        11,677,632
Net Asset Value Per Share...........................   $     10.53        $   8.13       $      8.13

                                                                                          PRO FORMA
                                                        YOUR FUND       BUYING FUND      BUYING FUND
                                                      CLASS B SHARES   CLASS B SHARES   CLASS B SHARES
                                                      --------------   --------------   --------------
Net Assets..........................................   $37,175,750        $192,632       $37,368,382
Shares Outstanding..................................     3,535,980          23,629         4,583,525
Net Asset Value Per Share...........................   $     10.51        $   8.15       $      8.15

                                                                                          PRO FORMA
                                                        YOUR FUND       BUYING FUND      BUYING FUND
                                                      CLASS C SHARES   CLASS C SHARES   CLASS C SHARES
                                                      --------------   --------------   --------------
Net Assets..........................................    $5,632,434        $666,810        $6,299,244
Shares Outstanding..................................       535,972          81,170           767,292
Net Asset Value Per Share...........................    $    10.51        $   8.21        $     8.21

                                                                                         PRO FORMA
                                                                BUYING FUND             BUYING FUND
                                                           INVESTOR CLASS SHARES   INVESTOR CLASS SHARES
                                                           ---------------------   ---------------------
Net Assets...............................................       $72,749,091             $72,749,091
Shares Outstanding.......................................         8,881,313               8,881,313
Net Asset Value Per Share................................       $      8.19             $      8.19

                          INTERESTS OF CERTAIN PERSONS

     If the Reorganization is consummated and if the shareholders of Buying Fund do not approve a proposed new investment advisory agreement with AIM, INVESCO, as the current investment advisor of Buying Fund, will gain approximately $137 million in additional assets under management (based on your Fund's net assets as of March 31, 2003), upon which INVESCO will receive advisory fees. Exhibit C sets forth INVESCO's advisory fees applicable to Buying Fund.

                                 LEGAL MATTERS

     Certain legal matters concerning the tax consequences of the Reorganization will be passed upon by Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, NW, Washington, DC 20036-1221.

             ADDITIONAL INFORMATION ABOUT BUYING FUND AND YOUR FUND

     For more information with respect to your Fund concerning the following topics, please refer to the following sections of the Selling Fund Prospectus, which has been made a part of this Proxy Statement/ Prospectus by reference: (i) see "Performance Information" for more information about the performance of your Fund; (ii) see "Fund Management" for more information about the management of your Fund; (iii) see "Other Information" for more information about your Fund's policy with respect to dividends and distributions; and (iv) see "Other Information" and "Shareholder Information" for more information about sales charges, including contingent deferred sales charges, applicable to shares of your Fund, the pricing, purchase, redemption and repurchase of shares of your Fund, tax consequences to shareholders of various transactions in shares of your Fund, distribution arrangements and the multiple class structure of your Fund.

     For more information with respect to Buying Fund concerning the following topics, please refer to the following sections of the Buying Fund Prospectus, which has been made a part of this Proxy Statement/ Prospectus by reference and which is attached to this Proxy Statement/Prospectus as Appendix II: (i) see "Fund Performance" for more information about the performance of Buying Fund;
(ii) see "Fund Management" and "Portfolio Managers" for more information about the management of Buying Fund; (iii) see "Share Price" for more information about the pricing of shares of Buying Fund; (iv) see "Taxes" for more information about tax consequences to shareholders of various transactions in shares of Buying Fund; (v) see "Dividends And Capital Gain Distributions" for more information about Buying Fund's policy with respect to dividends and distributions; and (vi) see "How To Buy Shares", "How To Sell Shares" and "Your Account Services" for more information about sales charges, including contingent deferred sales charges, applicable to shares of Buying Fund, the purchase, redemption and repurchase of shares of Buying Fund, distribution arrangements and the multiple class structure of Buying Fund.

         INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

     This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual reports which Trust and Buyer have filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number of Trust's registration statement containing the Selling Fund Prospectus and related Statement of Additional Information is Registration No. 811-01540. Such Selling Fund Prospectus is incorporated herein by reference. The SEC file number for Buyer's registration statement containing the Buying Fund Prospectus and related Statement of Additional Information is Registration No. 811-03826. Such Buying Fund Prospectus is incorporated herein by reference.

     Trust and Buyer are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy material, registration statements and other information filed by Trust and Buyer (including the

Registration Statement of Buyer relating to Buying Fund on Form N-14 of which this Proxy Statement/ Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1014, Judiciary Plaza, 450 Fifth Street, NW, Washington, DC 20549, and at the following regional office of the SEC: 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding Trust and Buyer and other registrants that file electronically with the SEC.

                                 PROPOSAL 2 --
                              ELECTION OF TRUSTEES

BACKGROUND

     In considering the integration initiative proposed by AMVESCAP, the independent directors/trustees of the AIM Funds and the independent directors of the INVESCO Funds determined that the shareholders of all the AIM Funds and the INVESCO Funds would benefit if a unified board of directors/trustees was responsible for overseeing the operation of both the AIM Funds and the INVESCO Funds and the services provided by AIM, INVESCO and their affiliates. Accordingly, the Boards of Directors/Trustees of the AIM Funds and the Boards of Directors of the INVESCO Funds agreed to combine the separate boards and create a unified board of directors/trustees.

     You are being asked to approve Proposal 2 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from having a combined board of trustees.

STRUCTURE OF THE BOARD OF TRUSTEES

     The Board currently consists of 12 persons. Ten of the current trustees are "independent," meaning they are not "interested persons" of Trust within the meaning of the 1940 Act. Two of the current trustees are "interested persons" because of their business and financial relationships with Trust and AIM, its investment advisor, and/or AIM's parent, AMVESCAP.

NOMINEES FOR TRUSTEES

     Trust's Committee on Directors/Trustees (which consists solely of independent trustees) has approved the nomination of each of the 12 current trustees, as set forth below, to serve as trustee until his or her successor is elected and qualified. In addition, the Committee on Directors/Trustees has approved the nomination of four new nominees, as set forth below, to serve as trustee until his or her successor is elected and qualified. These four new nominees were nominated to effect the proposed combination of the Boards of Directors/Trustees of the AIM Funds and the Boards of Directors of the INVESCO Funds.

     Each nominee who is a current trustee serves as a director or trustee of the 17 registered investment companies comprising the AIM Funds. Each nominee who is a current trustee oversees 86 portfolios which comprise the AIM Funds. The business address of each nominee who is a current trustee is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

     Each new nominee serves as a director of the ten registered investment companies comprising the INVESCO Funds. Each new nominee currently oversees 46 portfolios which comprise the INVESCO Funds. The business address of each new nominee is 4350 South Monaco Street, Denver, Colorado 80237.

     If elected, each nominee would oversee a total of 27 registered investment companies currently comprising 132 portfolios.

  NOMINEES WHO CURRENTLY ARE INDEPENDENT TRUSTEES

                                 TRUSTEE      PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH            SINCE         DURING PAST 5 YEARS           OTHER DIRECTORSHIP(S) HELD
----------------------           -------      -----------------------         --------------------------
Frank S. Bayley -- 1939........   2001     Of Counsel, law firm of Baker    Badgley Funds, Inc.
                                           & McKenzie                       (registered investment
                                                                            company)
Bruce L. Crockett -- 1944......   1997     Chairman, Crockett Technology    ACE Limited (insurance
                                           Associates (technology           company); Captaris, Inc.
                                           consulting company) and          (unified messaging provider)
                                           Captaris, Inc. (unified
                                           messaging provider)
Albert R. Dowden -- 1941.......   2000     Director of a number of public   Cortland Trust, Inc.
                                           and private business             (Chairman) (registered
                                           corporations, including the      investment company); Annuity
                                           Boss Group, Ltd. (private        and Life Re (Holdings), Ltd.
                                           investment and management) and   (insurance company)
                                           Magellan Insurance Company;
                                           formerly President, Chief
                                           Executive Officer and
                                           Director, Volvo Group North
                                           America, Inc.; Senior Vice
                                           President, AB Volvo and
                                           director of various affiliated
                                           Volvo Group companies
Edward K. Dunn, Jr. -- 1935....   1998     Formerly, Chairman, Mercantile   None
                                           Mortgage Corp.; President and
                                           Chief Operating Officer,
                                           Mercantile-Safe Deposit &
                                           Trust Co.; and President,
                                           Mercantile Bankshares Corp.
Jack M. Fields -- 1952.........   1997     Chief Executive Officer,         Administaff
                                           Twenty First Century Group,
                                           Inc. (government affairs
                                           company) and Texana Timber LP
Carl Frischling -- 1937........   1993     Partner, law firm of Kramer      Cortland Trust, Inc.
                                           Levin Naftalis & Frankel LLP     (registered investment
                                                                            company)
Prema Mathai-Davis -- 1950.....   1998     Formerly, Chief Executive        None
                                           Officer, YWCA of the USA
Lewis F. Pennock -- 1942.......   1992     Partner, law firm of Pennock &   None
                                           Cooper
Ruth H. Quigley -- 1935........   2001     Retired                          None
Louis S. Sklar -- 1939.........   1993     Executive Vice President,        None
                                           Development and Operations,
                                           Hines Interests Limited
                                           Partnership (real estate
                                           development company)

  NOMINEES WHO CURRENTLY ARE INTERESTED PERSONS

NAME, YEAR OF BIRTH AND          TRUSTEE      PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH TRUST       SINCE         DURING PAST 5 YEARS           OTHER DIRECTORSHIP(S) HELD
---------------------------      -------      -----------------------         --------------------------
Robert H. Graham(1) -- 1946....   1992     Director and Chairman, A I M     None
  Chairman and President                   Management Group Inc.
                                           (financial services holding
                                           company); and Director and
                                           Vice Chairman, AMVESCAP PLC
                                           (parent of AIM and a global
                                           investment management firm)
                                           and Chairman, AMVESCAP
                                           PLC -- AIM Division; formerly,
                                           President and Chief Executive
                                           Officer, A I M Management
                                           Group Inc.; Director, Chairman
                                           and President, A I M Advisors,
                                           Inc. (registered investment
                                           advisor); Director and
                                           Chairman, A I M Capital
                                           Management, Inc. (registered
                                           investment advisor), A I M
                                           Distributors, Inc. (registered
                                           broker dealer), A I M Fund
                                           Services, Inc. (registered
                                           transfer agent), and Fund
                                           Management Company (registered
                                           broker dealer); and Chief
                                           Executive Officer, AMVESCAP
                                           PLC-Managed Products
Mark H. Williamson(2) -- 1951..   2003     Director, President and Chief    Director of each of the ten
  Executive Vice President                 Executive Officer, A I M         INVESCO Funds
                                           Management Group Inc.;
                                           Director, Chairman and
                                           President, A I M Advisors,
                                           Inc. (registered investment
                                           advisor); Director, A I M
                                           Distributors, Inc. (registered
                                           broker dealer); and Chief
                                           Executive Officer of the AIM
                                           Division of AMVESCAP PLC
                                           (2003-present); formerly,
                                           Chief Executive Officer,
                                           Managed Products Division,
                                           AMVESCAP PLC (2001-2002);
                                           Chairman of the Board
                                           (1998-2002), President
                                           (1998-2002) and Chief
                                           Executive Officer (1998-2002)
                                           of INVESCO Funds Group, Inc.
                                           (registered investment
                                           advisor) and INVESCO
                                           Distributors, Inc. (registered
                                           broker dealer); Chief
                                           Operating Officer and Chairman
                                           of the Board of INVESCO Global
                                           Health Sciences Fund; Chairman
                                           and Chief Executive Officer of
                                           NationsBanc Advisors, Inc.;
                                           and Chairman of NationsBanc
                                           Investments, Inc.

---------------

(1) Mr. Graham is considered an interested person of Trust because he is a director of AMVESCAP PLC, parent of the advisor to, and principal underwriter of, Trust.

(2) Mr. Williamson is considered an interested person of Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, Trust.

  NEW NOMINEES WHO WILL BE INDEPENDENT TRUSTEES

                                          PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH                      DURING PAST 5 YEARS             OTHER DIRECTORSHIP(S) HELD
----------------------                    -----------------------           --------------------------
Bob R. Baker -- 1936..............   Consultant (2000-present);          None
                                     formerly, President and Chief
                                     Executive Officer (1988-2000) of
                                     AMC Cancer Research Center,
                                     Denver, Colorado; until
                                     mid-December 1988, Vice Chairman
                                     of the Board of First Columbia
                                     Financial Corporation, Englewood,
                                     Colorado; formerly, Chairman of
                                     the Board and Chief Executive
                                     Officer of First Columbia
                                     Financial Corporation.
James T. Bunch -- 1942............   Co-President and Founder of         None
                                     Green, Manning & Bunch Ltd.,
                                     Denver, Colorado (1988-present)
                                     (investment banking firm);
                                     Director and Vice President of
                                     Western Golf Association and
                                     Evans Scholars Foundation;
                                     Executive Committee, United
                                     States Golf Association;
                                     formerly, General Counsel and
                                     Director of Boettcher & Co.,
                                     Denver, Colorado; and formerly,
                                     Chairman and Managing Partner,
                                     law firm of Davis, Graham &
                                     Stubbs, Denver, Colorado.
Gerald J. Lewis -- 1933...........   Chairman of Lawsuit Resolution      General Chemical Group, Inc.,
                                     Services, San Diego, California     Hampdon, New Hampshire (1996-
                                     (1987-present); formerly,           present), Wheelabrator
                                     Associate Justice of the            Technologies, Inc. (waste
                                     California Court of Appeals; and    management company), Fisher
                                     Of Counsel, law firm of Latham &    Scientific, Inc. (laboratory
                                     Watkins, San Diego, California      supplies), Henley Manufacturing,
                                     (1987-1997).                        Inc., and California Coastal
                                                                         Properties, Inc.
Larry Soll, Ph.D. -- 1942.........   Retired; formerly, Chairman of      Synergen Inc. (since
                                     the Board (1987-1994), Chief        incorporation in 1982) and Isis
                                     Executive Officer (1982-1989 and    Pharmaceuticals, Inc.
                                     1993-1994) and President
                                     (1982-1989) of Synergen Inc.
                                     (biotechnology company); and
                                     formerly, trustee of INVESCO
                                     Global Health Sciences Fund.

THE BOARD'S RECOMMENDATION ON PROPOSAL 2

     Your Board, including the independent trustees, unanimously recommends that you vote "FOR" these 16 nominees.

COMMITTEES OF THE BOARD

     The Board has four standing committees: an Audit Committee, an Investments Committee, a Valuation Committee and a Committee on Directors/Trustees. These committees will remain as part of the proposed combined board.

  AUDIT COMMITTEE

     The Audit Committee is comprised entirely of independent trustees. The current members of the Audit Committee are Messrs. Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Lewis F. Pennock, Louis S. Sklar, Dr. Prema Mathai-

Davis and Miss Ruth H. Quigley. The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by your Fund (including resolution of disagreements between your Fund's management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of your Fund; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy of financial reporting and asset valuation; and (iv) pre-approving permissible non-audit services that are provided to your Fund by its independent auditors.

  COMMITTEE ON DIRECTORS/TRUSTEES

     The Committee on Directors/Trustees is comprised entirely of independent trustees. The current members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) nominating persons who are not interested persons of Trust for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of Trust at meetings called for the election of trustees; (ii) nominating persons who are not interested persons of Trust for selection as members of each committee of the Board, including, without limitation, the Audit Committee, the Committee on Directors/ Trustees, the Investments Committee and the Valuation Committee, and to nominate persons for selection as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the independent trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of Trust.

     The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

     Notice procedures set forth in Trust's bylaws require that any shareholder of your Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Secretary of Trust the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the meeting and not earlier than the close of business on the 120th day prior to the meeting. The notice must set forth: (i) as to each person whom the shareholder proposes to nominate for election or reelection as a trustee all information relating to such person that is required to be disclosed in solicitations of proxies for election of trustees in an election contest, or is otherwise required, in each case pursuant to Regulation 14A of the Securities Exchange Act of 1934 (including such person's written consent to being named in the proxy statement as a nominee and to serving as a trustee if elected); and
(ii) as to the shareholder giving the notice and the beneficial owner, if any, on whose behalf the nomination is made: (a) the name and address of such shareholder, as they appear on Trust's books, and of such beneficial owner; and
(b) the number of shares of each series portfolio of Trust which are owned of record or beneficially by such shareholder and such beneficial owner.

  INVESTMENTS COMMITTEE

     The current members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Carl Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

  VALUATION COMMITTEE

     The current members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies.

BOARD AND COMMITTEE MEETING ATTENDANCE

     During the fiscal year ended December 31, 2002, the Board met ten times, the Audit Committee met six times, the Committee on Directors/Trustees met five times, the Investments Committee met four times and the Valuation Committee met one time. All of the current trustees then serving attended at least 75% of the meetings of the Board or applicable committee during the most recent fiscal year.

TRUSTEE'S COMPENSATION

     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

     Information regarding compensation paid or accrued for each trustee of Trust who was not affiliated with AIM during the year ended December 31, 2002 is found in Exhibit D.

RETIREMENT PLAN FOR TRUSTEES

     The trustees have adopted a retirement plan for the trustees of Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

     The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

     Annual retirement benefits are available to each non-AIM-affiliated trustee of Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or
(ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received the benefits based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit. Payment of benefits under the plan is not secured or funded by Trust.

DEFERRED COMPENSATION AGREEMENTS

     Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the

"Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustees' retirement benefits commence under the plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustees' termination of service as a trustee of Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of Trust and of each other AIM Fund from which they are deferring compensation.

OFFICERS OF TRUST

     Information regarding the current officers of Trust can be found in Exhibit E.

SECURITY OWNERSHIP OF MANAGEMENT

     Information regarding the ownership of each class of your Fund's shares by trustees, nominees, and current executive officers of Trust can be found in Exhibit F.

TRUSTEE OWNERSHIP OF YOUR FUND'S SHARES

     The dollar range of equity securities beneficially owned by each trustee and nominee as of December 31, 2002 (i) in your Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex can be found in Exhibit G.

                INFORMATION ABOUT THE SPECIAL MEETING AND VOTING

PROXY STATEMENT/PROSPECTUS

     We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Special Meeting and at any adjournments of the Special Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Special Meeting. However, you do not need to attend the Special Meeting to vote your shares. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

     Trust intends to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about August 25, 2003 to all shareholders entitled to vote. Shareholders of record as of the close of business on July 25, 2003 (the "Record Date") are entitled to vote at the Special Meeting. The number of shares outstanding of each class of shares of your Fund on the Record Date can be found at Exhibit H.

     Each share is entitled to one vote for each full share held, and a fractional vote for a fractional share held.

TIME AND PLACE OF SPECIAL MEETING

     We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 on October 21, 2003, at 3:00 p.m., Central Time.

VOTING IN PERSON

     If you do attend the Special Meeting and wish to vote in person, we will provide you with a ballot prior to the vote. However, if your shares are held in the name of your broker, bank or other nominee, you must bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote. Please call Trust at (800) 952-3502 if you plan to attend the Special Meeting.

VOTING BY PROXY

     Whether you plan to attend the Special Meeting or not, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the Special Meeting and vote.

     If you properly fill in and sign your proxy card and send it to us in time to vote at the Special Meeting, your "proxy" (the individual named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares as recommended by the Board as follows and in accordance with management's recommendation on other matters:

     - FOR the proposal to approve the Agreement.

     - FOR the election of all 16 nominees for trustee.

     Your proxy will have the authority to vote and act on your behalf at any adjournment of the Special Meeting.

     If you authorize a proxy, you may revoke it at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of Trust in writing to the address of Trust set forth on the cover page of this Proxy Statement/Prospectus before the Special Meeting that you have revoked your proxy. In addition, although merely attending the Special Meeting will not revoke your proxy, if you are present at the Special Meeting you may withdraw your proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

VOTING BY TELEPHONE OR THE INTERNET

     You may vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the proxy card accompanying this Proxy Statement/Prospectus.

QUORUM REQUIREMENT AND ADJOURNMENT

     A quorum of shareholders is necessary to hold a valid meeting. A quorum will exist for Proposal 1 if shareholders entitled to vote one-third of the issued and outstanding shares of your Fund on the Record Date are present at the Special Meeting in person or by proxy. A quorum will exist for Proposal 2 if shareholders entitled to vote one-third of the issued and outstanding shares of Trust on the Record Date are present at the Special Meeting in person or by proxy.

     Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you. A "broker non-vote" occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine.

     Abstentions and broker non-votes will count as shares present at the Special Meeting for purposes of establishing a quorum.

     If a quorum is not present at the Special Meeting or a quorum is present but sufficient votes to approve a Proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Special Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR a Proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST such Proposal against such adjournment. A shareholder vote may be taken on a Proposal in this Proxy Statement/ Prospectus prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

VOTE NECESSARY TO APPROVE EACH PROPOSAL

     PROPOSAL 1. Approval of Proposal 1 requires the lesser of (a) the affirmative vote of 67% or more of the voting securities of your Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of your Fund are present or represented by proxy, or (b) the affirmative vote of more than 50% of the outstanding voting securities of your Fund. Abstentions and broker non-votes are counted as present but are not considered votes cast at the Special Meeting. As a result, they have the same effect as a vote against Proposal 1 because approval of Proposal 1 requires the affirmative vote of a percentage of the voting securities present or represented by proxy or a percentage of the outstanding voting securities.

     PROPOSAL 2. The affirmative vote of a plurality of votes cast at the Special Meeting is necessary to elect trustees, meaning that the trustee nominee with the most affirmative votes for a particular slot is elected for that slot. In an uncontested election for trustees, the plurality requirement is not a factor. Abstentions and broker non-votes will not count as votes cast and will have no effect on the outcome of this proposal.

PROXY SOLICITATION

     Trust has engaged the services of Georgeson Shareholder Communications Inc. ("Solicitor") to assist in the solicitation of proxies for the Special Meeting. Solicitor's costs are estimated to be approximately $43,800. Trust expects to solicit proxies principally by mail, but Trust or Solicitor may also solicit proxies by telephone, facsimile or personal interview. Trust's officers will not receive any additional or special compensation for any such solicitation. Your Fund and AMVESCAP, on behalf of AIM, will bear the costs and expenses incurred in connection with the Reorganization, including Solicitor's costs.

OTHER MATTERS

     Management does not know of any matters to be presented at the Special Meeting other than those discussed in this Proxy Statement/Prospectus. If any other matters properly come before the Special Meeting, the shares represented by proxies will be voted with respect thereto in accordance with management's recommendation.

SHAREHOLDER PROPOSALS

     As a general matter, your Fund does not hold regular meetings of shareholders. If you wish to submit a proposal for consideration at a meeting of shareholders of your Fund, you should send such proposal to Trust at the address set forth on the first page of this Proxy Statement/Prospectus. To be considered for presentation at a meeting of shareholders, Trust must receive proposals a reasonable time before proxy materials are prepared for the meeting. Your proposal also must comply with applicable law.

     For a discussion of procedures that you must follow if you want to propose an individual for nomination as a trustee, please refer to the section of this Proxy Statement/Prospectus entitled "Proposal 2 -- Committees of the
Board -- Committee on Directors/Trustees."

OWNERSHIP OF SHARES

     A list of the name, address and percent ownership of each person who, as of July 25, 2003 to the knowledge of Trust owned 5% or more of any class of the outstanding shares of your Fund can be found at Exhibit I.

     A list of the name, address and percent ownership of each person who, as of July 25, 2003 to the knowledge of Buyer owned 5% or more of any class of the outstanding shares of Buying Fund can be found at Exhibit J.

                         INDEPENDENT PUBLIC ACCOUNTANTS

     The Audit Committee of the Board has appointed PricewaterhouseCoopers LLP (the "Auditor") as Trust's independent public accountants for the fiscal year ending December 31, 2003. A representative of the Auditor is expected to be available at the Special Meeting and to have the opportunity to make a statement and respond to appropriate questions from the shareholders. The Audit Committee of the Board has considered whether the provision of the services below is compatible with maintaining the Auditor's independence.

FEES PAID TO THE AUDITOR RELATED TO TRUST

     The Auditor billed Trust (consisting of twelve separate series portfolios) aggregate fees for professional services rendered for the 2002 fiscal year as follows:

Audit Fees..................................................  $292,970
Financial Information Systems Design and Implementation
  Fees......................................................         0
All Other Fees*.............................................    52,214
                                                              --------
Total Fees..................................................  $345,184

---------------

* All Other Fees includes fees billed for all other non-audit services, including fees for tax-related services rendered to Trust.

FEES PAID TO THE AUDITOR NOT RELATED TO TRUST

     The Auditor billed AIM aggregate fees for professional services rendered for the 2002 fiscal year to AIM, or any affiliate that provided services to Trust, as follows:

Financial Information Systems Design and Implementation
  Fees......................................................  $      0
All Other Fees**............................................   346,364
                                                              --------
Total Fees..................................................  $346,364

---------------

** As required by SEC rules, All Other Fees includes amounts paid to the Auditor by your Fund's advisor and other related entities that provides support for the operations of Trust. All Other Fees include business advisory services performed for the selection of a transfer agent and its conversion. The services provided benefited many legal entities of AIM, including many other funds within the AIM Fund complex.

                                   EXHIBIT A

                                                              CORRESPONDING CLASSES OF
               CLASSES OF SHARES OF YOUR FUND                  SHARES OF BUYING FUND
               ------------------------------                 ------------------------
Class A shares..............................................       Class A shares
Class B shares..............................................       Class B shares
Class C shares..............................................       Class C shares

                                   EXHIBIT B

             COMPARISON OF PERFORMANCE OF YOUR FUND AND BUYING FUND

AIM GLOBAL UTILITIES FUND (YOUR FUND)

     The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

  ANNUAL TOTAL RETURNS(1)

     The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1993...................................................................   12.32%
1994...................................................................  -11.57%
1995...................................................................   28.07%
1996...................................................................   13.88%
1997...................................................................   23.71%
1998...................................................................   16.01%
1999...................................................................   34.15%
2000...................................................................   -2.54%
2001...................................................................  -28.33%
2002...................................................................  -25.96%

     The Class A shares' year-to-date total return as of March 31, 2003 was -5.35%.

     During the periods shown in the bar chart, the highest quarterly return was 26.35% (quarter ended December 31, 1999) and the lowest quarterly return was -20.60% (quarter ended September 30, 2002).

  PERFORMANCE TABLE(1)

     The following performance table compares the fund's performance to that of a broad-based securities market index and a peer group index. The fund's performance reflects payment of sales loads. The indices do not reflect payment of fees, expenses or taxes.

  Average Annual Total Returns (for the periods ended December 31, 2002)

                                                                 INCEPTION
                                 1 YEAR    5 YEARS    10 YEARS     DATE
                                --------   --------   --------   ---------
Class A.......................                                   01/19/88
  Return Before Taxes.........   (30.03)%   (5.32)%     3.15%
  Return After Taxes on
     Distributions............   (30.87)    (7.11)      1.32
  Return After Taxes on
     Distributions and Sale of
     Fund Shares..............   (18.40)    (4.22)      2.07
S&P 500(2)....................   (22.09)    (0.58)      9.34
Lipper Utility Fund
  Index(3)....................   (22.07)    (2.19)      4.87

---------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1) A significant portion of the fund's returns during certain periods prior to 2001 was attributable to its investments in IPOs. These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the "Financial Highlights" section of the prospectus.

(2) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. In addition, the Lipper Utility Fund Index (which may or may not include the fund) is included for comparison to a peer group.

(3) The Lipper Utility Fund Index measures the performance of the 30 largest utilities funds chartered by Lipper Analytical Services, Inc., an independent mutual funds performance monitor.

INVESCO UTILITIES FUND (BUYING FUND)

     Performance information in the bar chart below is that of the Fund's Investor Class shares, which has the longest operating history of the Fund's classes.

     The bar chart below shows the Fund's Investor Class shares actual yearly performance (commonly known as their "total return") for the years ended December 31 over the past decade. The table below shows the pre-tax and after-tax average annual total returns of Investor Class for various periods ended December 31, 2002 compared to the S&P 500 Index.

     After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption returns assume you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rates in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax return shown is not relevant.

     The information in the bar chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                        UTILITIES FUND -- INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1)(2)

'93.........................................................   21.20%
'94.........................................................   (9.94)%
'95.........................................................   25.25%
'96.........................................................   12.75%
'97.........................................................   24.38%
'98.........................................................   24.30%
'99.........................................................   19.88%
'00.........................................................    4.14%
'01.........................................................  (33.98)%
'02.........................................................  (22.29)%


Best Calendar Qtr. 12/98 16.33%
Worst Calendar Qtr. 9/01 (23.67%)

                                                              AVERAGE ANNUAL TOTAL RETURN
                                                                    AS OF 12/31/02
                                                              ---------------------------
                                                              1 YEAR   5 YEARS   10 YEARS
                                                              ------   -------   --------
  Utilities Fund(1)(2)
     Return Before Taxes....................................  (22.29)%  (4.46)%    4.32%
     Return After Taxes on Distributions....................  (23.10)%  (5.55)%    2.14%
     Return After Taxes on Distributions and Sale of Fund
      Shares................................................  (13.67)%  (3.41)%    2.79%
  S&P 500 Index(3)
     (reflects no deduction for fees, expenses or taxes)....  (22.09)%  (0.58)%    9.35%

---------------

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of each class' expenses.

(2) Returns before taxes for Investor Class shares of Utilities Fund year-to-date as of the calendar quarter ended June 30, 2003 was 9.35%.

(3) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the Indexes do not pay brokerage, management, administrative, or distribution expenses, all of which are paid by the classes and are reflected in their annual returns. Index returns also do not include sales charges or CDSCs that may be paid by the shareholder.

                                   EXHIBIT C

                    COMPARISON FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

     This table compares the shareholder fees and annual operating expenses, expressed as a percentage of net assets ("Expense Ratios"), of Class A, Class B and Class C shares of AIM Global Utilities Fund ("Selling Fund"), and of Class A, Class B, Class C and Investor Class shares of INVESCO Utilities Fund ("Buying Fund"). Pro Forma Combined Expense Ratios of Buying Fund giving effect to the reorganization of Selling Fund into Buying Fund are also provided.

                                              SELLING FUND                           BUYING FUND
                                            (AS OF 3/31/03)                        (AS OF 3/31/03)
                                     ------------------------------   -----------------------------------------
                                                                                                       INVESTOR
                                     CLASS A      CLASS B   CLASS C   CLASS A      CLASS B   CLASS C    CLASS
                                     SHARES       SHARES    SHARES    SHARES       SHARES    SHARES     SHARES
                                     -------      -------   -------   -------      -------   -------   --------
SHAREHOLDER FEES
 (fees paid directly from your
 investment)
Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of
 offering price)...................   5.50%         None      None     5.50%         None      None      None
Maximum Deferred Sales Charge
 (Load)(1).........................    None(2)(3)  5.00%     1.00%      None(3)(4)  5.00%     1.00%      None
ANNUAL FUND OPERATING EXPENSES(5)
 (expenses that are deducted from
 fund assets)
Management fees(6).................   0.60%        0.60%     0.60%     0.75%        0.75%     0.75%     0.75%
Distribution and/or Service (12b-1)
 Fees(7)(8)........................   0.25%        1.00%     1.00%     0.25%        1.00%     1.00%     0.25%
Other Expenses.....................   0.48%        0.48%     0.48%     0.64%        0.94%     1.95%     0.90%
Total Annual Fund Operating
 Expenses(9).......................   1.33%        2.08%     2.08%     1.64%        2.69%     3.70%     1.90%
Fee Waiver.........................    None         None      None      None         None     0.95%      None
Net Expenses.......................   1.33%        2.08%     2.08%     1.64%        2.69%     2.75%     1.90%

                                                    BUYING FUND
                                                PRO FORMA COMBINED
                                                  (AS OF 3/31/03)
                                     -----------------------------------------
                                                                      INVESTOR
                                     CLASS A      CLASS B   CLASS C    CLASS
                                     SHARES       SHARES    SHARES     SHARES
                                     -------      -------   -------   --------
SHAREHOLDER FEES
 (fees paid directly from your
 investment)
Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of
 offering price)...................   5.50%         None      None      None
Maximum Deferred Sales Charge
 (Load)(1).........................    None(3)(4)  5.00%     1.00%      None
ANNUAL FUND OPERATING EXPENSES(5)
 (expenses that are deducted from
 fund assets)
Management fees(6).................   0.75%        0.75%     0.75%     0.75%
Distribution and/or Service (12b-1)
 Fees(7)(8)........................   0.25%        1.00%     1.00%     0.25%
Other Expenses.....................   0.49%        0.56%     0.79%     0.87%
Total Annual Fund Operating
 Expenses(9).......................   1.49%        2.31%     2.54%     1.87%
Fee Waiver.........................    None         None      None      None
Net Expenses.......................   1.49%        2.31%     2.54%     1.87%

---------------

(1) For Selling Fund, calculated as a percentage of original purchase price or redemption proceeds, whichever is less. For Buying Fund and Buying Fund Pro Forma Combined, calculated as a percentage of original purchase price.

(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1% contingent deferred sales charge (CDSC) if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(4) For qualified plans investing in Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within 12 months from the initial deposit in the plan's INVESCO account.

(5) There is no guarantee that actual expenses will be the same as those shown in the table.

(6) Effective September 23, 2002 through September 22, 2003, AIM has agreed to waive advisory fees of Selling Fund in the amount of 0.02% of average net assets. Total Annual Fund Operating Expenses were the same net of this waiver.

(7) Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(8) 12b-1 distribution and service fee for Buying Fund Class A shares has been restated to reflect 12b-1 fee arrangement effective July 1, 2003.

(9) INVESCO has contractually agreed to waive fees and bear any expenses on Buying Fund through April 30, 2004 to limit Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases due to expense offset arrangements, if any) to 2.10%, 2.75% and 2.75% on Class A, Class B and Class C shares, respectively. INVESCO has also voluntarily agreed to limit Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 1.40%, 2.05%, 2.05% and 1.30% on Class A, Class B, Class C and Investor Class shares, respectively. The voluntary expense limitations cannot be revoked by INVESCO prior to May 2004. Effective June 1, 2002, INVESCO is entitled to reimbursement from the classes for fees and expenses absorbed pursuant to voluntary and contractual expense limitation commitments between INVESCO and Buying Fund if such reimbursement does not cause a class to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

EXPENSE EXAMPLE

     This Example is intended to help you compare the costs of investing in different classes of Selling Fund and Buying Fund with the cost of investing in other mutual funds. Pro Forma Combined costs of investing in different classes of Buying Fund giving effect to the reorganization of Selling Fund into Buying Fund are also provided. All costs are based upon the information set forth in the Fee Table above.

     The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay both if you redeem all of your shares at the end of those periods and if you do not redeem your shares. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                      ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                                      --------   -----------   ----------   ---------
SELLING FUND
Class A shares(1)
  Assuming complete redemption at end of period.....    $678       $  948        $1,239      $2,063
  Assuming no redemption............................    $678       $  948        $1,239      $2,063
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $711       $  952        $1,319      $2,219
  Assuming no redemption(3).........................    $211       $  652        $1,119      $2,219
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $311       $  652        $1,119      $2,410
  Assuming no redemption............................    $211       $  652        $1,119      $2,410
BUYING FUND
Class A shares(1)
  Assuming complete redemption at end of period.....    $708       $1,039        $1,393      $2,387
  Assuming no redemption............................    $708       $1,039        $1,393      $2,387
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $772       $1,135        $1,625      $2,793
  Assuming no redemption(3).........................    $272       $  835        $1,425      $2,793
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $378       $1,045        $1,831      $3,889
  Assuming no redemption............................    $278       $1,045        $1,831      $3,889
Investor Class shares
  Assuming complete redemption at end of period.....    $193       $  597        $1,026      $2,222
  Assuming no redemption............................    $193       $  597        $1,026      $2,222
BUYING FUND -- PRO FORMA COMBINED
Class A shares(1)
  Assuming complete redemption at end of period.....    $693       $  995        $1,318      $2,232
  Assuming no redemption............................    $693       $  995        $1,318      $2,232
Class B shares
  Assuming complete redemption at end of
     period(2)(3)...................................    $734       $1,021        $1,435      $2,441
  Assuming no redemption(3).........................    $234       $  721        $1,235      $2,441

                                                      ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                                      --------   -----------   ----------   ---------
Class C shares
  Assuming complete redemption at end of
     period(2)......................................    $357       $  791        $1,350      $2,875
  Assuming no redemption............................    $257       $  791        $1,350      $2,875
Investor Class shares
  Assuming complete redemption at end of period.....    $190       $  588        $1,011      $2,190
  Assuming no redemption............................    $190       $  588        $1,011      $2,190

---------------

(1) Assumes payment of the maximum sales charge by the investor.

(2) Assumes payment of the applicable CDSC.

(3) Assumes conversion of Class B shares to Class A shares at the end of the eighth year.

     THE EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. SELLING FUND'S AND BUYING FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT SELLING FUND'S OR BUYING FUND'S PROJECTED OR ACTUAL PERFORMANCE.

     THE ACTUAL EXPENSES ATTRIBUTABLE TO EACH CLASS OF A FUND'S SHARES WILL DEPEND UPON, AMONG OTHER THINGS, THE LEVEL OF AVERAGE NET ASSETS AND THE EXTENT TO WHICH A FUND INCURS VARIABLE EXPENSES, SUCH AS TRANSFER AGENCY COSTS.

                                   EXHIBIT D

                           TRUSTEE COMPENSATION TABLE

     Set forth below is information regarding compensation paid or accrued for each trustee of Trust who was not affiliated with AIM during the year ended December 31, 2002:

                                                                                                TOTAL
                                                                               ESTIMATED     COMPENSATION
                                         AGGREGATE     RETIREMENT BENEFITS      ANNUAL         FROM ALL
                                       COMPENSATION      ACCRUED BY ALL      BENEFITS UPON       AIM
NAME OF TRUSTEE                        FROM TRUST(1)      AIM FUNDS(2)       RETIREMENT(3)     FUNDS(4)
---------------                        -------------   -------------------   -------------   ------------
Frank S. Bayley......................     $20,222           $142,800            $90,000        $150,000
Bruce L. Crockett....................      20,094             50,132             90,000         149,000
Albert R. Dowden.....................      20,222             57,955             90,000         150,000
Edward K. Dunn, Jr. .................      20,094             94,149             90,000         149,000
Jack M. Fields.......................      20,222             29,153             90,000         153,000
Carl Frischling(5)...................      20,222             74,511             90,000         150,000
Prema Mathai-Davis...................      20,222             33,931             90,000         150,000
Lewis F. Pennock.....................      20,811             54,802             90,000         154,000
Ruth H. Quigley......................      20,222            142,502             90,000         153,000
Louis S. Sklar.......................      20,683             78,500             90,000         153,000

---------------

(1) Amounts shown are based on the fiscal year ended December 31, 2002. The total amount of compensation deferred by all trustees of Trust during the fiscal year ended December 31, 2002, including earnings, was $89,867.

(2) During the fiscal year ended December 31, 2002, the total amount of expenses allocated to Trust in respect of such retirement benefits was $102,009.

(3) Amounts shown assume each trustee serves until his or her normal retirement date.

(4) All trustees currently serve as directors or trustees of 17 registered investment companies advised by AIM.

(5) During the fiscal year ended December 31, 2002, Trust paid $64,893 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of Trust. Mr. Frischling is a partner of such firm.

                                   EXHIBIT E

                               OFFICERS OF TRUST

     The following table provides information with respect to the current officers of Trust. Each officer is elected by the Board and serves until his or her successor is chosen and qualified or until his or her resignation or removal by the Board. The business address of all officers of Trust is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

NAME, YEAR OF BIRTH AND              OFFICER
POSITION(S) HELD WITH TRUST           SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------          -------         -------------------------------------------
Robert H. Graham -- 1946..........    1992     Director and Chairman, A I M Management Group Inc.
  Chairman and President                       (financial services holding company); and Director and
                                               Vice Chairman, AMVESCAP PLC (parent of AIM and a global
                                               investment management firm) and Chairman, AMVESCAP
                                               PLC -- AIM Division; formerly, President and Chief
                                               Executive Officer, A I M Management Group Inc.;
                                               Director, Chairman and President, A I M Advisors, Inc.
                                               (registered investment advisor); Director and Chairman,
                                               A I M Capital Management, Inc. (registered investment
                                               advisor), A I M Distributors, Inc. (registered broker
                                               dealer), A I M Fund Services, Inc. (registered transfer
                                               agent), and Fund Management Company (registered broker
                                               dealer); and Chief Executive Officer, AMVESCAP
                                               PLC-Managed Products
Mark H. Williamson -- 1951........    2003     Director, President and Chief Executive Officer, A I M
  Executive Vice President                     Management Group Inc.; Director, Chairman and
                                               President, A I M Advisors, Inc. (registered investment
                                               advisor); Director, A I M Distributors, Inc.
                                               (registered broker dealer); and Chief Executive Officer
                                               of the AIM Division of AMVESCAP PLC (2003-present);
                                               formerly, Chief Executive Officer, Managed Products
                                               Division, AMVESCAP PLC (2001-2002); Chairman of the
                                               Board (1998-2002), President (1998-2002) and Chief
                                               Executive Officer (1998-2002) of INVESCO Funds Group,
                                               Inc. (registered investment advisor) and INVESCO
                                               Distributors, Inc. (registered broker dealer); Chief
                                               Operating Officer and Chairman of the Board of INVESCO
                                               Global Health Sciences Fund; Chairman and Chief
                                               Executive Officer of NationsBanc Advisors, Inc.; and
                                               Chairman of NationsBanc Investments, Inc.
Kevin M. Carome -- 1956...........    2003     Director, Senior Vice President and General Counsel,
  Senior Vice President                        A I M Management Group Inc. (financial services holding
                                               company) and A I M Advisors, Inc.; and Vice President,
                                               A I M Capital Management, Inc., A I M Distributors,
                                               Inc. and A I M Fund Services; Director, Vice President
                                               and General Counsel, Fund Management Company
Gary T. Crum -- 1947..............    1992     Director, Chairman and Director of Investments, A I M
  Senior Vice President                        Capital Management, Inc.; Director and Executive Vice
                                               President, A I M Management Group, Inc.; Director and
                                               Senior Vice President, A I M Advisors, Inc.; and
                                               Director, A I M Distributors, Inc. and AMVESCAP PLC;
                                               formerly Chief Executive Officer and President, A I M
                                               Capital Management, Inc.
Robert G. Alley -- 1948...........    1992     Managing Director and Chief Fixed Income Office, A I M
  Vice President                               Capital Management, Inc.; and Vice President, A I M
                                               Advisors, Inc.

NAME, YEAR OF BIRTH AND              OFFICER
POSITION(S) HELD WITH TRUST           SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------          -------         -------------------------------------------
Stuart W. Coco -- 1955............    1992     Managing Director and Chief Research Officer -- Fixed
  Vice President                               Income, A I M Capital Management, Inc.; and Vice
                                               President, A I M Advisors, Inc.
Melville B. Cox -- 1943...........    1992     Vice President and Chief Compliance Officer, A I M
  Vice President                               Advisors, Inc. and A I M Capital Management, Inc.; and
                                               Vice President, A I M Fund Services, Inc.
Karen Dunn Kelley -- 1960.........    1992     Managing Director and Chief Cash Management Officer,
  Vice President                               A I M Capital Management, Inc.; Director and President,
                                               Fund Management Company; and Vice President, A I M
                                               Advisors, Inc.
Edgar M. Larsen -- 1940...........    1999     Vice President, A I M Advisors, Inc.; and President,
  Vice President                               Chief Executive Officer and Chief Investment Officer,
                                               A I M Capital Management, Inc.
Dana R. Sutton -- 1959............    1992     Vice President and Fund Treasurer, A I M Advisors, Inc.
  Vice President and Treasurer
Nancy L. Martin -- 1957...........    2003     Vice President, A I M Advisors, Inc.; and Vice
  Secretary                                    President and General Counsel, A I M Capital
                                               Management, Inc.

                                   EXHIBIT F

                        SECURITY OWNERSHIP OF MANAGEMENT

     To the best knowledge of Trust, the following table sets forth certain information regarding the ownership as of July 25, 2003 of the shares of beneficial interest of each class of each series portfolio of Trust by the trustees, nominees, and current executive officers of Trust.

                                                                                   NUMBER OF SHARES
                                                                                OWNED BENEFICIALLY AND
                                                            SERIES AND CLASS     PERCENTAGE OF CLASS*
                                                            ----------------   ------------------------
Frank S. Bayley...........................................
Bruce L. Crockett.........................................
Albert R. Dowden..........................................
Edward K. Dunn, Jr. ......................................
Jack M. Fields............................................
Carl Frischling...........................................
Robert H. Graham..........................................
Prema Mathai-Davis........................................
Lewis F. Pennock..........................................
Ruth H. Quigley...........................................
Louis S. Sklar............................................
Mark H. Williamson........................................
Bob R. Baker..............................................
James T. Bunch............................................
Gerald J. Lewis...........................................
Larry Soll, Ph.D. ........................................
Kevin M. Carome...........................................
Gary T. Crum..............................................
Robert G. Alley...........................................
Stuart W. Coco............................................
Melville B. Cox...........................................
Karen Dunn Kelley.........................................
Edgar M. Larsen...........................................
Dana R. Sutton............................................
Nancy L. Martin...........................................

---------------

* To the best knowledge of Trust, the ownership of shares of each series portfolio of Trust by trustees, nominees, and current executive officers of Trust as a group constituted less than 1% of each class of each series portfolio of Trust as of July 25, 2003.

                                   EXHIBIT G

                        TRUSTEE OWNERSHIP OF FUND SHARES

     Set forth below is the dollar range of equity securities beneficially owned by each trustee and nominee as of December 31, 2002 (i) in your Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex:

                                                                               AGGREGATE DOLLAR RANGE OF
                                                                               EQUITY SECURITIES IN ALL
                                                                                 REGISTERED INVESTMENT
                                                                                  COMPANIES OVERSEEN
                                                     DOLLAR RANGE OF EQUITY        BY TRUSTEE IN THE
NAME OF TRUSTEE                                      SECURITIES IN YOUR FUND     AIM FUNDS COMPLEX(1)
---------------                                      -----------------------   -------------------------
INTERESTED TRUSTEES
Robert H. Graham...................................           None                    Over $100,000
Mark H. Williamson.................................           None                  $10,001-$50,000
INDEPENDENT TRUSTEES
Frank S. Bayley....................................           None                  $10,001-$50,000
Bruce L. Crockett..................................           None                       $1-$10,000
Albert R. Dowden...................................           None                 $50,001-$100,000
Edward K. Dunn, Jr.(1).............................           None                    Over $100,000
Jack M. Fields(1)..................................           None                    Over $100,000
Carl Frischling(1).................................           None                    Over $100,000
Prema Mathai-Davis(1)..............................           None                    Over $100,000
Lewis F. Pennock...................................           None                 $50,001-$100,000
Ruth H. Quigley....................................           None                       $1-$10,000
Louis S. Sklar(1)..................................           None                    Over $100,000
INDEPENDENT NOMINEES
Bob R. Baker.......................................           None                             None
James T. Bunch.....................................           None                             None
Gerald J. Lewis....................................           None                             None
Larry Soll, Ph.D...................................           None                             None

---------------

(1) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   EXHIBIT H

          SHARES OUTSTANDING OF EACH CLASS OF YOUR FUND ON RECORD DATE

     As of June 25, 2003, there were the following number of shares outstanding of each class of your Fund:

CLASS A SHARES

     [ADD]

CLASS B SHARES

     [ADD]

CLASS C SHARES

     [ADD]

                                   EXHIBIT I

                        OWNERSHIP OF SHARES OF YOUR FUND

SIGNIFICANT HOLDERS

     Listed below is the name, address and percent ownership of each person who, as of July 25, 2003, to the best knowledge of Trust owned 5% or more of any class of the outstanding shares of your Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of your Fund is presumed to "control" your Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

                                                          CLASS OF    NUMBER OF     PERCENT OWNED
NAME AND ADDRESS                                           SHARES    SHARES OWNED    OF RECORD*
----------------                                          --------   ------------   -------------


---------------

* Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                   EXHIBIT J

                       OWNERSHIP OF SHARES OF BUYING FUND

SIGNIFICANT HOLDERS

     Listed below is the name, address and percent ownership of each person who, as of July 25, 2003, to the best knowledge of Buyer owned 5% or more of any class of the outstanding shares of Buying Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of Buying Fund is presumed to "control" Buying Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

                                                          CLASS OF    NUMBER OF     PERCENT OWNED
NAME AND ADDRESS                                           SHARES    SHARES OWNED    OF RECORD*
----------------                                          --------   ------------   -------------


---------------

* Buyer has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                                                      APPENDIX I

                                   AGREEMENT
                                      AND
                             PLAN OF REORGANIZATION
                                      FOR
                           AIM GLOBAL UTILITIES FUND,
                            A SEPARATE PORTFOLIO OF
                                AIM FUNDS GROUP
                                AUGUST 13, 2003

                               TABLE OF CONTENTS

                                                                                PAGE
                                                                                ----
ARTICLE 1  DEFINITIONS........................................................   I-1
SECTION 1.1.      Definitions.................................................   I-1

ARTICLE 2  TRANSFER OF ASSETS.................................................   I-4
SECTION 2.1.      Reorganization of Selling Fund..............................   I-4
SECTION 2.2.      Computation of Net Asset Value..............................   I-4
SECTION 2.3.      Valuation Date..............................................   I-4
SECTION 2.4.      Delivery....................................................   I-5
SECTION 2.5.      Termination of Series.......................................   I-5
SECTION 2.6.      Issuance of Buying Fund Shares..............................   I-5
SECTION 2.7.      Investment Securities.......................................   I-5
SECTION 2.8.      Liabilities.................................................   I-5

ARTICLE 3  REPRESENTATIONS AND WARRANTIES OF SELLER...........................   I-6
SECTION 3.1.      Organization; Authority.....................................   I-6
SECTION 3.2.      Registration and Regulation of Seller.......................   I-6
SECTION 3.3.      Financial Statements........................................   I-6
SECTION 3.4.      No Material Adverse Changes; Contingent Liabilities.........   I-6
SECTION 3.5.      Selling Fund Shares; Business Operations....................   I-6
SECTION 3.6.      Accountants.................................................   I-7
SECTION 3.7.      Binding Obligation..........................................   I-7
SECTION 3.8.      No Breaches or Defaults.....................................   I-7
SECTION 3.9.      Authorizations or Consents..................................   I-7
SECTION 3.10.     Permits.....................................................   I-8
SECTION 3.11.     No Actions, Suits or Proceedings............................   I-8
SECTION 3.12.     Contracts...................................................   I-8
SECTION 3.13.     Properties and Assets.......................................   I-8
SECTION 3.14      Taxes.......................................................   I-8
SECTION 3.15.     Benefit and Employment Obligations..........................   I-9
SECTION 3.16.     Brokers.....................................................   I-9
SECTION 3.17.     Voting Requirements.........................................   I-9
SECTION 3.18.     State Takeover Statutes.....................................   I-9
SECTION 3.19.     Books and Records...........................................   I-9
SECTION 3.20.     Prospectus and Statement of Additional Information..........   I-9
SECTION 3.21.     No Distribution.............................................   I-9
SECTION 3.22.     Liabilities of Selling Fund.................................   I-9
SECTION 3.23.     Value of Shares.............................................  I-10
SECTION 3.24.     Shareholder Expenses........................................  I-10
SECTION 3.25.     Intercompany Indebtedness; Consideration....................  I-10

ARTICLE 4  REPRESENTATIONS AND WARRANTIES OF BUYER............................  I-10
SECTION 4.1.      Organization; Authority.....................................  I-10
SECTION 4.2.      Registration and Regulation of Buyer........................  I-10
SECTION 4.3.      Financial Statements........................................  I-10

                                                                                PAGE
                                                                                ----
SECTION 4.4.      No Material Adverse Changes; Contingent Liabilities.........  I-10
SECTION 4.5.      Registration of Buying Fund Shares..........................  I-11
SECTION 4.6.      Accountants.................................................  I-11
SECTION 4.7.      Binding Obligation..........................................  I-11
SECTION 4.8.      No Breaches or Defaults.....................................  I-11
SECTION 4.9.      Authorizations or Consents..................................  I-12
SECTION 4.10.     Permits.....................................................  I-12
SECTION 4.11.     No Actions, Suits or Proceedings............................  I-12
SECTION 4.12      Taxes.......................................................  I-12
SECTION 4.13.     Brokers.....................................................  I-13
SECTION 4.14.     Representations Concerning the Reorganization...............  I-13
SECTION 4.15.     Prospectus and Statement of Additional Information..........  I-13
SECTION 4.16.     Value of Shares.............................................  I-13
SECTION 4.17.     Intercompany Indebtedness; Consideration....................  I-13

ARTICLE 5  COVENANTS..........................................................  I-14
SECTION 5.1.      Conduct of Business.........................................  I-14
SECTION 5.2.      Announcements...............................................  I-14
SECTION 5.3.      Expenses....................................................  I-14
SECTION 5.4.      Further Assurances..........................................  I-14
SECTION 5.5.      Notice of Events............................................  I-14
SECTION 5.6.      Access to Information.......................................  I-15
SECTION 5.7.      Consents, Approvals and Filings.............................  I-15
SECTION 5.8.      Submission of Agreement to Shareholders.....................  I-15
SECTION 5.9.      Delay of Consummation of Reorganization.....................  I-15

ARTICLE 6  CONDITIONS PRECEDENT TO THE REORGANIZATION.........................  I-15
SECTION 6.1.      Conditions Precedent of Buyer...............................  I-15
SECTION 6.2.      Mutual Conditions...........................................  I-16
SECTION 6.3.      Conditions Precedent of Seller..............................  I-17

ARTICLE 7  TERMINATION OF AGREEMENT...........................................  I-17
SECTION 7.1       Termination.................................................  I-17
SECTION 7.2.      Survival After Termination..................................  I-17

ARTICLE 8  MISCELLANEOUS......................................................  I-18
SECTION 8.1.      Survival of Representations, Warranties and Covenants.......  I-18
SECTION 8.2.      Governing Law...............................................  I-18
SECTION 8.3.      Binding Effect, Persons Benefiting, No Assignment...........  I-18
SECTION 8.4.      Obligations of Buyer and Seller.............................  I-18
SECTION 8.5.      Amendments..................................................  I-18
SECTION 8.6.      Enforcement.................................................  I-18
SECTION 8.7.      Interpretation..............................................  I-18
SECTION 8.8.      Counterparts................................................  I-19
SECTION 8.9.      Entire Agreement; Exhibits and Schedules....................  I-19

                                                                                PAGE
                                                                                ----
SECTION 8.10.     Notices.....................................................  I-19
SECTION 8.11.     Representations by Seller Investment Adviser................  I-19
SECTION 8.12.     Representations by Buyer Investment Adviser.................  I-19
SECTION 8.13.     Successors and Assigns; Assignment..........................  I-20

Exhibit A         Excluded Liabilities of Selling Fund
Schedule 2.1      Classes of Shares of Selling Fund and Corresponding Classes
                  of Shares of Buying Fund
Schedule 3.4      Certain Contingent Liabilities of Selling Fund
Schedule 3.5(d)   Permitted Restructurings and Redomestications of Funds
Schedule 4.4      Certain Contingent Liabilities of Buying Fund
Schedule 4.5(a)   Portfolios of Buyer
Schedule 4.5(b)   Classes of Shares of Buying Fund and Number of Shares of
                  Each Class Buyer is Authorized to Issue
Schedule 5.1      Permitted Combinations of Funds
Schedule 6.2(f)   Tax Opinions

                      AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION, dated as of August 13, 2003 (this "Agreement"), by and among AIM Funds Group, a Delaware statutory trust ("Seller"), acting on behalf of AIM Global Utilities Fund ("Selling Fund"), a separate series of Seller, INVESCO Sector Funds, Inc., a Maryland corporation ("Buyer"), acting on behalf of INVESCO Utilities Fund ("Buying Fund"), a separate series of Buyer, A I M Advisors, Inc., a Delaware corporation, and INVESCO Funds Group, Inc., a Delaware corporation.

                                   WITNESSETH

     WHEREAS, Seller is a management investment company registered with the SEC (as defined below) under the Investment Company Act (as defined below) that offers separate series of its shares representing interests in its investment portfolios, including Selling Fund, for sale to the public; and

     WHEREAS, Buyer is a management investment company registered with the SEC under the Investment Company Act that offers separate series of its shares representing interests in investment portfolios, including Buying Fund, for sale to the public; and

     WHEREAS, Buyer Investment Adviser (as defined below) provides investment advisory services to Buyer; and

     WHEREAS, Seller Investment Adviser (as defined below) provides investment advisory services to Seller; and

     WHEREAS, Selling Fund desires to provide for its reorganization through the transfer of all of its assets to Buying Fund in exchange for the assumption by Buying Fund of all of the Liabilities (as defined below) of Selling Fund and the issuance by Buyer of shares of Buying Fund in the manner set forth in this Agreement; and

     WHEREAS, this Agreement is intended to be and is adopted by the parties hereto as a Plan of Reorganization within the meaning of the regulations under
Section 368(a) of the Code (as defined below).

     NOW, THEREFORE, in consideration of the foregoing premises and the agreements and undertakings contained in this Agreement, Seller, Buyer, Buyer Investment Adviser and Seller Investment Adviser agree as follows:

                                   ARTICLE 1

                                  DEFINITIONS

     SECTION 1.1. Definitions. For all purposes in this Agreement, the following terms shall have the respective meanings set forth in this Section 1.1 (such definitions to be equally applicable to both the singular and plural forms of the terms herein defined):

     "Advisers Act" means the Investment Advisers Act of 1940, as amended, and all rules and regulations of the SEC adopted pursuant thereto.

     "Affiliated Person" means an affiliated person as defined in Section 2(a)(3) of the Investment Company Act.

     "Agreement" means this Agreement and Plan of Reorganization, together with all exhibits and schedules attached hereto and all amendments hereto and thereof.

     "Applicable Law" means the applicable laws of the state in which each of Buyer and Seller has been organized and shall include, as applicable, the Delaware Statutory Trust Act and the Maryland General Corporation Law.

     "Benefit Plan" means any material "employee benefit plan" (as defined in Section 3(3) of ERISA) and any material bonus, deferred compensation, incentive compensation, stock ownership, stock purchase, stock option, phantom stock, vacation, retirement, profit sharing, welfare plans or other plan, arrangement or understanding maintained or contributed to by Seller on behalf of Selling Fund, or otherwise providing benefits to any current or former employee, officer or director/trustee of Seller.

     "Buyer" means INVESCO Sector Funds, Inc., a Maryland corporation.

     "Buyer Counsel" means Kirkpatrick & Lockhart LLP.

     "Buyer Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of Buying Fund.

     "Buyer Investment Adviser" means INVESCO Funds Group, Inc.

     "Buyer Registration Statement" means the registration statement on Form N-1A of Buyer, as amended, 1940 Act Registration No. 811-03826.

     "Buying Fund" means INVESCO Utilities Fund, a separate series of Buyer.

     "Buying Fund Auditors" means PricewaterhouseCoopers LLP.

     "Buying Fund Financial Statements" means the audited financial statements of Buying Fund for the fiscal year ended March 31, 2003.

     "Buying Fund Shares" means shares of each class of Buying Fund issued pursuant to Section 2.6 of this Agreement.

     "Closing" means the transfer of the assets of Selling Fund to Buying Fund, the assumption of all of Selling Fund's Liabilities by Buying Fund and the issuance of Buying Fund Shares directly to Selling Fund Shareholders as described in Section 2.1 of this Agreement.

     "Closing Date" means October 27, 2003, or such other date as the parties may mutually agree upon.

     "Code" means the Internal Revenue Code of 1986, as amended, and all rules and regulations adopted pursuant thereto.

     "corresponding" means, when used with respect to a class of shares of Selling Fund or Buying Fund, the classes of their shares set forth opposite each other on Schedule 2.1.

     "Effective Time" means 8:00 a.m. Eastern Time on the Closing Date.

     "ERISA" means the Employee Retirement Income Security Act of 1974, as amended, and all rules or regulations adopted pursuant thereto.

     "Exchange Act" means the Securities Exchange Act of 1934, as amended, and all rules and regulations adopted pursuant thereto.

     "Exchangeability Date" means the first date on which Buyer Investment Adviser determines that shares of retail mutual funds advised by Buyer Investment Adviser and shares of retail mutual funds advised by Seller Investment Adviser generally may be exchanged for shares of the same or a similar class of each other.

     "Governing Documents" means the organic documents which govern the business and operations of each of Buyer and Seller and shall include, as applicable, the Charter, Amended and Restated Agreement and Declaration of Trust, Amended and Restated Bylaws and Bylaws.

     "Governmental Authority" means any foreign, United States or state government, government agency, department, board, commission (including the SEC) or instrumentality, and any court, tribunal or arbitrator of competent jurisdiction, and any governmental or non-governmental self-regulatory organization, agency or authority (including the NASD Regulation, Inc., the Commodity Futures Trading

Commission, the National Futures Association, the Investment Management Regulatory Organization Limited and the Office of Fair Trading).

     "Investment Company Act" means the Investment Company Act of 1940, as amended, and all rules and regulations adopted pursuant thereto.

     "Liabilities" means all of the liabilities of any kind of Selling Fund, including without limitation all liabilities included in the calculation of the net asset value per share of each class of Selling Fund Shares on the Closing Date, but not including the excluded liabilities set forth on Exhibit A.

     "Lien" means any pledge, lien, security interest, charge, claim or encumbrance of any kind.

     "Material Adverse Effect" means an effect that would cause a change in the condition (financial or otherwise), properties, assets or prospects of an entity having an adverse monetary effect in an amount equal to or greater than $50,000.

     "NYSE" means the New York Stock Exchange.

     "Permits" shall have the meaning set forth in Section 3.10 of this Agreement.

     "Person" means an individual or a corporation, partnership, joint venture, association, trust, unincorporated organization or other entity.

     "Reorganization" means the acquisition of the assets of Selling Fund by Buying Fund in consideration of the assumption by Buying Fund of all of the Liabilities of Selling Fund and the issuance by Buyer of Buying Fund Shares directly to Selling Fund Shareholders as described in this Agreement, and the termination of Selling Fund's status as a designated series of shares of Seller.

     "Required Shareholder Vote" means the lesser of (a) the affirmative vote of 67% or more of the voting securities of Selling Fund present or represented by proxy at the Shareholders Meeting, if the holders of more than 50% of the outstanding voting securities of Selling Fund are present or represented by proxy, or (b) the affirmative vote of more than 50% of the outstanding voting securities of Selling Fund.

     "Return" means any return, report or form or any attachment thereto required to be filed with any taxing authority.

     "SEC" means the United States Securities and Exchange Commission.

     "Securities Act" means the Securities Act of 1933, as amended, and all rules and regulations adopted pursuant thereto.

     "Seller" means AIM Funds Group, a Delaware statutory trust.

     "Seller Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of Selling Fund.

     "Seller Investment Adviser" means A I M Advisors, Inc.

     "Seller Registration Statement" means the registration statement on Form N-1A of Seller, as amended, 1940 Act Registration No. 811-01540.

     "Selling Fund" means AIM Global Utilities Fund, a separate series of
Seller.

     "Selling Fund Auditors" means PricewaterhouseCoopers LLP.

     "Selling Fund Financial Statements" means the audited financial statements of Selling Fund for the fiscal year ended December 31, 2002.

     "Selling Fund Shareholders" means the holders of record of the outstanding shares of each class of Selling Fund as of the close of regular trading on the NYSE on the Valuation Date.

     "Selling Fund Shares" means the outstanding shares of each class of Selling Fund.

     "Shareholders Meeting" means a meeting of the shareholders of Selling Fund convened in accordance with Applicable Law and the Governing Documents of Seller to consider and vote upon the approval of this Agreement and, in connection therewith, the sale of all of Selling Fund's assets and the termination of Selling Fund as a designated series of Seller.

     "Tax" means any tax or similar governmental charge, impost or levy (including income taxes (including alternative minimum tax and estimated tax), franchise taxes, transfer taxes or fees, sales taxes, use taxes, gross receipts taxes, value added taxes, employment taxes, excise taxes, ad valorem taxes, property taxes, withholding taxes, payroll taxes, minimum taxes, or windfall profit taxes), together with any related penalties, fines, additions to tax or interest, imposed by the United States or any state, county, local or foreign government or subdivision or agency thereof.

     "Termination Date" means December 31, 2003, or such later date as the parties may mutually agree upon.

     "Treasury Regulations" means the Federal income tax regulations adopted pursuant to the Code.

     "Valuation Date" shall have the meaning set forth in Section 2.2 of this Agreement.

                                   ARTICLE 2

                               TRANSFER OF ASSETS

     SECTION 2.1. Reorganization of Selling Fund. At the Effective Time, all of the assets of Selling Fund shall be delivered to Buyer Custodian for the account of Buying Fund in exchange for the assumption by Buying Fund of all of the Liabilities of Selling Fund and delivery by Buyer directly to the holders of record as of the Effective Time of the issued and outstanding shares of each class of Selling Fund of a number of shares of each corresponding class of Buying Fund, as set forth on Schedule 2.1 (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of Selling Fund so transferred, assigned and delivered, all determined and adjusted as provided in Section 2.2 below. Upon delivery of such assets, Buying Fund will receive good and marketable title to such assets free and clear of all Liens.

     SECTION 2.2.  Computation of Net Asset Value.

     (a) The net asset value per share of each class of Buying Fund Shares, and the value of the assets and the amount of the Liabilities of Selling Fund, shall, in each case, be determined as of the close of regular trading on the NYSE on the business day next preceding the Closing Date (the "Valuation Date").

     (b) The net asset value per share of each class of Buying Fund Shares shall be computed in accordance with the policies and procedures of Buying Fund as described in the Buyer Registration Statement.

     (c) The value of the assets and the amount of the Liabilities of Selling Fund to be transferred to Buying Fund pursuant to this Agreement shall be computed in accordance with the policies and procedures of Selling Fund as described in the Seller Registration Statement.

     (d) Subject to Sections 2.2(b) and (c) above, all computations of value regarding the assets and Liabilities of Selling Fund and the net asset value per share of each class of Buying Fund Shares to be issued pursuant to this Agreement shall be made by agreement of Seller and Buyer. The parties agree to use commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with their respective pricing policies and procedures.

     SECTION 2.3. Valuation Date. The share transfer books of Selling Fund will be permanently closed as of the close of business on the Valuation Date and only requests for the redemption of shares of Selling Fund received in proper form prior to the close of regular trading on the NYSE on the Valuation Date shall be accepted by Selling Fund. Redemption requests thereafter received by Selling Fund shall be deemed to be redemption requests for Buying Fund Shares of the corresponding class (assuming that the transactions contemplated by this Agreement have been consummated), to be distributed to Selling Fund Shareholders under this Agreement.

     SECTION 2.4.  Delivery.

     (a) No later than three (3) business days preceding the Closing Date, Seller shall instruct Seller Custodian to transfer all assets held by Selling Fund to the account of Buying Fund maintained at Buyer Custodian. Such assets shall be delivered by Seller to Buyer Custodian on the Closing Date. The assets so delivered shall be duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash held by Selling Fund shall be delivered on the Closing Date and shall be in the form of currency or wire transfer in Federal funds, payable to the order of the account of Buying Fund at Buyer Custodian.

     (b) If, on the Closing Date, Selling Fund is unable to make delivery in the manner contemplated by Section 2.4(a) of securities held by Selling Fund for the reason that any of such securities purchased prior to the Closing Date have not yet been delivered to Selling Fund or its broker, then Buyer shall waive the delivery requirements of Section 2.4(a) with respect to said undelivered securities if Selling Fund has delivered to Buyer Custodian by or on the Closing Date, and with respect to said undelivered securities, executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by Buyer or Buyer Custodian, including brokers' confirmation slips.

     SECTION 2.5. Termination of Series. Following receipt of the Required Shareholder Vote and as soon as reasonably practicable after the Closing Date, the status of Selling Fund as a designated series of Seller shall be terminated; provided, however, that the termination of Selling Fund as a designated series of Seller shall not be required if the Reorganization shall not have been consummated.

     SECTION 2.6. Issuance of Buying Fund Shares. At the Effective Time, Selling Fund Shareholders holding shares of a class of Selling Fund shall be issued that number of full and fractional shares of the corresponding class of Buying Fund having a net asset value equal to the net asset value of such shares of such class of Selling Fund held by Selling Fund Shareholders on the Valuation Date. All issued and outstanding shares of Selling Fund shall thereupon be canceled on the books of Seller. Seller shall provide instructions to the transfer agent of Buyer with respect to the shares of each class of Buying Fund to be issued to Selling Fund Shareholders. Buyer shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. Buyer shall record on its books the ownership of the shares of each class of Buying Fund by Selling Fund Shareholders and shall forward a confirmation of such ownership to Selling Fund Shareholders. No redemption or repurchase of such shares credited to former Selling Fund Shareholders in respect of Selling Fund Shares represented by unsurrendered share certificates shall be permitted until such certificates have been surrendered to Buyer for cancellation, or if such certificates are lost or misplaced, until lost certificate affidavits have been executed and delivered to Buyer.

     SECTION 2.7. Investment Securities. On or prior to the Valuation Date, Seller shall deliver a list setting forth the securities Selling Fund then owned together with the respective Federal income tax bases thereof and holding periods therefor. Seller shall provide to Buyer on or before the Valuation Date detailed tax basis accounting records for each security to be transferred to it pursuant to this Agreement. Such records shall be prepared in accordance with the requirements for specific identification tax lot accounting and clearly reflect the bases used for determination of gain and loss realized on the sale of any security transferred to Buying Fund hereunder. Such records shall be made available by Seller prior to the Valuation Date for inspection by the Treasurer (or his or her designee) or the auditors of Buyer upon reasonable request.

     SECTION 2.8. Liabilities. Selling Fund shall use reasonable best efforts to discharge all of its known liabilities, so far as may be possible, prior to the Closing Date.

                                   ARTICLE 3

                    REPRESENTATIONS AND WARRANTIES OF SELLER

     Seller, on behalf of Selling Fund, represents and warrants to Buyer as follows:

     SECTION 3.1. Organization; Authority. Seller is duly organized, validly existing and in good standing under Applicable Law, with all requisite corporate or trust power, as applicable, and authority to enter into this Agreement and perform its obligations hereunder.

     SECTION 3.2. Registration and Regulation of Seller. Seller is duly registered with the SEC as an investment company under the Investment Company Act and all Selling Fund Shares which have been or are being offered for sale have been duly registered under the Securities Act and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Seller to revoke or rescind any such registration or qualification. Selling Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Selling Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the Seller Registration Statement. The value of the net assets of Selling Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Selling Fund and all purchases and redemptions of Selling Fund Shares have been effected at the net asset value per share calculated in such manner.

     SECTION 3.3. Financial Statements. The books of account and related records of Selling Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited Selling Fund Financial Statements previously delivered to Buyer present fairly in all material respects the financial position of Selling Fund as of the date(s) indicated and the results of operations and changes in net assets for the period(s) then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period(s) then ended.

     SECTION 3.4. No Material Adverse Changes; Contingent Liabilities. Since the date of the most recent financial statements included in the Selling Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Selling Fund or the status of Selling Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Selling Fund or occurring in the ordinary course of business of Selling Fund or Seller. Except as set forth on Schedule 3.4, there are no contingent liabilities of Selling Fund not disclosed in the Selling Fund Financial Statements and no contingent liabilities of Selling Fund have arisen since the date of the most recent financial statements included in the Selling Fund Financial Statements.

     SECTION 3.5.  Selling Fund Shares; Business Operations.

     (a) Selling Fund Shares have been duly authorized and validly issued and are fully paid and non-assessable.

     (b) During the five-year period ending on the date of the Reorganization, neither Selling Fund nor any person related to Selling Fund (as defined in Section 1.368-1(e)(3) of the Treasury Regulations without regard to Section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of Selling Fund for consideration other than shares of Selling Fund, except for shares redeemed in the ordinary course of Selling Fund's business as an open-end investment company as required by the Investment Company Act, or (ii) made distributions with respect to Selling Fund's shares, except for (a) distributions necessary to satisfy the requirements of Sections 852 and 4982 of the Code for qualification as a regulated investment company and avoidance of excise tax liability and (b) additional distributions, to the extent such additional distributions do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in Selling Fund on the Effective Date.

     (c) At the time of its Reorganization, Selling Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire Selling Fund Shares, except for the right of investors to acquire Selling Fund Shares at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

     (d) From the date it commenced operations and ending on the Closing Date, Selling Fund will have conducted its historic business within the meaning of
Section 1.368-1(d)(2) of the Treasury Regulations in a substantially unchanged manner. In anticipation of its Reorganization, Selling Fund will not dispose of assets that, in the aggregate, will result in less than fifty percent (50%) of its historic business assets (within the meaning of Section 1.368-1(d)(3) of the Treasury Regulations) being transferred to Buying Fund; provided, however, that this Section 3.5(d) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d).

     (e) Seller does not have, and has not had during the six (6) months prior to the date of this Agreement, any employees, and shall not hire any employees from and after the date of this Agreement through the Closing Date.

     SECTION 3.6. Accountants. Selling Fund Auditors, which have reported upon the Selling Fund Financial Statements for the fiscal year or period, as applicable, ended on the date of the most recent financial statements included in the Selling Fund Financial Statements are independent public accountants as required by the Securities Act and the Exchange Act.

     SECTION 3.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by Seller on behalf of Selling Fund and, assuming this Agreement has been duly executed and delivered by Buyer and approved by the shareholders of Selling Fund, constitutes the legal, valid and binding obligation of Seller enforceable against Seller in accordance with its terms from and with respect to the revenues and assets of Selling Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors rights generally, or by general equity principles (whether applied in a court of law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

     SECTION 3.8. No Breaches or Defaults. The execution and delivery of this Agreement by Seller on behalf of Selling Fund and performance by Seller of its obligations hereunder has been duly authorized by all necessary corporate or trust action, as applicable, on the part of Seller, other than approval by the shareholders of Selling Fund, and (i) do not, and on the Closing Date will not, result in any violation of the Governing Documents of Seller and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Selling Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Seller is a party or by which it may be bound and which relates to the assets of Selling Fund or to which any property of Selling Fund may be subject; (B) any Permit (as defined below); or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Seller or any property of Selling Fund. Seller is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     SECTION 3.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date and those that must be made after the Closing Date to comply with Section 2.5 of this Agreement, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by Seller in connection with the due execution and delivery by Seller of this Agreement and the consummation by Seller of the transactions contemplated hereby.

     SECTION 3.10. Permits. Seller has in full force and effect all approvals, consents, authorizations, certificates, filings, franchises, licenses, notices, permits and rights of Governmental Authorities (collectively, "Permits") necessary for it to conduct its business as presently conducted as it relates to Selling Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Seller there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     SECTION 3.11.  No Actions, Suits or Proceedings.

     (a) There is no pending action, suit or proceeding, nor, to the knowledge of Seller, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against Seller before any Governmental Authority which questions the validity or legality of this Agreement or of the actions contemplated hereby or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

     (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Seller, threatened in writing or, if probable of assertion, orally, against Seller affecting any property, asset, interest or right of Selling Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Selling Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Seller's conduct of the business of Selling Fund affecting in any significant respect the conduct of such business. Seller is not, and has not been, to the knowledge of Seller, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Selling Fund.

     SECTION 3.12. Contracts. Seller is not in default under any contract, agreement, commitment, arrangement, lease, insurance policy or other instrument to which it is a party and which involves or affects the assets of Selling Fund, by which the assets, business, or operations of Selling Fund may be bound or affected, or under which it or the assets, business or operations of Selling Fund receives benefits, and which default could reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect, and, to the knowledge of Seller there has not occurred any event that, with the lapse of time or the giving of notice or both, would constitute such a default.

     SECTION 3.13. Properties and Assets. Selling Fund has good and marketable title to all properties and assets reflected in the Selling Fund Financial Statements as owned by it, free and clear of all Liens, except as described in the Selling Fund Financial Statements.

     SECTION 3.14.  Taxes.

     (a) Selling Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Selling Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. Selling Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of Selling Fund for treatment as a "regulated investment company" for tax purposes and (ii) eliminate any tax liability of Selling Fund arising by reason of undistributed investment company taxable income or net capital gain, Seller will declare on or prior to the Valuation Date to the shareholders of Selling Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing
(A) all of Selling Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended December 31, 2002 and for the short taxable year beginning on January 1, 2003 and ending on the Closing Date and (B) all of Selling Fund's net capital gain recognized in its taxable year ended December 31, 2002 and in such short taxable year (after reduction for any capital loss carryover).

     (b) Selling Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Selling Fund Financial Statements for all Taxes in respect of all periods ended on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Selling Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Selling Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

     SECTION 3.15. Benefit and Employment Obligations. As of the Closing Date, Selling Fund will have no obligation to provide any post-retirement or post-employment benefit to any Person, including but not limited to under any Benefit Plan, and will have no obligation to provide unfunded deferred compensation or other unfunded or self-funded benefits to any Person.

     SECTION 3.16. Brokers. No broker, finder or similar intermediary has acted for or on behalf of Seller in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with Seller or any action taken by it.

     SECTION 3.17. Voting Requirements. The Required Shareholder Vote is the only vote of the holders of any class of shares of Selling Fund necessary to approve this Agreement and, in connection therewith, the sale of all of Selling Fund's assets and the termination of Selling Fund as a designated series of Seller.

     SECTION 3.18. State Takeover Statutes. No state takeover statute or similar statute or regulation applies or purports to apply to this Agreement or any of the transactions contemplated by this Agreement.

     SECTION 3.19. Books and Records. The books and records of Seller relating to Selling Fund, reflecting, among other things, the purchase and sale of Selling Fund Shares, the number of issued and outstanding shares owned by each Selling Fund Shareholder and the state or other jurisdiction in which such shares were offered and sold, are complete and accurate in all material respects.

     SECTION 3.20. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Selling Fund as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     SECTION 3.21. No Distribution. Buying Fund Shares are not being acquired for the purpose of any distribution thereof, other than in accordance with the terms of this Agreement.

     SECTION 3.22. Liabilities of Selling Fund. The Liabilities of Selling Fund that are to be assumed by Buying Fund in connection with the Reorganization, or to which the assets of Selling Fund to be transferred in the Reorganization are subject, were incurred by Selling Fund in the ordinary course of its business. The fair market value of the assets of Selling Fund to be transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities to be assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets will be subject. The total adjusted basis of the assets of Selling Fund to be transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities to be assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets will be subject.

     SECTION 3.23. Value of Shares. The fair market value of the shares of each class of Buying Fund received by Selling Fund Shareholders in the Reorganization will be approximately equal to the fair market value of the shares of each corresponding class of Selling Fund constructively surrendered in exchange therefor.

     SECTION 3.24. Shareholder Expenses. Selling Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

     SECTION 3.25. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between Seller and Buyer that was issued or acquired, or will be settled, at a discount. No consideration other than Buying Fund Shares (and Buying Fund's assumption of Selling Fund's Liabilities, including for this purpose any liabilities to which the assets of Selling Fund are subject) will be given in exchange for the assets of Selling Fund acquired by Buying Fund in connection with the Reorganization.

                                   ARTICLE 4

                    REPRESENTATIONS AND WARRANTIES OF BUYER

     Buyer, on behalf of Buying Fund, represents and warrants to Seller as follows:

     SECTION 4.1. Organization; Authority. Buyer is duly organized, validly existing and in good standing under Applicable Law, with all requisite corporate or trust power, as applicable, and authority to enter into this Agreement and perform its obligations hereunder.

     SECTION 4.2. Registration and Regulation of Buyer. Buyer is duly registered with the SEC as an investment company under the Investment Company Act. Buying Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Buying Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Buyer Registration Statement. The value of the net assets of Buying Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Buying Fund and all purchases and redemptions of Buying Fund Shares have been effected at the net asset value per share calculated in such manner.

     SECTION 4.3. Financial Statements. The books of account and related records of Buying Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited Buying Fund Financial Statements previously delivered to Seller present fairly in all material respects the financial position of Buying Fund as of the date(s) indicated and the results of operations and changes in net assets for the period(s) then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period(s) then ended.

     SECTION 4.4. No Material Adverse Changes; Contingent Liabilities. Since the date of the most recent financial statements included in the Buying Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Buying Fund or the status of Buying Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Buying Fund or occurring in the ordinary course of business of Buying Fund or Buyer. There are no contingent liabilities of Buying Fund not disclosed in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles. Except as set forth on
Schedule 4.4, no contingent liabilities of Buying Fund have arisen since the date of the most recent financial statements included in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

     SECTION 4.5.  Registration of Buying Fund Shares.

     (a) The shares of Buyer are divided into those portfolios, including Buying Fund, that are set forth on Schedule 4.5(a).

     (b) Buying Fund currently has those classes of shares that are set forth on
Schedule 4.5(b). Under its Governing Documents, Buyer is authorized to issue the number of shares of each such class that is set forth on Schedule 4.5(b).

     (c) Buying Fund Shares to be issued pursuant to Section 2.6 shall on the Closing Date be duly registered under the Securities Act by a Registration Statement on Form N-14 of Buyer then in effect.

     (d) Buying Fund Shares to be issued pursuant to Section 2.6 are duly authorized and on the Closing Date will be validly issued and fully paid and non-assessable and will conform to the description thereof contained in the Registration Statement on Form N-14 then in effect. At the time of its Reorganization, Buying Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire shares of Buying Fund, except for the right of investors to acquire shares of Buying Fund at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

     (e) The combined proxy statement/prospectus (the "Combined Proxy Statement/Prospectus"), which forms a part of Buyer's Registration Statement on Form N-14, shall be furnished to the shareholders of Selling Fund entitled to vote at the Shareholders Meeting. The Combined Proxy Statement/Prospectus and related Statement of Additional Information of Buying Fund, when they become effective, shall conform to the applicable requirements of the Securities Act and the Investment Company Act and shall not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, provided, however, that no representation or warranty is made with respect to written information provided by Seller for inclusion in the Combined Proxy Statement/Prospectus.

     (f) The shares of Buying Fund which have been or are being offered for sale (other than the Buying Fund Shares to be issued in connection with the Reorganization) have been duly registered under the Securities Act by the Buyer Registration Statement and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Buyer to revoke or rescind any such registration or qualification.

     SECTION 4.6. Accountants. Buying Fund Auditors, which have reported upon the Buying Fund Financial Statements for the fiscal year or period, as applicable, ended on the date of the most recent financial statements included in the Buying Fund Financial Statements are independent public accountants as required by the Securities Act and the Exchange Act.

     SECTION 4.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by Buyer on behalf of Buying Fund and, assuming this Agreement has been duly executed and delivered by Seller, constitutes the legal, valid and binding obligation of Buyer, enforceable against Buyer in accordance with its terms from and with respect to the revenues and assets of Buying Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors' rights generally, or by general equity principles (whether applied in a court or law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

     SECTION 4.8. No Breaches or Defaults. The execution and delivery of this Agreement by Buyer on behalf of Buying Fund and performance by Buyer of its obligations hereunder have been duly authorized by all necessary corporate or trust action, as applicable, on the part of Buyer and (i) do not, and on the Closing Date will not, result in any violation of the Governing Documents of Buyer and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Buying Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Buyer is a party or by which it may be bound and which relates to the assets of Buying Fund or to which any properties of Buying Fund may be subject; (B) any Permit; or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Buyer or any property of Buying Fund. Buyer is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     SECTION 4.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by Buyer in connection with the due execution and delivery by Buyer of this Agreement and the consummation by Buyer of the transactions contemplated hereby.

     SECTION 4.10. Permits. Buyer has in full force and effect all Permits necessary for it to conduct its business as presently conducted as it relates to Buying Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Buyer there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     SECTION 4.11.  No Actions, Suits or Proceedings.

     (a) There is no pending action, suit or proceeding, nor, to the knowledge of Buyer, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against Buyer before any Governmental Authority which questions the validity or legality of this Agreement or of the transactions contemplated hereby, or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

     (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Buyer, threatened in writing or, if probable of assertion, orally, against Buyer, affecting any property, asset, interest or right of Buying Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Buying Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Buyer's conduct of the business of Buying Fund affecting in any significant respect the conduct of such business. Buyer is not, and has not been, to the knowledge of Buyer, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Buying Fund.

     SECTION 4.12.  Taxes.

     (a) Buying Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Buying Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. Buying Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

     (b) Buying Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Buying Fund Financial Statements for all Taxes in respect of all periods ending on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Buying Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Buying Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

     SECTION 4.13. Brokers. No broker, finder or similar intermediary has acted for or on behalf of Buyer in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with Buyer or any action taken by it.

     SECTION 4.14.  Representations Concerning the Reorganization.

     (a) Buyer has no plan or intention to reacquire any Buying Fund Shares issued in the Reorganization, except to the extent that Buying Fund is required by the Investment Company Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of its business as an open-end, management investment company.

     (b) Buying Fund has no plan or intention to sell or otherwise dispose of any of the assets of Selling Fund acquired in the Reorganization, other than in the ordinary course of its business and to the extent necessary to maintain its status as a "regulated investment company" under the Code; provided, however, that this Section 4.14(b) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d).

     (c) Following the Reorganization, Buying Fund will continue an "historic business" of Selling Fund or use a significant portion of Selling Fund's "historic business assets" in a business. For purposes of this representation, the terms "historic business" and "historic business assets" shall have the meanings ascribed to them in Section 1.368-1(d) of the Treasury Regulations; provided, however, that this Section 4.14(c) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d).

     (d) Prior to or in the Reorganization, neither Buying Fund nor any person related to Buying Fund (for purposes of this paragraph as defined in Section 1.368-1(e)(3) of the Treasury Regulations) will have acquired directly or through any transaction, agreement or arrangement with any other person, shares of Selling Fund with consideration other than shares of Buying Fund. There is no plan or intention by Buying Fund or any person related to Buying Fund to acquire or redeem any of the Buying Fund Shares issued in the Reorganization either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions in the ordinary course of Buying Fund's business as an open-end investment company as required by the Investment Company Act.

     SECTION 4.15. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Buying Fund as of the date on which it was issued does not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date does not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     SECTION 4.16. Value of Shares. The fair market value of the shares of each class of Buying Fund received by Selling Fund Shareholders in the Reorganization will be approximately equal to the fair market value of the shares of each corresponding class of Selling Fund constructively surrendered in exchange therefor.

     SECTION 4.17. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between Seller and Buyer that was issued or acquired, or will be settled, at a discount. No consideration other than Buying Fund Shares (and Buying Fund's assumption of Selling Fund's Liabilities, including for this purpose any liabilities to which the assets of Selling Fund are subject) will be given in exchange for the assets of Selling Fund acquired by Buying Fund in connection with the Reorganization. The fair market value of the assets of Selling Fund transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets are subject.

                                   ARTICLE 5

                                   COVENANTS

     SECTION 5.1.  Conduct of Business.

     (a) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), Seller shall conduct the business of Selling Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of Selling Fund in the ordinary course in all material respects; provided, however, that this Section 5.1(a) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d) or any of the combinations of funds set forth on
Schedule 5.1.

     (b) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), Buyer shall conduct the business of Buying Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of Buying Fund in the ordinary course in all material respects; provided, however, that this Section 5.1(b) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d) or any of the combinations of funds set forth on
Schedule 5.1.

     SECTION 5.2. Announcements. Seller and Buyer shall consult with each other before issuing any press release or otherwise making any public statements with respect to this Agreement and the transactions contemplated by this Agreement, and neither Seller nor Buyer shall issue any such press release or make any public statement without the prior written approval of the other party to this Agreement, such approval not to be unreasonably withheld, except as may be required by law.

     SECTION 5.3. Expenses. Selling Fund and AMVESCAP PLC, on behalf of either Buyer Investment Adviser or Seller Investment Adviser, shall each, respectively, bear one half of the costs and expenses incurred in connection with this Agreement and the Reorganization and other transactions contemplated hereby; provided that any such expenses incurred by or on behalf of Buying Fund or Selling Fund shall not be reimbursed or paid for by another Person unless those expenses are solely and directly related to the Reorganization.

     SECTION 5.4. Further Assurances. Each of the parties hereto shall execute such documents and other papers and perform such further acts as may be reasonably required to carry out the provisions hereof and the transactions contemplated hereby. Each such party shall, on or prior to the Closing Date, use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to the consummation of the Reorganization, including the execution and delivery of any documents, certificates, instruments or other papers that are reasonably required for the consummation of the Reorganization.

     SECTION 5.5. Notice of Events. Buyer shall give prompt notice to Seller, and Seller shall give prompt notice to Buyer, of (a) the occurrence or non-occurrence of any event which to the knowledge of Buyer or to the knowledge of Seller, the occurrence or non-occurrence of which would be likely to result in any of the conditions specified in (i) in the case of Seller, Sections 6.1 and 6.2 or (ii) in the case of Buyer, Sections 6.2 and 6.3, not being satisfied so as to permit the consummation of the Reorganization and (b) any material failure on its part, or on the part of the other party hereto of which it has knowledge, to comply with or satisfy any covenant, condition or agreement to be complied with or satisfied by it hereunder; provided, however, that the delivery of any notice pursuant to this Section 5.5 shall not limit or otherwise affect the remedies available hereunder to any party.

     SECTION 5.6.  Access to Information.

     (a) Seller will, during regular business hours and on reasonable prior notice, allow Buyer and its authorized representatives reasonable access to the books and records of Seller pertaining to the assets of Selling Fund and to officers of Seller knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of Seller.

     (b) Buyer will, during regular business hours and on reasonable prior notice, allow Seller and its authorized representatives reasonable access to the books and records of Buyer pertaining to the assets of Buying Fund and to officers of Buyer knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of Buyer.

     SECTION 5.7. Consents, Approvals and Filings. Each of Seller and Buyer shall make all necessary filings, as soon as reasonably practicable, including, without limitation, those required under the Maryland General Corporation Law, the Securities Act, the Exchange Act, the Investment Company Act and the Advisers Act, in order to facilitate prompt consummation of the Reorganization and the other transactions contemplated by this Agreement. In addition, each of Seller and Buyer shall use its reasonable best efforts, and shall cooperate fully with each other (i) to comply as promptly as reasonably practicable with all requirements of Governmental Authorities applicable to the Reorganization and the other transactions contemplated herein and (ii) to obtain as promptly as reasonably practicable all necessary permits, orders or other consents of Governmental Authorities and consents of all third parties necessary for the consummation of the Reorganization and the other transactions contemplated herein. Each of Seller and Buyer shall use reasonable efforts to provide such information and communications to Governmental Authorities as such Governmental Authorities may request.

     SECTION 5.8. Submission of Agreement to Shareholders. Seller shall take all action necessary in accordance with applicable law and its Governing Documents to convene the Shareholders Meeting. Seller shall, through its Board of Directors/Trustees, recommend to the shareholders of Selling Fund approval of this Agreement and, in connection therewith, the sale of all of Selling Fund's assets and the termination of Selling Fund as a designated series of Seller. Seller shall use its reasonable best efforts to hold a Shareholders Meeting as soon as practicable after the date hereof.

     SECTION 5.9. Delay of Consummation of Reorganization. The parties acknowledge and agree that if the Exchangeability Date has not occurred prior to the Closing Date, consummation of the Reorganization shall not occur on the Closing Date but instead shall be postponed until a mutually acceptable date occurring subsequent to the Exchangeability Date; provided, however, that in no event shall the consummation of the Reorganization occur on a date subsequent to the Termination Date. In the case of such postponement of the consummation of the Reorganization, the parties agree that the term "Closing Date" in this Agreement shall mean in each instance such mutually acceptable date subsequent to the Exchangeability Date as the parties may choose to consummate the Reorganization.

                                   ARTICLE 6

                   CONDITIONS PRECEDENT TO THE REORGANIZATION

     SECTION 6.1. Conditions Precedent of Buyer. The obligation of Buyer to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by Buyer.

     (a) The representations and warranties of Seller on behalf of Selling Fund set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the

Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

     (b) Seller shall have complied with and satisfied in all material respects all agreements and conditions relating to Selling Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

     (c) Buyer shall have received at the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of Seller, in such individual's capacity as an officer of Seller and not as an individual, to the effect that the conditions specified in Sections 6.1(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of Seller certifying as to the accuracy and completeness of the attached Governing Documents of Seller, and resolutions, consents and authorizations of or regarding Seller with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

     (d) The dividend or dividends described in the last sentence of Section 3.14(a) shall have been declared.

     (e) Buyer shall have received from Seller confirmations or other adequate evidence as to the tax costs and holding periods of the assets and property of Selling Fund transferred to Buying Fund in accordance with the terms of this Agreement.

     (f) To the extent applicable, Seller Investment Adviser shall have terminated or waived, in either case in writing, any rights to reimbursement from Selling Fund to which it is entitled for fees and expenses absorbed by Seller Investment Adviser pursuant to voluntary and contractual fee waiver or expense limitation commitments between Seller Investment Adviser and Selling Fund.

     SECTION 6.2. Mutual Conditions. The obligations of Seller and Buyer to consummate the Reorganization are subject to the satisfaction, at or prior to the Closing Date, of all of the following further conditions, any one or more of which may be waived in writing by Seller and Buyer, but only if and to the extent that such waiver is mutual.

     (a) All filings required to be made prior to the Closing Date with, and all consents, approvals, permits and authorizations required to be obtained on or prior to the Closing Date from Governmental Authorities in connection with the execution and delivery of this Agreement and the consummation of the transactions contemplated herein by Seller and Buyer shall have been made or obtained, as the case may be; provided, however, that such consents, approvals, permits and authorizations may be subject to conditions that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     (b) This Agreement, the Reorganization of Selling Fund and related matters shall have been approved and adopted at the Shareholders Meeting by the shareholders of Selling Fund on the record date by the Required Shareholder Vote.

     (c) The assets of Selling Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Selling Fund immediately prior to the Reorganization. For purposes of this Section 6.2(c), assets used by Selling Fund to pay the expenses it incurs in connection with this Agreement and the Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the Investment Company Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of Selling Fund's business as a series of an open-end management investment company) after the date of this Agreement shall be included as assets of Selling Fund held immediately prior to the Reorganization.

     (d) No temporary restraining order, preliminary or permanent injunction or other order issued by any Governmental Authority preventing the consummation of the Reorganization on the Closing Date shall be in effect; provided, however, that the party or parties invoking this condition shall use reasonable efforts to have any such order or injunction vacated.

     (e) The Registration Statement on Form N-14 filed by Buyer with respect to Buying Fund Shares to be issued to Selling Fund Shareholders in connection with the Reorganization shall have become effective under the Securities Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act.

     (f) Seller and Buyer shall have received on or before the Closing Date an opinion of Buyer Counsel in form and substance reasonably acceptable to Seller and Buyer, as to the matters set forth on Schedule 6.2(f). In rendering such opinion, Buyer Counsel may request and rely upon representations contained in certificates of officers of Seller, Buyer and others, and the officers of Seller and Buyer shall use their best efforts to make available such truthful certificates.

     SECTION 6.3. Conditions Precedent of Seller. The obligation of Seller to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by Seller.

     (a) The representations and warranties of Buyer on behalf of Buying Fund set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

     (b) Buyer shall have complied with and satisfied in all material respects all agreements and conditions relating to Buying Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

     (c) Seller shall have received on the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of Buyer, in such individual's capacity as an officer of Buyer and not as an individual, to the effect that the conditions specified in Sections 6.3(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of Buyer certifying as to the accuracy and completeness of the attached Governing Documents of Buyer and resolutions, consents and authorizations of or regarding Buyer with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

                                   ARTICLE 7

                            TERMINATION OF AGREEMENT

     SECTION 7.1. Termination. This Agreement may be terminated on or prior to the Closing Date as follows:

     (a) by mutual written consent of Seller and Buyer; or

     (b) at the election of Seller or Buyer, to be effectuated by the delivery by the terminating party to the other party of a written notice of such termination:

          (i) if the Closing Date shall not be on or before the Termination Date, unless the failure to consummate the Reorganization is the result of a willful and material breach of this Agreement by the party seeking to terminate this Agreement;

          (ii) if, upon a vote at the Shareholders Meeting or any final adjournment thereof, the Required Shareholder Vote shall not have been obtained as contemplated by Section 5.8; or

          (iii) if any Governmental Authority shall have issued an order, decree or ruling or taken any other action permanently enjoining, restraining or otherwise prohibiting the Reorganization and such order, decree, ruling or other action shall have become final and nonappealable.

     SECTION 7.2. Survival After Termination. If this Agreement is terminated in accordance with Section 7.1 hereof and the Reorganization of Selling Fund is not consummated, this Agreement shall become void and of no further force and effect with respect to the Reorganization and Selling Fund, except for the provisions of Section 5.3.

                                   ARTICLE 8

                                 MISCELLANEOUS

     SECTION 8.1. Survival of Representations, Warranties and Covenants. The representations and warranties in this Agreement, and the covenants in this Agreement that are required to be performed at or prior to the Closing Date, shall terminate upon the consummation of the transactions contemplated hereunder. The covenants in this Agreement that are required to be performed in whole or in part subsequent to the Closing Date shall survive the consummation of the transactions contemplated hereunder for a period of one (1) year following the Closing Date.

     SECTION 8.2. Governing Law. This Agreement shall be construed and interpreted according to the laws of the State of Delaware applicable to contracts made and to be performed wholly within such state.

     SECTION 8.3. Binding Effect, Persons Benefiting, No Assignment. This Agreement shall inure to the benefit of and be binding upon the parties hereto and the respective successors and assigns of the parties and such Persons. Nothing in this Agreement is intended or shall be construed to confer upon any entity or Person other than the parties hereto and their respective successors and permitted assigns any right, remedy or claim under or by reason of this Agreement or any part hereof. Without the prior written consent of the parties hereto, this Agreement may not be assigned by any of the parties hereto.

     SECTION 8.4.  Obligations of Buyer and Seller.

     (a) Seller and Buyer hereby acknowledge and agree that Buying Fund is a separate investment portfolio of Buyer, that Buyer is executing this Agreement on behalf of Buying Fund, and that any amounts payable by Buyer under or in connection with this Agreement shall be payable solely from the revenues and assets of Buying Fund.

     (b) Seller and Buyer hereby acknowledge and agree that Selling Fund is a separate investment portfolio of Seller, that Seller is executing this Agreement on behalf of Selling Fund and that any amounts payable by Seller under or in connection with this Agreement shall be payable solely from the revenues and assets of Selling Fund. Buyer further acknowledges and agrees that this Agreement has been executed by a duly authorized officer of Seller in his or her capacity as an officer of Seller intending to bind Seller as provided herein, and that no officer, trustee or shareholder of Seller shall be personally liable for the liabilities or obligation of Seller incurred hereunder. Finally, Buyer acknowledges and agrees that the liabilities and obligations of Selling Fund pursuant to this Agreement shall be enforceable against the assets of Selling Fund only and not against the assets of Seller generally or assets belonging to any other series of Seller.

     SECTION 8.5. Amendments. This Agreement may not be amended, altered or modified except by a written instrument executed by Seller and Buyer.

     SECTION 8.6. Enforcement. The parties agree irreparable damage would occur in the event that any of the provisions of this Agreement were not performed in accordance with their specific terms or were otherwise breached. It is accordingly agreed that the parties shall be entitled to an injunction or injunctions to prevent breaches of this Agreement and to enforce specifically the terms and provisions of this Agreement in any court of the United States or any state having jurisdiction, in addition to any other remedy to which they are entitled at law or in equity.

     SECTION 8.7. Interpretation. When a reference is made in this Agreement to a Section, Exhibit or Schedule, such reference shall be to a Section of, or an Exhibit or a Schedule to, this Agreement unless otherwise indicated. The table of contents and headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. Whenever the words "include," "includes" or "including" are used in this Agreement, they shall be deemed to be followed by the words "without limitation." Each representation and warranty contained in Article 3 or 4 that relates to a general category of a subject matter shall be deemed superseded by a specific representation and warranty relating to a subcategory thereof to the extent of such specific representation or warranty.

     SECTION 8.8. Counterparts. This Agreement may be executed in counterparts, each of which shall be deemed an original and each of which shall constitute one and the same instrument.

     SECTION 8.9. Entire Agreement; Exhibits and Schedules. This Agreement, including the Exhibits, Schedules, certificates and lists referred to herein, and any documents executed by the parties simultaneously herewith or pursuant thereto, constitute the entire understanding and agreement of the parties hereto with respect to the subject matter hereof and supersedes all other prior agreements and understandings, written or oral, between the parties with respect to such subject matter.

     SECTION 8.10. Notices. All notices, requests, demands and other communications hereunder shall be in writing and shall be deemed to have been duly given when delivered by hand or by overnight courier, two days after being sent by registered mail, return receipt requested, or when sent by telecopier (with receipt confirmed), provided, in the case of a telecopied notice, a copy is also sent by registered mail, return receipt requested, or by courier, addressed as follows (or to such other address as a party may designate by notice to the other):

          (a) If to Seller:

               AIM Funds Group
               11 Greenway Plaza, Suite 100
               Houston, Texas 77046-1173
               Attn: Kevin M. Carome

             with a copy to:

               Ballard Spahr Andrews & Ingersoll, LLP
               1735 Market Street, 51st Floor
               Philadelphia, PA 19103-7599
               Attn: Martha J. Hays

          (b) If to Buyer:

               INVESCO Sector Funds, Inc.
               4350 South Monaco Street
               Denver, Colorado 80237
               Attn: Glen A. Payne

             with a copy to:

               Kirkpatrick & Lockhart LLP
               1800 Massachusetts Avenue N.W., 2nd Floor
               Washington, D.C. 20036-1800
               Attn: Clifford J. Alexander

     SECTION 8.11. Representations by Seller Investment Adviser. In its capacity as investment adviser to Seller, Seller Investment Adviser represents to Buyer that to the best of its knowledge the representations and warranties of Seller and Selling Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.11, the best knowledge standard shall be deemed to mean that the officers of Seller Investment Adviser who have substantive responsibility for the provision of investment advisory services to Seller do not have actual knowledge to the contrary after due inquiry.

     SECTION 8.12. Representations by Buyer Investment Adviser. In its capacity as investment adviser to Buyer, Buyer Investment Adviser represents to Seller that to the best of its knowledge the representations and warranties of Buyer and Buying Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.12, the best knowledge standard shall be deemed to mean that the officers of Buyer Investment Adviser who have substantive responsibility for the provision of investment advisory services to Buyer do not have actual knowledge to the contrary after due inquiry.

     SECTION 8.13. Successors and Assigns; Assignment. This Agreement shall be binding upon and inure to the benefit of Seller, on behalf of Selling Fund, and Buyer, on behalf of Buying Fund, and their respective successors and assigns. The parties hereto expressly acknowledge and agree that this Agreement shall be binding upon and inure to the benefit of those Delaware statutory trusts that are the resulting entities in the permitted restructurings and redomestications of funds set forth on Schedule 3.5(d).

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed as of the day and year first above written.

                                          AIM FUNDS GROUP, acting on behalf of
                                          AIM GLOBAL UTILITIES FUND

                                          By:     /s/ ROBERT H. GRAHAM
                                            ------------------------------------

                                          INVESCO SECTOR FUNDS, INC., acting on
                                          behalf of INVESCO UTILITIES FUND

                                          By:   /s/ RAYMOND R. CUNNINGHAM
                                            ------------------------------------

                                          A I M ADVISORS, INC.

                                          By:    /s/ MARK H. WILLIAMSON
                                            ------------------------------------

                                          INVESCO FUNDS GROUP, INC.

                                          By:   /s/ RAYMOND R. CUNNINGHAM
                                            ------------------------------------

                                   EXHIBIT A

                      EXCLUDED LIABILITIES OF SELLING FUND

     None.

                                  SCHEDULE 2.1

                                                              CORRESPONDING CLASSES OF
CLASSES OF SHARES OF SELLING FUND                              SHARES OF BUYING FUND
---------------------------------                             ------------------------
Class A shares..............................................  Class A shares
Class B shares..............................................  Class B shares
Class C shares..............................................  Class C shares

                                  SCHEDULE 3.4

                 CERTAIN CONTINGENT LIABILITIES OF SELLING FUND

     None.

                                SCHEDULE 3.5(d)

             PERMITTED RESTRUCTURINGS AND REDOMESTICATIONS OF FUNDS

CURRENT FUNDS                                               CORRESPONDING NEW FUNDS
-------------                                               -----------------------
AIM ADVISOR FUNDS................................  AIM INVESTMENT SECURITIES FUNDS
  (DELAWARE STATUTORY TRUST)                         (DELAWARE STATUTORY TRUST)
AIM International Core Equity Fund...............  AIM International Core Equity Fund
AIM Real Estate Fund.............................  AIM Real Estate Fund

AIM INTERNATIONAL FUNDS, INC. ...................  AIM INTERNATIONAL MUTUAL FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
AIM European Growth Fund.........................  AIM European Growth Fund

INVESCO BOND FUNDS, INC..........................  AIM BOND FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO High Yield Fund..........................  INVESCO High Yield Fund
INVESCO Select Income Fund.......................  INVESCO Select Income Fund
INVESCO Tax-Free Bond Fund.......................  INVESCO Tax-Free Bond Fund
INVESCO U.S. Government Securities Fund..........  INVESCO U.S. Government Securities Fund

INVESCO COMBINATION STOCK & BOND FUNDS, INC. ....  AIM COMBINATION STOCK & BOND FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Balanced Fund............................  INVESCO Balanced Fund
INVESCO Total Return Fund........................  INVESCO Total Return Fund

INVESCO COUNSELOR SERIES FUNDS, INC..............  AIM COUNSELOR SERIES TRUST
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Advantage Fund...........................  INVESCO Advantage Fund

INVESCO INTERNATIONAL FUNDS, INC. ...............  AIM INTERNATIONAL MUTUAL FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO European Fund............................  INVESCO European Fund
INVESCO International Blue Chip Value Fund.......  INVESCO International Blue Chip Value Fund

INVESCO MONEY MARKET FUNDS, INC..................  AIM TREASURER'S SERIES TRUST
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Cash Reserves Fund.......................  INVESCO Cash Reserves Fund
INVESCO Tax-Free Money Fund......................  INVESCO Tax-Free Money Fund

INVESCO SECTOR FUNDS, INC........................  AIM SECTOR FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Energy Fund..............................  INVESCO Energy Fund
INVESCO Financial Services Fund..................  INVESCO Financial Services Fund
INVESCO Real Estate Opportunity Fund.............  INVESCO Real Estate Opportunity Fund
INVESCO Technology Fund..........................  INVESCO Technology Fund
INVESCO Telecommunications Fund..................  INVESCO Telecommunications Fund
INVESCO Utilities Fund...........................  INVESCO Utilities Fund

INVESCO STOCK FUNDS, INC. .......................  AIM STOCK FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Growth Fund..............................  INVESCO Growth Fund
INVESCO Growth & Income Fund.....................  INVESCO Growth & Income Fund
INVESCO Value Equity Fund........................  INVESCO Value Equity Fund

                                  SCHEDULE 4.4

                 CERTAIN CONTINGENT LIABILITIES OF BUYING FUND

     None.

                                SCHEDULE 4.5(a)

                              PORTFOLIOS OF BUYER

INVESCO Energy Fund

INVESCO Financial Services Fund

INVESCO Gold & Precious Metals Fund

INVESCO Health Sciences Fund

INVESCO Leisure Fund

INVESCO Real Estate Opportunity Fund

INVESCO Technology Fund

INVESCO Telecommunications Fund

INVESCO Utilities Fund

                                SCHEDULE 4.5(b)

                                                               NUMBER OF SHARES OF EACH CLASS
              CLASSES OF SHARES OF BUYING FUND                  BUYER IS AUTHORIZED TO ISSUE
              --------------------------------                 ------------------------------
Class A shares..............................................            100,000,000
Class B shares..............................................            100,000,000
Class C shares..............................................            100,000,000
Class K shares..............................................            100,000,000
Investor Class shares.......................................            100,000,000

                                  SCHEDULE 5.1

                        PERMITTED COMBINATIONS OF FUNDS

INVESCO Advantage Fund into AIM Opportunities III Fund

INVESCO Growth Fund into AIM Large Cap Growth Fund

INVESCO Growth & Income Fund into AIM Blue Chip Fund

INVESCO European Fund into AIM European Growth Fund

AIM International Core Equity Fund into INVESCO
  International Blue Chip Value Fund

AIM New Technology Fund into INVESCO Technology Fund

AIM Global Science and Technology Fund into INVESCO
  Technology Fund

INVESCO Telecommunications Fund into INVESCO Technology Fund

AIM Global Financial Services Fund into INVESCO Financial
  Services Fund

AIM Global Energy Fund into INVESCO Energy Fund

AIM Global Utilities Fund into INVESCO Utilities Fund

INVESCO Real Estate Opportunity Fund into AIM Real Estate
  Fund

INVESCO Tax-Free Bond Fund into AIM Municipal Bond Fund

INVESCO High Yield Fund into AIM High Yield Fund

INVESCO Select Income Fund into AIM Income Fund

INVESCO U.S. Government Securities Fund into AIM
  Intermediate Government Fund

INVESCO Cash Reserves Fund into AIM Money Market Fund

INVESCO Tax-Free Money Fund into AIM Tax-Exempt Cash Fund

INVESCO Balanced Fund into INVESCO Total Return Fund

INVESCO Value Equity Fund into AIM Large Cap Basic Value
  Fund

AIM Premier Equity Fund II into AIM Premier Equity Fund

                                SCHEDULE 6.2(f)

                                  TAX OPINIONS

     (i) The transfer of the assets of Selling Fund to Buying Fund in exchange solely for Buying Fund Shares distributed directly to Selling Fund Shareholders and Buying Fund's assumption of the Liabilities, as provided in the Agreement, will constitute a "reorganization" within the meaning of Section 368(a) of the Code and Selling Fund and Buying Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

     (ii) In accordance with Section 361(a) and Section 361(c)(1) of the Code, no gain or loss will be recognized by Selling Fund on the transfer of its assets to Buying Fund solely in exchange for Buying Fund Shares and Buying Fund's assumption of the Liabilities or on the distribution of Buying Fund Shares to Selling Fund Shareholders; provided that, no opinion is expressed as to the effect of the Reorganization on Selling Fund or any Selling Fund Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for Federal income tax purposes at the end of a taxable year (or on the termination or transfer of a taxpayer's rights (or obligations) with respect to such asset) under a mark-to-market system of accounting.

     (iii) In accordance with Section 1032 of the Code, no gain or loss will be recognized by Buying Fund upon the receipt of assets of Selling Fund in exchange for Buying Fund Shares issued directly to Selling Fund Shareholders.

     (iv) In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by Selling Fund Shareholders on the receipt of Buying Fund Shares in exchange for Selling Fund Shares.

     (v) In accordance with Section 362(b) of the Code, the basis to Buying Fund of the assets of Selling Fund will be the same as the basis of such assets in the hands of Selling Fund immediately prior to the Reorganization.

     (vi) In accordance with Section 358(a) of the Code, a Selling Fund Shareholder's basis for Buying Fund Shares received by the Selling Fund Shareholder will be the same as his or her basis for Selling Fund Shares exchanged therefor.

     (vii) In accordance with Section 1223(1) of the Code, a Selling Fund Shareholder's holding period for Buying Fund Shares will be determined by including such Selling Fund Shareholder's holding period for Selling Fund Shares exchanged therefor, provided that such Selling Fund Shareholder held such Selling Fund Shares as a capital asset.

     (viii) In accordance with Section 1223(2) of the Code, the holding period with respect to the assets of Selling Fund transferred to Buying Fund in the Reorganization will include the holding period for such assets in the hands of Selling Fund.

     (ix) In accordance with Section 381(a)(2) of the Code, Buying Fund will succeed to and take into account the items of Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381 through 384 of the Code and the Treasury Regulations thereunder.

                                                                     APPENDIX II

                           INVESCO SECTOR FUNDS, INC.

            INVESCO ENERGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
      INVESCO FINANCIAL SERVICES FUND--INVESTOR CLASS, CLASS A, B, C, AND K
       INVESCO HEALTH SCIENCES FUND--INVESTOR CLASS, CLASS A, B, C, AND K
           INVESCO LEISURE FUND--INVESTOR CLASS, CLASS A, B, C, AND K
          INVESCO TECHNOLOGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
      INVESCO TELECOMMUNICATIONS FUND--INVESTOR CLASS, CLASS A, B, C, AND K
     INVESCO GOLD & Precious Metals Fund--Investor Class, Class A, B, and C INVESCO Real Estate Opportunity Fund--Investor Class, Class A, B, and C
            INVESCO Utilities Fund--Investor Class, Class A, B, and C


     Supplement dated August 1, 2003 to the Prospectus dated August 1, 2003


                      INVESCO REAL ESTATE OPPORTUNITY FUND

The Board of Directors of INVESCO Sector Funds, Inc. ("Seller") unanimously approved, on June 9, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which INVESCO Real Estate Opportunity Fund ("Selling Fund"), a series of Seller, would transfer all of its assets and liabilities to AIM Real Estate Fund ("Buying Fund"), a series of AIM Advisor Funds (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to Selling Fund and A I M Advisors, Inc. ("AIM") serves as the investment advisor to Buying Fund. Both investment advisors are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of the various funds within The AIM Family of Funds(R) and the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds both within The AIM Family of Funds(R) and the INVESCO Family of Funds will allow AIM and INVESCO to concentrate on managing their core products.

In AMVESCAP's view, AIM has best developed the expertise and resources for managing funds with an investment objective and strategies similar to those of Selling Fund and should therefore manage the combined fund. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Directors of Seller, including the independent directors, has determined that the Reorganization is advisable and in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are similar. Selling Fund's investment objective is capital growth and income. Buying Fund's investment objective is high total return.

The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.

                              INVESCO TELECOMMUNICATIONS FUND

The Board of Directors of INVESCO Sector Funds, Inc. ("Seller") unanimously approved, on June 9, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which INVESCO Telecommunications Fund ("Selling Fund"), would transfer all of its assets and liabilities to INVESCO Technology Fund ("Buying Fund"), both of which are series of Seller (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to both Selling Fund and Buying Fund. The investment advisor is a wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of various funds within the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds within the INVESCO Family of Funds will allow INVESCO to concentrate on managing its core products.

AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Directors of Seller, including the independent directors, has determined that the Reorganization is advisable and in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are the same. Selling Fund's investment objective is capital growth and income. Buying Fund's investment objective is capital growth.

The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.

Effective August 18, 2003, the section of the Prospectus entitled "Fees And Expenses" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                           Investor Class    Class A          Class B       Class C       Class K
Maximum Front-End Sales Charge
  on purchases as a percentage of
  offering price                                None          5.50%            None          None          None

Maximum Contingent Deferred Sales
  Charge (CDSC) as a percentage of
  the lower of the total original cost or
  current market value of the shares            None          None(1)          5.00%(2)      1.00%(2)      None(1)

Maximum Sales Charge on reinvested
  dividends/distributions                       None          None             None          None          None

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) A 5% and 1% CDSC may
be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales

Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a CDSC of 1% of the lower of the total original cost or current market value of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares - Choosing A Share Class" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

In addition, you should also consider the factors below:

                           Investor
                           Class            Class A           Class B           Class C          Class K

Initial Sales Charge       None             5.50%             None              None             None

CDSC(1)                    None             1% on certain     1%-5% for         1% for shares    0.70% on certain
                                            purchases held    shares held       held less than   purchases
                                            less than 18      less than         12 months        held less than
                                            months            6 years                            12 months

12b-1 Fee                  0.25%            0.35%             1.00%             1.00%            0.45%

12b-1 Fee
(Utilities Fund Only)      0.25%            0.25%             1.00%             1.00%            None

Conversion                 No               No                Yes(2)            No               No

Purchase Order
Maximum                    None             None              $250,000          $1,000,000       None

(1) Please see the subsection entitled "Sales Charges" below and the section of the Funds' Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.
(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares - Sales Charges (Class A, B, C And K Only)" is amended to (i) delete the third, fourth, seventh, eighth, and tenth paragraphs in their entirety and (ii) substitute the following, respectively, in their place:

     CONTINGENT DEFERRED SALES CHARGE (CDSC) for Class A and Class K Shares. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. If your holding period is less than eighteen months, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account.

     CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to CDSC in the following percentages. If your holding period is less than six years for Class B shares and twelve months for Class C shares, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares.

     Year Since
     Purchase Made                  Class B           Class C

     First                          5%                1%
     Second                         4%                None
     Third                          3%                None
     Fourth                         3%                None
     Fifth                          2%                None
     Sixth                          1%                None
     Seventh and following          None(1)           None

     (1) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

     RIGHTS OF ACCUMULATION. You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C, or K) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

     LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of a Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

     You will not pay a CDSC:
          |X|  if you purchase less than $1,000,000 of Class A shares;
          |X| if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;
          |X| if you redeem Class B shares you held for more than six years; |X| if you redeem Class C shares you held for more than twelve
               months;
          |X| if you participate in the periodic withdrawal program and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
          |X| if you redeem shares acquired through reinvestment of dividends and distributions;
          |X| if you are a participant in a qualified retirement plan and redeem Class C shares or Class K shares in order to fund a distribution;
          |X| if you are a qualified plan investing in Class A shares or Class K shares and elect to forego any dealer concession;
          |X|  on increases in the net asset value of your shares;
          |X|  to pay account fees;
          |X| for IRA distributions due to death or disability or periodic distribution based on life expectancy;
          |X| to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
          |X| for redemptions following the death of a shareholder or beneficial owner.

Effective August 18, 2003, the section of the Prospectus entitled "How To Sell Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

     Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption depending how long you have held your shares. If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a CDSC of 1% of the lower of the total original cost or current market value of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."


                          INVESCO HEALTH SCIENCES FUND

Effective August 1, 2003, the section of the Prospectus entitled "Portfolio Managers" is amended to add:

ANDY SUMMERS is a Portfolio Manager for all INVESCO Health Sciences portfolios. Andy joined the INVESCO Health Sciences investment team in 1998. He is a CFA charterholder. Prior to joining INVESCO, Andy worked as an analyst assistant for Denver Investment Advisors. He received his master's degree in finance from the University of Wisconsin at Madison in 1998. He received his bachelor's degree in finance from the University of Wisconsin at Whitewater in 1996.


                             INVESCO TECHNOLOGY FUND

Effective August 1, 2003, the section of the Prospectus entitled "Portfolio Managers" is amended to add:

CHRIS DRIES is a Portfolio Manager for the INVESCO Technology Fund. Chris joined INVESCO in 1993, and was promoted to the investment division in 1995. He previously held the position of manager of investment operations for the investment division at INVESCO. Chris received his master's degree in finance from the University of Colorado at Denver and his bachelor's degree in finance from the University of Colorado at Boulder.

MICHELLE FENTON is a Portfolio Manager of INVESCO Dynamics Fund and INVESCO Mid-Cap Growth Fund. Michelle is also a Portfolio Manager for the INVESCO Technology Fund. She is a CFA charterholder. Michelle has more than eight years of investment industry experience. Before joining the investment division of INVESCO in 1998, Michelle worked at Berger Funds as an equity analyst. Prior to that, she was a research analyst at Smith Barney. Michelle received her bachelor's degree in finance from Montana State University.

PROSPECTUS | AUGUST 1, 2003
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO SECTOR
FUNDS, INC.

INVESCO ENERGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO FINANCIAL SERVICES FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO GOLD & PRECIOUS METALS FUND--INVESTOR CLASS, CLASS A, B, AND C INVESCO HEALTH SCIENCES FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO LEISURE FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO REAL ESTATE OPPORTUNITY FUND--INVESTOR CLASS, CLASS A, B AND C INVESCO TECHNOLOGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO TELECOMMUNICATIONS FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO UTILITIES FUND--INVESTOR CLASS, CLASS A, B, AND C

NINE MUTUAL FUNDS DESIGNED FOR INVESTORS SEEKING CAPITAL GROWTH THROUGH TARGETED INVESTMENT OPPORTUNITIES.

INVESTOR CLASS SHARES OFFERED BY THIS PROSPECTUS ARE OFFERED ONLY TO GRANDFATHERED INVESTORS. PLEASE SEE THE SECTION OF THE PROSPECTUS ENTITLED "HOW TO BUY SHARES."

CLASS A, B, AND C SHARES ARE SOLD PRIMARILY THROUGH FINANCIAL INTERMEDIARIES. CLASS K SHARES ARE SOLD TO QUALIFIED RETIREMENT PLANS, RETIREMENT SAVINGS PROGRAMS, EDUCATIONAL SAVINGS PROGRAMS, AND WRAP PROGRAMS PRIMARILY THROUGH FINANCIAL INTERMEDIARIES.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks....................2
Fund Performance...........................................5
Fees And Expenses.........................................10
Investment Risks..........................................14
Principal Risks Associated With The Funds.................14
Temporary Defensive Positions.............................16
Portfolio Turnover........................................16
Fund Management...........................................17
Portfolio Managers........................................17
Potential Rewards.........................................18
Share Price...............................................18
How To Buy Shares.........................................19
Your Account Services.....................................23
How To Sell Shares........................................24
Taxes.....................................................26
Dividends And Capital Gain Distributions..................26
Financial Highlights......................................27

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.


                           [INVESCO ICON] INVESCO(R)


The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime. INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Funds.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Funds.

This Prospectus contains important information about the Funds' Investor Class, Class A, B, C, and, if applicable, K shares. Class A, B, and C shares are sold primarily through financial intermediaries. Class K shares are sold to qualified retirement plans, retirement savings programs, educational savings programs, and wrap programs primarily through financial intermediaries. If you invest through a financial intermediary, please contact your financial intermediary or, with respect to Class K shares, your plan or program sponsor, for detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investment amounts, and fees and expenses). INVESCO Technology Fund also offers an additional class of shares through a separate Prospectus. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about the other class of Technology Fund's shares, contact A I M Distributors, Inc. ("ADI") at 1-800-347-4246.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON]  [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES, AND RISKS

FACTORS COMMON TO ALL THE FUNDS

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Funds seek capital growth; Real Estate Opportunity, Telecommunications, and Utilities Funds also attempt to earn income for you. The Funds are actively managed. They invest primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

Each Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies doing business in the economic sector described by its name. At any given time, 20% of each Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:
o At least 50% of its gross income or its net sales must come from activities in the sector;
o At least 50% of its assets must be devoted to producing revenues from the sector;
o or Based on other available information, we determine that its primary business is within the sector.

INVESCO uses a research oriented "bottom-up" investment approach to create each Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Funds emphasize companies that INVESCO believes are strongly managed and will generate above-average long-term capital appreciation.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. Value investing seeks securities, particularly stocks, that are currently undervalued by the market -- companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value. Through our value process, we seek to provide reasonably consistent returns over a variety of market cycles. Value-oriented funds typically will underperform growth-oriented funds when investor sentiment favors the growth investing style.

As sector funds, each portfolio is concentrated in a comparatively narrow segment of the economy. This means a Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Funds tend to be more volatile than other mutual funds, and the value of their portfolio investments and consequently the value of an investment in a Fund tend to go up and down more rapidly.

The Funds are subject to other principal risks, as applicable, such as market, foreign securities, liquidity, derivatives, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Funds." An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit

Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.

The Funds are concentrated in these sectors:

[KEY ICON]  INVESCO ENERGY FUND -- INVESTOR CLASS, CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies within the energy sector. These companies include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, alternative energy companies, and innovative energy technology companies.

Generally, we prefer to keep the Fund's investments divided among the four main energy subsectors: major oil companies, energy services, oil and gas exploration/production companies, and natural gas pipeline companies. We adjust portfolio weightings depending on current economic conditions. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may influence Fund returns and increase price fluctuations in the Fund's shares. The businesses in which we invest may be adversely affected by foreign government, federal, or state regulations on energy production, distribution, and sale.

[KEY ICON]  INVESCO FINANCIAL SERVICES FUND -- INVESTOR CLASS, CLASS A, B, C,
            AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies.

We place a greater emphasis on companies that are increasing their revenue streams along with their earnings. We seek companies that we believe can grow their revenues and earnings in a variety of interest rate environments -- although securities prices of financial services companies generally are interest rate sensitive. We seek companies with successful sales and marketing cultures and that leverage technologies in their operations and distribution. We adjust portfolio weightings depending on current economic conditions and relative valuations of securities.

This sector generally is subject to extensive governmental regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries.

[KEY ICON]  INVESCO GOLD & PRECIOUS METALS FUND -- INVESTOR CLASS, CLASS A, B,
            AND C

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in exploring for, mining, processing, or dealing and investing in gold, gold bullion, and other precious metals, such as silver, platinum, and palladium, as well as diamonds. The securities of these companies are highly dependent on the price of precious metals at any given time.

Fluctuations in the price of gold directly -- and often dramatically -- affect the profitability and market value of companies in this sector. Changes in political or economic climate for the two largest gold producers -- South Africa and the former Soviet Union -- may have a direct impact on the price of gold worldwide. Up to 10% at the time of purchase of the Fund's assets may be invested in gold bullion. The Fund's investments directly in gold bullion will earn no income return; appreciation in the market price of gold is the sole manner in which the Fund can realize gains on bullion investments. The Fund may have higher storage and custody costs in connection with its ownership of bullion than those associated with the purchase, holding and sale of more traditional types of investments.

The Fund primarily focuses on those gold companies that have the ability to increase production capacity at low costs, while having the potential to make major gold discoveries around the world. Additionally, we try to identify companies that leverage increasing gold prices; that is, companies that do not hedge gold prices on the market. While the Fund may take positions in mid- to small-sized exploration companies that may be more volatile than investments in large, more established companies, it will primarily focus on major gold stocks that are leaders in their fields. Up to 100% of the Fund's assets may be invested in foreign companies.

[KEY ICON]  INVESCO HEALTH SCIENCES FUND -- INVESTOR CLASS, CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies.

We focus on the dominant players in fast-growing therapeutic areas or companies on the verge of exciting medical breakthroughs. We seek companies with strong, commercially successful products as well as promising product pipelines. This strategy may lead us to invest in both well-established health care firms and faster-growing, more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the portfolio and represent core holdings in the Fund. The Fund also may invest in high growth, earlier stage companies whose future profitability could be dependent upon increasing market shares from one or a few key products. Such companies often have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices and could have an adverse impact upon the companies' future growth and profitability.

Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

[KEY ICON]  INVESCO LEISURE FUND -- INVESTOR CLASS, CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in the design, production, and distribution of products related to the leisure activities. These industries include, but are not limited to, hotels/gaming, publishing, advertising, beverages, audio/video, broadcasting-radio/TV, cable & satellite operators, cable & satellite programmers, motion pictures & TV, recreation services/entertainment, retail, and toys.

We seek firms that can grow their businesses regardless of the economic environment. INVESCO attempts to keep the portfolio well diversified across the leisure sector, adjusting portfolio weightings depending on prevailing economic conditions and relative valuations of securities. This sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos often are subject to high price volatility and are considered speculative. Video and electronic games are subject to risks of rapid obsolescence.

[KEY ICON]  INVESCO REAL ESTATE OPPORTUNITY FUND -- INVESTOR CLASS, CLASS A,
            B, AND C

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies doing business in the real estate industry, including real estate investment trusts ("REITS"), which invest in real estate or interests in real estate. No one property type will represent more than 50% of the Fund's total assets. The companies in which the Fund invests may also include, but are not limited to, real estate brokers, home builders or real estate developers, companies with substantial real estate holdings, and companies with significant involvement in the real estate industry or other real estate-related companies.

The real estate industry is highly cyclical, and the value of securities issued by companies doing business in that sector may fluctuate widely. The real estate industry -- and, therefore, the performance of the Fund -- is highly sensitive to national, regional and local economic conditions, interest rates, property taxes, overbuilding, decline in value of real estate, and changes in rental income. REITS are companies or trusts that own and/or operate income-producing real estate. Shares of REITS are publicly traded and are subject to the same risks as any other security, as well as risks specific to the real estate industry.

[KEY ICON]  INVESCO TECHNOLOGY FUND -- INVESTOR CLASS, CLASS A, B, C, AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

A core portion of the Fund's portfolio is invested in market-leading technology companies among various subsectors in the technology universe that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are leaders in their field and are believed to have a strategic advantage over many of their competitors. The remainder of the Fund's portfolio consists of faster-growing, more volatile technology companies that INVESCO believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

[KEY ICON]  INVESCO TELECOMMUNICATIONS FUND -- INVESTOR CLASS, CLASS A, B, C,
            AND K

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in the design, development, manufacture, distribution, or sale of communications services and equipment, and companies that are involved in supplying equipment or services to such companies. The telecommunications sector includes, but is not limited to, companies that offer telephone services, wireless communications, satellite communications, television and movie programming, broadcasting, and Internet access. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

We select stocks based on projected total return for individual companies, while also analyzing country specific factors that might affect stock performance or influence company valuation. Normally, the Fund will invest primarily in companies located in at least three different countries, although U.S. issuers will often dominate the portfolio. The Fund's portfolio emphasizes strongly managed market leaders, with a lesser weighting on smaller, faster growing companies that offer new products or services and/or are increasing their market share.

[KEY ICON]  INVESCO UTILITIES FUND --  INVESTOR CLASS, CLASS A, B, AND C

The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in utilities-related industries. These include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services, including local, long distance and wireless.

Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable.

Normally, INVESCO seeks to keep the portfolio divided among the electric utilities, natural gas, and telecommunications industries. Weightings within the various industry segments are continually monitored, and INVESCO adjusts the portfolio weightings depending on the prevailing economic conditions.

[GRAPH ICON]  FUND PERFORMANCE

Performance information in the bar charts below is that of the Funds' Investor Class shares, which has the longest operating history of the Funds' classes. Information included in the table is that of Investor Class, Class C, and, if applicable, Class K shares. Performance information for Class A and B shares is not shown in the table as those classes do not yet have a full calendar year of performance. Investor Class and Class A, B, C, and K returns would be similar because all classes of shares invest in the same portfolio of securities. The returns of the classes would differ, however, to the extent of differing levels of expenses. In this regard, the returns reflected in the bar charts and table reflect only the applicable total expenses of the class shown. If the effect of the other classes' total expenses were reflected, the returns would be lower than those shown because the other classes have higher total expenses.

The bar charts below show the Funds' Investor Class actual yearly performance (commonly known as their "total return") for the years ended December 31 over the past decade or since inception. The returns in the bar charts do not reflect a 12b-1 fee in excess of 0.25%, the sales charge for Class A shares, or the applicable contingent deferred sales charge (CDSC) for Class B or Class C shares; if they did, the total returns shown would be lower. The table below shows the pre-tax and after-tax average annual total returns of Investor Class and pre-tax average annual total returns for Class C shares, and, if applicable, Class K shares for various periods ended December 31, 2002 compared to the S&P 500 Index, the S&P 500 Financials Index with respect to Financial Services Fund, and the NAREIT -- Equity REIT Index with respect to Real Estate Opportunity Fund. The after-tax returns are shown only for the Investor Class shares. After-tax returns for other classes of shares offered in this Prospectus will vary.

After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption returns assume you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rates in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax returns shown are not relevant.

The information in the bar charts and table illustrates the variability of each Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how a Fund will perform in the future.

--------------------------------------------------------------------------------
                           ENERGY FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]
'93     '94      '95     '96     '97     '98       '99     '00     '01       '02
16.71%  (7.25%)  19.80%  38.84%  19.09%  (27.83%)  41.88%  58.17%  (16.81%)  (4.32)

--------------------------------------------------------------------------------
Best Calendar Qtr.    9/97    28.24%
Worst Calendar Qtr.   9/98   (18.34%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     FINANCIAL SERVICES FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                [GRAPHIC OMITTED]
'93     '94      '95     '96     '97     '98     '99    '00     '01       '02
18.52%  (5.89%)  39.81%  30.29%  44.79%  13.45%  0.73%  26.69%  (10.17%)  (15.56%)

--------------------------------------------------------------------------------
Best Calendar Qtr.    9/00    22.76%
Worst Calendar Qtr.   9/98   (18.20%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GOLD & PRECIOUS METALS FUND--
                                 INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                [GRAPHIC OMITTED]

'93     '94       '95     '96     '97       '98       '99      '00       '01     '02
72.47%  (27.85%)  12.72%  40.64%  (55.50%)  (22.54%)  (8.99%)  (12.98%)  17.12%  59.65%

--------------------------------------------------------------------------------
Best Calendar Qtr.     3/96    46.17%
Worst Calendar Qtr.   12/97   (37.51%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      HEALTH SCIENCES FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

'93     '94     '95     '96     '97     '98     '99    '00     '01       '02
(8.41%)  0.94%  58.89%  11.41%  18.46%  43.40%  0.59%  25.80%  (14.68%)  (25.24%)

--------------------------------------------------------------------------------
Best Calendar Qtr.    9/95    19.53%
Worst Calendar Qtr.   3/01   (22.91%)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                          LEISURE FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                [GRAPHIC OMITTED]

'93     '94      '95     '96    '97     '98     '99     '00      '01    '02
35.73%  (4.98%)  15.79%  9.08%  26.46%  29.78%  65.59%  (7.97%)  4.10%  (15.41%)
--------------------------------------------------------------------------------
Best Calendar Qtr.    12/99    25.59%
Worst Calendar Qtr.    9/01   (24.06%)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         REAL ESTATE OPPORTUNITY FUND--
                                 INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
================================================================================
                                [GRAPHIC OMITTED]

     1997       1998        1999        2000       2001        2002
     21.50%     (23.48%)    (5.50%)     24.72%     (1.91%)     5.81%
--------------------------------------------------------------------------------
Best Calendar Qtr.    9/97    14.19%
Worst Calendar Qtr.   9/98   (20.46%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         TECHNOLOGY FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]
'93     '94    '95     '96     '97    '98     '99      '00       '01       '02
15.03%  5.27%  45.80%  21.75%  8.85%  30.12%  144.94%  (22.77%)  (45.51%)  (47.22%)

--------------------------------------------------------------------------------
Best Calendar Qtr.    12/99    66.77%
Worst Calendar Qtr.    9/01   (41.44%)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                    TELECOMMUNICATIONS FUND--INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(4)
================================================================================
                                [GRAPHIC OMITTED]

  1995     1996     1997     1998     1999      2000       2001       2002
  27.37%   16.81%   30.29%   40.98%   144.28%   (26.91%)   (54.19%)   (50.96%)
--------------------------------------------------------------------------------
Best Calendar Qtr.    12/99    62.22%
Worst Calendar Qtr.    9/01   (41.40%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         UTILITIES FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                [GRAPHIC OMITTED]

'93     '94      '95     '96     '97     '98     '99     '00    '01       '02
21.20%  (9.94%)  25.25%  12.75%  24.38%  24.30%  19.88%  4.14%  (33.98%)  (22.29%)

--------------------------------------------------------------------------------
Best Calendar Qtr.    12/98    16.33%
Worst Calendar Qtr.    9/01   (23.67%)
--------------------------------------------------------------------------------

====================================================================================================================================
                                                                                                      AVERAGE ANNUAL TOTAL RETURN(5)
                                                                                                              AS OF 12/31/02
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                10 YEARS
                                                                1 YEAR                  5 YEARS            OR SINCE INCEPTION
INVESTOR CLASS
  Energy Fund(1),(2)
    Return Before Taxes                                         (4.32%)                   5.21%                   10.70%
    Return After Taxes on Distributions                         (4.32%)                   4.86%                    9.21%
    Return After Taxes on Distributions
      and Sale of Fund Shares                                   (2.65%)                   4.24%                    8.34%
  Gold & Precious Metals Fund(1),(2)
    Return Before Taxes                                         59.65%                    2.78%                    0.07%
    Return After Taxes on Distributions                         59.65%                    2.58%                   (1.25%)
    Return After Taxes on Distributions
         and Sale of Fund Shares                                36.62%                    2.12%                   (0.26%)
   Health Sciences Fund(1),(2)
     Return Before Taxes                                       (25.24%)                   2.97%                    8.42%
     Return After Taxes on Distributions                       (25.24%)                   0.99%                    6.14%
     Return After Taxes on Distributions
       and Sale of Fund Shares                                 (15.50%)                   2.36%                    6.54%
  Leisure Fund(1),(2)
    Return Before Taxes                                        (15.41%)                  11.73%                   13.63%
    Return After Taxes on Distributions                        (15.41%)                  10.02%                   11.35%
    Return After Taxes on Distributions
         and Sale of Fund Shares                                (9.46%)                   9.43%                   10.73%
  Technology Fund(1),(2)
    Return Before Taxes                                        (47.22%)                  (6.67%)                   5.18%
    Return After Taxes on Distributions                        (47.22%)                  (7.16%)                   2.46%

====================================================================================================================================
                                                                                                      AVERAGE ANNUAL TOTAL RETURN(5)
                                                                                                              AS OF 12/31/02
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                10 YEARS
                                                                1 YEAR                  5 YEARS            OR SINCE INCEPTION
    Return After Taxes on Distributions
      and Sale of Fund Shares                                  (28.99%)                  (4.64%)                   3.64%
  Utilities Fund(1),(2)
    Return Before Taxes                                        (22.29%)                  (4.46%)                   4.32%
    Return After Taxes on Distributions                        (23.10%)                  (5.55%)                   2.14%
    Return After Taxes on Distributions
         and Sale of Fund Shares                               (13.67%)                  (3.41%)                   2.79%
  S&P 500 Index(6)
    (reflects no deduction for fees, expenses
    or taxes)                                                  (22.09%)                  (0.58%)                   9.35%

  Financial Services Fund(1),(2)
    Return Before Taxes                                        (15.56%)                   1.89%                   12.44%
    Return After Taxes on Distributions                        (15.60%)                   0.59%                    9.48%
    Return After Taxes on Distributions
         and Sale of Fund Shares                                (9.53%)                   1.43%                    9.20%
  S&P 500 Index(6)
    (reflects no deduction for fees, expenses
    or taxes)                                                  (22.09%)                  (0.58%)                   9.35%
  S&P 500 Financials Index6
    (reflects no deduction for fees, expenses
    or taxes)                                                  (14.64%)                   2.53%                   14.08%

  Real Estate Opportunity Fund(1),(2)
    Return Before Taxes                                          5.81%                   (1.32%)                   2.17%(3)
    Return After Taxes on Distributions                          4.56%                   (3.55%)                  (0.55%)(3)
    Return After Taxes on Distributions
      and Sale of Fund Shares                                    3.58%                   (2.21%)                   0.35%(3)
  NAREIT-- Equity REIT Index(6)
    (reflects no deduction for fees, expenses
    or taxes)                                                    3.82%                    3.30%                    5.95%(3)

  Telecommunications Fund(1),(2)
    Return Before Taxes                                        (50.96%)                 (10.78%)                   1.69%(4)
    Return After Taxes on Distributions                        (50.96%)                 (11.09%)                   0.21%(4)
    Return After Taxes on Distributions
      and Sale of Fund Shares                                  (31.29%)                  (7.89%)                   1.12%(4)
  S&P 500 Index(6)
    (reflects no deduction for fees, expenses
    or taxes)                                                  (22.09%)                  (0.58%)                   9.96%(4)

CLASS C - RETURN BEFORE TAXES (INCLUDING CDSC)
  Energy Fund(1),(7)                                            (6.01%)                    N/A                     7.54%(8)
  Gold & Precious Metals Fund(1),(7)                            56.69%                     N/A                    19.78%(8)
  Health Sciences Fund(1),(7)                                  (27.28%)                    N/A                   (12.12%)(8)
  Leisure Fund(1),(7)                                          (17.21%)                    N/A                    (6.36%)(8)
  Technology Fund(1),(7)                                       (48.74%)                    N/A                   (44.62%)(8)

====================================================================================================================================
                                                                                                      AVERAGE ANNUAL TOTAL RETURN(5)
                                                                                                              AS OF 12/31/02
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                10 YEARS
                                                                1 YEAR                  5 YEARS            OR SINCE INCEPTION
  Telecommunications Fund(1),(7)                               (52.53%)                    N/A                   (49.61%)(8)
  Utilities Fund(1),(7)                                        (24.11%)                    N/A                   (23.09%)(8)
  S&P 500 Index(6)                                             (22.09%)                    N/A                   (13.19%)(8)

  Financial Services Fund(1),(7)                               (17.36%)                    N/A                     2.05%(8)
  S&P 500 Index(6)                                             (22.09%)                    N/A                   (13.19%)(8)
  S&P 500 Financials Index(6)                                  (14.64%)                    N/A                     4.45%(8)

  Real Estate Opportunity Fund(1),(7)                            3.94%                     N/A                     7.99%(8)
  NAREIT-- Equity REIT Index(6)                                  3.82%                     N/A                    15.58%(8)

CLASS K - RETURN BEFORE TAXES
  Energy Fund(1),(9)                                            (7.29%)                    N/A                    (4.04%)(10)
  Health Sciences Fund(1),(9)                                  (25.71%)                    N/A                   (17.67%)(10)
  Technology Fund(1),(9)                                       (47.20%)                    N/A                   (45.27%)(10)
  Telecommunications Fund(1),(9)                               (51.03%)                    N/A                   (51.38%)(10)
  S&P 500 Index(6)                                             (22.09%)                    N/A                   (16.32%)(10)

  Financial Services Fund(1),(9)                               (15.88%)                    N/A                    (8.84%)(10)
  S&P 500 Index(6)                                             (22.09%)                    N/A                   (16.32%)(10)
  S&P 500 Financials Index(6)                                  (14.64%)                    N/A                    (7.64%)(10)

  Leisure Fund(1),(9)                                          (15.52%)                    N/A                   (11.49%)(11)
  S&P 500 Index(6)                                             (22.09%)                    N/A                   (22.09%)(11)

(1)  Total return figures include reinvested dividends and capital gain distributions and the effect of each class's expenses.
(2)  Returns before taxes for Investor Class shares of Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure,
     Real Estate Opportunity, Technology, Telecommunications, and Utilities Funds year-to-date as of the calendar quarter ended June
     30, 2003 were 10.05%, 11.02%, 0.37%, 16.16%, 12.19%, 15.14%, 17.80%, 15.21%, and 9.35%, respectively.
(3)  The Fund (Investor Class shares) commenced investment operations on January 2, 1997. Index comparison begins on January 2,
     1997.
(4)  The Fund (Investor Class shares) commenced investment operations on August 1, 1994. Index comparison begins on August 1, 1994.
(5)  The total returns are for those classes of shares with a full calendar year of performance. If the effect of the other classes'
     total expenses, including 12b-1 fees, front-end sales charge for Class A, and CDSC for Class B were reflected, returns for those classes would be lower than those shown.
(6)  The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The S&P
     500 Financials Index is an unmanaged index that contains companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITs. The NAREIT --
     Equity REIT Index is an unmanaged index considered representative of the U.S. real estate investment trust equity market.
     Please keep in mind that the Indexes do not pay brokerage, management, administrative, or distribution expenses, all of which are paid by the classes and are reflected in their annual returns. Index returns also do not include sales charges or CDSCs that may be paid by the shareholder.
(7)  Returns before taxes, including CDSC, for Class C shares of Energy, Financial Services, Gold & Precious Metals, Health
     Sciences, Leisure, Real Estate Opportunity, Technology, Telecommunications, and Utilities Funds year-to-date as of the calendar quarter ended June 30, 2003 were 8.76%, 9.38%, (1.00%), 14.43%, 10.69%, 13.73%, 16.57%, 13.90%, and 7.72%, respectively.
(8)  Since inception of Class C shares on February 15, 2000. Index comparison begins on February 29, 2000.

(9)  Returns before taxes for Class K shares of Energy, Financial Services, Health Sciences, Leisure, Technology, and
     Telecommunications Funds year-to-date as of the calendar quarter ended June 30, 2003 were 10.01%, 11.00%, 15.74%, 11.82%,
     17.56%, and 15.06%, respectively.
(10) Since inception of Class K shares on December 1, 2000. Index comparisons begin on December 1, 2000.
(11) Since inception of Class K shares on December 17, 2001. Index comparison begins on December 31, 2001.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C, or, if applicable, Class K shares of the Funds. If you invest in the Funds through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT
                                                                Investor Class   Class A       Class B        Class C      Class K
Maximum Front-End Sales Charge
  on purchases as a percentage of
  offering price                                                    None          5.50%         None           None         None
Maximum Contingent Deferred
  Sales Charge (CDSC) as a percentage
  of the total original cost of the shares                          None         None(1)        5.00%(2)       1.00%(2)     None(1)
Maximum Sales Charge on reinvested
  dividends/distributions                                           None          None          None           None         None

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

ENERGY FUND                                                     Investor Class   Class A       Class B        Class C      Class K
Management Fees                                                     0.75%         0.75%         0.75%          0.75%        0.75%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%        0.45%
Other Expenses(4),(5)                                               0.69%         0.36%         0.66%(6)       0.78%(7)     4.16%(8)
                                                                    ----          ----          ----           ----         ----
Total Annual Fund Operating Expenses(4),(5)                         1.69%         1.46%         2.41%(6)       2.53%(7)     5.36%(8)
                                                                    ====          ====          ====           ====         ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         0.00%          0.00%        3.16%
Net Expenses(5),(9)                                                 1.69%         1.46%         2.41%(6)       2.53%(7)     2.20%(8)
                                                                    ====          ====          ====           ====         ====

FINANCIAL SERVICES FUND                                         Investor Class   Class A       Class B        Class C      Class K
Management Fees                                                     0.66%         0.66%         0.66%          0.66%        0.66%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%        0.45%
Other Expenses(4),(5)                                               0.49%         0.50%(10)     0.74%(6)       0.79%        1.02%(8)
                                                                    ----          ----          ----           ----         ----
Total Annual Fund Operating Expenses(4),(5)                         1.40%         1.51%(10)     2.40%(6)       2.45%        2.13%(8)
                                                                    ====          ====          ====           ====         ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         0.00%          0.00%        0.00%
Net Expenses(5),(9)                                                 1.40%         1.51%(10)     2.40%(6)       2.45%        2.13%(8)
                                                                    ====          ====          ====           ====         ====

GOLD & PRECIOUS METALS FUND                                     Investor Class   Class A       Class B        Class C
Management Fees                                                     0.75%         0.75%         0.75%          0.75%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%
Other Expenses(4),(5)                                               0.88%         1.01%(10)     0.43%          0.90%
                                                                    ----          ----          ----           ----
Total Annual Fund Operating Expenses(4),(5)                         1.88%         2.11%(10)     2.18%          2.65%
                                                                    ====          ====          ====           ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.01%         0.00%          0.00%
Net Expenses(5),(9)                                                 1.88%         2.10%(10)     2.18%          2.65%
                                                                    ====          ====          ====           ====

HEALTH SCIENCES FUND                                            Investor Class   Class A       Class B        Class C      Class K
Management Fees                                                     0.64%         0.64%         0.64%          0.64%        0.64%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%        0.45%
Other Expenses(4),(5)                                               0.55%         0.89%(10)     0.87%(6)       1.63%(7)     0.98%
                                                                    ----          ----          ----           ----         ----
Total Annual Fund Operating Expenses(4),(5)                         1.44%         1.88%(10)     2.51%(6)       3.27%(7)     2.07%
                                                                    ====          ====          ====           ====         ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         0.00%          0.52%        0.00%
Net Expenses(5),(9)                                                 1.44%         1.88%(10)     2.51%(6)       2.75%(7)     2.07%
                                                                    ====          ====          ====           ====         ====

LEISURE FUND                                                    Investor Class   Class A       Class B        Class C      Class K
Management Fees                                                     0.69%         0.69%         0.69%          0.69%        0.69%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%        0.45%
Other Expenses(4),(5)                                               0.56%         0.38%         0.54%(6)       0.75%        1.07%(8)
                                                                    ----          ----          ----           ----         ----
Total Annual Fund Operating Expenses(4),(5)                         1.50%         1.42%         2.23%(6)       2.44%        2.21%(8)
                                                                    ====          ====          ====           ====         ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         0.00%          0.00%        0.01%
Net Expenses(5),(9)                                                 1.50%         1.42%         2.23%(6)       2.44%        2.20%(8)
                                                                    ====          ====          ====           ====         ====

REAL ESTATE OPPORTUNITY FUND                                    Investor Class   Class A       Class B        Class C
Management Fees                                                     0.75%         0.75%         0.75%          0.75%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%
Other Expenses(4),(5)                                               1.43%(11)     0.56%         1.98%(6)       1.99%(7)
                                                                    ----          ----          ----           ----
Total Annual Fund Operating Expenses(4),(5)                         2.43%(11)     1.66%         3.73%(6)       3.74%(7)
                                                                    ====          ====          ====           ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         0.98%          0.99%
Net Expenses(5),(9)                                                 2.43%(11)     1.66%         2.75%(6)       2.75%(7)
                                                                    ====          ====          ====           ====

TECHNOLOGY FUND                                                 Investor Class   Class A       Class B        Class C      Class K
Management Fees                                                     0.60%         0.60%         0.60%          0.60%        0.60%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%        0.45%
Other Expenses(4),(5)                                               0.92%         0.56%(10)     1.14%(6)       2.35%(7)     1.44%(8)
                                                                    ----          ----          ----           ----
Total Annual Fund Operating Expenses(4),(5)                         1.77%         1.51%(10)     2.74%(6)       3.95%(7)     2.49%(8)
                                                                    ====          ====          ====           ====         ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         0.00%          1.20%        0.29%
Net Expenses(5),(9)                                                 1.77%         1.51%(10)     2.74%(6)       2.75%(7)     2.20%(8)
                                                                    ====          ====          ====           ====         ====

TELECOMMUNICATIONS FUND                                         Investor Class   Class A       Class B        Class C      Class K
Management Fees                                                     0.65%         0.65%         0.65%          0.65%        0.65%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.35%         1.00%          1.00%        0.45%
Other Expenses(4),(5)                                               1.86%(11)     0.66%        10.50%(6)       4.11%(7)     2.20%(8)
                                                                    ----          ----         -----           ----         ----
Total Annual Fund Operating Expenses(4),(5)                         2.76%(11)     1.66%        12.15%(6)       5.76%(7)     3.30%(8)
                                                                    ====          ====         =====           ====         ====
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         9.40%          3.01%        1.10%
Net Expenses(5),(9)                                                 2.76%(11)     1.66%         2.75%(6)       2.75%(7)     2.20%(8)
                                                                    ====          ====         =====           ====         ====

UTILITIES FUND                                                  Investor Class   Class A       Class B        Class C
Management Fees                                                     0.75%         0.75%         0.75%          0.75%
Distribution and Service (12b-1) Fees(3)                            0.25%         0.25%(12)     1.00%          1.00%
Other Expenses(4),(5)                                               0.90%(11)     0.64%(10)     0.94%(6)       1.95%(7)
                                                                    ----          ----          -----          ----
Total Annual Fund Operating Expenses(4),(5)                         1.90%(11)     1.64%(10),(12)2.69%(6)       3.70%(7)
Fee Waivers/Reimbursements(5),(9)                                   0.00%         0.00%         0.00%          0.95%
                                                                    ====          ====         =====           ====
Net Expenses(5),(9)                                                 1.90%(11)     1.64%(10),(12)2.69%(6)       2.75%(7)
                                                                    ====          ====         =====           ====

(1)  If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption. For qualified plans investing in Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. Please see the sections entitled "How to Buy Shares" and "How To Sell Shares."
(2)  A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy
     Shares."
(3)  Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of a
     Fund for a certain period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
(4)  Each Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under expense offset arrangements.
(5)  INVESCO is entitled to reimbursement from the classes for fees and expenses absorbed pursuant to voluntary and contractual expense limitation commitments between INVESCO and the Funds if such reimbursements do not cause a class to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitations may be changed at any time following consultation with the board of directors.
(6)  Certain expenses of Class B shares of Energy, Financial Services, Health Sciences, Leisure, Real Estate Opportunity,
     Technology, Telecommunications, and Utilities Funds were absorbed voluntarily by INVESCO pursuant to commitments between the
     Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Energy Fund's Class B shares' Other Expenses and Total Annual Fund

     Operating Expenses were 0.58% and 2.33%, respectively, of the Fund's average net assets attributable to Class B shares;
     Financial Services Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses were 0.43% and 2.09%, respectively, of the Fund's average net assets attributable to Class B shares; Health Sciences Fund's Class B shares' Other
     Expenses and Total Annual Fund Operating Expenses were 0.42% and 2.06%, respectively, of the Fund's average net assets attributable to Class B shares; Leisure Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses were
     0.45% and 2.14%, respectively, of the Fund's average net assets attributable to Class B shares; Real Estate Opportunity Fund's
     Class B shares' Other Expenses and Total Annual Fund Operating Expenses were 0.61% and 2.36%, respectively, of the Fund's average net assets attributable to Class B shares; Technology Fund's Class B shares' Other Expenses and Total Annual Fund
     Operating Expenses were 0.55% and 2.15%, respectively, of the Fund's average net assets attributable to Class B shares;
     Telecommunications Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses were 0.92% and 2.57%, respectively, of the Fund's average net assets attributable to Class B shares; and Utilities Fund's Class B shares' Other
     Expenses and Total Annual Fund Operating Expenses were 0.39% and 2.14%, respectively, of the Fund's average net assets attributable to Class B shares.
(7)  Certain expenses of Class C shares of Energy, Real Estate Opportunity, Technology, Telecommunications, and Utilities Funds were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. Certain expenses of Class C shares of Health Sciences Fund were absorbed by INVESCO pursuant to a contractual agreement between the Fund and INVESCO. After absorption, but excluding any expense offset arrangements, Energy Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.58%
     and 2.33%, respectively, of the Fund's average net assets attributable to Class C shares; Real Estate Opportunity Fund's Class
     C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.60% and 2.35%, respectively, of the Fund's average net assets attributable to Class C shares; Technology Fund's Class C shares' Other Expenses and Total Annual Fund Operating
     Expenses were 1.09% and 2.69%, respectively, of the Fund's average net assets attributable to Class C shares;
     Telecommunications Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.98% and 2.63%, respectively, of the Fund's average net assets attributable to Class C shares; and Utilities Fund's Class C shares' Other
     Expenses and Total Annual Fund Operating Expenses were 0.30% and 2.05%, respectively, of the Fund's average net assets attributable to Class C shares.
(8)  Certain expenses of Class K shares of Energy, Financial Services, and Telecommunications Funds were absorbed voluntarily by
     INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. Certain expenses of Class K shares of Leisure and Technology Funds were absorbed by
     INVESCO pursuant to contractual agreements between the Funds and INVESCO. After absorption, but excluding any expense offset arrangement, Energy Fund's Class K shares' Other Expenses and Total Annual Fund Operating Expenses were 0.87% and 2.07%, respectively, of the Fund's average net assets attributable to Class K shares; Financial Services Fund's Class K shares' Other
     Expenses and Total Annual Fund Operating Expenses were 0.67% and 1.78%, respectively, of the Fund's average net assets attributable to Class K shares; and Telecommunications Fund's Class K shares' Other Expenses and Total Annual Fund Operating
     Expenses were 0.96% and 2.06%, respectively, of the Fund's average net assets attributable to Class K shares.
(9)  To limit expenses, INVESCO has contractually obligated itself to waive fees and bear expenses through March 31, 2004 that would cause the ratio of expenses to average net assets to exceed 2.10% for Class A shares, 2.75% for each of Class B and Class C shares, and 2.20% for Class K shares.
(10) Certain expenses of Class A shares of Financial Services, Health Sciences, Technology, and Utilities Funds were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. Certain expenses of Class A shares of Gold & Precious Metals Fund were absorbed by INVESCO pursuant to a contractual agreement between the Fund and INVESCO. After absorption, but excluding any expense offset arrangements, Financial Services Fund's Class A shares' Other Expenses and Total Annual Fund Operating Expenses
     were 0.37% and 1.38%, respectively, of the Fund's average net assets attributable to Class A shares; Health Sciences Fund's
     Class A shares' Other Expenses and Total Annual Fund Operating Expenses were 0.42% and 1.41%, respectively, of the Fund's average net assets attributable to Class A shares; Technology Fund's Class A shares' Other Expenses and Total Annual Fund
     Operating Expenses were 0.52% and 1.47%, respectively, of the Fund's average net assets attributable to Class A shares; and
     Utilities Fund's Class A shares' Other Expenses and Total Annual Fund Operating Expenses were 0.41% and 1.41%, respectively, of the Fund's average net assets attributable to Class A shares.
(11) Certain expenses of Investor Class shares of Real Estate Opportunity, Telecommunications, and Utilities Funds were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Real
     Estate Opportunity Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.60% and 1.60%, respectively, of the Fund's average net assets attributable to Investor Class shares; Telecommunications Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.91% and 1.81%, respectively, of the Fund's average net assets attributable to Investor Class shares; and Utilities Fund's Investor Class shares' Other Expenses and Total Annual Fund
     Operating Expenses were 0.30% and 1.30%, respectively, of the Fund's average net assets attributable to Investor Class shares.
(12 )Effective July 1, 2003, the Distribution and Service (12b-1) Fees have been reduced from 0.35% to 0.25%. Total Annual Fund
     Operating Expenses have been restated for the current fiscal year end.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Investor Class, Class A, Class B, Class C, and, if applicable, Class K shares of the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Investor Class, Class A, Class B, Class C, or Class K shares of a Fund for the time periods indicated. Within each Example, there is an assumption that you redeem all of your shares at the end of those periods and that you keep your shares. The Example also assumes that your investment had a hypothetical 5% return each year, and that a Fund's Investor Class, Class A, Class B, Class C, and Class K shares' operating expenses remain the same. Although the actual costs and performance of a Fund's Investor Class, Class A, Class B, Class C, and Class K shares may be higher or lower, based on these assumptions your costs would be:

                                             1 year           3 years          5 years          10 years
ENERGY FUND
     Investor Class                          $172             $  533           $  918           $1,998
     Class A(1)                              $690             $  986           $1,304           $2,200
     Class B - With Redemption(1)            $744             $1,051           $1,485           $2,511(2)
     Class B - Without Redemption            $244             $  751           $1,285           $2,511(2)
     Class C - With Redemption1              $356             $  788           $1,345           $2,866
     Class C - Without Redemption            $256             $  788           $1,345           $2,866
     Class K(3)                              $223             $1,321           $2,411           $5,103

FINANCIAL SERVICES FUND
     Investor Class                          $143             $  443           $  766           $1,680
     Class A(1)                              $695             $1,001           $1,328           $2,252
     Class B - With Redemption(1)            $743             $1,048           $1,480           $2,515(2)
     Class B - Without Redemption            $243             $  748           $1,280           $2,515(2)
     Class C - With Redemption(1)            $348             $  764           $1,306           $2,786
     Class C - Without Redemption            $248             $  764           $1,306           $2,786
     Class K                                 $216             $  667           $1,144           $2,462

GOLD & PRECIOUS METALS FUND
     Investor Class                          $191             $  591           $1,016           $2,201
     Class A(1),(3)                          $751             $1,174           $1,621           $2,856
     Class B - With Redemption(1)            $721             $  982           $1,369           $2,496(2)
     Class B - Without Redemption            $221             $  682           $1,169           $2,496(2)
     Class C - With Redemption(1)            $368             $  823           $1,405           $2,983
     Class C - Without Redemption            $268             $  823           $1,405           $2,983

HEALTH SCIENCES FUND
     Investor Class                          $147             $  456           $  787           $1,724
     Class A(1)                              $730             $1,108           $1,510           $2,630
     Class B - With Redemption(1)            $754             $1,082           $1,535           $2,691(2)
     Class B - Without Redemption            $254             $  782           $1,335           $2,691(2)
     Class C - With Redemption(1),(3)        $378             $  958           $1,663           $3,532
     Class C - Without Redemption(3)         $278             $  958           $1,663           $3,532
     Class K                                 $210             $  649           $1,114           $2,400

LEISURE FUND
     Investor Class                          $153             $  474           $  818           $1,791
     Class A(1)                              $687             $  975           $1,284           $2,158
     Class B - With Redemption(1)            $726             $  997           $1,395           $2,361(2)
     Class B - Without Redemption            $226             $  697           $1,195           $2,361(2)
     Class C - With Redemption(1)            $347             $  761           $1,301           $2,776
     Class C - Without Redemption            $247             $  761           $1,301           $2,776
     Class K(3)                              $223             $  690           $1,184           $2,543

REAL ESTATE OPPORTUNITY FUND
     Investor Class                          $246             $  758           $1,296           $2,766
     Class A(1)                              $709             $1,045           $1,403           $2,407
     Class B - With Redemption(1),(3)        $778             $1,351           $2,043           $3,454(2)
     Class B - Without Redemption(3)         $278             $1,051           $1,843           $3,454(2)
     Class C - With Redemption(1),(3)        $378             $1,053           $1,847           $3,921
     Class C - Without Redemption(3)         $278             $1,053           $1,847           $3,921

TECHNOLOGY FUND
     Investor Class                          $180             $  557           $  959           $2,084
     Class A(1)                              $695             $1,001           $1,328           $2,252
     Class B - With Redemption(1)            $777             $1,150           $1,650           $2,773(2)
     Class B - Without Redemption            $277             $  850           $1,450           $2,773(2)
     Class C - With Redemption(1),(3)        $378             $1,094           $1,928           $4,089
     Class C - Without Redemption(3)         $278             $1,094           $1,928           $4,089
     Class K(3)                              $223             $  748           $1,300           $2,804

TELECOMMUNICATIONS FUND
     Investor Class                          $279             $  856           $1,459           $3,090
     Class A(1)                              $709             $1,045           $1,403           $2,407
     Class B - With Redemption(1),(3)        $778             $2,888           $4,780           $7,273(2)
     Class B - Without Redemption(3)         $278             $2,588           $4,580           $7,273(2)
     Class C - With Redemption(1),(3)        $378             $1,447           $2,598           $5,401
     Class C - Without Redemption(3)         $278             $1,447           $2,598           $5,401
     Class K(3)                              $223             $  913           $1,627           $3,520

UTILITIES FUND
     Investor Class                          $193             $  597           $1,026           $2,222
     Class A(1)                              $708             $1,039           $1,393           $2,387
     Class B - With Redemption(1)            $772             $1,135           $1,625           $2,768(2)
     Class B - Without Redemption            $272             $  835           $1,425           $2,768(2)
     Class C - With Redemption(1),(3)        $378             $1,045           $1,831           $3,889
     Class C - Without Redemption(3)         $278             $1,045           $1,831           $3,889


(1) Based on initial sales charge for Class A shares at the beginning of each period shown and CDSC charges for Class B and C shares based on redemption at the end of each period shown. Please see "How
    To Buy Shares."
(2) Assumes conversion of Class B to Class A at the end of the eighth year. Please see "How To Buy
    Shares."
(3) Class expenses remain the same for each period (except that the Example reflects the contractual expense reimbursements by INVESCO for the one-year period and the first year of the three-, five-, and ten-year periods).

[ARROWS ICON]  INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

[ARROWS ICON]  PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special risk factors discussed below associated with the Funds' policies in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of a Fund's investments. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. Energy, Financial Services, Health Sciences, Leisure, Real Estate Opportunity, Technology, and Utilities Funds may invest up to 25% of their respective assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. Foreign securities risks are potentially greater for Gold & Precious Metals and Telecommunications Funds, since those Funds have the ability to invest more than 25% of their respective assets in the securities of non-U.S. issuers.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events, or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LIQUIDITY RISK

A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

Options and futures are common types of derivatives that a Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. The use of options and futures may increase the performance of the Fund, but also may increase market risk. Other types of derivatives include swaps, caps, floors, and collars.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK

A Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable gain distributions to a Fund's shareholders.

                 ----------------------------------------------

Although each Fund generally invests in equity securities of companies in the economic sector described by its name, the Funds also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of any Fund's principal investment strategy, they may constitute a significant portion of a Fund's portfolio, thereby possibly exposing a Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                       RISKS                    APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS
  (ADRs)
These are securities issued      Market, Information,     All Funds
by U.S. banks that represent     Political, Regulatory,
shares of foreign corpora-       Diplomatic, Liquidity,
tions held by those banks.       and Currency Risks
Although traded in U.S.
securities markets and
valued in U.S. dollars, ADRs
carry most of the risks of
investing directly in
foreign securities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                       RISKS                    APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
FUTURES
A futures contract is an         Market, Liquidity,       Technology
agreement to buy or sell a       and Derivatives Risks    Telecommunications
specific amount of a
financial instrument (such
as an index option) at a
stated price on a stated
date. A Fund may use futures
contracts to pro- vide
liquidity and to hedge
portfolio value.
--------------------------------------------------------------------------------
OPTIONS
The obligation or right to       Information, Liquidity,  Technology
deliver or receive a             and Derivatives Risks    Telecommunications
security or other
instrument, index, or
commodity, or cash payment
depending on the price of
the underlying security or
the performance of an index
or other benchmark. Includes
options on specific
securities and stock
indices, and options on
stock index futures. May be
used in a Fund's portfolio
to provide liquidity and
hedge portfolio value.
--------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS
These may include forward        Counterparty, Currency,  Technology
contracts, swaps, caps,          Liquidity, Market, and   Telecommunications
floors, and collars. They        Regulatory Risks
may be used to try to manage
a Fund's foreign currency
exposure and other
investment risks, which can
cause its net asset value to
rise or fall. A Fund may use
these financial instruments,
commonly known as
"derivatives," to increase
or decrease its exposure to
changing securities prices,
interest rates, currency
exchange rates, or other
factors.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the       Counterparty Risk        All Funds
seller of a security agrees
to buy it back at an
agreed-upon price and time
in the future.
--------------------------------------------------------------------------------

[ARROWS ICON]  TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of a Fund by investing in securities that are highly liquid, such as high-quality money market instruments like shortterm U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of a Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON]  PORTFOLIO TURNOVER

We actively manage and trade the Funds' portfolios. Therefore, some of the Funds may have a higher portfolio turnover rate compared to many other mutual funds. The Funds with higher-than-average portfolio turnover rates for the fiscal year ended March 31, 2003, were:

Energy                             144%
Health Sciences                    179%
Real Estate Opportunity            248%
Technology                         107%(1)
Telecommunications                 137%(1)

(1) The increase in the Funds' portfolio turnover rates was greater than expected during the year due to active trading undertaken in response to market conditions.

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable capital gain distributions to a Fund's shareholders.

[INVESCO ICON]  FUND MANAGEMENT

INVESTMENT ADVISOR

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $318.5 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY M ANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMEICA, AND THE FAR EAST.

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Funds. INVESCO was founded in 1932 and manages over $17 billion for 2,848,927 shareholder accounts in 47 INVESCO mutual funds as of March 31, 2003. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

ADI is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO and ADI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended March 31, 2003.

--------------------------------------------------------------------------------
                                           ADVISORY FEE AS A PERCENTAGE OF
FUND                                  AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
Energy                                                  0.75%
Financial Services                                      0.66%
Gold & Precious Metals                                  0.75%
Health Sciences                                         0.64%
Leisure                                                 0.69%
Real Estate Opportunity                                 0.75%
Technology                                              0.60%
Telecommunications                                      0.65%
Utilities                                               0.75%
--------------------------------------------------------------------------------

[INVESCO ICON]  PORTFOLIO MANAGERS

The following individuals are primarily responsible for the daytoday management of their respective Fund's or Funds' portfolio holdings:

FUND                                             PORTFOLIO MANAGER
Energy                                           John S. Segner
Financial Services                               Joseph W. Skornicka
Gold & Precious Metals                           John S. Segner
Health Sciences                                  Thomas R. Wald
                                                 Andy Summers
Leisure                                          Mark D. Greenberg
Real Estate Opportunity                          Joe V. Rodriguez, Jr.
                                                 Mark Blackburn
                                                 James W. Trowbridge
Technology                                       William R. Keithler
                                                 Chris Dries
Telecommunications                               William R. Keithler
Utilities                                        Jeffrey G. Morris

MARK BLACKBURN, Portfolio Manager, has been responsible for INVESCO Real Estate Opportunity Fund since July 1, 2003. He has been responsible for A I M Real Estate Fund since 2000 and has been associated with the subadvisor and/or its affiliates since 1998. From 1995 to 1997, he was Senior Analyst and Associate Director of Research for Southwest Securities.

CHRIS DRIES is the Assistant Portfolio Manager for the INVESCO Technology Fund. Chris joined INVESCO in 1993, and was promoted to the investment division in 1995. He previously held the position of manager of investment operations for the investment division at INVESCO. Chris received his master's degree in finance from the University of Colorado at Denver and his bachelor's degree in finance from University of Colorado at Boulder.

MARK D. GREENBERG, a senior vice president of INVESCO, is the portfolio manager of Leisure Fund. Before joining INVESCO in 1996, Mark was a vice president and global media and entertainment analyst with Scudder, Stevens & Clark. He is a CFA charterholder. Mark holds a B.S.B.A. from Marquette University.

WILLIAM R. KEITHLER, Director of Sector Management and a senior vice president of INVESCO, is the lead portfolio manager of Technology Fund and heads the Technology Team at INVESCO. Before rejoining INVESCO in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin--Madison and a B.A. from Webster College.

JEFFREY G. MORRIS, a vice president of INVESCO, is the portfolio manager of Utilities Fund. Jeff joined INVESCO in 1991 and is a CFA charterholder. He holds an M.S. in Finance from the University of Colorado--Denver and a B.S. in Business Administration from Colorado State University.

JOE V. RODRIGUEZ, JR., (lead manager), Portfolio Manager, has been responsible for INVESCO Real Estate Opportunity Fund since July 1, 2003. He has been responsible for A I M Real Estate Fund since 1995 and has been associated with the subadvisor and/or its affiliates since 1990.

JOHN S. SEGNER, a senior vice president of INVESCO, is the portfolio manager of Energy and Gold & Precious Metals Funds. Before joining INVESCO in 1997, John was a managing director and principal with The Mitchell Group, Inc. He holds an M.B.A. in Finance from the University of Texas-Austin and a B.S. in Civil Engineering from the University of Alabama.

JOSEPH W. SKORNICKA, a vice president of INVESCO, is the portfolio manager of Financial Services Fund. Before joining INVESCO in 2001, Joe was a senior equity analyst and fund manager with Munder Capital Management and an assistant vice president for Comerica Incorporated. He is a CFA charterholder. Joe holds an M.B.A. from the University of Michigan and a B.A. from Michigan State University.

ANDY SUMMERS is an Assistant Portfolio Manager for all INVESCO Health Sciences portfolios. Andy joined the INVESCO Health Sciences investment team in 1998. He is a CFA charterholder. Prior to joining INVESCO, Andy worked as an analyst for Denver Investment Advisors. He received his master's degree in finance from the University of Wisconsin at Madison in 1998. He received hid bachelor's degree in finance from the University of Wisconsin at Whitewater in 1996.

JAMES W. TROWBRIDGE, Portfolio Manager, has been responsible for INVESCO Real Estate Opportunity Fund since July 1, 2003. He has been responsible for A I M Real Estate Fund since 1995 and has been associated with the subadvisor and/or its affiliates since 1989.

THOMAS R. WALD, a vice president of INVESCO, is the portfolio manager of Health Sciences Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a CFA charterholder. Tom holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

Effective July 1, 2003, Messrs. Blackburn, Rodriguez, and Trowbridge are dual employees of INVESCO Funds Group, Inc. (the "advisor") and INVESCO Institutional (N.A.) Inc. (the "subadvisor").

[INVESCO ICON]  POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Funds offer shareholders the potential to increase the value of their capital over time; Real Estate Opportunity, Telecommunications, and Utilities Funds also offer the opportunity for current income. Like most mutual funds, each Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. While each Fund invests in a single targeted market sector, each seeks to minimize risk by investing in many different companies.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:
o   are willing to grow their capital over the long-term (at least five years)
o can accept the additional risks and volatility associated with sector investing
o understand that shares of a Fund can, and likely will, have daily price fluctuations
o are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Funds if you are:
o primarily seeking current dividend income (although Real Estate Opportunity, Telecommunications, and Utilities Funds do seek to provide income in addition to capital growth)
o unwilling to accept potentially significant changes in the price of Fund shares
o   speculating on short-term fluctuations in the stock markets.

[INVESCO ICON]  SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- - FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time), except that securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by a Fund at the Nasdaq Official Closing Price provided by Nasdaq each business day. Shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Because their expenses vary, NAV is calculated separately for each class.

All purchases, sales, and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you, your financial intermediary, or your plan or program sponsor. Instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO receives instructions from you, your financial intermediary, or your plan or program sponsor after that time, the instructions will be processed at the NAV next calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation's Fund/SERV and Networking facilities must obtain their customers' permission for each transaction, and each financial institution retains responsibility to its customers for any errors or irregularities related to these transactions.

Foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell, or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Funds on that day.

[INVESCO ICON]  HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Funds offer multiple classes of shares. The chart in this section shows several convenient ways to invest in the shares of the Funds if you invest directly through INVESCO. If you invest in a Fund through a financial intermediary, please consult the financial intermediary, or with respect to Class K shares, the plan or program sponsor, for more information on how to purchase shares of a Fund. You may be charged a commission or transaction fee by the financial intermediary or plan or program sponsor for purchases of Fund shares.

With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the total original cost of the shares may be assessed. With respect to redemption of Class C shares held thirteen months or less, a CDSC of 1% of the total original cost of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. In determining whether a CDSC applies to a redemption from a non-qualified plan, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund - Class A, a series of INVESCO Money Market Funds, Inc. You will receive a confirmation of this transaction and may contact INVESCO to exchange into the fund you choose.

A share of each class represents an identical interest in a Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee, if applicable, and the other expenses payable by that class.

INVESCO reserves the right to increase, reduce, or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to a Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans.)

The following chart shows several ways to invest in a Fund if you invest directly through INVESCO.

METHOD                           INVESTMENT MINIMUM       PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                         $1,000 for regular       INVESCO does not
Mail to:                         accounts; $250 for an    accept cash, credit
INVESCO Funds Group, Inc.        IRA; $50 for each        cards, travelers'
P.O. Box 173706                  subsequent investment.   cheques, credit card
Denver, CO 80217-3706.                                    checks, instant loan
You may send your check by                                checks, money orders,
overnight courier to: 4350                                or third party checks
South Monaco Street Denver,                               unless they are from
CO 80237.                                                 another financial
                                                          institution related to
                                                          a retirement plan
                                                          transfer.
--------------------------------------------------------------------------------
BY WIRE                          $1,000 for regular
You may send your payment by     accounts; $250 for an
bank wire (call                  IRA; $50 for each
1-800-525-8085 for               subsequent investment.
instructions).
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH            $1,000 for regular       You must provide your
Call 1-800-525-8085 to           accounts; $250 for an    bank account
request your purchase. Upon      IRA; $50 for each        information to INVESCO
your telephone instructions,     subsequent investment.   prior to using this
INVESCO will move money from                              option.
your designated bank/ credit
union checking or savings
account in order to purchase
shares.
--------------------------------------------------------------------------------
BY INTERNET (INVESTOR CLASS -    $1,000 for regular       You will need a Web
GRANDFATHERED INVESTORS ONLY)    accounts; $250 for an    browser to use this
Go to the INVESCO Web site       IRA; $50 for each        service. Internet
at invescofunds.com.             subsequent investment.   transactions are
                                                          limited to a maximum
                                                          of $25,000.
--------------------------------------------------------------------------------
REGULAR INVESTING WITH EASIVEST  $50 per month for        Like all regular
OR DIRECT PAYROLL PURCHASE       EasiVest; $50 per pay    investment plans,
You may enroll on your fund      period for Direct        neither EasiVest nor
application, or call us for      Payroll Purchase. You    Direct Payroll
a separate form and more         may start or stop your   Purchase ensures a
details. Investing the same      regular investment       profit or protects
amount on a monthly basis        plan at any time, with   against loss in a
allows you to buy more           two weeks' notice to     falling market.
shares when prices are low       INVESCO.                 Because you'll invest
and fewer shares when prices                              continually,
are high. This "dollar cost                               regardless of varying
averaging" may help offset                                price levels, consider
market fluctuations. Over a                               your financial ability
period of time, your average                              to keep buying through
cost per share may be less                                low price levels. And
than the actual average net                               remember that you will
asset value per share.                                    lose money if you
                                                          redeem your shares
                                                          when the market value
                                                          of all your shares is
                                                          less than their cost.
--------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE         $50 for subsequent       You must provide your
WITH ACH                         investments.             bank account
Automated transactions by                                 information to INVESCO
telephone are available for                               prior to using this
subsequent purchases and                                  option. Automated
exchanges 24 hours a day.                                 transactions are
Simply call 1-800-424-8085.                               limited to a maximum
                                                          of $25,000.
--------------------------------------------------------------------------------

METHOD                           INVESTMENT MINIMUM       PLEASE REMEMBER
--------------------------------------------------------------------------------
BY EXCHANGE                      $1,000 for regular       See "Exchange Policy."
Between the same class of        accounts; $250 for an
any two INVESCO funds. Call      IRA; $50 for each
1-800-525-8085 for               subsequent investment.
prospectuses of other
INVESCO funds. Exchanges may
be made by phone or at our
Web site at
invescofunds.com. You may
also establish an automatic
monthly exchange service
between two INVESCO funds;
call us for further details
and the correct form.

GRANDFATHERED INVESTORS. Investor Class shares of a Fund can be purchased only by:
o Persons or entities who had established an account in any of the funds managed and distributed by INVESCO (the "INVESCO Funds") in Investor Class shares prior to April 1, 2002 and have continuously maintained such account in Investor Class shares since April 1, 2002;
o Any person or entity listed in the account registration for any INVESCO Funds account in Investor Class shares that has been established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians, and designated beneficiaries;
o Customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with INVESCO and/or any of the INVESCO Funds' Investor Class shares prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002;
o  Defined benefit, defined contribution, and deferred compensation plans; and
o INVESCO employees, INVESCO Funds directors, AMVESCAP employees, AMVESCAP directors, and their immediate families.

For more detailed information about eligibility, please call 1-800-525-8085. If you hold INVESCO Funds Investor Class shares through a broker/dealer or other financial institution, your eligibility to purchase Investor Class shares may differ depending on that institution's policies.

EXCHANGE POLICY. You may exchange your shares in any of the Funds for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

You will not pay a sales charge when exchanging Class B shares for other Class B shares, Class C shares for other Class C shares, or Class K shares for other Class K shares. If you make an exchange involving Class B, Class C, or Class K shares, the amount of time you held the original shares will be added to the holding period of the Class B, Class C, or Class K shares, respectively, into which you exchanged for the purpose of calculating any CDSC that may be assessed upon a subsequent redemption.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o  You may make up to four exchanges out of each Fund per twelve-month period.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least sixty days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Your financial intermediary can help you decide among the various classes. Please contact your financial intermediary for several convenient ways to invest in a Fund. Class A, B, C, and K shares of the Funds are available primarily through financial intermediaries.

In addition, you should also consider the factors below:

                                    Investor Class       Class A                  Class B          Class C           Class K
                                    --------------       -------                  -------          -------           -------
Initial Sales Charge                None                 5.50%                    None             None              None

CDSC(1)                             None                 1% on certain            1%-5% for        1% for            0.70% on cer-
                                                         purchases held           shares held      shares held       tain purchases
                                                         less than 18 months      less than 6      less than 13      held less than
                                                                                  years            months            12 months

12b-1 Fee                           0.25%                0.35%                    1.00%            1.00%             0.45%

12b-1 Fee (Utilities Fund only)(3)  0.25%                0.25%                    1.00%            1.00%             0.45%

Conversion                          No                   No                       Yes(2)           No                No

Purchase Order Maximum              None                 None                     $250,000         $1,000,000        None

(1) Please see the subsection entitled "Sales Charges" below and the section of the Funds' Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.
(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to
    Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.
(3) Effective July 1, 2003.

INTERNET TRANSACTIONS (INVESTOR CLASS - GRANDFATHERED INVESTORS ONLY). Investors may open new accounts and exchange and redeem Investor Class shares of any INVESCO fund through the INVESCO Web site. To use this service, you will need a web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to use the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account, and any Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a limit of $25,000 on Internet purchase and redemption transactions. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

INVESCO employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption, and other precautions reasonably designed to protect the integrity, confidentiality, and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security number, and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any INVESCO fund will be liable for any loss, liability, cost, or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.

SALES CHARGES (CLASS A, B, C, AND K ONLY)

Sales charges on Class A shares of the Funds are detailed below. As used below, the term "offering price" with respect to Class A shares includes the initial sales charge.

INITIAL SALES CHARGES. Class A shares of the Funds are subject to the following initial sales charges:

                                                      Investor's Sales Charge
Amount of investment                                As a % of         As a % of
in a single transaction                             offering price    investment

Less than                               $25,000         5.50%           5.82%
$25,000               but less than     $50,000         5.25%           5.54%
$50,000               but less than     $100,000        4.75%           4.99%
$100,000              but less than     $250,000        3.75%           3.90%
$250,000              but less than     $500,000        3.00%           3.09%
$500,000              but less than     $1,000,000      2.00%           2.04%
$1,000,000 or more                                      NAV             NAV

CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A AND CLASS K SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. If your holding period is less than eighteen months, the CDSC may be assessed on the amount of the total original cost of the shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account.

CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages. If your holding period is less than six years for Class B shares and thirteen months for Class C shares, the CDSC may be assessed on the amount of the total original cost of the shares.

Year Since
Purchase Made                            Class B                    Class C

First                                    5%                         1%(1)
Second                                   4%                         None
Third                                    3%                         None
Fourth                                   3%                         None
Fifth                                    2%                         None
Sixth                                    1%                         None
Seventh and following                    None(2)                    None

(1) The first year will consist of the first thirteen months.
(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

     REDUCED SALES CHARGES. You may be eligible to buy Class A shares at reduced initial sales charge rates under Right of Accumulation or Letter of Intent under certain circumstances.

          RIGHTS OF ACCUMULATION. You may combine your new purchases of Class A shares with Class A shares that were previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

          LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

     INITIAL SALES CHARGE/CDSC EXCEPTIONS.
     You will not pay initial sales charges:

          o  on shares purchased by reinvesting dividends and distributions;
          o when exchanging shares of the same class among certain INVESCO funds;
          o  when using the reinstatement privilege;
          o when a merger, consolidation, or acquisition of assets of an INVESCO fund occurs; and
          o  upon automatic conversion of Class B to Class A.

     You will not pay a CDSC:

          o  if you purchase less than $1,000,000 of Class A shares;
          o if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;
          o  if you redeem Class B shares you held for more than six years;
          o if you redeem Class C shares you held for more than thirteen months;
          o if you participate in the periodic withdrawal program and withdraw up to 10% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
          o if you redeem shares acquired through reinvestment of dividends and distributions;
          o if you are a qualified plan investing in Class A or Class K shares and elect to forego any dealer concession;
          o  on increases in the net asset value of your shares;
          o  to pay account fees;
          o for IRA distributions due to death or disability or periodic distributions based on life expectancy;
          o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
          o for redemptions following the death of a shareholder or beneficial owner.

There may be other situations when you may be able to purchase or redeem shares at reduced or no sales charges. Consult the Funds' Statement of Additional Information for further details.

DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan and Agreement (commonly known as a "12b-1 Plan") for each class of shares of the Funds. The 12b-1 fees paid by each Fund's classes of shares are used to pay distribution and service fees to ADI for the sale and distribution of the Funds' shares and to pay for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. Because each Fund's shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

Under each Plan, payments are limited to an amount computed at each class's applicable 12b-1 fee. If distribution expenses for a class exceed these computed amounts, ADI pays the difference. Conversely, if distribution fees are less than computed amounts, ADI retains the difference.

[INVESCO ICON]  YOUR ACCOUNT SERVICES

With the exception of householding, the following information pertains only to shareholders who hold their shares directly through INVESCO.

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Funds do not issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You and your financial intermediary or plan or program sponsor may buy, exchange, and sell Fund shares by telephone, unless these privileges are specifically declined when the INVESCO new account Application is filled out.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

HOUSEHOLDING. To save money for the Funds, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON]  HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through INVESCO. If you invest in a Fund through a financial intermediary, please consult the financial intermediary, or with respect to Class K shares, the plan or program sponsor, for information on how to sell shares of a Fund. You may be charged a commission or transaction fee by your financial intermediary or plan or program sponsor for sales of Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption depending on how long you have held your shares.If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the total original cost of the shares may be assessed. With respect to redemption of Class C shares held thirteen months or less, a CDSC of 1% of the total original cost of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. In determining whether a CDSC applies to a redemption from a non-qualified plan, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

If you participate in EasiVest, the Funds' automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Funds' expense structures, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given sixty days to increase the value of your account to $250 or more.

REDEMPTION FEES. Except for any applicable CDSC, we will not charge you any fees to redeem your shares; however, your financial intermediary may charge service fees for handling these transactions.

REINSTATEMENT PRIVILEGE (CLASS A AND CLASS B ONLY). You may, within ninety days after you sell Class A or Class B shares, reinvest all or part of your redemption proceeds in Class A shares of a Fund at net asset value in an identically registered account. You will not pay any sales charges on the amount reinvested. You must notify INVESCO in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per calendar year.

The following chart shows several ways to sell your shares of the Funds if you invest directly through INVESCO.

METHOD                        REDEMPTION MINIMUM       PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                  Any amount.              You must provide an IRA
Call us toll-free at:                                  redemption form to
1-800-525-8085.                                        INVESCO prior to making
                                                       an IRA redemption by
                                                       telephone. INVESCO's
                                                       telephone redemption
                                                       privileges may be
                                                       modified or terminated in
                                                       the future at INVESCO's
                                                       discretion. The maximum
                                                       amount which may be
                                                       redeemed by telephone is
                                                       generally $25,000.
--------------------------------------------------------------------------------
IN WRITING                    Any amount.              The redemption request
Mail your request to:                                  must be signed by all
INVESCO Funds Group, Inc.                              registered account
P.O. Box 173706                                        owners. Payment will be
Denver, CO 80217-3706.                                 mailed to your address as
You may also send your                                 it appears on INVESCO's
request by overnight                                   records, or to a bank
courier to:                                            designated by you in
4350 South Monaco Street                               writing.
Denver, CO 80237.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH         Any amount.              You must provide your
Call 1-800-525-8085 to                                 bank account information
request your redemption.                               or IRA redemption form to
                                                       INVESCO prior to using
                                                       this option. INVESCO will
                                                       automatically pay the
                                                       proceeds into your
                                                       designated bank account.
--------------------------------------------------------------------------------
BY INTERNET (INVESTOR         Any amount. IRA          You will need a Web
CLASS - GRANDFATHERED         redemptions are not      browser to use this
INVESTORS ONLY)               permitted via the        service. Internet
Go to the INVESCO Web site    internet.                transactions are limited
at invescofunds.com.                                   to a maximum of $25,000.
                                                       INVESCO will
                                                       automatically pay the
                                                       proceeds into your
                                                       designated bank account.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE      $50.                     Be sure to write down the
WITH ACH (INVESTOR CLASS -                             confirmation number
GRANDFATHERED INVESTORS                                provided to you. You must
ONLY)                                                  provide your bank account
Automated transactions by                              information to INVESCO
telephone are available                                prior to using this
for redemptions and                                    option.
exchanges 24 hours a day.
Simply call 1-800-424-8085.
--------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN      $100 per payment on a    You must have at least
You may call us to request    monthly or quarterly     $10,000 total invested
the appropriate form and      basis. The redemption    with the INVESCO funds
more information at           check may be made        with at least $5,000 of
1-800-525-8085.               payable to any party     that total invested in
                              you designate.           the fund from which
                                                       withdrawals will be made.
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY        Any amount.              All registered account
Mail your request to:                                  owners must sign the
INVESCO Funds Group, Inc.                              request, with signature
P.O. Box 173706                                        guarantees from an
Denver, CO 80217-3706.                                 eligible guarantor
                                                       financial institution,
                                                       such as a commercial bank
                                                       or a recognized national
                                                       or regional securities
                                                       firm.

[GRAPH ICON]  TAXES

Everyone's tax status is unique. We manage the Funds in an effort to provide maximum total returns to all shareholders of the Funds. INVESCO generally focuses on pre-tax results and ordinarily does not manage a Fund to minimize taxes. We may, nevertheless, take advantage of opportunities to mitigate taxes through management of capital gains and losses. We encourage you to consult your own tax adviser on the tax impact to you of investing directly or indirectly in the Funds.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Each Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of a Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and each Fund's qualification as a regulated investment company, it is anticipated that none of the Funds will pay any federal income or excise taxes. Instead, each Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.


However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by a Fund in your taxable income for federal, state, and local income tax purposes. You also may realize capital gains or losses when you sell shares of a Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Funds, a backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held through a financial intermediary, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON]  DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Funds earn ordinary or investment income from dividends and interest on their investments. Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure, Technology, and Telecommunications Funds expect to distribute their respective investment income, less Fund expenses, to shareholders annually. Real Estate Opportunity and Utilities Funds expect to make such distributions quarterly. All Funds can make distributions at other times, if they choose to do so. Please note that classes with higher expenses are expected to have lower dividends.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT OR TAX-DEFERRED ACCOUNTS).

Each Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), a Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November or December. Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long a Fund has held the underlying investment. Short-term capital gains, which are derived from the sale of assets held one year or less, are taxed as ordinary income. Long-term capital gains, which are derived from the sale of assets held for more than one year, are taxed at up to the maximum capital gains rate, currently 20% for individuals.

A Fund's daily NAV reflects all realized capital gains that have not yet been distributed to shareholders. Therefore, a Fund's NAV will drop by the amount of a distribution, net of market fluctuations, on the day the distribution is declared. If you buy shares of a Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares of a Fund at a loss for tax purposes and then replace those shares with a substantially identical investment either thirty days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by each Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the various classes of each Fund for the past five years (or, if shorter, the period of the class's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Sector Funds, Inc.'s 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.

                                                                                            PERIOD ENDED
                                                            YEAR ENDED MARCH 31               MARCH 31       YEAR ENDED OCTOBER 31
                                          ------------------------------------------------------------------------------------------
                                                     2003          2002          2001          2000(a)          1999          1998
ENERGY FUND--
  INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period           $    19.26    $    19.73    $    17.40    $    13.68       $    11.30    $    19.38
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                (0.10)        (0.07)        (0.08)        (0.00)           (0.00)         0.00
Net Investment Income(Loss)(c)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                    (2.35)        (0.40)         3.84          3.72             2.39         (5.04)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    (2.45)        (0.47)         3.76          3.72             2.39         (5.04)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                     0.00          0.00          1.43          0.00             0.01          3.04
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                 $    16.81    $    19.26    $    19.73    $    17.40       $    13.68    $    11.30
====================================================================================================================================

TOTAL RETURN                                       (12.72%)       (2.38%)       23.09%        27.19%(d)        21.19%       (28.51%)

RATIOS
Net Assets--End of Period  ($000 Omitted)      $  231,023    $  358,439    $  445,845    $  221,432       $  196,136    $  137,455
Ratio of Expenses to Average Net Assets(e)           1.69%         1.53%         1.41%         1.60%(f)         1.68%         1.58%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                (0.57%)       (0.34%)       (0.35%)       (0.26%)(f)       (0.05%)        0.01%
Portfolio Turnover Rate                               144%          144%          166%          109%(d)          279%          192%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003, 2002 and 2001.
(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the period ended March 31, 2000 and the years ended October 31, 1999 and 1998.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(f) Annualized

                                                                                             CLASS A                       CLASS B
                                                                                            YEAR ENDED                    YEAR ENDED
                                                                                             MARCH 31                      MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
ENERGY FUND--CLASS A & CLASS B                                                                 2003(a)                      2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                      $   19.26                     $   19.26
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                                          (0.05)                        (0.17)
Net Investment Loss
Net Losses on Securities (Both Realized and Unrealized)                                       (2.36)                        (2.38)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                              (2.41)                        (2.55)
====================================================================================================================================
Net Asset Value--End of Period                                                            $   16.85                     $   16.71
====================================================================================================================================

TOTAL RETURN(c)

RATIOS                                                                                       (12.51%)                      (13.24%)
Net Assets--End of Period  ($000 Omitted)                                                 $   9,131                     $   1,502
Ratio of Expenses to Average Net Assets(d)(e)                                                  1.46%                         2.33%
Ratio of Net Investment Loss to Average Net Assets(e)                                         (0.33%)                       (1.16%)
Portfolio Turnover Rate                                                                         144%                          144%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charge for Class A or CDSC for Class B is not included in the Total Return Calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of Class B were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 2.41% and ratio of net investment loss to average net assets would have been (1.24%).

                                                                                                                 PERIOD ENDED
                                                                               YEAR ENDED MARCH 31                 MARCH 31
                                                                     ---------------------------------------------------------------
                                                                                2003          2002           2001          2000(a)
ENERGY FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                      $    18.98    $    19.58     $    17.39    $    14.35
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                            (0.11)        (0.07)         (0.05)        (0.01)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)             (2.42)        (0.53)          3.67          3.05
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                               (2.53)        (0.60)          3.62          3.04
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                                0.00          0.00           1.43          0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                            $    16.45    $    18.98     $    19.58    $    17.39
====================================================================================================================================

TOTAL RETURN(c)                                                               (13.33%)       (3.06%)        22.35%        21.11%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                                  $    9,566    $   12,324     $    8,704    $       16
Ratio of Expenses to Average Net Assets(e)(f)                                   2.33%         2.27%          2.05%         2.05%(g)
Ratio of Net Investment Loss to Average Net Assets(f)                          (1.22%)       (1.08%)        (1.10%)       (1.11%)(g)
Portfolio Turnover Rate                                                          144%          144%           166%          109%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.53% and ratio of net investment loss to average net assets would have been (1.42%).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                                                      PERIOD ENDED
                                                                                   YEAR ENDED MARCH 31                  MARCH 31
                                                                            --------------------------------------------------------
                                                                                    2003              2002                 2001(a)
ENERGY FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                                             $ 17.98           $ 19.62              $ 16.76
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                                (0.14)            (0.05)               (0.15)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)                 (2.29)            (1.59)                3.01
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                   (2.43)            (1.64)                2.86
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                   $ 15.55           $ 17.98              $ 19.62
====================================================================================================================================

TOTAL RETURN                                                                      (13.52%)           (8.36%)              17.06%(c)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                        $   289           $    37              $     1
Ratio of Expenses to Average Net Assets(d)(e)                                       2.07%            11.62%                3.11%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                              (0.90%)          (10.45%)              (2.34%)(f)
Portfolio Turnover Rate                                                              144%              144%                 166%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2003.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 5.36% and ratio of net investment loss to average net assets would have been (4.19%).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                                                              PERIOD ENDED
                                                               YEAR ENDED MARCH 31             MARCH 31       YEAR ENDED OCTOBER 31
                                                 -----------------------------------------------------------------------------------
                                                      2003            2002         2001         2000(a)         1999         1998
FINANCIAL SERVICES  FUND--INVESTOR  CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period           $    28.22   $     28.88    $     27.13   $     29.73      $     28.45   $     29.14
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                    0.10          0.07           0.10          0.03             0.08          0.25
Net Investment Income
Net Gains or (Losses) on Securities (Both
  Realized and Unrealized)                          (6.42)         0.94           2.97          0.05             3.52          3.01
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    (6.32)         1.01           3.07          0.08             3.60          3.26
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                     0.13          1.67           1.32          2.68             2.32          3.95
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                 $    21.77   $     28.22    $     28.88   $     27.13      $     29.73   $     28.45
====================================================================================================================================

TOTAL RETURN                                       (22.39%)        3.82%         11.25%         0.60%(b)        13.52%        11.76%

RATIOS
Net Assets--End of Period ($000 Omitted)       $  734,440   $ 1,234,230    $ 1,368,583   $ 1,133,350      $ 1,242,555   $ 1,417,655
Ratio of Expenses to Average Net Assets(c)           1.40%         1.27%          1.25%         1.29%(d)         1.26%         1.05%
Ratio of Net Investment Income to
  Average Net Assets                                 0.38%         0.24%          0.36%         0.25%(d)         0.25%         0.85%
Portfolio Turnover Rate                                60%           81%            99%           38%(b)           83%           52%

(a) From November 1, 1999 to March 31, 2000.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(d) Annualized

                                                                                               CLASS A                    CLASS B

                                                                                              YEAR ENDED                 YEAR ENDED
                                                                                               MARCH 31                   MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND--CLASS A & CLASS B                                                      2003(a)                      2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                       $   28.22                    $   28.22
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                                                               0.06                        (0.03)
Net Investment Income (Loss)
Net Losses on Securities (Both Realized and Unrealized)                                        (6.37)                       (6.30)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                               (6.31)                       (6.33)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                                                0.23                         0.15
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                             $   21.68                    $   21.74
====================================================================================================================================

TOTAL RETURN(b)                                                                               (22.36%)                     (22.48%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                                  $   5,311                    $     990
Ratio of Expenses to Average Net Assets(c)(d)                                                   1.38%                        2.09%
Ratio of Net Investment Income (Loss) to  Average Net Assets(d)                                 0.49%                       (0.20%)
Portfolio Turnover Rate                                                                           60%                          60%

(a) Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(c) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of each Class were absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.51% for Class A and 2.40% for Class B and ratio of net investment income (loss) to average net assets would have been 0.36% for Class A and (0.51%) for Class B.

                                                                                                                            PERIOD
                                                                                                                             ENDED
                                                                                      YEAR ENDED MARCH 31                 MARCH 31
                                                                       -------------------------------------------------------------
                                                                            2003            2002            2001            2000(a)
FINANCIAL SERVICES FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                  $    27.89      $    28.72      $    27.06      $    23.66
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                       (0.25)          (0.10)          (0.09)           0.00
Net Investment Income (Loss)(c)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)         (6.22)           0.87            3.05            3.48
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           (6.47)           0.77            2.96            3.48
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                            0.04            1.60            1.30            0.08
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                        $    21.38      $    27.89      $    28.72      $    27.06
====================================================================================================================================

TOTAL RETURN(d)                                                           (23.22%)          2.98%          10.87%          14.72%(e)

RATIOS
Net Assets--End of Period ($000 Omitted)                              $   10,026      $   16,880      $   12,221      $      138
Ratio of Expenses to Average Net Assets(f)                                  2.45%           2.07%           1.85%           1.63%(g)
Ratio of Net Investment Income (Loss) to Average Net Assets                (0.68%)         (0.57%)         (0.31%)          0.39%(g)
Portfolio Turnover Rate                                                       60%             81%             99%             38%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Income aggregated less than $0.01 on a per share basis for the period ended March 31, 2000.
(d) The applicable CDSC is not included in the Total Return Calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                                                    PERIOD ENDED
                                                                                     YEAR ENDED MARCH 31              MARCH 31
                                                                              ------------------------------------------------------
                                                                                   2003                2002              2001(a)
FINANCIAL SERVICES FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                                          $   27.69           $   28.67           $   29.35
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                               0.15               (0.03)              (0.17)
Net Investment Income (Loss)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)                (6.14)               0.90               (0.38)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                  (6.26)               0.87               (0.55)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                                   0.16                1.85                0.13
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                $   21.27           $   27.69           $   28.67
====================================================================================================================================

TOTAL RETURN                                                                     (22.62%)              3.38%              (1.97%)(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                                      $   1,348           $   1,033           $       1
Ratio of Expenses to Average Net Assets(d)(e)                                      1.78%               1.63%               3.35%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                              0.18%              (0.12%)             (1.80%)(f)
Portfolio Turnover Rate                                                              60%                 81%                 99%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.13% and ratio of net investment loss to average net assets would have been (0.17%).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                                                            PERIOD ENDED
                                                         YEAR ENDED MARCH 31                  MARCH 31        YEAR ENDED OCTOBER 31
                                               -------------------------------------------------------------------------------------
                                                    2003          2002           2001          2000(a)          1999          1998
GOLD & PRECIOUS METALS
  FUND--INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period         $      2.29   $      1.43    $      1.60   $      1.83      $      1.90   $      3.21
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT                             (0.02)        (0.01)         (0.01)        (0.01)           (0.03)         0.01
  OPERATIONS(b)
Net Investment Income (Loss)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                   (0.13)         0.87          (0.12)        (0.22)           (0.04)        (1.29)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    0.11          0.86          (0.13)        (0.23)           (0.07)        (1.28)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                    0.00          0.00           0.04          0.00             0.00          0.03
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period               $      2.40   $      2.29    $      1.43   $      1.60      $      1.83   $      1.90
====================================================================================================================================

TOTAL RETURN                                        4.80%        60.14%         (8.38%)      (12.58%)(c)       (3.68%)      (39.98%)

RATIOS
Net Assets--End of Period ($000 Omitted)     $    98,388   $   104,831    $    64,429   $    81,470      $    99,753   $   107,249
Ratio of Expenses to Average Net Assets(d)          1.88%         2.10%          2.34%         2.08%(e)         2.20%         1.90%
Ratio of Net Investment
  Loss to Average Net Assets                       (0.79%)       (0.80%)        (0.99%)       (0.76%)(e)       (1.60%)       (0.93%)
Portfolio Turnover Rate                               84%           46%            90%           37%(c)          141%          133%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003 and 2001 and October 31, 1999.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(e) Annualized

                                                                                          CLASS A                         CLASS B

                                                                                         YEAR ENDED                      YEAR ENDED
                                                                                          MARCH 31                        MARCH 31
                                                                                  --------------------------------------------------
GOLD & PRECIOUS METALS FUND--CLASS A & CLASS B                                              2003(a)                         2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                   $    2.29                       $    2.29
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                                       (0.02)                          (0.02)
Net Investment Loss
Net Gains on Securities (Both Realized and Unrealized)                                      0.12                            0.12
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                            0.10                            0.10
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                         $    2.39                       $    2.39
====================================================================================================================================

TOTAL RETURN(c)                                                                             4.37%                           4.37%

RATIOS
Net Assets--End of Period  ($000 Omitted)                                              $   1,514                       $   2,315
Ratio of Expenses to Average Net Assets(d)(e)                                               2.09%                           2.18%
Ratio of Net Investment Loss to  Average Net Assets(e)                                     (1.09%)                         (1.12%)
Portfolio Turnover Rate                                                                       84%                             84%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of Class A were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class A, ratio of expenses to average net assets would have been 2.11% and ratio of net investment loss to average net assets would have been (1.11%).

                                                                                                                       PERIOD ENDED
                                                                                         YEAR ENDED MARCH 31             MARCH 31
                                                                           ---------------------------------------------------------
                                                                                2003            2002          2001         2000(a)
GOLD & PRECIOUS METALS FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                       $    2.42       $    1.53     $    1.60    $    1.75
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                           (0.00)          (0.07)        (0.01)       (0.00)
Net Investment Loss(c)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)             (0.10)           0.96         (0.02)       (0.15)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                0.10            0.89         (0.03)       (0.15)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                                0.00            0.00          0.04         0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                             $    2.52       $    2.42     $    1.53    $    1.60
====================================================================================================================================

TOTAL RETURN(d)                                                                 4.13%          58.17%        (1.95%)  ( 8.57%)(e)

RATIOS
Net Assets--End of Period ($000 Omitted)                                   $   2,459       $     515     $      57    $       1
Ratio of Expenses to Average Net Assets(f)                                      2.65%           3.33%         3.38%        3.54%(g)
Ratio of Net Investment Loss to Average Net Assets                             (1.60%)         (1.67%)       (1.41%)      (0.82%)(g)
Portfolio Turnover Rate                                                           84%             46%           90%          37%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended March 31, 2003 and the period ended March
    31, 2000.
(d) The applicable CDSC is not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                            PERIOD ENDED
                                                          YEAR ENDED MARCH 31                 MARCH 31         YEAR ENDED OCTOBER 31
                                            ----------------------------------------------------------------------------------------
                                                 2003          2002             2001           2000(a)           1999          1998
HEALTH SCIENCES FUND--
  INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period        $   47.56   $     45.78      $     55.52    $     58.39       $     62.12   $     57.50
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS(b)
Net Investment Income (Loss)                    (0.28)        (0.38)           (0.12)         (0.06)             0.14          0.13
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                (8.75)         2.18            (0.51)          3.53              5.02         13.55
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (9.03)         1.80            (0.63)          3.47              5.16         13.68
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                 0.00          0.02(c)          9.11           6.34              8.89          9.06
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period              $   38.53   $     47.56      $     45.78    $     55.52       $     58.39   $     62.12
====================================================================================================================================

TOTAL RETURN                                   (18.99%)        3.95%           (4.12%)         6.30%(d)          8.44%        28.58%

RATIOS
Net Assets--End of Period ($000 Omitted)    $ 954,765   $ 1,475,313      $ 1,580,378    $ 1,622,624       $ 1,574,020   $ 1,328,196
Ratio of Expenses to Average Net Assets(e)       1.44%         1.31%            1.23%          1.18%(f)          1.22%         1.12%
Ratio of Net Investment Income
   (Loss) to Average Net Assets                 (0.68%)       (0.75%)          (0.20%)        (0.22%)(f)         0.07%         0.25%
Portfolio Turnover Rate                           179%          160%             177%           107%(d)           127%           92%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003, 2002 and 2001 and the period ended March 31, 2000.
(c) Distribution was a tax return of capital.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(f) Annualized

                                                                                              CLASS A                      CLASS B

                                                                                             YEAR ENDED                   YEAR ENDED
                                                                                              MARCH 31                     MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND--CLASS A & CLASS B                                                        2003(a)                       2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                      $   47.56                     $   47.56
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                                          (0.22)                        (0.44)
Net Investment Loss
Net Losses on Securities (Both Realized and Unrealized)                                       (8.78)                        (8.78)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                              (9.00)                        (9.22)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                            $   38.56                     $   38.34
====================================================================================================================================

TOTAL RETURN(c)                                                                              (18.92%)                      (19.39)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                                 $   3,731                     $     621
Ratio of Expenses to Average Net Assets(d)(e)                                                  1.41%                         2.06%
Ratio of Net Investment Loss to Average Net Assets(e)                                         (0.69%)                       (1.22%)
Portfolio Turnover Rate                                                                         179%                          179%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the the Total Return calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.88% for Class A and 2.51% for Class B and ratio of net investment loss to average net assets would have been (1.16%) for Class A and (1.67%) for Class B.

                                                                                                                      PERIOD ENDED
                                                                                YEAR ENDED MARCH 31                     MARCH 31
                                                                  ------------------------------------------------------------------
                                                                       2003            2002               2001             2000(a)
HEALTH SCIENCES FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                $    46.68     $    45.40        $    55.50      $    62.05
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                     (1.20)         (0.35)            (0.05)          (0.03)
Net Investment Loss
Net Gains or (Losses) on Securities (Both Realized and Unrealized)       (8.21)          1.65             (0.94)          (6.52)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                         (9.41)          1.30             (0.99)          (6.55)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                         (0.00)          0.02(c)           9.11            0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                      $    37.27     $    46.68        $    45.40      $    55.50
====================================================================================================================================

TOTAL RETURN(d)                                                         (20.16%)         2.85%            (4.79%)        (10.56%)(e)

RATIOS
Net Assets--End of Period  ($000 Omitted)                           $    5,846     $   15,892        $   10,767      $      470
Ratio of Expenses to Average Net Assets(f)(g)                             2.81%          2.26%             2.03%           1.65%(h)
Ratio of Net Investment Loss to Average Net Assets(g)                    (2.04%)        (1.70%)           (1.08%)         (0.54%)(h)
Portfolio Turnover Rate                                                    179%           160%              177%            107%(i)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) Distribution was a tax return of capital.
(d) The applicable CDSC is not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, less expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.27% and ratio of net investment loss to average net assets would have been (2.50%).
(h) Annualized
(i) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                                                        PERIOD ENDED
                                                                                  YEAR ENDED MARCH 31                     MARCH 31
                                                                         -----------------------------------------------------------
                                                                               2003                 2002                   2001(a)
HEALTH SCIENCES FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                                      $   46.98            $   45.43              $   55.84
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                          (0.23)               (0.48)                 (0.22)
Net Investment Loss
Net Gains or (Losses) on Securities (Both Realized and Unrealized)            (8.94)                2.05                 (10.19)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                              (9.17)                1.57                 (10.41)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                               0.00                 0.02(c)                0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                            $   37.81            $   46.98              $   45.43
====================================================================================================================================

TOTAL RETURN                                                                 (19.50%)               3.42%                (18.64%)(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                                  $   1,990            $   2,405              $       1
Ratio of Expenses to Average Net Assets(e)                                     2.07%                1.71%                  3.62%(f)
Ratio of Net Investment Loss to Average Net Assets                            (1.29%)              (1.09%)                (2.75%)(f)
Portfolio Turnover Rate                                                         179%                 160%                   177%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Distribution was a tax return of capital.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                                                            PERIOD ENDED
                                                            YEAR ENDED MARCH 31               MARCH 31         YEAR ENDED OCTOBER 31
                                               -------------------------------------------------------------------------------------
                                                     2003          2002          2001          2000(a)          1999          1998
LEISURE FUND--INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period           $    38.95    $    37.13    $    47.12    $    43.21       $    27.92    $    27.21
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT                              (0.23)        (0.03)        (0.00)        (0.13)           (0.00)        (0.00)
  OPERATIONS(b)
Net Investment Loss(c)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                    (7.89)         2.21         (3.05)         7.27            17.20          3.69
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    (8.12)         2.18         (3.05)         7.14            17.20          3.69
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                     0.00          0.36          6.94          3.23             1.91          2.98
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                 $    30.83    $    38.95    $    37.13    $    47.12       $    43.21    $    27.92
====================================================================================================================================

TOTAL RETURN                                       (20.87%)        6.01%        (5.50%)       17.34%(d)        65.13%        15.16%

RATIOS
Net Assets--End of Period ($000 Omitted)       $  536,108    $  799,465    $  607,428    $  549,523       $  443,348    $  228,681
Ratio of Expenses to Average Net Assets(e)           1.50%         1.40%         1.36%         1.28%(f)         1.44%         1.41%
Ratio of Net Investment Loss
  to Average Net Assets                             (0.69%)       (0.64%)       (0.51%)       (0.65%)(f)       (0.68%)       (0.09%)
Portfolio Turnover Rate                                20%           27%           28%           23%(d)           35%           31%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2003 and the period ended March 31,
    2000.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended March 31, 2001 and the years ended
    October 31, 1999 and 1998.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(f) Annualized

                                                                                          CLASS A                          CLASS B

                                                                                         YEAR ENDED                       YEAR ENDED
                                                                                          MARCH 31                         MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
LEISURE FUND--CLASS A & CLASS B                                                             2003(a)                          2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                  $    38.96                       $    38.96
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                                       (0.17)                           (0.38)
Net Investment Loss
Net Losses on Securities (Both Realized and Unrealized)                                    (7.91)                           (7.93)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                           (8.08)                           (8.31)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                        $    30.88                       $    30.65
====================================================================================================================================

TOTAL RETURN(c)                                                                           (20.74%)                         (21.33%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                             $   27,175                       $    8,268
Ratio of Expenses to Average Net Assets(d)(e)                                               1.42%                            2.14%
Ratio of Net Investment Loss to  Average Net Assets(e)                                     (0.56%)                          (1.29%)
Portfolio Turnover Rate                                                                       20%                              20%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return Calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expenses offset arrangements (which may include custodian fees).
(e) Various expenses of Class B were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 2.23% and ratio of net investment loss to average net assets would have been (1.38%).

                                                                                                                        PERIOD ENDED
                                                                                    YEAR ENDED MARCH 31                   MARCH 31
                                                                       -------------------------------------------------------------
                                                                             2003           2002           2001            2000(a)
LEISURE FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                   $    38.29     $    36.80     $    47.09      $    45.51
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                        (0.18)         (0.17)         (0.13)          (0.02)
Net Investment Loss
Net Gains or (Losses) on Securities (Both Realized and Unrealized)          (8.11)          2.02          (3.22)           1.60
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                            (8.29)          1.85          (3.35)           1.58
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                             0.00           0.36           6.94            0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                         $    30.00     $    38.29     $    36.80      $    47.09
====================================================================================================================================

TOTAL RETURN(c)                                                            (21.65%)         5.10%         (6.18%)          3.47%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                               $   17,768     $   16,307     $    5,388      $       84
Ratio of Expenses to Average Net Assets(e)                                   2.44%          2.26%          2.08%           1.71%(f)
Ratio of Net Investment Loss to Average Net Assets                          (1.62%)        (1.48%)        (1.08%)         (0.42%)(f)
Portfolio Turnover Rate                                                        20%            27%            28%             23%(g)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                          YEAR ENDED                   PERIOD ENDED
                                                                                           MARCH 31                      MARCH 31
                                                                                       ---------------------------------------------
                                                                                             2003                          2002(a)
LEISURE FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                                                   $    38.98                    $    36.11
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                                        (0.06)                        (0.09)
Net Investment Loss
Net Gains or (Losses) on Securities (Both Realized and Unrealized)                          (8.18)                         2.96
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                            (8.24)                         2.87
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                         $    30.74                    $    38.98
====================================================================================================================================

TOTAL RETURN                                                                               (21.14%)                        7.95%(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                                               $   67,465                    $   62,226
Ratio of Expenses to Average Net Assets(d)(e)                                                1.87%                         1.23%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                                       (1.05%)                       (0.48%)(f)
Portfolio Turnover Rate                                                                        20%                           27%(g)

(a) From December 17, 2001, inception of Class, to March 31, 2002.
(b) The per share information was computed based on average shares for the period ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.21% and ratio of net investment loss to average net assets would have been (1.39%).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2002.

                                                                                            PERIOD ENDED
                                                                 YEAR ENDED MARCH 31          MARCH 31          YEAR ENDED JULY 31
                                                        ----------------------------------------------------------------------------
                                                             2003       2002      2001         2000(a)          1999          1998
REAL ESTATE OPPORTUNITY FUND--
  INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period                     $   7.89   $   7.12  $   6.63     $   6.90         $   9.15      $  10.99
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                        0.28       0.24      0.26         0.27             0.33          0.38
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                            (0.37)      0.78      0.48        (0.28)           (1.56)        (0.96)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT  OPERATIONS                           (0.09)      1.02      0.74        (0.01)           (1.23)        (0.58)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                             0.27       0.25      0.25         0.26             1.02          1.26
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                           $   7.53   $   7.89  $   7.12     $   6.63         $   6.90      $   9.15
====================================================================================================================================

TOTAL RETURN                                                (1.12%)    14.67%    11.05%       (0.03%)(b)      (13.29%)       (6.49%)

RATIOS
Net Assets--End of Period ($000 Omitted)                 $ 20,313   $ 20,345  $ 28,546     $ 20,046         $ 17,406      $ 23,548
Ratio of Expenses to Average Net Assets(c)(d)                1.60%      1.61%     1.60%        1.34%(e)         1.34%         1.22%
Ratio of Net Investment Income to Average Net Assets(d)      3.92%      3.58%     3.52%        5.54%(e)         4.23%         3.53%
Portfolio Turnover Rate                                       248%       196%      338%(f)      272%(b)(f)       697%(f)       258%

(a) From August 1, 1999 to March 31, 2000.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended March 31, 2003, 2002, and 2001, the period ended March 31, 2000 and the years ended July 31, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.43%, 2.25%, 2.03%, 2.73% (annualized), 2.76%, and 1.97%, respectively, and ratio of net investment income to average net assets would have been 3.09%, 2.94%, 3.09%, 4.15% (annualized), 2.81%, and
    2.78%, respectively.
(e) Annualized
(f) Portfolio Turnover was greater than expected during the year due to active trading undertaken in response to market conditions.

                                                                                               CLASS A                     CLASS B

                                                                                              YEAR ENDED                  YEAR ENDED
                                                                                               MARCH 31                    MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE OPPORTUNITY FUND--CLASS A & CLASS B                                                 2003(a)                      2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                       $    7.89                    $    7.89
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                                                               0.28                         0.21
Net Investment Income
Net Losses on Securities (Both Realized and Unrealized)                                        (0.39)                       (0.36)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                               (0.11)                       (0.15)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                                                0.34                         0.32
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                             $    7.44                    $    7.42
====================================================================================================================================

TOTAL RETURN(b)                                                                                (1.45%)                      (1.94%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                                  $   2,409                    $     133
Ratio of Expenses to Average Net Assets(c)(d)                                                   1.66%                        2.36%
Ratio of Net Investment Income to Average Net Assets(d)                                         4.57%                        3.49%
Portfolio Turnover Rate                                                                          248%                         248%

(a) Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(c) Ratio is based on Total Expenses of the Class, less expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of Class B were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expense had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 3.73% and ratio of net investment income to average net assets would have been 2.12%.

                                                                                                                    PERIOD ENDED
                                                                                      YEAR ENDED MARCH 31               MARCH 31
                                                                           ---------------------------------------------------------
                                                                                2003         2002        2001            2000(a)
REAL ESTATE OPPORTUNITY FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                       $    7.95    $    7.10   $    6.62       $    6.58
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                                               0.14         0.14        0.20            0.08
Net Investment Income
Net Gains or (Losses) on Securities (Both Realized and Unrealized)             (0.28)        0.82        0.48            0.06
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                               (0.14)        0.96        0.68            0.14
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                                0.08         0.11        0.20            0.10
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                             $    7.73    $    7.95   $    7.10       $    6.62
====================================================================================================================================

TOTAL RETURN(b)                                                                (1.81%)      13.69%      10.20%           2.10%(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                                   $     838    $     484   $   1,336       $     143
Ratio of Expenses to Average Net Assets(d)(e)                                   2.35%        2.37%       2.26%           1.77%(f)
Ratio of Net Investment Income to Average Net Assets(e)                         3.25%        2.72%       2.90%          19.13%(f)
Portfolio Turnover Rate                                                          248%         196%        338%(g)         272%(g)(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The applicable CDSC is not included in the Total Return Calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended March 31, 2003, 2002, and 2001 and the period ended March 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.74%, 2.72%, 2.26%, and 2.04% (annualized), respectively, and ratio of net investment income to average net assets would have been 1.86%, 2.37%, 2.90%, and 18.86% (annualized), respectively.
(f) Annualized
(g) Portfolio Turnover was greater than expected during the year due to active trading undertaken in response to market conditions.
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from August 1, 1999 to March 31, 2000.

                                                                                            PERIOD ENDED
                                                          YEAR ENDED MARCH 31                 MARCH 31         YEAR ENDED OCTOBER 31
                                             ---------------------------------------------------------------------------------------
                                                   2003          2002          2001            2000(a)          1999          1998
TECHNOLOGY FUND--
   INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period          $   30.41   $     35.60   $    101.92     $     58.17      $     28.07   $     35.97
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT                            (0.41)        (0.08)        (0.10)          (0.03)           (0.07)        (0.00)
   OPERATIONS
Net Investment Loss(b)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                 (13.37)        (5.11)       (63.58)          47.69            30.17         (1.45)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 (13.51)        (5.19)       (63.68)          47.66            30.10         (1.45)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                   0.00          0.00          2.64            3.91             0.00          6.45
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                $   16.90   $     30.41   $     35.60     $    101.92      $     58.17   $     28.07
====================================================================================================================================

TOTAL RETURN                                     (44.43%       (14.58%)      (63.54%)         85.87%(c)       107.23%        (2.47%)

RATIOS
Net Assets--End of Period ($000 Omitted)      $ 853,530   $ 1,865,251   $ 2,181,879     $ 5,034,087      $ 2,081,613   $ 1,008,771
Ratio of Expenses to Average Net Assets(d)         1.77%         1.37%         0.98%           0.88%(e)         1.20%         1.17%
Ratio of Net Investment Loss
   to Average Net Assets                          (1.46%        (1.08%)       (0.47%)         (0.48%)(e)       (0.79%)       (0.49%)
Portfolio Turnover Rate                             107%           79%           85%             28%(c)          143%          178%

(a) From November 1, 1999 to March 31, 2000.
(b) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended October 31, 1998.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(e) Annualized

                                                                                          CLASS A                          CLASS B

                                                                                         YEAR ENDED                       YEAR ENDED
                                                                                           MARCH 31                        MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND--CLASS A & CLASS B                                                           2003(a)                         2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                    $   30.41                       $   30.41
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                                        (0.20)                          (0.27)
Net Investment Loss
Net Losses on Securities (Both Realized and Unrealized)                                    (13.23)                         (13.30)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                           (13.43)                         (13.57)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                          $   16.98                       $   16.84
====================================================================================================================================

TOTAL RETURN(c)                                                                            (44.16%)                        (44.62%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                               $   4,460                       $     532
Ratio of Expenses to Average Net Assets(d)(e)                                                1.47%                           2.15%
Ratio of Net Investment Loss to  Average Net Assets(e)                                      (1.12%)                         (1.71%)
Portfolio Turnover Rate                                                                       107%                            107%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of each Class, less Expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.51% for Class A and 2.74% for Class B and ratio of net investment loss to average net assets would have been (1.16%) for Class A and (2.30%) for Class B.

                                                                                                                        PERIOD ENDED
                                                                                YEAR ENDED MARCH 31                       MARCH 31
                                                                 -------------------------------------------------------------------
                                                                          2003           2002            2001              2000(a)
TECHNOLOGY FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                $    29.73     $    35.22      $   101.85        $    95.51
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                     (0.62)         (0.22)          (0.18)            (0.15)
Net Investment Loss
Net Gains or (Losses) on Securities (Both Realized and Unrealized)      (12.72)         (5.27)         (63.81)             6.49
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                        (13.34)         (5.49)         (63.99)             6.34
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                          0.00           0.00            2.64              0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                      $    16.39     $    29.73        $ 35.22$            101.85
====================================================================================================================================

TOTAL RETURN(c)                                                         (44.87%)       (15.59%)        (63.89%)            6.63%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                            $    5,759     $   18,910      $   15,919        $    2,970
Ratio of Expenses to Average Net Assets(e)(f)                             2.69%          2.54%           1.86%             1.45%(g)
Ratio of Net Investment Loss to Average Net Assets(f)                    (2.39%)        (2.26%)         (1.30%)           (1.03%)(g)
Portfolio Turnover Rate                                                    107%            79%             85%               28%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.95%, and ratio of net investment loss to average net assets would have been (3.65%).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                                                                      PERIOD ENDED
                                                                                  YEAR ENDED MARCH 31                  MARCH 31
                                                                          ----------------------------------------------------------
                                                                                2003                2002                2001(a)
TECHNOLOGY FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                                      $    30.22          $    35.09            $     60.01
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                           (0.07)              (0.27)                 (0.82)
Net Investment Loss
Net Losses on Securities (Both Realized and Unrealized)                       (13.37)              (4.60)                (24.10)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                              (13.44)              (4.87)                (24.92)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                            $    16.78          $    30.22            $     35.09
====================================================================================================================================

TOTAL RETURN                                                                  (44.47%)            (13.85%)               (41.54%)(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                                  $   22,156          $   27,147            $      1
Ratio of Expenses to Average Net Assets(d)(e)                                   1.88%               1.28%                  5.18%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                          (1.55%)             (1.15%)                (4.67%)(f)
Portfolio Turnover Rate                                                          107%                 79%                 85%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO , if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.49%, and ratio of net investment loss to average net assets would have been (2.16%).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                                                              PERIOD ENDED
                                                              YEAR ENDED MARCH 31               MARCH 31         YEAR ENDED JULY 31
                                                    --------------------------------------------------------------------------------
                                                         2003        2002          2001          2000(a)          1999        1998
TELECOMMUNICATIONS FUND--
   INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period                $   12.36   $   23.89   $     64.42   $     31.80      $     19.60   $   15.31
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS(b)
Net Investment Income (Loss)(c)                         (0.04)      (0.11)        (0.16)        (0.10)           (0.00)       0.01
Net Gains or (Losses)  on Securities
  (Both Realized and Unrealized)                        (4.36)     (11.42)       (38.91)        32.87            12.57        5.32
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                        (4.40)     (11.53)       (39.07)        32.77            12.57        5.33
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                         0.00        0.00          1.46          0.15             0.37        1.04
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                      $    7.96   $   12.36   $     23.89   $     64.42      $     31.80   $   19.60
====================================================================================================================================

TOTAL RETURN                                           (35.60%)    (48.26%)      (61.42%)      103.25%(d)        65.52%      36.79%

RATIOS
Net Assets--End of Period ($000 Omitted)            $ 274,947   $ 573,969   $ 1,486,660   $ 4,125,890      $ 1,029,256   $ 276,577
Ratio of Expenses to Average Net Assets(e)(f)            1.81%       1.70%         1.10%         0.99%(g)         1.24%       1.32%
Ratio of Net Investment Loss to Average
  Net Assets(f)                                         (0.49%)     (0.57%)       (0.32%)       (0.32%)(g)       (0.49%)     (0.16%)
Portfolio Turnover Rate                                   137%         91%           61%           24%(d)           62%         55%

(a) From August 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003, 2002 and 2001 and the period ended March 31, 2000.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended July 31, 1999.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.76%, and ratio of net investment loss to average net assets would have been (1.44%).
(g) Annualized

                                                                                            CLASS A                        CLASS B

                                                                                           YEAR ENDED                     YEAR ENDED
                                                                                            MARCH 31                       MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND--CLASS A & CLASS B                                                   2003(a)                        2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                     $  12.36                       $  12.36
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                                                           (0.08)                         (0.03)
Net Investment Loss
Net Losses on Securities (Both Realized and Unrealized)                                     (4.36)                         (4.44)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                            (4.44)                         (4.47)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                           $   7.92                       $   7.89
====================================================================================================================================

TOTAL RETURN(b)                                                                            (35.92%)                       (36.17%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                                $    326                       $     16
Ratio of Expenses to Average Net Assets(c)(d)                                                1.66%                          2.57%
Ratio of Net Investment Loss to Average Net Assets(d)                                       (0.65%)                        (1.44%)
Portfolio Turnover Rate                                                                       137%                           137%

(a) Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(c) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of Class B were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 12.15% and ratio of net investment loss to average net assets would have been (11.02%).

                                                                                                                        PERIOD ENDED
                                                                                      YEAR ENDED MARCH 31                 MARCH 31
                                                                        ------------------------------------------------------------
                                                                               2003          2002           2001           2000(a)
TELECOMMUNICATIONS FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                     $    12.10    $    23.70     $    64.37     $    59.28
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                           (0.34)        (0.04)         (0.13)         (0.06)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)            (4.04)       (11.56)        (39.08)          5.15
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                              (4.38)       (11.60)        (39.21)          5.09
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                               0.00          0.00           1.46           0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                           $     7.72    $    12.10     $    23.70     $    64.37
====================================================================================================================================

TOTAL RETURN(c)                                                              (36.20%)      (48.95%)       (61.69%)         8.59%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                                 $    2,188    $   10,392     $   11,980     $    2,530
Ratio of Expenses to Average Net Assets(e)(f)                                  2.63%         2.60%          1.99%          1.49%(g)
Ratio of Net Investment Loss to Average Net Assets(f)                         (1.18%)       (1.52%)        (1.18%)        (0.86%)(g)
Portfolio Turnover Rate                                                         137%           91%            61%            24%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed , ratio of expenses to average net assets would have been 5.76% and ratio of net investment loss to average net assets would have been (4.31%).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from August 1, 1999 to March 31, 2000.

                                                                                                                        PERIOD ENDED
                                                                                     YEAR ENDED MARCH 31                  MARCH 31
                                                                               -----------------------------------------------------
                                                                                   2003               2002                 2001(a)
TELECOMMUNICATIONS FUND--CLASS K
PER SHARE DATA
Net Asset Value--Beginning of Period                                           $  12.30           $  23.80             $  36.43
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                               (0.02)             (0.15)               (0.19)
Net Losses on Securities (Both Realized and Unrealized)                           (4.38)            (11.35)              (12.44)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT  OPERATIONS                                                 (4.40)            (11.50)              (12.63)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                 $   7.90           $  12.30             $  23.80
====================================================================================================================================

TOTAL RETURN                                                                     (35.77%)           (48.32%)             (34.67%)(c)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                      $    666           $    864             $      1
Ratio of Expenses to  Average Net Assets(d)(e)                                 $   2.06%              2.21%                2.30%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                             (0.77%)            (1.32%)              (1.52%)(f)
Portfolio Turnover Rate                                                             137%                91%                  61%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2003 and 2002 and the period ended March 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.30%, 2.42% and 3.38% (annualized), respectively, and ratio of net investment loss to average net assets would have been
    (2.01%), (1.53%) and (2.60%) (annualized), respectively.
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

                                                                                               PERIOD ENDED
                                                             YEAR ENDED MARCH 31                 MARCH 31      YEAR ENDED OCTOBER 31
                                                 -----------------------------------------------------------------------------------
                                                     2003           2002          2001            2000(a)         1999         1998
UTILITIES FUND--
   INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period             $  10.66      $   16.20     $   20.42       $   17.68       $   14.73    $   12.42
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT                               0.23           0.15          0.13            0.04            0.17         0.30
  OPERATIONS
Net Investment Income
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                    (2.46)         (5.54)        (3.22)           3.95            3.20         2.56
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    (2.23)         (5.39)        (3.09)           3.99            3.37         2.86
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                     0.24(b)        0.15          1.13            1.25            0.42         0.55
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                   $   8.19      $   10.66     $   16.20       $   20.42       $   17.68    $   14.73
====================================================================================================================================

TOTAL RETURN                                       (20.99%)       (33.34%)      (15.18%)         23.99%(c)       23.22%       23.44%

RATIOS
Net Assets--End of Period ($000
Omitted)                                         $ 72,749      $ 124,578     $ 232,877       $ 260,554       $ 223,334    $ 177,309
Ratio of Expenses to Average Net Assets(d)(e)        1.30%          1.30%         1.30%           1.24%(f)        1.26%        1.29%
Ratio of Net Investment Income to
  Average Net Assets(e)                              2.63%          1.09%         0.74%           0.50%(f)        1.02%        1.82%
Portfolio Turnover Rate                                64%            56%           49%             18%(c)          32%          47%

(a) From November 1, 1999 to March 31, 2000.
(b) Dividends and Distributions included a tax return of capital which aggregated less than $0.01 on a per share basis.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian, distribution, and transfer agent fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended March 31, 2003, 2002 and 2001, the period ended March 31, 2000 and the years ended October 31, 1999, and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.90%, 1.57%, 1.40%, 1.33% (annualized), 1.43% and 1.36%, respectively, and ratio of net investment income to average net assets would have been 2.03%, 0.82%, 0.64%, 0.41% (annualized), 0.85% and 1.75%, respectively.
(f) Annualized

                                                                                       CLASS A           CLASS B

                                                                                           YEAR ENDED                    YEAR ENDED
                                                                                            MARCH 31                       MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES FUND--CLASS A & CLASS B                                                            2003(a)                        2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                                     $  10.66                       $  10.66
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                                                            0.16                           0.13
Net Investment Income
Net Losses on Securities (Both Realized and Unrealized)                                     (2.40)                         (2.43)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                            (2.24)                         (2.30)
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENTS AND DISTRIBUTIONS                                                             0.29(b)                        0.21(b)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                                           $   8.13                       $   8.15
====================================================================================================================================

TOTAL RETURN(c)                                                                            (21.05%)                       (21.67%)

RATIOS
Net Assets--End of Period  ($000 Omitted)                                                $    450                       $    193
Ratio of Expenses to Average Net Assets(d)(e)                                                1.41%                          2.14%
Ratio of Net Investment Income to Average Net Assets(e)                                      2.79%                          1.84%
Portfolio Turnover Rate                                                                        64%                            64%

(a) Class commenced operations on April 1, 2002.
(b) Dividends and Distributions included a tax return of capital which aggregated less than $0.01 on a per share basis.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by INVESCO, which is before any expenses offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by INVESCO for the years ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.74% for Class A and 2.69% for Class B and ratio of net investment income to average net assets would have been 2.46% for Class A and 1.29% for Class B.

                                                                                                                        PERIOD ENDED
                                                                                    YEAR ENDED MARCH 31                   MARCH 31
                                                                        ------------------------------------------------------------
                                                                             2003          2002           2001             2000(a)
UTILITIES FUND--CLASS C
PER SHARE DATA
Net Asset Value--Beginning of Period                                    $   10.63     $   16.08      $   20.40        $   19.91
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)                                         0.15          0.03          (0.00)           (0.01)
Net Investment Income (Loss)(c)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                                            (2.47)        (5.48)         (3.22)            0.52
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                            (2.32)        (5.45)         (3.22)            0.51
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                                             0.09          0.00           1.10             0.02
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                          $    8.22     $   10.63      $   16.08        $   20.40
====================================================================================================================================

TOTAL RETURN(d)                                                            (21.85%)      (33.87%)       (15.83%)           2.58%(e)

RATIOS
Net Assets--End of Period ($000 Omitted)                                $     667     $   1,799      $   3,579        $     248
Ratio of Expenses to Average Net Assets(f)(g)                                2.05%         2.04%          2.07%            1.83%(h)
Ratio of Net Investment Income (Loss) to Average Net Assets(g)               1.75%         0.32%         (0.02%)          (0.32%)(h)
Portfolio Turnover Rate                                                         64%           56%            49%              18%(i)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended March 31, 2001.
(d) The applicable CDSC is included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended March 31, 2003, 2002, and 2001 and the period ended March 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.70%, 2.45%, 2.11% and 1.83% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 0.10% (0.09%), (0.06%) and (0.32%) (annualized), respectively.
(h) Annualized
(i) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

JULY 31, 2003

INVESCO SECTOR FUNDS, INC.
INVESCO ENERGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO FINANCIAL SERVICES FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO GOLD & PRECIOUS METALS FUND--INVESTOR CLASS, CLASS A, B, AND C INVESCO HEALTH SCIENCES FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO LEISURE FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO REAL ESTATE OPPORTUNITY FUND--INVESTOR CLASS, CLASS A, B, AND C INVESCO TECHNOLOGY FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO TELECOMMUNICATIONS FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO UTILITIES FUND--INVESTOR CLASS, CLASS A, B, AND C

You may obtain additional information about the Funds from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as the effect of market and general economic trends and a Fund's investment strategy on each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated July 31, 2003 is a supplement to this Prospectus and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectuses of the Funds may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectuses, SAI, annual report, and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectuses, SAI, annual report, or semiannual report, write to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739; or call 1-800-347-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-3826 and 002-85905.


811-3826

                                                                    APPENDIX III

YOUR FUND'S REPORT

UTILITIES FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

The bear market in stocks persisted during the fund's fiscal year, as investors were faced with a number of unnerving developments. The summer saw several corporate accounting scandals and persistent economic weakness that kept investors on their heels. The second half of the period was dominated by rising tensions between the U.S. and Iraq. Together, these developments translated into another poor year for equities.

--------------------------------------------------------------------------------
                                UTILITIES FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 3/31/03
--------------------------------------------------------------------------------

Entergy Corp..............................4.79%
Dominion Resources........................4.78%
FPL Group.................................4.77%
CenturyTel Inc............................4.76%
PPL Corp..................................4.74%
Cinergy Corp..............................4.71%
Exelon Corp...............................4.61%
Kinder Morgan Management LLC..............4.58%
Verizon Communications....................4.48%
Bell South................................4.34%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

NEGATIVE HEADLINES PRESSURED UTILITIES

Utilities stocks did not fare much better, as sector-specific developments had investors rotating away from the group. Without a doubt, the event that cast the darkest cloud over this sector was the meltdown at Enron Corp (not a fund holding). During the summer, the Federal Energy Regulatory Commission (FERC) discovered that the bankrupt energy trader had used a variety of questionable tactics to manipulate energy prices in California. In response, FERC ordered all of the companies that supplied power to California to preserve their records, leading many investors to wonder whether other energy trading companies would meet the same fate as Enron. Consequently, many gas utilities declined sharply, as the market grew increasingly leery of any company with trading operations.

LINE GRAPH:  INVESCO UTILITIES FUND - INVESTOR CLASS GROWTH OF $10,000(17)

This line graph compares the value of a $10,000 investment in INVESCO Utilities Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(R)(18), and to the value of a $10,000 investment in the S&P Utilities
Index(R)(18), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 3/31/03.

      INVESCO UTILITIES
      FUND - INVESTOR CLASS   S&P 500 INDEX(R)(18)    S&P UTILITIES INDEX(R)(18)

3/93  $10,000                 $10,000                 $10,000
3/94  $10,571                 $10,146                 $ 9,057
3/95  $10,489                 $11,723                 $ 9,485
3/96  $13,043                 $15,482                 $11,702
3/97  $13,820                 $18,551                 $12,182
3/98  $20,137                 $27,448                 $16,611
3/99  $22,301                 $32,523                 $16,345
3/00  $30,300                 $38,354                 $17,624
3/01  $25,700                 $30,043                 $23,954
3/02  $17,133                 $30,115                 $18,536
3/03  $13,537                 $22,661                 $12,158

Compared to the first half of the period, the past six months were relatively quiet. Aside from liquidity problems faced by three utilities in February, the sector largely faded from the headlines, and performance stabilized dramatically.

AN INHOSPITABLE REGULATORY ENVIRONMENT HURT TELECOM

Accounting irregularities also affected the telecommunications utilities. With investors already anxious that the prevailing economic softness had dampened the group's financial prospects, the telecom sector took another blow when accounting fraud surfaced at WorldCom (not a fund holding) in June. Unfortunately, that was not the end of the bad news for the telecom service providers. In February, the Federal Communications Commission (FCC) maintained a regulation that forces the regional Bell operating companies (RBOCs) to offer competitors access to their networks at wholesale rates. This decision surprised many investors, and the RBOCs declined sharply in response.

For the year ended March 31, 2003, the value of Utilities Fund-Investor Class shares declined 20.99%, which outperformed the 24.75% decline posted by the S&P 500 Index.(R) (Of course, past performance is not a guarantee of future results.)(17),(18) For performance of other share classes, please see page 2.

The fund's emphasis on electric utilities, such as Southern Co, worked well for the portfolio, as the electrics have handily outperformed their gas counterparts. The fact that we have, for the most part, avoided or had minimal exposure to some of the sector's high-profile blow-ups has also supported relative performance. The fund's lone water utility, Philadelphia Suburban, enjoyed strong results as well. Additionally, the fund's small bond holdings contributed to its relative performance.

The fund had its share of laggards. Although we emphasized more conservative electric utilities at the expense of gas utilities pipeline companies that have extensive trading operations, even our minimal exposure to the group hindered our annual showing. Also undermining performance were the fund's RBOCs, which, as stated previously, endured a rough period.

Going forward, we remain cautiously optimistic about the utilities sector. The headline risk that plagued the group throughout 2002 is likely behind us. And we continue to believe valuations within the group remain reasonable. Furthermore, the legislative and regulatory environment also appears favorable, as the proposed changes to the tax treatment of dividends could increase investors' appetite for dividend-paying stocks.

Fundamentally, there are reasons to be optimistic about the utilities sector in the near term. For example, the past winter was colder than normal, which increases demand for power. Furthermore, although natural gas prices have declined since their recent highs, they remain high by historical standards. Even then, higher gas prices support higher electricity prices, which could provide a fundamental cushion for companies that are well hedged.

As for the portfolio, our strategy has not changed. We continue to look for opportunities to increase the fund's diversification within the sector. Our focus remains on finding and investing in companies with strong balance sheets, liquidity, and attractive prospects for delivering a competitive total return. As such, we do not anticipate making any significant changes. We are currently searching the sector for cheaper firms that might have faced issues in the past, but that have now rectified them and could see their stocks revalued higher as a result

LINE GRAPH: INVESCO UTILITIES FUND - CLASS A & B GROWTH OF $10,000(17)

This line graph compares the value of a $10,000 investment in INVESCO Utilities Fund - Class A and the value of a $10,000 investment in INVESCO Utilities Fund - Class B to the value of a $10,000 investment in the S&P 500 Index(R)(18), and to the value of a $10,000 investment in the S&P 500 Utilities Index(R)(18), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Utilities Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 3/31/03.

      INVESCO UTILITIES    INVESCO UTILITIES          S&P 500            S&P 500 UTILITIES
      FUND - CLASS A       FUND - CLASS B             INDEX(R)(18)       INDEX(R)(18)
4/02  $10,000              $10,000                    $10,000            $10,000
3/03  $ 7,461              $ 7,333                    $ 7,525            $ 6,559

LINE GRAPH:  INVESCO UTILITIES FUND - CLASS C GROWTH OF $10,000(17)

This line graph compares the value of a $10,000 investment in INVESCO Utilities Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(R)(18), and to the value of a $10,000 investment in the S&P Utilities Index(R)(18), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Utilities Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 3/31/03.

      INVESCO UTILITIES
      FUND - CLASS C          S&P 500 INDEX(R)(18)    S&P UTILITIES INDEX(R)(18)

2/00  $10,000                 $10,000                 $10,000
3/00  $10,258                 $10,978                 $10,333
3/01  $ 8,633                 $ 8,599                 $14,045
3/02  $ 5,709                 $ 8,620                 $10,868
3/03  $ 4,462                 $ 6,486                 $ 7,128

(17)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEXES DO NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED THEIR PERFORMANCE.

(18)THE S&P 500 Index(R) IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE S&P 500 UTILITIES INDEX IS CONSIDERED REPRESENTATIVE OF EQUITIES IN THE UTILITY SECTOR. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

PIE CHART:  UTILITIES FUND
            INDUSTRY BREAKDOWN
            AS OF 3/31/03
            [PIE CHART]

            % OF TOTAL NET ASSETS

            Electric Utilities............69.11%
            Integrated Telecommunication
            Services......................17.53%
            Natural Gas Pipelines..........5.78%
            Gas Utilities..................2.23%
            Water Utilities................2.17%
            Net Cash & Cash Equivalents....3.18%

FUND MANAGEMENT

JEFFREY G. MORRIS, CFA

JEFF MORRIS IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. HE RECEIVED A BS FROM COLORADO STATE UNIVERSITY AND AN MS FROM UNIVERSITY OF COLORADO-DENVER. JEFF IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER AND BEGAN HIS INVESTMENT CAREER IN 1991.

                              INVESCO ENERGY FUND,
                        INVESCO FINANCIAL SERVICES FUND,
                           INVESCO TECHNOLOGY FUND AND
                             INVESCO UTILITIES FUND,
                 EACH A PORTFOLIO OF INVESCO SECTOR FUNDS, INC.
                            4350 South Monaco Street
                             Denver, Colorado 80237
                            Toll Free: (800) 525-8085



  AIM NEW TECHNOLOGY FUND AND          AIM GLOBAL SCIENCE & TECHNOLOGY FUND,               INVESCO TELECOMMUNICATIONS FUND,
  AIM GLOBAL UTILITIES FUND,          AIM GLOBAL FINANCIAL SERVICES FUND AND             A PORTFOLIO OF INVESCO SECTOR FUNDS,
 EACH A PORTFOLIO OF AIM FUNDS               AIM GLOBAL ENERGY FUND,                                   INC.
           GROUP                     EACH A PORTFOLIO OF AIM INVESTMENT FUNDS                4350 South Monaco Street
  11 Greenway Plaza, Suite 100            11 Greenway Plaza, Suite 100                      Denver, Colorado 80237
   Houston, Texas 77046-1173              Houston, Texas 77046-1173                          Toll Free: (800) 525-8085
   Toll Free: (800) 347-4246              Toll Free: (800) 347-4246


                       STATEMENT OF ADDITIONAL INFORMATION

    (October 21, 2003 Special Meetings of Shareholders of AIM New Technology
     Fund, AIM Global Utilities Fund, AIM Global Science & Technology Fund,
         AIM Global Financial Services Fund, AIM Global Energy Fund and
                        INVESCO Telecommunications Fund)


         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement and Prospectus dated August 25, 2003 of each of INVESCO Energy Fund, INVESCO Financial Services Fund, INVESCO Technology Fund and INVESCO Utilities Fund for use in connection with the Special Meetings of Shareholders of AIM New Technology Fund, AIM Global Utilities Fund, AIM Global Science & Technology Fund, AIM Global Financial Services Fund, AIM Global Energy Fund and INVESCO Telecommunications Fund to be held on October 21, 2003. Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by writing A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739 or by calling (800) 347-4246. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.

         A Statement of Additional Information for INVESCO Sector Funds, Inc. dated July 31, 2003, as supplemented August 14, 2003, has been filed with the Securities and Exchange Commission and is attached hereto as Appendix I which is incorporated herein by this reference.

         The date of this Statement of Additional Information is August 15,
2003.

                               TABLE OF CONTENTS


THE COMPANY.......................................................................................................S-4

DESCRIPTION OF PERMITTED INVESTMENTS..............................................................................S-4

DIRECTORS AND OFFICERS OF THE COMPANY.............................................................................S-4

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...............................................................S-4

ADVISORY AND MANAGEMENT RELATED SERVICES AGREEMENTS AND PLANS OF DISTRIBUTION.....................................S-4

PORTFOLIO TRANSACTIONS............................................................................................S-4

DESCRIPTION OF SHARES.............................................................................................S-5

DETERMINATION OF NET ASSET VALUE..................................................................................S-5

TAXES.............................................................................................................S-5

PERFORMANCE DATA..................................................................................................S-5

CODE OF ETHICS....................................................................................................S-5

FINANCIAL INFORMATION.............................................................................................S-5



Appendix I                -     Statement of Additional Information of the Company
Appendix II               -     Audited Financial Statements of AIM New Technology Fund
                                (12/31/02)
Appendix III              -     Audited Financial Statements of AIM Global Utilities Fund
                                (12/31/02)
Appendix IV               -     Audited Financial Statements of AIM Global Science & Technology Fund (10/31/02)
Appendix V                -     Unaudited Financial Statements of AIM Global Science & Technology Fund (4/30/03)
Appendix VI               -     Audited Financial Statements of AIM Global Financial Services Fund (10/31/02)
Appendix VII              -     Unaudited Financial Statements of AIM Global Financial Services Fund (4/30/03)

Appendix VIII             -     Audited Financial Statements of AIM Global Energy Fund (10/31/02)
Appendix IX               -     Unaudited Financial Statements of AIM Global Energy Fund (4/30/03)
Appendix X                -     Audited Financial Statements of INVESCO Telecommunications Fund (3/31/03)
Appendix XI               -     Pro forma Financial Statements for INVESCO Energy Fund
Appendix XII              -     Pro forma Financial Statements for INVESCO Financial Services Fund
Appendix XIII             -     Pro forma Financial Statements for INVESCO Technology Fund
Appendix XIV              -     Pro forma Financial Statements for INVESCO Utilities Fund

THE COMPANY

This Statement of Additional Information relates to INVESCO Sector Funds, Inc. (the "Company") and its investment portfolios, INVESCO Energy Fund, INVESCO Financial Services Fund, INVESCO Technology Fund and INVESCO Utilities Fund (the "Funds"). The Company is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds are a separate series of shares of common stock of the Company. For additional information about the Company, see heading "The Company" in the Company's Statement of Additional Information attached hereto as Appendix I.

DESCRIPTION OF PERMITTED INVESTMENTS

For a discussion of the fundamental and nonfundamental investment policies of the Funds adopted by the Company's Board of Directors, see headings "Investments, Policies and Risks" and "Investment Restrictions" in the Company's Statement of Additional Information attached hereto as Appendix I.

DIRECTORS AND OFFICERS OF THE COMPANY

For a disclosure of the names and a brief occupational biography of each of the Company's directors and executive officers identifying those who are interested persons of the Company as well as stating their aggregate remuneration, see heading "Management of the Funds" in the Company's Statement of Additional Information attached hereto as Appendix I.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

For a disclosure of the control persons of the Funds, the principal holders of shares of the Funds and the ownership by officers and directors of the Funds, see heading "Management of the Funds - Control Persons and Principal Shareholders" in the Company's Statement of Additional Information attached hereto as Appendix I.

ADVISORY AND MANAGEMENT RELATED SERVICES AGREEMENTS AND PLANS OF DISTRIBUTION

For a discussion of the Company's advisory and management-related services agreements and plans of distribution, see headings "Management of the Funds" and "Other Service Providers" in the Company's Statement of Additional Information attached hereto as Appendix I.

PORTFOLIO TRANSACTIONS

For a discussion of the Company's brokerage policy, see heading "Brokerage Allocation and Other Practices" in the Company's Statement of Additional Information attached hereto as Appendix I.

DESCRIPTION OF SHARES

For a discussion of the Company's authorized securities and the characteristics of the Company's shares of common stock, see heading "Capital Stock" in the Company's Statement of Additional Information attached hereto as Appendix I.

DETERMINATION OF NET ASSET VALUE

For a discussion of the Company's valuation and pricing procedures and a description of its purchase and redemption procedures, see heading "Management of the Funds" in the Company's Statement of Additional Information attached hereto as Appendix I.

TAXES

For a discussion of any tax information relating to ownership of the Company's shares, see heading "Tax Consequences of Owning Shares of a Fund" in the Company's Statement of Additional information attached hereto as Appendix I.

PERFORMANCE DATA

For a description and quotation of certain performance data used by the Company, see heading "Performance" in the Company's Statement of Additional Information attached hereto as Appendix I.

CODE OF ETHICS

For a description of the Code of Ethics applicable to INVESCO Funds Group, Inc., the investment advisor to the Funds, see heading "Code of Ethics" in the Company's Statement of Additional Information attached hereto as Appendix I.

FINANCIAL INFORMATION

The audited financial statements of INVESCO Energy Fund, and the report thereon by PricewaterhouseCoopers LLP, are set forth under the heading "Financial Statements" in the Company's Statement of Additional Information attached hereto as Appendix I.

The audited financial statements of INVESCO Financial Services Fund, and the report thereon by PricewaterhouseCoopers LLP, are set forth under the heading "Financial Statements" in the Company's Statement of Additional Information attached hereto as Appendix I.

The audited financial statements of INVESCO Technology Fund, and the report thereon by PricewaterhouseCoopers LLP, are set forth under the heading "Financial Statements" in the Company's Statement of Additional Information attached hereto as Appendix I.

The audited financial statements of INVESCO Utilities Fund, and the report thereon by PricewaterhouseCoopers LLP, are set forth under the heading "Financial Statements" in the Company's Statement of Additional Information attached hereto as Appendix I.

The audited financial statements of AIM New Technology Fund, and the report thereon by PricewaterhouseCoopers LLP, are set forth in the Annual Report of AIM New Technology Fund, dated December 31, 2002, which is incorporated herein by reference and attached hereto as Appendix II.

The audited financial statements of AIM Global Utilities Fund, and the report thereon by PricewaterhouseCoopers LLP, are set forth in the Annual Report of AIM Global Utilities Fund, dated December 31, 2002, which is incorporated herein by reference and attached hereto as Appendix III.

The audited financial statements of AIM Global Science & Technology Fund, and the report thereon by PricewaterhouseCoopers LLP, are set forth in the Annual Report of AIM Global Science & Technology Fund, dated October 31, 2002, which is incorporated herein by reference and attached hereto as Appendix IV.

The unaudited financial statements of AIM Global Science & Technology Fund, and the report thereon by PricewaterhouseCoopers LLP, are set forth in the Semi-Annual Report of AIM Global Science & Technology Fund dated April 30, 2003, which is incorporated herein by reference and attached hereto as Appendix V.

The audited financial statements of AIM Global Financial Services Fund, and the report thereon by PricewaterhouseCoopers LLP, are set forth in the Annual Report of AIM Global Financial Services Fund, dated October 31, 2002, which is incorporated herein by reference and attached hereto as Appendix VI.

The unaudited financial statements of AIM Global Financial Services Fund, and the report thereon by PricewaterhouseCoopers LLP, are set forth in the Semi-Annual Report of AIM Global Financial Services Fund dated April 30, 2003, which is incorporated herein by reference and attached hereto as Appendix VII.

The audited financial statements of AIM Global Energy Fund, and the report thereon by PricewaterhouseCoopers LLP, are set forth in the Annual Report of AIM Global Energy Fund, dated October 31, 2002, which is incorporated herein by reference and attached hereto as Appendix VIII.

The unaudited financial statements of AIM Global Energy Fund, and the report thereon by PricewaterhouseCoopers LLP, are set forth in the Semi-Annual Report of AIM Global Energy Fund dated April 30, 2003, which is incorporated herein by reference and attached hereto as Appendix IX.

The audited financial statements of INVESCO Telecommunications Fund, and the report thereon by PricewaterhouseCoopers LLP, are set forth in the Annual Report of INVESCO Telecommunications Fund, dated March 31, 2003, which is incorporated herein by reference and attached hereto as Appendix X.

Pro forma financial statements for INVESCO Energy Fund, giving effect to the reorganization of AIM Global Energy Fund into INVESCO Energy Fund, are attached hereto as Appendix XI.

Pro forma financial statements for INVESCO Financial Services Fund, giving effect to the reorganization of AIM Global Financial Services Fund into INVESCO Financial Services Fund, are attached hereto as Appendix XII.

Pro forma financial statements for INVESCO Technology Fund, giving effect to the reorganization of AIM New Technology Fund, AIM Global Science & Technology and INVESCO Telecommunications Fund into INVESCO Technology Fund, are attached hereto as Appendix XIII.

Pro forma financial statements for INVESCO Utilities Fund, giving effect to the reorganization of AIM Global Utilities Fund into INVESCO Utilities Fund, are attached hereto as Appendix XIV.

                                                                      APPENDIX I

                       STATEMENT OF ADDITIONAL INFORMATION

                           INVESCO SECTOR FUNDS, INC.

           INVESCO Energy Fund - Investor Class, Class A, B, C, and K
     INVESCO Financial Services Fund - Investor Class, Class A, B, C, and K INVESCO Gold & Precious Metals Fund - Investor Class and Class A, B, and C
      INVESCO Health Sciences Fund - Investor Class, Class A, B, C, and K
           INVESCO Leisure Fund - Investor Class, Class A, B, C, and K INVESCO Real Estate Opportunity Fund - Investor Class, Class A, B, and C
 INVESCO Technology Fund - Investor Class, Institutional Class,
                              Class A, B, C, and K
     INVESCO Telecommunications Fund - Investor Class, Class A, B, C, and K
           INVESCO Utilities Fund - Investor Class, Class A, B, and C



Address:                                      Mailing Address:

4350 South Monaco Street,                     P.O. Box 173706,
Denver, CO 80237                              Denver, CO 80217-3706

                                   Telephone:

                           In continental U.S., call:

                                 1-800-347-4246

                                 August 1, 2003
________________________________________________________________________________

A Prospectus for the Investor Class, Class A, B, C, and, if applicable, Class K shares of INVESCO Energy, INVESCO Financial Services, INVESCO Gold & Precious Metals, INVESCO Health Sciences, INVESCO Leisure, INVESCO Real Estate Opportunity, INVESCO Technology, INVESCO Telecommunications, and INVESCO Utilities Funds and a Prospectus for the Institutional Class shares of INVESCO Technology Fund, each dated August 1, 2003, provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses. The financial statements for the Funds for the fiscal year ended March 31, 2003 are incorporated herein by reference from INVESCO Sector Funds, Inc.'s Annual Report to Shareholders dated March 31, 2003.

You may obtain, without charge, the current Prospectuses, SAI, and annual and semiannual reports of the Funds by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling 1-800-347-4246. The
Prospectus of the Investor Class, Class A, B, C, and K shares of the Funds is also available through the INVESCO Web site at invescofunds.com.

TABLE OF CONTENTS


The Company ........................................................... 77

Investments, Policies, and Risks ...................................... 77

Investment Restrictions ...............................................102

Management of the Funds ...............................................105

Other Service Providers ...............................................170

Brokerage Allocation and Other Practices ..............................170

Capital Stock .........................................................174

Tax Consequences of Owning Shares of a Fund ...........................175

Performance ...........................................................178

Proxy Voting ..........................................................190

Code of Ethics ........................................................193

Financial Statements ..................................................193

Appendix A ............................................................194

THE COMPANY

INVESCO Sector Funds, Inc. (the "Company") was incorporated under the laws of Maryland as INVESCO Strategic Portfolios, Inc. on August 10, 1983. On October 29, 1998, the name of the Company was changed to INVESCO Sector Funds, Inc. On October 31, 1999, the Company changed its fiscal year end to March 31. On February 14, 2000, the Company assumed all of the assets and liabilities of INVESCO Real Estate Opportunity Fund and INVESCO Telecommunications Fund, each a series of INVESCO Specialty Funds, Inc.

The Company is an open-end, diversified, management investment company currently consisting of nine portfolios of investments: INVESCO Energy Fund - Investor Class, Class A, B, C, and K; INVESCO Financial Services Fund - Investor Class, Class A, B, C, and K; INVESCO Gold & Precious Metals Fund - Investor Class, Class A, B, and C; INVESCO Health Sciences Fund - Investor Class, Class A, B, C, and K; INVESCO Leisure Fund - Investor Class, Class A, B, C, and K; INVESCO Real Estate Opportunity Fund - Investor Class, Class A, B, and C; INVESCO Technology Fund - Investor Class, Institutional Class, Class A, B, C, and K; INVESCO Telecommunications Fund - Investor Class, Class A, B, C, and K; and INVESCO Utilities Fund - Investor Class, Class A, B, and C (each a "Fund" and collectively, the "Funds"). Additional funds and classes may be offered in the future.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A "management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

INVESTMENTS, POLICIES, AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The Funds also may invest in the following securities and engage in the following practices.

ADRs and EDRs -- American Depositary Receipts, or ADRs, are receipts typically issued by U.S. banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities.

European Depositary Receipts, or EDRs, are similar to ADRs, except that they are typically issued by European banks or trust companies.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits, and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the commercial paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment advisor, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either as interest-bearing or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Lower- rated debt securities are often referred to as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by a Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's, BB or less by S&P at the time of purchase. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although a Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's at the time of purchase, the Funds' investments have generally been limited to debt securities rated B or higher by either S&P or Moody's. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, INVESCO will limit Fund investments to debt securities which INVESCO believes are not highly speculative and which are rated at least CCC by S&P or Caa by Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation.While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's, or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B, or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower-rated bonds by S&P (categories BB, B, or CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other rating services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Funds may invest in zero coupon bonds, step-up bonds, mortgage-backed securities, and asset-backed securities. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. A Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by a Fund. Mortgage-backed securities represent interests in pools of mortgages while asset-backed securities generally represent interests in pools of consumer loans. Both of these are usually set up as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported, at least in part, by letters of credit or other credit enhancements or, in the case of mortgage-backed securities, guarantees by the U.S. government, its agencies or instrumentalities. The underlying loans are subject to prepayments that may shorten the securities' weighted average lives and may lower their returns.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Funds may invest in common, preferred, and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

EUROBONDS AND YANKEE BONDS -- Bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing, and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non- U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers, and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

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FUTURES, OPTIONS, AND OTHER FINANCIAL INSTRUMENTS

GENERAL. The advisor may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of a Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors, and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, the hedge relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of a Fund."

In addition to the instruments and strategies described below, the advisor may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds' Prospectuses or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

SPECIAL RISKS. Financial Instruments and their use involve special considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of a Fund. If the advisor employs a Financial Instrument that correlates imperfectly with a Fund's

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investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the

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position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

COVER. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of

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the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit from the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable

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to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDEXES. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If the advisor wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the advisor wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the advisor may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes, and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY DEPOSITS. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the advisor anticipates that there will be a positive correlation between the two currencies.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers, and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends, or interest payments involved generally will not be possible because the value of such securities, dividends, or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the advisor anticipates. There is no assurance that the advisor's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

COMBINED POSITIONS. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

TURNOVER. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS, AND COLLARS. The Funds are authorized to enter into swaps, caps, floors, and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

GOLD BULLION -- The Gold & Precious Metals Fund may invest up to 10% at the time of purchase of its total assets directly in gold bullion. The two largest national producers of gold bullion are the Republic of South Africa and the former states of the Soviet Union. Changes in political and economic conditions affecting either country may have a direct impact on its sales of gold bullion. The Gold & Precious Metals Fund will purchase gold bullion from, and sell gold bullion to, banks (both U.S. and foreign) and dealers who are members of, or affiliated with members of, a regulated U.S. commodities exchange, in accordance with applicable investment laws. Values of gold bullion held by the Gold & Precious Metals Fund are based upon daily quotes provided by banks or brokers dealing in such commodities.

HOLDRs -- Holding Company Depositary Receipts, or HOLDRs, are trust-issued receipts that represent a Fund's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Fund's investment will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over-the-counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over-thecounter market.

INITIAL PUBLIC OFFERINGS ("IPOs") -- The Funds may invest a portion of their assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund for as long as it has a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to a Fund for investment, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, the Funds may realize taxable gains they will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

INTERFUND BORROWING AND LENDING PROGRAM -- Pursuant to an exemptive order issued by the SEC dated December 21, 1999, a Fund may lend money to, and borrow money for temporary purposes from, other funds advised by INVESCO or its affiliates. A Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is unavailable, called or not renewed.

INVESTMENT COMPANY SECURITIES -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies, including investment companies advised by INVESCO and its affiliates (pursuant to an exemptive order dated May 12, 1999) that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in Exchange-Traded Funds ("ETFs"). ETFs are investment companies that are registered under the Investment Company Act of 1940 (the "1940 Act") as open-end funds or Unit Investment Trusts ("UITs"). ETFs are based on specific domestic and foreign indices. ETF shares are sold and redeemed at net asset value only in large blocks. In addition, national securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. The 1940 Act limits investments in securities of other investment companies. These limitations include, among others, that, subject to certain exceptions, no more than 10% of a Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company, and a Fund may not own more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass- through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers, and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The advisor will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA). GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA- guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares.

To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA). FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC). FHLMC is a stockholder owned corporation chartered by Congress in 1970 to increase the supply of funds that mortgage lenders, such as commercial banks, mortgage bankers, savings institutions and credit unions, can make available to homebuyers and multifamily investors. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS, AND OTHER SECONDARY MARKET ISSUERS. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO class"). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs). CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond,

CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

A Real Estate Mortgage Investment Conduit ("REMIC") is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended and is an investment in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

RISKS OF MORTGAGE-BACKED SECURITIES. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social, and other factors, such as the sale of the underlying property, refinancing, or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

ASSET-BACKED SECURITIES. These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases, and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool in a timely fashion ("liquidity protection"). In addition, asset-backed securities may include insurance, such as guarantees, policies, or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Funds may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

REAL ESTATE INVESTMENT TRUSTS - To the extent consistent with their investment objectives and policies, the Funds may invest in securities issued by real estate investment trusts ("REITs").

REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

To the extent that the Funds have the ability to invest in REITs, a Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Funds, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, REITs may be affected by any changes in the value of the underlying property in their portfolios. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements ("REPOs") on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with financial institutions that are creditworthy under standards established by the Company's advisor. INVESCO must use these standards to review the creditworthiness of any financial institution that is a party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- Each Fund may from time to time loan securities from its portfolio to brokers, dealers, and financial institutions to earn income or generate cash for liquidity. When the Fund lends securities it will receive collateral in cash or U.S. Treasury obligations which will be maintained, and with regard to cash, invested, at all times in an amount equal to at least 100% of the current market value of the loaned securities. All such loans will be made according to the guidelines of the SEC and the Company's board of directors. A Fund may at any time call such loans to obtain the securities loaned. If the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions or the Fund may be unable to exercise certain ownership rights. A Fund will be entitled to earn interest paid upon investment of the cash collateral or to the payment of a premium or fee for the loan. A Fund may pay reasonable fees in connection with such loans, including payments to the borrower and to one or more securities lending agents (each an "Agent").

INVESCO provides the following services in connection with the securities lending activities of each Fund: (a) oversees participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assists the Agent in determining which specific securities are available for loan; (c) monitors the Agent's loan activities to ensure that securities loans are effected in accordance with INVESCO's instructions and with procedures adopted by the board of directors; (d) prepares appropriate periodic reports for, and seeks appropriate approvals from, the board of directors with respect to securities lending activities; (e) responds to Agent inquiries; and (f) performs such other duties as necessary. INVESCO intends to seek necessary approvals to enable it to earn compensation for providing such services.

The Funds have obtained an exemptive order from the SEC allowing them to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have INVESCO or an affiliate of INVESCO as an investment advisor.

SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchanges on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund, and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political, and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Funds may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and highly volatile.

UNSEASONED ISSUERS -- The Funds may purchase securities in unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. A Fund will invest in securities of such instrumentalities only when INVESCO is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by each respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the 1940 Act, a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. Each Fund may not:

        1. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

        2. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

        3. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

        4. issue senior securities, except as permitted under the 1940 Act;

        5. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

        6. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments. This restriction shall not prevent Gold & Precious Metals Fund from investing in gold bullion; or

        7. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

        8. purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry; provided however, that (i) Energy Fund will invest 25% or more of its assets in one or more energy- related industries; (ii) Financial Services Fund will invest 25% or more of its assets in one or more financial services-related industries; (iii) Gold & Precious Metals Fund will invest 25% or more of its assets in one or more gold and precious metals-related industries; (iv) Health Sciences Fund will invest 25% or more of its assets in one or more health care- related industries; (v) Leisure Fund will invest 25% or more of its assets in one or more leisure-related industries; (vi) Real Estate Opportunity Fund will invest 25% or more of its assets in one or more real estate-related industries; (vii) Technology Fund will invest 25% or more of its assets in one or more technology-related industries; (viii) Telecommunications Fund will invest 25% or more of its assets in one or more telecommunications- related industries; and (ix) Utilities Fund will invest 25% or more of its assets in one or more utilities-related industries;

        9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

        A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.

        B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (3)).

        C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

        D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

        E. The Gold & Precious Metals Fund may invest up to 10% at the time of purchase of its total assets in gold bullion.

        F. With respect to fundamental restriction (8) above, (i) energy-related industries include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal companies, alternative energy companies, and innovative energy technology companies; (ii) financial services- related industries include, but are not limited to, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies; (iii) gold and precious metals-related industries include, but are not limited to, those involved in exploring for, mining, processing, or dealing and investing in gold, gold bullion, silver, platinum, palladium, and diamonds; (iv) health sciences-related industries include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies; (v) leisure-related industries include, but are not limited to, hotels/gaming, publishing, advertising, beverages, audio/video, broadcasting-radio/ TV, cable & satellite operators, cable & satellite programmers, motion pictures &

        TV, recreation services/entertainment, retail, and toys; (vi) real estate-related industries include, but are not limited to, real estate brokers, home builders or real estate developers, companies with substantial real estate holdings, and companies with significant involvement in the real estate industry; (vii) technology-related industries include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology; (viii) telecommunications-related industries include, but are not limited to, companies that offer telephone services, wireless communications, satellite communications, television and movie programming, broadcasting, and Internet access; and (ix) utilities-related industries include, but are not limited to,companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services, including local, long distance and wireless.

In addition, with respect to a Fund that may invest in municipal obligations, the following non- fundamental policy applies, which may be changed without shareholder approval:

        Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality, and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. With respect to a Fund that is not a money market fund, securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the Company's investment advisor. INVESCO was founded in 1932 and serves as an investment advisor to:

        INVESCO Bond Funds, Inc.
        INVESCO Combination Stock & Bond Funds, Inc.
        INVESCO Counselor Series Funds, Inc.
        INVESCO International Funds, Inc.
        INVESCO Manager Series Funds, Inc.
        INVESCO Money Market Funds, Inc.
        INVESCO Sector Funds, Inc.
        INVESCO Stock Funds, Inc.
        INVESCO Treasurer's Series Funds, Inc.
        INVESCO Variable Investment Funds, Inc.

As of March 31, 2003, INVESCO managed 47 mutual funds having combined assets of $17 billion, on behalf of 2,848,927 shareholder accounts.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $318.5 billion in assets under management as of March 31, 2003.

AMVESCAP PLC's North American subsidiaries include:

    AMVESCAP Retirement, Inc. ("ARI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors and institutional plan providers.

    AMVESCAP National Trust Company (formerly known as Institutional Trust Company doing business as INVESCO Trust Company) ("ANTC"), a wholly-owned subsidiary of ARI, maintains an institutional retirement trust containing 34 collective trust funds designed specifically for qualified plans. ANTC provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. ANTC acts as a directed, non-discretionary trustee or custodian for such plans.

        INVESCO Institutional (N.A.), Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income, and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO Institutional (N.A.), Inc. includes the following Groups and Divisions:

            INVESCO Capital Management Group, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

            INVESCO National Asset Management Group, Atlanta, Georgia, provides investment advisory services to employee pension and profit sharing plans, endowments and foundations, public plans, unions (Taft-Hartley), mutual funds and individuals.

            INVESCO Fixed Income/Stable Value Division, Louisville, Kentucky, provides customized low volatility fixed income solutions to 401(k), 457, and other tax qualified retirement plans.

            INVESCO Financial Institutions Group, Atlanta, Georgia, provides investment management services through separately managed account programs offered by brokerage firms.

            INVESCO Structured Products Group, New York, New York, is responsible for tactical asset allocation and managed futures products, and quantitative stock selection products. This group develops forecasting models for domestic stock and bond markets and manages money for clients in products based on these forecasting models.

            INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services to discretionary and non-discretionary accounts with respect to investments in real estate, mortgages, private real estate partnership interests, REITs, and publicly traded stocks of companies deriving substantial revenues from real estate industry activities.

            INVESCO Multiple Asset Strategies Group, Atlanta, Georgia, maintains a complex set of fundamentally based quantitative models used as a primary basis for asset allocation decisions. The group's main product is global asset allocation.

        A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

        A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts, and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund, and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

        A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 30 Finsbury Square, London, EC2A 1AG, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment advisor to the Funds under an Investment Advisory Agreement dated February 28, 1997, as amended February 14, 2000 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-advisor, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

     o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

     o maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

     o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

     o providing the Funds the benefit of investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the advisor or any sub-advisor;

     o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

     o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

     o administrative;

     o internal accounting (including computation of net asset value);

     o clerical and statistical;

     o secretarial;

     o all other services necessary or incidental to the administration of the affairs of the Funds;

     o supplying the Company with officers, clerical staff, and other employees;

     o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

     o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectuses, statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

     o supplying basic telephone service and other utilities; and

     o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of:

Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure, Technology, and Utilities Funds

     o 0.75% on the first $350 million of each Fund's average net assets;

     o 0.65% on the next $350 million of each Fund's average net assets;

     o 0.55% of each Fund's average net assets from $700 million;

     o 0.45% of each Fund's average net assets from $2 billion;

     o 0.40% of each Fund's average net assets from $4 billion;

     o 0.375% of each Fund's average net assets from $6 billion; and

     o 0.35% of each Fund's average net assets from $8 billion.

Real Estate Opportunity Fund

     o 0.75% on the first $500 million of the Fund's average net assets;

     o 0.65% on the next $500 million of the Fund's average net assets;

     o 0.55% of the Fund's average net assets from $1 billion;

     o 0.45% of the Fund's average net assets from $2 billion;

     o 0.40% of the Fund's average net assets from $4 billion;

     o 0.375% of the Fund's average net assets from $6 billion; and

     o 0.35% of the Fund's average net assets from $8 billion.

 Telecommunications Fund

     o 0.65% on the first $500 million of the Fund's average net assets;

     o 0.55% on the next $500 million of the Fund's average net assets;

     o 0.45% of the Fund's average net assets from $1 billion;

     o 0.40% of the Fund's average net assets from $4 billion;

     o 0.375% of the Fund's average net assets from $6 billion; and

     o 0.35% of the Fund's average net assets from $8 billion.

During the periods outlined in the table below, the Funds paid INVESCO advisory fees in the dollar amounts shown. If applicable, the advisory fees were offset by credits in the amounts shown, so that the Funds' fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Company and INVESCO. The fee is allocated daily to each class based on the relative proportion of net assets represented by such class.

                                 Advisory        Total Expense    Total Expense
                                 Fee Dollars     Reimbursements   Limitations
                                 -----------     --------------   -----------

INVESTOR CLASS
--------------
ENERGY FUND
Year Ended March 31, 2003        $ 2,050,307           N/A            N/A
Year Ended March 31, 2002          2,929,700           N/A            N/A
Year Ended March 31, 2001          2,879,451           N/A            N/A

FINANCIAL SERVICES FUND
Year Ended March 31, 2003        $ 6,122,659           N/A            N/A
Year Ended March 31, 2002          8,297,002           N/A            N/A
Year Ended March 31, 2001          8,371,286           N/A            N/A

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2003        $   835,712           N/A            N/A
Year Ended March 31, 2002            579,576           N/A            N/A
Year Ended March 31, 2001            540,427           N/A            N/A

HEALTH SCIENCES FUND
Year Ended March 31, 2003        $ 7,222,357           N/A            N/A
Year Ended March 31, 2002         10,066,179           N/A            N/A
Year Ended March 31, 2001         11,327,342           N/A            N/A

LEISURE FUND
Year Ended March 31, 2003        $ 4,325,688           N/A            N/A
Year Ended March 31, 2002          4,812,282           N/A            N/A
Year Ended March 31, 2001          4,052,866           N/A            N/A

REAL ESTATE OPPORTUNITY FUND
Year Ended March 31, 2003        $   177,365    $  195,593           1.60%
Year Ended March 31, 2002            195,437       166,722           1.60%
Year Ended March 31, 2001            254,331       146,760           1.60%(1)

                                 Advisory        Total Expense    Total Expense
                                 Fee Dollars     Reimbursements   Limitations
                                 -----------     --------------   -----------

TECHNOLOGY FUND
Year Ended March 31, 2003        $ 6,450,728           N/A            N/A
Year Ended March 31, 2002         11,221,569           N/A            N/A
Year Ended March 31, 2001         19,905,436           N/A            N/A

TELECOMMUNICATIONS FUND
Year Ended March 31, 2003        $ 2,278,312    $3,343,479           1.75%(2)
Year Ended March 31, 2002          6,059,211             0           2.00%
Year Ended March 31, 2001         15,411,959             0           2.00%

UTILITIES FUND
Year Ended March 31, 2003        $   655,934    $  526,139           1.30%
Year Ended March 31, 2002          1,271,828       456,409           1.30%
Year Ended March 31, 2001          1,866,797       244,669           1.30%(3)

INSTITUTIONAL CLASS
-------------------
TECHNOLOGY FUND
Year Ended March 31, 2003        $ 5,032,432    $        0           1.15%(4)
Year Ended March 31, 2002          7,741,523             0           0.95%
Year Ended March 31, 2001         14,662,130             0           0.95%

CLASS A
-------

ENERGY FUND
Year Ended March 31, 2003        $    47,926    $        0           1.65%(5)

FINANCIAL SERVICES FUND
Year Ended March 31, 2003        $    20,833    $    3,917           1.40%(6)

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2003        $    11,649    $      431           2.10%(7)

HEALTH SCIENCES FUND
Year Ended March 31, 2003        $     9,687    $    6,829           1.40%(6)

LEISURE FUND
Year Ended March 31, 2003        $   119,744    $        0           1.50%(8)

REAL ESTATE OPPORTUNITY FUND
Year Ended March 31, 2003        $     8,600    $        0           1.70%(9)

                                 Advisory        Total Expense    Total Expense
                                 Fee Dollars     Reimbursements   Limitations
                                 -----------     --------------   -----------

TECHNOLOGY FUND
Year Ended March 31, 2003        $    12,982    $      818           1.50%(8)

TELECOMMUNICATIONS FUND
Year Ended March 31, 2003        $     5,271    $        0           1.85%(10)

UTILITIES FUND
Year Ended March 31, 2003        $     2,533    $    1,095           1.40%(11)

CLASS B
-------

ENERGY FUND
Year Ended March 31, 2003        $     5,555    $      582           2.30%(12)

FINANCIAL SERVICES FUND
Year Ended March 31, 2003        $     4,450    $    2,056           2.05%(13)

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2003        $     6,563    $        0           2.75%(14)

HEALTH SCIENCES FUND
Year Ended March 31, 2003        $     2,401    $    1,648           2.05%(15)

LEISURE FUND
Year Ended March 31, 2003        $    36,036    $    4,408           2.15%(16)

REAL ESTATE OPPORTUNITY FUND
Year Ended March 31, 2003        $       516    $      936           2.35%(17)

TECHNOLOGY FUND
Year Ended March 31, 2003        $     1,084    $    1,027           2.15%(18)

TELECOMMUNICATIONS FUND
Year Ended March 31, 2003        $        73    $    1,069           2.50%(19)

UTILITIES FUND
Year Ended March 31, 2003        $     1,296    $      943           2.05%(15)

                                 Advisory        Total Expense    Total Expense
                                 Fee Dollars     Reimbursements   Limitations
                                 -----------     --------------   -----------

CLASS C
-------

ENERGY FUND
Year Ended March 31, 2003        $    75,869    $   20,103           2.30%(20)
Year Ended March 31, 2002             71,360           N/A            N/A
Year Ended March 31, 2001             28,834           N/A            N/A

FINANCIAL SERVICES FUND
Year Ended March 31, 2003        $    85,164    $        0           2.75%(20)
Year Ended March 31, 2002             89,895           N/A            N/A
Year Ended March 31, 2001             40,178           N/A            N/A

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2003        $    18,502    $        0           2.75%(20)
Year Ended March 31, 2002              1,690           N/A            N/A
Year Ended March 31, 2001                 56           N/A            N/A

HEALTH SCIENCES FUND
Year Ended March 31, 2003        $    53,017    $   37,750           2.75%(20)
Year Ended March 31, 2002             92,387           N/A            N/A
Year Ended March 31, 2001             30,819           N/A            N/A

LEISURE FUND
Year Ended March 31, 2003        $   123,328    $        0           2.75%(20)
Year Ended March 31, 2002             66,957           N/A            N/A
Year Ended March 31, 2001             13,858           N/A            N/A

REAL ESTATE OPPORTUNITY FUND
Year Ended March 31, 2003        $     6,162        11,360           2.35%
Year Ended March 31, 2002              7,330         3,376           2.35%
Year Ended March 31, 2001              8,340             7           2.35%(21)

TECHNOLOGY FUND
Year Ended March 31, 2003        $    47,458    $  100,306           2.15%(20)
Year Ended March 31, 2002             82,082           N/A            N/A
Year Ended March 31, 2001             58,968           N/A            N/A

TELECOMMUNICATIONS FUND
Year Ended March 31, 2003        $    21,116    $  100,846           2.50%(19)
Year Ended March 31, 2002             67,072             0           2.75%
Year Ended March 31, 2001             52,776             0           2.75%

                                 Advisory        Total Expense    Total Expense
                                 Fee Dollars     Reimbursements   Limitations
                                 -----------     --------------   -----------

UTILITIES FUND
Year Ended March 31, 2003        $     7,076    $   15,628           2.05%
Year Ended March 31, 2002             16,021         8,769           2.05%
Year Ended March 31, 2001              8,377           446           2.05%(22)

CLASS K
-------

ENERGY FUND
Year Ended March 31, 2003        $     1,034    $    4,502           1.75%(20)
Year Ended March 31, 2002                 40           N/A            N/A
Period Ended March 31, 2001(23)            3           N/A            N/A

FINANCIAL SERVICES FUND
Year Ended March 31, 2003        $     7,688    $    3,997           1.50%(20)
Year Ended March 31, 2002              2,642           N/A            N/A
Period Ended March 31, 2001(23)            2           N/A            N/A

HEALTH SCIENCES FUND
Year Ended March 31, 2003        $    13,857    $        0           2.20%(20)
Year Ended March 31, 2002              7,002           N/A            N/A
Period Ended March 31, 2001(23)            2           N/A            N/A

LEISURE FUND
Year Ended March 31, 2003        $   428,717    $  209,552           2.20%(20)
Period Ended March 31, 2002(24)      101,257           N/A            N/A

TECHNOLOGY FUND
Year Ended March 31, 2003        $   128,789    $  130,850           2.20%(20)
Year Ended March 31, 2002             57,321           N/A            N/A
Period Ended March 31, 2001(23)            1           N/A            N/A

TELECOMMUNICATIONS FUND
Year Ended March 31, 2003        $     4,377    $    8,365           1.95%(25)
Year Ended March 31, 2002              2,436           857           2.20%
Period Ended March 31, 2001(23)            2             3           2.20%


(1)   1.60% as of June 1, 2000. 1.30% prior to June 1, 2000.
(2)   1.75% as of May 13, 2002. 2.00% prior to May 13, 2002.
(3)   1.30% as of June 1, 2000. 1.25% prior to June 1, 2000.
(4)   1.15% as of August 1, 2002. 0.95% prior to August 1, 2002.
(5)   1.65% as of August 1, 2002. 2.00% prior to August 1, 2002.
(6)   1.40% as of August 1, 2002. 2.00% prior to August 1, 2002.

(7)   2.10% as of August 1, 2002. 2.65% prior to August 1, 2002.
(8)   1.50% as of August 1, 2002. 2.25% prior to August 1, 2002.
(9)   1.70% as of August 1, 2002. 1.95% prior to August 1, 2002.
(10)  1.85% as of August 1, 2002. 2.25% prior to August 1, 2002.
(11)  1.40% as of August 1, 2002. 1.70% prior to August 1, 2002.
(12)  2.30% as of August 1, 2002. 2.60% prior to August 1, 2002.
(13)  2.05% as of August 1, 2002. 2.40% prior to August 1, 2002.
(14)  2.75% as of August 1, 2002. 3.00% prior to August 1, 2002.
(15)  2.05% as of August 1, 2002. 2.50% prior to August 1, 2002.
(16)  2.15% as of August 1, 2002. 3.00% prior to August 1, 2002.
(17)  2.35% as of August 1, 2002. 2.65% prior to August 1, 2002.
(18)  2.15% as of August 1, 2002. 2.70% prior to August 1, 2002.
(19)  2.50% as of August 1, 2002. 2.75% prior to August 1, 2002.
(20)  Effective August 1, 2002.
(21)  2.35% as of June 1, 2000. 2.05% prior to June 1, 2000.
(22)  2.05% as of June 1, 2000. 2.00% prior to June 1, 2000.
(23) For the period December 1, 2000, commencement of operations, through March 31, 2001.
(24) For the period December 17, 2001, commencement of operations, through March 31, 2002.
(25)  1.95% as of August 1, 2002. 2.20% prior to August 1, 2002.

BOARD RENEWAL OF ADVISORY AGREEMENT

In renewing the Advisory Agreement, the board primarily considered, with respect to each Fund, the nature, quality, and extent of the services provided under the Agreement and the overall fairness of the Agreement. The board requested and evaluated information from INVESCO that addressed specific factors designed to assist in the board's consideration of these issues.

With respect to the nature and quality of the services provided, the board reviewed, among other things (1) the overall performance results of the Funds in comparison to relevant indices, (2) a summary for each Fund of the performance of a peer group of investment companies pursuing broadly similar strategies prepared by an independent data service, and (3) the degree of risk undertaken by INVESCO as reflected by a risk/return summary, also prepared by the independent data service. The board considered INVESCO's resources and responsiveness with respect to Funds that have experienced performance difficulties and discussed the efforts being made to improve the performance records of such Funds. The board also considered the advantages to each Fund of having an advisor that is associated with a global investment management organization. In connection with its review of the quality of the execution of the Funds' trades, the board considered INVESCO's use in fund transactions of brokers or dealers that provided research and other services to INVESCO or its affiliates, and the benefits derived from such services to the Funds and to INVESCO. The board also considered the quality of the shareholder and administrative services provided by INVESCO, as well as the firm's positive compliance history.

With respect to the overall fairness of the Agreement, the board primarily considered the fairness of fee arrangements and the profitability and any fall-out benefits to INVESCO and its affiliates from their association with the Funds. The board reviewed information from an independent data service about the rates of compensation paid to investment advisors and overall expense ratios, for funds comparable in size, character, and investment strategy to the Funds. In concluding that the benefits accruing to INVESCO and its affiliates by virtue of their relationships with the Funds were reasonable in comparison with the costs of providing investment advisory services and the benefits accruing to each Fund, the board reviewed specific data as to INVESCO's profit or loss on each Fund, and carefully examined INVESCO's cost allocation methodology. In this connection, the board requested that the Funds' independent auditors review INVESCO's methodology for appropriateness. The board concluded that renewal of the Agreement was in the best interest of the Funds' shareholders. These matters were considered by the directors who are not affiliated with INVESCO (the "Independent Directors") working with experienced 1940 Act counsel that is independent of INVESCO.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub- accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated June 1, 2000, as amended February 10, 2003 with the Company.

The Administrative Service Agreement requires INVESCO to provide the following services to the Funds:

     o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

     o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.045% of the average net assets of each Fund.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated June 1, 2000, as amended February 10, 2003 with the Company.

The Transfer Agency Agreement provides that each Fund pays INVESCO an annual fee of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in each Fund at any time during each month.

FEES PAID TO INVESCO

During the periods outlined in the table below, the Funds paid the following fees to INVESCO (if applicable, prior to the voluntary absorption of certain Fund expenses by INVESCO). The fees are allocated daily to each class based on the relative proportion of net assets represented by such class. To limit expenses, INVESCO has contractually obligated itself to waive fees and bear expenses through March 31, 2004 that would cause the ratio of expenses to average net assets to exceed 2.10% for Class A shares, 2.75% for each of Class B and Class C shares, and 2.20% for Class K shares. INVESCO is entitled to reimbursement by a class of any fees waived pursuant to this arrangement if such reimbursement does not cause the class to exceed the current expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

                                               Administrative      Transfer
                                   Advisory       Services         Agency
                                   --------       --------         ------

INVESTOR CLASS
--------------
ENERGY FUND
Year Ended March 31, 2003        $ 2,050,307   $  132,659       $  1,351,371
Year Ended March 31, 2002          2,929,700      189,667          1,545,053
Year Ended March 31, 2001          2,879,451      186,653          1,075,177

FINANCIAL SERVICES FUND
Year Ended March 31, 2003        $ 6,122,659   $  426,493       $  3,201,855
Year Ended March 31, 2002          8,297,002      603,780          3,653,571
Year Ended March 31, 2001          8,371,286      609,355          3,592,106

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2003        $   835,712   $   59,722       $    640,022
Year Ended March 31, 2002            579,576       44,747            591,845
Year Ended March 31, 2001            540,427       42,425            675,307

HEALTH SCIENCES FUND
Year Ended March 31, 2003        $ 7,222,357   $  515,834       $  4,374,452
Year Ended March 31, 2002         10,066,179      748,431          4,995,833
Year Ended March 31, 2001         11,327,342      854,080          4,932,280

                                               Administrative      Transfer
                                   Advisory       Services         Agency
                                   --------       --------         ------

LEISURE FUND
Year Ended March 31, 2003        $ 4,325,688   $  289,940       $  2,455,246
Year Ended March 31, 2002          4,812,282      322,191          2,223,893
Year Ended March 31, 2001          4,052,866      266,399          1,546,588

REAL ESTATE OPPORTUNITY FUND
Year Ended March 31, 2003        $   177,365   $   19,838       $    202,193
Year Ended March 31, 2002            195,437       21,375            184,349
Year Ended March 31, 2001            254,331       24,944            181,945

TECHNOLOGY FUND
Year Ended March 31, 2003        $ 6,450,728   $  493,538       $  7,981,678
Year Ended March 31, 2002         11,221,569      952,220          9,473,575
Year Ended March 31, 2001         19,905,436    1,951,880          7,774,361

TELECOMMUNICATIONS FUND
Year Ended March 31, 2003        $ 2,278,312   $  167,771       $  5,273,178
Year Ended March 31, 2002          6,059,211      479,920          7,169,676
Year Ended March 31, 2001         15,411,959    1,401,796          6,982,923

UTILITIES FUND
Year Ended March 31, 2003        $   655,934   $   49,190       $    547,156
Year Ended March 31, 2002          1,271,828       86,184            663,815
Year Ended March 31, 2001          1,866,797      121,963            643,717

INSTITUTIONAL CLASS
-------------------
TECHNOLOGY FUND
Year Ended March 31, 2003        $ 5,032,432   $  384,676       $  1,921,921
Year Ended March 31, 2002          7,741,523      656,870          1,866,951
Year Ended March 31, 2001         14,662,130    1,439,144          1,436,449

CLASS A
-------

ENERGY FUND
Year Ended March 31, 2003        $    47,926   $    3,111       $     13,598

FINANCIAL SERVICES FUND
Year Ended March 31, 2003        $    20,833   $    1,436       $     10,460

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2003        $    11,649   $      832       $     10,637

HEALTH SCIENCES FUND
Year Ended March 31, 2003        $     9,687   $      688       $      9,750

                                               Administrative      Transfer
                                   Advisory       Services         Agency
                                   --------       --------         ------

LEISURE FUND
Year Ended March 31, 2003        $   119,744   $    7,971       $     39,891

REAL ESTATE OPPORTUNITY FUND
Year Ended March 31, 2003        $     8,600   $      982       $      2,124

TECHNOLOGY FUND
Year Ended March 31, 2003        $    12,982   $      976       $      7,798

TELECOMMUNICATIONS FUND
Year Ended March 31, 2003        $     5,271   $      390       $      3,544

UTILITIES FUND
Year Ended March 31, 2003        $     2,533   $      192       $      1,045

CLASS B
-------

ENERGY FUND
Year Ended March 31, 2003        $     5,555   $      361       $      2,355

FINANCIAL SERVICES FUND
Year Ended March 31, 2003        $     4,450   $      307       $      2,419

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2003        $     6,563   $      471       $        898

HEALTH SCIENCES FUND
Year Ended March 31, 2003        $     2,401   $      170       $      1,618

LEISURE FUND
Year Ended March 31, 2003        $    36,036   $    2,397       $     15,848

REAL ESTATE OPPORTUNITY FUND
Year Ended March 31, 2003        $       516   $       59       $        285

TECHNOLOGY FUND
Year Ended March 31, 2003        $     1,084   $       81       $        857

TELECOMMUNICATIONS FUND
Year Ended March 31, 2003        $        73   $        5       $        131

UTILITIES FUND
Year Ended March 31, 2003        $     1,296   $       98       $        294

                                               Administrative      Transfer
                                   Advisory       Services         Agency
                                   --------       --------         ------

CLASS C
-------

ENERGY FUND
Year Ended March 31, 2003        $    75,869   $    4,911       $     51,772
Year Ended March 31, 2002             71,360        4,614             36,128
Year Ended March 31, 2001             28,834        1,873              7,544

FINANCIAL SERVICES FUND
Year Ended March 31, 2003        $    85,164   $    5,932       $     66,317
Year Ended March 31, 2002             89,895        6,538             43,206
Year Ended March 31, 2001             40,178        2,948              8,719

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2003        $    18,502   $    1,321       $     12,141
Year Ended March 31, 2002              1,690          129              2,548
Year Ended March 31, 2001                 56            4                 65

HEALTH SCIENCES FUND
Year Ended March 31, 2003        $    53,017   $    3,791       $     98,464
Year Ended March 31, 2002             92,387        6,869             68,972
Year Ended March 31, 2001             30,819        2,330             14,710

LEISURE FUND
Year Ended March 31, 2003        $   123,328   $    8,252       $     85,622
Year Ended March 31, 2002             66,957        4,491             37,966
Year Ended March 31, 2001             13,858          913              4,604

REAL ESTATE OPPORTUNITY FUND
Year Ended March 31, 2003        $     6,162   $      680       $      9,500
Year Ended March 31, 2002              7,330          791              6,027
Year Ended March 31, 2001              8,340          816              2,078

TECHNOLOGY FUND
Year Ended March 31, 2003        $    47,458   $    3,639       $    136,791
Year Ended March 31, 2002             82,082        6,955            121,293
Year Ended March 31, 2001             58,968        5,691             34,315

TELECOMMUNICATIONS FUND
Year Ended March 31, 2003        $    21,116   $    1,555       $     99,233
Year Ended March 31, 2002             67,072        5,268             88,258
Year Ended March 31, 2001             52,776        4,761             30,893

                                               Administrative      Transfer
                                   Advisory       Services         Agency
                                   --------       --------         ------

UTILITIES FUND
Year Ended March 31, 2003        $     7,076   $      530       $     12,459
Year Ended March 31, 2002             16,021        1,087             10,315
Year Ended March 31, 2001              8,377          547              2,420

CLASS K
-------

ENERGY FUND
Year Ended March 31, 2003        $     1,034   $       67       $      2,083
Year Ended March 31, 2002                 40            2                274
Period Ended March 31, 20011               3            0                  8

FINANCIAL SERVICES FUND
Year Ended March 31, 2003        $     7,688   $      533       $      5,226
Year Ended March 31, 2002              2,642          191              1,181
Period Ended March 31, 20011               2            0                  8

HEALTH SCIENCES FUND
Year Ended March 31, 2003        $    13,857   $      988       $     15,184
Year Ended March 31, 2002              7,002          519              4,885
Period Ended March 31, 20011               2            0                  7

LEISURE FUND
Year Ended March 31, 2003        $   428,717   $   28,689       $    599,451
Period Ended March 31, 2002(2)       101,257        6,857                 13

TECHNOLOGY FUND
Year Ended March 31, 2003        $   128,789   $    9,805       $    289,239
Year Ended March 31, 2002             57,321        4,797             20,793
Period Ended March 31, 2001(1)             1            0                 13

TELECOMMUNICATIONS FUND
Year Ended March 31, 2003        $     4,377   $      323       $     10,612
Year Ended March 31, 2002              2,436          183              2,901
Period Ended March 31, 2001(1)             2            0                  7

(1) For the period December 1, 2000, commencement of operations, through March 31, 2001.

(2) For the period December 17, 2001, commencement of operations, through March 31, 2002.

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

The tables below provide information about each of the Company's directors and officers. The first table provides information for the Independent Directors, and the second table provides information for the directors who are "interested persons" of the Company as defined in Section 2(a)(19) of the 1940 Act (the "Interested Directors"). For the Interested Directors, information about their principal occupations and other directorships reflects their affiliation with INVESCO and its affiliated companies.

INDEPENDENT DIRECTORS

Name, Address, and Age      Position(s) Held    Principal Occupation(s)         Number of    Other Director-
                            With Company,       During Past Five Years(2)       Funds in     ships Held by
                            Term of Office(1)                                   Fund Com-    Director
                            and Length of                                       plex Over
                            Time Served(2)                                      seen by
                                                                                Director
Bob R. Baker                Vice Chairman of    Consultant (2000-present).      48
(3)(4)(5)(9)(10)(11)(12)    the Board (2003-    Formerly, President and Chief
37 Castle Pines Dr. N.      present)            Executive Officer (1988-2000)
Castle Rock, Colorado                           of AMC Cancer Research
Age:  66                                        Center, Denver, Colorado;
                                                until mid-December 1988,
                                                Vice Chairman of the Board of
                                                First Columbia Financial
                                                Corporation, Englewood,
                                                Colorado; formerly, Chairman
                                                of the Board and Chief
                                                Executive Officer of First
                                                Columbia Financial Corporation.

Name, Address, and Age      Position(s) Held    Principal Occupation(s)         Number of    Other Director-
                            With Company,       During Past Five Years(2)       Funds in     ships Held by
                            Term of Office(1)                                   Fund Com-    Director
                            and Length of                                       plex Over
                            Time Served(2)                                      seen by
                                                                                Director
Sueann Ambron, Ph.D.(5)     Director (since     Dean of the Business School,    48
University of Colorado      2003)               College of Business,
at Denver                                       University of Colorado at
1250 14th Street                                Denver (2000-present).
Denver, Colorado                                Formerly, President and
Age: 58                                         Chief Executive Officer of
                                                Avulet, Inc., Sunnyvale,
                                                California (1998-1999), and
                                                Vice President and General
                                                Manager, Multimedia Services
                                                Division, Motorola, Inc.,
                                                Schaumburg, Illinois (1996-
                                                1998).

Victor L. Andrews, Ph.D.    Director            Professor Emeritus, Chairman    48
(5)(7)(10)(11)                                  Emeritus and Chairman and CFO
34 Seawatch Drive                               of the Roundtable of the
Savannah, Georgia                               Department of Finance of
Age:  73                                        Georgia State University; and
                                                President, Andrews Financial
                                                Associates, Inc. (consulting
                                                firm). Formerly, member of
                                                the faculties of the Harvard
                                                Business School and the Sloan
                                                School of Management of MIT.


Lawrence H. Budner          Director            Trust Consultant. Formerly,     48
(3)(6)(10)(11)                                  Senior Vice President and
7608 Glen Albens Circle                         Senior Trust Officer of
Dallas, Texas                                   InterFirst Bank, Dallas,
Age:  73                                        Texas.


Name, Address, and Age      Position(s) Held    Principal Occupation(s)         Number of    Other Director-
                            With Company,       During Past Five Years(2)       Funds in     ships Held by
                            Term of Office(1)                                   Fund Com-    Director
                            and Length of                                       plex Over
                            Time Served(2)                                      seen by
                                                                                Director

James T. Bunch              Director (since     Co-President and Founder of     48
(4)(5)(6)(8)(9)(12)         2000)               Green, Manning & Bunch Ltd.,
3600 Republic Plaza                             Denver, Colorado
370 Seventeenth Street                          (1988-present); Director and
Denver, Colorado                                Vice President of Western
Age:  60                                        Golf Association and Evans
                                                Scholars Foundation;
                                                Executive Committee, United
                                                States Golf Association.
                                                Formerly, General Counsel and
                                                Director of Boettcher & Co.,
                                                Denver, Colorado; and
                                                formerly, Chairman and
                                                Managing Partner of Davis,
                                                Graham & Stubbs, Denver,
                                                Colorado.

Gerald J. Lewis(3)(7)(8)(9) Director (since     Chairman of Lawsuit Reso-       48           Director of General Chemical
701 "B" Street              2000)               lution Services, San Diego,                  Group, Inc., Hampdon, New
Suite 2100                                      California (1987-present).                   Hampshire (1996-present).
San Diego, California                           Formerly, Associate Justice                  Director of Wheelabrator
Age:  69                                        of the California Court of                   Technologies, Inc., Fisher
                                                Appeals; and Of Counsel,                     Scientific, Inc., Henley
                                                Latham & Watkins, San Diego,                 Manufacturing, Inc., and
                                                California (1987-1997).                      California Coastal
                                                                                             Properties, Inc.

Name, Address, and Age      Position(s) Held    Principal Occupation(s)         Number of    Other Director-
                            With Company,       During Past Five Years(2)       Funds in     ships Held by
                            Term of Office(1)                                   Fund Com-    Director
                            and Length of                                       plex Over
                            Time Served(2)                                      seen by
                                                                                Director

John W. McIntyre            Director            Retired. Trustee of Gables      48
(3)(4)(6)(8)(12)                                Residential Trust; Trustee
7 Piedmont Center Suite 100                     and Chairman of the J.M. Tull
Atlanta, Georgia                                Charitable Foundation;
Age: 72                                         Director of Kaiser Foundation
                                                Health Plans of Georgia, Inc.
                                                Formerly, Vice Chairman of
                                                the Board of Directors of The
                                                Citizens and Southern
                                                Corporation and Chairman of
                                                the Board and Chief Executive
                                                Officer of The Citizens and
                                                Southern Georgia Corp. and
                                                The Citizens and Southern
                                                National Bank; formerly,
                                                Trustee of INVESCO Global
                                                Health Sciences Fund and
                                                Trustee of Employee's
                                                Retirement System of GA,
                                                Emory University.

Larry Soll, Ph.D.           Director (since     Retired. Formerly, Chairman     48           Director of Synergen since
(5)(7)(9)(10)(11)           1997)               of the Board (1987-1994),                    incorporation in 1982;
2358 Sunshine Canyon Drive                      Chief Executive Officer                      Director of Isis
Boulder, Colorado                               (1982-1989 and 1993-1994) and                Pharmaceuticals, Inc.
Age:  61                                        President (1982-1989) of
                                                Synergen Inc.; and formerly,
                                                Trustee of INVESCO Global
                                                Health Sciences Fund.

INTERESTED DIRECTORS AND OFFICERS.

Messrs. Cunningham and Healey are Interested Directors by virtue of the fact that they are officers of INVESCO. Mr. Williamson is an Interested Director by virtue of the fact that he is an officer of AMVESCAP PLC, the parent company of INVESCO.

Name, Address, and Age      Position(s) Held    Principal Occupation(s)         Number of    Other Director-
                            With Company,       During Past Five Years(2)       Funds in     ships Held by
                            Term of Office(1)                                   Fund Com-    Director
                            and Length of                                       plex Over-
                            Time Served(2)                                      seen by
                                                                                Director
Mark H. Williamson(4)       Chairman of the     President and Chief Executive   48
4350 South Monaco Street    Board (since        Officer, AIM Investment
Denver, Colorado            1999). Formerly,    Management and Chief
Age:  52                    President (1998-    Executive Officer of the AIM
                            2002) and Chief     Division of AMVESCAP PLC
                            Executive Officer   (1998-2002). Formerly, Chief
                            (2003-present).     Executive Officer, Managed
                                                Products Division, AMVESCAP
                                                PLC (2001-2002). Formerly,
                                                Chairman of the Board
                                                (1998-2002), President
                                                (1998-2002), and Chief
                                                Executive Officer (1998-2002)
                                                of INVESCO Funds Group, Inc.
                                                and of INVESCO Distributors,
                                                Inc. Formerly, Chief
                                                Operating Officer and
                                                Chairman of the Board of
                                                INVESCO Global Health
                                                Sciences Fund; formerly,
                                                Chairman and Chief Executive
                                                Officer of NationsBanc
                                                Advisors, Inc.; and formerly,
                                                Chairman of NationsBanc
                                                Investments, Inc.

Name, Address, and Age      Position(s) Held    Principal Occupation(s)         Number of    Other Director-
                            With Company,       During Past Five Years(2)       Funds in     ships Held by
                            Term of Office(1)                                   Fund Com-    Director
                            and Length of                                       plex Over-
                            Time Served(2)                                      seen by
                                                                                Director

Raymond R. Cunningham       President           President (2003-present) and    48           Director of INVESCO Funds
(11)(12)                    (2003-present),     Chief Executive Officer                      Group, Inc. and Chairman of
4350 South Monaco Street    Chief Executive     (2003-present) of INVESCO                    the Board of INVESCO
Denver, Colorado            Officer (2003-      Funds Group, Inc.; Chairman                  Distributors, Inc.
Age: 52                     present) and        of the Board (2003-present),
                            Director  (2001-    President (2003-present), and
                            present). Formerly, Chief Executive Officer
                            Vice President      (2003-present) of INVESCO
                            (2001-2002).        Distributors, Inc. Formerly,
                                                Chief Operating Officer
                                                (2002-2003) and Senior Vice
                                                President (1999-2002) of
                                                INVESCO Funds Group, Inc. and
                                                INVESCO Distributors, Inc.;
                                                and formerly, Senior Vice
                                                President of GT Global -
                                                North America (1992-1998).

Richard W. Healey           Director (since     Senior Vice                     40           Director of INVESCO Funds
4350 South Monaco Street    (2000)              President of INVESCO                         Group, Inc. and INVESCO Dis
Denver, Colorado                                Funds Group, Inc.;                           tributors, Inc.
Age:  48                                        Senior Vice
                                                President of INVESCO
                                                Distributors, Inc.
                                                Formerly, Senior
                                                Vice President of GT
                                                Global - North
                                                America (1996-1998)
                                                and The Boston
                                                Company (1993-1996).

Name, Address, and Age      Position(s) Held    Principal Occupation(s)         Number of    Other Director-
                            With Company,       During Past Five Years(2)       Funds in     ships Held by
                            Term of Office(1)                                   Fund Com-    Director
                            and Length of                                       plex Over-
                            Time Served(2)                                      seen by
                                                                                Director

Glen A. Payne               Secretary           Senior Vice President,
4350 South Monaco Street                        General Counsel and Secretary
Denver, Colorado                                of INVESCO Funds Group, Inc.;
Age:  55                                        Senior Vice President,
                                                Secretary and General Counsel
                                                of INVESCO Distributors, Inc.
                                                Formerly, Secretary of
                                                INVESCO Global Health
                                                Sciences Fund; General
                                                Counsel of INVESCO Trust
                                                Company (1989-1998); and
                                                employee of a U.S. regulatory
                                                agency, Washington, D.C.
                                                (1973-1989).

Ronald L. Grooms            Chief Accounting    Senior Vice President and                    Director of INVESCO Funds
4350 South Monaco Street    Officer, Chief      Treasurer of INVESCO Funds                   Group, Inc. and INVESCO
Denver, Colorado            Financial Officer   Group, Inc.; and Senior Vice                 Distributors, Inc.
Age:  56                    and Treasurer       President and Treasurer of
                                                INVESCO Distributors, Inc.
                                                Formerly, Treasurer and
                                                Principal Financial and
                                                Accounting Officer of INVESCO
                                                Global Health Sciences Fund;
                                                and Senior Vice President and
                                                Treasurer of INVESCO Trust
                                                Company (1988-1998).

William J. Galvin, Jr.      Assistant Secretary Senior Vice President and                    Director of INVESCO Funds
4350 South Monaco Street                        Assistant Secretary of                       Group, Inc. and INVESCO
Denver, Colorado                                INVESCO Funds Group, Inc.;                   Distributors, Inc.
Age:  46                                        and Senior Vice President
                                                and Assistant Secretary of
                                                INVESCO Distributors, Inc.
                                                Formerly, Trust Officer of
                                                INVESCO Trust Company
                                                (1995-1998).

Name, Address, and Age      Position(s) Held    Principal Occupation(s)         Number of    Other Director-
                            With Company,       During Past Five Years(2)       Funds in     ships Held by
                            Term of Office(1)                                   Fund Com-    Director
                            and Length of                                       plex Over-
                            Time Served(2)                                      seen by
                                                                                Director

Pamela J. Piro              Assistant Treasurer Vice President and Assistant
4350 South Monaco Street                        Treasurer of INVESCO Funds
Denver, Colorado                                Group, Inc.; and Assistant
Age:  42                                        Treasurer of INVESCO
                                                Distributors, Inc. Formerly,
                                                Assistant Vice President
                                                (1996-1997).

Tane' T. Tyler              Assistant Secretary Vice President and Assistant
4350 South Monaco Street    (since 2002)        General Counsel of INVESCO
Denver, Colorado                                Funds Group, Inc.
Age: 37

(1) Each director shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the board of directors after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the board of directors in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Company's bylaws. The board of directors has adopted a retirement policy providing for mandatory retirement of a Fund director at the end of the calendar quarter in which the director becomes 75, with a director being afforded the opportunity to retire voluntarily upon reaching age 72 or at any time between ages 72 and 75.

(2) Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

(3)  Member of the audit committee of the Company.

(4) Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(5)  Member of the investments and management liaison committee of the Company.

(6)  Member of the brokerage committee of the Company.

(7)  Member of the derivatives committee of the Company.

(8)  Member of the legal committee of the Company.

(9)  Member of the nominating committee of the Company.

(10) Member of the compensation committee of the Company.

(11) Member of the retirement plan committee of the Company.

(12) Member of the valuation committee of the Company.

BOARD OF DIRECTORS STANDING COMMITTEES

The board of directors has an audit committee comprised of four directors who are Independent Directors. The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. This committee held 4 meetings during the fiscal year ended March 31, 2003.

The Company has an investments and management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision. This committee held 4 meetings during the fiscal year ended March 31, 2003.

The Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors. This committee held 4 meetings during the fiscal year ended March 31, 2003.

The Company has a derivatives committee. The committee meets quarterly to review derivatives investments made by the Funds. It monitors the use of derivatives by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies adopted by the Company's board of directors. The committee reports on these matters to the Company's board of directors. It held 4 meetings during the fiscal year ended March 31, 2003.

The Company has a valuation committee, a legal committee, a compensation committee, and a retirement plan committee. These committees meet when necessary to review valuation, legal, compensation, and retirement plan matters of importance to the Company. During the fiscal year ended March 31, 2003, the legal committee met 3 times, the compensation committee met 2 times, and the valuation and retirement plan committees did not meet.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors. The nominating committee will consider nominees recommended by shareholders. If a shareholder desires to nominate a candidate, he or she must submit a request in writing to the Chairman of the nominating committee. All requests should be sent to The President, INVESCO Funds Group, Inc., 4350 South Monaco Street, Denver, CO 80237. During the fiscal year ended March 31, 2003, the nominating committee met 4 times.

The following table provides information regarding the dollar range of equity securities beneficially owned by each director in each Fund and in the investment companies in the INVESCO Funds that are overseen by the director, as a whole, as of December 31, 2002:

----------------------------------------------------------------------------------------------------------
Director                   Dollar Range of Equity Securities                        Aggregate Dollar
                           Owned in Each Fund(1)                                    Range of Equity
                                                                                    Securities in All
                                                                                    Registered Investment
                                                                                    Companies Overseen by
                                                                                    the director in the
                                                                                    INVESCO Funds(1)
----------------------------------------------------------------------------------------------------------
INDEPENDENT
DIRECTORS
----------------------------------------------------------------------------------------------------------
Bob R. Baker               INVESCO Energy Fund                   $1-$10,000         $10,001-$50,000
                           INVESCO Financial Services Fund       $1-$10,000
                           INVESCO Gold & Precious Metals Fund   $1-$10,000
                           INVESCO Health Sciences Fund          $1-$10,000
                           INVESCO Leisure Fund                  $1-$10,000
                           INVESCO Real Estate Opportunity Fund  $1-$10,000
                           INVESCO Technology Fund               $1-$10,000
                           INVESCO Telecommunications Fund       $1-$10,000
                           INVESCO Utilities Fund                $1-$10,000
----------------------------------------------------------------------------------------------------------
Sueann Ambron              INVESCO Energy Fund                                      $0
                           INVESCO Financial Services Fund
                           INVESCO Gold & Precious Metals Fund
                           INVESCO Health Sciences Fund
                           INVESCO Leisure Fund
                           INVESCO Real Estate Opportunity Fund
                           INVESCO Technology Fund
                           INVESCO Telecommunications Fund
                           INVESCO Utilities Fund
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Director                   Dollar Range of Equity Securities                        Aggregate Dollar
                           Owned in Each Fund(1)                                    Range of Equity
                                                                                    Securities in All
                                                                                    Registered Investment
                                                                                    Companies Overseen by
                                                                                    the director in the
                                                                                    INVESCO Funds(1)
-----------------------------------------------------------------------------------------------------------
Victor L. Andrews          INVESCO Energy Fund                   $1-$10,000         $50,001-$100,000
                           INVESCO Financial Services Fund       $1-$10,000
                           INVESCO Gold & Precious Metals Fund   $1-$10,000
                           INVESCO Health Sciences Fund          $1-$10,000
                           INVESCO Leisure Fund                  $50,001-$100,000
                           INVESCO Real Estate Opportunity Fund  $1-$10,000
                           INVESCO Technology Fund               $1-$10,000
                           INVESCO Telecommunications Fund       $1-$10,000
                           INVESCO Utilities Fund                $1-$10,000
----------------------------------------------------------------------------------------------------------
Lawrence H. Budner         INVESCO Energy Fund                   $1-$10,000         Over $100,000
                           INVESCO Financial Services Fund       $1-$10,000
                           INVESCO Gold & Precious Metals Fund   $1-$10,000
                           INVESCO Health Sciences Fund          $10,001-$50,000
                           INVESCO Leisure Fund                  $10,001-$50,000
                           INVESCO Real Estate Opportunity Fund  $1-$10,000
                           INVESCO Technology Fund               $1-$10,000
                           INVESCO Telecommunications Fund       $1-$10,000
                           INVESCO Utilities Fund                $1-$10,000
----------------------------------------------------------------------------------------------------------
James T. Bunch             INVESCO Energy Fund                   $1-$10,000         $50,001-$100,000
                           INVESCO Financial Services Fund       $1-$10,000
                           INVESCO Gold & Precious Metals Fund   $1-$10,000
                           INVESCO Health Sciences Fund          $1-$10,000
                           INVESCO Leisure Fund                  $1-$10,000
                           INVESCO Real Estate Opportunity Fund  $1-$10,000
                           INVESCO Technology Fund               $1-$10,000
                           INVESCO Telecommunications Fund       $1-$10,000
                           INVESCO Utilities Fund                $1-$10,000
----------------------------------------------------------------------------------------------------------
Gerald J. Lewis            INVESCO Energy Fund                   $1-$10,000         $50,001-$100,000
                           INVESCO Financial Services Fund       $1-$10,000
                           INVESCO Gold & Precious Metals Fund   $1-$10,000
                           INVESCO Health Sciences Fund          $1-$10,000
                           INVESCO Leisure Fund                  $1-$10,000
                           INVESCO Real Estate Opportunity Fund  $1-$10,000
                           INVESCO Technology Fund               $1-$10,000
                           INVESCO Telecommunications Fund       $1-$10,000
                           INVESCO Utilities Fund                $1-$10,000
----------------------------------------------------------------------------------------------------------
John W. McIntyre           INVESCO Energy Fund                   $1-$10,000         Over $100,000
                           INVESCO Financial Services Fund       $1-$10,000
                           INVESCO Gold & Precious Metals Fund   $1-$10,000
                           INVESCO Health Sciences Fund          $1-$10,000
                           INVESCO Leisure Fund                  $50,001-$100,000
                           INVESCO Real Estate Opportunity Fund  $1-$10,000
                           INVESCO Technology Fund               $10,001-$50,000
                           INVESCO Telecommunications Fund       $1-$10,000
                           INVESCO Utilities Fund                $1-$10,000
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Director                   Dollar Range of Equity Securities                        Aggregate Dollar
                           Owned in Each Fund(1)                                    Range of Equity
                                                                                    Securities in All
                                                                                    Registered Investment
                                                                                    Companies Overseen by
                                                                                    the director in the
                                                                                    INVESCO Funds(1)
----------------------------------------------------------------------------------------------------------
Larry Soll                 INVESCO Energy Fund                   $50,001-$100,000   Over $100,000
                           INVESCO Financial Services Fund       $10,001-$50,000
                           INVESCO Gold & Precious Metals Fund   $10,001-$50,000
                           INVESCO Health Sciences Fund          $10,001-$50,000
                           INVESCO Leisure Fund                  $10,001-$50,000
                           INVESCO Real Estate Opportunity Fund  $1-$10,000
                           INVESCO Technology Fund               $10,001-$50,000
                           INVESCO Telecommunications Fund       $1-$10,000
                           INVESCO Utilities Fund                $1-$10,000
----------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------------
Mark H. Williamson         INVESCO Energy Fund                   Over $100,000      Over $100,000
                           INVESCO Financial Services Fund       $50,001-$100,000
                           INVESCO Gold & Precious Metals Fund   None
                           INVESCO Health Sciences Fund          $10,001-$50,000
                           INVESCO Leisure Fund                  $10,001-$50,000
                           INVESCO Real Estate Opportunity Fund  None
                           INVESCO Technology Fund               $10,001-$50,000
                           INVESCO Telecommunications Fund       $10,001-$50,000
                           INVESCO Utilities Fund                None
----------------------------------------------------------------------------------------------------------
Raymond R. Cunningham      INVESCO Energy Fund                   None               Over $100,000
                           INVESCO Financial Services Fund       None
                           INVESCO Gold & Precious Metals Fund   None
                           INVESCO Health Sciences Fund          $50,001-$100,000
                           INVESCO Leisure Fund                  $10,001-$50,000
                           INVESCO Real Estate Opportunity Fund  None
                           INVESCO Technology Fund               $10,001-$50,000
                           INVESCO Telecommunications Fund       $10,001-$50,000
                           INVESCO Utilities Fund                None
----------------------------------------------------------------------------------------------------------
Richard Healey             INVESCO Energy Fund                   Over $100,000      Over $100,000
                           INVESCO Financial Services Fund       $1-$10,000
                           INVESCO Gold & Precious Metals Fund   None
                           INVESCO Health Sciences Fund          $1-$10,000
                           INVESCO Leisure Fund                  $10,001-$50,000
                           INVESCO Real Estate Opportunity Fund  None
                           INVESCO Technology Fund               $1-$10,000
                           INVESCO Telecommunications Fund       $1-$10,000
                           INVESCO Utilities Fund                None
----------------------------------------------------------------------------------------------------------

(1)  All valuations of Fund shares are as of December 31, 2002.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Retirement Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended March 31, 2003.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds to these directors for services rendered in their capacities as directors during the year ended December 31, 2002. As of December 31, 2002, there were 48 INVESCO Funds.

--------------------------------------------------------------------------------------------------
Name of Person     Aggregate Compen-   Benefits Accrued     Estimated Annual   Total Compensa-
and Position       sation From         As Part of Company   Benefits Upon      tion From INVESCO
                   Company(1)          Expenses(2)          Retirement(3)      Funds Paid To
                                                                               Directors(7)
--------------------------------------------------------------------------------------------------
Bob R. Baker, Vice      $34,423                      $0              $9,323            $138,000
Chairman of the
Board
--------------------------------------------------------------------------------------------------

Sueann Ambron(4)         $6,393                      $0                  $0                  $0
--------------------------------------------------------------------------------------------------

Victor L. Andrews       $30,503                      $0              $9,323            $127,500
--------------------------------------------------------------------------------------------------

Lawrence H. Budner      $29,697                  $7,837              $9,323            $121,500
--------------------------------------------------------------------------------------------------

James T. Bunch          $31,203                      $0                  $0            $124,625
--------------------------------------------------------------------------------------------------

Fred A. Deering(5)      $35,698                      $0             $10,146            $140,500
--------------------------------------------------------------------------------------------------

Wendy L. Gramm(5)            $0                      $0                  $0             $74,875
--------------------------------------------------------------------------------------------------

Gerald J. Lewis         $28,870                      $0                  $0            $116,500
--------------------------------------------------------------------------------------------------

John W. McIntyre        $31,388                  $7,837              $9,323            $124,000
--------------------------------------------------------------------------------------------------

Larry Soll              $31,522                      $0                  $0            $126,000
--------------------------------------------------------------------------------------------------

Total                  $259,697                 $15,674             $47,438          $1,093,500
--------------------------------------------------------------------------------------------------

% of Net Assets      0.0055%(6)              0.0003%(6)                              0.0060%(7)
--------------------------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairs of certain of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Retirement Plan and Deferred Retirement Plan Account Agreement discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Dr. Ambron and Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Retirement Plan.

(4) Dr. Ambron commenced her service as a director of the Company on January 1, 2003.

(5) Dr. Gramm resigned as a director of the Company on February 7, 2002. Mr. Deering retired as a director of the Company on March 31, 2003.

(6) Total as a percentage of the Company's net assets as of March 31, 2003.

(7) Total compensation as a percentage of the net assets of the INVESCO Funds as of December 31, 2002.

Messrs. Cunningham, Healey and Williamson, as Interested Directors of the Company and the other INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

PARTICIPATION IN CERTAIN PLANS AND AGREEMENTS

The boards of directors of the INVESCO Funds have adopted a Retirement Plan (the "Plan") and a Deferred Retirement Plan Account Agreement (the "Agreement"). Certain of the Independent Directors of the Company participate either in the Plan or in the Agreement. Under the Plan and the Agreement, each participating director who is not an interested person of the Funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Participating Qualified Director") is entitled to receive a benefit upon retirement.

THE PLAN

Commencing with attainment of age 72 by a Participating Qualified Director who has elected to participate in the Plan and who voluntarily retires prior to reaching age 72, and commencing with the date of retirement of a Participating Qualified Director who retires upon reaching age 72 or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Participating Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who became Participating Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or at age 73 or 74, if the Director extends his retirement date for one to two years, but less than three years) are entitled to payment for one year of twice the Annual Benefit.

Payment of the Annual Benefit will continue for the remainder of the Participating Qualified Director's life or ten years, whichever is longer. If a Participating Qualified Director becomes disabled before the date upon which his or her Annual Benefit payments would normally commence, such benefit payments will begin. If a Participating Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of ten years of payments has been received. A Participating Qualified Director who has elected to participate in the Plan receives no benefits from the Agreement. The Plan is administered by a committee of four directors, including at least one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under an earlier Plan to former director Daniel D. Chabris as of October 1, 1998 and to former director Kenneth T. King as of January 1, 2000. Messrs. Chabris and King are entitled to receive quarterly payments at an annual rate equal to 50% of the annual retainer fees and annual board meeting fees which are paid to an active Fund director. Annual payments made to Messrs. Chabris and King exceed $34,000 per year.

THE AGREEMENT

A Participating Qualified Director who has elected to participate in the Agreement receives no benefits from the Plan. Pursuant to the terms of the Agreement, a deferred retirement account is established for a Qualified Participating Director (the "Account"). The dollar amount credited to the Account is in an amount which, based upon an assumed account appreciation rate of 6.25% per annum, will provide the Participating Qualified Director with an account value of $340,000 upon reaching age 72. Once the initial dollar amount of the Account is established, Account proceeds are invested in shares of one or more of the INVESCO Funds. The value of the Account fluctuates with the appreciation or depreciation in the shares of the Funds owned by the Account and Account shares are increased by the amount of any dividends and capital gains distributions paid with respect to the shares. Upon retirement, a Participating Qualified Director is entitled to receive the value in the Account either in a lump sum payment or in payments over a stipulated number of months. The Account value continues to fluctuate as long as monthly payments are made. If a Participating Qualified Director becomes disabled or dies prior to his or her retirement and if, at the time of disability or death, the value of a Participating Qualified Director's Account is less than $340,000, the Director or the Director's beneficiary or estate will not be paid the value in the Account but will receive $34,000 per annum for ten years. If, at the time of the Participating Qualified Director's death or disability prior to retirement, the value in the director's Account is $340,000 or more, the Participating Qualified Director or his or her estate or beneficiary will receive the value in the Account either in a lump sum or in quarterly installments. The cost of providing the initial dollar amount to be allocated to a Participating Qualified Director's Account and the cost of payment of any death or disability benefit that aggregates more than the Account value will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by a committee appointed to administer the Agreement. The committee is composed of three interested Directors and one Independent Director of the Funds.

The Company has no stock options, pension, or retirement plans for affiliated directors of the INVESCO Funds or for management or other personnel, and pays no salary or compensation to any of its officers.

DEFERRED COMPENSATION PLAN

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Director may own either directly or beneficially. Each of the Independent Directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of June 30, 2003, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

INVESTOR CLASS
--------------

ENERGY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Charles Schwab & Co. Inc. Special Custody Acct.    Beneficial                     30.43%
for the Exclusive Benefit of Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------
National Financial Services Corp.                  Beneficial                      7.76%
The Exclusive Benefit of Customers
One World Financial Center
Attn:  Kate - Recon.
200 Liberty Street, 5th Floor
New York, NY 10281-5500
-----------------------------------------------------------------------------------------------

FINANCIAL SERVICES FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Charles Schwab & Co                                Beneficial                     33.40%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------
National Financial Services Corp.                  Beneficial                      5.88%
The Exclusive Benefit of Customers
One World Financial Center
Attn:  Kate - Recon.
200 Liberty Street, 5th Floor
New York, NY 10281-5500
-----------------------------------------------------------------------------------------------

GOLD & PRECIOUS METALS FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Charles Schwab & Co                                Beneficial                     21.90%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------

HEALTH SCIENCES FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Charles Schwab & Co Inc.                           Beneficial                     23.54%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
National Financial Services Corp.                  Beneficial                      5.47%
The Exclusive Benefit of Customers
One World Financial Center
Attn:  Kate - Recon.
200 Liberty Street, 5th Floor
New York, NY 10281-5500
-----------------------------------------------------------------------------------------------

LEISURE FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Charles Schwab & Co Inc                            Beneficial                     27.43%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------
National Financial Services Corp.                  Beneficial                      5.34%
The Exclusive Benefit of Customers
One World Financial Center
Attn:  Kate - Recon.
200 Liberty Street, 5th Floor
New York, NY 10281-5500
-----------------------------------------------------------------------------------------------

REAL ESTATE OPPORTUNITY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Charles Schwab & Co Inc                            Beneficial                     13.67%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------

TECHNOLOGY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Charles Schwab & Co                                Beneficial                     25.33%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Charles Schwab & Co Inc.                           Beneficial                     24.20%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------
National Financial Services Corp.                  Beneficial                      8.23%
The Exclusive Benefit of Customers
One World Financial Center
Attn:  Kate - Recon.
200 Liberty Street, 5th Floor
New York, NY 10281-5500
-----------------------------------------------------------------------------------------------

UTILITIES FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Charles Schwab & Co                                Beneficial                     34.62%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
-------------------

TECHNOLOGY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
State Street Global ADV TR                         Beneficial                     99.99%
Boeing Company Master Trust
105 Rosemond Avenue Wesin
Westwood, MA 02090-2318
-----------------------------------------------------------------------------------------------

CLASS A
-------

ENERGY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Prudential Securities, Inc.                        Beneficial                      7.48%
Acct 910-404559-000
Attn: Mutual Funds
1 New York Plaza
New York, NY 10004-1901
-----------------------------------------------------------------------------------------------
Charles Schwab & Co, Inc.                          Beneficial                     30.81%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------
UBS Financial Services, Inc.                       Beneficial                     13.34%
Alan D. Moore
C/O Red Oak Capital
15303 Dallas Pkwy
Suite 350, LB-45
Addison, TX 750001-4677
-----------------------------------------------------------------------------------------------

FINANCIAL SERVICES FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Charles Schwab & Co, Inc.                          Beneficial                     46.77%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------
Merrill Lynch                                      Beneficial                     10.12%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
-----------------------------------------------------------------------------------------------

GOLD & PRECIOUS METALS FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Mid Atlantic Capital Corp Cust                     Beneficial                      6.71%
Nutramax Laboratories Inc. Yolk PSP
2208 Lakeside Blvd
Edgewood, MD 21040-1102
-----------------------------------------------------------------------------------------------

HEALTH SCIENCES FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Charles Schwab & Co, Inc.                          Beneficial                     37.85%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------
Prudential Securities, Inc.                        Beneficial                      6.63%
Acct 910-4U4559-000
Attn: Mutual Funds
1 New York Plaza
New York, NY 10004-1901
-----------------------------------------------------------------------------------------------

LEISURE FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Charles Schwab & Co, Inc.                          Beneficial                     35.41%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------

REAL ESTATE OPPORTUNITY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
FTC & Co.                                          Beneficial                     68.19%
Account #00022
P.O. Box 173736 Denver, CO 80217-3736
-----------------------------------------------------------------------------------------------
Charles Schwab & Co, Inc.                          Beneficial                      7.98%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------

TECHNOLOGY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Charles Schwab & Co, Inc.                          Beneficial                     12.32%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
FTC & Co., Account #00022                          Beneficial                     48.92%
Datalynx
P.O. Box 173736 Denver, CO 80217-3736
-----------------------------------------------------------------------------------------------
FTC & Co.                                          Beneficial                      9.75%
Attn: Datalynx #00319
P.O. Box 173736 Denver, CO 80217-3736
-----------------------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Charles Schwab & Co, Inc.                          Beneficial                     26.90%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------
Prudential Securities, Inc.                        Beneficial                     35.95%
Acct. 910-4U4559-000
Attn: Mutual Funds
1 New York Plaza
New York, NY 10004-1901
-----------------------------------------------------------------------------------------------

UTILITIES FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
UBS Financial Services, Inc.                       Beneficial                      6.40%
Dorothy S. Depp
700 Ocean Ave, Apt 314
Spring Lake, NJ 07762-1272
-----------------------------------------------------------------------------------------------
Charles Schwab & Co, Inc.                          Beneficial                     12.22%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Prudential Securities, Inc.                        Beneficial                     52.26%
Acct 910-4U4559-000
Attn: Mutual Funds
1 New York Plaza
New York, NY 10004-1901
-----------------------------------------------------------------------------------------------
Pershing LLC                                       Beneficial                      5.75%
P.O. Box 2052
Jersey City, NJ 07303-2052
-----------------------------------------------------------------------------------------------

CLASS B
-------

ENERGY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
AMVESCAP NATL TC CUST IRA R/O                      Beneficial                      6.45%
Jeffrey D. Barrow
17569 Plum Creek Trl
Chagrin Falls, OH 44023-5605
-----------------------------------------------------------------------------------------------

FINANCIAL SERVICES FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
None
-----------------------------------------------------------------------------------------------

GOLD & PRECIOUS METALS FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Pershing LLC                                       Beneficial                      8.52%
P.O. Box 2052
Jersey City, NJ 07303-2052
-----------------------------------------------------------------------------------------------

HEALTH SCIENCES FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Dean Witter For The Benefit of                     Beneficial                      5.11%
Robert G. Leggett
PO Box 250
New York, NY 10008-0250
-----------------------------------------------------------------------------------------------
Merrill Lynch                                      Beneficial                      6.78%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
-----------------------------------------------------------------------------------------------
American Enterprise Investment Svcs                Beneficial                      6.11%
FBO 224368931
PO Box 9446
Minneapolis, MN 55440-9446
-----------------------------------------------------------------------------------------------

LEISURE FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
None
-----------------------------------------------------------------------------------------------

REAL ESTATE OPPORTUNITY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
American Enterprise Investment Svcs                Beneficial                      9.41%
FBO 215222551
PO Box 9446
Minneapolis, MN 55440-9446
-----------------------------------------------------------------------------------------------
First Clearing Corporation                         Beneficial                      6.19%
A/C 5740-9809
Michael J. McGlynn IRA
1 Woodstream Ct
New Hartford, NY 13413-2712
-----------------------------------------------------------------------------------------------
American Enterprise Investment Shrs                Beneficial                     13.46%
FBO 217843921
P.O. Box 9446
Minneapolis, MN 55440-9446
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Valgeen M. Smeltzer Trustee                        Beneficial                     31.66%
Valgean M. Smeltzer Trust
3227 Caughey Rd
Erie, PA 16506-2739
-----------------------------------------------------------------------------------------------

TECHNOLOGY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
FISERV Securities Inc.                             Beneficial                      7.85%
FAO 10594500
One Commerce Square
2005 Market St., Suite 1200
Philadelphia, PA 19103-7008
-----------------------------------------------------------------------------------------------
FISERV Securities Inc.                             Beneficial                      6.34%
FAO 10335088
One Commerce Square
2005 Market St., Suite 1200
Philadelphia, PA 19103-7008
-----------------------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
American Enterprise Investment Svcs                Beneficial                     17.23%
FBO 146005061
PO Box 9446
Minneapolis, MN 55440-9446
-----------------------------------------------------------------------------------------------
National Investor Services FBO                     Beneficial                      6.09%
434-04898-24
55 Water Street, 32nd Floor
New York, NY 10041-0028
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
NFSC FEBO #OKS-809233                              Beneficial                     17.59%
NFS/FMTC SEP IRA
FBO Norm Detrick
3820 Roberts RD6
Akron, OH 44333-1177
-----------------------------------------------------------------------------------------------
NFSC FEBO #STL-534951                              Beneficial                     48.68%
NFS/FMTC Rollover IRA
FBO Michael W. Mulcahy
19322 Araglin Ct
Strongsville, OH 44149-0958
-----------------------------------------------------------------------------------------------

UTILITIES FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
UBS Financial Services, Inc.                       Beneficial                     11.18%
Eileen Gehring
15 Macopin Ct
Livingston, NJ 07039-2948
-----------------------------------------------------------------------------------------------
UBS Financial Services, Inc.                       Beneficial                     10.69%
Theresa Hampl
136 Randolph Ave
Dumont, NJ 07628-2948
-----------------------------------------------------------------------------------------------
UBS Financial Services, Inc.                       Beneficial                      8.54%
Robert T. Harmon & Nancy Harmon JTWROS
14 Schindler Ct
Chatham, NJ 07928-1938
-----------------------------------------------------------------------------------------------
UBS Financial Services, Inc.                       Beneficial                      7.99%
UBS Painewebber CDN FBO
Federick P. Schmitt
PO Box 3321
Weehawken, NJ 07086-8154
-----------------------------------------------------------------------------------------------
First Clearing Corporation                         Beneficial                     42.08%
A/C 4054-9678
Edward J. Harper II IRA
FCC Cust
P.O. Box 527
Greenville, NC 27835-0527
-----------------------------------------------------------------------------------------------

CLASS C
-------

ENERGY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
None
-----------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Merrill Lynch                                      Beneficial                      9.56%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
-----------------------------------------------------------------------------------------------

GOLD & PRECIOUS METALS FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Merrill Lynch                                      Beneficial                     14.78%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
-----------------------------------------------------------------------------------------------
William Heller                                     Record                          5.84%
418 S Westgate Ave
Los Angeles, CA 90049-4210
-----------------------------------------------------------------------------------------------

HEALTH SCIENCES FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
None
-----------------------------------------------------------------------------------------------

LEISURE FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Merrill Lynch                                      Beneficial                      6.73%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
-----------------------------------------------------------------------------------------------

REAL ESTATE OPPORTUNITY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Carroll M. Bahnsen, Trustee                        Record                          6.08%
Carroll M. Bahnsen Trust
210 Geitner Avenue
Newton, NC 28658-9647
-----------------------------------------------------------------------------------------------
Paramount Securities, Ltd.                         Beneficial                     10.37%
4 State Rd #PMB-506
Media, PA
-----------------------------------------------------------------------------------------------

TECHNOLOGY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
None
-----------------------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
None
-----------------------------------------------------------------------------------------------

UTILITIES FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
None
-----------------------------------------------------------------------------------------------

CLASS K
-------

ENERGY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Circle Trust Co. Cust.                             Beneficial                     12.95%
GoldK Omnibus Account
Metro Center
1 Station Pl.
Stamford, CT 06902-6800
-----------------------------------------------------------------------------------------------
Circle Trust Co. Cust.                             Beneficial                     22.21%
Lynch Anselmo Ott Bryan & Co.
401K Profit Sharing Plan
Metro Center
1 Station Place
Stamford, CT 06902
-----------------------------------------------------------------------------------------------
MCB Trust                                          Beneficial                      8.88%
Services Cust
Grand Vehicle Works Holdings C
700 17th St., Ste 300
Denver, CO 80202-3531
-----------------------------------------------------------------------------------------------
JP Morgan Chase Bank                               Beneficial                     12.78%
Deloitte & Touche Profit Sharing
Attn: Angela Ma
3 Metrotech Ctr FL 6
Brooklyn, NY 11245-0001
-----------------------------------------------------------------------------------------------

FINANCIAL SERVICES FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Saxon & Co.                                        Beneficial                     35.74%
FBO 20-01-302-9912426
P.O. Box 7780-1888
Philadelphia, PA 19182-0001
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Circle Trust Co.                                   Beneficial                      8.25%
Pacific Coast Cabling Inc.
401K PSP
Metro Center
One Station Pl.
Stamford, CT 06902-6800
-----------------------------------------------------------------------------------------------
TransAmerica Life Ins & Annuity Co.                Beneficial                     30.46%
Attn: Daisy Lo
Retirement Services - Separate Acct
P.O. Box 30368 Los Angeles, CA 90030 - 0368
-----------------------------------------------------------------------------------------------
JPMorgan Chase Bank                                Beneficial                      9.26%
Deloitte & Touche Profit Sharing
Attn: Angela Ma
3 Metrotech Ctr. FL 6
Brooklyn, NY 11245-0001
-----------------------------------------------------------------------------------------------

HEALTH SCIENCES FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Saxon & Co.                                        Beneficial                     68.47%
FBO 20-01-302-9912426
P.O. Box 7780-1888
Philadelphia, PA 19182-0001
-----------------------------------------------------------------------------------------------

LEISURE FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
None
-----------------------------------------------------------------------------------------------

TECHNOLOGY FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Transamerica Life Ins. & Annuity Co.               Beneficial                     58.42%
Attn: Daisy Lo
Retirement Services - Separate Account
P.O. Box 30368 Los Angeles, CA 90030-0368
-----------------------------------------------------------------------------------------------
Saxon & Co.                                        Beneficial                     29.87%
FBO 20-01-302-9912426
P.O. Box 7780-1888
Philadelphia, PA 19182-0001
-----------------------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND

-----------------------------------------------------------------------------------------------
                 Name and Address                  Basis of Ownership           Percentage
                                                   (Record/Beneficial)          Owned
===============================================================================================
Saxon & Co.                                        Beneficial                     12.57%
FBO 20-01-302-9912426
P. O. Box 7780-1888
Philadelphia, PA 19182-0001
-----------------------------------------------------------------------------------------------
JPMorgan Chase Bank                                Beneficial                     83.53%
Deloitte & Touche Profit Sharing Plan
Attn: Angela Ma
3 Metrotech Ctr. FL 6
Brooklyn, NY 11245-0001
-----------------------------------------------------------------------------------------------

As of June 30, 2003, officers and directors of the Company, as a group, beneficially owned less than 1% of any Fund's outstanding shares.

DISTRIBUTOR

Effective July 1, 2003, A I M Distributors, Inc. ("ADI") became the distributor of the Funds. ADI bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Company's Plans of Distribution (each individually a "Plan" and collectively, the "Plans"), which have been adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act. Prior to July 1, 2003, INVESCO Distributors, Inc. ("IDI") was the distributor of the Funds.

INVESTOR CLASS. The Company has adopted a Master Plan and Agreement of Distribution - Investor Class (the "Investor Class Plan") with respect to Investor Class shares, which provides that the Investor Class shares of each Fund will make monthly payments to ADI computed at an annual rate no greater than 0.25% of average net assets attributable to Investor Class shares. These payments permit ADI, at its discretion, to engage in certain activities and provide services in connection with the distribution of a Fund's Investor Class shares to investors. Payments by a Fund under the Investor Class Plan, for any month, may be made to compensate ADI for permissible activities engaged in and services provided.

CLASS A. The Company has adopted a Master Distribution Plan and Agreement - Class A pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Funds (the "Class A Plan").

The Class A Plan is designed to compensate ADI, on a monthly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to financial intermediaries who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds. Payment can also be directed by ADI to financial intermediaries that have entered into service agreements with respect to Class A shares of the Funds and that provide continuing personal services to their customers who own Class A shares of the Funds. The service fees payable to financial intermediaries are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such financial intermediaries' customers' accounts.

Of the aggregate amount payable under the Class A Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds, in amounts up to 0.25% of the average daily net assets of the Class A shares of each Fund attributable to the customers of such financial intermediaries, are characterized as service fees. Payments to financial intermediaries in excess of such amount and payments to ADI would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class A shares of a Fund.

Except for the INVESCO Utilities Fund-Class A ("Utilities Fund"), under the Class A Plan, Class A shares of the Funds pay compensation to ADI at an annual rate of 0.35% per annum of the average daily net assets attributable to Class A shares for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. During any period in which a Fund is closed due to high asset levels, the Class A shares of the Fund will reduce this payment of 0.35% to 0.25% per annum.

For the Utilities Fund, the Company under the Class A Plan pays compensation to ADI at an annual rate of 0.25% per annum of the average daily net assets attributable to the Utilities Fund for the purpose of financing any activity which primarily intended to result in the sale of Class A.

CLASS B. The Company has adopted a Master Distribution Plan and Agreement - Class B pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan"). Under the Class B Plan, Class B shares of the Funds pay compensation monthly to ADI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class B shares for the purpose of financing any activity which is primarily intended to result in the sale of Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected financial intermediaries that have entered into service agreements with respect to Class B shares of the Funds and that provide continuing personal shareholder services to their customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge pursuant to the Class B Plan. The Class B Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class B shares of a Fund.

The Class B Plan may obligate the Class B shares to continue to make payments to ADI following termination of the Class B Plan with respect to Class B shares sold by or attributable to the distribution efforts of ADI unless there has been a complete termination of the Class B Plan (as defined in such Plan). Additionally, the Class B Plan expressly authorizes ADI to assign, transfer, or pledge its rights to payments pursuant to the Class B Plan. As a result, the contingent deferred sales charge (CDSC) on Class B shares will continue to be applicable even in the event of a complete termination of the Class B Plan (as defined in such Plan).

CLASS C. The Company has adopted a Master Distribution Plan and Agreement - Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of the Funds (the "Class C Plan"). Under the Class C Plan, Class C shares of the Funds pay compensation monthly to ADI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate ADI for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected financial intermediaries that have entered onto service agreements and furnish continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund.

Of the aggregate amount payable under the Class C Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund, in amounts of up to 0.25% of the average daily net assets of the Class C shares of the Fund attributable to the customers of such financial intermediaries, are characterized as a service fee. Payments to financial intermediaries in excess of such amount and payments to ADI would be characterized as an asset-based sales charge pursuant to the Class C Plan. The Class C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class C shares.

ADI may pay sales commissions to financial intermediaries that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold or serviced by the financial intermediary, and will consist of an asset-based sales charge of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. ADI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to ADI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit ADI to recoup a portion of on-going sales commissions to financial intermediaries plus financing costs, if any. After the first thirteen months, ADI will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where ADI grants an exemption on particular transactions. Should the financial intermediary elect to waive the asset-based sales charge, the 12b-1 fees will begin to be paid by ADI to the financial intermediary immediately.

CLASS K (ENERGY, FINANCIAL SERVICES, HEALTH SCIENCES, LEISURE, TECHNOLOGY, AND TELECOMMUNICATIONS FUNDS). The Company has adopted a Master Distribution Plan and Agreement - Class K pursuant to Rule 12b-1 under the 1940 Act relating to Class K shares (the "Class K Plan"). Under the Class K Plan, Class K shares of the Funds pay compensation monthly to ADI at an annual rate of 0.45% of average net assets attributable to Class K shares for the purpose of financing any activity which is primarily intended to result in the sale of Class K shares. The Class K Plan is designed to compensate ADI for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected financial intermediaries that have entered into service agreements and furnish continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund.

Of the aggregate amount payable under the Class K Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund may be characterized as a service fee.

ALL PLANS. Activities appropriate for financing under the Plans include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to financial intermediaries such as asset-based sales charges or as payments of service fees under shareholder service arrangements.

A significant expenditure under the Plans is compensation paid to financial intermediaries, which may include INVESCO-affiliated companies, in order to obtain various distribution-related and/ or administrative services for the Funds. Each Fund is authorized by a Plan to use its assets to finance the payments made to obtain those services from selected financial intermediaries which may enter into agreements with ADI. Payments will be made by ADI to financial intermediaries who sell shares of a Fund and may be made to banks, savings and loan associations, and other depository institutions ("Banks"). Although the Glass-Steagall Act limits the ability of certain Banks to act as underwriters of mutual fund shares, INVESCO does not believe that these limitations would affect the ability of such Banks to enter into arrangements with ADI, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with Banks might have to be modified or terminated, and, in that case, the size of the Funds possibly could decrease to the extent that the Banks would no longer invest customer assets in the Funds. Neither the Company nor its investment advisor will give any preference to Banks which enter into such arrangements when selecting investments to be made by a Fund.

Effective July 1, 2003, ADI became the distributor of the Funds. Prior to July 1, 2003 IDI was the distributor of the Funds and as such the Funds made payments to IDI, the Funds' former distributor, under the Investor Class, Class A, Class B, Class C and, if applicable, Class K Plans during the fiscal year ended March 31, 2003 in the following amounts:

FUND                                INVESTOR CLASS   CLASS A     CLASS B     CLASS C      CLASS K
Energy Fund                           $  710,505     $19,438     $ 6,195     $102,870     $    526
Financial Services Fund               $2,428,349     $ 9,547     $ 5,826     $134,199     $  5,109
Gold & Precious Metals Fund           $  279,306     $ 4,965     $ 6,902     $ 22,606       N/A(1)
Health Sciences Fund                  $2,942,165     $ 4,556     $ 3,194     $ 89,870     $  9,856
Leisure Fund                          $1,625,603     $52,465     $44,957     $176,639     $277,058
Real Estate Opportunity Fund          $   59,074     $ 3,327     $   580     $  8,070       N/A(1)
Technology Fund                       $2,923,222     $ 6,303     $ 1,332     $ 88,805     $ 98,700
Telecommunications Fund               $  948,389     $ 2,727     $    99     $ 37,403     $  3,117
Utilities Fund                        $  230,252     $ 1,046     $ 1,559     $ 10,094       N/A(1)

(1) Class K shares are not offered.

In addition, as of the fiscal year ended March 31, 2003 the following distribution accruals had been incurred by the Funds and will be paid during the fiscal year ended March 31, 2004:

FUND                                INVESTOR CLASS   CLASS A     CLASS B     CLASS C      CLASS K

Energy Fund                           $   46,874     $ 2,770     $ 1,144     $  7,741     $    100
Financial Services Fund               $  147,069     $ 1,253     $   764     $  8,177     $    465
Gold & Precious Metals Fund           $   19,287     $   422     $ 1,738     $  2,309       N/A(1)
Health Sciences Fund                  $  185,484     $   577     $   467     $  5,182     $    737
Leisure Fund                          $  105,106     $ 7,193     $ 6,290     $ 14,074     $ 23,460
Real Estate Opportunity Fund          $    4,158     $   661     $   101     $    556       N/A(1)
Technology Fund                       $  174,578     $ 1,194     $   423     $  4,925     $  8,100
Telecommunications Fund               $   55,275     $   110     $    12     $  2,258     $    248
Utilities Fund                        $   14,474     $   121     $   157     $    546       N/A(1)

(1) Class K shares are not offered.

For the fiscal year ended March 31, 2003, allocation of 12b-1 amounts paid by the Funds for the following categories of expenses were:

                                            INVESTOR
                                             CLASS         CLASS A     CLASS B     CLASS C      CLASS K
ENERGY FUND
Advertising                                 $       58     $     0     $     0     $      0     $      0
Sales literature, printing, and postage     $   55,708     $     0     $     0     $      0     $      0
Public Relations/Promotion                  $   68,082     $     0     $     0     $      0     $      0
Compensation to securities dealers
    and other organizations                 $  375,807     $19,438     $ 6,195     $102,870     $    526
Marketing personnel                         $  210,850     $     0     $     0     $      0     $      0

FINANCIAL SERVICES FUND
Advertising                                 $      223     $     0     $     0     $      0     $      0
Sales literature, printing, and postage     $  170,544     $     0     $     0     $      0     $      0
Public Relations/Promotion                  $  246,041     $     0     $     0     $      0     $      0
Compensation to securities dealers
    and other organizations                 $1,243,518     $ 9,547     $ 5,826     $134,199     $  5,109
Marketing personnel                         $  768,023     $     0     $     0     $      0     $      0

GOLD & PRECIOUS METALS FUND
Advertising                                 $       32     $     0     $     0     $      0       N/A(1)
Sales literature, printing, and postage     $   35,454     $     0     $     0     $      0       N/A(1)
Public Relations/Promotion                  $   36,978     $     0     $     0     $      0       N/A(1)
Compensation to securities dealers
    and other organizations                 $   86,179     $ 4,965     $ 6,902     $ 22,606       N/A(1)
Marketing personnel                         $  120,663     $     0     $     0     $      0       N/A(1)

HEALTH SCIENCES FUND
Advertising                                 $      291     $     0     $     0     $      0     $      0
Sales literature, printing, and postage     $  225,321     $     0     $     0     $      0     $      0
Public Relations/Promotion                  $  326,062     $     0     $     0     $      0     $      0
Compensation to securities dealers
    and other organizations                 $1,370,151     $ 4,556     $ 3,194     $ 89,870     $  9,856
Marketing personnel                         $1,020,340     $     0     $     0     $      0     $      0

LEISURE FUND
Advertising                                 $      154     $     0     $     0     $      0     $      0
Sales literature, printing, and postage     $  122,412     $     0     $     0     $      0     $      0
Public Relations/Promotion                  $  162,199     $     0     $     0     $      0     $      0
Compensation to securities dealers
    and other organizations                 $  830,348     $52,465     $44,957     $176,639     $277,058
Marketing personnel                         $  510,490     $     0     $     0     $      0     $      0

                                             INVESTOR
                                               CLASS       CLASS A     CLASS B     CLASS C      CLASS K

REAL ESTATE OPPORTUNITY FUND
Advertising                                 $        7     $    0     $    0       $     0        N/A(1)
Sales literature, printing, and postage     $    6,799     $    0     $    0       $     0        N/A(1)
Public Relations/Promotion                  $    6,587     $    0     $    0       $     0        N/A(1)
Compensation to securities dealers
    and other organizations                 $   23,911     $3,327     $  580       $ 8,070        N/A(1)
Marketing personnel                         $   21,770     $    0     $    0       $     0        N/A(1)

TECHNOLOGY FUND
Advertising                                 $      291     $    0     $    0       $     0      $      0
Sales literature, printing, and postage     $  205,397     $    0     $    0       $     0      $      0
Public Relations/Promotion                  $  314,573     $    0     $    0       $     0      $      0
Compensation to securities dealers
    and other organizations                 $1,446,121     $6,303     $1,332       $88,805      $ 98,700
Marketing personnel                         $  956,840     $    0     $    0       $     0      $      0

TELECOMMUNICATIONS FUND
Advertising                                 $      107     $    0     $    0       $     0      $      0
Sales literature, printing, and postage     $   77,422     $    0     $    0       $     0      $      0
Public Relations/Promotion                  $  115,467     $    0     $    0       $     0      $      0
Compensation to securities dealers
    and other organizations                 $  403,177     $2,727     $   99       $37,403      $  3,117
Marketing personnel                         $  352,216     $    0     $    0       $     0      $      0

UTILITIES FUND
Advertising                                 $       23     $    0     $    0       $     0        N/A(1)
Sales literature, printing, and postage     $   18,628     $    0     $    0       $     0        N/A(1)
Public Relations/Promotion                  $   26,436     $    0     $    0       $     0        N/A(1)
Compensation to securities dealers
    and other organizations                 $  103,183     $1,046     $1,559       $10,094        N/A(1)
Marketing personnel                         $   81,982     $    0     $    0       $     0        N/A(1)

(1) Class K shares are not offered.

The services which are provided by securities dealers and other organizations may vary by financial intermediary but include, among other things, processing new shareholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Funds, and assisting in other customer transactions with the Funds.

The Plans provide that they shall continue in effect with respect to each Fund as long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Directors. A Plan can be terminated at any time by a Fund, without penalty, if a majority of the Independent Directors, or shareholders of the relevant class of shares of the Fund, vote to terminate a Plan. The Company may, in its absolute discretion, suspend, discontinue, or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of a Fund, the investment climate for a Fund, general market conditions, and the volume of sales and redemptions of a Fund's shares. The Plans may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Company is not contractually obligated to continue a Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plans are in effect, the selection and nomination of persons to serve as Independent Directors of the Company shall be committed to the Independent Directors then in office at the time of such selection or nomination. The Plans may not be amended to increase the amount of a Fund's payments under a Plan without approval of the shareholders of that Fund's respective class of shares, and all material amendments to a Plan must be approved by the board of directors of the Company, including a majority of the Independent Directors. Under the agreement implementing the Plans, ADI or a Fund, the latter by vote of a majority of the Independent Directors, or a majority of the holders of the relevant class of a Fund's outstanding voting securities, may terminate such agreement without penalty upon thirty days' written notice to the other party. No further payments will be made by a Fund under a Plan in the event of its termination.

To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, a Fund's obligation to make payments to ADI shall terminate automatically, in the event of such "assignment." In this event, a Fund may continue to make payments pursuant to a Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by a Fund under a Plan. Such new arrangements must be approved by the directors, including a majority of the Independent Directors, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with ADI. On a quarterly basis, the directors review information about the distribution services that have been provided to each Fund and the 12b-1 fees paid for such services. On an annual basis, the directors consider whether a Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each class of a Fund, should be made.

The only Company directors and interested persons, as that term is defined in
Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plans are the officers and directors of the Company who are also officers either of ADI or other companies affiliated with ADI. The benefits which the Company believes will be reasonably likely to flow to a Fund and its shareholders under the Plans include the following:

     o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

     o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes; and

     o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of a Plan.

The positive effect which increased Fund assets will have on INVESCO's revenues could allow INVESCO and its affiliated companies:

     o To have greater resources to make the financial commitments necessary to improve the quality and level of the Funds' shareholder services (in both systems and personnel);

     o To increase the number and type of mutual funds available to investors from INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

     o To acquire and retain talented employees who desire to be associated with a growing organization.

SALES CHARGES AND DEALER CONCESSIONS

SALES CHARGES

Class A shares of the Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000.

                                                                      DEALER
                                                                      CONCESSION
                                          INVESTOR'S SALES CHARGE     ----------
                                          -----------------------     AS A
                                          AS A            AS A        PERCENTAGE
                                          PERCENTAGE      PERCENTAGE  OF THE
                                          OF THE PUBLIC   OF THE NET  PUBLIC
  AMOUNT OF INVESTMENT IN                 OFFERING        AMOUNT      OFFERING
  SINGLE TRANSACTION(1)                   PRICE           INVESTED    PRICE
  ------------------                      -----           --------    -----
  Less than                 $   25,000    5.50%           5.82%        4.75%
  $ 25,000 but less than    $   50,000    5.25            5.54         4.50
  $ 50,000 but less than    $  100,000    4.75            4.99         4.00
  $100,000 but less than    $  250,000    3.75            3.90         3.00
  $250,000 but less than    $  500,000    3.00            3.09         2.50
  $500,000 but less than    $1,000,000    2.00            2.04         1.60

     (1) There is no sales charge on purchases of $1,000,000 or more; however, ADI may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

ADI may elect to re-allow the entire initial sales charge to financial intermediaries for all sales with respect to which orders are placed with ADI during a particular period. Financial intermediaries to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

In addition to amounts paid to financial intermediaries as a dealer concession out of the initial sales charge paid by investors, ADI may, from time to time, at its expense or as an expense for which it may be compensated under a Plan, if applicable, pay a bonus or other consideration or incentive to financial intermediaries who sell a minimum dollar amount of the shares of the INVESCO Funds during a specified period of time. At the option of the financial intermediary, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying financial intermediaries and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of a Fund's shares or the amount a Fund will receive as proceeds from such sales. Financial intermediaries may not use sales of a Fund's shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

ADI may pay sales commissions to financial intermediaries that sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the financial intermediary, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year's service fee of 0.25% with respect to such shares. The portion of the payments to ADI under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit ADI to recoup a portion of such sales commissions plus financing costs.

ADI may pay sales commissions to financial intermediaries that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the financial intermediary, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year's service fee of 0.25% with respect to such shares. ADI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to ADI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit ADI to recoup a portion of on-going sales commissions to financial intermediaries plus financing costs, if any. After the first thirteen months, ADI will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where ADI grants an exemption on particular transactions. Should the financial intermediary elect to waive the sales commission, the 12b- 1 fees will begin to be paid by ADI to the financial intermediary immediately.

DEALER CONCESSIONS (CLASS A AND CLASS K ONLY)

Investors who purchase $1,000,000 or more of Class A shares do not pay an initial sales charge. ADI may pay financial intermediaries for share purchases (measured on an annual basis) by non- qualified investors and qualified plans of Class A and Class K shares of the Funds as follows.

Non-Qualified Investors. ADI may pay financial intermediaries for share purchases of $1,000,000 or more of Class A shares of the Funds sold at net asset value to non-qualified investors as follows: 1.00% of the first $2 million of such purchases, 0.80% on the next $1 million of such purchases, 0.50% on the next $17 million of such purchases, and 0.25% of amounts in excess of $20 million of such purchases.

Qualified Plans. ADI may pay financial intermediaries for Class A and Class K share purchases as follows:

     Class A - Option 1: For qualified plans of $1,000,000 or more, 0.50% of the first $20 mil- lion and 0.25% of amounts in excess of $20 million. The trail commission will be paid out beginning in the 13th month.

     Class A - Option 2: No additional fee is paid to financial intermediaries; however, the trail commission will begin to accrue immediately.

     Class K - Option 1: For qualified plans of $1,000,000 or more, 0.70% of the first $5 million and 0.45% of amounts in excess of $5 million. The trail commission will be paid out beginning in the 13th month.

     Class K - Option 2: No additional fee is paid to financial intermediaries; however, the trail commission will begin to accrue immediately.

REDUCTIONS IN INITIAL SALES CHARGES (CLASS A ONLY)

Reductions in the initial sales charges shown in the sales charges table (quantity discounts) apply to purchases of Class A shares of the Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "Purchaser" as hereinafter defined.

The term "Purchaser" means:

     o an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single- participant money purchase/profit sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the Purchaser as defined below);

     o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

          a. the employer/sponsor submits contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

          b. each transmittal is accompanied by a single check or wire transfer; and

          c. all new participants are added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

     o a trustee or fiduciary purchasing for a single trust, estate, or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under
          Section 401 of the Code) and 457 plans, if more than one beneficiary or participant is involved;

     o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified ADI in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

     o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or financial intermediaries seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. ADI reserves the right to determine whether any Purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute Class A shares of the INVESCO Funds without payment of the applicable sales charge other than to persons or entities that qualify for a reduction in the sales charge as provided herein.

1. LETTER OF INTENT (CLASS A ONLY). A Purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI confirms such Purchaser's intention as to the total investment to be made in shares of the Funds within the following thirteen consecutive months. By marking the LOI section on the account application and by signing the account application, the Purchaser indicates that he/she understands and agrees to the terms of the LOI and is bound by the provisions described below.

Each purchase of fund shares normally subject to an initial sales charge made during the thirteen- month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the Purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Right of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the thirteen- month period after meeting the original obligation, a Purchaser may revise his or her intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a Purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the thirteen-month period do not total the amount specified, the Purchaser will pay the increased amount of sales charge as described below. Purchases made within ninety days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the ninety-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than ninety days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the transfer agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the Purchaser. All shares purchased, including those escrowed, will be registered in the Purchaser's name. If the total investment specified under this LOI is completed within the thirteen-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the Purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the Purchaser does not pay such difference within twenty days of the expiration date, he/she irrevocably constitutes and appoints the Transfer Agent as his/her attorney to surrender for redemption any or all shares, to make up such difference within sixty days of the expiration date.

If at any time before completing the LOI Program, the Purchaser wishes to cancel the agreement, he/she must give written notice to ADI. If at any time before completing the LOI Program the Purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his/her total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

2. RIGHT OF ACCUMULATION (CLASS A ONLY). A Purchaser may also qualify for reduced initial sales charges based upon such Purchaser's existing investment in Class A shares of the Funds at the time of the proposed purchase. To determine whether a reduced initial sales charge applies to a proposed purchase, ADI takes into account not only the money which is invested upon such proposed purchase, but also the value of all Class A shares of the Funds owned by such Purchaser, calculated at the then current public offering price. If a Purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such Purchaser, calculated at the then current public offering price, and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a Purchaser already owns Class A shares with a value of $20,000 and wishes to invest an additional $20,000 in Class A shares, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the Purchaser or his financial intermediary must furnish ADI with a list of the account numbers and the names in which such accounts of the Purchaser are registered at the time the purchase is made.

PURCHASES AT NET ASSET VALUE (CLASS A ONLY). Purchases of Class A shares of the Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a Fund; (b) exchanges of shares of certain funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a fund.

The following Purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these Purchasers:

     o    INVESCO and its affiliates, or their clients;

     o Any current or retired officer, director, or employee (and members of their immediate family) of INVESCO, its affiliates or the INVESCO Funds and any foundation, trust, or employee benefit plan established exclusively for the benefit of, or by, such persons;

     o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

     o Financial intermediaries that place trades for their own accounts or the accounts of their clients and that charge a management, consulting, or other fee for their services; and clients of such financial intermediaries who place trades for their own accounts if the accounts are linked to the master account of such financial intermediary on the books and records of a broker or agent;

     o Employee benefit plans designated as Purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account and the financial intermediary has entered into the appropriate agreements with the ADI. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of the Funds by such plans are subject to initial sales charges; and

     o A shareholder of a fund that merges or consolidates with a Fund or that sells its assets to a Fund in exchange for shares of that Fund.

As used above, immediate family includes an individual and his or her spouse, children, parents, and parents of spouse.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

In addition to the exceptions described in the Investor Class, Class A, B, C, and K Prospectus, CDSCs will not apply to the following:

     o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

     o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 10% annually of the participant's or beneficiary's account value in a fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer not later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class A, Class B, Class C, or Class K shares of a Fund; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

     o Liquidation by a Fund when the account value falls below the minimum required account size of $250;

     o Investment account(s) of INVESCO; and

     o Class C shares if the investor's financial intermediary of record notifies ADI prior to the time of investment that the financial intermediary waives the payment otherwise payable to it.

Upon the redemption of Class A shares purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

     o Redemptions from employee benefit plans designated as qualified Purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in a Fund, and not on the aggregate investment made by the plan or on the number of eligible employees;

     o Private foundations or endowment funds; and

     o Redemption of shares by the investor where the investor's financial intermediary waives the amounts otherwise payable to it by ADI and notifies ADI prior to the time of investment.

SHARE PRICES AND NET ASSET VALUE (ALL CLASSES)

Each Fund's shares are bought or sold at a price that is the Fund's NAV per share, less any applicable sals charge. The NAV for each Fund is calculated by subtracting total liabilities from total assets (the market value of the securities the Fund holds plus cash and other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. Each Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open.

Each Fund values securities (including options) listed on the NYSE, the American Stock Exchange, or other national securities exchanges and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by each Fund at the Nasdaq Official Closing Price ("NOCP") provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked for prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the narket closes.

If there is no reported sale of a security on a particular day, the security is valued at the closing bid price on that day. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. The Funds value all other securities and assets, including restricted securities, by a method that the Board believes accurately reflects fair value.

If INVESCO believes that the price of a security obtained under a Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Board believes accurately reflects fair value.

HOW TO PURCHASE AND REDEEM SHARES

A complete description of the manner by which shares of the Funds may be purchased appears in the Prospectuses under the caption "How To Buy Shares."

The sales charge normally deducted on purchases of Class A shares of the Funds is used to compensate ADI and participating financial intermediaries for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with ADI by persons, who because of their relationship with the Funds or with INVESCO and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), ADI believes that it is appropriate and in the Funds' best interests that such persons be permitted to purchase Class A shares of the Funds through ADI without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are set forth herein under the caption "Reductions in Initial Sales Charges - Purchases at Net Asset Value."

The following formula may be used by an investor to determine the public offering price per Class A share of an investment:

   Net Asset Value/(1 - Sales Charge as % of Offering Price) = Offering Price

Information concerning redemption of a Fund's shares is set forth in the Prospectuses under the caption "How To Sell Shares." Shares of the Funds may be redeemed directly through ADI or through any financial intermediary who has entered into an agreement with ADI. In addition to the Funds' obligation to redeem shares, ADI may also repurchase shares as an accommodation to the shareholders. To effect a repurchase, those financial intermediaries who have executed agreements with ADI must phone orders to the order desk of the Funds at 1-800-347-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of each Fund next determined after such order is received. Such arrangement is subject to timely receipt by ADI of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by ADI (other than any applicable CDSC) when shares are redeemed or repurchased, financial intermediaries may charge a fair service fee for handling the transaction. INVESCO intends to redeem all shares of the Funds in cash.

The right of redemption may be suspended or the date of payment postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, are the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 4350 South Monaco Street, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation, and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N. W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment advisor to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on a Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged a Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain favorable execution of a Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of a Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Certain of the INVESCO Funds utilize fund brokerage commissions to pay custody fees for each respective fund. This program requires that the participating funds receive favorable execution.

BROKERAGE COMMISSIONS AND UNDERWRITING DISCOUNTS

The aggregate dollar amount of brokerage commissions and underwriting discounts paid by each Fund for the periods outlined in the table below were:

ENERGY FUND
Year Ended March 31, 2003       $      1,874,405
Year Ended March 31, 2002              3,393,626
Year Ended March 31, 2001              4,306,516

FINANCIAL SERVICES FUND
Year Ended March 31, 2003       $      2,680,782
Year Ended March 31, 2002              4,316,512
Year Ended March 31, 2001              3,618,637

GOLD & PRECIOUS METALS FUND
Year Ended March 31, 2003       $        642,351
Year Ended March 31, 2002                204,569
Year Ended March 31, 2001                387,218

HEALTH SCIENCES FUND
Year Ended March 31, 2003       $      4,918,477
Year Ended March 31, 2002              5,839,126
Year Ended March 31, 2001              8,574,242

LEISURE FUND
Year Ended March 31, 2003       $      1,189,376
Year Ended March 31, 2002                963,821
Year Ended March 31, 2001              1,084,892

REAL ESTATE OPPORTUNITY FUND
Year Ended March 31, 2003       $        252,155
Year Ended March 31, 2002                299,249
Year Ended March 31, 2001                596,977

TECHNOLOGY FUND
Year Ended March 31, 2003       $     11,471,075
Year Ended March 31, 2002             13,742,652
Year Ended March 31, 2001             17,486,205

TELECOMMUNICATIONS FUND
Year Ended March 31, 2003       $      2,988,990
Year Ended March 31, 2002              5,492,773
Year Ended March 31, 2001              8,149,792

UTILITIES FUND
Year Ended March 31, 2003       $        455,873
Year Ended March 31, 2002                569,850
Year Ended March 31, 2001                571,816


For the fiscal years ended March 31, 2003, 2002 and 2001 brokers providing research services received $18,752,340, $22,446,763, and $28,925,873, respectively, in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $9,314,654,214, $12,365,551,799, and $19,997,541,726, respectively. Commissions totaling $614,244, $811,039, and $1,299,597, respectively were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal years ended March 31, 2003, 2002 and 2001.

At March 31, 2003, the Funds held equity and debt securities of their regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
           Fund                 Broker or Dealer        Value of Securities at
                                                            March 31, 2003
================================================================================
Energy                     New Center Asset Trust                   10,000,000
                           State Street Boston                       9,000,000
                           State Street Bank & Trust                   360,000
--------------------------------------------------------------------------------
Financial Services         Citigroup Inc.                           40,375,400
                           Merrill Lynch & Co.                      38,232,000
--------------------------------------------------------------------------------
                           American International                   36,118,379
                           Group
--------------------------------------------------------------------------------
                           New Center Asset Trust                   25,000,000
--------------------------------------------------------------------------------
                           American Express                         20,379,959
--------------------------------------------------------------------------------
                           Morgan Stanley                           15,853,890
--------------------------------------------------------------------------------
                           UBS AG                                   10,871,420
--------------------------------------------------------------------------------
                           Goldman Sachs Group                       8,441,920
--------------------------------------------------------------------------------
                           Prudential Financial Inc.                 5,873,400
--------------------------------------------------------------------------------
                           State Street Bank & Trust                   533,000
--------------------------------------------------------------------------------
Gold & Precious Metals     State Street Bank & Trust                 8,531,000
--------------------------------------------------------------------------------
Health Sciences            State Street Bank & Trust                 4,424,000
--------------------------------------------------------------------------------
Leisure                    State Street Bank & Trust                 5,814,000
--------------------------------------------------------------------------------
Real Estate Opportunity    State Street Bank & Trust                 1,485,000
--------------------------------------------------------------------------------
Technology                 New Center Asset Trust                   50,000,000
                           State Street Boston                      29,000,000
--------------------------------------------------------------------------------
                           State Street Bank & Trust                 1,910,000
--------------------------------------------------------------------------------
Telecommunications         State Street Boston                      13,000,000
--------------------------------------------------------------------------------
                           New Center Asset Trust                   10,000,000
                           State Street Bank & Trust                   571,000
--------------------------------------------------------------------------------
Utilities                  None
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker or dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to six billion five hundred million shares of common stock with a par value of $0.01 per share. As of June 30, 2003, the following shares of each Fund were outstanding:

      Energy Fund - Investor Class                      12,655,029
      Energy Fund - Class A                                586,554
      Energy Fund - Class B                                103,693
      Energy Fund - Class C                                542,602
      Energy Fund - Class K                                 27,724
      Financial Services Fund - Investor Class          32,695,300
      Financial Services Fund - Class A                    218,147
      Financial Services Fund - Class B                     49,984
      Financial Services Fund - Class C                    471,976
      Financial Services Fund - Class K                     79,281
      Gold & Precious Metals Fund - Investor Class      37,091,848
      Gold & Precious Metals Fund - Class A              1,122,009
      Gold & Precious Metals Fund - Class B              1,147,385
      Gold & Precious Metals Fund - Class C              1,079,371
      Health Sciences Fund - Investor Class             24,239,387
      Health Sciences Fund - Class A                        51,145
      Health Sciences Fund - Class B                        21,733
      Health Sciences Fund - Class C                       170,268
      Health Sciences Fund - Class K                        62,107
      Leisure Fund - Investor Class                     17,593,072
      Leisure Fund - Class A                             1,058,624
      Leisure Fund - Class B                               322,351
      Leisure Fund - Class C                               636,384
      Leisure Fund - Class K                             2,465,577
      Real Estate Opportunity Fund - Investor Class      2,938,517
      Real Estate Opportunity Fund - Class A               303,621
      Real Estate Opportunity Fund - Class B                30,962
      Real Estate Opportunity Fund - Class C                87,379
      Technology Fund - Institutional Class             48,241,992
      Technology Fund - Investor Class                  51,335,046
      Technology Fund - Class A                            382,038
      Technology Fund - Class B                             33,819
      Technology Fund - Class C                            340,648
      Technology Fund - Class K                          1,536,418
      Telecommunications Fund - Investor Class          33,336,194
      Telecommunications Fund - Class A                     60,110
      Telecommunications Fund - Class B                      6,356
      Telecommunications Fund - Class C                    310,069
      Telecommunications Fund - Class K                    505,513

      Utilities Fund - Investor Class                    8,556,163
      Utilities Fund - Class A                              74,472
      Utilities Fund - Class B                              23,559
      Utilities Fund - Class C                              77,733

A share of each class of a Fund represents an identical interest in that Fund's investment portfolio and has the same rights, privileges, and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes. Each share of a Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of that Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Institutional Class, Investor Class, Class A, B, C, and K shares will differ. All shares of a Fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters exclusively affecting that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation, the board of directors will call special meetings of shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution, and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that all of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to income tax on its net investment income and net capital gains at the corporate tax rates.

Dividends paid by a Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Funds send shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received deduction for corporations. Dividends eligible for the dividends-received deduction will be limited to the aggregate amount of qualifying dividends that a Fund derives from its portfolio investments.

A Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gains and losses are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, a Fund will have a net capital gain. Distributions by a Fund of net capital gains are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the particular Fund. Such distributions are not eligible for the dividends-received deduction. After the end of each calendar year, the Funds send information to shareholders regarding the amount and character of distributions paid during the year.

All dividends and other distributions are taxable income to the shareholder, whether such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of a Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of a Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is declared, the net asset value is reduced by the amount of the distribution. If shares of a Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution. If a shareholder reinvests the distribution in a Fund, the shareholder's basis in the Fund increases by the amount of the distribution and the value of the Fund's investment is unchanged by the distribution.

If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. Each Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, a Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. A Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Funds recommend any particular method of determining cost basis. Other methods may result in different tax consequences. Even if you have reported gains or losses for a Fund in past years using another basis method, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods. Likewise, changing to any basis method other than the average cost method requires IRS approval.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares. Similarly, if you sell Fund shares at a loss after holding them for six months or less, your loss will be disallowed to the extent of any exempt interest dividends that you may have received on those shares. If you pay a sales charge to acquire shares, that sales charge is generally treated as part of your cost basis for determining gain or loss upon disposition of those shares. However, if you exchange your shares within ninety days of acquisition and the sales charge was paid on the original shares, then the sales charge is not treated as part of your cost basis on the original shares, but instead, carries over to be included as part of your cost basis in the new or replacement shares.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state, and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFORMANCE

From time to time, the Funds' advertising and/or sales literature may include discussions of general economic conditions, interest rates or generic topics pertaining to the mutual fund industry.

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception). Most advertisements of the Funds will disclose the maximum front-end sales charge imposed on purchases of a Fund's Class A shares and/or the applicable CDSC imposed on redemptions of a Fund's Class B and Class C shares. If any advertised performance data does not reflect the maximum front-end sales charge (if any), or the applicable CDSC, such advertisement will disclose that the sales charge or CDSC has not been deducted in computing the performance data, and that, if reflected, such charges would reduce the performance quoted.

Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period. A 1% - 5% CDSC may be charged on redemptions of Class B shares held six years or less, other than shares acquired through reinvestment of dividends and other distributions. A 1% CDSC may be charged on redemptions of Class C shares held thirteen months or less, other than shares acquired through reinvestment of dividends and other distributions. Please see the section entitled "Distributor" for additional information on CDSCs. Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual returns tend to even out variations in a Fund's returns, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Fund.

In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. Total returns may be quoted with or without taking a Fund's maximum applicable Class A front-end sales charge or Class B or Class C CDSC into account. Excluding sales charges from a total return calculation produces a higher total return figure.

We may also advertise Real Estate Opportunity and Utilities Funds' "30-day SEC yield." "30-day SEC yield" is based on historical earnings and is not intended to indicate future performance. The "30-day SEC yield" of a Fund refers to the income generated by an investment in the Fund over a 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated each 30-day period over a 52-week period and is shown as a percentage of the investment.

The "30-day SEC yield" for Real Estate Opportunity and Utilities Funds for the 30 days ended March 31, 2003 were:

                              INVESTOR
FUND                          CLASS       CLASS A       CLASS B       CLASS C

Real Estate Opportunity       3.95%       3.89%         3.35%         3.09%

Utilities                     2.91%       2.68%         2.18%         2.16%

More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Funds' Prospectuses.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten- (or since inception) periods ended March 31, 2003 was:

                                                                                          10 YEAR OR
FUND AND CLASS                                            1 YEAR            5 YEAR        SINCE INCEPTION

INVESTOR CLASS
ENERGY FUND
     Return Before Taxes                                  (12.72)%            5.35%        8.93%
     Return After Taxes on Distributions                  (12.72)%            5.00%        7.46%
     Return After Taxes on Distributions
         and Sale of Fund Shares                           (7.81)%            4.35%        6.76%

FINANCIAL SERVICES FUND
     Return Before Taxes                                  (22.39)%           (1.20)%      10.38%
     Return After Taxes on Distributions                  (22.55)%           (2.50)%       7.45%
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (13.73)%           (1.02)%       7.42%

GOLD & PRECIOUS METALS FUND
     Return Before Taxes                                    4.80%            (0.95)%      (3.25)%
     Return After Taxes on Distributions                    4.80%            (1.14)%      (4.53)%
     Return After Taxes on Distributions
         and Sale of Fund Shares                            2.95%            (0.87)%      (2.71)%

HEALTH SCIENCES FUND
     Return Before Taxes                                  (18.99)%            0.15%       11.34%
     Return After Taxes on Distributions                  (18.99)%           (1.77)%       9.00%
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (11.66)%            0.05%        9.11%

LEISURE FUND
     Return Before Taxes                                  (20.87)%            7.87%       12.29%
     Return After Taxes on Distributions                  (20.87)%            6.21%       10.04
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (12.81)%            6.19%        9.55%

REAL ESTATE OPPORTUNITY FUND
     Return Before Taxes                                  (1.12)%            (1.15)%       2.20%(1)
     Return After Taxes on Distributions                  (2.46)%            (3.39)%      (0.44)%(1)
     Return After Taxes on Distributions
         and Sale of Fund Shares                           (0.68)%           (2.09)%       0.41%(1)

                                                                                          10 YEAR OR
FUND AND CLASS                                            1 YEAR            5 YEAR        SINCE INCEPTION

TECHNOLOGY FUND
     Return Before Taxes                                  (44.43)%           (9.05)%       5.72%
     Return After Taxes on Distributions                  (44.43)%           (9.53)%       2.99%
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (27.28)%           (6.42)%       4.13%

TELECOMMUNICATIONS FUND
     Return Before Taxes                                  (35.60)%          (15.09)%       1.36%(2)
     Return After Taxes on Distributions                  (35.60)%          (15.39)%      (0.06)%(2)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (21.86)%          (10.90)%       0.89%(2)

UTILITIES FUND
     Return Before Taxes                                  (20.99)%           (7.64)%       3.07%
     Return After Taxes on Distributions                  (21.84)%           (8.71)%       0.91%
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (12.87)%           (5.79)%       1.80%

INSTITUTIONAL CLASS

TECHNOLOGY FUND
     Return Before Taxes                                  (43.94)%             N/A       (12.43)%(3)
     Return After Taxes on Distributions                  (43.94)%             N/A       (12.97)%(3)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (26.98)%             N/A        (8.91)%(3)

CLASS A - (INCLUDING FRONT-END SALES CHARGE)

ENERGY FUND
     Return Before Taxes                                  (17.32)%             N/A       (17.32)%(4)
     Return After Taxes on Distributions                  (17.32)%             N/A       (17.32)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (10.64)%             N/A       (10.64)%(4)

FINANCIAL SERVICES FUND
     Return Before Taxes                                  (26.62)%             N/A       (26.62)%(4)
     Return After Taxes on Distributions                  (26.90)%             N/A       (26.90)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (16.33)%             N/A       (16.33)%(4)

                                                                                          10 YEAR OR
FUND AND CLASS                                            1 YEAR            5 YEAR        SINCE INCEPTION

GOLD & PRECIOUS METALS FUND
     Return Before Taxes                                   (1.24)%             N/A        (1.24)%(4)
     Return After Taxes on Distributions                   (1.24)%             N/A        (1.24)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                           (0.84)%             N/A        (0.84)%(4)

HEALTH SCIENCES FUND
     Return Before Taxes                                 (23.39)%              N/A       (23.39)%(4)
     Return After Taxes on Distributions                 (23.39)%              N/A       (23.39)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                         (14.36)%              N/A       (14.36)%(4)

LEISURE FUND
     Return Before Taxes                                 (25.10)%              N/A       (25.10)%(4)
     Return After Taxes on Distributions                 (25.10)%              N/A       (25.10)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                         (15.41)%              N/A       (15.41)%(4)

REAL ESTATE OPPORTUNITY FUND
     Return Before Taxes                                   (6.88)%             N/A        (6.88)%(4)
     Return After Taxes on Distributions                   (8.44)%             N/A        (8.44)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                           (4.22)%             N/A        (4.22)%(4)

TECHNOLOGY FUND
     Return Before Taxes                                  (47.23)%             N/A       (47.23)%(4)
     Return After Taxes on Distributions                  (47.23)%             N/A       (47.23)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (29.00)%             N/A       (29.00)%(4)

TELECOMMUNICATIONS FUND
     Return Before Taxes                                  (39.45)%             N/A       (39.45)%(4)
     Return After Taxes on Distributions                  (39.45)%             N/A       (39.45)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (24.22)%             N/A       (24.22)%(4)

                                                                                          10 YEAR OR
FUND AND CLASS                                            1 YEAR            5 YEAR        SINCE INCEPTION

UTILITIES FUND
     Return Before Taxes                                  (25.39)%             N/A       (25.39)%(4)
     Return After Taxes on Distributions                  (26.38)%             N/A       (26.38)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (15.58)%             N/A       (15.58)%(4)

CLASS B - (INCLUDING CDSC)

ENERGY FUND
     Return Before Taxes                                  (18.24)%             N/A       (18.24)%(4)
     Return After Taxes on Distributions                  (18.24)%             N/A       (18.24)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (11.20)%             N/A       (11.20)%(4)

FINANCIAL SERVICES FUND
     Return Before Taxes                                  (27.48)%             N/A       (27.48)%(4)
     Return After Taxes on Distributions                  (27.66)%             N/A       (27.66)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (16.85)%             N/A       (16.85)%(4)

GOLD & PRECIOUS METALS FUND
     Return Before Taxes                                   (0.63)%             N/A        (0.63)%(4)
     Return After Taxes on Distributions                   (0.63)%             N/A        (0.63)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                           (0.39)%             N/A        (0.39)%(4)

HEALTH SCIENCES FUND
     Return Before Taxes                                  (24.39)%             N/A       (24.39)%(4)
     Return After Taxes on Distributions                  (24.39)%             N/A       (24.39)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (14.97)%             N/A       (14.97)%(4)

                                                                                          10 YEAR OR
FUND AND CLASS                                            1 YEAR            5 YEAR        SINCE INCEPTION

LEISURE FUND
     Return Before Taxes                                  (26.33)%             N/A       (26.33)%(4)
     Return After Taxes on Distributions                  (26.33)%             N/A       (26.33)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (16.17)%             N/A       (16.17)%(4)

REAL ESTATE OPPORTUNITY FUND
     Return Before Taxes                                   (6.94)%             N/A        (6.94)%(4)
     Return After Taxes on Distributions                   (8.50)%             N/A        (8.50)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                           (4.25)%             N/A        (4.25)%(4)

TECHNOLOGY FUND
     Return Before Taxes                                  (49.62)%             N/A       (49.62)%(4)
     Return After Taxes on Distributions                  (49.62)%             N/A       (49.62)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (30.47)%             N/A       (30.47)%(4)

TELECOMMUNICATIONS FUND
     Return Before Taxes                                  (41.17)%             N/A       (41.17)%(4)
     Return After Taxes on Distributions                  (41.17)%             N/A       (41.17)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (25.28)%             N/A       (25.28)%(4)

UTILITIES FUND
     Return Before Taxes                                  (26.67)%             N/A       (26.67)%(4)
     Return After Taxes on Distributions                  (27.40)%             N/A       (27.40)%(4)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (16.37)%             N/A       (16.37)%(4)

CLASS C - (INCLUDING CDSC)

ENERGY FUND
     Return Before Taxes                                  (14.33)%             N/A         7.26%(5)
     Return After Taxes on Distributions                  (14.33)%             N/A         6.70%(5)
     Return After Taxes on Distributions
         and Sale of Fund Shares                           (8.80)%             N/A         5.89%(5)

                                                                                          10 YEAR OR
FUND AND CLASS                                            1 YEAR            5 YEAR        SINCE INCEPTION

FINANCIAL SERVICES FUND
     Return Before Taxes                                  (24.22)%             N/A         0.18%(5)
     Return After Taxes on Distributions                  (24.25)%             N/A        (0.64)%(5)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (14.85)%             N/A         0.12%(5)

GOLD & PRECIOUS METALS FUND
     Return Before Taxes                                    3.13%              N/A        13.27%(5)
     Return After Taxes on Distributions                    3.13%              N/A        12.92%(5)
     Return After Taxes on Distributions
         and Sale of Fund Shares                            1.92%              N/A        10.66%(5)

HEALTH SCIENCES FUND
     Return Before Taxes                                  (21.16)%             N/A       (10.81)%(5)
     Return After Taxes on Distributions                  (21.16)%             N/A       (12.00)%(5)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (12.99)%             N/A        (8.51)%(5)

LEISURE FUND
     Return Before Taxes                                  (22.65)%             N/A        (6.91)%(5)
     Return After Taxes on Distributions                  (22.65)%             N/A        (8.20)%(5)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (13.91)%             N/A        (5.54)%(5)

REAL ESTATE OPPORTUNITY FUND
     Return Before Taxes                                   (2.81)%             N/A         7.56%(5)
     Return After Taxes on Distributions                   (3.18)%             N/A         6.66%(5)
     Return After Taxes on Distributions
         and Sale of Fund Shares                           (1.72)%             N/A         5.67%(5)

TECHNOLOGY FUND
     Return Before Taxes                                  (45.87)%             N/A       (42.30)%(5)
     Return After Taxes on Distributions                  (45.87)%             N/A       (42.54)%(5)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (28.17)%             N/A       (28.82)%(5)

                                                                                          10 YEAR OR
FUND AND CLASS                                            1 YEAR            5 YEAR        SINCE INCEPTION

TELECOMMUNICATIONS FUND
     Return Before Taxes                                  (37.20)%             N/A       (47.24)%(5)
     Return After Taxes on Distributions                  (37.20)%             N/A       (47.45)%(5)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (22.84)%             N/A       (31.22)%(5)

UTILITIES FUND
     Return Before Taxes                                  (22.85)%             N/A       (22.75)%(5)
     Return After Taxes on Distributions                  (23.17)%             N/A       (23.24)%(5)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (14.02)%             N/A       (16.97)%(5)

CLASS K

ENERGY FUND
     Return Before Taxes                                  (13.52)%             N/A        (3.16)%(6)
     Return After Taxes on Distributions                  (13.52)%             N/A        (3.16)%(6)
     Return After Taxes on Distributions
         and Sale of Fund Shares                           (8.30)%             N/A        (2.52)%(6)

FINANCIAL SERVICES FUND
     Return Before Taxes                                  (22.62)%             N/A        (9.90)%(6)
     Return After Taxes on Distributions                  (22.81)%             N/A       (10.65)%(6)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (13.86)%             N/A        (7.86)%(6)

HEALTH SCIENCES FUND
     Return Before Taxes                                  (19.50)%             N/A       (15.39)%(6)
     Return After Taxes on Distributions                  (19.50)%             N/A       (15.39)%(6)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (11.98)%             N/A         2.02)%(6)

                                                                                          10 YEAR OR
FUND AND CLASS                                            1 YEAR            5 YEAR        SINCE INCEPTION

LEISURE FUND
     Return Before Taxes                                  (21.14)%             N/A       (11.75)%(7)
     Return After Taxes on Distributions                  (21.14)%             N/A       (11.75)%(7)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (12.98)%             N/A        (9.37)%(7)

TECHNOLOGY FUND
     Return Before Taxes                                  (44.47)%             N/A       (42.11)%(6)
     Return After Taxes on Distributions                  (44.47)%             N/A       (42.11)%(6)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (27.31)%             N/A       (30.81)%(6)

TELECOMMUNICATIONS FUND
     Return Before Taxes                                  (35.77)%             N/A       (48.09)%(6)
     Return After Taxes on Distributions                  (35.77)%             N/A       (48.09)%(6)
     Return After Taxes on Distributions
         and Sale of Fund Shares                          (21.96)%             N/A       (34.45)%(6)

(1) The Fund commenced investment operations on January 2, 1997.

(2) The Fund commenced investment operations on August 1, 1994.

(3) Institutional Class shares commenced investment operations on December 22, 1998.

(4) Class A and Class B shares commenced operations on April 1, 2002.

(5) Class C shares commenced operations on February 15, 2000.

(6) Class K shares commenced operations on December 1, 2000.

(7) Class K shares commenced operations on December 17, 2001.

Average annual total return before taxes was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                 P(1 + T)   = ERV

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
               ERV = ending redeemable value of initial payment

Average annual total return after taxes on distributions and after taxes on distributions and sale of Fund shares is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value, according to the following formula:

After taxes on distributions:

                                         n
                                 P(1 + T)  = ATV
                                                D

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return (after taxes on distributions) n = number of years
               ATV  = ending value of a hypothetical $1,000
                  D
               payment made at the beginning of the 1-, 5-, or 10- year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions but not after taxes on redemptions.

After taxes on distributions and redemption:

                                        n
                                P(1 + T)  = ATV
                                               DR

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return (after taxes on
                   distributions and redemption) n = number of years
               ATV = ending value of a hypothetical $1,000 payment made at the
                  DR
               beginning of the 1-, 5-, or 10- year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions and redemptions.

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

The "30-day SEC yield" is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                  (a-b)     6
        Yield = 2[----- + 1)  - 1]
                  (cd)

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
               d = the maximum offering price per share on the last
                   day of the period

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average, and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Funds in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings.

                                            LIPPER MUTUAL
               FUND                         FUND CATEGORY

               Energy                       Natural Resources
               Financial Services           Financial Services
               Gold & Precious Metals       Gold Oriented
               Health Sciences              Health/Biotechnology
               Leisure                      Specialty/Miscellaneous
               Real Estate Opportunity      Real Estate Funds
               Technology                   Science and Technology
               Telecommunications           Global Funds
               Utilities                    Utility

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

        AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
        ARIZONA REPUBLIC
        BANXQUOTE
        BARRON'S
        BLOOMBERG NEWS
        BOSTON GLOBE
        BUSINESS WEEK
        CNBC
        CNN
        CHICAGO SUN-TIMES

        CHICAGO TRIBUNE
        DENVER BUSINESS JOURNAL
        DENVER POST
        DOW JONES NEWS WIRE
        FINANCIAL TIMES
        FORBES
        FORTUNE
        IBBOTSON ASSOCIATES, INC.
        INSTITUTIONAL INVESTOR
        INVESTOR'S BUSINESS DAILY
        KIPLINGER'S PERSONAL FINANCE
        LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
        LOS ANGELES TIMES
        MONEY MAGAZINE
        MORNINGSTAR
        MUTUAL FUNDS MAGAZINE
        NEW YORK TIMES
        ROCKY MOUNTAIN NEWS
        SMART MONEY
        TIME
        U.S. NEWS AND WORLD REPORT
        USA TODAY
        WALL STREET JOURNAL
        WASHINGTON POST
        WIESENBERGER INVESTMENT COMPANIES SERVICES

PROXY VOTING

The Boards of Directors of the INVESCO Mutual Funds have expressly delegated to INVESCO the responsibility to vote proxies related to the securities held in the Funds' portfolios. Under this authority, INVESCO is required by the Boards of Directors to act solely in the interests of shareholders of the Funds. Other INVESCO clients who have delegated proxy voting authority to INVESCO similarly require that proxy votes be cast in the best interests of the client.

On behalf of the Funds and its other clients, INVESCO acquires and holds a company's securities in the portfolios it manages in the expectation that they will be a good investment and appreciate in value. As such, INVESCO votes proxies with a focus on the investment implications of each matter upon which a vote is solicited.

A copy of the description of the Funds' proxy voting policy and procedures, as administered by INVESCO is available without charge by calling 1-800-525-8085. It is also available on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Funds' website, www.invescofunds.com.

PROXY VOTING ADMINISTRATION -- INVESCO's proxy review and voting process, which has been in place for many years, meets INVESCO's obligations to all of its clients, including the Funds.

To discharge its responsibilities to the Funds, INVESCO has established a Proxy Committee that establishes guidelines and generally oversees the proxy voting process. The Committee consists of INVESCO's General Counsel, its Chief Investment Officer, its Vice President of Investment Operations and INVESCO's Proxy Administrator. In addition to INVESCO's knowledge of its portfolio companies, the Committee relies upon independent research provided by third parties in fulfilling its responsibilities.

INVESCO, in turn, has engaged a third party, Institutional Shareholder Services ("ISS"), to act as its agent for the administrative and ministerial aspects of proxy voting of portfolio securities, as well as to provide independent research. ISS votes proxies for the Funds on routine matters in accordance with guidelines established by INVESCO and the Funds. These guidelines are reviewed periodically by the Proxy Committee and the Funds' Boards of Directors; accordingly, they are subject to change. Although it occurs infrequently, the guidelines may be overridden by INVESCO in any particular vote, depending upon specific factual circumstances. ISS also serves as the proxy voting record keeper for INVESCO.

Issues that are not covered by INVESCO's proxy voting guidelines, or that are determined by INVESCO on a case-by-case basis, are referred to INVESCO's Chief Investment Officer, who has been granted the ultimate authority and responsibility by the Proxy Committee and the Funds' Boards of Directors to decide how the proxies shall be voted on these issues. The INVESCO Chief Investment Officer, through the Proxy Administrator, is responsible for notifying ISS how to vote on these issues.

GUIDELINES AND POLICIES -- Overview -- As part of its investment process, INVESCO examines the management of all portfolio companies. The ability and judgment of management is, in INVESCO's opinion, critical to the investment success of any portfolio company. INVESCO generally will not hold securities of companies whose management it questions, and accords substantial weight to management opinions. Not surprisingly, INVESCO casts most of its proxy votes, particularly on routine matters, in accordance with portfolio company management recommendations.

At the same time, when INVESCO believes that the position of the management of a portfolio company may not be in the best interests of shareholders, the Committee or an individual portfolio manager can vote against the management recommendation. In certain cases, INVESCO consistently will vote against management in furtherance of established guidelines on specific matters.

As a general rule, INVESCO votes against any proposals which would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. In addition, absent specific prior authorization from INVESCO's General Counsel, INVESCO does not:

     o Engage in conduct that involves an attempt to change or influence the control of a portfolio company.

     o    Announce its voting intentions and the reasons therefor.

     o Participate in a proxy solicitation or otherwise seek proxy-voting authority from any other portfolio company shareholder.

     o Act in concert with other portfolio company shareholders in connection with any proxy issue or other activity involving the control or management of a portfolio company.

Although INVESCO reserves the right to vote proxy issues on behalf of the Funds on a case-by- case basis if facts and circumstances so warrant, it will usually vote on issues in the manner described below.

ROUTINE MATTERS -- INVESCO generally votes in favor of ratification of accountants, changing corporate names and similar matters. It generally withholds voting authority on unspecified "other matters" that may be listed on a proxy card.

BOARDS OF DIRECTORS -- INVESCO generally votes for management's slate of director nominees. However, it votes against incumbent nominees with poor attendance records, or who have otherwise acted in a manner INVESCO believes is not in the best interests of shareholders.

INVESCO generally opposes attempts to classify boards of directors to eliminate cumulative voting.

COMPENSATION -- INVESCO believes that it is important that a company's equity based compensation plan is aligned with the interests of shareholders, including the Funds and its other clients. Many compensation plans are examined on a case-by-case basis by INVESCO, and INVESCO generally opposes packages that it believes provide excessive awards or create excessive shareholder dilution. INVESCO usually opposes proposals to reprice options because the underlying stock has fallen in value.

ANTI-TAKEOVER AND SIMILAR CORPORATE GOVERNANCE ISSUES -- INVESCO generally opposes poison pills, unequal voting rights plans, provisions requiring supermajority approval of a merger and other matters that are designed to limit the ability of shareholders to approve merger transactions. INVESCO generally votes in favor of increases in authorized shares.

SOCIAL ISSUES -- INVESCO believes that it is management's responsibility to handle such issues, and generally votes with management on these types of issues, or abstains. INVESCO will oppose issues that it believes will be a detriment to the investment performance of a portfolio company.

CONFLICTS OF INTEREST -- Historically, INVESCO has not had situations in which the interests of its Fund shareholders or other clients are at variance with INVESCO's own interests. In routine matters, INVESCO votes proxies in accordance with established guidelines, and the opportunity for conflict simply does not arise.

In matters that INVESCO examines on a case-by-case basis, or where parties may seek to influence INVESCO's vote (for example, a merger proposal), or in any instance where INVESCO believes there may be an actual or perceived conflict of interest, INVESCO votes the proxy in what it believes to be in the best investment interests of its Fund shareholders and other clients. In such matters, INVESCO's Chief Investment Officer makes the decision, which is reviewed by INVESCO's General Counsel.

Matters in which INVESCO votes against its established guidelines, or matters in which INVESCO believes there may be an actual perceived conflict of interest, together with matters in which INVESCO votes against management recommendations, are reported to the Funds' Boards of Directors on a quarterly basis, together with the reasons for such votes.

CODE OF ETHICS

INVESCO and ADI permit investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires INVESCO's and ADI's personnel to conduct their personal investment activities in a manner that INVESCO and ADI believe is not detrimental to the Funds, or INVESCO's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended March 31, 2003 are incorporated herein by reference from INVESCO Sector Funds, Inc.'s Annual Report to Shareholders dated March 31, 2003.

APPENDIX A

BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

MOODY'S CORPORATE BOND RATINGS

INVESTMENT GRADE

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NON-INVESTMENT GRADE

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P CORPORATE BOND RATINGS

INVESTMENT GRADE

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

NON-INVESTMENT GRADE

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Sector Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO Energy Fund, INVESCO Financial Services Fund, INVESCO Gold & Precious Metals Fund, INVESCO Health Sciences Fund, INVESCO Leisure Fund, INVESCO Real Estate Opportunity Fund, INVESCO Technology Fund, INVESCO Telecommunications Fund and INVESCO Utilities Fund (constituting INVESCO Sector Funds, Inc., hereafter referred to as the "Fund") at March 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003 by correspondence with the custodian, transfer agent and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
April 30, 2003

INVESTMENT HOLDINGS

STATEMENT OF INVESTMENT SECURITIES
INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
ENERGY FUND
96.32   COMMON STOCKS
0.60    GAS UTILITIES
        Equitable Resources                                        40,000  $    1,500,400
==========================================================================================
25.06   INTEGRATED OIL & GAS
        BP PLC Sponsored ADR
          Representing 6 Ord Shrs                    UK           276,000      10,650,840
        ChevronTexaco Corp                                         88,000       5,689,200
        ConocoPhillips                                            165,000       8,844,000
        Eni SpA Sponsored ADR
          Representing 5 Ord Shrs(a)                 IT            82,000       5,475,140
        Murphy Oil                                                300,000      13,251,000
        Occidental Petroleum                                      165,000       4,943,400
        Royal Dutch Petroleum New York
          Registry 1.25 Gldr Shrs                    NL           135,000       5,501,250
        TotalFinaElf SA Sponsored ADR
          Representing 1/2 Ord Shr                   FR           137,000       8,667,990
==========================================================================================
                                                                               63,022,820
3.48    NATURAL GAS PIPELINES
        Enbridge Energy Management LLC                            220,000       8,756,000
==========================================================================================
11.09   OIL & GAS DRILLING
        Atwood Oceanics(b)                                        165,300       4,172,172
        Grey Wolf(b)                                              400,000       1,576,000
        Nabors Industries Ltd(b)                     BD           260,000      10,366,200
        Noble Corp(b)                                             198,000       6,221,160
        Rowan Cos                                                 282,000       5,544,120
==========================================================================================
                                                                               27,879,652
28.73   OIL & GAS EQUIPMENT & SERVICES
        Baker Hughes                                              170,000       5,088,100
        BJ Services(b)                                            160,000       5,502,400
        Cal Dive International(b)                                 430,000       7,744,300
        Cooper Cameron(b)                                         111,000       5,495,610
        FMC Technologies(b)                                       289,100       5,550,720
        Grant Prideco(b)                                          708,200       8,540,892
        Halliburton Co                                            265,000       5,493,450
        Lone Star Technologies(b)                                 388,600       8,207,232
        Maverick Tube(b)                                          300,000       5,580,000
        National-Oilwell Inc(b)                                   115,000       2,574,850
        Schlumberger Ltd                             NL           100,000       3,801,000
        Weatherford International Ltd(b)             BD           230,000       8,687,100
==========================================================================================
                                                                               72,265,654
21.65   OIL & GAS EXPLORATION,
          PRODUCTION & TRANSPORTATION
        Apache Corp                                               145,200       8,964,648
        Burlington Resources                                      111,000       5,295,810
        Devon Energy                                               55,000       2,652,100

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
        EnCana Corp                                  CA           160,000  $    5,177,600
        Forest Oil(b)                                             228,000       5,084,400
        Kerr-McGee Corp                                           132,000       5,360,520
        Pioneer Natural Resources(b)                              405,000      10,165,500
        Remington Oil & Gas(b)                                    150,000       2,554,500
        Talisman Energy                              CA           232,000       9,201,120
==========================================================================================
                                                                               54,456,198
5.71    OIL & GAS REFINING & MARKETING
        Sunoco Inc                                                195,000       7,131,150
        Valero Energy                                             175,000       7,241,500
==========================================================================================
                                                                               14,372,650
        TOTAL COMMON STOCKS (COST $220,616,631)                               242,253,374
==========================================================================================
9.34    SHORT-TERM INVESTMENTS
7.56    COMMERCIAL PAPER
3.98    CONSUMER RECEIVABLES
        New Center Asset Trust, Series 1,
         Discount Notes 1.420%, 4/1/2003                   $  10,000,000       10,000,000
==========================================================================================
3.58    DIVERSIFIED FINANCIAL SERVICES
        State Street Boston, Discount Notes,
          1.390%, 4/1/2003                                 $    9,000,000       9,000,000
==========================================================================================
          TOTAL COMMERCIAL PAPER (Amortized Cost
            $19,000,000)                                                       19,000,000
==========================================================================================
1.64    INVESTMENT COMPANIES
        INVESCO Treasurer's Series Money Market
          Reserve Fund(c)(f), 1.092% (Cost
          $4,139,034)                                           4,139,034       4,139,034
==========================================================================================
0.14    REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street
          dated 3/31/2003 due 4/1/2003 at 1.230%,
          repurchased at $360,012 (Collateralized
          by Federal Home Loan Bank, Discount Notes,
          due 4/1/2003, value $370,000) (Cost
          $360,000)                                        $      360,000         360,000
==========================================================================================
        TOTAL SHORT-TERM INVESTMENTS
          (AMORTIZED COST $23,499,034)                                         23,499,034
==========================================================================================
105.66  TOTAL INVESTMENTS AT VALUE
          (COST $244,115,665)                                                 265,752,408
==========================================================================================
(5.66)  OTHER ASSETS LESS LIABILITIES                                         (14,240,725)
==========================================================================================
100.00  NET ASSETS AT VALUE                                                $  251,511,683
==========================================================================================

FINANCIAL SERVICES FUND
96.51   COMMON STOCKS
39.50   BANKS
        Bank of America                                           690,700  $   46,166,388
        Bank of New York                                          817,400      16,756,700
        Bank One                                                  552,600      19,131,012
        Charter One Financial                                     146,200       4,043,892
        City National                                              43,300       1,902,602
        Compass Bancshares                                        243,100       7,601,737

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
        Fifth Third Bancorp                                       420,950  $   21,106,433
        First Tennessee National                                  154,700       6,143,137
        FleetBoston Financial                                     436,000      10,411,680
        Investors Financial Services                              235,000       5,722,250
        M&T Bank                                                  178,100      13,995,098
        Mellon Financial                                          485,400      10,319,604
        National Commerce Financial                               391,200       9,271,440
        New York Community Bancorp                                147,700       4,401,460
        Northern Trust                                            329,300      10,027,185
        Synovus Financial                                         642,500      11,494,325
        TCF Financial                                             362,700      14,522,508
        UBS AG(b)                                                 254,600      10,871,420
        Wachovia Corp                                             836,800      28,509,776
        Wells Fargo & Co                                          910,700      40,972,393
        Zions Bancorp                                              87,300       3,734,694
==========================================================================================
                                                                              297,105,734
5.17    CONSUMER FINANCE
        Fannie Mae                                                150,900       9,861,315
        Freddie Mac                                               279,400      14,836,140
        SLM Corp                                                  127,600      14,153,392
==========================================================================================
                                                                               38,850,847
0.17    DATA PROCESSING SERVICES
        Concord EFS(b)                                            138,100       1,298,140
==========================================================================================
14.19   DIVERSIFIED FINANCIAL SERVICES
        Ambac Financial Group                                     399,100      20,162,532
        American Express                                          613,300      20,379,959
        Citigroup Inc                                           1,172,000      40,375,400
        Franklin Resources                                        233,300       7,677,903
        Goldman Sachs Group                                       124,000       8,441,920
        Moody's Corp                                               81,800       3,781,614
        Prudential Financial                                      200,800       5,873,400
==========================================================================================
                                                                              106,692,728
2.23    INSURANCE BROKERS
        Marsh & McLennan                                          393,300      16,766,379
==========================================================================================
13.55   INVESTMENT ADVISER/BROKER DEALER SERVICES
        Eaton Vance                                               165,700       4,429,161
        Federated Investors Class B Shrs                          336,950       8,575,377
        Legg Mason                                                237,300      11,566,002
        Lehman Brothers Holdings                                  403,100      23,279,025
        Merrill Lynch & Co                                      1,080,000      38,232,000
        Morgan Stanley                                            413,400      15,853,890
==========================================================================================
                                                                              101,935,455
2.88    LIFE & HEALTH INSURANCE
        AFLAC Inc                                                 306,800       9,832,940
        Lincoln National                                           70,700       1,979,600
        Nationwide Financial Services Class A Shrs                 91,000       2,217,670
        Principal Financial Group                                 280,300       7,607,342
==========================================================================================
                                                                               21,637,552

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
6.78    MULTI-LINE INSURANCE
        American International Group                              730,402  $   36,118,379
        Radian Group                                              446,700      14,910,846
==========================================================================================
                                                                               51,029,225
5.79    PROPERTY & CASUALTY INSURANCE
        Allstate Corp                                             506,500      16,800,605
        PMI Group                                                  74,900       1,913,695
        SAFECO Corp                                               383,100      13,397,007
        St Paul                                                   359,500      11,432,100
==========================================================================================
                                                                               43,543,407
1.67    REAL ESTATE INVESTMENT TRUSTS
        iStar Financial                                           430,900      12,569,353
==========================================================================================
4.58    REINSURANCE
        Endurance Specialty Holdings Ltd(b)                       166,200       4,020,378
        PartnerRe Ltd                                             226,300      11,371,575
        Platinum Underwriters Holdings Ltd                        388,500       9,848,475
        RenaissanceRe Holdings Ltd                                230,200       9,219,510
==========================================================================================
                                                                               34,459,938
        TOTAL COMMON STOCKS (COST $693,290,685)                               725,888,758
==========================================================================================
3.40    SHORT-TERM INVESTMENTS
3.33    COMMERCIAL PAPER -- CONSUMER RECEIVABLES
        New Center Asset Trust, Series 1, Discount
          Notes 1.420%, 4/1/2003 (Amortized Cost
          $25,000,000)                                     $   25,000,000      25,000,000
==========================================================================================
0.07    REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street
          dated 3/31/2003 due 4/1/2003 at 1.230%,
          repurchased at $533,018 (Collateralized
          by Federal Home Loan Bank, Discount Notes,
          due 4/1/2003, value $545,000) (Cost
          $533,000)                                        $      533,000         533,000
==========================================================================================
        TOTAL SHORT-TERM INVESTMENTS
          (AMORTIZED COST $25,533,000)                                         25,533,000
==========================================================================================
99.91   TOTAL INVESTMENTS AT VALUE
          (COST $718,823,685)                                                 751,421,758
==========================================================================================
0.09    OTHER ASSETS LESS LIABILITIES                                             692,085
==========================================================================================
100.00  NET ASSETS AT VALUE                                                $  752,113,843
==========================================================================================

GOLD & PRECIOUS METALS FUND
85.12   COMMON STOCKS & RIGHTS
14.22   DIVERSIFIED METALS & MINING
        Apollo Gold(a)(b)                            CA         1,300,000  $    3,084,401
        Freeport McMoRan Copper & Gold Class B
          Shrs(b)                                                 245,000       4,177,250
        Gold Fields Ltd Sponsored ADR Representing
          Ord Shrs                                   SF           450,000       4,725,000
        North American Palladium Ltd(b)              CA           200,000         503,076
        Solitario Resources(b)                       CA           631,000         274,544

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
        Teck Cominco Ltd Class B Shrs(a)             CA           280,000  $    2,120,534
==========================================================================================
                                                                               14,884,805
59.64   GOLD
        Agnico-Eagle Mines Ltd(a)                    CA           404,000       5,296,440
        AngloGold Ltd Sponsored ADR
          Representing Ord Shrs                      SF           117,000       3,531,060
        Ashanti Goldfields Ltd GDR
          Representing Ord Shrs(b)                   GH           660,000       3,748,800
        Barrick Gold                                 CA           315,000       4,901,400
        Chesapeake Gold(b)                           CA           182,700         444,655
        Claude Resources(b)                          CA           305,100         292,458
        Glamis Gold Ltd(a)(b)                        CA           800,000       8,272,000
        Glamis Gold Ltd Rights(b)
          (to purchase Cmn Shrs)                     CA           226,700               0
        Goldcorp Inc                                 CA           295,000       3,129,950
        Harmony Gold Mining Ltd Sponsored ADR
          Representing Ord Shrs                      SF           300,000       3,669,000
        IAMGOLD Corp(a)                              CA         1,200,000       5,221,117
        Kinross Gold(b)                              CA           700,000       4,301,982
        Meridian Gold(b)                             CA           500,000       4,725,000
        Newmont Mining                                            195,000       5,099,250
        Pacific Rim Mining(b)                        CA         1,254,900         409,499
        Placer Dome                                  CA           505,000       4,949,000
        Rio Narcea Gold Mines Ltd(b)                 CA           515,900         736,524
        Wheaton River Minerals Ltd(a)(b)             CA         4,400,000       3,709,168
==========================================================================================
                                                                               62,437,303
11.26   PRECIOUS METALS & MINERALS
        Aber Diamond(b)                              CA           230,000       4,270,233
        Compania de Minas Buenaventura SA Sponsored
          ADR Representing Series B Shrs             PE           160,000       4,000,000
        Impala Platinum Holdings Ltd                 SF            49,000       2,496,379
        SouthernEra Resources Ltd(b)                 CA           250,000       1,019,749
==========================================================================================
                                                                               11,786,361
        TOTAL COMMON STOCKS & RIGHTS (COST
          $75,551,902)                                                         89,108,469
==========================================================================================
2.37    PREFERRED STOCKS -- DIVERSIFIED METALS & MINING
        Freeport McMoRan Copper & Gold Depository
          Shrs Representing 1/20 Series Gold Pfd Shr
          (Cost $1,405,625)                                        75,000       2,482,500
==========================================================================================
4.83    OTHER SECURITIES -- GOLD BULLION
        Gold Bullion(b) (Cost $4,266,114)                          14,974(d)    5,051,577
==========================================================================================
18.99   SHORT-TERM INVESTMENTS
10.84   INVESTMENT COMPANIES
        INVESCO Treasurer's Series Money Market
          Reserve Fund(c)(f), 1.092% (Cost
          $11,344,418)                                         11,344,418      11,344,418
==========================================================================================

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
8.15    REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street
          dated 3/31/2003 due 4/1/2003 at 1.230%,
          repurchased at $8,531,291 (Collateralized
          by Federal Home Loan Bank, Discount
          Notes, due 4/1/2003, value $8,705,000)
          (Cost $8,531,000)                                $    8,531,000  $    8,531,000
==========================================================================================
        TOTAL SHORT-TERM INVESTMENTS
          (COST $19,875,418)                                                   19,875,418
==========================================================================================
111.31  TOTAL INVESTMENTS AT VALUE
          (COST $101,099,059)                                                 116,517,964
==========================================================================================
(11.31) OTHER ASSETS LESS LIABILITIES                                         (11,841,514)
==========================================================================================
100.00  NET ASSETS AT VALUE                                                $  104,676,450
==========================================================================================

HEALTH SCIENCES FUND
98.72   COMMON STOCKS
17.69   BIOTECHNOLOGY
        Amgen Inc(b)                                              717,200  $   41,274,860
        Biotech HOLDRs Trust(b)(e)                                512,900      47,827,925
        Chiron Corp(b)                                            295,300      11,073,750
        Genentech Inc(b)                                          311,100      10,891,611
        Genzyme Corp-General Division(b)                          358,500      13,067,325
        Gilead Sciences(b)                                        664,460      27,900,675
        IDEC Pharmaceuticals(b)                                   208,500       7,176,362
        MedImmune Inc(b)                                          360,800      11,845,064
==========================================================================================
                                                                              171,057,572
0.99    HEALTH CARE DISTRIBUTORS & SERVICES
        McKesson Corp                                             385,500       9,610,515
==========================================================================================
18.93   HEALTH CARE EQUIPMENT
        Biomet Inc                                                398,600      12,217,090
        Boston Scientific(b)                                      576,440      23,495,694
        C.R. Bard                                                 407,100      25,671,726
        Edwards Lifesciences(b)                                   403,800      11,064,120
        Guidant Corp(b)                                           565,600      20,474,720
        Medtronic Inc                                             589,500      26,598,240
        Stryker Corp                                              168,500      11,567,525
        Varian Medical Systems(b)                                 458,180      24,709,647
        Zimmer Holdings(b)                                        559,262      27,196,911
==========================================================================================
                                                                              182,995,673
1.43    HEALTH CARE FACILITIES
        HCA Inc                                                   131,120       5,423,123
        Health Management Associates Class A Shrs                 299,300       5,686,700
        Triad Hospitals(b)                                        102,100       2,746,490
==========================================================================================
                                                                               13,856,313
2.34    HEALTH CARE SUPPLIES
        Alcon Inc(b)                                              462,150      18,957,393

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
        Smith & Nephew PLC                                        605,100  $    3,701,467
==========================================================================================
                                                                               22,658,860
1.37    HOUSEHOLD PRODUCTS
        Procter & Gamble                                          149,300      13,295,165
==========================================================================================
1.39    MANAGED HEALTH CARE
        First Health Group(b)                                     257,840       6,559,450
        UnitedHealth Group                                         74,600       6,838,582
==========================================================================================
                                                                               13,398,032
54.58   PHARMACEUTICALS
        Abbott Laboratories                                     1,058,830      39,822,596
        AmerisourceBergen Corp                                    173,925       9,131,063
        Barr Laboratories(b)                                      269,700      15,372,900
        Bristol-Myers Squibb                                    1,778,100      37,571,253
        Eli Lilly & Co                                            685,700      39,187,755
        Forest Laboratories(b)                                    859,084      46,364,763
        GlaxoSmithKline PLC Sponsored ADR
          Representing 2 Ord Shrs                                 658,700      23,179,653
        Johnson & Johnson                                         818,462      47,364,396
        Merck & Co                                                767,100      42,021,738
        Novartis AG Sponsored ADR
          Representing Ord Shrs                                   881,700      32,675,802
        Pfizer Inc                                                980,151      30,541,505
        Pharmaceutical HOLDRs Trust(a)(e)(f)                      578,400      42,888,360
        Pharmaceutical Resources(b)                               323,500      13,742,280
        Pharmacia Corp                                            808,307      34,999,693
        Teva Pharmaceutical Industries Ltd Sponsored
          ADR Representing Ord Shrs                               753,140      31,368,281
        Wyeth                                                   1,096,600      41,473,412
==========================================================================================
                                                                              527,705,450
        TOTAL COMMON STOCKS (COST $821,536,195)                               954,577,580
==========================================================================================
0.77    PREFERRED STOCKS
0.00    BIOTECHNOLOGY
        Ingenex Inc, Conv Pfd, Series B Shrs(b)(l)                103,055               1
==========================================================================================
0.77    HEALTH CARE EQUIPMENT
        Athersys Inc, Conv Pfd, Class F Shrs(b)(l)                416,667       5,416,667
        Optimize Inc, Pfd, Series 5 Shrs(b)(l)                  1,337,276         628,450
        Scimagix Inc, Pfd, Series C Shrs(b)(l)                    641,635       1,350,000
        UltraGuide Inc, Pfd
          Series E Shrs(b)(l)                                     445,050          84,560
          Series F Shrs(b)(l)                                      50,000           9,500
==========================================================================================
                                                                                7,489,177
        TOTAL PREFERRED STOCKS (Cost $9,078,452)                                7,489,178
==========================================================================================
2.96    SHORT-TERM INVESTMENTS
2.50    INVESTMENT COMPANIES
        INVESCO Treasurer's Series Money Market
          Reserve Fund(c)(f), 1.092% (Cost
          $24,193,400)                                         24,193,400      24,193,400
==========================================================================================

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
0.46    REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street
          dated 3/31/2003 due 4/1/2003 at 1.230%,
          repurchased at $4,424,151 (Collateralized
          by Federal Home Loan Bank, Discount Notes,
          due 4/1/2003, value $4,515,000) (Cost
          $4,424,000)                                      $    4,424,000  $    4,424,000
==========================================================================================
        TOTAL SHORT-TERM INVESTMENTS
          (COST $28,617,400)                                                   28,617,400
==========================================================================================
102.45  TOTAL INVESTMENTS AT VALUE
          (COST $859,232,047)                                                 990,684,158
==========================================================================================
(2.45)  OTHER ASSETS LESS LIABILITIES                                         (23,730,992)
==========================================================================================
100.00  NET ASSETS AT VALUE                                                $  966,953,166
==========================================================================================

LEISURE FUND
96.28   COMMON STOCKS
10.18   ADVERTISING
        Harte-Hanks Inc                                           332,450  $    6,349,795
        JC Decaux SA(b)                              FR           218,400       2,073,367
        Omnicom Group                                             706,000      38,244,020
        Valassis Communications(b)                                541,900      14,306,160
        WPP Group PLC                                UK         1,090,730       5,879,053
==========================================================================================
                                                                               66,852,395
2.34    APPAREL, ACCESSORIES & LUXURY GOODS
        Jones Apparel Group(b)                                    256,900       7,046,767
        Polo Ralph Lauren Class A Shrs(b)                         363,400       8,321,860
==========================================================================================
                                                                               15,368,627
7.95    BREWERS
        Anheuser-Busch Cos                                        340,400      15,866,044
        Carlsberg A/S Class B Shrs(a)                DA           443,084      14,974,333
        Diageo PLC                                   UK           224,600       2,304,041
        Heineken NV                                  NL           477,200      17,699,295
        Interbrew                                    BE            66,535       1,347,512
==========================================================================================
                                                                               52,191,225
5.10    BROADCASTING-- RADIO/TV
        Belo Corp Series A Shrs                                   360,000       7,293,600
        Clear Channel Communications(b)                           124,049       4,207,742
        Fox Kids Europe NV(b)                        NL           905,629       5,039,934
        Granada PLC                                  UK           324,208         292,102
        Gray Television                                           640,100       5,760,900
        Sinclair Broadcast Group Class A Shrs(b)                  508,500       3,996,810
        Spanish Broadcasting System Class A Shrs(b)               271,200       1,665,168
        Television Broadcasts Ltd Sponsored ADR
          Representing 2 Ord Shrs                    HK           154,500         946,869
        Univision Communications Class A Shrs(b)                  174,300       4,272,093
==========================================================================================
                                                                               33,475,218
10.52   CABLE & SATELLITE OPERATORS
        Cablevision Systems New York Group(b)                     833,293      15,824,234

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
        Comcast Corp Class A Shrs(b)                              342,400  $    9,789,216
        EchoStar Communications Class A Shrs(b)                   408,585      11,799,935
        Liberty Media Series A Shrs(b)                          3,253,914      31,660,583
==========================================================================================
                                                                               69,073,968
1.59    CABLE & SATELLITE PROGRAMMERS
        USA Interactive(b)                                        389,800      10,442,742
==========================================================================================
14.36   CASINOS & GAMING
        Harrah's Entertainment(b)                                 982,000      35,057,400
        International Game Technology(b)                          588,000      48,157,200
        MGM MIRAGE(b)                                             152,016       4,446,468
        Park Place Entertainment(b)                                95,200         677,824
        Wynn Resorts Ltd(b)                                       387,700       5,986,088
==========================================================================================
                                                                               94,324,980
0.37    CONSUMER ELECTRONICS
        Sony Corp Sponsored ADR
          Representing Ord Shrs                      JA            70,100       2,462,613
==========================================================================================
1.54    CRUISE LINES
        Carnival Corp                                             268,900       6,483,179
        Royal Caribbean Cruises Ltd                               170,344       2,560,270
        Steiner Leisure Ltd(b)                                     93,000       1,050,900
==========================================================================================
                                                                               10,094,349
0.71    DIVERSIFIED FINANCIAL SERVICES
        Pargesa Holding AG Class B Shrs              SZ             2,708       4,688,831
==========================================================================================
0.66    DIVERSIFIED METALS & MINING
        Anglo American PLC ADR
          Representing Ord Shrs(a)                   UK           303,140       4,334,902
==========================================================================================
0.83    FOOTWEAR
        Foot Locker                                               151,000       1,615,700
        NIKE Inc Class B Shrs                                      75,000       3,856,500
==========================================================================================
                                                                                5,472,200
0.71    GENERAL MERCHANDISE STORES
        Target Corp                                                57,200       1,673,672
        Tuesday Morning(b)                                        152,400       2,999,232
==========================================================================================
                                                                                4,672,904
6.39    HOTELS & RESORTS
        Accor SA                                     FR           106,500       2,942,508
        Cendant Corp(b)                                           563,700       7,158,990
        Extended Stay America(b)                                  191,600       1,935,160
        Hilton Hotels                                             605,150       7,025,791
        Marriott International Class A Shrs                       279,100       8,878,171
        NH Hoteles SA(b)                             SP           418,600       3,416,687
        Starwood Hotels & Resorts Worldwide
          Paired Certificates SBI                                 445,860      10,607,009
==========================================================================================
                                                                               41,964,316
0.30    INDUSTRIAL CONGLOMERATES
        Campagnie Nationale a Portefeuille(a)        BE            20,300       1,962,610
==========================================================================================

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
2.58    INVESTMENT COMPANIES
        iShares Trust
          Russell 3000 Index Fund                                 185,000  $    8,750,500
          S&P 500 Index Fund                                       96,300       8,167,203
==========================================================================================
                                                                               16,917,703
1.39    LEISURE FACILITIES
        Cedar Fair LP(a)                                           97,800       2,437,176
        Intrawest Corp                               CA           396,480       4,139,251
        Six Flags(b)                                              362,500       2,030,000
        Vail Resorts (b)                                           45,100         502,865
==========================================================================================
                                                                                9,109,292
8.31    LEISURE PRODUCTS
        Activision Inc(b)                                          88,300       1,275,935
        Electronic Arts(b)                                         30,500       1,788,520
        Hasbro Inc                                                138,400       1,922,376
        Leapfrog Enterprises(b)                                    51,100       1,218,224
        Mattel Inc                                              2,151,200      48,402,000
==========================================================================================
                                                                               54,607,055
9.83    MOVIES & ENTERTAINMENT
        AOL Time Warner(b)                                      1,169,500      12,700,770
        Groupe Bruxelles Lambert SA                  BE           363,900      13,103,894
        Metro-Goldwyn-Mayer Inc(b)                              1,054,900      11,076,450
        Pixar(b)                                                  103,700       5,608,096
        Regal Entertainment Group Class A Shrs                    129,900       2,331,705
        Viacom Inc
          Class A Shrs(b)                                         101,880       3,718,620
          Class B Shrs(b)                                         179,900       6,569,948
        Walt Disney                                               556,199       9,466,507
==========================================================================================
                                                                               64,575,990
7.53    PUBLISHING & PRINTING
        E. W. Scripps Class A Shrs                                 73,300       5,551,742
        Gannett Co                                                144,000      10,141,920
        Knight-Ridder Inc                                         232,800      13,618,800
        McClatchy Co Class A Shrs                                 131,900       7,068,521
        McGraw-Hill Cos                                            76,700       4,263,753
        Media General Class A Shrs                                 54,600       2,688,504
        New York Times Class A Shrs                               141,200       6,092,780
==========================================================================================
                                                                               49,426,020
1.65    RESTAURANTS
        CBRL Group                                                272,600       7,482,870
        Yum! Brands(b)                                            136,900       3,330,777
==========================================================================================
                                                                               10,813,647
0.35    SOFT DRINKS
        Coca-Cola Femsa SA de CV Sponsored ADR
          Representing 10 Ord Series L Shrs          MX           134,500       2,305,330
==========================================================================================
0.39    SPECIALTY STORES
        Hollywood Entertainment(b)                                122,300       1,961,692

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
        Toys "R" Us(b)                                             74,900  $      626,913
==========================================================================================
                                                                                2,588,605
0.10    TELECOMMUNICATIONS EQUIPMENT
        General Motors Class H Shrs(b)                             60,600         678,720
==========================================================================================
0.60    TOBACCO
        Altria Group                                              130,900       3,921,764
==========================================================================================
        TOTAL COMMON STOCKS (COST $575,154,170)                               632,326,006
==========================================================================================
2.62    PREFERRED STOCKS
1.76    MOVIES & ENTERTAINMENT
        News Corp Ltd Sponsored ADR
          Representing 4 Pfd Ltd Voting Shrs         AS           542,178      11,597,187
==========================================================================================
0.86    SOFT DRINKS
        Companhia de Bebidas das Americas
          Sponsored ADR Representing 100 Pfd Shrs    BR           340,000       5,644,000
==========================================================================================
        TOTAL PREFERRED STOCKS (COST $19,368,824)                              17,241,187
==========================================================================================
2.97    SHORT-TERM INVESTMENTS
0.47    US GOVERNMENT OBLIGATIONS
        US Government Securities(c)
           (Cost $3,111,943)                               $    3,111,943       3,111,943
==========================================================================================
1.61    INVESTMENT COMPANIES
        INVESCO Treasurer's Series Money Market
          Reserve Fund(c)(f), 1.092% (Cost
          $10,594,794)                                         10,594,794      10,594,794
==========================================================================================
0.89    REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street
          dated 3/31/2003 due 4/1/2003 at 1.230%,
          repurchased at $5,814,199 (Collateralized
          by Federal Home Loan Bank, Discount
          Notes, due 4/1/2003, value $5,935,000)
          (Cost $5,814,000)                                $    5,814,000       5,814,000
==========================================================================================
        TOTAL SHORT-TERM INVESTMENTS
          (COST $19,520,737)                                                   19,520,737
==========================================================================================
101.87  TOTAL INVESTMENTS AT VALUE
          (COST $614,043,731)                                                 669,087,930
==========================================================================================
(1.87)  OTHER ASSETS LESS LIABILITIES                                         (12,304,201)
==========================================================================================
100.00  NET ASSETS AT VALUE                                                $  656,783,729
==========================================================================================

REAL ESTATE OPPORTUNITY FUND
95.21   COMMON STOCKS
1.11    CASINOS & GAMING
        Park Place Entertainment(b)                                36,900  $      262,728
==========================================================================================
1.43    FOREST PRODUCTS
        Weyerhaeuser Co                                             7,100         339,593
==========================================================================================
1.00    HOMEBUILDING
        Ryland Group                                                5,500         237,545
==========================================================================================

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
1.00    HOTELS & RESORTS
        Starwood Hotels & Resorts Worldwide Paired
          Certificates SBI                                          9,900  $      235,521
==========================================================================================
1.49    PAPER PRODUCTS
        Bowater Inc                                                 9,500         352,925
==========================================================================================
86.86   REAL ESTATE INVESTMENT TRUSTS
        Alexandria Real Estate Equities                            24,200       1,017,610
        Apartment Investment & Management Class A Shrs              9,200         335,616
        Archstone-Smith Trust                                      19,210         421,852
        Avalonbay Communities                                      12,100         446,490
        Boston Properties                                          29,900       1,133,210
        CarrAmerica Realty                                         36,400         922,740
        Developers Diversified Realty                              41,700       1,007,055
        EastGroup Properties                                       17,400         444,744
        Equity Office Properties Trust                             37,600         956,920
        Equity Residential SBI                                     32,200         775,054
        Essex Property Trust                                        7,000         365,750
        General Growth Properties                                  20,800       1,122,160
        Impac Mortgage Holdings                                    27,900         362,421
        iStar Financial                                            33,900         988,863
        Mack-Cali Realty                                           26,500         820,705
        Mid-Atlantic Realty Trust SBI                              34,200         623,466
        Mills Corp                                                 24,700         770,640
        Pan Pacific Retail Properties                               6,500         246,025
        Parkway Properties                                         19,800         746,064
        Post Properties                                            16,900         408,135
        Prentiss Properties Trust SBI                              22,800         617,880
        ProLogis SBI                                               43,270       1,095,596
        RFS Hotel Investors                                        56,400         547,080
        Rouse Co                                                   21,900         756,645
        Simon Property Group                                       21,000         752,430
        SL Green Realty                                            22,200         678,432
        Universal Health Realty Income Trust SBI                    4,700         121,730
        Vornado Realty Trust SBI                                   27,600         988,080
        Weingarten Realty Investors                                28,300       1,106,813
==========================================================================================
                                                                               20,580,206
2.32    REAL ESTATE MANAGEMENT & DEVELOPMENT
        Catellus Development(b)                                    12,300         258,300
        St Joe                                                     10,700         291,040
==========================================================================================
                                                                                  549,340
        TOTAL COMMON STOCKS (COST $21,860,776)                                 22,557,858
==========================================================================================
6.27    SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street
          dated 3/31/2003 due 4/1/2003 at 1.230%,
          repurchased at $1,485,051 (Collateralized
          by Federal Home Loan Bank, Bonds, due
          3/26/2004 at 1.350%, value $1,515,587)
          (Cost $1,485,000)                                $    1,485,000       1,485,000
==========================================================================================

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
101.48  TOTAL INVESTMENTS AT VALUE
          (COST $23,345,776)                                               $   24,042,858
==========================================================================================
(1.48)  OTHER ASSETS LESS LIABILITIES                                            (349,747)
==========================================================================================
100.00  NET ASSETS AT VALUE                                                $    23,693,111
==========================================================================================

TECHNOLOGY FUND
92.58   COMMON STOCKS
0.68    AEROSPACE & DEFENSE
        Lockheed Martin                                           226,300  $   10,760,565
==========================================================================================
10.47   APPLICATION SOFTWARE
        Amdocs Ltd(b)                                           1,204,720      15,998,682
        BEA Systems(b)                                          2,941,800      29,976,942
        Cadence Design Systems(b)                                 906,800       9,068,000
        Check Point Software Technologies Ltd(b)                  973,650      14,088,715
        Intuit Inc(b)                                             582,300      21,661,560
        Mercury Interactive(b)                                    808,500      23,996,280
        PeopleSoft Inc(b)                                       1,018,700      15,586,110
        SAP AG Sponsored ADR Representing 1/4
          Ord Shr                                                 114,900       2,178,504
        Siebel Systems(b)                                       1,343,600      10,762,236
        Software HOLDRs Trust(a)(e)(f)                            834,700      21,209,727
        Wipro Ltd Sponsored ADR Representing Ord Shrs(a)           84,000       2,360,400
==========================================================================================
                                                                              166,887,156
0.54    CABLE & SATELLITE OPERATORS
        Comcast Corp Class A Shrs(b)                              300,400       8,588,436
==========================================================================================
7.82    COMPUTER HARDWARE
        Apple Computer(b)                                       1,426,200      20,166,468
        Dell Computer(b)                                        1,685,700      46,036,467
        Hewlett-Packard Co                                      1,318,600      20,504,230
        International Business Machines                           428,900      33,638,627
        Sun Microsystems(b)                                     1,317,300       4,294,398
==========================================================================================
                                                                              124,640,190
5.55    COMPUTER STORAGE & PERIPHERALS
        EMC Corp(b)                                             3,713,000      26,844,990
        Emulex Corp(b)                                            830,600      15,905,990
        Lexmark International Class A Shrs(b)                     225,400      15,090,530
        McDATA Corp Class A Shrs(b)                               992,300       8,523,857
        Network Appliance(b)                                    1,974,500      22,094,655
==========================================================================================
                                                                               88,460,022
3.89    DATA PROCESSING SERVICES
        First Data                                                696,100      25,762,661
        Fiserv Inc(b)                                             627,450      19,752,126
        Paychex Inc                                               599,350      16,464,144
==========================================================================================
                                                                               61,978,931
0.98    DIVERSIFIED COMMERCIAL SERVICES
        CheckFree Corp(b)                                         696,800      15,664,064
==========================================================================================

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
5.22    ELECTRONIC EQUIPMENT & INSTRUMENTS
        Celestica Inc(b)                                        1,326,200  $   15,158,466
        Flextronics International Ltd(b)                        2,564,400      22,361,568
        Jabil Circuit(b)                                        1,645,600      28,798,000
        MKS Instruments(b)                                         64,500         806,250
        Samsung Electronics Ltd Sponsored GDR
          Representing 1/2 Ord Shr(g)                             142,300      16,079,900
==========================================================================================
                                                                               83,204,184
0.36    HOTELS & RESORTS
        Hotels.com Class A Shrs(a)(b)                             100,000       5,767,500
==========================================================================================
0.36    INTEGRATED TELECOMMUNICATION SERVICES
        Verizon Communications                                    160,500       5,673,675
==========================================================================================
3.49    INTERNET RETAIL
        Amazon.com Inc(b)                                         451,000      11,739,530
        eBay Inc(b)                                               515,100      43,932,879
==========================================================================================
                                                                               55,672,409
0.83    INTERNET SOFTWARE & SERVICES
        Internet Security Systems(b)                              227,400       2,258,082
        VeriSign Inc(b)                                           344,700       3,012,678
        Yahoo! Inc(b)                                             329,700       7,919,394
==========================================================================================
                                                                               13,190,154
1.80    INVESTMENT COMPANIES
        Nasdaq-100 Trust Series 1 Shrs(b)                       1,138,900      28,757,225
==========================================================================================
1.92    IT CONSULTING & SERVICES
        Affiliated Computer Services Class A
          Shrs(b)                                                 412,000      18,235,120
        BISYS Group(b)                                            460,000       7,507,200
        Cognizant Tech Solutions Class A Shrs(b)                   72,900       4,909,815
==========================================================================================
                                                                               30,652,135
0.50    MOVIES & ENTERTAINMENT
        AOL Time Warner(b)                                        732,600       7,956,036
==========================================================================================
4.38    NETWORKING EQUIPMENT
        Cisco Systems(b)(i)                                     4,359,860      56,590,983
        Juniper Networks(b)                                       650,000       5,310,500
        NetScreen Technologies(b)                                 466,800       7,832,904
==========================================================================================
                                                                               69,734,387
4.21    SEMICONDUCTOR EQUIPMENT
        Applied Materials(b)                                    1,624,500      20,436,210
        ASML Holding NV New York Registered
          Shrs(b)                                                 363,300       2,386,881
        Cymer Inc(b)                                               35,400         837,210
        KLA-Tencor Corp(b)                                        416,300      14,962,655
        Lam Research(b)                                           735,100       8,372,054
        Novellus Systems(b)                                       733,800      20,010,726
==========================================================================================
                                                                               67,005,736
16.87   SEMICONDUCTORS
        Altera Corp(b)                                          1,188,600      16,093,644
        Analog Devices(b)                                         345,000       9,487,500

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
        Broadcom Corp Class A Shrs(b)                             285,200  $    3,522,220
        Cypress Semiconductor(b)                                  252,200       1,740,180
        Fairchild Semiconductor International
          Class A Shrs(b)                                         603,400       6,311,564
        GlobespanVirata Inc(b)                                    468,200       2,106,900
        Intel Corp                                              3,736,800      60,835,104
        Intersil Corp Class A Shrs(b)                             282,400       4,394,144
        Linear Technology                                         982,900      30,342,123
        Maxim Integrated Products                                 715,900      25,858,308
        Microchip Technology                                    1,092,800      21,746,720
        National Semiconductor(b)                                 461,400       7,862,256
        PMC-Sierra Inc(b)                                         271,000       1,612,450
        QLogic Corp(b)                                            289,200      10,740,888
        RF Micro Devices(b)                                     1,026,900       6,191,180
        Skyworks Solutions(a)(b)                                  670,000       4,174,100
        Taiwan Semiconductor Manufacturing Ltd
          Sponsored ADR Representing 5 Ord Shrs                 1,952,136      13,352,610
        Texas Instruments                                         943,900      15,451,643
        United Microelectronics Sponsored ADR
          Representing 5 Ord Shrs                               1,693,300       5,096,833
        Vitesse Semiconductor(b)                                  674,100       1,442,574
        Xilinx Inc(b)(h)                                          871,800      20,408,838
==========================================================================================
                                                                              268,771,779
16.45   SYSTEMS SOFTWARE
        Adobe Systems                                             842,700      25,980,441
        BMC Software(b)                                         1,156,200      17,447,058
        Micromuse Inc(b)                                          607,000       3,156,400
        Microsoft Corp                                          4,327,200     104,761,512
        Networks Associates(b)                                    899,000      12,415,190
        Oracle Corp(b)                                          3,671,500      39,832,103
        Symantec Corp(b)                                        1,177,600      46,138,368
        VERITAS Software(b)                                       701,300      12,328,854
==========================================================================================
                                                                              262,059,926
4.92    TELECOMMUNICATIONS EQUIPMENT
        ADC Telecommunications(b)                               2,022,292       4,165,922
        Alcatel SA Sponsored ADR Representing
          Ord Shrs                                                981,300       6,761,157
        CIENA Corp(b)                                             591,900       2,586,603
        Corning Inc(b)                                            412,500       2,409,000
        Lucent Technologies(b)                                  2,375,800       3,492,426
        Nokia Corp Sponsored ADR Representing Ord
          Shrs(a)                                               1,561,900      21,882,219
        Nortel Networks(b)                                      2,589,900       5,386,992
        QUALCOMM Inc                                              711,950      25,672,917
        UTStarcom Inc(b)                                          303,600       6,068,964
==========================================================================================
                                                                               78,426,200
1.34    WIRELESS TELECOMMUNICATION SERVICES
        Nextel Communications Class A Shrs(b)                     530,700       7,106,073
        Vodafone Group PLC Sponsored ADR
          Representing 10 Ord Shrs                                781,200      14,233,464
==========================================================================================
                                                                               21,339,537
        TOTAL COMMON STOCKS (COST $1,730,029,294)                           1,475,190,247
==========================================================================================

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
0.07    PREFERRED STOCKS
0.00    BIOTECHNOLOGY
        Ingenex Inc, Conv Pfd, Series B Shrs(b)(l)                 51,527  $            1
==========================================================================================
0.07    NETWORKING EQUIPMENT
        Calient Networks, Pfd, Series D
          Shrs(b)(f)(l)                                         1,925,754       1,106,133
==========================================================================================
        TOTAL PREFERRED STOCKS (COST $14,213,578)                               1,106,134
==========================================================================================
0.01    FIXED INCOME SECURITIES -- CORPORATE BONDS
0.01    NETWORKING EQUIPMENT
        Kestrel Solutions, Conv Sub Notes(g)(k)(l),
          5.500%, 7/15/2005 (Cost $2,500,000)              $   2,500,000          200,000
==========================================================================================
0.32    OTHER SECURITIES -- DIVERSIFIED FINANCIAL SERVICES
        BlueStream Ventures LP(b)(j)(l)(Cost
          $12,268,055)                                                          5,184,864
==========================================================================================
7.21    SHORT-TERM INVESTMENTS
4.96    COMMERCIAL PAPER
3.14    CONSUMER RECEIVABLES
        New Center Asset Trust, Series 1, Discount
          Notes 1.420%, 4/1/2003                           $   50,000,000      50,000,000
==========================================================================================
1.82    DIVERSIFIED FINANCIAL SERVICES
        State Street Boston, Discount Notes,
          1.390%, 4/1/2003                                 $   29,000,000      29,000,000
==========================================================================================
          TOTAL COMMERCIAL PAPER
            (AMORTIZED COST $79,000,000)                                       79,000,000
==========================================================================================
2.13    INVESTMENT COMPANIES
        INVESCO Treasurer's Series Money Market
          Reserve Fund(c)(f), 1.092% (Cost
          $33,984,450)                                         33,984,450      33,984,450
==========================================================================================
0.12    REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street
          dated 3/31/2003 due 4/1/2003 at 1.230%,
          repurchased at $1,910,065 (Collateralized
          by Federal Home Loan Bank, Discount Notes,
          due 4/1/2003, value $1,950,000) (Cost
          $1,910,000)                                      $    1,910,000       1,910,000
==========================================================================================
        TOTAL SHORT-TERM INVESTMENTS
          (AMORTIZED COST $114,894,450)                                       114,894,450
==========================================================================================
100.19  TOTAL INVESTMENTS AT VALUE
          (COST $1,873,905,377)                                             1,596,575,695
==========================================================================================
(0.19)  OTHER ASSETS LESS LIABILITIES                                          (3,099,757)
==========================================================================================
100.00  NET ASSETS AT VALUE                                                $1,593,475,938
==========================================================================================

TELECOMMUNICATIONS FUND
89.63   COMMON STOCKS & WARRANTS
2.77    APPLICATION SOFTWARE
        Amdocs Ltd(b)                                UK           290,500  $    3,857,840
        BEA Systems(b)                                            246,100       2,507,759
        Software HOLDRs Trust(e)                                   52,500       1,334,025
==========================================================================================
                                                                                7,699,624

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
5.92    BROADCASTING -- RADIO/TV
        Clear Channel Communications(b)                           100,000  $    3,392,000
        Fox Entertainment Group Class A Shrs(b)                   304,000       8,107,680
        Univision Communications Class A Shrs(b)                  202,400       4,960,824
==========================================================================================
                                                                               16,460,504
13.11   CABLE & SATELLITE OPERATORS
        Comcast Corp Class A Shrs(b)(i)                           454,552      12,995,642
        Cox Communications Class A Shrs(b)                        276,700       8,608,137
        EchoStar Communications Class A Shrs(b)                   375,500      10,844,440
        Liberty Media Series A Shrs(b)                            412,600       4,014,598
==========================================================================================
                                                                               36,462,817
2.08    ELECTRONIC EQUIPMENT & INSTRUMENTS
        Garmin Ltd(b)                                CJ             8,100         289,980
        Samsung Electronics Ltd GDR
          Representing 1/2 Ord Shr(g)                KS            48,600       5,491,800
==========================================================================================
                                                                                5,781,780
22.67   INTEGRATED TELECOMMUNICATION SERVICES
        ALLTEL Corp                                               139,400       6,239,544
        AT&T Corp                                                 195,300       3,163,860
        BCE Inc(a)                                   CA           286,200       5,253,340
        BellSouth Corp(i)                                         133,300       2,888,611
        CenturyTel Inc                                            212,800       5,873,280
        Deutsche Telekom AG                          GM           551,200       6,080,856
        France Telecom SA(a)                         FR            97,700       1,992,545
        France Telecom SA Warrants(b) (Exp 2003)     FR            97,700         383,797
        KT Corp Sponsored ADR
          Representing 1/2 Ord Shr                   KS           155,600       2,671,652
        Portugal Telecom SGPS SA Sponsored ADR
          Representing Ord Shrs                      PO           814,900       5,557,618
        Qwest Communications International(b)                     972,100       3,392,629
        SBC Communications(i)                                     147,186       2,952,551
        Sprint Corp                                               276,500       3,248,875
        Telefonos de Mexico SA de CV Sponsored ADR
          Representing 20 Series L ShrsMX                         111,100       3,301,892
        Verizon Communications(i)                                 284,200       10,046,470
==========================================================================================
                                                                               63,047,520
1.24    MOVIES & ENTERTAINMENT
        Viacom Inc Class B Shrs(b)                                 94,500       3,451,140
==========================================================================================
4.50    NETWORKING EQUIPMENT
        Cisco Systems(b)(i)                                       626,900       8,137,162
        Extreme Networks(b)                                       166,800         722,244
        Foundry Networks(b)                                       252,900       2,033,316
        Juniper Networks(b)                                       198,000       1,617,660
==========================================================================================
                                                                               12,510,382
2.15    SEMICONDUCTORS
        Agere Systems Class A Shrs(b)                             707,900       1,132,640
        RF Micro Devices(b)                                        91,100         549,242
        Semiconductor HOLDRs Trust(e)                             116,300       2,685,367

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
        Skyworks Solutions(a)(b)                                  259,200  $    1,614,816
==========================================================================================
                                                                                5,982,065
3.13    SYSTEMS SOFTWARE
        Symantec Corp(b)                                          222,600       8,721,468
==========================================================================================
13.75   TELECOMMUNICATIONS EQUIPMENT
        ADC Telecommunications(b)                                 981,800       2,022,508
        ADTRAN Inc(b)                                              24,300         872,613
        Advanced Fibre Communications(b)                           52,900         800,906
        Alcatel SA Sponsored ADR
          Representing Ord Shrs                      FR           569,800       3,925,922
        Comverse Technology(b)                                     99,800       1,128,738
        Corning Inc(b)                                            513,600       2,999,424
        Lucent Technologies(b)                                    599,700         881,559
        Motorola Inc                                              333,500       2,754,710
        Nokia Corp Sponsored ADR
          Representing Ord Shrs(a)(i)                FI           629,700       8,822,097
        Nortel Networks(b)                           CA         1,516,900       3,155,152
        QUALCOMM Inc(h)                                           302,200      10,897,332
==========================================================================================
                                                                               38,260,961
18.31   WIRELESS TELECOMMUNICATION SERVICES
        America Movil SA Sponsored ADR
          Representing 20 Series L ShrsMX                         108,200       1,446,634
        AT&T Wireless Services(b)                               1,983,100      13,088,460
        Boston Communications Group(b)                             43,900         687,474
        Nextel Communications Class A Shrs(b)                     965,000      12,921,350
        Nextel Partners Class A Shrs(b)                           134,300         676,872
        Orange SA(b)                                 FR           451,200       3,618,768
        Sprint Corp-PCS Group Series 1 Shrs(b)                    698,800       3,046,768
        Telecom Italia Mobile SpA(a)                 IT           322,000       1,314,110
        Vodafone Group PLC Sponsored ADR
          Representing 10 Ord Shrs                   UK           775,571      14,130,904
==========================================================================================
                                                                               50,931,340
        TOTAL COMMON STOCKS & WARRANTS
          (COST $255,802,849)                                                 249,309,601
==========================================================================================
0.16    PREFERRED STOCKS
0.16    NETWORKING EQUIPMENT
        Calient Networks, Pfd, Series D Shrs(b)(l)
          (Cost $5,438,366)                                       752,715         432,352
==========================================================================================
0.07    FIXED INCOME SECURITIES -- CORPORATE BONDS
0.07    NETWORKING EQUIPMENT
        Kestrel Solutions, Conv Sub Notes(g)(k)(l)
          5.500%, 7/15/2005 (Cost $2,500,000)                  $2,500,000         200,000
==========================================================================================
1.84    OTHER SECURITIES -- DIVERSIFIED FINANCIAL SERVICES
        BlueStream Ventures LP(b)(j)(l) (Cost
          $12,072,288)                                                          5,102,127
==========================================================================================
15.09   SHORT-TERM INVESTMENTS
8.27    COMMERCIAL PAPER
3.60    CONSUMER RECEIVABLES
        New Center Asset Trust, Series 1, Discount
          Notes 1.420%, 4/1/2003                           $   10,000,000      10,000,000
==========================================================================================

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
4.67    DIVERSIFIED FINANCIAL SERVICES
        State Street Boston, Discount Notes,
          1.390%, 4/1/2003                                 $   13,000,000  $   13,000,000
==========================================================================================
          TOTAL COMMERCIAL PAPER (Amortized
            Cost $23,000,000)                                                  23,000,000
==========================================================================================
6.62    INVESTMENT COMPANIES
        INVESCO Treasurer's Series Money Market
          Reserve Fund(c)(f), 1.092% (Cost
          $18,406,718)                                         18,406,718      18,406,718
==========================================================================================
0.20    REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street
          dated 3/31/2003 due 4/1/2003 at 1.230%,
          repurchased at $571,020 (Collateralized
          by Federal Home Loan Bank, Discount
          Notes, due 4/1/2003, value $585,000)
          (Cost  $571,000)                                 $      571,000         571,000
==========================================================================================
        TOTAL SHORT-TERM INVESTMENTS
          (AMORTIZED COST $41,977,718)                                         41,977,718
==========================================================================================
0.11    OPTIONS PURCHASED -- PUTS
0.11    TELECOMMUNICATIONS EQUIPMENT
        QUALCOMM Inc, 7/19/2003, $35 (Cost $261,403)                1,511         309,755
==========================================================================================
106.90  TOTAL INVESTMENTS AT VALUE
          (COST $318,052,624)                                                 297,331,553
==========================================================================================
(6.90)  OTHER ASSETS LESS LIABILITIES                                         (19,188,925)
==========================================================================================
100.00  NET ASSETS AT VALUE                                              $    278,142,628
==========================================================================================

UTILITIES FUND
96.82   COMMON STOCKS
69.11   ELECTRIC UTILITIES
        Ameren Corp                                                55,700  $    2,175,085
        American Electric Power                                    35,600         813,460
        Cinergy Corp                                              103,700       3,489,505
        Consolidated Edison                                        78,100       3,004,507
        Dominion Resources                                         63,900       3,538,143
        DPL Inc                                                    58,600         730,156
        DTE Energy                                                 50,600       1,955,690
        Duke Energy                                                54,300         789,522
        Energy East                                               136,200       2,424,360
        Entergy Corp                                               73,600       3,543,840
        Exelon Corp                                                67,775       3,416,538
        FPL Group                                                  60,000       3,535,800
        Hawaiian Electric Industries                               41,900       1,707,844
        NiSource Inc                                               92,100       1,676,220
        Pepco Holdings                                             46,900         816,060
        Pinnacle West Capital                                      52,400       1,741,776
        PNM Resources                                              17,200         386,828
        PPL Corp                                                   98,500       3,507,585
        Progress Energy                                            69,500       2,720,925
        Public Service Enterprise Group                            60,800       2,230,752
        Puget Energy                                               93,200       1,986,092
        SCANA Corp                                                 86,600       2,591,072

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
        Southern Co                                                84,400  $    2,400,336
==========================================================================================
                                                                               51,182,096
2.23    GAS UTILITIES
        KeySpan Corp                                               51,200       1,651,200
==========================================================================================
17.53   INTEGRATED TELECOMMUNICATION SERVICES
        AT&T Corp                                                  12,700         205,740
        BellSouth Corp                                            148,200       3,211,494
        CenturyTel Inc                                            127,600       3,521,760
        SBC Communications                                        135,712       2,722,383
        Verizon Communications                                     93,796       3,315,689
==========================================================================================
                                                                               12,977,066
5.78    NATURAL GAS PIPELINES
        Enbridge Energy Management LLC                             22,387         891,002
        Kinder Morgan Management LLC(b)                           104,771       3,389,342
==========================================================================================
                                                                                4,280,344
2.17    WATER UTILITIES
        Philadelphia Suburban                                      73,300       1,608,935
==========================================================================================
96.82   TOTAL INVESTMENTS AT VALUE
          (COST $73,529,285)                                                   71,699,641
==========================================================================================
3.18    OTHER ASSETS LESS LIABILITIES                                           2,358,450
==========================================================================================
100.00  NET ASSETS AT VALUE                                                $   74,058,091
==========================================================================================

(a) Loaned security, a portion or all of the security is on loan at March 31, 2003.
(b) Security is non-income producing.
(c) The security is purchased with the cash collateral received from securities on loan (Note 5).
(d) Represents troy ounces.
(e) HOLDRs - Holding Company Depositary Receipts
(f) Security is an affiliated company (Note 4).
(g) Securities aquired pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.
(h) Securities are pledged with broker as collateral for written options.
(i) A portion of the security has been designated as collateral for remaining commitments to purchase additional interests in BlueStream Ventures LP.
(j) The Technology and Telecommunications Funds have remaining commitments of $10,575,000 and $10,406,250, respectively, to purchase additional interests in BlueStream Ventures LP, which are subject to the terms of the limited partership agreement.
(k) Defaulted security. The issuer is in default with respect to interest payments and the Fund has stopped accruing interest income.

(l) The following are restricted and illiquid securities at March 31, 2003:

SCHEDULE OF RESTRICTED AND ILLIQUID
  SECURITIES
                                                                           % OF
                                       ACQUISITION      ACQUISITION  NET ASSETS
DESCRIPTION                                DATE(S)            COSTS    AT VALUE
--------------------------------------------------------------------------------
HEALTH SCIENCES FUND
Athersys Inc, Conv Pfd, Class F Shrs       4/17/00    $   5,000,000        0.56%
Ingenex Inc, Conv Pfd, Series B Shrs       9/27/94          600,000        0.00
Optimize Inc, Pfd, Series 5 Shrs          10/10/02          628,450        0.06
Scimagix Inc, Pfd, Series C Shrs           5/24/01        1,350,000        0.14
UltraGuide Inc, Pfd
    Series E Shrs                           6/1/01        1,348,502        0.01
    Series F Shrs                           6/1/01          151,500        0.00
================================================================================
                                                                           0.77%
================================================================================

TECHNOLOGY FUND
BlueStream Ventures LP                     8/3/00-
                                           12/9/02    $  12,268,055        0.32%
Calient Networks, Pfd, Series D Shrs       12/8/00       13,913,578        0.07
Ingenex Inc, Conv Pfd, Series B Shrs       9/27/94          300,000        0.00
Kestrel Solutions, Conv Sub Notes
   5.500%, 7/15/2005                       7/20/00        2,500,000        0.01
================================================================================
                                                                           0.40%
================================================================================

TELECOMMUNICATIONS FUND
BlueStream Ventures LP                     8/3/00-
                                           12/9/02    $  12,072,288        1.84%
Calient Networks, Pfd, Series D Shrs       12/8/00        5,438,366        0.16
Kestrel Solutions, Conv Sub Notes
   5.500%, 7/15/2005                       7/20/00        2,500,000        0.07
================================================================================
                                                                           2.07%
================================================================================

OPTION CONTRACTS


                      NUMBER OF   EXPIRATION    EXERCISE    PREMIUMS
                      CONTRACTS        DATES       PRICE    RECEIVED    VALUE
-------------------------------------------------------------------------------
TECHNOLOGY FUND

OPTIONS WRITTEN
CALLS
Xilinx Inc               (6,539)     4/19/03      $27.50    $928,509  $(114,433)
================================================================================

TELECOMMUNICATIONS FUND

OPTIONS WRITTEN
CALLS
QUALCOMM Inc             (1,511)     7/19/03      $42.50    $297,659  $(230,428)
================================================================================

SUMMARY OF INVESTMENTS BY COUNTRY

                                                 % OF
                               COUNTRY     NET ASSETS
COUNTRY                           CODE       AT VALUE                     VALUE
--------------------------------------------------------------------------------
ENERGY FUND
Bermuda                             BD           7.57%        $      19,053,300
Canada                              CA           5.72                14,378,720
France                              FR           3.45                 8,667,990
Italy                               IT           2.18                 5,475,140
Netherlands                         NL           3.70                 9,302,250
United Kingdom                      UK           4.23                10,650,840
United States                                   78.81               198,224,168
Other Assets Less Liabilities                   (5.66)              (14,240,725)
================================================================================
                                               100.00%        $     251,511,683
================================================================================

GOLD & PRECIOUS METALS FUND
Canada                              CA          55.08%        $      57,661,730
Ghana                               GH           3.58                 3,748,800
Peru                                PE           3.82                 4,000,000
South Africa                        SF          13.78                14,421,439
United States                                   35.05                36,685,995
Other Assets Less Liabilities                  (11.31)              (11,841,514)
================================================================================
                                               100.00%        $     104,676,450
================================================================================

LEISURE FUND
Australia                           AS           1.77%        $      11,597,187
Belgium                             BE           2.50                16,414,016
Brazil                              BR           0.86                 5,644,000
Canada                              CA           0.63                 4,139,251
Denmark                             DA           2.28                14,974,333
France                              FR           0.76                 5,015,875
Hong Kong                           HK           0.15                   946,869
Japan                               JA           0.37                 2,462,613
Mexico                              MX           0.35                 2,305,330
Netherlands                         NL           3.46                22,739,229
Spain                               SP           0.52                 3,416,687
Switzerland                         SZ           0.71                 4,688,831
United Kingdom                      UK           1.95                12,810,098
United States                                   85.56               561,933,611
Other Assets Less Liabilities                   (1.87)              (12,304,201)
================================================================================
                                               100.00%        $     656,783,729
================================================================================

SUMMARY OF INVESTMENTS BY COUNTRY
  (CONTINUED)

                                                 % OF
                               COUNTRY     NET ASSETS
COUNTRY                           CODE       AT VALUE                     VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND
Canada                              CA           3.02%        $       8,408,492
Cayman Islands                      CJ           0.10                   289,980
Finland                             FI           3.17                 8,822,097
France                              FR           3.57                 9,921,032
Germany                             GM           2.19                 6,080,856
Italy                               IT           0.47                 1,314,110
South Korea                         KS           2.93                 8,163,452
Mexico                              MX           1.71                 4,748,526
Portugal                            PO           2.00                 5,557,618
United Kingdom                      UK           6.47                17,988,744
United States                                   81.27               226,036,646
Other Assets Less Liabilities                   (6.90)              (19,188,925)
================================================================================
                                               100.00%        $     278,142,628
================================================================================

See Notes to Financial Statements

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003

                                                                      FINANCIAL
                                                  ENERGY               SERVICES
                                                    FUND                   FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)(b)                          $   244,115,665        $   718,823,685
================================================================================
  At Value(a)(b)                         $   265,752,408        $   751,421,758
Cash                                                   0                  1,593
Receivables:
  Investment Securities Sold                     368,936              1,180,061
  Fund Shares Sold                               771,634                276,376
  Dividends and Interest                         152,418                960,379
Prepaid Expenses and Other Assets                 44,387                 75,452
================================================================================
TOTAL ASSETS                                 267,089,783            753,915,619
================================================================================
LIABILITIES
Payables:
  Custodian                                        9,741                      0
  Distribution to Shareholders                         0                123,047
  Investment Securities Purchased              9,872,390                      0
  Fund Shares Repurchased                      1,471,960              1,410,677
  Securities Loaned                            4,139,034                      0
Accrued Distribution Expenses
  Investor Class                                  46,874                147,069
  Class A                                          2,770                  1,253
  Class B                                          1,144                    764
  Class C                                          7,741                  8,177
  Class K                                            100                    465
Accrued Expenses and Other Payables               26,346                110,324
================================================================================
TOTAL LIABILITIES                             15,578,100              1,801,776
================================================================================
NET ASSETS AT VALUE                      $   251,511,683        $   752,113,843
================================================================================
NET ASSETS
Paid-in Capital(c)                       $   292,005,495        $   781,919,715
Accumulated Undistributed Net Investment
  Loss                                           (28,917)               (27,883)
Accumulated Undistributed Net Realized
  Loss on Investment Securities and
  Foreign Currency Transactions              (62,101,638)           (62,379,689)
Net Appreciation of Investment
  Securities and Foreign Currency
  Transactions                                21,636,743             32,601,700
================================================================================
NET ASSETS AT VALUE, Applicable to
  Shares Outstanding                     $   251,511,683        $   752,113,843
================================================================================
NET ASSETS AT VALUE:
  Investor Class                         $   231,023,351        $   734,439,759
================================================================================
  Class A                                $     9,130,699        $     5,310,648
================================================================================
  Class B                                $     1,501,954        $       989,629
================================================================================
  Class C                                $     9,566,346        $    10,026,026
================================================================================
  Class K                                $       289,333        $     1,347,781
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
  (CONTINUED)
INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003

                                                                      FINANCIAL
                                                  ENERGY               SERVICES
                                                    FUND                   FUND
                                              (CONTINUED)            (CONTINUED)
--------------------------------------------------------------------------------
Shares Outstanding
  Investor Class                              13,745,599             33,736,622
  Class A                                        542,002                244,946
  Class B                                         89,871                 45,528
  Class C                                        581,459                469,023
  Class K                                         18,602                 63,360
================================================================================
NET ASSET VALUE PER SHARE:
  Investor Class, Offering and
    Redemption Price per Share           $         16.81        $         21.77
  Class A
    Redemption Price per Share           $         16.85        $         21.68
    Offering Price per Share (Maximum
      sales charge of 5.50%)             $         17.83        $         22.94
  Class B, Offering and Redemption
    Price per Share                      $         16.71        $         21.74
  Class C, Offering and Redemption
    Price per Share                      $         16.45        $         21.38
  Class K, Offering and Redemption
    Price per Share                      $         15.55        $         21.27
================================================================================

(a) Investment securities at cost and value at March 31, 2003 include repurchase agreements of $360,000 and $533,000 for Energy and Financial Services Funds, respectively.
(b) Investment securities at cost and value at March 31, 2003 include $4,005,265 of securities loaned for Energy Fund (Note 5).
(c) The INVESCO Sector Funds, Inc. have 6.5 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 500 million have been allocated to Energy Fund and 700 million to Financial Services Fund: 100 million to each Class of Energy Fund, 300 million to Financial Services Fund
    - Investor Class and 100 million to each additional Class of Financial Services Fund.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
  (CONTINUED)
INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003

                                                  GOLD &                 HEALTH
                                                PRECIOUS               SCIENCES
                                             METALS FUND                   FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)(b)(c)                       $   101,099,059        $   859,232,047
================================================================================
  At Value(a)(b)(c)                      $   116,517,964        $   990,684,158
Cash                                             245,147                 19,111
Receivables:
  Fund Shares Sold                             3,240,837              3,397,774
  Dividends and Interest                          25,635              1,197,618
Prepaid Expenses and Other Assets                 39,495                 92,854
================================================================================
TOTAL ASSETS                                 120,069,078            995,391,515
================================================================================
LIABILITIES
Payables:
  Investment Securities Purchased              3,848,188                      0
  Fund Shares Repurchased                        157,417              3,914,950
  Securities Loaned                           11,344,418             24,193,400
Depreciation on Forward Foreign
  Currency Contracts                               1,612                      0
Accrued Distribution Expenses
  Investor Class                                  19,287                185,484
  Class A                                            422                    577
  Class B                                          1,738                    467
  Class C                                          2,309                  5,182
  Class K                                             --                    737
Accrued Expenses and Other Payables               17,237                137,552
================================================================================
TOTAL LIABILITIES                             15,392,628             28,438,349
================================================================================
NET ASSETS AT VALUE                      $   104,676,450        $   966,953,166
================================================================================
NET ASSETS
Paid-in Capital(d)                       $   281,090,573        $ 1,200,414,039
Accumulated Undistributed Net Investment
  Loss                                          (140,069)              (158,098)
Accumulated Undistributed Net Realized
  Loss on Investment Securities and
  Foreign Currency Transactions             (191,693,016)          (364,758,358)
Net Appreciation of Investment
  Securities and Foreign Currency
  Transactions                                15,418,962            131,455,583
================================================================================
NET ASSETS AT VALUE, Applicable to
  Shares Outstanding                     $   104,676,450        $   966,953,166
================================================================================
NET ASSETS AT VALUE:
  Investor Class                         $    98,387,540        $   954,764,627
================================================================================
  Class A                                $     1,514,115        $     3,731,315
================================================================================
  Class B                                $     2,315,329        $       620,876
================================================================================
  Class C                                $     2,459,466        $     5,846,096
================================================================================
  Class K                                             --        $     1,990,252
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
  (CONTINUED)
INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003

                                                  GOLD &                 HEALTH
                                                PRECIOUS               SCIENCES
                                             METALS FUND                   FUND
                                              (CONTINUED)            (CONTINUED)
--------------------------------------------------------------------------------
Shares Outstanding
  Investor Class                              41,060,996             24,782,519
  Class A                                        633,436                 96,766
  Class B                                        968,914                 16,194
  Class C                                        976,679                156,852
  Class K                                             --                 52,636
================================================================================
NET ASSET VALUE PER SHARE:
  Investor Class, Offering and
    Redemption Price per Share           $          2.40        $         38.53
  Class A
    Redemption Price per Share           $          2.39        $         38.56
    Offering Price per Share (Maximum
      sales charge of 5.50%)             $          2.53        $         40.80
  Class B, Offering and Redemption
    Price per Share                      $          2.39        $         38.34
  Class C, Offering and Redemption
    Price per Share                      $          2.52        $         37.27
  Class K, Offering and Redemption
    Price per Share                                   --        $         37.81
================================================================================

(a) Investment securities at cost and value at March 31, 2003 include repurchase agreements of $8,531,000 and $4,424,000 for Gold & Precious Metals and Health Sciences Funds, respectively.
(b) Investment securities at March 31, 2003 includes gold bullion cost of $4,266,114 and value of $5,051,577 for Gold & Precious Metals Fund.
(c) Investment securities at cost and value at March 31, 2003 include $10,736,161 and $23,272,794 of securities loaned for Gold & Precious Metals and Health Sciences Funds, respectively (Note 5).
(d) The INVESCO Sector Funds, Inc. have 6.5 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 800 million have been allocated to Gold & Precious Metals Fund and 500 million to Health Sciences
    Fund: 200 million to each Class of Gold & Precious Metals Fund and 100 million to each Class of Health Sciences Fund.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
  (CONTINUED)
INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003

                                                                    REAL ESTATE
                                                 LEISURE            OPPORTUNITY
                                                    FUND                   FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)(b)                          $   614,043,731        $    23,345,776
================================================================================
  At Value(a)(b)                         $   669,087,930        $    24,042,858
Cash                                               1,239                  1,861
Foreign Currency (Cost $6,207 and $0,
  respectively)                                    6,335                      0
Receivables:
  Investment Securities Sold                   2,468,771                106,648
  Fund Shares Sold                               707,448                 63,369
  Dividends and Interest                         508,967                127,465
  Foreign Tax Reclaims                            55,957                      0
Prepaid Expenses and Other Assets                 62,468                 21,265
================================================================================
TOTAL ASSETS                                 672,899,115             24,363,466
================================================================================
LIABILITIES
Payables:
  Distributions to Shareholders                        0                  6,503
  Investment Securities Purchased                672,936                      0
  Fund Shares Repurchased                      1,530,885                653,847
  Securities Loaned                           13,706,737                      0
Accrued Distribution Expenses
  Investor Class                                 105,106                  4,158
  Class A                                          7,193                    661
  Class B                                          6,290                    101
  Class C                                         14,074                    556
  Class K                                         23,460                     --
Accrued Expenses and Other Payables               48,705                  4,529
================================================================================
TOTAL LIABILITIES                             16,115,386                670,355
================================================================================
NET ASSETS AT VALUE                      $   656,783,729        $    23,693,111
================================================================================
NET ASSETS
Paid-in Capital(c)                       $   677,098,635        $    31,772,926
Accumulated Undistributed Net
  Investment Income (Loss)                       (48,343)                 9,823
Accumulated Undistributed Net Realized
  Loss on Investment Securities and
  Foreign Currency Transactions              (75,317,281)            (8,786,720)
Net Appreciation of Investment
  Securities and Foreign Currency
  Transactions                                55,050,718                697,082
================================================================================
NET ASSETS AT VALUE, Applicable to
  Shares Outstanding                     $   656,783,729        $    23,693,111
================================================================================
NET ASSETS AT VALUE:
  Investor Class                         $   536,108,142        $    20,313,257
================================================================================
  Class A                                $    27,174,768        $     2,408,721
================================================================================
  Class B                                $     8,268,127        $       133,437
================================================================================
  Class C                                $    17,767,841        $       837,696
================================================================================
  Class K                                $    67,464,851                     --
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
  (CONTINUED)
INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003

                                                                    REAL ESTATE
                                                 LEISURE            OPPORTUNITY
                                                    FUND                   FUND
--------------------------------------------------------------------------------
Shares Outstanding
  Investor Class                              17,391,376              2,697,435
  Class A                                        880,146                323,961
  Class B                                        269,777                 17,990
  Class C                                        592,268                108,422
  Class K                                      2,194,824                     --
================================================================================
NET ASSET VALUE PER SHARE:
  Investor Class, Offering and
    Redemption Price per Share           $         30.83        $          7.53
  Class A
    Redemption Price per Share           $         30.88        $          7.44
    Offering Price per Share (Maximum
      sales charge of 5.50%)             $         32.68        $          7.87
  Class B, Offering and Redemption
    Price per Share                      $         30.65        $          7.42
  Class C, Offering and Redemption
    Price per Share                      $         30.00        $          7.73
  Class K, Offering and Redemption
    Price per Share                      $         30.74                     --
================================================================================

(a) Investment securities at cost and value at March 31, 2003 include repurchase agreements of $5,814,000 and $1,485,000 for Leisure and Real Estate Opportunity Funds, respectively.
(b) Investment securities at cost and value at March 31, 2003 include $13,094,173 of securities loaned for Leisure Fund (Note 5).
(c) The INVESCO Sector Funds, Inc. have 6.5 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 500 million have been allocated to Leisure Fund and 400 million to Real Estate Opportunity Fund:
    100 million to each Class.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
  (CONTINUED)
INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003

                                              TECHNOLOGY     TELECOMMUNICATIONS
                                                    FUND                   FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)(b)                          $ 1,873,905,377        $   318,052,624
================================================================================
  At Value(a)(b)                         $ 1,596,575,695        $   297,331,553
Cash                                               6,204                  6,580
Receivables:
  Investment Securities Sold                  54,863,674              1,457,710
  Fund Shares Sold                             5,018,934                137,164
  Dividends and Interest                         525,375                397,037
Prepaid Expenses and Other Assets                160,176                104,556
================================================================================
TOTAL ASSETS                               1,657,150,058            299,434,600
================================================================================
LIABILITIES
Options Written at Value (Premiums
  Received $928,509 and $297,659,
  respectively)                                  114,433                230,428
Payables:
  Investment Securities Purchased             20,722,456              1,953,643
  Fund Shares Repurchased                      8,425,828                562,373
  Securities Loaned                           33,984,450             18,406,718
Accrued Distribution Expenses
  Investor Class                                 174,578                 55,275
  Class A                                          1,194                    110
  Class B                                            423                     12
  Class C                                          4,925                  2,258
  Class K                                          8,100                    248
Accrued Expenses and Other Payables              237,733                 80,907
================================================================================
TOTAL LIABILITIES                             63,674,120             21,291,972
================================================================================
NET ASSETS AT VALUE                      $ 1,593,475,938        $   278,142,628
================================================================================
NET ASSETS
Paid-in Capital(c)                       $ 6,042,626,245        $ 1,955,452,313
Accumulated Undistributed Net
  Investment Loss                               (232,309)               (66,378)
Accumulated Undistributed Net Realized
  Loss on Investment Securities,
  Foreign Currency Transactions and
  Option Contracts                        (4,172,402,393)        (1,656,590,047)
Net Depreciation of Investment
  Securities, Foreign Currency
  Transactions and Option Contracts         (276,515,605)           (20,653,260)
================================================================================
NET ASSETS AT VALUE, Applicable to
  Shares Outstanding                     $ 1,593,475,938        $   278,142,628
================================================================================
NET ASSETS AT VALUE:
  Institutional Class                    $   707,040,240                     --
================================================================================
  Investor Class                         $   853,529,554        $   274,946,793
================================================================================
  Class A                                $     4,459,686        $       325,550
================================================================================
  Class B                                $       531,767        $        15,865
================================================================================
  Class C                                $     5,758,958        $     2,188,211
================================================================================
  Class K                                $    22,155,733        $       666,209
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
  (CONTINUED)
INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003

                                              TECHNOLOGY     TELECOMMUNICATIONS
                                                    FUND                   FUND
                                              (CONTINUED)            (CONTINUED)
--------------------------------------------------------------------------------
Shares Outstanding
  Institutional Class                         40,770,656                     --
  Investor Class                              50,510,923             34,558,571
  Class A                                        262,641                 41,098
  Class B                                         31,586                  2,011
  Class C                                        351,409                283,394
  Class K                                      1,320,710                 84,345
================================================================================
NET ASSET VALUE PER SHARE:
  Institutional Class, Offering and
    Redemption Price per Share           $         17.34                     --
  Investor Class, Offering and
    Redemption Price per Share           $         16.90        $          7.96
  Class A
    Redemption Price per Share           $         16.98        $          7.92
    Offering Price per Share (Maximum
      sales charge of 5.50%)             $         17.97        $          8.38
  Class B, Offering and Redemption
    Price per Share                      $         16.84        $          7.89
  Class C, Offering and Redemption
    Price per Share                      $         16.39        $          7.72
  Class K, Offering and Redemption
    Price per Share                      $         16.78        $          7.90
================================================================================

(a) Investment securities at cost and value at March 31, 2003 include repurchase agreements of $1,910,000 and $571,000 for the Technology and Telecommunications Funds, respectively.
(b) Investment securities at cost and value at March 31, 2003 include $31,829,843 and $17,205,652 of securities loaned for Technology and Telecommunications Funds, respectively (Note 5).
(c) The INVESCO Sector Funds, Inc. have 6.5 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 1 billion have been allocated to Technology Fund and 1.1 billion to Telecommunications Fund: 300 million to Technology Fund - Institutional Class and Investor Class, 100 million to each additional Class of Technology Fund, 300 million to Telecommunications Fund - Investor Class and 200 million to each additional Class of Telecommunications Fund.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
  (CONTINUED)
INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003

                                                                      UTILITIES
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost                                                       $    73,529,285
================================================================================
  At Value                                                      $    71,699,641
Receivables:
  Investment Securities Sold                                            151,526
  Fund Shares Sold                                                       22,796
  Dividends and Interest                                                113,246
Loans to Affiliated Fund (Note 6)                                     2,200,000
Prepaid Expenses and Other Assets                                        38,582
================================================================================
TOTAL ASSETS                                                         74,225,791
================================================================================
LIABILITIES
Payables:
  Custodian                                                               8,843
  Distributions to Shareholders                                          23,888
  Fund Shares Repurchased                                               103,481
Accrued Distribution Expenses
  Investor Class                                                         14,474
  Class A                                                                   121
  Class B                                                                   157
  Class C                                                                   546
Accrued Expenses and Other Payables                                      16,190
================================================================================
TOTAL LIABILITIES                                                       167,700
================================================================================
NET ASSETS AT VALUE                                             $    74,058,091
================================================================================
NET ASSETS
Paid-in Capital(a)                                              $   116,412,319
Accumulated Undistributed Net Investment Loss                           (43,913)
Accumulated Undistributed Net Realized Loss on
  Investment Securities                                             (40,480,671)
Net Depreciation of Investment Securities                            (1,829,644)
================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding           $    74,058,091
================================================================================
NET ASSETS AT VALUE:
  Investor Class                                                $    72,749,091
================================================================================
  Class A                                                       $       449,557
================================================================================
  Class B                                                       $       192,632
================================================================================
  Class C                                                       $       666,811
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
  (CONTINUED)
INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003

                                                                      UTILITIES
                                                                           FUND
                                                                     (CONTINUED)
--------------------------------------------------------------------------------
Shares Outstanding
  Investor Class                                                      8,881,314
  Class A                                                                55,310
  Class B                                                                23,629
  Class C                                                                81,169
================================================================================
NET ASSET VALUE PER SHARE:
  Investor Class, Offering and Redemption Price per Share       $          8.19
  Class A
   Redemption Price per Share                                   $          8.13
   Offering Price per Share (Maximum sales charge of 5.50%)     $          8.60
  Class B, Offering and Redemption Price per Share              $          8.15
  Class C, Offering and Redemption Price per Share              $          8.22
================================================================================

(a) The INVESCO Sector Funds, Inc. have 6.5 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 400 million have been allocated to Utilities Fund: 100 million to each Class.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO SECTOR FUNDS, INC.
YEAR ENDED MARCH 31, 2003

                                                                      FINANCIAL
                                                  ENERGY               SERVICES
                                                    FUND                   FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                               $      3,070,714        $    15,953,262
Dividends from Affiliated Investment
  Companies                                        1,432                 13,560
Interest                                         179,899                683,454
Securities Loaned Income                          22,711                      0
  Foreign Taxes Withheld                         (64,984)               (14,787)
================================================================================
  TOTAL INCOME                                 3,209,772             16,635,489
================================================================================
EXPENSES
Investment Advisory Fees                       2,180,691              6,240,794
Distribution Expenses                            816,474              2,466,453
Transfer Agent Fees                            1,421,179              3,286,277
Administrative Services Fees                     141,109                434,701
Custodian Fees and Expenses                       63,123                154,671
Directors' Fees and Expenses                      28,463                 75,053
Interest Expenses                                  2,770                  6,158
Professional Fees and Expenses                    40,362                 70,249
Registration Fees and Expenses
  Investor Class                                  56,121                 68,158
  Class A                                             33                     14
  Class B                                              8                      6
  Class C                                            716                    700
  Class K                                          1,471                  1,471
Reports to Shareholders                          231,087                505,772
Other Expenses                                    17,972                 51,659
================================================================================
  TOTAL EXPENSES                               5,001,579             13,362,136
  Fees and Expenses Absorbed/Reimbursed
    by Investment Adviser                        (25,187)                (9,970)
  Fees and Expenses Paid Indirectly              (39,730)              (120,799)
================================================================================
    NET EXPENSES                               4,936,662             13,231,367
================================================================================
NET INVESTMENT INCOME (LOSS)                  (1,726,890)             3,404,122
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                      (15,930,670)           (63,593,616)
  Foreign Currency Transactions                    4,369              2,771,359
================================================================================
    Total Net Realized Loss                  (15,926,301)           (60,822,257)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                      (32,597,193)          (200,871,286)
  Foreign Currency Transactions                        0                578,729
================================================================================
    Total Change in Net Appreciation/
      Depreciation                           (32,597,193)          (200,292,557)
================================================================================
NET LOSS ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS          (48,523,494)          (261,114,814)
================================================================================
NET DECREASE IN NET ASSETS FROM
  OPERATIONS                             $   (50,250,384)       $  (257,710,692)
================================================================================

See Notes to Financial Statements

INVESCO SECTOR FUNDS, INC.
YEAR ENDED MARCH 31, 2003

                                                  GOLD &                 HEALTH
                                                PRECIOUS               SCIENCES
                                             METALS FUND                   FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                               $      1,130,458        $     7,642,641
Dividends from Affiliated Investment
  Companies                                          193                      0
Interest                                          65,789              1,057,768
Securities Loaned Income                          81,867                 23,360
  Foreign Taxes Withheld                         (51,397)              (211,719)
================================================================================
  TOTAL INCOME                                 1,226,910              8,512,050
================================================================================
EXPENSES
Investment Advisory Fees                         872,426              7,301,319
Distribution Expenses                            317,235              2,912,258
Transfer Agent Fees                              663,698              4,499,468
Administrative Services Fees                      62,346                521,471
Custodian Fees and Expenses                       74,783                193,304
Directors' Fees and Expenses                      15,272                 93,700
Interest Expenses                                  3,928                 55,920
Professional Fees and Expenses                    30,114                 88,461
Registration Fees and Expenses
  Investor Class                                  28,521                 81,710
  Class A                                             26                     57
  Class B                                             16                      9
  Class C                                            709                    757
  Class K                                             --                  1,490
Reports to Shareholders                          127,695                744,825
Other Expenses                                    12,739                 54,025
================================================================================
  TOTAL EXPENSES                               2,209,508             16,548,774
  Fees and Expenses Absorbed/Reimbursed
    by Investment Adviser                           (431)               (46,227)
  Fees and Expenses Paid Indirectly              (35,642)              (149,727)
================================================================================
    NET EXPENSES                               2,173,435             16,352,820
================================================================================
NET INVESTMENT LOSS                             (946,525)            (7,840,770)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                       13,253,503           (174,505,515)
  Foreign Currency Transactions                 (378,438)             2,888,105
================================================================================
    Total Net Realized Gain (Loss)            12,875,065           (171,617,410)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                      (13,851,974)           (86,875,175)
  Foreign Currency Transactions                3,527,175               (302,242)
================================================================================
    Total Change in Net Appreciation/
      Depreciation                           (10,324,799)           (87,177,417)
================================================================================
NET GAIN (LOSS) ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS            2,550,266           (258,794,827)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                        $     1,603,741        $  (266,635,597)
================================================================================

See Notes to Financial Statements

INVESCO SECTOR FUNDS, INC.
YEAR ENDED MARCH 31, 2003

                                                                    REAL ESTATE
                                                 LEISURE            OPPORTUNITY
                                                    FUND                   FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                $     5,639,202        $     1,403,338
Dividends from Affiliated Investment
  Companies                                       13,503                      0
Interest                                         377,555                 22,419
Securities Loaned Income                         126,700                      0
  Foreign Taxes Withheld                        (242,648)                     0
================================================================================
  TOTAL INCOME                                 5,914,312              1,425,757
================================================================================
EXPENSES
Investment Advisory Fees                       5,033,513                192,643
Distribution Expenses                          2,130,359                 72,018
Transfer Agent Fees                            3,196,058                214,102
Administrative Services Fees                     337,249                 21,559
Custodian Fees and Expenses                      219,159                  9,627
Directors' Fees and Expenses                      53,937                  9,823
Interest Expenses                                     60                    122
Professional Fees and Expenses                    59,213                 29,278
Registration Fees and Expenses
  Investor Class                                  61,914                 14,355
  Class A                                             31                     40
  Class B                                             13                     12
  Class C                                            694                    710
  Class K                                          1,175                    --
Reports to Shareholders                          384,113                 58,243
Other Expenses                                    39,395                  4,429
================================================================================
  TOTAL EXPENSES                              11,516,883                626,961
  Fees and Expenses Absorbed/Reimbursed
    by Investment Adviser                       (213,960)              (207,889)
  Fees and Expenses Paid Indirectly                 (808)                  (730)
================================================================================
    NET EXPENSES                              11,302,115                418,342
================================================================================
NET INVESTMENT INCOME (LOSS)                  (5,387,803)             1,007,415
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                      (64,777,824)                33,309
  Foreign Currency Transactions                  947,408                      0
================================================================================
    Total Net Realized Gain (Loss)           (63,830,416)                33,309
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                     (139,569,928)            (2,096,036)
  Foreign Currency Transactions               20,986,955                      0
================================================================================
    Total Change in Net Appreciation/
      Depreciation                          (118,582,973)            (2,096,036)
================================================================================
NET LOSS ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS         (182,413,389)            (2,062,727)
================================================================================
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                        $  (187,801,192)       $    (1,055,312)
================================================================================

See Notes to Financial Statements

INVESCO SECTOR FUNDS, INC.
YEAR ENDED MARCH 31, 2003

                                              TECHNOLOGY     TELECOMMUNICATIONS
                                                    FUND                   FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                $     3,714,705        $     3,913,369
Dividends from Affiliated Investment
  Companies                                            0                 40,672
Interest                                       2,433,548                714,980
Securities Loaned Income                         188,766                205,579
  Foreign Taxes Withheld                        (212,626)              (241,485)
================================================================================
  TOTAL INCOME                                 6,124,393              4,633,115
================================================================================
EXPENSES
Investment Advisory Fees                      11,673,473              2,309,149
Distribution Expenses                          2,900,084                915,538
Transfer Agent Fees                           10,338,284              5,386,698
Administrative Services Fees                     892,715                170,044
Custodian Fees and Expenses                      294,267                123,339
Directors' Fees and Expenses                     133,696                 31,221
Interest Expenses                                  8,418                  2,969
Professional Fees and Expenses                   134,083                 55,220
Registration Fees and Expenses
  Institutional                                   22,779                     --
  Investor Class                                 185,595                114,342
  Class A                                              7                     15
  Class B                                              4                      5
  Class C                                            677                    716
  Class K                                          1,452                  1,472
Reports to Shareholders                        1,017,230                779,158
Other Expenses                                    92,971                 26,364
================================================================================
  TOTAL EXPENSES                              27,695,735              9,916,250
  Fees and Expenses Absorbed/Reimbursed
    by Investment Adviser                       (233,001)            (3,453,759)
  Fees and Expenses Paid Indirectly               (2,015)               (74,314)
================================================================================
    NET EXPENSES                              27,460,719              6,388,177
================================================================================
NET INVESTMENT LOSS                          (21,336,326)            (1,755,062)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                   (1,341,077,063)          (397,915,271)
  Foreign Currency Transactions                   (1,037)              (120,611)
  Option Contracts                            20,689,078                314,778
================================================================================
    Total Net Realized Loss               (1,320,389,022)          (397,721,104)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                      (32,763,181)           204,480,051
  Foreign Currency Transactions                        0              5,240,216
  Option Contracts                            (4,996,760)              (114,268)
================================================================================
    Total Change in Net Appreciation/
      Depreciation                           (37,759,941)           209,605,999
================================================================================
NET LOSS ON INVESTMENT SECURITIES,
  FOREIGN CURRENCY TRANSACTIONS AND
  OPTION CONTRACTS                        (1,358,148,963)          (188,115,105)
================================================================================
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                        $(1,379,485,289)       $  (189,870,167)
================================================================================

See Notes to Financial Statements

INVESCO SECTOR FUNDS, INC.
YEAR ENDED MARCH 31, 2003

                                                                      UTILITIES
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                       $     3,192,572
Interest                                                                295,851
Securities Loaned Income                                                  1,380
  Foreign Taxes Withheld                                                 (4,252)
================================================================================
  TOTAL INCOME                                                        3,485,551
================================================================================
EXPENSES
Investment Advisory Fees                                                666,839
Distribution Expenses                                                   230,974
Transfer Agent Fees                                                     560,954
Administrative Services Fees                                             50,010
Custodian Fees and Expenses                                              16,960
Directors' Fees and Expenses                                             14,978
Interest Expenses                                                           266
Professional Fees and Expenses                                           28,014
Registration Fees and Expenses
  Investor Class                                                         21,891
  Class A                                                                    12
  Class B                                                                     9
  Class C                                                                   703
Reports to Shareholders                                                 104,971
Other Expenses                                                            7,734
================================================================================
  TOTAL EXPENSES                                                      1,704,315
  Fees and Expenses Absorbed/Reimbursed by Investment Adviser          (543,805)
  Fees and Expenses Paid Indirectly                                        (316)
================================================================================
    NET EXPENSES                                                      1,160,194
================================================================================
NET INVESTMENT INCOME                                                 2,325,357
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                          (13,056,963)
Change in Net Appreciation/Depreciation of Investment
  Securities                                                        (13,674,867)
================================================================================
NET LOSS ON INVESTMENT SECURITIES                                   (26,731,830)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                      $   (24,406,473)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
ENERGY FUND

                                                        YEAR ENDED MARCH 31
--------------------------------------------------------------------------------
                                                    2003                   2002

OPERATIONS
Net Investment Loss                      $    (1,726,890)       $    (1,466,773)
Net Realized Loss                            (15,926,301)           (44,619,544)
Change in Net Appreciation/Depreciation      (32,597,193)             5,832,460
================================================================================
NET DECREASE IN NET
  ASSETS FROM OPERATIONS                     (50,250,384)           (40,253,857)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                             218,874,059            644,971,752
  Class A                                     19,736,581                     --
  Class B                                      1,571,590                     --
  Class C                                     16,754,905             20,669,161
  Class K                                        343,185                 35,899
================================================================================
                                             257,280,320            665,676,812
Amounts Paid for Repurchases of Shares
  Investor Class                            (298,479,641)          (692,833,382)
  Class A                                     (9,898,155)                    --
  Class B                                        (50,708)                    --
  Class C                                    (17,803,340)           (16,337,642)
  Class K                                        (85,824)                (2,743)
================================================================================
                                            (326,317,668)          (709,173,767)
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS               (69,037,348)           (43,496,955)
================================================================================
TOTAL DECREASE IN NET ASSETS                (119,287,732)           (83,750,812)
NET ASSETS
Beginning of Period                          370,799,415            454,550,227
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss of
  ($28,917) and ($23,683), respectively) $   251,511,683        $   370,799,415
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
  (CONTINUED)
FINANCIAL SERVICES FUND

                                                        YEAR ENDED MARCH 31
--------------------------------------------------------------------------------
                                                    2003                   2002

OPERATIONS
Net Investment Income                    $     3,404,122        $     3,116,228
Net Realized Gain (Loss)                     (60,822,257)            17,633,179
Change in Net Appreciation/Depreciation     (200,292,557)            15,800,834
================================================================================
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                    (257,710,692)            36,550,241
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Investor Class                                (4,532,916)           (74,131,190)
Class A                                          (54,866)                    --
Class B                                           (6,424)                    --
Class C                                          (18,276)              (769,067)
Class K                                           (9,840)               (74,131)
================================================================================
TOTAL DISTRIBUTIONS                           (4,622,322)           (74,974,388)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                           2,282,256,437          1,480,559,448
  Class A                                      8,745,135                     --
  Class B                                      1,184,600                     --
  Class C                                     19,297,579             27,338,396
  Class K                                        964,477              1,778,835
Reinvestment of Distributions
  Investor Class                               4,373,500             70,771,361
  Class A                                         46,662                     --
  Class B                                          5,986                     --
  Class C                                         15,533                715,041
  Class K                                          9,812                 74,046
================================================================================
                                           2,316,899,721          1,581,237,127
Amounts Paid for Repurchases of Shares
  Investor Class                          (2,529,161,658)        (1,647,802,644)
  Class A                                     (2,632,329)                    --
  Class B                                        (49,759)                    --
  Class C                                    (22,397,274)           (22,844,846)
  Class K                                       (355,893)              (825,978)
================================================================================
                                          (2,554,596,913)        (1,671,473,468)
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS              (237,697,192)           (90,236,341)
================================================================================
TOTAL DECREASE IN NET ASSETS                (500,030,206)          (128,660,488)
NET ASSETS
Beginning of Period                        1,252,144,049          1,380,804,537
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss
  of ($27,883) and ($108,164),
  respectively)                          $   752,113,843        $ 1,252,144,049
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
  (CONTINUED)
GOLD & PRECIOUS METALS FUND

                                                        YEAR ENDED MARCH 31
--------------------------------------------------------------------------------
                                                    2003                   2002

OPERATIONS
Net Investment Loss                      $      (946,525)       $      (618,754)
Net Realized Gain (Loss)                      12,875,065               (561,100)
Change in Net Appreciation/Depreciation      (10,324,799)            38,665,964
================================================================================
NET INCREASE IN NET
  ASSETS FROM OPERATIONS                       1,603,741             37,486,110
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                             288,729,638            250,552,619
  Class A                                      8,742,700                     --
  Class B                                      2,670,343                     --
  Class C                                     20,351,688              3,043,172
================================================================================
                                             320,494,369            253,595,791
Amounts Paid for Repurchases of Shares
  Investor Class                            (297,679,646)          (247,531,594)
  Class A                                     (6,894,638)                    --
  Class B                                       (228,708)                    --
  Class C                                    (17,964,744)            (2,690,754)
================================================================================
                                            (322,767,736)          (250,222,348)
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                (2,273,367)             3,373,443
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS         (669,626)            40,859,553
NET ASSETS
Beginning of Period                          105,346,076             64,486,523
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss
  of ($140,069) and ($789,954),
  respectively)                          $   104,676,450        $   105,346,076
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
  (CONTINUED)
HEALTH SCIENCES FUND

                                                        YEAR ENDED MARCH 31
--------------------------------------------------------------------------------
                                                    2003                   2002

OPERATIONS
Net Investment Loss                      $    (7,840,770)       $   (12,583,295)
Net Realized Loss                           (171,617,410)          (148,326,289)
Change in Net Appreciation/Depreciation      (87,177,417)           226,759,441
================================================================================
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                    (266,635,597)            65,849,857
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Investor Class                                         0               (583,793)
Class C                                                0                 (8,161)
Class K                                                0                 (1,034)
================================================================================
TOTAL DISTRIBUTIONS                                    0               (592,988)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                           3,275,394,183          2,819,831,341
  Class A                                     11,568,902                     --
  Class B                                        709,368                     --
  Class C                                     86,806,161            444,052,177
  Class K                                      1,290,276              3,560,641
Reinvestment of Distributions
  Investor Class                                       0                569,872
  Class C                                              0                  7,780
  Class K                                              0                  1,034
================================================================================
                                           3,375,768,890          3,268,022,845
Amounts Paid for Repurchases of Shares
  Investor Class                          (3,532,369,079)        (2,989,733,603)
  Class A                                     (7,580,049)                    --
  Class B                                        (38,094)                    --
  Class C                                    (94,578,217)          (440,088,546)
  Class K                                     (1,224,074)              (994,361)
================================================================================
                                          (3,635,789,513)        (3,430,816,510)
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS              (260,020,623)          (162,793,665)
================================================================================
TOTAL DECREASE IN NET ASSETS                (526,656,220)           (97,536,796)
NET ASSETS
Beginning of Period                        1,493,609,386          1,591,146,182
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss
  of ($158,098) and ($124,891),
  respectively)                          $   966,953,166        $ 1,493,609,386
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
  (CONTINUED)
LEISURE FUND

                                                        YEAR ENDED MARCH 31
--------------------------------------------------------------------------------
                                                    2003                   2002
                                                                        (Note 1)
OPERATIONS
Net Investment Loss                      $    (5,387,803)       $    (4,636,576)
Net Realized Loss                            (63,830,416)           (11,436,792)
Change in Net Appreciation/Depreciation     (118,582,973)            43,733,217
================================================================================
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                    (187,801,192)            27,659,849
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Investor Class                                         0             (6,606,439)
Class C                                                0                (83,069)
================================================================================
TOTAL DISTRIBUTIONS                                    0             (6,689,508)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                             207,349,184            729,179,032
  Class A                                     37,428,048                     --
  Class B                                      9,606,745                     --
  Class C                                     42,717,603             54,801,929
  Class K                                     37,654,639             59,960,773
Reinvestment of Distributions
  Investor Class                                       0              6,410,599
  Class C                                              0                 79,560
================================================================================
                                             334,756,219            850,431,893
Amounts Paid for Repurchases of Shares
  Investor Class                            (306,714,154)          (561,176,279)
  Class A                                     (7,012,073)                    --
  Class B                                       (467,634)                    --
  Class C                                    (36,749,162)           (43,833,698)
  Class K                                    (17,226,143)            (1,210,408)
================================================================================
                                            (368,169,166)          (606,220,385)
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS               (33,412,947)           244,211,508
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS     (221,214,139)           265,181,849
NET ASSETS
Beginning of Period                          877,997,868            612,816,019
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss
  of ($48,343) and ($445,820),
  respectively)                          $   656,783,729        $   877,997,868
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
  (CONTINUED)
REAL ESTATE OPPORTUNITY FUND

                                                        YEAR ENDED MARCH 31
--------------------------------------------------------------------------------
                                                    2003                   2002

OPERATIONS
Net Investment Income                    $     1,007,415        $       959,897
Net Realized Gain (Loss)                          33,309             (1,776,058)
Change in Net Appreciation/Depreciation       (2,096,036)             3,077,128
================================================================================
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                      (1,055,312)             2,260,967
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Investor Class                                  (869,479)              (883,840)
Class A                                          (66,360)                    --
Class B                                           (4,005)                    --
Class C                                          (17,981)               (19,583)
================================================================================
TOTAL DISTRIBUTIONS                             (957,825)              (903,423)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                              40,930,071             65,554,193
  Class A                                      4,016,740                     --
  Class B                                        164,213                     --
  Class C                                      3,324,794              6,576,932
Reinvestment of Distributions
  Investor Class                                 812,836                847,345
  Class A                                         61,410                     --
  Class B                                          3,335                     --
  Class C                                         15,925                 17,365
================================================================================
                                              49,329,324             72,995,835
Amounts Paid for Repurchases of Shares
  Investor Class                             (39,958,634)           (75,885,547)
  Class A                                     (1,612,336)                    --
  Class B                                        (28,724)                    --
  Class C                                     (2,852,451)            (7,520,965)
================================================================================
                                             (44,452,145)           (83,406,512)
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                 4,877,179            (10,410,677)
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS        2,864,042             (9,053,133)
NET ASSETS
Beginning of Period                           20,829,069             29,882,202
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Income
  of $9,823 and $4,923, respectively)    $    23,693,111        $    20,829,069
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
  (CONTINUED)
TECHNOLOGY FUND

                                                        YEAR ENDED MARCH 31
--------------------------------------------------------------------------------
                                                    2003                   2002

OPERATIONS
Net Investment Loss                      $   (21,336,326)       $   (29,818,014)
Net Realized Loss                         (1,320,389,022)        (1,701,319,209)
Change in Net Appreciation/Depreciation      (37,759,941)         1,093,675,772
================================================================================
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                         (1,379,485,289)          (637,461,451)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Institutional Class                        400,830,100          1,144,541,447
  Investor Class                           4,495,198,217          4,626,109,679
  Class A                                     39,607,123                     --
  Class B                                        784,386                     --
  Class C                                     16,773,376             98,155,680
  Class K                                     18,036,725             31,102,806
================================================================================
                                           4,971,229,927          5,899,909,612
Amounts Paid for Repurchases of Shares
  Institutional Class                       (460,489,454)          (884,671,106)
  Investor Class                          (4,742,030,065)        (4,604,480,513)
  Class A                                    (34,425,710)                    --
  Class B                                       (225,672)                    --
  Class C                                    (23,667,790)           (91,350,472)
  Class K                                     (9,475,180)            (4,487,304)
================================================================================
                                          (5,270,313,871)        (5,584,989,395)
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS              (299,083,944)           314,920,217
================================================================================
TOTAL DECREASE IN NET ASSETS              (1,678,569,233)          (322,541,234)
NET ASSETS
Beginning of Period                        3,272,045,171          3,594,586,405
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss
  of ($232,309) and ($771,569),
  respectively)                          $ 1,593,475,938        $ 3,272,045,171
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
  (CONTINUED)
TELECOMMUNICATIONS FUND

                                                        YEAR ENDED MARCH 31
--------------------------------------------------------------------------------
                                                    2003                   2002

OPERATIONS
Net Investment Loss                      $    (1,755,062)       $    (6,130,769)
Net Realized Loss                           (397,721,104)          (861,726,352)
Change in Net Appreciation/Depreciation      209,605,999            246,742,633
================================================================================
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                           (189,870,167)          (621,114,488)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                             921,394,710          2,027,191,892
  Class A                                      9,330,840                     --
  Class B                                         24,155                     --
  Class C                                     47,707,611            327,970,659
  Class K                                        632,772              1,234,228
================================================================================
                                             979,090,088          2,356,396,779
Amounts Paid for Repurchases of Shares
  Investor Class                          (1,033,252,143)        (2,325,417,357)
  Class A                                     (8,626,147)                    --
  Class B                                         (3,783)                    --
  Class C                                    (53,919,269)          (323,176,133)
  Class K                                       (500,459)              (104,957)
================================================================================
                                          (1,096,301,801)        (2,648,698,447)
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS              (117,211,713)          (292,301,668)
================================================================================
TOTAL DECREASE IN NET ASSETS                (307,081,880)          (913,416,156)
NET ASSETS
Beginning of Period                          585,224,508          1,498,640,664
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss
  of ($66,378) and ($65,928),
  respectively)                          $   278,142,628        $   585,224,508
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
  (CONTINUED)
UTILITIES FUND

                                                        YEAR ENDED MARCH 31
--------------------------------------------------------------------------------
                                                    2003                   2002

OPERATIONS
Net Investment Income                    $     2,325,357        $     1,845,871
Net Realized Loss                            (13,056,963)           (22,801,292)
Change in Net Appreciation/Depreciation      (13,674,867)           (53,674,952)
================================================================================
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                            (24,406,473)           (74,630,373)
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
  Investor Class                              (2,288,373)            (1,869,306)
  Class A                                        (16,410)                    --
  Class B                                         (4,725)                    --
  Class C                                         (9,547)                  (728)
================================================================================
TOTAL DISTRIBUTIONS                           (2,319,055)            (1,870,034)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                             110,818,499            138,696,599
  Class A                                      2,519,233                     --
  Class B                                        263,926                     --
  Class C                                     11,010,192              8,575,353
Reinvestment of Distributions
  Investor Class                               2,165,716              1,774,320
  Class A                                         12,275                     --
  Class B                                          1,446                     --
  Class C                                          9,205                    718
================================================================================
                                             126,800,492            149,046,990
Amounts Paid for Repurchases of Shares
  Investor Class                            (138,522,409)          (173,267,204)
  Class A                                     (1,960,442)                    --
  Class B                                        (34,745)                    --
  Class C                                    (11,876,032)            (9,358,343)
================================================================================
                                            (152,393,628)          (182,625,547)
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS               (25,593,136)           (33,578,557)
================================================================================
TOTAL DECREASE IN NET ASSETS                 (52,318,664)          (110,078,964)
NET ASSETS
Beginning of Period                          126,376,755            236,455,719
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss
  of ($43,913) and ($5,069),
  respectively)                          $    74,058,091        $   126,376,755
================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

INVESCO SECTOR FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Sector Funds, Inc. is incorporated in Maryland and presently consists of nine separate
Funds: Energy Fund, Financial Services Fund, Gold & Precious Metals Fund (formerly Gold Fund), Health Sciences Fund, Leisure Fund, Real Estate Opportunity Fund, Technology Fund, Telecommunications Fund and Utilities Fund (individually the "Fund" and collectively, the "Funds"). Effective July 31, 2002, Gold Fund's name changed to Gold & Precious Metals Fund. The investment objectives of the Funds are: to seek capital growth through investments in specific business sectors for Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure and Technology Funds; to achieve capital growth and current income for Real Estate Opportunity, Telecommunications and Utilities Funds. INVESCO Sector Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

Effective April 1, 2002, the Funds began offering two additional classes of shares, referred to as Class A and Class B shares. Effective December 17, 2001, Leisure Fund began offering an additional class of shares, referred to as Class K shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Class A shares are sold with a front-end sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. Class B shares and Class C shares are subject to a contingent deferred sales charge paid by the redeeming shareholder. Class B shares convert to Class A shares after eight years along with a pro rata portion of its reinvested dividends and distributions.

Effective April 1, 2002, the Investor Class shares are offered only to grandfathered investors who have established and maintained an account in any of the funds managed and distributed by INVESCO Funds Group, Inc. ("IFG") in Investor Class shares prior to April 1, 2002.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Gold bullion is valued at the close of the New York Stock Exchange and its valuation is obtained by a pricing service approved by the Fund's board of directors.

Option contracts are valued at the average of the closing bid and ask prices from the exchange with the highest trading volume on that particular day.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired. During the year ended March 31, 2003, Energy Fund was reimbursed for certain trading losses in the amount of $35,462.

Each Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended March 31, 2003, Energy, Financial Services, Gold & Precious Metals, Leisure and Telecommunications Funds invested in INVESCO Treasurer's Series Money Market Reserve Fund. During that same period there were no such investments by Health Sciences, Real Estate Opportunity, Technology and Utilities Funds. The income from this investment is recorded in the Statement of Operations.

The Fund may have elements of risk due to investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

The Gold & Precious Metals Fund may invest in gold bullion which may have significant price movements over short periods of time and may be affected by unpredictable international monetary and political policies. Further, gold bullion may have storage and transaction costs associated with its ownership which may be higher than that of other types of securities.

Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of distributions from ordinary income, long-term capital gains and of the ordinary income distributions declared for the year ended March 31, 2003, and amounts qualifying for the dividends received deduction available to the Fund's corporate shareholders were as follows:

                                    YEAR ENDED           YEAR ENDED       YEAR ENDED        YEAR ENDED             YEAR ENDED
                                MARCH 31, 2003       MARCH 31, 2003   MARCH 31, 2003    MARCH 31, 2002         MARCH 31, 2002
                               ORDINARY INCOME    LONG-TERM CAPITAL       QUALIFYING   ORDINARY INCOME      LONG-TERM CAPITAL
FUND                             DISTRIBUTIONS   GAIN DISTRIBUTIONS       PERCENTAGE     DISTRIBUTIONS     GAIN DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
Financial Services Fund         $    3,324,494      $     1,297,828          100.00%   $     6,877,940        $    68,096,448
Health Sciences Fund                         0                    0            0.00%           548,602                 44,386
Leisure Fund                                 0                    0            0.00%         1,613,479              5,076,029
Real Estate Opportunity Fund           957,825                    0            1.61%           903,423                      0
Utilities Fund                       2,319,055                    0            1.00%         1,870,034                      0

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at March 31, 2003 include:

                                                                                                NET TAX
                                        COST OF         GROSS TAX         GROSS TAX        APPRECIATION
                                INVESTMENTS FOR        UNREALIZED        UNREALIZED       (DEPRECIATION)
FUND                               TAX PURPOSES      APPRECIATION      DEPRECIATION      ON INVESTMENTS
--------------------------------------------------------------------------------------------------------
Energy Fund                     $   247,769,524   $    28,433,184   $    10,450,300     $    17,982,884
Financial Services Fund             719,839,008        77,427,623        45,844,873          31,582,750
Gold & Precious Metals Fund         104,610,389        21,144,944         9,237,369          11,907,575
Health Sciences Fund                895,666,927       140,758,771        45,741,540          95,017,231
Leisure Fund                        613,757,329       122,008,477        66,677,876          55,330,601
Real Estate Opportunity Fund         23,648,035           997,063           602,240             394,823
Technology Fund                   1,975,193,766        86,437,493       465,055,564        (378,618,071)
Telecommunications Fund             324,308,326        13,728,939        40,705,712         (26,976,773)
Utilities Fund                       73,840,716         3,212,948         5,354,023          (2,141,075)

                                                                        ACCUMULATED   CUMULATIVE EFFECT
                                                    UNDISTRIBUTED      CAPITAL LOSS            OF OTHER
FUND                                              ORDINARY INCOME        CARRYOVERS  TIMING DIFFERENCES
--------------------------------------------------------------------------------------------------------
Energy Fund                                       $             0   $   (58,447,779)    $       (28,917)
Financial Services Fund                                    93,812       (52,702,581)         (8,783,479)
Gold & Precious Metals Fund                             1,354,029      (189,650,608)            (25,176)
Health Sciences Fund                                            0      (297,476,816)        (31,004,760)
Leisure Fund                                                    0       (63,392,926)        (12,252,581)
Real Estate Opportunity Fund                               12,213        (8,274,056)           (212,795)
Technology Fund                                                 0    (3,791,182,138)       (279,350,098)
Telecommunications Fund                                         0    (1,622,403,229)        (27,997,494)
Utilities Fund                                                  0       (37,516,958)         (2,696,195)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. Telecommunications Fund has a partnership tax deferral in the amount of $2,267,247. The net tax appreciation/depreciation on investments excludes the effect of foreign currency transactions and written options activity.

Capital loss carryovers expire in the years 2005, 2006, 2007, 2008, 2009, 2010 and 2011. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. Deferred post-October 31 capital and currency losses are: Financial Services Fund $8,661,785, Gold & Precious Metals Fund $2,834, Health Sciences Fund $30,846,662, Leisure Fund $12,210,757, Real Estate Opportunity Fund $210,405, Technology Fund $279,932,903, Telecommunications Fund $27,931,116 and Utilities Fund $2,652,282.

Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States and Federal income tax purposes, permanent and temporary differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Energy, Health Sciences, Leisure, Technology and Telecommunications Funds reclassified $1,820,004, $7,795,809, $5,933,695, $22,459,448, $2,314,505, respectively, of net investment losses to paid-in capital. Gold & Precious Metals Fund reclassified $1,596,421 of net investment losses to accumulated undistributed net realized losses.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. OPTIONS -- The Funds may buy or write put and call options, including securities index options, on portfolio securities for hedging purposes or as a substitute for an investment. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding written options are noted in the Statement of Investment Securities where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity to profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Written option activity for the year ended March 31, 2003, was as follows:

                                                    CALL OPTIONS                   PUT OPTIONS
----------------------------------------------------------------------------------------------------
                                              NUMBER          AMOUNT         NUMBER          AMOUNT
                                          OF OPTIONS     OF PREMIUMS     OF OPTIONS     OF PREMIUMS
----------------------------------------------------------------------------------------------------
TECHNOLOGY FUND
Options outstanding at March 31, 2002        (43,575)  $  17,656,466              0   $           0
Options written                             (132,549)     33,132,524        (12,597)      1,519,455
Options closed or expired                    169,585     (49,860,481)        12,597      (1,519,455)
Options outstanding at March 31, 2003        (6,539)        $928,509              0               0

TELECOMMUNICATIONS FUND
Options outstanding at March 31, 2002         (1,600)  $     261,852
Options written                               (7,009)      1,017,875
Options closed or expired                      7,098        (982,068)
Options outstanding at March 31, 2003         (1,511)  $     297,659

H. EXPENSES -- Each Fund or Class bears expenses incurred specifically on its behalf and, in addition, each Fund or Class bears a portion of general expenses, based on the relative net assets of each Fund or Class.

Under an agreement between each Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Similarly, Custodian Fees and Expenses for Energy, Financial Services, Gold & Precious Metals, Health Sciences and Telecommunications Funds are reduced by credits earned from security brokerage transactions under certain broker/service arrangements with third parties. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. IFG serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                                           AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------------
                                                       $700         $2        $4         $6
                                 $0 TO    $350 TO   MILLION    BILLION   BILLION    BILLION      OVER
                                  $350       $700     TO $2      TO $4     TO $6      TO $8        $8
FUND                           MILLION    MILLION   BILLION    BILLION   BILLION    BILLION   BILLION
-----------------------------------------------------------------------------------------------------
Energy Fund                      0.75%      0.65%     0.55%      0.45%     0.40%     0.375%     0.35%
Financial Services Fund          0.75%      0.65%     0.55%      0.45%     0.40%     0.375%     0.35%
Gold & Precious Metals Fund      0.75%      0.65%     0.55%      0.45%     0.40%     0.375%     0.35%
Health Sciences Fund             0.75%      0.65%     0.55%      0.45%     0.40%     0.375%     0.35%
Leisure Fund                     0.75%      0.65%     0.55%      0.45%     0.40%     0.375%     0.35%
Technology Fund                  0.75%      0.65%     0.55%      0.45%     0.40%     0.375%     0.35%
Utilities Fund                   0.75%      0.65%     0.55%      0.45%     0.40%     0.375%     0.35%

                                                           AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------------
                                             $500        $1         $2        $4         $6
                                 $0 TO    MILLION   BILLION    BILLION   BILLION    BILLION      OVER
                                  $500      TO $1     TO $2      TO $4     TO $6      TO $8        $8
FUND                           MILLION    BILLION   BILLION    BILLION   BILLION    BILLION   BILLION
-----------------------------------------------------------------------------------------------------
Real Estate Opportunity Fund     0.75%      0.65%     0.55%      0.45%     0.40%     0.375%     0.35%
Telecommunications Fund          0.65%      0.55%     0.45%      0.45%     0.40%     0.375%     0.35%

A plan of distribution pursuant to Rule 12b-1 of the Act provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, of 0.25% of annual average net assets of Investor Class shares. A master distribution plan and agreement for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Act provides for compensation of certain promotional and other sales related costs to IDI. Class A shares of the Fund pay compensation to IDI at a rate of 0.35% of annual average net assets. During any period that Class A shares of the Fund are closed to new investors, the Fund will reduce this payment for Class A shares from 0.35% to 0.25% per annum. Class B and Class C shares of the Fund pay compensation to IDI at a rate of 1.00% of annual average net assets. Of these amounts, IDI may pay a service fee of 0.25% of the average net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose caps on the total sales charges, including asset-based sales charges, that may be paid by the respective class. A plan of distribution pursuant to Rule 12b-1 of the Act provides for financing the distribution and continuing personal shareholder servicing of Class K shares of 0.45% of annual average net assets. Any unreimbursed expenses IDI incurs with respect to Investor Class, Class A, Class C and Class K shares in any fiscal year can not be recovered in subsequent years. For the year ended March 31, 2003, amounts paid to the Distributor were as follows:

                                        INVESTOR        CLASS        CLASS        CLASS      CLASS
FUND                                       CLASS            A            B            C          K
--------------------------------------------------------------------------------------------------
Energy Fund                          $   710,505  $    19,438  $     6,195  $   102,870  $     526
Financial Services Fund                2,428,349        9,547        5,826      134,199      5,109
Gold & Precious Metals Fund              279,306        4,965        6,902       22,606         --
Health Sciences Fund                   2,942,165        4,556        3,194       89,870      9,856
Leisure Fund                           1,625,603       52,465       44,957      176,639    277,058
Real Estate Opportunity Fund              59,074        3,327          580        8,070         --
Technology Fund                        2,923,222        6,303        1,332       88,805     98,700
Telecommunications Fund                  948,389        2,727           99       37,403      3,117
Utilities Fund                           230,252        1,046        1,559       10,094         --

If the Class B Plan is terminated, the Board of Directors may allow the Class B shares to continue payments of the asset-based sales charge to the Distributor for allowable unreimbursed expenses incurred for distributing shares before the Class B Plan was terminated. The Class B Plan allows for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods. Distribution fees related to the Distributor for the year ended March 31, 2003, for Class B were as follows:

                                                                    DISTRIBUTOR'S    DISTRIBUTOR'S
                                                                        AGGREGATE     UNREIMBURSED
                                                                     UNREIMBURSED    EXPENSES AS %
                                                 AMOUNT RETAINED         EXPENSES    OF NET ASSETS
FUND                                              BY DISTRIBUTOR       UNDER PLAN         OF CLASS
--------------------------------------------------------------------------------------------------
Energy Fund - Class B Plan                           $     7,253      $    50,817            3.38%
Financial Services Fund - Class B Plan                     6,587           38,040            3.84%
Gold & Precious Metals Fund - Class B Plan                 8,631           89,799            3.88%
Health Sciences Fund - Class B Plan                        3,649           22,662            3.65%
Leisure Fund - Class B Plan                               50,672          300,396            3.63%
Real Estate Opportunity Fund - Class B Plan                  672            5,126            3.84%
Technology Fund - Class B Plan                             1,736           20,563            3.87%
Telecommunications Fund - Class B Plan                       112              556            3.50%
Utilities Fund - Class B Plan                              1,712            7,112            3.69%

Distribution Expenses for each class as presented in the Statement of Operations for the year ended March 31, 2003 were as follows:

                                        INVESTOR        CLASS        CLASS        CLASS      CLASS
FUND                                       CLASS            A            B            C          K
--------------------------------------------------------------------------------------------------
Energy Fund                          $   685,019  $    22,209  $     7,338  $   101,292  $     616
Financial Services Fund                2,314,987       10,800        6,591      128,891      5,184
Gold & Precious Metals Fund              278,665        5,387        8,640       24,543         --
Health Sciences Fund                   2,810,808        5,134        3,661       82,986      9,669
Leisure Fund                           1,563,784       59,657       51,248      177,740    277,930
Real Estate Opportunity Fund              59,144        3,989          681        8,204         --
Technology Fund                        2,714,413        7,497        1,755       79,762     96,657
Telecommunications Fund                  877,339        2,837          112       32,223      3,027
Utilities Fund                           218,659        1,167        1,716        9,432         --

IFG receives a transfer agent fee from each Class at an annual rate of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month. Transfer agent fees for each class as presented in the Statement of Operations for the year ended March 31, 2003 were as follows:

                          INSTITUTIONAL     INVESTOR      CLASS      CLASS       CLASS       CLASS
FUND                              CLASS        CLASS          A          B           C           K
--------------------------------------------------------------------------------------------------
Energy Fund                          --  $ 1,351,371  $  13,598  $   2,355  $   51,772  $    2,083
Financial Services Fund              --    3,201,855     10,460      2,419      66,317       5,226
Gold & Precious Metals Fund          --      640,022     10,637        898      12,141          --
Health Sciences Fund                 --    4,374,452      9,750      1,618      98,464      15,184
Leisure Fund                         --    2,455,246     39,891     15,848      85,622     599,451
Real Estate Opportunity Fund         --      202,193      2,124        285       9,500          --
Technology Fund             $ 1,921,921    7,981,678      7,798        857     136,791     289,239
Telecommunications Fund              --    5,273,178      3,544        131      99,233      10,612
Utilities Fund                       --      547,156      1,045        294      12,459          --

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Funds. IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the year ended March 31, 2003, total fees and expenses voluntarily absorbed were as follows:

                          INSTITUTIONAL     INVESTOR      CLASS      CLASS       CLASS       CLASS
FUND                              CLASS        CLASS          A          B           C           K
--------------------------------------------------------------------------------------------------
Energy Fund                          --   $        0  $       0  $     582   $  20,103   $   4,502
Financial Services Fund              --            0      3,917      2,056           0       3,997
Gold & Precious Metals Fund          --            0        431          0           0          --
Health Sciences Fund                 --            0      6,829      1,648      37,750           0
Leisure Fund                         --            0          0      4,408           0     209,552
Real Estate Opportunity Fund         --      195,593          0        936      11,360          --
Technology Fund                $      0            0        818      1,027     100,306     130,850
Telecommunications Fund              --    3,343,479          0      1,069     100,846       8,365
Utilities Fund                       --      526,139      1,095        943      15,628          --

At March 31, 2003, the reimbursement that may potentially be made by the Funds to IFG that will expire during the calendar years ended 2005 and 2006, are as follows:

                          INSTITUTIONAL     INVESTOR      CLASS      CLASS       CLASS       CLASS
FUND                              CLASS        CLASS          A          B           C           K
--------------------------------------------------------------------------------------------------
Energy Fund                          --   $        0  $       0  $     582   $  20,103   $   4,502
Financial Services Fund              --            0      3,917      2,056           0       3,997
Gold & Precious Metals Fund          --            0        431          0           0          --
Health Sciences Fund                 --            0      6,829      1,648      37,750           0
Leisure Fund                         --            0          0      4,408           0     209,552
Real Estate Opportunity Fund         --      171,596          0        936      10,559          --
Technology Fund               $       0            0        818      1,027     100,306     130,850
Telecommunications Fund              --    3,015,954          0      1,069      90,199       8,022
Utilities Fund                       --      442,999      1,095        943      13,761          --

During the year ended March 31, 2003, the reimbursement that was made by the Funds to IFG were as follows:

                          INSTITUTIONAL     INVESTOR      CLASS      CLASS       CLASS       CLASS
FUND                              CLASS        CLASS          A          B           C           K
--------------------------------------------------------------------------------------------------
Energy Fund                          --    $       0  $       0  $      23   $       0   $       0
Financial Services Fund              --            0          0          0           0           0
Gold & Precious Metals Fund          --            0          0          0         495          --
Health Sciences Fund                 --            0         62          0           0       1,052
Leisure Fund                         --            0        345          0           0      81,554
Real Estate Opportunity Fund         --            0        431          0           0          --
Technology Fund               $ 146,221            0        717          0           0      72,949
Telecommunications Fund              --            0          0          0           0           0
Utilities Fund                       --            0          0         32           0          --

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended March 31, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

FUND                                                              PURCHASES                  SALES
--------------------------------------------------------------------------------------------------
Energy Fund                                                  $  408,740,450         $  482,197,618
Financial Services Fund                                         548,905,269            772,106,486
Gold & Precious Metals Fund                                      86,860,593             84,190,776
Health Sciences Fund                                          1,960,059,993          2,220,999,802
Leisure Fund                                                    143,284,512            161,229,805
Real Estate Opportunity Fund                                     64,102,072             59,811,861
Technology Fund                                               1,954,796,496          2,111,792,047
Telecommunications Fund                                         451,481,007            547,641,041
Utilities Fund                                                   53,521,881             67,293,763

There were no purchases or sales of U.S. Government Securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Funds' officers and directors are also officers and directors of IFG or IDI.

Each Fund has adopted a retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the year ended March 31, 2003, included in Directors' Fees and Expenses in the Statement of Operations and pension liability included in Accrued Expenses in the Statement of Assets and Liabilities were as follows:

                                                                    PENSION                PENSION
FUND                                                               EXPENSES              LIABILITY
--------------------------------------------------------------------------------------------------
Energy Fund                                                      $    8,483             $   17,442
Financial Services Fund                                              28,573                 74,609
Gold & Precious Metals Fund                                           2,306                 13,523
Health Sciences Fund                                                 38,593                 95,696
Leisure Fund                                                         16,795                 29,900
Real Estate Opportunity Fund                                            531                  1,469
Technology Fund                                                      47,637                141,768
Telecommunications Fund                                               8,540                 40,554
Utilities Fund                                                        3,050                 12,237

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

An affiliated company represents ownership by a Fund of at least 5% of the voting securities of the issuer or may be affiliated with other INVESCO investment companies during the period, as defined in the Act. A summary of the transactions during the year ended March 31, 2003, in which the issuer was an affiliate of the Fund, is as follows:

                                                                                        REALIZED
                                         PURCHASES                   SALES        GAIN (LOSS) ON
                                  ------------------------------------------------    INVESTMENT     VALUE AT
AFFILIATE                         SHARES          COST        SHARES      PROCEEDS    SECURITIES     3/31/2003
--------------------------------------------------------------------------------------------------------------
ENERGY FUND
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                        93,897,299   $93,897,299    95,042,365   $95,042,365   $         0   $ 4,139,034

FINANCIAL SERVICES FUND
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                        46,028,775    46,028,775    46,028,775    46,028,775             0            --

GOLD & PRECIOUS METALS FUND
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                       233,983,415   233,983,415   237,869,295   237,869,295             0    11,344,418

HEALTH SCIENCES FUND
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                       361,349,392   361,349,392   343,090,592   343,090,592             0    24,193,400
Pharmaceutical HOLDRs
  Trust                        2,205,300   174,015,044     1,760,000   140,744,454    (3,355,550)   42,888,360

LEISURE FUND
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                       288,556,802   288,556,802   314,042,259   314,042,259             0    10,594,794

                                                                                        REALIZED
                                         PURCHASES                   SALES        GAIN (LOSS) ON
                                  ------------------------------------------------    INVESTMENT     VALUE AT
AFFILIATE                         SHARES          COST        SHARES      PROCEEDS    SECURITIES     3/31/2003
--------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND
Calient Networks, Pfd
  Series D Shrs                       --            --            --            --            --   $ 1,106,133
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                       622,363,052  $622,363,052   670,243,884  $670,243,884   $         0    33,984,450
Software HOLDRs Trust            954,400    22,443,535       119,700     3,200,177       221,898    21,209,727

TELECOMMUNICATIONS FUND
Broadband HOLDRs Trust         1,057,500     9,494,055     1,057,500     8,652,026      (842,029)           --
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                       453,774,284   453,774,284   472,945,556   472,945,556             0    18,406,718

UTILITIES FUND
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                         2,633,600     2,633,600     4,842,800     4,842,800             0            --

Dividend income from INVESCO Treasurer's Series Money Market Reserve Fund is disclosed in the Statement of Operations. The following Funds received dividend income from affiliated investments: Health Sciences Fund received $352,761 from Pharmaceutical HOLDRs Trust and Technology Fund received $523,966 from Software HOLDRs Trust. No dividend income was received from any other affiliate.

NOTE 5 -- SECURITIES LOANED. The Funds have entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Funds receive income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As of March 31, 2003, Energy, Gold & Precious Metals, Health Sciences, Leisure, Technology and Telecommunications Funds have on loan securities valued at $4,005,265, $10,736,161, $23,272,794, $13,094,173, $31,829,843 and $17,205,652,
respectively, and cash collateral of $4,139,034, $11,344,418, $24,193,400,
$13,706,737, $33,984,450 and $18,406,718, repectively, has been invested in the
INVESCO Treasurer's Series Money Market Reserve Fund or U.S. Government obligations and is disclosed in the Statement of Investment Securities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations. Of the securities lending income received for Energy, Gold & Precious Metals, Health Sciences, Leisure, Technology, Telecommunications and Utilities Funds $22,711, $81,867, $23,360, $123,994, $187,904, $205,579 and $1,380, respectively, were received from investments in INVESCO Treasurer's Series Money Market Reserve Fund. During the year ended March 31, 2003, there were no such securities lending arrangements for Financial Services and Real Estate Opportunity Funds.

NOTE 6 -- INTERFUND BORROWING AND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Funds may borrow up to 10% of its total net assets for temporary or emergency purposes. During the year ended March 31, 2003, Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure, Real Estate Opportunity, Technology, Telecommunications and Utilities Funds borrowed cash at a weighted average rate ranging from 1.50% to 2.00% and interest expenses amounted to $2,770, $2,346, $4,423, $54,615, $60, $122,
$7,840, $3,044 and $266 respectively. During that same period, Energy, Health Sciences, Technology and Utilities Funds lent cash at a weighted average rate ranging from 1.58% to 2.06% and interest income amounted $609, $7,082, $24,118 and $95, respectively. At March 31, 2003, INVESCO Combination Stock & Bond Funds, Inc. - Total Return Fund had borrowed from Utilities Fund at an interest rate of 1.58%. The amount of the lending and the related accrued interest are presented in the Statement of Assets and Liabilities. On April 1, 2003, INVESCO Combination Stock & Bond Funds, Inc. - Total Return Fund paid the borrowing back to Utilities Fund in full including interest.

NOTE 7 -- LINE OF CREDIT. Each Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended March 31, 2003, Financial Services and Technology Funds borrowed cash at a weighted average rate of 2.31%, and interest expenses amounted to $450 and $578, respectively. During that same period, there were no such borrowings for Energy, Gold & Precious Metals, Health Sciences, Leisure, Real Estate Opportunity, Telecommunications and Utilities Funds.

NOTE 8 -- CONTINGENT DEFERRED SALES CHARGE ("CDSC"). Class A shares may charge a 1.00% CDSC if a shareholder purchased $1,000,000 or more and redeemed these shares within 18 months from the date of purchase. Effective November 15, 2002, qualified plans investing in Class A shares may pay a 1.00% CDSC and Class K shares may pay a 0.70% CDSC if a shareholder redeemed these shares within 12 months from the date of purchase. A CDSC is charged by Class B shares on redemptions or exchanges of shares at a maximum of 5.00% beginning at the time of purchase to 0.00% at the beginning of the seventh year. A 1.00% CDSC is charged by Class C shares on redemptions or exchanges held thirteen months or less. Shares acquired through reinvestment of dividends or other distributions are not charged a CDSC. The CDSC may be reduced or certain sales charge exceptions may apply. The CDSC is paid by the redeeming shareholder and therefore it is not an expense of the Fund. For the year ended March 31, 2003, the Distributor received the following CDSC from Class A, Class B, Class C and Class K shareholders:

FUND                                           CLASS A       CLASS B       CLASS C       CLASS K
------------------------------------------------------------------------------------------------
Energy Fund                                 $        0    $    1,393    $    7,690    $        0
Financial Services Fund                              0         1,307        13,978             0
Gold & Precious Metals Fund                          0             1         2,197            --
Health Sciences Fund                                 0           747        11,340             0
Leisure Fund                                         0        12,171        16,172             0
Real Estate Opportunity Fund                         0           243           770            --
Technology Fund                                      0           276         7,494             0
Telecommunications Fund                              0           181        18,384             0
Utilities Fund                                       0         1,250           578            --

NOTE 9 -- SHARE INFORMATION. Changes in fund share transactions during the years ended March 31, 2003 and 2002 were as follows:

                                       ENERGY FUND           FINANCIAL SERVICES FUND  GOLD & PRECIOUS METALS FUND
                                   YEAR ENDED MARCH 31         YEAR ENDED MARCH 31        YEAR ENDED MARCH 31
------------------------------------------------------------------------------------------------------------------
                                    2003          2002          2003          2002             2003          2002
Shares Sold
  Investor Class              12,665,097    33,986,047    92,466,548    52,167,572      113,839,180   141,069,920
  Class A                      1,144,145            --       357,198            --        3,326,766            --
  Class B                         93,080            --        47,478            --        1,053,937            --
  Class C                        984,511     1,099,872       774,225       981,786        7,482,496     1,500,683
  Class K                         22,288         2,143        41,708        64,647               --            --
Shares Issued from
  Reinvestment of Distributions
     Investor Class                    0             0       196,653     2,638,995                0             0
     Class A                           0            --         2,132            --                0            --
     Class B                           0            --           267            --                0            --
     Class C                           0             0           673        27,003                0             0
     Class K                           0             0           454         2,787               --            --
==================================================================================================================
                              14,909,121    35,088,062    93,887,336    55,882,790      125,702,379   142,570,603
Shares Repurchased
  Investor Class             (17,525,270)  (37,979,338) (102,655,456)  (58,464,938)    (118,596,254) (140,424,339)
  Class A                      (602,143)            --      (114,384)           --       (2,693,330)           --
  Class B                        (3,209)            --        (2,217)           --          (85,023)           --
  Class C                    (1,052,371)      (895,102)     (911,176)     (829,034)      (6,718,167)   (1,325,678)
  Class K                        (5,719)          (170)      (16,126)      (30,145)              --            --
==================================================================================================================
                             (19,188,712)  (38,874,610) (103,699,359)  (59,324,117)    (128,092,774) (141,750,017)
NET INCREASE
  (DECREASE) IN
  FUND SHARES                 (4,279,591)   (3,786,548)   (9,812,023)   (3,441,327)      (2,390,395)      820,586
==================================================================================================================

NOTE 9 -- SHARE INFORMATION (CONTINUED)

                                   HEALTH SCIENCES FUND           LEISURE FUND       REAL ESTATE OPPORTUNITY FUND
                                   YEAR ENDED MARCH 31         YEAR ENDED MARCH 31       YEAR ENDED MARCH 31
------------------------------------------------------------------------------------------------------------------
                                    2003          2002          2003          2002             2003          2002
                                                                           (Note 1)
Shares Sold
  Investor Class              79,949,743    57,443,476     6,136,558    19,352,726        5,248,092     8,923,885
  Class A                        287,786            --     1,104,358            --          527,534            --
  Class B                         17,220            --       284,942            --           21,438            --
  Class C                      2,159,153     9,130,105     1,250,725     1,453,013          417,652       908,498
  Class K                         32,296        71,569     1,128,435     1,628,033               --            --
Shares Issued from
  Reinvestment of Distributions
     Investor Class                    0        10,932             0       178,618          105,846       116,421
     Class A                           0            --             0            --            8,241            --
     Class B                           0            --             0            --              444            --
     Class C                           0           152             0         2,249            1,932         2,433
     Class K                           0            20             0             0               --            --
=================================================================================================================
                              82,446,198    66,656,254     9,905,018    22,614,639        6,331,179     9,951,237
Shares Repurchased
  Investor Class             (86,187,098)  (60,958,816)   (9,267,982)  (15,369,925)      (5,234,590)  (10,471,115)
  Class A                       (191,020)           --      (224,212)           --         (211,814)           --
  Class B                         (1,026)           --       (15,165)           --           (3,892)           --
  Class C                     (2,342,780)   (9,026,936)   (1,084,357)   (1,175,755)        (372,001)   (1,038,382)
  Class K                        (30,847)      (20,420)     (529,876)      (31,768)              --            --
=================================================================================================================
                             (88,752,771)  (70,006,172)  (11,121,592)  (16,577,448)      (5,822,297)  (11,509,497)
NET INCREASE
  (DECREASE) IN
  FUND SHARES                 (6,306,573)   (3,349,918)   (1,216,574)   (6,037,191)         508,882    (1,558,260)
=================================================================================================================

                                     TECHNOLOGY FUND         TELECOMMUNICATIONS FUND            UTILITIES FUND
                                   YEAR ENDED MARCH 31         YEAR ENDED MARCH 31            YEAR ENDED MARCH 31
-----------------------------------------------------------------------------------------------------------------
                                    2003          2002          2003          2002             2003          2002
Shares Sold
  Institutional Class         19,889,258    31,869,203            --            --               --            --
  Investor Class             224,764,422   139,817,995   104,306,735   113,031,996       12,818,438    10,812,169
  Class A                      2,174,042            --     1,088,209            --          282,591            --
  Class B                         44,687            --         2,489            --           27,752            --
  Class C                        788,820     3,082,019     5,665,489    19,484,375        1,261,896       679,313
  Class K                        920,699     1,038,923        70,829        77,229               --            --
Shares Issued from
  Reinvestment of Distributions
     Investor Class                    0             0             0             0          254,574       154,281
     Class A                           0            --             0            --            1,448            --
     Class B                           0            --             0            --              172            --
     Class C                           0             0             0             0            1,058            50
=================================================================================================================
                             248,581,928   175,808,140   111,133,751   132,593,600       14,647,929    11,645,813

Shares Repurchased
  Institutional Class        (23,113,782)  (26,698,958)           --            --               --            --
  Investor Class            (235,589,807) (139,766,344) (116,174,811) (128,834,470)     (15,880,668)  (13,656,118)
  Class A                     (1,911,401)           --    (1,047,111)           --         (228,729)           --
  Class B                        (13,101)           --          (478)           --           (4,295)           --
  Class C                      1,073,531)   (2,897,877)   (6,240,763)  (19,131,108)      (1,350,991)     (732,739)
  Class K                       (498,359)     (140,570)      (56,707)       (7,033)              --            --
=================================================================================================================
                            (262,199,981) (169,503,749) (123,519,870) (147,972,611)     (17,464,683)  (14,388,857)
NET INCREASE
  (DECREASE) IN
  FUND SHARES                (13,618,053)    6,304,391   (12,386,119)  (15,379,011)      (2,816,754)   (2,743,044)
=================================================================================================================

FINANCIAL HIGHLIGHTS

ENERGY FUND -- INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                            PERIOD
                                                                                             ENDED
                                                    YEAR ENDED MARCH 31                   MARCH 31           YEAR ENDED OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                                 2003           2002           2001           2000(a)           1999          1998
PER SHARE DATA
Net Asset Value -- Beginning of Period    $     19.26    $     19.73    $     17.40    $     13.68       $     11.30   $     19.38
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)                 (0.10)         (0.07)         (0.08)         (0.00)            (0.00)         0.00
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                (2.35)         (0.40)          3.84           3.72              2.39         (5.04)
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                (2.45)         (0.47)          3.76           3.72              2.39         (5.04)
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                 0.00           0.00           1.43           0.00              0.01          3.04
====================================================================================================================================
Net Asset Value -- End of Period          $     16.81    $     19.26    $     19.73    $     17.40       $     13.68   $     11.30
====================================================================================================================================

TOTAL RETURN                                   (12.72%)        (2.38%)        23.09%         27.19%(d)         21.19%       (28.51%)

RATIOS
Net Assets -- End of Period
   ($000 Omitted)                         $   231,023    $   358,439    $   445,845    $   221,432       $   196,136   $   137,455
Ratio of Expenses to Average Net Assets(e)       1.69%          1.53%          1.41%          1.60%(f)          1.68%         1.58%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                            (0.57%)        (0.34%)        (0.35%)        (0.26%)(f)        (0.05%)        0.01%
Portfolio Turnover Rate                           144%           144%           166%           109%(d)           279%          192%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003, 2002 and 2001.
(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the period ended March 31, 2000 and the years ended October 31, 1999 and 1998.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(f) Annualized

FINANCIAL HIGHLIGHTS

ENERGY FUND -- CLASS A & CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        CLASS A        CLASS B

                                                           YEAR          YEAR
                                                          ENDED         ENDED
                                                       MARCH 31      MARCH 31
--------------------------------------------------------------------------------
                                                           2003(a)       2003(a)

PER SHARE DATA
Net Asset Value -- Beginning of Period                $   19.26      $   19.26
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                       (0.05)         (0.17)
Net Losses on Securities (Both Realized
  and Unrealized)                                         (2.36)         (2.38)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                          (2.41)         (2.55)
================================================================================
Net Asset Value -- End of Period                      $   16.85      $   16.71
================================================================================

TOTAL RETURN(c)                                          (12.51%)       (13.24%)

RATIOS
Net Assets -- End of Period ($000 Omitted)            $   9,131      $   1,502
Ratio of Expenses to Average Net Assets(d)(e)              1.46%          2.33%
Ratio of Net Investment Loss to Average Net Assets(e)     (0.33%)        (1.16%)
Portfolio Turnover Rate                                     144%           144%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of Class B were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 2.41% and ratio of net investment loss to average net assets would have been (1.24%).

FINANCIAL HIGHLIGHTS

ENERGY FUND -- CLASS C
---------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                   PERIOD
                                                                                                    ENDED
                                                                     YEAR ENDED MARCH 31         MARCH 31
--------------------------------------------------------------------------------------------------------------
                                                             2003         2002          2001         2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                 $    18.98   $    19.58    $    17.39   $    14.35
==============================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                         (0.11)       (0.07)        (0.05)       (0.01)
Net Gains or (Losses) on Securities (Both
  Realized and Unrealized)                                  (2.42)       (0.53)         3.67         3.05
==============================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                            (2.53)       (0.60)         3.62         3.04
==============================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                             0.00         0.00          1.43         0.00
==============================================================================================================
NET ASSET VALUE -- END OF PERIOD                       $    16.45   $    18.98    $    19.58   $    17.39
==============================================================================================================

TOTAL RETURN(c)                                            (13.33%)      (3.06%)       22.35%       21.11%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)             $    9,566   $   12,324    $    8,704   $       16
Ratio of Expenses to Average Net Assets(e)(f)                2.33%        2.27%         2.05%        2.05%(g)
Ratio of Net Investment Loss to Average Net Assets(f)       (1.22%)      (1.08%)       (1.10%)      (1.11%)(g)
Portfolio Turnover Rate                                       144%         144%          166%         109%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.53%
    and ratio of net investment loss to average net assets would have been (1.42%).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March
    31, 2000.

FINANCIAL HIGHLIGHTS

ENERGY FUND -- CLASS K
-----------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              PERIOD
                                                                               ENDED
                                                       YEAR ENDED MARCH 31  MARCH 31
-----------------------------------------------------------------------------------------
                                                          2003       2002       2001(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                 $ 17.98    $ 19.62    $ 16.76
=========================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                      (0.14)     (0.05)     (0.15)
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                        (2.29)     (1.59)      3.01
=========================================================================================
TOTAL FROM INVESTMENT OPERATIONS                         (2.43)     (1.64)      2.86
=========================================================================================
Net Asset Value -- End of Period                       $ 15.55    $ 17.98    $ 19.62
=========================================================================================

TOTAL RETURN                                            (13.52%)    (8.36%)    17.06%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)             $   289    $    37    $     1
Ratio of Expenses to Average Net Assets(d)(e)             2.07%     11.62%      3.11%(f)
Ratio of Net Investment Loss to Average Net Assets(e)    (0.90%)   (10.45%)    (2.34%)(f)
Portfolio Turnover Rate                                    144%       144%       166%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended
    March 31, 2003.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment
    Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the year ended
    March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 5.36% and ratio of net investment loss to average net assets would have been (4.19%).
(f) Annualized
(g) Portfolio turnover is calculated at the Fund level. Represents the year ended March
    31, 2001.

FINANCIAL HIGHLIGHTS

FINANCIAL SERVICES FUND -- INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                              PERIOD
                                                                                               ENDED
                                                             YEAR ENDED MARCH 31            MARCH 31          YEAR ENDED OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                                       2003         2002          2001          2000(a)          1999          1998
PER SHARE DATA
Net Asset Value -- Beginning of Period            $   28.22  $     28.88   $     27.13   $     29.73      $     28.45   $     29.14
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                  0.10         0.07          0.10          0.03             0.08          0.25
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                      (6.42)        0.94          2.97          0.05             3.52          3.01
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                      (6.32)        1.01          3.07          0.08             3.60          3.26
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                       0.13         1.67          1.32          2.68             2.32          3.95
====================================================================================================================================
Net Asset Value -- End of Period                  $   21.77  $     28.22   $     28.88   $     27.13      $     29.73   $     28.45
====================================================================================================================================

TOTAL RETURN                                         (22.39%)       3.82%        11.25%        0.60%(b)         13.52        11.76%

RATIOS

Net Assets -- End of Period ($000 Omitted)        $ 734,440  $ 1,234,230   $ 1,368,583   $ 1,133,350      $ 1,242,555   $ 1,417,655
Ratio of Expenses to Average Net Assets(c)             1.40%        1.27%         1.25%         1.29%(d)         1.26%         1.05%
Ratio of Net Investment Income to Average
  Net Assets                                           0.38%        0.24%         0.36%         0.25%(d)         0.25%         0.85%
Portfolio Turnover Rate                                  60%          81%           99%           38%(b)           83%           52%

(a) From November 1, 1999 to March 31, 2000.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(d) Annualized

FINANCIAL HIGHLIGHTS

FINANCIAL SERVICES FUND -- CLASS A & CLASS B
-----------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  CLASS A      CLASS B

                                                                     YEAR         YEAR
                                                                    ENDED        ENDED
                                                                 MARCH 31     MARCH 31
-----------------------------------------------------------------------------------------
                                                                     2003(a)      2003(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                          $   28.22    $   28.22
=========================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                         0.06        (0.03)
Net Losses on Securities (Both Realized
  and Unrealized)                                                   (6.37)       (6.30)
=========================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                    (6.31)       (6.33)
=========================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                     0.23         0.15
=========================================================================================
Net Asset Value -- End of Period                                $   21.68    $   21.74
=========================================================================================

TOTAL RETURN(b)                                                    (22.36%)     (22.48%)

RATIOS
Net Assets -- End of Period ($000 Omitted)                      $   5,311    $     990
Ratio of Expenses to Average Net Assets(c)(d)                        1.38%        2.09%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)       0.49%       (0.20%)
Portfolio Turnover Rate                                                60%          60%

(a) Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC for Class B is not included in the
    Total Return calculation.
(c) Ratio is based on Total Expenses of the Class, less Expenses absorbed by Investment
    Adviser, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of each Class were absorbed by IFG for the year ended March 31,
    2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.51% for Class A and 2.40% for Class B and ratio of net investment income (loss) to average net assets would have been 0.36% for Class
    A and (0.51%) for Class B.

FINANCIAL HIGHLIGHTS

FINANCIAL SERVICES FUND -- CLASS C
-------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                               PERIOD
                                                                                                                ENDED
                                                                          YEAR ENDED MARCH 31                MARCH 31
-------------------------------------------------------------------------------------------------------------------------
                                                                    2003          2002          2001             2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                        $    27.89     $    28.72     $    27.06     $    23.66
=========================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)                                    (0.25)         (0.10)         (0.09)          0.00
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                                  (6.22)          0.87           3.05           3.48
=========================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                   (6.47)          0.77           2.96           3.48
=========================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                    0.04           1.60           1.30           0.08
=========================================================================================================================
Net Asset Value -- End of Period                              $    21.38     $    27.89     $    28.72     $    27.06
=========================================================================================================================

TOTAL RETURN(d)                                                   (23.22%)         2.98%         10.87%         14.72%(e)

RATIOS
Net Assets -- End of Period ($000 Omitted)                    $   10,026     $   16,880     $   12,221     $      138
Ratio of Expenses to Average Net Assets(f)                          2.45%          2.07%          1.85%          1.63%(g)
Ratio of Net Investment Income (Loss) to Average Net Assets        (0.68%)        (0.57%)        (0.31%)         0.39%(g)
Portfolio Turnover Rate                                               60%            81%            99%            38%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Income aggregated less than $0.01 on a per share basis for the period ended March 31, 2000.
(d) The applicable CDSC is not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

FINANCIAL HIGHLIGHTS

FINANCIAL SERVICES FUND -- CLASS K
---------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                                    PERIOD
                                                                                                     ENDED
                                                                         YEAR ENDED MARCH 31      MARCH 31
---------------------------------------------------------------------------------------------------------------
                                                                          2003          2002          2001(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                               $   27.69     $   28.67     $   29.35
===============================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)                                              0.15         (0.03)        (0.17)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)       (6.41)         0.90         (0.38)
===============================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                         (6.26)         0.87         (0.55)
===============================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                          0.16          1.85          0.13
===============================================================================================================
Net Asset Value -- End of Period                                     $   21.27     $   27.69     $   28.67
===============================================================================================================

TOTAL RETURN                                                            (22.62%)        3.38%        (1.97%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                           $   1,348     $   1,033     $       1
Ratio of Expenses to Average Net Assets(d)(e)                             1.78%         1.63%         3.35%(f)
Ratio of Net Investment Income (Loss) to Average Net Assets(e)            0.18%        (0.12%)       (1.80%)(f)
Portfolio Turnover Rate                                                     60%           81%           99%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.13%
    and ratio of net investment loss to average net assets would have been (0.17%).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

FINANCIAL HIGHLIGHTS

GOLD & PRECIOUS METALS FUND -- INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                            PERIOD
                                                                                             ENDED
                                                          YEAR ENDED MARCH 31             MARCH 31            YEAR ENDED OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                                  2003           2002           2001          2000(a)           1999          1998
PER SHARE DATA
Net Asset Value -- Beginning of Period     $      2.29    $      1.43    $      1.60   $      1.83       $      1.90   $      3.21
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)                     (0.02)         (0.01)         (0.01)        (0.01)            (0.03)         0.01
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                  0.13           0.87          (0.12)        (0.22)            (0.04)        (1.29)
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                  0.11           0.86          (0.13)        (0.23)            (0.07)        (1.28)
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                  0.00           0.00           0.04          0.00              0.00          0.03
====================================================================================================================================
Net Asset Value -- End of Period           $      2.40    $      2.29    $      1.43   $      1.60       $      1.83   $      1.90
====================================================================================================================================

TOTAL RETURN                                      4.80%         60.14%         (8.38%)      (12.58%)(c)        (3.68%)      (39.98%)

RATIOS

Net Assets -- End of Period ($000 Omitted) $    98,388    $   104,831    $    64,429   $    81,470       $    99,753   $   107,249
Ratio of Expenses to Average Net Assets(d)        1.88%          2.10%          2.34%         2.08%(e)          2.20%         1.90%
Ratio of Net Investment Loss to Average
  Net Assets                                     (0.79%)        (0.80%)        (0.99%)       (0.76%)(e)        (1.60%)       (0.93%)
Portfolio Turnover Rate                             84%            46%            90%           37%(c)           141%          133%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003, 2001 and October 31, 1999.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(e) Annualized

FINANCIAL HIGHLIGHTS

GOLD & PRECIOUS METALS FUND -- CLASS A & CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         CLASS A      CLASS B

                                                            YEAR         YEAR
                                                           ENDED        ENDED
                                                        MARCH 31     MARCH 31
--------------------------------------------------------------------------------
                                                            2003(a)      2003(a)

PER SHARE DATA
Net Asset Value -- Beginning of Period                 $    2.29    $    2.29
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                        (0.02)       (0.02)
Net Gains on Securities (Both Realized and Unrealized)      0.12         0.12
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                            0.10         0.10
================================================================================
Net Asset Value -- End of Period                       $    2.39    $    2.39
================================================================================

TOTAL RETURN(c)                                             4.37%        4.37%

RATIOS
Net Assets -- End of Period ($000 Omitted)             $   1,514    $   2,315
Ratio of Expenses to Average Net Assets(d)(e)               2.09%        2.18%
Ratio of Net Investment Loss to Average Net Assets(e)      (1.09%)      (1.12%)
Portfolio Turnover Rate                                       84%          84%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of Class A were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class A, ratio of expenses to average net assets would have been 2.11% and ratio of net investment loss to average net assets would have been (1.11%).

GOLD & PRECIOUS METALS FUND -- CLASS C

------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                             PERIOD
                                                                                              ENDED
                                                               YEAR ENDED MARCH 31         MARCH 31
------------------------------------------------------------------------------------------------------
                                                          2003          2002        2001       2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period               $    2.42     $    1.53   $    1.60  $    1.75
======================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss(c)                                   (0.00)        (0.07)      (0.01)     (0.00)
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                         0.10          0.96       (0.02)     (0.15)
======================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                          0.10          0.89       (0.03)     (0.15)
======================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                          0.00          0.00        0.04       0.00
======================================================================================================
Net Asset Value -- End of Period                     $    2.52     $    2.42   $    1.53  $    1.60
======================================================================================================

TOTAL RETURN(d)                                           4.13%        58.17%      (1.95%)    (8.57%)(e)

RATIOS
Net Assets -- End of Period ($000 Omitted)           $   2,459     $     515   $      57  $       1
Ratio of Expenses to Average Net Assets(f)                2.65%         3.33%       3.38%      3.54%(g)
Ratio of Net Investment Loss to Average Net Assets       (1.60%)       (1.67%)     (1.41%)    (0.82%)(g)
Portfolio Turnover Rate                                     84%           46%         90%        37%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended March 31,
    2003 and the period ended March 31, 2000.
(d) The applicable CDSC is not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements
    (which may include custodian fees).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to
    March 31, 2000.

FINANCIAL HIGHLIGHTS

HEALTH SCIENCES FUND -- INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                             PERIOD
                                                                                              ENDED
                                                         YEAR ENDED MARCH 31               MARCH 31           YEAR ENDED OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                                 2003          2002             2001           2000(a)           1999          1998
PER SHARE DATA
Net Asset Value -- Beginning of Period      $   47.56   $     45.78      $     55.52    $     58.39       $     62.12   $     57.50
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)                    (0.28)        (0.38)           (0.12)         (0.06)             0.14          0.13
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                (8.75)         2.18            (0.51)          3.53              5.02         13.55
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                (9.03)         1.80            (0.63)          3.47              5.16         13.68
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                 0.00          0.02(c)          9.11           6.34              8.89          9.06
====================================================================================================================================
Net Asset Value -- End of Period            $   38.53   $     47.56      $     45.78    $     55.52       $     58.39   $     62.12
====================================================================================================================================

TOTAL RETURN                                   (18.99%)        3.95%           (4.12%)         6.30%(d)          8.44%        28.58%

RATIOS
Net Assets -- End of Period ($000 Omitted)  $ 954,765   $ 1,475,313      $ 1,580,378    $ 1,622,624       $ 1,574,020   $ 1,328,196
Ratio of Expenses to Average Net Assets(e)       1.44%         1.31%            1.23%          1.18%(f)          1.22%         1.12%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                         (0.68%)       (0.75%)          (0.20%)        (0.22%)(f)         0.07%         0.25%
Portfolio Turnover Rate                           179%          160%             177%           107%(d)           127%           92%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003, 2002 and 2001 and the period ended March 31, 2000.
(c) Distribution was a tax return of capital.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(f) Annualized

FINANCIAL HIGHLIGHTS

HEALTH SCIENCES FUND -- CLASS A & CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         CLASS A      CLASS B

                                                            YEAR         YEAR
                                                           ENDED        ENDED
                                                        MARCH 31     MARCH 31
--------------------------------------------------------------------------------
                                                            2003(a)      2003(a)

PER SHARE DATA
Net Asset Value -- Beginning of Period                 $   47.56    $   47.56
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                        (0.22)       (0.44)
Net Losses on Securities (Both Realized and Unrealized)    (8.78)       (8.78)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                           (9.00)       (9.22)
================================================================================
Net Asset Value -- End of Period                       $   38.56    $   38.34
================================================================================

TOTAL RETURN(c)                                           (18.92%)     (19.39%)

RATIOS
Net Assets -- End of Period ($000 Omitted)             $   3,731    $     621
Ratio of Expenses to Average Net Assets(d)(e)               1.41%        2.06%
Ratio of Net Investment Loss to Average Net Assets(e)      (0.69%)      (1.22%)
Portfolio Turnover Rate                                      179%         179%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.88% for Class A and 2.51% for Class B and ratio of net investment loss to average net assets would have been (1.16%) for Class A and (1.67%) for Class B.

FINANCIAL HIGHLIGHTS

HEALTH SCIENCES FUND -- CLASS C
-----------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                      PERIOD
                                                                                                       ENDED
                                                                    YEAR ENDED MARCH 31             MARCH 31
-----------------------------------------------------------------------------------------------------------------
                                                             2003         2002            2001          2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                 $    46.68   $    45.40      $    55.50    $    62.05
=================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                         (1.20)       (0.35)          (0.05)        (0.03)
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                           (8.21)        1.65           (0.94)        (6.52)
=================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                            (9.41)        1.30           (0.99)        (6.55)
=================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                             0.00         0.02(c)         9.11          0.00
=================================================================================================================
Net Asset Value -- End of Period                       $    37.27   $    46.68      $    45.40    $    55.50
=================================================================================================================

TOTAL RETURN(d)                                            (20.16%)       2.85%          (4.79%)      (10.56%)(e)

RATIOS
Net Assets -- End of Period ($000 Omitted)             $    5,846   $   15,892      $   10,767    $      470
Ratio of Expenses to Average Net Assets(f)(g)                2.81%        2.26%           2.03%         1.65%(h)
Ratio of Net Investment Loss to Average Net Assets(g)       (2.04%)      (1.70%)         (1.08%)       (0.54%)(h)
Portfolio Turnover Rate                                       179%         160%            177%          107%(i)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) Distribution was a tax return of capital.
(d) The applicable CDSC is not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Class were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.27% and ratio of net investment loss to average net assets would have been (2.50%).
(h) Annualized
(i) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31,
    2000.

FINANCIAL HIGHLIGHTS

HEALTH SCIENCES FUND -- CLASS K
--------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                       PERIOD
                                                                                        ENDED
                                                            YEAR ENDED MARCH 31      MARCH 31
--------------------------------------------------------------------------------------------
                                                             2003          2002          2001(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period               $      46.98  $      45.43    $    55.84
==================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                         (0.23)        (0.48)        (0.22)
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                           (8.94)         2.05        (10.19)
==================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                            (9.17)         1.57        (10.41)
==================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                             0.00          0.02(c)       0.00
==================================================================================================
Net Asset Value -- End of Period                     $      37.81  $      46.98    $    45.43
==================================================================================================

TOTAL RETURN                                               (19.50%)        3.42%       (18.64%)(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)           $      1,990     $   2,405    $        1
Ratio of Expenses to Average Net Assets(e)                   2.07%         1.71%         3.62%(f)
Ratio of Net Investment Loss to Average Net Assets          (1.29%)       (1.09%)       (2.75%)(f)
Portfolio Turnover Rate                                    179%          160%          177%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31,
    2002.
(c) Distribution was a tax return of capital.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements
    (which may include custodian fees).
(f) Annualized
(g) Portfolio turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

FINANCIAL HIGHLIGHTS

LEISURE FUND -- INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                              PERIOD
                                                                                               ENDED
                                                             YEAR ENDED MARCH 31            MARCH 31          YEAR ENDED OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                                      2003          2002          2001          2000(a)          1999          1998
PER SHARE DATA
Net Asset Value -- Beginning of Period           $   38.95     $   37.13     $   47.12     $   43.21        $   27.92     $   27.21
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss(c)                               (0.23)        (0.03)        (0.00)        (0.13)           (0.00)        (0.00)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                     (7.89)         2.21         (3.05)         7.27            17.20          3.69
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                     (8.12)         2.18         (3.05)         7.14            17.20          3.69
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                      0.00          0.36          6.94          3.23             1.91          2.98
====================================================================================================================================
Net Asset Value -- End of Period                 $   30.83     $   38.95     $   37.13     $   47.12        $   43.21     $   27.92
====================================================================================================================================

TOTAL RETURN                                        (20.87%)        6.01%        (5.50%)       17.34%(d)        65.13%        15.16%

RATIOS
Net Assets -- End of Period ($000 Omitted)       $ 536,108     $ 799,465     $ 607,428     $ 549,523        $ 443,348     $ 228,681
Ratio of Expenses to Average Net Assets(e)            1.50%         1.40%         1.36%         1.28%(f)         1.44%         1.41%
Ratio of Net Investment Loss to Average
  Net Assets                                        (0.69%)       (0.64%)       (0.51%)       (0.65%)(f)       (0.68%)       (0.09%)
Portfolio Turnover Rate                                20%           27%           28%           23%(d)           35%           31%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2003 and the period ended March 31,
    2000.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended March 31, 2001 and the years ended
    October 31, 1999 and 1998.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(f) Annualized

FINANCIAL HIGHLIGHTS

LEISURE FUND -- CLASS A & CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         CLASS A     CLASS B

                                                            YEAR        YEAR
                                                           ENDED       ENDED
                                                        MARCH 31    MARCH 31
--------------------------------------------------------------------------------
                                                            2003(a)     2003(a)

PER SHARE DATA
Net Asset Value -- Beginning of Period                $    38.96    $    38.96
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                        (0.17)        (0.38)
Net Losses on Securities (Both Realized
  and Unrealized)                                          (7.91)        (7.93)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                           (8.08)        (8.31)
================================================================================
Net Asset Value -- End of Period                      $    30.88    $    30.65
================================================================================

TOTAL RETURN(c)                                           (20.74%)      (21.33%)

RATIOS
Net Assets -- End of Period ($000 Omitted)            $   27,175    $    8,268
Ratio of Expenses to Average Net Assets(d)(e)               1.42%         2.14%
Ratio of Net Investment Loss to Average Net Assets(e)      (0.56%)       (1.29%)
Portfolio Turnover Rate                                       20%           20%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of Class B were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 2.23% and ratio of net investment loss to average net assets would have been (1.38%).

FINANCIAL HIGHLIGHTS

LEISURE FUND -- CLASS C
----------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                     PERIOD
                                                                                                      ENDED
                                                                  YEAR ENDED MARCH 31              MARCH 31
----------------------------------------------------------------------------------------------------------------
                                                           2003           2002           2001          2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period               $    38.29     $    36.80     $    47.09    $    45.51
================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                       (0.18)         (0.17)         (0.13)        (0.02)
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                         (8.11)          2.02          (3.22)         1.60
================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                          (8.29)          1.85          (3.35)         1.58
================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                           0.00           0.36           6.94          0.00
================================================================================================================
Net Asset Value -- End of Period                     $    30.00     $    38.29     $    36.80    $    47.09
================================================================================================================

TOTAL RETURN(c)                                          (21.65%)         5.10%         (6.18%)        3.47%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)            $   17,768     $   16,307     $    5,388    $       84
Ratio of Expenses to Average Net Assets(e)                 2.44%          2.26%          2.08%         1.71%(f)
Ratio of Net Investment Loss to Average Net Assets        (1.62%)        (1.48%)        (1.08%)       (0.42%)(f)
Portfolio Turnover Rate                                      20%            27%            28%           23%(g)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31,
    2000.

FINANCIAL HIGHLIGHTS

LEISURE FUND -- CLASS K
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          YEAR       PERIOD
                                                         ENDED        ENDED
                                                      MARCH 31     MARCH 31
--------------------------------------------------------------------------------
                                                          2003         2002(a)

PER SHARE DATA
Net Asset Value -- Beginning of Period               $   38.98    $   36.11
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                      (0.06)       (0.09)
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                        (8.18)        2.96
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                         (8.24)        2.87
================================================================================
Net Asset Value -- End of Period                     $   30.74    $   38.98
================================================================================

TOTAL RETURN                                            (21.14%)       7.95%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)           $  67,465    $  62,226
Ratio of Expenses to Average Net Assets(d)(e)             1.87%        1.23%(f)
Ratio of Net Investment Loss to Average Net Assets(e)    (1.05%)      (0.48%)(f)
Portfolio Turnover Rate                                     20%          27%(g)

(a) From December 17, 2001, since inception of Class, to March 31, 2002.
(b) The per share information was computed based on average shares for the period ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.21% and ratio of net investment loss to average net assets would have been (1.39%).
(f) Annualized
(g) Portfolio turnover is calculated at the Fund level. Represents the year ended March 31, 2002.

FINANCIAL HIGHLIGHTS

REAL ESTATE OPPORTUNITY FUND -- INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                              PERIOD
                                                                                               ENDED
                                                                YEAR ENDED MARCH 31         MARCH 31            YEAR ENDED JULY 31
------------------------------------------------------------------------------------------------------------------------------------
                                                            2003        2002       2001         2000(a)          1999         1998

PER SHARE DATA
Net Asset Value -- Beginning of Period                  $   7.89    $   7.12   $   6.63     $   6.90         $   9.15     $  10.99
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                       0.28        0.24       0.26         0.27             0.33         0.38
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                           (0.37)       0.78       0.48        (0.28)           (1.56)       (0.96)
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                           (0.09)       1.02       0.74        (0.01)           (1.23)       (0.58)
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                            0.27        0.25       0.25         0.26             1.02         1.26
====================================================================================================================================
Net Asset Value -- End of Period                        $   7.53    $   7.89   $   7.12     $   6.63         $   6.90     $   9.15
====================================================================================================================================

TOTAL RETURN                                               (1.12%)     14.67%     11.05%       (0.03%)(b)      (13.29%)      (6.49%)

RATIOS
Net Assets -- End of Period ($000 Omitted)              $ 20,313    $ 20,345   $ 28,546     $ 20,046         $ 17,406     $ 23,548
Ratio of Expenses to Average Net Assets(c)(d)               1.60%       1.61%      1.60%        1.34%(e)         1.34%        1.22%
Ratio of Net Investment Income to Average Net Assets(d)     3.92%       3.58%      3.52%        5.54%(e)         4.23%        3.53%
Portfolio Turnover Rate                                      248%        196%       338%(f)      272%(b)(f)       697%(f)      258%

(a) From August 1, 1999 to March 31, 2000.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by IFG for the years ended March 31, 2003, 2002 and 2001, the period ended March 31, 2000 and the years ended July 31, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.43%, 2.25%, 2.03%, 2.73% (annualized), 2.76% and 1.97%, respectively, and ratio of net investment income to average net assets would have been 3.09%, 2.94%, 3.09%, 4.15% (annualized), 2.81% and 2.78%, respectively.
(e) Annualized
(f) Portfolio Turnover was greater than expected during the year due to active trading undertaken in response to market conditions.

FINANCIAL HIGHLIGHTS

REAL ESTATE OPPORTUNITY FUND -- CLASS A & CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          CLASS A     CLASS B

                                                             YEAR        YEAR
                                                            ENDED       ENDED
                                                         MARCH 31    MARCH 31
--------------------------------------------------------------------------------
                                                             2003(a)     2003(a)

PER SHARE DATA
Net Asset Value -- Beginning of Period                  $    7.89   $    7.89
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                        0.28        0.21
Net Losses on Securities (Both Realized
  and Unrealized)                                           (0.39)      (0.36)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                            (0.11)      (0.15)
================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                             0.34        0.32
================================================================================
Net Asset Value -- End of Period                        $    7.44   $    7.42
================================================================================

TOTAL RETURN(b)                                             (1.45%)     (1.94%)

RATIOS
Net Assets -- End of Period ($000 Omitted)              $   2,409   $     133
Ratio of Expenses to Average Net Assets(c)(d)                1.66%       2.36%
Ratio of Net Investment Income to Average Net Assets(d)      4.57%       3.49%
Portfolio Turnover Rate                                       248%        248%

(a) Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(c) Ratio is based on Total Expenses of the Class, less Expenses absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of Class B were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 3.73% and ratio of net investment income to average net assets would have been 2.12%.

FINANCIAL HIGHLIGHTS

REAL ESTATE OPPORTUNITY FUND -- CLASS C
----------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                               PERIOD
                                                                                                                ENDED
                                                                              YEAR ENDED MARCH 31            MARCH 31
----------------------------------------------------------------------------------------------------------------------------
                                                                          2003        2002       2001            2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                               $    7.95   $    7.10  $    6.62       $    6.58
============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                     0.14        0.14       0.20            0.08
Net Gains or (Losses) on Securities (Both Realized and Unrealized)       (0.28)       0.82       0.48            0.06
============================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                         (0.14)       0.96       0.68            0.14
============================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                          0.08        0.11       0.20            0.10
============================================================================================================================
Net Asset Value -- End of Period                                     $    7.73   $    7.95  $    7.10       $    6.62
============================================================================================================================

TOTAL RETURN(b)                                                          (1.81%)     13.69%     10.20%           2.10%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                           $     838   $     484  $   1,336       $     143
Ratio of Expenses to Average Net Assets(d)(e)                             2.35%       2.37%      2.26%           1.77%(f)
Ratio of Net Investment Income to Average Net Assets(e)                   3.25%       2.72%      2.90%          19.13%(f)
Portfolio Turnover Rate                                                    248%        196%       338%(g)         272%(g)(h)


(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The applicable CDSC is not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the years ended March 31, 2003, 2002 and 2001 and the period ended March 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.74%, 2.72%, 2.26% and 2.04% (annualized), respectively, and ratio of net investment income to average net assets would have been 1.86%, 2.37%, 2.90% and 18.86% (annualized), respectively.
(f) Annualized
(g) Portfolio Turnover was greater than expected during the year due to active trading undertaken in response to market conditions.
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from August 1, 1999 to March 31, 2000.

FINANCIAL HIGHLIGHTS

TECHNOLOGY FUND -- INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                        PERIOD           PERIOD
                                                                                                         ENDED            ENDED
                                                                   YEAR ENDED MARCH 31                MARCH 31       OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                                            2003          2002            2001            2000(a)          1999(b)
PER SHARE DATA
Net Asset Value -- Beginning of Period                 $   30.93   $     35.98     $    102.55     $     58.43        $   33.85
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(c)
Net Investment Loss                                        (0.12)        (0.16)          (0.06)          (0.04)           (0.16)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                          (13.47)        (4.89)         (63.87)          48.07            24.74
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                          (13.59)        (5.05)         (63.93)          48.03            24.58
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                            0.00          0.00            2.64            3.91             0.00
====================================================================================================================================
Net Asset Value -- End of Period                       $   17.34   $     30.93     $     35.98     $    102.55        $   58.43
====================================================================================================================================

TOTAL RETURN                                              (43.94%)      (14.04%)        (63.39%)         86.14%(d)        72.61%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)             $ 707,040   $ 1,360,738     $ 1,396,788     $ 4,453,520        $ 951,925
Ratio of Expenses to Average Net Assets(e)                  0.90%         0.74%           0.58%           0.56%(f)         0.74%(f)
Ratio of Net Investment Loss to Average Net Assets         (0.59%)       (0.46%)         (0.08%)         (0.15%)(f)       (0.36%)(f)
Portfolio Turnover Rate                                      107%           79%             85%             28%(d)          143%(g)

(a) From November 1, 1999 to March 31, 2000.
(b) From December 22, 1998, since inception of Class, to October 31, 1999.
(c) The per share information was computed based on average shares for the years ended March 31, 2003 and 2002 and the period ended
    October 31, 1999.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended October 31, 1999.

FINANCIAL HIGHLIGHTS

TECHNOLOGY FUND -- INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                           PERIOD
                                                                                            ENDED
                                                       YEAR ENDED MARCH 31               MARCH 31             YEAR ENDED OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                                2003          2002           2001            2000(a)           1999           1998
PER SHARE DATA
Net Asset Value -- Beginning of Period     $   30.41   $     35.60    $    101.92     $     58.17       $     28.07    $     35.97
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss(b)                         (0.14)        (0.08)         (0.10)          (0.03)            (0.07)         (0.00)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)              (13.37)        (5.11)        (63.58)          47.69             30.17          (1.45)
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS              (13.51)        (5.19)        (63.68)          47.66             30.10          (1.45)
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                0.00          0.00           2.64            3.91              0.00           6.45
====================================================================================================================================
Net Asset Value -- End of Period           $   16.90   $     30.41    $     35.60     $    101.92       $     58.17    $     28.07
====================================================================================================================================

TOTAL RETURN                                  (44.43%)      (14.58%)       (63.54%)         85.87%(c)        107.23%         (2.47%)

RATIOS

Net Assets -- End of Period ($000 Omitted) $ 853,530   $ 1,865,251    $ 2,181,879     $ 5,034,087       $ 2,081,613    $ 1,008,771
Ratio of Expenses to Average Net Assets(d)      1.77%         1.37%          0.98%           0.88%(e)          1.20%          1.17%
Ratio of Net Investment Loss
  to Average Net Assets                        (1.46%)       (1.08%)        (0.47%)         (0.48%)(e)        (0.79%)        (0.49%)
Portfolio Turnover Rate                          107%           79%            85%             28%(c)           143%           178%

(a) From November 1, 1999 to March 31, 2000.
(b) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended October 31, 1998.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(e) Annualized

FINANCIAL HIGHLIGHTS

TECHNOLOGY FUND -- CLASS A & CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        CLASS A       CLASS B

                                                           YEAR          YEAR
                                                          ENDED         ENDED
                                                       MARCH 31      MARCH 31
--------------------------------------------------------------------------------
                                                           2003(a)       2003(a)

PER SHARE DATA
Net Asset Value -- Beginning of Period                 $   30.41     $   30.41
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                       (0.20)        (0.27)
Net Losses on Securities
  (Both Realized and Unrealized)                         (13.23)       (13.30)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                         (13.43)       (13.57)
================================================================================
Net Asset Value -- End of Period                      $   16.98     $   16.84
================================================================================

TOTAL RETURN(c)                                          (44.16%)      (44.62%)

RATIOS
Net Assets -- End of Period ($000 Omitted)            $   4,460     $     532
Ratio of Expenses to Average Net Assets(d)(e)              1.47%         2.15%
Ratio of Net Investment Loss to Average Net Assets(e)     (1.12%)       (1.71%)
Portfolio Turnover Rate                                     107%          107%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of each Class, less Expenses absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.51% for Class A and 2.74% for Class B and ratio of net investment loss to average net assets would have been (1.16%) for Class A and (2.30%) for Class B.

FINANCIAL HIGHLIGHTS

TECHNOLOGY FUND -- CLASS C
-------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                        PERIOD
                                                                                                         ENDED
                                                                     YEAR ENDED MARCH 31              MARCH 31
-------------------------------------------------------------------------------------------------------------------
                                                              2003          2002           2001           2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                  $    29.73    $    35.22     $   101.85     $    95.51
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                          (0.62)        (0.22)         (0.18)         (0.15)
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                           (12.72)        (5.27)        (63.81)          6.49
===================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                            (13.34)        (5.49)        (63.99)          6.34
===================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                              0.00          0.00           2.64           0.00
===================================================================================================================
Net Asset Value -- End of Period                        $    16.39    $    29.73     $    35.22     $   101.85
===================================================================================================================

TOTAL RETURN(c)                                             (44.87%)      (15.59%)       (63.89%)         6.63%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)              $    5,759    $   18,910     $   15,919     $    2,970
Ratio of Expenses to Average Net Assets(e)(f)                 2.69%         2.54%          1.86%          1.45%(g)
Ratio of Net Investment Loss to Average Net Assets(f)        (2.39%)       (2.26%)        (1.30%)        (1.03%)(g)
Portfolio Turnover Rate                                        107%           79%            85%            28%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.95%, and ratio of net investment loss to average net assets would have been (3.65%).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31,
    2000.

FINANCIAL HIGHLIGHTS

TECHNOLOGY FUND -- CLASS K
-------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                            PERIOD
                                                                                             ENDED
                                                                YEAR ENDED MARCH 31       MARCH 31
-------------------------------------------------------------------------------------------------------
                                                                2003           2002           2001(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                    $    30.22     $    35.09     $    60.01
=======================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                            (0.07)         (0.27)         (0.82)
Net Losses on Securities (Both Realized and Unrealized)       (13.37)         (4.60)        (24.10)
=======================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                              (13.44)         (4.87)        (24.92)
=======================================================================================================
Net Asset Value -- End of Period                          $    16.78     $    30.22     $    35.09
=======================================================================================================

TOTAL RETURN                                                  (44.47%)       (13.85%)       (41.54%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                $   22,156     $   27,147     $        1
Ratio of Expenses to Average Net Assets(d)(e)                   1.88%          1.28%          5.18%(f)
Ratio of Net Investment Loss to Average Net Assets(e)          (1.55%)        (1.15%)        (4.67%)(f)
Portfolio Turnover Rate                                          107%            79%            85%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the year ended March 31, 2003.
    If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.49%, and ratio of net investment loss to average net assets would have been (2.16%).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

FINANCIAL HIGHLIGHTS

TELECOMMUNICATIONS FUND -- INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                           PERIOD
                                                                                            ENDED
                                                        YEAR ENDED MARCH 31              MARCH 31               YEAR ENDED JULY 31
------------------------------------------------------------------------------------------------------------------------------------
                                                   2003        2002          2001            2000(a)            1999          1998
PER SHARE DATA
Net Asset Value -- Beginning of Period        $   12.36   $   23.89   $     64.42     $     31.80        $     19.60     $   15.31
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)                   (0.04)      (0.11)        (0.16)          (0.10)             (0.00)         0.01
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                  (4.36)     (11.42)       (38.91)          32.87              12.57          5.32
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                  (4.40)     (11.53)       (39.07)          32.77              12.57          5.33
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                   0.00        0.00          1.46            0.15               0.37          1.04
====================================================================================================================================
Net Asset Value -- End of Period              $    7.96   $   12.36   $     23.89     $     64.42        $     31.80     $   19.60
====================================================================================================================================

TOTAL RETURN                                     (35.60%)    (48.26%)      (61.42%)        103.25%(d)          65.52%        36.79%

RATIOS

Net Assets -- End of Period ($000 Omitted)    $ 274,947   $ 573,969   $ 1,486,660     $ 4,125,890        $ 1,029,256     $ 276,577
Ratio of Expenses to Average Net Assets(e)(f)      1.81%       1.70%         1.10%           0.99%(g)           1.24%         1.32%
Ratio of Net Investment Loss
  to Average Net Assets(f)                        (0.49%)     (0.57%)       (0.32%)         (0.32%)(g)         (0.49%)       (0.16%)
Portfolio Turnover Rate                             137%         91%           61%             24%(d)             62%           55%

(a) From August 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003, 2002 and 2001 and the period ended March 31, 2000.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended July 31, 1999.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(f) Various expenses of the Class were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.76% and ratio of net investment loss to average net assets would have been (1.44%).
(g) Annualized

FINANCIAL HIGHLIGHTS

TELECOMMUNICATIONS FUND-- CLASS A & CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          CLASS A     CLASS B

                                                             YEAR        YEAR
                                                            ENDED       ENDED
                                                         MARCH 31    MARCH 31
--------------------------------------------------------------------------------
                                                             2003(a)     2003(a)

PER SHARE DATA
Net Asset Value -- Beginning of Period                    $ 12.36     $ 12.36
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                         (0.08)      (0.03)
Net Losses on Securities (Both Realized and Unrealized)     (4.36)      (4.44)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                            (4.44)      (4.47)
================================================================================
Net Asset Value -- End of Period                          $  7.92     $  7.89
================================================================================

TOTAL RETURN(b)                                            (35.92%)    (36.17%)

RATIOS
Net Assets -- End of Period ($000 Omitted)                $   326     $    16
Ratio of Expenses to Average Net Assets(c)(d)                1.66%       2.57%
Ratio of Net Investment Loss to Average Net Assets(d)       (0.65%)     (1.44%)
Portfolio Turnover Rate                                       137%        137%

(a) Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by the Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of Class B were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 12.15% and ratio of net investment loss to average net assets would have been (11.02%).

FINANCIAL HIGHLIGHTS

TELECOMMUNICATIONS FUND -- CLASS C
-------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                        PERIOD
                                                                                                         ENDED
                                                                     YEAR ENDED MARCH 31              MARCH 31
-------------------------------------------------------------------------------------------------------------------
                                                              2003          2002           2001           2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                  $    12.10    $    23.70     $    64.37     $    59.28
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                          (0.34)        (0.04)         (0.13)         (0.06)
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                            (4.04)       (11.56)        (39.08)          5.15
===================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                             (4.38)       (11.60)        (39.21)          5.09
===================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                              0.00          0.00           1.46           0.00
===================================================================================================================
Net Asset Value -- End of Period                        $     7.72    $    12.10     $    23.70     $    64.37
===================================================================================================================

TOTAL RETURN(c)                                             (36.20%)      (48.95%)       (61.69%)         8.59%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)              $    2,188    $   10,392     $   11,980     $    2,530
Ratio of Expenses to Average Net Assets(e)(f)                 2.63%         2.60%          1.99%          1.49%(g)
Ratio of Net Investment Loss to Average Net Assets(f)        (1.18%)       (1.52%)        (1.18%)        (0.86%)(g)
Portfolio Turnover Rate                                        137%           91%            61%            24%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses the Class were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 5.76% and ratio of net investment loss to average net assets would have been (4.31%).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from August 1, 1999 to March 31,
    2000.

FINANCIAL HIGHLIGHTS

TELECOMMUNICATIONS FUND -- CLASS K
--------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 PERIOD
                                                                                  ENDED
                                                         YEAR ENDED MARCH 31   MARCH 31
--------------------------------------------------------------------------------------------
                                                           2003        2002        2001(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                  $ 12.30     $ 23.80     $ 36.43
============================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss(b)                                    (0.02)      (0.15)      (0.19)
Net Losses on Securities (Both Realized
  and Unrealized)                                         (4.38)     (11.35)     (12.44)
============================================================================================
TOTAL FROM INVESTMENT OPERATIONS                          (4.40)     (11.50)     (12.63)
============================================================================================
Net Asset Value -- End of Period                        $  7.90     $ 12.30     $ 23.80
============================================================================================

TOTAL RETURN                                             (35.77%)    (48.32%)    (34.67%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)              $   666     $   864     $     1
Ratio of Expenses to Average Net Assets(d)(e)              2.06%       2.21%       2.30%(f)
Ratio of Net Investment Loss to Average Net Assets(e)     (0.77%)     (1.32%)     (1.52%)(f)
Portfolio Turnover Rate                                     137%         91%         61%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March
    31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment
    Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the years ended March
    31, 2003 and 2002 and the period ended March 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.30%,
    2.42% and 3.38% (annualized), respectively, and ratio of net investment loss to average net assets would have been (2.01%), (1.53%) and (2.60%) (annualized), respectively.
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31,
    2001.

FINANCIAL HIGHLIGHTS

UTILITIES FUND -- INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                               PERIOD
                                                                                                ENDED
                                                             YEAR ENDED MARCH 31             MARCH 31        YEAR ENDED OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                                      2003           2002          2001          2000(a)         1999         1998
PER SHARE DATA
Net Asset Value -- Beginning of Period            $  10.66      $   16.20     $   20.42     $   17.68       $   14.73    $   12.42
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                 0.23           0.15          0.13          0.04            0.17         0.30
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                     (2.46)         (5.54)        (3.22)         3.95            3.20         2.56
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                     (2.23)         (5.39)        (3.09)         3.99            3.37         2.86
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                      0.24(b)        0.15          1.13          1.25            0.42         0.55
====================================================================================================================================
Net Asset Value -- End of Period                  $   8.19      $   10.66     $   16.20     $   20.42       $   17.68    $   14.73
====================================================================================================================================

TOTAL RETURN                                        (20.99%)       (33.34%)      (15.18%)       23.99%(c)       23.22%       23.44%

RATIOS
Net Assets -- End of Period ($000 Omitted)        $ 72,749      $ 124,578     $ 232,877     $ 260,554       $ 223,334    $ 177,309
Ratio of Expenses to Average Net Assets(d)(e)         1.30%          1.30%         1.30%         1.24%(f)        1.26%        1.29%
Ratio of Net Investment Income
  to Average Net Assets(e)                            2.63%          1.09%         0.74%         0.50%(f)        1.02%        1.82%
Portfolio Turnover Rate                                 64%            56%           49%           18%(c)          32%          47%

(a) From November 1, 1999 to March 31, 2000.
(b) Dividends and Distributions included a tax return of capital which aggregated less than $0.01 on a per share basis.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian and transfer agent fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the years ended March 31, 2003, 2002 and 2001, the period ended March 31, 2000 and the years ended October 31, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.90%, 1.57%, 1.40%, 1.33% (annualized), 1.43% and 1.36%, respectively, and ratio of net investment income to average net assets would have been 2.03%, 0.82%, 0.64%, 0.41% (annualized), 0.85% and 1.75%, respectively.
(f) Annualized

FINANCIAL HIGHLIGHTS

UTILITIES FUND -- CLASS A & CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         CLASS A      CLASS B

                                                            YEAR         YEAR
                                                           ENDED        ENDED
                                                        MARCH 31     MARCH 31
--------------------------------------------------------------------------------
                                                            2003(a)      2003(a)


PER SHARE DATA
Net Asset Value -- Beginning of Period                   $ 10.66      $ 10.66
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                       0.16         0.13
Net Losses on Securities (Both Realized
  and Unrealized)                                          (2.40)       (2.43)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                           (2.24)       (2.30)
================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                            0.29(b)      0.21(b)
================================================================================
Net Asset Value -- End of Period                         $  8.13      $  8.15
================================================================================

TOTAL RETURN(c)                                           (21.05%)     (21.67%)

RATIOS
Net Assets -- End of Period ($000 Omitted)               $   450      $   193
Ratio of Expenses to Average Net Assets(d)(e)               1.41%        2.14%
Ratio of Net Investment Income to Average Net Assets(e)     2.79%        1.84%
Portfolio Turnover Rate                                       64%          64%

(a) Class commenced operations on April 1, 2002.
(b) Dividends and Distributions included a tax return of capital which aggregated less than $0.01 on a per share basis.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of the Class, less Expensed Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.74% for Class A and 2.69% for Class B and ratio of net investment income to average net assets would have been 2.46% for Class A and 1.29% for Class B.

FINANCIAL HIGHLIGHTS

UTILITIES FUND -- CLASS C
-----------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                            PERIOD
                                                                                                             ENDED
                                                                           YEAR ENDED MARCH 31            MARCH 31
-----------------------------------------------------------------------------------------------------------------------
                                                                      2003        2002          2001          2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                           $   10.63   $   16.08     $   20.40     $   19.91
=======================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)                                       0.15        0.03         (0.00)        (0.01)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                                     (2.47)      (5.48)        (3.22)         0.52
=======================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                     (2.32)      (5.45)        (3.22)         0.51
=======================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                      0.09        0.00          1.10          0.02
=======================================================================================================================
Net Asset Value -- End of Period                                 $    8.22   $   10.63     $   16.08     $   20.40
=======================================================================================================================

TOTAL RETURN(d)                                                     (21.85%)    (33.87%)      (15.83%)        2.58%(e)

RATIOS
Net Assets -- End of Period ($000 Omitted)                       $     667   $   1,799     $   3,579     $     248
Ratio of Expenses to Average Net Assets(f)(g)                         2.05%       2.04%         2.07%         1.83%(h)
Ratio of Net Investment Income (Loss) to Average Net Assets(g)        1.75%       0.32%        (0.02%)       (0.32%)(h)
Portfolio Turnover Rate                                                 64%         56%           49%           18%(i)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended March 31, 2001.
(d) The applicable CDSC is not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Class were voluntarily absorbed by IFG for the years ended March 31, 2003, 2002 and 2001 and the period ended March 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.70%, 2.45%, 2.11% and 1.83% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 0.10%, (0.09%), (0.06%) and (0.32%) (annualized), respectively.
(h) Annualized
(i) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

                                                                     APPENDIX II


                        ANNUAL REPORT / DECEMBER 31, 2002
                             AIM NEW TECHNOLOGY FUND

                                  [COVER IMAGE]

                           [AIM LOGO APPEARS HERE]
                               --Servicemark--

                               AIMinvestments.com

================================================================================

                                  [COVER IMAGE]

                    VARIATIONS ON A RHYTHM BY RAYMOND JONSON

  RAYMOND JONSON EVOLVED FROM PAINTING LANDSCAPES IN HIS BELOVED NEW MEXICO TO

   ONE OF AMERICA'S BETTER KNOWN MODERNISTS. HIS WILLINGNESS TO EXPERIMENT AND

           TAKE RISKS WAS RARE IN 1930S AMERICA. IT IS OFTEN THAT SAME

  WILLINGNESS TO EXPERIMENT AND TAKE RISKS THAT BRINGS ABOUT INNOVATION AND NEW

          TECHNOLOGIES. THE FUND SEEKS TO IDENTIFY VISIONARY COMPANIES

             WHOSE TECHNOLOGICAL INNOVATIONS WILL SHAPE THE FUTURE.

 VARIATIONS ON A RHYTHM, 1931. JACK S. BLANTON MUSEUM OF ART, THE UNIVERSITY OF

     TEXAS AT AUSTIN. GIFT OF THOMAS GILCREASE FOUNDATION, 1948. FOR FURTHER

                  INFORMATION, PLEASE VISIT BLANTONMUSEUM.ORG.

================================================================================

AIM NEW TECHNOLOGY FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN STOCKS OF TECHNOLOGY AND SCIENCE COMPANIES.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o The fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o Had the advisor not waived fees and/or absorbed expenses, returns would have been lower.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales charge structures and class expenses.

o Investing in a single-sector mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

o The value of the fund's shares is particularly vulnerable to factors affecting the technology and science industries, such as substantial government regulations and the need for government approvals, dependency on consumer and business acceptance as new technologies evolve, and large and rapid price movements resulting from, among other things, fierce competition in these industries. Additional factors affecting the technology and science industries and the value of fund shares include rapid obsolescence of products and services, short product cycles, and aggressive pricing. Many technology companies are small and at an early state of development and, therefore, may be subject to risks such as limited product lines, markets, and financial and managerial resources.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o In the management discussion and in the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Dow Jones Industrial Average (the Dow) is a price-weighted average of 30 actively traded blue chip stocks.

o The unmanaged Lipper Science and Technology Fund Index represents an average of the performance of the 30 largest science and technology funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o  The unmanaged Pacific Stock Exchange Technology 100 Index (the PSE Technology
   100) is a price-weighted index of 100 listed and over-the-counter technology stocks from 15 technology-related industries.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of an index does not.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT IN A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
        AGENCY. THERE IS A RISK YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

                               TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           All of us know how difficult the equity markets were during
ROBERT H.           the fiscal year covered by this report, as major domestic
GRAHAM]             equity indexes posted negative returns for a third
                    consecutive year for the first time since 1939-1941. We know from experience that these conditions eventually end, though no one can predict exactly when. We remain confident in the resilience of the American economy. As the fiscal year closed, the U.S. economy as a whole had expanded for 14 months in a row.

                       In light of continuing market difficulties, I thought you
                    would appreciate detailed information on some of the methods AIM uses to manage your money. This information is presented in the two pages following this letter. I hope it provides you with a better understanding of our investment process, and I encourage you to read it carefully. One of our ongoing goals is to keep all of our shareholders well informed.

   To that end, we have also increased the number of comparative benchmarks we include in these reports.

   o We now compare your fund's performance to a broad market benchmark--typically the S&P 500 for domestic equity funds, for example, and the Lehman Aggregate Bond Index for domestic fixed-income funds. We have selected well-known and widely reported market benchmarks, even if they do not reflect precisely the kinds of securities in which your fund invests. The intent is to give you an idea of where your fund stands vis-a-vis the market as a whole.

   o We also have included what we call a style-specific market index, one we think more closely reflects the securities in which a fund invests. This can give you a sense of how your fund performed compared to the segments of the market in which it actually invests. You will notice that sometimes the performance of the style-specific index can be significantly better or worse than the performance of the market as a whole.

   o In addition, we have included your fund's Lipper category. Lipper, Inc., an independent mutual fund performance monitor, classifies funds by investment objective, style and market segment, among other criteria. Typically, a Lipper index includes the 30 largest funds within a particular category, so your fund may or may not be included in the index.

      Keep in mind that each fund in a Lipper category may interpret its objective differently and be managed with its own variation on a basic style such as growth or value. Nevertheless, Lipper performance numbers provide one method of comparing your fund's performance with that of a peer group of similar funds.

   Again, our intent is to give you as much relevant information as possible with which to evaluate your AIM fund.

BACK TO BASICS

When market conditions are as trying as they have been during the fiscal year covered by this report, we should all keep certain investing fundamentals in mind. First, professional advice is more important now than ever. A financial professional can help you understand your entire financial profile. Only then do you select individual investments to tailor your portfolio to specific goals and timetables.

   He or she can also help you learn the characteristics of various asset classes. Recently, many investors have been seeking safety in fixed-income investments. Unfortunately, many do not understand that bond prices move in the opposite direction of interest rates.

   Existing bonds have been rising in value as interest rates have fallen, contributing to attractive total returns. But rates are now so low the upside potential of bond prices is limited. Sooner or later, the economy will expand more robustly, and interest rates will begin to rise. That will lower bond values, reducing total returns. As ever, diversification is an investing fundamental.

   Finally, a financial advisor can help you develop reasonable expectations.

YOUR FUND MANAGERS' OBSERVATIONS

In the following pages, your fund's portfolio managers discuss your fund's performance during the fiscal year and the market conditions and investment strategies that affected that performance. I hope you find their comments informative.

   While corporate IT spending remained sluggish, consumer spending on technology remained relatively robust during 2002. Nevertheless, technology stocks performed poorly again during the fiscal year. For the year ended December 31, 2002, the fund's Class A shares returned -45.31% at net asset value (the performance of other share classes is shown on page 6). By comparison, the Lipper Science and Technology Fund Index (which measures the performance of funds with similar investment strategies) returned -41.38%.

   David P. Barnard, one of the portfolio managers on the management team for AIM New Technology Fund, announced his intention to retire January 31, 2003, after the close of the fiscal year. Abel Garcia remains on the management team for your fund, and Warren Tennant has joined the team.

   Timely information about your fund and the markets is available on our Web site, aiminvestments.com. Our Client Services Department can be reached during regular business hours at 800-959-4246.

   Thank you for investing in The AIM Family of Funds--Registered Trademark--. I look forward to reporting to you again in six months.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

================================================================================

                          FIRST, PROFESSIONAL ADVICE IS

                          MORE IMPORTANT NOW THAN EVER.

                          A FINANCIAL PROFESSIONAL CAN

                         HELP YOU UNDERSTAND YOUR ENTIRE

                               FINANCIAL PROFILE.

                                ROBERT H. GRAHAM

================================================================================

                      A SPECIAL MESSAGE TO OUR SHAREHOLDERS

INVESTMENT RESEARCH UPDATE
FOR AIM CLIENTS

 [EDGAR M. LARSEN PHOTO]

     EDGAR M. LARSEN
Chief Investment Officer

  [GARY T. CRUM PHOTO]

      GARY T. CRUM
Director of Investments

THE FINANCIAL MARKETS have been battered over the past year by a wave of corporate scandals, accounting restatements, bankruptcies of high-profile companies and, in a few cases, outright financial fraud. Many investors, understandably, feel uncertain about whether their portfolios are positioned to withstand such a prolonged and severe market downturn. Now seems to be an appropriate time to step back and reiterate AIM's concern for the financial well-being of all of our clients and AIM's commitment to competitive excellence across all investment disciplines.

   We at AIM are proud of our rigorous qualitative and quantitative analytical processes, and we remain confident that we will preserve our long-term record of success through uncompromising fundamental research. During this recent period of market instability, we have placed even greater focus on meticulous research, and we continually look for new ways to improve our process.

   We have the resources and the people needed to seek out the best investment opportunities that exist in any market. It should be emphasized that AIM's teams have not changed their investment strategies; rather our disciplines have been fine-tuned in order to better understand each portfolio holding and to optimize each fund's overall structure.

   Rigorous accounting analysis is at the forefront of our investment-research efforts. AIM employs both internal and external accounting experts and proprietary tools to screen our portfolios for high-risk situations and to look for investment opportunities.

BEYOND THE BOTTOM LINE

By going beyond the reported bottom-line numbers, we strive to understand where a company's growth is coming from and how sustainable it may be. Our discipline takes us through an in-depth examination of the financial statements and industry conditions, combined with an evaluation of management's style and strategy.

   AIM's portfolio managers have taken advantage of some unique valuations in this unusual market environment by adding opportunistically to their portfolios. In addition to strong financial fundamentals and attractively priced securities, AIM's teams look for companies with experienced and credible management teams. Sometimes this means not accepting the consensus view of a particular company.

   AIM seeks independent thought, both from our own analysts and portfolio managers, and from trusted Wall Street sources. Our goal is to cultivate an ongoing dialogue with independent thinkers in every industry, whether they work for one of our portfolio companies, on Wall Street, at an independent research boutique, or right here within our own firm. To this end, we have long had a collaborative environment where communication across investment teams is encouraged.

   For example, AIM's fixed-income and equity analysts attend the same meetings

================================================================================

                               RIGOROUS ACCOUNTING

                                 ANALYSIS IS AT

                                THE FOREFRONT OF

                                 OUR INVESTMENT-

                                RESEARCH EFFORTS.

================================================================================
with company managements, and thus analyze the company from two different perspectives. Our international managers work with our domestic teams to cover the more globally oriented companies. And the teams that manage AIM's sector-specific funds share their industry expertise with the rest of our investment teams. As our professional staff and resources have grown, so have the direct contacts with company management teams. Last year, AIM's analysts and portfolio managers had more than 4,000 meetings with the senior executives of our portfolio companies.

EDUCATION AND TRAINING

Continuing education and training are important in the ever-changing world of investment analysis. We invite experts from such fields as accounting, derivatives and banking to AIM so that we remain informed about current corporate-finance techniques, new accounting regulations and other shifts in the landscape of American business.

   Over the past five years, AIM has devoted substantial resources to our research department's personnel. Today, 68 percent of our investment management and research professionals have earned master's degrees in business or finance. Sixty percent have earned the Chartered Financial Analyst (CFA) or Certified Public Accountant (CPA) designations.

QUANTITATIVE EXPERTISE

AIM's team of quantitative analysts plays a large role in portfolio construction and performance monitoring. Our state-of-the-art proprietary tools include the means to optimize a portfolio's construction, which includes managing and monitoring risk, analyzing performance, and conducting hypothetical trading scenarios to see how they would affect the overall portfolio. These tools offer our investment teams a more acute awareness of how their portfolios stack up against their benchmarks and their peers.

   Attribution tools allow us to monitor relative sector and industry weightings, individual security weightings, and correlations across different holdings. Our portfolio management teams aren't the only ones using these customized risk-assessment tools. They also are used to generate detailed reports that are reviewed by members of AIM's senior management. We have a schedule of formalized periodic reviews to assess the construction and the risk-adjusted performance of the funds, to offer guidance to the portfolio managers, and to take corrective action when warranted.

DIVERSIFICATION OF AIM'S OFFERINGS

Even during the equity-market bubble of the late 1990s, AIM advocated a diversified approach to portfolio management for its clients. As growth stocks registered double-digit gains, we were taking a longer-term view of the markets and actively diversified our product line across market styles and capitalization ranges.

   As the financial markets have changed over the past few years, so has AIM's selection of fund offerings. In the past, AIM was recognized for investing in the equities of U.S. growth companies. Today, AIM's three largest equity funds--AIM Basic Value Fund, AIM Premier Equity Fund and AIM Constellation Fund--represent three distinctly different investment disciplines: Value, Blend and Growth. Complementing those funds are dozens more in all styles, market-cap ranges, asset classes, and geographic regions.

   AIM's clients can create diversified, all-weather portfolios by selecting from our full spectrum of funds, whether they seek equity or fixed-income, value or growth, domestic or international, aggressive or conservative, or any combination in between. Over the course of any complete market cycle, we expect a portfolio that is a blend of these quality funds will provide a prudent approach to achieving one's long-term investment goals.

   This period of market dislocation has been painful for all of us. But over the long term, we are confident that tightened accounting regulations, an increased level of governmental oversight, and the reallocation of resources following the recent bubble will all result in a healthy resurgence of the American financial system.

   AIM's investment teams and processes continue to be honed and tested in today's challenging environment. We believe that this prolonged bear market has created some unparalleled opportunities to invest in leading companies that will weather the market storm and recover their industry-leading positions when global economic growth reaccelerates.

   We are grateful for the trust our clients have placed in AIM, and we reaffirm our commitment to excellence across all of our investment disciplines.

Sincerely,

/s/ GARY T. CRUM
Gary T. Crum
Director of Investments/AIM

/s/ EDGAR M. LARSEN
Edgar M. Larsen
Chief Investment Officer/AIM

================================================================================

                               ... WE REAFFIRM OUR

                                  COMMITMENT TO

                              EXCELLENCE ACROSS ALL

                                OF OUR INVESTMENT

                                  DISCIPLINES.

================================================================================

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

BEAR MARKET PERSISTS THROUGHOUT
FISCAL YEAR

The year ended December 31, 2002, was difficult for technology stocks, as one-year fund and index performance figures demonstrate. The chart showing the fund's performance since inception on page 6 demonstrates how vulnerable a single-sector fund can be to a severe and sustained downturn in the sector in which it invests.

RELEVANT MARKET CONDITIONS

The U.S. economy grew, albeit unevenly, throughout 2002. The economy was helped by generally strong consumer confidence and retail sales; in fact, auto and home sales approached record levels. Mixed economic signals prompted the Federal Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, until early November, when it cut rates to 1.25%. It was the Fed's only rate cut of 2002.

   Investors remained bearish for much of 2002, and for the major stock market indexes it was the third consecutive year of negative performance. While markets generally rallied in March, October, and November, the S&P 500 sustained its most significant loss in more than a quarter of a century. Every sector of the S&P 500 declined for the year, with technology and telecommunications sustaining the most significant declines.

   Economic signals were mixed at year's end, but there was increasing evidence that the worst might be over for the stock market. Positive economic signals included low inflation, low short-term interest rates, continued strong consumer spending, and positive economic growth. Nevertheless, a weak job market (unemployment was at 6.0% in December), continued depressed capital spending by businesses, and uncertainty about the pace of economic recovery--as well as developments in Iraq and North Korea--remained concerns as 2002 ended.

   After touching five-year lows on October 9, the stock market rallied strongly in October and November, before easing lower in December. The Dow, for example, enjoyed its best single-month performance in 15 years in October, and as the year ended, stock valuations were more attractive than they had been in the last several years. While no one can say for sure when the markets will rebound, history suggests that bear markets always end eventually.

FUND STRATEGIES AND TECHNIQUES

In an extraordinarily difficult environment, we increased our exposure to mid- and large-size companies in an effort to provide greater stability to the fund. The information technology sector as a whole rallied in October and November, when tech stocks came to be

================================================================================

                              IN AN EXTRAORDINARILY

                             DIFFICULT ENVIRONMENT,

                                  WE INCREASED

                              OUR EXPOSURE TO MID-

                                 AND LARGE-SIZE

                             COMPANIES IN AN EFFORT

                               TO PROVIDE GREATER

                             STABILITY TO THE FUND.

================================================================================


PORTFOLIO COMPOSITION
As of 12/31/02, based on total net assets


======================================================================================================
TOP 10 EQUITY HOLDINGS                           TOP 10 INDUSTRIES
------------------------------------------------------------------------------------------------------
  1. Dell Computer Corp.                3.5%       1. Semiconductors                            10.3%

  2. Gilead Sciences, Inc.              3.1        2. Aerospace & Defense                        9.0

  3. Symantec Corp.                     3.0        3. Biotechnology                              7.5

  4. Alliant Techsystems Inc.           2.7        4. Internet Software & Services               7.0

  5. Overture Services, Inc.            2.7        5. Systems Software                           6.6

  6. Engineered Support Systems, Inc.   2.6        6. Health Care Distributors & Services        6.5

  7. Microsoft Corp.                    2.5        7. Telecommunications Equipment               6.2

  8. Websense, Inc.                     2.4        8. Application Software                       6.1

  9. eBay Inc.                          2.3        9. Computer Storage & Peripherals             6.1

 10. Mercury Interactive Corp.          2.3       10. Computer Hardware                          5.4

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
======================================================================================================

perceived as "inexpensive" despite the lack of any significant change in their fundamentals. Nonetheless, we continued to consider only stocks of companies with strong fundamentals and the prospect for solid earnings growth for inclusion in the fund.

   The fund was hurt by its semiconductor and semiconductor equipment holdings for much of the year. Historically, such stocks have been among the first technology-related stocks to benefit from economic recoveries. We reduced our semiconductor-related holdings when it became clear that a hoped-for recovery in the tech sector would not materialize in 2002. We increased our defense-related holdings during the second half of the year, but despite rising international tensions, such stocks weakened as the year drew to a close. On a more positive note, our biotechnology holdings did well even though the industry suffered overall.

   Nextel and Accredo Health were among the holdings that helped fund performance; IDEC Pharmaceuticals was one that did not.

   o Nextel, the nation's fifth-largest U.S. mobile phone operator, targets businesses rather than lower-margin consumers. Nextel has the highest revenue per user and the lowest subscriber turnover rate in the industry.

   o Accredo Health provides prescriptions via overnight shipping, assists with treatment programs, and offers claim-processing services. The company's revenues and earnings doubled in 2002, and its stock price climbed significantly.

   o IDEC Pharmaceuticals develops treatments for cancer and autoimmune diseases, and the company ranks among the select few biotechnology firms that are profitable. The company's best-selling Rituxan treats non-Hodgkin's lymphoma. Delivered intravaneously, it spares patients chemotherapy or radiation therapy.

IN CLOSING

We know that market conditions in recent years have been largely disappointing, and that stocks in the technology and telecommunications sectors have been particularly disappointing. We want to assure you that your fund management team continues to work diligently to meet the fund's investment objective of growth of capital.

================================================================================

                            PORTFOLIO MANAGEMENT TEAM
                                 AS OF 12/31/02
                            ABEL GARCIA, LEAD MANAGER
                                DAVID P. BARNARD
                                  ROBERT LLOYD

                          See important fund and index
                         disclosures inside front cover.

                           For More Information Visit

                                    [GRAPHIC]

                               AIMinvestments.com

================================================================================

HISTORY SUGGESTS THAT BEAR MARKETS EVENTUALLY END ...

U. S. STOCK MARKET AS REPRESENTED BY S&P 500

=======================================================================================================================

                                                  [LINE CHART]

12/31/52   26  4/30/59    57  8/31/65    87  11/30/71   93  4/28/78    96  8/31/84   166  12/31/90  330  4/30/97    801
1/30/53    26  5/29/59    58  9/30/65    89  12/31/71  102  5/31/78    97  9/28/84   166  1/31/91   343  5/30/97    848
2/27/53    25  6/30/59    58  10/29/65   92  1/31/72   103  6/30/78    95  10/31/84  166  2/28/91   367  6/30/97    885
3/31/53    25  7/31/59    60  11/30/65   91  2/29/72   106  7/31/78   100  11/30/84  163  3/29/91   375  7/31/97    954
4/30/53    24  8/31/59    59  12/31/65   92  3/31/72   107  8/31/78   103  12/31/84  167  4/30/91   375  8/29/97    899
5/29/53    24  9/30/59    56  12/31/65   92  4/28/72   107  9/29/78   102  1/31/85   179  5/31/91   389  9/30/97    947
6/30/53    24  10/30/59   57  1/31/66    92  5/31/72   109  10/31/78   93  2/28/85   181  6/28/91   371  10/31/97   914
7/31/53    24  11/30/59   58  2/28/66    91  6/30/72   107  11/30/78   94  3/29/85   180  7/31/91   387  11/28/97    95
8/31/53    23  12/31/59   59  3/31/66    89  7/31/72   107  12/29/78   96  4/30/85   179  8/30/91   395  12/31/97   970
9/30/53    23  1/29/60    55  4/29/66    91  8/31/72   111  1/31/79    99  5/31/85   189  9/30/91   387  1/30/98    980
10/30/53   24  2/29/60    56  5/31/66    86  9/29/72   110  2/28/79    96  6/28/85   191  10/31/91  392  2/27/98   1049
11/30/53   24  3/31/60    55  6/30/66    84  10/31/72  111  3/30/79   101  7/31/85   190  11/29/91  375  3/31/98   1101
12/31/53   24  4/29/60    54  7/29/66    83  11/30/72  116  4/30/79   101  8/30/85   188  12/31/91  417  4/30/98   1111
1/29/54    26  5/31/60    55  8/31/66    77  12/29/72  118  5/31/79    99  9/30/85   182  1/31/92   408  5/29/98   1090
2/26/54    26  6/30/60    56  9/30/66    76  1/31/73   116  6/29/79   102  10/31/85  189  2/28/92   412  6/30/98   1133
3/31/54    26  7/29/60    55  10/31/66   80  2/28/73   111  7/31/79   103  11/29/85  202  3/31/92   403  7/31/98   1120
4/30/54    28  8/31/60    56  11/30/66   80  3/30/73   111  8/31/79   109  12/31/85  211  4/30/92   414  8/31/98    957
5/31/54    29  9/30/60    53  12/30/66   80  4/30/73   106  9/28/79   109  1/31/86   211  5/29/92   415  9/30/98   1017
6/30/54    29  10/31/60   53  1/31/67    86  5/31/73   104  10/31/79  101  2/28/86   226  6/30/92   408  10/30/98  1098
7/30/54    30  11/30/60   55  2/28/67    86  6/29/73   104  11/30/79  106  3/31/86   238  7/31/92   424  11/30/98  1163
8/31/54    29  12/30/60   58  3/31/67    90  7/31/73   108  12/31/79  107  4/30/86   235  8/31/92   414  12/31/98  1229
9/30/54    32  1/31/61    61  4/28/67    94  8/31/73   104  1/31/80   114  5/30/86   247  9/30/92   417  1/29/99   1279
10/29/54   31  2/28/61    63  5/31/67    89  9/28/73   108  2/29/80   113  6/30/86   250  10/30/92  418  2/26/99   1238
11/30/54   34  3/31/61    65  6/30/67    90  10/31/73  108  3/31/80   102  7/31/86   236  11/30/92  431  3/31/99   1286
12/31/54   35  4/28/61    65  7/31/67    94  11/30/73   95  4/30/80   106  8/29/86   252  12/31/92  435  4/30/99   1335
1/31/55    36  5/31/61    66  8/31/67    93  12/31/73   97  5/30/80   111  9/30/86   231  1/29/93   438  5/31/99   1301
2/28/55    36  6/30/61    64  9/29/67    96  1/31/74    96  6/30/80   114  10/31/86  243  2/26/93   443  6/30/99   1372
3/31/55    36  7/31/61    66  10/31/67   93  2/28/74    96  7/31/80   121  11/28/86  249  3/31/93   451  7/30/99   1328
4/29/55    37  8/31/61    68  11/30/67   94  3/29/74    93  8/29/80   122  12/31/86  242  4/30/93   440  8/31/99   1320
5/31/55    37  9/29/61    66  12/29/67   96  4/30/74    90  9/30/80   125  1/30/87   274  5/31/93   450  9/30/99   1282
6/30/55    41  10/31/61   68  1/31/68    92  5/31/74    87  10/31/80  127  2/27/87   284  6/30/93   450  10/29/99  1362
7/29/55    43  11/30/61   71  2/29/68    89  6/28/74    86  11/28/80  140  3/31/87   291  7/30/93   448  11/30/99  1388
8/31/55    43  12/29/61   71  3/29/68    90  7/31/74    79  12/31/80  135  4/30/87   288  8/31/93   463  12/31/99  1469
9/30/55    43  1/31/62    68  4/30/68    97  8/30/74    72  1/30/81   129  5/29/87   290  9/30/93   458  1/31/00   1394
10/31/55   42  2/28/62    69  5/31/68    98  9/30/74    63  2/27/81   131  6/30/87   304  10/29/93  467  2/29/00   1366
11/30/55   45  3/30/62    69  6/28/68    99  10/31/74   73  3/31/81   136  7/31/87   318  11/30/93  461  3/31/00   1498
12/30/55   45  4/30/62    65  7/31/68    97  11/29/74   69  4/30/81   132  8/31/87   329  12/31/93  466  4/28/00   1452
1/31/56    43  5/31/62    59  8/30/68    98  12/31/74   68  5/29/81   132  9/30/87   321  1/31/94   481  5/31/00    142
2/29/56    45  6/29/62    54  9/30/68   102  1/31/75    76  6/30/81   131  10/30/87  251  2/28/94   467  6/30/00    145
3/30/56    48  7/31/62    58  10/31/68  103  2/28/75    81  7/31/81   130  11/30/87  230  3/31/94   445  7/31/00   1430
4/30/56    48  8/31/62    59  11/29/68  108  3/31/75    83  8/31/81   122  12/31/87  247  4/29/94   450  8/31/00   1517
5/31/56    45  9/28/62    56  12/31/68  103  4/30/75    87  9/30/81   116  1/29/88   257  5/31/94   456  9/29/00   1436
6/29/56    46  10/31/62   56  1/31/69   103  5/30/75    91  10/30/81  121  2/29/88   267  6/30/94   444  10/31/00   142
7/31/56    49  11/30/62   62  2/28/69    98  6/30/75    95  11/30/81  126  3/31/88   258  7/29/94   458  11/30/00  1314
8/31/56    47  12/31/62   63  3/31/69   101  7/31/75    88  12/31/81  122  4/29/88   261  8/31/94   475  12/29/00  1320
9/28/56    45  1/31/63    66  4/30/69   103  8/29/75    86  1/29/82   120  5/31/88   262  9/30/94   462  1/31/01   1366
10/31/56   45  2/28/63    64  5/30/69   103  9/30/75    83  2/26/82   113  6/30/88   273  10/31/94  472  2/28/01   1239
11/30/56   45  3/29/63    66  6/30/69    97  10/31/75   89  3/31/82   111  7/29/88   272  11/30/94  453  3/30/01   1160
12/31/56   46  4/30/63    69  7/31/69    91  11/28/75   91  4/30/82   116  8/31/88   261  12/30/94  459  4/30/01   1249
1/31/57    44  5/31/63    70  8/29/69    95  12/31/75   90  5/31/82   111  9/30/88   271  1/31/95   470  5/31/01   1255
2/28/57    43  6/28/63    69  9/30/69    93  1/30/76   100  6/30/82   109  10/31/88  278  2/28/95   487  6/29/01   1224
3/29/57    44  7/31/63    69  10/31/69   97  2/27/76    99  7/30/82   107  11/30/88  273  3/31/95   500  7/31/01   1211
4/30/57    45  8/30/63    72  11/28/69   93  3/31/76   102  8/31/82   119  12/30/88  277  4/28/95   514  8/31/01   1133
5/31/57    47  9/30/63    71  12/31/69   92  4/30/76   101  9/30/82   120  1/31/89   297  5/31/95   533  9/28/01   1040
6/28/57    47  10/31/63   74  1/30/70    85  5/31/76   100  10/29/82  133  2/28/89   288  6/30/95   544  10/31/01  1059
7/31/57    47  11/29/63   73  2/27/70    89  6/30/76   104  11/30/82  138  3/31/89   294  7/31/95   562  11/30/01  1139
8/30/57    45  12/31/63   75  3/31/70    89  7/30/76   103  12/31/82  140  4/28/89   309  8/31/95   561  12/31/01  1148
9/30/57    42  1/31/64    77  4/30/70    81  8/31/76   102  1/31/83   145  5/31/89   320  9/29/95   584  1/31/02    113
10/31/57   41  2/28/64    77  5/29/70    76  9/30/76   105  2/28/83   148  6/30/89   317  10/31/95  581  2/28/02   1106
11/29/57   41  3/31/64    78  6/30/70    72  10/29/76  102  3/31/83   152  7/31/89   346  11/30/95  605  3/29/02   1147
12/31/57   39  4/30/64    79  7/31/70    78  11/30/76  102  4/29/83   164  8/31/89   351  12/29/95  615  4/30/02   1076
1/31/58    41  5/29/64    80  8/31/70    81  12/31/76  107  5/31/83   162  9/29/89   349  1/31/96   636  5/31/02   1067
2/28/58    40  6/30/64    81  9/30/70    84  1/31/77   102  6/30/83   168  10/31/89  340  2/29/96   640  6/28/02    989
3/31/58    42  7/31/64    83  10/30/70   83  2/28/77    99  7/29/83   162  11/30/89  345  3/29/96   645  7/31/02    911
4/30/58    43  8/31/64    81  11/30/70   87  3/31/77    98  8/31/83   164  12/29/89  353  4/30/96   654  8/30/02    916
5/30/58    44  9/30/64    84  12/31/70   92  4/29/77    98  9/30/83   166  1/31/90   329  5/31/96   669  9/30/02    815
6/30/58    45  10/30/64   84  1/29/71    95  5/31/77    96  10/31/83  163  2/28/90   331  6/28/96   670  10/30/02   890
7/31/58    47  11/30/64   84  2/26/71    96  6/30/77   100  11/30/83  166  3/30/90   339  7/31/96   639  11/29/02   936
8/29/58    47  12/31/64   84  3/31/71   100  7/29/77    98  12/30/83  164  4/30/90   330  8/30/96   651  12/31/02   879
9/30/58    50  1/29/65    87  4/30/71   103  8/31/77    96  1/31/84   163  5/31/90   361  9/30/96   687
10/31/58   51  2/26/65    87  5/31/71    99  9/30/77    96  2/29/84   157  6/29/90   358  10/31/96  705
11/28/58   52  3/31/65    86  6/30/71    99  10/31/77   92  3/30/84   159  7/31/90   356  11/29/96  757
12/31/58   55  4/30/65    89  7/30/71    95  11/30/77   94  4/30/84   160  8/31/90   322  12/31/96  740
1/30/59    55  5/31/65    88  8/31/71    99  12/30/77   95  5/31/84   150  9/28/90   306  1/31/97   786
2/27/59    55  6/30/65    84  9/30/71    98  1/31/78    89  6/29/84   153  10/31/90  304  2/28/97   790
3/31/59    55  7/30/65    85  10/29/71   94  2/28/78    87  7/31/84   150  11/30/90  322  3/31/97   757
                                             3/31/78    89

                                                                                                   Source: Bloomberg LP

=======================================================================================================================

The last three years have been challenging for equity mutual fund investors. The S&P 500, considered representative of U.S. stock market performance, has declined significantly since hitting an all-time high in early 2000.

   The colored bars on the chart represent bear markets, typically defined as a 20% decline in the stock market. As the chart shows, the 2000-2002 bear market has been more severe and more prolonged than any other in the last 50 years. But it shows that market declines have always ended--and that the stock market has risen over time. While past performance cannot guarantee comparable future results, and while no one can say precisely when the current decline will end, history suggests that bear markets eventually end.

   That is why AIM urges all investors to maintain a long-term investment discipline.

FUND PERFORMANCE


===================================================================================================================================

RESULTS OF A $10,000 INVESTMENT
8/31/00-12/31/02

                                [MOUNTAIN CHART]

               AIM NEW             AIM NEW             AIM NEW                                                     LIPPER SCIENCE
               TECHNOLOGY FUND     TECHNOLOGY FUND     TECHNOLOGY FUND     S&P 500             PSE TECHNOLOGY      AND TECHNOLOGY
DATE           CLASS A SHARES      CLASS B SHARES      CLASS C SHARES      INDEX               100 INDEX           FUND INDEX

08/31/00       9450                10000               10000               10000               10000               10000
09/30/00       9592                10130               10130               9472                8876                8975
10/31/00       8335                8800                8800                9432                8302                7990
11/30/00       5973                6310                6310                8689                6939                5931
12/31/00       6370                6730                6730                8732                6959                5868
01/31/01       6285                6629                6640                9042                7843                6463
02/28/01       4159                4389                4379                8218                6412                4779
03/31/01       3270                3440                3440                7698                5658                4079
04/30/01       4159                4380                4370                8295                6579                4875
05/31/01       4149                4369                4370                8351                6340                4648
06/30/01       4310                4539                4540                8148                6201                4571
07/31/01       3837                4030                4030                8068                5878                4205
08/31/01       3478                3650                3660                7564                5405                3679
09/30/01       2760                2900                2900                6953                4420                2890
10/31/01       3176                3330                3330                7086                5117                3327
11/30/01       3478                3650                3660                7629                5809                3812
12/31/01       3629                3810                3810                7697                5874                3830
01/31/02       3469                3630                3630                7584                5845                3763
02/28/02       2911                3050                3050                7438                5367                3260
03/31/02       3289                3440                3440                7718                5856                3557
04/30/02       2911                3040                3040                7250                5174                3134
05/31/02       2731                2850                2860                7197                4965                2970
06/30/02       2467                2570                2580                6684                4389                2579
07/31/02       2108                2200                2200                6164                3875                2303
08/31/02       2004                2100                2100                6204                3825                2249
09/30/02       1843                1920                1920                5530                3296                1936
10/31/02       2060                2150                2160                6016                3845                2229
11/30/02       2268                2370                2370                6370                4391                2570
12/31/02       1985                1998                2070                5995                3916                2245

                                                                                                   Source: Lipper, Inc.

Past performance cannot guarantee comparable future results.

===================================================================================================================================

Your fund's total return includes sales charges, expenses, and management fees. Results for B shares are calculated as if a hypothetical shareholder had liquidated his entire investment in the fund at the close of the reporting period and paid the applicable contingent deferred sales charges.

Performance of the fund's Class A, Class B, and Class C shares will differ due to different sales charge structures and class expenses. For fund performance calculations and indexes used in this report,please see the inside front cover.

Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on fund distributions or sale of fund shares. Performance for the indexes does not reflect the effects of taxes.





FUND RETURNS

AVERAGE ANNUAL TOTAL RETURNS

as of 12/31/02 including sales charges

================================================================================

                                  [HYPO CHART]

CLASS A SHARES
  Inception (8/31/00)                -49.98%
    1 Year                           -48.28
CLASS B SHARES
  Inception (8/31/00)                -49.84%
    1 Year                           -48.64
CLASS C SHARES
  Inception (8/31/00)                -49.07%
    1 Year                           -46.21

DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORIC PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

FUND VS. INDEXES

Total Returns 12/31/01-12/31/02

excluding sales charges

================================================================================

CLASS A SHARES                          -45.31%
CLASS B SHARES                          -45.93%
CLASS C SHARES                          -45.67%
S&P 500 (BROAD MARKET INDEX)            -22.09%
PSE TECHNOLOGY
100 INDEX (STYLE-SPECIFIC INDEX)        -33.33%
LIPPER SCIENCE AND TECHNOLOGY
FUND INDEX (PEER GROUP)                 -41.38%

================================================================================

EDUCATION AND PLANNING

WANT TO BE A LONG-TERM INVESTOR?
THESE FOUR TIPS CAN HELP.

================================================================================

                              SUCCESSFUL INVESTING

                             REQUIRES DISCIPLINE AND

                            TIME. MOST OF US CLAIM TO

                            BE LONG-TERM INVESTORS--

                            BUT OUR DISCIPLINE CAN BE

                          SORELY TESTED DURING PERIODS

                             OF MARKET VOLATILITY OR

                            MARKET DECLINES. HERE ARE

                           FOUR TIPS THAT CAN HELP YOU

                              MAINTAIN A LONG-TERM

                            PERSPECTIVE WHEN MARKETS

                                BECOME UNCERTAIN.

================================================================================

1 DON'T TRY TO TIME THE MARKET

Markets rise and fall, and even the most experienced investment professionals can't consistently predict when market trends will change. That's why most investment professionals remain invested for the long term, regardless of short-term market fluctuations.

   Some individual investors, however, exit the market at the first sign of volatility. History shows that by doing so they risk lowering their long-term investment returns.

   Historically, stocks have provided higher average annual total returns than other asset classes. The S&P 500--considered representative of the U.S. stock market as a whole--boasts an average annual total return of 11.07% for the 50 years ended December 31, 2002. During those five decades, America experienced boom and bust, war and peace--but long-term investors were rewarded for their discipline and patience.

   Markets have always been subject to sharp and sudden declines--and equally sharp and sudden gains. Investors who exit the market at the first sign of a decline risk missing out on significant one-day gains.

2 SET REASONABLE EXPECTATIONS

While stocks have outperformed other investments over the last half century, they are subject to much higher or much lower returns in a given year or over relatively short investment periods. The 1990s saw much higher-than-average annual returns, but returns for 2000 were much lower than the historical averages. Like many other things, investment returns are subject to significant volatility over the short term--but they average out over time.

   Take a look at how returns for the S&P 500 compare over the short term and the long term. When markets become difficult, as they have been for the last three years, it's natural to long for the "good old days" of the 1990s when markets experienced robust growth year after year. Long-term investors, of course, realize that the 1990s were as much an aberration as are the double-digit declines

================================================================================

THE LONG AND SHORT OF INVESTING

ANNUAL RETURNS CAN VARY WIDELY, BUT THEY AVERAGE OUT OVER TIME

S&P 500 Index(1)

======================================================================================
                              AVERAGE                HIGHEST                    LOWEST
TIME PERIOD                   RETURN                 RETURN                     RETURN

1971-1980                      8.48%                   --                         --
1975                            --                   37.23%                       --
1974                            --                     --                      -26.47%
1981-1990                     13.92                    --                         --
1985                            --                   31.73                        --
1981                            --                     --                       -4.92
1991-2000                     17.44                    --                         --
1995                            --                   37.53                        --
2000                            --                     --                       -9.10
30-year average (1971-2000):  13.22                    --                         --

Source: Lipper, Inc.

================================================================================

we've seen more recently. Long-term investors look past short-term declines and keep reasonable long-term expectations.

   Remember, on average, a 20% market decline occurs every five years, and 10 20% corrections occurred in the 54-year period from 1946 to 1999. The market declines of 2000 and 2002 are nothing new to long-term investors.

3 PRACTICE DOLLAR-COST AVERAGING

Saving and investing for long-term goals, such as retirement, is a lifelong process--something we need to do year after year, regardless of temporary market conditions.

   Dollar-cost averaging can take the guesswork out of investing and can help you achieve your long-term investment goals. When you practice dollar-cost averaging, you invest a fixed amount of money at regular intervals regardless of market conditions. You can decide how much and how often to invest.

   There are several advantages to dollar-cost averaging:

   o Regular investing helps you make the most of market swings. By investing a fixed amount on a regular basis, you automatically buy more shares when prices are low and fewer shares when prices are high.

   o Your average cost per share is less than your average price per share. (The chart below illustrates how dollar-cost averaging works.) The only time this would not occur is if share prices remain constant.

   o This strategy is especially appropriate for long-term investments, such as retirement plans. This is because the longer you maintain a regular investment program, the more likely it is that you will buy shares at a wide variety of prices.

   o You will be less tempted to make decisions based on short-term events or market conditions. Dollar-cost averaging helps take the emotion out of the investment process.

4 TALK WITH YOUR FINANCIAL ADVISOR

Any time of uncertainty is a good time to speak with your financial advisor.

   Your financial advisor can help you maintain a long-term investment perspective. He or she is familiar with your unique financial situation and financial goals. He or she can work with you to ensure that your investments are still appropriate to achieve your long-term financial goals--or can recommend changes to your investments based on changing market conditions or your changing needs.

   Your financial advisor can help you remain committed to your long-term financial goals and can explain how a disciplined approach to investing can be beneficial over the long term. Also, your financial advisor can ensure that your investments are diversified across various asset classes and investment styles to manage risk.

The unmanaged Standard and Poor's Composite Index of 500 Stocks (S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock-market performance. Results assume the reinvestment of dividends. An investment cannot be made directly in an index.

No investment technique can assure a profit or protect against losses in declining markets. Because dollar-cost averaging involves investing continuously regardless of fluctuating securities prices, you should consider your ability to continue making purchases during periods of low price levels.

Source: Ibbotson Associates

USING DOLLAR-COST AVERAGING

DOLLAR-COST AVERAGING CAN BENEFIT LONG-TERM INVESTORS

================================================================================

                                  AMOUNT           SHARE            SHARES
MONTH                            INVESTED          PRICE           PURCHASED
January                           $200.00         $24.00             8.333
February                           200.00          20.00            10.000
March                              200.00          14.00            14.286
April                              200.00          18.00            11.111
May                                200.00          22.00             9.091
June                               200.00          24.00             8.333
Total invested:                 $1,200.00
Average price per share:                           20.33
Total shares purchased:                                             61.154
Average cost per share:                            19.62

This is a hypothetical example demonstrating how dollar-cost averaging works. It does not reflect the performance of any particular investment.

================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                            MARKET
                                                SHARES       VALUE
---------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.18%

AEROSPACE & DEFENSE-8.95%

Alliant Techsystems Inc.(a)                      15,350   $   957,072
---------------------------------------------------------------------
Engineered Support Systems, Inc.                 25,050       918,333
---------------------------------------------------------------------
InVision Technologies, Inc.(a)                   10,900       287,324
---------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)             14,200       637,722
---------------------------------------------------------------------
Rockwell Collins, Inc.                           13,600       316,336
=====================================================================
                                                            3,116,787
=====================================================================

APPLICATION SOFTWARE-6.14%

Documentum, Inc.(a)                              37,400       585,684
---------------------------------------------------------------------
Intuit Inc.(a)                                   11,900       558,348
---------------------------------------------------------------------
Mercury Interactive Corp.(a)                     26,700       791,655
---------------------------------------------------------------------
PeopleSoft, Inc.(a)                              11,000       201,300
=====================================================================
                                                            2,136,987
=====================================================================

AUTO PARTS & EQUIPMENT-1.78%

Gentex Corp.(a)                                  19,600       620,144
=====================================================================

BIOTECHNOLOGY-7.50%

Chiron Corp.(a)                                   2,100        78,960
---------------------------------------------------------------------
Enzon Pharmaceuticals, Inc.(a)                    5,800        96,976
---------------------------------------------------------------------
Gilead Sciences, Inc.(a)                         31,900     1,084,600
---------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                    15,400       510,818
---------------------------------------------------------------------
IDEXX Laboratories, Inc.(a)                       4,700       154,395
---------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.(a)               8,900        70,666
---------------------------------------------------------------------
OraSure Technologies, Inc.(a)                    23,500       128,075
---------------------------------------------------------------------
PRAECIS Pharmaceuticals Inc.(a)                  72,100       234,325
---------------------------------------------------------------------
SangStat Medical Corp.(a)                        13,300       150,290
---------------------------------------------------------------------
Trimeris, Inc.(a)                                 2,400       103,416
=====================================================================
                                                            2,612,521
=====================================================================

COMPUTER & ELECTRONICS RETAIL-0.98%

CDW Computer Centers, Inc.(a)                     7,800       342,030
=====================================================================

COMPUTER HARDWARE-5.40%

Dell Computer Corp.(a)                           45,900     1,227,366
---------------------------------------------------------------------
Hewlett-Packard Co.                              15,200       263,872
---------------------------------------------------------------------
Pinnacle Systems, Inc.(a)                        28,600       389,246
=====================================================================
                                                            1,880,484
=====================================================================

COMPUTER STORAGE & PERIPHERALS-6.10%

Imation Corp.(a)                                  9,100       319,228
---------------------------------------------------------------------
Lexmark International, Inc.(a)                    4,200       254,100
---------------------------------------------------------------------
Overland Storage, Inc.(a)                        24,000       349,944
---------------------------------------------------------------------

                                                            MARKET
                                                SHARES       VALUE
---------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS-(CONTINUED)

SanDisk Corp.(a)                                 25,900   $   525,770
---------------------------------------------------------------------
Storage Technology Corp.(a)                      22,800       488,376
---------------------------------------------------------------------
Western Digital Corp.(a)                         29,300       187,227
=====================================================================
                                                            2,124,645
=====================================================================

CONSUMER ELECTRONICS-0.63%

Garmin Ltd. (Cayman Islands)(a)                   4,000       117,200
---------------------------------------------------------------------
Harman International Industries, Inc.             1,700       101,150
=====================================================================
                                                              218,350
=====================================================================

DATA PROCESSING SERVICES-0.87%

eSPEED, Inc.-Class A(a)                          17,800       301,550
=====================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.69%

Itron, Inc.(a)                                    5,900       113,103
---------------------------------------------------------------------
OSI Systems, Inc.(a)                             28,000       475,440
=====================================================================
                                                              588,543
=====================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-6.45%

Accredo Health, Inc.(a)                          10,350       364,837
---------------------------------------------------------------------
Cerner Corp.(a)                                  22,000       687,720
---------------------------------------------------------------------
Covance Inc.(a)                                   6,700       164,753
---------------------------------------------------------------------
Express Scripts, Inc.(a)                          6,000       288,240
---------------------------------------------------------------------
IMPAC Medical Systems, Inc.(a)                   10,200       188,904
---------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)          13,000       302,120
---------------------------------------------------------------------
Quest Diagnostics Inc.(a)                         4,400       250,360
=====================================================================
                                                            2,246,934
=====================================================================

HEALTH CARE EQUIPMENT-0.81%

Boston Scientific Corp.(a)                        2,200        93,544
---------------------------------------------------------------------
Conceptus, Inc.(a)                               15,900       190,482
=====================================================================
                                                              284,026
=====================================================================

HEALTH CARE SUPPLIES-0.59%

ICU Medical, Inc.(a)                              5,500       205,150
=====================================================================

INTERNET RETAIL-3.05%

Amazon.com, Inc.(a)                              13,100       247,459
---------------------------------------------------------------------
eBay Inc.(a)                                     12,000       813,840
=====================================================================
                                                            1,061,299
=====================================================================

INTERNET SOFTWARE & SERVICES-7.00%

Expedia, Inc.-Class A(a)                          2,800       187,405
---------------------------------------------------------------------
Hotels.com-Class A(a)                             3,800       207,594
---------------------------------------------------------------------
Overture Services, Inc.(a)                       34,200       934,002
---------------------------------------------------------------------
PEC Solutions, Inc.(a)                            9,600       287,040
---------------------------------------------------------------------

                                                            MARKET
                                                SHARES       VALUE
---------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-(CONTINUED)

Websense, Inc.(a)                                38,400   $   820,262
=====================================================================
                                                            2,436,303
=====================================================================

IT CONSULTING & SERVICES-2.29%

Affiliated Computer Services, Inc.-Class A(a)     8,000       421,200
---------------------------------------------------------------------
Anteon International Corp.(a)                     6,900       165,600
---------------------------------------------------------------------
Syntel, Inc.(a)                                  10,000       210,100
=====================================================================
                                                              796,900
=====================================================================

NETWORKING EQUIPMENT-2.05%

Cisco Systems, Inc.(a)                           32,300       423,130
---------------------------------------------------------------------
McDATA Corp.-Class A(a)                          13,000        92,300
---------------------------------------------------------------------
NetScreen Technologies, Inc.(a)                  11,800       198,712
=====================================================================
                                                              714,142
=====================================================================

PHARMACEUTICALS-2.28%

American Pharmaceutical Partners, Inc.(a)        16,100       286,580
---------------------------------------------------------------------
Biovail Corp. (Canada)(a)                         3,700        97,717
---------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      1,100       108,042
---------------------------------------------------------------------
Mylan Laboratories Inc.                           8,600       300,140
=====================================================================
                                                              792,479
=====================================================================

SEMICONDUCTOR EQUIPMENT-3.90%

Applied Materials, Inc.(a)                       23,700       308,811
---------------------------------------------------------------------
KLA-Tencor Corp.(a)                              10,500       371,385
---------------------------------------------------------------------
Lam Research Corp.(a)                            14,000       151,200
---------------------------------------------------------------------
Novellus Systems, Inc.(a)                         9,000       252,720
---------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                        11,500       273,252
=====================================================================
                                                            1,357,368
=====================================================================

SEMICONDUCTORS-10.31%

Analog Devices, Inc.(a)                          20,300       484,561
---------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)              19,100       348,575
---------------------------------------------------------------------
Intel Corp.                                      31,200       485,784
---------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)       19,100       360,226
---------------------------------------------------------------------
Microchip Technology Inc.                        24,900       608,805
---------------------------------------------------------------------
QLogic Corp.(a)                                   9,700       334,747
---------------------------------------------------------------------

                                                            MARKET
                                                SHARES       VALUE
---------------------------------------------------------------------
SEMICONDUCTORS-(CONTINUED)

Silicon Laboratories Inc.(a)                     27,300   $   520,884
---------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)(a)                           49,960       352,218
---------------------------------------------------------------------
Zoran Corp.(a)                                    6,600        92,862
=====================================================================
                                                            3,588,662
=====================================================================

SYSTEMS SOFTWARE-6.55%

Microsoft Corp.(a)                               17,000       878,900
---------------------------------------------------------------------
Oracle Corp.(a)                                  17,900       193,320
---------------------------------------------------------------------
SafeNet, Inc.(a)                                  6,200       157,170
---------------------------------------------------------------------
Symantec Corp.(a)                                26,000     1,051,700
=====================================================================
                                                            2,281,090
=====================================================================

TELECOMMUNICATIONS EQUIPMENT-6.21%

Inter-Tel, Inc.                                  20,600       430,746
---------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                          34,600       536,300
---------------------------------------------------------------------
QUALCOMM Inc.(a)                                 17,300       629,547
---------------------------------------------------------------------
UTStarcom, Inc.(a)                               28,600       567,138
=====================================================================
                                                            2,163,731
=====================================================================

WIRELESS TELECOMMUNICATION SERVICES-4.65%

AT&T Wireless Services Inc.(a)                   59,000       333,350
---------------------------------------------------------------------
Nextel Communications, Inc.-Class A(a)           66,600       769,230
---------------------------------------------------------------------
United States Cellular Corp.(a)                  20,700       517,914
=====================================================================
                                                            1,620,494
=====================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $34,581,400)                         33,490,619
=====================================================================

MONEY MARKET FUNDS-4.41%

STIC Liquid Assets Portfolio(b)                 767,869       767,869
---------------------------------------------------------------------
STIC Prime Portfolio(b)                         767,869       767,869
=====================================================================
    Total Money Market Funds (Cost
      $1,535,738)                                           1,535,738
=====================================================================
TOTAL INVESTMENTS-100.59% (Cost $36,117,138)               35,026,357
=====================================================================
OTHER ASSETS LESS LIABILITIES-(0.59%)                        (206,937)
=====================================================================
NET ASSETS-100.00%                                        $34,819,420
_____________________________________________________________________
=====================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $36,117,138)                                  $35,026,357
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  105,157
-----------------------------------------------------------
  Dividends                                           4,992
-----------------------------------------------------------
Investment for deferred compensation plan             9,930
-----------------------------------------------------------
Other assets                                         15,492
===========================================================
    Total assets                                 35,161,928
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            212,241
-----------------------------------------------------------
  Deferred compensation plan                          9,930
-----------------------------------------------------------
Accrued distribution fees                            44,137
-----------------------------------------------------------
Accrued transfer agent fees                          40,195
-----------------------------------------------------------
Accrued operating expenses                           36,005
===========================================================
    Total liabilities                               342,508
===========================================================
Net assets applicable to shares outstanding     $34,819,420
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $17,921,403
___________________________________________________________
===========================================================
Class B                                         $11,287,763
___________________________________________________________
===========================================================
Class C                                         $ 5,610,254
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           8,554,000
___________________________________________________________
===========================================================
Class B                                           5,469,643
___________________________________________________________
===========================================================
Class C                                           2,716,113
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      2.10
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $2.10 divided by
      94.50%)                                   $      2.22
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $      2.06
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $      2.07
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends from affiliated money market funds   $     45,108
-----------------------------------------------------------
Dividends (net of foreign withholding tax of
  $2,646)                                             4,795
===========================================================
    Total investment income                          49,903
===========================================================

EXPENSES:

Advisory fees                                       485,881
-----------------------------------------------------------
Administrative services fees                         50,000
-----------------------------------------------------------
Custodian fees                                       19,834
-----------------------------------------------------------
Distribution fees -- Class A                         91,540
-----------------------------------------------------------
Distribution fees -- Class B                        150,409
-----------------------------------------------------------
Distribution fees -- Class C                         73,929
-----------------------------------------------------------
Transfer agent fees                                 408,961
-----------------------------------------------------------
Trustees' fees                                        8,882
-----------------------------------------------------------
Other                                               148,554
===========================================================
    Total expenses                                1,437,990
===========================================================
Less: Fees waived                                  (318,936)
-----------------------------------------------------------
    Expenses paid indirectly                         (1,150)
===========================================================
    Net expenses                                  1,117,904
===========================================================
Net investment income (loss)                     (1,068,001)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (21,538,599)
-----------------------------------------------------------
  Option contracts written                           26,729
===========================================================
                                                (21,511,870)
===========================================================
Change in net unrealized appreciation
  (depreciation) of investment securities        (9,795,967)
===========================================================
Net gain (loss) from investment securities
  and option contracts                          (31,307,837)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                    $(32,375,838)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                                  2002            2001
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (1,068,001)   $ (1,199,640)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    option contracts                                           (21,511,870)    (57,039,237)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (9,795,967)     19,156,038
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (32,375,838)    (39,082,839)
==========================================================================================
Share transactions-net:
  Class A                                                       (4,558,148)     18,653,815
------------------------------------------------------------------------------------------
  Class B                                                          (76,695)     11,339,309
------------------------------------------------------------------------------------------
  Class C                                                          (49,402)      5,592,841
==========================================================================================
    Net increase (decrease) in net assets                      (37,060,083)     (3,496,874)
==========================================================================================

NET ASSETS:

  Beginning of year                                             71,879,503      75,376,377
==========================================================================================
  End of year                                                 $ 34,819,420    $ 71,879,503
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $126,008,425    $131,756,854
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (13,231)         (9,414)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and option contracts                            (90,084,993)    (68,573,123)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                  (1,090,781)      8,705,186
==========================================================================================
                                                              $ 34,819,420    $ 71,879,503
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM New Technology Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares are subject to CDSC charges. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to achieve long-term growth of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

F. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the Fund's average daily net assets. AIM has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A to 2.00%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $318,936.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $259,179 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B and Class C shares paid $91,540, $150,409 and $73,929, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $26,036 in front-end sales commissions from the sale of Class A shares and $12,879, $52 and $1,744 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,704 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,033 and reductions in custodian fees of $117 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,150.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ---------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
---------------------------------------------------------
Beginning of year                       --       $     --
---------------------------------------------------------
Written                                400         71,330
---------------------------------------------------------
Closed                                (200)       (38,899)
---------------------------------------------------------
Exercised                             (200)       (32,431)
=========================================================
End of year                             --       $     --
_________________________________________________________
=========================================================

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended December 31, 2002 and 2001.

Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                $ (1,278,281)
-----------------------------------------------------------
Temporary book/tax differences                      (13,231)
-----------------------------------------------------------
Capital loss carryforward                       (87,276,353)
-----------------------------------------------------------
Post-October capital loss deferral               (2,621,140)
-----------------------------------------------------------
Shares of beneficial interest                   126,008,425
===========================================================
                                               $ 34,819,420
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable to the tax deferral of losses on wash sales.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2008                             $ 1,713,194
----------------------------------------------------------
December 31, 2009                              64,920,297
----------------------------------------------------------
December 31, 2010                              20,642,862
==========================================================
                                              $87,276,353
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $67,272,925 and $70,007,872, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 2,648,022
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (3,926,303)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                         $(1,278,281)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $36,304,638.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of net operating losses on December 31, 2002, undistributed net investment income was increased by $1,064,184 and shares of beneficial interest was decreased by $1,064,184. This reclassification had no effect on the net assets of the Fund.


NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                         2002                          2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      5,223,337    $ 15,302,371    10,000,780    $ 42,952,707
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,752,720       4,858,039     4,015,952      17,550,457
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      2,520,889       6,642,310     2,552,966      10,916,402
======================================================================================================================
Conversion of Class B shares to Class A shares:*
  Class A                                                         66,515         173,943            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (66,825)       (173,943)           --              --
======================================================================================================================
Reacquired:
  Class A                                                     (7,168,084)    (20,034,462)   (6,054,184)    (24,298,892)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,811,718)     (4,760,791)   (1,587,360)     (6,211,148)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (2,549,808)     (6,691,712)   (1,346,193)     (5,323,561)
======================================================================================================================
                                                              (2,032,974)   $ (4,684,245)    7,581,961    $ 35,585,965
______________________________________________________________________________________________________________________
======================================================================================================================

* Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS A
                                                              --------------------------------------------
                                                                                          AUGUST 31, 2000
                                                                   YEAR ENDED             (DATE OPERATIONS
                                                                  DECEMBER 31,             COMMENCED) TO
                                                              ---------------------         DECEMBER 31,
                                                               2002          2001               2000
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  3.84       $  6.74           $ 10.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.06)        (0.06)(a)         (0.02)(a)
----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (1.68)        (2.84)            (3.24)
==========================================================================================================
    Total from investment operations                            (1.74)        (2.90)            (3.26)
==========================================================================================================
Net asset value, end of period                                $  2.10       $  3.84           $  6.74
__________________________________________________________________________________________________________
==========================================================================================================
Total return(b)                                                (45.31)%      (43.03)%          (32.60)%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $17,921       $40,097           $43,732
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.00%(c)      1.86%             1.72%(d)
----------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.66%(c)      2.40%             2.47%(d)
==========================================================================================================
Ratio of net investment income (loss) to average net assets     (1.90)%(c)    (1.52)%           (0.66)%(d)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate                                           144%          215%               54%
__________________________________________________________________________________________________________
==========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $26,154,274.
(d)  Annualized.

                                                                                CLASS B
                                                              --------------------------------------------
                                                                                          AUGUST 31, 2000
                                                                   YEAR ENDED             (DATE OPERATIONS
                                                                  DECEMBER 31,             COMMENCED) TO
                                                              ---------------------         DECEMBER 31,
                                                               2002          2001               2000
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  3.81       $  6.72           $ 10.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.07)        (0.09)(a)         (0.04)(a)
==========================================================================================================
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (1.68)        (2.82)            (3.24)
==========================================================================================================
Total from investment operations                                (1.75)        (2.91)            (3.28)
==========================================================================================================
Net asset value, end of period                                $  2.06       $  3.81           $  6.72
__________________________________________________________________________________________________________
==========================================================================================================
Total return(b)                                                (45.93)%      (43.30)%          (32.80)%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $11,288       $21,318           $21,296
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.65%(c)      2.51%             2.41%(d)
==========================================================================================================
  Without fee waivers                                            3.31%(c)      3.05%             3.16%(d)
==========================================================================================================
Ratio of net investment income (loss) to average net assets     (2.55)%(c)    (2.17)%           (1.36)%(d)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate                                           144%          215%               54%
__________________________________________________________________________________________________________
==========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $15,040,921.
(d)  Annualized.

                                                                                CLASS C
                                                              -------------------------------------------
                                                                                         AUGUST 31, 2000
                                                                   YEAR ENDED            (DATE OPERATIONS
                                                                  DECEMBER 31,            COMMENCED) TO
                                                              --------------------         DECEMBER 31,
                                                               2002         2001               2000
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 3.81       $  6.73           $ 10.00
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.07)        (0.09)(a)         (0.04)(a)
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (1.67)        (2.83)            (3.23)
=========================================================================================================
    Total from investment operations                           (1.74)        (2.92)            (3.27)
=========================================================================================================
Net asset value, end of period                                $ 2.07       $  3.81           $  6.73
_________________________________________________________________________________________________________
=========================================================================================================
Total return(b)                                               (45.67)%      (43.39)%          (32.70)%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $5,610       $10,465           $10,349
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              2.65%(c)      2.51%             2.41%(d)
---------------------------------------------------------------------------------------------------------
  Without fee waivers                                           3.31%(c)      3.05%             3.16%(d)
=========================================================================================================
Ratio of net investment income (loss) to average net assets    (2.55)%(c)    (2.17)%           (1.35)%(d)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate                                          144%          215%               54%
_________________________________________________________________________________________________________
=========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $7,392,900.
(d)  Annualized.

NOTE 12--SUBSEQUENT EVENT

The Board of Trustees unanimously approved, on February 6, 2003, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM New Technology Fund ("New Technology Fund") would transfer substantially all of its assets to AIM Global Science and Technology Fund ("Global Science and Technology Fund"), a series of AIM Investment Funds. As a result of the transaction, shareholders of New Technology Fund would receive shares of Global Science and Technology Fund in exchange for their shares of New Technology Fund, and New Technology Fund would cease operations.

   The Plan requires approval of New Technology Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in June 2003. If the Plan is approved by shareholders of New Technology Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM New Technology Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM New Technology Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated are in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of January 1, 2003


The address of each trustee and officer of AIM Funds Group is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE            DURING PAST 5 YEARS                        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
---------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1992             Director and Chairman, A I M Management    None
   Trustee, Chairman and                            Group Inc. (financial services holding
   President                                        company); and Director and Vice
                                                    Chairman, AMVESCAP PLC (parent of AIM
                                                    and a global investment management
                                                    firm); formerly, President and Chief
                                                    Executive Officer, A I M Management
                                                    Group Inc.; Director, Chairman and
                                                    President, A I M Advisors, Inc.
                                                    (registered investment advisor);
                                                    Director and Chairman, A I M Capital
                                                    Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), A I M Fund
                                                    Services, Inc., (registered transfer
                                                    agent), and Fund Management Company
                                                    (registered broker dealer)
---------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive    Director, Chairman, President and
   Trustee                                          Officer, A I M Management Group Inc.       Chief Executive Officer, INVESCO
                                                    (financial services holding company);      Bond Funds, Inc., INVESCO
                                                    Director, Chairman and President, A I M    Combination Stock & Bond Funds,
                                                    Advisors, Inc. (registered investment      Inc., INVESCO Counselor Series
                                                    advisor); Director, A I M Capital          Funds, Inc., INVESCO Global and
                                                    Management, Inc. (registered investment    International Funds, Inc., INVESCO
                                                    advisor) and A I M Distributors, Inc.      Manager Series Funds, Inc.,
                                                    (registered broker dealer), Director and   INVESCO Money Market Funds, Inc.,
                                                    Chairman, A I M Fund Services, Inc.        INVESCO Sector Funds, Inc.,
                                                    (registered transfer agent), and Fund      INVESCO Stock Funds, Inc., INVESCO
                                                    Management Company (registered broker      Treasurer's Series Funds, Inc. and
                                                    dealer); and Chief Executive Officer,      INVESCO Variable Investment Funds,
                                                    AMVESCAP PLC -- AIM Division (parent of    Inc.
                                                    AIM and a global investment management
                                                    firm); formerly, Director, Chairman and
                                                    Chief Executive Officer, INVESCO Funds
                                                    Group, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001             Of Counsel, law firm of Baker & McKenzie   Badgley Funds, Inc. (registered
   Trustee                                                                                     investment company)
---------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1987             Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee                                          (technology consulting company)            and Captaris, Inc. (unified
                                                                                               messaging provider)
---------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000             Director, Magellan Insurance Company;      Cortland Trust, Inc. (registered
   Trustee                                          Member of Advisory Board of Rotary Power   investment company)
                                                    International (designer, manufacturer,
                                                    and seller of rotary power engines); and
                                                    Director, The Boss Group (private equity
                                                    group); formerly, Director, President
                                                    and Chief Executive Officer, Volvo Group
                                                    North America, Inc.; Senior Vice
                                                    President, AB Volvo; and director of
                                                    various affiliated Volvo companies
---------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998             Formerly, Chairman, Mercantile Mortgage    None
   Trustee                                          Corp.; President and Chief Operating
                                                    Officer, Mercantile-Safe Deposit & Trust
                                                    Co.; and President, Mercantile
                                                    Bankshares Corp.
---------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997             Chief Executive Officer, Twenty First      Administaff
   Trustee                                          Century Group, Inc. (government affairs
                                                    company) and Texana Timber LP
---------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1993             Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                          Naftalis and Frankel LLP                   investment company)
---------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998             Formerly, Chief Executive Officer, YWCA    None
   Trustee                                          of the USA
---------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1992             Partner, law firm of Pennock & Cooper      None
   Trustee
---------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001             Retired                                    None
   Trustee
---------------------------------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939          1993             Executive Vice President, Development      None
   Trustee                                          and Operations, Hines Interests Limited
                                                    Partnership (real estate development
                                                    company)
---------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of January 1, 2003



The address of each trustee and officer of AIM Funds Group is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------

   Gary T. Crum(3) -- 1947         1992               Director, Chairman and Director of         N/A
   Senior Vice President                              Investments, A I M Capital Management,
                                                      Inc.; Director and Executive Vice
                                                      President, A I M Management Group Inc.;
                                                      Director and Senior Vice President,
                                                      A I M Advisors, Inc.; and Director,
                                                      A I M Distributors, Inc. and AMVESCAP
                                                      PLC; formerly, Chief Executive Officer
                                                      and President A I M Capital Management,
                                                      Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Carol F. Relihan -- 1954        1992               Director, Senior Vice President, General   N/A
   Senior Vice President and                          Counsel and Secretary, A I M Advisors,
   Secretary                                          Inc. and A I M Management Group Inc.;
                                                      Director, Vice President and General
                                                      Counsel, Fund Management Company; and
                                                      Vice President, A I M Fund Services,
                                                      Inc., A I M Capital Management, Inc. and
                                                      A I M Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Robert G. Alley -- 1948         1992               Managing Director and Chief Fixed Income   N/A
   Vice President                                     Officer, A I M Capital Management, Inc.;
                                                      and Vice President, A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955          1992               Managing Director and Chief Research       N/A
   Vice President                                     Officer -- Fixed income, A I M Capital
                                                      Management, Inc.; and Vice President,
                                                      A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943         1992               Vice President and Chief Compliance        N/A
   Vice President                                     Officer, A I M Advisors, Inc. and A I M
                                                      Capital Management, Inc.; and Vice
                                                      President, A I M Fund Services, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1992               Managing Director and Chief Cash           N/A
   Vice President                                     Management Officer, A I M Capital
                                                      Management, Inc.; Director and
                                                      President, Fund Management Company; and
                                                      Vice President, A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(3) -- 1940      1999               Vice President, A I M Advisors, Inc. and   N/A
   Vice President                                     President, Chief Executive Officer and
                                                      Chief Investment Officer, A I M Capital
                                                      Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959          1992               Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                       Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
(3) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND        INVESTMENT ADVISOR        DISTRIBUTOR               AUDITORS
11 Greenway Plaza         A I M Advisors, Inc.      A I M Distributors, Inc.  PricewaterhouseCoopers
Suite 100                 11 Greenway Plaza         11 Greenway Plaza         LLP
Houston, TX 77046         Suite 100                 Suite 100                 1201 Louisiana
                          Houston, TX 77046         Houston, TX 77046         Suite 2900
                                                                              Houston, TX 77002

COUNSEL TO THE FUND       COUNSEL TO THE TRUSTEES   TRANSFER AGENT            CUSTODIAN
Ballard Spahr             Kramer, Levin, Naftalis   A I M Fund Services,      State Street Bank and
Andrews & Ingersoll, LLP  & Frankel LLP             Inc.                      Trust Company
1735 Market Street        919 Third Avenue          P.O. Box 4739             225 Franklin Street
Philadelphia, PA 19103    New York, NY 10022        Houston, TX 77210-4739    Boston, MA 02110

================================================================================

                                   [ARTWORK]

                                MORE AGGRESSIVE

                                 SECTOR EQUITY

                          INTERNATIONAL/GLOBAL EQUITY

                                DOMESTIC EQUITY

                                  FIXED INCOME

                               MORE CONSERVATIVE

================================================================================

THE AIM FAMILY OF FUNDS--Registered Trademark--

       DOMESTIC EQUITY                    INTERNATIONAL/GLOBAL EQUITY                               FIXED INCOME

       MORE AGGRESSIVE                          MORE AGGRESSIVE                                       TAXABLE

AIM Emerging Growth Fund                AIM Developing Markets Fund                                MORE AGGRESSIVE
AIM Small Cap Growth Fund(1)            AIM European Small Company Fund
AIM Aggressive Growth Fund              AIM Asia Pacific Growth Fund(2)                 AIM High Yield Fund II
AIM Opportunities I Fund(2,3)           AIM International Emerging Growth Fund          AIM High Yield Fund
AIM Mid Cap Growth Fund                 AIM Global Aggressive Growth Fund               AIM Strategic Income Fund
AIM Libra Fund                          AIM European Growth Fund(2)                     AIM Income Fund
AIM Dent Demographic Trends Fund        AIM International Growth Fund(2)                AIM Global Income Fund
AIM Opportunities II Fund(2,3)          AIM Global Growth Fund                          AIM Total Return Bond Fund
AIM Constellation Fund                  AIM Worldwide Spectrum Fund                     AIM Intermediate Government Fund
AIM Large Cap Growth Fund               AIM Global Trends Fund                          AIM Short Term Bond Fund
AIM Weingarten Fund                     AIM International Core Equity Fund(2)           AIM Floating Rate Fund
AIM Opportunities III Fund(2,3)                                                         AIM Limited Maturity Treasury Fund(4,5)
AIM Small Cap Equity Fund                       MORE CONSERVATIVE                       AIM Money Market Fund
AIM Capital Development Fund
AIM Mid Cap Core Equity Fund(2)                   SECTOR EQUITY                                  MORE CONSERVATIVE
AIM Select Equity Fund
AIM Premier Equity II Fund(2)                    MORE AGGRESSIVE                                     TAX-FREE
AIM Premier Equity Fund(2)
AIM Blue Chip Fund                      AIM New Technology Fund                                   MORE AGGRESSIVE
AIM Mid Cap Basic Value Fund            AIM Global Science and Technology Fund(2)
AIM Large Cap Core Equity Fund          AIM Global Energy Fund                          AIM High Income Municipal Fund
AIM Charter Fund                        AIM Global Financial Services Fund              AIM Municipal Bond Fund
AIM Basic Value Fund                    AIM Global Health Care Fund                     AIM Tax-Free Intermediate Fund(4,5)
AIM Large Cap Basic Value Fund          AIM Global Utilities Fund                       AIM Tax-Exempt Cash Fund
AIM Balanced Fund*                      AIM Real Estate Fund
AIM Basic Balanced Fund*                                                                         MORE CONSERVATIVE
                                                MORE CONSERVATIVE
       MORE CONSERVATIVE

*Domestic equity and income fund


Equity and fixed-income funds are shown from more aggressive to more conservative. When assessing the degree of risk, qualitative and quantitative factors considered included the funds' portfolio holdings, diversification permitted within the fund, the funds' standard deviations for three, five, 10, 15, 20 and 25 years, R-squared and beta analysis relative to the style-specific benchmarks, and the possibility of incorporating portfolio management tools such as leverage, derivatives and short selling. Fund rankings are relative to one another within The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1)AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For more information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (2)The following fund name changes became effective 7/1/02: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3)Effective Oct. 1, 2002, the fund reopened to new investors. (4)Class A shares closed to new investors on Oct. 30, 2002. (5)Class A3 shares were first offered on October 31, 2002.

   For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after April 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

   A I M Management Group Inc. has provided leadership in the mutual fund industry since 1976 and manages $124 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $333 billion in assets under management. As of 12/31/02.

                                     College     Separately
Mutual       Retirement              Savings     Managed      Offshore   Alternative    Cash
Funds        Products    Annuities   Plans       Accounts     Products   Investments    Management



                                                         [AIM LOGO APPEARS HERE]
                                                             --Servicemark--

                                                   [INVEST WITH DISCIPLINE LOGO]
                                                        --Registered Trademark--

                                                                        NTE-AR-1

AIMinvestments.com

                                                                    APPENDIX III


                        ANNUAL REPORT / DECEMBER 31, 2002
                            AIM GLOBAL UTILITIES FUND

                                  [COVER IMAGE]

                                   [AIM LOGO]
                                --Servicemark--



                               AIMinvestments.com

================================================================================

                                  [COVER IMAGE]

                   LE MOULIN DE LA GALETTE BY VINCENT VAN GOGH

        STANDING TALL AGAINST THE HORIZON WITH SAILS WHIRLING IN THE AIR,

     WINDMILLS HAVE PLAYED AN IMPORTANT PART IN THE HISTORICAL AND ECONOMIC

          DEVELOPMENT OF CIVILIZATION THROUGH THE CENTURIES. LIKE THEIR

          PREDECESSORS, TODAY'S NETWORK OF GLOBAL UTILITIES ENABLES OUR

                             CONTINUING ADVANCEMENT.

================================================================================

AIM GLOBAL UTILITIES FUND SEEKS TO ACHIEVE A HIGH TOTAL RETURN BY INVESTING IN SECURITIES OF DOMESTIC AND FOREIGN UTILITY COMPANIES.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Global Utilities Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales charge structures and class expenses.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o The fund may participate in the initial public offering (IPO) market in some cycles. A significant portion of the fund's returns during certain periods was attributable to its investments in IPOs. These investments have a magnified impact when the fund's asset base is relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the fund's prospectus.

o The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of domestic and foreign public utilities companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, and debt securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts.

o Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

o The fund's investment return and principal value will fluctuate, so an investor's shares (when redeemed) may be worth more or less than their original cost.

o In the management discussion and in the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Utility Fund Index represents an average of the 30 largest utility funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

 AN INVESTMENT IN THE FUND IS NOT A DEPOSIT IN A BANK AND IS NEITHER GUARANTEED NOR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
     AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

                               TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           All of us know how difficult the equity markets were during
ROBERT H.           the fiscal year covered by this report, as major domestic
GRAHAM]             equity indexes posted negative returns for a third
                    consecutive year for the first time since 1939-1941. We know from experience that these conditions eventually end, though no one can predict exactly when. We remain confident in the resilience of the American economy. As the fiscal year closed, the U.S. economy as a whole had expanded for 14 months in a row.

                       In light of continuing market difficulties, I thought you
                    would appreciate detailed information on some of the methods AIM uses to manage your money. This information is presented in the two pages following this letter. I hope it provides you with a better understanding of our investment process, and I encourage you to read it carefully. One of our ongoing goals is to keep all of our shareholders well informed.

   To that end, we have also increased the number of comparative benchmarks we include in these reports.

   o We now compare your fund's performance to a broad market benchmark--typically the S&P 500 for domestic equity funds, for example, and the Lehman Aggregate Bond Index for domestic fixed-income funds. We have selected well-known and widely reported market benchmarks, even if they do not reflect precisely the kinds of securities in which your fund invests. The intent is to give you an idea of where your fund stands vis-a-vis the market as a whole.

   o We also have included what we call a style-specific market index, one we think more closely reflects the securities in which a fund invests. This can give you a sense of how your fund performed compared to the segments of the market in which it actually invests. You will notice that sometimes the performance of the style-specific index can be significantly better or worse than the performance of the market as a whole.

   o In addition, we have included your fund's Lipper category. Lipper, Inc., an independent mutual fund performance monitor, classifies funds by investment objective, style and market segment, among other criteria. Typically, a Lipper index includes the 30 largest funds within a particular category, so your fund may or may not be included in the index.

      Keep in mind that each fund in a Lipper category may interpret its objective differently and be managed with its own variation on a basic style such as growth or value. Nevertheless, Lipper performance numbers provide one method of comparing your fund's performance with that of a peer group of similar funds.

   Again, our intent is to give you as much relevant information as possible with which to evaluate your AIM fund.

BACK TO BASICS

When market conditions are as trying as they have been during the fiscal year covered by this report, we should all keep certain investing fundamentals in mind. First, professional advice is more important now than ever. A financial professional can help you understand your entire financial profile. Only then do you select individual investments to tailor your portfolio to specific goals and timetables.

   He or she can also help you learn the characteristics of various asset classes. Recently, many investors have been seeking safety in fixed-income investments. Unfortunately, many do not understand that bond prices move in the opposite direction of interest rates.

   Existing bonds have been rising in value as interest rates have fallen, contributing to attractive total returns. But rates are now so low the upside potential of bond prices is limited. Sooner or later, the economy will expand more robustly, and interest rates will begin to rise. That will lower bond values, reducing total returns. As ever, diversification is an investing fundamental.

   Finally, a financial advisor can help you develop reasonable expectations.

YOUR FUND MANAGERS' OBSERVATIONS

In the following pages, your fund's portfolio managers discuss your fund's performance during the fiscal year and the market conditions and investment strategies that affected that performance. I hope you find their comments informative.

   As the bear market for stocks extended into a third year, all 10 industry sectors of the S&P 500 index ended the year with losses. Unfortunately, the utilities sector was among the most severely affected, and AIM Global Utilities Fund's portfolio felt the impact. For the year ended December 31, 2002, the fund had total returns at net asset value of -25.96% for Class A shares (the performance of other share classes is shown on page 6). This result paralleled the -22.70% return of the average utility fund as measured by the Lipper Utility Fund Index. The utility sector continued to struggle with deregulation issues as well as overcapacity in some areas.

   Timely information about your fund and the markets is available on our Web site, aiminvestments.com. Our Client Services Department can be reached during regular business hours at 800-959-4246.

   Thank you for investing in The AIM Family of Funds--Registered Trademark--. I look forward to reporting to you again in six months.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
January 27, 2003

================================================================================

                          FIRST, PROFESSIONAL ADVICE IS

                          MORE IMPORTANT NOW THAN EVER.

                          A FINANCIAL PROFESSIONAL CAN

                         HELP YOU UNDERSTAND YOUR ENTIRE

                               FINANCIAL PROFILE.

                                ROBERT H. GRAHAM

================================================================================

                      A SPECIAL MESSAGE TO OUR SHAREHOLDERS

INVESTMENT RESEARCH UPDATE
FOR AIM CLIENTS

 [EDGAR M. LARSEN PHOTO]

     EDGAR M. LARSEN
Chief Investment Officer

  [GARY T. CRUM PHOTO]

      GARY T. CRUM
Director of Investments

THE FINANCIAL MARKETS have been battered over the past year by a wave of corporate scandals, accounting restatements, bankruptcies of high-profile companies and, in a few cases, outright financial fraud. Many investors, understandably, feel uncertain about whether their portfolios are positioned to withstand such a prolonged and severe market downturn. Now seems to be an appropriate time to step back and reiterate AIM's concern for the financial well-being of all of our clients and AIM's commitment to competitive excellence across all investment disciplines.

   We at AIM are proud of our rigorous qualitative and quantitative analytical processes, and we remain confident that we will preserve our long-term record of success through uncompromising fundamental research. During this recent period of market instability, we have placed even greater focus on meticulous research, and we continually look for new ways to improve our process.

   We have the resources and the people needed to seek out the best investment opportunities that exist in any market. It should be emphasized that AIM's teams have not changed their investment strategies; rather our disciplines have been fine-tuned in order to better understand each portfolio holding and to optimize each fund's overall structure.

   Rigorous accounting analysis is at the forefront of our investment-research efforts. AIM employs both internal and external accounting experts and proprietary tools to screen our portfolios for high-risk situations and to look for investment opportunities.

BEYOND THE BOTTOM LINE

By going beyond the reported bottom-line numbers, we strive to understand where a company's growth is coming from and how sustainable it may be. Our discipline takes us through an in-depth examination of the financial statements and industry conditions, combined with an evaluation of management's style and strategy.

   AIM's portfolio managers have taken advantage of some unique valuations in this unusual market environment by adding opportunistically to their portfolios. In addition to strong financial fundamentals and attractively priced securities, AIM's teams look for companies with experienced and credible management teams. Sometimes this means not accepting the consensus view of a particular company.

   AIM seeks independent thought, both from our own analysts and portfolio managers, and from trusted Wall Street sources. Our goal is to cultivate an ongoing dialogue with independent thinkers in every industry, whether they work for one of our portfolio companies, on Wall Street, at an independent research boutique, or right here within our own firm. To this end, we have long had a collaborative environment where communication across investment teams is encouraged.

   For example, AIM's fixed-income and equity analysts attend the same meetings

================================================================================

                               RIGOROUS ACCOUNTING

                                 ANALYSIS IS AT

                                THE FOREFRONT OF

                                 OUR INVESTMENT-

                                RESEARCH EFFORTS.

================================================================================
with company managements, and thus analyze the company from two different perspectives. Our international managers work with our domestic teams to cover the more globally oriented companies. And the teams that manage AIM's sector-specific funds share their industry expertise with the rest of our investment teams. As our professional staff and resources have grown, so have the direct contacts with company management teams. Last year, AIM's analysts and portfolio managers had more than 4,000 meetings with the senior executives of our portfolio companies.

EDUCATION AND TRAINING

Continuing education and training are important in the ever-changing world of investment analysis. We invite experts from such fields as accounting, derivatives and banking to AIM so that we remain informed about current corporate-finance techniques, new accounting regulations and other shifts in the landscape of American business.

   Over the past five years, AIM has devoted substantial resources to our research department's personnel. Today, 68 percent of our investment management and research professionals have earned master's degrees in business or finance. Sixty percent have earned the Chartered Financial Analyst (CFA) or Certified Public Accountant (CPA) designations.

QUANTITATIVE EXPERTISE

AIM's team of quantitative analysts plays a large role in portfolio construction and performance monitoring. Our state-of-the-art proprietary tools include the means to optimize a portfolio's construction, which includes managing and monitoring risk, analyzing performance, and conducting hypothetical trading scenarios to see how they would affect the overall portfolio. These tools offer our investment teams a more acute awareness of how their portfolios stack up against their benchmarks and their peers.

   Attribution tools allow us to monitor relative sector and industry weightings, individual security weightings, and correlations across different holdings. Our portfolio management teams aren't the only ones using these customized risk-assessment tools. They also are used to generate detailed reports that are reviewed by members of AIM's senior management. We have a schedule of formalized periodic reviews to assess the construction and the risk-adjusted performance of the funds, to offer guidance to the portfolio managers, and to take corrective action when warranted.

DIVERSIFICATION OF AIM'S OFFERINGS

Even during the equity-market bubble of the late 1990s, AIM advocated a diversified approach to portfolio management for its clients. As growth stocks registered double-digit gains, we were taking a longer-term view of the markets and actively diversified our product line across market styles and capitalization ranges.

   As the financial markets have changed over the past few years, so has AIM's selection of fund offerings. In the past, AIM was recognized for investing in the equities of U.S. growth companies. Today, AIM's three largest equity funds--AIM Basic Value Fund, AIM Premier Equity Fund and AIM Constellation Fund--represent three distinctly different investment disciplines: Value, Blend and Growth. Complementing those funds are dozens more in all styles, market-cap ranges, asset classes, and geographic regions.

   AIM's clients can create diversified, all-weather portfolios by selecting from our full spectrum of funds, whether they seek equity or fixed-income, value or growth, domestic or international, aggressive or conservative, or any combination in between. Over the course of any complete market cycle, we expect a portfolio that is a blend of these quality funds will provide a prudent approach to achieving one's long-term investment goals.

   This period of market dislocation has been painful for all of us. But over the long term, we are confident that tightened accounting regulations, an increased level of governmental oversight, and the reallocation of resources following the recent bubble will all result in a healthy resurgence of the American financial system.

   AIM's investment teams and processes continue to be honed and tested in today's challenging environment. We believe that this prolonged bear market has created some unparalleled opportunities to invest in leading companies that will weather the market storm and recover their industry-leading positions when global economic growth reaccelerates.

   We are grateful for the trust our clients have placed in AIM, and we reaffirm our commitment to excellence across all of our investment disciplines.


Sincerely,

/s/ GARY T. CRUM
Gary T. Crum
Director of Investments/AIM

/s/ EDGAR M. LARSEN
Edgar M. Larsen
Chief Investment Officer/AIM

================================================================================

                               ... WE REAFFIRM OUR

                                  COMMITMENT TO

                              EXCELLENCE ACROSS ALL

                                OF OUR INVESTMENT

                                  DISCIPLINES.

================================================================================

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

BEAR MARKET PERSISTS THROUGHOUT
FISCAL YEAR

Stocks remained in the grip of a protracted bear market. It was a very broad-based decline; all 10 industry sectors of the S&P 500 had negative total returns. Unfortunately, the utilities and telecommunications sectors suffered some of the worst damage--only information technology fared worse--and as a sector fund, AIM Global Utilities Fund was required to keep at least 80% of net assets in the sector indicated by its name. The fund's performance felt the impact, as fund Chairman Robert H. Graham discussed in his letter to shareholders on page 1 of this report. Details on this year's fund performance, as well as long-term performance, are presented on page 6. Fiscal year 2002 was a disappointment to all of us on the fund management team, and we know it was one to you as well.

RELEVANT MARKET CONDITIONS

Wavering investor sentiment continued to make the stock market volatile. Concerns about corporate accounting practices, anemic company earnings, mixed economic signals, and the possibility of terrorism and war weighed heavily on investors' minds for much of the year. Except for scattered short-lived rallies, key stock market indexes continued declining until they reached a deep trough in early October before rebounding.

   For the year, value stocks fared better than growth stocks, and mid- and small-cap stocks held up better than large-cap stocks, but all of these market segments sustained losses.

   Additional problems affected the utilities sector in particular. Most intractable were weak prices for electricity. Mild weather reduced power usage for residential heating and cooling, and economic slack undercut commercial demand. Since many electric companies' generators burn natural gas, a decrease in power usage typically also affects firms that sell gas.

   Deregulation, introduced to drive down consumer prices by encouraging competition, cut deeply into revenues for both utilities and telecommunications firms. Further making the year difficult for electric utilities was that many were downgraded by credit rating services, a reflection of deteriorating fundamentals.

   The rising price of oil enabled many of our energy stocks to contribute positively, but they were more than outweighed by the poor performance of the utility sector. Companies operating in deregulated energy markets were the poorest performers. While we had very few holdings in this area, our position in Reliant Resources detracted from performance.

   This year, the malfeasance of certain high-profile energy traders cast suspicion on every company even remotely associated with energy trading, even firms whose own behavior was honorable. Alarmed, investors avoided the whole sector for several months, and equity valuations plunged.

================================================================================

                            IN THE DEPLORABLE MARKET

                               WE FACED FOR MOST

                             OF THE YEAR, FEW TRULY

                            POSITIVE OPTIONS EXISTED

                             FOR A UTILITIES FUND.

================================================================================


PORTFOLIO COMPOSITION

========================================================================================================================
INVESTMENT TYPE BREAKDOWN     TOP 10 EQUITY HOLDINGS                   TOP 10 INDUSTRIES
------------------------------------------------------------------------------------------------------------------------
[PIE CHART]                     1. FPL Group, Inc.             5.1%      1. Electric Utilities                     48.1%

EQUITY DOMESTIC         71%     2. Pinnacle West Capital Corp. 5.0       2. Multi-Utilities & Unregulated Power    16.6

EQUITY INTERNATIONAL    18%     3. Energy East Corp.           4.3       3. Integrated Telecommunication Services  11.8

BONDS & CONVERTIBLES     5%     4. DTE Energy Co.              4.2       4. Gas Utilities                          10.0

CASH & OTHER             6%     5. Southern Co. (The)          3.8       5. Water Utilities                         2.3

                                6. NiSource Inc.               3.7       6. Wireless Telecommunication Services     1.5

                                7. National Grid Co. PLC       3.2       7. Diversified Metals & Mining             1.2
                                   (United Kingdom)
                                                                         8. Industrial Conglomerates                1.1
                                8. Verizon Communications Inc. 3.2
                                                                         9. Broadcasting & Cable TV                 0.7
                                9. BellSouth Corp.             2.5
                                                                        10. Integrated Oil & Gas                    0.6
                               10. Sempra Energy               2.5

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
========================================================================================================================

   During the fourth quarter, the stock market and the utilities sector finally did rebound, though not enough to offset the damage of the previous three quarters. Additionally, power usage increased due to colder weather in the Northeast and an uptick in business activity, which increased revenue for power producers. This boost enabled top-10 holdings Southern Company, FPL Group and Pinnacle West to contribute positively to the fund's performance.

   The telecommunications sector, after struggling for several quarters, was the broad market's top performer in the fourth-quarter rebound. With this resurgence, the performance of top-10 holdings Verizon Communications and BellSouth climbed into positive numbers for the year. So did the fund; its total return at NAV for the fourth quarter topped 10% for all share classes.

FUND STRATEGIES AND TECHNIQUES

We took action on all fronts in managing the fund, but in the deplorable market we faced for most of the year, few truly positive options existed for a utilities fund.

   To minimize the negative impact of deregulation, we placed more assets in holdings that do a larger part of their business in regulated markets, where prices are more stable, taking opportunities to buy stocks of such companies while they were at historically low valuations. Such companies also typically pay higher dividends. Among these were some foreign holdings that provided an additional boost from positive currency translation as the dollar weakened against other currencies.

   When buying equities, we focus on the ratings of their underlying debt as a measure of quality, so although there were fund holdings that received downgrades from credit rating agencies, the great majority of our holdings retained investment grade ratings.

   We divested our holdings in Dynegy and El Paso, two energy marketing and trading firms that were detracting from the fund's performance.

   On the horizon: Additional electric capacity is scheduled to become available in 2003. Regulated utilities typically hold up better, since non-regulated companies are more vulnerable to falling prices, so we will focus on seeking out the best regulated utilities.

IN CLOSING

We see reasons for cautious optimism. After the fourth-quarter rebound and the change in weather and business conditions, the situation for utilities appeared greatly improved, though in ways not immune to further change. In any case, we want to assure you that we continue to work diligently on your behalf to achieve a high total return. The U.S. economy and the stock market have always recovered from economic downturns, but the timing has always been impossible to predict, and remains so. We continue to urge our investors to maintain a long-term focus and to remain well diversified to combat risk.

As of 12/31/02, based on total net assets

===========================================
TOP COUNTRIES
-------------------------------------------
1. United States                  79.0%

2. United Kingdom                  9.0

3. Italy                           3.4

4. Spain                           3.4

5. France                          2.2

6. Germany                         1.5

7. Greece                          0.8

8. Brazil                          0.7

TOTAL HOLDINGS                      66

TOTAL NET ASSETS        $157.1 million
===========================================

eDELIVERY

REDUCE YOUR PAPER MAIL WITH AIM'S eDELIVERY

Sign up for eDelivery and you can have your fund reports and prospectuses delivered electronically. To enroll, go to aiminvestments.com, select "My AIM Account," log in, click on the "Service Center" tab and select "Register for eDelivery." You will no longer receive paper copies of these documents. Instead you'll receive a link to the documents via email. (You can cancel the service at the Web site at any time.)

If you receive account statements, fund reports and prospectuses from your financial advisor rather than from AIM, eDelivery is not accessible to you. Ask your financial advisor if his or her firm offers electronic delivery.


================================================================================
                            PORTFOLIO MANAGEMENT TEAM
                                 AS OF 12/31/02
                                 ROBERT G. ALLEY
                                CLAUDE C. CODY IV
                                 JAN H. FRIEDLI
                                 CRAIG A. SMITH
                                 MEGGAN M. WALSH

                          See important fund and index

                         disclosures inside front cover.

                                    [GRAPHIC]

                           For More Information Visit

                               AIMinvestments.com

================================================================================


                                    [GRAPHIC]

FUND PERFORMANCE

================================================================================

RESULTS OF A $10,000 INVESTMENT
12/31/92-12/31/02

                                [MOUNTAIN CHART]

                 AIM GLOBAL UTILITIES        S&P 500            LIPPER UTILITY
DATE             FUND CLASS A SHARES          INDEX               FUND INDEX
12/31/92                  9450                10000                  10000
03/31/93                 10294                10437                  10847
06/30/93                 10585                10486                  11153
09/30/93                 11159                10757                  11687
12/31/93                 10614                11007                  11340
03/31/94                  9789                10591                  10540
06/30/94                  9320                10634                  10205
09/30/94                  9501                11153                  10397
12/31/94                  9387                11151                  10287
03/31/95                  9711                12235                  10747
06/30/95                 10554                13401                  11450
09/30/95                 11275                14465                  12242
12/31/95                 12021                15335                  13076
03/31/96                 12169                16157                  13026
06/30/96                 12578                16880                  13500
09/30/96                 12445                17400                  13195
12/31/96                 13688                18850                  14298
03/31/97                 13549                19357                  14157
06/30/97                 14974                22732                  15416
09/30/97                 15939                24432                  16193
12/31/97                 16931                25134                  17973
03/31/98                 18748                28638                  19756
06/30/98                 18475                29587                  19452
09/30/98                 17406                26648                  19250
12/31/98                 19639                32318                  21280
03/31/99                 19196                33927                  20488
06/30/99                 21002                36311                  22721
09/30/99                 20847                34047                  21949
12/31/99                 26340                39109                  24370
03/31/00                 30786                40008                  26101
06/30/00                 27691                38943                  24771
09/30/00                 28146                38566                  27246
12/31/00                 25675                35551                  26459
03/31/01                 23618                31342                  24715
06/30/01                 22348                33174                  23916
09/30/01                 18781                28311                  20976
12/31/01                 18400                31337                  20809
03/31/02                 18559                31423                  20357
06/30/02                 15520                27217                  17725
09/30/02                 12321                22516                  14701
12/31/02                 13636                24413                  16083

                                                            Source: Lipper, Inc.

Past performance cannot guarantee comparable future results.

================================================================================

   Performance of the fund's Class A, B and C shares will differ due to different sales charge structures and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover.

   Performance shown in the chart and table does not reflect deduction of taxes a shareholder would pay on fund distributions or the sale of fund shares. Performance for the indexes does not reflect the effects of taxes either.

   This chart uses a logarithmic scale, which means the price scale (vertical axis) is structured so that a given distance always represents the same percent change in price, rather than the same absolute change in price. For example, the distance from one to 10 is the same as the distance from 10 to 100 on a logarithmic chart, but the latter distance is 10 times greater on a linear chart. A logarithmic scale better illustrates performance in the fund's early years before reinvested distributions and compounding create the potential for the original investment to grow to very large numbers.



FUND RETURNS

AVERAGE ANNUAL TOTAL RETURNS

as of 12/31/02 including sales charges

================================================================================

                                  [HYPO CHART]

CLASS A SHARES
  10 Years                         3.15%
  5 Years                         -5.32
  1 Year                         -30.03

CLASS B SHARES
  Inception (9/1/93)               1.46%
  5 Years                         -5.27
  1 Year                         -30.15

CLASS C SHARES
  Inception (8/4/97)              -2.96%
  5 Years                         -4.98
  1 Year                         -27.23

DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

FUND VS. INDEXES

Total Returns 12/31/01-12/31/02

excluding sales charges

================================================================================

CLASS A SHARES                          -25.96%
CLASS B SHARES                          -26.56
CLASS C SHARES                          -26.52
S&P 500 (BROAD MARKET INDEX)            -22.09
LIPPER UTILITY FUND INDEX (PEER GROUP)  -22.70

================================================================================

EDUCATION AND PLANNING

EXPOSING IRA MYTHS


There's no secret about how to invest for a secure retirement. Disciplined investing, getting an early start, diversifying your investments and saving in tax-deferred accounts are just a few rules your financial advisor is likely to stress. Another important rule is to know the truth about individual retirement accounts (IRAs), the retirement-savings vehicle used by millions of Americans.


MYTH 1: THERE'S NO REASON TO CONTRIBUTE TO AN IRA IF I CAN'T TAKE A TAX DEDUCTION FOR MY CONTRIBUTION. While many investors can deduct contributions to traditional IRAs from their federal income taxes, income limits do apply. But even if you exceed those income limits, there's still reason to contribute to an
IRA: tax-deferred compounding. Tax-deferred compounding allows your retirement savings to grow faster in a tax-deferred IRA than in a taxable savings account.


MYTH 2: I CAN'T OPEN AN IRA BECAUSE I DON'T HAVE THE MAXIMUM $3,000 TO CONTRIBUTE. No problem--just make smaller periodic contributions instead of a single large contribution. Remember, too, that even if you can't contribute the maximum allowed, it's important to contribute what you can. Finally, making periodic contributions to your IRA may allow you to benefit from dollar-cost averaging--buying more shares when prices are low and fewer shares when prices are high. Dollar-cost averaging cannot guarantee profits or protect against losses in declining markets, and since it involves investing regardless of fluctuating securities prices, investors should consider their ability to continue making purchases during periods of low prices.


MYTH 3: IT DOESN'T MATTER WHAT TIME OF YEAR I MAKE MY IRA CONTRIBUTION. If you do make a lump-sum contribution, make it early in the year. By contributing early in the year, your money can grow all year long and you'll have more time to accumulate the savings you'll need when you retire.


MYTH 4: AN IRA ISN'T THAT GOOD A DEAL, SINCE MY WITHDRAWALS WILL BE TAXED WHEN I MAKE THEM. That's true of traditional IRAs--but not of Roth IRAs. Contributions to traditional IRAs are made with pre-tax dollars and they grow tax-deferred; withdrawals from traditional IRAs are taxed as ordinary income. Contributions to Roth IRAs are made with after-tax dollars and they grow tax-free; withdrawals from Roth IRAs are not taxed as long as they are qualified distributions. Your financial advisor can explain which type of IRA is best for you.


MYTH 5: I PARTICIPATE IN MY EMPLOYER'S 401(k) PLAN, SO I MAY NOT BE ABLE TO OPEN AN IRA. It's your income, not your participation in an employer-sponsored retirement plan, that determines whether or not you can open an IRA. With the exception of certain high-income individuals and couples, most people can contribute to a Roth IRA with after-tax dollars--even if they participate in an employer-sponsored retirement plan. Similarly, most people can contribute to a traditional IRA using pre-tax dollars even if they participate in an employer-sponsored retirement plan--although the deduction they receive is phased out as their income rises.


MYTH 6: IT'S SMARTER TO WAIT UNTIL I'M MAKING MORE MONEY BEFORE I OPEN MY IRA. When investing for retirement, or for any long-term goal, time is your biggest asset, so start saving early! The table to the left shows why.

None of the information here should be considered tax advice. You should consult your tax advisor for information concerning your individual situation. Withdrawals from retirement accounts other than Roth IRAs are subject to ordinary income tax. Withdrawals before age 59 1/2 may also be subject to a 10% penalty.


================================================================================

         WANT $1 MILLION FOR RETIREMENT? STARTING EARLY MAKES IT EASIER.

      CURRENT             YEARS TO SAVE                   MONTHLY SAVINGS
        AGE             UNTIL RETIREMENT            NEEDED TO REACH $1 MILLION

        25                      40                          $   158
        35                      30                          $   442
        45                      20                          $ 1,317
        55                      10                          $ 4,882

All figures assume a 10% annual return on investments. This hypothetical example is for illustrative purposes only and is not intended to represent the performance of any particular fund, IRA or investor. Your actual return isn't likely to be consistent from year to year, and there is no guarantee that a specific rate of return will be achieved.

================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
DOMESTIC STOCKS-70.75%

DIVERSIFIED METALS & MINING-1.24%

Peabody Energy Corp.                               66,700   $  1,949,641
========================================================================

ELECTRIC UTILITIES-43.08%

American Electric Power Co., Inc.                  63,600      1,738,188
------------------------------------------------------------------------
CenterPoint Energy, Inc.                          205,000      1,742,500
------------------------------------------------------------------------
Cinergy Corp.                                      47,000      1,584,840
------------------------------------------------------------------------
CMS Energy Corp.                                  178,000      1,680,320
------------------------------------------------------------------------
Consolidated Edison, Inc.                          65,000      2,783,300
------------------------------------------------------------------------
Constellation Energy Group, Inc.                   86,500      2,406,430
------------------------------------------------------------------------
Dominion Resources, Inc.                           28,000      1,537,200
------------------------------------------------------------------------
DTE Energy Co.                                    143,000      6,635,200
------------------------------------------------------------------------
Edison International(a)                            55,500        657,675
------------------------------------------------------------------------
Entergy Corp.                                      62,000      2,826,580
------------------------------------------------------------------------
Exelon Corp.                                       34,500      1,820,565
------------------------------------------------------------------------
FirstEnergy Corp.                                  90,000      2,967,300
------------------------------------------------------------------------
FPL Group, Inc.                                   132,000      7,937,160
------------------------------------------------------------------------
Northeast Utilities                               134,000      2,032,780
------------------------------------------------------------------------
OGE Energy Corp.                                  106,000      1,865,600
------------------------------------------------------------------------
PG&E Corp.(a)                                      77,000      1,070,300
------------------------------------------------------------------------
Pinnacle West Capital Corp.                       228,600      7,792,974
------------------------------------------------------------------------
PPL Corp.                                          75,000      2,601,000
------------------------------------------------------------------------
Progress Energy, Inc.                              36,500      1,582,275
------------------------------------------------------------------------
Public Service Enterprise Group Inc.               63,600      2,041,560
------------------------------------------------------------------------
Puget Energy, Inc.                                 96,000      2,116,800
------------------------------------------------------------------------
Southern Co. (The)                                209,700      5,953,383
------------------------------------------------------------------------
TXU Corp.                                          86,500      1,615,820
------------------------------------------------------------------------
Wisconsin Energy Corp.                             62,500      1,575,000
------------------------------------------------------------------------
Xcel Energy, Inc.                                 101,650      1,118,150
========================================================================
                                                              67,682,900
========================================================================

GAS UTILITIES-9.48%

KeySpan Corp.                                      55,000      1,938,200
------------------------------------------------------------------------
Kinder Morgan, Inc.                                37,200      1,572,444
------------------------------------------------------------------------
NiSource Inc.                                     290,000      5,800,000
------------------------------------------------------------------------
Peoples Energy Corp.                               44,000      1,700,600
------------------------------------------------------------------------
Sempra Energy                                     164,000      3,878,600
========================================================================
                                                              14,889,844
========================================================================

INDUSTRIAL CONGLOMERATES-1.10%

General Electric Co.                               70,800      1,723,980
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-7.23%

BellSouth Corp.                                   154,100      3,986,567
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

SBC Communications Inc.                            88,000   $  2,385,680
------------------------------------------------------------------------
Verizon Communications Inc.                       128,662      4,985,653
========================================================================
                                                              11,357,900
========================================================================

MULTI-UTILITIES & UNREGULATED POWER-8.62%

Aquila, Inc.(a)                                   221,510        392,073
------------------------------------------------------------------------
Duke Energy Corp.                                 129,634      2,533,048
------------------------------------------------------------------------
Energy East Corp.                                 306,200      6,763,958
------------------------------------------------------------------------
Equitable Resources, Inc.                          22,100        774,384
------------------------------------------------------------------------
MDU Resources Group, Inc.                          31,000        800,110
------------------------------------------------------------------------
Mirant Corp.(a)                                   211,114        399,005
------------------------------------------------------------------------
Mirant Trust I-Series A, $3.13 Conv. Pfd.          34,300        569,380
------------------------------------------------------------------------
ONEOK, Inc.                                        41,000        787,200
------------------------------------------------------------------------
Reliant Resources, Inc.(a)                        161,663        517,322
========================================================================
                                                              13,536,480
========================================================================
    Total Domestic Stocks (Cost $125,475,755)                111,140,745
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-17.92%

BRAZIL-0.74%

Companhia Paranaense de Energia-Copel-ADR
  (Electric Utilities)                            415,000      1,166,150
========================================================================

FRANCE-2.20%

Suez S.A. (Multi-Utilities & Unregulated
  Power)                                          142,750      2,478,549
========================================================================
Total Fina Elf S.A. (Integrated Oil & Gas)          6,800        971,523
========================================================================
                                                               3,450,072
========================================================================

GERMANY-1.51%

E.ON A.G. (Electric Utilities)                     58,880      2,376,567
========================================================================

GREECE-0.79%

Public Power Corp.-GDR (Electric Utilities)
  (Acquired 12/10/01; Cost $1,008,054)(b)(c)       89,300      1,237,403
========================================================================

ITALY-3.44%

ACEA S.p.A. (Multi-Utilities & Unregulated
  Power) (Acquired 07/12/99; Cost
  $3,909,910)(b)                                  428,800      1,899,560
------------------------------------------------------------------------
Snam Rete Gas S.p.A. (Gas Utilities)
  (Acquired 12/03/01; Cost $621,491)(b)           247,600        844,734
------------------------------------------------------------------------
Telecom Italia S.p.A. (Integrated
  Telecommunication Services)                     526,700      2,659,465
========================================================================
                                                               5,403,759
========================================================================

SPAIN-3.44%

Endesa, S.A. (Electric Utilities)                 227,000      2,656,970
------------------------------------------------------------------------
Endesa, S.A.-ADR (Electric Utilities)              39,600        447,480
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
SPAIN-(CONTINUED)

Telefonica, S.A. (Integrated
  Telecommunication Services)(a)                  255,743   $  2,290,017
========================================================================
                                                               5,394,467
========================================================================

UNITED KINGDOM-5.80%

Kelda Group PLC (Water Utilities)                 538,407      3,679,376
------------------------------------------------------------------------
National Grid Transco PLC (Multi-Utilities &
  Unregulated Power)                              202,526      1,490,113
------------------------------------------------------------------------
United Utilities PLC (Multi-Utilities &
  Unregulated Power)                              151,936      1,528,069
------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                   1,034,218      1,887,765
------------------------------------------------------------------------
Vodafone Group PLC-ADR (Wireless
  Telecommunication Services)                      29,200        529,104
========================================================================
                                                               9,114,427
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $36,539,270)                            28,142,845
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
BONDS & NOTES-5.46%

BROADCASTING & CABLE TV-0.65%

TCI Communications, Inc., Sr. Unsec. Deb.,
  7.88%, 02/15/26                              $1,000,000      1,024,020
========================================================================

COMPUTER HARDWARE-0.16%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Sub. Gtd. Deb., 8.00%, 05/01/03
  (Acquired 04/17/98-04/19/01; Cost
  $4,556,330)(b)(c)(d)                          4,866,000        257,898
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.42%

AT&T Broadband Corp., Unsec. Gtd. Notes,
  8.38%, 03/15/13                               1,961,000      2,226,696
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

MULTI-UTILITIES & UNREGULATED POWER-3.23%

National Grid Co. PLC (United Kingdom), Conv.
  Bonds, 4.25%, 02/17/08 (Acquired 02/05/98;
  Cost $4,574,700)(b)(e)                  GBP   2,760,000   $  5,073,181
========================================================================
    Total Bonds & Notes (Cost $12,105,548)                     8,581,795
========================================================================

                                                 SHARES
MONEY MARKET FUNDS-6.00%

STIC Liquid Assets Portfolio(f)                 4,714,847      4,714,847
------------------------------------------------------------------------
STIC Prime Portfolio(f)                         4,714,847      4,714,847
========================================================================
    Total Money Market Funds (Cost
      $9,429,694)                                              9,429,694
========================================================================
TOTAL INVESTMENTS-100.13% (excluding
  investments purchased with cash collateral
  from securities loans) (Cost $183,550,267)                 157,295,079
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANS

MONEY MARKET FUNDS-25.08%

STIC Liquid Assets Portfolio(f)(g)             19,697,198     19,697,198
------------------------------------------------------------------------
STIC Prime Portfolio(f)(g)                     19,697,197     19,697,197
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loans)
      (Cost $39,394,395)                                      39,394,395
========================================================================
TOTAL INVESTMENTS-125.21% (Cost $222,944,662)                196,689,474
========================================================================
OTHER ASSETS LESS LIABILITIES-(25.21%)                       (39,605,855)
========================================================================
NET ASSETS-100.00%                                          $157,083,619
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
Deb.   - Debentures
GBP    - British Pound Sterling
GDR    - Global Depositary Receipt
Gtd.   - Guaranteed
Pfd.   - Preferred
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act. The aggregate market value of these securities at 12/31/02 was $9,312,776, which represented 5.93% of the Fund's net assets. The Fund has no rights to demand registration of these securities. Of these securities, 3.39% of the Fund's net assets are considered to be illiquid.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees and may be considered illiquid.
(d) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(e) Foreign denominated security. Par value is denominated in currency indicated.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.
(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $222,944,662)*                               $196,689,474
-----------------------------------------------------------
Foreign currencies, at value (cost $432,129)        447,757
-----------------------------------------------------------
Receivables for:
  Investments sold                                9,704,733
-----------------------------------------------------------
  Fund shares sold                                  120,592
-----------------------------------------------------------
  Dividends and interest                            494,249
-----------------------------------------------------------
Investment for deferred compensation plan            40,330
-----------------------------------------------------------
Other assets                                         19,460
===========================================================
    Total assets                                207,516,595
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          10,021,194
-----------------------------------------------------------
  Fund shares reacquired                            653,520
-----------------------------------------------------------
  Deferred compensation plan                         40,330
-----------------------------------------------------------
  Collateral upon return of securities loaned    39,394,395
-----------------------------------------------------------
Accrued distribution fees                           134,145
-----------------------------------------------------------
Accrued transfer agent fees                          79,851
-----------------------------------------------------------
Accrued operating expenses                          109,541
===========================================================
    Total liabilities                            50,432,976
===========================================================
Net assets applicable to shares outstanding    $157,083,619
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $106,962,173
___________________________________________________________
===========================================================
Class B                                        $ 44,071,470
___________________________________________________________
===========================================================
Class C                                        $  6,049,976
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           9,534,470
___________________________________________________________
===========================================================
Class B                                           3,936,899
___________________________________________________________
===========================================================
Class C                                             540,662
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      11.22
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.22 divided
      by 94.50%)                               $      11.87
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      11.19
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      11.19
___________________________________________________________
===========================================================

* At December 31, 2002, securities with an aggregate market value of $38,567,596 were on loan to brokers.
STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  of $119,530)                                 $  7,232,247
-----------------------------------------------------------
Dividends from affiliated money market
  funds                                             193,866
-----------------------------------------------------------
Interest                                            891,292
-----------------------------------------------------------
Security lending income                             200,312
===========================================================
    Total investment income                       8,517,717
===========================================================

EXPENSES:

Advisory fees                                     1,212,142
-----------------------------------------------------------
Administrative services fees                         50,000
-----------------------------------------------------------
Custodian fees                                       67,162
-----------------------------------------------------------
Distribution fees -- Class A                        329,368
-----------------------------------------------------------
Distribution fees -- Class B                        623,671
-----------------------------------------------------------
Distribution fees -- Class C                         83,143
-----------------------------------------------------------
Transfer agent fees                                 680,690
-----------------------------------------------------------
Trustees' fees                                        9,731
-----------------------------------------------------------
Other                                               172,417
===========================================================
    Total expenses                                3,228,324
===========================================================
Less: Fees waived                                   (10,747)
-----------------------------------------------------------
    Expenses paid indirectly                         (4,867)
===========================================================
    Net expenses                                  3,212,710
===========================================================
Net investment income                             5,305,007
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (40,821,250)
-----------------------------------------------------------
  Foreign currencies                                 89,267
-----------------------------------------------------------
  Option contracts written                          519,873
===========================================================
                                                (40,212,110)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         (29,868,477)
-----------------------------------------------------------
  Foreign currencies                                 22,669
===========================================================
                                                (29,845,808)
===========================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts       (70,057,918)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                    $(64,752,911)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                                  2002             2001
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   5,305,007    $   4,578,201
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                     (40,212,110)     (26,958,931)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (29,845,808)    (100,097,424)
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (64,752,911)    (122,478,154)
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (3,815,987)      (3,297,866)
--------------------------------------------------------------------------------------------
  Class B                                                        (1,247,649)        (987,904)
--------------------------------------------------------------------------------------------
  Class C                                                          (170,081)        (115,036)
--------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                                --       (1,890,557)
--------------------------------------------------------------------------------------------
  Class B                                                                --       (1,101,351)
--------------------------------------------------------------------------------------------
  Class C                                                                --         (130,115)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (18,909,941)     (18,046,172)
--------------------------------------------------------------------------------------------
  Class B                                                       (29,029,595)     (19,327,801)
--------------------------------------------------------------------------------------------
  Class C                                                        (2,715,781)        (646,339)
============================================================================================
    Net increase (decrease) in net assets                      (120,641,945)    (168,021,295)
============================================================================================

NET ASSETS:

  Beginning of year                                             277,725,564      445,746,859
============================================================================================
  End of year                                                 $ 157,083,619    $ 277,725,564
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 251,890,975    $ 295,785,459
--------------------------------------------------------------------------------------------
  Undistributed net investment income                                73,943          116,903
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts         (68,649,680)     (26,875,713)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                           (26,231,619)       8,698,915
============================================================================================
                                                              $ 157,083,619    $ 277,725,564
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Utilities Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares are subject to CDSC charges. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to achieve a high total return. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.60% on the first $200 million of the Fund's average daily net assets, plus 0.50% on the next $300 million of the Fund's average daily net assets, plus 0.40% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion. Effective September 23, 2002, AIM has voluntarily agreed to waive advisory fees in the amount of 0.02% of average net assets for one year. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $10,747.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $389,672 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B and Class C shares paid AIM Distributors $329,368, $623,671 and $83,143, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $22,958 in front-end sale commissions from the sale of Class A shares and $505, $996 and $3,535 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $3,055 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.
NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $3,280 and reductions in custodian fees of $1,587 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $4,867.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At December 31, 2002, securities with an aggregate value of $38,567,596 were on loan to brokers. The loans were secured by cash collateral of $39,394,395 received by the Fund and subsequently invested in affiliated money market funds as follows: $19,697,198 in STIC Liquid Assets Portfolio and $19,697,197 in STIC Prime Portfolio. For the year ended December 31, 2002, the Fund received fees of $200,312 for securities lending.

NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ----------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of year                        --      $      --
----------------------------------------------------------
Written                              11,892        752,624
----------------------------------------------------------
Closed                                 (544)       (39,798)
----------------------------------------------------------
Exercised                            (2,545)      (492,043)
----------------------------------------------------------
Expired                              (8,803)      (220,783)
==========================================================
End of year                              --      $      --
__________________________________________________________
==========================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                         2002          2001
--------------------------------------------------------------
Distributions paid from:
Ordinary income                       $5,233,717    $4,851,946
--------------------------------------------------------------
Long-term capital gain                        --     2,670,883
==============================================================
                                      $5,233,717    $7,522,829
______________________________________________________________
==============================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Undistributed ordinary income                  $    159,538
-----------------------------------------------------------
Unrealized appreciation
  (depreciation) -- investments                 (26,690,805)
-----------------------------------------------------------
Temporary book/tax differences                      (64,050)
-----------------------------------------------------------
Capital loss carryforward                       (68,212,039)
-----------------------------------------------------------
Shares of beneficial interest                   251,890,975
===========================================================
                                               $157,083,619
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the treatment of defaulted bonds. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation on foreign currencies of $23,569.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

The Fund's capital loss carryforward expires as follows:

                                          CAPITAL LOSS
EXPIRATION                                CARRYFORWARD
------------------------------------------------------
December 31, 2009                         $18,490,169
------------------------------------------------------
December 31, 2010                          49,721,870
======================================================
                                          $68,212,039
______________________________________________________
======================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $105,168,075 and $140,596,552, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 16,661,262
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (43,375,636)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                        $(26,714,374)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $223,403,848.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions, premium amortization, and the merger transaction on December 31, 2002, undistributed net investment income was decreased by $114,250, undistributed net realized gains (losses) decreased by $1,561,857 and shares of beneficial interest increased by $1,676,107. This reclassification had no effect on the net assets of the Fund.


NOTE 11--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                         2002                          2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        949,587    $ 12,605,008     1,794,576    $ 34,716,035
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        398,925       5,334,927       859,987      17,105,311
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        613,148       9,024,735       226,533       4,463,280
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        280,719       3,433,259       283,142       4,686,155
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         91,166       1,110,123       111,990       1,793,582
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         12,269         149,446        12,912         207,366
======================================================================================================================
Issued in connection with acquisitions:*
  Class A                                                        609,422       6,380,412            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        448,140       4,682,205            --              --
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         15,466         161,591            --              --
======================================================================================================================
Conversion of Class B shares to Class A shares:**
  Class A                                                        950,791      12,830,006            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (953,214)    (12,830,006)           --              --
======================================================================================================================
Reacquired:
  Class A                                                     (4,216,515)    (54,158,626)   (3,018,253)    (57,448,362)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,113,600)    (27,326,844)   (2,091,008)    (38,226,694)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (849,183)    (12,051,553)     (282,906)     (5,316,985)
======================================================================================================================
                                                              (3,762,879)   $(50,655,317)   (2,103,027)   $(38,020,312)
______________________________________________________________________________________________________________________
======================================================================================================================

 * As of the close of business on September 20, 2002, the Fund acquired all the net assets of AIM Global Infrastructure Fund pursuant to a plan of reorganization approved by AIM Global Infrastructure Fund shareholders on September 4, 2002. The acquisition was accomplished by a tax-free exchange of 1,073,028 shares of the Fund for 2,195,890 shares of AIM Global Infrastructure Fund outstanding as of the close of business on September 20, 2002. AIM Global Infrastructure Fund's net assets at that date of $11,224,208 including $(5,084,726) of unrealized appreciation (depreciation), were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $144,339,163.
** Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                            CLASS A
                                                              -------------------------------------------------------------------

                                                                                    YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------------------
                                                                2002          2001             2000          1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  15.64      $  22.45         $  26.08      $  21.01      $  19.26
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.37(a)       0.29(a)(b)       0.33(a)       0.38(a)       0.48
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (4.40)        (6.63)           (1.00)         6.60          2.53
=================================================================================================================================
    Total from investment operations                             (4.03)        (6.34)           (0.67)         6.98          3.01
=================================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.39)        (0.29)           (0.28)        (0.35)        (0.46)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --         (0.18)           (2.68)        (1.56)        (0.80)
=================================================================================================================================
    Total distributions                                          (0.39)        (0.47)           (2.96)        (1.91)        (1.26)
=================================================================================================================================
Net asset value, end of period                                $  11.22      $  15.64         $  22.45      $  26.08      $  21.01
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                 (25.96)%      (28.33)%          (2.54)%       34.15%        16.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $106,962      $171,432         $267,200      $238,432      $196,665
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                           1.33%(d)      1.12%            1.03%         1.10%         1.06%
=================================================================================================================================
Ratio of net investment income to average net assets              2.88%(d)      1.53%(b)         1.23%         1.69%         2.39%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                             54%           19%              52%           37%           38%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.30 and the ratio of net investment income to average net assets would have been 1.57%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $131,746,999.


                                                                                           CLASS B
                                                              -----------------------------------------------------------------

                                                                                   YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------------
                                                               2002         2001             2000          1999          1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 15.60      $ 22.38         $  26.03      $  20.98      $  19.24
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.28(a)      0.15(a)(b)       0.13(a)       0.21(a)       0.33
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (4.41)       (6.60)           (1.01)         6.59          2.53
===============================================================================================================================
    Total from investment operations                            (4.13)       (6.45)           (0.88)         6.80          2.86
===============================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.28)       (0.15)           (0.09)        (0.19)        (0.32)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --        (0.18)           (2.68)        (1.56)        (0.80)
===============================================================================================================================
    Total distributions                                         (0.28)       (0.33)           (2.77)        (1.75)        (1.12)
===============================================================================================================================
Net asset value, end of period                                $ 11.19      $ 15.60         $  22.38      $  26.03      $  20.98
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                                (26.56)%     (28.87)%          (3.28)%       33.16%        15.14%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $44,071      $94,615         $160,820      $142,632      $111,866
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                          2.08%(d)     1.88%            1.80%         1.84%         1.81%
===============================================================================================================================
Ratio of net investment income to average net assets             2.13%(d)     0.78%(b)         0.46%         0.95%         1.64%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                            54%          19%              52%           37%           38%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been the same and the ratio of net investment income to average net assets would have been 0.81%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $62,367,097.


                                                                                        CLASS C
                                                              ------------------------------------------------------------

                                                                                YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------
                                                               2002         2001            2000         1999        1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 15.59      $ 22.37         $ 26.02      $20.97      $19.24
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.28(a)      0.15(a)(b)      0.13(a)     0.21(a)     0.33
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (4.40)       (6.60)          (1.01)       6.59        2.52
==========================================================================================================================
    Total from investment operations                            (4.12)       (6.45)          (0.88)       6.80        2.85
==========================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.28)       (0.15)          (0.09)      (0.19)      (0.32)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --        (0.18)          (2.68)      (1.56)      (0.80)
==========================================================================================================================
    Total distributions                                         (0.28)       (0.33)          (2.77)      (1.75)      (1.12)
==========================================================================================================================
Net asset value, end of period                                $ 11.19      $ 15.59         $ 22.37      $26.02      $20.97
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(c)                                                (26.52)%     (28.88)%         (3.28)%     33.18%      15.09%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 6,050      $11,679         $17,727      $6,702      $2,994
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                          2.08%(d)     1.88%           1.80%       1.84%       1.81%
==========================================================================================================================
Ratio of net investment income to average net assets             2.13%(d)     0.78%(b)        0.46%       0.95%       1.64%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                            54%          19%             52%         37%         38%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been the same and the ratio of net investment income to average net assets would have been 0.81%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $8,314,308.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Global Utilities Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Utilities Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated in the three years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before December 31, 1999 were audited by other independent accountants whose report, dated February 14, 2000, expressed an unqualified opinion thereon.

PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of AIM Funds Group is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

                                    TRUSTEE AND/
NAME, YEAR OF BIRTH AND             OR OFFICER         PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     SINCE              DURING PAST 5 YEARS                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
------------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946      1992               Director and Chairman, A I M Management    None
   Trustee, Chairman and President                     Group Inc. (financial services holding
                                                       company); and Director and Vice Chairman,
                                                       AMVESCAP PLC (parent of AIM and a global
                                                       investment management firm); formerly,
                                                       President and Chief Executive Officer, A
                                                       I M Management Group Inc.; Director,
                                                       Chairman and President, A I M Advisors,
                                                       Inc. (registered investment advisor);
                                                       Director and Chairman, A I M Capital
                                                       Management, Inc. (registered investment
                                                       advisor), A I M Distributors, Inc.
                                                       (registered broker dealer), A I M Fund
                                                       Services, Inc., (registered transfer
                                                       agent), and Fund Management Company
                                                       (registered broker dealer)
------------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951    2003               Director, President and Chief Executive    Director, Chairman, President and
   Trustee                                             Officer, A I M Management Group Inc.       Chief Executive Officer, INVESCO
                                                       (financial services holding company);      Bond Funds, Inc., INVESCO
                                                       Director, Chairman and President, A I M    Combination Stock & Bond Funds,
                                                       Advisors, Inc. (registered investment      Inc., INVESCO Counselor Series
                                                       advisor); Director, A I M Capital          Funds, Inc., INVESCO Global and
                                                       Management, Inc. (registered investment    International Funds, Inc., INVESCO
                                                       advisor) and A I M Distributors, Inc.      Manager Series Funds, Inc.,
                                                       (registered broker dealer), Director and   INVESCO Money Market Funds, Inc.,
                                                       Chairman, A I M Fund Services, Inc.        INVESCO Sector Funds, Inc.,
                                                       (registered transfer agent), and Fund      INVESCO Stock Funds, Inc., INVESCO
                                                       Management Company (registered broker      Treasurer's Series Funds, Inc. and
                                                       dealer); and Chief Executive Officer,      INVESCO Variable Investment Funds,
                                                       AMVESCAP PLC -- AIM Division (parent of    Inc.
                                                       AIM and a global investment management
                                                       firm); formerly, Director, Chairman and
                                                       Chief Executive Officer, INVESCO Funds
                                                       Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939          2001               Of Counsel, law firm of Baker & McKenzie   Badgley Funds, Inc. (registered
   Trustee                                                                                        investment company)
------------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944        1987               Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee                                             (technology consulting company)            and Captaris, Inc. (unified
                                                                                                  messaging provider)
------------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941         2000               Director, Magellan Insurance Company;      Cortland Trust, Inc. (registered
   Trustee                                             Member of Advisory Board of Rotary Power   investment company)
                                                       International (designer, manufacturer,
                                                       and seller of rotary power engines); and
                                                       Director, The Boss Group (private equity
                                                       group); formerly, Director, President and
                                                       Chief Executive Officer, Volvo Group
                                                       North America, Inc.; Senior Vice
                                                       President, AB Volvo; and director of
                                                       various affiliated Volvo companies
------------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935      1998               Formerly, Chairman, Mercantile Mortgage    None
   Trustee                                             Corp.; President and Chief Operating
                                                       Officer, Mercantile-Safe Deposit & Trust
                                                       Co.; and President, Mercantile Bankshares
                                                       Corp.
------------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952           1997               Chief Executive Officer, Twenty First      Administaff
   Trustee                                             Century Group, Inc. (government affairs
                                                       company) and Texana Timber LP
------------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937          1993               Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                             Naftalis and Frankel LLP                   investment company)
------------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950       1998               Formerly, Chief Executive Officer, YWCA    None
   Trustee                                             of the USA
------------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942         1992               Partner, law firm of Pennock & Cooper      None
   Trustee
------------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935          2001               Retired                                    None
   Trustee
------------------------------------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939           1993               Executive Vice President, Development and  None
   Trustee                                             Operations, Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of January 1, 2003



The address of each trustee and officer of AIM Funds Group is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE            DURING PAST 5 YEARS                        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------------------

   Gary T. Crum(3) -- 1947         1992             Director, Chairman and Director of         N/A
   Senior Vice President                            Investments, A I M Capital Management,
                                                    Inc.; Director and Executive Vice
                                                    President, A I M Management Group Inc.;
                                                    Director and Senior Vice President,
                                                    A I M Advisors, Inc.; and Director,
                                                    A I M Distributors, Inc. and AMVESCAP
                                                    PLC; formerly, Chief Executive Officer
                                                    and President A I M Capital Management,
                                                    Inc.
---------------------------------------------------------------------------------------------------------------------------------

   Carol F. Relihan -- 1954        1992             Director, Senior Vice President, General   N/A
   Senior Vice President and                        Counsel and Secretary, A I M Advisors,
   Secretary                                        Inc. and A I M Management Group Inc.;
                                                    Director, Vice President and General
                                                    Counsel, Fund Management Company; and
                                                    Vice President, A I M Fund Services,
                                                    Inc., A I M Capital Management, Inc. and
                                                    A I M Distributors, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   Robert G. Alley -- 1948         1992             Managing Director and Chief Fixed Income   N/A
   Vice President                                   Officer, A I M Capital Management, Inc.;
                                                    and Vice President, A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955          1992             Managing Director and Chief Research       N/A
   Vice President                                   Officer -- Fixed income, A I M Capital
                                                    Management, Inc.; and Vice President,
                                                    A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943         1992             Vice President and Chief Compliance        N/A
   Vice President                                   Officer, A I M Advisors, Inc. and A I M
                                                    Capital Management, Inc.; and Vice
                                                    President, A I M Fund Services, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       1992             Managing Director and Chief Cash           N/A
   Vice President                                   Management Officer, A I M Capital
                                                    Management, Inc.; Director and
                                                    President, Fund Management Company; and
                                                    Vice President, A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(3) -- 1940      1999             Vice President, A I M Advisors, Inc. and   N/A
   Vice President                                   President, Chief Executive Officer and
                                                    Chief Investment Officer, A I M Capital
                                                    Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959          1992             Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                     Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------------
(3) Information is current as of January 10, 2003.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND        INVESTMENT ADVISOR        DISTRIBUTOR               AUDITORS
11 Greenway Plaza         A I M Advisors, Inc.      A I M Distributors, Inc.  PricewaterhouseCoopers
Suite 100                 11 Greenway Plaza         11 Greenway Plaza         LLP
Houston, TX 77046         Suite 100                 Suite 100                 1201 Louisiana
                          Houston, TX 77046         Houston, TX 77046         Suite 2900
                                                                              Houston, TX 77002

COUNSEL TO THE FUND       COUNSEL TO THE TRUSTEES   TRANSFER AGENT            CUSTODIAN
Ballard Spahr             Kramer, Levin, Naftalis   A I M Fund Services,      State Street Bank and
Andrews & Ingersoll, LLP  & Frankel LLP             Inc.                      Trust Company
1735 Market Street        919 Third Avenue          P.O. Box 4739             225 Franklin Street
Philadelphia, PA 19103    New York, NY 10022        Houston, TX 77210-4739    Boston, MA 02110

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended December 31, 2002, 100% is eligible for the dividends received deduction for corporations.

================================================================================

                                   [ARTWORK]

                                MORE AGGRESSIVE

                                 SECTOR EQUITY

                          INTERNATIONAL/GLOBAL EQUITY

                                DOMESTIC EQUITY

                                  FIXED INCOME

                               MORE CONSERVATIVE

================================================================================

THE AIM FAMILY OF FUNDS--Registered Trademark--

       DOMESTIC EQUITY                    INTERNATIONAL/GLOBAL EQUITY                                    FIXED INCOME

       MORE AGGRESSIVE                          MORE AGGRESSIVE                                            TAXABLE

AIM Emerging Growth Fund                AIM Developing Markets Fund                                    MORE AGGRESSIVE
AIM Small Cap Growth Fund(1)            AIM European Small Company Fund
AIM Aggressive Growth Fund              AIM Asia Pacific Growth Fund(2)                    AIM High Yield Fund II
AIM Opportunities I Fund(2)(3)          AIM International Emerging Growth Fund             AIM High Yield Fund
AIM Mid Cap Growth Fund                 AIM Global Aggressive Growth Fund                  AIM Strategic Income Fund
AIM Libra Fund                          AIM European Growth Fund(2)                        AIM Income Fund
AIM Dent Demographic Trends Fund        AIM International Growth Fund(2)                   AIM Global Income Fund
AIM Opportunities II Fund(2)(3)         AIM Global Growth Fund                             AIM Total Return Bond Fund
AIM Constellation Fund                  AIM Worldwide Spectrum Fund                        AIM Intermediate Government Fund
AIM Large Cap Growth Fund               AIM Global Trends Fund                             AIM Short Term Bond Fund
AIM Weingarten Fund                     AIM International Core Equity Fund(2)              AIM Floating Rate Fund
AIM Opportunities III Fund(2)(3)                                                           AIM Limited Maturity Treasury Fund(4)(5)
AIM Small Cap Equity Fund                       MORE CONSERVATIVE                          AIM Money Market Fund
AIM Capital Development Fund
AIM Mid Cap Core Equity Fund(2)                  SECTOR EQUITY                                         MORE CONSERVATIVE
AIM Select Equity Fund
AIM Premier Equity II Fund(2)                   MORE AGGRESSIVE                                           TAX-FREE
AIM Premier Equity Fund(2)
AIM Blue Chip Fund                      AIM New Technology Fund                                        MORE AGGRESSIVE
AIM Mid Cap Basic Value Fund            AIM Global Science and Technology Fund(2)
AIM Large Cap Core Equity Fund          AIM Global Energy Fund                             AIM High Income Municipal Fund
AIM Charter Fund                        AIM Global Financial Services Fund                 AIM Municipal Bond Fund
AIM Basic Value Fund                    AIM Global Health Care Fund                        AIM Tax-Free Intermediate Fund(4)(5)
AIM Large Cap Basic Value Fund          AIM Global Utilities Fund                          AIM Tax-Exempt Cash Fund
AIM Balanced Fund*                      AIM Real Estate Fund More Conservative
AIM Basic Balanced Fund*                                                                               MORE CONSERVATIVE
                                               MORE CONSERVATIVE
MORE CONSERVATIVE

*Domestic equity and income fund

Equity and fixed-income funds are shown from more aggressive to more conservative. When assessing the degree of risk, qualitative and quantitative factors considered included the funds' portfolio holdings, diversification permitted within the fund, the funds' standard deviations for three, five, 10, 15, 20 and 25 years, R-squared and beta analysis relative to the style-specific benchmarks, and the possibility of incorporating portfolio management tools such as leverage, derivatives and short selling. Fund rankings are relative to one another within The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1)AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For more information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (2)The following fund name changes became effective 7/1/02: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3)Effective Oct. 1, 2002, the fund reopened to new investors. (4)Class A shares closed to new investors on Oct. 30, 2002. (5)Class A3 shares were first offered on October 31, 2002.

   For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after April 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the mutual fund industry since 1976 and manages $124 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $333 billion in assets under management.

As of 12/31/02.

                                     College     Separately
Mutual       Retirement              Savings     Managed      Offshore   Alternative    Cash
Funds        Products    Annuities   Plans       Accounts     Products   Investments    Management



                                                               [AIM LOGO]
                                                            --Servicemark--

                                                   [INVEST WITH DISCIPLINE LOGO]
                                                        --Registered Trademark--

                                                                        GLU-AR-1

AIMinvestments.com

                                                                     APPENDIX IV


                        ANNUAL REPORT / OCTOBER 31, 2002

                     AIM GLOBAL SCIENCE AND TECHNOLOGY FUND

                                 [COVER IMAGE]

                                [AIM FUNDS LOGO]

                            --Registered Trademark--

                               AIMinvestments.com

================================================================================

                                 [COVER IMAGE]

                      ACCENT IN PINK BY WASSILY KANDINSKY

  BOTH AS AN ARTIST AND AS A THEORIST, KANDINSKY PLAYED A PIVOTAL ROLE IN THE

      DEVELOPMENT OF ABSTRACT ART. HIS EXPLORATION OF THE POSSIBILITIES OF

 ABSTRACTION MADE HIM ONE OF THE MOST IMPORTANT INNOVATORS IN MODERN ART. MANY

     OF THE COMPANIES IN WHICH THIS FUND INVESTS ARE ON THE CUTTING EDGE OF

       TELECOMMUNICATIONS AND TECHNOLOGY, MAKING THEM INNOVATORS AS WELL.

================================================================================

AIM GLOBAL SCIENCE AND TECHNOLOGY FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING IN EQUITY SECURITIES OF COMPANIES THAT DESIGN, DEVELOP OR PROVIDE PRODUCTS AND SERVICES IN THE SCIENCE OR TECHNOLOGY INDUSTRIES.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o Effective July 1, 2002, AIM Global Telecommunications and Technology Fund was renamed AIM Global Science and Technology Fund.

o AIM Global Science and Technology Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.

o Had the advisor not waived fees and/or absorbed fund expenses during the reporting period, returns would have been lower.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, B and C shares will differ because of different sales charge structures and class expenses.

o The fund may participate in the initial public offering market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required from non-U.S. companies.

o The value of the fund's shares is particularly vulnerable to factors affecting the technology and science industries, such as substantial government regulations and the need for governmental approvals, dependency on consumer and business acceptance as new technologies evolve, and large and rapid price movements resulting from, among other things, fierce competition in these industries. Additional factors affecting the technology and science industries and the value of fund shares include rapid obsolescence of products and services, short product cycles, and aggressive pricing. Many technology and science companies are small and at an early state of development and, therefore, may be subject to risks such as limited product lines, markets, and financial and managerial resources.

o Investing in a single-sector mutual fund involves greater risk and potential return than investing in a more diversified fund.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than the original investment.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o The unmanaged Pacific Stock Exchange Technology 100 Index (the PSE Technology 100) is a price-weighted index of 100 listed and over-the-counter technology stocks from 15 technology-related industries.

o The unmanaged Lipper Science and Technology Fund Index represents an average of the performance of the 30 largest science and technology funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT IN A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
     AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

      This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

                              TO OUR SHAREHOLDERS

================================================================================

                       THE FUND BEGAN TO FIND MORE SOLID

                     FOOTING LATE IN THE REPORTING PERIOD.

                                ROBERT H. GRAHAM

================================================================================

                    DEAR SHAREHOLDER:

[PHOTO OF           All of us know how difficult the equity markets were during
ROBERT H.           the fiscal year ended October 31, 2002. We are now in the
GRAHAM]             unenviable position of being able to say we have been in a deeper and longer market downturn than that of 1973-74. We know from experience that these conditions do eventually end, though no one can predict exactly when. We are encouraged, however, by the fact that as I write this letter, the U.S. equity market has had several positive weeks in a row. Whether this is the start of a long-term positive trend remains to be seen. In the meantime, let me assure you that all of us at AIM continue to work hard on your behalf.

                        In light of continuing market difficulties, I thought
                    you would appreciate detailed information on some of the methods AIM uses to manage your money. This information is presented in the two pages following this letter. I hope it will provide you with a greater understanding of our investment process, and I encourage you to read it carefully. One of our ongoing goals is to keep all of our shareholders well-informed.

BACK TO BASICS

When market conditions are as trying as they have been during the fiscal year covered by this report, it is well to keep some investing fundamentals in mind. First, seek professional advice--it is more important now than ever. A financial professional can help you:

o Understand your entire financial profile before selecting individual investments so you can tailor your portfolio to specific goals and timetables.

o Learn the characteristics of various asset classes. Recently, many investors have been seeking safety in fixed-income investments. Unfortunately, many do not understand that bond prices move in the opposite direction of interest rates. Existing bonds have been rising in value as interest rates have fallen, contributing to attractive total returns. But rates are now so low the upside potential of bond prices is limited. Sooner or later, the economy will expand more robustly, and interest rates will begin to rise. That will lower bond values, reducing total returns. As ever, diversification is an investing fundamental.

o Develop reasonable expectations. Historically, stocks have averaged about a 10% return per year, bonds less, facts many of us forgot during the 1990s.

YOUR FUND MANAGERS' OBSERVATIONS

In the following pages, your fund's portfolio managers discuss your fund's performance during the fiscal year and the market conditions and investment strategies that affected that performance. I hope you find their comments helpful.

    AIM Global Science and Technology Fund began to find more solid footing late in the reporting period. The fund's Class A shares had a return of -34.01% at net asset value for the fiscal year ending October 31, 2002. The fund's performance was in line with that of similar funds in the Lipper Science and Technology Fund Index, which returned -33.00% for the year. The S&P 500, returned -15.10% for the fiscal year.

    David P. Barnard, one of the portfolio managers on the management team for AIM Global Science and Technology Fund, will be retiring on January 31, 2003. Abel Garcia and Robert Lloyd will remain on the management team for your fund.

    Timely information about your fund and the markets is always available on our Web site, www.aiminvestments.com. Our Client Services Department can be reached during regular business hours at 800-959-4246.

IMPORTANT NEWS ABOUT AIM

This report features AIM's new logo and Web address, which we have adopted to better reflect our diverse line of investment products. We are well known for our mutual funds, but we also offer solutions for many investment situations through a broad array of products and services including retirement products for employers and individuals, annuities, college savings plans, separately managed accounts, and cash management for businesses.

    I am also pleased to announce that Mark Williamson will become Chief Executive Officer of A I M Management Group Inc., the parent company of your fund's advisor and distributor, on January 1, 2003. I will remain Chairman of AIM. Mark has had a long and distinguished career in the mutual fund industry and I am looking forward to his joining the AIM team.

    Thank you for investing with AIM. I look forward to reporting to you again in six months.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
December 2, 2002

                      A SPECIAL MESSAGE TO OUR SHAREHOLDERS

INVESTMENT RESEARCH UPDATE FOR AIM CLIENTS

 [EDGAR M. LARSEN PHOTO]
    EDGAR M. LARSEN
CHIEF INVESTMENT OFFICER

  [GARY T. CRUM PHOTO]
      GARY T. CRUM
DIRECTOR OF INVESTMENTS

THE FINANCIAL MARKETS have been battered over the past year by a wave of corporate scandals, accounting restatements, bankruptcies of high-profile companies and, in a few cases, outright financial fraud. Many investors, understandably, feel uncertain about whether their portfolios are positioned to withstand such a prolonged and severe market downturn. Now seems to be an appropriate time to step back and reiterate AIM's concern for the financial well-being of all of our clients and AIM's commitment to competitive excellence across all investment disciplines.

    We at AIM are proud of our rigorous qualitative and quantitative analytical processes, and we remain confident that we will preserve our long-term record of success through uncompromising fundamental research. During this recent period of market instability, we have placed even greater focus on meticulous research, and we continually look for new ways to improve our process.

    We have the resources and the people needed to seek out the best investment opportunities that exist in any market. It should be emphasized that AIM's teams have not changed their investment strategies; rather our disciplines have been fine-tuned in order to better understand each portfolio holding and to optimize each fund's overall structure.

    Rigorous accounting analysis is at the forefront of our investment-research efforts. AIM employs both internal and external accounting experts and proprietary tools to screen our portfolios for high-risk situations and to look for investment opportunities.

BEYOND THE BOTTOM LINE

By going beyond the reported bottom-line numbers, we strive to understand where a company's growth is coming from and how sustainable it may be. Our discipline takes us through an in-depth examination of the financial statements and industry conditions, combined with an evaluation of management's style and strategy.

    AIM's portfolio managers have taken advantage of some unique valuations in this unusual market environment by adding opportunistically to their portfolios. In addition to strong financial fundamentals and attractively priced securities, AIM's teams look for companies with experienced and credible management teams. Sometimes this means not accepting the consensus view of a particular company.

    AIM seeks independent thought, both from our own analysts and portfolio managers, and from trusted Wall Street sources. Our goal is to cultivate an ongoing dialogue with independent thinkers in every industry, whether they work for one of our portfolio companies, on Wall Street, at an independent research boutique, or right here within our own firm. To this end, we have long had a collaborative environment where communication across investment teams is encouraged.

    For example, AIM's fixed-income and equity analysts attend the same meetings

================================================================================

                               RIGOROUS ACCOUNTING

                                 ANALYSIS IS AT

                                THE FOREFRONT OF

                                 OUR INVESTMENT-

                                RESEARCH EFFORTS.

================================================================================
with company managements, and thus analyze the company from two different perspectives. Our international managers work with our domestic teams to cover the more globally oriented companies. And the teams that manage AIM's sector-specific funds share their industry expertise with the rest of our investment teams. As our professional staff and resources have grown, so have the direct contacts with company management teams. Last year, AIM's analysts and portfolio managers had more than 4,000 meetings with the senior executives of our portfolio companies.

EDUCATION AND TRAINING

Continuing education and training are important in the ever-changing world of investment analysis. We invite experts from such fields as accounting, derivatives and banking to AIM so that we remain informed about current corporate-finance techniques, new accounting regulations and other shifts in the landscape of American business.

    Over the past five years, AIM has devoted substantial resources to our research department's personnel. Today, 68 percent of our investment management and research professionals have earned master's degrees in business or finance. Sixty percent have earned the Chartered Financial Analyst (CFA) or Certified Public Accountant (CPA) designations.

QUANTITATIVE EXPERTISE

AIM's team of quantitative analysts plays a large role in portfolio construction and performance monitoring. Our state-of-the-art proprietary tools include the means to optimize a portfolio's construction, which includes managing and monitoring risk, analyzing performance, and conducting hypothetical trading scenarios to see how they would affect the overall portfolio. These tools offer our investment teams a more acute awareness of how their portfolios stack up against their benchmarks and their peers.

    Attribution tools allow us to monitor relative sector and industry weightings, individual security weightings, and correlations across different holdings. Our portfolio management teams aren't the only ones using these customized risk-assessment tools. They also are used to generate detailed reports that are reviewed by members of AIM's senior management. We have a schedule of formalized periodic reviews to assess the construction and the risk-adjusted performance of the funds, to offer guidance to the portfolio managers, and to take corrective action when warranted.

DIVERSIFICATION OF AIM'S OFFERINGS

Even during the equity-market bubble of the late 1990s, AIM advocated a diversified approach to portfolio management for its clients. As growth stocks registered double-digit gains, we were taking a longer-term view of the markets and actively diversified our product line across market styles and capitalization ranges.

    As the financial markets have changed over the past few years, so has AIM's selection of fund offerings. In the past, AIM was recognized for investing in the equities of U.S. growth companies. Today, AIM's three largest equity funds--AIM Basic Value Fund, AIM Premier Equity Fund and AIM Constellation Fund--represent three distinctly different investment disciplines: Value, Blend and Growth. Complementing those funds are dozens more in all styles, market-cap ranges, asset classes, and geographic regions.

    AIM's clients can create diversified, all-weather portfolios by selecting from our full spectrum of funds, whether they seek equity or fixed-income, value or growth, domestic or international, aggressive or conservative, or any combination in between. Over the course of any complete market cycle, we expect a portfolio that is a blend of these quality funds will provide a prudent approach to achieving one's long-term investment goals.

    This period of market dislocation has been painful for all of us. But over the long term, we are confident that tightened accounting regulations, an increased level of governmental oversight, and the reallocation of resources following the recent bubble will all result in a healthy resurgence of the American financial system.

    AIM's investment teams and processes continue to be honed and tested in today's challenging environment. We believe that this prolonged bear market has created some unparalleled opportunities to invest in leading companies that will weather the market storm and recover their industry-leading positions when global economic growth reaccelerates.

    We are grateful for the trust our clients have placed in AIM, and we reaffirm our commitment to excellence across all of our investment disciplines.

Sincerely,

/s/ GARY T. CRUM
Gary T. Crum
Director of Investments/AIM


/s/ EDGAR M. LARSEN
Edgar M. Larsen
Chief Investment Officer/AIM

================================================================================

                               ... WE REAFFIRM OUR

                                  COMMITMENT TO

                              EXCELLENCE ACROSS ALL

                                OF OUR INVESTMENT

                                  DISCIPLINES.

================================================================================

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


TECHNOLOGY STOCKS AND FUND STAGE SMALL RALLY LATE IN FISCAL YEAR

HOW DID AIM GLOBAL SCIENCE AND TECHNOLOGY FUND PERFORM?


After struggling through the protracted bear market over the past two years, AIM Global Science and Technology Fund began to find more solid footing late in the reporting period.

    The fund's Class A shares had returns of -34.01% for the fiscal year ending October 31, 2002. Class B and Class C shares returned -34.48% for the year. (Returns are at net asset value and do not include sales charges.)

    The benchmark index, the S&P 500, returned -15.10% for the fiscal year. (The S&P 500 is more diversified than the fund and is not specifically a technology index.) Also, the Lipper Science & Technology Fund Index returned -33.00% for the year, and the PSE Technology 100 Index returned -24.86% for the year. Like the fund, all these indexes rebounded to positive ground in October 2002.

    Net assets in the fund were $398.9 million, and the number of holdings was 63.

WHAT ECONOMIC TRENDS AFFECTED EQUITY MARKETS?

Stocks remained in the grip of a protracted bear market for most of the fiscal year. Concerns about the accounting practices of a number of high-profile companies, mixed economic signals, and anemic company earnings weighed heavily on investors' minds for the final months of the reporting period.

    Markets rebounded during the final weeks of the fiscal year, as several major companies reported better-than-expected earnings, and there were indications the Federal Reserve Board (the Fed) planned to cut the federal funds rate, which stood at 1.75% on October 31, 2002--its lowest level since 1961.

WHAT HAPPENED TO TECHNOLOGY STOCKS DURING THE PERIOD?

The technology sector remained depressed for most of the fiscal year. However, late in the fiscal year, many firms' earnings reports began to improve. They lacked the negative, cautious tone of earlier quarters.

    Not only were current earnings frequently on target, many companies also provided upward projections for the next quarter and next year.

    Most importantly, corporate spending on technology seemed headed toward a modest recovery. While spending is nowhere near the record levels seen in 1999 and 2000, companies are beginning to resume or increase information technology spending.

HOW DID YOU MANAGE THE PORTFOLIO IN THIS ENVIRONMENT?

Dominant economic trends were largely negative for much of the fiscal year. Consumers still were fearful of a double-dip recession, while consumer spending held up well, consumer

================================================================================

                              ...CORPORATE SPENDING

                              ON TECHNOLOGY SEEMED

                                 HEADED TOWARD A

                                MODEST RECOVERY.

================================================================================

PORTFOLIO COMPOSITION

AS OF 10/31/02, based on total net assets

==================================================================================================================================
  TOP COUNTRIES            TOP 10 HOLDINGS                                      TOP 10 INDUSTRIES
==================================================================================================================================
  [PIE CHART]               1. Samsung Electronics Co., Ltd.            5.3%     1. Semiconductors                      15.6%

  OTHERS            1%      2. Nextel Communications, Inc.-Class A      4.2      2. Aerospace & Defense                  9.8

  SWITZERLAND       1%      3. L-3 Communications Holdings, Inc.        4.0      3. Semiconductor Equipment              7.4

  CANADA            1%      4. Microchip Technology Inc.                3.7      4. Systems Software                     7.3

  SOUTH KOREA       5%      5. Texas Instruments Inc.                   3.7      5. Application Software                 7.0

  U.S.A.           92%      6. Dell Computer Corp.                      3.6      6. Biotechnology                        6.7

                            7. Microsoft Corp.                          3.4      7. Electronic Equipment & Instruments   5.3

                            8. Symantec Corp.                           3.2      8. Wireless Telecommunication Services  5.2

                            9. Lockheed Martin Corp.                    3.1      9. Computer Storage & Peripherals       4.6

                           10. Gilead Sciences, Inc.                    2.8     10. Internet Software & Services         4.0

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
===================================================================================================================================

confidence was down heading into the fourth quarter and Christmas.

    In this environment, our two best industries were wireless and defense. Wireless rebounded as companies reduced debt and returned to profitability. Defense continued to be a strong story as concerns about conflict in Iraq continued, and the need for technologically advanced weapons systems intensified.

CAN YOU DISCUSS SOME STOCK HOLDINGS?

o Microsoft, the world's top software company, provides a variety of products and services, including its Windows operating systems and Office software suite. The company has expanded into markets such as video game consoles, interactive television, and Internet access. The firm has resolved its legal problems, and its share price moved higher.

o Nextel has blossomed into a digital mobile phone operator. Already providing business users with wireless phone service, two-way radio dispatch, paging, and text messaging on one handset, Nextel has added wireless Internet access and international roaming. The company continues to show improving cash flows and earnings.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE PERIOD?

Economic and market conditions remained uncertain. Inflation and interest rates were low. Preliminary figures indicated the nation's gross domestic product
(GDP) grew at an annualized rate of 4.0% in the third quarter of 2002 compared to 1.3% in the second quarter of the year.

    Healthy consumer spending, which accounts for about two-thirds of economic activity, accounted for much of the third-quarter economic expansion.

    However, a weak job market threatened consumer spending as companies were reluctant to hire new employees amid concerns about the strength of the economy.

    In this environment, the stock market remained volatile and its direction unpredictable. While stock valuations were more attractive than in recent years, investors continued to be cautious because of economic uncertainties, lackluster corporate earnings, continued threats of terror attacks, and the prospects of war with Iraq.

TECHNOLOGY EARNINGS AND REVENUES BEGINNING TO GROW AGAIN, COMMERCE SAYS

Fund managers believe there are tangible signs that prospects for technology stocks are improving, according to a recent report from the U.S. Department of Commerce. Revenue and earnings growth are beginning to turn positive after many quarters of declining growth.

    These diagrams show the average revenue and earnings change in the S&P 500 technology companies. Continued improvement should boost the attractiveness of technology stocks as business spending on technology begins to grow again, Investors Business Daily reported on October 21, 2002.

    Driving fundamental changes are subtle changes in two key metrics. Inventories of technology products are declining, indicating that companies are trying to improve the efficiency of their businesses. New orders are stable, but above the lows seen in September 2001. We believe our bottom up approach to finding stocks for the fund is particularly helpful in this market.

================================================================================

AVERAGE REVENUE CHANGE OF S&P TECH FIRMS

                                  [LINE CHART]

 3/01              -40

 6/01              -70

 9/01              -75

12/01              -55

 3/02              -30

 6/02                0

 9/02               15

================================================================================

================================================================================

AVERAGE EARNINGS CHANGE OF S&P TECH FIRMS

                                  [LINE CHART]

 3/01               4

 6/01             -10

 9/01             -16

12/01             -18

 3/02             -13

 6/02             -12

 9/02              -2

Source: First Call Financial, Precursor Group

================================================================================


================================================================================

                           PORTFOLIO MANAGEMENT TEAM

                                 AS OF 10/31/02

                          DAVID P. BARNARD, CO-MANAGER

                            ABEL GARCIA, CO-MANAGER

                            ROBERT LLOYD, CO-MANAGER

                        ASSISTED BY THE TECHNOLOGY TEAM

                          See important fund and index

                        disclosures inside front cover.

                                   [GRAPHIC]

                           For More Information Visit

                               AIMinvestments.com

================================================================================

                                FUND PERFORMANCE

================================================================================

RESULTS OF A $10,000 INVESTMENT
1/27/92-10/31/02


DATE               AIM GLOBAL SCIENCE            S&P 500 INDEX
                   & TECHNOLOGY FUND
                   CLASS A SHARES

01/27/92                   9525                       10000
10/92                      9300                       10476
10/93                     14284                       12039
10/94                     15286                       12504
10/95                     14848                       15804
10/96                     15887                       19606
10/97                     18702                       25895
10/98                     18110                       31593
10/99                     30357                       39696
10/00                     38713                       42111
10/01                     11166                       31636
10/02                      7367                       26860

                                                             Source: Lipper Inc.

Past performance cannot guarantee comparable future results.

================================================================================

The chart compares AIM Global Science & Technology Fund Class A Shares to a benchmark index. It is intended to give you a general idea of how your fund performed compared to this index over the period 1/27/92-10/31/02. Please note:
Index performance is for the period 1/31/92-10/31/02. It is important to understand the difference between your fund and an index. Market indexes, such as the S&P 500 are not managed and incur no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment return.

    Your fund's total return includes sales charges, expenses and management fees. Performance of the fund's Class A, Class B and Class C shares will differ due to different sales charge structures and class expenses. For fund performance calculations and indexes used in this report, see the inside front cover.

    Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on fund distributions or sale of fund shares. Performance for the index does not reflect the effects of taxes.

    This growth chart uses a logarithmic scale, which means the price scale (vertical axis) is structured so that a given distance always represents the same percent change in price, rather than the same absolute change in price. For example, the distance from one to 10 is the same as the distance from 10 to 100 on a logarithmic chart, but the latter distance is 10 times greater on a linear chart. A logarithmic scale better illustrates performance in the fund's early years before reinvested distributions and compounding create the potential for the original investment to grow to very large numbers.

FUND RETURNS                                                      as of 10/31/02

================================================================================


AVERAGE ANNUAL TOTAL RETURNS
including sales charges

CLASS A SHARES
 Inception (1/27/92)                -2.80%
  10 Years                          -2.78
   5 Years                         -17.80
   1 Year                          -37.15

CLASS B SHARES
 Inception (4/1/93)                 -4.23%
   5 Years                         -17.67
   1 Year                          -37.76

CLASS C SHARES
 Inception (3/1/99)                -26.98%
   1 Year                          -35.14

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) as of 9/30/02, the most recent calendar quarter-end, which were: Class A Shares, inception (1/27/92) -3.78%, 10 years, -3.53%, five years, -21.27%, one year, -35.39%. Class B shares, inception (4/1/93) -5.32%, five years, -21.09%, one year, -35.84%. Class C shares, inception (3/1/99) -29.60%, one year, -33.30%.

DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

                             EDUCATION AND PLANNING

OLD BUT GOOD ADVICE--THINK LONG TERM AND STAY DIVERSIFIED

There have been a lot of bumps in the investing road since the stock market peaked in 2000, and you may have been tempted to simply stay out of the markets. Or you may have jumped around in the market, looking for hot funds. Both are bad ideas. Stay invested and diversify.

MARKETS HAVE DELIVERED

Of the 10 calendar years ended December 31, 2001, only two have been negative for the S&P 500 (and they were the first back-to-back negative years since the 1970s).

    In fact, for the five years ended December 31--a period that includes a two-year bear market, the worst one in a generation--the S&P 500 produced double-digit average annual total returns. (Of course, past performance cannot guarantee comparable future results.)

    Long-term (1900 through 2001) the performance of the U.S. stock market is excellent: 69 years with positive performance vs. 33 with negative performance. In addition, when the market rises, it tends to rise more than it falls during negative years. The average return for the market's 33 down years was -13.18%. But for the 69 up years, its average return was 22.46%.*

IT'S TIME, NOT TIMING

Research shows that pulling out of the stock market even for a short period and missing a few of its best days is likely to have a negative effect on your long-term returns. Even when markets have been as volatile as they have been the past few years, you were better off staying the course than trying to guess when to get out and get back in.

DIVERSIFICATION MATTERS

Markets and sectors have always gone in and out of favor, and they always will. Diversification is still the key to a strong portfolio in any market. The table of year by year results below shows bonds as the best choice over the past two years. That doesn't mean junk everything else and invest in bonds. It means stay diversified. When domestic and foreign stocks rebound, be certain you're invested in them.

DON'T TRAVEL ALONE

You are bound to meet more obstacles and detours before you reach your investment destination. The road will feel a lot smoother if you travel with a financial advisor, someone who knows your goals, how much risk you can take and what investments will suit you best.

* Markets are represented by the Dow Jones Industrial Average from 1900 through 1927 and by the S&P 500 from 1928 through 2001.

PAST PERFORMANCE CANNOT GUARANTEE COMPARABLE FUTURE RESULTS. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM HISTORICAL PERFORMANCE.

Results are based on total returns and include reinvestment of dividends. An investment cannot be made directly in an index. International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

THE LONG AND SHORT OF INVESTING

================================================================================

THE PENALTY FOR MISSING THE MARKET

S&P 500 9/30/92-9/30/02

PERIOD                            AVERAGE ANNUAL           GROWTH
OF INVESTMENT                      TOTAL RETURN          OF $10,000

Staying the Course                    9.00%                $23,674
Miss the 10 Best Days                 4.05                  14,868
Miss the 20 Best Days                -0.40                  10,406
Miss the 30 Best Days                -2.56                   7,712
Miss the 40 Best Days                -5.09                   5,933
Miss the 60 Best Days                -9.42                   3,718

Sources: FactSet Research Systems, Lipper, Inc.

================================================================================

================================================================================

YEAR BY YEAR RESULTS

Average total returns for three asset classes

                                                                                             U.S. Bonds
                  U.S. Stocks                    Foreign Stocks                           (Lehman Aggregate
Year               (S&P 500)            (MSCI EAFE--Registered Trademark-- Index)            Bond Index)
1997                33.35%                            1.78%                                    9.65%
1998                28.60                            20.00                                     8.69
1999                21.03                            26.96                                    -0.82
2000                -9.10                           -14.17                                    11.63
2001               -11.88                           -21.44                                     8.44
================================================================================

The unmanaged Dow Jones Industrial Average (the Dow) is a price-weighted average of 30 actively traded blue chip stocks. The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock-market performance. The unmanaged MSCI Europe, Australasia and the Far East Index (the EAFE--Registered Trademark--) is a group of foreign securities tracked by Morgan Stanley Capital International. The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a well-known global investment bank.

FINANCIALS

Schedule of Investments

October 31, 2002

                                                               MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-94.38%

Aerospace & Defense-9.81%

Alliant Techsystems Inc.(a)(b)                   174,300    $ 10,484,145
------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)             342,800      16,111,600
------------------------------------------------------------------------
Lockheed Martin Corp.                            216,200      12,517,980
========================================================================
                                                              39,113,725
========================================================================

Application Software-6.96%

Activision, Inc.(a)                              282,900       5,799,450
------------------------------------------------------------------------
Cerner Corp.(a)                                  146,700       5,223,987
------------------------------------------------------------------------
Electronic Arts Inc.(a)                           92,900       6,049,648
------------------------------------------------------------------------
Intuit Inc.(a)                                   104,400       5,420,448
------------------------------------------------------------------------
Mercury Interactive Corp.(a)                     200,000       5,274,000
========================================================================
                                                              27,767,533
========================================================================

Auto Parts & Equipment-1.65%

Gentex Corp.(a)                                  223,200       6,579,936
========================================================================

Biotechnology-6.70%

Cephalon, Inc.(a)                                 77,800       3,908,672
------------------------------------------------------------------------
Chiron Corp.(a)                                   24,000         947,040
------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                         326,200      11,332,188
------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                    170,000       7,823,400
------------------------------------------------------------------------
SangStat Medical Corp.(a)                        146,200       2,728,092
========================================================================
                                                              26,739,392
========================================================================

Computer & Electronics Retail-2.01%

Best Buy Co., Inc.(a)                            208,500       4,297,185
------------------------------------------------------------------------
CDW Computer Centers, Inc.(a)                     70,000       3,711,400
========================================================================
                                                               8,008,585
========================================================================

Computer Hardware-3.59%

Dell Computer Corp.(a)                           500,000      14,305,000
========================================================================

Computer Storage & Peripherals-4.64%

Imation Corp.(a)                                  56,200       2,299,704
------------------------------------------------------------------------
Lexmark International, Inc.(a)                    35,500       2,109,410
------------------------------------------------------------------------
SanDisk Corp.(a)                                 268,500       5,308,245
------------------------------------------------------------------------
Storage Technology Corp.(a)                      362,900       6,416,072
------------------------------------------------------------------------
Western Digital Corp.(a)                         384,400       2,379,436
========================================================================
                                                              18,512,867
========================================================================

Electronic Equipment & Instruments-5.30%

Samsung Electronics Co., Ltd. (South Korea)       75,000      21,139,706
========================================================================

                                                               MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------

Health Care Distributors & Services-3.46%

DIANON Systems, Inc.(a)                           87,500    $  3,500,000
------------------------------------------------------------------------
Express Scripts, Inc.(a)                          38,400       2,080,512
------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)           62,100       1,496,610
------------------------------------------------------------------------
Quest Diagnostics Inc.(a)(b)                     105,300       6,721,299
========================================================================
                                                              13,798,421
========================================================================

Health Care Equipment-0.47%

Boston Scientific Corp.(a)                        49,900       1,877,737
========================================================================

Health Care Facilities-0.52%

United Surgical Partners International,
  Inc.(a)                                        105,200       2,089,272
========================================================================

Internet Retail-1.74%

eBay Inc.(a)                                     110,000       6,958,600
========================================================================

Internet Software & Services-3.99%

Expedia, Inc.-Class A(a)                          51,900       3,511,554
------------------------------------------------------------------------
Hotels.com-Class A(a)(b)                          50,500       3,148,170
------------------------------------------------------------------------
Overture Services, Inc.(a)                       297,900       8,201,187
------------------------------------------------------------------------
PEC Solutions, Inc.(a)                            30,000       1,039,500
========================================================================
                                                              15,900,411
========================================================================

IT Consulting & Services-3.10%

Affiliated Computer Services, Inc.-Class
  A(a)(b)                                        144,000       6,631,200
------------------------------------------------------------------------
Computer Sciences Corp.(a)                       178,100       5,750,849
========================================================================
                                                              12,382,049
========================================================================

Networking Equipment-1.47%

Cisco Systems, Inc.(a)                           525,000       5,869,500
========================================================================

Pharmaceuticals-2.45%

Allergan, Inc.                                    25,000       1,361,250
------------------------------------------------------------------------
American Pharmaceutical Partners, Inc.(a)         10,000         200,000
------------------------------------------------------------------------
Biovail Corp. (Canada)(a)                        170,000       5,380,500
------------------------------------------------------------------------
Forest Laboratories, Inc.(a)(b)                   17,000       1,665,830
------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                        15,000       1,161,450
========================================================================
                                                               9,769,030
========================================================================

Semiconductor Equipment-7.37%

Applied Materials, Inc.(a)                       450,000       6,763,500
------------------------------------------------------------------------
KLA-Tencor Corp.(a)                              120,000       4,275,600
------------------------------------------------------------------------
Lam Research Corp.(a)                            475,000       5,980,250
------------------------------------------------------------------------
Novellus Systems, Inc.(a)                        261,000       8,247,600
------------------------------------------------------------------------
Teradyne, Inc.(a)                                 92,000       1,114,120
------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                        125,900       2,998,938
========================================================================
                                                              29,380,008
========================================================================

                                                               MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------

Semiconductors-15.61%

Analog Devices, Inc.(a)                          301,300    $  8,074,840
------------------------------------------------------------------------
Fairchild Semiconductor Corp.-Class A(a)         331,800       3,948,420
------------------------------------------------------------------------
Intersil Corp.-Class A(a)                        162,300       2,757,477
------------------------------------------------------------------------
LSI Logic Corp.(a)                               570,000       3,363,000
------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)        85,300       1,382,713
------------------------------------------------------------------------
Microchip Technology Inc.(b)                     600,000      14,640,000
------------------------------------------------------------------------
QLogic Corp.(a)                                  260,000       9,037,600
------------------------------------------------------------------------
STMicroelectronics N.V. (Netherlands)            225,000       4,465,235
------------------------------------------------------------------------
Texas Instruments Inc.                           920,000      14,591,200
========================================================================
                                                              62,260,485
========================================================================

Systems Software-7.26%

Microsoft Corp.(a)                               250,000      13,367,500
------------------------------------------------------------------------
Network Associates, Inc.(a)                      174,900       2,779,161
------------------------------------------------------------------------
Symantec Corp. (a)(b)                            320,000      12,800,000
========================================================================
                                                              28,946,661
========================================================================

                                                               MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------

Telecommunications Equipment-1.07%

UTStarcom, Inc.(a)                               250,000    $  4,270,000
========================================================================

Wireless Telecommunication Services-5.21%

Nextel Communications, Inc.-Class A (a)(b)     1,500,000      16,920,000
------------------------------------------------------------------------
United States Cellular Corp.(a)                  140,000       3,864,000
========================================================================
                                                              20,784,000
========================================================================
    Common Stocks & Other Equity Interests
      (Cost $439,481,397)                                    376,452,918
========================================================================

MONEY MARKET FUNDS-3.47%

STIC Liquid Assets Portfolio(c)                6,914,345       6,914,345
------------------------------------------------------------------------
STIC Prime Portfolio(c)                        6,914,345       6,914,345
========================================================================
    Total Money Market Funds (Cost
      $13,828,690)                                            13,828,690
========================================================================
TOTAL INVESTMENTS-97.85% (Cost $453,310,087)                 390,281,608
========================================================================
OTHER ASSETS LESS LIABILITIES-2.15%                            8,575,640
========================================================================
NET ASSETS-100.00%                                          $398,857,248
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 7.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

Statement of Assets and Liabilities

October 31, 2002

ASSETS:

Investments, at market value (cost
  $453,310,087)*                                 $390,281,608
-------------------------------------------------------------
Foreign currencies, at value (cost $12,389,103)    12,389,282
-------------------------------------------------------------
Receivables for:
  Investments sold                                    625,320
-------------------------------------------------------------
  Fund shares sold                                  1,002,617
-------------------------------------------------------------
  Dividends                                            46,935
-------------------------------------------------------------
Investment for deferred compensation plan               3,466
-------------------------------------------------------------
Collateral for securities loaned                  118,459,571
-------------------------------------------------------------
Other assets                                           33,686
=============================================================
     Total assets                                 522,842,485
_____________________________________________________________
=============================================================


LIABILITIES:

Payables for:
  Investments purchased                             1,998,280
-------------------------------------------------------------
  Fund shares reacquired                            1,936,105
-------------------------------------------------------------
  Options written (premiums received $453,826)        489,863
-------------------------------------------------------------
  Deferred compensation plan                            3,466
-------------------------------------------------------------
  Collateral upon return of securities loaned     118,459,571
-------------------------------------------------------------
Accrued distribution fees                             323,831
-------------------------------------------------------------
Accrued trustees' fees                                  1,020
-------------------------------------------------------------
Accrued transfer agent fees                           492,886
-------------------------------------------------------------
Accrued operating expenses                            280,215
=============================================================
     Total liabilities                            123,985,237
=============================================================
Net assets applicable to shares outstanding      $398,857,248
_____________________________________________________________
=============================================================


NET ASSETS:

Class A                                          $280,426,370
_____________________________________________________________
=============================================================
Class B                                          $102,469,882
_____________________________________________________________
=============================================================
Class C                                          $ 15,960,996
_____________________________________________________________
=============================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            57,390,013
_____________________________________________________________
=============================================================
Class B                                            22,452,284
_____________________________________________________________
=============================================================
Class C                                             3,497,045
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                      $       4.89
-------------------------------------------------------------
  Offering price per share:
     (Net asset value of $4.89 divided by
       95.25%)                                   $       5.13
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per share   $       4.56
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per share   $       4.56
_____________________________________________________________
=============================================================


Statement of Operations

For the year ended October 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $77,870)                                      $     515,038
-------------------------------------------------------------
Dividends from affiliated money market funds          427,739
-------------------------------------------------------------
Interest                                                3,454
-------------------------------------------------------------
Security lending income                               542,030
=============================================================
     Total investment income                        1,488,261
=============================================================

EXPENSES:

Advisory fees                                       5,944,573
-------------------------------------------------------------
Administrative services fees                          128,170
-------------------------------------------------------------
Custodian fees                                         92,510
-------------------------------------------------------------
Distribution fees -- Class A                        1,965,401
-------------------------------------------------------------
Distribution fees -- Class B                        1,952,778
-------------------------------------------------------------
Distribution fees -- Class C                          242,286
-------------------------------------------------------------
Transfer agent fees                                 5,431,147
-------------------------------------------------------------
Trustees' fees                                         10,411
-------------------------------------------------------------
Printing                                              848,229
-------------------------------------------------------------
Other                                                 149,120
=============================================================
     Total expenses                                16,764,625
=============================================================
Less: Fees waived                                  (3,384,288)
-------------------------------------------------------------
     Expenses paid indirectly                         (12,084)
=============================================================
     Net expenses                                  13,368,253
=============================================================
Net investment income (loss)                      (11,879,992)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (245,567,272)
-------------------------------------------------------------
  Foreign currencies                                  273,984
-------------------------------------------------------------
  Option contracts written                          4,324,492
=============================================================
                                                 (240,968,796)
=============================================================
Change in net unrealized appreciation of:
  Investment securities                            27,107,318
-------------------------------------------------------------
  Foreign currencies                                   34,077
-------------------------------------------------------------
  Option contracts written                            395,431
=============================================================
                                                   27,536,826
=============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts        (213,431,970)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(225,311,962)
_____________________________________________________________
=============================================================

* At October 31, 2002, securities with an aggregate market value of $115,759,188 were on loan to brokers.

See Notes to Financial Statements.

Statement of Changes in Net Assets

For the years ended October 31, 2002 and 2001

                                                                   2002               2001
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (11,879,992)   $   (25,069,378)
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                      (240,968,796)    (1,198,211,906)
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                      27,536,826       (872,582,166)
================================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  (225,311,962)    (2,095,863,450)
================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                  --       (193,140,722)
------------------------------------------------------------------------------------------------
  Class B                                                                  --       (182,354,331)
------------------------------------------------------------------------------------------------
  Class C                                                                  --        (14,882,483)
------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                          (5,159,028)       182,460,304
------------------------------------------------------------------------------------------------
  Class B                                                        (122,002,616)         7,506,235
------------------------------------------------------------------------------------------------
  Class C                                                          (3,417,367)         7,846,180
================================================================================================
    Net increase (decrease) in net assets                        (355,890,973)    (2,288,428,267)
================================================================================================

NET ASSETS:

  Beginning of year                                               754,748,221      3,043,176,488
================================================================================================
  End of year                                                 $   398,857,248    $   754,748,221
________________________________________________________________________________________________
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 1,903,878,159    $ 2,046,057,315
------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                           (6,681)              (816)
------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts        (1,441,949,989)    (1,200,707,211)
------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and option contracts           (63,064,241)       (90,601,067)
================================================================================================
                                                              $   398,857,248    $   754,748,221
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Science and Technology Fund (the "Fund"), formerly AIM Global Telecommunications and Technology Fund, is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2002, AIM waived fees of $3,384,288.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2002, AIM was paid $128,170 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2002, AFS retained $3,594,899 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the master distribution agreements, for the year ended October 31, 2002, the Class A, Class B and Class C shares paid $1,965,401, $1,952,778 and $242,286, respectively.

  AIM Distributors retained commissions of $90,080 from sales of the Class A shares of the Fund during the year ended October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2002, AIM Distributors retained $35,193, $18 and $7,446 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended October 31, 2002, the Fund paid legal fees of $4,928 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $11,990 and reductions in custodian fees of $94 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $12,084.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At October 31, 2002, securities with an aggregate value of $115,759,188 were on loan to brokers. The loans were secured by cash collateral of $118,459,571 received by the Fund and invested in affiliated money market funds as follows:
$59,229,786 in STIC Liquid Assets Portfolio and $59,229,785 in STIC Prime Portfolio. For the year ended October 31, 2002, the Fund received fees of $542,030 for securities lending.

NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the year ended October 31, 2002 are summarized as follows:

                                      CALL OPTION CONTRACTS
                                     ------------------------
                                     NUMBER OF     PREMIUMS
                                     CONTRACTS     RECEIVED
-------------------------------------------------------------
Beginning of year                      10,095     $ 2,707,097
-------------------------------------------------------------
Written                                42,275       9,820,842
-------------------------------------------------------------
Closed                                (34,928)     (8,534,311)
-------------------------------------------------------------
Exercised                             (12,185)     (3,319,028)
-------------------------------------------------------------
Expired                                (1,512)       (220,774)
=============================================================
End of year                             3,745     $   453,826
_____________________________________________________________
=============================================================


Open call option contracts written at October 31, 2002 were as follows:

                                                                     OCTOBER 31,
                                                                        2002            UNREALIZED
                       CONTRACT   STRIKE   NUMBER OF      PREMIUMS     MARKET          APPRECIATION
ISSUE                   MONTH     PRICE    CONTRACTS      RECEIVED      VALUE         (DEPRECIATION)
----------------------------------------------------------------------------------------------------
Affiliated Computer
 Services, Inc.-Class
 A                      Nov-02     $ 50        300        $ 42,599    $ 21,750           $ 20,849
----------------------------------------------------------------------------------------------------
Alliant Techsystems
 Inc.                   Nov-02       65        175          23,974      17,063              6,911
----------------------------------------------------------------------------------------------------
Forrest Laboratories
 Inc.                   Nov-02      100         20           4,840       3,550              1,290
----------------------------------------------------------------------------------------------------
Hotels.com-Class A      Nov-02       65        100          11,325      16,250             (4,925)
----------------------------------------------------------------------------------------------------
Microchip Technology
 Inc.                   Nov-02       25        900         142,952     101,250             41,702
----------------------------------------------------------------------------------------------------
Nextel
 Communications,
 Inc.-Class A           Nov-02       10      1,500         145,495     221,250            (75,755)
----------------------------------------------------------------------------------------------------
Quest Diagnostics
 Inc.                   Nov-02       65        100          21,699      17,750              3,949
----------------------------------------------------------------------------------------------------
Symantec Corp.          Nov-02       40        650          60,942      91,000            (30,058)
====================================================================================================
                                             3,745        $453,826    $489,863           $(36,037)
____________________________________________________________________________________________________
====================================================================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2002 and 2001 were as follows:

                                        2002        2001
------------------------------------------------------------
Distributions paid from long-term
  capital gain                          $--     $390,377,536
============================================================


Tax Components of Beneficial Interest:

As of October 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                $   (64,198,108)
--------------------------------------------------------------
Temporary book/tax differences                          (6,681)
--------------------------------------------------------------
Capital loss carryforward                       (1,440,816,122)
--------------------------------------------------------------
Shares of beneficial interest                    1,903,878,159
==============================================================
                                               $   398,857,248
______________________________________________________________
==============================================================


  The difference between book-basis and tax basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and other deferrals. Amount includes appreciation (depreciation) on foreign currencies and options written of $(35,761).

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                                CAPITAL LOSS
EXPIRATION                                      CARRYFORWARD
-------------------------------------------------------------
October 31, 2009                               $1,181,366,577
-------------------------------------------------------------
October 31, 2010                                  259,449,545
=============================================================
                                               $1,440,816,122
_____________________________________________________________
=============================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2002 was $674,273,137 and $809,876,271, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                          $ 31,046,576
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (95,208,923)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                          $(64,162,347)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $454,443,955.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions and net operating losses, shares of beneficial interest was decreased by $11,600,145, undistributed net investment income was increased by $11,874,127 and undistributed net realized gains was decreased by $273,982. This reclassification had no effect on the net assets of the Fund.


NOTE 11--SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2002 and 2001 were as follows:

                                                                          2002                            2001
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      34,707,240*   $ 227,772,981*    20,449,981    $ 233,919,662
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,939,110       19,257,843      6,719,273       89,717,986
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,050,513        6,971,729      1,715,379       22,049,203
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              --               --      8,804,839      178,558,019
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --      8,822,895      168,780,846
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --        739,056       14,130,718
==========================================================================================================================
Reacquired:
  Class A                                                     (36,509,509)    (232,932,009)   (19,515,999)    (230,017,377)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (21,786,550)*   (141,260,459)*  (22,756,386)    (250,992,597)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,669,762)     (10,389,096)    (2,270,767)     (28,333,741)
==========================================================================================================================
                                                              (21,268,958)   $(130,579,011)     2,708,271    $ 197,812,719
__________________________________________________________________________________________________________________________
==========================================================================================================================

* Includes automatic conversion of 9,000,274 shares of Class B shares in the amount of $56,174,791 to 8,433,047 shares of Class A shares in the amount of $56,174,791.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                    -------------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                    -------------------------------------------------------------------------
                                                      2002           2001            2000                 1999         1998
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   7.41       $  30.61       $    26.44           $    16.28    $  18.04
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.12)(a)      (0.20)(a)         0.06(a)(b)          (0.25)      (0.17)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           (2.40)        (19.12)            7.23                10.97       (0.39)
=============================================================================================================================
    Total from investment operations                   (2.52)        (19.32)            7.29                10.72       (0.56)
=============================================================================================================================
Less distributions from net realized gains                --          (3.88)           (3.12)               (0.56)      (1.20)
=============================================================================================================================
Net asset value, end of period                      $   4.89       $   7.41       $    30.61           $    26.44    $  16.28
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(c)                                       (34.01)%       (71.16)%          27.52%               67.63%      (3.16)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $280,426       $438,702       $1,513,595           $1,023,124    $713,904
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                      2.01%(d)       1.98%            1.63%                1.77%       1.88%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                   2.56%(d)       2.03%            1.63%                1.77%       1.88%
=============================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (1.76)%(d)     (1.57)%           0.16%               (1.11)%     (0.93)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                  115%           173%             111%                 122%         75%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.
(c) Includes adjustments in accordance with generally accepted accounting principals and does not include sales charges.
(d)  Ratios are based on average daily assets of $393,080,194.


                                                                                      CLASS B
                                                    ----------------------------------------------------------------------------

                                                                               YEAR ENDED OCTOBER 31,
                                                    ----------------------------------------------------------------------------
                                                      2002            2001           2000                1999             1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   6.96        $  29.17      $    25.43           $  15.76         $  17.58
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.14)(a)       (0.25)(a)       (0.11)(a)(b)       (0.35)           (0.25)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           (2.26)         (18.08)           6.97              10.58            (0.37)
================================================================================================================================
    Total from investment operations                   (2.40)         (18.33)           6.86              10.23            (0.62)
================================================================================================================================
Less distributions from net realized gains                --           (3.88)          (3.12)             (0.56)           (1.20)
================================================================================================================================
Net asset value, end of period                      $   4.56        $   6.96      $    29.17           $  25.43         $  15.76
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                       (34.48)%        (71.30)%         26.87%             66.84%           (3.67)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $102,470        $287,394      $1,414,915           $898,400         $614,715
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                      2.51%(d)        2.48%           2.13%              2.28%            2.38%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                   3.06%(d)        2.53%           2.13%              2.28%            2.38%
================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (2.26)%(d)      (2.07)%         (0.34)%            (1.62)%          (1.43)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                  115%            173%            111%               122%              75%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.
(c) Includes adjustments in accordance with generally accepted accounting principals and does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $195,277,846.


                                                                               CLASS C
                                                    --------------------------------------------------------------
                                                                                                    MARCH 1, 1999
                                                                                                    (DATE SALES
                                                            YEAR ENDED OCTOBER 31,                  COMMENCED) TO
                                                    ---------------------------------------         OCTOBER 31,
                                                     2002         2001               2000              1999
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  6.96      $ 29.16           $  25.43            $ 19.23
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        (0.14)(a)    (0.25)(a)          (0.11)(a)(b)       (0.11)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          (2.26)      (18.07)              6.96               6.31
==================================================================================================================
    Total from investment operations                  (2.40)      (18.32)              6.85               6.20
==================================================================================================================
Less distributions from net realized gains               --        (3.88)             (3.12)                --
==================================================================================================================
Net asset value, end of period                      $  4.56      $  6.96           $  29.16            $ 25.43
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(c)                                      (34.48)%     (71.29)%            26.83%             32.24%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $15,961      $28,652           $114,667            $12,352
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                     2.51%(d)     2.48%              2.13%              2.28%(e)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                  3.06%(d)     2.53%              2.13%              2.28%(e)
==================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                          (2.26)%(d)   (2.07)%            (0.34)%            (1.62)%(e)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate                                 115%         173%               111%               122%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.
(c) Includes adjustments in accordance with generally accepted accounting principals and does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $24,228,588.
(e)  Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Global Science and Technology Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Science and Technology Fund (formerly known as AIM Global Telecommunications and Technology
Fund) (one of the funds constituting AIM Investment Funds; hereafter referred to as the "Fund") at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

December 12, 2002
Houston, Texas

OTHER INFORMATION

Trustees and Officers

As of December 31, 2001

The address of each trustee and officer of AIM Investment Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and            Trustee and/       Principal Occupation(s)                   Other Directorship(s)
Position(s) Held with the Trust    or Officer Since   During Past 5 Years                       Held by Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Interested Persons
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham* -- 1946       1998               Chairman, President and Chief Executive   None
   Trustee, Chairman and                              Officer, A I M Management Group Inc.
   President                                          (financial services holding company);
                                                      Chairman and President, A I M Advisors,
                                                      Inc. (registered investment advisor);
                                                      Director and Senior Vice President,
                                                      A I M Capital Management, Inc.
                                                      (registered investment advisor);
                                                      Chairman, A I M Distributors, Inc.
                                                      (registered broker dealer), A I M Fund
                                                      Services, Inc. (registered transfer
                                                      agent), and Fund Management Company
                                                      (registered broker dealer); and
                                                      Director and Vice Chairman, AMVESCAP
                                                      PLC (parent of AIM and a global
                                                      investment management firm)
-------------------------------------------------------------------------------------------------------------------------------

   Independent Trustees
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         1987               Of Counsel, law firm of Baker &           Badgley Funds, Inc. (registered
   Trustee                                            McKenzie                                  investment company)
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       2001               Chairman, Crockett Technology             ACE Limited (insurance
   Trustee                                            Associates (technology consulting         company); and Captaris, Inc.
                                                      company)                                  (unified messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2001               Chairman, Cortland Trust, Inc.            None
   Trustee                                            (registered investment company) and DHJ
                                                      Media, Inc.; Director, Magellan
                                                      Insurance Company; Member of Advisor
                                                      Board of Rotary Power International
                                                      (designer, manufacturer, and seller of
                                                      rotary power engines); formerly,
                                                      Director, President and CEO, Volvo
                                                      Group North America, Inc.; and director
                                                      of various affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     2001               Formerly, Chairman, Mercantile Mortgage   None
   Trustee                                            Corp.; Vice Chairman, President and
                                                      Chief Operating Officer,
                                                      Mercantile-Safe Deposit & Trust Co.;
                                                      and President, Mercantile Bankshares
                                                      Corp.
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2001               Chief Executive Officer, Twenty First     Administaff
   Trustee                                            Century Group, Inc. (government affairs
                                                      company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2001               Partner, law firm of Kramer Levin         Cortland Trust, Inc.
   Trustee                                            Naftalis and Frankel LLP                  (registered investment company)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2001               Formerly, Chief Executive Officer, YWCA   None
   Trustee                                            of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2001               Partner, law firm of Pennock & Cooper     None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         1987               Retired                                   None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939          2001               Executive Vice President, Development     None
   Trustee                                            and Operations, Hines Interests Limited
                                                      Partnership (real estate development
                                                      company)
-------------------------------------------------------------------------------------------------------------------------------

* Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of December 31, 2001


The address of each trustee and officer of AIM Investment Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and            Trustee and/       Principal Occupation(s)                   Other Directorship(s)
Position(s) Held with the Trust    or Officer Since   During Past 5 Years                       Held by Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Other Officers
-------------------------------------------------------------------------------------------------------------------------------

   Gary T. Crum -- 1947            1998               Director and President, A I M Capital     N/A
   Vice President                                     Management, Inc.; Director and
                                                      Executive Vice President, A I M
                                                      Management Group Inc.; Director and
                                                      Senior Vice President, A I M Advisors,
                                                      Inc.; and Director, A I M Distributors,
                                                      Inc. and AMVESCAP PLC (parent of AIM
                                                      and a global investment management
                                                      firm)
-------------------------------------------------------------------------------------------------------------------------------

   Carol F. Relihan -- 1954        1998               Director, Senior Vice President,          N/A
   Senior Vice President and                          General Counsel and Secretary, A I M
   Secretary                                          Advisors, Inc. and A I M Management
                                                      Group Inc.; Director, Vice President
                                                      and General Counsel, Fund Management
                                                      Company; and Vice President, A I M Fund
                                                      Services, Inc., A I M Capital
                                                      Management, Inc. and A I M
                                                      Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943         1998               Vice President and Chief Compliance       N/A
   Vice President                                     Officer, A I M Advisors, Inc. and A I M
                                                      Capital Management, Inc.; and Vice
                                                      President, A I M Fund Services, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959          1998               Vice President and Fund Treasurer,        N/A
   Vice President and Treasurer                       A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            A I M Distributors, Inc.        PricewaterhouseCoopers LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1201 Louisiana Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2900
                                Houston, TX 77046               Houston, TX 77046               Houston, TX 77002

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       A I M Fund Services, Inc.       State Street Bank and Trust
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   Company
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          225 Franklin Street
Philadelphia, PA 19103          New York, NY 10022                                              Boston, MA 02110

THE AIM FAMILY OF FUNDS--REGISTERED TRADEMARK--

================================================================================

                                     [ART]

                                 MORE AGGRESSIVE

                                 SECTOR EQUITY

                          INTERNATIONAL/GLOBAL EQUITY

                                DOMESTIC EQUITY

                                  FIXED INCOME

                               MORE CONSERVATIVE

================================================================================


                                                                                                     FIXED INCOME

         DOMESTIC EQUITY                       INTERNATIONAL/GLOBAL EQUITY                              TAXABLE

          MORE AGGRESSIVE                            MORE AGGRESSIVE                                MORE AGGRESSIVE
AIM Emerging Growth Fund                 AIM Developing Markets Fund                   AIM High Yield Fund II
AIM Small Cap Growth Fund(1)             AIM European Small Company Fund               AIM High Yield Fund
AIM Aggressive Growth Fund               AIM Asia Pacific Growth Fund(2)               AIM Strategic Income Fund
AIM Opportunities I Fund(2),(3)          AIM International Emerging Growth Fund        AIM Income Fund
AIM Mid Cap Growth Fund                  AIM Global Aggressive Growth Fund             AIM Global Income Fund
AIM Libra Fund                           AIM European Growth Fund(2)                   AIM Total Return Bond Fund
AIM Dent Demographic Trends Fund         AIM International Growth Fund(2)              AIM Intermediate Government Fund
AIM Opportunities II Fund(2),(3)         AIM Global Growth Fund                        AIM Short Term Bond Fund
AIM Constellation Fund                   AIM Worldwide Spectrum Fund                   AIM Floating Rate Fund
AIM Large Cap Growth Fund                AIM Global Trends Fund                        AIM Limited Maturity Treasury Fund(4),(5)
AIM Weingarten Fund                      AIM International Core Equity Fund(2)         AIM Money Market Fund
AIM Opportunities III Fund(2),(3)
AIM Small Cap Equity Fund                            MORE CONSERVATIVE                             MORE CONSERVATIVE
AIM Capital Development Fund
AIM Mid Cap Core Equity Fund(2)                        SECTOR EQUITY                                    TAX-FREE
AIM Select Equity Fund
AIM Premier Equity II Fund(2)                         MORE AGGRESSIVE                               MORE AGGRESSIVE
AIM Premier Equity Fund(2)
AIM Blue Chip Fund                       AIM New Technology Fund                       AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund             AIM Global Science and Technology Fund(2)     AIM Municipal Bond Fund
AIM Large Cap Core Equity Fund           AIM Global Energy Fund                        AIM Tax-Free Intermediate Fund(4),(5)
AIM Charter Fund                         AIM Global Financial Services Fund            AIM Tax-Exempt Cash Fund
AIM Basic Value Fund                     AIM Global Health Care Fund
AIM Large Cap Basic Value Fund           AIM Global Utilities Fund                                 MORE CONSERVATIVE
AIM Balanced Fund*                       AIM Real Estate Fund
AIM Basic Balanced Fund*                                                                           [AIM FUNDS LOGO]
                                                     MORE CONSERVATIVE                         --Registered Trademark--
        MORE CONSERVATIVE

*Domestic equity and income fund


Equity and fixed-income funds are shown from more aggressive to more conservative. When assessing the degree of risk, qualitative and quantitative factors considered included the funds' portfolio holdings, diversification permitted within the fund, the funds' standard deviations for three, five, 10, 15, 20 and 25 years, R-squared and beta analysis relative to the style-specific benchmarks, and the possibility of incorporating portfolio management tools such as leverage, derivatives and short selling. Fund rankings are relative to one another within The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For more information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (2) The following fund name changes became effective 7/1/02: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective Oct. 1, 2002, the fund reopened to new investors. (4) Class A shares closed to new investors on Oct. 30, 2002. (5) Class A3 shares were first offered on October 31, 2002.

    FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING SALES CHARGES AND EXPENSES, ASK YOUR FINANCIAL ADVISOR FOR A PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING. THIS BROCHURE IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. PLEASE READ IT CAREFULLY BEFORE INVESTING. If used after Jan. 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end.

A I M Management Group Inc. has provided leadership in the mutual fund industry since 1976 and manages $117 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $323 billion in assets under management.

As of 9/30/02.

================================================================================

                                 POSTAGE GRAPHIC

                                    PRSRT STD

                                   US POSTAGE

                                      PAID

                                 PERMIT NO. 1919

                                 HOUSTON, TEXAS

================================================================================

                                  INVEST WITH DISCIPLINE--Registered Trademark--

                                                                        GST-AR-1
A I M Distributors, Inc.

                                                                      APPENDIX V


               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                     AIM GLOBAL SCIENCE AND TECHNOLOGY FUND

                                  (COVER IMAGE)

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                 --Servicemark--

                   YOUR GOALS. OUR SOLUTIONS.--Servicemark--

             AIM Global Science and Technology Fund seeks long-term
           growth of capital. The fund invests in equity securities of companies that design, develop or provide products and
                 services in the science or technology industry.

                NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

            This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

INVESTMENT TYPE BREAKDOWN

As of 4/30/03

                                   (PIE CHART)

COMMON STOCK INTERNATIONAL               11.41%
CASH AND OTHER ASSETS                     6.53%
COMMON STOCK DOMESTIC                    82.06%

TOTAL NUMBER OF HOLDINGS*                   83
TOTAL NET ASSETS                        $390.8 MILLION

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03, including sales charges


CLASS A SHARES
Inception (1/27/92)                 -2.40%
 10 Years                           -3.97
  5 Years                          -20.13
  1 Year                           -28.87

CLASS B SHARES
Inception (4/1/93)                  -3.71%
 10 Years                           -3.89
  5 Years                          -20.01
  1 Year                           -29.46

CLASS C SHARES
Inception (3/1/99)                 -23.64%
  1 Year                           -26.49

In addition to returns as of the close of the fiscal year period, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/03, the most recent calendar quarter-end, which were: Class A shares, inception (1/27/92), -3.19%; 10 years, -4.67%; five years, -21.42%;
one year, -41.89%. Class B shares, inception (4/1/93), -4.60%; 5 years, -21.28%;
one year, -42.25%. Class C shares, inception (3/1/99), -25.65%; one year, -39.82%.

================================================================================

================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03
excluding sales charges

CLASS A SHARES                                       3.27%
CLASS B SHARES                                       3.07
CLASS C SHARES                                       3.07
S&P 500 Index                                        4.47
(Broad Market Index)
PSE TECHNOLOGY 100 INDEX                             7.67
(Style-specific Index)
LIPPER SCIENCE & Technology Fund Index               9.84
(Peer Group Index)

Past performance cannot guarantee comparable fund results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.


===========================================================================================================================
TOP 10 INDUSTRIES*                                                  TOP 10 EQUITY HOLDINGS*
---------------------------------------------------------------------------------------------------------------------------
 1. Semiconductors                            17.6%                 1. Microsoft Corp.                                3.7%

 2. Semiconductor Equipment                    8.4                  2. Dell Computer Corp,                            3.5

 3. Systems Software                           8.3                  3. Nextel Communications, Inc.-Class A            3.1

 4. Application Software                       6.7                  4. Texas Instruments Inc.                         3.1

 5. Telecommunications Equipment               6.2                  5. Gilead Sciences, Inc.                          3.1

 6. Wireless Telecommunication Services        6.0                  6. Samsung Electronics Co., Ltd. (South Korea)    2.9

 7. Biotechnology                              4.6                  7. eBay Inc.                                      2.6

 8. Computer Storage & Peripherals             4.5                  8. Analog Devices, Inc.                           2.6

 9. Computer Hardware                          4.4                  9. UTStarcom, Inc.                                2.2

10. Internet Retail                            4.4                 10. Cisco Systems, Inc.                            2.0

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance the fund will continue to hold particular security.

===========================================================================================================================

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o Effective July 1, 2002, AIM Global Telecommunications and Technology Fund was renamed AIM Global Science and Technology Fund.

o AIM Global Science and Technology Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.

o Had the advisor not waived fees and/or absorbed fund expenses during the reporting period, returns would have been lower.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's shares classes will differ because of different sale charge structures and class expenses.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the value of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o Investing in a single-sector mutual fund involves greater risk and potential return than investing in a more diversified fund.

o The fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment.

o In the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and is a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

ABOUT INDEXES AND OTHER PERFORMANCE  BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o The unmanaged Pacific Stock Exchange Technology 100 Index (the PSE Technology100) is a price-weighted index of 100 listed and over-the-counter technology stocks from 15 technology-related industries.

o The unmanaged Lipper Science and Technology Fund Index represents and average of the performance of the 30 largest science and technology funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT aiminvestments.com.

TO OUR SHAREHOLDERS


                    Dear Shareholder:

[PHOTO OF           This is the report on AIM Global Science and Technology Fund
ROBERT H.           for the six months ended April 30, 2003. You will note that
GRAHAM]             we have adopted a more concise format for our semiannual
                    reports. Important information such as top holdings and
                    performance as of the close of the reporting period appear
ON THE CURRENCY     on the opposite page. This letter will provide an overview
FRONT, THE U.S.     of the markets and your fund during the six months covered
DOLLAR WAS WEAK     by this report. As always, timely information about your
COMPARED TO MANY    fund and the markets in general is available at our Web
FOREIGN             site, aiminvestments.com.
CURRENCIES.
                    MARKET CONDITIONS
ROBERT H. GRAHAM
                    In U.S. markets, positive performance during March and April
                    2003 enabled major stock market indexes to post gains for the reporting period. For example, the unmanaged Standard &
Poor's Composite Index of 500 Stocks (the S&P 500), an index of common stocks frequently used as a general measure of U.S. stock market performance, returned 4.47% for the six months ended April 30, 2003.

    Year to date as of April 30, consumer discretionary, information technology and financials were among the better-performing sectors of the S&P 500, while telecommunications services was the worst.

    Generally, mid- and small-cap stocks outperformed large-cap stocks, and the value investment style outperformed the growth investment style during the six-month reporting period.

    International markets, as measured by the unmanaged MSCI Europe, Australasia and the Far East Index (the EAFE--Registered Trademark--), a group of foreign securities tracked by Morgan Stanley Capital International, produced negative returns for the first quarter of 2003. International markets, however, rallied in April. This rally helped push international market returns into positive territory for the six-month reporting period.

    European markets rallied toward the close of the reporting period, with the MSCI (Morgan Stanley Capital International) Europe Index, often considered representative of the European equity market, gaining 13.49% in April. In European monetary affairs, the European Central Bank (ECB) cut its benchmark interest rate 25 basis points to 2.50% in March. It remained at that level as the reporting period closed.

    As widely discussed, in Asia, the epidemic of severe acute respiratory syndrome (SARS) dealt a blow to local economies. However, the MSCI All Country
(AC) Asia Pacific Free ex-Japan Index, a group of developed and emerging Asian and Asia-Pacific markets (except Japan) covered by Morgan Stanley Capital International, rallied in April and was positive for the six-month reporting period.

    On the currency front, the U.S. dollar was weak compared to many foreign currencies. In particular, the euro showed strength as it appreciated nearly 13% against the dollar during the reporting period. Other notable currencies that gained ground on the dollar included the Australian dollar, Swiss franc, British pound and Canadian dollar.

YOUR FUND

At net asset value AIM Global Science and Technology Fund turned in positive performance for the six-month reporting period. The fund also generated positive results at net asset value year-to-date and for the three-month and one-month periods ended April 30, 2003. Fund manager Abel Garcia and senior analyst Warren Tennant increased the total number of holdings during the reporting period from 63 to 83 to further diversify the portfolio.

    In addition, fund managers have begun to reduce their holdings in industries like aerospace and defense, as well as computer storage. They have added more holdings in health care and networking equipment.

IN CLOSING

I thank you for your continued participation in AIM Global Science and Technology Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)


                                                                MARKET
                                                 SHARES          VALUE
--------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-82.06%

AEROSPACE & DEFENSE-0.54%

L-3 Communications Holdings, Inc.(a)                47,600   $   2,113,440
==========================================================================

APPLICATION SOFTWARE-4.15%

Documentum, Inc.(a)                                303,500       5,581,365
--------------------------------------------------------------------------
FileNET Corp.(a)                                   108,700       1,672,893
--------------------------------------------------------------------------
Intuit Inc.(a)                                      39,800       1,543,444
--------------------------------------------------------------------------
Mercury Interactive Corp.(a)                       192,200       6,523,268
--------------------------------------------------------------------------
PeopleSoft, Inc.(a)                                 60,400         907,812
==========================================================================
                                                                16,228,782
==========================================================================

AUTO PARTS & EQUIPMENT-1.24%

Gentex Corp.(a)                                    159,800       4,825,960
==========================================================================

BIOTECHNOLOGY-4.64%

Amgen Inc.(a)                                       52,500       3,218,775
--------------------------------------------------------------------------
Charles River Laboratories International,
  Inc.(a)                                           45,500       1,235,325
--------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                           260,500      12,019,470
--------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                       50,800       1,663,700
==========================================================================
                                                                18,137,270
==========================================================================

COMPUTER HARDWARE-4.35%

Dell Computer Corp.(a)                             476,300      13,769,833
--------------------------------------------------------------------------
Hewlett-Packard Co.                                198,600       3,237,180
==========================================================================
                                                                17,007,013
==========================================================================

COMPUTER STORAGE & PERIPHERALS-4.46%

EMC Corp.(a)                                       401,400       3,648,726
--------------------------------------------------------------------------
Hutchinson Technology Inc.(a)                       90,700       2,144,148
--------------------------------------------------------------------------
Imation Corp.(a)                                    56,200       1,927,660
--------------------------------------------------------------------------
SanDisk Corp.(a)                                   171,100       4,140,620
--------------------------------------------------------------------------
Storage Technology Corp.(a)                        123,900       3,062,808
--------------------------------------------------------------------------
Western Digital Corp.(a)                           267,900       2,499,507
==========================================================================
                                                                17,423,469
==========================================================================

CONSUMER ELECTRONICS-0.81%

Harman International Industries, Inc.               47,500       3,163,025
==========================================================================

DATA PROCESSING SERVICES-0.80%

Paychex, Inc.                                      100,100       3,117,114
==========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.24%

Trimble Navigation Ltd.(a)                         192,100       4,850,525
==========================================================================

                                                                MARKET
                                                 SHARES          VALUE
--------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS & SERVICES-1.65%

Cerner Corp.(a)                                     50,000         999,000
--------------------------------------------------------------------------
Express Scripts, Inc.(a)                            19,300   $   1,137,928
--------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)             68,400       2,015,064
--------------------------------------------------------------------------
Quest Diagnostics Inc.(a)                           38,500       2,300,375
==========================================================================
                                                                 6,452,367
==========================================================================

HEALTH CARE EQUIPMENT-1.19%

Advanced Neuromodulation Systems, Inc.(a)           23,600         988,132
--------------------------------------------------------------------------
Boston Scientific Corp.(a)                          84,900       3,654,945
==========================================================================
                                                                 4,643,077
==========================================================================

HEALTH CARE SUPPLIES-0.62%

Fisher Scientific International Inc.(a)             83,700       2,411,397
==========================================================================

INTERNET RETAIL-4.35%

Amazon.com, Inc.(a)                                235,500       6,751,785
--------------------------------------------------------------------------
eBay Inc.(a)                                       110,500      10,251,085
==========================================================================
                                                                17,002,870
==========================================================================

INTERNET SOFTWARE & SERVICES-2.44%

United Online, Inc.(a)                             158,300       3,539,588
--------------------------------------------------------------------------
Websense, Inc.(a)                                  125,100       1,785,177
--------------------------------------------------------------------------
Yahoo! Inc.(a)                                     170,700       4,229,946
==========================================================================
                                                                 9,554,711
==========================================================================

IT CONSULTING & SERVICES-3.27%

Affiliated Computer Services, Inc.-Class A(a)      142,200       6,782,940
--------------------------------------------------------------------------
Anteon International Corp.(a)                      158,800       3,760,384
--------------------------------------------------------------------------
Cognizant Technology Solutions Corp.(a)            124,800       2,241,408
==========================================================================
                                                                12,784,732
==========================================================================

NETWORKING EQUIPMENT-4.15%

Cisco Systems, Inc.(a)                             525,000       7,896,000
--------------------------------------------------------------------------
McDATA Corp.-Class A(a)                            235,000       2,486,300
--------------------------------------------------------------------------
NetScreen Technologies, Inc.(a)                    288,600       5,852,808
==========================================================================
                                                                16,235,108
==========================================================================

PHARMACEUTICALS-0.64%

Forest Laboratories, Inc.(a)                        48,000       2,482,560
==========================================================================

SEMICONDUCTOR EQUIPMENT-8.37%

Applied Materials, Inc.(a)                         355,700       5,193,220
--------------------------------------------------------------------------
Axcelis Technologies, Inc.(a)                      522,900       2,970,072
--------------------------------------------------------------------------
Entegris Inc.(a)                                   230,300       2,641,541
--------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                 96,200       3,944,200
--------------------------------------------------------------------------
Lam Research Corp.(a)                              345,000       5,012,850
--------------------------------------------------------------------------


                                                                MARKET
                                                 SHARES          VALUE
--------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT-(CONTINUED)

Novellus Systems, Inc.(a)                          169,100   $   4,741,564
--------------------------------------------------------------------------
Teradyne, Inc.(a)                                  361,700       4,195,720
--------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                          174,000       4,010,700
==========================================================================
                                                                32,709,867
==========================================================================

SEMICONDUCTORS-15.04%

Analog Devices, Inc.(a)                            301,300       9,979,056
--------------------------------------------------------------------------
Cree, Inc.(a)                                       89,700       1,789,515
--------------------------------------------------------------------------
GlobespanVirata, Inc.(a)                           430,000       2,610,100
--------------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)                103,300       2,243,676
--------------------------------------------------------------------------
Intel Corp.                                        327,100       6,018,640
--------------------------------------------------------------------------
Maxim Integrated Products, Inc.                     48,300       1,897,707
--------------------------------------------------------------------------
Microchip Technology Inc.                          302,200       6,282,738
--------------------------------------------------------------------------
OmniVision Technologies, Inc.(a)                    79,700       1,935,116
--------------------------------------------------------------------------
QLogic Corp.(a)                                     63,000       2,771,370
--------------------------------------------------------------------------
Silicon Laboratories Inc.(a)                       242,400       6,896,280
--------------------------------------------------------------------------
Texas Instruments Inc.                             657,700      12,160,873
--------------------------------------------------------------------------
Xilinx, Inc.(a)                                    155,300       4,203,971
==========================================================================
                                                                58,789,042
==========================================================================

SYSTEMS SOFTWARE-8.33%

Borland Software Corp.(a)                          226,200       2,051,634
--------------------------------------------------------------------------
Microsoft Corp.                                    560,000      14,319,200
--------------------------------------------------------------------------
Oracle Corp.(a)                                    449,400       5,338,872
--------------------------------------------------------------------------
Symantec Corp.(a)                                  165,800       7,286,910
--------------------------------------------------------------------------
VERITAS Software Corp.(a)                          161,500       3,554,615
==========================================================================
                                                                32,551,231
==========================================================================

TELECOMMUNICATIONS EQUIPMENT-4.53%

Advanced Fibre Communications, Inc.(a)             177,100       2,709,630
--------------------------------------------------------------------------
QUALCOMM Inc.                                      206,100       6,572,529
--------------------------------------------------------------------------
UTStarcom, Inc.(a)                                 387,400       8,434,085
==========================================================================
                                                                17,716,244
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-5.25%

AT&T Wireless Services Inc.(a)                     700,400       4,524,584
--------------------------------------------------------------------------
Nextel Communications, Inc.-Class A(a)             829,400      12,266,826
--------------------------------------------------------------------------
United States Cellular Corp.(a)                    154,500       3,715,725
==========================================================================
                                                                20,507,135
==========================================================================
    Total Domestic Common Stocks (Cost
      $304,846,797)                                            320,706,939
==========================================================================

                                                                MARKET
                                                 SHARES          VALUE
--------------------------------------------------------------------------


FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-11.41%

BERMUDA-0.96%

Marvell Technology Group Ltd.
  (Semiconductors)(a)                              163,000   $   3,761,877
==========================================================================

CANADA-0.57%

Cognos, Inc. (Application Software)(a)              81,700       2,217,338
==========================================================================

CAYMAN ISLANDS-0.47%

Garmin Ltd. (Consumer Electronics)(a)               43,100       1,826,578
==========================================================================

FINLAND-1.67%

Nokia Oyj-ADR (Telecommunications Equipment)       392,900       6,510,353
==========================================================================

GERMANY-0.94%

SAP A.G. (Application Software)                     35,953       3,690,273
==========================================================================

ISRAEL-0.59%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                 49,600       2,316,320
==========================================================================

NETHERLANDS-0.51%

STMicroelectronics N.V. (Semiconductors)            96,215       1,992,344
==========================================================================

SOUTH KOREA-2.88%

Samsung Electronics Co., Ltd. (Electronic
  Equipment & Instruments)(a)                       44,800      11,250,721
==========================================================================

TAIWAN-1.09%

Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Semiconductors)(a)                     510,000       4,268,700
==========================================================================

UNITED KINGDOM-1.73%

Amdocs Ltd. (Application Software)(a)              223,000       3,938,180
--------------------------------------------------------------------------
Vodafone Group PLC-ADR (Wireless
  Telecommunication Services)                      143,400       2,833,584
==========================================================================
                                                                 6,771,764
==========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $41,130,657)                              44,606,268
==========================================================================

MONEY MARKET FUNDS-6.81%

STIC Liquid Assets Portfolio(b)                 13,310,011      13,310,011
--------------------------------------------------------------------------
STIC Prime Portfolio(b)                         13,310,011      13,310,011
==========================================================================
    Total Money Market Funds (Cost
      $26,620,022)                                              26,620,022
==========================================================================
TOTAL INVESTMENTS-100.28% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $372,597,476)                  391,933,229
==========================================================================


                                                                MARKET
                                                 SHARES          VALUE
--------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-30.31%

STIC Liquid Assets Portfolio(b)(c)              59,230,865   $  59,230,865
--------------------------------------------------------------------------
STIC Prime Portfolio(b)(c)                      59,230,866      59,230,866
==========================================================================
  Total Money Market Funds (purchased with
    cash collateral from securities loaned)
    (Cost $118,461,731)                                        118,461,731
==========================================================================
TOTAL INVESTMENTS-130.59% (Cost $491,059,207)                  510,394,960
==========================================================================
OTHER ASSETS LESS LIABILITIES-(30.59%)                        (119,550,987)
==========================================================================
NET ASSETS-100.00%                                           $ 390,843,973
__________________________________________________________________________
==========================================================================

Investment Abbreviations:


ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $491,059,207)*                             $   510,394,960
------------------------------------------------------------
Receivables for:
  Investments sold                                 7,622,083
------------------------------------------------------------
  Fund shares sold                                   783,357
------------------------------------------------------------
  Dividends                                           49,555
------------------------------------------------------------
Investment for deferred compensation plan              5,988
------------------------------------------------------------
Other assets                                          28,301
============================================================
     Total assets                                518,884,244
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            7,707,258
------------------------------------------------------------
  Fund shares reacquired                             529,932
------------------------------------------------------------
  Deferred compensation plan                           5,988
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                      118,461,731
------------------------------------------------------------
Accrued distribution fees                            306,267
------------------------------------------------------------
Accrued trustees' fees                                   915
------------------------------------------------------------
Accrued transfer agent fees                          769,145
------------------------------------------------------------
Accrued operating expenses                           259,035
============================================================
     Total liabilities                           128,040,271
============================================================
Net assets applicable to shares outstanding  $   390,843,973
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 1,883,547,649
------------------------------------------------------------
Undistributed net investment income (loss)        (3,341,523)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and option contracts                        (1,508,697,888)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                       19,335,735
============================================================
                                             $   390,843,973
____________________________________________________________
============================================================


NET ASSETS:

Class A                                      $   281,962,711
____________________________________________________________
============================================================
Class B                                      $    92,434,635
____________________________________________________________
============================================================
Class C                                      $    16,446,627
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           55,831,611
____________________________________________________________
============================================================
Class B                                           19,645,773
____________________________________________________________
============================================================
Class C                                            3,495,549
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $          5.05
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $5.05 divided by
       95.25%)                               $          5.30
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                   $          4.71
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                   $          4.71
____________________________________________________________
============================================================

* At April 30, 2003, securities with an aggregate market value of $115,491,986 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $56,014)         $    448,315
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       122,470
--------------------------------------------------------------------------
Interest                                                             2,992
--------------------------------------------------------------------------
Security lending income                                            187,694
==========================================================================
    Total investment income                                        761,471
==========================================================================

EXPENSES:

Advisory fees                                                    1,861,334
--------------------------------------------------------------------------
Administrative services fees                                        51,781
--------------------------------------------------------------------------
Custodian fees                                                      29,072
--------------------------------------------------------------------------
Distribution fees -- Class A                                       680,062
--------------------------------------------------------------------------
Distribution fees -- Class B                                       470,959
--------------------------------------------------------------------------
Distribution fees -- Class C                                        77,977
--------------------------------------------------------------------------
Transfer agent fees                                              2,620,464
--------------------------------------------------------------------------
Trustees' fees                                                       5,240
--------------------------------------------------------------------------
Other                                                              282,399
==========================================================================
    Total expenses                                               6,079,288
==========================================================================
Less: Fees waived, expenses reimbursed and expenses paid
  indirectly                                                    (1,982,975)
==========================================================================
    Net expenses                                                 4,096,313
==========================================================================
Net investment income (loss)                                    (3,334,842)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (67,607,777)
--------------------------------------------------------------------------
  Foreign currencies                                               113,763
--------------------------------------------------------------------------
  Option contracts written                                         746,115
==========================================================================
                                                               (66,747,899)
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         82,364,232
--------------------------------------------------------------------------
  Foreign currencies                                                  (293)
--------------------------------------------------------------------------
  Option contracts written                                          36,037
==========================================================================
                                                                82,399,976
==========================================================================
Net gain from investment securities, foreign currencies and
  options contracts                                             15,652,077
==========================================================================
Net increase in net assets resulting from operations          $ 12,317,235
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                                APRIL 30,       OCTOBER 31,
                                                                  2003             2002
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (3,334,842)   $ (11,879,992)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                     (66,747,899)    (240,968,796)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and option contracts          82,399,976       27,536,826
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  12,317,235     (225,311,962)
============================================================================================
Share transactions-net:
  Class A                                                        (7,644,251)      (5,159,028)
--------------------------------------------------------------------------------------------
  Class B                                                       (12,703,314)    (122,002,616)
--------------------------------------------------------------------------------------------
  Class C                                                            17,055       (3,417,367)
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (20,330,510)    (130,579,011)
============================================================================================
    Net increase (decrease) in net assets                        (8,013,275)    (355,890,973)
============================================================================================

NET ASSETS:

  Beginning of period                                           398,857,248      754,748,221
============================================================================================
  End of period                                               $ 390,843,973    $ 398,857,248
____________________________________________________________________________________________
============================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Science and Technology Fund, (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. To the extent that the annualized expense ratio does not exceed the contractual expense limitation, AIM will retain the ability to be reimbursed for such fee waivers or reimbursements prior to the end of the committed period. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $1,861,334 and reimbursed expenses of $117,798.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $51,781 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $1,445,915 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B and Class C shares paid $680,062, $470,959 and $77,977, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended April 30, 2003, AIM Distributors retained $26,268 in front-end sales commissions from the sale of Class A shares and $21,338, $82 and $822 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $1,601 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $3,480 and reductions in custodian fees of $363 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $3,843.

NOTE 4--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.


NOTE 5--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $115,491,986 were on loan to brokers. The loans were secured by cash collateral of $118,461,731 received by the Fund and invested in affiliated money market funds. For the six months ended April 30, 2003, the Fund received fees of $187,694 for securities lending.

NOTE 6--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended April 30, 2003 are summarized as follows:

                                                          CALL OPTION CONTRACTS
                                                          ----------------------
                                                          NUMBER OF    PREMIUMS
                                                          CONTRACTS    RECEIVED
--------------------------------------------------------------------------------
Beginning of period                                         3,745      $ 453,826
--------------------------------------------------------------------------------
Written                                                     1,855        588,893
--------------------------------------------------------------------------------
Closed                                                     (2,975)      (670,083)
--------------------------------------------------------------------------------
Exercised                                                  (1,630)      (163,226)
--------------------------------------------------------------------------------
Expired                                                      (995)      (209,410)
================================================================================
End of period                                                  --      $      --
________________________________________________________________________________
================================================================================

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                    CAPITAL LOSS
EXPIRATION                                                          CARRYFORWARD
---------------------------------------------------------------------------------
October 31, 2009                                                   $1,181,366,577
---------------------------------------------------------------------------------
October 31, 2010                                                      259,449,545
=================================================================================
Total capital loss carryforward                                    $1,440,816,122
_________________________________________________________________________________
=================================================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $223,539,005 and $249,271,801, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of investment securities           $ 49,100,060
---------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (29,976,637)
=================================================================================
Net unrealized appreciation of investment securities                 $ 19,123,423
_________________________________________________________________________________
=================================================================================
Cost of investments for tax purposes is $491,271,537.


NOTE 9--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                    APRIL 30, 2003                 OCTOBER 31, 2002
                                                              ---------------------------    ----------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      16,788,636    $ 79,964,191     26,274,193    $ 171,598,190
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,963,349       8,873,751      2,939,110       19,257,843
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                         643,027       2,902,247      1,050,513        6,971,729
=========================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                       1,676,512       8,228,998      8,433,047       56,174,791
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,797,104)     (8,228,998)    (9,000,274)     (56,174,791)
=========================================================================================================================
Reacquired:
  Class A                                                     (20,023,550)    (95,837,440)   (36,509,509)    (232,932,009)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,972,756)    (13,348,067)   (12,786,276)     (85,085,668)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                        (644,523)     (2,885,192)    (1,669,762)     (10,389,096)
=========================================================================================================================
                                                               (4,366,409)   $(20,330,510)   (21,268,958)   $(130,579,011)
_________________________________________________________________________________________________________________________
=========================================================================================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                 CLASS A
                                          --------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                 YEAR ENDED OCTOBER 31,
                                          APRIL 30,        ---------------------------------------------------------------------
                                            2003             2002          2001           2000               1999         1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $   4.89        $   7.41      $  30.61      $    26.44         $    16.28    $  18.04
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.04)          (0.12)(a)     (0.20)(a)        0.06(a)(b)        (0.25)      (0.17)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.20           (2.40)       (19.12)           7.23              10.97       (0.39)
================================================================================================================================
    Total from investment operations           0.16           (2.52)       (19.32)           7.29              10.72       (0.56)
================================================================================================================================
Less distributions from net realized
  gains                                          --              --         (3.88)          (3.12)             (0.56)      (1.20)
================================================================================================================================
Net asset value, end of period             $   5.05        $   4.89      $   7.41      $    30.61         $    26.44    $  16.28
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                3.27%         (34.01)%      (71.16)%         27.52%             67.63%      (3.16)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $281,963        $280,426      $438,702      $1,513,595         $1,023,124    $713,904
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense
    reimbursements                             2.00%(d)        2.01%         1.98%           1.63%              1.77%       1.88%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and expense
    reimbursements                             3.04%(d)        2.56%         2.03%           1.63%              1.77%       1.88%
================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (1.60)%(d)      (1.76)%       (1.57)%          0.16%             (1.11)%     (0.93)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                       61%            115%          173%            111%               122%         75%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily assets of $274,279,177.
(e)  Not annualized for periods less than one year.

                                                                                 CLASS B
                                          --------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                 YEAR ENDED OCTOBER 31,
                                          APRIL 30,        ---------------------------------------------------------------------
                                             2003            2002           2001            2000              1999        1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  4.56         $   6.96       $ 29.17        $    25.43         $  15.76    $  17.58
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.05)           (0.14)(a)     (0.25)(a)         (0.11)(a)(b)     (0.35)      (0.25)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.20            (2.26)       (18.08)             6.97            10.58       (0.37)
================================================================================================================================
    Total from investment operations          0.15            (2.40)       (18.33)             6.86            10.23       (0.62)
================================================================================================================================
Less distributions from net realized
  gains                                         --               --         (3.88)            (3.12)           (0.56)      (1.20)
================================================================================================================================
Net asset value, end of period             $  4.71         $   4.56       $  6.96        $    29.17         $  25.43    $  15.76
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                               3.29%          (34.48)%      (71.30)%           26.87%           66.84%      (3.67)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $92,435         $102,470       $287,394       $1,414,915         $898,400    $614,715
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense
    reimbursements                            2.50%(d)         2.51%         2.48%             2.13%            2.28%       2.38%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and expense
    reimbursements                            3.54%(d)         3.06%         2.53%             2.13%            2.28%       2.38%
================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (2.10)%(d)       (2.26)%       (2.07)%           (0.34)%          (1.62)%     (1.43)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                      61%             115%          173%              111%             122%         75%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily assets of $94,972,441.
(e)  Not annualized for periods less than one year.

                                                                            CLASS C
                                          ---------------------------------------------------------------------------
                                                                                                        MARCH 1, 1999
                                          SIX MONTHS                                                     (DATE SALES
                                            ENDED                 YEAR ENDED OCTOBER 31,                COMMENCED) TO
                                          APRIL 30,        ------------------------------------          OCTOBER 31,
                                             2003           2002          2001           2000               1999
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  4.56         $  6.96       $ 29.16       $  25.43            $ 19.23
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.05)          (0.14)(a)     (0.25)(a)      (0.11)(a)(b)       (0.11)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.20           (2.26)       (18.07)          6.96               6.31
=====================================================================================================================
    Total from investment operations          0.15           (2.40)       (18.32)          6.85               6.20
=====================================================================================================================
Less distributions from net realized
  gains                                         --              --         (3.88)         (3.12)                --
=====================================================================================================================
Net asset value, end of period             $  4.71         $  4.56       $  6.96       $  29.16            $ 25.43
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(c)                               3.29%         (34.48)%      (71.29)%        26.83%             32.24%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $16,447         $15,961       $28,652       $114,667            $12,352
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense
    reimbursements                            2.50%(d)        2.51%         2.48%          2.13%              2.28%(e)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and expense
    reimbursements                            3.54%(d)        3.06%         2.53%          2.13%              2.28%(e)
=====================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (2.10)%(d)      (2.26)%       (2.07)%        (0.34)%            (1.62)%(e)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(f)                      61%            115%          173%           111%               122%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily assets of $15,724,705.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 11--SUBSEQUENT EVENT


The Board of Trustees of AIM Investment Funds ("Seller") unanimously approved, on June 11, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which AIM Global Science and Technology Fund ("Selling Fund"), a series of Seller, would transfer all of its assets to INVESCO Technology Fund ("Buying Fund"), a series of INVESCO Sector Funds, Inc. ("the Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

  The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around September 25, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

  Effective on or about October 1, 2003, it is anticipated that Selling Fund will be closed to new investors.

OTHER INFORMATION

TRUSTEES AND OFFICERS


BOARD OF TRUSTEES            OFFICERS                                   OFFICE OF THE FUND

Robert H. Graham             Robert H. Graham                           11 Greenway Plaza
                             Chairman and President                     Suite 100
Mark H. Williamson                                                      Houston, TX 77046
                             Mark H. Williamson
Frank S. Bayley              Executive Vice President                   INVESTMENT ADVISOR

Bruce L. Crockett            Kevin M. Carome                            A I M Advisors, Inc.
                             Senior Vice President                      11 Greenway Plaza
Albert R. Dowden                                                        Suite 100
                             Gary T. Crum                               Houston, TX 77046
Edward K. Dunn Jr.           Senior Vice President
                                                                        TRANSFER AGENT
Jack M. Fields               Dana R. Sutton
                             Vice President and Treasurer               A I M Fund Services, Inc.
Carl Frischling                                                         P.O. Box 4739
                             Stuart W. Coco                             Houston, TX 77210-4739
Prema Mathai-Davis           Vice President
                                                                        CUSTODIAN
Lewis F. Pennock             Melville B. Cox
                             Vice President                             State Street Bank and Trust Company
Ruth H. Quigley                                                         225 Franklin Street
                             Edgar M. Larsen                            Boston, MA 02110
Louis S. Sklar               Vice President
                                                                        COUNSEL TO THE FUND
                             Nancy L. Martin
                             Secretary                                  Ballard Spahr
                                                                        Andrews & Ingersoll, LLP
                                                                        1735 Market Street
                                                                        Philadelphia, PA 19103

                                                                        COUNSEL TO THE TRUSTEES

                                                                        Kramer, Levin, Naftalis & Frankel LLP
                                                                        919 Third Avenue
                                                                        New York, NY 10022

                                                                        DISTRIBUTOR

                                                                        A I M Distributors, Inc.
                                                                        11 Greenway Plaza
                                                                        Suite 100
                                                                        Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--


DOMESTIC EQUITY                         INTERNATIONAL/GLOBAL EQUITY                 FIXED INCOME

                                                                                    TAXABLE

AIM Aggressive Growth Fund              AIM Asia Pacific Growth Fund(2)
AIM Balanced Fund*                      AIM Developing Markets Fund
AIM Basic Balanced Fund*                AIM European Growth Fund(2)                 AIM Floating Rate Fund
AIM Basic Value Fund                    AIM European Small Company Fund             AIM High Yield Fund
AIM Blue Chip Fund                      AIM Global Aggressive Growth Fund           AIM Income Fund
AIM Capital Development Fund            AIM Global Growth Fund                      AIM Intermediate Government Fund
AIM Charter Fund                        AIM Global Trends Fund                      AIM Limited Maturity Treasury Fund(6,7)
AIM Constellation Fund                  AIM Global Value Fund(5)                    AIM Money Market Fund
AIM Dent Demographic Trends Fund        AIM International Core Equity Fund(2)       AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)        AIM International Emerging Growth Fund      AIM Total Return Bond Fund
AIM Emerging Growth Fund                AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Libra Fund                                                                      TAX-FREE
AIM Mid Cap Basic Value Fund            SECTOR EQUITY
AIM Mid Cap Core Equity Fund(2)
AIM Mid Cap Growth Fund
AIM Opportunities I Fund(2,3)                                                       AIM High Income Municipal Fund
AIM Opportunities II Fund(2,3)          AIM Global Energy Fund                      AIM Municipal Bond Fund
AIM Opportunities III Fund(2,3)         AIM Global Financial Services Fund          AIM Tax-Exempt Cash Fund
AIM Premier Equity Fund(2)              AIM Global Health Care Fund                 AIM Tax-Free Intermediate Fund(6,7)
AIM Premier Equity II Fund(2)           AIM Global Science and Technology Fund(2)
AIM Select Equity Fund                  AIM Global Utilities Fund
AIM Small Cap Equity Fund               AIM New Technology Fund
AIM Small Cap Growth Fund(4)            AIM Real Estate Fund
AIM Weingarten Fund

  *Domestic equity and income fund

                   YOUR GOALS. OUR SOLUTIONS.--Servicemark--


                                        College         Separately
Mutual  Retirement      Annuities       Savings         Managed                 Offshore        Alternative     Cash
Funds   Products                        Plans           Accounts                Products        Investments     Management

                                             (AIM INVESTMENTS LOGO APPEARS HERE)
                                                                 --Servicemark--

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002.
(7)Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.

                                                                       GST-SAR-1

AIMinvestments.com

                                                                     APPENDIX VI


                        ANNUAL REPORT / OCTOBER 31, 2002

                       AIM GLOBAL FINANCIAL SERVICES FUND

                                  [COVER IMAGE]

                                [AIM FUNDS LOGO]

                            --Registered Trademark--

                               AIMinvestments.com

================================================================================

                                  [COVER IMAGE]

                    THE BANKER AND HIS WIFE BY QUENTIN METSYS

 THE WORLD'S EARLIEST BANKS CAME ABOUT WHEN PEOPLE PRESENTED THEIR FORTUNES FOR

SAFEKEEPING TO THOSE THEY COULD TRUST, USUALLY GOLDSMITHS. THE GOLDSMITHS WOULD

  ISSUE A NOTE THAT OFFERED TO PAY THE BEARER THE VALUE OF THE COINS DEPOSITED.

THESE NOTES WERE OFTEN EXCHANGED AND CIRCULATED, RATHER THAN CASHED IN, AND THE

  GOLDSMITHS PROFITED BY CHARGING INTEREST ON THE LOANS THEY GRANTED USING THE

                      GOLD AND SILVER IN THEIR POSSESSION.

================================================================================

AIM GLOBAL FINANCIAL SERVICES FUND IS FOR SHAREHOLDERS SEEKING LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN THE EQUITY SECURITIES OF DOMESTIC AND FOREIGN FINANCIAL SERVICES COMPANIES.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Global Financial Services Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales charge structures and class expenses.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o Investing in a single-sector mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged MSCI All Country (AC) World Free Index tracks the performance of approximately 50 developed and emerging countries covered by Morgan Stanley Capital International. The "free" index represents actual buyable opportunities for global investors.

o The unmanaged Standard & Poor's Composite Index of 500 stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not include sales charges or fund expenses.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT IN A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
     AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

                               TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           All of us know how difficult the equity markets were during
ROBERT H.           the fiscal year ended October 31, 2002. We are now in the
GRAHAM]             unenviable position of being able to say we have been in a deeper and longer market downturn than that of 1973-74. We know from experience that these conditions do eventually end, though no one can predict exactly when.

                        We are encouraged, however, by the fact that as I write
                    this letter, the U.S. equity market has had several positive weeks in a row. Whether this is the start of a long-term positive trend remains to be seen. In the meantime, let me assure you that all of us at AIM continue to work hard on your behalf.

                        In light of continuing market difficulties, I thought
                    you would appreciate detailed information on some of the methods AIM uses to manage your money. This information is presented in the two pages following this letter. I hope it will provide you with a greater understanding of our investment process, and I encourage you to read it carefully. One of our ongoing goals is to keep all of our shareholders well-informed.

BACK TO BASICS

When market conditions are as trying as they have been during the fiscal year covered by this report, it is well to keep some investing fundamentals in mind. First, seek professional advice-it is more important now than ever. A financial professional can help you:

   o Understand your entire financial profile before selecting individual investments so you can tailor your portfolio to specific goals and timetables.

   o Learn the characteristics of various asset classes. Recently, many investors have been seeking safety in fixed-income investments. Unfortunately, many do not understand that bond prices move in the opposite direction of interest rates. Existing bonds have been rising in value as interest rates have fallen, contributing to attractive total returns. But rates are now so low the upside potential of bond prices is limited. Sooner or later, the economy will expand more robustly, and interest rates will begin to rise. That will lower bond values, reducing total returns. As ever, diversification is an investing fundamental.

   o Develop reasonable expectations. Historically, stocks have averaged about a 10% return per year, bonds less, facts many of us forgot during the 1990s.

YOUR FUND MANAGERS' OBSERVATIONS

In the following pages, your fund's portfolio managers discuss your fund's performance during the fiscal year and the market conditions and investment strategies that affected that performance. I hope you find their comments helpful.

    Although most world markets declined in 2002, a favorable interest rate environment, particularly in the U.S., helped financial services stocks minimize losses. Given this environment, AIM Global Financial Services Fund Class A shares returned -7.55% for the fiscal year ended October 31, 2002. The fund outperformed its benchmark, the MSCI All Country (AC) World Free Index, which returned -13.57% over the same period.

    Timely information about your fund and the markets is always available on our Web site, aiminvestments.com. Our Client Services Department can be reached during regular business hours at 800-959-4246.

IMPORTANT NEWS ABOUT AIM

This report features AIM's new logo and Web address, which we have adopted to better reflect our diverse line of investment products. We are well known for our mutual funds, but we also offer solutions for many investment situations through a broad array of products and services including retirement products for employers and individuals, annuities, college savings plans, separately managed accounts, and cash management for businesses.

    I am also pleased to announce that Mark Williamson will become Chief Executive Officer of A I M Management Group Inc., the parent company of your fund's advisor and distributor, on January 1, 2003. I will remain Chairman of AIM. Mark has had a long and distinguished career in the mutual fund industry and I am looking forward to his joining the AIM team.

    Thank you for investing with AIM. I look forward to reporting to you again in six months.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
December 2, 2002

================================================================================

                         . . . A FAVORABLE INTEREST RATE

                     ENVIRONMENT, PARTICULARLY IN THE U.S.,

                        HELPED FINANCIAL SERVICES STOCKS

                                MINIMIZE LOSSES.

                                ROBERT H. GRAHAM

================================================================================

                      A SPECIAL MESSAGE TO OUR SHAREHOLDERS

INVESTMENT RESEARCH UPDATE FOR AIM CLIENTS

[EDGAR M. LARSEN PHOTO]

     EDGAR M. LARSEN
CHIEF INVESTMENT OFFICER

  [GARY T. CRUM PHOTO]

      GARY T. CRUM
DIRECTOR OF INVESTMENTS

THE FINANCIAL MARKETS have been battered over the past year by a wave of corporate scandals, accounting restatements, bankruptcies of high-profile companies and, in a few cases, outright financial fraud. Many investors, understandably, feel uncertain about whether their portfolios are positioned to withstand such a prolonged and severe market downturn. Now seems to be an appropriate time to step back and reiterate AIM's concern for the financial well-being of all of our clients and AIM's commitment to competitive excellence across all investment disciplines.

    We at AIM are proud of our rigorous qualitative and quantitative analytical processes, and we remain confident that we will preserve our long-term record of success through uncompromising fundamental research. During this recent period of market instability, we have placed even greater focus on meticulous research, and we continually look for new ways to improve our process.

    We have the resources and the people needed to seek out the best investment opportunities that exist in any market. It should be emphasized that AIM's teams have not changed their investment strategies; rather our disciplines have been fine-tuned in order to better understand each portfolio holding and to optimize each fund's overall structure.

    Rigorous accounting analysis is at the forefront of our investment-research efforts. AIM employs both internal and external accounting experts and proprietary tools to screen our portfolios for high-risk situations and to look for investment opportunities.

BEYOND THE BOTTOM LINE

By going beyond the reported bottom-line numbers, we strive to understand where a company's growth is coming from and how sustainable it may be. Our discipline takes us through an in-depth examination of the financial statements and industry conditions, combined with an evaluation of management's style and strategy.

    AIM's portfolio managers have taken advantage of some unique valuations in this unusual market environment by adding opportunistically to their portfolios. In addition to strong financial fundamentals and attractively priced securities, AIM's teams look for companies with experienced and credible management teams. Sometimes this means not accepting the consensus view of a particular company.

    AIM seeks independent thought, both from our own analysts and portfolio managers, and from trusted Wall Street sources. Our goal is to cultivate an ongoing dialogue with independent thinkers in every industry, whether they work for one of our portfolio companies, on Wall Street, at an independent research boutique, or right here within our own firm. To this end, we have long had a collaborative environment where communication across investment teams is encouraged.

    For example, AIM's fixed-income and equity analysts attend the same meetings

================================================================================

                               RIGOROUS ACCOUNTING

                                 ANALYSIS IS AT

                                THE FOREFRONT OF

                                 OUR INVESTMENT-

                                RESEARCH EFFORTS.

================================================================================
with company managements, and thus analyze the company from two different perspectives. Our international managers work with our domestic teams to cover the more globally oriented companies. And the teams that manage AIM's sector-specific funds share their industry expertise with the rest of our investment teams. As our professional staff and resources have grown, so have the direct contacts with company management teams. Last year, AIM's analysts and portfolio managers had more than 4,000 meetings with the senior executives of our portfolio companies.

EDUCATION AND TRAINING

Continuing education and training are important in the ever-changing world of investment analysis. We invite experts from such fields as accounting, derivatives and banking to AIM so that we remain informed about current corporate-finance techniques, new accounting regulations and other shifts in the landscape of American business.

    Over the past five years, AIM has devoted substantial resources to our research department's personnel. Today, 68 percent of our investment management and research professionals have earned master's degrees in business or finance. Sixty percent have earned the Chartered Financial Analyst (CFA) or Certified Public Accountant (CPA) designations.

QUANTITATIVE EXPERTISE

AIM's team of quantitative analysts plays a large role in portfolio construction and performance monitoring. Our state-of-the-art proprietary tools include the means to optimize a portfolio's construction, which includes managing and monitoring risk, analyzing performance, and conducting hypothetical trading scenarios to see how they would affect the overall portfolio. These tools offer our investment teams a more acute awareness of how their portfolios stack up against their benchmarks and their peers.

    Attribution tools allow us to monitor relative sector and industry weightings, individual security weightings, and correlations across different holdings. Our portfolio management teams aren't the only ones using these customized risk-assessment tools. They also are used to generate detailed reports that are reviewed by members of AIM's senior management. We have a schedule of formalized periodic reviews to assess the construction and the risk-adjusted performance of the funds, to offer guidance to the portfolio managers, and to take corrective action when warranted.

DIVERSIFICATION OF AIM'S OFFERINGS

Even during the equity-market bubble of the late 1990s, AIM advocated a diversified approach to portfolio management for its clients. As growth stocks registered double-digit gains, we were taking a longer-term view of the markets and actively diversified our product line across market styles and capitalization ranges.

    As the financial markets have changed over the past few years, so has AIM's selection of fund offerings. In the past, AIM was recognized for investing in the equities of U.S. growth companies. Today, AIM's three largest equity funds--AIM Basic Value Fund, AIM Premier Equity Fund and AIM Constellation Fund--represent three distinctly different investment disciplines: Value, Blend and Growth. Complementing those funds are dozens more in all styles, market-cap ranges, asset classes, and geographic regions.

    AIM's clients can create diversified, all-weather portfolios by selecting from our full spectrum of funds, whether they seek equity or fixed-income, value or growth, domestic or international, aggressive or conservative, or any combination in between. Over the course of any complete market cycle, we expect a portfolio that is a blend of these quality funds will provide a prudent approach to achieving one's long-term investment goals.

    This period of market dislocation has been painful for all of us. But over the long term, we are confident that tightened accounting regulations, an increased level of governmental oversight, and the reallocation of resources following the recent bubble will all result in a healthy resurgence of the American financial system.

    AIM's investment teams and processes continue to be honed and tested in today's challenging environment. We believe that this prolonged bear market has created some unparalleled opportunities to invest in leading companies that will weather the market storm and recover their industry-leading positions when global economic growth reaccelerates.

    We are grateful for the trust our clients have placed in AIM, and we reaffirm our commitment to excellence across all of our investment disciplines.

Sincerely,

/s/ GARY T. CRUM
Gary T. Crum
Director of Investments/AIM

/s/ EDGAR M. LARSEN
Edgar M. Larsen
Chief Investment Officer/AIM

================================================================================

                               ... WE REAFFIRM OUR

                                  COMMITMENT TO

                              EXCELLENCE ACROSS ALL

                                OF OUR INVESTMENT

                                  DISCIPLINES.

================================================================================

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

LOW INTEREST RATE ENVIRONMENT CUSHIONS MARKET VOLATILITY

HOW DID AIM GLOBAL FINANCIAL SERVICES FUND PERFORM DURING THE FISCAL YEAR?

Most major markets, both in the U.S. and abroad, declined in 2002. Favorable interest rate conditions, however, helped financial services shares minimize losses and outperform the broad market. Given this environment, for the fiscal year ended October 31, 2002, AIM Global Financial Services Fund returned -7.55% for Class A shares and -8.02% for Class B shares and Class C shares, excluding sales charges. The fund bettered its broad market benchmark, the MSCI All Country (AC) World Free Index, which returned -13.57%. By comparison, the fund also outperformed the S&P 500 Index, frequently used as a general measure of U.S. stock market performance, which returned -15.10%.

WHAT WERE SOME OF THE MAJOR TRENDS IN THE STOCK MARKET?

Markets moved lower as concerns about accounting irregularities, anemic corporate earnings, and a possible conflict with Iraq dampened investor enthusiasm for stocks worldwide. Except for several short-lived rallies, U.S. markets reached some of their lowest levels in nearly five years. International market returns varied greatly by region but were, for the most part, lower in 2002.

    World markets rebounded, however, in October, as several major companies reported better-than-expected earnings and there were also indications that the Federal Reserve (the Fed) might reduce the federal funds rate which stood at 1.75% at the close of the reporting period--its lowest level in years.

HOW DID FINANCIAL SERVICES STOCKS FARE DURING THE REPORTING PERIOD?

Slow but positive economic growth, relatively contained inflation, and low interest rates provided a positive environment for the financial services sector. Sub-sector and industry performance, however, varied considerably. As in the broad market, there were large volatile swings within the financial services sector.

    Large financial conglomerates suffered from highly publicized accounts of alleged conflicts of interest between their investment banking and research divisions. Citigroup, a fund holding, announced plans to split off its equity research and private client brokerage operations from its investment banking and underwriting businesses in an effort to stem criticism about analysts' conflict of interest.

    Against a backdrop of low and declining interest rates, banks, however, were able to capitalize on a favorable lending market. The spread between short and long-term rates helped banks take advantage of paying low rates to depositors, while lending at higher rates.

    Low rates also encouraged new home ownership and mortgage refinancing, which benefited consumer finance companies. In this environment, fund holding Countrywide Financial Corp.--the largest independent residential mortgage lending firm in the United States--reported strong earnings.

    The insurance industry--hit by billions of dollars in losses from last year's terrorist attacks--found an improved pricing environment. However, weak equity markets and an increase in loss costs drove down stocks in the industry.

PORTFOLIO COMPOSITION

as of 10/31/02, based on total net assets

====================================================================================================================================
TOP 10 HOLDINGS                                       TOP 10 INDUSTRIES                               TOP COUNTRIES
------------------------------------------------------------------------------------------------------------------------------------
 1. Bank of America Corp.                     4.2%     1. BANKS                               40.4%   UNITED STATES           76.2%

 2. Citigroup Inc.                            3.6      2. DIVERSIFIED FINANCIAL SERVICES      30.1    IRELAND                  3.9%

 3. Lehman Brothers Holdings Inc.             3.5      3. PROPERTY & CASUALTY INSURANCE        7.7    ITALY                    2.5%

 4. Legg Mason, Inc.                          3.1      4. MULTI-LINE INSURANCE                 4.4    UNITED KINGDOM           2.4%

 5. American International Group, Inc.        2.9      5. LIFE & HEALTH INSURANCE              4.3    BERMUDA                  2.1%

 6. Merrill Lynch & Co., Inc.                 2.8      6. CONSUMER FINANCE                     2.6             [PIE CHART]

 7. Goldman Sachs Group, Inc. (The)           2.6      7. REINSURANCE                          2.4    FRANCE                   1.8%

 8. Anglo Irish Bank Corp. PLC (Ireland)      2.5      8. DATA PROCESSING SERVICES             1.7    SPAIN                    1.7%

 9. Wells Fargo & Co.                         2.5      9. IT CONSULTING & SERVICES             1.1    CANADA                   1.5%

10. Cullen/Frost Bankers, Inc.                2.3     10. INSURANCE BROKERS                    0.9    CAYMAN ISLANDS           1.6%

                                                                                                      HONG KONG                1.4%

                                                                                                      OTHER                    4.9%

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
====================================================================================================================================

HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

We continue to adhere to our growth at a reasonable price, or GARP, selection process to identify attractive stocks. Overall, we continue to seek opportunities the same way we always have, with an eye on earnings and valuations, using our own models to evaluate companies. The fund is well-diversified by sub-sector, industry and name.

    Our relative overweight in bank stocks over the past few years has benefited the fund. Low interest rates and relatively strong earnings have helped the industry. However, our move out of consumer lending and into commercial lending was a bit premature. Nonetheless, our research supports potential upside movement in the commercial lending industry.

    While the majority of the fund's holdings are in North American stocks, we also hold about 14% of the fund's assets in European shares. Our holdings in smaller European names have done well. The balance of the fund's country exposure is in Asian, Latin American and Bermuda reinsurance stocks.

CAN YOU DISCUSS SOME PARTICULAR HOLDINGS?

o Anglo Irish Bank was the best-performing stock for the fund year-to-date through October. This Irish bank provides financial services primarily to small and mid-size companies in the UK and Ireland. The stock has benefited both from the fast-growing Irish economy as well as from a superior business model, which has allowed it to gain market share on a regular basis for several years.

o FleetBoston Financial Corp, one of the largest banks in the United States, operates 250 offices in 25 countries with a significant presence in Latin America. The stock has detracted from fund performance recently as the company's earnings were hurt by its exposure to volatile Latin American markets. We still find it and the banking industry as a whole, however, attractive.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?

Interest rates were low. The nation's gross domestic product (GDP) grew at an annualized rate of 4.0% in the third quarter of 2002 compared to 1.3% in the second quarter of the same year. Healthy consumer spending accounted for much of the third-quarter economic expansion.

    Many investors look to the financial services sector as an indicator of the overall health of the economy and to assess commercial and consumer patterns. However, industries within the financial services sector do not trade homogeneously. While life insurance and thrift stocks are highly-correlated with interest rates, economic recovery is the main driver for much of the sector. Therefore, improving economic conditions should prove a boon, not only to the general market, but also to financial services stocks.

================================================================================

HISTORY SHOWS THAT BEAR MARKETS NEVER LAST ...

U. S. STOCK MARKET AS REPRESENTED BY S&P 500

                                  [LINE CHART]

9/30/52        24     3/31/61         65    9/30/69         93    3/31/78         89    9/30/86        231    3/31/95          500
12/31/52       26     6/30/61         64    12/31/69        92    6/30/78         95    12/31/86       242    6/30/95          544
3/31/53        25     9/29/61         66    3/31/70         89    9/29/78        102    3/31/87        291    9/29/95          584
6/30/53        24     12/29/61        71    6/30/70         72    12/29/78        96    6/30/87        304    12/29/95         615
9/30/53        23     3/30/62         69    9/30/70         84    3/30/79        101    9/30/87        321    3/29/96          645
12/31/53       24     6/29/62         54    12/31/70        92    6/29/79        102    12/31/87       247    6/28/96          670
3/31/54        26     9/28/62         56    3/31/71        100    9/28/79        109    3/31/88        258    9/30/96          687
6/30/54        29     12/31/62        63    6/30/71         99    12/31/79       107    6/30/88        273    12/31/96         740
9/30/54        32     3/29/63         66    9/30/71         98    3/31/80        102    9/30/88        271    3/31/97          757
12/31/54       35     6/28/63         69    12/31/71       102    6/30/80        114    12/30/88       277    6/30/97          885
3/31/55        36     9/30/63         71    3/31/72        107    9/30/80        125    3/31/89        294    9/30/97          947
6/30/55        41     12/31/63        75    6/30/72        107    12/31/80       135    6/30/89        317    12/31/97         970
9/30/55        43     3/31/64         78    9/29/72        110    3/31/81        136    9/29/89        349    3/31/98         1101
12/30/55       45     6/30/64         81    12/29/72       118    6/30/81        131    12/29/89       353    6/30/98         1133
3/30/56        48     9/30/64         84    3/30/73        111    9/30/81        116    3/30/90        339    9/30/98         1017
6/29/56        46     12/31/64        84    6/29/73        104    12/31/81       122    6/29/90        358    12/31/98        1229
9/28/56        45     3/31/65         86    9/28/73        108    3/31/82        111    9/28/90        306    3/31/99         1286
12/31/56       46     6/30/65         84    12/31/73        97    6/30/82        109    12/31/90       330    6/30/99         1372
3/29/57        44     9/30/65         89    3/29/74         93    9/30/82        120    3/29/91        375    9/30/99         1282
6/28/57        47     12/31/65        92    6/28/74         86    12/31/82       140    6/28/91        371    12/31/99        1469
9/30/57        42     3/31/66         89    9/30/74         63    3/31/83        152    9/30/91        387    3/31/00         1498
12/31/57       39     6/30/66         84    12/31/74        68    6/30/83        168    12/31/91       417    6/30/00         1454
3/31/58        42     9/30/66         76    3/31/75         83    9/30/83        166    3/31/92        403    9/29/00         1436
6/30/58        45     12/30/66        80    6/30/75         95    12/30/83       164    6/30/92        408    12/29/00        1320
9/30/58        50     3/31/67         90    9/30/75         83    3/30/84        159    9/30/92        417    3/30/01         1160
12/31/58       55     6/30/67         90    12/31/75        90    6/29/84        153    12/31/92       435    6/29/01         1224
3/31/59        55     9/29/67         96    3/31/76        102    9/28/84        166    3/31/93        451    9/28/01         1040
6/30/59        58     12/29/67        96    6/30/76        104    12/31/84       167    6/30/93        450    12/31/01        1148
9/30/59        56     3/29/68         90    9/30/76        105    3/29/85        180    9/30/93        458    3/29/02         1147
12/31/59       59     6/28/68         99    12/31/76       107    6/28/85        191    12/31/93       466    6/28/02          989
3/31/60        55     9/30/68        102    3/31/77         98    9/30/85        182    3/31/94        445    9/30/02          815
6/30/60        56     12/31/68       103    6/30/77        100    12/31/85       211    6/30/94        444
9/30/60        53     3/31/69        101    9/30/77         96    3/31/86        238    9/30/94        462
12/30/60       58     6/30/69         97    12/30/77        95    6/30/86        250    12/30/94       459

                                                                                                                Source: Bloomberg LP
====================================================================================================================================

The last 2 1/2 years have been challenging for equity mutual fund investors. The S&P 500, considered representative of U.S. stock market performance, has declined significantly since hitting an all-time high in early 2000.

    The colored bars on the chart represent bear markets, typically defined as a 20% decline in the stock market. As the chart shows, the 2000-2002 bear market has been more severe and more prolonged than any other in the last 50 years. But it shows that market declines have always ended--and that the stock market has risen over time. While past performance cannot guarantee comparable future results, and while no one can say precisely when the current decline will end, history shows that bear markets never last.

    That is why AIM urges all investors to maintain a long-term investment discipline.

================================================================================

                            PORTFOLIO MANAGEMENT TEAM

                                 AS OF 10/31/02

                          MEGGAN M. WALSH, LEAD MANAGER

                                 CLAS G. OLSSON

                                BARRETT K. SIDES

                          ASSISTED BY THE BALANCED TEAM

                          See important fund and index

                         disclosures inside front cover.

                                     [GRAPHIC]

                           For More Information Visit

                               AIMinvestments.com

================================================================================

                                FUND PERFORMANCE

================================================================================

RESULTS OF A $10,000 INVESTMENT
5/31/94-10/31/02

                                [MOUNTAIN CHART]

              AIM GLOBAL FINANCIAL    AIM GLOBAL FINANCIAL
                 SERVICES FUND            SERVICES FUND          MSCI AC WORLD
DATE             CLASS A SHARES          CLASS B SHARES         WORLD FREE INDEX
05/31/94             9525                   10000                    10000
7/94                 9508                    9974                    10171
10/94                9682                   10149                    10549
1/95                 8824                    9231                     9920
4/95                 8583                    8969                    10867
7/95                 9850                   10281                    11521
10/95                9933                   10350                    11386
1/96                11007                   11458                    12368
4/96                11410                   11863                    12918
7/96                10999                   11430                    12516
10/96               11943                   12400                    13190
1/97                13026                   13498                    13924
4/97                13424                   13885                    14276
7/97                16121                   16662                    16621
10/97               15517                   16009                    15309
1/98                15892                   16383                    16094
4/98                18821                   19376                    18097
7/98                19037                   19572                    18078
10/98               15909                   16345                    17303
1/99                19328                   19834                    19596
4/99                22321                   22872                    20826
7/99                20730                   21214                    21005
10/99               21730                   22213                    21804
1/00                22178                   22635                    23042
4/00                23134                   23587                    23533
7/00                25217                   25671                    23001
10/00               28267                   28742                    21975
1/01                28882                   29324                    21490
4/01                27214                   27600                    19694
7/01                27354                   27709                    18581
10/01               23458                   23726                    16450
1/02                25621                   25882                    17131
4/02                26094                   26328                    17193
7/02                22793                   23002                    14792
10/02               21678                   21877                    14218

                                                            Source: Lipper, Inc.

Past performance cannot guarantee comparable future results.

================================================================================

The chart compares AIM Global Financial Services Fund Class A & B shares to a benchmark index. It is intended to give you a general idea of how your fund performed compared to this index over the period 5/31/94-10/31/02. It is important to understand the difference between your fund and an index. A market index, such as the MSCI All Country (AC) World Free Index is not managed and incurs no sales charges, expenses or fees. If you could buy all securities that make up a market index, you would incur expenses that would affect your investment return. Your fund's total return includes sales charges, expenses and management fees. Results for B shares are calculated as if a hypothetical shareholder had liquidated his entire investment in the fund at the close of the reporting period and paid the applicable contingent deferred sales charges.

    Performance of the fund's Class A, B and C shares will differ due to different sales charge structures and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover.

    Performance shown in the chart and table does not reflect deduction of taxes a shareholder would pay on fund distributions or sale of fund shares. Performance for the index does not reflect the effects of taxes.

    This growth chart uses a logarithmic scale, which means the price scale (vertical axis) is structured so that a given distance always represents the same percent change in price, rather than the same absolute change in price. For example, the distance from one to 10 is the same as the distance from 10 to 100 on a logarithmic chart, but the latter distance is 10 times greater on a linear chart. A logarithmic scale better illustrates performance in the fund's early years before reinvested distributions and compounding create the potential for the original investment to grow to very large numbers.

================================================================================

FUND RETURNS

as of 10/31/02

FUND VS. INDEX

AVERAGE ANNUAL TOTAL RETURNS

5/31/94-10/31/02, excluding sales charges

================================================================================
                                   [BAR CHART]

AIM GLOBAL FINANCIAL SERVICES
  FUND CLASS A SHARES                   10.26%*

MSCI AC WORLD FREE INDEX                 4.27%

Performance of the fund's Class A, B and C shares will differ due to different sales charge structures and class expenses.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

including sales charges


CLASS A SHARES
 Inception (5/31/94)      9.63%
  5 Years                 5.88
  1 Year                -11.95

CLASS B SHARES
 Inception (5/31/94)      9.74%
  5 Years                 6.08
  1 year                -12.61

CLASS C SHARES
 Inception (3/1/99)       3.58%
  1 Year                 -8.94

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) as of 9/30/02, the most recent calendar quarter-end, which were: Class A shares, inception (5/31/94), 8.83%; five years, 3.14%; one year, -18.06%.
Class B shares, inception (5/31/94), 8.95%; five years, 3.30%; one year, -18.64%. Class C shares, inception (3/1/99), 1.72%; one year, -15.21%.

DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

                             EDUCATION AND PLANNING

OLD BUT GOOD ADVICE--THINK LONG TERM AND STAY DIVERSIFIED

There have been a lot of bumps in the investing road since the stock market peaked in 2000, and you may have been tempted to simply stay out of the markets. Or you may have jumped around in the market, looking for hot funds. Both are bad ideas. Stay invested and diversify.

MARKETS HAVE DELIVERED

Of the 10 calendar years ended December 31, 2001, only two were negative for the S&P 500 (and they were the first back-to-back negative years since the 1970s).

    In fact, for the five years ended December 31--a period that includes a two-year bear market, the worst one in a generation--the S&P 500 produced double-digit average annual total returns. (Of course, past performance cannot guarantee comparable future results.)

    Long-term (1900 through 2001) the performance of the U.S. stock market is excellent: 69 years with positive performance vs. 33 with negative performance. In addition, when the market rises, it tends to rise more than it falls during negative years. The average return for the market's 33 down years was -13.18%. But for the 69 up years, its average return was 22.46%.*

IT'S TIME, NOT TIMING

Research shows that pulling out of the stock market even for a short period and missing a few of its best days is likely to have a negative effect on your long-term returns. Even when markets have been as volatile as they have been the past few years, you were better off staying the course than trying to guess when to get out and get back in.

DIVERSIFICATION MATTERS

Markets and sectors have always gone in and out of favor, and they always will. Diversification is still the key to a strong portfolio in any market. The table of year-by- year results below shows bonds as the best choice over the past two years. That doesn't mean junk everything else and invest in bonds. It means stay diversified. When domestic and foreign stocks rebound, be certain you're invested in them.

DON'T TRAVEL ALONE

You are bound to meet more obstacles and detours before you reach your investment destination. The road will feel a lot smoother if you travel with a financial advisor, someone who knows your goals, how much risk you can take and what investments will suit you best.

* Markets are represented by the Dow Jones Industrial Average from 1900 through 1927 and by the S&P 500 from 1928 through 2001.

PAST PERFORMANCE CANNOT GUARANTEE COMPARABLE FUTURE RESULTS. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM HISTORICAL PERFORMANCE.

Results are based on total returns and include reinvestment of dividends. An investment cannot be made directly in an index. International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

================================================================================

THE LONG AND SHORT OF INVESTING

THE PENALTY FOR MISSING THE MARKET


S&P 500 9/30/92-9/30/02

PERIOD                          AVERAGE ANNUAL             GROWTH
OF INVESTMENT                    TOTAL RETURN            OF $10,000
Staying the Course                   9.00%                 $23,674
Miss the 10 Best Days                4.05                   14,868
Miss the 20 Best Days               -0.40                   10,406
Miss the 30 Best Days               -2.56                    7,712
Miss the 40 Best Days               -5.09                    5,933
Miss the 60 Best Days               -9.42                    3,718

Sources: FactSet Research Systems, Lipper, Inc.

================================================================================

YEAR BY YEAR RESULTS

Average total returns for three asset classes

                                 FOREIGN STOCKS                U.S. BONDS
            U.S. STOCKS      (MSCI EAFE--Registered        (LEHMAN AGGREGATE
YEAR         (S&P 500)         Trademark-- INDEX)              BOND INDEX)
1997           33.35%                 1.78%                        9.65%
1998           28.60                 20.00                         8.69
1999           21.03                 26.96                        -0.82
2000           -9.10                -14.17                        11.63
2001          -11.88                -21.44                         8.44

The unmanaged Dow Jones Industrial Average (the Dow) is a price-weighted average of 30 actively traded blue chip stocks. The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock-market performance. The unmanaged MSCI Europe, Australasia and the Far East Index (the EAFE--Registered Trademark--) is a group of foreign securities tracked by Morgan Stanley Capital International. The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a well-known global investment bank.

================================================================================

FINANCIALS

Schedule of Investments

October 31, 2002


                                                               MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-72.36%

Banks-23.38%

Bank of America Corp.                           137,000     $  9,562,600
------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                 91,000        2,366,000
------------------------------------------------------------------------
Charter One Financial, Inc.                      87,150        2,638,902
------------------------------------------------------------------------
Comerica Inc.                                   102,000        4,453,320
------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                      148,000        5,125,240
------------------------------------------------------------------------
FleetBoston Financial Corp.                     218,900        5,120,071
------------------------------------------------------------------------
M&T Bank Corp.                                   15,000        1,228,800
------------------------------------------------------------------------
Mellon Financial Corp.                          125,003        3,536,335
------------------------------------------------------------------------
Northern Trust Corp.                             58,000        2,019,560
------------------------------------------------------------------------
Synovus Financial Corp.                         141,000        2,889,090
------------------------------------------------------------------------
U.S. Bancorp.                                    70,000        1,476,300
------------------------------------------------------------------------
Wachovia Corp.                                   71,500        2,487,485
------------------------------------------------------------------------
Wells Fargo & Co.                               112,500        5,677,875
------------------------------------------------------------------------
Zions Bancorp.                                  107,500        4,322,575
========================================================================
                                                              52,904,153
========================================================================

Consumer Finance-2.63%

Countrywide Financial Corp.                      28,000        1,408,680
------------------------------------------------------------------------
MBNA Corp.                                      223,500        4,539,285
========================================================================
                                                               5,947,965
========================================================================

Data Processing Services-1.68%

DST Systems, Inc.(a)                            124,000        3,813,000
========================================================================

Diversified Financial Services-28.38%

Alliance Capital Management Holding L.P.         63,000        1,833,930
------------------------------------------------------------------------
American Express Co.                            109,500        3,982,515
------------------------------------------------------------------------
CIT Group Inc.                                   61,000        1,086,410
------------------------------------------------------------------------
Citigroup Inc.                                  219,501        8,110,562
------------------------------------------------------------------------
Eaton Vance Corp.                                82,000        2,354,220
------------------------------------------------------------------------
Fannie Mae                                       33,500        2,239,810
------------------------------------------------------------------------
Federated Investors, Inc.-Class B               110,000        2,948,000
------------------------------------------------------------------------
Freddie Mac                                      61,000        3,756,380
------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                  81,300        5,821,080
------------------------------------------------------------------------
Investors Financial Services Corp.               79,600        2,441,332
------------------------------------------------------------------------
Legg Mason, Inc.                                151,500        7,038,690
------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                   148,200        7,894,614
------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                       165,300        6,273,135
------------------------------------------------------------------------
Morgan Stanley                                   52,700        2,051,084
------------------------------------------------------------------------
Principal Financial Group, Inc.                 121,000        3,394,050
------------------------------------------------------------------------
State Street Corp.                               72,000        2,978,640
========================================================================
                                                              64,204,452
========================================================================

                                                               MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------

Insurance Brokers-0.86%

Marsh & McLennan Cos., Inc.                      41,600     $  1,943,136
========================================================================

IT Consulting & Services-1.08%

SunGard Data Systems Inc.(a)                    110,000        2,438,700
========================================================================

Life & Health Insurance-3.84%

Nationwide Financial Services, Inc.-Class A     156,200        4,326,740
------------------------------------------------------------------------
Prudential Financial, Inc.(a)                    38,800        1,132,960
------------------------------------------------------------------------
StanCorp Financial Group, Inc.                   60,000        3,240,000
========================================================================
                                                               8,699,700
========================================================================

Multi-Line Insurance-4.39%

American International Group, Inc.              104,450        6,533,347
------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)    86,300        3,408,850
========================================================================
                                                               9,942,197
========================================================================

Property & Casualty Insurance-6.12%

Allstate Corp. (The)                             43,000        1,710,540
------------------------------------------------------------------------
Ambac Financial Group, Inc.                      33,000        2,039,400
------------------------------------------------------------------------
MGIC Investment Corp.                            39,000        1,636,440
------------------------------------------------------------------------
PMI Group, Inc. (The)                            82,000        2,443,600
------------------------------------------------------------------------
Radian Group Inc.                                82,000        2,892,140
------------------------------------------------------------------------
St. Paul Cos., Inc. (The)                        58,000        1,902,400
------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class B(a)     90,000        1,216,800
========================================================================
                                                              13,841,320
========================================================================
    Total Domestic Common Stocks (Cost
      $175,248,160)                                          163,734,623
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-23.10%

Australia-0.88%

St. George Bank Ltd. (Banks)                    202,000        1,992,015
========================================================================

Bermuda-2.07%

Everest Re Group, Ltd. (Reinsurance)             80,700        4,682,214
========================================================================

Cayman Islands-1.58%

ACE Ltd. (Property & Casualty Insurance)        116,000        3,567,000
========================================================================

Canada-1.49%

Bank of Nova Scotia (Banks)                      25,000          736,153
------------------------------------------------------------------------
Royal Bank of Canada (Banks)                     46,500        1,623,814
------------------------------------------------------------------------
Sun Life Financial Services of Canada Inc.
  (Life & Health Insurance)                      60,400        1,014,872
========================================================================
                                                               3,374,839
========================================================================

France-1.77%

BNP Paribas S.A. (Banks)                         60,200        2,398,931
------------------------------------------------------------------------


                                                               MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------
France-(Continued)

Credit Agricole S.A. (Banks)                     98,650     $  1,613,075
========================================================================
                                                               4,012,006
========================================================================

Germany-0.32%

Muenchener Rueckversicherungs-Gesellschaft
  A.G. (Reinsurance)                              5,680          725,584
========================================================================

Hong Kong-1.41%

Dah Sing Financial Group (Banks)                686,000        3,184,009
========================================================================

Ireland-3.91%

Anglo Irish Bank Corp. PLC (Banks)              858,800        5,737,772
------------------------------------------------------------------------
Bank of Ireland (Banks)                         281,200        3,117,316
========================================================================
                                                               8,855,088
========================================================================

Italy-2.47%

Banco Popolare di Verona e Novara Scrl
  (Banks)                                       253,000        3,030,075
------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Banks)              681,800        2,564,413
========================================================================
                                                               5,594,488
========================================================================

Japan-0.32%

Nomura Holdings Inc. (Diversified Financial
  Services)                                      62,000          713,749
========================================================================

Mexico-0.83%

Grupo Financiero BBVA Bancomer, S.A. de C.V.-
  Class B (Banks)(a)                          2,392,900        1,876,968
========================================================================

Netherlands-0.74%

Van der Moolen Holding N.V. (Diversified
  Financial Services)                            75,000        1,673,999
========================================================================

                                                               MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------

South Korea-0.68%

Kookmin Bank-ADR (Banks)                         47,300     $  1,530,155
========================================================================

Spain-1.70%

Banco Popular Espanol S.A. (Banks)               90,100        3,856,186
========================================================================

Sweden-0.49%

Skandinaviska Enskilda Banken AB-Class A
  (Banks)(a)                                    127,000        1,103,455
========================================================================

United Kingdom-2.44%

Man Group PLC (Diversified Financial
  Services)                                      96,300        1,434,846
------------------------------------------------------------------------
Northern Rock PLC (Banks)                       108,100        1,142,014
------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)        125,100        2,944,742
========================================================================
                                                               5,521,602
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $50,267,220)                            52,263,357
========================================================================

MONEY MARKET FUNDS-3.87%

STIC Liquid Assets Portfolio(b)                4,376,765       4,376,765
------------------------------------------------------------------------
STIC Prime Portfolio(b)                        4,376,765       4,376,765
========================================================================
    Total Money Market Funds (Cost
      $8,753,530)                                              8,753,530
========================================================================
TOTAL INVESTMENTS-99.33% (Cost $234,268,910)                 224,751,510
========================================================================
OTHER ASSETS LESS LIABILITIES-0.67%                            1,517,132
========================================================================
NET ASSETS-100.00%                                          $226,268,642
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

Statement of Assets and Liabilities

October 31, 2002

ASSETS:

Investments, at market value (cost
  $234,268,910)*                                 $224,751,510
-------------------------------------------------------------
Foreign currencies, at value (cost $323,133)          324,957
-------------------------------------------------------------
Receivables for:
  Investments sold                                  3,751,853
-------------------------------------------------------------
  Fund shares sold                                    236,477
-------------------------------------------------------------
  Dividends                                           173,494
-------------------------------------------------------------
Investment for deferred compensation plan               2,855
-------------------------------------------------------------
Collateral for securities loaned                   19,774,354
-------------------------------------------------------------
Other assets                                           22,933
=============================================================
    Total assets                                  249,038,433
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             1,895,773
-------------------------------------------------------------
  Fund shares reacquired                              707,633
-------------------------------------------------------------
  Deferred compensation plan                            2,855
-------------------------------------------------------------
  Collateral upon return of securities loaned      19,774,354
-------------------------------------------------------------
Accrued distribution fees                             212,806
-------------------------------------------------------------
Accrued trustees' fees                                    665
-------------------------------------------------------------
Accrued transfer agent fees                            86,716
-------------------------------------------------------------
Accrued operating expenses                             88,989
=============================================================
    Total liabilities                              22,769,791
=============================================================
Net assets applicable to shares outstanding      $226,268,642
_____________________________________________________________
=============================================================

NET ASSETS:

Class A                                          $108,191,449
_____________________________________________________________
=============================================================
Class B                                          $ 90,838,169
_____________________________________________________________
=============================================================
Class C                                          $ 27,239,024
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                             5,736,947
_____________________________________________________________
=============================================================
Class B                                             5,010,164
_____________________________________________________________
=============================================================
Class C                                             1,502,434
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                      $      18.86
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $18.86 divided by
      95.25%)                                    $      19.80
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
    share                                        $      18.13
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
    share                                        $      18.13
_____________________________________________________________
=============================================================


* At October 31, 2002, securities with an aggregate market value of $19,118,335 were on loan to brokers.

Statement of Operations

For the year ended October 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $122,904)                                      $  4,387,225
-------------------------------------------------------------
Dividends from affiliated money market funds          293,858
-------------------------------------------------------------
Interest                                                  540
-------------------------------------------------------------
Security lending income                                59,671
=============================================================
    Total investment income                         4,741,294
=============================================================

EXPENSES:

Advisory fees                                       2,792,762
-------------------------------------------------------------
Administrative services fees                           77,287
-------------------------------------------------------------
Custodian fees                                         72,841
-------------------------------------------------------------
Distribution fees -- Class A                          668,896
-------------------------------------------------------------
Distribution fees -- Class B                        1,181,058
-------------------------------------------------------------
Distribution fees -- Class C                          345,522
-------------------------------------------------------------
Transfer agent fees                                   973,918
-------------------------------------------------------------
Trustees' fees                                         10,504
-------------------------------------------------------------
Other                                                 271,701
=============================================================
    Total expenses                                  6,394,489
=============================================================
Less: Fees waived                                      (3,254)
-------------------------------------------------------------
    Expenses paid indirectly                           (4,705)
=============================================================
    Net expenses                                    6,386,530
=============================================================
Net investment income (loss)                       (1,645,236)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (16,876,997)
-------------------------------------------------------------
  Foreign currencies                                   19,594
-------------------------------------------------------------
  Option contracts written                            950,411
=============================================================
                                                  (15,906,992)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            (3,665,896)
-------------------------------------------------------------
  Foreign currencies                                    1,680
=============================================================
                                                   (3,664,216)
=============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts         (19,571,208)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                      $(21,216,444)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

Statement of Changes in Net Assets

For the years ended October 31, 2002 and 2001

                                                                  2002            2001
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (1,645,236)   $ (1,479,394)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                    (15,906,992)       (702,041)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (3,664,216)    (55,478,909)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (21,216,444)    (57,660,344)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --      (1,093,601)
------------------------------------------------------------------------------------------
  Class B                                                               --      (1,042,912)
------------------------------------------------------------------------------------------
  Class C                                                               --        (251,528)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (9,235,195)     58,836,610
------------------------------------------------------------------------------------------
  Class B                                                      (15,032,506)     48,052,092
------------------------------------------------------------------------------------------
  Class C                                                       (2,205,504)     18,437,773
==========================================================================================
    Net increase (decrease) in net assets                      (47,689,649)     65,278,090
==========================================================================================

NET ASSETS:

  Beginning of year                                            273,958,291     208,680,201
==========================================================================================
  End of year                                                 $226,268,642    $273,958,291
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $252,308,562    $280,430,611
------------------------------------------------------------------------------------------
  Undistributed net investment income                              137,610          87,996
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts        (16,661,676)       (708,678)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                           (9,515,854)     (5,851,638)
==========================================================================================
                                                              $226,268,642    $273,958,291
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Financial Services Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2002, AIM waived fees of $3,254.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2002, AIM was paid $77,287 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2002, AFS retained $540,705 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the master distribution agreements, for the year ended October 31, 2002, the Class A, Class B and Class C shares paid $668,896, $1,181,058 and $345,522, respectively.

  AIM Distributors retained commissions of $76,053 from sales of the Class A shares of the Fund during the year ended October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2002, AIM Distributors retained $6,413, $621 and $9,102 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended October 31, 2002, the Fund paid legal fees of $4,141 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $4,442 and reductions in custodian fees of $263 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $4,705.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At October 31, 2002, securities with an aggregate value of $19,118,335 were on loan to brokers. The loans were secured by cash collateral of $19,774,354 received by the Fund and invested in affiliated money market funds as follows:
$9,887,177 in STIC Liquid Assets Portfolio and $9,887,177 in STIC Prime Portfolio. For the year ended October 31, 2002, the Fund received fees of $59,671 for securities lending.
NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the year ended October 31, 2002 are summarized as follows:

                                      CALL OPTION CONTRACTS
                                     -----------------------
                                     NUMBER OF     PREMIUMS
                                     CONTRACTS     RECEIVED
------------------------------------------------------------
Beginning of year                          --     $       --
------------------------------------------------------------
Written                                10,527      1,306,996
------------------------------------------------------------
Closed                                 (7,470)      (956,513)
------------------------------------------------------------
Exercised                                (556)       (84,220)
------------------------------------------------------------
Expired                                (2,501)      (266,263)
============================================================
End of year                                --     $       --
____________________________________________________________
============================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2002 and 2001 were as follows:

                                         2002        2001
------------------------------------------------------------
Distributions paid from long-term
  capital gains                          $ --     $2,388,041
____________________________________________________________
============================================================


Tax Components of Beneficial Interest:

As of October 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation -- investments           $ (9,583,365)
-------------------------------------------------------------
Temporary book/tax differences                         (4,734)
-------------------------------------------------------------
Capital loss carryforward                         (16,451,821)
-------------------------------------------------------------
Shares of beneficial interest                     252,308,562
=============================================================
                                                 $226,268,642
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains, losses and income on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the tax recognition of partnership income. Amount includes appreciation on foreign currencies of $1,546.

  The temporary book/tax differences are primarily a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
October 31, 2009                               $   259,675
-----------------------------------------------------------
October 31, 2010                                16,192,146
===========================================================
                                               $16,451,821
___________________________________________________________
===========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2002 was $137,661,362 and $159,332,982, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                     $ 14,557,279
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (24,142,190)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                          $ (9,584,911)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $234,336,421.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions, net operating loss reclassifications, partnership income, and other items, on October 31, 2002, undistributed net investment income was increased by $1,694,850, undistributed net realized gains decreased by $46,006 and shares of beneficial interest decreased by $1,648,844. This reclassification had no effect on the net assets of the Fund.


NOTE 11--SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2002 and 2001 were as follows:

                                                                         2002                          2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,922,009*    $62,717,219*    5,052,621    $119,437,397
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,253,533      26,379,817     3,478,790      79,898,444
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        727,708      14,583,074     1,195,608      27,610,451
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --        43,536       1,037,039
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --        42,175         974,682
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --        10,376         239,794
======================================================================================================================
Reacquired:
  Class A                                                     (3,401,742)    (71,952,414)   (2,718,336)    (61,637,826)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,070,585)*   (41,412,323)*  (1,519,609)    (32,821,034)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (863,759)    (16,788,578)     (435,228)     (9,412,472)
======================================================================================================================
                                                              (1,432,836)   $(26,473,205)    5,149,933    $125,326,475
______________________________________________________________________________________________________________________
======================================================================================================================


* Includes automatic conversion of 355,226 shares of Class B shares in the amount of $7,336,625 to 339,373 shares of Class A shares in the amount of $7,336,625.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                          CLASS A
                                                           ----------------------------------------------------------------------

                                                                                   YEAR ENDED OCTOBER 31,
                                                           ----------------------------------------------------------------------
                                                             2002             2001           2000           1999           1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  20.40         $  24.85        $ 23.23        $ 17.05        $ 17.22
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.07)(a)        (0.06)(a)      (0.07)(a)      (0.02)(a)       0.07(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               (1.47)           (4.13)          5.87           6.25           0.37
=================================================================================================================================
    Total from investment operations                          (1.54)           (4.19)          5.80           6.23           0.44
=================================================================================================================================
Less distributions:
  Dividends from net investment income                           --               --          (0.25)         (0.02)         (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          --            (0.26)         (3.93)         (0.03)         (0.60)
=================================================================================================================================
    Total distributions                                          --            (0.26)         (4.18)         (0.05)         (0.61)
=================================================================================================================================
Net asset value, end of period                             $  18.86         $  20.40        $ 24.85        $ 23.23        $ 17.05
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                               (7.55)%         (17.03)%        30.06%         36.62%          2.53%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $108,191         $126,816        $95,393        $30,987        $28,433
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                             1.97%(c)         1.85%          2.00%          1.99%          1.97%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                          1.97%(c)         1.85%          2.00%          2.12%          1.99%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                      (0.31)%(c)       (0.26)%        (0.33)%        (0.08)%         0.37%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                          51%              53%            41%           107%           111%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include sales charges.
(c)  Ratios are based on average daily net assets of $133,779,148.


                                                                                            CLASS B
                                                                ----------------------------------------------------------------

                                                                                     YEAR ENDED OCTOBER 31,
                                                                ----------------------------------------------------------------
                                                                 2002           2001          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 19.71       $  24.14       $ 22.67       $ 16.71       $ 16.97
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.17)(a)      (0.17)(a)     (0.18)(a)     (0.12)(a)     (0.02)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.41)         (4.00)         5.72          6.11          0.37
================================================================================================================================
    Total from investment operations                              (1.58)         (4.17)         5.54          5.99          0.35
================================================================================================================================
Less distributions:
  Dividends from net investment income                               --             --         (0.14)           --         (0.01)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --          (0.26)        (3.93)        (0.03)        (0.60)
================================================================================================================================
    Total distributions                                              --          (0.26)        (4.07)        (0.03)        (0.61)
================================================================================================================================
Net asset value, end of period                                  $ 18.13       $  19.71       $ 24.14       $ 22.67       $ 16.71
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                   (8.02)%       (17.45)%       29.40%        35.91%         2.08%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $90,838       $114,852       $92,343       $49,619       $48,785
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.47%(c)       2.35%         2.50%         2.49%         2.47%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.47%(c)       2.35%         2.50%         2.62%         2.49%
================================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.81)%(c)     (0.76)%       (0.83)%       (0.58)%       (0.13)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                              51%            53%           41%          107%          111%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $118,105,820.


                                                                                          CLASS C
                                                                -----------------------------------------------------------
                                                                                                              MARCH 1, 1999
                                                                                                              (DATE SALES
                                                                        YEAR ENDED OCTOBER 31,                COMMENCED) TO
                                                                --------------------------------------        OCTOBER 31,
                                                                 2002            2001           2000             1999
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 19.71         $ 24.14        $ 22.67           $ 19.58
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.17)(a)       (0.17)(a)      (0.18)(a)         (0.08)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.41)          (4.00)          5.72              3.17
===========================================================================================================================
    Total from investment operations                              (1.58)          (4.17)          5.54              3.09
===========================================================================================================================
Less distributions:
  Dividends from net investment income                               --              --          (0.14)               --
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --           (0.26)         (3.93)               --
===========================================================================================================================
    Total distributions                                              --           (0.26)         (4.07)               --
===========================================================================================================================
Net asset value, end of period                                  $ 18.13         $ 19.71        $ 24.14           $ 22.67
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                   (8.02)%        (17.45)%        29.40%            15.78%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $27,239         $32,290        $20,944           $   605
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.47%(c)        2.35%          2.50%             2.49%(d)
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.47%(c)        2.35%          2.50%             2.62%(d)
===========================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.81)%(c)      (0.76)%        (0.83)%           (0.58)%(d)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                              51%             53%            41%              107%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $34,552,185.
(d)  Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Global Financial Services Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Financial Services Fund (one of the funds constituting AIM Investment Funds; hereafter referred to as the "Fund") at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

December 12, 2002
Houston, Texas

OTHER INFORMATION

Trustees and Officers

As of December 31, 2001

The address of each trustee and officer of AIM Investment Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and            Trustee and/       Principal Occupation(s)                   Other Directorship(s)
Position(s) Held with the Trust    or Officer Since   During Past 5 Years                       Held by Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Interested Persons
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham* -- 1946       1998               Chairman, President and Chief Executive   None
   Trustee, Chairman and                              Officer, A I M Management Group Inc.
   President                                          (financial services holding company);
                                                      Chairman and President, A I M Advisors,
                                                      Inc. (registered investment advisor);
                                                      Director and Senior Vice President,
                                                      A I M Capital Management, Inc.
                                                      (registered investment advisor);
                                                      Chairman, A I M Distributors, Inc.
                                                      (registered broker dealer), A I M Fund
                                                      Services, Inc. (registered transfer
                                                      agent), and Fund Management Company
                                                      (registered broker dealer); and
                                                      Director and Vice Chairman, AMVESCAP
                                                      PLC (parent of AIM and a global
                                                      investment management firm)
-------------------------------------------------------------------------------------------------------------------------------

   Independent Trustees
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         1987               Of Counsel, law firm of Baker &           Badgley Funds, Inc. (registered
   Trustee                                            McKenzie                                  investment company)
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       2001               Chairman, Crockett Technology             ACE Limited (insurance
   Trustee                                            Associates (technology consulting         company); and Captaris, Inc.
                                                      company)                                  (unified messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2001               Chairman, Cortland Trust, Inc.            None
   Trustee                                            (registered investment company) and DHJ
                                                      Media, Inc.; Director, Magellan
                                                      Insurance Company; Member of Advisor
                                                      Board of Rotary Power International
                                                      (designer, manufacturer, and seller of
                                                      rotary power engines); formerly,
                                                      Director, President and CEO, Volvo
                                                      Group North America, Inc.; and director
                                                      of various affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     2001               Formerly, Chairman, Mercantile Mortgage   None
   Trustee                                            Corp.; Vice Chairman, President and
                                                      Chief Operating Officer,
                                                      Mercantile-Safe Deposit & Trust Co.;
                                                      and President, Mercantile Bankshares
                                                      Corp.
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2001               Chief Executive Officer, Twenty First     Administaff
   Trustee                                            Century Group, Inc. (government affairs
                                                      company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2001               Partner, law firm of Kramer Levin         Cortland Trust, Inc.
   Trustee                                            Naftalis and Frankel LLP                  (registered investment company)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2001               Formerly, Chief Executive Officer, YWCA   None
   Trustee                                            of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2001               Partner, law firm of Pennock & Cooper     None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         1987               Retired                                   None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939          2001               Executive Vice President, Development     None
   Trustee                                            and Operations, Hines Interests Limited
                                                      Partnership (real estate development
                                                      company)
-------------------------------------------------------------------------------------------------------------------------------

* Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of December 31, 2001


The address of each trustee and officer of AIM Investment Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and            Trustee and/       Principal Occupation(s)                   Other Directorship(s)
Position(s) Held with the Trust    or Officer Since   During Past 5 Years                       Held by Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Other Officers
-------------------------------------------------------------------------------------------------------------------------------

   Gary T. Crum -- 1947            1998               Director and President, A I M Capital     N/A
   Vice President                                     Management, Inc.; Director and
                                                      Executive Vice President, A I M
                                                      Management Group Inc.; Director and
                                                      Senior Vice President, A I M Advisors,
                                                      Inc.; and Director, A I M Distributors,
                                                      Inc. and AMVESCAP PLC (parent of AIM
                                                      and a global investment management
                                                      firm)
-------------------------------------------------------------------------------------------------------------------------------

   Carol F. Relihan -- 1954        1998               Director, Senior Vice President,          N/A
   Senior Vice President and                          General Counsel and Secretary, A I M
   Secretary                                          Advisors, Inc. and A I M Management
                                                      Group Inc.; Director, Vice President
                                                      and General Counsel, Fund Management
                                                      Company; and Vice President, A I M Fund
                                                      Services, Inc., A I M Capital
                                                      Management, Inc. and A I M
                                                      Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943         1998               Vice President and Chief Compliance       N/A
   Vice President                                     Officer, A I M Advisors, Inc. and A I M
                                                      Capital Management, Inc.; and Vice
                                                      President, A I M Fund Services, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959          1998               Vice President and Fund Treasurer,        N/A
   Vice President and Treasurer                       A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND        INVESTMENT ADVISOR        DISTRIBUTOR                AUDITORS
11 Greenway Plaza         A I M Advisors, Inc.      A I M Distributors, Inc.   PricewaterhouseCoopers LLP
Suite 100                 11 Greenway Plaza         11 Greenway Plaza          1201 Louisiana Street
Houston, TX 77046         Suite 100                 Suite 100                  Suite 2900
                          Houston, TX 77046         Houston, TX 77046          Houston, TX 77002

COUNSEL TO THE FUND       COUNSEL TO THE TRUSTEES   TRANSFER AGENT             CUSTODIAN
Ballard Spahr             Kramer, Levin, Naftalis   A I M Fund Services, Inc.  State Street Bank and
Andrews & Ingersoll, LLP  & Frankel LLP             P.O. Box 4739              Trust Company
1735 Market Street        919 Third Avenue          Houston, TX 77210-4739     225 Franklin Street
Philadelphia, PA 19103    New York, NY 10022                                   Boston, MA 02110

THE AIM FAMILY OF FUNDS--Registered Trademark--

================================================================================

                                  [COVER IMAGE]

                                 MORE AGGRESSIVE

                                  SECTOR EQUITY

                           INTERNATIONAL/GLOBAL EQUITY

                                 DOMESTIC EQUITY

                                  FIXED INCOME

                                MORE CONSERVATIVE

================================================================================

====================================================================================================================================

                                                                                                     FIXED INCOME

         DOMESTIC EQUITY                       INTERNATIONAL/GLOBAL EQUITY                              TAXABLE

         MORE AGGRESSIVE                             MORE AGGRESSIVE                                MORE AGGRESSIVE

AIM Emerging Growth Fund                AIM Developing Markets Fund                     AIM High Yield Fund II
AIM Small Cap Growth Fund(1)            AIM European Small Company Fund                 AIM High Yield Fund
AIM Aggressive Growth Fund              AIM Asia Pacific Growth Fund(2)                 AIM Strategic Income Fund
AIM Opportunities I Fund(2,3)           AIM International Emerging Growth Fund          AIM Income Fund
AIM Mid Cap Growth Fund                 AIM Global Aggressive Growth Fund               AIM Global Income Fund
AIM Libra Fund                          AIM European Growth Fund(2)                     AIM Total Return Bond Fund
AIM Dent Demographic Trends Fund        AIM International Growth Fund(2)                AIM Intermediate Government Fund
AIM Opportunities II Fund(2,3)          AIM Global Growth Fund                          AIM Short Term Bond Fund
AIM Constellation Fund                  AIM Worldwide Spectrum Fund                     AIM Floating Rate Fund
AIM Large Cap Growth Fund               AIM Global Trends Fund                          AIM Limited Maturity Treasury Fund(4,5)
AIM Weingarten Fund                     AIM International Core Equity Fund(2)           AIM Money Market Fund
AIM Opportunities III Fund(2,3)
AIM Small Cap Equity Fund                           MORE CONSERVATIVE                              MORE CONSERVATIVE
AIM Capital Development Fund
AIM Mid Cap Core Equity Fund(2)                       SECTOR EQUITY                                     TAX-FREE
AIM Select Equity Fund
AIM Premier Equity II Fund(2)                        MORE AGGRESSIVE                                MORE AGGRESSIVE
AIM Premier Equity Fund(2)
AIM Blue Chip Fund                      AIM New Technology Fund                         AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund            AIM Global Science and Technology Fund(2)       AIM Municipal Bond Fund
AIM Large Cap Core Equity Fund          AIM Global Energy Fund                          AIM Tax-Free Intermediate Fund(4,5)
AIM Charter Fund                        AIM Global Financial Services Fund              AIM Tax-Exempt Cash Fund
AIM Basic Value Fund                    AIM Global Health Care Fund
AIM Large Cap Basic Value Fund          AIM Global Utilities Fund                                  MORE CONSERVATIVE
AIM Balanced Fund*                      AIM Real Estate Fund
AIM Basic Balanced Fund*                                                                            [AIM FUNDS LOGO]
                                                    MORE CONSERVATIVE                           --Registered Trademark--
        MORE CONSERVATIVE

*Domestic equity and income fund

====================================================================================================================================

Equity and fixed-income funds are shown from more aggressive to more conservative. When assessing the degree of risk, qualitative and quantitative factors considered included the funds' portfolio holdings, diversification permitted within the fund, the funds' standard deviations for three, five, 10, 15, 20 and 25 years, R-squared and beta analysis relative to the style-specific benchmarks, and the possibility of incorporating portfolio management tools such as leverage, derivatives and short selling. Fund rankings are relative to one another within The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For more information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (2) The following fund name changes became effective 7/1/02: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective Oct. 1, 2002, the fund reopened to new investors. (4) Class A shares closed to new investors on Oct. 30, 2002. (5) Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after Jan. 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end.

A I M Management Group Inc. has provided leadership in the mutual fund industry since 1976 and manages $117 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $323 billion in assets under management.

As of 9/30/02.

                 INVEST WITH DISCIPLINE--Registered Trademark--

A I M Distributors, Inc.                                                GFS-AR-1

                                                                    APPENDIX VII


               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                       AIM GLOBAL FINANCIAL SERVICES FUND

                                 (COVER IMAGE)

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                    YOUR GOALS. OUR SOLUTIONS.--Servicemark--


            AIM Global Financial Services Fund seeks long-term growth

          of capital by investing normally in the equity securities of domestic and foreign financial services companies.


                NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

            This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

TOP INDUSTRIES

As of April 30, 2003
--------------------------------------------------------------------------------
                                  (PIE CHART)

OTHER                                6.6%
CONSUMER FINANCE                     0.5%
IT CONSULTING SERVICES               1.1%
DATA PROCESSING SERVICES             1.3%
REINSURANCE                          2.0%
INSURANCE BROKERS                    2.8%
LIFE & HEALTH INSURANCE              2.9%
MULTI-LINE INSURANCE                 4.3%
PROPERTY & CASUALTY INSURANCE       10.0%
DIVERSIFIED FINANCIAL SERVICES      29.0%
BANKS                               39.5%

TOTAL NUMBER OF HOLDINGS*             66

TOTAL NET ASSETS          $208.3 BILLION

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03, including sales charges

CLASS A SHARES
 Inception (5/31/94)                    9.58%
  5 Years                               2.73
  1 Year                              -17.42

CLASS B SHARES
 Inception (5/31/94)                    9.69%
  5 Years                               2.88
  1 Year                              -18.07

CLASS C SHARES
 Inception (3/1/99)                     4.13%
  1 Year                              -14.63

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/03, the most recent calendar quarter-end, which were: Class A shares, inception (5/31/94), 8.41%; five years, 1.17%; one year, -27.67%.
Class B shares, inception (5/31/94), 8.52%; 5 years, 1.32%; one year, -28.19%.
Class C shares, inception (3/1/99), 1.64%; one year, -25.17%.

================================================================================

================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03,
excluding sales charges

CLASS A SHARES                              4.29%
CLASS B SHARES                              4.03
CLASS C SHARES                              4.03
MSCI ALL COUNTRY (AC) WORLD FREE INDEX      3.70
(Broad Market Index)
NYSE FINANCE INDEX                          4.85
(Style-specific Index)
LIPPER FINANCIAL SERVICES FUND INDEX        3.29
(Peer Group Index)

SOURCE: LIPPER, INC.

Past performance cannot guarantee comparable future results. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

================================================================================
TOP 10 EQUITY HOLDINGS*                           TOP 10 COUNTRIES*
--------------------------------------------------------------------------------
 1. Bank of America Corp.                  3.8%    1. United States       73.2%

 2. Merrill Lynch & Co., Inc.              3.3     2. Ireland              4.6

 3. Citigroup Inc.                         3.2     3. Bermuda              3.5

 4. Anglo Irish Bank Corp. PLC (Ireland)   3.1     4. United Kingdom       2.3

 5. Legg Mason, Inc.                       2.8     5. Italy                2.0

 6. Lehman Brothers Holdings Inc.          2.5     6. Spain                1.9

 7. Wells Fargo & Co.                      2.5     7. Australia            1.2

 8. Morgan Stanley                         2.3     8. Cayman Islands       1.2

 9. Cullen/Frost Bankers, Inc.             2.3     9. Mexico               1.0

10. American International Group, Inc.     2.2    10. Canada               1.0

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance the fund will continue to hold any particular security.
================================================================================


ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o AIM Global Financial Services Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales-charge structure and class expenses.

o The fund may participate in the initial public offering market in some market cycles. Because of the fund's small asset base, any investment in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o Had the advisor not waived fees and/or absorbed fund expenses, returns would have been lower.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information to be provided by non-U.S. companies.

o Investing in a single-sector mutual fund involves greater risk and potential return than investing in a more diversified fund.

o The funds investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment.

o In the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International, Inc. and Standard & Poor's.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged MSCI All Country (AC) World Free Index tracks the performance of approximately 50 developed and emerging countries covered by Morgan Stanley Capital International. The "free" index represents actual buyable opportunities for global purchases.

o The unmanaged Lipper Financial Services Fund Index represents an average of the 10 largest financial-services funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The NYSE Finance Index is a capitalization-weighted index of financial stocks designed to measure the performance of the financial sector of the New York Stock Exchange.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT AIMINVESTMENTS.COM.

TO OUR SHAREHOLDERS


                    DEAR SHAREHOLDER:

[PHOTO OF           This is the report on AIM Global Financial Services Fund for
ROBERT H.           the six months ended April 30, 2003. You will note that we
GRAHAM]             have adopted a more concise format for our semiannual
                    reports. Important information such as top holdings and performance as of the close of the reporting period appear on the opposite page. This letter will provide an overview of the markets and your fund during the six months covered by this report. As always, timely information about your fund and the markets in general is available at our Web site, aiminvestments.com.

                    MARKET CONDITIONS

                    In U.S. markets, positive performance during March and April 2003 enabled major stock market indexes to post gains for the reporting period. For example, the unmanaged Standard &
Poor's Composite Index of 500 Stocks (the S&P 500), an index of common stocks frequently used as a general measure of U.S. stock market performance, returned 4.47% for the six months ended April 30, 2003.

   Year to date as of April 30, consumer discretionary, information technology and financials were among the better-performing sectors of the S&P 500, while telecommunications services was the worst.

   Generally, mid- and small-cap stocks outperformed large-cap stocks, and the value investment style outperformed the growth investment style during the six-month reporting period.

   International markets, as measured by the unmanaged MSCI Europe, Australasia and the Far East Index (the EAFE--Registered Trademark--), a group of foreign securities tracked by Morgan Stanley Capital International, produced negative returns for the first quarter of 2003. International markets, however, rallied in April. This rally helped push international market returns into positive territory for the six-month reporting period.

   European markets rallied toward the close of the reporting period, with the MSCI (Morgan Stanley Capital International) Europe Index, often considered representative of the European equity market, gaining 13.49% in April. In European monetary affairs, the European Central Bank (ECB) cut its benchmark interest rate 25 basis points to 2.50% in March. It remained at that level as the reporting period closed.

   As widely discussed, in Asia, the epidemic of severe acute respiratory syndrome (SARS) dealt a blow to local economies. However, the MSCI All Country
(AC) Asia Pacific Free ex-Japan Index, a group of developed and emerging Asian and Asia-Pacific markets (except Japan) covered by Morgan Stanley Capital International, rallied in April and was positive for the six-month reporting period.

   On the currency front, the U.S. dollar was weak compared to many foreign currencies. In particular, the euro showed strength as it appreciated nearly 13% against the dollar during the reporting period. Other notable currencies that gained ground on the dollar included the Australian dollar, Swiss franc, British pound and Canadian dollar.

YOUR FUND

At net asset value, AIM Global Financial Services Fund achieved positive results for all three share classes for the six months ended April 30, 2003.

   Fund managers Meggan M. Walsh, Clas G. Olsson and Barrett K Sides have positioned banks as the largest industry among the fund's holdings.

   During the reporting period, the fund has increased its presence in North America, Latin America, Asia and the South Pacific. Holdings in Europe were scaled back.

IN CLOSING

I thank you for your continued participation in AIM Global Financial Services Fund, and I look forward to reporting to you again in six months. If you have questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ Robert H. Graham
Robert H. Graham
Chairman
April 30, 2003

================================================================================

                         ON THE CURRENCY FRONT, THE U.S.

                           DOLLAR WAS WEAK COMPARED TO

                            MANY FOREIGN CURRENCIES.


                                ROBERT H. GRAHAM

================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)


                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-73.22%

BANKS-24.63%

Bank of America Corp.                              107,600   $  7,967,780
-------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                    76,300      2,018,135
-------------------------------------------------------------------------
Bank One Corp.                                      42,000      1,514,100
-------------------------------------------------------------------------
Charter One Financial, Inc.                         69,150      2,008,807
-------------------------------------------------------------------------
Comerica Inc.                                       61,200      2,662,812
-------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                         143,600      4,708,644
-------------------------------------------------------------------------
FleetBoston Financial Corp.                        124,200      3,293,784
-------------------------------------------------------------------------
KeyCorp                                            139,400      3,360,934
-------------------------------------------------------------------------
M&T Bank Corp.(a)                                   30,600      2,584,782
-------------------------------------------------------------------------
Mellon Financial Corp.                              44,403      1,174,459
-------------------------------------------------------------------------
Synovus Financial Corp.                            159,000      3,095,730
-------------------------------------------------------------------------
U.S. Bancorp                                       208,300      4,613,845
-------------------------------------------------------------------------
Wachovia Corp.                                      82,000      3,133,220
-------------------------------------------------------------------------
Wells Fargo & Co.                                  107,500      5,187,950
-------------------------------------------------------------------------
Zions Bancorp.                                      80,700      3,976,089
=========================================================================
                                                               51,301,071
=========================================================================

CONSUMER FINANCE-0.53%

MBNA Corp.                                          58,700      1,109,430
=========================================================================

DATA PROCESSING SERVICES-1.26%

DST Systems, Inc.(b)                                85,200      2,615,640
=========================================================================

DIVERSIFIED FINANCIAL SERVICES-28.37%

American Express Co.                               112,400      4,255,464
-------------------------------------------------------------------------
Charles Schwab Corp. (The)                         127,000      1,096,010
-------------------------------------------------------------------------
Citigroup Inc.                                     170,101      6,676,464
-------------------------------------------------------------------------
Fannie Mae                                          40,100      2,902,839
-------------------------------------------------------------------------
Federated Investors, Inc.-Class B                   53,500      1,460,015
-------------------------------------------------------------------------
Freddie Mac                                         65,200      3,775,080
-------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)(a)                  61,300      4,652,670
-------------------------------------------------------------------------
Investors Financial Services Corp.                  45,200        985,812
-------------------------------------------------------------------------
J.P. Morgan Chase & Co.                            130,800      3,838,980
-------------------------------------------------------------------------
Legg Mason, Inc.                                   108,200      5,875,260
-------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                       84,100      5,295,777
-------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          165,300      6,785,565
-------------------------------------------------------------------------
Morgan Stanley                                     105,700      4,730,075
-------------------------------------------------------------------------
Neuberger Berman Inc.                               37,000      1,135,900
-------------------------------------------------------------------------
Principal Financial Group, Inc.                    121,000      3,521,100
-------------------------------------------------------------------------
State Street Corp.                                  60,200      2,108,806
=========================================================================
                                                               59,095,817
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------


INSURANCE BROKERS-1.28%

Marsh & McLennan Cos., Inc.                         55,700   $  2,655,776
=========================================================================

IT CONSULTING & SERVICES-1.14%

SunGard Data Systems Inc.(b)                       110,000      2,365,000
=========================================================================

LIFE & HEALTH INSURANCE-2.91%

Nationwide Financial Services, Inc.-Class A         98,100      2,761,515
-------------------------------------------------------------------------
Prudential Financial, Inc.                          38,800      1,240,436
-------------------------------------------------------------------------
StanCorp Financial Group, Inc.                      38,500      2,067,450
=========================================================================
                                                                6,069,401
=========================================================================

MULTI-LINE INSURANCE-4.31%

American International Group, Inc.                  80,650      4,673,668
-------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)       69,200      2,820,592
-------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                        54,000      1,485,000
=========================================================================
                                                                8,979,260
=========================================================================

PROPERTY & CASUALTY INSURANCE-8.79%

Ambac Financial Group, Inc.                         56,600      3,302,610
-------------------------------------------------------------------------
Chubb Corp. (The)                                   30,000      1,586,700
-------------------------------------------------------------------------
MBIA Inc.                                           28,000      1,251,600
-------------------------------------------------------------------------
MGIC Investment Corp.                               54,000      2,454,840
-------------------------------------------------------------------------
PMI Group, Inc. (The)                               82,000      2,527,240
-------------------------------------------------------------------------
Radian Group Inc.                                   82,000      3,255,400
-------------------------------------------------------------------------
St. Paul Cos., Inc. (The)                           60,800      2,087,872
-------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class B          113,800      1,849,250
=========================================================================
                                                               18,315,512
=========================================================================
    Total Domestic Common Stocks (Cost
      $150,476,543)                                           152,506,907
=========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-20.24%

AUSTRALIA-1.20%

St. George Bank Ltd. (Banks)                       202,000      2,505,949
=========================================================================

BERMUDA-3.52%

Everest Re Group, Ltd. (Reinsurance)                61,000      4,248,650
-------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance
  Brokers)                                          98,500      3,072,215
=========================================================================
                                                                7,320,865
=========================================================================

CANADA-0.99%

Royal Bank of Canada (Banks)                        49,500      2,064,802
=========================================================================

CAYMAN ISLANDS-1.17%

ACE Ltd. (Property & Casualty Insurance)            73,900      2,444,612
=========================================================================

FRANCE-0.72%

BNP Paribas S.A. (Banks)                            31,800      1,495,468
=========================================================================


                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

HONG KONG-0.95%

Dah Sing Financial Group (Banks)                   434,000   $  1,981,062
=========================================================================

IRELAND-4.56%

Allied Irish Banks PLC (Banks)                      78,900      1,212,999
-------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC (Banks)                 858,800      6,471,912
-------------------------------------------------------------------------
Bank of Ireland (Banks)                            148,200      1,814,441
=========================================================================
                                                                9,499,352
=========================================================================

ITALY-1.96%

Banco Popolare di Verona e Novara Scrl
  (Banks)                                          146,310      1,990,881
-------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Banks)                 477,400      2,092,421
=========================================================================
                                                                4,083,302
=========================================================================

MEXICO-1.00%

Grupo Financiero BBVA Bancomer, S.A. de C.V.-
  Class B (Banks)(b)                             2,392,900      2,086,459
=========================================================================

SPAIN-1.92%

Banco Popular Espanol S.A. (Banks)                  82,400      4,002,190
=========================================================================

UNITED KINGDOM-2.25%

Man Group PLC (Diversified Financial
  Services)                                         81,700      1,378,967
-------------------------------------------------------------------------
Northern Rock PLC (Banks)                           56,950        651,902
-------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)           101,000      2,651,607
=========================================================================
                                                                4,682,476
=========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $32,391,176)                             42,166,537
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------


MONEY MARKET FUNDS-6.93%

STIC Liquid Assets Portfolio(c)                  7,217,621   $  7,217,621
-------------------------------------------------------------------------
STIC Prime Portfolio(c)                          7,217,621      7,217,621
=========================================================================
    Total Money Market Funds (Cost
      $14,435,242)                                             14,435,242
=========================================================================
TOTAL INVESTMENTS-100.39% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $197,302,961)                 209,108,686
=========================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS-4.03%

STIC Liquid Assets Portfolio(c)(d)               4,200,701      4,200,701
-------------------------------------------------------------------------
STIC Prime Portfolio(c)(d)                       4,200,701      4,200,701
=========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $8,401,402)                                         8,401,402
=========================================================================
TOTAL INVESTMENTS-104.42% (Cost $205,704,363)                 217,510,088
=========================================================================
OTHER ASSETS LESS LIABILITIES-(4.42%)                          (9,209,196)
=========================================================================
NET ASSETS-100.00%                                           $208,300,892
_________________________________________________________________________
=========================================================================

Notes to Schedule of Investments:

(a) A portion of this security is subject to call options written. See Note 1 section G and Note 7.
(b) Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $205,704,363)*                               $217,510,088
-----------------------------------------------------------
Foreign currencies, at value (cost $61,087)          61,451
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,902,503
-----------------------------------------------------------
  Fund shares sold                                  214,155
-----------------------------------------------------------
  Dividends                                         191,402
-----------------------------------------------------------
Investment for deferred compensation plan             5,119
-----------------------------------------------------------
Other assets                                         21,550
===========================================================
    Total assets                                219,906,268
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           2,167,811
-----------------------------------------------------------
  Fund shares reacquired                            569,849
-----------------------------------------------------------
  Options written (premiums received $43,216)        31,733
-----------------------------------------------------------
  Deferred compensation plan                          5,119
-----------------------------------------------------------
  Collateral upon return of securities loaned     8,401,402
-----------------------------------------------------------
Accrued distribution fees                           185,908
-----------------------------------------------------------
Accrued trustees' fees                                  719
-----------------------------------------------------------
Accrued transfer agent fees                         141,310
-----------------------------------------------------------
Accrued operating expenses                          101,525
===========================================================
    Total liabilities                            11,605,376
===========================================================
Net assets applicable to shares outstanding    $208,300,892
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $226,977,793
-----------------------------------------------------------
Undistributed net investment income (loss)         (168,454)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and option contracts                          (30,330,843)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                      11,822,396
===========================================================
                                               $208,300,892
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $100,200,654
___________________________________________________________
===========================================================
Class B                                        $ 83,105,760
___________________________________________________________
===========================================================
Class C                                        $ 24,994,478
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           5,094,314
___________________________________________________________
===========================================================
Class B                                           4,405,688
___________________________________________________________
===========================================================
Class C                                           1,325,107
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      19.67
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $19.67 divided by
      94.50%)                                  $      20.81
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      18.86
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      18.86
___________________________________________________________
===========================================================

* At April 30, 2003, securities with an aggregate market value of $8,293,483 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $40,488)         $  1,981,496
--------------------------------------------------------------------------
Dividends from affiliated money market funds                        69,018
--------------------------------------------------------------------------
Interest                                                               138
--------------------------------------------------------------------------
Security lending income                                             31,566
==========================================================================
    Total investment income                                      2,082,218
==========================================================================

EXPENSES:

Advisory fees                                                    1,029,178
--------------------------------------------------------------------------
Administrative services fees                                        24,795
--------------------------------------------------------------------------
Custodian fees                                                      27,718
--------------------------------------------------------------------------
Distribution fees -- Class A                                       253,488
--------------------------------------------------------------------------
Distribution fees -- Class B                                       422,367
--------------------------------------------------------------------------
Distribution fees -- Class C                                       126,224
--------------------------------------------------------------------------
Transfer agent fees                                                476,961
--------------------------------------------------------------------------
Trustees' fees                                                       4,886
--------------------------------------------------------------------------
Other                                                              107,626
==========================================================================
    Total expenses                                               2,473,243
==========================================================================
Less: Fees waived and expenses paid indirectly                     (84,961)
==========================================================================
    Net expenses                                                 2,388,282
==========================================================================
Net investment income (loss)                                      (306,064)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (14,161,647)
--------------------------------------------------------------------------
  Foreign currencies                                                28,328
--------------------------------------------------------------------------
  Option contracts written                                         464,152
==========================================================================
                                                               (13,669,167)
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                         21,323,126
--------------------------------------------------------------------------
  Foreign currencies                                                 3,641
--------------------------------------------------------------------------
  Option contracts written                                          11,483
==========================================================================
                                                                21,338,250
==========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                               7,669,083
==========================================================================
Net increase in net assets resulting from operations          $  7,363,019
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (306,064)   $ (1,645,236)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                    (13,669,167)    (15,906,992)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                   21,338,250      (3,664,216)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  7,363,019     (21,216,444)
==========================================================================================
Share transactions-net:
  Class A                                                      (11,574,963)     (9,235,195)
------------------------------------------------------------------------------------------
  Class B                                                      (10,637,219)    (15,032,506)
------------------------------------------------------------------------------------------
  Class C                                                       (3,118,587)     (2,205,504)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (25,330,769)    (26,473,205)
==========================================================================================
    Net increase (decrease) in net assets                      (17,967,750)    (47,689,649)
==========================================================================================

NET ASSETS:

  Beginning of period                                          226,268,642     273,958,291
==========================================================================================
  End of period                                               $208,300,892    $226,268,642
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Financial Services Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has voluntarily agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $83,361.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $24,795 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $248,855 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B and Class C shares paid $253,488, $422,367 and $126,224, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2003, AIM Distributors retained $11,047 in front-end sales commissions from the sale of Class A shares and $42, $710 and $1,926 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $1,435 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,556 and reductions in custodian fees of $44 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,600.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM, which were parties to the line of credit could borrow on a first come, first served basis. The funds, which were party to the line of credit, were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $8,293,483 were on loan to brokers. The loans were secured by cash collateral of $8,401,402 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2003 the Fund received fees of $31,566 for securities lending.

NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended April 30, 2003 are summarized as follows:

                                                              CALL OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
------------------------------------------------------------------------------------
Beginning of period                                                --      $      --
------------------------------------------------------------------------------------
Written                                                         7,239        769,151
------------------------------------------------------------------------------------
Closed                                                         (4,691)      (515,012)
------------------------------------------------------------------------------------
Exercised                                                      (1,490)      (113,776)
------------------------------------------------------------------------------------
Expired                                                          (770)       (97,147)
====================================================================================
End of period                                                     288      $  43,216
____________________________________________________________________________________
====================================================================================


  Open call option contracts written at April 30, 2003 were as follows:

                                                                                                       APRIL 30,
                                                                                                         2003        UNREALIZED
                                                            CONTRACT   STRIKE   NUMBER OF   PREMIUMS    MARKET      APPRECIATION
ISSUE                                                        MONTH     PRICE    CONTRACTS   RECEIVED     VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                    May-03     $75         81      $17,981     $18,023       $   (42)
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                    May-03      80         82        5,986       2,460         3,526
---------------------------------------------------------------------------------------------------------------------------------
M&T Bank Corp.                                               May-03      85        125       19,249      11,250         7,999
=================================================================================================================================
                                                                                   288      $43,216     $31,733       $11,483
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 8--TAX INFORMATION


The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

  The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD
----------------------------------------------------------------------------
October 31, 2009                                                $   259,675
----------------------------------------------------------------------------
October 31, 2010                                                 16,192,146
============================================================================
Total capital loss carryforward                                 $16,451,821
____________________________________________________________________________
============================================================================


NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $40,446,577 and $68,970,615, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of investment securities      $ 22,485,777
----------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (10,889,907)
============================================================================
Net unrealized appreciation of investment securities            $ 11,595,870
____________________________________________________________________________
============================================================================
Cost of investments for tax purposes is $205,914,218.

NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2003               OCTOBER 31, 2002
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        692,525    $ 12,933,828     2,582,636    $ 55,380,594
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        226,360       4,121,188     1,253,533      26,379,817
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        209,853       3,785,883       727,708      14,583,074
======================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                        102,650       1,938,708       339,373       7,336,625
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (106,896)     (1,938,708)     (355,226)     (7,336,625)
======================================================================================================================
Reacquired:
  Class A                                                     (1,437,808)    (26,447,499)   (3,401,742)    (71,952,414)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (723,940)    (12,819,699)   (1,715,359)    (34,075,698)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (387,180)     (6,904,470)     (863,759)    (16,788,578)
======================================================================================================================
                                                              (1,424,436)   $(25,330,769)   (1,432,836)   $(26,473,205)
______________________________________________________________________________________________________________________
======================================================================================================================


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                               CLASS A
                                          ----------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                               YEAR ENDED OCTOBER 31,
                                          APRIL 30,        -----------------------------------------------------------------
                                            2003             2002           2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  18.86        $  20.40       $  24.85       $ 23.23       $ 17.05       $ 17.22
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.00)(a)       (0.07)(a)      (0.06)(a)     (0.07)(a)     (0.02)(a)      0.07(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.81           (1.47)         (4.13)         5.87          6.25          0.37
============================================================================================================================
    Total from investment operations           0.81           (1.54)         (4.19)         5.80          6.23          0.44
============================================================================================================================
Less distributions:
  Dividends from net investment income           --              --             --         (0.25)        (0.02)        (0.01)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains          --              --          (0.26)        (3.93)        (0.03)        (0.60)
============================================================================================================================
    Total distributions                          --              --          (0.26)        (4.18)        (0.05)        (0.61)
============================================================================================================================
Net asset value, end of period             $  19.67        $  18.86       $  20.40       $ 24.85       $ 23.23       $ 17.05
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                4.29%          (7.55)%       (17.03)%       30.06%        36.62%         2.53%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $100,201        $108,191       $126,816       $95,393       $30,987       $28,433
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                             2.00%(c)        1.97%          1.85%         2.00%         1.99%         1.97%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                          2.08%(c)        1.97%          1.85%         2.00%         2.12%         1.99%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (0.03)%(c)      (0.31)%        (0.26)%       (0.33)%       (0.08)%        0.37%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                       20%             51%            53%           41%          107%          111%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $102,235,506.
(d)  Not annualized for periods less than one year.

                                                                               CLASS B
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                               YEAR ENDED OCTOBER 31,
                                          APRIL 30,        ----------------------------------------------------------------
                                             2003           2002           2001          2000          1999          1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 18.13         $ 19.71       $  24.14       $ 22.67       $ 16.71       $ 16.97
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.05)(a)       (0.17)(a)      (0.17)(a)     (0.18)(a)     (0.12)(a)     (0.02)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.78           (1.41)         (4.00)         5.72          6.11          0.37
===========================================================================================================================
    Total from investment operations          0.73           (1.58)         (4.17)         5.54          5.99          0.35
===========================================================================================================================
Less distributions:
  Dividends from net investment income          --              --             --         (0.14)           --         (0.01)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains         --              --          (0.26)        (3.93)        (0.03)        (0.60)
===========================================================================================================================
    Total distributions                         --              --          (0.26)        (4.07)        (0.03)        (0.61)
===========================================================================================================================
Net asset value, end of period             $ 18.86         $ 18.13       $  19.71       $ 24.14       $ 22.67       $ 16.71
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                               4.03%          (8.02)%       (17.45)%       29.40%        35.91%         2.08%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $83,106         $90,838       $114,852       $92,343       $49,619       $48,785
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                            2.50%(c)        2.47%          2.35%         2.50%         2.49%         2.47%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                         2.58%(c)        2.47%          2.35%         2.50%         2.62%         2.49%
===========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (0.53)%(c)      (0.81)%        (0.76)%       (0.83)%       (0.58)%       (0.13)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(d)                      20%             51%            53%           41%          107%          111%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $85,173,383.
(d)  Not annualized for periods less than one year.


                                                                          CLASS C
                                          ------------------------------------------------------------------------
                                                                                                     MARCH 1, 1999
                                          SIX MONTHS                                                 (DATE SALES
                                           ENDED                 YEAR ENDED OCTOBER 31,              COMMENCED) TO
                                          APRIL 30,        -----------------------------------       OCTOBER 31,
                                            2003            2002          2001          2000           1999
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 18.13         $ 19.71       $ 24.14       $ 22.67          $19.58
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.05)(a)       (0.17)(a)     (0.17)(a)     (0.18)(a)       (0.08)(a)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.78           (1.41)        (4.00)         5.72            3.17
==================================================================================================================
    Total from investment operations          0.73           (1.58)        (4.17)         5.54            3.09
==================================================================================================================
Less distributions:
  Dividends from net investment income          --              --            --         (0.14)             --
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains         --              --         (0.26)        (3.93)             --
==================================================================================================================
    Total distributions                         --              --         (0.26)        (4.07)             --
==================================================================================================================
Net asset value, end of period             $ 18.86         $ 18.13       $ 19.71       $ 24.14          $22.67
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                               4.03%          (8.02)%      (17.45)%       29.40%          15.78%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $24,994         $27,239       $32,290       $20,944          $  605
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                            2.50%(c)        2.47%         2.35%         2.50%           2.49%(d)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers                         2.58%(c)        2.47%         2.35%         2.50%           2.62%(d)
==================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (0.53)%(c)      (0.81)%       (0.76)%       (0.83)%         (0.58)%(d)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(e)                      20%             51%           53%           41%            107%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $25,454,089.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 12--SUBSEQUENT EVENT


The Board of Trustees of AIM Investment Funds ("Seller") unanimously approved, on June 11, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which AIM Global Financial Services Fund ("Selling Fund"), a series of Seller, would transfer all of its assets to INVESCO Financial Services Fund ("Buying Fund"), a series of INVESCO Sector Funds, Inc. ("the Reorganization") As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

  The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around September 25, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

  Effective on or about October 1, 2003, it is anticipated that Selling Fund will be closed to new investors.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES         OFFICERS                          OFFICE OF THE FUND
Robert H. Graham          Robert H. Graham                  11 Greenway Plaza
                          Chairman and President            Suite 100
Mark H. Williamson                                          Houston, TX 77046
                          Mark H. Williamson
Frank S. Bayley           Executive Vice President          INVESTMENT ADVISOR

Bruce L. Crockett         Kevin M. Carome                   A I M Advisors, Inc.
                          Senior Vice President             11 Greenway Plaza
Albert R. Dowden                                            Suite 100
                          Gary T. Crum                      Houston, TX 77046
Edward K. Dunn Jr.        Senior Vice President
                                                            TRANSFER AGENT
Jack M. Fields            Dana R. Sutton
                          Vice President and Treasurer      A I M Fund Services, Inc.
Carl Frischling                                             P.O. Box 4739
                          Stuart W. Coco                    Houston, TX 77210-4739
Prema Mathai-Davis        Vice President
                                                            CUSTODIAN
Lewis F. Pennock          Melville B. Cox
                          Vice President                    State Street Bank and Trust Company
Ruth H. Quigley                                             225 Franklin Street
                          Edgar M. Larsen                   Boston, MA 02110
Louis S. Sklar            Vice President
                                                            COUNSEL TO THE FUND
                          Nancy L. Martin
                          Secretary                         Ballard Spahr
                                                            Andrews & Ingersoll, LLP
                                                            1735 Market Street
                                                            Philadelphia, PA 19103

                                                            COUNSEL TO THE TRUSTEES

                                                            Kramer, Levin, Naftalis & Frankel LLP
                                                            919 Third Avenue
                                                            New York, NY 10022

                                                            DISTRIBUTOR

                                                            A I M Distributors, Inc.
                                                            11 Greenway Plaza
                                                            Suite 100
                                                            Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--


                                                                                  FIXED INCOME

DOMESTIC EQUITY                       INTERNATIONAL/GLOBAL EQUITY                 TAXABLE

AIM Aggressive Growth Fund            AIM Asia Pacific Growth Fund(2)             AIM Floating Rate Fund
AIM Balanced Fund*                    AIM Developing Markets Fund                 AIM High Yield Fund
AIM Basic Balanced Fund*              AIM European Growth Fund(2)                 AIM Income Fund
AIM Basic Value Fund                  AIM European Small Company Fund             AIM Intermediate Government Fund
AIM Blue Chip Fund                    AIM Global Aggressive Growth Fund           AIM Limited Maturity Treasury Fund(6,7)
AIM Capital Development Fund          AIM Global Growth Fund                      AIM Money Market Fund
AIM Charter Fund                      AIM Global Trends Fund                      AIM Short-Term Bond Fund
AIM Constellation Fund                AIM Global Value Fund(5)                    AIM Total Return Bond Fund
AIM Dent Demographic Trends Fund      AIM International Core Equity Fund(2)
AIM Diversified Dividend Fund(1)      AIM International Emerging Growth Fund      TAX-FREE
AIM Emerging Growth Fund              AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund                                                    AIM High Income Municipal Fund
AIM Large Cap Growth Fund                                                         AIM Municipal Bond Fund
AIM Libra Fund                                                                    AIM Tax-Exempt Cash Fund
AIM Mid Cap Basic Value Fund          SECTOR EQUITY                               AIM Tax-Free Intermediate Fund(6,7)
AIM Mid Cap Core Equity Fund(2)
AIM Mid Cap Growth Fund               AIM Global Energy Fund
AIM Opportunities I Fund(2,3)         AIM Global Financial Services Fund
AIM Opportunities II Fund(2,3)        AIM Global Health Care Fund
AIM Opportunities III Fund(2,3)       AIM Global Science and Technology Fund(2)
AIM Premier Equity Fund(2)            AIM Global Utilities Fund
AIM Premier Equity II Fund(2)         AIM New Technology Fund
AIM Select Equity Fund                AIM Real Estate Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund

*Domestic equity and income fund


                    YOUR GOALS. OUR SOLUTIONS.--Servicemark--

    Mutual   Retirement   Annuities  College   Separately   Offshore   Alternative   Cash
    Funds    Products                Savings   Managed      Products   Investments   Management
                                     Plans     Accounts

                                             (AIM INVESTMENTS LOGO APPEARS HERE)
                                                       --Servicemark--

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

   For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.


AIMinvestments.com                                                     GFS-SAR-1

                                                                   APPENDIX VIII


                        ANNUAL REPORT / OCTOBER 31, 2002

                             AIM GLOBAL ENERGY FUND

                                  [COVER IMAGE]

                                [AIM FUNDS LOGO]

                            --Registered Trademark--

                               AIMinvestments.com

================================================================================

                                  [COVER IMAGE]

              OLIVE TREES: YELLOW SKY WITH SUN BY VINCENT VAN GOGH

              PEOPLE HAVE ALWAYS DEPENDED ON THE EARTH'S RESOURCES

              FOR OUR SURVIVAL AND WELL-BEING. FROM OLIVE TREES TO

             OIL FIELDS, THE WORLD'S RICHES ARE BEING EXPLORED AND

                  DEVELOPED AS NEVER BEFORE. NOW TRADING IN A

               GLOBAL MARKET, ENERGY FROM EVERY PART OF THE WORLD

                      CONTINUES TO POWER MODERN SOCIETIES.

================================================================================

AIM GLOBAL ENERGY FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN COMMON STOCKS OF ENERGY SECTOR COMPANIES.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Global Energy Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales charge structures and class expenses.

o Had the advisor not waived fees and/or absorbed expenses, returns would have been lower.

o Investing in emerging markets may involve greater risk and potential reward than investing in more established markets.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

o The fund may participate in the initial public offering (IPO) market in some market cycles. A significant portion of the fund's returns during certain periods was attributable to its investments in IPOs. These investments have a magnified impact when the fund's assets base is relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the fund's prospectus.

o The fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged MSCI All Country (AC) World Free Index tracks the performance of approximately 50 developed and emerging countries covered by Morgan Stanley Capital International. The "free" index represents actual buyable opportunities for global investors.

o The MSCI AC World Free Energy Index is designed to measure actual buyable opportunities in the global energy market. This index measures the performance of energy stocks of both developed and emerging markets.

o The unmanaged Lipper Natural Resources Fund Index represents an average of the 10 largest natural resources funds tracked by Lipper, Inc., an independent mutual fund performance monitor, and is considered representative of natural resources stocks.

o The S&P 500 Energy Index represents an average of the performance of the 23 energy stocks in the unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500), which is an index of common stocks frequently used as a general measure of U.S. stock market performance.

An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT IN A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
     AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

                              TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           All of us know how difficult the equity markets were during
ROBERT H.           the fiscal year ended October 31, 2002. We are now in the
GRAHAM]             unenviable position of being able to say we have been in a deeper and longer market downturn than that of 1973-74. We know from experience that these conditions do eventually end, though no one can predict exactly when.

                        We are encouraged, however, by the fact that as I write
                    this letter, the U.S. equity market has had several positive weeks in a row. Whether this is the start of a long-term positive trend remains to be seen. In the meantime, let me assure you that all of us at AIM continue to work hard on your behalf.

                        In light of continuing market difficulties, I thought
                    you would appreciate detailed information on some of the methods AIM uses to manage your money. This information is presented in the two pages following this letter. I hope it will provide you with a greater understanding of our investment process, and I encourage you to read it carefully. One of our ongoing goals is to keep all of our shareholders well-informed.

BACK TO BASICS

When market conditions are as trying as they have been during the fiscal year covered by this report, it is well to keep some investing fundamentals in mind. First, seek professional advice--it is more important now than ever. A financial professional can help you:

    o Understand your entire financial profile before selecting individual investments so you can tailor your portfolio to specific goals and timetables.

    o Learn the characteristics of various asset classes. Recently, many investors have been seeking safety in fixed-income investments. Unfortunately, many do not understand that bond prices move in the opposite direction of interest rates. Existing bonds have been rising in value as interest rates have fallen, contributing to attractive total returns. But rates are now so low the upside potential of bond prices is limited. Sooner or later, the economy will expand more robustly, and interest rates will begin to rise. That will lower bond values, reducing total returns. As ever, diversification is an investing fundamental.

    o Develop reasonable expectations. Historically, stocks have averaged about a 10% return per year, bonds less, facts many of us forgot during the 1990s.

YOUR FUND MANAGERS' OBSERVATIONS

In the following pages, your fund's portfolio managers discuss your fund's performance during the fiscal year and the market conditions and investment strategies that affected that performance. I hope you find their comments helpful.

    During the fiscal year covered by this report, Class A shares of the AIM Global Energy Fund returned 5.56% at net asset value. We are pleased to report its solid, positive return in an environment that resulted in negative returns for its benchmark index as well as several other comparison indexes.

    Timely information about your fund and the markets is always available on our Web site, aiminvestments.com. Our Client Services Department can be reached during regular business hours at 800-959-4246.

IMPORTANT NEWS ABOUT AIM

This report features AIM's new logo and Web address, which we have adopted to better reflect our diverse line of investment products. We are well known for our mutual funds, but we also offer solutions for many investment situations through a broad array of products and services including retirement products for employers and individuals, annuities, college savings plans, separately managed accounts, and cash management for businesses.

    I am also pleased to announce that Mark Williamson will become Chief Executive Officer of A I M Management Group Inc., the parent company of your fund's advisor and distributor, on January 1, 2003. I will remain Chairman of AIM. Mark has had a long and distinguished career in the mutual fund industry and I am looking forward to his joining the AIM team.

    Thank you for investing with AIM. I look forward to reporting to you again in six months.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
December 2, 2002

================================================================================

                            WE ARE PLEASED TO REPORT

                            AIM GLOBAL ENERGY FUND'S

                           SOLID, POSITIVE RETURN ...

                                ROBERT H. GRAHAM

================================================================================

                     A SPECIAL MESSAGE TO OUR SHAREHOLDERS

INVESTMENT RESEARCH UPDATE FOR AIM CLIENTS

[EDGAR M. LARSEN PHOTO]
   EDGAR M. LARSEN
CHIEF INVESTMENT OFFICER

  [GARY T. CRUM PHOTO]
     GARY T. CRUM
DIRECTOR OF INVESTMENTS

THE FINANCIAL MARKETS have been battered over the past year by a wave of corporate scandals, accounting restatements, bankruptcies of high-profile companies and, in a few cases, outright financial fraud. Many investors, understandably, feel uncertain about whether their portfolios are positioned to withstand such a prolonged and severe market downturn. Now seems to be an appropriate time to step back and reiterate AIM's concern for the financial well-being of all of our clients and AIM's commitment to competitive excellence across all investment disciplines.

    We at AIM are proud of our rigorous qualitative and quantitative analytical processes, and we remain confident that we will preserve our long-term record of success through uncompromising fundamental research. During this recent period of market instability, we have placed even greater focus on meticulous research, and we continually look for new ways to improve our process.

    We have the resources and the people needed to seek out the best investment opportunities that exist in any market. It should be emphasized that AIM's teams have not changed their investment strategies; rather our disciplines have been fine-tuned in order to better understand each portfolio holding and to optimize each fund's overall structure.

    Rigorous accounting analysis is at the forefront of our investment-research efforts. AIM employs both internal and external accounting experts and proprietary tools to screen our portfolios for high-risk situations and to look for investment opportunities.

BEYOND THE BOTTOM LINE

By going beyond the reported bottom-line numbers, we strive to understand where a company's growth is coming from and how sustainable it may be. Our discipline takes us through an in-depth examination of the financial statements and industry conditions, combined with an evaluation of management's style and strategy.

    AIM's portfolio managers have taken advantage of some unique valuations in this unusual market environment by adding opportunistically to their portfolios. In addition to strong financial fundamentals and attractively priced securities, AIM's teams look for companies with experienced and credible management teams. Sometimes this means not accepting the consensus view of a particular company.

    AIM seeks independent thought, both from our own analysts and portfolio managers, and from trusted Wall Street sources. Our goal is to cultivate an ongoing dialogue with independent thinkers in every industry, whether they work for one of our portfolio companies, on Wall Street, at an independent research boutique, or right here within our own firm. To this end, we have long had a collaborative environment where communication across investment teams is encouraged.

    For example, AIM's fixed-income and equity analysts attend the same meetings

================================================================================

                              RIGOROUS ACCOUNTING

                                 ANALYSIS IS AT

                                THE FOREFRONT OF

                                OUR INVESTMENT-

                               RESEARCH EFFORTS.

================================================================================
with company managements, and thus analyze the company from two different perspectives. Our international managers work with our domestic teams to cover the more globally oriented companies. And the teams that manage AIM's sector-specific funds share their industry expertise with the rest of our investment teams. As our professional staff and resources have grown, so have the direct contacts with company management teams. Last year, AIM's analysts and portfolio managers had more than 4,000 meetings with the senior executives of our portfolio companies.

EDUCATION AND TRAINING

Continuing education and training are important in the ever-changing world of investment analysis. We invite experts from such fields as accounting, derivatives and banking to AIM so that we remain informed about current corporate-finance techniques, new accounting regulations and other shifts in the landscape of American business.

    Over the past five years, AIM has devoted substantial resources to our research department's personnel. Today, 68 percent of our investment management and research professionals have earned master's degrees in business or finance. Sixty percent have earned the Chartered Financial Analyst (CFA) or Certified Public Accountant (CPA) designations.

QUANTITATIVE EXPERTISE

AIM's team of quantitative analysts plays a large role in portfolio construction and performance monitoring. Our state-of-the-art proprietary tools include the means to optimize a portfolio's construction, which includes managing and monitoring risk, analyzing performance, and conducting hypothetical trading scenarios to see how they would affect the overall portfolio. These tools offer our investment teams a more acute awareness of how their portfolios stack up against their benchmarks and their peers.

    Attribution tools allow us to monitor relative sector and industry weightings, individual security weightings, and correlations across different holdings. Our portfolio management teams aren't the only ones using these customized risk-assessment tools. They also are used to generate detailed reports that are reviewed by members of AIM's senior management. We have a schedule of formalized periodic reviews to assess the construction and the risk-adjusted performance of the funds, to offer guidance to the portfolio managers, and to take corrective action when warranted.

DIVERSIFICATION OF AIM'S OFFERINGS

Even during the equity-market bubble of the late 1990s, AIM advocated a diversified approach to portfolio management for its clients. As growth stocks registered double-digit gains, we were taking a longer-term view of the markets and actively diversified our product line across market styles and capitalization ranges.

    As the financial markets have changed over the past few years, so has AIM's selection of fund offerings. In the past, AIM was recognized for investing in the equities of U.S. growth companies. Today, AIM's three largest equity funds--AIM Basic Value Fund, AIM Premier Equity Fund and AIM Constellation Fund--represent three distinctly different investment disciplines: Value, Blend and Growth. Complementing those funds are dozens more in all styles, market-cap ranges, asset classes, and geographic regions.

    AIM's clients can create diversified, all-weather portfolios by selecting from our full spectrum of funds, whether they seek equity or fixed-income, value or growth, domestic or international, aggressive or conservative, or any combination in between. Over the course of any complete market cycle, we expect a portfolio that is a blend of these quality funds will provide a prudent approach to achieving one's long-term investment goals.

    This period of market dislocation has been painful for all of us. But over the long term, we are confident that tightened accounting regulations, an increased level of governmental oversight, and the reallocation of resources following the recent bubble will all result in a healthy resurgence of the American financial system.

    AIM's investment teams and processes continue to be honed and tested in today's challenging environment. We believe that this prolonged bear market has created some unparalleled opportunities to invest in leading companies that will weather the market storm and recover their industry-leading positions when global economic growth reaccelerates.

    We are grateful for the trust our clients have placed in AIM, and we reaffirm our commitment to excellence across all of our investment disciplines.

Sincerely,

/s/ GARY T. CRUM
Gary T. Crum
Director of Investments/AIM

/s/ EDGAR M. LARSEN
Edgar M. Larsen
Chief Investment Officer/AIM

================================================================================

                              ... WE REAFFIRM OUR

                                 COMMITMENT TO

                             EXCELLENCE ACROSS ALL

                               OF OUR INVESTMENT

                                  DISCIPLINES.

================================================================================

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

SHIFT TO MORE AGGRESSIVE PORTFOLIO LEADS TO POSITIVE RETURNS

HOW DID THE FUND PERFORM OVER THE FISCAL YEAR?

During the fiscal year ended October 31, 2002, AIM Global Energy Fund's Class A, Class B and Class C shares returned 5.56%, 4.99%, and 4.98%, respectively. These figures are at net asset value, which does not include sales charges.

WHAT ARE THE BENCHMARKS THE FUND IS MEASURED AGAINST, AND HOW DID IT PERFORM IN COMPARISON?

The fund's benchmark index, the MSCI All Country (AC) World Free Index returned -13.57% for the year ended October 31, 2002. The MSCI AC World Free Energy Index returned -12.0% for the same time period. The Lipper Natural Resources Fund Index returned -7.38%. The S&P 500 Energy Index returned -13.55%. The AIM Global Energy Fund handily outperformed all four of these indexes. (See bar chart on opposite page.)

WHAT HAPPENED IN THE FINANCIAL MARKETS DURING THE FISCAL YEAR?

During the year that this report encompasses, the fund's fiscal year ending October 31, 2002, the bear market continued, and the disappointments affected almost all investors. The equity market experienced continued volatility and considerable losses. Equities in every market capitalization have been affected--small-cap, mid-cap, and large-cap stocks. Toward the end of the fiscal year, the U.S. consumer--long the strongest element of our economy--displayed a loss of confidence, resulting in further negative effects on the financial markets. During the last month covered by this report, the markets had several positive weeks in a row, but it is still not clear whether the prolonged bear market has ended.

WHAT CONDITIONS HAVE AFFECTED THE ENERGY MARKET?

The volatility in the market as a whole has carried over into the energy market. The threat of war in the Middle East--the concern regarding the possible disruption in the oil supply--has caused oil prices to escalate. The price of oil increased 13.5% during the third calendar quarter of 2002. Because of the high price of crude oil, oil companies that derive earnings from refining have posted lower earnings due to reduced profit margins on their refined product. Oil companies have also been hurt by the slow economy, high industry inventories, and weak demand for some refined petroleum products, including jet fuel and gasoline. Also, uncertain world conditions and mixed signals regarding the growth of the U.S. economy were reflected within the energy sector itself. Substantial disparity in performance existed among the various industries within the sector.

================================================================================

                              THESE CHANGES REFLECT

                               OUR MOVE AWAY FROM

                              OUR EARLIER DEFENSIVE

                             POSITIONING AND TOWARD

                                 A SOMEWHAT MORE

                            AGGRESSIVE PORTFOLIO ...

================================================================================

PORTFOLIO COMPOSITION

as of 10/31/02, based on total net assets

===================================================================================================================================
TOP 10 HOLDINGS                                  TOP 10 INDUSTRIES                                INVESTMENT TYPE/COUNTRY BREAKDOWN
-----------------------------------------------------------------------------------------------------------------------------------
 1. Clean Power Income Fund               4.3%   1. Oil & Gas Exploration & Production    38.7%   COMMON STOCK, CANADA     45.4%

 2. Crescent Point Energy Ltd.-Class A    4.3    2. Oil & Gas Drilling                    21.1    CASH AND OTHER ASSETS,    6.0%

 3. Patterson-UTI Energy, Inc.            4.0    3. Oil & Gas Equipment & Services        15.7               [PIE CHART]

 4. Peyto Exploration & Development              4. Electric Utilities                     4.9    COMMON STOCK, FRANCE      1.9%
    Corp.                                 3.9

 5. Murphy Oil Corp.                      3.8    5. Integrated Oil & Gas                   3.8    COMMON STOCK, U.S.A.     46.7%

 6. BJ Services Co.                       3.8    6. Diversified Metals & Mining            2.4

 7. Key Energy Services, Inc.             3.7    7. Oil & Gas Refining, Marketing &
                                                    Transportation                         2.1

 8. Precision Drilling Corp.              3.7    8. Industrial Gases                       1.9

 9. XTO Energy, Inc.                      3.3    9. Gold                                   1.9

10. Ensign Resource Service Group, Inc.   3.3   10. Forest Products                        0.8

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
===================================================================================================================================

HOW HAVE YOU MANAGED THE FUND?

We have decreased our exposure to Europe, reducing or eliminating holdings of larger integrated stocks in Great Britain and the Netherlands. We have increased our North American holdings, and we have increased our exposure to smaller-cap names. These changes reflect our move away from our earlier defensive positioning and toward a somewhat more aggressive portfolio. We feel that this move is appropriate, given the current economic and market environment.

CAN YOU DISCUSS A FEW STOCKS IN PARTICULAR THAT IMPACTED THE FUND?

We've recently found the best returns in trusts--entities that receive income based on oil production in certain areas. British Petroleum Prudhoe Bay Royalty Trust, which receives income from the North Slope of Alaska, is an example of a trust that has benefited the portfolio. Ownership of the stocks of smaller Canadian oil exploration companies has also helped the portfolio. Crescent Point Energy Ltd. and PEYTO Exploration and Development are two such exploration companies.

    Oil service stocks had a negative impact on the portfolio. Oil services, as measured by the Oil Services Index (OSX), fell heavily during the most recent calendar quarter of 2002. Most of this can be attributed to analysts decreasing their earnings outlook for the stocks in this industry because of the weak growth in the economy. The recent decline in the stock price of BJ Services, a corporation providing pressure pumping and other oilfield services worldwide, has hurt the portfolio of late, but we remain convinced of the merits of this holding for the long term.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE FISCAL YEAR?

Energy prices rose for most of the year, but considerable uncertainty exists about the short-term direction of energy prices. Contributors to this uncertainty include:

o   Disagreement about the pace and sustainability of U.S. economic recovery

o   Declining international oil inventories

o   OPEC's decision to leave production quotas unchanged

o   The threat of war with Iraq

For the long-term, natural gas will be an increasingly important resource which will command higher prices. Most of the stores of this resource have been identified, and supply will eventually decline if new stores are not found. Over the shorter term, however, demand may decline if the economy weakens.

    We have built a well-diversified portfolio within the global energy sector--a portfolio we believe is well-positioned to take advantage of trends in the energy sector.

================================================================================

                           PORTFOLIO MANAGEMENT TEAM

                                 AS OF 10/31/02

                        ROGER J. MORTIMER, LEAD MANAGER

                                  GLEN HILTON

                          See important fund and index

                         disclosures inside front cover.

                                    [GRAPHIC]

                           For More Information Visit

                               AIMinvestments.com

================================================================================


FUND PERFORMANCE

================================================================================

TOTAL RETURNS
10/31/01-10/31/02, excluding sales charges

                                  [BAR CHART]

AIM GLOBAL ENERGY FUND, CLASS A SHARES               5.56%
MSCI ALL COUNTRY AC WORLD FREE INDEX               -13.57%
MSCI AC WORLD FREE ENERGY INDEX                     -12.0%
LIPPER NATURAL RESOURCES FUND INDEX                 -7.38%
S&P 500 ENERGY INDEX                               -13.55%

Performance of Class A, B, and C shares will differ due to different sales charge structures and class expenses.

================================================================================

                                FUND PERFORMANCE


================================================================================

                                [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
5/31/94-10/31/02


DATE              AIM GLOBAL ENERGY           AIM GLOBAL ENERGY             MSCI AC WORLD
                 FUND CLASS A SHARES          FUND CLASS B SHARES             FREE INDEX
05/31/94                  9525                       10000                       10000
7/94                      9659                       10132                       10171
10/94                    10342                       10831                       10549
1/95                      9099                        9512                        9920
4/95                      9441                        9861                       10867
7/95                     10143                       10580                       11521
10/95                     9558                        9957                       11386
1/96                     10879                       11324                       12368
4/96                     13237                       13754                       12918
7/96                     12581                       13071                       12516
10/96                    14627                       15176                       13190
1/97                     15375                       15922                       13924
4/97                     12370                       12795                       14276
7/97                     15123                       15619                       16621
10/97                    17938                       18508                       15309
1/98                     13069                       13459                       16094
4/98                     14015                       14429                       18097
7/98                     10845                       11140                       18078
10/98                     9863                       10133                       17303
1/99                      9493                        9737                       19596
4/99                     11348                       11622                       20826
7/99                     11384                       11651                       21005
10/99                    10926                       11162                       21804
1/00                     11143                       11369                       23042
4/00                     10936                       11143                       23533
7/00                     10558                       10746                       23001
10/00                    11009                       11200                       21975
1/01                     11253                       11426                       21490
4/01                     12507                       12680                       19694
7/01                     10272                       10407                       18581
10/01                     9532                        9644                       16450
1/02                      9409                        9503                       17131
4/02                     11095                       11199                       17193
7/02                      9804                        9897                       14792
10/02                    10058                       10153                       14218

                                                                     Source: Lipper, Inc.

Past performance does not guarantee comparable future results.

==========================================================================================

The chart compares AIM Global Energy Fund's Class A shares and Class B shares to a benchmark index. It is intended to give you a general idea of how your fund performed compared to these indexes over the period 5/31/94-10/31/02. It is important to understand the difference between your fund and an index. Market indexes, such as the MSCI AC World Free Index, are not managed and incur no sales charges, expenses or fees. If you could buy all securities that make up a market index, you would incur expenses that would affect your investment return.

    Your fund's total return includes sales charges, expenses and management fees. Results for Class B shares are calculated as if a hypothetical shareholder had liquidated his entire investment in the fund at the close of the reporting period and paid the applicable contingent deferred sales charges.

    Performance of Class A, B and C shares will differ due to different sales charge structures and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover.

    Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on fund distributions or sale of fund shares. Performance for the index does not reflect the effects of taxes.

    This growth chart uses a logarithmic scale, which means the price scale (vertical axis) is structured so that a given distance always represents the same percent change in price, rather than the same absolute change in price. For example, the distance from one to 10 is the same as the distance from 10 to 100 on a logarithmic chart, but the latter distance is 10 times greater on a linear chart. A logarithmic scale better illustrates performance in the fund's early years before reinvested distributions and compounding create the potential for the original investment to grow to very large numbers.

FUND RETURNS
as of 10/31/02

================================================================================

AVERAGE ANNUAL TOTAL RETURNS
including sales charges

CLASS A SHARES
 Inception (5/31/94)                0.07%
  5 Years                         -11.79
  1 Year                            0.52

CLASS B SHARES
 Inception (5/31/94)                0.18%
  5 Years                         -11.71
  1 Year                           -0.01

CLASS C SHARES
 Inception (3/01/99)                1.99%
  1 Year                            3.98

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) as of September 30, 2002, the most recent calendar quarter-end, which were: Class A shares, inception (5/31/94), -0.34%, five years, -12.42%, one year, 4.20%; Class B shares, inception (5/31/94), -0.22%, five years, -12.35%, one year, 3.69%; and Class C shares, inception (3/01/99), 1.07%, one year, 7.68%.

DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

                             EDUCATION AND PLANNING

WANT TO BE A LONG-TERM INVESTOR?

THESE FOUR TIPS CAN HELP

================================================================================

                              SUCCESSFUL INVESTING

                            REQUIRES DISCIPLINE AND

                           TIME. MOST OF US CLAIM TO

                            BE LONG-TERM INVESTORS--

                           BUT OUR DISCIPLINE CAN BE

                          SORELY TESTED DURING PERIODS

                            OF MARKET VOLATILITY OR

                           MARKET DECLINES. HERE ARE

                          FOUR TIPS THAT CAN HELP YOU

                              MAINTAIN A LONG-TERM

                            PERSPECTIVE WHEN MARKETS

                               BECOME UNCERTAIN.

================================================================================

1 DON'T TRY TO TIME THE MARKET

Markets rise and fall, and even the most experienced investment professionals can't consistently predict when market trends will change. That's why most investment professionals remain invested for the long term, regardless of short-term market fluctuations.

    Some individual investors, however, exit the market at the first sign of volatility. History shows that by doing so they risk lowering their long-term investment returns.

    Historically, stocks have provided higher average annual total returns than other asset classes. The S&P 500--considered representative of the U.S. stock market as a whole--boasts an average annual total return of 11.10% for the 50 years ended September 30, 2002. During those five decades, America experienced boom and bust, war and peace--but long-term investors were rewarded for their discipline and patience.

    Markets have always been subject to sharp and sudden declines--and equally sharp and sudden gains. Investors who exit the market at the first sign of a decline risk missing out on significant one-day gains. The table below compares the returns earned by a hypothetical long-term investor who remained in the market to returns earned by other investors who missed just a few days of market gains.

2 SET REASONABLE EXPECTATIONS

While stocks have outperformed other investments over the last half century, they are subject to much higher or much lower returns in a given year or over relatively short investment periods. The 1990s saw much higher-than-average annual returns, but returns for 2000 were much lower than the historical averages. Like many other things, investment returns are subject to significant volatility over the short term--but they average out over time.

    Take a look at how returns for the S&P 500 compare over the short term and the long term. When markets become difficult, as they have been for the last two years, it's natural to long for the "good old days" of the 1990s

THE LONG AND SHORT OF INVESTING

================================================================================

REWARDS OF LONG-TERM INVESTING

S&P 500 Index: For the 10 years ended September 30, 2002(1)

                      AVERAGE ANNUAL
TIME PERIOD            TOTAL RETURN

Fully invested             9.00%
Miss the 10 best days      4.05
Miss the 20 best days      0.40
Miss the 30 best days     -2.56

Source: FactSet Research Systems

================================================================================

================================================================================

ONE YEAR RETURNS CAN VARY WIDELY, BUT THEY AVERAGE OUT OVER TIME

S&P 500 Index(1)

                              AVERAGE          HIGHEST             LOWEST
TIME PERIOD                   RETURN           RETURN              RETURN

1971-1980                       8.48%              --                 --
1975                              --            37.23%                --
1974                              --               --             -26.47%
1981-1990                      13.92               --                 --
1985                              --            31.73                 --
1981                              --               --              -4.92
1991-2000                      17.44               --                 --
1995                              --            37.53                 --
2000                              --               --              -9.10
30-year average (1971-2000):   13.22               --                 --

Source: Lipper, Inc.

================================================================================
when markets rose 20% or more, year after year. Long-term investors, of course, realize that the 1990s were as much an aberration as are the double-digit declines we've seen more recently. Long-term investors look past short-term declines and keep reasonable long-term expectations.

    Remember, on average, a 20% market decline occurs every five years, and 10 20% corrections occurred in the 54-year period from 1946 to 1999. The market declines of 2000 and 2001 are nothing new to long-term investors.

3 PRACTICE DOLLAR-COST AVERAGING(2)

Saving and investing for long-term goals, such as retirement, is a lifelong process--something we need to do year after year, regardless of temporary market conditions.

    Dollar-cost averaging can take the guesswork out of investing and can help you achieve your long-term investment goals. When you practice dollar-cost averaging, you invest a fixed amount of money at regular intervals regardless of market conditions. You can decide how much and how often to invest.

    There are several advantages to dollar-cost averaging:

o Regular investing helps you make the most of market swings. By investing a fixed amount on a regular basis, you automatically buy more shares when prices are low and fewer shares when prices are high.

o Your average cost per share is less than your average price per share. (The chart below illustrates how dollar-cost averaging works.) The only time this would not occur is if share prices remain constant.

o This strategy is especially appropriate for long-term investments, such as retirement plans. This is because the longer you maintain a regular investment program, the more likely it is that you will buy shares at a wide variety of prices.

o You will be less tempted to make decisions based on short-term events or market conditions. Dollar-cost averaging helps take the emotion out of the investment process.

4 TALK WITH YOUR FINANCIAL ADVISOR

Any time of uncertainty is a good time to speak with your financial advisor.

    Your financial advisor can help you maintain a long-term investment perspective. He or she is familiar with your unique financial situation and financial goals. He or she can work with you to ensure that your investments are still appropriate to achieve your long-term financial goals--or can recommend changes to your investments based on changing market conditions or your changing needs.

    Your financial advisor can help you remain committed to your long-term financial goals and can explain how a disciplined approach to investing can be beneficial over the long term. Also, your financial advisor can ensure that your investments are diversified across various asset classes and investment styles to manage risk.

(1) The unmanaged Standard and Poor's Composite Index of 500 Stocks (S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock-market performance. Results assume the reinvestment of dividends. An investment cannot be made directly in an index.

(2) No investment technique can assure a profit or protect against losses in declining markets. Because dollar-cost averaging involves investing continuously regardless of fluctuating securities prices, you should consider your ability to continue making purchases during periods of low price levels.

Source: Ibbotson, Associates

================================================================================

DOLLAR-COST AVERAGING CAN BENEFIT LONG-TERM INVESTORS(2)

                                  AMOUNT             SHARE            SHARES
MONTH                            INVESTED            PRICE           PURCHASED
January                           $200.00           $24.00             8.333
February                           200.00            20.00            10.000
March                              200.00            14.00            14.286
April                              200.00            18.00            11.111
May                                200.00            22.00             9.091
June                               200.00            24.00             8.333
Total invested:                 $1,200.00
Average price per share:                             20.33
Total shares purchased:                                               61.154
Average cost per share:                              19.62


                                   [COVER ART]

This is a hypothetical example demonstrating how dollar-cost averaging works. It does not reflect the performance of any particular investment.

================================================================================

FINANCIALS

Schedule of Investments

October 31, 2002

                                                                MARKET
                                                    SHARES       VALUE
-------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-46.68%

Integrated Oil & Gas-3.84%

Murphy Oil Corp.                                     13,700   $ 1,148,471
=========================================================================

Multi-Utilities & Unregulated Power-0.50%

Equitable Resources, Inc.                             4,200       149,520
=========================================================================

Oil & Gas Drilling-14.13%

Grey Wolf, Inc.(a)                                  229,600       918,400
-------------------------------------------------------------------------
Parker Drilling Co.(a)                              350,000       815,500
-------------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                        41,000     1,185,720
-------------------------------------------------------------------------
Pride International, Inc.(a)                         50,300       698,164
-------------------------------------------------------------------------
Rowan Cos., Inc.(a)                                  29,700       605,583
=========================================================================
                                                                4,223,367
=========================================================================

Oil & Gas Equipment & Services-10.30%

BJ Services Co.(a)                                   37,700     1,143,441
-------------------------------------------------------------------------
Key Energy Services, Inc.(a)                        124,800     1,114,464
-------------------------------------------------------------------------
Oceaneering International, Inc.(a)                   11,200       310,240
-------------------------------------------------------------------------
Smith International, Inc.(a)                         16,400       512,664
=========================================================================
                                                                3,080,809
=========================================================================

Oil & Gas Exploration & Production-15.79%

Apache Corp.                                         17,800       962,268
-------------------------------------------------------------------------
BP Prudhoe Bay Royalty Trust                         68,400       899,460
-------------------------------------------------------------------------
Burlington Resources Inc.                             6,800       280,160
-------------------------------------------------------------------------
Devon Energy Corp.                                   10,600       535,300
-------------------------------------------------------------------------
Quicksilver Resources Inc.(a)                        23,900       525,800
-------------------------------------------------------------------------
Spinnaker Exploration Co.(a)                         27,100       521,675
-------------------------------------------------------------------------
XTO Energy, Inc.                                     41,400       995,670
=========================================================================
                                                                4,720,333
=========================================================================

Oil & Gas Refining, Marketing &
  Transportation-2.12%

Premcor Inc.(a)                                       5,500       110,275
-------------------------------------------------------------------------
Valero Energy Corp.                                  14,900       524,629
=========================================================================
                                                                  634,904
=========================================================================
    Total Domestic Common Stocks (Cost
      $15,066,044)                                             13,957,404
=========================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS-47.38%

Canada-45.45%

Canadian Oil Sands Trust (Oil & Gas Exploration &
  Production)                                        29,300       687,321
-------------------------------------------------------------------------
CE Franklin Ltd. (Oil & Gas Equipment &
  Services)(a)                                      128,800       307,832
-------------------------------------------------------------------------
CHC Helicopter Corp.-Class A (Oil & Gas Equipment
  & Services)                                        38,800       744,324
-------------------------------------------------------------------------

                                                                MARKET
                                                    SHARES       VALUE
-------------------------------------------------------------------------
Canada-(Continued)

Clean Power Income Fund (Electric Utilities)        196,500   $ 1,291,419
-------------------------------------------------------------------------
Crescent Point Energy Ltd.-Class A (Oil & Gas
  Exploration & Production)(a)                      600,000     1,290,033
-------------------------------------------------------------------------
Energy Savings Income Fund-Receipts (Electric
  Utilities)                                         16,400       172,094
-------------------------------------------------------------------------
Ensign Resource Service Group, Inc. (Oil & Gas
  Drilling)                                          97,700       983,208
-------------------------------------------------------------------------
Gabriel Resources Ltd. (Diversified Metals &
  Mining)(a)                                        175,000       460,497
-------------------------------------------------------------------------
Ketch Resources Ltd. (Integrated Oil & Gas)(a)            1             1
-------------------------------------------------------------------------
LionOre Mining International Ltd. (Diversified
  Metals & Mining)(a)                                93,700       249,570
-------------------------------------------------------------------------
Oiltec Resources Ltd. (Oil & Gas Exploration &
  Production)(a)                                    200,000       282,395
-------------------------------------------------------------------------
Olympia Energy Inc. (Oil & Gas Exploration &
  Production)(a)                                    201,400       445,947
-------------------------------------------------------------------------
PEYTO Exploration & Development Corp. (Oil & Gas
  Exploration & Production)(a)                      202,600     1,179,374
-------------------------------------------------------------------------
Placer Dome Inc. (Gold)                              64,400       564,187
-------------------------------------------------------------------------
Precision Drilling Corp. (Oil & Gas Drilling)(a)     32,000     1,093,229
-------------------------------------------------------------------------
Progress Energy Ltd. (Oil & Gas Exploration &
  Production)(a)                                    169,600       685,758
-------------------------------------------------------------------------
Provident Energy Trust (Oil & Gas Exploration &
  Production)                                       112,581       769,519
-------------------------------------------------------------------------
SFK Pulp Fund (Forest Products) (Acquired
  07/26/02; Cost $206,145)(b)                        32,400       235,872
-------------------------------------------------------------------------
ShawCor Ltd. (Oil & Gas Equipment & Services)        65,100       568,231
-------------------------------------------------------------------------
Stuart Energy Systems Corp. (Electrical Components
  & Equipment)(a)                                    38,300        58,995
-------------------------------------------------------------------------
Talisman Energy Inc. (Oil & Gas Exploration &
  Production)                                        19,300       707,910
-------------------------------------------------------------------------
Zargon Oil & Gas Ltd. (Oil & Gas Exploration &
  Production)(a)                                    158,600       809,236
=========================================================================
                                                               13,586,952
=========================================================================

France-1.93%

L'Air Liquide S.A. (Industrial Gases)                 4,503       576,745
=========================================================================
    Total Foreign Stocks & Other Equity Interests
      (Cost $13,530,630)                                       14,163,697
=========================================================================



                                                                MARKET
                                                    SHARES       VALUE
-------------------------------------------------------------------------
MONEY MARKET FUNDS-3.38%

STIC Liquid Assets Portfolio(c)                     504,632   $   504,632
-------------------------------------------------------------------------
STIC Prime Portfolio(c)                             504,632       504,632
=========================================================================
    Total Money Market Funds (Cost $1,009,264)                  1,009,264
=========================================================================
TOTAL INVESTMENTS-97.44% (Cost $29,605,938)                    29,130,365
=========================================================================
OTHER ASSETS LESS LIABILITIES-2.56%                               766,790
=========================================================================
NET ASSETS-100.00%                                            $29,897,155
_________________________________________________________________________
=========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The market value of this security at 10/31/02 represented 0.79% of the Fund's net assets. The Fund has no rights to demand registration of these securities.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

Statement of Assets and Liabilities

October 31, 2002

ASSETS:

Investments, at market value (cost
  $29,605,938)*                                  $29,130,365
------------------------------------------------------------
Foreign currencies, at value (cost $5,064)             5,090
------------------------------------------------------------
Receivables for:
  Investments sold                                 3,498,034
------------------------------------------------------------
  Fund shares sold                                    35,009
------------------------------------------------------------
  Dividends                                           31,122
------------------------------------------------------------
Investment for deferred compensation plan              2,482
------------------------------------------------------------
Collateral for securities loaned                   3,621,821
------------------------------------------------------------
Other assets                                          18,148
============================================================
    Total assets                                  36,342,071
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            2,632,395
------------------------------------------------------------
  Fund shares reacquired                             103,301
------------------------------------------------------------
  Deferred compensation plan                           2,482
------------------------------------------------------------
  Collateral upon return of securities loaned      3,621,821
------------------------------------------------------------
Accrued distribution fees                             26,075
------------------------------------------------------------
Accrued trustees' fees                                   795
------------------------------------------------------------
Accrued transfer agent fees                           15,561
------------------------------------------------------------
Accrued operating expenses                            42,486
============================================================
    Total liabilities                              6,444,916
============================================================
Net assets applicable to shares outstanding      $29,897,155
____________________________________________________________
============================================================

NET ASSETS:

Class A                                          $18,075,730
____________________________________________________________
============================================================
Class B                                          $10,510,485
____________________________________________________________
============================================================
Class C                                          $ 1,310,940
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            1,629,154
____________________________________________________________
============================================================
Class B                                              978,993
____________________________________________________________
============================================================
Class C                                              121,997
____________________________________________________________
============================================================
Class A:
  Net asset value per share                      $     11.10
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.10 divided by
      95.25%)                                    $     11.65
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share   $     10.74
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share   $     10.75
____________________________________________________________
============================================================

* At October 31, 2002, securities with an aggregate market value of $3,531,838 were on loan to brokers.

Statement of Operations

For the year ended October 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $47,024)                                        $   489,603
-------------------------------------------------------------
Dividends from affiliated money market funds           30,325
-------------------------------------------------------------
Interest                                                  369
-------------------------------------------------------------
Security lending income                                32,792
=============================================================
    Total investment income                           553,089
=============================================================

EXPENSES:

Advisory fees                                         288,354
-------------------------------------------------------------
Administrative services fees                           50,000
-------------------------------------------------------------
Custodian fees                                         22,084
-------------------------------------------------------------
Distribution fees -- Class A                           80,639
-------------------------------------------------------------
Distribution fees -- Class B                          121,290
-------------------------------------------------------------
Distribution fees -- Class C                           13,180
-------------------------------------------------------------
Transfer agent fees                                   154,093
-------------------------------------------------------------
Trustees' fees                                          8,427
-------------------------------------------------------------
Printing                                               55,879
-------------------------------------------------------------
Professional fees                                      43,909
-------------------------------------------------------------
Other                                                  44,731
=============================================================
    Total expenses                                    882,586
=============================================================
Less: Fees waived                                    (223,074)
-------------------------------------------------------------
    Expenses paid indirectly                             (572)
=============================================================
    Net expenses                                      658,940
=============================================================
Net investment income (loss)                         (105,851)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                            (4,122,316)
-------------------------------------------------------------
  Foreign currencies                                   (2,485)
=============================================================
                                                   (4,124,801)
=============================================================
Change in net unrealized appreciation of:
  Investment securities                             4,563,717
-------------------------------------------------------------
  Foreign currencies                                    4,368
=============================================================
                                                    4,568,085
=============================================================
Net gain from investment securities and foreign
  currencies                                          443,284
=============================================================
Net increase in net assets resulting from
  operations                                      $   337,433
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

Statement of Changes in Net Assets

For the years ended October 31, 2002 and 2001

                                                                  2002            2001
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (105,851)   $     50,642
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (4,124,801)      1,679,569
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 4,568,085      (6,590,217)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                    337,433      (4,860,006)
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                          (71,556)             --
------------------------------------------------------------------------------------------
  Class B                                                             (220)             --
------------------------------------------------------------------------------------------
  Class C                                                              (16)             --
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        5,662,718       1,813,664
------------------------------------------------------------------------------------------
  Class B                                                       (1,624,200)        691,805
------------------------------------------------------------------------------------------
  Class C                                                          421,819         725,619
==========================================================================================
    Net increase (decrease) in net assets                        4,725,978      (1,628,918)
==========================================================================================

NET ASSETS:

  Beginning of year                                             25,171,177      26,800,095
==========================================================================================
  End of year                                                 $ 29,897,155    $ 25,171,177
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 56,355,950    $ 52,082,179
------------------------------------------------------------------------------------------
  Undistributed net investment income                              137,264          42,839
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (26,123,996)    (21,913,693)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                             (472,063)     (5,040,148)
==========================================================================================
                                                              $ 29,897,155    $ 25,171,177
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Energy Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. During the year ended October 31, 2002, AIM waived fees of $233,074.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2002, AFS retained $93,933 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid any class of shares of the Fund. Pursuant to the master distribution agreements, for the year ended October 31, 2002, the Class A, Class B and Class C shares paid $80,639, $121,290 and $13,180, respectively.

  AIM Distributors retained commissions of $9,416 from sales of the Class A shares of the Fund during the year ended October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2002, AIM Distributors retained $31, $0 and $5,091 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended October 31, 2002, the Fund paid legal fees of $2,776 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $504 and reductions in custodian fees of $68 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $572.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At October 31, 2002, securities with an aggregate value of $3,531,838 were on loan to brokers. The loans were secured by cash collateral of $3,621,821 received by the Fund and invested in affiliated money market funds as follows:
$1,810,911 in STIC Liquid Assets Portfolio and $1,810,910 in STIC Prime Portfolio. For the year ended October 31, 2002, the Fund received fees of $32,792 for securities lending.
NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2002 and 2001 were as follows:

                                             2002      2001
------------------------------------------------------------
Distributions paid from ordinary Income     $71,792    $  --
____________________________________________________________
============================================================


Tax Components of Beneficial Interest:

As of October 31, 2002, the components of beneficial interest on a tax basis were as follows:

Undistributed ordinary income                    $    140,605
-------------------------------------------------------------
Unrealized appreciation
  (depreciation) -- investments                      (572,088)
-------------------------------------------------------------
Temporary book/tax differences                         (3,340)
-------------------------------------------------------------
Capital loss carryforward                         (26,023,972)
-------------------------------------------------------------
Shares of beneficial interest                      56,355,950
=============================================================
                                                 $ 29,897,155
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales, tax treatment of partnership items and other deferrals. Amount includes appreciation on foreign currencies of $3,510.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation.

  The Fund's capital loss carryforward expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
October 31, 2006                               $20,054,017
----------------------------------------------------------
October 31, 2007                                 1,450,461
----------------------------------------------------------
October 31, 2008                                   338,540
----------------------------------------------------------
October 31, 2010                                 4,180,954
==========================================================
                                               $26,023,972
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2002 was $47,215,023 and $42,397,984, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                      $ 1,603,253
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (2,178,851)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                           $  (575,598)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $29,705,963.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions, net operating loss, and other items, on October 31, 2002, undistributed net investment income was increased by $272,068, undistributed net realized gains decreased by $85,502 and shares of beneficial interest decreased by $186,566. This reclassification had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2002 and 2001 were as follows:

                                                                        2002                        2001
                                                              -------------------------    -----------------------
                                                               SHARES         AMOUNT        SHARES       AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,372,711*   $15,660,046*     737,964    $ 9,417,339
------------------------------------------------------------------------------------------------------------------
  Class B                                                       505,919       5,786,626     548,545      6,880,493
------------------------------------------------------------------------------------------------------------------
  Class C                                                       308,554       3,384,904     111,491      1,402,897
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         6,136          62,830          --             --
------------------------------------------------------------------------------------------------------------------
  Class B                                                            18             180          --             --
------------------------------------------------------------------------------------------------------------------
  Class C                                                             1              12          --             --
==================================================================================================================
Reacquired:
  Class A                                                      (905,005)    (10,060,158)   (616,551)    (7,603,675)
------------------------------------------------------------------------------------------------------------------
  Class B                                                      (701,012)*    (7,411,006)*  (528,940)    (6,188,688)
------------------------------------------------------------------------------------------------------------------
  Class C                                                      (278,055)     (2,963,097)    (58,126)      (677,278)
==================================================================================================================
                                                                309,267    $  4,460,337     194,383    $ 3,231,088
__________________________________________________________________________________________________________________
==================================================================================================================

* Includes automatic conversion of 127,313 shares of Class B shares in the amount of $1,378,868 to 123,071 shares of Class A shares in the amount of $1,378,868.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          CLASS A
                                                              ---------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------------
                                                               2002          2001          2000          1999          1998
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.58       $ 12.22       $ 12.12       $ 10.95       $ 20.65
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.01)(a)      0.05(a)       0.02(a)       0.02(a)      (0.11)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.59         (1.69)         0.08          1.15         (8.91)
=============================================================================================================================
    Total from investment operations                             0.58         (1.64)         0.10          1.17         (9.02)
=============================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.06)           --            --            --         (0.19)
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --            --            --            --         (0.49)
=============================================================================================================================
    Total distributions                                         (0.06)           --            --            --         (0.68)
=============================================================================================================================
Net asset value, end of period                                $ 11.10       $ 10.58       $ 12.22       $ 12.12       $ 10.95
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                  5.56%       (13.42)%        0.74%        10.68%       (45.02)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $18,076       $12,224       $12,638       $15,664       $19,463
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.00%(c)      2.00%         2.00%         2.00%         1.98%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.76%(c)      2.84%         2.80%         2.30%         2.29%
=============================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.13)%(c)     0.45%         0.18%         0.19%        (0.75)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                           152%          189%          105%          123%          201%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include sales charges.
(c)  Ratios are based on average daily net assets of $16,127,732.

                                                                                CLASS B
                                                    ---------------------------------------------------------------
                                                                        YEAR ENDED OCTOBER 31,
                                                    ---------------------------------------------------------------
                                                     2002          2001          2000          1999          1998
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 10.23       $ 11.88       $ 11.84       $ 10.75       $ 20.37
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        (0.07)(a)     (0.01)(a)     (0.04)(a)     (0.04)(a)     (0.18)(a)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                    0.58         (1.64)         0.08          1.13         (8.76)
===================================================================================================================
    Total from investment operations                   0.51         (1.65)         0.04          1.09         (8.94)
===================================================================================================================
Less distributions:
  Dividends from net investment income                (0.00)           --            --            --         (0.19)
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --            --            --            --         (0.49)
===================================================================================================================
    Total distributions                               (0.00)           --            --            --         (0.68)
===================================================================================================================
Net asset value, end of period                      $ 10.74       $ 10.23       $ 11.88       $ 11.84       $ 10.75
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                        4.99%       (13.89)%        0.34%        10.14%       (45.25)%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $10,510       $12,010       $13,710       $20,019       $28,996
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                     2.50%(c)      2.50%         2.50%         2.50%         2.48%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                  3.26%(c)      3.34%         3.30%         2.80%         2.79%
===================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                          (0.63)%(c)    (0.05)%       (0.32)%       (0.31)%       (1.25)%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                 152%          189%          105%          123%          201%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $12,129,059.


                                                                                      CLASS C
                                                              -------------------------------------------------------
                                                                                                        MARCH 1, 1999
                                                                                                         (DATE SALES
                                                                    YEAR ENDED OCTOBER 31,              COMMENCED) TO
                                                              -----------------------------------        OCTOBER 31,
                                                               2002          2001          2000             1999
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.24       $ 11.88       $ 11.84          $10.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.07)(a)     (0.01)(a)     (0.04)(a)       (0.03)(a)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.58         (1.63)         0.08            1.87
=====================================================================================================================
    Total from investment operations                             0.51         (1.64)         0.04            1.84
=====================================================================================================================
Less dividends from net investment income                       (0.00)           --            --              --
=====================================================================================================================
Net asset value, end of period                                $ 10.75       $ 10.24       $ 11.88          $11.84
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                  4.98%       (13.80)%        0.34%          18.40%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 1,311       $   937       $   453          $   41
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.50%(c)      2.50%         2.50%           2.50%(d)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            3.26%(c)      3.34%         3.30%           2.80%(d)
=====================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.63)%(c)    (0.05)%       (0.32)%         (0.31)%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                           152%          189%          105%            123%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,317,975.
(d)  Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Global Energy Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Energy Fund (one of the funds constituting AIM Investment Funds; hereafter referred to as the "Fund") at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

December 12, 2002
Houston, Texas

OTHER INFORMATION

Trustees and Officers

As of December 31, 2001

The address of each trustee and officer of AIM Investment Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and            Trustee and/       Principal Occupation(s)                   Other Directorship(s)
Position(s) Held with the Trust    or Officer Since   During Past 5 Years                       Held by Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Interested Persons
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham* -- 1946       1998               Chairman, President and Chief Executive   None
   Trustee, Chairman and                              Officer, A I M Management Group Inc.
   President                                          (financial services holding company);
                                                      Chairman and President, A I M Advisors,
                                                      Inc. (registered investment advisor);
                                                      Director and Senior Vice President,
                                                      A I M Capital Management, Inc.
                                                      (registered investment advisor);
                                                      Chairman, A I M Distributors, Inc.
                                                      (registered broker dealer), A I M Fund
                                                      Services, Inc. (registered transfer
                                                      agent), and Fund Management Company
                                                      (registered broker dealer); and
                                                      Director and Vice Chairman, AMVESCAP
                                                      PLC (parent of AIM and a global
                                                      investment management firm)
-------------------------------------------------------------------------------------------------------------------------------

   Independent Trustees
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         1987               Of Counsel, law firm of Baker &           Badgley Funds, Inc. (registered
   Trustee                                            McKenzie                                  investment company)
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       2001               Chairman, Crockett Technology             ACE Limited (insurance
   Trustee                                            Associates (technology consulting         company); and Captaris, Inc.
                                                      company)                                  (unified messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2001               Chairman, Cortland Trust, Inc.            None
   Trustee                                            (registered investment company) and DHJ
                                                      Media, Inc.; Director, Magellan
                                                      Insurance Company; Member of Advisor
                                                      Board of Rotary Power International
                                                      (designer, manufacturer, and seller of
                                                      rotary power engines); formerly,
                                                      Director, President and CEO, Volvo
                                                      Group North America, Inc.; and director
                                                      of various affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     2001               Formerly, Chairman, Mercantile Mortgage   None
   Trustee                                            Corp.; Vice Chairman, President and
                                                      Chief Operating Officer,
                                                      Mercantile-Safe Deposit & Trust Co.;
                                                      and President, Mercantile Bankshares
                                                      Corp.
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2001               Chief Executive Officer, Twenty First     Administaff
   Trustee                                            Century Group, Inc. (government affairs
                                                      company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2001               Partner, law firm of Kramer Levin         Cortland Trust, Inc.
   Trustee                                            Naftalis and Frankel LLP                  (registered investment company)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2001               Formerly, Chief Executive Officer, YWCA   None
   Trustee                                            of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2001               Partner, law firm of Pennock & Cooper     None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         1987               Retired                                   None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939          2001               Executive Vice President, Development     None
   Trustee                                            and Operations, Hines Interests Limited
                                                      Partnership (real estate development
                                                      company)
-------------------------------------------------------------------------------------------------------------------------------

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of December 31, 2001


The address of each trustee and officer of AIM Investment Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and            Trustee and/       Principal Occupation(s)                   Other Directorship(s)
Position(s) Held with the Trust    or Officer Since   During Past 5 Years                       Held by Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Other Officers
-------------------------------------------------------------------------------------------------------------------------------

   Gary T. Crum -- 1947            1998               Director and President, A I M Capital     N/A
   Vice President                                     Management, Inc.; Director and
                                                      Executive Vice President, A I M
                                                      Management Group Inc.; Director and
                                                      Senior Vice President, A I M Advisors,
                                                      Inc.; and Director, A I M Distributors,
                                                      Inc. and AMVESCAP PLC (parent of AIM
                                                      and a global investment management
                                                      firm)
-------------------------------------------------------------------------------------------------------------------------------

   Carol F. Relihan -- 1954        1998               Director, Senior Vice President,          N/A
   Senior Vice President and                          General Counsel and Secretary, A I M
   Secretary                                          Advisors, Inc. and A I M Management
                                                      Group Inc.; Director, Vice President
                                                      and General Counsel, Fund Management
                                                      Company; and Vice President, A I M Fund
                                                      Services, Inc., A I M Capital
                                                      Management, Inc. and A I M
                                                      Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943         1998               Vice President and Chief Compliance       N/A
   Vice President                                     Officer, A I M Advisors, Inc. and A I M
                                                      Capital Management, Inc.; and Vice
                                                      President, A I M Fund Services, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959          1998               Vice President and Fund Treasurer,        N/A
   Vice President and Treasurer                       A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            A I M Distributors, Inc.        PricewaterhouseCoopers LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1201 Louisiana Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2900
                                Houston, TX 77046               Houston, TX 77046               Houston, TX 77002

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       A I M Fund Services, Inc.       State Street Bank and Trust
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   Company
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          225 Franklin Street
Philadelphia, PA 19103          New York, NY 10022                                              Boston, MA 02110

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended October 31, 2002, 99.92% is eligible for the dividends received deduction for corporations.

THE AIM FAMILY OF FUNDS--Registered Trademark--

================================================================================

                                  [COVER IMAGE]

                                MORE AGGRESSIVE

                                  SECTOR EQUITY

                           INTERNATIONAL/GLOBAL EQUITY

                                 DOMESTIC EQUITY

                                  FIXED INCOME

                                MORE CONSERVATIVE

================================================================================

====================================================================================================================================

                                                                                                          FIXED INCOME

         DOMESTIC EQUITY                       INTERNATIONAL/GLOBAL EQUITY                                   TAXABLE

         MORE AGGRESSIVE                           MORE AGGRESSIVE                                       MORE AGGRESSIVE

AIM Emerging Growth Fund                  AIM Developing Markets Fund                       AIM High Yield Fund II
AIM Small Cap Growth Fund(1)              AIM European Small Company Fund                   AIM High Yield Fund
AIM Aggressive Growth Fund                AIM Asia Pacific Growth Fund(2)                   AIM Strategic Income Fund
AIM Opportunities I Fund(2,3)             AIM International Emerging Growth Fund            AIM Income Fund
AIM Mid Cap Growth Fund                   AIM Global Aggressive Growth Fund                 AIM Global Income Fund
AIM Libra Fund                            AIM European Growth Fund(2)                       AIM Total Return Bond Fund
AIM Dent Demographic Trends Fund          AIM International Growth Fund(2)                  AIM Intermediate Government Fund
AIM Opportunities II Fund(2,3)            AIM Global Growth Fund                            AIM Short Term Bond Fund
AIM Constellation Fund                    AIM Worldwide Spectrum Fund                       AIM Floating Rate Fund
AIM Large Cap Growth Fund                 AIM Global Trends Fund                            AIM Limited Maturity Treasury Fund(4,5)
AIM Weingarten Fund                       AIM International Core Equity Fund(2)             AIM Money Market Fund
AIM Opportunities III Fund(2,3)
AIM Small Cap Equity Fund                           MORE CONSERVATIVE                                   MORE CONSERVATIVE
AIM Capital Development Fund
AIM Mid Cap Core Equity Fund(2)                       SECTOR EQUITY                                         TAX-FREE
AIM Select Equity Fund
AIM Premier Equity II Fund(2)                         MORE AGGRESSIVE                                   MORE AGGRESSIVE
AIM Premier Equity Fund(2)
AIM Blue Chip Fund                        AIM New Technology Fund                           AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund              AIM Global Science and Technology Fund(2)         AIM Municipal Bond Fund
AIM Large Cap Core Equity Fund            AIM Global Energy Fund                            AIM Tax-Free Intermediate Fund(4,5)
AIM Charter Fund                          AIM Global Financial Services Fund                AIM Tax-Exempt Cash Fund
AIM Basic Value Fund                      AIM Global Health Care Fund
AIM Large Cap Basic Value Fund            AIM Global Utilities Fund                                     MORE CONSERVATIVE
AIM Balanced Fund*                        AIM Real Estate Fund
AIM Basic Balanced Fund*                                                                                [AIM FUNDS LOGO]
                                                     MORE CONSERVATIVE                              --Registered Trademark--
        MORE CONSERVATIVE

* Domestic equity and income fund

====================================================================================================================================


Equity and fixed-income funds are shown from more aggressive to more conservative. When assessing the degree of risk, qualitative and quantitative factors considered included the funds' portfolio holdings, diversification permitted within the fund, the funds' standard deviations for three, five, 10, 15, 20 and 25 years, R-squared and beta analysis relative to the style-specific benchmarks, and the possibility of incorporating portfolio management tools such as leverage, derivatives and short selling. Fund rankings are relative to one another within The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For more information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (2) The following fund name changes became effective 7/1/02: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective Oct. 1, 2002, the fund reopened to new investors. (4) Class A shares closed to new investors on Oct. 30, 2002. (5) Class A3 shares opened to new investors on Oct. 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after Jan. 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end.

A I M Management Group Inc. has provided leadership in the mutual fund industry since 1976 and manages $117 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $323 billion in assets under management.

As of 9/30/02.

                 INVEST WITH DISCIPLINE--Registered Trademark--

A I M Distributors, Inc.                                                GEN-AR-1

                                                                     APPENDIX IX


               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                             AIM GLOBAL ENERGY FUND

                                 (COVER IMAGE)

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                    YOUR GOALS. OUR SOLUTIONS.--Servicemark--

            AIM Global Energy Fund seeks to provide long-term growth
                of capital. The fund seeks to meet this objective
               by investing, normally, at least 80% of its assets
                    in securities of energy-sector companies.


               NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

           This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

PORTFOLIO COMPOSITION BY COUNTRY

As of 4/30/03
--------------------------------------------------------------------------------

                                     (PIE CHART)

CANADA                                    38.3%
ALL OTHERS COMBINED                       15.7%
UNITED STATES                             46.0%

TOTAL NUMBER OF HOLDINGS*                    43

TOTAL NET ASSETS                  $41.7 million

================================================================================


================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03, including sales charges

CLASS A SHARES
 Inception (5/31/94)                    0.76%
  5 Years                              -6.18
  1 Year                               -8.11

CLASS B SHARES
 Inception (5/31/94)                    0.87%
  5 Years                              -6.11
  1 Year                               -8.87

CLASS C SHARES
 Inception (3/01/99)                    3.21%
  1 Year                               -4.95

In addition to fund returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) for periods ended 3/31/03, the most recent calendar quarter end, which were as follows. Class A shares, inception (5/31/94), 0.78%; five years, -5.86%; one year, -6.28%. Class B shares, inception (5/31/94), 0.88%; five years, -5.80%; one year, -6.98%. Class C shares, inception (3/01/99), 3.30%; one year, -3.07%.

================================================================================


================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03
excluding sales charges


CLASS A SHARES                               6.37%
CLASS B SHARES                               6.11
CLASS C SHARES                               6.10
MSCI WORLD INDEX                             3.62
(Broad Market Index)
MSCI AC WORLD FREE ENERGY INDEX              1.74
(Style-specific Index)
LIPPER NATURAL RESOURCES FUND INDEX          4.05
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================


========================================================================================================================
TOP 10 EQUITY HOLDINGS*                        INDUSTRY BREAKDOWN*
------------------------------------------------------------------------------------------------------------------------
 1. Patterson-UTI Energy, Inc.      4.5%       1. Oil & Gas Exploration & Production      46.5%

 2. Talisman Energy Inc.            4.4        2. Oil & Gas Drilling                      17.1

 3. Suncor Energy, Inc.             4.2        3. Oil & Gas Equipment & Services          13.4

 4. BJ Services Co.                 4.0        4. Integrated Oil & Gas                    11.2

 5. Clean Power Income Fund         3.8        5. Electric Utilities                       5.2

 6. Cimarex Energy Co.              3.6        6. Precious Metals & Minerals               2.1

 7. Apache Corp.                    3.6        7. Electrical Components & Equipment        0.5

 8. Bonavista Petroleum Ltd.        3.4

 9. Burlington Resources Inc.       3.3

10. EOG Resources, Inc.             3.2

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
========================================================================================================================

ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o AIM Global Energy Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o Had the advisor not waived fees and/or reimbursed expenses, returns would have been lower.

o The fund may participate in the initial public offering (IPO) market in some market cycles. A significant portion of the fund's returns during certain periods was attributable to its investments in IPOs. These investments have a magnified impact when the fund's asset base is relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the fund's prospectus.

o The fund's investment return and principal value will fluctuate, so an investor's shares (when redeemed) may be worth more or less than the original cost.

o Investing in emerging markets may involve greater risk and potential reward than investing in more established markets.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

o In the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged MSCI World Index is a group of global securities tracked by Morgan Stanley Capital International.

o The MSCI AC World Free Energy Index is designed to measure actual buyable opportunities in the global energy market. This index measures the performance of energy stocks of both developed and emerging markets.

o The unmanaged Lipper Natural Resources Fund Index represents an average of the 10 largest natural resources funds tracked by Lipper, Inc., an independent mutual fund performance monitor, and is considered representative of natural resources stocks.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.


FOR MORE INFORMATION, PLEASE VISIT AIMinvestments.com.

TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the report on AIM Global Energy Fund for the six
ROBERT H.           months ended April 30, 2003. You will note that we have
GRAHAM]             adopted a more concise format for our semiannual reports.
                    Important information such as top holdings and performance as of the close of the reporting period appear on the opposite page. This letter will provide an overview of the markets and your fund during the six months covered by this report. As always, timely information about your fund and the markets in general is available at our Web site, aiminvestments.com.

                    MARKET CONDITIONS

                    In U.S. markets, positive performance during March and April 2003 enabled major stock market indexes to post gains for the reporting period. For example, the unmanaged Standard &
Poor's Composite Index of 500 Stocks (the S&P 500), an index of common stocks frequently used as a general measure of U.S. stock market performance, returned 4.47% for the six months ended April 30, 2003.

    Year to date as of April 30, consumer discretionary, information technology and financials were among the better-performing sectors of the S&P 500, while telecommunications services was the worst.

    Generally, mid- and small-cap stocks outperformed large-cap stocks, and the value investment style outperformed the growth investment style during the six-month reporting period.

    International markets, as measured by the unmanaged MSCI Europe, Australasia and the Far East Index (the EAFE--Registered Trademark--), a group of foreign securities tracked by Morgan Stanley Capital International, produced negative returns for the first quarter of 2003. International markets, however, rallied in April. This rally helped push international market returns into positive territory for the six-month reporting period.

    European markets rallied toward the close of the reporting period, with the MSCI (Morgan Stanley Capital International) Europe Index, often considered representative of the European equity market, gaining 13.49% in April. In European monetary affairs, the European Central Bank (ECB) cut its benchmark interest rate 25 basis points to 2.50% in March. It remained at that level as the reporting period closed.

    On the currency front, the U.S. dollar was weak compared to many foreign currencies. In particular, the euro showed strength as it appreciated nearly 13% against the dollar during the reporting period. Other notable currencies that gained ground on the dollar included the Australian dollar, Swiss franc, British pound and Canadian dollar.

YOUR FUND

For the six-month period on which this report focuses, all three share classes of the AIM Global Energy Fund posted positive returns at net asset value, exceeding their benchmark indexes by two to four percentage points. Portfolio managers Roger Mortimer and Glen Hilton have been pleased with the performance of the fund.

    Additionally, there has been a 28% increase in the fund's assets. On October 31, 2002, at the end of the previous reporting period, the net assets of the fund stood at $29.9 million. At the end of this reporting period, on April 30, 2003, net assets were $41.7 million.

    Geopolitical events coincided with oil price volatility during the period. The price of oil had risen prior to the conflict in Iraq, but a few days prior to the start of hostilities, oil prices began to drop. The decline continued throughout the rest of March. Prices rose again in April. Portfolio manager Roger Mortimer attributes the performance of the fund in this highly volatile environment to the fund's defensive investment strategy.

IN CLOSING

I thank you for your continued participation in AIM Global Energy Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003


================================================================================

                            IN U.S. MARKETS, POSITIVE

                       PERFORMANCE DURING MARCH AND APRIL

                         2003 ENABLED MAJOR STOCK MARKET

                          INDEXES TO POST GAINS FOR THE

                                REPORTING PERIOD.

                                ROBERT H. GRAHAM

================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-45.96%

INTEGRATED OIL & GAS-3.15%

Murphy Oil Corp.                                  31,600   $ 1,316,140
======================================================================

OIL & GAS DRILLING-8.83%

Grey Wolf, Inc.(a)                               156,400       633,420
----------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                     56,200     1,859,658
----------------------------------------------------------------------
Rowan Cos., Inc.(a)                               58,000     1,189,000
======================================================================
                                                             3,682,078
======================================================================

OIL & GAS EQUIPMENT & SERVICES-11.73%

BJ Services Co.(a)                                45,500     1,661,205
----------------------------------------------------------------------
Cooper Cameron Corp.(a)                           12,600       603,036
----------------------------------------------------------------------
Halliburton Co.                                   41,100       879,951
----------------------------------------------------------------------
Key Energy Services, Inc.(a)                     128,300     1,291,981
----------------------------------------------------------------------
Smith International, Inc.(a)                      12,800       455,168
======================================================================
                                                             4,891,341
======================================================================

OIL & GAS EXPLORATION & PRODUCTION-22.25%

Anadarko Petroleum Corp.                          15,000       666,000
----------------------------------------------------------------------
Apache Corp.                                      26,360     1,509,110
----------------------------------------------------------------------
BP Prudhoe Bay Royalty Trust                      73,700     1,085,601
----------------------------------------------------------------------
Burlington Resources Inc.                         29,900     1,384,669
----------------------------------------------------------------------
Cimarex Energy Co.(a)                             76,700     1,510,990
----------------------------------------------------------------------
EOG Resources, Inc.                               36,200     1,353,156
----------------------------------------------------------------------
Evergreen Resources, Inc.(a)                      19,100       908,205
----------------------------------------------------------------------
XTO Energy, Inc.                                  44,333       864,493
======================================================================
                                                             9,282,224
======================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $18,347,355)                   19,171,783
======================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-50.15%

BERMUDA-3.71%

Nabors Industries, Ltd. (Oil & Gas
  Drilling)(a)                                    27,900     1,093,680
----------------------------------------------------------------------
Weatherford International Ltd. (Oil & Gas
  Equipment & Services)(a)                        11,300       454,599
======================================================================
                                                             1,548,279
======================================================================

CANADA-38.26%

Algonquin Power Income Fund (Electric
  Utilities)                                      94,200       572,323
----------------------------------------------------------------------
Bonavista Petroleum Ltd. (Oil & Gas
  Exploration & Production)(a)                    60,500     1,417,969
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
CANADA-(CONTINUED)

Canadian Oil Sands Trust (Oil & Gas
  Exploration & Production) (Acquired
  02/21/03; Cost $295,290)(a)(b)(c)               12,700   $   303,503
----------------------------------------------------------------------
Canadian Superior Energy, Inc. (Oil & Gas
  Exploration & Production)(a)                   716,000       739,174
----------------------------------------------------------------------
CE Franklin Ltd. (Oil & Gas Equipment &
  Services)(a)                                   117,200       246,120
----------------------------------------------------------------------
Cequel Energy Inc. (Oil & Gas Exploration &
  Production)(a)                                 250,000     1,098,633
----------------------------------------------------------------------
Clean Power Income Fund (Electric Utilities)     252,500     1,602,783
----------------------------------------------------------------------
Compton Petroleum Corp. (Oil & Gas
  Exploration & Production)(a)                   320,900     1,197,555
----------------------------------------------------------------------
Defiant Energy Corp. (Oil & Gas Exploration &
  Production)(a)                                 146,700       245,591
----------------------------------------------------------------------
Ensign Resource Service Group, Inc. (Oil &
  Gas Drilling)                                   42,600       546,466
----------------------------------------------------------------------
Minefinders Corp., Ltd. (Precious Metals &
  Minerals)(a)                                    67,600       367,801
----------------------------------------------------------------------
Nexen Inc. (Oil & Gas Exploration &
  Production)                                     30,100       598,389
----------------------------------------------------------------------
Oiltec Resources Ltd. (Oil & Gas Exploration
  & Production)(a)                               126,700       106,055
----------------------------------------------------------------------
Penn West Petroleum Ltd. (Oil & Gas
  Exploration & Production)(a)                    50,000     1,334,054
----------------------------------------------------------------------
Southwestern Resources Corp. (Precious Metals
  & Minerals)(a)                                  58,900       525,893
----------------------------------------------------------------------
Stuart Energy Systems Corp. (Electrical
  Components & Equipment)(a)                      97,200       202,726
----------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)       107,300     1,765,630
----------------------------------------------------------------------
Talisman Energy Inc. (Oil & Gas Exploration &
  Production)                                     45,700     1,824,366
----------------------------------------------------------------------
Western Oil Sands Inc.-Class A (Oil & Gas
  Exploration & Production)(a)                    62,300     1,073,389
----------------------------------------------------------------------
Zargon Oil & Gas Ltd. (Oil & Gas Exploration
  & Production)(a)                                29,000       189,139
======================================================================
                                                            15,957,559
======================================================================

CAYMAN ISLANDS-4.36%

Noble Corp. (Oil & Gas Drilling)(a)               31,300       968,735
----------------------------------------------------------------------
Transocean Inc. (Oil & Gas Drilling)              44,700       851,535
======================================================================
                                                             1,820,270
======================================================================

FRANCE-2.55%

Total S.A. (Integrated Oil & Gas)                  8,104     1,064,677
======================================================================

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

UNITED KINGDOM-1.27%

BP PLC (Integrated Oil & Gas)                     83,230   $   527,962
======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $20,688,851)                          20,918,747
======================================================================

MONEY MARKET FUNDS-3.37%

STIC Liquid Assets Portfolio(d)                  703,341       703,341
----------------------------------------------------------------------
STIC Prime Portfolio(d)                          703,341       703,341
======================================================================
    Total Money Market Funds (Cost
      $1,406,682)                                            1,406,682
======================================================================
TOTAL INVESTMENTS-99.48% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $40,442,888)                41,497,212
______________________________________________________________________
======================================================================

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-5.43%

STIC Liquid Assets Portfolio(d)(e)             1,133,285   $ 1,133,285
----------------------------------------------------------------------
STIC Prime Portfolio(d)(e)                     1,133,286     1,133,286
======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $2,266,571)                                      2,266,571
======================================================================
TOTAL INVESTMENTS-104.91% (Cost $42,709,459)                43,763,783
======================================================================
OTHER ASSETS LESS LIABILITIES-(4.91%)                       (2,049,604)
======================================================================
NET ASSETS-100.00%                                         $41,714,179
______________________________________________________________________
======================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The market value of this security at 04/30/03 represented 0.73% of the Fund's net assets. This security is considered to be illiquid.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $42,709,459)*                                 $43,763,783
-----------------------------------------------------------
Foreign currencies, at value (cost $88,535)          89,261
-----------------------------------------------------------
Receivables for:
  Investments sold                                  218,601
-----------------------------------------------------------
  Fund shares sold                                   94,102
-----------------------------------------------------------
  Dividends                                          20,887
-----------------------------------------------------------
  Due from advisor                                   29,078
-----------------------------------------------------------
Investment for deferred compensation plan             4,471
-----------------------------------------------------------
Other assets                                         19,042
===========================================================
     Total assets                                44,239,225
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                            149,419
-----------------------------------------------------------
  Deferred compensation plan                          4,471
-----------------------------------------------------------
  Collateral upon return of securities loaned     2,266,571
-----------------------------------------------------------
Accrued distribution fees                            34,695
-----------------------------------------------------------
Accrued trustees' fees                                  704
-----------------------------------------------------------
Accrued transfer agent fees                          26,332
-----------------------------------------------------------
Accrued operating expenses                           42,854
===========================================================
     Total liabilities                            2,525,046
===========================================================
Net assets applicable to shares outstanding     $41,714,179
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                   $66,818,832
-----------------------------------------------------------
Undistributed net investment income (loss)          (81,607)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign currencies  (26,080,981)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               1,057,935
===========================================================
                                                $41,714,179
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                         $26,839,248
___________________________________________________________
===========================================================
Class B                                         $12,733,031
___________________________________________________________
===========================================================
Class C                                         $ 2,141,900
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           2,288,672
___________________________________________________________
===========================================================
Class B                                           1,119,136
___________________________________________________________
===========================================================
Class C                                             188,099
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     11.73
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $11.73 divided by
       95.25%)                                  $     12.31
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     11.38
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     11.39
___________________________________________________________
===========================================================

* At April 30, 2003, securities with an aggregate market value of $2,232,860 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $21,269)         $  298,819
------------------------------------------------------------------------
Dividends from affiliated money market funds                      12,498
------------------------------------------------------------------------
Interest                                                             312
------------------------------------------------------------------------
Security lending income                                            2,652
========================================================================
    Total investment income                                      314,281
========================================================================

EXPENSES:

Advisory fees                                                    175,228
------------------------------------------------------------------------
Administrative services fees                                      24,795
------------------------------------------------------------------------
Custodian fees                                                    17,398
------------------------------------------------------------------------
Distribution fees -- Class A                                      56,487
------------------------------------------------------------------------
Distribution fees -- Class B                                      57,755
------------------------------------------------------------------------
Distribution fees -- Class C                                       8,992
------------------------------------------------------------------------
Transfer agent fees                                               91,212
------------------------------------------------------------------------
Trustees' fees                                                     4,178
------------------------------------------------------------------------
Professional fees                                                 52,271
------------------------------------------------------------------------
Other                                                             36,796
========================================================================
    Total expenses                                               525,112
========================================================================
Less: Fees waived and expenses paid indirectly                  (133,008)
========================================================================
    Net expenses                                                 392,104
========================================================================
Net investment income (loss)                                     (77,823)
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                           82,539
------------------------------------------------------------------------
  Foreign currencies                                             (39,524)
========================================================================
                                                                  43,015
========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        1,529,898
------------------------------------------------------------------------
  Foreign currencies                                                 100
========================================================================
                                                               1,529,998
========================================================================
Net gain from investment securities and foreign currencies     1,573,013
========================================================================
Net increase in net assets resulting from operations          $1,495,190
________________________________________________________________________
========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                               APRIL 30,     OCTOBER 31,
                                                                 2003           2002
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (77,823)   $  (105,851)
----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                             43,015     (4,124,801)
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           1,529,998      4,568,085
========================================================================================
    Net increase in net assets resulting from operations        1,495,190        337,433
========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (123,777)       (71,556)
----------------------------------------------------------------------------------------
  Class B                                                         (14,961)          (220)
----------------------------------------------------------------------------------------
  Class C                                                          (2,310)           (16)
========================================================================================
    Net increase (decrease) in net assets resulting from
     distributions                                               (141,048)       (71,792)
========================================================================================
Share transactions-net:
  Class A                                                       8,136,179      5,662,718
----------------------------------------------------------------------------------------
  Class B                                                       1,586,734     (1,624,200)
----------------------------------------------------------------------------------------
  Class C                                                         739,969        421,819
========================================================================================
    Net increase in net assets resulting from share
     transactions                                              10,462,882      4,460,337
========================================================================================
    Net increase in net assets                                 11,817,024      4,725,978
========================================================================================

NET ASSETS:

  Beginning of period                                          29,897,155     25,171,177
========================================================================================
  End of period                                               $41,714,179    $29,897,155
________________________________________________________________________________________
========================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Energy Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. To the extent that the annualized expense ratio does not exceed the contractual expense limitation AIM will retain the ability to be reimbursed for such fee waivers or reimbursements prior to the end of each committed period. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). During the six months ended April 30, 2003, AIM waived fees of $132,729.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $24,795 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $50,034 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B and Class C shares paid $56,487, $57,755 and $8,992, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2003, AIM Distributors retained $4,291 in front-end sales commissions from the sale of Class A shares and $500, $0 and $653 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $1,241 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $265 and reductions in custodian fees of $14 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $279.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM, which were parties to the line of credit could borrow on a first come, first served basis. The funds, which were party to the line of credit, were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.


NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $2,232,860 were on loan to brokers. The loans were secured by cash collateral of $2,266,571 received by the Portfolio and subsequently invested in affiliated money market funds. For the six months ended April 30, 2003 the Fund received fees of $2,652 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                    CAPITAL LOSS
EXPIRATION                                                          CARRYFORWARD
--------------------------------------------------------------------------------
October 31, 2006                                                    $20,054,017
--------------------------------------------------------------------------------
October 31, 2007                                                      1,450,461
--------------------------------------------------------------------------------
October 31, 2008                                                        338,540
--------------------------------------------------------------------------------
October 31, 2010                                                      4,180,954
================================================================================
Total capital loss carryforward                                     $26,023,972
________________________________________________________________________________
================================================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $70,858,512 and $60,501,520, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of investment securities           $1,724,265
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (808,233)
===============================================================================
Net unrealized appreciation of investment securities                 $  916,032
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $42,847,751.


NOTE 9--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                  SIX MONTHS ENDED                YEAR ENDED
                                                                   APRIL 30, 2003              OCTOBER 31, 2002
                                                              -------------------------    -------------------------
                                                               SHARES         AMOUNT        SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,509,454    $ 17,980,865    1,249,640    $ 14,281,178
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       397,760       4,487,974      505,919       5,786,626
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       123,554       1,381,944      308,554       3,384,904
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        10,183         117,614        6,136          62,830
--------------------------------------------------------------------------------------------------------------------
  Class B                                                         1,175          13,197           18             180
--------------------------------------------------------------------------------------------------------------------
  Class C                                                           184           2,070            1              12
====================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                        42,059         507,816      123,071       1,378,868
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       (46,106)       (507,816)    (127,313)     (1,378,868)
====================================================================================================================
Reacquired:
  Class A                                                      (902,178)    (10,470,116)    (905,005)    (10,060,158)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      (212,686)     (2,406,621)    (573,699)     (6,032,138)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       (57,636)       (644,045)    (278,055)     (2,963,097)
====================================================================================================================
                                                                865,763    $ 10,462,882      309,267    $  4,460,337
____________________________________________________________________________________________________________________
====================================================================================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              CLASS A
                                          --------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                              YEAR ENDED OCTOBER 31,
                                          APRIL 30,        ---------------------------------------------------------------
                                             2003           2002          2001          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 11.10         $ 10.58       $ 12.22       $ 12.12       $ 10.95       $ 20.65
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.01)          (0.01)(a)      0.05(a)       0.02(a)       0.02(a)      (0.11)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.72            0.59         (1.69)         0.08          1.15         (8.91)
==========================================================================================================================
    Total from investment operations          0.71            0.58         (1.64)         0.10          1.17         (9.02)
==========================================================================================================================
Less distributions:
  Dividends from net investment income       (0.08)          (0.06)           --            --            --         (0.19)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains         --              --            --            --            --         (0.49)
==========================================================================================================================
    Total distributions                      (0.08)          (0.06)           --            --            --         (0.68)
==========================================================================================================================
Net asset value, end of period             $ 11.73         $ 11.10       $ 10.58       $ 12.22       $ 12.12       $ 10.95
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                               6.37%           5.56%       (13.42)%        0.74%        10.68%       (45.02)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $26,839         $18,076       $12,224       $12,638       $15,664       $19,463
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                            2.00%(c)        2.00%         2.00%         2.00%         2.00%         1.98%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                         2.74%(c)        2.76%         2.84%         2.80%         2.30%         2.29%
==========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (0.25)%(c)      (0.13)%        0.45%         0.18%         0.19%        (0.75)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(d)                     179%            152%          189%          105%          123%          201%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $22,782,060.
(d)  Not annualized for periods less than one year.

                                                                              CLASS B
                                          --------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                              YEAR ENDED OCTOBER 31,
                                          APRIL 30,        ---------------------------------------------------------------
                                             2003           2002          2001          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 10.74         $ 10.23       $ 11.88       $ 11.84       $ 10.75       $ 20.37
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.04)          (0.07)(a)     (0.01)(a)     (0.04)(a)     (0.04)(a)     (0.18)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.70            0.58         (1.64)         0.08          1.13         (8.76)
==========================================================================================================================
    Total from investment operations          0.66            0.51         (1.65)         0.04          1.09         (8.94)
==========================================================================================================================
Less distributions:
  Dividends from net investment income       (0.02)          (0.00)           --            --            --         (0.19)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains         --              --            --            --            --         (0.49)
==========================================================================================================================
    Total distributions                      (0.02)          (0.00)           --            --            --         (0.68)
==========================================================================================================================
Net asset value, end of period             $ 11.38         $ 10.74       $ 10.23       $ 11.88       $ 11.84       $ 10.75
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                               6.11%           4.99%       (13.89)%        0.34%        10.14%       (45.25)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $12,733         $10,510       $12,010       $13,710       $20,019       $28,996
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                            2.50%(c)        2.50%         2.50%         2.50%         2.50%         2.48%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                         3.24%(c)        3.26%         3.34%         3.30%         2.80%         2.79%
==========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (0.75)%(c)      (0.63)%       (0.05)%       (0.32)%       (0.31)%       (1.25)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(d)                     179%            152%          189%          105%          123%          201%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $11,646,727.
(d)  Not annualized for periods less than one year.

                                                                                          CLASS C
                                                           ----------------------------------------------------------------------
                                                                                                                    MARCH 1, 1999
                                                           SIX MONTHS                                                (DATE SALES
                                                             ENDED               YEAR ENDED OCTOBER 31,             COMMENCED) TO
                                                           APRIL 30,        ---------------------------------        OCTOBER 31,
                                                              2003           2002         2001          2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $10.75         $10.24       $ 11.88       $11.84          $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.04)         (0.07)(a)     (0.01)(a)    (0.04)(a)       (0.03)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                0.70           0.58         (1.63)        0.08            1.87
=================================================================================================================================
    Total from investment operations                           0.66           0.51         (1.64)        0.04            1.84
=================================================================================================================================
Less dividends from net investment income                     (0.02)         (0.00)           --           --              --
=================================================================================================================================
Net asset value, end of period                               $11.39         $10.75       $ 10.24       $11.88          $11.84
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                6.10%          4.98%       (13.80)%       0.34%          18.40%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $2,142         $1,311       $   937       $  453          $   41
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                             2.50%(c)       2.50%         2.50%        2.50%           2.50%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                          3.24%(c)       3.26%         3.34%        3.30%           2.80%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                      (0.75)%(c)     (0.63)%       (0.05)%      (0.32)%         (0.31)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate()(e)                                    179%           152%          189%         105%            123%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,813,351.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 11--SUBSEQUENT EVENT

The Board of Trustees of AIM Investment Funds ("Seller") unanimously approved, on June 11, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which AIM Global Energy Fund ("Selling Fund"), a series of Seller, would transfer all of its assets to INVESCO Energy Fund ("Buying Fund"), a series of INVESCO Sector Funds, Inc. ("the Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

  The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around September 25, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

  Effective on or about October 1, 2003, it is anticipated that Selling Fund will be closed to new investors.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                OFFICERS                        OFFICE OF THE FUND

Robert H. Graham                 Robert H. Graham                11 Greenway Plaza
                                 Chairman and President          Suite 100
Mark H. Williamson                                               Houston, TX 77046
                                 Mark H. Williamson
Frank S. Bayley                  Executive Vice President        INVESTMENT ADVISOR

Bruce L. Crockett                Kevin M. Carome                 A I M Advisors, Inc.
                                 Senior Vice President           11 Greenway Plaza
Albert R. Dowden                                                 Suite 100
                                 Gary T. Crum                    Houston, TX 77046
Edward K. Dunn Jr.               Senior Vice President
                                                                 TRANSFER AGENT
Jack M. Fields                   Dana R. Sutton
                                 Vice President and Treasurer    A I M Fund Services, Inc.
Carl Frischling                                                  P.O. Box 4739
                                 Stuart W. Coco                  Houston, TX 77210-4739
Prema Mathai-Davis               Vice President
                                                                 CUSTODIAN
Lewis F. Pennock                 Melville B. Cox
                                 Vice President                  State Street Bank and Trust Company
Ruth H. Quigley                                                  225 Franklin Street
                                 Edgar M. Larsen                 Boston, MA 02110
Louis S. Sklar                   Vice President
                                                                 COUNSEL TO THE FUND
                                 Nancy L. Martin
                                 Secretary                       Ballard Spahr
                                                                 Andrews & Ingersoll, LLP
                                                                 1735 Market Street
                                                                 Philadelphia, PA 19103

                                                                 COUNSEL TO THE TRUSTEES

                                                                 Kramer, Levin, Naftalis & Frankel LLP
                                                                 919 Third Avenue
                                                                 New York, NY 10022

                                                                 DISTRIBUTOR

                                                                 A I M Distributors, Inc.
                                                                 11 Greenway Plaza
                                                                 Suite 100
                                                                 Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--


DOMESTIC EQUITY                           INTERNATIONAL/GLOBAL EQUITY                        FIXED INCOME

AIM Aggressive Growth Fund                AIM Asia Pacific Growth Fund(2)                    TAXABLE
AIM Balanced Fund*                        AIM Developing Markets Fund
AIM Basic Balanced Fund*                  AIM European Growth Fund(2)                        AIM Floating Rate Fund
AIM Basic Value Fund                      AIM European Small Company Fund                    AIM High Yield Fund
AIM Blue Chip Fund                        AIM Global Aggressive Growth Fund                  AIM Income Fund
AIM Capital Development Fund              AIM Global Growth Fund                             AIM Intermediate Government Fund
AIM Charter Fund                          AIM Global Trends Fund                             AIM Limited Maturity Treasury Fund(6,7)
AIM Constellation Fund                    AIM Global Value Fund(5)                           AIM Money Market Fund
AIM Dent Demographic Trends Fund          AIM International Core Equity Fund(2)              AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)          AIM International Emerging Growth Fund             AIM Total Return Bond Fund
AIM Emerging Growth Fund                  AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund                                                               TAX-FREE
AIM Large Cap Growth Fund                 SECTOR EQUITY
AIM Libra Fund                                                                               AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund              AIM Global Energy Fund                             AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund(2)           AIM Global Financial Services Fund                 AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund                   AIM Global Health Care Fund                        AIM Tax-Free Intermediate Fund(6,7)
AIM Opportunities I Fund(2,3)             AIM Global Science and Technology Fund(2)
AIM Opportunities II Fund(2,3)            AIM Global Utilities Fund
AIM Opportunities III Fund(2,3)           AIM New Technology Fund
AIM Premier Equity Fund(2)                AIM Real Estate Fund
AIM Premier Equity II Fund(2)
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund


*Domestic equity and income fund


                    YOUR GOALS. OUR SOLUTIONS.--Servicemark--

    Mutual   Retirement   Annuities   College   Separately   Offshore   Alternative    Cash
    Funds    Products                 Savings   Managed      Products   Investments    Management
                                      Plans     Accounts

                                             (AIM INVESTMENTS LOGO APPEARS HERE)
                                                       --Servicemark--

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.

                                                                       GEN-SAR-1
AIMinvestments.com

                                                                      APPENDIX X


MARCH 31, 2003

ANNUAL REPORT

INVESCO SECTOR FUNDS, INC.

ENERGY FUND

FINANCIAL SERVICES FUND

GOLD & PRECIOUS METALS FUND

HEALTH SCIENCES FUND

LEISURE FUND

REAL ESTATE OPPORTUNITY FUND

TECHNOLOGY FUND

TELECOMMUNICATIONS FUND

UTILITIES FUND

"OVERALL, DEMAND FOR HEALTH CARE SERVICES AND PRODUCTS REMAINS HIGH."
SEE PAGE 11

[INVESCO ICON] INVESCO(R)

FELLOW SHAREHOLDER:

[PHOTGRAPH OF RAYMOND R. CUNNINGHAM OMMITTED]

LESSONS LEARNED

After an auspicious start to 2003 during which the Dow Jones Industrials gained 5% in the first three days of trading, the stock market backed down amid war worries. Once again, what had seemed like the beginning of a sustained rebound turned out to be a false start. You could almost hear the collective groan from investors, and, admittedly, I joined in.

But then I stepped back for a view of the big picture. Has the market's behavior over the past year been frustrating? Undeniably. However, it's also been instructive, and I believe that those of us who pay attention to the downturn's lessons will come out ahead in the long run.

The first lesson the bear market has reinforced is the importance of defining and maintaining an investment plan. This plan should accommodate your risk tolerance, time horizon, and long-term goals -- and it should be built to last.

That's not to say it doesn't need fine-tuning now and again. The lesson of diversification always deserves review. As we've seen this past decade, a variety of investments -- from Treasuries to aggressive growth stocks -- constantly vie for leadership, and there's never just one winner over time. The last few years have also reinforced the lesson that adequate diversification requires occasional rebalancing. Many investors made the mistake of letting portfolios become overly stock-heavy during the late 1990s, and then came to regret this lapse when bonds surged ahead in the new millennium.

Similarly, history says it would be a mistake to neglect stocks now. Don't forget that, while the past few years have been tough on equities, they still deserve a place in every long-term investor's portfolio. After all, stocks have historically outpaced inflation by a far greater margin than bonds. For example, in surveying the 50-year period ended December 31, 2002, stock returns exceeded inflation by 7.16%, compared with 2.37% for bonds.*

Perhaps one of the greatest lessons we can learn from the current downturn is that it's tough to go it alone. Now more than ever, it helps to have a trusted financial advisor to turn to for advice and assistance. It's not enough to recognize history's lessons -- we also need to put them to good use so we're better prepared to meet tomorrow's challenges.

Sincerely,

/s/Raymond R. Cunningham
------------------------
Ray Cunningham
President and CEO, INVESCO Funds Group, Inc.

*PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. SOURCES: STANDARD & POOR'S(R); FEDERAL RESERVE. STOCKS ARE REPRESENTED BY THE TOTAL RETURNS OF THE S&P 500 INDEX(R), AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET; BONDS BY LONG-TERM TREASURIES (10+ YEARS); INFLATION BY THE CONSUMER PRICE INDEX. TREASURY BILLS ARE GUARANTEED BY THE FULL FAITH CREDIT OF THE U.S. GOVERNMENT AS TO THE TIMELY PAYMENT OF PRINCIPAL AND INTEREST. STOCKS ARE NOT GUARANTEED. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX. INDEXES ARE UNMANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH MUTUAL FUND INVESTING.

                                  INVESCO SECTOR FUNDS, INC. TOTAL RETURN, PERIODS ENDED 3/31/03

                                                                                                                         Manager's
                                                                Cumulative                           10 years+ or         Report
Fund (Inception)                                                 6 Months     1 year   5 years+    Since Inceptiono       Page #
----------------------------------------------------------------------------------------------------------------------------------
ENERGY FUND - CLASS A (4/02) WITH SALES CHARGE                      2.93%     (17.32%)     N/A        (17.32%)o^             3
ENERGY FUND - CLASS B (4/02) WITH CDSC                              3.51%     (18.24%)     N/A        (18.24%)o^             3
ENERGY FUND - CLASS C (2/00) WITH CDSC                              7.44%     (14.33%)     N/A          7.26%o+              3
ENERGY FUND - CLASS K (12/00)                                       8.74%     (13.52%)     N/A         (3.16%)o+             3
ENERGY FUND - INVESTOR CLASS (1/84)                                 8.80%     (12.72%)    5.35%         8.93%                3
FINANCIAL SERVICES FUND - CLASS A (4/02) WITH SALES CHARGE         (5.88%)    (26.62%)     N/A        (26.62%)o^             5
FINANCIAL SERVICES FUND - CLASS B (4/02) WITH CDSC                 (5.75%)    (27.48%)     N/A        (27.48%)o^             5
FINANCIAL SERVICES FUND - CLASS C (2/00) WITH CDSC                 (1.96%)    (24.22%)     N/A          0.18%o+              5
FINANCIAL SERVICES FUND - CLASS K (12/00)                          (0.48%)    (22.62%)     N/A         (9.90%)o+             5
FINANCIAL SERVICES FUND - INVESTOR CLASS (6/86)                    (0.45%)    (22.39%)   (1.20%)       10.38%                5
GOLD & PRECIOUS METALS FUND - CLASS A (4/02) WITH SALES CHARGE     (9.13%)     (1.24%)     N/A         (1.24%)o^             8
GOLD & PRECIOUS METALS FUND - CLASS B (4/02) WITH CDSC             (8.63%)     (0.63%)     N/A         (0.63%)o^             8
GOLD & PRECIOUS METALS FUND - CLASS C (2/00) WITH CDSC             (4.82%)      3.13%      N/A         13.72%o+              8
GOLD & PRECIOUS METALS FUND - INVESTOR CLASS (1/84)                (3.61%)      4.80%    (0.95%)       (3.25%)               8
HEALTH SCIENCES FUND - CLASS A (4/02) WITH SALES CHARGE            (8.86%)    (23.39%)     N/A        (23.39%)o^            10
HEALTH SCIENCES FUND - CLASS B (4/02) WITH CDSC                    (8.84%)    (24.39%)     N/A        (24.39%)o^            10
HEALTH SCIENCES FUND - CLASS C (2/00) WITH CDSC                    (5.24%)    (21.16%)     N/A        (10.81%)o+            10
HEALTH SCIENCES FUND - CLASS K (12/00)                             (3.94%)    (19.50%)     N/A        (15.39%)o+            10
HEALTH SCIENCES FUND - INVESTOR CLASS (1/84)                       (3.58%)    (18.99%)    0.15%        11.34%               10
LEISURE FUND - CLASS A (4/02) WITH SALES CHARGE                    (4.01%)    (25.10%)     N/A        (25.10%)o^            13
LEISURE FUND - CLASS B (4/02) WITH CDSC                            (3.78%)    (26.33%)     N/A        (26.33%)o^            13
LEISURE FUND - CLASS C (2/00) WITH CDSC                             0.01%     (22.65%)     N/A         (6.91%)o+            13
LEISURE FUND - CLASS K (12/01)                                      1.18%     (21.14%)     N/A        (11.75%)o^            13
LEISURE FUND - INVESTOR CLASS (1/84)                                1.51%     (20.87%)    7.87%        12.29%               13
REAL ESTATE OPPORTUNITY FUND - CLASS A (4/02) WITH SALES CHARGE    (3.80%)     (6.88%)     N/A         (6.88%)o^            15
REAL ESTATE OPPORTUNITY FUND - CLASS B (4/02) WITH CDSC            (3.45%)     (6.94%)     N/A         (6.94%)o^            15
REAL ESTATE OPPORTUNITY FUND - CLASS C (2/00) WITH CDSC             0.48%      (2.81%)     N/A          7.56%o+             15
REAL ESTATE OPPORTUNITY FUND - INVESTOR CLASS (1/97)                1.83%      (1.12%)   (1.15%)        2.20%o+             15
TECHNOLOGY FUND - CLASS A (4/02) WITH SALES CHARGE                  6.93%     (47.23%)     N/A        (47.23%)o^            17
TECHNOLOGY FUND - CLASS B (4/02) WITH CDSC                          7.64%     (49.62%)     N/A        (49.62%)o^            17
TECHNOLOGY FUND - CLASS C (2/00) WITH CDSC                         11.65%     (45.87%)     N/A        (42.30%)o+            17
TECHNOLOGY FUND - CLASS K (12/00)                                  12.62%     (44.47%)     N/A        (42.11%)o+            17
TECHNOLOGY FUND - INSTITITUTIONAL CLASS (12/98)                    13.33%     (43.94%)     N/A        (12.43%)o+            17
TECHNOLOGY FUND - INVESTOR CLASS (1/84)                            12.82%     (44.43%)   (9.05%)        5.72%               17
TELECOMMUNICATIONS FUND - CLASS A (4/02) WITH SALES CHARGE          0.64%     (39.45%)     N/A        (39.45%)o^            20
TELECOMMUNICATIONS FUND - CLASS B (4/02) WITH CDSC                  1.62%     (41.17%)     N/A        (41.17%)o^            20
TELECOMMUNICATIONS FUND - CLASS C (2/00) WITH CDSC                  5.63%     (37.20%)     N/A        (47.24%)o+            20
TELECOMMUNICATIONS FUND - CLASS K (12/00)                           7.05%     (35.77%)     N/A        (48.09%)o+            20
TELECOMMUNICATIONS FUND - INVESTOR CLASS (8/94)                     7.13%     (35.60%)  (15.09%)        1.36%o+             20
UTILITIES FUND - CLASS A (4/02) WITH SALES CHARGE                  (1.91%)    (25.39%)     N/A        (25.39%)o^            23
UTILITIES FUND - CLASS B (4/02) WITH CDSC                          (1.63%)    (26.67%)     N/A        (26.67%)o^            23
UTILITIES FUND - CLASS C (2/00) WITH CDSC                           1.98%     (22.85%)     N/A        (22.75%)o+            23
UTILITIES FUND - INVESTOR CLASS (6/86)                              3.75%     (20.99%)   (7.64%)        3.07%               23

*PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE FUNDS' CLASS A PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGE OF 5.50%. THE FUNDS' CLASS B AND CLASS C PERFORMANCE REFLECTS THE DEDUCTION OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIODS SHOWN. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC OF CLASS C SHARES IS 1% FOR THE FIRST 13 MONTHS AFTER PURCHASE. THE PERFORMANCE OF THE FUND'S INVESTOR CLASS, INSTITUTIONAL CLASS, CLASS A, CLASS B, CLASS C AND CLASS K SHARES WILL DIFFER DUE TO THE DIFFERENT SALES CHARGE STRUCTURES AND EXPENSES. INVESTOR CLASS SHARES ARE CLOSED TO NEW INVESTORS AND ARE OFFERED TO GRANDFATHERED INVESTORS AS OF APRIL 1, 2002.

PERFORMANCE INFORMATION PROVIDED IN THIS REPORT DOES NOT REFLECT THE DEDUCTION OF TAXES SHAREHOLDERS PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

+AVERAGE ANNUALIZED

^NOT ANNUALIZED

oFOR FUNDS OR SHARE CLASSES INTRODUCED MORE RECENTLY

SECTOR FUNDS MAY EXPERIENCE GREATER SHORT-TERM PRICE VOLATILITY THAN MORE DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S.(R)

TABLE OF CONTENTS

LETTER FROM THE PRESIDENT AND CEO............1

FUND REPORTS.................................3

AN INTERVIEW WITH TOM WALD..................25

MARKET HEADLINES............................27

INVESTMENT HOLDINGS.........................28

FINANCIAL STATEMENTS........................51

NOTES TO FINANCIAL STATEMENTS...............75

FINANCIAL HIGHLIGHTS........................86

OTHER INFORMATION..........................120

YOUR FUND'S REPORT

ENERGY FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

The annual reporting period ended March 31, 2003, was characterized by a sluggish economy, concerns over corporate accounting practices, and uncertainty stemming from the tense geopolitical climate -- factors which weighed on stocks from all sectors of the market, including energy. Against this backdrop, the value of Energy Fund-Investor Class shares lost 12.72%. However, this return significantly outperformed the S&P 500 Index,(R) which declined 24.75% during that same period. (Of course, past performance is not a guarantee of future results.)(1),(2) For performance of other share classes, please see page 2.

--------------------------------------------------------------------------------
                                 ENERGY FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 3/31/03
--------------------------------------------------------------------------------

Murphy Oil......................................5.27%
BP PLC Sponsored ADR Representing 6 Ord Shrs....4.23%
Nabors Industries Ltd...........................4.12%
Pioneer Natural Resources.......................4.04%
Talisman Energy.................................3.66%
Apache Corp.....................................3.56%
Conoco Phillips.................................3.52%
Enbridge Energy International LLC...............3.48%
Weatherford International Ltd...................3.45%
TotalFinaElf Sponsored ADR
Representing 1/2 Ord Shr........................3.45%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

FUNDAMENTALS STILL KEY TO LONG-TERM GROWTH

Over the course of the fiscal year, commodity prices soared, increasing by about 50% during the reporting period. This was partially the result of worries regarding the situation in Iraq, as well as disruptions in oil output due to strikes in Venezuela, and, later in the period, an outbreak of violence in Nigeria. Meanwhile, a cold winter made for strong demand for natural gas.

LINE GRAPH:  INVESCO ENERGY FUND - INVESTOR CLASS GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Energy Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(R)(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 3/31/03.

      INVESCO ENERGY FUND - INVESTOR CLASS              S&P 500 INDEX(R)(2)

3/93  $10,000                                           $10,000
3/94  $ 9,506                                           $10,146
3/95  $ 9,364                                           $11,723
3/96  $11,524                                           $15,482
3/97  $14,717                                           $18,551
3/98  $18,128                                           $27,448
3/99  $14,642                                           $32,523
3/00  $22,427                                           $38,354
3/01  $27,606                                           $30,043
3/02  $26,948                                           $30,115
3/03  $23,520                                           $22,661

Yet even as commodity prices rose, energy stocks declined for the year -- further proof that the two are not necessarily as correlated as some investors would believe. In fact, we view short-term moves in commodity prices as relatively inconsequential. Over the past five years, the average price-per-barrel for crude oil has been in the neighborhood of $23 (versus $17 to $18 throughout the majority of the 1990s), and we expect it to level off around $25 once the war is over and investors realize that Iraq, which is capable of producing only 2.8 million barrels per day, is not likely to flood the market.

More important, we believe, are the compelling underlying fundamentals at work in the energy sector. Driven by ever-growing demand, oil inventories continued to move lower this past year, reaching below-normal levels as of March 31. Indeed, the U.S. economy's reliance on inexpensive and dependable energy sources for future economic expansion has shown no signs of abating. Just 15 years ago, the world consumed 58 million barrels of crude oil per day. So far in 2003, we are using an average of nearly 78 million barrels per day -- more than ever before. Furthermore, excess capacity (100% of which is in OPEC countries) is currently at a 4% level versus 25% 15 years ago. Unlike the many sectors facing overcapacity problems, we are now faced with the challenge of building up capacity in the energy sector, given the tight supply/demand fundamentals for oil. This challenge defines a long-term trend that we expect to see for some time in the oil business.

Fundamentals in the natural gas industry worked to the fund's advantage over the annual period. Prices increased as a result of production declines that seem to be deepening due to increasing depletion rates, and we finished the winter months with some of the lowest natural gas inventories in history. There simply has not been enough capital spending on drilling to keep up with demand, given that consumption of natural gas in the U.S. has risen sharply over the past decade. And because 95% of new electrical plants are fueled by natural gas, we believe that the demand for it will only increase as the country takes steps to expand electrical capacity.

STRONG STOCK SELECTION BENEFITS PERFORMANCE

A number of key holdings in the fund outperformed the broad market for the annual period. For example, the fund's largest position and a longtime holding, Murphy Oil, enjoyed a solid gain. During the first half of the year, the company was recognized for a major new oil discovery in Malaysia. This discovery only enhanced our already high opinion of Murphy, a company that we believe can succeed in almost any market environment. We think it's telling that Murphy's production growth is already locked in place for every year of this decade except one (and that year is expected to be locked in place soon), and are also pleased to report that, as of March 31, 2003, the firm was providing a dividend yield of approximately 2%.

GROWTH IN CONSUMPTION

As the strikes in Venezuela and problems in Nigeria proved this past year, inventories are so tight, any disruption in output is enough to remind investors of how important it is to build energy capacity. Furthermore, we're seeing incredible growth of consumption in developing areas -- namely China, a nation where automobile usage has been trending markedly higher in recent years.

The underlying dynamics driving energy prices and industry earnings worldwide are as favorable as ever, and in an expanding economy this will become even more evident. Consequently, we believe that the energy industry is entering a multiyear cycle of capacity expansion -- one that will provide ample opportunities for a variety of firms going forward.

LINE GRAPH: INVESCO ENERGY FUND - CLASS A & B GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Energy Fund - Class A and the value of a $10,000 investment in INVESCO Energy Fund - Class B to the value of a $10,000 investment in the S&P 500 Index(R)(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Energy Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 3/31/03.

      INVESCO ENERGY FUND - CLASS A       INVESCO ENERGY FUND - CLASS B       S&P 500 INDEX(R)(2)
4/02  $10,000                             $10,000                             $10,000
3/03  $ 8,268                             $ 8,176                             $ 7,525

LINE GRAPH:  INVESCO ENERGY FUND - CLASS C GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Energy Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(R)(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Energy Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 3/31/03.

      INVESCO ENERGY FUND - CLASS C             S&P 500 INDEX(2)

2/00  $10,000                                   $10,000
3/00  $12,112                                   $10,978
3/01  $14,818                                   $ 8,599
3/02  $14,364                                   $ 8,620
3/03  $12,449                                   $ 6,486

LINE GRAPH:  INVESCO ENERGY FUND - CLASS K GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Energy Fund - Class K to the value of a $10,000 investment in the S&P 500 Index(R)(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 3/31/03.

      INVESCO ENERGY FUND - CLASS K             S&P 500 INDEX(R)(2)

12/00 $10,000                                   $10,000
3/01  $11,706                                   $ 8,858
3/02  $10,728                                   $ 8,879
3/03  $ 9,278                                   $ 6,682

(1)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(2)THE S&P 500 INDEX(R) IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

PIE CHART:  ENERGY FUND
            INDUSTRY BREAKDOWN
            AS OF 3/31/03
            [PIE CHART]

            % OF TOTAL NET ASSETS

            Oil & Gas Equipment & Services......28.73%
            Integrated Oil & Gas................25.06%
            Oil & Gas Exploration, Production
            & Transportation....................21.65%
            Oil & Gas Drilling..................11.09%
            Oil & Gas Refining & Marketing.......5.71%
            Natural Gas Pipelines................3.48%
            Gas Utilities........................0.60%
            Net Cash & Cash Equivalents......... 3.68%

FUND MANAGEMENT

[PHOTOGRAPH OF JOHN S. SEGNER OMITTED]

JOHN S. SEGNER

JOHN SEGNER IS A SENIOR VICE PRESIDENT OF INVESCO FUNDS GROUP. HE RECEIVED A BS FROM THE UNIVERSITY OF ALABAMA AND AN MBA FROM THE UNIVERSITY OF TEXAS AT AUSTIN. BEFORE JOINING INVESCO IN 1997, JOHN SERVED AS MANAGING DIRECTOR AND PRINCIPAL FOR THE MITCHELL GROUP. HE ALSO PREVIOUSLY HELD ENGINEERING RESPONSIBILITIES WITH TEXACO INC., AND FINANCIAL RESPONSIBILITIES WITH AMERADA HESS CORP. AND FIRST TENNESSEE NATIONAL CORP. JOHN BEGAN HIS INVESTMENT CAREER IN 1980.

YOUR FUND'S REPORT

FINANCIAL SERVICES FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

Market conditions for stocks were punishing during the annual period ended March 31, 2003, as evidenced by double-digit losses for the major stock indexes. Corporate accounting fraud was the dominant theme in the first part of the period, with news of earnings inflation perpetrated by WorldCom (not a fund holding) and other high-profile companies deepening investors' distrust of corporate America. Although these headlines faded somewhat as summer came to an end, the economy's progress remained slow through fall and winter, as a host of geopolitical concerns kept investors on edge. Particularly influential was the uncertainty surrounding the situation with Iraq, which by mid-March culminated in war.

In this unfavorable climate, all sectors -- including financial services -- retreated. As a result, Financial Services Fund-Investor Class shares lost 22.39% during the one-year period ended March 31, 2003. Although the fund outperformed the broader S&P 500 Index,(R) which lost 24.75%, it slightly lagged the S&P 500 Financials Index,(R) which declined by 21.71% during that same period. (Of course, past performance is not a guarantee of future results.)(3),(4) For performance of other share classes, please see page 2.

--------------------------------------------------------------------------------
                           FINANCIAL SERVICES FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 3/31/03
--------------------------------------------------------------------------------

Bank of America..............................................6.14%
Wells Fargo & Co.............................................5.45%
Citigroup Inc................................................5.37%
Merrill Lynch & Co...........................................5.08%
American International Group.................................4.80%
Wachovia Corp................................................3.79%
Lehman Brothers Holdings.....................................3.10%
Fifth Third Bancorp..........................................2.81%
American Express.............................................2.71%
Ambac Financial Group........................................2.68%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

REGIONAL BANKS, INSURERS OUTPERFORM ON RELATIVE BASIS

Although all financial industry groups were down for the year, regional banks, property/casualty insurers, and reinsurers fared the best on a relative basis. Some stocks representing these areas managed gains despite the difficult conditions. For example, Bank of America, the fund's largest holding as of 3/31/03, advanced over the course of the year. The company is a successful turnaround story, as it has moved from an acquisition-oriented approach to a strategy centered on internal growth and strong customer service. During the annual period, the company's core businesses of consumer and commercial banking (constituting two-thirds of profits) contributed to solid earnings growth in a challenging environment. Furthermore, we believe that Bank of America's more market-sensitive businesses, such as asset management, equity investments, and global corporate investment banking, are positioned to perform well once the economy finally stabilizes.

On the other hand, despite strong fundamentals, fund holding Fifth Third Bancorp underperformed its banking industry peers this past year due to regulatory scrutiny. This past March, Fifth Third announced that it had entered into a written agreement with the Federal Reserve aimed at strengthening internal controls and risk management processes. Given that the fundamentals of the company remain strong, the agreement does not impair Fifth Third's day-to-day operations, and the agreement does not restrict dividends and buy-backs, we remain shareholders.

In the property/casualty insurance and reinsurance industries, a combination of significant price increases and a low level of catastrophes during the fund's fiscal year helped a number of holdings. An especially strong stock for the fund was reinsurance company RenaissanceRe Holdings Ltd, which delivered earnings growth well ahead of expectations. In addition, the company has been capitalizing on the turmoil in the marketplace to grow new lines of business. The fund also benefited from our opportunistic purchase of St Paul in the summer when the company's valuation was attractive due to concerns over asbestos claims and their capital position.

LINE GRAPH:  INVESCO FINANCIAL SERVICES FUND - INVESTOR CLASS, GROWTH OF
             $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Financial Services Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(R)(4), and to the value of a $10,000 investment in the S&P Financials Index(R)(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 3/31/03.

      INVESCO FINANCIAL SERVICES        S&P 500 INDEX(R)(4)     S&P FINANCIALS INDEX(R)(4)
      FUND - INVESTOR CLASS
3/93  $10,000                           $10,000                 $10,000
3/94  $ 9,766                           $10,146                 $ 9,636
3/95  $10,467                           $11,723                 $10,945
3/96  $14,873                           $15,482                 $16,230
3/97  $18,105                           $18,551                 $21,144
3/98  $28,526                           $27,448                 $33,668
3/99  $30,208                           $32,523                 $35,880
3/00  $29,955                           $38,354                 $35,593
3/01  $33,326                           $30,043                 $39,494
3/02  $34,598                           $30,115                 $41,168
3/03  $26,850                           $22,661                 $32,230

LINE GRAPH: INVESCO FINANCIAL SERVICES FUND - CLASS A & B, GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Financial Services Fund - Class A and the value of a $10,000 investment in INVESCO Financial Services Fund - Class B to the value of a $10,000 investment in the S&P 500 Index(R)(4), and to the value of a $10,000 investment in the S&P Financials Index(R)(4) assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Financial Services Fund
- Class A and Class B inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 3/31/03.

      INVESCO FINANCIAL                 INVESCO FINANCIAL               S&P 500 INDEX(R)(4)     S&P FINANCIALS INDEX(R)(4)
      SERVICES FUND - CLASS A           SERVICES FUND - CLASS B
4/02  $10,000                           $10,000                         $10,000                 $10,000
3/03  $ 7,338                           $ 7,252                         $ 7,525                 $ 7,829

LINE GRAPH:  INVESCO FINANCIAL SERVICES FUND - CLASS C, GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Financial Services Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(R)(4), and to the value of a $10,000 investment in the S&P Financials
Index(R)(4), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Financial Services Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 3/31/03.

      INVESCO FINANCIAL SERVICES        S&P 500 INDEX(R)(4)     S&P FINANCIALS INDEX(R)(4)
      FUND - CLASS C
2/00  $10,000                           $10,000                 $10,000
3/00  $11,472                           $10,978                 $11,855
3/01  $12,718                           $ 8,599                 $13,154
3/02  $13,098                           $ 8,620                 $13,712
3/03  $10,056                           $ 6,471                 $10,776

Select holdings within financial services bolstered the fund's performance as well. One key positive contributor was SLM Corp (Sallie Mae), which posted a double-digit gain for the year on strong earnings and sound fundamentals in the non-cyclical student lending industry.

MARKET-SENSITIVE FINANCIALS ENCOUNTER FUNDAMENTAL AND REGULATORY ROADBLOCKS

During the year, heightened regulatory scrutiny and investor skepticism took a toll on a variety of companies across the sector. The companies most affected were those involved with the investment banking and brokerage businesses. However, even better performing groups like insurers encountered increased pressure from rating agencies, and commercial banking and consumer finance companies also faced more stringent regulatory standards. Throughout the period, anemic capital markets also pressured firms with market-sensitive revenues. Indeed, year-over-year global equity issuance as of March 31, 2003, was down by 40%, mergers and acquisition activity fell off by 25%, and broad equity market indexes, such as the S&P 500(R) and the Nasdaq Composite Index, were down over 20%.

Meanwhile, political and regulatory problems presented a host of obstacles. Investigations by the Securities and Exchange Commission (SEC) and New York Attorney General -- as well as a Congressional inquiry last July related to investment banks' research practices and their involvement in companies like Enron and WorldCom (not fund holdings) -- created bad publicity for investment banks.

PIE CHART:  FINANCIAL SERVICES FUND
            INDUSTRY BREAKDOWN
            AS OF 3/31/03
            [PIE CHART]

            % OF TOTAL NET ASSETS

            Banks.........................................39.50%
            Diversified Financial Services................14.19%
            Investment Adviser/Broker
            Dealer Services...............................13.55%
            Multi-Line Insurance...........................6.78%
            Property & Casualty Insurance..................5.79%
            Consumer Finance...............................5.17%
            Reinsurance....................................4.58%
            Life & Health Insurance........................2.88%
            Insurance Brokers..............................2.23%
            Real Estate Investment Trusts..................1.67%
            Data Processing Services.......................0.17%
            Net Cash & Cash Equivalents....................3.49%

FUND MANAGEMENT

[PHOTOGRAPH OF JOSEPH W. SKORNICKA OMITTED]

JOSEPH W. SKORNICKA, CFA

JOE SKORNICKA IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. PRIOR TO JOINING INVESCO, JOE WAS A SENIOR EQUITY ANALYST AND FUND MANAGER WITH MUNDER CAPITAL MANAGEMENT AND AN ASSISTANT VICE PRESIDENT FOR COMERICA INCORPORATED. HE IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER, AND HOLDS AN MBA FROM THE UNIVERSITY OF MICHIGAN AND A BA FROM MICHIGAN STATE UNIVERSITY.

Although some progress has been made in resolving these troubles, holdings like Merrill Lynch & Co and Citigroup Inc weighed on the fund's performance during the period. Merrill was subjected to its share of bad press as the New York Attorney General singled it out in his campaign to reform investment banks. As for Citigroup, its diversity worked against it. Almost every negative headline seemed to have some relevance to Citigroup, since the company operates such a wide array of financial businesses. Nevertheless, we opted to stay invested in these companies, since we believe that they are strong enough to prosper over time.

FINANCIALS STILL APPEAR ATTRACTIVE

We still believe the financial services sector remains attractive for three primary reasons: demographics, consolidation and valuation. On demographics, the aging of the Baby Boomers is well known. We believe this trend will continue to benefit many industries within the sector including asset management, investment banking and brokerage, life insurance, and commercial banking. As for consolidation, after seeing a slowing in 2001 and 2002 due to economic and market weakness, as well as corporate scandals, we have seen an increase in activity over the past six months. This includes Household International selling to HSBC Holdings PLC, Skandia AB selling its U.S. annuity business to Prudential Financial Inc, Credit Suisse Group selling its clearing business to the Bank of New York, and two regional bank acquisitions by BB&T Corp and Mercantile
Bankshares (not fund holdings). As the economy stabilizes, we believe consolidation will accelerate in the sector, as the benefits of scale are just too important. Finally, on valuation, despite the fund outperforming the S&P 500 Index(R) for the trailing 1-, 5- and 10-year periods as of 3/31/03, financials still sold at a significant discount on a forward price-earnings basis to the S&P 500.(R)

LINE GRAPH:  INVESCO FINANCIAL SERVICES FUND - CLASS K, GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Financial Services Fund - Class K to the value of a $10,000 investment in the S&P 500 Index(R)(4), and to the value of a $10,000 investment in the S&P Financials
Index(R)(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 3/31/03.

      INVESCO FINANCIAL SERVICES        S&P 500 INDEX(R)(4)     S&P FINANCIALS INDEX(R)(4)
      FUND - CLASS K
12/00 $10,000                           $10,000                 $10,000
3/01  $ 9,803                           $ 8,858                 $ 9,853
3/02  $10,135                           $ 8,879                 $10,271
3/03  $ 7,842                           $ 6,682                 $ 8,041

DIVERSIFICATION AND A LONG-TERM FOCUS CRUCIAL IN AN UNCERTAIN MARKET

Although we believe the economy will gradually strengthen once the conflict with Iraq is resolved, we are exercising caution. Above all else, we remain committed to maintaining our focus on long-term corporate fundamentals. Industry diversification is an important part of our strategy as well. While we will overweight and underweight industries based on our bottom-up individual company research and top-down industry views, we will also stay diversified across the major industries within the sector. As we see more sure signs of an economic recovery, we may choose to position the fund more aggressively into the sector's more market- and economically-sensitive industries.

(3)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEXES DO NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED THEIR PERFORMANCE.

(4)THE S&P 500 INDEX(R) IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE S&P 500 FINANCIALS INDEX(R) REFLECTS THE FINANCIAL SERVICES SECTOR OF THE S&P 500 Index(R). THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

YOUR FUND'S REPORT

GOLD & PRECIOUS METALS FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

Although gold stocks fell prey to profit-taking during the first quarter of 2003, they finished the fund's fiscal year with a solid gain. Consequently, the value of Gold & Precious Metals Fund-Investor Class shares advanced 4.80% for the annual period ended March 31, 2003, significantly outpacing the S&P 500 Index,(R) which declined 24.75%. (Of course, past performance is not a guarantee of future results.)(5),(6) For performance of other share classes, please see page 2.

GOLD DEEMED A SAFE HAVEN IN A VOLATILE YEAR

A number of factors combined to push gold prices higher during the period. First, with equity markets weak for the majority of the period, questions lingering over the health of the economy, and geopolitical concerns intensifying, investors turned to the gold sector as a relatively safe haven. Indeed, due to gold's strong performance throughout the equity market downturn, more and more investors have sought gold as an effective diversification tool.

Second, the weakening U.S. dollar has benefited gold. More than a decade ago, the U.S. dollar replaced gold as the standard in foreign currency markets. During the past year, however, the dollar softened. While it remains a strong currency, the dollar is now sharing with gold the role of back-up for foreign local currencies.

Another catalyst for gold prices was the behavior of many major producers in the industry, who reduced their hedging -- or short selling -- and in so doing curtailed the gold supply. When gold producers hedge against future production, rather than simply set a contract to buy at a future price (as you see with other commodities, such as natural gas and crude oil), they complete a forward sale. This in turn spurs the bullion bank to hedge its position by borrowing gold from the central bank and selling it to invest the proceeds for a specific period of time. The forward sale price is then equal to the interest rate differential over that period. With the low interest rates that prevailed this year, however, there was little for producers to gain by hedging, since the current price and the forward price were similar.

FUND BENEFITS FROM LARGE POSITIONS IN GOLD SECTOR LEADERS

Throughout the period, we maintained a weighting in gold bullion. We did so because bullion tends to be less volatile -- to the upside or the downside -- than the stocks of gold producers. Therefore, we feel that bullion exposure can help cushion downturns or turbulence in gold prices over time. However, toward the end of the period when gold prices retreated somewhat, we reduced our gold bullion weighting to approximately 5%. This decision was based on our opinion that gold stocks had reached historically attractive valuations at the end of the first quarter of 2003, and, therefore, currently possess more upside potential than gold bullion heading into the second quarter of 2003.

--------------------------------------------------------------------------------
                         GOLD & PRECIOUS METALS FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 3/31/03
--------------------------------------------------------------------------------

Glamis Gold Ltd.....................7.90%
Agnico-Eagle Mines Ltd..............5.06%
IAMGOLD Corp........................4.99%
Newmont Mining......................4.87%
Placer Dome.........................4.73%
Barrick Gold........................4.68%
Gold Fields Ltd Sponsored ADR
Representing Ord Shrs...............4.51%
Meridian Gold.......................4.51%
Kinross Gold........................4.11%
Aber Diamond........................4.08%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

LINE GRAPH:  INVESCO GOLD & PRECIOUS METALS FUND - INVESTOR CLASS, GROWTH OF
             $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Gold & Precious Metals Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(R)(6), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 3/31/03.

      INVESCO GOLD & PRECIOUS METALS      S&P 500 INDEX(R)(6)
      FUND - INVESTOR CLASS

3/93  $10,000                             $10,000
3/94  $14,170                             $10,146
3/95  $10,020                             $11,723
3/96  $16,646                             $15,482
3/97  $13,943                             $18,551
3/98  $ 7,537                             $27,448
3/99  $ 5,405                             $32,523
3/00  $ 4,674                             $38,354
3/01  $ 4,283                             $30,043
3/02  $ 6,858                             $30,115
3/03  $ 7,187                             $22,661

Generally, the fund's outperformance of the broad market for the year was due to our investment in large- to mid-cap companies with the ability to grow their gold reserves at a relatively low cost. In particular, we emphasized companies that do not significantly hedge, and these firms benefited as gold prices moved higher.

For example, Glamis Gold Ltd, the fund's largest holdings, advanced during the period due to its successful acquisition of Francisco Gold, which helped broaden Glamis' exploration base. In addition, the company continued to drive down costs on its existing mines, fueling organic growth. Overall, Glamis exemplifies the type of gold company we target, given its strong production growth capabilities, appealing valuation, and prospects for long-term success.

OUTLOOK FOR GOLD APPEARS BRIGHT

Although the first few months of 2003 have been challenging for gold stocks, we remain optimistic about the outlook for the gold market. On the one hand, if the U.S. dollar rallies once the U.S./Iraq conflict has been resolved, that could be a negative for gold (since gold is used as a hedge against a weak dollar, and therefore typically declines when the dollar gains ground). On the other hand, we will have to pay for the war, and U.S. deficits are heading higher -- which could cause the dollar to suffer going forward (and gold to rise). Furthermore, we could see the economy shift from a deflationary to an inflationary stance -- another potential positive for gold.

PIE CHART:  GOLD & PRECIOUS METALS FUND
            INDUSTRY BREAKDOWN
            AS OF 3/31/03
            [PIE CHART]

            % OF TOTAL NET ASSETS

            Gold..........................59.64%
            Diversified Metals & Mining...16.59%
            Precious Metals & Minerals....11.26%
            Gold Bullion...................4.83%
            Net Cash & Cash Equivalents....7.68%

Of course, time will tell whether gold resumes its upward trajectory, and we will be watching carefully. It's instructive to note that roughly 20% of the world's gold production costs $270 per ounce to produce, and more than 50% costs $200 per ounce to produce. Therefore, since gold prices have recently been around $325 per ounce (as of March 31, 2003), we do not expect the price of gold to decline much. Furthermore, there are signs that gold's strong performance this past year is causing investors to acknowledge its attractive long-term fundamentals and its place in a well-diversified portfolio.

LINE GRAPH: INVESCO GOLD & PRECIOUS METALS FUND - CLASS A & B, GROWTH OF
            $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Gold & Precious Metals Fund - Class A and the value of a $10,000 investment in INVESCO Gold & Precious Metals Fund - Class B to the value of a $10,000 investment in the S&P 500 Index(R)(6) assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Gold & Precious Metals Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 3/31/03.

      INVESCO GOLD & PRECIOUS   INVESCO GOLD & PRECIOUS     S&P 500 INDEX(R)(6)
      METALS FUND - CLASS A     METALS FUND - CLASS B

3/02  $10,000                   $10,000                     $10,000
3/03  $ 9,876                   $ 9,937                     $ 7,525

LINE GRAPH:  INVESCO GOLD & PRECIOUS METALS FUND - CLASS C, GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Gold & Precious Metals Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(R)(6), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Gold & Precious Metals Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 3/31/03.

      INVESCO GOLD & PRECIOUS METALS      S&P 500 INDEX(R)(6)
      FUND - CLASS C

2/00  $10,000                             $10,000
3/00  $ 9,143                             $10,978
3/01  $ 8,964                             $ 8,599
3/02  $14,179                             $ 8,620
3/03  $14,765                             $ 6,486

(5)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(6)THE S&P 500 INDEX(R) IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

FUND MANAGEMENT

[PHOTOGRAPH OF JOHN S. SEGNER OMITTED]

JOHN S. SEGNER

JOHN SEGNER IS A SENIOR VICE PRESIDENT OF INVESCO FUNDS GROUP. HE RECEIVED A BS FROM THE UNIVERSITY OF ALABAMA AND AN MBA FROM THE UNIVERSITY OF TEXAS AT AUSTIN. BEFORE JOINING INVESCO IN 1997, JOHN SERVED AS MANAGING DIRECTOR AND PRINCIPAL FOR THE MITCHELL GROUP. HE ALSO PREVIOUSLY HELD ENGINEERING RESPONSIBILITIES WITH TEXACO INC., AND FINANCIAL RESPONSIBILITIES WITH AMERADA HESS CORP. AND FIRST TENNESSEE NATIONAL CORP. JOHN BEGAN HIS INVESTMENT CAREER IN 1980.

YOUR FUND'S REPORT

HEALTH SCIENCES FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

The past fiscal year proved challenging for financial markets, as an unrelenting wave of economic and geopolitical uncertainty made for unfavorable conditions. However, health care stocks -- which are typically less sensitive to broad market moves than other groups -- fared well on a relative basis. This was especially true in the second half of the year, when biotechnology and pharmaceutical companies rebounded strongly.

For the one-year period ended March 31, 2003, the value of Health Sciences Fund-Investor Class shares declined 18.99%. In comparison, the S&P 500 Index(R) fell 24.75% over that same time frame. (Of course, past performance is no guarantee of future results.)(7),(8) For performance of other share classes, please see page 2.

SUBSTANTIAL POSITION IN MEDICAL TECHNOLOGY AIDS PERFORMANCE

During the period, a significant weighting in the medical technology sub-sector of health care benefited the fund -- as did strong individual stock selection within this area. Because the cost of the technology involved in producing medical devices is so high, one often sees great barriers to entry once a certain company has established itself as a leader within a particular therapeutic market, such as implantable defibrillators or cancer radiation equipment. In other words, those device firms able to develop a propriety edge in growth markets can find themselves in a dominant position for a number of years. As a result, profitable business models, strong cash flow, and favorable returns on equity may generally follow.

For example, in the approximately $3 billion implantable defibrillator market, Medtronic Inc and Guidant Corp have emerged as clear leaders. For cancer radiation equipment, Varian Medical Systems is a leader, and we anticipate Johnson & Johnson and Boston Scientific will emerge as the dominant competitors in the pending drug-coated stent market, which we believe eventually could exceed $5 billion. Finally, Zimmer Holdings, which manufactures hip and knee implants, is a leader in the orthopedic market -- a strong growth area given the aging of the baby boomer demographic. Our decision to target these top-performing companies, therefore, proved advantageous during the year.

SHIFT INTO BIOTECH AND PHARMACEUTICAL STOCKS MAY POSITION FUND FOR GROWTH

Late in 2002, we shifted a significant portion of assets from health services holdings into the large-cap pharmaceuticals group. Although pharmaceuticals had been facing serious competition from the generic market earlier in the year, by the second half of 2002 many companies had already dealt with lapses in patents and their subsequent impact. As a result, earnings comparisons from previous quarters were beginning to improve.

--------------------------------------------------------------------------------
                             HEALTH SCIENCES FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 3/31/03
--------------------------------------------------------------------------------

Biotech HOLDRs Trust................4.95%
Johnson & Johnson...................4.90%
Forest Laboratories.................4.79%
Pharmaceutical HOLDRs Trust.........4.44%
Merck & Co..........................4.35%
Wyeth...............................4.29%
Amgen Inc...........................4.27%
Abbott Laboratories.................4.12%
Eli Lilly & Co......................4.05%
Bristol-Myers Squibb................3.89%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

Furthermore, research we conducted during the period showed that for the first time in 40 years, dividend yields on drug stocks had surpassed those of short-term interest rates. Even though income and yield are not primary objectives of the fund per se, this unusual phenomenon seems to indicate that the downside risk on many drug stocks have been mitigated as we await new product cycles and earnings acceleration in 2004.

LINE GRAPH:  INVESCO HEALTH SCIENCES FUND - INVESTOR CLASS GROWTH OF $10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO Health Sciences Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(R)(8), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 3/31/03.

      INVESCO HEALTH SCIENCES FUND - INVESTOR CLASS     S&P 500 INDEX(R)(8)

3/93  $10,000                                           $10,000
3/94  $11,309                                           $10,146
3/95  $13,367                                           $11,723
3/96  $20,148                                           $15,482
3/97  $20,492                                           $18,551
3/98  $29,047                                           $27,448
3/99  $35,877                                           $32,523
3/00  $36,249                                           $38,354
3/01  $34,757                                           $30,043
3/02  $36,128                                           $30,115
3/03  $29,268                                           $22,661

Outperformers from the pharmaceutical industry during the year included Teva Pharmaceuticals Industries Ltd, a leader in the international generic drug market, and specialty pharmaceutical company Forest Laboratories. As a mid-size drug company, Forest can realize dramatic earnings growth when a few key products, such as their depression drugs Celexa and Lexapro, experience success.

We also increased the fund's weighting in biotechnology during this time. It's important to note, however, that we sought only profitable companies in this space -- firms with strong earnings, positive cash flows, and proven biological products that have already been introduced to the market. For example, we purchased additional shares of Gilead Sciences. Gilead is an example of a biotech company benefiting from success with a new and highly profitable product, Viread, which is used to treat HIV. The successful launch of Viread made for a breakthrough year for Gilead, as the company was able to go from posting losses to enjoying sharp profits.

HEALTH SERVICES HOLDINGS DETRACT

Through the first three quarters of 2002, the fund's health services stocks performed well. However, at the end of October, Tenet Healthcare (no longer a fund holding) fell under scrutiny for its Medicare pricing tactics -- news that quickly clouded the entire services area. Following this development, the fund's exposure to Tenet and other services leaders proved detrimental, hampering performance and negatively affecting our overall return for the annual period. In response, we significantly trimmed our weighting in health services.

This decision stemmed not only from the regulatory problems dogging hospitals, but also from our growing concern over issues that we believe could hamper services stocks going forward. First, we believe that, as the U.S. begins to adjust to a deficit in its budget rather than a surplus, we could see cuts in Medicare reimbursement for hospitals. Second, if a drug reimbursement plan is implemented, it might be financed partly by taking funding from Medicare hospital reimbursement. Although it remains to be seen whether funding will be ultimately taken away from hospitals, this potential negative development remains a risk for these stocks.

On the positive side, the fund had no exposure to HealthSouth Corp, a firm that has faced accusations of earnings fraud. Our analysis of HealthSouth's cash flow and balance sheet trends was enough to keep us away from its stock over the past year.

MONITORING THE POLITICAL LANDSCAPE

Overall, demand for health care services and products remains high. We have long subscribed to the notion that the aging of the baby boomers and increases in life expectancy should drive growth in the health care sector for many years to come. Furthermore, we are cautiously optimistic about the recent developments at the Food and Drug Administration-- which has been approving more products since the appointment of its new commissioner, Mark McClellan.

(7)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(8)THE S&P 500 INDEX(R) IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

Going forward, we will be monitoring the political landscape closely. As we mentioned, Medicare reimbursement trends directly affect the health services sector, and cuts in the growth of Medicare funding could be negative for hospitals. Another interesting development could be the legislative introduction and potential passage of a prescription drug reimbursement plan. Given that another election year is approaching, voters may expect to see progress on this issue.

Other major events to watch for in health care include HMO pricing and hospital/HMO negotiations regarding a potential tiered hospital system. In terms of pricing, HMOs have benefited from increases in recent years, but another contract renegotiation season is on the horizon. We'll be following the news to see whether HMOs are able to implement higher premiums this year at a marginal spread to their cost trends. Meanwhile, interaction between hospitals and HMOs could lead to talks regarding possibly creating a so-called "tiered system," meaning that hospitals would be grouped according to higher and lower co-payment brackets. Such a system could hurt some hospitals, though select HMOs might benefit.

Finally, we'll be tracking product cycles within the pharmaceutical industry. Although there has recently been a gap in the introduction of new products, we believe we are close to seeing an end to this lapse. The worst of the impact from generic drug competitors appears to be over for many large-cap pharmaceutical companies. If this is the case, we could see a re-acceleration of earnings for leading pharmaceutical companies in 2003 and 2004.

LINE GRAPH: INVESCO HEALTH SCIENCES FUND - CLASS A & B, GROWTH OF $10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO Health Sciences Fund - Class A and the value of a $10,000 investment in INVESCO Health Sciences Fund - Class B to the value of a $10,000 investment in the S&P 500 Index(R)(8) assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Health Sciences Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 3/31/03.

      INVESCO HEALTH SCIENCES   INVESCO HEALTH SCIENCES      S&P 500 INDEX(R)(8)
      FUND - CLASS A            FUND - CLASS B

4/02  $10,000                   $10,000                      $10,000
3/03  $ 7,661                   $ 7,561                      $ 7,525

LINE GRAPH:  INVESCO HEALTH SCIENCES FUND - CLASS C GROWTH OF $10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO Health Sciences Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(R)(8), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Health Sciences Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 3/31/03.

      INVESCO HEALTH SCIENCES FUND - CLASS C    S&P 500 INDEX(R)(8)

2/00  $10,000                                   $10,000
3/00  $ 8,944                                   $10,978
3/01  $ 8,516                                   $ 8,599
3/02  $ 8,759                                   $ 8,620
3/03  $ 6,993                                   $ 6,486

LINE GRAPH:  INVESCO HEALTH SCIENCES FUND - CLASS K GROWTH OF $10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO Health Sciences Fund - Class K to the value of a $10,000 investment in the S&P 500 Index(R)(8), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 3/31/03.

      INVESCO HEALTH SCIENCES FUND - CLASS K    S&P 500 INDEX(R)(8)

12/00 $10,000                                   $10,000
3/01  $ 8,136                                   $ 8,858
3/02  $ 8,414                                   $ 8,879
3/03  $ 6,773                                   $ 6,682

PIE CHART:  HEALTH SCIENCES FUND
            INDUSTRY BREAKDOWN
            AS OF 3/31/03
            [PIE CHART]

            % OF TOTAL NET ASSETS

            Pharmaceuticals...............54.58%
            Health Care Equipment.........19.70%
            Biotechnology.................17.69%
            Health Care Supplies...........2.34%
            Health Care Facilities.........1.43%
            Managed Health Care............1.39%
            Household Products.............1.37%
            Health Care Distributors
            & Services.....................0.99%
            Net Cash & Cash Equivalents....0.51%

FUND MANAGEMENT

[PHOTOGRAPH OF THOMAS R. WALD OMITTED]

THOMAS R. WALD, CFA

TOM WALD IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. PRIOR TO JOINING INVESCO IN 1997, HE WAS THE SENIOR HEALTH CARE ANALYST AT MUNDER CAPITAL MANAGEMENT. HE BEGAN HIS INVESTMENT CAREER IN 1988. TOM RECEIVED HIS BA FROM TULANE UNIVERSITY, AND HIS MBA FROM THE UNIVERSITY OF PENNSYLVANIA. HE IS ALSO A CHARTERED FINANCIAL ANALYST CHARTERHOLDER.

YOUR FUND'S REPORT

LEISURE FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

The past 12 months provided more challenges for equity investors, as stocks continued their declines. The summer of 2002 saw several high-profile corporate accounting scandals keep investors on their heels. By the fall, investors were growing increasingly concerned about the likelihood of war with Iraq. All the while, the economic recovery continued to tread water. Perhaps most disturbing were the period's figures on consumer confidence and spending, which revealed that the talk of war was taking its toll on consumption. Throughout this economic downturn, consumer spending had remained remarkably robust, and many observers suggested that this strength was the only variable staving off recession. But with the economy continuing to stagnate, the employment outlook became less encouraging and consumer confidence declined. As a result, companies that are more cyclically-sensitive or with revenues that are largely derived from consumer discretionary spending, including many leisure companies, came under pressure.

--------------------------------------------------------------------------------
                                 LEISURE FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 3/31/03
--------------------------------------------------------------------------------

Mattel Inc.....................................................7.37%
International Game Technology..................................7.33%
Omnicom Group..................................................5.82%
Harrah's Entertainment.........................................5.34%
Liberty Media Series A Shrs....................................4.82%
Heineken NV....................................................2.69%
Anheuser-Busch Cos.............................................2.42%
CableVision Systems New York Group.............................2.41%
Carlsberg A/S Class B Shrs.....................................2.28%
Valassis Communications........................................2.18%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

LINE GRAPH:  INVESCO LEISURE FUND - INVESTOR CLASS GROWTH OF $10,000(9)

This line graph compares the value of a $10,000 investment in INVESCO Leisure Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(R)(10), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 3/31/03.

      INVESCO LEISURE FUND - INVESTOR CLASS     S&P 500 INDEX(R)(10)

3/93  $10,000                                   $10,000
3/94  $11,753                                   $10,146
3/95  $12,637                                   $11,723
3/96  $14,615                                   $15,482
3/97  $14,748                                   $18,551
3/98  $21,813                                   $27,448
3/99  $27,706                                   $32,523
3/00  $40,191                                   $38,354
3/01  $37,980                                   $30,043
3/02  $40,261                                   $30,115
3/03  $31,860                                   $22,661

In light of these trends, for the year ended March 31, 2003, the value of Leisure Fund-Investor Class shares declined 20.87%. However, the fund managed to outperform its benchmark, the S&P 500 Index,(R) which declined 24.75% during that same period. (Of course, past performance is not a guarantee of future results.)(9),(10) For performance of other share classes, please see page 2.

ECONOMIC SOFTNESS THREATENED TO HURT AD SPENDING

In a period as challenging as the past year has been, it's no surprise that the fund saw several holdings decline. Among the areas that detracted most from performance were our advertising agencies, notably Omnicom Group. Omnicom faced several problems throughout the year, including concerns about the means by which the company accounted for several acquisitions. We investigated Omnicom's accounting and held onto our position, believing the company has not done anything improper. Our confidence was validated later in the period, but Omnicom's troubles weren't over. The stock continued to trend lower as investors worried about how advertising spending would be hurt by the persistent economic weakness. Although Omnicom detracted from the fund's results this year, we continue to believe in the company's business model and remain confident that it will continue to gain market share over the next three to five years.

Valassis Communications was another underperformer. Shares of the coupon publisher declined after its primary competitor in the coupon publishing business announced plans to cut prices. At the time, Valassis was a top-ten holding in the fund, so it adversely affected relative performance. However, we continue to believe that the company possesses attractive long-term fundamental prospects.

THE FUND'S CYCLICAL SHARES DECLINED AS THE RECOVERY STAGNATED

Several of the fund's other more economically sensitive holdings came under pressure as well, including our cruise lines, diversified media companies, and our hotel and lodging stocks. The fund's movie studio stocks also generally underperformed. The exception was Pixar, a studio that specializes in animated children's movies, which gained nearly 50% during the period.

LINE GRAPH: INVESCO LEISURE FUND - CLASS A & B GROWTH OF $10,000(9)

This line graph compares the value of a $10,000 investment in INVESCO Leisure Fund - Class A and the value of a $10,000 investment in INVESCO Leisure Fund - Class B to the value of a $10,000 investment in the S&P 500 Index(R)(10) assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Leisure Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 3/31/03.

      INVESCO LEISURE         INVESCO LEISURE   S&P 500 INDEX(R)(10)
      FUND - CLASS A          FUND - CLASS B

4/02  $10,000                 $10,000           $10,000
3/03  $ 7,490                 $ 7,367           $ 7,525

LINE GRAPH:  INVESCO LEISURE FUND - CLASS C GROWTH OF $10,000(9)

This line graph compares the value of a $10,000 investment in INVESCO Leisure Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(R)(10), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Leisure Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 3/31/03.

      INVESCO LEISURE FUND - CLASS C            S&P 500 INDEX(R)(10)

3/00  $10,000                                   $10,000
3/01  $ 9,708                                   $ 8,599
3/02  $10,203                                   $ 8,620
3/03  $ 7,994                                   $ 6,846

LINE GRAPH:  INVESCO LEISURE FUND - CLASS K GROWTH OF $10,000(9)

This line graph compares the value of a $10,000 investment in INVESCO Leisure Fund - Class K to the value of a $10,000 investment in the S&P 500 Index(R)(10), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/01) through 3/31/03.

      INVESCO LEISURE FUND - CLASS K            S&P 500 INDEX(R)(10)

12/01 $10,000                                   $10,000
3/02  $10,795                                   $10,255
3/03  $ 8,513                                   $ 7,717

The fund saw several other areas defy the market's weakness. For example, our toy manufacturers, on the back of gains in the shares of Mattel Inc, generally advanced, as did several of our cable and satellite television service providers, including Comcast Corp and EchoStar Communications, two industries that enjoy revenues that are largely independent of economic health.

PUBLISHERS, BREWERS AND RETAIL CONTRIBUTED POSITIVELY TO PERFORMANCE

Several of our holdings outperformed on a relative basis, declining less than the broader market. Included in this group were the fund's publishing stocks, such as New York Times and Harte-Hanks Inc. Likewise, many of our beverage stocks, including Anheuser-Busch Cos, contributed positively to relative performance. Our retail stocks also performed reasonably, as Foot Locker, Tuesday Morning, and Target Corp all bettered the S&P 500 Index.(R)

Going forward, it's clear the war has influenced the economy and the market. It will likely continue to do so until the conflict reaches resolution. Unfortunately, this knowledge yields few ideas on which we can act or invest. Consequently, our focus remains on the longer term. We continue to look for companies capable of enjoying strong fundamental growth over the next three to five years rather than the next few months. In this longer-term context, our current portfolio holdings appear attractive.

PIE CHART:  LEISURE FUND
            INDUSTRY BREAKDOWN
            AS OF 3/31/03
            [PIE CHART]

            % OF TOTAL NET ASSETS

            Casinos & Gaming..............14.36%
            Movies & Entertainment........11.59%
            Cable & Satellite Operators...10.52%
            Advertising...................10.18%
            Leisure Products...............8.31%
            Brewers........................7.95%
            Publishing & Printing..........7.53%
            Hotels & Resorts...............6.39%
            Broadcasting - Radio/TV........5.10%
            Investment Companies...........2.58%
            Other Industries..............14.39%
            Net Cash & Cash Equivalents....1.10%

(9)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(10)THE S&P 500 INDEX(R) IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

FUND MANAGEMENT

[PHOTOGRAPH OF MARK GREENBERG OMITTED]

MARK GREENBERG, CFA

MARK GREENBERG IS A SENIOR VICE PRESIDENT OF INVESCO FUNDS GROUP. HE BEGAN HIS INVESTMENT CAREER IN 1980 AND HAS NEARLY 20 YEARS OF EXPERIENCE IN THE LEISURE SECTOR. MARK RECEIVED A BSBA FROM MARQUETTE UNIVERSITY AND IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER.

YOUR FUND'S REPORT

REAL ESTATE OPPORTUNITY FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

Equity investors were faced with a number of unnerving developments during the past 12 months. In the summer of 2002, corporate accounting fiascos and tensions in the Middle East gave investors pause. Fall saw talk of war with Iraq intensify, and the economy continue to stagnate. By the end of the period, the war had finally begun and stocks had seen the bear market extend another year.

--------------------------------------------------------------------------------
                         REAL ESTATE OPPORTUNITY FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 3/31/03
--------------------------------------------------------------------------------

Boston Properties.........................4.78%
General Growth Properties.................4.74%
Weingarten Realty Investors...............4.67%
ProLogis SBI..............................4.62%
Alexandria Real Estate Equities...........4.29%
Developers Diversified Realty.............4.25%
iStar Financial...........................4.17%
Vornado Realty Trust SBI..................4.17%
Equity Office Properties Trust............4.04%
CarrAmerica Realty........................3.89%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

THE MARKET'S RISK AVERSION SUPPORTED REITS

The uncertainty in the broader market provided some support for real estate investment trusts (REITs). As investors' tolerance for risk declined, they rotated into opportunities possessing a more defensive risk/reward profile, and REITs benefited from this trend. Not only has the group's dividend yield attracted investors, but also its financial health has withstood the economic downturn more successfully than other business sectors. Most property types outperformed the broader market during the fund's fiscal period, led by regional malls, shopping centers and industrial REITs. Meanwhile, the only property type that underperformed the S&P 500 Index(R) was the lodging group, which is arguably the most economically sensitive property type.

LINE GRAPH:  INVESCO REAL ESTATE OPPORTUNITY FUND - INVESTOR CLASS, GROWTH OF
             $10,000(11)

This line graph compares the value of a $10,000 investment in INVESCO Real Estate Opportunity Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(R)(12), and to the value of a $10,000 investment in the NAREIT-Equity REIT Index(12), assuming in each case reinvestment of all dividends and capital gain distributions, for the period (1/97) through 3/31/03.

      INVESCO REAL ESTATE OPPORTUNITY                           NAREIT - EQUITY
      FUND - INVESTOR CLASS             S&P 500 INDEX(R)(12)    REIT INDEX(12)

1/97  $10,000                           $10,000                 $10,000
3/97  $10,120                           $10,269                 $10,070
3/98  $12,136                           $15,194                 $11,970
3/99  $ 8,724                           $18,003                 $ 9,443
3/00  $ 9,097                           $21,231                 $ 9,689
3/01  $10,102                           $16,231                 $12,005
3/02  $11,584                           $16,670                 $14,748
3/03  $11,455                           $12,545                 $14,240

For the year ended March 31, 2003, the value of Real Estate Opportunity Fund-Investor Class shares declined 1.12%. The fund significantly outperformed the S&P 500 Index,(R) which declined by 24.75% during that same period. (Of course, past performance is not a guarantee of future results.)(11),(12) For performance of other share classes, please see page 2.

RETAIL REITS ENJOYED STRONG FUNDAMENTALS

The fund received positive contributions to relative performance from most REIT property types, particularly its regional mall and shopping center exposure, two of the stronger property types. In contrast to much of the economy, the retail REIT group continued to exhibit relatively strong fundamentals throughout the past year. Standouts in these groups included Simon Property Group, Weingarten Realty Investors, and Rouse Co.

Other areas of strength included the fund's industrial REITs, notably ProLogis SBI. And although the office group declined in absolute terms, our office group holdings made positive contributions to relative performance, led by Alexandria Real Estate Equities. Finally, another standout during the year was iStar Financial, the commercial real estate lender, which advanced sharply.

LODGING AND HEALTH CARE REITS AMONG SECTOR'S FEW SOFT SPOTS

Detracting from the fund's performance was our minimal exposure to the lodging group. In addition, after performing well for most of the year, our health care REITs, such as Healthcare Realty, came under pressure late in the period, as the financial health of some key tenants, coupled with the uncertainty relating to possible changes in Medicare reimbursements, made investors wary.

The fund's non-REIT exposure also hindered performance, including casino operator Park Place Entertainment, Home Depot, and homebuilder Beazer Homes USA.

FAVORING REITS WITH SOLID BALANCE SHEETS

We made a few changes to the portfolio over the period. For example, we decreased the fund's health care exposure, as the financial health of some key tenants, coupled with the uncertainty relating to possible changes in Medicare reimbursements, prompted us to take some money off the table in that area. We also decreased the fund's lodging exposure, believing that the group's prospects remain murky in light of the war and resulting economic softness. On the other hand, we increased our exposure to shopping centers. Although this group is trading at a premium to other property types, we believe the sub-sector possesses visibility into its earnings prospects that's hard to find in other areas. Finally, we will continue to favor REITs with adequate dividend coverage and healthy balance sheets. In the office group, we plan to continue to emphasize firms that possess relatively low lease turnover.

Going forward, we remain cautiously optimistic about the REIT group. Reasons for optimism include the sector's high dividend yield, which could appeal to income-oriented investors, and its relative financial stability. Although the fundamental prospects of REITs have deteriorated somewhat with the economy, the degree of the softness has been significantly less severe than that endured by other economic sectors. We also continue to monitor developments in the proposed changes to the taxation of dividends.

LINE GRAPH: INVESCO REAL ESTATE OPPORTUNITY FUND - CLASS A & B GROWTH OF
            $10,000(11)

This line graph compares the value of a $10,000 investment in INVESCO Real Estate Opportunity Fund - Class A and the value of a $10,000 investment in INVESCO Real Estate Opportunity Fund - Class B to the value of a $10,000 investment in the S&P 500 Index(R)(12), and to the value of a $10,000 investment in the NAREIT - Equity Index(12) assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Real

Estate Opportunity Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 3/31/03.

      INVESCO REAL ESTATE               INVESCO REAL ESTATE           S&P 500 INDEX(R)(12)   NAREIT - EQUITY
      OPPORTUNITY FUND - CLASS A        OPPORTUNITY FUND - CLASS B                           REIT INDEX(12)
4/02  $10,000                           $10,000                       $10,000                $10,000
3/03  $ 9,312                           $ 9,306                       $ 7,525                $ 9,655

LINE GRAPH:  INVESCO REAL ESTATE OPPORTUNITY FUND - CLASS C GROWTH OF
             $10,000(11)

This line graph compares the value of a $10,000 investment in INVESCO Real Estate Opportunity Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(R)(12), and to the value of a $10,000 investment in the NAREIT-Equity REIT Index(12), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Real Estate Opportunity Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 3/31/03.

      INVESCO REAL ESTATE OPPORTUNITY                           NAREIT-EQUITY
      FUND - CLASS C                    S&P 500 INDEX(R)(12)    REIT INDEX(12)

2/00  $10,000                           $10,000                 $10,000
3/00  $10,210                           $10,978                 $10,275
3/01  $11,251                           $ 8,599                 $12,730
3/02  $12,791                           $ 8,620                 $15,639
3/03  $12,559                           $ 6,471                 $15,100

PIE CHART:  REAL ESTATE OPPORTUNITY FUND
            INDUSTRY BREAKDOWN
            AS OF 9/30/02
            [PIE CHART]

            % OF TOTAL NET ASSETS

            Real Estate Investment Trusts..86.86%
            Real Estate Management &
            Development.....................2.32%
            Paper Products..................1.49%
            Forest Products.................1.43%
            Casinos & Gaming................1.11%
            Homebuilding....................1.00%
            Hotels & Resorts................1.00%
            Net Cash & Cash Equivalents.....4.79%

(11)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEXES DO NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED THEIR PERFORMANCE.

(12)THE S&P 500 INDEX(R) IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE NAREIT-EQUITY REIT INDEX IS AN UNMANAGED INDEX REFLECTING PERFORMANCE OF THE U.S. REAL ESTATE INVESTMENT TRUST MARKET. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

THE REAL ESTATE INDUSTRY IS HIGHLY CYCLICAL, AND THE VALUE OF SECURITIES ISSUED BY COMPANIES DOING BUSINESS IN THAT SECTOR MAY FLUCTUATE WIDELY.

FUND MANAGEMENT

[PHOTOGRAPH OF SEAN D. KATOF OMITTED]

SEAN D. KATOF, CFA

SEAN KATOF IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. HE RECEIVED A BSBA FROM THE UNIVERSITY OF COLORADO AT BOULDER AND AN MS IN FINANCE FROM THE UNIVERSITY OF COLORADO AT DENVER. SEAN BEGAN HIS INVESTMENT CAREER IN 1994 AND IS ALSO A CHARTERED FINANCIAL ANALYST CHARTERHOLDER.

YOUR FUND'S REPORT

TECHNOLOGY FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

The past fiscal year was characterized by continued weak performance of technology stocks in the April through October period as a result of the failure of the economy to recover which disappointed optimistc expectations held by investors at the beginning of the year. During this period, investors were shaken by one unnerving development after another. In the summer, several high-profile accounting scandals and rising tensions in the Middle East undermined confidence. With the fall came concerns about war with Iraq and declining consumer confidence. Underlying all of these headline developments was persistent economic weakness. The technology sector continued to be acutely affected by the economic malaise. Demand for technology products, from consumers or corporations, remained weak.

TECH STOCKS PERFORMED WELL DURING THE SECOND HALF

The second half of the period was a different story, however, as the sector bounced sharply off the October lows. This strength could be attributed to the market's anticipation of rising holiday consumer demand and corporate year-end spending on technology upgrades. Further fueling the optimism was guidance from several high-profile companies in the sector that indicated business had likely stopped its cyclical deterioration. Although tech stocks lost some of their momentum in January following the sharp increase off the October lows, the sector managed to finish the fiscal year on a positive note. During the first quarter of 2003, while most market sectors declined in the face of the war, slipping consumer confidence and rising unemployment claims and energy prices, the technology sector managed to outperform the broader market.

--------------------------------------------------------------------------------
                               TECHNOLOGY FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 3/31/03
--------------------------------------------------------------------------------

Microsoft Corp............................6.57%
Intel Corp................................3.82%
Cisco Systems.............................3.55%
Symantec Corp.............................2.90%
Dell Computer.............................2.89%
eBay Inc..................................2.76%
Oracle Corp...............................2.50%
International Business Machines...........2.11%
Linear Technology.........................1.90%
BEA Systems...............................1.88%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

But those late gains could not offset earlier losses. As such, the value of Technology Fund-Investor Class shares declined 44.43% for the one-year period ended March 31, 2003. The fund under-performed the S&P 500 Index,(R) which declined 24.75% during that same period. (Of course, past performance is not a guarantee of future results.)(13),(14) For performance of other share classes, please see page 2.

MOST TECH SUB-SECTORS ENDURED SHARP DECLINES

The selling was so intense throughout the tech sector during the period that there weren't many industries that advanced. Information technology consulting, software, communications equipment, computers, electronic equipment, and semiconductors all suffered severe declines. Even more conservative tech stocks, such as those in the aerospace and defense industry and commercial services companies, could not resist the market weakness.

The fund's lone bright spot was in the Internet space, where Amazon.com Inc, Yahoo! Inc, Hotels.com, and eBay Inc all advanced sharply. A handful of companies also made positive relative contributions to performance by declining less than the broader market. Included in this group were several technology "blue chips," such as Microsoft Corp, Oracle Corp, and International Business Machines. Dell Computer was another standout, as it managed to finish the period in the black. Wireless telecommunications services stocks, such as Nextel Communications, also performed well, on the heels of impressive subscriber growth. Indeed, wireless communications was one of the few areas that saw demand improve. Security software was another, led by Symantec Corp, as network security has been one of the few areas in which corporations have demonstrated a willingness to invest.

WE BELIEVE DEMAND FOR TECH PRODUCTS REMAINS WEAK BUT LIKELY TO IMPROVE

Going forward, we believe the coming quarter could be volatile for technology stocks, as stocks are up sharply and expectations have risen following better guidance than expected after first quarter earnings reports. We believe investors might be more forgiving of companies that report disappointing profits, as they are coming to focus more on improving prospects than current weakness in business.

LINE GRAPH:  INVESCO TECHNOLOGY FUND - INVESTOR CLASS GROWTH OF $10,000(13)

This line graph compares the value of a $10,000 investment in INVESCO Technology Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(R)(14), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 3/31/03.

      INVESCO TECHNOLOGY FUND -
      INVESTOR CLASS                      S&P 500 INDEX(14)

3/93  $ 10,000                            $10,000
3/94  $ 11,785                            $10,146
3/95  $ 14,192                            $11,723
3/96  $ 19,426                            $15,482
3/97  $ 21,371                            $18,551
3/98  $ 28,039                            $27,448
3/99  $ 37,453                            $32,523
3/00  $100,781                            $38,354
3/01  $ 36,749                            $30,043
3/02  $ 31,392                            $30,115
3/02  $ 17,446                            $22,661

LINE GRAPH:  INVESCO TECHNOLOGY FUND - INSTITUTIONAL CLASS, GROWTH OF
             $10,000(13)

This line graph compares the value of a $10,000 investment in INVESCO Technology Fund - Institutional Class to the value of a $10,000 investment in the S&P 500 Index(R)(14), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/98) through 3/31/03.

      INVESCO TECHNOLOGY FUND -
      INSTITUTIONAL CLASS                 S&P 500 INDEX(R)(14)

12/98 $10,000                             $10,000
3/99  $11,888                             $10,498
3/00  $32,129                             $12,380
3/01  $11,764                             $ 9,697
3/02  $10,112                             $ 9,721
3/03  $ 5,669                             $ 7,315

LINE GRAPH: INVESCO TECHNOLOGY FUND - CLASS A & B, GROWTH OF $10,000(13)

This line graph compares the value of a $10,000 investment in INVESCO Technology Fund - Class A and the value of a $10,000 investment in INVESCO Technology Fund
- Class B to the  value of a  $10,000  investment  in the S&P 500  Index(R)(14), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Technology Fund - Class A and Class B inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 3/31/03.

      INVESCO TECHNOLOGY   INVESCO TECHNOLOGY   S&P 500 INDEX(R)(14)
      FUND - CLASS A       FUND - CLASS B

4/02  $10,000              $10,000              $10,000
3/03  $ 5,277              $ 5,038              $ 7,525

PIE CHART:  TECHNOLOGY FUND
            INDUSTRY BREAKDOWN
            AS OF 3/31/03
            [PIE CHART]

            % OF TOTAL NET ASSETS

            Semiconductors................16.87%
            Systems Software..............16.45%
            Application Software..........10.47%
            Computer Hardware..............7.82%
            Computer Storage & Peripherals.5.55%
            Electronic Equipment
            & Instruments..................5.22%
            Telecommunications Equipment...4.92%
            Networking Equipment...........4.46%
            Semiconductor Equipment........4.21%
            Data Processing Services.......3.89%
            Other Industries..............13.12%
            Net Cash & Cash Equivalents....7.02%

FUND MANAGEMENT

[PHOTOGRAPH OF WILLIAM R. KEITHLER OMITTED]

WILLIAM R. KEITHLER, CFA

BILL KEITHLER IS A SENIOR VICE PRESIDENT AND DIRECTOR OF SECTOR MANAGEMENT OF INVESCO FUNDS GROUP. A CHARTERED FINANCIAL ANALYST CHARTERHOLDER, BILL RECEIVED AN MS FROM THE UNIVERSITY OF WISCONSIN-MADISON AND A BA FROM WEBSTER COLLEGE. HE BEGAN HIS INVESTMENT CAREER IN 1982.

As the period came to a close, we did not see any change in the fundamental outlook for the group. Current demand remains fairly weak. Our channel surveys have revealed inventory build-ups in the personal computer and wireless telecommunications sub-sectors. Demand for enterprise hardware has weakened modestly, which is likely a function of seasonal trends. And telecom and networking equipment companies have also seen their revenues stagnate, as their primary customers continue to rein in capital expenditures.

Nevertheless, we believe there are reasons for optimism. For example, we expect the second quarter of 2003 will see companies recapture the business that was lost due to first quarter war considerations, a trend that could result in some upside surprises. We will need a sustained period of improving business before enterprises have the confidence to commit to spending on major projects. However, there are glimmers of hope offered by mostly anecdotal data points which suggest modestly improving business for technology companies, which we believe reflects more than seasonal strength. The stocks may move in advance of confirmation of this in reported numbers.

Prospects for consumer spending are not encouraging. And a recent decision by the Federal Communications Commission (FCC), which forces regional Bell operating companies (RBOCs) to continue to lease their networks to competitors at wholesale rates, could throw cold water on the thesis of a recovery in the telecom sector this year. However, although the FCC's ruling discourages investments in legacy voice networks, the ruling encourages the RBOCs to build out their data networks, which could benefit the data-related networking equipment companies. In short, we believe opportunities can still be found in the sector, and identifying the best of them remains our focus.

LINE GRAPH:  INVESCO TECHNOLOGY FUND - CLASS C GROWTH OF $10,000(13)

This line graph compares the value of a $10,000 investment in INVESCO Technology Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(R)(14), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Technology Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 3/31/03.

      INVESCO TECHNOLOGY FUND -
      CLASS C                             S&P 500 INDEX(R)(14)

2/00  $10,000                             $10,000
3/00  $10,663                             $10,978
3/01  $ 3,851                             $ 8,599
3/02  $ 3,251                             $ 8,620
3/03  $ 1,792                             $ 6,486

LINE GRAPH:  INVESCO TECHNOLOGY FUND - CLASS K GROWTH OF $10,000(13)

This line graph compares the value of a $10,000 investment in INVESCO Technology Fund - Class K to the value of a $10,000 investment in the S&P 500 Index(R)(14), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 3/31/03.

      INVESCO TECHNOLOGY FUND -
      CLASS K                             S&P 500 INDEX(R)(14)

12/00 $10,000                             $10,000
3/01  $ 5,846                             $ 8,858
3/02  $ 5,036                             $ 8,879
3/03  $ 2,796                             $ 6,682

(13)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(14)THE S&P 500 INDEX(R) IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

YOUR FUND'S REPORT

TELECOMMUNICATIONS FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

The telecommunications sector endured a difficult 12 months. Several developments that pressured stocks in general, including persistent economic worries, the threat of another conflict between the U.S. and Iraq, and repeated uncertainty stemming from corporate malfeasance, also pressured the telecom sector. The corporate accounting scandals of the spring and summer of 2002 affected the sector acutely. The confession from WorldCom, which is not a fund holding, that it had overstated earnings by more than $3 billion hurt the entire sector, as did the Securities and Exchange Commission's investigation into Qwest Communications International for using networking capacity swaps to artificially inflate revenues.

A SURPRISE RULING FROM REGULATORS HURT THE RBOCS

After a rally during the fourth quarter of 2002, the New Year brought intensifying war rhetoric, which pressured the broad stock market. In February, the Federal Communications Commission (FCC), in its triennial review of the Telecommunications Act of 1996, decided it would continue to force the regional Bell operating companies (RBOCs) to lease their networks to competitors at below-market rates. This ruling surprised most investors and the RBOCs, which are the splinters of the former Ma Bell monopoly, sold off sharply. In response, many observers speculated that the RBOCs would discontinue network investments, which pressured many telecom equipment companies that count the RBOCs among their primary customers.

Even though the fund had minimal RBOC exposure, it could not resist the weakness in the sector and, for the year ended March 31, 2003, the value of Telecommunications Fund-Investor Class shares declined 35.60%. This return lagged the 24.75% decline of the S&P 500 Index,(R) as well as the 23.30% decline in the MSCI-EAFE. (Of course, past performance is not a guarantee of future results.)(15),(16) For performance of other share classes, please see page 2.

TELECOM EQUIPMENT COMPANIES WERE ALSO HURT BY THE FCC RULING

As has been the case for much of the past two years, the telecommunications sector offered few places to hide, and relative success meant owning the stocks that declined the least. The fund saw its holdings in most sub-sectors decline, particularly the RBOCs, such as SBC Communications and BellSouth Corp. Although the RBOCs received some positive news during the period when several companies received regulatory approval to offer long-distance service within their territories, the FCC's decision about leasing networks to competitors was a major blow for the entire group.

That decision had wide-reaching effects. Because the FCC maintained the status quo, it deterred the RBOCs from wanting to invest in their legacy voice networks, which is a bad omen for companies that provide the equipment for such networks. Fortunately, during the fourth quarter, we chose to emphasize data-related telecom equipment firms at the expense of voice-related equipment companies, a decision that prevented additional losses. Other areas of weakness included the fund's telecom-related semiconductor companies and its alternative service providers.

--------------------------------------------------------------------------------
                           TELECOMMUNICATIONS FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 3/31/03
--------------------------------------------------------------------------------

Vodafone Group PLC Sponsored ADR
Representing 10 Ord Shrs..................5.08%
AT&T Wireless Services....................4.71%
Comcast Corp Class A Shrs.................4.67%
Nextel Communications Class A Shrs........4.65%
QUALCOMM Inc..............................3.92%
EchoStar Communications Class A Shrs......3.90%
Verizon Communications....................3.61%
Nokia Corp Sponsored ADR
Representing Ord Shrs.....................3.17%
Symantec Corp.............................3.14%
Cox Communications Class A Shrs...........3.09%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

LINE GRAPH:  INVESCO TELECOMMUNICATIONS FUND -INVESTOR CLASS GROWTH OF
             $10,000(15)

This line graph compares the value of a $10,000 investment in INVESCO Telecommunications Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(R)(16), and to the value of a $10,000 investment in the MSCI EAFE Index(16), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (8/94) through 3/31/03.

      INVESCO TELECOMMUNICATIONS
      FUND - INVESTOR CLASS         S&P 500 INDEX(R)(16)    MSCI EAFE INDEX(16)

8/94  $10,000                       $10,000                 $10,000
3/95  $10,997                       $11,140                 $10,015
3/96  $14,168                       $14,713                 $11,284
3/97  $14,919                       $17,629                 $11,481
3/98  $25,478                       $26,083                 $13,655
3/99  $36,872                       $30,906                 $14,525
3/00  $87,460                       $36,448                 $18,214
3/01  $33,742                       $28,549                 $13,538
3/02  $17,457                       $28,618                 $12,482
3/03  $11,243                       $21,535                 $ 9,574

WIRELESS COMMUNICATIONS SERVICE PROVIDERS WERE A BRIGHT SPOT

Among the few bright spots within the sector were the wireless service providers. Unlike the RBOCs, which saw their pricing power and fundamental growth prospects deteriorate during the past year, several wireless service companies, such as Nextel Communications and Vodafone Group PLC, enjoyed positive subscriber, revenue, and cash flow growth during the period. The fund's cable and satellite television stocks, notably Cox Communications and Echostar Communications, also resisted the market's downturn to log gains during the period.

PIE CHART:  TELECOMMUNICATIONS FUND
            INDUSTRY BREAKDOWN
            AS OF 3/31/03
            [PIE CHART]

            % OF TOTAL NET ASSETS

            Integrated Telecommunication
            Services......................22.67%
            Wireless Telecommunication
            Services......................18.31%
            Telecommunications
            Equipment.....................13.75%
            Cable & Satellite Operators...13.11%
            Broadcasting - Radio/TV........5.92%
            Networking Equipment...........4.73%
            Systems Software...............3.13%
            Application Software...........2.77%
            Semiconductors.................2.15%
            Other Industries...............5.15%
            Derivatives - Options..........0.11%
            Net Cash & Cash Equivalents....8.20%

Going forward, it seems that the economic outlook is murkier than it has been in a long time. We seem to be mired in a vicious cycle in which concerns about the economy lead to spending curbs, which lead to additional concerns about the economy. With the conflict in Iraq winding down, consumer confidence could rebound, and corporations might loosen their purse strings. Until then, the economy and the stock market could stagnate.

As for the portfolio, we have maintained its diversity, and believe it's well positioned to participate in any rallies that might materialize as the economy gains steam or as investor sentiment improves.

In the coming year, the FCC has another decision to make regarding wireless number portability, which would allow consumers to keep their current wireless phone number when they switch service providers. In our opinion, the FCC will impose wireless number portability on the service providers, and some companies are better positioned to manage this change than others. We will monitor this development closely.

(15)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEXES DO NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED THEIR PERFORMANCE.

(16)THE S&P 500 INDEX(R) IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE MSCI-EAFE INDEX REFLECTS THE
PERFORMANCE OF COMMON STOCKS FOR EUROPE, AUSTRALASIA AND THE FAR EAST. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX. FOREIGN INVESTMENTS ENTAIL SPECIAL RISKS, INCLUDING CURRENCY EXCHANGE RATE FLUCTUATIONS, AS WELL AS DIFFERENCES IN FOREIGN ACCOUNTING AND SECURITIES REGULATION.

FOREIGN INVESTMENTS ENTAIL SPECIAL RISKS, INCLUDING POLITICAL UNCERTAINTY AND CURRENCY EXCHANGE RATE FLUCTUATIONS, AS WELL AS DIFFERENCES IN SECURITIES REGULATION AND ACCOUNTING PRACTICES.

FUND MANAGEMENT

[PHOTOGRAPH OF BRIAN B. HAYWARD OMITTED]

BRIAN B. HAYWARD, CFA

BRIAN HAYWARD IS A SENIOR VICE PRESIDENT OF INVESCO FUNDS GROUP. PRIOR TO JOINING INVESCO IN 1997, HE WAS A SENIOR EQUITY ANALYST FOR MISSISSIPPI VALLEY ADVISORS. BRIAN HAS A BA IN MATHEMATICS AND AN MA IN ECONOMICS FROM THE UNIVERSITY OF MISSOURI. HE IS ALSO A CHARTERED FINANCIAL ANALYST CHARTERHOLDER AND BEGAN HIS INVESTMENT CAREER IN 1985.

In our opinion, the fund currently emphasizes the telecom sector's best growth opportunities, such as cable and satellite television service, as well as wireless communications services providers. In the equipment industry, although our exposure is small, it is concentrated in companies that primarily sell to the purveyors of broadband service and data traffic -- two areas that stand to benefit from the recent FCC ruling. Finally, we plan to maintain a relatively small exposure to the RBOCs.

LINE GRAPH: INVESCO TELECOMMUNICATIONS FUND - CLASS A & B, GROWTH OF $10,000(15)

This line graph compares the value of a $10,000 investment in INVESCO Telecommunications Fund - Class A and the value of a $10,000 investment in INVESCO Telecommunications Fund - Class B to the value of a $10,000 investment in the S&P 500 Index(R)(16), and to the value of a $10,000 investment in the MSCI EAFE Index(16), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Telecommunications Fund
- Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 3/31/03.

      INVESCO TELECOMMUNICATIONS    INVESCO TELECOMMUNICATIONS    S&P 500        MSCI EAFE
      FUND - CLASS A                FUND - CLASS B                INDEX(R)(16)   INDEX(16)
4/02  $10,000                       $10,000                       $10,000        $10,000
3/03  $ 6,055                       $ 5,884                       $ 7,525        $ 7,670

LINE GRAPH:  INVESCO TELECOMMUNICATIONS FUND - CLASS C GROWTH OF $10,000(15)

This line graph compares the value of a $10,000 investment in INVESCO Telecommunications Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(R)(16), and to the value of a $10,000 investment in the MSCI EAFE Index(16), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Telecommunications Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 3/31/03.

      INVESCO TELECOMMUNICATIONS
      FUND - CLASS C                S&P 500 INDEX(R)(16)    MSCI EAFE INDEX(16)

2/00  $10,000                       $10,000                 $10,000
3/00  $10,859                       $10,978                 $10,390
3/01  $ 4,159                       $ 8,599                 $ 7,723
3/02  $ 2,124                       $ 8,620                 $ 7,121
3/03  $ 1,355                       $ 6,486                 $ 5,461

LINE GRAPH:  INVESCO TELECOMMUNICATIONS FUND - CLASS K GROWTH OF $10,000(15)

This line graph compares the value of a $10,000 investment in INVESCO Telecommunications Fund - Class K to the value of a $10,000 investment in the S&P 500 Index(R)(16), and to the value of a $10,000 investment in the MSCI EAFE Index(16), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 3/31/03.

      INVESCO TELECOMMUNICATIONS
      FUND - CLASS K                S&P 500 INDEX(R)(16)    MSCI EAFE INDEX(16)

12/00 $10,000                       $10,000                 $10,000
3/01  $ 6,533                       $ 8,858                 $ 8,943
3/02  $ 3,376                       $ 8,879                 $ 8,245
3/03  $ 2,169                       $ 6,682                 $ 6,324

YOUR FUND'S REPORT

UTILITIES FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

The bear market in stocks persisted during the fund's fiscal year, as investors were faced with a number of unnerving developments. The summer saw several corporate accounting scandals and persistent economic weakness that kept investors on their heels. The second half of the period was dominated by rising tensions between the U.S. and Iraq. Together, these developments translated into another poor year for equities.

--------------------------------------------------------------------------------
                                UTILITIES FUND --
                          TOP 10 COMMON STOCK HOLDINGS
                       % of Total Net Assets as of 3/31/03
--------------------------------------------------------------------------------

Entergy Corp..............................4.79%
Dominion Resources........................4.78%
FPL Group.................................4.77%
CenturyTel Inc............................4.76%
PPL Corp..................................4.74%
Cinergy Corp..............................4.71%
Exelon Corp...............................4.61%
Kinder Morgan Management LLC..............4.58%
Verizon Communications....................4.48%
Bell South................................4.34%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

NEGATIVE HEADLINES PRESSURED UTILITIES

Utilities stocks did not fare much better, as sector-specific developments had investors rotating away from the group. Without a doubt, the event that cast the darkest cloud over this sector was the meltdown at Enron Corp (not a fund holding). During the summer, the Federal Energy Regulatory Commission (FERC) discovered that the bankrupt energy trader had used a variety of questionable tactics to manipulate energy prices in California. In response, FERC ordered all of the companies that supplied power to California to preserve their records, leading many investors to wonder whether other energy trading companies would meet the same fate as Enron. Consequently, many gas utilities declined sharply, as the market grew increasingly leery of any company with trading operations.

LINE GRAPH:  INVESCO UTILITIES FUND - INVESTOR CLASS GROWTH OF $10,000(17)

This line graph compares the value of a $10,000 investment in INVESCO Utilities Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(R)(18), and to the value of a $10,000 investment in the S&P Utilities
Index(R)(18), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 3/31/03.

      INVESCO UTILITIES
      FUND - INVESTOR CLASS   S&P 500 INDEX(R)(18)    S&P UTILITIES INDEX(R)(18)

3/93  $10,000                 $10,000                 $10,000
3/94  $10,571                 $10,146                 $ 9,057
3/95  $10,489                 $11,723                 $ 9,485
3/96  $13,043                 $15,482                 $11,702
3/97  $13,820                 $18,551                 $12,182
3/98  $20,137                 $27,448                 $16,611
3/99  $22,301                 $32,523                 $16,345
3/00  $30,300                 $38,354                 $17,624
3/01  $25,700                 $30,043                 $23,954
3/02  $17,133                 $30,115                 $18,536
3/03  $13,537                 $22,661                 $12,158

Compared to the first half of the period, the past six months were relatively quiet. Aside from liquidity problems faced by three utilities in February, the sector largely faded from the headlines, and performance stabilized dramatically.

AN INHOSPITABLE REGULATORY ENVIRONMENT HURT TELECOM

Accounting irregularities also affected the telecommunications utilities. With investors already anxious that the prevailing economic softness had dampened the group's financial prospects, the telecom sector took another blow when accounting fraud surfaced at WorldCom (not a fund holding) in June. Unfortunately, that was not the end of the bad news for the telecom service providers. In February, the Federal Communications Commission (FCC) maintained a regulation that forces the regional Bell operating companies (RBOCs) to offer competitors access to their networks at wholesale rates. This decision surprised many investors, and the RBOCs declined sharply in response.

For the year ended March 31, 2003, the value of Utilities Fund-Investor Class shares declined 20.99%, which outperformed the 24.75% decline posted by the S&P 500 Index.(R) (Of course, past performance is not a guarantee of future results.)(17),(18) For performance of other share classes, please see page 2.

The fund's emphasis on electric utilities, such as Southern Co, worked well for the portfolio, as the electrics have handily outperformed their gas counterparts. The fact that we have, for the most part, avoided or had minimal exposure to some of the sector's high-profile blow-ups has also supported relative performance. The fund's lone water utility, Philadelphia Suburban, enjoyed strong results as well. Additionally, the fund's small bond holdings contributed to its relative performance.

The fund had its share of laggards. Although we emphasized more conservative electric utilities at the expense of gas utilities pipeline companies that have extensive trading operations, even our minimal exposure to the group hindered our annual showing. Also undermining performance were the fund's RBOCs, which, as stated previously, endured a rough period.

Going forward, we remain cautiously optimistic about the utilities sector. The headline risk that plagued the group throughout 2002 is likely behind us. And we continue to believe valuations within the group remain reasonable. Furthermore, the legislative and regulatory environment also appears favorable, as the proposed changes to the tax treatment of dividends could increase investors' appetite for dividend-paying stocks.

Fundamentally, there are reasons to be optimistic about the utilities sector in the near term. For example, the past winter was colder than normal, which increases demand for power. Furthermore, although natural gas prices have declined since their recent highs, they remain high by historical standards. Even then, higher gas prices support higher electricity prices, which could provide a fundamental cushion for companies that are well hedged.

As for the portfolio, our strategy has not changed. We continue to look for opportunities to increase the fund's diversification within the sector. Our focus remains on finding and investing in companies with strong balance sheets, liquidity, and attractive prospects for delivering a competitive total return. As such, we do not anticipate making any significant changes. We are currently searching the sector for cheaper firms that might have faced issues in the past, but that have now rectified them and could see their stocks revalued higher as a result

LINE GRAPH: INVESCO UTILITIES FUND - CLASS A & B GROWTH OF $10,000(17)

This line graph compares the value of a $10,000 investment in INVESCO Utilities Fund - Class A and the value of a $10,000 investment in INVESCO Utilities Fund - Class B to the value of a $10,000 investment in the S&P 500 Index(R)(18), and to the value of a $10,000 investment in the S&P 500 Utilities Index(R)(18), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Utilities Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 3/31/03.

      INVESCO UTILITIES    INVESCO UTILITIES          S&P 500            S&P 500 UTILITIES
      FUND - CLASS A       FUND - CLASS B             INDEX(R)(18)       INDEX(R)(18)
4/02  $10,000              $10,000                    $10,000            $10,000
3/03  $ 7,461              $ 7,333                    $ 7,525            $ 6,559

LINE GRAPH:  INVESCO UTILITIES FUND - CLASS C GROWTH OF $10,000(17)

This line graph compares the value of a $10,000 investment in INVESCO Utilities Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(R)(18), and to the value of a $10,000 investment in the S&P Utilities Index(R)(18), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Utilities Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 3/31/03.

      INVESCO UTILITIES
      FUND - CLASS C          S&P 500 INDEX(R)(18)    S&P UTILITIES INDEX(R)(18)

2/00  $10,000                 $10,000                 $10,000
3/00  $10,258                 $10,978                 $10,333
3/01  $ 8,633                 $ 8,599                 $14,045
3/02  $ 5,709                 $ 8,620                 $10,868
3/03  $ 4,462                 $ 6,486                 $ 7,128

(17)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEXES DO NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED THEIR PERFORMANCE.

(18)THE S&P 500 Index(R) IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE S&P 500 UTILITIES INDEX IS CONSIDERED REPRESENTATIVE OF EQUITIES IN THE UTILITY SECTOR. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

PIE CHART:  UTILITIES FUND
            INDUSTRY BREAKDOWN
            AS OF 3/31/03
            [PIE CHART]

            % OF TOTAL NET ASSETS

            Electric Utilities............69.11%
            Integrated Telecommunication
            Services......................17.53%
            Natural Gas Pipelines..........5.78%
            Gas Utilities..................2.23%
            Water Utilities................2.17%
            Net Cash & Cash Equivalents....3.18%

FUND MANAGEMENT

JEFFREY G. MORRIS, CFA

JEFF MORRIS IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. HE RECEIVED A BS FROM COLORADO STATE UNIVERSITY AND AN MS FROM UNIVERSITY OF COLORADO-DENVER. JEFF IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER AND BEGAN HIS INVESTMENT CAREER IN 1991.

QUESTIONS & ANSWERS

AN INTERVIEW WITH HEALTH SCIENCES FUND MANAGER TOM WALD

[PHOTOGRAPH OF TOM WALD OMITTED]

TOM WALD IS A VICE PRESIDENT AND FUND MANAGER OF INVESCO HEALTH SCIENCES FUND

KEEPING PACE WITH THE DYNAMIC HEALTH CARE SECTOR

THE HEALTH CARE SECTOR -- THOUGH RELATIVELY IMMUNE TO THE WAR WORRIES AND ECONOMIC UNCERTAINTY THAT HAVE HURT OTHER AREAS -- HAS ENDURED ITS SHARE OF CHANGES THESE PAST SIX MONTHS. WHAT WERE SOME OF THE KEY EVENTS AFFECTING PERFORMANCE FOR THE SECTOR?

TOM WALD: Probably the most significant event was the market rotation out of health services stocks, which had been doing well until late last year. At the end of October 2002, hospital chain Tenet Healthcare came under regulatory fire. Questions concerning whether the company had been over-billing Medicare suddenly surfaced, and this controversy soured investors on hospitals and HMOs across the sector. On top of that, the stock market rebounded in the fourth quarter, and, generally speaking, defensive stocks that had performed well during the bear market (including health services stocks) took a hit as investors began taking profits from these companies and investing elsewhere.

With the Tenet blow-up, we recognized that the market had not properly discounted the regulatory risk that is typically involved with health services stocks. This is a risk we first saw about five years ago with HCA Inc (back then called Columbia), which ran into Medicare fraud problems at that time, scaring the market and showing that hospitals face systemic issues with Medicare pricing. That event -- along with reductions in Medicare reimbursements in the budget around 1997-98 -- hindered the performance of hospital stocks.

Then, through the middle of 2002, we saw these companies rebound and enjoy outstanding performance -- a lot of it predicated on changing demographics as more U.S. citizens moved toward senior citizen age, which kept political leaders funding Medicare in an effort to satisfy their constituencies. A Democratic-controlled Congress also helped keep funding for Medicare strong.

In retrospect, the market probably got carried away during these years, downplaying the regulatory risk hospital stocks face. The market also overlooked the liquidity risk associated with hospitals. After the Tenet debacle, it became clear that hospital stocks weren't liquid enough to handle the sell-off -- even those fundamentally strong companies within the space that were simply falling in sympathy with Tenet.

In light of this shift, we opted to decrease our portfolios' exposure to health services during the period and focus on other areas. It seemed like a good time to reposition the fund not only because of the rotation, but also because the midterm elections yielded a Republican-controlled Congress. At least for the time being, the issue of how Medicare will fare in the budget remains in question.

WITH HEALTH SERVICES STOCKS PULLING BACK, WERE THERE ANY AREAS OF THE SECTOR THAT PROVIDED SOME BALLAST?

TOM WALD: Yes, fortunately, the health care sector is diverse, and some other industries fared quite well. After trimming our exposure to health services, we moved a considerable portion of assets into large-cap pharmaceuticals. Six months ago, these companies were facing a lot of obstacles -- most notably, expiring patents and competition from generic manufacturers -- but the long-term picture has since brightened.

What we're seeing now is that the worst of the generic competition appears to have been played out, and earnings comparisons for many pharmaceuticals have therefore improved now that they've put some big losses behind them. Moreover, we expect to see a wave of new products in late 2003 or early 2004, which should provide a boost to the industry. And, for the first time in 40 years, dividend yields on drug stocks are above those for short-term Treasuries -- suggesting that there's probably less downside risk for these stocks than there has been in some time. Therefore, I think it's less a question of whether you want to own these stocks, and more a question of WHEN you want to own these stocks.

We're also bullish on the medical devices industry -- especially companies in the drug-coated stent market. Drug-coated stents are devices used to open arteries and keep them unclogged. We believe that this is the biggest new therapeutic market to emerge -- and it could dominate the health care sector for several years to come.

FOREST LABORATORIES IS ONE HEALTH CARE STOCK THAT SEEMS TO CONSISTENTLY OUTPERFORM. WHAT HAS FUELED THIS COMPANY'S GROWTH OVER THE PAST YEAR?

TOM WALD: Forest Laboratories has been one of our largest holdings for some time now, and it continued to perform well this reporting period. The company continues to grow its earnings and beat Wall Street estimates. The company has enjoyed tremendous success with its anti-depressant drugs, Lexapro and Celexa. In addition, Forest has shown a strong pace of development for a new Alzheimer's drug called Memantine, which we expect to be approved by the Food and Drug Administration (FDA) within the next year or so. Memantine is likely to be the best-in-class treatment for that disease, and the clinical research is promising so far. Forest is an example of a company that has succeeded on many levels:
It's had great financial results, great product results, and boasts a strong line-up of potential new products. Plus, Forest is a smaller firm, so positive results have had a major affect on its earnings.

YOU MENTIONED THE FDA. FOR MOST OF 2002, PRODUCT APPROVALS WERE SLOW IN COMING. WHAT ARE YOUR THOUGHTS ON THE FDA AT THIS JUNCTURE?

TOM WALD: For a while, the FDA was operating without a commissioner, and it took some time to appoint someone. No one wanted to be held accountable for the next Fen-Phen (a weight loss drug that wound up having life-threatening side effects post-FDA approval). In late 2002, Mark McClellan was appointed. It's difficult to judge what kind of effect his presence will have, but the market responded to the news of his appointment positively.

We're encouraged that there appears to be strong leadership at the agency, and the drug approval process has smoothed out a bit since his appointment. We think that companies with promising propriety product pipelines will continue to be well positioned for growth going forward.

ARE THERE ANY OTHER FACTORS ON YOUR RADAR SCREEN THAT COULD AFFECT THE HEALTH CARE SECTOR GOING FORWARD?

TOM WALD: Another pertinent event involved the shift in leadership from a Democratic to a Republican-controlled Congress during the mid-term elections last November. While it's tough to gauge what the long-term effects of this change might be, we'll be watching for any increases or decreases in the Medicare portion of the federal budget. It will also be interesting to see whether Medicare drug reimbursement legislation is passed, and, if so, how such legislation might be structured.

"... FOR THE FIRST TIME IN 40 YEARS, DIVIDEND YIELDS ON DRUG STOCKS ARE ABOVE THOSE FOR SHORT-TERM TREASURIES - SUGGESTING THAT THERE'S PROBABLY LESS DOWNSIDE RISK FOR THESE STOCKS THAN THERE HAS BEEN IN SOME TIME."

SECTOR FUNDS MAY EXPERIENCE GREATER PRICE VOLATILITY THAN MORE DIVERSIFIED EQUITY FUNDS DUE TO HIGHER INDUSTRY CONCENTRATIONS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF AN INVESTMENT PORTFOLIO.

MARKET HEADLINES

"OVERALL, FEW ECONOMIC ANALYSTS FORESEE A FOURTH YEAR OF BROAD STOCK DECLINES, BUT IT WILL LIKELY TAKE SOME DECISIVE AND LASTING SIGNS OF IMPROVEMENT BEFORE INVESTORS REGAIN CONFIDENCE."

MARKET OVERVIEW:

APRIL 2002 THROUGH MARCH 2003

After two years of declines in the stock market, investors had hoped to see an improvement in 2002 -- or at least in the first quarter of 2003. Instead, the market continued downward, with the major stock indexes registering sharp losses for the 12-month period ended March 31, 2003.

There were a number of factors responsible for the year's decline. First, a series of corporate accounting scandals dominated the news well into summer 2002, tainting investors' perception of the market. Talk of Enron's collapse lingered -- and new scandals surrounding companies such as WorldCom Inc, Tyco International Ltd, and HealthSouth Corp followed. Furthermore, geopolitical uncertainty persisted throughout the year to varying degrees as threats of terrorist attacks, a nuclear standoff between India and Pakistan, speculation regarding the U.S.'s intentions toward Iraq, and North Korea's refusal to obey a 1994 arms agreement all clouded the landscape. In addition, oil prices surged, as inventories were pressured by strikes in Venezuela, violence in Nigeria, and concerns over a potential war with Iraq.

In addition, a generally weak economy and disappointing corporate earnings were ongoing stories. Although a few rallies were ignited by hopes that a recovery might be forthcoming -- most notably, a two-month surge that began on October 10, a week-long rally during the first days of January 2003, and a mini-rebound in mid-March on the heels of the long-awaited start to the war in Iraq -- they could not be sustained in such an uncertain environment.

Meanwhile, investors flocked to investments with a defensive reputation during the year. Fixed-income securities advanced, benefiting from the flight-to-quality trend as well as the Federal Reserve's decision to leave interest rates unchanged until November, when a surprisingly steep 50-basis-point cut was implemented. Gold stocks and real estate investment trusts were other top performers. Conversely, high-growth sectors, including technology and telecommunications, declined.

As the fund's fiscal period came to a close, investors were still seeking direction. On the one hand, some uncertainty was put to rest once American-led coalition forces took up arms in Iraq. However, new questions regarding the duration of the war and the rebuilding process have recently surfaced. There are also concerns about the state of the U.S. economy.

Once the cloud of war lifts, investors will be watching to see whether corporate spending, consumer confidence, and other important measures improve as most
analysts   expect.   Investors   are  also   hoping   that  the  newly   elected
Republican-majority Congress and President Bush's economic plan -- which includes a proposal for the elimination of individual taxes on dividends -- will foster business-friendly fiscal policy going forward. Overall, few economic analysts foresee a fourth year of broad stock declines, but it will likely take some decisive and lasting signs of improvement before investors regain confidence.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Sector Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO Energy Fund, INVESCO Financial Services Fund, INVESCO Gold & Precious Metals Fund, INVESCO Health Sciences Fund, INVESCO Leisure Fund, INVESCO Real Estate Opportunity Fund, INVESCO Technology Fund, INVESCO Telecommunications Fund and INVESCO Utilities Fund (constituting INVESCO Sector Funds, Inc., hereafter referred to as the "Fund") at March 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003 by correspondence with the custodian, transfer agent and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
April 30, 2003

INVESTMENT HOLDINGS

STATEMENT OF INVESTMENT SECURITIES
INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
ENERGY FUND
96.32   COMMON STOCKS
0.60    GAS UTILITIES
        Equitable Resources                                        40,000  $    1,500,400
==========================================================================================
25.06   INTEGRATED OIL & GAS
        BP PLC Sponsored ADR
          Representing 6 Ord Shrs                    UK           276,000      10,650,840
        ChevronTexaco Corp                                         88,000       5,689,200
        ConocoPhillips                                            165,000       8,844,000
        Eni SpA Sponsored ADR
          Representing 5 Ord Shrs(a)                 IT            82,000       5,475,140
        Murphy Oil                                                300,000      13,251,000
        Occidental Petroleum                                      165,000       4,943,400
        Royal Dutch Petroleum New York
          Registry 1.25 Gldr Shrs                    NL           135,000       5,501,250
        TotalFinaElf SA Sponsored ADR
          Representing 1/2 Ord Shr                   FR           137,000       8,667,990
==========================================================================================
                                                                               63,022,820
3.48    NATURAL GAS PIPELINES
        Enbridge Energy Management LLC                            220,000       8,756,000
==========================================================================================
11.09   OIL & GAS DRILLING
        Atwood Oceanics(b)                                        165,300       4,172,172
        Grey Wolf(b)                                              400,000       1,576,000
        Nabors Industries Ltd(b)                     BD           260,000      10,366,200
        Noble Corp(b)                                             198,000       6,221,160
        Rowan Cos                                                 282,000       5,544,120
==========================================================================================
                                                                               27,879,652
28.73   OIL & GAS EQUIPMENT & SERVICES
        Baker Hughes                                              170,000       5,088,100
        BJ Services(b)                                            160,000       5,502,400
        Cal Dive International(b)                                 430,000       7,744,300
        Cooper Cameron(b)                                         111,000       5,495,610
        FMC Technologies(b)                                       289,100       5,550,720
        Grant Prideco(b)                                          708,200       8,540,892
        Halliburton Co                                            265,000       5,493,450
        Lone Star Technologies(b)                                 388,600       8,207,232
        Maverick Tube(b)                                          300,000       5,580,000
        National-Oilwell Inc(b)                                   115,000       2,574,850
        Schlumberger Ltd                             NL           100,000       3,801,000
        Weatherford International Ltd(b)             BD           230,000       8,687,100
==========================================================================================
                                                                               72,265,654
21.65   OIL & GAS EXPLORATION,
          PRODUCTION & TRANSPORTATION
        Apache Corp                                               145,200       8,964,648
        Burlington Resources                                      111,000       5,295,810
        Devon Energy                                               55,000       2,652,100

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
        EnCana Corp                                  CA           160,000  $    5,177,600
        Forest Oil(b)                                             228,000       5,084,400
        Kerr-McGee Corp                                           132,000       5,360,520
        Pioneer Natural Resources(b)                              405,000      10,165,500
        Remington Oil & Gas(b)                                    150,000       2,554,500
        Talisman Energy                              CA           232,000       9,201,120
==========================================================================================
                                                                               54,456,198
5.71    OIL & GAS REFINING & MARKETING
        Sunoco Inc                                                195,000       7,131,150
        Valero Energy                                             175,000       7,241,500
==========================================================================================
                                                                               14,372,650
        TOTAL COMMON STOCKS (COST $220,616,631)                               242,253,374
==========================================================================================
9.34    SHORT-TERM INVESTMENTS
7.56    COMMERCIAL PAPER
3.98    CONSUMER RECEIVABLES
        New Center Asset Trust, Series 1,
         Discount Notes 1.420%, 4/1/2003                   $  10,000,000       10,000,000
==========================================================================================
3.58    DIVERSIFIED FINANCIAL SERVICES
        State Street Boston, Discount Notes,
          1.390%, 4/1/2003                                 $    9,000,000       9,000,000
==========================================================================================
          TOTAL COMMERCIAL PAPER (Amortized Cost
            $19,000,000)                                                       19,000,000
==========================================================================================
1.64    INVESTMENT COMPANIES
        INVESCO Treasurer's Series Money Market
          Reserve Fund(c)(f), 1.092% (Cost
          $4,139,034)                                           4,139,034       4,139,034
==========================================================================================
0.14    REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street
          dated 3/31/2003 due 4/1/2003 at 1.230%,
          repurchased at $360,012 (Collateralized
          by Federal Home Loan Bank, Discount Notes,
          due 4/1/2003, value $370,000) (Cost
          $360,000)                                        $      360,000         360,000
==========================================================================================
        TOTAL SHORT-TERM INVESTMENTS
          (AMORTIZED COST $23,499,034)                                         23,499,034
==========================================================================================
105.66  TOTAL INVESTMENTS AT VALUE
          (COST $244,115,665)                                                 265,752,408
==========================================================================================
(5.66)  OTHER ASSETS LESS LIABILITIES                                         (14,240,725)
==========================================================================================
100.00  NET ASSETS AT VALUE                                                $  251,511,683
==========================================================================================

FINANCIAL SERVICES FUND
96.51   COMMON STOCKS
39.50   BANKS
        Bank of America                                           690,700  $   46,166,388
        Bank of New York                                          817,400      16,756,700
        Bank One                                                  552,600      19,131,012
        Charter One Financial                                     146,200       4,043,892
        City National                                              43,300       1,902,602
        Compass Bancshares                                        243,100       7,601,737

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
        Fifth Third Bancorp                                       420,950  $   21,106,433
        First Tennessee National                                  154,700       6,143,137
        FleetBoston Financial                                     436,000      10,411,680
        Investors Financial Services                              235,000       5,722,250
        M&T Bank                                                  178,100      13,995,098
        Mellon Financial                                          485,400      10,319,604
        National Commerce Financial                               391,200       9,271,440
        New York Community Bancorp                                147,700       4,401,460
        Northern Trust                                            329,300      10,027,185
        Synovus Financial                                         642,500      11,494,325
        TCF Financial                                             362,700      14,522,508
        UBS AG(b)                                                 254,600      10,871,420
        Wachovia Corp                                             836,800      28,509,776
        Wells Fargo & Co                                          910,700      40,972,393
        Zions Bancorp                                              87,300       3,734,694
==========================================================================================
                                                                              297,105,734
5.17    CONSUMER FINANCE
        Fannie Mae                                                150,900       9,861,315
        Freddie Mac                                               279,400      14,836,140
        SLM Corp                                                  127,600      14,153,392
==========================================================================================
                                                                               38,850,847
0.17    DATA PROCESSING SERVICES
        Concord EFS(b)                                            138,100       1,298,140
==========================================================================================
14.19   DIVERSIFIED FINANCIAL SERVICES
        Ambac Financial Group                                     399,100      20,162,532
        American Express                                          613,300      20,379,959
        Citigroup Inc                                           1,172,000      40,375,400
        Franklin Resources                                        233,300       7,677,903
        Goldman Sachs Group                                       124,000       8,441,920
        Moody's Corp                                               81,800       3,781,614
        Prudential Financial                                      200,800       5,873,400
==========================================================================================
                                                                              106,692,728
2.23    INSURANCE BROKERS
        Marsh & McLennan                                          393,300      16,766,379
==========================================================================================
13.55   INVESTMENT ADVISER/BROKER DEALER SERVICES
        Eaton Vance                                               165,700       4,429,161
        Federated Investors Class B Shrs                          336,950       8,575,377
        Legg Mason                                                237,300      11,566,002
        Lehman Brothers Holdings                                  403,100      23,279,025
        Merrill Lynch & Co                                      1,080,000      38,232,000
        Morgan Stanley                                            413,400      15,853,890
==========================================================================================
                                                                              101,935,455
2.88    LIFE & HEALTH INSURANCE
        AFLAC Inc                                                 306,800       9,832,940
        Lincoln National                                           70,700       1,979,600
        Nationwide Financial Services Class A Shrs                 91,000       2,217,670
        Principal Financial Group                                 280,300       7,607,342
==========================================================================================
                                                                               21,637,552

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
6.78    MULTI-LINE INSURANCE
        American International Group                              730,402  $   36,118,379
        Radian Group                                              446,700      14,910,846
==========================================================================================
                                                                               51,029,225
5.79    PROPERTY & CASUALTY INSURANCE
        Allstate Corp                                             506,500      16,800,605
        PMI Group                                                  74,900       1,913,695
        SAFECO Corp                                               383,100      13,397,007
        St Paul                                                   359,500      11,432,100
==========================================================================================
                                                                               43,543,407
1.67    REAL ESTATE INVESTMENT TRUSTS
        iStar Financial                                           430,900      12,569,353
==========================================================================================
4.58    REINSURANCE
        Endurance Specialty Holdings Ltd(b)                       166,200       4,020,378
        PartnerRe Ltd                                             226,300      11,371,575
        Platinum Underwriters Holdings Ltd                        388,500       9,848,475
        RenaissanceRe Holdings Ltd                                230,200       9,219,510
==========================================================================================
                                                                               34,459,938
        TOTAL COMMON STOCKS (COST $693,290,685)                               725,888,758
==========================================================================================
3.40    SHORT-TERM INVESTMENTS
3.33    COMMERCIAL PAPER -- CONSUMER RECEIVABLES
        New Center Asset Trust, Series 1, Discount
          Notes 1.420%, 4/1/2003 (Amortized Cost
          $25,000,000)                                     $   25,000,000      25,000,000
==========================================================================================
0.07    REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street
          dated 3/31/2003 due 4/1/2003 at 1.230%,
          repurchased at $533,018 (Collateralized
          by Federal Home Loan Bank, Discount Notes,
          due 4/1/2003, value $545,000) (Cost
          $533,000)                                        $      533,000         533,000
==========================================================================================
        TOTAL SHORT-TERM INVESTMENTS
          (AMORTIZED COST $25,533,000)                                         25,533,000
==========================================================================================
99.91   TOTAL INVESTMENTS AT VALUE
          (COST $718,823,685)                                                 751,421,758
==========================================================================================
0.09    OTHER ASSETS LESS LIABILITIES                                             692,085
==========================================================================================
100.00  NET ASSETS AT VALUE                                                $  752,113,843
==========================================================================================

GOLD & PRECIOUS METALS FUND
85.12   COMMON STOCKS & RIGHTS
14.22   DIVERSIFIED METALS & MINING
        Apollo Gold(a)(b)                            CA         1,300,000  $    3,084,401
        Freeport McMoRan Copper & Gold Class B
          Shrs(b)                                                 245,000       4,177,250
        Gold Fields Ltd Sponsored ADR Representing
          Ord Shrs                                   SF           450,000       4,725,000
        North American Palladium Ltd(b)              CA           200,000         503,076
        Solitario Resources(b)                       CA           631,000         274,544

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
        Teck Cominco Ltd Class B Shrs(a)             CA           280,000  $    2,120,534
==========================================================================================
                                                                               14,884,805
59.64   GOLD
        Agnico-Eagle Mines Ltd(a)                    CA           404,000       5,296,440
        AngloGold Ltd Sponsored ADR
          Representing Ord Shrs                      SF           117,000       3,531,060
        Ashanti Goldfields Ltd GDR
          Representing Ord Shrs(b)                   GH           660,000       3,748,800
        Barrick Gold                                 CA           315,000       4,901,400
        Chesapeake Gold(b)                           CA           182,700         444,655
        Claude Resources(b)                          CA           305,100         292,458
        Glamis Gold Ltd(a)(b)                        CA           800,000       8,272,000
        Glamis Gold Ltd Rights(b)
          (to purchase Cmn Shrs)                     CA           226,700               0
        Goldcorp Inc                                 CA           295,000       3,129,950
        Harmony Gold Mining Ltd Sponsored ADR
          Representing Ord Shrs                      SF           300,000       3,669,000
        IAMGOLD Corp(a)                              CA         1,200,000       5,221,117
        Kinross Gold(b)                              CA           700,000       4,301,982
        Meridian Gold(b)                             CA           500,000       4,725,000
        Newmont Mining                                            195,000       5,099,250
        Pacific Rim Mining(b)                        CA         1,254,900         409,499
        Placer Dome                                  CA           505,000       4,949,000
        Rio Narcea Gold Mines Ltd(b)                 CA           515,900         736,524
        Wheaton River Minerals Ltd(a)(b)             CA         4,400,000       3,709,168
==========================================================================================
                                                                               62,437,303
11.26   PRECIOUS METALS & MINERALS
        Aber Diamond(b)                              CA           230,000       4,270,233
        Compania de Minas Buenaventura SA Sponsored
          ADR Representing Series B Shrs             PE           160,000       4,000,000
        Impala Platinum Holdings Ltd                 SF            49,000       2,496,379
        SouthernEra Resources Ltd(b)                 CA           250,000       1,019,749
==========================================================================================
                                                                               11,786,361
        TOTAL COMMON STOCKS & RIGHTS (COST
          $75,551,902)                                                         89,108,469
==========================================================================================
2.37    PREFERRED STOCKS -- DIVERSIFIED METALS & MINING
        Freeport McMoRan Copper & Gold Depository
          Shrs Representing 1/20 Series Gold Pfd Shr
          (Cost $1,405,625)                                        75,000       2,482,500
==========================================================================================
4.83    OTHER SECURITIES -- GOLD BULLION
        Gold Bullion(b) (Cost $4,266,114)                          14,974(d)    5,051,577
==========================================================================================
18.99   SHORT-TERM INVESTMENTS
10.84   INVESTMENT COMPANIES
        INVESCO Treasurer's Series Money Market
          Reserve Fund(c)(f), 1.092% (Cost
          $11,344,418)                                         11,344,418      11,344,418
==========================================================================================

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
8.15    REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street
          dated 3/31/2003 due 4/1/2003 at 1.230%,
          repurchased at $8,531,291 (Collateralized
          by Federal Home Loan Bank, Discount
          Notes, due 4/1/2003, value $8,705,000)
          (Cost $8,531,000)                                $    8,531,000  $    8,531,000
==========================================================================================
        TOTAL SHORT-TERM INVESTMENTS
          (COST $19,875,418)                                                   19,875,418
==========================================================================================
111.31  TOTAL INVESTMENTS AT VALUE
          (COST $101,099,059)                                                 116,517,964
==========================================================================================
(11.31) OTHER ASSETS LESS LIABILITIES                                         (11,841,514)
==========================================================================================
100.00  NET ASSETS AT VALUE                                                $  104,676,450
==========================================================================================

HEALTH SCIENCES FUND
98.72   COMMON STOCKS
17.69   BIOTECHNOLOGY
        Amgen Inc(b)                                              717,200  $   41,274,860
        Biotech HOLDRs Trust(b)(e)                                512,900      47,827,925
        Chiron Corp(b)                                            295,300      11,073,750
        Genentech Inc(b)                                          311,100      10,891,611
        Genzyme Corp-General Division(b)                          358,500      13,067,325
        Gilead Sciences(b)                                        664,460      27,900,675
        IDEC Pharmaceuticals(b)                                   208,500       7,176,362
        MedImmune Inc(b)                                          360,800      11,845,064
==========================================================================================
                                                                              171,057,572
0.99    HEALTH CARE DISTRIBUTORS & SERVICES
        McKesson Corp                                             385,500       9,610,515
==========================================================================================
18.93   HEALTH CARE EQUIPMENT
        Biomet Inc                                                398,600      12,217,090
        Boston Scientific(b)                                      576,440      23,495,694
        C.R. Bard                                                 407,100      25,671,726
        Edwards Lifesciences(b)                                   403,800      11,064,120
        Guidant Corp(b)                                           565,600      20,474,720
        Medtronic Inc                                             589,500      26,598,240
        Stryker Corp                                              168,500      11,567,525
        Varian Medical Systems(b)                                 458,180      24,709,647
        Zimmer Holdings(b)                                        559,262      27,196,911
==========================================================================================
                                                                              182,995,673
1.43    HEALTH CARE FACILITIES
        HCA Inc                                                   131,120       5,423,123
        Health Management Associates Class A Shrs                 299,300       5,686,700
        Triad Hospitals(b)                                        102,100       2,746,490
==========================================================================================
                                                                               13,856,313
2.34    HEALTH CARE SUPPLIES
        Alcon Inc(b)                                              462,150      18,957,393

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
        Smith & Nephew PLC                                        605,100  $    3,701,467
==========================================================================================
                                                                               22,658,860
1.37    HOUSEHOLD PRODUCTS
        Procter & Gamble                                          149,300      13,295,165
==========================================================================================
1.39    MANAGED HEALTH CARE
        First Health Group(b)                                     257,840       6,559,450
        UnitedHealth Group                                         74,600       6,838,582
==========================================================================================
                                                                               13,398,032
54.58   PHARMACEUTICALS
        Abbott Laboratories                                     1,058,830      39,822,596
        AmerisourceBergen Corp                                    173,925       9,131,063
        Barr Laboratories(b)                                      269,700      15,372,900
        Bristol-Myers Squibb                                    1,778,100      37,571,253
        Eli Lilly & Co                                            685,700      39,187,755
        Forest Laboratories(b)                                    859,084      46,364,763
        GlaxoSmithKline PLC Sponsored ADR
          Representing 2 Ord Shrs                                 658,700      23,179,653
        Johnson & Johnson                                         818,462      47,364,396
        Merck & Co                                                767,100      42,021,738
        Novartis AG Sponsored ADR
          Representing Ord Shrs                                   881,700      32,675,802
        Pfizer Inc                                                980,151      30,541,505
        Pharmaceutical HOLDRs Trust(a)(e)(f)                      578,400      42,888,360
        Pharmaceutical Resources(b)                               323,500      13,742,280
        Pharmacia Corp                                            808,307      34,999,693
        Teva Pharmaceutical Industries Ltd Sponsored
          ADR Representing Ord Shrs                               753,140      31,368,281
        Wyeth                                                   1,096,600      41,473,412
==========================================================================================
                                                                              527,705,450
        TOTAL COMMON STOCKS (COST $821,536,195)                               954,577,580
==========================================================================================
0.77    PREFERRED STOCKS
0.00    BIOTECHNOLOGY
        Ingenex Inc, Conv Pfd, Series B Shrs(b)(l)                103,055               1
==========================================================================================
0.77    HEALTH CARE EQUIPMENT
        Athersys Inc, Conv Pfd, Class F Shrs(b)(l)                416,667       5,416,667
        Optimize Inc, Pfd, Series 5 Shrs(b)(l)                  1,337,276         628,450
        Scimagix Inc, Pfd, Series C Shrs(b)(l)                    641,635       1,350,000
        UltraGuide Inc, Pfd
          Series E Shrs(b)(l)                                     445,050          84,560
          Series F Shrs(b)(l)                                      50,000           9,500
==========================================================================================
                                                                                7,489,177
        TOTAL PREFERRED STOCKS (Cost $9,078,452)                                7,489,178
==========================================================================================
2.96    SHORT-TERM INVESTMENTS
2.50    INVESTMENT COMPANIES
        INVESCO Treasurer's Series Money Market
          Reserve Fund(c)(f), 1.092% (Cost
          $24,193,400)                                         24,193,400      24,193,400
==========================================================================================

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
0.46    REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street
          dated 3/31/2003 due 4/1/2003 at 1.230%,
          repurchased at $4,424,151 (Collateralized
          by Federal Home Loan Bank, Discount Notes,
          due 4/1/2003, value $4,515,000) (Cost
          $4,424,000)                                      $    4,424,000  $    4,424,000
==========================================================================================
        TOTAL SHORT-TERM INVESTMENTS
          (COST $28,617,400)                                                   28,617,400
==========================================================================================
102.45  TOTAL INVESTMENTS AT VALUE
          (COST $859,232,047)                                                 990,684,158
==========================================================================================
(2.45)  OTHER ASSETS LESS LIABILITIES                                         (23,730,992)
==========================================================================================
100.00  NET ASSETS AT VALUE                                                $  966,953,166
==========================================================================================

LEISURE FUND
96.28   COMMON STOCKS
10.18   ADVERTISING
        Harte-Hanks Inc                                           332,450  $    6,349,795
        JC Decaux SA(b)                              FR           218,400       2,073,367
        Omnicom Group                                             706,000      38,244,020
        Valassis Communications(b)                                541,900      14,306,160
        WPP Group PLC                                UK         1,090,730       5,879,053
==========================================================================================
                                                                               66,852,395
2.34    APPAREL, ACCESSORIES & LUXURY GOODS
        Jones Apparel Group(b)                                    256,900       7,046,767
        Polo Ralph Lauren Class A Shrs(b)                         363,400       8,321,860
==========================================================================================
                                                                               15,368,627
7.95    BREWERS
        Anheuser-Busch Cos                                        340,400      15,866,044
        Carlsberg A/S Class B Shrs(a)                DA           443,084      14,974,333
        Diageo PLC                                   UK           224,600       2,304,041
        Heineken NV                                  NL           477,200      17,699,295
        Interbrew                                    BE            66,535       1,347,512
==========================================================================================
                                                                               52,191,225
5.10    BROADCASTING-- RADIO/TV
        Belo Corp Series A Shrs                                   360,000       7,293,600
        Clear Channel Communications(b)                           124,049       4,207,742
        Fox Kids Europe NV(b)                        NL           905,629       5,039,934
        Granada PLC                                  UK           324,208         292,102
        Gray Television                                           640,100       5,760,900
        Sinclair Broadcast Group Class A Shrs(b)                  508,500       3,996,810
        Spanish Broadcasting System Class A Shrs(b)               271,200       1,665,168
        Television Broadcasts Ltd Sponsored ADR
          Representing 2 Ord Shrs                    HK           154,500         946,869
        Univision Communications Class A Shrs(b)                  174,300       4,272,093
==========================================================================================
                                                                               33,475,218
10.52   CABLE & SATELLITE OPERATORS
        Cablevision Systems New York Group(b)                     833,293      15,824,234

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
        Comcast Corp Class A Shrs(b)                              342,400  $    9,789,216
        EchoStar Communications Class A Shrs(b)                   408,585      11,799,935
        Liberty Media Series A Shrs(b)                          3,253,914      31,660,583
==========================================================================================
                                                                               69,073,968
1.59    CABLE & SATELLITE PROGRAMMERS
        USA Interactive(b)                                        389,800      10,442,742
==========================================================================================
14.36   CASINOS & GAMING
        Harrah's Entertainment(b)                                 982,000      35,057,400
        International Game Technology(b)                          588,000      48,157,200
        MGM MIRAGE(b)                                             152,016       4,446,468
        Park Place Entertainment(b)                                95,200         677,824
        Wynn Resorts Ltd(b)                                       387,700       5,986,088
==========================================================================================
                                                                               94,324,980
0.37    CONSUMER ELECTRONICS
        Sony Corp Sponsored ADR
          Representing Ord Shrs                      JA            70,100       2,462,613
==========================================================================================
1.54    CRUISE LINES
        Carnival Corp                                             268,900       6,483,179
        Royal Caribbean Cruises Ltd                               170,344       2,560,270
        Steiner Leisure Ltd(b)                                     93,000       1,050,900
==========================================================================================
                                                                               10,094,349
0.71    DIVERSIFIED FINANCIAL SERVICES
        Pargesa Holding AG Class B Shrs              SZ             2,708       4,688,831
==========================================================================================
0.66    DIVERSIFIED METALS & MINING
        Anglo American PLC ADR
          Representing Ord Shrs(a)                   UK           303,140       4,334,902
==========================================================================================
0.83    FOOTWEAR
        Foot Locker                                               151,000       1,615,700
        NIKE Inc Class B Shrs                                      75,000       3,856,500
==========================================================================================
                                                                                5,472,200
0.71    GENERAL MERCHANDISE STORES
        Target Corp                                                57,200       1,673,672
        Tuesday Morning(b)                                        152,400       2,999,232
==========================================================================================
                                                                                4,672,904
6.39    HOTELS & RESORTS
        Accor SA                                     FR           106,500       2,942,508
        Cendant Corp(b)                                           563,700       7,158,990
        Extended Stay America(b)                                  191,600       1,935,160
        Hilton Hotels                                             605,150       7,025,791
        Marriott International Class A Shrs                       279,100       8,878,171
        NH Hoteles SA(b)                             SP           418,600       3,416,687
        Starwood Hotels & Resorts Worldwide
          Paired Certificates SBI                                 445,860      10,607,009
==========================================================================================
                                                                               41,964,316
0.30    INDUSTRIAL CONGLOMERATES
        Campagnie Nationale a Portefeuille(a)        BE            20,300       1,962,610
==========================================================================================

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
2.58    INVESTMENT COMPANIES
        iShares Trust
          Russell 3000 Index Fund                                 185,000  $    8,750,500
          S&P 500 Index Fund                                       96,300       8,167,203
==========================================================================================
                                                                               16,917,703
1.39    LEISURE FACILITIES
        Cedar Fair LP(a)                                           97,800       2,437,176
        Intrawest Corp                               CA           396,480       4,139,251
        Six Flags(b)                                              362,500       2,030,000
        Vail Resorts (b)                                           45,100         502,865
==========================================================================================
                                                                                9,109,292
8.31    LEISURE PRODUCTS
        Activision Inc(b)                                          88,300       1,275,935
        Electronic Arts(b)                                         30,500       1,788,520
        Hasbro Inc                                                138,400       1,922,376
        Leapfrog Enterprises(b)                                    51,100       1,218,224
        Mattel Inc                                              2,151,200      48,402,000
==========================================================================================
                                                                               54,607,055
9.83    MOVIES & ENTERTAINMENT
        AOL Time Warner(b)                                      1,169,500      12,700,770
        Groupe Bruxelles Lambert SA                  BE           363,900      13,103,894
        Metro-Goldwyn-Mayer Inc(b)                              1,054,900      11,076,450
        Pixar(b)                                                  103,700       5,608,096
        Regal Entertainment Group Class A Shrs                    129,900       2,331,705
        Viacom Inc
          Class A Shrs(b)                                         101,880       3,718,620
          Class B Shrs(b)                                         179,900       6,569,948
        Walt Disney                                               556,199       9,466,507
==========================================================================================
                                                                               64,575,990
7.53    PUBLISHING & PRINTING
        E. W. Scripps Class A Shrs                                 73,300       5,551,742
        Gannett Co                                                144,000      10,141,920
        Knight-Ridder Inc                                         232,800      13,618,800
        McClatchy Co Class A Shrs                                 131,900       7,068,521
        McGraw-Hill Cos                                            76,700       4,263,753
        Media General Class A Shrs                                 54,600       2,688,504
        New York Times Class A Shrs                               141,200       6,092,780
==========================================================================================
                                                                               49,426,020
1.65    RESTAURANTS
        CBRL Group                                                272,600       7,482,870
        Yum! Brands(b)                                            136,900       3,330,777
==========================================================================================
                                                                               10,813,647
0.35    SOFT DRINKS
        Coca-Cola Femsa SA de CV Sponsored ADR
          Representing 10 Ord Series L Shrs          MX           134,500       2,305,330
==========================================================================================
0.39    SPECIALTY STORES
        Hollywood Entertainment(b)                                122,300       1,961,692

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
        Toys "R" Us(b)                                             74,900  $      626,913
==========================================================================================
                                                                                2,588,605
0.10    TELECOMMUNICATIONS EQUIPMENT
        General Motors Class H Shrs(b)                             60,600         678,720
==========================================================================================
0.60    TOBACCO
        Altria Group                                              130,900       3,921,764
==========================================================================================
        TOTAL COMMON STOCKS (COST $575,154,170)                               632,326,006
==========================================================================================
2.62    PREFERRED STOCKS
1.76    MOVIES & ENTERTAINMENT
        News Corp Ltd Sponsored ADR
          Representing 4 Pfd Ltd Voting Shrs         AS           542,178      11,597,187
==========================================================================================
0.86    SOFT DRINKS
        Companhia de Bebidas das Americas
          Sponsored ADR Representing 100 Pfd Shrs    BR           340,000       5,644,000
==========================================================================================
        TOTAL PREFERRED STOCKS (COST $19,368,824)                              17,241,187
==========================================================================================
2.97    SHORT-TERM INVESTMENTS
0.47    US GOVERNMENT OBLIGATIONS
        US Government Securities(c)
           (Cost $3,111,943)                               $    3,111,943       3,111,943
==========================================================================================
1.61    INVESTMENT COMPANIES
        INVESCO Treasurer's Series Money Market
          Reserve Fund(c)(f), 1.092% (Cost
          $10,594,794)                                         10,594,794      10,594,794
==========================================================================================
0.89    REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street
          dated 3/31/2003 due 4/1/2003 at 1.230%,
          repurchased at $5,814,199 (Collateralized
          by Federal Home Loan Bank, Discount
          Notes, due 4/1/2003, value $5,935,000)
          (Cost $5,814,000)                                $    5,814,000       5,814,000
==========================================================================================
        TOTAL SHORT-TERM INVESTMENTS
          (COST $19,520,737)                                                   19,520,737
==========================================================================================
101.87  TOTAL INVESTMENTS AT VALUE
          (COST $614,043,731)                                                 669,087,930
==========================================================================================
(1.87)  OTHER ASSETS LESS LIABILITIES                                         (12,304,201)
==========================================================================================
100.00  NET ASSETS AT VALUE                                                $  656,783,729
==========================================================================================

REAL ESTATE OPPORTUNITY FUND
95.21   COMMON STOCKS
1.11    CASINOS & GAMING
        Park Place Entertainment(b)                                36,900  $      262,728
==========================================================================================
1.43    FOREST PRODUCTS
        Weyerhaeuser Co                                             7,100         339,593
==========================================================================================
1.00    HOMEBUILDING
        Ryland Group                                                5,500         237,545
==========================================================================================

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
1.00    HOTELS & RESORTS
        Starwood Hotels & Resorts Worldwide Paired
          Certificates SBI                                          9,900  $      235,521
==========================================================================================
1.49    PAPER PRODUCTS
        Bowater Inc                                                 9,500         352,925
==========================================================================================
86.86   REAL ESTATE INVESTMENT TRUSTS
        Alexandria Real Estate Equities                            24,200       1,017,610
        Apartment Investment & Management Class A Shrs              9,200         335,616
        Archstone-Smith Trust                                      19,210         421,852
        Avalonbay Communities                                      12,100         446,490
        Boston Properties                                          29,900       1,133,210
        CarrAmerica Realty                                         36,400         922,740
        Developers Diversified Realty                              41,700       1,007,055
        EastGroup Properties                                       17,400         444,744
        Equity Office Properties Trust                             37,600         956,920
        Equity Residential SBI                                     32,200         775,054
        Essex Property Trust                                        7,000         365,750
        General Growth Properties                                  20,800       1,122,160
        Impac Mortgage Holdings                                    27,900         362,421
        iStar Financial                                            33,900         988,863
        Mack-Cali Realty                                           26,500         820,705
        Mid-Atlantic Realty Trust SBI                              34,200         623,466
        Mills Corp                                                 24,700         770,640
        Pan Pacific Retail Properties                               6,500         246,025
        Parkway Properties                                         19,800         746,064
        Post Properties                                            16,900         408,135
        Prentiss Properties Trust SBI                              22,800         617,880
        ProLogis SBI                                               43,270       1,095,596
        RFS Hotel Investors                                        56,400         547,080
        Rouse Co                                                   21,900         756,645
        Simon Property Group                                       21,000         752,430
        SL Green Realty                                            22,200         678,432
        Universal Health Realty Income Trust SBI                    4,700         121,730
        Vornado Realty Trust SBI                                   27,600         988,080
        Weingarten Realty Investors                                28,300       1,106,813
==========================================================================================
                                                                               20,580,206
2.32    REAL ESTATE MANAGEMENT & DEVELOPMENT
        Catellus Development(b)                                    12,300         258,300
        St Joe                                                     10,700         291,040
==========================================================================================
                                                                                  549,340
        TOTAL COMMON STOCKS (COST $21,860,776)                                 22,557,858
==========================================================================================
6.27    SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street
          dated 3/31/2003 due 4/1/2003 at 1.230%,
          repurchased at $1,485,051 (Collateralized
          by Federal Home Loan Bank, Bonds, due
          3/26/2004 at 1.350%, value $1,515,587)
          (Cost $1,485,000)                                $    1,485,000       1,485,000
==========================================================================================

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
101.48  TOTAL INVESTMENTS AT VALUE
          (COST $23,345,776)                                               $   24,042,858
==========================================================================================
(1.48)  OTHER ASSETS LESS LIABILITIES                                            (349,747)
==========================================================================================
100.00  NET ASSETS AT VALUE                                                $    23,693,111
==========================================================================================

TECHNOLOGY FUND
92.58   COMMON STOCKS
0.68    AEROSPACE & DEFENSE
        Lockheed Martin                                           226,300  $   10,760,565
==========================================================================================
10.47   APPLICATION SOFTWARE
        Amdocs Ltd(b)                                           1,204,720      15,998,682
        BEA Systems(b)                                          2,941,800      29,976,942
        Cadence Design Systems(b)                                 906,800       9,068,000
        Check Point Software Technologies Ltd(b)                  973,650      14,088,715
        Intuit Inc(b)                                             582,300      21,661,560
        Mercury Interactive(b)                                    808,500      23,996,280
        PeopleSoft Inc(b)                                       1,018,700      15,586,110
        SAP AG Sponsored ADR Representing 1/4
          Ord Shr                                                 114,900       2,178,504
        Siebel Systems(b)                                       1,343,600      10,762,236
        Software HOLDRs Trust(a)(e)(f)                            834,700      21,209,727
        Wipro Ltd Sponsored ADR Representing Ord Shrs(a)           84,000       2,360,400
==========================================================================================
                                                                              166,887,156
0.54    CABLE & SATELLITE OPERATORS
        Comcast Corp Class A Shrs(b)                              300,400       8,588,436
==========================================================================================
7.82    COMPUTER HARDWARE
        Apple Computer(b)                                       1,426,200      20,166,468
        Dell Computer(b)                                        1,685,700      46,036,467
        Hewlett-Packard Co                                      1,318,600      20,504,230
        International Business Machines                           428,900      33,638,627
        Sun Microsystems(b)                                     1,317,300       4,294,398
==========================================================================================
                                                                              124,640,190
5.55    COMPUTER STORAGE & PERIPHERALS
        EMC Corp(b)                                             3,713,000      26,844,990
        Emulex Corp(b)                                            830,600      15,905,990
        Lexmark International Class A Shrs(b)                     225,400      15,090,530
        McDATA Corp Class A Shrs(b)                               992,300       8,523,857
        Network Appliance(b)                                    1,974,500      22,094,655
==========================================================================================
                                                                               88,460,022
3.89    DATA PROCESSING SERVICES
        First Data                                                696,100      25,762,661
        Fiserv Inc(b)                                             627,450      19,752,126
        Paychex Inc                                               599,350      16,464,144
==========================================================================================
                                                                               61,978,931
0.98    DIVERSIFIED COMMERCIAL SERVICES
        CheckFree Corp(b)                                         696,800      15,664,064
==========================================================================================

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
5.22    ELECTRONIC EQUIPMENT & INSTRUMENTS
        Celestica Inc(b)                                        1,326,200  $   15,158,466
        Flextronics International Ltd(b)                        2,564,400      22,361,568
        Jabil Circuit(b)                                        1,645,600      28,798,000
        MKS Instruments(b)                                         64,500         806,250
        Samsung Electronics Ltd Sponsored GDR
          Representing 1/2 Ord Shr(g)                             142,300      16,079,900
==========================================================================================
                                                                               83,204,184
0.36    HOTELS & RESORTS
        Hotels.com Class A Shrs(a)(b)                             100,000       5,767,500
==========================================================================================
0.36    INTEGRATED TELECOMMUNICATION SERVICES
        Verizon Communications                                    160,500       5,673,675
==========================================================================================
3.49    INTERNET RETAIL
        Amazon.com Inc(b)                                         451,000      11,739,530
        eBay Inc(b)                                               515,100      43,932,879
==========================================================================================
                                                                               55,672,409
0.83    INTERNET SOFTWARE & SERVICES
        Internet Security Systems(b)                              227,400       2,258,082
        VeriSign Inc(b)                                           344,700       3,012,678
        Yahoo! Inc(b)                                             329,700       7,919,394
==========================================================================================
                                                                               13,190,154
1.80    INVESTMENT COMPANIES
        Nasdaq-100 Trust Series 1 Shrs(b)                       1,138,900      28,757,225
==========================================================================================
1.92    IT CONSULTING & SERVICES
        Affiliated Computer Services Class A
          Shrs(b)                                                 412,000      18,235,120
        BISYS Group(b)                                            460,000       7,507,200
        Cognizant Tech Solutions Class A Shrs(b)                   72,900       4,909,815
==========================================================================================
                                                                               30,652,135
0.50    MOVIES & ENTERTAINMENT
        AOL Time Warner(b)                                        732,600       7,956,036
==========================================================================================
4.38    NETWORKING EQUIPMENT
        Cisco Systems(b)(i)                                     4,359,860      56,590,983
        Juniper Networks(b)                                       650,000       5,310,500
        NetScreen Technologies(b)                                 466,800       7,832,904
==========================================================================================
                                                                               69,734,387
4.21    SEMICONDUCTOR EQUIPMENT
        Applied Materials(b)                                    1,624,500      20,436,210
        ASML Holding NV New York Registered
          Shrs(b)                                                 363,300       2,386,881
        Cymer Inc(b)                                               35,400         837,210
        KLA-Tencor Corp(b)                                        416,300      14,962,655
        Lam Research(b)                                           735,100       8,372,054
        Novellus Systems(b)                                       733,800      20,010,726
==========================================================================================
                                                                               67,005,736
16.87   SEMICONDUCTORS
        Altera Corp(b)                                          1,188,600      16,093,644
        Analog Devices(b)                                         345,000       9,487,500

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
        Broadcom Corp Class A Shrs(b)                             285,200  $    3,522,220
        Cypress Semiconductor(b)                                  252,200       1,740,180
        Fairchild Semiconductor International
          Class A Shrs(b)                                         603,400       6,311,564
        GlobespanVirata Inc(b)                                    468,200       2,106,900
        Intel Corp                                              3,736,800      60,835,104
        Intersil Corp Class A Shrs(b)                             282,400       4,394,144
        Linear Technology                                         982,900      30,342,123
        Maxim Integrated Products                                 715,900      25,858,308
        Microchip Technology                                    1,092,800      21,746,720
        National Semiconductor(b)                                 461,400       7,862,256
        PMC-Sierra Inc(b)                                         271,000       1,612,450
        QLogic Corp(b)                                            289,200      10,740,888
        RF Micro Devices(b)                                     1,026,900       6,191,180
        Skyworks Solutions(a)(b)                                  670,000       4,174,100
        Taiwan Semiconductor Manufacturing Ltd
          Sponsored ADR Representing 5 Ord Shrs                 1,952,136      13,352,610
        Texas Instruments                                         943,900      15,451,643
        United Microelectronics Sponsored ADR
          Representing 5 Ord Shrs                               1,693,300       5,096,833
        Vitesse Semiconductor(b)                                  674,100       1,442,574
        Xilinx Inc(b)(h)                                          871,800      20,408,838
==========================================================================================
                                                                              268,771,779
16.45   SYSTEMS SOFTWARE
        Adobe Systems                                             842,700      25,980,441
        BMC Software(b)                                         1,156,200      17,447,058
        Micromuse Inc(b)                                          607,000       3,156,400
        Microsoft Corp                                          4,327,200     104,761,512
        Networks Associates(b)                                    899,000      12,415,190
        Oracle Corp(b)                                          3,671,500      39,832,103
        Symantec Corp(b)                                        1,177,600      46,138,368
        VERITAS Software(b)                                       701,300      12,328,854
==========================================================================================
                                                                              262,059,926
4.92    TELECOMMUNICATIONS EQUIPMENT
        ADC Telecommunications(b)                               2,022,292       4,165,922
        Alcatel SA Sponsored ADR Representing
          Ord Shrs                                                981,300       6,761,157
        CIENA Corp(b)                                             591,900       2,586,603
        Corning Inc(b)                                            412,500       2,409,000
        Lucent Technologies(b)                                  2,375,800       3,492,426
        Nokia Corp Sponsored ADR Representing Ord
          Shrs(a)                                               1,561,900      21,882,219
        Nortel Networks(b)                                      2,589,900       5,386,992
        QUALCOMM Inc                                              711,950      25,672,917
        UTStarcom Inc(b)                                          303,600       6,068,964
==========================================================================================
                                                                               78,426,200
1.34    WIRELESS TELECOMMUNICATION SERVICES
        Nextel Communications Class A Shrs(b)                     530,700       7,106,073
        Vodafone Group PLC Sponsored ADR
          Representing 10 Ord Shrs                                781,200      14,233,464
==========================================================================================
                                                                               21,339,537
        TOTAL COMMON STOCKS (COST $1,730,029,294)                           1,475,190,247
==========================================================================================

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
0.07    PREFERRED STOCKS
0.00    BIOTECHNOLOGY
        Ingenex Inc, Conv Pfd, Series B Shrs(b)(l)                 51,527  $            1
==========================================================================================
0.07    NETWORKING EQUIPMENT
        Calient Networks, Pfd, Series D
          Shrs(b)(f)(l)                                         1,925,754       1,106,133
==========================================================================================
        TOTAL PREFERRED STOCKS (COST $14,213,578)                               1,106,134
==========================================================================================
0.01    FIXED INCOME SECURITIES -- CORPORATE BONDS
0.01    NETWORKING EQUIPMENT
        Kestrel Solutions, Conv Sub Notes(g)(k)(l),
          5.500%, 7/15/2005 (Cost $2,500,000)              $   2,500,000          200,000
==========================================================================================
0.32    OTHER SECURITIES -- DIVERSIFIED FINANCIAL SERVICES
        BlueStream Ventures LP(b)(j)(l)(Cost
          $12,268,055)                                                          5,184,864
==========================================================================================
7.21    SHORT-TERM INVESTMENTS
4.96    COMMERCIAL PAPER
3.14    CONSUMER RECEIVABLES
        New Center Asset Trust, Series 1, Discount
          Notes 1.420%, 4/1/2003                           $   50,000,000      50,000,000
==========================================================================================
1.82    DIVERSIFIED FINANCIAL SERVICES
        State Street Boston, Discount Notes,
          1.390%, 4/1/2003                                 $   29,000,000      29,000,000
==========================================================================================
          TOTAL COMMERCIAL PAPER
            (AMORTIZED COST $79,000,000)                                       79,000,000
==========================================================================================
2.13    INVESTMENT COMPANIES
        INVESCO Treasurer's Series Money Market
          Reserve Fund(c)(f), 1.092% (Cost
          $33,984,450)                                         33,984,450      33,984,450
==========================================================================================
0.12    REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street
          dated 3/31/2003 due 4/1/2003 at 1.230%,
          repurchased at $1,910,065 (Collateralized
          by Federal Home Loan Bank, Discount Notes,
          due 4/1/2003, value $1,950,000) (Cost
          $1,910,000)                                      $    1,910,000       1,910,000
==========================================================================================
        TOTAL SHORT-TERM INVESTMENTS
          (AMORTIZED COST $114,894,450)                                       114,894,450
==========================================================================================
100.19  TOTAL INVESTMENTS AT VALUE
          (COST $1,873,905,377)                                             1,596,575,695
==========================================================================================
(0.19)  OTHER ASSETS LESS LIABILITIES                                          (3,099,757)
==========================================================================================
100.00  NET ASSETS AT VALUE                                                $1,593,475,938
==========================================================================================

TELECOMMUNICATIONS FUND
89.63   COMMON STOCKS & WARRANTS
2.77    APPLICATION SOFTWARE
        Amdocs Ltd(b)                                UK           290,500  $    3,857,840
        BEA Systems(b)                                            246,100       2,507,759
        Software HOLDRs Trust(e)                                   52,500       1,334,025
==========================================================================================
                                                                                7,699,624

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
5.92    BROADCASTING -- RADIO/TV
        Clear Channel Communications(b)                           100,000  $    3,392,000
        Fox Entertainment Group Class A Shrs(b)                   304,000       8,107,680
        Univision Communications Class A Shrs(b)                  202,400       4,960,824
==========================================================================================
                                                                               16,460,504
13.11   CABLE & SATELLITE OPERATORS
        Comcast Corp Class A Shrs(b)(i)                           454,552      12,995,642
        Cox Communications Class A Shrs(b)                        276,700       8,608,137
        EchoStar Communications Class A Shrs(b)                   375,500      10,844,440
        Liberty Media Series A Shrs(b)                            412,600       4,014,598
==========================================================================================
                                                                               36,462,817
2.08    ELECTRONIC EQUIPMENT & INSTRUMENTS
        Garmin Ltd(b)                                CJ             8,100         289,980
        Samsung Electronics Ltd GDR
          Representing 1/2 Ord Shr(g)                KS            48,600       5,491,800
==========================================================================================
                                                                                5,781,780
22.67   INTEGRATED TELECOMMUNICATION SERVICES
        ALLTEL Corp                                               139,400       6,239,544
        AT&T Corp                                                 195,300       3,163,860
        BCE Inc(a)                                   CA           286,200       5,253,340
        BellSouth Corp(i)                                         133,300       2,888,611
        CenturyTel Inc                                            212,800       5,873,280
        Deutsche Telekom AG                          GM           551,200       6,080,856
        France Telecom SA(a)                         FR            97,700       1,992,545
        France Telecom SA Warrants(b) (Exp 2003)     FR            97,700         383,797
        KT Corp Sponsored ADR
          Representing 1/2 Ord Shr                   KS           155,600       2,671,652
        Portugal Telecom SGPS SA Sponsored ADR
          Representing Ord Shrs                      PO           814,900       5,557,618
        Qwest Communications International(b)                     972,100       3,392,629
        SBC Communications(i)                                     147,186       2,952,551
        Sprint Corp                                               276,500       3,248,875
        Telefonos de Mexico SA de CV Sponsored ADR
          Representing 20 Series L ShrsMX                         111,100       3,301,892
        Verizon Communications(i)                                 284,200       10,046,470
==========================================================================================
                                                                               63,047,520
1.24    MOVIES & ENTERTAINMENT
        Viacom Inc Class B Shrs(b)                                 94,500       3,451,140
==========================================================================================
4.50    NETWORKING EQUIPMENT
        Cisco Systems(b)(i)                                       626,900       8,137,162
        Extreme Networks(b)                                       166,800         722,244
        Foundry Networks(b)                                       252,900       2,033,316
        Juniper Networks(b)                                       198,000       1,617,660
==========================================================================================
                                                                               12,510,382
2.15    SEMICONDUCTORS
        Agere Systems Class A Shrs(b)                             707,900       1,132,640
        RF Micro Devices(b)                                        91,100         549,242
        Semiconductor HOLDRs Trust(e)                             116,300       2,685,367

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
        Skyworks Solutions(a)(b)                                  259,200  $    1,614,816
==========================================================================================
                                                                                5,982,065
3.13    SYSTEMS SOFTWARE
        Symantec Corp(b)                                          222,600       8,721,468
==========================================================================================
13.75   TELECOMMUNICATIONS EQUIPMENT
        ADC Telecommunications(b)                                 981,800       2,022,508
        ADTRAN Inc(b)                                              24,300         872,613
        Advanced Fibre Communications(b)                           52,900         800,906
        Alcatel SA Sponsored ADR
          Representing Ord Shrs                      FR           569,800       3,925,922
        Comverse Technology(b)                                     99,800       1,128,738
        Corning Inc(b)                                            513,600       2,999,424
        Lucent Technologies(b)                                    599,700         881,559
        Motorola Inc                                              333,500       2,754,710
        Nokia Corp Sponsored ADR
          Representing Ord Shrs(a)(i)                FI           629,700       8,822,097
        Nortel Networks(b)                           CA         1,516,900       3,155,152
        QUALCOMM Inc(h)                                           302,200      10,897,332
==========================================================================================
                                                                               38,260,961
18.31   WIRELESS TELECOMMUNICATION SERVICES
        America Movil SA Sponsored ADR
          Representing 20 Series L ShrsMX                         108,200       1,446,634
        AT&T Wireless Services(b)                               1,983,100      13,088,460
        Boston Communications Group(b)                             43,900         687,474
        Nextel Communications Class A Shrs(b)                     965,000      12,921,350
        Nextel Partners Class A Shrs(b)                           134,300         676,872
        Orange SA(b)                                 FR           451,200       3,618,768
        Sprint Corp-PCS Group Series 1 Shrs(b)                    698,800       3,046,768
        Telecom Italia Mobile SpA(a)                 IT           322,000       1,314,110
        Vodafone Group PLC Sponsored ADR
          Representing 10 Ord Shrs                   UK           775,571      14,130,904
==========================================================================================
                                                                               50,931,340
        TOTAL COMMON STOCKS & WARRANTS
          (COST $255,802,849)                                                 249,309,601
==========================================================================================
0.16    PREFERRED STOCKS
0.16    NETWORKING EQUIPMENT
        Calient Networks, Pfd, Series D Shrs(b)(l)
          (Cost $5,438,366)                                       752,715         432,352
==========================================================================================
0.07    FIXED INCOME SECURITIES -- CORPORATE BONDS
0.07    NETWORKING EQUIPMENT
        Kestrel Solutions, Conv Sub Notes(g)(k)(l)
          5.500%, 7/15/2005 (Cost $2,500,000)                  $2,500,000         200,000
==========================================================================================
1.84    OTHER SECURITIES -- DIVERSIFIED FINANCIAL SERVICES
        BlueStream Ventures LP(b)(j)(l) (Cost
          $12,072,288)                                                          5,102,127
==========================================================================================
15.09   SHORT-TERM INVESTMENTS
8.27    COMMERCIAL PAPER
3.60    CONSUMER RECEIVABLES
        New Center Asset Trust, Series 1, Discount
          Notes 1.420%, 4/1/2003                           $   10,000,000      10,000,000
==========================================================================================

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
4.67    DIVERSIFIED FINANCIAL SERVICES
        State Street Boston, Discount Notes,
          1.390%, 4/1/2003                                 $   13,000,000  $   13,000,000
==========================================================================================
          TOTAL COMMERCIAL PAPER (Amortized
            Cost $23,000,000)                                                  23,000,000
==========================================================================================
6.62    INVESTMENT COMPANIES
        INVESCO Treasurer's Series Money Market
          Reserve Fund(c)(f), 1.092% (Cost
          $18,406,718)                                         18,406,718      18,406,718
==========================================================================================
0.20    REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street
          dated 3/31/2003 due 4/1/2003 at 1.230%,
          repurchased at $571,020 (Collateralized
          by Federal Home Loan Bank, Discount
          Notes, due 4/1/2003, value $585,000)
          (Cost  $571,000)                                 $      571,000         571,000
==========================================================================================
        TOTAL SHORT-TERM INVESTMENTS
          (AMORTIZED COST $41,977,718)                                         41,977,718
==========================================================================================
0.11    OPTIONS PURCHASED -- PUTS
0.11    TELECOMMUNICATIONS EQUIPMENT
        QUALCOMM Inc, 7/19/2003, $35 (Cost $261,403)                1,511         309,755
==========================================================================================
106.90  TOTAL INVESTMENTS AT VALUE
          (COST $318,052,624)                                                 297,331,553
==========================================================================================
(6.90)  OTHER ASSETS LESS LIABILITIES                                         (19,188,925)
==========================================================================================
100.00  NET ASSETS AT VALUE                                              $    278,142,628
==========================================================================================

UTILITIES FUND
96.82   COMMON STOCKS
69.11   ELECTRIC UTILITIES
        Ameren Corp                                                55,700  $    2,175,085
        American Electric Power                                    35,600         813,460
        Cinergy Corp                                              103,700       3,489,505
        Consolidated Edison                                        78,100       3,004,507
        Dominion Resources                                         63,900       3,538,143
        DPL Inc                                                    58,600         730,156
        DTE Energy                                                 50,600       1,955,690
        Duke Energy                                                54,300         789,522
        Energy East                                               136,200       2,424,360
        Entergy Corp                                               73,600       3,543,840
        Exelon Corp                                                67,775       3,416,538
        FPL Group                                                  60,000       3,535,800
        Hawaiian Electric Industries                               41,900       1,707,844
        NiSource Inc                                               92,100       1,676,220
        Pepco Holdings                                             46,900         816,060
        Pinnacle West Capital                                      52,400       1,741,776
        PNM Resources                                              17,200         386,828
        PPL Corp                                                   98,500       3,507,585
        Progress Energy                                            69,500       2,720,925
        Public Service Enterprise Group                            60,800       2,230,752
        Puget Energy                                               93,200       1,986,092
        SCANA Corp                                                 86,600       2,591,072

                                                                  SHARES,
                                                COUNTRY      CONTRACTS OR
                                                CODE IF         PRINCIPAL
%       DESCRIPTION                              NON US            AMOUNT           VALUE
------------------------------------------------------------------------------------------
        Southern Co                                                84,400  $    2,400,336
==========================================================================================
                                                                               51,182,096
2.23    GAS UTILITIES
        KeySpan Corp                                               51,200       1,651,200
==========================================================================================
17.53   INTEGRATED TELECOMMUNICATION SERVICES
        AT&T Corp                                                  12,700         205,740
        BellSouth Corp                                            148,200       3,211,494
        CenturyTel Inc                                            127,600       3,521,760
        SBC Communications                                        135,712       2,722,383
        Verizon Communications                                     93,796       3,315,689
==========================================================================================
                                                                               12,977,066
5.78    NATURAL GAS PIPELINES
        Enbridge Energy Management LLC                             22,387         891,002
        Kinder Morgan Management LLC(b)                           104,771       3,389,342
==========================================================================================
                                                                                4,280,344
2.17    WATER UTILITIES
        Philadelphia Suburban                                      73,300       1,608,935
==========================================================================================
96.82   TOTAL INVESTMENTS AT VALUE
          (COST $73,529,285)                                                   71,699,641
==========================================================================================
3.18    OTHER ASSETS LESS LIABILITIES                                           2,358,450
==========================================================================================
100.00  NET ASSETS AT VALUE                                                $   74,058,091
==========================================================================================

(a) Loaned security, a portion or all of the security is on loan at March 31, 2003.
(b) Security is non-income producing.
(c) The security is purchased with the cash collateral received from securities on loan (Note 5).
(d) Represents troy ounces.
(e) HOLDRs - Holding Company Depositary Receipts
(f) Security is an affiliated company (Note 4).
(g) Securities aquired pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.
(h) Securities are pledged with broker as collateral for written options.
(i) A portion of the security has been designated as collateral for remaining commitments to purchase additional interests in BlueStream Ventures LP.
(j) The Technology and Telecommunications Funds have remaining commitments of $10,575,000 and $10,406,250, respectively, to purchase additional interests in BlueStream Ventures LP, which are subject to the terms of the limited partership agreement.
(k) Defaulted security. The issuer is in default with respect to interest payments and the Fund has stopped accruing interest income.

(l) The following are restricted and illiquid securities at March 31, 2003:

SCHEDULE OF RESTRICTED AND ILLIQUID
  SECURITIES
                                                                           % OF
                                       ACQUISITION      ACQUISITION  NET ASSETS
DESCRIPTION                                DATE(S)            COSTS    AT VALUE
--------------------------------------------------------------------------------
HEALTH SCIENCES FUND
Athersys Inc, Conv Pfd, Class F Shrs       4/17/00    $   5,000,000        0.56%
Ingenex Inc, Conv Pfd, Series B Shrs       9/27/94          600,000        0.00
Optimize Inc, Pfd, Series 5 Shrs          10/10/02          628,450        0.06
Scimagix Inc, Pfd, Series C Shrs           5/24/01        1,350,000        0.14
UltraGuide Inc, Pfd
    Series E Shrs                           6/1/01        1,348,502        0.01
    Series F Shrs                           6/1/01          151,500        0.00
================================================================================
                                                                           0.77%
================================================================================

TECHNOLOGY FUND
BlueStream Ventures LP                     8/3/00-
                                           12/9/02    $  12,268,055        0.32%
Calient Networks, Pfd, Series D Shrs       12/8/00       13,913,578        0.07
Ingenex Inc, Conv Pfd, Series B Shrs       9/27/94          300,000        0.00
Kestrel Solutions, Conv Sub Notes
   5.500%, 7/15/2005                       7/20/00        2,500,000        0.01
================================================================================
                                                                           0.40%
================================================================================

TELECOMMUNICATIONS FUND
BlueStream Ventures LP                     8/3/00-
                                           12/9/02    $  12,072,288        1.84%
Calient Networks, Pfd, Series D Shrs       12/8/00        5,438,366        0.16
Kestrel Solutions, Conv Sub Notes
   5.500%, 7/15/2005                       7/20/00        2,500,000        0.07
================================================================================
                                                                           2.07%
================================================================================

OPTION CONTRACTS


                      NUMBER OF   EXPIRATION    EXERCISE    PREMIUMS
                      CONTRACTS        DATES       PRICE    RECEIVED    VALUE
-------------------------------------------------------------------------------
TECHNOLOGY FUND

OPTIONS WRITTEN
CALLS
Xilinx Inc               (6,539)     4/19/03      $27.50    $928,509  $(114,433)
================================================================================

TELECOMMUNICATIONS FUND

OPTIONS WRITTEN
CALLS
QUALCOMM Inc             (1,511)     7/19/03      $42.50    $297,659  $(230,428)
================================================================================

SUMMARY OF INVESTMENTS BY COUNTRY

                                                 % OF
                               COUNTRY     NET ASSETS
COUNTRY                           CODE       AT VALUE                     VALUE
--------------------------------------------------------------------------------
ENERGY FUND
Bermuda                             BD           7.57%        $      19,053,300
Canada                              CA           5.72                14,378,720
France                              FR           3.45                 8,667,990
Italy                               IT           2.18                 5,475,140
Netherlands                         NL           3.70                 9,302,250
United Kingdom                      UK           4.23                10,650,840
United States                                   78.81               198,224,168
Other Assets Less Liabilities                   (5.66)              (14,240,725)
================================================================================
                                               100.00%        $     251,511,683
================================================================================

GOLD & PRECIOUS METALS FUND
Canada                              CA          55.08%        $      57,661,730
Ghana                               GH           3.58                 3,748,800
Peru                                PE           3.82                 4,000,000
South Africa                        SF          13.78                14,421,439
United States                                   35.05                36,685,995
Other Assets Less Liabilities                  (11.31)              (11,841,514)
================================================================================
                                               100.00%        $     104,676,450
================================================================================

LEISURE FUND
Australia                           AS           1.77%        $      11,597,187
Belgium                             BE           2.50                16,414,016
Brazil                              BR           0.86                 5,644,000
Canada                              CA           0.63                 4,139,251
Denmark                             DA           2.28                14,974,333
France                              FR           0.76                 5,015,875
Hong Kong                           HK           0.15                   946,869
Japan                               JA           0.37                 2,462,613
Mexico                              MX           0.35                 2,305,330
Netherlands                         NL           3.46                22,739,229
Spain                               SP           0.52                 3,416,687
Switzerland                         SZ           0.71                 4,688,831
United Kingdom                      UK           1.95                12,810,098
United States                                   85.56               561,933,611
Other Assets Less Liabilities                   (1.87)              (12,304,201)
================================================================================
                                               100.00%        $     656,783,729
================================================================================

SUMMARY OF INVESTMENTS BY COUNTRY
  (CONTINUED)

                                                 % OF
                               COUNTRY     NET ASSETS
COUNTRY                           CODE       AT VALUE                     VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND
Canada                              CA           3.02%        $       8,408,492
Cayman Islands                      CJ           0.10                   289,980
Finland                             FI           3.17                 8,822,097
France                              FR           3.57                 9,921,032
Germany                             GM           2.19                 6,080,856
Italy                               IT           0.47                 1,314,110
South Korea                         KS           2.93                 8,163,452
Mexico                              MX           1.71                 4,748,526
Portugal                            PO           2.00                 5,557,618
United Kingdom                      UK           6.47                17,988,744
United States                                   81.27               226,036,646
Other Assets Less Liabilities                   (6.90)              (19,188,925)
================================================================================
                                               100.00%        $     278,142,628
================================================================================

See Notes to Financial Statements

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003

                                                                      FINANCIAL
                                                  ENERGY               SERVICES
                                                    FUND                   FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)(b)                          $   244,115,665        $   718,823,685
================================================================================
  At Value(a)(b)                         $   265,752,408        $   751,421,758
Cash                                                   0                  1,593
Receivables:
  Investment Securities Sold                     368,936              1,180,061
  Fund Shares Sold                               771,634                276,376
  Dividends and Interest                         152,418                960,379
Prepaid Expenses and Other Assets                 44,387                 75,452
================================================================================
TOTAL ASSETS                                 267,089,783            753,915,619
================================================================================
LIABILITIES
Payables:
  Custodian                                        9,741                      0
  Distribution to Shareholders                         0                123,047
  Investment Securities Purchased              9,872,390                      0
  Fund Shares Repurchased                      1,471,960              1,410,677
  Securities Loaned                            4,139,034                      0
Accrued Distribution Expenses
  Investor Class                                  46,874                147,069
  Class A                                          2,770                  1,253
  Class B                                          1,144                    764
  Class C                                          7,741                  8,177
  Class K                                            100                    465
Accrued Expenses and Other Payables               26,346                110,324
================================================================================
TOTAL LIABILITIES                             15,578,100              1,801,776
================================================================================
NET ASSETS AT VALUE                      $   251,511,683        $   752,113,843
================================================================================
NET ASSETS
Paid-in Capital(c)                       $   292,005,495        $   781,919,715
Accumulated Undistributed Net Investment
  Loss                                           (28,917)               (27,883)
Accumulated Undistributed Net Realized
  Loss on Investment Securities and
  Foreign Currency Transactions              (62,101,638)           (62,379,689)
Net Appreciation of Investment
  Securities and Foreign Currency
  Transactions                                21,636,743             32,601,700
================================================================================
NET ASSETS AT VALUE, Applicable to
  Shares Outstanding                     $   251,511,683        $   752,113,843
================================================================================
NET ASSETS AT VALUE:
  Investor Class                         $   231,023,351        $   734,439,759
================================================================================
  Class A                                $     9,130,699        $     5,310,648
================================================================================
  Class B                                $     1,501,954        $       989,629
================================================================================
  Class C                                $     9,566,346        $    10,026,026
================================================================================
  Class K                                $       289,333        $     1,347,781
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
  (CONTINUED)
INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003

                                                                      FINANCIAL
                                                  ENERGY               SERVICES
                                                    FUND                   FUND
                                              (CONTINUED)            (CONTINUED)
--------------------------------------------------------------------------------
Shares Outstanding
  Investor Class                              13,745,599             33,736,622
  Class A                                        542,002                244,946
  Class B                                         89,871                 45,528
  Class C                                        581,459                469,023
  Class K                                         18,602                 63,360
================================================================================
NET ASSET VALUE PER SHARE:
  Investor Class, Offering and
    Redemption Price per Share           $         16.81        $         21.77
  Class A
    Redemption Price per Share           $         16.85        $         21.68
    Offering Price per Share (Maximum
      sales charge of 5.50%)             $         17.83        $         22.94
  Class B, Offering and Redemption
    Price per Share                      $         16.71        $         21.74
  Class C, Offering and Redemption
    Price per Share                      $         16.45        $         21.38
  Class K, Offering and Redemption
    Price per Share                      $         15.55        $         21.27
================================================================================

(a) Investment securities at cost and value at March 31, 2003 include repurchase agreements of $360,000 and $533,000 for Energy and Financial Services Funds, respectively.
(b) Investment securities at cost and value at March 31, 2003 include $4,005,265 of securities loaned for Energy Fund (Note 5).
(c) The INVESCO Sector Funds, Inc. have 6.5 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 500 million have been allocated to Energy Fund and 700 million to Financial Services Fund: 100 million to each Class of Energy Fund, 300 million to Financial Services Fund
    - Investor Class and 100 million to each additional Class of Financial Services Fund.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
  (CONTINUED)
INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003

                                                  GOLD &                 HEALTH
                                                PRECIOUS               SCIENCES
                                             METALS FUND                   FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)(b)(c)                       $   101,099,059        $   859,232,047
================================================================================
  At Value(a)(b)(c)                      $   116,517,964        $   990,684,158
Cash                                             245,147                 19,111
Receivables:
  Fund Shares Sold                             3,240,837              3,397,774
  Dividends and Interest                          25,635              1,197,618
Prepaid Expenses and Other Assets                 39,495                 92,854
================================================================================
TOTAL ASSETS                                 120,069,078            995,391,515
================================================================================
LIABILITIES
Payables:
  Investment Securities Purchased              3,848,188                      0
  Fund Shares Repurchased                        157,417              3,914,950
  Securities Loaned                           11,344,418             24,193,400
Depreciation on Forward Foreign
  Currency Contracts                               1,612                      0
Accrued Distribution Expenses
  Investor Class                                  19,287                185,484
  Class A                                            422                    577
  Class B                                          1,738                    467
  Class C                                          2,309                  5,182
  Class K                                             --                    737
Accrued Expenses and Other Payables               17,237                137,552
================================================================================
TOTAL LIABILITIES                             15,392,628             28,438,349
================================================================================
NET ASSETS AT VALUE                      $   104,676,450        $   966,953,166
================================================================================
NET ASSETS
Paid-in Capital(d)                       $   281,090,573        $ 1,200,414,039
Accumulated Undistributed Net Investment
  Loss                                          (140,069)              (158,098)
Accumulated Undistributed Net Realized
  Loss on Investment Securities and
  Foreign Currency Transactions             (191,693,016)          (364,758,358)
Net Appreciation of Investment
  Securities and Foreign Currency
  Transactions                                15,418,962            131,455,583
================================================================================
NET ASSETS AT VALUE, Applicable to
  Shares Outstanding                     $   104,676,450        $   966,953,166
================================================================================
NET ASSETS AT VALUE:
  Investor Class                         $    98,387,540        $   954,764,627
================================================================================
  Class A                                $     1,514,115        $     3,731,315
================================================================================
  Class B                                $     2,315,329        $       620,876
================================================================================
  Class C                                $     2,459,466        $     5,846,096
================================================================================
  Class K                                             --        $     1,990,252
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
  (CONTINUED)
INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003

                                                  GOLD &                 HEALTH
                                                PRECIOUS               SCIENCES
                                             METALS FUND                   FUND
                                              (CONTINUED)            (CONTINUED)
--------------------------------------------------------------------------------
Shares Outstanding
  Investor Class                              41,060,996             24,782,519
  Class A                                        633,436                 96,766
  Class B                                        968,914                 16,194
  Class C                                        976,679                156,852
  Class K                                             --                 52,636
================================================================================
NET ASSET VALUE PER SHARE:
  Investor Class, Offering and
    Redemption Price per Share           $          2.40        $         38.53
  Class A
    Redemption Price per Share           $          2.39        $         38.56
    Offering Price per Share (Maximum
      sales charge of 5.50%)             $          2.53        $         40.80
  Class B, Offering and Redemption
    Price per Share                      $          2.39        $         38.34
  Class C, Offering and Redemption
    Price per Share                      $          2.52        $         37.27
  Class K, Offering and Redemption
    Price per Share                                   --        $         37.81
================================================================================

(a) Investment securities at cost and value at March 31, 2003 include repurchase agreements of $8,531,000 and $4,424,000 for Gold & Precious Metals and Health Sciences Funds, respectively.
(b) Investment securities at March 31, 2003 includes gold bullion cost of $4,266,114 and value of $5,051,577 for Gold & Precious Metals Fund.
(c) Investment securities at cost and value at March 31, 2003 include $10,736,161 and $23,272,794 of securities loaned for Gold & Precious Metals and Health Sciences Funds, respectively (Note 5).
(d) The INVESCO Sector Funds, Inc. have 6.5 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 800 million have been allocated to Gold & Precious Metals Fund and 500 million to Health Sciences
    Fund: 200 million to each Class of Gold & Precious Metals Fund and 100 million to each Class of Health Sciences Fund.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
  (CONTINUED)
INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003

                                                                    REAL ESTATE
                                                 LEISURE            OPPORTUNITY
                                                    FUND                   FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)(b)                          $   614,043,731        $    23,345,776
================================================================================
  At Value(a)(b)                         $   669,087,930        $    24,042,858
Cash                                               1,239                  1,861
Foreign Currency (Cost $6,207 and $0,
  respectively)                                    6,335                      0
Receivables:
  Investment Securities Sold                   2,468,771                106,648
  Fund Shares Sold                               707,448                 63,369
  Dividends and Interest                         508,967                127,465
  Foreign Tax Reclaims                            55,957                      0
Prepaid Expenses and Other Assets                 62,468                 21,265
================================================================================
TOTAL ASSETS                                 672,899,115             24,363,466
================================================================================
LIABILITIES
Payables:
  Distributions to Shareholders                        0                  6,503
  Investment Securities Purchased                672,936                      0
  Fund Shares Repurchased                      1,530,885                653,847
  Securities Loaned                           13,706,737                      0
Accrued Distribution Expenses
  Investor Class                                 105,106                  4,158
  Class A                                          7,193                    661
  Class B                                          6,290                    101
  Class C                                         14,074                    556
  Class K                                         23,460                     --
Accrued Expenses and Other Payables               48,705                  4,529
================================================================================
TOTAL LIABILITIES                             16,115,386                670,355
================================================================================
NET ASSETS AT VALUE                      $   656,783,729        $    23,693,111
================================================================================
NET ASSETS
Paid-in Capital(c)                       $   677,098,635        $    31,772,926
Accumulated Undistributed Net
  Investment Income (Loss)                       (48,343)                 9,823
Accumulated Undistributed Net Realized
  Loss on Investment Securities and
  Foreign Currency Transactions              (75,317,281)            (8,786,720)
Net Appreciation of Investment
  Securities and Foreign Currency
  Transactions                                55,050,718                697,082
================================================================================
NET ASSETS AT VALUE, Applicable to
  Shares Outstanding                     $   656,783,729        $    23,693,111
================================================================================
NET ASSETS AT VALUE:
  Investor Class                         $   536,108,142        $    20,313,257
================================================================================
  Class A                                $    27,174,768        $     2,408,721
================================================================================
  Class B                                $     8,268,127        $       133,437
================================================================================
  Class C                                $    17,767,841        $       837,696
================================================================================
  Class K                                $    67,464,851                     --
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
  (CONTINUED)
INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003

                                                                    REAL ESTATE
                                                 LEISURE            OPPORTUNITY
                                                    FUND                   FUND
--------------------------------------------------------------------------------
Shares Outstanding
  Investor Class                              17,391,376              2,697,435
  Class A                                        880,146                323,961
  Class B                                        269,777                 17,990
  Class C                                        592,268                108,422
  Class K                                      2,194,824                     --
================================================================================
NET ASSET VALUE PER SHARE:
  Investor Class, Offering and
    Redemption Price per Share           $         30.83        $          7.53
  Class A
    Redemption Price per Share           $         30.88        $          7.44
    Offering Price per Share (Maximum
      sales charge of 5.50%)             $         32.68        $          7.87
  Class B, Offering and Redemption
    Price per Share                      $         30.65        $          7.42
  Class C, Offering and Redemption
    Price per Share                      $         30.00        $          7.73
  Class K, Offering and Redemption
    Price per Share                      $         30.74                     --
================================================================================

(a) Investment securities at cost and value at March 31, 2003 include repurchase agreements of $5,814,000 and $1,485,000 for Leisure and Real Estate Opportunity Funds, respectively.
(b) Investment securities at cost and value at March 31, 2003 include $13,094,173 of securities loaned for Leisure Fund (Note 5).
(c) The INVESCO Sector Funds, Inc. have 6.5 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 500 million have been allocated to Leisure Fund and 400 million to Real Estate Opportunity Fund:
    100 million to each Class.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
  (CONTINUED)
INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003

                                              TECHNOLOGY     TELECOMMUNICATIONS
                                                    FUND                   FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)(b)                          $ 1,873,905,377        $   318,052,624
================================================================================
  At Value(a)(b)                         $ 1,596,575,695        $   297,331,553
Cash                                               6,204                  6,580
Receivables:
  Investment Securities Sold                  54,863,674              1,457,710
  Fund Shares Sold                             5,018,934                137,164
  Dividends and Interest                         525,375                397,037
Prepaid Expenses and Other Assets                160,176                104,556
================================================================================
TOTAL ASSETS                               1,657,150,058            299,434,600
================================================================================
LIABILITIES
Options Written at Value (Premiums
  Received $928,509 and $297,659,
  respectively)                                  114,433                230,428
Payables:
  Investment Securities Purchased             20,722,456              1,953,643
  Fund Shares Repurchased                      8,425,828                562,373
  Securities Loaned                           33,984,450             18,406,718
Accrued Distribution Expenses
  Investor Class                                 174,578                 55,275
  Class A                                          1,194                    110
  Class B                                            423                     12
  Class C                                          4,925                  2,258
  Class K                                          8,100                    248
Accrued Expenses and Other Payables              237,733                 80,907
================================================================================
TOTAL LIABILITIES                             63,674,120             21,291,972
================================================================================
NET ASSETS AT VALUE                      $ 1,593,475,938        $   278,142,628
================================================================================
NET ASSETS
Paid-in Capital(c)                       $ 6,042,626,245        $ 1,955,452,313
Accumulated Undistributed Net
  Investment Loss                               (232,309)               (66,378)
Accumulated Undistributed Net Realized
  Loss on Investment Securities,
  Foreign Currency Transactions and
  Option Contracts                        (4,172,402,393)        (1,656,590,047)
Net Depreciation of Investment
  Securities, Foreign Currency
  Transactions and Option Contracts         (276,515,605)           (20,653,260)
================================================================================
NET ASSETS AT VALUE, Applicable to
  Shares Outstanding                     $ 1,593,475,938        $   278,142,628
================================================================================
NET ASSETS AT VALUE:
  Institutional Class                    $   707,040,240                     --
================================================================================
  Investor Class                         $   853,529,554        $   274,946,793
================================================================================
  Class A                                $     4,459,686        $       325,550
================================================================================
  Class B                                $       531,767        $        15,865
================================================================================
  Class C                                $     5,758,958        $     2,188,211
================================================================================
  Class K                                $    22,155,733        $       666,209
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
  (CONTINUED)
INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003

                                              TECHNOLOGY     TELECOMMUNICATIONS
                                                    FUND                   FUND
                                              (CONTINUED)            (CONTINUED)
--------------------------------------------------------------------------------
Shares Outstanding
  Institutional Class                         40,770,656                     --
  Investor Class                              50,510,923             34,558,571
  Class A                                        262,641                 41,098
  Class B                                         31,586                  2,011
  Class C                                        351,409                283,394
  Class K                                      1,320,710                 84,345
================================================================================
NET ASSET VALUE PER SHARE:
  Institutional Class, Offering and
    Redemption Price per Share           $         17.34                     --
  Investor Class, Offering and
    Redemption Price per Share           $         16.90        $          7.96
  Class A
    Redemption Price per Share           $         16.98        $          7.92
    Offering Price per Share (Maximum
      sales charge of 5.50%)             $         17.97        $          8.38
  Class B, Offering and Redemption
    Price per Share                      $         16.84        $          7.89
  Class C, Offering and Redemption
    Price per Share                      $         16.39        $          7.72
  Class K, Offering and Redemption
    Price per Share                      $         16.78        $          7.90
================================================================================

(a) Investment securities at cost and value at March 31, 2003 include repurchase agreements of $1,910,000 and $571,000 for the Technology and Telecommunications Funds, respectively.
(b) Investment securities at cost and value at March 31, 2003 include $31,829,843 and $17,205,652 of securities loaned for Technology and Telecommunications Funds, respectively (Note 5).
(c) The INVESCO Sector Funds, Inc. have 6.5 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 1 billion have been allocated to Technology Fund and 1.1 billion to Telecommunications Fund: 300 million to Technology Fund - Institutional Class and Investor Class, 100 million to each additional Class of Technology Fund, 300 million to Telecommunications Fund - Investor Class and 200 million to each additional Class of Telecommunications Fund.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
  (CONTINUED)
INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003

                                                                      UTILITIES
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost                                                       $    73,529,285
================================================================================
  At Value                                                      $    71,699,641
Receivables:
  Investment Securities Sold                                            151,526
  Fund Shares Sold                                                       22,796
  Dividends and Interest                                                113,246
Loans to Affiliated Fund (Note 6)                                     2,200,000
Prepaid Expenses and Other Assets                                        38,582
================================================================================
TOTAL ASSETS                                                         74,225,791
================================================================================
LIABILITIES
Payables:
  Custodian                                                               8,843
  Distributions to Shareholders                                          23,888
  Fund Shares Repurchased                                               103,481
Accrued Distribution Expenses
  Investor Class                                                         14,474
  Class A                                                                   121
  Class B                                                                   157
  Class C                                                                   546
Accrued Expenses and Other Payables                                      16,190
================================================================================
TOTAL LIABILITIES                                                       167,700
================================================================================
NET ASSETS AT VALUE                                             $    74,058,091
================================================================================
NET ASSETS
Paid-in Capital(a)                                              $   116,412,319
Accumulated Undistributed Net Investment Loss                           (43,913)
Accumulated Undistributed Net Realized Loss on
  Investment Securities                                             (40,480,671)
Net Depreciation of Investment Securities                            (1,829,644)
================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding           $    74,058,091
================================================================================
NET ASSETS AT VALUE:
  Investor Class                                                $    72,749,091
================================================================================
  Class A                                                       $       449,557
================================================================================
  Class B                                                       $       192,632
================================================================================
  Class C                                                       $       666,811
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
  (CONTINUED)
INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003

                                                                      UTILITIES
                                                                           FUND
                                                                     (CONTINUED)
--------------------------------------------------------------------------------
Shares Outstanding
  Investor Class                                                      8,881,314
  Class A                                                                55,310
  Class B                                                                23,629
  Class C                                                                81,169
================================================================================
NET ASSET VALUE PER SHARE:
  Investor Class, Offering and Redemption Price per Share       $          8.19
  Class A
   Redemption Price per Share                                   $          8.13
   Offering Price per Share (Maximum sales charge of 5.50%)     $          8.60
  Class B, Offering and Redemption Price per Share              $          8.15
  Class C, Offering and Redemption Price per Share              $          8.22
================================================================================

(a) The INVESCO Sector Funds, Inc. have 6.5 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 400 million have been allocated to Utilities Fund: 100 million to each Class.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO SECTOR FUNDS, INC.
YEAR ENDED MARCH 31, 2003

                                                                      FINANCIAL
                                                  ENERGY               SERVICES
                                                    FUND                   FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                               $      3,070,714        $    15,953,262
Dividends from Affiliated Investment
  Companies                                        1,432                 13,560
Interest                                         179,899                683,454
Securities Loaned Income                          22,711                      0
  Foreign Taxes Withheld                         (64,984)               (14,787)
================================================================================
  TOTAL INCOME                                 3,209,772             16,635,489
================================================================================
EXPENSES
Investment Advisory Fees                       2,180,691              6,240,794
Distribution Expenses                            816,474              2,466,453
Transfer Agent Fees                            1,421,179              3,286,277
Administrative Services Fees                     141,109                434,701
Custodian Fees and Expenses                       63,123                154,671
Directors' Fees and Expenses                      28,463                 75,053
Interest Expenses                                  2,770                  6,158
Professional Fees and Expenses                    40,362                 70,249
Registration Fees and Expenses
  Investor Class                                  56,121                 68,158
  Class A                                             33                     14
  Class B                                              8                      6
  Class C                                            716                    700
  Class K                                          1,471                  1,471
Reports to Shareholders                          231,087                505,772
Other Expenses                                    17,972                 51,659
================================================================================
  TOTAL EXPENSES                               5,001,579             13,362,136
  Fees and Expenses Absorbed/Reimbursed
    by Investment Adviser                        (25,187)                (9,970)
  Fees and Expenses Paid Indirectly              (39,730)              (120,799)
================================================================================
    NET EXPENSES                               4,936,662             13,231,367
================================================================================
NET INVESTMENT INCOME (LOSS)                  (1,726,890)             3,404,122
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                      (15,930,670)           (63,593,616)
  Foreign Currency Transactions                    4,369              2,771,359
================================================================================
    Total Net Realized Loss                  (15,926,301)           (60,822,257)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                      (32,597,193)          (200,871,286)
  Foreign Currency Transactions                        0                578,729
================================================================================
    Total Change in Net Appreciation/
      Depreciation                           (32,597,193)          (200,292,557)
================================================================================
NET LOSS ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS          (48,523,494)          (261,114,814)
================================================================================
NET DECREASE IN NET ASSETS FROM
  OPERATIONS                             $   (50,250,384)       $  (257,710,692)
================================================================================

See Notes to Financial Statements

INVESCO SECTOR FUNDS, INC.
YEAR ENDED MARCH 31, 2003

                                                  GOLD &                 HEALTH
                                                PRECIOUS               SCIENCES
                                             METALS FUND                   FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                               $      1,130,458        $     7,642,641
Dividends from Affiliated Investment
  Companies                                          193                      0
Interest                                          65,789              1,057,768
Securities Loaned Income                          81,867                 23,360
  Foreign Taxes Withheld                         (51,397)              (211,719)
================================================================================
  TOTAL INCOME                                 1,226,910              8,512,050
================================================================================
EXPENSES
Investment Advisory Fees                         872,426              7,301,319
Distribution Expenses                            317,235              2,912,258
Transfer Agent Fees                              663,698              4,499,468
Administrative Services Fees                      62,346                521,471
Custodian Fees and Expenses                       74,783                193,304
Directors' Fees and Expenses                      15,272                 93,700
Interest Expenses                                  3,928                 55,920
Professional Fees and Expenses                    30,114                 88,461
Registration Fees and Expenses
  Investor Class                                  28,521                 81,710
  Class A                                             26                     57
  Class B                                             16                      9
  Class C                                            709                    757
  Class K                                             --                  1,490
Reports to Shareholders                          127,695                744,825
Other Expenses                                    12,739                 54,025
================================================================================
  TOTAL EXPENSES                               2,209,508             16,548,774
  Fees and Expenses Absorbed/Reimbursed
    by Investment Adviser                           (431)               (46,227)
  Fees and Expenses Paid Indirectly              (35,642)              (149,727)
================================================================================
    NET EXPENSES                               2,173,435             16,352,820
================================================================================
NET INVESTMENT LOSS                             (946,525)            (7,840,770)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                       13,253,503           (174,505,515)
  Foreign Currency Transactions                 (378,438)             2,888,105
================================================================================
    Total Net Realized Gain (Loss)            12,875,065           (171,617,410)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                      (13,851,974)           (86,875,175)
  Foreign Currency Transactions                3,527,175               (302,242)
================================================================================
    Total Change in Net Appreciation/
      Depreciation                           (10,324,799)           (87,177,417)
================================================================================
NET GAIN (LOSS) ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS            2,550,266           (258,794,827)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                        $     1,603,741        $  (266,635,597)
================================================================================

See Notes to Financial Statements

INVESCO SECTOR FUNDS, INC.
YEAR ENDED MARCH 31, 2003

                                                                    REAL ESTATE
                                                 LEISURE            OPPORTUNITY
                                                    FUND                   FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                $     5,639,202        $     1,403,338
Dividends from Affiliated Investment
  Companies                                       13,503                      0
Interest                                         377,555                 22,419
Securities Loaned Income                         126,700                      0
  Foreign Taxes Withheld                        (242,648)                     0
================================================================================
  TOTAL INCOME                                 5,914,312              1,425,757
================================================================================
EXPENSES
Investment Advisory Fees                       5,033,513                192,643
Distribution Expenses                          2,130,359                 72,018
Transfer Agent Fees                            3,196,058                214,102
Administrative Services Fees                     337,249                 21,559
Custodian Fees and Expenses                      219,159                  9,627
Directors' Fees and Expenses                      53,937                  9,823
Interest Expenses                                     60                    122
Professional Fees and Expenses                    59,213                 29,278
Registration Fees and Expenses
  Investor Class                                  61,914                 14,355
  Class A                                             31                     40
  Class B                                             13                     12
  Class C                                            694                    710
  Class K                                          1,175                    --
Reports to Shareholders                          384,113                 58,243
Other Expenses                                    39,395                  4,429
================================================================================
  TOTAL EXPENSES                              11,516,883                626,961
  Fees and Expenses Absorbed/Reimbursed
    by Investment Adviser                       (213,960)              (207,889)
  Fees and Expenses Paid Indirectly                 (808)                  (730)
================================================================================
    NET EXPENSES                              11,302,115                418,342
================================================================================
NET INVESTMENT INCOME (LOSS)                  (5,387,803)             1,007,415
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                      (64,777,824)                33,309
  Foreign Currency Transactions                  947,408                      0
================================================================================
    Total Net Realized Gain (Loss)           (63,830,416)                33,309
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                     (139,569,928)            (2,096,036)
  Foreign Currency Transactions               20,986,955                      0
================================================================================
    Total Change in Net Appreciation/
      Depreciation                          (118,582,973)            (2,096,036)
================================================================================
NET LOSS ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS         (182,413,389)            (2,062,727)
================================================================================
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                        $  (187,801,192)       $    (1,055,312)
================================================================================

See Notes to Financial Statements

INVESCO SECTOR FUNDS, INC.
YEAR ENDED MARCH 31, 2003

                                              TECHNOLOGY     TELECOMMUNICATIONS
                                                    FUND                   FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                $     3,714,705        $     3,913,369
Dividends from Affiliated Investment
  Companies                                            0                 40,672
Interest                                       2,433,548                714,980
Securities Loaned Income                         188,766                205,579
  Foreign Taxes Withheld                        (212,626)              (241,485)
================================================================================
  TOTAL INCOME                                 6,124,393              4,633,115
================================================================================
EXPENSES
Investment Advisory Fees                      11,673,473              2,309,149
Distribution Expenses                          2,900,084                915,538
Transfer Agent Fees                           10,338,284              5,386,698
Administrative Services Fees                     892,715                170,044
Custodian Fees and Expenses                      294,267                123,339
Directors' Fees and Expenses                     133,696                 31,221
Interest Expenses                                  8,418                  2,969
Professional Fees and Expenses                   134,083                 55,220
Registration Fees and Expenses
  Institutional                                   22,779                     --
  Investor Class                                 185,595                114,342
  Class A                                              7                     15
  Class B                                              4                      5
  Class C                                            677                    716
  Class K                                          1,452                  1,472
Reports to Shareholders                        1,017,230                779,158
Other Expenses                                    92,971                 26,364
================================================================================
  TOTAL EXPENSES                              27,695,735              9,916,250
  Fees and Expenses Absorbed/Reimbursed
    by Investment Adviser                       (233,001)            (3,453,759)
  Fees and Expenses Paid Indirectly               (2,015)               (74,314)
================================================================================
    NET EXPENSES                              27,460,719              6,388,177
================================================================================
NET INVESTMENT LOSS                          (21,336,326)            (1,755,062)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
  Investment Securities                   (1,341,077,063)          (397,915,271)
  Foreign Currency Transactions                   (1,037)              (120,611)
  Option Contracts                            20,689,078                314,778
================================================================================
    Total Net Realized Loss               (1,320,389,022)          (397,721,104)
================================================================================
Change in Net Appreciation/Depreciation of:
  Investment Securities                      (32,763,181)           204,480,051
  Foreign Currency Transactions                        0              5,240,216
  Option Contracts                            (4,996,760)              (114,268)
================================================================================
    Total Change in Net Appreciation/
      Depreciation                           (37,759,941)           209,605,999
================================================================================
NET LOSS ON INVESTMENT SECURITIES,
  FOREIGN CURRENCY TRANSACTIONS AND
  OPTION CONTRACTS                        (1,358,148,963)          (188,115,105)
================================================================================
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                        $(1,379,485,289)       $  (189,870,167)
================================================================================

See Notes to Financial Statements

INVESCO SECTOR FUNDS, INC.
YEAR ENDED MARCH 31, 2003

                                                                      UTILITIES
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                       $     3,192,572
Interest                                                                295,851
Securities Loaned Income                                                  1,380
  Foreign Taxes Withheld                                                 (4,252)
================================================================================
  TOTAL INCOME                                                        3,485,551
================================================================================
EXPENSES
Investment Advisory Fees                                                666,839
Distribution Expenses                                                   230,974
Transfer Agent Fees                                                     560,954
Administrative Services Fees                                             50,010
Custodian Fees and Expenses                                              16,960
Directors' Fees and Expenses                                             14,978
Interest Expenses                                                           266
Professional Fees and Expenses                                           28,014
Registration Fees and Expenses
  Investor Class                                                         21,891
  Class A                                                                    12
  Class B                                                                     9
  Class C                                                                   703
Reports to Shareholders                                                 104,971
Other Expenses                                                            7,734
================================================================================
  TOTAL EXPENSES                                                      1,704,315
  Fees and Expenses Absorbed/Reimbursed by Investment Adviser          (543,805)
  Fees and Expenses Paid Indirectly                                        (316)
================================================================================
    NET EXPENSES                                                      1,160,194
================================================================================
NET INVESTMENT INCOME                                                 2,325,357
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                          (13,056,963)
Change in Net Appreciation/Depreciation of Investment
  Securities                                                        (13,674,867)
================================================================================
NET LOSS ON INVESTMENT SECURITIES                                   (26,731,830)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                      $   (24,406,473)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
ENERGY FUND

                                                        YEAR ENDED MARCH 31
--------------------------------------------------------------------------------
                                                    2003                   2002

OPERATIONS
Net Investment Loss                      $    (1,726,890)       $    (1,466,773)
Net Realized Loss                            (15,926,301)           (44,619,544)
Change in Net Appreciation/Depreciation      (32,597,193)             5,832,460
================================================================================
NET DECREASE IN NET
  ASSETS FROM OPERATIONS                     (50,250,384)           (40,253,857)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                             218,874,059            644,971,752
  Class A                                     19,736,581                     --
  Class B                                      1,571,590                     --
  Class C                                     16,754,905             20,669,161
  Class K                                        343,185                 35,899
================================================================================
                                             257,280,320            665,676,812
Amounts Paid for Repurchases of Shares
  Investor Class                            (298,479,641)          (692,833,382)
  Class A                                     (9,898,155)                    --
  Class B                                        (50,708)                    --
  Class C                                    (17,803,340)           (16,337,642)
  Class K                                        (85,824)                (2,743)
================================================================================
                                            (326,317,668)          (709,173,767)
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS               (69,037,348)           (43,496,955)
================================================================================
TOTAL DECREASE IN NET ASSETS                (119,287,732)           (83,750,812)
NET ASSETS
Beginning of Period                          370,799,415            454,550,227
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss of
  ($28,917) and ($23,683), respectively) $   251,511,683        $   370,799,415
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
  (CONTINUED)
FINANCIAL SERVICES FUND

                                                        YEAR ENDED MARCH 31
--------------------------------------------------------------------------------
                                                    2003                   2002

OPERATIONS
Net Investment Income                    $     3,404,122        $     3,116,228
Net Realized Gain (Loss)                     (60,822,257)            17,633,179
Change in Net Appreciation/Depreciation     (200,292,557)            15,800,834
================================================================================
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                    (257,710,692)            36,550,241
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Investor Class                                (4,532,916)           (74,131,190)
Class A                                          (54,866)                    --
Class B                                           (6,424)                    --
Class C                                          (18,276)              (769,067)
Class K                                           (9,840)               (74,131)
================================================================================
TOTAL DISTRIBUTIONS                           (4,622,322)           (74,974,388)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                           2,282,256,437          1,480,559,448
  Class A                                      8,745,135                     --
  Class B                                      1,184,600                     --
  Class C                                     19,297,579             27,338,396
  Class K                                        964,477              1,778,835
Reinvestment of Distributions
  Investor Class                               4,373,500             70,771,361
  Class A                                         46,662                     --
  Class B                                          5,986                     --
  Class C                                         15,533                715,041
  Class K                                          9,812                 74,046
================================================================================
                                           2,316,899,721          1,581,237,127
Amounts Paid for Repurchases of Shares
  Investor Class                          (2,529,161,658)        (1,647,802,644)
  Class A                                     (2,632,329)                    --
  Class B                                        (49,759)                    --
  Class C                                    (22,397,274)           (22,844,846)
  Class K                                       (355,893)              (825,978)
================================================================================
                                          (2,554,596,913)        (1,671,473,468)
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS              (237,697,192)           (90,236,341)
================================================================================
TOTAL DECREASE IN NET ASSETS                (500,030,206)          (128,660,488)
NET ASSETS
Beginning of Period                        1,252,144,049          1,380,804,537
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss
  of ($27,883) and ($108,164),
  respectively)                          $   752,113,843        $ 1,252,144,049
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
  (CONTINUED)
GOLD & PRECIOUS METALS FUND

                                                        YEAR ENDED MARCH 31
--------------------------------------------------------------------------------
                                                    2003                   2002

OPERATIONS
Net Investment Loss                      $      (946,525)       $      (618,754)
Net Realized Gain (Loss)                      12,875,065               (561,100)
Change in Net Appreciation/Depreciation      (10,324,799)            38,665,964
================================================================================
NET INCREASE IN NET
  ASSETS FROM OPERATIONS                       1,603,741             37,486,110
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                             288,729,638            250,552,619
  Class A                                      8,742,700                     --
  Class B                                      2,670,343                     --
  Class C                                     20,351,688              3,043,172
================================================================================
                                             320,494,369            253,595,791
Amounts Paid for Repurchases of Shares
  Investor Class                            (297,679,646)          (247,531,594)
  Class A                                     (6,894,638)                    --
  Class B                                       (228,708)                    --
  Class C                                    (17,964,744)            (2,690,754)
================================================================================
                                            (322,767,736)          (250,222,348)
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                (2,273,367)             3,373,443
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS         (669,626)            40,859,553
NET ASSETS
Beginning of Period                          105,346,076             64,486,523
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss
  of ($140,069) and ($789,954),
  respectively)                          $   104,676,450        $   105,346,076
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
  (CONTINUED)
HEALTH SCIENCES FUND

                                                        YEAR ENDED MARCH 31
--------------------------------------------------------------------------------
                                                    2003                   2002

OPERATIONS
Net Investment Loss                      $    (7,840,770)       $   (12,583,295)
Net Realized Loss                           (171,617,410)          (148,326,289)
Change in Net Appreciation/Depreciation      (87,177,417)           226,759,441
================================================================================
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                    (266,635,597)            65,849,857
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Investor Class                                         0               (583,793)
Class C                                                0                 (8,161)
Class K                                                0                 (1,034)
================================================================================
TOTAL DISTRIBUTIONS                                    0               (592,988)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                           3,275,394,183          2,819,831,341
  Class A                                     11,568,902                     --
  Class B                                        709,368                     --
  Class C                                     86,806,161            444,052,177
  Class K                                      1,290,276              3,560,641
Reinvestment of Distributions
  Investor Class                                       0                569,872
  Class C                                              0                  7,780
  Class K                                              0                  1,034
================================================================================
                                           3,375,768,890          3,268,022,845
Amounts Paid for Repurchases of Shares
  Investor Class                          (3,532,369,079)        (2,989,733,603)
  Class A                                     (7,580,049)                    --
  Class B                                        (38,094)                    --
  Class C                                    (94,578,217)          (440,088,546)
  Class K                                     (1,224,074)              (994,361)
================================================================================
                                          (3,635,789,513)        (3,430,816,510)
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS              (260,020,623)          (162,793,665)
================================================================================
TOTAL DECREASE IN NET ASSETS                (526,656,220)           (97,536,796)
NET ASSETS
Beginning of Period                        1,493,609,386          1,591,146,182
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss
  of ($158,098) and ($124,891),
  respectively)                          $   966,953,166        $ 1,493,609,386
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
  (CONTINUED)
LEISURE FUND

                                                        YEAR ENDED MARCH 31
--------------------------------------------------------------------------------
                                                    2003                   2002
                                                                        (Note 1)
OPERATIONS
Net Investment Loss                      $    (5,387,803)       $    (4,636,576)
Net Realized Loss                            (63,830,416)           (11,436,792)
Change in Net Appreciation/Depreciation     (118,582,973)            43,733,217
================================================================================
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                    (187,801,192)            27,659,849
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Investor Class                                         0             (6,606,439)
Class C                                                0                (83,069)
================================================================================
TOTAL DISTRIBUTIONS                                    0             (6,689,508)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                             207,349,184            729,179,032
  Class A                                     37,428,048                     --
  Class B                                      9,606,745                     --
  Class C                                     42,717,603             54,801,929
  Class K                                     37,654,639             59,960,773
Reinvestment of Distributions
  Investor Class                                       0              6,410,599
  Class C                                              0                 79,560
================================================================================
                                             334,756,219            850,431,893
Amounts Paid for Repurchases of Shares
  Investor Class                            (306,714,154)          (561,176,279)
  Class A                                     (7,012,073)                    --
  Class B                                       (467,634)                    --
  Class C                                    (36,749,162)           (43,833,698)
  Class K                                    (17,226,143)            (1,210,408)
================================================================================
                                            (368,169,166)          (606,220,385)
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS               (33,412,947)           244,211,508
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS     (221,214,139)           265,181,849
NET ASSETS
Beginning of Period                          877,997,868            612,816,019
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss
  of ($48,343) and ($445,820),
  respectively)                          $   656,783,729        $   877,997,868
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
  (CONTINUED)
REAL ESTATE OPPORTUNITY FUND

                                                        YEAR ENDED MARCH 31
--------------------------------------------------------------------------------
                                                    2003                   2002

OPERATIONS
Net Investment Income                    $     1,007,415        $       959,897
Net Realized Gain (Loss)                          33,309             (1,776,058)
Change in Net Appreciation/Depreciation       (2,096,036)             3,077,128
================================================================================
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                      (1,055,312)             2,260,967
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Investor Class                                  (869,479)              (883,840)
Class A                                          (66,360)                    --
Class B                                           (4,005)                    --
Class C                                          (17,981)               (19,583)
================================================================================
TOTAL DISTRIBUTIONS                             (957,825)              (903,423)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                              40,930,071             65,554,193
  Class A                                      4,016,740                     --
  Class B                                        164,213                     --
  Class C                                      3,324,794              6,576,932
Reinvestment of Distributions
  Investor Class                                 812,836                847,345
  Class A                                         61,410                     --
  Class B                                          3,335                     --
  Class C                                         15,925                 17,365
================================================================================
                                              49,329,324             72,995,835
Amounts Paid for Repurchases of Shares
  Investor Class                             (39,958,634)           (75,885,547)
  Class A                                     (1,612,336)                    --
  Class B                                        (28,724)                    --
  Class C                                     (2,852,451)            (7,520,965)
================================================================================
                                             (44,452,145)           (83,406,512)
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                 4,877,179            (10,410,677)
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS        2,864,042             (9,053,133)
NET ASSETS
Beginning of Period                           20,829,069             29,882,202
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Income
  of $9,823 and $4,923, respectively)    $    23,693,111        $    20,829,069
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
  (CONTINUED)
TECHNOLOGY FUND

                                                        YEAR ENDED MARCH 31
--------------------------------------------------------------------------------
                                                    2003                   2002

OPERATIONS
Net Investment Loss                      $   (21,336,326)       $   (29,818,014)
Net Realized Loss                         (1,320,389,022)        (1,701,319,209)
Change in Net Appreciation/Depreciation      (37,759,941)         1,093,675,772
================================================================================
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                         (1,379,485,289)          (637,461,451)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Institutional Class                        400,830,100          1,144,541,447
  Investor Class                           4,495,198,217          4,626,109,679
  Class A                                     39,607,123                     --
  Class B                                        784,386                     --
  Class C                                     16,773,376             98,155,680
  Class K                                     18,036,725             31,102,806
================================================================================
                                           4,971,229,927          5,899,909,612
Amounts Paid for Repurchases of Shares
  Institutional Class                       (460,489,454)          (884,671,106)
  Investor Class                          (4,742,030,065)        (4,604,480,513)
  Class A                                    (34,425,710)                    --
  Class B                                       (225,672)                    --
  Class C                                    (23,667,790)           (91,350,472)
  Class K                                     (9,475,180)            (4,487,304)
================================================================================
                                          (5,270,313,871)        (5,584,989,395)
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS              (299,083,944)           314,920,217
================================================================================
TOTAL DECREASE IN NET ASSETS              (1,678,569,233)          (322,541,234)
NET ASSETS
Beginning of Period                        3,272,045,171          3,594,586,405
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss
  of ($232,309) and ($771,569),
  respectively)                          $ 1,593,475,938        $ 3,272,045,171
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
  (CONTINUED)
TELECOMMUNICATIONS FUND

                                                        YEAR ENDED MARCH 31
--------------------------------------------------------------------------------
                                                    2003                   2002

OPERATIONS
Net Investment Loss                      $    (1,755,062)       $    (6,130,769)
Net Realized Loss                           (397,721,104)          (861,726,352)
Change in Net Appreciation/Depreciation      209,605,999            246,742,633
================================================================================
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                           (189,870,167)          (621,114,488)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                             921,394,710          2,027,191,892
  Class A                                      9,330,840                     --
  Class B                                         24,155                     --
  Class C                                     47,707,611            327,970,659
  Class K                                        632,772              1,234,228
================================================================================
                                             979,090,088          2,356,396,779
Amounts Paid for Repurchases of Shares
  Investor Class                          (1,033,252,143)        (2,325,417,357)
  Class A                                     (8,626,147)                    --
  Class B                                         (3,783)                    --
  Class C                                    (53,919,269)          (323,176,133)
  Class K                                       (500,459)              (104,957)
================================================================================
                                          (1,096,301,801)        (2,648,698,447)
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS              (117,211,713)          (292,301,668)
================================================================================
TOTAL DECREASE IN NET ASSETS                (307,081,880)          (913,416,156)
NET ASSETS
Beginning of Period                          585,224,508          1,498,640,664
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss
  of ($66,378) and ($65,928),
  respectively)                          $   278,142,628        $   585,224,508
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
  (CONTINUED)
UTILITIES FUND

                                                        YEAR ENDED MARCH 31
--------------------------------------------------------------------------------
                                                    2003                   2002

OPERATIONS
Net Investment Income                    $     2,325,357        $     1,845,871
Net Realized Loss                            (13,056,963)           (22,801,292)
Change in Net Appreciation/Depreciation      (13,674,867)           (53,674,952)
================================================================================
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                            (24,406,473)           (74,630,373)
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
  Investor Class                              (2,288,373)            (1,869,306)
  Class A                                        (16,410)                    --
  Class B                                         (4,725)                    --
  Class C                                         (9,547)                  (728)
================================================================================
TOTAL DISTRIBUTIONS                           (2,319,055)            (1,870,034)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                             110,818,499            138,696,599
  Class A                                      2,519,233                     --
  Class B                                        263,926                     --
  Class C                                     11,010,192              8,575,353
Reinvestment of Distributions
  Investor Class                               2,165,716              1,774,320
  Class A                                         12,275                     --
  Class B                                          1,446                     --
  Class C                                          9,205                    718
================================================================================
                                             126,800,492            149,046,990
Amounts Paid for Repurchases of Shares
  Investor Class                            (138,522,409)          (173,267,204)
  Class A                                     (1,960,442)                    --
  Class B                                        (34,745)                    --
  Class C                                    (11,876,032)            (9,358,343)
================================================================================
                                            (152,393,628)          (182,625,547)
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS               (25,593,136)           (33,578,557)
================================================================================
TOTAL DECREASE IN NET ASSETS                 (52,318,664)          (110,078,964)
NET ASSETS
Beginning of Period                          126,376,755            236,455,719
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss
  of ($43,913) and ($5,069),
  respectively)                          $    74,058,091        $   126,376,755
================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

INVESCO SECTOR FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Sector Funds, Inc. is incorporated in Maryland and presently consists of nine separate
Funds: Energy Fund, Financial Services Fund, Gold & Precious Metals Fund (formerly Gold Fund), Health Sciences Fund, Leisure Fund, Real Estate Opportunity Fund, Technology Fund, Telecommunications Fund and Utilities Fund (individually the "Fund" and collectively, the "Funds"). Effective July 31, 2002, Gold Fund's name changed to Gold & Precious Metals Fund. The investment objectives of the Funds are: to seek capital growth through investments in specific business sectors for Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure and Technology Funds; to achieve capital growth and current income for Real Estate Opportunity, Telecommunications and Utilities Funds. INVESCO Sector Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

Effective April 1, 2002, the Funds began offering two additional classes of shares, referred to as Class A and Class B shares. Effective December 17, 2001, Leisure Fund began offering an additional class of shares, referred to as Class K shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Class A shares are sold with a front-end sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. Class B shares and Class C shares are subject to a contingent deferred sales charge paid by the redeeming shareholder. Class B shares convert to Class A shares after eight years along with a pro rata portion of its reinvested dividends and distributions.

Effective April 1, 2002, the Investor Class shares are offered only to grandfathered investors who have established and maintained an account in any of the funds managed and distributed by INVESCO Funds Group, Inc. ("IFG") in Investor Class shares prior to April 1, 2002.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are traded. In the event that closing prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Gold bullion is valued at the close of the New York Stock Exchange and its valuation is obtained by a pricing service approved by the Fund's board of directors.

Option contracts are valued at the average of the closing bid and ask prices from the exchange with the highest trading volume on that particular day.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired. During the year ended March 31, 2003, Energy Fund was reimbursed for certain trading losses in the amount of $35,462.

Each Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended March 31, 2003, Energy, Financial Services, Gold & Precious Metals, Leisure and Telecommunications Funds invested in INVESCO Treasurer's Series Money Market Reserve Fund. During that same period there were no such investments by Health Sciences, Real Estate Opportunity, Technology and Utilities Funds. The income from this investment is recorded in the Statement of Operations.

The Fund may have elements of risk due to investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

The Gold & Precious Metals Fund may invest in gold bullion which may have significant price movements over short periods of time and may be affected by unpredictable international monetary and political policies. Further, gold bullion may have storage and transaction costs associated with its ownership which may be higher than that of other types of securities.

Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of distributions from ordinary income, long-term capital gains and of the ordinary income distributions declared for the year ended March 31, 2003, and amounts qualifying for the dividends received deduction available to the Fund's corporate shareholders were as follows:

                                    YEAR ENDED           YEAR ENDED       YEAR ENDED        YEAR ENDED             YEAR ENDED
                                MARCH 31, 2003       MARCH 31, 2003   MARCH 31, 2003    MARCH 31, 2002         MARCH 31, 2002
                               ORDINARY INCOME    LONG-TERM CAPITAL       QUALIFYING   ORDINARY INCOME      LONG-TERM CAPITAL
FUND                             DISTRIBUTIONS   GAIN DISTRIBUTIONS       PERCENTAGE     DISTRIBUTIONS     GAIN DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
Financial Services Fund         $    3,324,494      $     1,297,828          100.00%   $     6,877,940        $    68,096,448
Health Sciences Fund                         0                    0            0.00%           548,602                 44,386
Leisure Fund                                 0                    0            0.00%         1,613,479              5,076,029
Real Estate Opportunity Fund           957,825                    0            1.61%           903,423                      0
Utilities Fund                       2,319,055                    0            1.00%         1,870,034                      0

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at March 31, 2003 include:

                                                                                                NET TAX
                                        COST OF         GROSS TAX         GROSS TAX        APPRECIATION
                                INVESTMENTS FOR        UNREALIZED        UNREALIZED       (DEPRECIATION)
FUND                               TAX PURPOSES      APPRECIATION      DEPRECIATION      ON INVESTMENTS
--------------------------------------------------------------------------------------------------------
Energy Fund                     $   247,769,524   $    28,433,184   $    10,450,300     $    17,982,884
Financial Services Fund             719,839,008        77,427,623        45,844,873          31,582,750
Gold & Precious Metals Fund         104,610,389        21,144,944         9,237,369          11,907,575
Health Sciences Fund                895,666,927       140,758,771        45,741,540          95,017,231
Leisure Fund                        613,757,329       122,008,477        66,677,876          55,330,601
Real Estate Opportunity Fund         23,648,035           997,063           602,240             394,823
Technology Fund                   1,975,193,766        86,437,493       465,055,564        (378,618,071)
Telecommunications Fund             324,308,326        13,728,939        40,705,712         (26,976,773)
Utilities Fund                       73,840,716         3,212,948         5,354,023          (2,141,075)

                                                                        ACCUMULATED   CUMULATIVE EFFECT
                                                    UNDISTRIBUTED      CAPITAL LOSS            OF OTHER
FUND                                              ORDINARY INCOME        CARRYOVERS  TIMING DIFFERENCES
--------------------------------------------------------------------------------------------------------
Energy Fund                                       $             0   $   (58,447,779)    $       (28,917)
Financial Services Fund                                    93,812       (52,702,581)         (8,783,479)
Gold & Precious Metals Fund                             1,354,029      (189,650,608)            (25,176)
Health Sciences Fund                                            0      (297,476,816)        (31,004,760)
Leisure Fund                                                    0       (63,392,926)        (12,252,581)
Real Estate Opportunity Fund                               12,213        (8,274,056)           (212,795)
Technology Fund                                                 0    (3,791,182,138)       (279,350,098)
Telecommunications Fund                                         0    (1,622,403,229)        (27,997,494)
Utilities Fund                                                  0       (37,516,958)         (2,696,195)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. Telecommunications Fund has a partnership tax deferral in the amount of $2,267,247. The net tax appreciation/depreciation on investments excludes the effect of foreign currency transactions and written options activity.

Capital loss carryovers expire in the years 2005, 2006, 2007, 2008, 2009, 2010 and 2011. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. Deferred post-October 31 capital and currency losses are: Financial Services Fund $8,661,785, Gold & Precious Metals Fund $2,834, Health Sciences Fund $30,846,662, Leisure Fund $12,210,757, Real Estate Opportunity Fund $210,405, Technology Fund $279,932,903, Telecommunications Fund $27,931,116 and Utilities Fund $2,652,282.

Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States and Federal income tax purposes, permanent and temporary differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Energy, Health Sciences, Leisure, Technology and Telecommunications Funds reclassified $1,820,004, $7,795,809, $5,933,695, $22,459,448, $2,314,505, respectively, of net investment losses to paid-in capital. Gold & Precious Metals Fund reclassified $1,596,421 of net investment losses to accumulated undistributed net realized losses.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. OPTIONS -- The Funds may buy or write put and call options, including securities index options, on portfolio securities for hedging purposes or as a substitute for an investment. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding written options are noted in the Statement of Investment Securities where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity to profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Written option activity for the year ended March 31, 2003, was as follows:

                                                    CALL OPTIONS                   PUT OPTIONS
----------------------------------------------------------------------------------------------------
                                              NUMBER          AMOUNT         NUMBER          AMOUNT
                                          OF OPTIONS     OF PREMIUMS     OF OPTIONS     OF PREMIUMS
----------------------------------------------------------------------------------------------------
TECHNOLOGY FUND
Options outstanding at March 31, 2002        (43,575)  $  17,656,466              0   $           0
Options written                             (132,549)     33,132,524        (12,597)      1,519,455
Options closed or expired                    169,585     (49,860,481)        12,597      (1,519,455)
Options outstanding at March 31, 2003        (6,539)        $928,509              0               0

TELECOMMUNICATIONS FUND
Options outstanding at March 31, 2002         (1,600)  $     261,852
Options written                               (7,009)      1,017,875
Options closed or expired                      7,098        (982,068)
Options outstanding at March 31, 2003         (1,511)  $     297,659

H. EXPENSES -- Each Fund or Class bears expenses incurred specifically on its behalf and, in addition, each Fund or Class bears a portion of general expenses, based on the relative net assets of each Fund or Class.

Under an agreement between each Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Similarly, Custodian Fees and Expenses for Energy, Financial Services, Gold & Precious Metals, Health Sciences and Telecommunications Funds are reduced by credits earned from security brokerage transactions under certain broker/service arrangements with third parties. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. IFG serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                                           AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------------
                                                       $700         $2        $4         $6
                                 $0 TO    $350 TO   MILLION    BILLION   BILLION    BILLION      OVER
                                  $350       $700     TO $2      TO $4     TO $6      TO $8        $8
FUND                           MILLION    MILLION   BILLION    BILLION   BILLION    BILLION   BILLION
-----------------------------------------------------------------------------------------------------
Energy Fund                      0.75%      0.65%     0.55%      0.45%     0.40%     0.375%     0.35%
Financial Services Fund          0.75%      0.65%     0.55%      0.45%     0.40%     0.375%     0.35%
Gold & Precious Metals Fund      0.75%      0.65%     0.55%      0.45%     0.40%     0.375%     0.35%
Health Sciences Fund             0.75%      0.65%     0.55%      0.45%     0.40%     0.375%     0.35%
Leisure Fund                     0.75%      0.65%     0.55%      0.45%     0.40%     0.375%     0.35%
Technology Fund                  0.75%      0.65%     0.55%      0.45%     0.40%     0.375%     0.35%
Utilities Fund                   0.75%      0.65%     0.55%      0.45%     0.40%     0.375%     0.35%

                                                           AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------------
                                             $500        $1         $2        $4         $6
                                 $0 TO    MILLION   BILLION    BILLION   BILLION    BILLION      OVER
                                  $500      TO $1     TO $2      TO $4     TO $6      TO $8        $8
FUND                           MILLION    BILLION   BILLION    BILLION   BILLION    BILLION   BILLION
-----------------------------------------------------------------------------------------------------
Real Estate Opportunity Fund     0.75%      0.65%     0.55%      0.45%     0.40%     0.375%     0.35%
Telecommunications Fund          0.65%      0.55%     0.45%      0.45%     0.40%     0.375%     0.35%

A plan of distribution pursuant to Rule 12b-1 of the Act provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, of 0.25% of annual average net assets of Investor Class shares. A master distribution plan and agreement for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Act provides for compensation of certain promotional and other sales related costs to IDI. Class A shares of the Fund pay compensation to IDI at a rate of 0.35% of annual average net assets. During any period that Class A shares of the Fund are closed to new investors, the Fund will reduce this payment for Class A shares from 0.35% to 0.25% per annum. Class B and Class C shares of the Fund pay compensation to IDI at a rate of 1.00% of annual average net assets. Of these amounts, IDI may pay a service fee of 0.25% of the average net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose caps on the total sales charges, including asset-based sales charges, that may be paid by the respective class. A plan of distribution pursuant to Rule 12b-1 of the Act provides for financing the distribution and continuing personal shareholder servicing of Class K shares of 0.45% of annual average net assets. Any unreimbursed expenses IDI incurs with respect to Investor Class, Class A, Class C and Class K shares in any fiscal year can not be recovered in subsequent years. For the year ended March 31, 2003, amounts paid to the Distributor were as follows:

                                        INVESTOR        CLASS        CLASS        CLASS      CLASS
FUND                                       CLASS            A            B            C          K
--------------------------------------------------------------------------------------------------
Energy Fund                          $   710,505  $    19,438  $     6,195  $   102,870  $     526
Financial Services Fund                2,428,349        9,547        5,826      134,199      5,109
Gold & Precious Metals Fund              279,306        4,965        6,902       22,606         --
Health Sciences Fund                   2,942,165        4,556        3,194       89,870      9,856
Leisure Fund                           1,625,603       52,465       44,957      176,639    277,058
Real Estate Opportunity Fund              59,074        3,327          580        8,070         --
Technology Fund                        2,923,222        6,303        1,332       88,805     98,700
Telecommunications Fund                  948,389        2,727           99       37,403      3,117
Utilities Fund                           230,252        1,046        1,559       10,094         --

If the Class B Plan is terminated, the Board of Directors may allow the Class B shares to continue payments of the asset-based sales charge to the Distributor for allowable unreimbursed expenses incurred for distributing shares before the Class B Plan was terminated. The Class B Plan allows for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods. Distribution fees related to the Distributor for the year ended March 31, 2003, for Class B were as follows:

                                                                    DISTRIBUTOR'S    DISTRIBUTOR'S
                                                                        AGGREGATE     UNREIMBURSED
                                                                     UNREIMBURSED    EXPENSES AS %
                                                 AMOUNT RETAINED         EXPENSES    OF NET ASSETS
FUND                                              BY DISTRIBUTOR       UNDER PLAN         OF CLASS
--------------------------------------------------------------------------------------------------
Energy Fund - Class B Plan                           $     7,253      $    50,817            3.38%
Financial Services Fund - Class B Plan                     6,587           38,040            3.84%
Gold & Precious Metals Fund - Class B Plan                 8,631           89,799            3.88%
Health Sciences Fund - Class B Plan                        3,649           22,662            3.65%
Leisure Fund - Class B Plan                               50,672          300,396            3.63%
Real Estate Opportunity Fund - Class B Plan                  672            5,126            3.84%
Technology Fund - Class B Plan                             1,736           20,563            3.87%
Telecommunications Fund - Class B Plan                       112              556            3.50%
Utilities Fund - Class B Plan                              1,712            7,112            3.69%

Distribution Expenses for each class as presented in the Statement of Operations for the year ended March 31, 2003 were as follows:

                                        INVESTOR        CLASS        CLASS        CLASS      CLASS
FUND                                       CLASS            A            B            C          K
--------------------------------------------------------------------------------------------------
Energy Fund                          $   685,019  $    22,209  $     7,338  $   101,292  $     616
Financial Services Fund                2,314,987       10,800        6,591      128,891      5,184
Gold & Precious Metals Fund              278,665        5,387        8,640       24,543         --
Health Sciences Fund                   2,810,808        5,134        3,661       82,986      9,669
Leisure Fund                           1,563,784       59,657       51,248      177,740    277,930
Real Estate Opportunity Fund              59,144        3,989          681        8,204         --
Technology Fund                        2,714,413        7,497        1,755       79,762     96,657
Telecommunications Fund                  877,339        2,837          112       32,223      3,027
Utilities Fund                           218,659        1,167        1,716        9,432         --

IFG receives a transfer agent fee from each Class at an annual rate of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month. Transfer agent fees for each class as presented in the Statement of Operations for the year ended March 31, 2003 were as follows:

                          INSTITUTIONAL     INVESTOR      CLASS      CLASS       CLASS       CLASS
FUND                              CLASS        CLASS          A          B           C           K
--------------------------------------------------------------------------------------------------
Energy Fund                          --  $ 1,351,371  $  13,598  $   2,355  $   51,772  $    2,083
Financial Services Fund              --    3,201,855     10,460      2,419      66,317       5,226
Gold & Precious Metals Fund          --      640,022     10,637        898      12,141          --
Health Sciences Fund                 --    4,374,452      9,750      1,618      98,464      15,184
Leisure Fund                         --    2,455,246     39,891     15,848      85,622     599,451
Real Estate Opportunity Fund         --      202,193      2,124        285       9,500          --
Technology Fund             $ 1,921,921    7,981,678      7,798        857     136,791     289,239
Telecommunications Fund              --    5,273,178      3,544        131      99,233      10,612
Utilities Fund                       --      547,156      1,045        294      12,459          --

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Funds. IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the year ended March 31, 2003, total fees and expenses voluntarily absorbed were as follows:

                          INSTITUTIONAL     INVESTOR      CLASS      CLASS       CLASS       CLASS
FUND                              CLASS        CLASS          A          B           C           K
--------------------------------------------------------------------------------------------------
Energy Fund                          --   $        0  $       0  $     582   $  20,103   $   4,502
Financial Services Fund              --            0      3,917      2,056           0       3,997
Gold & Precious Metals Fund          --            0        431          0           0          --
Health Sciences Fund                 --            0      6,829      1,648      37,750           0
Leisure Fund                         --            0          0      4,408           0     209,552
Real Estate Opportunity Fund         --      195,593          0        936      11,360          --
Technology Fund                $      0            0        818      1,027     100,306     130,850
Telecommunications Fund              --    3,343,479          0      1,069     100,846       8,365
Utilities Fund                       --      526,139      1,095        943      15,628          --

At March 31, 2003, the reimbursement that may potentially be made by the Funds to IFG that will expire during the calendar years ended 2005 and 2006, are as follows:

                          INSTITUTIONAL     INVESTOR      CLASS      CLASS       CLASS       CLASS
FUND                              CLASS        CLASS          A          B           C           K
--------------------------------------------------------------------------------------------------
Energy Fund                          --   $        0  $       0  $     582   $  20,103   $   4,502
Financial Services Fund              --            0      3,917      2,056           0       3,997
Gold & Precious Metals Fund          --            0        431          0           0          --
Health Sciences Fund                 --            0      6,829      1,648      37,750           0
Leisure Fund                         --            0          0      4,408           0     209,552
Real Estate Opportunity Fund         --      171,596          0        936      10,559          --
Technology Fund               $       0            0        818      1,027     100,306     130,850
Telecommunications Fund              --    3,015,954          0      1,069      90,199       8,022
Utilities Fund                       --      442,999      1,095        943      13,761          --

During the year ended March 31, 2003, the reimbursement that was made by the Funds to IFG were as follows:

                          INSTITUTIONAL     INVESTOR      CLASS      CLASS       CLASS       CLASS
FUND                              CLASS        CLASS          A          B           C           K
--------------------------------------------------------------------------------------------------
Energy Fund                          --    $       0  $       0  $      23   $       0   $       0
Financial Services Fund              --            0          0          0           0           0
Gold & Precious Metals Fund          --            0          0          0         495          --
Health Sciences Fund                 --            0         62          0           0       1,052
Leisure Fund                         --            0        345          0           0      81,554
Real Estate Opportunity Fund         --            0        431          0           0          --
Technology Fund               $ 146,221            0        717          0           0      72,949
Telecommunications Fund              --            0          0          0           0           0
Utilities Fund                       --            0          0         32           0          --

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended March 31, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

FUND                                                              PURCHASES                  SALES
--------------------------------------------------------------------------------------------------
Energy Fund                                                  $  408,740,450         $  482,197,618
Financial Services Fund                                         548,905,269            772,106,486
Gold & Precious Metals Fund                                      86,860,593             84,190,776
Health Sciences Fund                                          1,960,059,993          2,220,999,802
Leisure Fund                                                    143,284,512            161,229,805
Real Estate Opportunity Fund                                     64,102,072             59,811,861
Technology Fund                                               1,954,796,496          2,111,792,047
Telecommunications Fund                                         451,481,007            547,641,041
Utilities Fund                                                   53,521,881             67,293,763

There were no purchases or sales of U.S. Government Securities.

NOTE 4 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Funds' officers and directors are also officers and directors of IFG or IDI.

Each Fund has adopted a retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the year ended March 31, 2003, included in Directors' Fees and Expenses in the Statement of Operations and pension liability included in Accrued Expenses in the Statement of Assets and Liabilities were as follows:

                                                                    PENSION                PENSION
FUND                                                               EXPENSES              LIABILITY
--------------------------------------------------------------------------------------------------
Energy Fund                                                      $    8,483             $   17,442
Financial Services Fund                                              28,573                 74,609
Gold & Precious Metals Fund                                           2,306                 13,523
Health Sciences Fund                                                 38,593                 95,696
Leisure Fund                                                         16,795                 29,900
Real Estate Opportunity Fund                                            531                  1,469
Technology Fund                                                      47,637                141,768
Telecommunications Fund                                               8,540                 40,554
Utilities Fund                                                        3,050                 12,237

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

An affiliated company represents ownership by a Fund of at least 5% of the voting securities of the issuer or may be affiliated with other INVESCO investment companies during the period, as defined in the Act. A summary of the transactions during the year ended March 31, 2003, in which the issuer was an affiliate of the Fund, is as follows:

                                                                                        REALIZED
                                         PURCHASES                   SALES        GAIN (LOSS) ON
                                  ------------------------------------------------    INVESTMENT     VALUE AT
AFFILIATE                         SHARES          COST        SHARES      PROCEEDS    SECURITIES     3/31/2003
--------------------------------------------------------------------------------------------------------------
ENERGY FUND
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                        93,897,299   $93,897,299    95,042,365   $95,042,365   $         0   $ 4,139,034

FINANCIAL SERVICES FUND
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                        46,028,775    46,028,775    46,028,775    46,028,775             0            --

GOLD & PRECIOUS METALS FUND
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                       233,983,415   233,983,415   237,869,295   237,869,295             0    11,344,418

HEALTH SCIENCES FUND
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                       361,349,392   361,349,392   343,090,592   343,090,592             0    24,193,400
Pharmaceutical HOLDRs
  Trust                        2,205,300   174,015,044     1,760,000   140,744,454    (3,355,550)   42,888,360

LEISURE FUND
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                       288,556,802   288,556,802   314,042,259   314,042,259             0    10,594,794

                                                                                        REALIZED
                                         PURCHASES                   SALES        GAIN (LOSS) ON
                                  ------------------------------------------------    INVESTMENT     VALUE AT
AFFILIATE                         SHARES          COST        SHARES      PROCEEDS    SECURITIES     3/31/2003
--------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND
Calient Networks, Pfd
  Series D Shrs                       --            --            --            --            --   $ 1,106,133
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                       622,363,052  $622,363,052   670,243,884  $670,243,884   $         0    33,984,450
Software HOLDRs Trust            954,400    22,443,535       119,700     3,200,177       221,898    21,209,727

TELECOMMUNICATIONS FUND
Broadband HOLDRs Trust         1,057,500     9,494,055     1,057,500     8,652,026      (842,029)           --
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                       453,774,284   453,774,284   472,945,556   472,945,556             0    18,406,718

UTILITIES FUND
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                         2,633,600     2,633,600     4,842,800     4,842,800             0            --

Dividend income from INVESCO Treasurer's Series Money Market Reserve Fund is disclosed in the Statement of Operations. The following Funds received dividend income from affiliated investments: Health Sciences Fund received $352,761 from Pharmaceutical HOLDRs Trust and Technology Fund received $523,966 from Software HOLDRs Trust. No dividend income was received from any other affiliate.

NOTE 5 -- SECURITIES LOANED. The Funds have entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Funds receive income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As of March 31, 2003, Energy, Gold & Precious Metals, Health Sciences, Leisure, Technology and Telecommunications Funds have on loan securities valued at $4,005,265, $10,736,161, $23,272,794, $13,094,173, $31,829,843 and $17,205,652,
respectively, and cash collateral of $4,139,034, $11,344,418, $24,193,400,
$13,706,737, $33,984,450 and $18,406,718, repectively, has been invested in the
INVESCO Treasurer's Series Money Market Reserve Fund or U.S. Government obligations and is disclosed in the Statement of Investment Securities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations. Of the securities lending income received for Energy, Gold & Precious Metals, Health Sciences, Leisure, Technology, Telecommunications and Utilities Funds $22,711, $81,867, $23,360, $123,994, $187,904, $205,579 and $1,380, respectively, were received from investments in INVESCO Treasurer's Series Money Market Reserve Fund. During the year ended March 31, 2003, there were no such securities lending arrangements for Financial Services and Real Estate Opportunity Funds.

NOTE 6 -- INTERFUND BORROWING AND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Funds may borrow up to 10% of its total net assets for temporary or emergency purposes. During the year ended March 31, 2003, Energy, Financial Services, Gold & Precious Metals, Health Sciences, Leisure, Real Estate Opportunity, Technology, Telecommunications and Utilities Funds borrowed cash at a weighted average rate ranging from 1.50% to 2.00% and interest expenses amounted to $2,770, $2,346, $4,423, $54,615, $60, $122,
$7,840, $3,044 and $266 respectively. During that same period, Energy, Health Sciences, Technology and Utilities Funds lent cash at a weighted average rate ranging from 1.58% to 2.06% and interest income amounted $609, $7,082, $24,118 and $95, respectively. At March 31, 2003, INVESCO Combination Stock & Bond Funds, Inc. - Total Return Fund had borrowed from Utilities Fund at an interest rate of 1.58%. The amount of the lending and the related accrued interest are presented in the Statement of Assets and Liabilities. On April 1, 2003, INVESCO Combination Stock & Bond Funds, Inc. - Total Return Fund paid the borrowing back to Utilities Fund in full including interest.

NOTE 7 -- LINE OF CREDIT. Each Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended March 31, 2003, Financial Services and Technology Funds borrowed cash at a weighted average rate of 2.31%, and interest expenses amounted to $450 and $578, respectively. During that same period, there were no such borrowings for Energy, Gold & Precious Metals, Health Sciences, Leisure, Real Estate Opportunity, Telecommunications and Utilities Funds.

NOTE 8 -- CONTINGENT DEFERRED SALES CHARGE ("CDSC"). Class A shares may charge a 1.00% CDSC if a shareholder purchased $1,000,000 or more and redeemed these shares within 18 months from the date of purchase. Effective November 15, 2002, qualified plans investing in Class A shares may pay a 1.00% CDSC and Class K shares may pay a 0.70% CDSC if a shareholder redeemed these shares within 12 months from the date of purchase. A CDSC is charged by Class B shares on redemptions or exchanges of shares at a maximum of 5.00% beginning at the time of purchase to 0.00% at the beginning of the seventh year. A 1.00% CDSC is charged by Class C shares on redemptions or exchanges held thirteen months or less. Shares acquired through reinvestment of dividends or other distributions are not charged a CDSC. The CDSC may be reduced or certain sales charge exceptions may apply. The CDSC is paid by the redeeming shareholder and therefore it is not an expense of the Fund. For the year ended March 31, 2003, the Distributor received the following CDSC from Class A, Class B, Class C and Class K shareholders:

FUND                                           CLASS A       CLASS B       CLASS C       CLASS K
------------------------------------------------------------------------------------------------
Energy Fund                                 $        0    $    1,393    $    7,690    $        0
Financial Services Fund                              0         1,307        13,978             0
Gold & Precious Metals Fund                          0             1         2,197            --
Health Sciences Fund                                 0           747        11,340             0
Leisure Fund                                         0        12,171        16,172             0
Real Estate Opportunity Fund                         0           243           770            --
Technology Fund                                      0           276         7,494             0
Telecommunications Fund                              0           181        18,384             0
Utilities Fund                                       0         1,250           578            --

NOTE 9 -- SHARE INFORMATION. Changes in fund share transactions during the years ended March 31, 2003 and 2002 were as follows:

                                       ENERGY FUND           FINANCIAL SERVICES FUND  GOLD & PRECIOUS METALS FUND
                                   YEAR ENDED MARCH 31         YEAR ENDED MARCH 31        YEAR ENDED MARCH 31
------------------------------------------------------------------------------------------------------------------
                                    2003          2002          2003          2002             2003          2002
Shares Sold
  Investor Class              12,665,097    33,986,047    92,466,548    52,167,572      113,839,180   141,069,920
  Class A                      1,144,145            --       357,198            --        3,326,766            --
  Class B                         93,080            --        47,478            --        1,053,937            --
  Class C                        984,511     1,099,872       774,225       981,786        7,482,496     1,500,683
  Class K                         22,288         2,143        41,708        64,647               --            --
Shares Issued from
  Reinvestment of Distributions
     Investor Class                    0             0       196,653     2,638,995                0             0
     Class A                           0            --         2,132            --                0            --
     Class B                           0            --           267            --                0            --
     Class C                           0             0           673        27,003                0             0
     Class K                           0             0           454         2,787               --            --
==================================================================================================================
                              14,909,121    35,088,062    93,887,336    55,882,790      125,702,379   142,570,603
Shares Repurchased
  Investor Class             (17,525,270)  (37,979,338) (102,655,456)  (58,464,938)    (118,596,254) (140,424,339)
  Class A                      (602,143)            --      (114,384)           --       (2,693,330)           --
  Class B                        (3,209)            --        (2,217)           --          (85,023)           --
  Class C                    (1,052,371)      (895,102)     (911,176)     (829,034)      (6,718,167)   (1,325,678)
  Class K                        (5,719)          (170)      (16,126)      (30,145)              --            --
==================================================================================================================
                             (19,188,712)  (38,874,610) (103,699,359)  (59,324,117)    (128,092,774) (141,750,017)
NET INCREASE
  (DECREASE) IN
  FUND SHARES                 (4,279,591)   (3,786,548)   (9,812,023)   (3,441,327)      (2,390,395)      820,586
==================================================================================================================

NOTE 9 -- SHARE INFORMATION (CONTINUED)

                                   HEALTH SCIENCES FUND           LEISURE FUND       REAL ESTATE OPPORTUNITY FUND
                                   YEAR ENDED MARCH 31         YEAR ENDED MARCH 31       YEAR ENDED MARCH 31
------------------------------------------------------------------------------------------------------------------
                                    2003          2002          2003          2002             2003          2002
                                                                           (Note 1)
Shares Sold
  Investor Class              79,949,743    57,443,476     6,136,558    19,352,726        5,248,092     8,923,885
  Class A                        287,786            --     1,104,358            --          527,534            --
  Class B                         17,220            --       284,942            --           21,438            --
  Class C                      2,159,153     9,130,105     1,250,725     1,453,013          417,652       908,498
  Class K                         32,296        71,569     1,128,435     1,628,033               --            --
Shares Issued from
  Reinvestment of Distributions
     Investor Class                    0        10,932             0       178,618          105,846       116,421
     Class A                           0            --             0            --            8,241            --
     Class B                           0            --             0            --              444            --
     Class C                           0           152             0         2,249            1,932         2,433
     Class K                           0            20             0             0               --            --
=================================================================================================================
                              82,446,198    66,656,254     9,905,018    22,614,639        6,331,179     9,951,237
Shares Repurchased
  Investor Class             (86,187,098)  (60,958,816)   (9,267,982)  (15,369,925)      (5,234,590)  (10,471,115)
  Class A                       (191,020)           --      (224,212)           --         (211,814)           --
  Class B                         (1,026)           --       (15,165)           --           (3,892)           --
  Class C                     (2,342,780)   (9,026,936)   (1,084,357)   (1,175,755)        (372,001)   (1,038,382)
  Class K                        (30,847)      (20,420)     (529,876)      (31,768)              --            --
=================================================================================================================
                             (88,752,771)  (70,006,172)  (11,121,592)  (16,577,448)      (5,822,297)  (11,509,497)
NET INCREASE
  (DECREASE) IN
  FUND SHARES                 (6,306,573)   (3,349,918)   (1,216,574)   (6,037,191)         508,882    (1,558,260)
=================================================================================================================

                                     TECHNOLOGY FUND         TELECOMMUNICATIONS FUND            UTILITIES FUND
                                   YEAR ENDED MARCH 31         YEAR ENDED MARCH 31            YEAR ENDED MARCH 31
-----------------------------------------------------------------------------------------------------------------
                                    2003          2002          2003          2002             2003          2002
Shares Sold
  Institutional Class         19,889,258    31,869,203            --            --               --            --
  Investor Class             224,764,422   139,817,995   104,306,735   113,031,996       12,818,438    10,812,169
  Class A                      2,174,042            --     1,088,209            --          282,591            --
  Class B                         44,687            --         2,489            --           27,752            --
  Class C                        788,820     3,082,019     5,665,489    19,484,375        1,261,896       679,313
  Class K                        920,699     1,038,923        70,829        77,229               --            --
Shares Issued from
  Reinvestment of Distributions
     Investor Class                    0             0             0             0          254,574       154,281
     Class A                           0            --             0            --            1,448            --
     Class B                           0            --             0            --              172            --
     Class C                           0             0             0             0            1,058            50
=================================================================================================================
                             248,581,928   175,808,140   111,133,751   132,593,600       14,647,929    11,645,813

Shares Repurchased
  Institutional Class        (23,113,782)  (26,698,958)           --            --               --            --
  Investor Class            (235,589,807) (139,766,344) (116,174,811) (128,834,470)     (15,880,668)  (13,656,118)
  Class A                     (1,911,401)           --    (1,047,111)           --         (228,729)           --
  Class B                        (13,101)           --          (478)           --           (4,295)           --
  Class C                      1,073,531)   (2,897,877)   (6,240,763)  (19,131,108)      (1,350,991)     (732,739)
  Class K                       (498,359)     (140,570)      (56,707)       (7,033)              --            --
=================================================================================================================
                            (262,199,981) (169,503,749) (123,519,870) (147,972,611)     (17,464,683)  (14,388,857)
NET INCREASE
  (DECREASE) IN
  FUND SHARES                (13,618,053)    6,304,391   (12,386,119)  (15,379,011)      (2,816,754)   (2,743,044)
=================================================================================================================

FINANCIAL HIGHLIGHTS

ENERGY FUND -- INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                            PERIOD
                                                                                             ENDED
                                                    YEAR ENDED MARCH 31                   MARCH 31           YEAR ENDED OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                                 2003           2002           2001           2000(a)           1999          1998
PER SHARE DATA
Net Asset Value -- Beginning of Period    $     19.26    $     19.73    $     17.40    $     13.68       $     11.30   $     19.38
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)                 (0.10)         (0.07)         (0.08)         (0.00)            (0.00)         0.00
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                (2.35)         (0.40)          3.84           3.72              2.39         (5.04)
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                (2.45)         (0.47)          3.76           3.72              2.39         (5.04)
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                 0.00           0.00           1.43           0.00              0.01          3.04
====================================================================================================================================
Net Asset Value -- End of Period          $     16.81    $     19.26    $     19.73    $     17.40       $     13.68   $     11.30
====================================================================================================================================

TOTAL RETURN                                   (12.72%)        (2.38%)        23.09%         27.19%(d)         21.19%       (28.51%)

RATIOS
Net Assets -- End of Period
   ($000 Omitted)                         $   231,023    $   358,439    $   445,845    $   221,432       $   196,136   $   137,455
Ratio of Expenses to Average Net Assets(e)       1.69%          1.53%          1.41%          1.60%(f)          1.68%         1.58%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                            (0.57%)        (0.34%)        (0.35%)        (0.26%)(f)        (0.05%)        0.01%
Portfolio Turnover Rate                           144%           144%           166%           109%(d)           279%          192%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003, 2002 and 2001.
(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the period ended March 31, 2000 and the years ended October 31, 1999 and 1998.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(f) Annualized

FINANCIAL HIGHLIGHTS

ENERGY FUND -- CLASS A & CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        CLASS A        CLASS B

                                                           YEAR          YEAR
                                                          ENDED         ENDED
                                                       MARCH 31      MARCH 31
--------------------------------------------------------------------------------
                                                           2003(a)       2003(a)

PER SHARE DATA
Net Asset Value -- Beginning of Period                $   19.26      $   19.26
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                       (0.05)         (0.17)
Net Losses on Securities (Both Realized
  and Unrealized)                                         (2.36)         (2.38)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                          (2.41)         (2.55)
================================================================================
Net Asset Value -- End of Period                      $   16.85      $   16.71
================================================================================

TOTAL RETURN(c)                                          (12.51%)       (13.24%)

RATIOS
Net Assets -- End of Period ($000 Omitted)            $   9,131      $   1,502
Ratio of Expenses to Average Net Assets(d)(e)              1.46%          2.33%
Ratio of Net Investment Loss to Average Net Assets(e)     (0.33%)        (1.16%)
Portfolio Turnover Rate                                     144%           144%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of Class B were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 2.41% and ratio of net investment loss to average net assets would have been (1.24%).

FINANCIAL HIGHLIGHTS

ENERGY FUND -- CLASS C
---------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                   PERIOD
                                                                                                    ENDED
                                                                     YEAR ENDED MARCH 31         MARCH 31
--------------------------------------------------------------------------------------------------------------
                                                             2003         2002          2001         2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                 $    18.98   $    19.58    $    17.39   $    14.35
==============================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                         (0.11)       (0.07)        (0.05)       (0.01)
Net Gains or (Losses) on Securities (Both
  Realized and Unrealized)                                  (2.42)       (0.53)         3.67         3.05
==============================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                            (2.53)       (0.60)         3.62         3.04
==============================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                             0.00         0.00          1.43         0.00
==============================================================================================================
NET ASSET VALUE -- END OF PERIOD                       $    16.45   $    18.98    $    19.58   $    17.39
==============================================================================================================

TOTAL RETURN(c)                                            (13.33%)      (3.06%)       22.35%       21.11%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)             $    9,566   $   12,324    $    8,704   $       16
Ratio of Expenses to Average Net Assets(e)(f)                2.33%        2.27%         2.05%        2.05%(g)
Ratio of Net Investment Loss to Average Net Assets(f)       (1.22%)      (1.08%)       (1.10%)      (1.11%)(g)
Portfolio Turnover Rate                                       144%         144%          166%         109%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.53%
    and ratio of net investment loss to average net assets would have been (1.42%).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March
    31, 2000.

FINANCIAL HIGHLIGHTS

ENERGY FUND -- CLASS K
-----------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              PERIOD
                                                                               ENDED
                                                       YEAR ENDED MARCH 31  MARCH 31
-----------------------------------------------------------------------------------------
                                                          2003       2002       2001(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                 $ 17.98    $ 19.62    $ 16.76
=========================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                      (0.14)     (0.05)     (0.15)
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                        (2.29)     (1.59)      3.01
=========================================================================================
TOTAL FROM INVESTMENT OPERATIONS                         (2.43)     (1.64)      2.86
=========================================================================================
Net Asset Value -- End of Period                       $ 15.55    $ 17.98    $ 19.62
=========================================================================================

TOTAL RETURN                                            (13.52%)    (8.36%)    17.06%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)             $   289    $    37    $     1
Ratio of Expenses to Average Net Assets(d)(e)             2.07%     11.62%      3.11%(f)
Ratio of Net Investment Loss to Average Net Assets(e)    (0.90%)   (10.45%)    (2.34%)(f)
Portfolio Turnover Rate                                    144%       144%       166%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended
    March 31, 2003.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment
    Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the year ended
    March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 5.36% and ratio of net investment loss to average net assets would have been (4.19%).
(f) Annualized
(g) Portfolio turnover is calculated at the Fund level. Represents the year ended March
    31, 2001.

FINANCIAL HIGHLIGHTS

FINANCIAL SERVICES FUND -- INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                              PERIOD
                                                                                               ENDED
                                                             YEAR ENDED MARCH 31            MARCH 31          YEAR ENDED OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                                       2003         2002          2001          2000(a)          1999          1998
PER SHARE DATA
Net Asset Value -- Beginning of Period            $   28.22  $     28.88   $     27.13   $     29.73      $     28.45   $     29.14
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                  0.10         0.07          0.10          0.03             0.08          0.25
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                      (6.42)        0.94          2.97          0.05             3.52          3.01
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                      (6.32)        1.01          3.07          0.08             3.60          3.26
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                       0.13         1.67          1.32          2.68             2.32          3.95
====================================================================================================================================
Net Asset Value -- End of Period                  $   21.77  $     28.22   $     28.88   $     27.13      $     29.73   $     28.45
====================================================================================================================================

TOTAL RETURN                                         (22.39%)       3.82%        11.25%        0.60%(b)         13.52        11.76%

RATIOS

Net Assets -- End of Period ($000 Omitted)        $ 734,440  $ 1,234,230   $ 1,368,583   $ 1,133,350      $ 1,242,555   $ 1,417,655
Ratio of Expenses to Average Net Assets(c)             1.40%        1.27%         1.25%         1.29%(d)         1.26%         1.05%
Ratio of Net Investment Income to Average
  Net Assets                                           0.38%        0.24%         0.36%         0.25%(d)         0.25%         0.85%
Portfolio Turnover Rate                                  60%          81%           99%           38%(b)           83%           52%

(a) From November 1, 1999 to March 31, 2000.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(d) Annualized

FINANCIAL HIGHLIGHTS

FINANCIAL SERVICES FUND -- CLASS A & CLASS B
-----------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  CLASS A      CLASS B

                                                                     YEAR         YEAR
                                                                    ENDED        ENDED
                                                                 MARCH 31     MARCH 31
-----------------------------------------------------------------------------------------
                                                                     2003(a)      2003(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                          $   28.22    $   28.22
=========================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                         0.06        (0.03)
Net Losses on Securities (Both Realized
  and Unrealized)                                                   (6.37)       (6.30)
=========================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                    (6.31)       (6.33)
=========================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                     0.23         0.15
=========================================================================================
Net Asset Value -- End of Period                                $   21.68    $   21.74
=========================================================================================

TOTAL RETURN(b)                                                    (22.36%)     (22.48%)

RATIOS
Net Assets -- End of Period ($000 Omitted)                      $   5,311    $     990
Ratio of Expenses to Average Net Assets(c)(d)                        1.38%        2.09%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)       0.49%       (0.20%)
Portfolio Turnover Rate                                                60%          60%

(a) Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC for Class B is not included in the
    Total Return calculation.
(c) Ratio is based on Total Expenses of the Class, less Expenses absorbed by Investment
    Adviser, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of each Class were absorbed by IFG for the year ended March 31,
    2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.51% for Class A and 2.40% for Class B and ratio of net investment income (loss) to average net assets would have been 0.36% for Class
    A and (0.51%) for Class B.

FINANCIAL HIGHLIGHTS

FINANCIAL SERVICES FUND -- CLASS C
-------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                               PERIOD
                                                                                                                ENDED
                                                                          YEAR ENDED MARCH 31                MARCH 31
-------------------------------------------------------------------------------------------------------------------------
                                                                    2003          2002          2001             2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                        $    27.89     $    28.72     $    27.06     $    23.66
=========================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)                                    (0.25)         (0.10)         (0.09)          0.00
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                                  (6.22)          0.87           3.05           3.48
=========================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                   (6.47)          0.77           2.96           3.48
=========================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                    0.04           1.60           1.30           0.08
=========================================================================================================================
Net Asset Value -- End of Period                              $    21.38     $    27.89     $    28.72     $    27.06
=========================================================================================================================

TOTAL RETURN(d)                                                   (23.22%)         2.98%         10.87%         14.72%(e)

RATIOS
Net Assets -- End of Period ($000 Omitted)                    $   10,026     $   16,880     $   12,221     $      138
Ratio of Expenses to Average Net Assets(f)                          2.45%          2.07%          1.85%          1.63%(g)
Ratio of Net Investment Income (Loss) to Average Net Assets        (0.68%)        (0.57%)        (0.31%)         0.39%(g)
Portfolio Turnover Rate                                               60%            81%            99%            38%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Income aggregated less than $0.01 on a per share basis for the period ended March 31, 2000.
(d) The applicable CDSC is not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

FINANCIAL HIGHLIGHTS

FINANCIAL SERVICES FUND -- CLASS K
---------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                                    PERIOD
                                                                                                     ENDED
                                                                         YEAR ENDED MARCH 31      MARCH 31
---------------------------------------------------------------------------------------------------------------
                                                                          2003          2002          2001(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                               $   27.69     $   28.67     $   29.35
===============================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)                                              0.15         (0.03)        (0.17)
Net Gains or (Losses) on Securities (Both Realized and Unrealized)       (6.41)         0.90         (0.38)
===============================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                         (6.26)         0.87         (0.55)
===============================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                          0.16          1.85          0.13
===============================================================================================================
Net Asset Value -- End of Period                                     $   21.27     $   27.69     $   28.67
===============================================================================================================

TOTAL RETURN                                                            (22.62%)        3.38%        (1.97%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                           $   1,348     $   1,033     $       1
Ratio of Expenses to Average Net Assets(d)(e)                             1.78%         1.63%         3.35%(f)
Ratio of Net Investment Income (Loss) to Average Net Assets(e)            0.18%        (0.12%)       (1.80%)(f)
Portfolio Turnover Rate                                                     60%           81%           99%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.13%
    and ratio of net investment loss to average net assets would have been (0.17%).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

FINANCIAL HIGHLIGHTS

GOLD & PRECIOUS METALS FUND -- INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                            PERIOD
                                                                                             ENDED
                                                          YEAR ENDED MARCH 31             MARCH 31            YEAR ENDED OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                                  2003           2002           2001          2000(a)           1999          1998
PER SHARE DATA
Net Asset Value -- Beginning of Period     $      2.29    $      1.43    $      1.60   $      1.83       $      1.90   $      3.21
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)                     (0.02)         (0.01)         (0.01)        (0.01)            (0.03)         0.01
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                  0.13           0.87          (0.12)        (0.22)            (0.04)        (1.29)
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                  0.11           0.86          (0.13)        (0.23)            (0.07)        (1.28)
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                  0.00           0.00           0.04          0.00              0.00          0.03
====================================================================================================================================
Net Asset Value -- End of Period           $      2.40    $      2.29    $      1.43   $      1.60       $      1.83   $      1.90
====================================================================================================================================

TOTAL RETURN                                      4.80%         60.14%         (8.38%)      (12.58%)(c)        (3.68%)      (39.98%)

RATIOS

Net Assets -- End of Period ($000 Omitted) $    98,388    $   104,831    $    64,429   $    81,470       $    99,753   $   107,249
Ratio of Expenses to Average Net Assets(d)        1.88%          2.10%          2.34%         2.08%(e)          2.20%         1.90%
Ratio of Net Investment Loss to Average
  Net Assets                                     (0.79%)        (0.80%)        (0.99%)       (0.76%)(e)        (1.60%)       (0.93%)
Portfolio Turnover Rate                             84%            46%            90%           37%(c)           141%          133%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003, 2001 and October 31, 1999.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(e) Annualized

FINANCIAL HIGHLIGHTS

GOLD & PRECIOUS METALS FUND -- CLASS A & CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         CLASS A      CLASS B

                                                            YEAR         YEAR
                                                           ENDED        ENDED
                                                        MARCH 31     MARCH 31
--------------------------------------------------------------------------------
                                                            2003(a)      2003(a)

PER SHARE DATA
Net Asset Value -- Beginning of Period                 $    2.29    $    2.29
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                        (0.02)       (0.02)
Net Gains on Securities (Both Realized and Unrealized)      0.12         0.12
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                            0.10         0.10
================================================================================
Net Asset Value -- End of Period                       $    2.39    $    2.39
================================================================================

TOTAL RETURN(c)                                             4.37%        4.37%

RATIOS
Net Assets -- End of Period ($000 Omitted)             $   1,514    $   2,315
Ratio of Expenses to Average Net Assets(d)(e)               2.09%        2.18%
Ratio of Net Investment Loss to Average Net Assets(e)      (1.09%)      (1.12%)
Portfolio Turnover Rate                                       84%          84%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of Class A were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class A, ratio of expenses to average net assets would have been 2.11% and ratio of net investment loss to average net assets would have been (1.11%).

GOLD & PRECIOUS METALS FUND -- CLASS C

------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                             PERIOD
                                                                                              ENDED
                                                               YEAR ENDED MARCH 31         MARCH 31
------------------------------------------------------------------------------------------------------
                                                          2003          2002        2001       2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period               $    2.42     $    1.53   $    1.60  $    1.75
======================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss(c)                                   (0.00)        (0.07)      (0.01)     (0.00)
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                         0.10          0.96       (0.02)     (0.15)
======================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                          0.10          0.89       (0.03)     (0.15)
======================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                          0.00          0.00        0.04       0.00
======================================================================================================
Net Asset Value -- End of Period                     $    2.52     $    2.42   $    1.53  $    1.60
======================================================================================================

TOTAL RETURN(d)                                           4.13%        58.17%      (1.95%)    (8.57%)(e)

RATIOS
Net Assets -- End of Period ($000 Omitted)           $   2,459     $     515   $      57  $       1
Ratio of Expenses to Average Net Assets(f)                2.65%         3.33%       3.38%      3.54%(g)
Ratio of Net Investment Loss to Average Net Assets       (1.60%)       (1.67%)     (1.41%)    (0.82%)(g)
Portfolio Turnover Rate                                     84%           46%         90%        37%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended March 31,
    2003 and the period ended March 31, 2000.
(d) The applicable CDSC is not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements
    (which may include custodian fees).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to
    March 31, 2000.

FINANCIAL HIGHLIGHTS

HEALTH SCIENCES FUND -- INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                             PERIOD
                                                                                              ENDED
                                                         YEAR ENDED MARCH 31               MARCH 31           YEAR ENDED OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                                 2003          2002             2001           2000(a)           1999          1998
PER SHARE DATA
Net Asset Value -- Beginning of Period      $   47.56   $     45.78      $     55.52    $     58.39       $     62.12   $     57.50
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)                    (0.28)        (0.38)           (0.12)         (0.06)             0.14          0.13
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                (8.75)         2.18            (0.51)          3.53              5.02         13.55
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                (9.03)         1.80            (0.63)          3.47              5.16         13.68
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                 0.00          0.02(c)          9.11           6.34              8.89          9.06
====================================================================================================================================
Net Asset Value -- End of Period            $   38.53   $     47.56      $     45.78    $     55.52       $     58.39   $     62.12
====================================================================================================================================

TOTAL RETURN                                   (18.99%)        3.95%           (4.12%)         6.30%(d)          8.44%        28.58%

RATIOS
Net Assets -- End of Period ($000 Omitted)  $ 954,765   $ 1,475,313      $ 1,580,378    $ 1,622,624       $ 1,574,020   $ 1,328,196
Ratio of Expenses to Average Net Assets(e)       1.44%         1.31%            1.23%          1.18%(f)          1.22%         1.12%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                         (0.68%)       (0.75%)          (0.20%)        (0.22%)(f)         0.07%         0.25%
Portfolio Turnover Rate                           179%          160%             177%           107%(d)           127%           92%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003, 2002 and 2001 and the period ended March 31, 2000.
(c) Distribution was a tax return of capital.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(f) Annualized

FINANCIAL HIGHLIGHTS

HEALTH SCIENCES FUND -- CLASS A & CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         CLASS A      CLASS B

                                                            YEAR         YEAR
                                                           ENDED        ENDED
                                                        MARCH 31     MARCH 31
--------------------------------------------------------------------------------
                                                            2003(a)      2003(a)

PER SHARE DATA
Net Asset Value -- Beginning of Period                 $   47.56    $   47.56
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                        (0.22)       (0.44)
Net Losses on Securities (Both Realized and Unrealized)    (8.78)       (8.78)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                           (9.00)       (9.22)
================================================================================
Net Asset Value -- End of Period                       $   38.56    $   38.34
================================================================================

TOTAL RETURN(c)                                           (18.92%)     (19.39%)

RATIOS
Net Assets -- End of Period ($000 Omitted)             $   3,731    $     621
Ratio of Expenses to Average Net Assets(d)(e)               1.41%        2.06%
Ratio of Net Investment Loss to Average Net Assets(e)      (0.69%)      (1.22%)
Portfolio Turnover Rate                                      179%         179%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.88% for Class A and 2.51% for Class B and ratio of net investment loss to average net assets would have been (1.16%) for Class A and (1.67%) for Class B.

FINANCIAL HIGHLIGHTS

HEALTH SCIENCES FUND -- CLASS C
-----------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                      PERIOD
                                                                                                       ENDED
                                                                    YEAR ENDED MARCH 31             MARCH 31
-----------------------------------------------------------------------------------------------------------------
                                                             2003         2002            2001          2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                 $    46.68   $    45.40      $    55.50    $    62.05
=================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                         (1.20)       (0.35)          (0.05)        (0.03)
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                           (8.21)        1.65           (0.94)        (6.52)
=================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                            (9.41)        1.30           (0.99)        (6.55)
=================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                             0.00         0.02(c)         9.11          0.00
=================================================================================================================
Net Asset Value -- End of Period                       $    37.27   $    46.68      $    45.40    $    55.50
=================================================================================================================

TOTAL RETURN(d)                                            (20.16%)       2.85%          (4.79%)      (10.56%)(e)

RATIOS
Net Assets -- End of Period ($000 Omitted)             $    5,846   $   15,892      $   10,767    $      470
Ratio of Expenses to Average Net Assets(f)(g)                2.81%        2.26%           2.03%         1.65%(h)
Ratio of Net Investment Loss to Average Net Assets(g)       (2.04%)      (1.70%)         (1.08%)       (0.54%)(h)
Portfolio Turnover Rate                                       179%         160%            177%          107%(i)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) Distribution was a tax return of capital.
(d) The applicable CDSC is not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Class were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.27% and ratio of net investment loss to average net assets would have been (2.50%).
(h) Annualized
(i) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31,
    2000.

FINANCIAL HIGHLIGHTS

HEALTH SCIENCES FUND -- CLASS K
--------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                       PERIOD
                                                                                        ENDED
                                                            YEAR ENDED MARCH 31      MARCH 31
--------------------------------------------------------------------------------------------
                                                             2003          2002          2001(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period               $      46.98  $      45.43    $    55.84
==================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                         (0.23)        (0.48)        (0.22)
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                           (8.94)         2.05        (10.19)
==================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                            (9.17)         1.57        (10.41)
==================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                             0.00          0.02(c)       0.00
==================================================================================================
Net Asset Value -- End of Period                     $      37.81  $      46.98    $    45.43
==================================================================================================

TOTAL RETURN                                               (19.50%)        3.42%       (18.64%)(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)           $      1,990     $   2,405    $        1
Ratio of Expenses to Average Net Assets(e)                   2.07%         1.71%         3.62%(f)
Ratio of Net Investment Loss to Average Net Assets          (1.29%)       (1.09%)       (2.75%)(f)
Portfolio Turnover Rate                                    179%          160%          177%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31,
    2002.
(c) Distribution was a tax return of capital.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements
    (which may include custodian fees).
(f) Annualized
(g) Portfolio turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

FINANCIAL HIGHLIGHTS

LEISURE FUND -- INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                              PERIOD
                                                                                               ENDED
                                                             YEAR ENDED MARCH 31            MARCH 31          YEAR ENDED OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                                      2003          2002          2001          2000(a)          1999          1998
PER SHARE DATA
Net Asset Value -- Beginning of Period           $   38.95     $   37.13     $   47.12     $   43.21        $   27.92     $   27.21
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss(c)                               (0.23)        (0.03)        (0.00)        (0.13)           (0.00)        (0.00)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                     (7.89)         2.21         (3.05)         7.27            17.20          3.69
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                     (8.12)         2.18         (3.05)         7.14            17.20          3.69
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                      0.00          0.36          6.94          3.23             1.91          2.98
====================================================================================================================================
Net Asset Value -- End of Period                 $   30.83     $   38.95     $   37.13     $   47.12        $   43.21     $   27.92
====================================================================================================================================

TOTAL RETURN                                        (20.87%)        6.01%        (5.50%)       17.34%(d)        65.13%        15.16%

RATIOS
Net Assets -- End of Period ($000 Omitted)       $ 536,108     $ 799,465     $ 607,428     $ 549,523        $ 443,348     $ 228,681
Ratio of Expenses to Average Net Assets(e)            1.50%         1.40%         1.36%         1.28%(f)         1.44%         1.41%
Ratio of Net Investment Loss to Average
  Net Assets                                        (0.69%)       (0.64%)       (0.51%)       (0.65%)(f)       (0.68%)       (0.09%)
Portfolio Turnover Rate                                20%           27%           28%           23%(d)           35%           31%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2003 and the period ended March 31,
    2000.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended March 31, 2001 and the years ended
    October 31, 1999 and 1998.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(f) Annualized

FINANCIAL HIGHLIGHTS

LEISURE FUND -- CLASS A & CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         CLASS A     CLASS B

                                                            YEAR        YEAR
                                                           ENDED       ENDED
                                                        MARCH 31    MARCH 31
--------------------------------------------------------------------------------
                                                            2003(a)     2003(a)

PER SHARE DATA
Net Asset Value -- Beginning of Period                $    38.96    $    38.96
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                        (0.17)        (0.38)
Net Losses on Securities (Both Realized
  and Unrealized)                                          (7.91)        (7.93)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                           (8.08)        (8.31)
================================================================================
Net Asset Value -- End of Period                      $    30.88    $    30.65
================================================================================

TOTAL RETURN(c)                                           (20.74%)      (21.33%)

RATIOS
Net Assets -- End of Period ($000 Omitted)            $   27,175    $    8,268
Ratio of Expenses to Average Net Assets(d)(e)               1.42%         2.14%
Ratio of Net Investment Loss to Average Net Assets(e)      (0.56%)       (1.29%)
Portfolio Turnover Rate                                       20%           20%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of the Class, less Expenses absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of Class B were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 2.23% and ratio of net investment loss to average net assets would have been (1.38%).

FINANCIAL HIGHLIGHTS

LEISURE FUND -- CLASS C
----------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                     PERIOD
                                                                                                      ENDED
                                                                  YEAR ENDED MARCH 31              MARCH 31
----------------------------------------------------------------------------------------------------------------
                                                           2003           2002           2001          2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period               $    38.29     $    36.80     $    47.09    $    45.51
================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                       (0.18)         (0.17)         (0.13)        (0.02)
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                         (8.11)          2.02          (3.22)         1.60
================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                          (8.29)          1.85          (3.35)         1.58
================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                           0.00           0.36           6.94          0.00
================================================================================================================
Net Asset Value -- End of Period                     $    30.00     $    38.29     $    36.80    $    47.09
================================================================================================================

TOTAL RETURN(c)                                          (21.65%)         5.10%         (6.18%)        3.47%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)            $   17,768     $   16,307     $    5,388    $       84
Ratio of Expenses to Average Net Assets(e)                 2.44%          2.26%          2.08%         1.71%(f)
Ratio of Net Investment Loss to Average Net Assets        (1.62%)        (1.48%)        (1.08%)       (0.42%)(f)
Portfolio Turnover Rate                                      20%            27%            28%           23%(g)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31,
    2000.

FINANCIAL HIGHLIGHTS

LEISURE FUND -- CLASS K
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          YEAR       PERIOD
                                                         ENDED        ENDED
                                                      MARCH 31     MARCH 31
--------------------------------------------------------------------------------
                                                          2003         2002(a)

PER SHARE DATA
Net Asset Value -- Beginning of Period               $   38.98    $   36.11
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                      (0.06)       (0.09)
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                        (8.18)        2.96
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                         (8.24)        2.87
================================================================================
Net Asset Value -- End of Period                     $   30.74    $   38.98
================================================================================

TOTAL RETURN                                            (21.14%)       7.95%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)           $  67,465    $  62,226
Ratio of Expenses to Average Net Assets(d)(e)             1.87%        1.23%(f)
Ratio of Net Investment Loss to Average Net Assets(e)    (1.05%)      (0.48%)(f)
Portfolio Turnover Rate                                     20%          27%(g)

(a) From December 17, 2001, since inception of Class, to March 31, 2002.
(b) The per share information was computed based on average shares for the period ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.21% and ratio of net investment loss to average net assets would have been (1.39%).
(f) Annualized
(g) Portfolio turnover is calculated at the Fund level. Represents the year ended March 31, 2002.

FINANCIAL HIGHLIGHTS

REAL ESTATE OPPORTUNITY FUND -- INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                              PERIOD
                                                                                               ENDED
                                                                YEAR ENDED MARCH 31         MARCH 31            YEAR ENDED JULY 31
------------------------------------------------------------------------------------------------------------------------------------
                                                            2003        2002       2001         2000(a)          1999         1998

PER SHARE DATA
Net Asset Value -- Beginning of Period                  $   7.89    $   7.12   $   6.63     $   6.90         $   9.15     $  10.99
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                       0.28        0.24       0.26         0.27             0.33         0.38
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                           (0.37)       0.78       0.48        (0.28)           (1.56)       (0.96)
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                           (0.09)       1.02       0.74        (0.01)           (1.23)       (0.58)
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                            0.27        0.25       0.25         0.26             1.02         1.26
====================================================================================================================================
Net Asset Value -- End of Period                        $   7.53    $   7.89   $   7.12     $   6.63         $   6.90     $   9.15
====================================================================================================================================

TOTAL RETURN                                               (1.12%)     14.67%     11.05%       (0.03%)(b)      (13.29%)      (6.49%)

RATIOS
Net Assets -- End of Period ($000 Omitted)              $ 20,313    $ 20,345   $ 28,546     $ 20,046         $ 17,406     $ 23,548
Ratio of Expenses to Average Net Assets(c)(d)               1.60%       1.61%      1.60%        1.34%(e)         1.34%        1.22%
Ratio of Net Investment Income to Average Net Assets(d)     3.92%       3.58%      3.52%        5.54%(e)         4.23%        3.53%
Portfolio Turnover Rate                                      248%        196%       338%(f)      272%(b)(f)       697%(f)      258%

(a) From August 1, 1999 to March 31, 2000.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by IFG for the years ended March 31, 2003, 2002 and 2001, the period ended March 31, 2000 and the years ended July 31, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.43%, 2.25%, 2.03%, 2.73% (annualized), 2.76% and 1.97%, respectively, and ratio of net investment income to average net assets would have been 3.09%, 2.94%, 3.09%, 4.15% (annualized), 2.81% and 2.78%, respectively.
(e) Annualized
(f) Portfolio Turnover was greater than expected during the year due to active trading undertaken in response to market conditions.

FINANCIAL HIGHLIGHTS

REAL ESTATE OPPORTUNITY FUND -- CLASS A & CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          CLASS A     CLASS B

                                                             YEAR        YEAR
                                                            ENDED       ENDED
                                                         MARCH 31    MARCH 31
--------------------------------------------------------------------------------
                                                             2003(a)     2003(a)

PER SHARE DATA
Net Asset Value -- Beginning of Period                  $    7.89   $    7.89
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                        0.28        0.21
Net Losses on Securities (Both Realized
  and Unrealized)                                           (0.39)      (0.36)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                            (0.11)      (0.15)
================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                             0.34        0.32
================================================================================
Net Asset Value -- End of Period                        $    7.44   $    7.42
================================================================================

TOTAL RETURN(b)                                             (1.45%)     (1.94%)

RATIOS
Net Assets -- End of Period ($000 Omitted)              $   2,409   $     133
Ratio of Expenses to Average Net Assets(c)(d)                1.66%       2.36%
Ratio of Net Investment Income to Average Net Assets(d)      4.57%       3.49%
Portfolio Turnover Rate                                       248%        248%

(a) Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(c) Ratio is based on Total Expenses of the Class, less Expenses absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of Class B were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 3.73% and ratio of net investment income to average net assets would have been 2.12%.

FINANCIAL HIGHLIGHTS

REAL ESTATE OPPORTUNITY FUND -- CLASS C
----------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                               PERIOD
                                                                                                                ENDED
                                                                              YEAR ENDED MARCH 31            MARCH 31
----------------------------------------------------------------------------------------------------------------------------
                                                                          2003        2002       2001            2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                               $    7.95   $    7.10  $    6.62       $    6.58
============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                     0.14        0.14       0.20            0.08
Net Gains or (Losses) on Securities (Both Realized and Unrealized)       (0.28)       0.82       0.48            0.06
============================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                         (0.14)       0.96       0.68            0.14
============================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                          0.08        0.11       0.20            0.10
============================================================================================================================
Net Asset Value -- End of Period                                     $    7.73   $    7.95  $    7.10       $    6.62
============================================================================================================================

TOTAL RETURN(b)                                                          (1.81%)     13.69%     10.20%           2.10%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                           $     838   $     484  $   1,336       $     143
Ratio of Expenses to Average Net Assets(d)(e)                             2.35%       2.37%      2.26%           1.77%(f)
Ratio of Net Investment Income to Average Net Assets(e)                   3.25%       2.72%      2.90%          19.13%(f)
Portfolio Turnover Rate                                                    248%        196%       338%(g)         272%(g)(h)


(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The applicable CDSC is not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the years ended March 31, 2003, 2002 and 2001 and the period ended March 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.74%, 2.72%, 2.26% and 2.04% (annualized), respectively, and ratio of net investment income to average net assets would have been 1.86%, 2.37%, 2.90% and 18.86% (annualized), respectively.
(f) Annualized
(g) Portfolio Turnover was greater than expected during the year due to active trading undertaken in response to market conditions.
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from August 1, 1999 to March 31, 2000.

FINANCIAL HIGHLIGHTS

TECHNOLOGY FUND -- INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                        PERIOD           PERIOD
                                                                                                         ENDED            ENDED
                                                                   YEAR ENDED MARCH 31                MARCH 31       OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                                            2003          2002            2001            2000(a)          1999(b)
PER SHARE DATA
Net Asset Value -- Beginning of Period                 $   30.93   $     35.98     $    102.55     $     58.43        $   33.85
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(c)
Net Investment Loss                                        (0.12)        (0.16)          (0.06)          (0.04)           (0.16)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                          (13.47)        (4.89)         (63.87)          48.07            24.74
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                          (13.59)        (5.05)         (63.93)          48.03            24.58
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                            0.00          0.00            2.64            3.91             0.00
====================================================================================================================================
Net Asset Value -- End of Period                       $   17.34   $     30.93     $     35.98     $    102.55        $   58.43
====================================================================================================================================

TOTAL RETURN                                              (43.94%)      (14.04%)        (63.39%)         86.14%(d)        72.61%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)             $ 707,040   $ 1,360,738     $ 1,396,788     $ 4,453,520        $ 951,925
Ratio of Expenses to Average Net Assets(e)                  0.90%         0.74%           0.58%           0.56%(f)         0.74%(f)
Ratio of Net Investment Loss to Average Net Assets         (0.59%)       (0.46%)         (0.08%)         (0.15%)(f)       (0.36%)(f)
Portfolio Turnover Rate                                      107%           79%             85%             28%(d)          143%(g)

(a) From November 1, 1999 to March 31, 2000.
(b) From December 22, 1998, since inception of Class, to October 31, 1999.
(c) The per share information was computed based on average shares for the years ended March 31, 2003 and 2002 and the period ended
    October 31, 1999.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended October 31, 1999.

FINANCIAL HIGHLIGHTS

TECHNOLOGY FUND -- INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                           PERIOD
                                                                                            ENDED
                                                       YEAR ENDED MARCH 31               MARCH 31             YEAR ENDED OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                                2003          2002           2001            2000(a)           1999           1998
PER SHARE DATA
Net Asset Value -- Beginning of Period     $   30.41   $     35.60    $    101.92     $     58.17       $     28.07    $     35.97
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss(b)                         (0.14)        (0.08)         (0.10)          (0.03)            (0.07)         (0.00)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)              (13.37)        (5.11)        (63.58)          47.69             30.17          (1.45)
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS              (13.51)        (5.19)        (63.68)          47.66             30.10          (1.45)
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                0.00          0.00           2.64            3.91              0.00           6.45
====================================================================================================================================
Net Asset Value -- End of Period           $   16.90   $     30.41    $     35.60     $    101.92       $     58.17    $     28.07
====================================================================================================================================

TOTAL RETURN                                  (44.43%)      (14.58%)       (63.54%)         85.87%(c)        107.23%         (2.47%)

RATIOS

Net Assets -- End of Period ($000 Omitted) $ 853,530   $ 1,865,251    $ 2,181,879     $ 5,034,087       $ 2,081,613    $ 1,008,771
Ratio of Expenses to Average Net Assets(d)      1.77%         1.37%          0.98%           0.88%(e)          1.20%          1.17%
Ratio of Net Investment Loss
  to Average Net Assets                        (1.46%)       (1.08%)        (0.47%)         (0.48%)(e)        (0.79%)        (0.49%)
Portfolio Turnover Rate                          107%           79%            85%             28%(c)           143%           178%

(a) From November 1, 1999 to March 31, 2000.
(b) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended October 31, 1998.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(e) Annualized

FINANCIAL HIGHLIGHTS

TECHNOLOGY FUND -- CLASS A & CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        CLASS A       CLASS B

                                                           YEAR          YEAR
                                                          ENDED         ENDED
                                                       MARCH 31      MARCH 31
--------------------------------------------------------------------------------
                                                           2003(a)       2003(a)

PER SHARE DATA
Net Asset Value -- Beginning of Period                 $   30.41     $   30.41
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                       (0.20)        (0.27)
Net Losses on Securities
  (Both Realized and Unrealized)                         (13.23)       (13.30)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                         (13.43)       (13.57)
================================================================================
Net Asset Value -- End of Period                      $   16.98     $   16.84
================================================================================

TOTAL RETURN(c)                                          (44.16%)      (44.62%)

RATIOS
Net Assets -- End of Period ($000 Omitted)            $   4,460     $     532
Ratio of Expenses to Average Net Assets(d)(e)              1.47%         2.15%
Ratio of Net Investment Loss to Average Net Assets(e)     (1.12%)       (1.71%)
Portfolio Turnover Rate                                     107%          107%

(a) Class commenced operations on April 1, 2002.
(b) The per share information was computed based on average shares.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of each Class, less Expenses absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.51% for Class A and 2.74% for Class B and ratio of net investment loss to average net assets would have been (1.16%) for Class A and (2.30%) for Class B.

FINANCIAL HIGHLIGHTS

TECHNOLOGY FUND -- CLASS C
-------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                        PERIOD
                                                                                                         ENDED
                                                                     YEAR ENDED MARCH 31              MARCH 31
-------------------------------------------------------------------------------------------------------------------
                                                              2003          2002           2001           2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                  $    29.73    $    35.22     $   101.85     $    95.51
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                          (0.62)        (0.22)         (0.18)         (0.15)
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                           (12.72)        (5.27)        (63.81)          6.49
===================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                            (13.34)        (5.49)        (63.99)          6.34
===================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                              0.00          0.00           2.64           0.00
===================================================================================================================
Net Asset Value -- End of Period                        $    16.39    $    29.73     $    35.22     $   101.85
===================================================================================================================

TOTAL RETURN(c)                                             (44.87%)      (15.59%)       (63.89%)         6.63%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)              $    5,759    $   18,910     $   15,919     $    2,970
Ratio of Expenses to Average Net Assets(e)(f)                 2.69%         2.54%          1.86%          1.45%(g)
Ratio of Net Investment Loss to Average Net Assets(f)        (2.39%)       (2.26%)        (1.30%)        (1.03%)(g)
Portfolio Turnover Rate                                        107%           79%            85%            28%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.95%, and ratio of net investment loss to average net assets would have been (3.65%).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31,
    2000.

FINANCIAL HIGHLIGHTS

TECHNOLOGY FUND -- CLASS K
-------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                            PERIOD
                                                                                             ENDED
                                                                YEAR ENDED MARCH 31       MARCH 31
-------------------------------------------------------------------------------------------------------
                                                                2003           2002           2001(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                    $    30.22     $    35.09     $    60.01
=======================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                            (0.07)         (0.27)         (0.82)
Net Losses on Securities (Both Realized and Unrealized)       (13.37)         (4.60)        (24.10)
=======================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                              (13.44)         (4.87)        (24.92)
=======================================================================================================
Net Asset Value -- End of Period                          $    16.78     $    30.22     $    35.09
=======================================================================================================

TOTAL RETURN                                                  (44.47%)       (13.85%)       (41.54%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)                $   22,156     $   27,147     $        1
Ratio of Expenses to Average Net Assets(d)(e)                   1.88%          1.28%          5.18%(f)
Ratio of Net Investment Loss to Average Net Assets(e)          (1.55%)        (1.15%)        (4.67%)(f)
Portfolio Turnover Rate                                          107%            79%            85%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March 31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the year ended March 31, 2003.
    If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.49%, and ratio of net investment loss to average net assets would have been (2.16%).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31, 2001.

FINANCIAL HIGHLIGHTS

TELECOMMUNICATIONS FUND -- INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                           PERIOD
                                                                                            ENDED
                                                        YEAR ENDED MARCH 31              MARCH 31               YEAR ENDED JULY 31
------------------------------------------------------------------------------------------------------------------------------------
                                                   2003        2002          2001            2000(a)            1999          1998
PER SHARE DATA
Net Asset Value -- Beginning of Period        $   12.36   $   23.89   $     64.42     $     31.80        $     19.60     $   15.31
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)                   (0.04)      (0.11)        (0.16)          (0.10)             (0.00)         0.01
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                  (4.36)     (11.42)       (38.91)          32.87              12.57          5.32
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                  (4.40)     (11.53)       (39.07)          32.77              12.57          5.33
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                   0.00        0.00          1.46            0.15               0.37          1.04
====================================================================================================================================
Net Asset Value -- End of Period              $    7.96   $   12.36   $     23.89     $     64.42        $     31.80     $   19.60
====================================================================================================================================

TOTAL RETURN                                     (35.60%)    (48.26%)      (61.42%)        103.25%(d)          65.52%        36.79%

RATIOS

Net Assets -- End of Period ($000 Omitted)    $ 274,947   $ 573,969   $ 1,486,660     $ 4,125,890        $ 1,029,256     $ 276,577
Ratio of Expenses to Average Net Assets(e)(f)      1.81%       1.70%         1.10%           0.99%(g)           1.24%         1.32%
Ratio of Net Investment Loss
  to Average Net Assets(f)                        (0.49%)     (0.57%)       (0.32%)         (0.32%)(g)         (0.49%)       (0.16%)
Portfolio Turnover Rate                             137%         91%           61%             24%(d)             62%           55%

(a) From August 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the years ended March 31, 2003, 2002 and 2001 and the period ended March 31, 2000.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended July 31, 1999.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(f) Various expenses of the Class were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.76% and ratio of net investment loss to average net assets would have been (1.44%).
(g) Annualized

FINANCIAL HIGHLIGHTS

TELECOMMUNICATIONS FUND-- CLASS A & CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          CLASS A     CLASS B

                                                             YEAR        YEAR
                                                            ENDED       ENDED
                                                         MARCH 31    MARCH 31
--------------------------------------------------------------------------------
                                                             2003(a)     2003(a)

PER SHARE DATA
Net Asset Value -- Beginning of Period                    $ 12.36     $ 12.36
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                         (0.08)      (0.03)
Net Losses on Securities (Both Realized and Unrealized)     (4.36)      (4.44)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                            (4.44)      (4.47)
================================================================================
Net Asset Value -- End of Period                          $  7.92     $  7.89
================================================================================

TOTAL RETURN(b)                                            (35.92%)    (36.17%)

RATIOS
Net Assets -- End of Period ($000 Omitted)                $   326     $    16
Ratio of Expenses to Average Net Assets(c)(d)                1.66%       2.57%
Ratio of Net Investment Loss to Average Net Assets(d)       (0.65%)     (1.44%)
Portfolio Turnover Rate                                       137%        137%

(a) Class commenced operations on April 1, 2002.
(b) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by the Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of Class B were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to average net assets would have been 12.15% and ratio of net investment loss to average net assets would have been (11.02%).

FINANCIAL HIGHLIGHTS

TELECOMMUNICATIONS FUND -- CLASS C
-------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                        PERIOD
                                                                                                         ENDED
                                                                     YEAR ENDED MARCH 31              MARCH 31
-------------------------------------------------------------------------------------------------------------------
                                                              2003          2002           2001           2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                  $    12.10    $    23.70     $    64.37     $    59.28
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                          (0.34)        (0.04)         (0.13)         (0.06)
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                            (4.04)       (11.56)        (39.08)          5.15
===================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                             (4.38)       (11.60)        (39.21)          5.09
===================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                              0.00          0.00           1.46           0.00
===================================================================================================================
Net Asset Value -- End of Period                        $     7.72    $    12.10     $    23.70     $    64.37
===================================================================================================================

TOTAL RETURN(c)                                             (36.20%)      (48.95%)       (61.69%)         8.59%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)              $    2,188    $   10,392     $   11,980     $    2,530
Ratio of Expenses to Average Net Assets(e)(f)                 2.63%         2.60%          1.99%          1.49%(g)
Ratio of Net Investment Loss to Average Net Assets(f)        (1.18%)       (1.52%)        (1.18%)        (0.86%)(g)
Portfolio Turnover Rate                                        137%           91%            61%            24%(h)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC is not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses the Class were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 5.76% and ratio of net investment loss to average net assets would have been (4.31%).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level. Represents the period from August 1, 1999 to March 31,
    2000.

FINANCIAL HIGHLIGHTS

TELECOMMUNICATIONS FUND -- CLASS K
--------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 PERIOD
                                                                                  ENDED
                                                         YEAR ENDED MARCH 31   MARCH 31
--------------------------------------------------------------------------------------------
                                                           2003        2002        2001(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                  $ 12.30     $ 23.80     $ 36.43
============================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss(b)                                    (0.02)      (0.15)      (0.19)
Net Losses on Securities (Both Realized
  and Unrealized)                                         (4.38)     (11.35)     (12.44)
============================================================================================
TOTAL FROM INVESTMENT OPERATIONS                          (4.40)     (11.50)     (12.63)
============================================================================================
Net Asset Value -- End of Period                        $  7.90     $ 12.30     $ 23.80
============================================================================================

TOTAL RETURN                                             (35.77%)    (48.32%)    (34.67%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)              $   666     $   864     $     1
Ratio of Expenses to Average Net Assets(d)(e)              2.06%       2.21%       2.30%(f)
Ratio of Net Investment Loss to Average Net Assets(e)     (0.77%)     (1.32%)     (1.52%)(f)
Portfolio Turnover Rate                                     137%         91%         61%(g)

(a) From December 1, 2000, since inception of Class, to March 31, 2001.
(b) The per share information was computed based on average shares for the year ended March
    31, 2002.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment
    Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the years ended March
    31, 2003 and 2002 and the period ended March 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.30%,
    2.42% and 3.38% (annualized), respectively, and ratio of net investment loss to average net assets would have been (2.01%), (1.53%) and (2.60%) (annualized), respectively.
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended March 31,
    2001.

FINANCIAL HIGHLIGHTS

UTILITIES FUND -- INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                               PERIOD
                                                                                                ENDED
                                                             YEAR ENDED MARCH 31             MARCH 31        YEAR ENDED OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                                      2003           2002          2001          2000(a)         1999         1998
PER SHARE DATA
Net Asset Value -- Beginning of Period            $  10.66      $   16.20     $   20.42     $   17.68       $   14.73    $   12.42
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                 0.23           0.15          0.13          0.04            0.17         0.30
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                     (2.46)         (5.54)        (3.22)         3.95            3.20         2.56
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                     (2.23)         (5.39)        (3.09)         3.99            3.37         2.86
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                      0.24(b)        0.15          1.13          1.25            0.42         0.55
====================================================================================================================================
Net Asset Value -- End of Period                  $   8.19      $   10.66     $   16.20     $   20.42       $   17.68    $   14.73
====================================================================================================================================

TOTAL RETURN                                        (20.99%)       (33.34%)      (15.18%)       23.99%(c)       23.22%       23.44%

RATIOS
Net Assets -- End of Period ($000 Omitted)        $ 72,749      $ 124,578     $ 232,877     $ 260,554       $ 223,334    $ 177,309
Ratio of Expenses to Average Net Assets(d)(e)         1.30%          1.30%         1.30%         1.24%(f)        1.26%        1.29%
Ratio of Net Investment Income
  to Average Net Assets(e)                            2.63%          1.09%         0.74%         0.50%(f)        1.02%        1.82%
Portfolio Turnover Rate                                 64%            56%           49%           18%(c)          32%          47%

(a) From November 1, 1999 to March 31, 2000.
(b) Dividends and Distributions included a tax return of capital which aggregated less than $0.01 on a per share basis.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian and transfer agent fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the years ended March 31, 2003, 2002 and 2001, the period ended March 31, 2000 and the years ended October 31, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.90%, 1.57%, 1.40%, 1.33% (annualized), 1.43% and 1.36%, respectively, and ratio of net investment income to average net assets would have been 2.03%, 0.82%, 0.64%, 0.41% (annualized), 0.85% and 1.75%, respectively.
(f) Annualized

FINANCIAL HIGHLIGHTS

UTILITIES FUND -- CLASS A & CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         CLASS A      CLASS B

                                                            YEAR         YEAR
                                                           ENDED        ENDED
                                                        MARCH 31     MARCH 31
--------------------------------------------------------------------------------
                                                            2003(a)      2003(a)


PER SHARE DATA
Net Asset Value -- Beginning of Period                   $ 10.66      $ 10.66
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                       0.16         0.13
Net Losses on Securities (Both Realized
  and Unrealized)                                          (2.40)       (2.43)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                           (2.24)       (2.30)
================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                            0.29(b)      0.21(b)
================================================================================
Net Asset Value -- End of Period                         $  8.13      $  8.15
================================================================================

TOTAL RETURN(c)                                           (21.05%)     (21.67%)

RATIOS
Net Assets -- End of Period ($000 Omitted)               $   450      $   193
Ratio of Expenses to Average Net Assets(d)(e)               1.41%        2.14%
Ratio of Net Investment Income to Average Net Assets(e)     2.79%        1.84%
Portfolio Turnover Rate                                       64%          64%

(a) Class commenced operations on April 1, 2002.
(b) Dividends and Distributions included a tax return of capital which aggregated less than $0.01 on a per share basis.
(c) The applicable sales charges for Class A or CDSC for Class B is not included in the Total Return calculation.
(d) Ratio is based on Total Expenses of the Class, less Expensed Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of each Class were voluntarily absorbed by IFG for the year ended March 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.74% for Class A and 2.69% for Class B and ratio of net investment income to average net assets would have been 2.46% for Class A and 1.29% for Class B.

FINANCIAL HIGHLIGHTS

UTILITIES FUND -- CLASS C
-----------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                            PERIOD
                                                                                                             ENDED
                                                                           YEAR ENDED MARCH 31            MARCH 31
-----------------------------------------------------------------------------------------------------------------------
                                                                      2003        2002          2001          2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                           $   10.63   $   16.08     $   20.40     $   19.91
=======================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)                                       0.15        0.03         (0.00)        (0.01)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                                     (2.47)      (5.48)        (3.22)         0.52
=======================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                     (2.32)      (5.45)        (3.22)         0.51
=======================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                      0.09        0.00          1.10          0.02
=======================================================================================================================
Net Asset Value -- End of Period                                 $    8.22   $   10.63     $   16.08     $   20.40
=======================================================================================================================

TOTAL RETURN(d)                                                     (21.85%)    (33.87%)      (15.83%)        2.58%(e)

RATIOS
Net Assets -- End of Period ($000 Omitted)                       $     667   $   1,799     $   3,579     $     248
Ratio of Expenses to Average Net Assets(f)(g)                         2.05%       2.04%         2.07%         1.83%(h)
Ratio of Net Investment Income (Loss) to Average Net Assets(g)        1.75%       0.32%        (0.02%)       (0.32%)(h)
Portfolio Turnover Rate                                                 64%         56%           49%           18%(i)

(a) From February 15, 2000, since inception of Class, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended March 31, 2001.
(d) The applicable CDSC is not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Class were voluntarily absorbed by IFG for the years ended March 31, 2003, 2002 and 2001 and the period ended March 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.70%, 2.45%, 2.11% and 1.83% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 0.10%, (0.09%), (0.06%) and (0.32%) (annualized), respectively.
(h) Annualized
(i) Portfolio Turnover is calculated at the Fund level. Represents the period from November 1, 1999 to March 31, 2000.

OTHER INFORMATION

UNAUDITED

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                                                                      NUMBER OF
                                                                                      FUNDS IN
                          POSITION(S) HELD WITH                                       FUND
                          COMPANY, TERM OF                                            COMPLEX         OTHER
                          OFFICE AND LENGTH          PRINCIPAL OCCUPATION(S)          OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE     OF TIME SERVED*            DURING PAST FIVE YEARS*          DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Bob A. Baker              Vice Chairman of           Consultant (2000-present).       47
37 Castle Pines Dr. N.    the Board                  Formerly, President and
Castle Rock, Colorado                                Chief Executive Officer
                                                     (1988-2000) of AMC Cancer
Age: 66                                              Research Center, Denver,
                                                     Colorado. Until Mid-December
                                                     1988, Vice Chairman of the
                                                     Board of First Columbia
                                                     Financial Corporation,
                                                     Englewood, Colorado;
                                                     formerly, Chairman of the
                                                     Board and Chief Executive
                                                     Officer of First Columbia
                                                     Financial Corporation.

Sueann Ambron, Ph.D.      Director                   Dean of the Business School,     47
University of Colorado    (Since 2003)               College of Business,
at Denver                                            University of Colorado of
1250 14th Street                                     Denver (2000-present).
Denver, Colorado                                     Formerly, President and
                                                     Chief Executive Officer of
Age: 58                                              Avulet, Inc., Sunnyvale,
                                                     California (1998-1999), Vice
                                                     President and General
                                                     Manager, Multimedia Services
                                                     Division, Motorola, Inc.,
                                                     Schoumburg, Illinois
                                                     (1996-1998).

Victor L. Andrews, Ph.D.  Director                   Professor Emeritus, Chairman     47              Director of The
34 Seawatch Drive                                    Emeritus and Chairman and                        Sheffield Funds, Inc.
Savannah, Georgia                                    CFO of the Roundtable of the
                                                     Department of Finance of
Age: 72                                              Georgia State University;
                                                     and President, Andrews
                                                     Financial Associates, Inc.
                                                     (consulting firm). Formerly,
                                                     member of the faculties of
                                                     the Harvard Business School;
                                                     and the Sloan School of
                                                     Management of MIT.

Lawrence H. Budner        Director                   Trust Consultant. Formerly,      47
7608 Glen Albens Circle                              Senior Vice President and
Dallas, Texas                                        Senior Trust Officer of
                                                     InterFirst Bank, Dallas,
Age: 72                                              Texas.

OTHER INFORMATION

UNAUDITED

                                                                                      NUMBER OF
                                                                                      FUNDS IN
                          POSITION(S) HELD WITH                                       FUND
                          COMPANY, TERM OF                                            COMPLEX         OTHER
                          OFFICE AND LENGTH          PRINCIPAL OCCUPATION(S)          OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE     OF TIME SERVED*            DURING PAST FIVE YEARS*          DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
James T. Bunch            Director                   Co-President and Founder of       47
                                                     Green, Manning & Bunch,
3600 Republic Plaza       (since 2000)               Ltd., Denver, Colorado
370 Seventeenth Street                               (1988-present); Director and
Denver, Colorado                                     Vice President of Western
                                                     Golf Association and Evans
Age: 60                                              Scholars Foundation; and
                                                     Excutive Committee, United
                                                     States Golf Association.
                                                     Formerly, General Counsel
                                                     and Director of Boettcher &
                                                     Company, Denver, Colorado;
                                                     and formerly, Chairman and
                                                     Managing Partner of Davis,
                                                     Graham & Stubbs, Denver,
                                                     Colorado.

Gerald J. Lewis           Director                   Chairman of Lawsuit              47              Director of General Chemical
701 "B" Street            (since 2000)               Resolution Services, San                         Group, Inc., Hampdon, New
Suite 2100                                           Diego, California                                Hampshire (1996-present).
San Diego, California                                (1987-present). Formerly,                        Director of Wheelabrator
                                                     Associate Justice of the                         Technologies, Inc., Fisher
                                                     California Court of Appeals;                     Scientific, Inc., Henley
Age: 69                                              and of Counsel, Latham &                         Manufacturing, Inc., and
                                                     Watkins, San Diego,                              California CoastalProperties,
                                                     California (1987-1997).                          Inc.

John W. McIntyre          Director                   Retired. Trustee of Gables       47
7 Piedmont Center                                    Residential Trust.  Trustee
Suite 100                                            and Chairman of the J.M. Tull
Atlanta, Georgia                                     Charitable Foundation;
                                                     Director of Kaiser Foundation
Age: 72                                              Health Plans of Georgia, Inc.
                                                     Formerly, Vice Chairman of
                                                     the Board of Directors of The
                                                     Citizens and Southern
                                                     Corporation and Chairman of
                                                     the Board and Chief Executive
                                                     Officer of The Citizens and
                                                     Southern Georgia Corporation
                                                     and The Citizens and Southern
                                                     National Bank. Formerly,
                                                     Trustee of INVESCO Global
                                                     Health Sciences Fund and
                                                     Trustee of Employee's
                                                     Retirement System of Georgia,
                                                     Emory University.

Larry Soll, Ph. D.        Director                   Retired. Formerly, Chairman       47             Director of Synergen since
2358 Sunshine Canyon Dr.  (since 1997)               of the Board (1987-1994),                        incorporation in 1982;
Boulder, Colorado                                    Chief Executive Officer                          Director of Isis
                                                     (1982-1989 and 1993-1994) and                    Pharmaceuticals, Inc.
Age: 60                                              President (1982-1989) of
                                                     Synergen Inc.; and formerly,
                                                     Trustee of INVESCO Global
                                                     Health Sciences Fund.

OTHER INFORMATION

UNAUDITED

                                                                                      NUMBER OF
                                                                                      FUNDS IN
                          POSITION(S) HELD WITH                                       FUND
                          COMPANY, TERM OF                                            COMPLEX         OTHER
                          OFFICE AND LENGTH          PRINCIPAL OCCUPATION(S)          OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE     OF TIME SERVED*            DURING PAST FIVE YEARS*          DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson        Chairman of the Board      President and Chief Executive    47
4350 South Monaco Street  (since 1999). Formerly,    Officer AIM Investment
Denver, Colorado          President (1998-2002);     Management and Chief
                          and Chief Executive        Executive Officer of the AIM
Age: 51                   Officer (1998-2002).       Division of AMVESCAP PLC
                                                     (2003-present). Formerly,
                                                     Chief Executive Officer,
                                                     Managed Products Division,
                                                     AMVESCAP PLC (2001-present).
                                                     Formerly, Chairman of the
                                                     Board (1998-2002), President
                                                     (1998-2002), and Chief
                                                     Executive Officer (1998-2002)
                                                     of INVESCO Funds Group, Inc.
                                                     and of INVESCO Distributors,
                                                     Inc. Formerly, Chief
                                                     Operating Officer and
                                                     Chairman of the Board of
                                                     INVESCO Global Health
                                                     Sciences Fund; formerly,
                                                     Chairman and Chief Executive
                                                     Officer of NationsBanc
                                                     Advisors, Inc.; and formerly,
                                                     Chairman of NationsBanc
                                                     Investments, Inc.

Raymond R. Cunningham     President (2003-present),  President (2003-present) and     47              Director of INVESCO Funds
4350 South Monaco Street  Chief Executive Officer    Chief Executive Officer                          Group, Inc. and Chairman of
Denver, Colorado          (2003-present) and         (2003-present) of INVESCO                        the Board of INVESCO
                          Director (2001-present).   Funds Group, Inc.;                               Distributors, Inc.
Age: 51                   Formerly, Vice President   Chairman of the Board (2003-
                          (2001-2002).               present), President
                                                     (2003-present), and Chief
                                                     Executive Officer
                                                     (2003-present) of INVESCO
                                                     Distributors, Inc. Formerly,
                                                     Chief Operating Officer
                                                     (2002-2003) and Senior Vice
                                                     President (1999-2002) of
                                                     INVESCO Funds Group, Inc. and
                                                     INVESCO Distributors, Inc.;
                                                     and Formerly, Senior Vice
                                                     President of GT Global -
                                                     North America (1992-1998).

Richard W. Healey         Director                   Senior Vice President of         39              Director of INVESCO Funds
4350 South Monaco Street  (since 2000)               INVESCO Funds Group, Inc.;                       Group, Inc. and INVESCO
Denver, Colorado                                     Senior Vice President of                         Distributors, Inc.
                                                     INVESCO Distributors, Inc.
Age: 48                                              Formerly, Senior Vice
                                                     President of GT Global -
                                                     North America (1996-1998) and
                                                     The Boston Company
                                                     (1993-1996).

OTHER INFORMATION

UNAUDITED

                                                                                      NUMBER OF
                                                                                      FUNDS IN
                          POSITION(S) HELD WITH                                       FUND
                          COMPANY, TERM OF                                            COMPLEX         OTHER
                          OFFICE AND LENGTH          PRINCIPAL OCCUPATION(S)          OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE     OF TIME SERVED*            DURING PAST FIVE YEARS*          DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Glen A. Payne             Secretary                  Senior Vice President,
4350 South Monaco Street                             General Counsel and Secretary
Denver, Colorado                                     of INVESCO Funds Group, Inc.;
                                                     Senior Vice President,
Age: 55                                              Secretary and General Counsel
                                                     of INVESCO Distributors, Inc.
                                                     Formerly, Secretary of
                                                     INVESCO Global Health
                                                     Sciences Fund; General
                                                     Counsel of INVESCO Trust
                                                     Company (1989-1998); and
                                                     employee of a U.S. regulatory
                                                     agency, Washington, D.C.
                                                     (1973-1989).

Ronald L. Grooms          Chief Accounting           Senior Vice President and                        Director of INVESCO Funds
4350 South Monaco Street  Officer, Chief             Treasurer of INVESCO Funds                       Group, Inc. and INVESCO
Denver, Colorado          Financial Officer          Group, Inc.; and Senior Vice                     Distributors, Inc.
                          and Treasurer              President and Treasurer of
Age: 56                                              INVESCO Distributors, Inc.
                                                     Formerly, Treasurer and
                                                     Principal Financial and
                                                     Accounting Officer of INVESCO
                                                     Global Health Sciences Fund;
                                                     and Senior Vice President and
                                                     Treasurer of INVESCO Trust
                                                     Company (1988-1998).

William J. Galvin, Jr.    Assistant Secretary        Senior Vice President and                        Director of INVESCO Funds
4350 South Monaco Street                             Assistant Secretary of                           Group, Inc. and INVESCO
Denver, Colorado                                     INVESCO Funds Group, Inc.;                       Distributors, Inc.
                                                     and Senior Vice President and
Age: 46                                              Assistant Secretary of
                                                     INVESCO Distributors, Inc.
                                                     Formerly, Trust Officer of
                                                     INVESCO Trust Company
                                                     (1995-1998).

Pamela J. Piro            Assistant Treasurer        Vice President and Assistant
4350 South Monaco Street                             Treasurer of INVESCO Funds
Denver, Colorado                                     Group, Inc.; and Assistant
                                                     Treasurer of INVESCO
Age: 42                                              Distributors, Inc. Formerly,
                                                     Assistant Vice President
                                                     (1996-1997).

Tane T. Tyler             Assistant Secretary        Vice President and Assistant
4350 South Monaco Street  (since 2002)               General Counsel of INVESCO
Denver, Colorado                                     Funds Group, Inc.

Age: 37

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

[INVESCO ICON] INVESCO(R)


1-800-525-8085
Personal Account Line: 1-800-424-8085
Advisor Services: 1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.

ASEC   900466    4/03

                                                                     Appendix XI

PRO FORMA FINANCIAL STATEMENTS
PRO FORMA STATEMENT OF INVESTMENT SECURITIES *
INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003
UNAUDITED



                  SHARES OR PRINCIPAL AMOUNT
----------------------------------------------------------
         AIM GLOBAL           INVESCO
           ENERGY              ENERGY           PRO FORMA
           FUND                FUND             COMBINED                DESCRIPTION
------------------------------------------------------------------------------------------------------------------------------------
                                                                 96.69% COMMON STOCKS
                                                                  0.15% DIVERSIFIED METALS & MINING
             22,700                                22,700               Fording Canadian Coal Trust
====================================================================================================================================
                                                                  0.42% ELECTRIC UTILITIES
            202,800                               202,800               Clean Power Income Fund
====================================================================================================================================
                                                                  0.08% ELECTRICAL COMPONENTS & EQUIPMENT
            116,700                               116,700               Stuart Energy Systems (a)
====================================================================================================================================
                                                                  0.70% GAS UTILITIES
                                40,000             40,000               Equitable Resources
             41,900                                41,900               Southwestern Energy (a)
====================================================================================================================================

                                                                 24.22% INTEGRATED OIL & GAS
             83,230                                83,230               BP PLC
             21,500            276,000            297,500               BP PLC Sponsored ADR Representing 6 Ord Shrs
                                88,000             88,000               ChevronTexaco Corp
             18,900            165,000            183,900               ConocoPhillips
                                82,000             82,000               Eni SpA Sponsored ADR Representing 5 Ord Shrs (b)
             18,400                                18,400               Exxon Mobil
             23,400                                23,400               Marathon Oil
             31,600            300,000            331,600               Murphy Oil
                               165,000            165,000               Occidental Petroleum
             27,000            135,000            162,000               Royal Dutch Petroleum New York Registry 1.25 Gldr Shrs
             72,300                                72,300               Suncor Energy
              8,104                                 8,104               TotalFinaElf SA
                               137,000            137,000               TotalFinaElf SA Sponsored ADR Representing 1/2 Ord Shr
====================================================================================================================================

                                                                  2.97% NATURAL GAS PIPELINES
                               220,000            220,000               Enbridge Energy Management LLC
====================================================================================================================================
                                                                 11.83% OIL & GAS DRILLING
                               165,300            165,300               Atwood Oceanics (a)
             42,600                                42,600               Ensign Resource Service Group
             50,000            400,000            450,000               Grey Wolf (a)
             27,900            260,000            287,900               Nabors Industries Ltd (a)
             31,300            198,000            229,300               Noble Corp (a)
            315,900                               315,900               Parker Drilling (a)
             36,800                                36,800               Patterson-UTI Energy (a)
              6,900                                 6,900               Precision Drilling (a)
             31,300                                31,300               Pride International (a)
             58,000            282,000            340,000               Rowan Cos
             24,200                                24,200               Varco International (a)
====================================================================================================================================

                                                                 27.11% OIL & GAS EQUIPMENT & SERVICES
                               170,000            170,000               Baker Hughes
             45,500            160,000            205,500               BJ Services (a)
                               430,000            430,000               Cal Dive International (a)
            117,200                               117,200               CE Franklin Ltd (a)
             12,600            111,000            123,600               Cooper Cameron (a)
                               289,100            289,100               FMC Technologies (a)
                               708,200            708,200               Grant Prideco (a)
             74,200            265,000            339,200               Halliburton Co
            128,300                               128,300               Key Energy Services (a)
                               388,600            388,600               Lone Star Technologies (a)
                               300,000            300,000               Maverick Tube (a)
                               115,000            115,000               National-Oilwell Inc (a)
             39,100            100,000            139,100               Schlumberger Ltd
             12,800                                12,800               Smith International (a)
             11,300            230,000            241,300               Weatherford International Ltd (a)
====================================================================================================================================

                                                                 22.74% OIL & GAS EXPLORATION, PRODUCTION & TRANSPORTATION
             26,360            145,200            171,560               Apache Corp
             56,400                                56,400               BP Prudhoe Bay Royalty Trust
             29,900            111,000            140,900               Burlington Resources
             30,100                                30,100               Canadian Occidental Petroleum Ltd (Nexen Inc)
             12,700                                12,700               Canadian Oil Sands Trust (c)
             76,700                                76,700               Cimarex Energy (a)
            185,100                               185,100               Compton Petroleum (a)
                                55,000             55,000               Devon Energy


                                                                                             VALUE
                                                                --------------------------------------------------------------------
                                                                COUNTRY             AIM GLOBAL       INVESCO
                                                                CODE IF               ENERGY         ENERGY            PRO FORMA
DESCRIPTION                                                     NON US                 FUND           FUND             COMBINED
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
DIVERSIFIED METALS & MINING
Fording Canadian Coal Trust                                     CA                   $   442,263                       $    442,263
====================================================================================================================================
ELECTRIC UTILITIES
Clean Power Income Fund                                         CA                     1,250,274                          1,250,274
====================================================================================================================================
ELECTRICAL COMPONENTS & EQUIPMENT
Stuart Energy Systems (a)                                       CA                       226,571                            226,571
====================================================================================================================================
GAS UTILITIES
Equitable Resources                                                                                 $  1,500,400          1,500,400
Southwestern Energy (a)                                                                  548,890                            548,890
====================================================================================================================================
                                                                                                                          2,049,290
INTEGRATED OIL & GAS
BP PLC                                                          UK                       528,826                            528,826
BP PLC Sponsored ADR Representing 6 Ord Shrs                    UK                       829,685      10,650,840         11,480,525
ChevronTexaco Corp                                                                                     5,689,200          5,689,200
ConocoPhillips                                                                         1,013,040       8,844,000          9,857,040
Eni SpA Sponsored ADR Representing 5 Ord Shrs (b)               IT                                     5,475,140          5,475,140
Exxon Mobil                                                                              643,080                            643,080
Marathon Oil                                                                             560,898                            560,898
Murphy Oil                                                                             1,395,772      13,251,000         14,646,772
Occidental Petroleum                                                                                   4,943,400          4,943,400
Royal Dutch Petroleum New York Registry 1.25 Gldr Shrs          NL                     1,100,250       5,501,250          6,601,500
Suncor Energy                                                   CA                     1,261,353                          1,261,353
TotalFinaElf SA                                                 FR                     1,027,161                          1,027,161
TotalFinaElf SA Sponsored ADR Representing 1/2 Ord Shr          FR                                     8,667,990          8,667,990
====================================================================================================================================
                                                                                                                         71,382,885
NATURAL GAS PIPELINES
Enbridge Energy Management LLC                                                                         8,756,000          8,756,000
====================================================================================================================================
OIL & GAS DRILLING
Atwood Oceanics (a)                                                                                    4,172,172          4,172,172
Ensign Resource Service Group                                   CA                       506,981                            506,981
Grey Wolf (a)                                                                            197,000       1,576,000          1,773,000
Nabors Industries Ltd (a)                                       BD                     1,112,373      10,366,200         11,478,573
Noble Corp (a)                                                                           983,446       6,221,160          7,204,606
Parker Drilling (a)                                                                      748,683                            748,683
Patterson-UTI Energy (a)                                                               1,190,848                          1,190,848
Precision Drilling (a)                                          CA                       231,637                            231,637
Pride International (a)                                                                  422,237                            422,237
Rowan Cos                                                                              1,140,280       5,544,120          6,684,400
Varco International (a)                                                                  443,102                            443,102
====================================================================================================================================
                                                                                                                         34,856,239
OIL & GAS EQUIPMENT & SERVICES
Baker Hughes                                                                                           5,088,100          5,088,100
BJ Services (a)                                                                        1,564,745       5,502,400          7,067,145
Cal Dive International (a)                                                                             7,744,300          7,744,300
CE Franklin Ltd (a)                                             CA                       269,560                            269,560
Cooper Cameron (a)                                                                       623,826       5,495,610          6,119,436
FMC Technologies (a)                                                                                   5,550,720          5,550,720
Grant Prideco (a)                                                                                      8,540,892          8,540,892
Halliburton Co                                                                         1,538,166       5,493,450          7,031,616
Key Energy Services (a)                                                                1,293,264                          1,293,264
Lone Star Technologies (a)                                                                             8,207,232          8,207,232
Maverick Tube (a)                                                                                      5,580,000          5,580,000
National-Oilwell Inc (a)                                                                               2,574,850          2,574,850
Schlumberger Ltd                                                NL                     1,486,191       3,801,000          5,287,191
Smith International (a)                                                                  450,944                            450,944
Weatherford International Ltd (a)                               BD                       426,801       8,687,100          9,113,901
====================================================================================================================================
                                                                                                                         79,919,151
OIL & GAS EXPLORATION, PRODUCTION & TRANSPORTATION
Apache Corp                                                                            1,627,466       8,964,648         10,592,114
BP Prudhoe Bay Royalty Trust                                                             843,180                            843,180
Burlington Resources                                                                   1,426,529       5,295,810          6,722,339
Canadian Occidental Petroleum Ltd (Nexen Inc)                   CA                       614,118                            614,118
Canadian Oil Sands Trust (c)                                    CA                   $   305,831                       $    305,831
Cimarex Energy (a)                                                                     1,491,815                          1,491,815
Compton Petroleum (a)                                           CA                       617,862                            617,862
Devon Energy                                                                                        $  2,652,100          2,652,100

      SHARES OR PRINCIPAL AMOUNT
----------------------------------------------------------
         AIM GLOBAL          INVESCO
           ENERGY             ENERGY           PRO FORMA
            FUND               FUND             COMBINED                DESCRIPTION
------------------------------------------------------------------------------------------------------------------------------------
                               160,000            160,000               EnCana Corp
             36,200                                36,200               EOG Resources
                               228,000            228,000               Forest Oil (a)
                               132,000            132,000               Kerr-McGee Corp
            741,000                               741,000               Nexen Inc
            126,700                               126,700               Oiltec Resources Ltd (a)
                               405,000            405,000               Pioneer Natural Resources (a)
                               150,000            150,000               Remington Oil & Gas (a)
             45,700            232,000            277,700               Talisman Energy
             74,333                                74,333               XTO Energy
             29,000                                29,000               Zargon Oil & Gas Ltd (a)
====================================================================================================================================

                                                                  6.15% OIL & GAS REFINING & MARKETING
             48,900                                48,900               Frontier Oil
             62,800                                62,800               Heating Oil Partners Income Fund
             34,800                                34,800               Premcor Inc (a)
             21,600            195,000            216,600               Sunoco Inc
             18,100            175,000            193,100               Valero Energy
====================================================================================================================================

                                                                  0.32% PRECIOUS METALS & MINERALS
             67,600                                67,600               Minefinders Corp Ltd (a)
             58,900                                58,900               Southwestern Resources (a)
====================================================================================================================================

                                                                        TOTAL COMMON STOCKS (COST $41,962,101, $220,616,631 AND
                                                                        $262,578,732, RESPECTIVELY)
====================================================================================================================================
                                                                  7.98% SHORT-TERM INVESTMENTS
                                                                  6.45% COMMERCIAL PAPER
                                                                  3.39% CONSUMER RECEIVABLES
                                                                        New Center Asset Trust, Series 1, Discount Notes, 1.420%,
                      $     10,000,000   $     10,000,000               4/1/2003
====================================================================================================================================
                                                                  3.06% DIVERSIFIED FINANCIAL SERVICES
                      $      9,000,000   $      9,000,000               State Street Boston, Discount Notes, 1.390%, 4/1/2003
====================================================================================================================================
                                                                        TOTAL COMMERCIAL PAPER (Amortized Cost $0, $19,000,000 and
                                                                        $19,000,000, respectively)
====================================================================================================================================
                                                                  1.41% INVESTMENT COMPANIES
              8,219                                 8,219               STIC Liquid Assets Portfolio (e)
              8,219                                 8,219               STIC Prime Portfolio (e)
                                                                        INVESCO Treasurer's Series Money Market Reserve Fund, (d)
                             4,139,034          4,139,034               (e), 1.092%
====================================================================================================================================
                                                                        TOTAL INVESTMENT COMPANIES (Cost $16,438, $4,139,034 and
                                                                        $4,155,472, respectively)
====================================================================================================================================
                                                                  0.12% REPURCHASE AGREEMENTS
                                                                        Repurchase Agreement with State Street dated 3/31/2003 due
                                                                        4/1/2003 at 1.230%, repurchased at $360,012 (Collateralized by Federal Home Loan Bank, Discount Notes, due 4/1/2003,
                                                                        value $370,000)(Cost $0, $360,000 and $360,000,
                      $        360,000   $        360,000               respectively)
====================================================================================================================================
                                                                        TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $16,438,
                                                                        $23,499,034  AND $23,515,472, RESPECTIVELY)
====================================================================================================================================
                                                                104.67% TOTAL INVESTMENTS AT VALUE
                                                                        (COST $41,978,539, $244,115,665 AND $286,094,204,
                                                                        RESPECTIVELY)
====================================================================================================================================
                                                                 -4.67% OTHER ASSETS LESS LIABILITIES
                                                                100.00% NET ASSETS AT VALUE
====================================================================================================================================

                                                                                             VALUE
                                                                --------------------------------------------------------------------
                                                                COUNTRY             AIM GLOBAL         INVESCO
                                                                CODE IF               ENERGY            ENERGY            PRO FORMA
DESCRIPTION                                                     NON US                 FUND              FUND             COMBINED
------------------------------------------------------------------------------------------------------------------------------------
EnCana Corp                                                     CA                                     5,177,600          5,177,600
EOG Resources                                                                          1,432,072                          1,432,072
Forest Oil (a)                                                                                         5,084,400          5,084,400
Kerr-McGee Corp                                                                                        5,360,520          5,360,520
Nexen Inc                                                       CA                       681,461                            681,461
Oiltec Resources Ltd (a)                                        CA                       100,984                            100,984
Pioneer Natural Resources (a)                                                                         10,165,500         10,165,500
Remington Oil & Gas (a)                                                                                2,554,500          2,554,500
Talisman Energy                                                 CA                     1,818,100       9,201,120         11,019,220
XTO Energy                                                                             1,412,327                          1,412,327
Zargon Oil & Gas Ltd (a)                                        CA                       182,738                            182,738
====================================================================================================================================
                                                                                                                         67,010,681
OIL & GAS REFINING & MARKETING
Frontier Oil                                                                             836,190                            836,190
Heating Oil Partners Income Fund                                CA                       495,401                            495,401
Premcor Inc (a)                                                                          894,012                            894,012
Sunoco Inc                                                                               789,912       7,131,150          7,921,062
Valero Energy                                                                            748,978       7,241,500          7,990,478
====================================================================================================================================
                                                                                                                         18,137,143
PRECIOUS METALS & MINERALS
Minefinders Corp Ltd (a)                                        CA                       345,380                            345,380
Southwestern Resources (a)                                      CA                       603,465                            603,465
====================================================================================================================================
                                                                                                                            948,845
TOTAL COMMON STOCKS (COST $41,962,101, $220,616,631 AND
$262,578,732, RESPECTIVELY)                                                                                             284,979,342
====================================================================================================================================
SHORT-TERM INVESTMENTS
COMMERCIAL PAPER
CONSUMER RECEIVABLES
New Center Asset Trust, Series 1, Discount Notes, 1.420%,
4/1/2003                                                                                              10,000,000         10,000,000
====================================================================================================================================
DIVERSIFIED FINANCIAL SERVICES
State Street Boston, Discount Notes, 1.390%, 4/1/2003                                                  9,000,000          9,000,000
====================================================================================================================================
TOTAL COMMERCIAL PAPER (Amortized Cost $0, $19,000,000 and
$19,000,000, respectively)                                                                                               19,000,000
====================================================================================================================================
INVESTMENT COMPANIES
STIC Liquid Assets Portfolio (e)                                                           8,219                              8,219
STIC Prime Portfolio (e)                                                                   8,219                              8,219
INVESCO Treasurer's Series Money Market Reserve Fund, (d)
(e), 1.092%                                                                                            4,139,034          4,139,034
====================================================================================================================================
TOTAL INVESTMENT COMPANIES (Cost $16,438, $4,139,034 and
$4,155,472, respectively)                                                                                                 4,155,472
====================================================================================================================================
REPURCHASE AGREEMENTS
Repurchase Agreement with State Street dated 3/31/2003 due
4/1/2003 at 1.230%, repurchased at $360,012 (Collateralized
by Federal Home Loan Bank, Discount Notes, due 4/1/2003,
value $370,000)(Cost $0, $360,000 and $360,000,
respectively)                                                                                            360,000            360,000
====================================================================================================================================
TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $16,438,
$23,499,034  AND $23,515,472, RESPECTIVELY)                                                                              23,515,472
====================================================================================================================================
TOTAL INVESTMENTS AT VALUE
(COST $41,978,539, $244,115,665 AND $286,094,204,
RESPECTIVELY)                                                                         42,742,406     265,752,408        308,494,814
====================================================================================================================================
OTHER ASSETS LESS LIABILITIES                                                            569,468     (14,240,725)       (13,752,257)
NET ASSETS AT VALUE                                                             $     43,311,874   $  251,511,683     $ 294,742,557
====================================================================================================================================

(a)  Security is non-income producing.

(b) Loaned security, a portion or all of the security is on loan at March 31, 2003.

(c) Securities acquired pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.

(d) The security is purchased with the cash collateral received from securities on loan.

(e)  Security is an affiliated company.

* As of 3/31/03, all of the securities held by the AIM Global Energy Fund would comply with the compliance guidelines and/or investment restrictions of the INVESCO Energy Fund.

SUMMARY OF INVESTMENTS BY COUNTRY

                                                                                              VALUE
                                                                    -------------------------------------------------------
                                                             % OF          AIM GLOBAL       INVESCO
                                              COUNTRY     NET ASSETS         ENERGY          ENERGY            PRO FORMA
COUNTRY                                        CODE        AT VALUE           FUND            FUND              COMBINED
---------------------------------------------------------------------------------------------------------------------------
Bermuda                                          BD          6.99%        $ 1,539,174     $ 19,053,300        $ 20,592,474
Canada                                           CA          8.26           9,953,979       14,378,720          24,332,699
France                                           FR          3.29           1,027,161        8,667,990           9,695,151
Italy                                            IT          1.86                   0        5,475,140           5,475,140
Netherlands                                      NL          4.03           2,586,441        9,302,250          11,888,691
United Kingdom                                   UK          4.07           1,358,511       10,650,840          12,009,351
United States                                               76.17          26,277,140      198,224,168         224,501,308
Other Assets Less Liabilities                               (4.67)            569,468      (14,240,725)        (13,752,257)
===========================================================================================================================
                                                          100.00%         $43,311,874     $251,511,683        $294,742,557
===========================================================================================================================

See Notes to Financial Statements

PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003
UNAUDITED

                                                                         AIM GLOBAL      INVESCO
                                                                           ENERGY         ENERGY       PRO FORMA        PRO FORMA
                                                                            FUND           FUND       ADJUSTMENTS        COMBINED
                                                                        -----------------------------------------------------------
ASSETS
Investment Securities:
At Cost(a)(b)                                                           $ 41,978,539   $244,115,665                    $286,094,204
====================================================================================================================================
At Value(a)(b)                                                          $ 42,742,406   $265,752,408                    $308,494,814
Cash                                                                         269,441              0   $   (9,741)           259,700
Foreign Currencies (Cost $383,029, $0 and $383,029, respectively)            383,608              0                         383,608
Receivables:
   Investment Securities Sold                                                 42,306        368,936                         411,242
   Fund Shares Sold                                                           29,528        771,634                         801,162
   Dividends and Interest                                                     58,064        152,418                         210,482
Prepaid Expenses and Other Assets                                              4,997         44,387                          49,384
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                              43,530,350    267,089,783       (9,741)       310,610,392
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
   Custodian                                                                       0          9,741       (9,741)                 0
   Investment Securities Purchased                                            39,939      9,872,390                       9,912,329
   Fund Shares Repurchased                                                   108,471      1,471,960                       1,580,431
   Securities Loaned                                                               0      4,139,034                       4,139,034
Accrued Distribution Expenses
   Investor Class                                                                 --         46,874                          46,874
   Class A                                                                     8,415          2,770                          11,185
   Class B                                                                    10,368          1,144                          11,512
   Class C                                                                     1,389          7,741                           9,130
   Class K                                                                        --            100                             100
Accrued Merger Expenses                                                           --             --       81,000             81,000
Accrued Expenses and Other Payables                                           49,894         26,346                          76,240
------------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                            218,476     15,578,100       71,259         15,867,835
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT VALUE                                                     $ 43,311,874   $251,511,683   $  (81,000)      $294,742,557
====================================================================================================================================
NET ASSETS
Paid-in Capital                                                         $ 68,575,554   $292,005,495                    $360,581,049
Accumulated Undistributed Net Investment Loss                               (347,873)       (28,917)  $  (81,000)          (457,790)
Accumulated Undistributed Net Realized Loss on Investment
Securities and Foreign Currency Transactions                             (25,681,314)   (62,101,638)                    (87,782,952)
Net Appreciation of Investment Securities and Foreign
Currency Transactions                                                        765,507     21,636,743                      22,402,250
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT VALUE, APPLICABLE TO SHARES OUTSTANDING                   $ 43,311,874   $251,511,683   $  (81,000)$      294,742,557
====================================================================================================================================
Net Assets at Value:
Investor Class                                                                    --   $231,023,351   $  (63,472)(c)   $230,959,879
====================================================================================================================================
Class A                                                                 $ 28,345,772   $  9,130,699   $  (10,295)(c)   $ 37,466,176
====================================================================================================================================
Class B                                                                 $ 12,981,388   $  1,501,954   $   (3,977)(c)   $ 14,479,365
====================================================================================================================================
Class C                                                                 $  1,984,714   $  9,566,346   $   (3,175)(c)   $ 11,547,885
====================================================================================================================================
Class K                                                                           --   $    289,333   $      (81)(c)   $    289,252
====================================================================================================================================
Shares Outstanding
Investor Class                                                                    --     13,745,599                      13,745,599
Class A                                                                    2,415,278        542,002    1,682,242 (d)      2,224,244
Class B                                                                    1,139,593         89,871      776,863 (d)        866,734
Class C                                                                      174,072        581,459      120,651 (d)        702,110
Class K                                                                           --         18,602                          18,602
====================================================================================================================================
NET ASSET VALUE PER SHARE:
Investor Class, Offering and Redemption Price per Share                           --   $      16.81                    $      16.80
Class A
   Redemption Price per Share                                           $      11.74   $      16.85                    $      16.84
   Offering Price per Share (Maximum sales charge of 4.75%,
   5.50% and 5.50%, respectively)                                       $      12.33   $      17.83                    $      17.82
Class B, Offering and Redemption Price per Share                        $      11.39   $      16.71                    $      16.71
Class C, Offering and Redemption Price per Share                        $      11.40   $      16.45                    $      16.45
Class K, Offering and Redemption Price per Share                                  --   $      15.55                    $      15.55
====================================================================================================================================

(a) Investment securities at cost and value at March 31, 2003 includes a repurchase agreement of $360,000 and $360,000, respectively, for INVESCO Energy Fund and Pro Forma Combined.

(b) Investment securities at cost and value at March 31, 2003 include $4,005,265 and $4,005,265, respectively, of securities loaned for INVESCO Energy Fund and Pro Forma Combined.

(c) Adjustment for Pro Forma Combined bearing all the expenses related to the proposed merger.

(d) Adjustment to reflect the exchange of shares of common stock outstanding from AIM Global Energy Fund to INVESCO Energy Fund.

PRO FORMA STATEMENT OF OPERATIONS
INVESCO SECTOR FUNDS, INC.
YEAR ENDED MARCH 31, 2003
UNAUDITED

                                                              AIM GLOBAL     INVESCO
                                                               ENERGY         ENERGY         PRO FORMA         PRO FORMA
                                                                FUND           FUND         ADJUSTMENTS         COMBINED
                                                           -------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                  $   632,317    $  3,070,714                       $  3,703,031
Dividends from Affiliated Investment
Companies                                                            0           1,432                              1,432
Interest                                                           499         179,899                            180,398
Securities Loaned Income                                        21,350          22,711                             44,061
   Foreign Taxes Withheld                                      (56,431)        (64,984)                          (121,415)
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME                                                   597,735       3,209,772                          3,807,507
--------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees                                       327,726       2,180,691       $(71,174)(a)       2,437,243
Distribution Expenses
   Investor Class                                                   --         685,019                            685,019
   Class A                                                      98,947          22,209        (29,685)(a)          91,471
   Class B                                                     121,903           7,338                            129,241
   Class C                                                      16,333         101,292                            117,625
   Class K                                                          --             616                                616
Transfer Agent Fees
   Investor Class                                                   --       1,351,371                          1,351,371
   Class A                                                      83,585          13,598          6,392 (a)         103,575
   Class B                                                      51,489           2,355          7,034 (a)          60,878
   Class C                                                       6,898          51,772          3,722 (a)          62,392
   Class K                                                          --           2,083                              2,083
Administrative Services Fees                                    50,000         141,109        (34,874)(a)         156,235
Custodian Fees and Expenses                                     25,099          63,123        (18,269)(b)          69,953
Directors' Fees and Expenses                                     9,578          28,463         (9,898)(b)          28,143
Interest Expenses                                                    0           2,770                              2,770
Professional Fees and Expenses                                  44,000          40,362        (29,346)(b)          55,016
Registration Fees and Expenses
   Investor Class                                                   --          56,121                             56,121
   Class A                                                      23,204              33                             23,237
   Class B                                                      14,294               8                             14,302
   Class C                                                       1,915             716                              2,631
   Class K                                                          --           1,471                              1,471
Reports to Shareholders                                         56,000         231,087                            287,087
Other Expenses                                                   4,844          17,972          3,205 (b)          26,021
--------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES                                              935,815       5,001,579       (172,893)          5,764,501
   Fees and Expenses Absorbed/Reimbursed by
   Investment Adviser
      Class A                                                 (114,330)              0         72,143 (c)         (42,187)
      Class B                                                  (70,429)           (582)        33,542 (c)         (37,469)
      Class C                                                   (9,436)        (20,103)         3,141 (c)         (26,398)
      Class K                                                       --          (4,502)          (420)(c)          (4,922)
   Fees and Expenses Paid Indirectly                              (572)        (39,730)           572 (b)         (39,730)
--------------------------------------------------------------------------------------------------------------------------
      NET EXPENSES                                             741,048       4,936,662        (63,915)          5,613,795
--------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                           (143,313)     (1,726,890)        63,915          (1,806,288)
--------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
   Investment Securities                                      (925,532)    (15,930,670)                       (16,856,202)
   Foreign Currency Transactions                                 1,401           4,369                              5,770
--------------------------------------------------------------------------------------------------------------------------
      Total Net Realized Loss                                 (924,131)    (15,926,301)                       (16,850,432)
--------------------------------------------------------------------------------------------------------------------------
Change in Net Appreciation/Depreciation of:
   Investment Securities                                      (667,094)    (32,597,193)                       (33,264,287)
   Foreign Currency Transactions                                 1,674               0                              1,674
--------------------------------------------------------------------------------------------------------------------------
      Total Net Change in
      Appreciation/Depreciation                               (665,420)    (32,597,193)                       (33,262,613)
--------------------------------------------------------------------------------------------------------------------------
NET LOSS ON INVESTMENT SECURITIES AND
   FOREIGN CURRENCY TRANSACTIONS                            (1,589,551)    (48,523,494)                       (50,113,045)
--------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                 $(1,732,864)   $(50,250,384)      $ 63,915        $(51,919,333)
==========================================================================================================================

(a) Reflects adjustments to Investment Advisory Fees, Distribution Expenses, Transfer Agent Fees and Administrative Services Fees based on the surviving Fund's contractual fee obligation.

(b)  Reflects elimination of duplicate services or fees.

(c) Reflects adjustment to the level of the surviving Fund's voluntary expense reimbursement.

See Notes to Financial Statements

PRO FORMA NOTES TO FINANCIAL STATEMENTS
UNAUDITED



NOTE 1 --  BASIS OF COMBINATION

On June 9, 2003, the Board of Directors of INVESCO Sector Funds, Inc.- INVESCO Energy Fund and AIM Global Energy Fund a separate series of AIM Investment Funds (collectively the "Funds", individually the "Fund"), approved an Agreement and Plan of Reorganization (the "Plan") whereby, subject to approval by the shareholders of AIM Global Energy Fund, INVESCO Energy Fund will acquire all of the assets of AIM Global Energy Fund subject to the liabilities of such Fund, in exchange for a number of shares of INVESCO Energy Fund equal in value to the net assets of AIM Global Energy Fund (the "Merger").

The Merger will be accounted for as a tax-free merger of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at March 31, 2003. The unaudited pro forma statement of investment securities and statement of assets and liabilities reflect the financial position of the Funds at March 31, 2003. The unaudited pro forma statement of operations reflects the results of operations of the Funds for the year ended March 31, 2003. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the date indicated above for each Fund under generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of INVESCO Energy Fund for pre-combination periods will not be restated.

The unaudited pro forma statement of investment securities, unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund which are incorporated by reference in the Statement of Additional Information.

NOTE 2 -- SECURITY VALUATION

Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are primarily traded. In the event that closing bid prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

NOTE 3 -- CAPITAL SHARES

The unaudited pro forma net asset value per share assumes additional shares of common stock of INVESCO Energy Fund issued in connection with the proposed acquisition of AIM Global Energy Fund by INVESCO Energy Fund as of March 31, 2003. The number of additional shares issued was calculated by dividing the net asset value of each Class of AIM Global Energy Fund by the respective Class' net asset value per share of INVESCO Energy Fund.

NOTE 4 -- UNEDITED PRO FORMA ADJUSTMENTS

The accompanying unaudited pro forma financial statements reflect changes in fund shares as if the merger had taken place on March 31, 2003. AIM Global Energy Fund expenses were adjusted assuming INVESCO Energy Fund's fee structure was in effect for the entire year ended March 31, 2003.

NOTE 5 -- MERGER COSTS

Merger costs are estimated at approximately $81,000 and are not included in the unaudited pro forma statement of operations since these costs are not recurring. These costs represent the estimated expense of both Funds carrying out their obligations under the Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. INVESCO Funds Group, Inc., Investment Adviser to the Funds, will bear no of the cost of the Reorganization. The Funds will bear the all of the expenses relating to the proposed Reorganization based on their relative net assets.

NOTE 6 -- FEDERAL INCOME TAXES

The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

The Fund intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. The amount of capital loss carryforward, which may offset INVESCO Energy Fund's capital gains in any given year may be limited as a result of previous reorganizations. In addition, no capital gain distribution shall be made until the capital loss carry forward has been fully utilized or expires.

                                                                    APPENDIX XII


PRO FORMA FINANCIAL STATEMENTS
PRO FORMA STATEMENT OF INVESTMENT SECURITIES *
INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003

UNAUDITED

  SHARES, CONTRACTS OR PRINCIPAL AMOUNT                                                                   VALUE
----------------------------------------                                                 -------------------------------------------
  AIM GLOBAL      INVESCO                                                                  AIM GLOBAL     INVESCO
  FINANCIAL      FINANCIAL                                                                  FINANCIAL    FINANCIAL
  SERVICES       SERVICES      PRO FORMA                                                    SERVICES      SERVICES       PRO FORMA
    FUND           FUND        COMBINED           DESCRIPTION                                 FUND         FUND          COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
                                         96.41%   COMMON STOCKS
                                         39.88%   BANKS
   78,900                       78,900            Allied Irish Banks PLC                 $ 1,090,558                 $  1,090,558
  104,700                      104,700            AmSouth Bancorp                          2,081,436                    2,081,436
  858,800                      858,800            Anglo Irish Bank PLC                     6,136,926                    6,136,926
  146,310                      146,310            Banco Popolare di Verona
                                                  e Novara Scrl                            1,662,603                    1,662,603
   82,400                       82,400            Banco Popular Espanol SA                 3,565,361                    3,565,361
  107,600        690,700       798,300            Bank of America                          7,191,984  $ 46,166,388     53,358,372
  148,200                      148,200            Bank of Ireland                          1,572,347                    1,572,347
   67,000        817,400       884,400            Bank of New York                         1,373,500    16,756,700     18,130,200
   42,000        552,600       594,600            Bank One                                 1,454,040    19,131,012     20,585,052
   40,800                       40,800            BNP Paribas SA                           1,636,090                    1,636,090
  102,150        146,200       248,350            Charter One Financial                    2,825,469     4,043,892      6,869,361
                  43,300        43,300            City National                                          1,902,602      1,902,602
   73,000                       73,000            Comerica Inc(b)                          2,765,240                    2,765,240
                 243,100       243,100            Compass Bancshares                                     7,601,737      7,601,737
  160,000                      160,000            Cullen/Frost Bankers                     4,860,800                    4,860,800
  434,000                      434,000            Dah Sing Financial Group                 2,031,041                    2,031,041
                 420,950       420,950            Fifth Third Bancorp                                   21,106,433     21,106,433
                 154,700       154,700            First Tennessee National                               6,143,137      6,143,137
  124,200        436,000       560,200            FleetBoston Financial                    2,965,896    10,411,680     13,377,576
2,392,900                    2,392,900            Grupo Financiero BBVA
                                                  Bancomer
                                                  SA de CV Class B                         1,831,471                    1,831,471
                                                  Shrs(a)
                 235,000       235,000            Investors Financial Services                           5,722,250      5,722,250
  132,100                      132,100            KeyCorp                                  2,980,176                    2,980,176
   47,300                       47,300            Kookmin Bank Sponsored ADR
                                                  Representing Ord Shrs                    1,087,900                    1,087,900
   30,600        178,100       208,700            M&T Bank                                 2,404,548    13,995,098     16,399,646
   70,403        485,400       555,803            Mellon Financial                         1,496,768    10,319,604     11,816,372
                 391,200       391,200            National Commerce Financial                            9,271,440      9,271,440
                 147,700       147,700            New York Community Bancorp                             4,401,460      4,401,460
   56,950                       56,950            Northern Rock PLC                          585,721                      585,721
                 329,300       329,300            Northern Trust                                        10,027,185     10,027,185
   46,500                       46,500            Royal Bank of Canada                     1,810,014                    1,810,014
  101,000                      101,000            Royal Bank of Scotland
                                                  Group PLC                                2,279,052                    2,279,052
  202,000                      202,000            St George Bank Ltd                       2,343,968                    2,343,968
  159,000        642,500       801,500            Synovus Financial                        2,844,510    11,494,325     14,338,835
                 362,700       362,700            TCF Financial                                         14,522,508     14,522,508
   97,500                       97,500            U.S. Bancorp                             1,850,550                    1,850,550
                 254,600       254,600            UBS AG(a)                                             10,871,420     10,871,420
  524,800                      524,800            UniCredito Italiano SpA                  2,001,245                    2,001,245
  107,800        836,800       944,600            Wachovia Corp                            3,672,746    28,509,776     32,182,522
  107,500        910,700     1,018,200            Wells Fargo & Co                         4,836,425    40,972,393     45,808,818
   80,700         87,300       168,000            Zions Bancorp                            3,452,346     3,734,694      7,187,040
===================================================================================================================================
                                                                                                                      375,796,465
                                          5.24%   CONSUMER FINANCE
   18,000                       18,000            Countrywide Financial(b)                 1,035,000                    1,035,000
   40,100        150,900       191,000            Fannie Mae                               2,620,535     9,861,315     12,481,850
   65,200        279,400       344,600            Freddie Mac                              3,462,120    14,836,140     18,298,260
  223,500                      223,500            MBNA Corp(b)                             3,363,675                    3,363,675
                 127,600       127,600            SLM Corp                                              14,153,392     14,153,392
====================================================================================================================================
                                                                                                                       49,332,177
                                          0.38%   DATA PROCESSING SERVICES
                 138,100       138,100            Concord EFS(a)                                         1,298,140      1,298,140
   85,200                       85,200            DST Systems(a)                           2,317,440                    2,317,440
===================================================================================================================================
                                                                                                                        3,615,580
                                         13.91%   DIVERSIFIED FINANCIAL
                                                  SERVICES
   52,000        399,100       451,100            Ambac Financial Group                    2,627,040    20,162,532     22,789,572
  112,400        613,300       725,700            American Express                         3,735,052    20,379,959     24,115,011
  127,000                      127,000            Charles Schwab                             916,940                      916,940
  170,101      1,172,000     1,342,101            Citigroup Inc                            5,859,979    40,375,400     46,235,379
                 233,300       233,300            Franklin Resources                                     7,677,903      7,677,903
   61,300        124,000       185,300            Goldman Sachs Group(b)                   4,173,304     8,441,920     12,615,224
   90,200                       90,200            Investors Financial Services             2,196,370                    2,196,370
   81,700                       81,700            Man Group PLC                            1,256,848                    1,256,848
                  81,800        81,800            Moody's Corp                                           3,781,614      3,781,614
   37,000                       37,000            Neuberger Berman                         1,044,510                    1,044,510
   62,000                       62,000            Nomura Holdings                            649,091                      649,091
                 200,800       200,800            Prudential Financial                                   5,873,400      5,873,400
   60,200                       60,200            State Street                             1,904,126                    1,904,126
===================================================================================================================================
                                                                                                                      131,055,988
                                          2.27%   INSURANCE BROKERS
   55,700        393,300       449,000            Marsh & McLennan                         2,374,491    16,766,379     19,140,870
   80,000                       80,000            Willis Group Holdings Ltd                2,216,000                    2,216,000
===================================================================================================================================
                                                                                                                       21,356,870
                                        13.33%    INVESTMENT ADVISER/BROKER
                                                  DEALER SERVICES
                 165,700       165,700            Eaton Vance                                            4,429,161      4,429,161
   62,000        336,950       398,950            Federated Investors Class B
                                                  Shrs                                     1,577,900     8,575,377     10,153,277
  130,200        237,300       367,500            Legg Mason                               6,345,948    11,566,002     17,911,950
  127,000        403,100       530,100            Lehman Brothers Holdings(b)              7,334,250    23,279,025     30,613,275
  165,300      1,080,000     1,245,300            Merrill Lynch & Co                     $ 5,851,620  $ 38,232,000   $ 44,083,620
   65,700        413,400       479,100            Morgan Stanley                           2,519,595    15,853,890     18,373,485
===================================================================================================================================
                                                                                                                      125,564,768

,



 SHARES, CONTRACTS OR PRINCIPAL AMOUNT                                                                     VALUE
---------------------------------------                                                 -------------------------------------------
 AIM GLOBAL      INVESCO                                                                   AIM GLOBAL     INVESCO
  FINANCIAL     FINANCIAL                                                                   FINANCIAL     FINANCIAL
  SERVICES      SERVICES      PRO FORMA                                                     SERVICES      SERVICES        PRO FORMA
    FUND          FUND        COMBINED            DESCRIPTION                                 FUND          FUND          COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
                                          0.25%   IT CONSULTING & SERVICES
  110,000                      110,000            Sungard Data Systems(a)                  2,343,000                      2,343,000
===================================================================================================================================
                                          3.42%   LIFE & HEALTH INSURANCE
                 306,800       306,800            AFLAC Inc                                                9,832,940      9,832,940
                  70,700        70,700            Lincoln National                                         1,979,600      1,979,600
   98,100         91,000       189,100            Nationwide Financial Services
                                                  Class A Shrs                              2,390,697      2,217,670      4,608,367
  121,000        280,300       401,300            Principal Financial Group                 3,283,940      7,607,342     10,891,282
   38,800                       38,800            Prudential Financial                      1,134,900                     1,134,900
   73,000                       73,000            StanCorp Financial Group                  3,763,150                     3,763,150
===================================================================================================================================
                                                                                                                         32,210,239
                                          6.24%   MULTI-LINE INSURANCE
   80,650        730,402       811,052            American International Group              3,988,143     36,118,379     40,106,522
   69,200                       69,200            Hartford Financial Services
                                                  Group                                     2,442,068                     2,442,068
   54,000                       54,000            HCC Insurance Holdings                    1,380,240                     1,380,240
                 446,700       446,700            Radian Group                                            14,910,846     14,910,846
===================================================================================================================================
                                                                                                                         58,839,676
                                          6.13%   PROPERTY & CASUALTY INSURANCE
   73,900                       73,900            ACE Ltd                                   2,139,405                     2,139,405
                 506,500       506,500            Allstate Corp                                           16,800,605     16,800,605
   28,000                       28,000            MBIA Inc                                  1,081,920                     1,081,920
   54,000                       54,000            MGIC Investment                           2,120,580                     2,120,580
   82,000         74,900       156,900            PMI Group                                 2,095,100      1,913,695      4,008,795
   82,000                       82,000            Radian Group                              2,737,160                     2,737,160
                 383,100       383,100            SAFECO Corp                                             13,397,007     13,397,007
   76,200        359,500       435,700            St Paul                                   2,423,160     11,432,100     13,855,260
  113,800                      113,800            Travelers Property Casualty
                                                  Class B Shrs                              1,605,718                     1,605,718
===================================================================================================================================
                                                                                                                         57,746,450
                                          1.33%   REAL ESTATE INVESTMENT TRUSTS
                 430,900       430,900            iStar Financial                                         12,569,353     12,569,353
===================================================================================================================================
                                          4.03%   REINSURANCE
                 166,200       166,200            Endurance Specialty Holdings
                                                  Ltd(a)                                                   4,020,378      4,020,378
   61,000                       61,000            Everest Re Group Ltd                      3,489,810                     3,489,810
                 226,300       226,300            PartnerRe Ltd                                           11,371,575     11,371,575
                 388,500       388,500            Platinum Underwriters Holdings Ltd                       9,848,475      9,848,475
                 230,200       230,200            RenaissanceRe Holdings Ltd                               9,219,510      9,219,510
===================================================================================================================================
                                                                                                                         37,949,748
                                                  TOTAL COMMON STOCKS
                                                  (COST $192,601,966, $693,290,685
                                                  AND $885,892,651, RESPECTIVELY)                                       908,380,314
===================================================================================================================================
                                          3.52%   SHORT-TERM INVESTMENTS
                                          2.65%   COMMERCIAL PAPER - CONSUMER
                                                  RECEIVABLES
                                                  New Center Asset Trust, Series 1,
                                                  Discount Notes, 1.420%, 4/1/2003
                                                  (Amortized Cost $0, $25,000,000
            $ 25,000,000  $ 25,000,000            and $25,000,000, respectively)                          25,000,000     25,000,000
===================================================================================================================================
                                          0.81%   INVESTMENT COMPANIES
3,785,399                    3,785,399            STIC Liquid Assets Portfolio(c)           3,785,399                     3,785,399
3,785,399                    3,785,399            STIC Prime Portfolio(c)                   3,785,399                     3,785,399
===================================================================================================================================
                                                  TOTAL INVESTMENT COMPANIES (cost
                                                  $7,570,798, $0 and $7,570,798,
                                                  respectively)                                                           7,570,798
===================================================================================================================================
                                          0.06%   REPURCHASE AGREEMENTS
                                                  Repurchase Agreement with State
                                                  Street dated 3/31/2003 due 4/1/2003
                                                  at 1.230%, repurchased at $533,018
                                                  (Collateralized by Federal Home
                                                  Loan Bank, Discount Notes, due
                                                  4/1/2003, value $545,000) (Cost $0,
             $   533,000  $    533,000            $533,000 and $533,000, respectively)                       533,000        533,000
===================================================================================================================================
                                          0.00%   OPTIONS PURCHASED-PUTS -
                                                  CONSUMER FINANCE
    1,100                        1,100            MBNA Corp, 4/2003(Cost $151,800,
                                                  $0 and $151,800, respectively)               19,250                        19,250
===================================================================================================================================
                                                  TOTAL SHORT-TERM INVESTMENTS
                                                  (AMORTIZED COST $7,722,598,
                                                  $25,533,000 AND $33,255,598,
                                                  RESPECTIVELY)                                                          33,123,048
===================================================================================================================================
                                         99.93%   TOTAL INVESTMENTS AT VALUE
                                                  (COST $200,324,564, $718,823,685
                                                  AND $919,148,249, RESPECTIVELY)         190,081,604    751,421,758    941,503,362
===================================================================================================================================
                                          0.07%   OTHER ASSETS LESS LIABILITIES               203,111        692,085        686,046
                                        100.00%   NET ASSETS AT VALUE                   $ 190,284,715  $ 752,113,843  $ 942,189,408
===================================================================================================================================


(a)      Security is non-income producing.

(b)      Securities are pledged with broker as collateral for written options.

(c)      Security is an affiliated company.

* As of 3/31/03, all of the securities held by the AIM Global Financial Services Fund would comply with the compliance guidelines and/or investment restrictions of the INVESCO Financial Services Fund.



See Notes to Financial Statements

OPTION CONTRACTS
     NUMBER OF CONTRACTS                                             PREMIUMS RECEIVED                           VALUE
-------------------------------                             ----------------------------------  -----------------------------------
AIM GLOBAL   INVESCO                                        AIM GLOBAL     INVESCO                AIM GLOBAL   INVESCO
 FINANCIAL  FINANCIAL                                        FINANCIAL    FINANCIAL                FINANCIAL   FINANCIAL
 SERVICES   SERVICES  PRO FORMA                              SERVICES     SERVICES    PRO FORMA    SERVICES    SERVICES   PRO FORMA
  FUND        FUND    COMBINED   DESCRIPTION                   FUND         FUND      COMBINED       FUND        FUND     COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
                                 OPTIONS WRITTEN - CALLS
   (360)                 (360)   Comerica Inc, 4/2003,        $ 56,518                $ 56,518   $    (900)  $           $    (900)
                                 $45.00
   (180)                 (180)   Countrywide Financial,         21,959                  21,959     (56,700)                (56,700)
                                 4/2003, $55.00
   (195)                 (195)   Goldman Sachs Group,           19,889                  19,889      (5,362)                 (5,362)
                                 4/2003, $75.00
   (210)                 (210)   Lehman Brothers Holdings,      44,519                  44,519     (18,900)                (18,900)
                                 4/2003, $60.00
   (210)                 (210)   Lehman Brothers Holdings,      11,130                  11,130      (2,100)                 (2,100)
                                 4/2003, $65.00
 (1,100)               (1,100)   MBNA Corp, 4/2003, $17.50      47,299                  47,299     (11,000)                (11,000)
===================================================================================================================================
                                                                                      $201,314                           $ (94,962)
===================================================================================================================================

See Notes to Financial Statements

PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003
UNAUDITED

                                                               AIM GLOBAL          INVESCO
                                                                FINANCIAL          FINANCIAL         PRO FORMA         PRO FORMA
                                                              SERVICES FUND      SERVICES FUND      ADJUSTMENTS         COMBINED
                                                             ----------------------------------------------------------------------
ASSETS
Investment Securities:
At Cost(a)                                                    $200,324,564      $ 718,823,685                       $  919,148,249
===================================================================================================================================
At Value(a)                                                   $190,081,604      $ 751,421,758                       $  941,503,362
Cash                                                                     0              1,593                                1,593
Foreign Currencies (Cost $376,650, $0 and $376,650,                384,785                  0                              384,785
respectively)
Receivables:
 Investment Securities Sold                                              0          1,180,061                            1,180,061
 Fund Shares Sold                                                   47,321            276,376                              323,697
 Dividends and Interest                                            462,214            960,379                            1,422,593
Prepaid Expenses and Other Assets                                    5,809             75,452                               81,261
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                   190,981,733        753,915,619                          944,897,352
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Options Written at Value
 (Premiums Received $201,314, $0 and $201,314,
respectively)                                                       94,962                  0                               94,962
Payables:
 Distributions to Shareholders                                           0            123,047                              123,047
 Investment Securities Purchased                                         0                  0                                    0
 Fund Shares Repurchased                                           176,799          1,410,677                            1,587,476
Accrued Distribution Expenses
 Investor Class                                                         --            147,069                              147,069
 Class A                                                            70,094              1,253                               71,347
 Class B                                                           120,616                764                              121,380
 Class C                                                            35,831              8,177                               44,008
 Class K                                                                --                465                                  465
Accrued Merger Expenses                                                 --                 --     $   209,150              209,150
Accrued Expenses and Other Payables                                198,716            110,324                              309,040
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                  697,018          1,801,776         209,150            2,707,944
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT VALUE                                           $190,284,715      $ 752,113,843     $  (209,150)      $  942,189,408
===================================================================================================================================
NET ASSETS
Paid-in Capital                                               $229,336,869      $ 781,919,715                       $1,011,256,584
Accumulated Undistributed Net Investment
Income (Loss)                                                       28,602            (27,883)    $  (209,150)            (208,431)
Accumulated Undistributed Net Realized Loss on
Investment
Securities and Foreign Currency Transactions                   (28,956,527)       (62,379,689)                         (91,336,216)
Net Appreciation (Depreciation) of Investment
Securities and
Foreign
Currency Transactions                                          (10,124,229)        32,601,700                           22,477,471
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT VALUE, APPLICABLE TO SHARES
OUTSTANDING                                                   $190,284,715      $ 752,113,843     $  (209,150)      $  942,189,408
===================================================================================================================================
NET ASSETS AT VALUE:
Investor Class                                                          --      $ 734,439,759     $  (163,011)(b)   $  734,276,748
===================================================================================================================================
Class A                                                       $ 91,490,281      $   5,310,648     $   (21,480)(b)   $   96,779,449
===================================================================================================================================
Class B                                                       $ 75,931,171      $     989,629     $   (17,067)(b)   $   76,903,733
===================================================================================================================================
Class C                                                       $ 22,863,263      $  10,026,026     $    (7,299)(b)   $   32,881,990
===================================================================================================================================
Class K                                                                 --      $   1,347,781     $      (293)(b)   $    1,347,488
===================================================================================================================================
Shares Outstanding
Investor Class                                                          --         33,736,622                           33,736,622
Class A                                                          5,153,261            244,946       4,220,031(c)         4,464,977
Class B                                                          4,457,777             45,528       3,492,694(c)         3,538,222
Class C                                                          1,342,342            469,023       1,069,376(c)         1,538,399
Class K                                                                 --             63,360                               63,360
===================================================================================================================================
NET ASSET VALUE PER SHARE:
Investor Class, Offering and Redemption Price per Share                 --      $       21.77                       $        21.76
Class A
 Redemption Price per Share                                   $      17.75      $       21.68                       $        21.68
 Offering Price per Share (Maximum sales charge of 4.75%,
5.50% and 5.50%, respectively)                                $      18.64      $       22.94                       $        22.94
Class B, Offering and Redemption Price per Share              $      17.03      $       21.74                       $        21.74
Class C, Offering and Redemption Price per Share              $      17.03      $       21.38                       $        21.37
Class K, Offering and Redemption Price per Share                        --      $       21.27                       $        21.27
===================================================================================================================================


(a) Investment securities at cost and value at March 31, 2003 includes a repurchase agreement of $533,000 and $533,000, respectively, for INVESCO Financial Services Fund and Pro Forma Combined.

(b) Adjustment for Pro Forma Combined bearing all the expenses related to the proposed merger.

(c) Adjustment to reflect the exchange of shares of common stock outstanding from AIM Global Financial Services Fund to INVESCO Financial Services Fund.

PRO FORMA STATEMENT OF OPERATIONS
INVESCO SECTOR FUNDS, INC.
YEAR ENDED MARCH 31, 2003
UNAUDITED

                                                               AIM GLOBAL         INVESCO
                                                                FINANCIAL         FINANCIAL          PRO FORMA         PRO FORMA
                                                              SERVICES FUND     SERVICES FUND       ADJUSTMENTS        COMBINED
                                                             ----------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                    $  4,684,186    $      15,953,262                      $  20,637,448
Dividends from Affiliated Investment Companies                          0               13,560                             13,560
Interest                                                            5,760              683,454                            689,214
Securities Loaned Income                                           55,996                    0                             55,996
 Foreign Taxes Withheld                                          (100,491)             (14,787)                          (115,278)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME                                                    4,645,451           16,635,489                         21,280,940
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees                                        2,413,689            6,240,794    $ (1,052,121)(a)      7,602,362
Distribution Expenses                                                                                                           0
 Investor Class                                                        --            2,314,987                          2,314,987
 Class A                                                          584,971               10,800        (175,491)(a)        420,280
 Class B                                                        1,006,603                6,591                          1,013,194
 Class C                                                          299,033              128,891                            427,924
 Class K                                                               --                5,184                              5,184
Transfer Agent Fees
 Investor Class                                                        --            3,201,855                          3,201,855
 Class A                                                          441,940               10,460         (79,351)(a)        373,049
 Class B                                                          380,241                2,419         (53,474)(a)        329,186
 Class C                                                          112,959               66,317         (14,229)(a)        165,047
 Class K                                                               --                5,226                              5,226
Administrative Services Fees                                       50,000              434,701          61,401 (a)        546,102
Custodian Fees and Expenses                                        62,954              154,671         (54,080)(b)        163,545
Directors' Fees and Expenses                                        9,078               75,053           7,180 (b)         91,311
Interest Expenses                                                       0                6,158                              6,158
Professional Fees and Expenses                                     46,249               70,249         (26,119)(b)         90,379
Registration Fees and Expenses
 Investor Class                                                        --               68,158                             68,158
 Class A                                                           21,192                   14                             21,206
 Class B                                                           18,233                    6                             18,239
 Class C                                                            5,416                  700                              6,116
 Class K                                                               --                1,471                              1,471
Reports to Shareholders                                           130,967              505,772                            636,739
Other Expenses                                                      6,982               51,659          10,655 (b)         69,296
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL EXPENSES                                                 5,590,507           13,362,136      (1,375,629)        17,577,014
 Fees and Expenses Absorbed/Reimbursed by Investment
 Adviser
  Class A                                                          (1,248)              (3,917)        (35,439)(c)        (40,604)
  Class B                                                          (1,073)              (2,056)        (46,669)(c)        (49,798)
  Class C                                                            (319)                   0             319 (c)              0
  Class K                                                              --               (3,997)         (1,285)(c)         (5,282)
 Fees and Expenses Paid Indirectly                                 (4,705)            (120,799)          4,705 (b)       (120,799)
-----------------------------------------------------------------------------------------------------------------------------------
  NET EXPENSES                                                  5,583,162           13,231,367      (1,453,998)        17,360,531
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                     (937,711)           3,404,122       1,453,998          3,920,409
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
 Investment Securities                                        (27,159,987)         (63,593,616)                       (90,753,603)
 Foreign Currency Transactions                                     43,311            2,771,359                          2,814,670
 Option Contracts                                                 620,698                    0                            620,698
-----------------------------------------------------------------------------------------------------------------------------------
  Total Net Realized Loss                                     (26,495,978)         (60,822,257)                       (87,318,235)
-----------------------------------------------------------------------------------------------------------------------------------
Change in Net Appreciation/Depreciation of:
 Investment Securities                                        (46,781,511)        (200,871,286)                      (247,652,797)
 Foreign Currency Transactions                                     12,671              578,729                            591,400
 Option Contracts                                                 (59,057)                   0                            (59,057)
-----------------------------------------------------------------------------------------------------------------------------------
  Total Change Net in Appreciation/Depreciation               (46,827,897)        (200,292,557)                      (247,120,454)
-----------------------------------------------------------------------------------------------------------------------------------
NET LOSS ON INVESTMENT SECURITIES, FOREIGN CURRENCY
 TRANSACTIONS AND OPTION CONTRACTS                            (73,323,875)        (261,114,814)                      (334,438,689)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                 $  (74,261,586)   $    (257,710,692)   $  1,453,998      $(330,518,280)
===================================================================================================================================



(a) Reflects adjustments to Investment Advisory Fees, Distribution Expenses, Transfer Agent Fees and Administrative Services Fees based on the surviving Fund's contractual fee obligation.

(b)      Reflects elimination of duplicate services or fees.

(c) Reflects adjustment of the level of the surviving Fund's voluntary expense reimbursement.

See Notes to Financial Statements

PRO FORMA NOTES TO FINANCIAL STATEMENTS
UNAUDITED



NOTE 1 --  BASIS OF COMBINATION

On June 9, 2003, the Board of Directors of INVESCO Sector Funds, Inc.- INVESCO Financial Services Fund and AIM Global Financial Services Fund a separate series of AIM Investment Funds (collectively the "Funds", individually the "Fund"), approved an Agreement and Plan of Reorganization (the "Plan") whereby, subject to approval by the shareholders of AIM Global Financial Services Fund, INVESCO Financial Services Fund will acquire all of the assets of AIM Global Financial Services Fund subject to the liabilities of such Fund, in exchange for a number of shares of INVESCO Financial Services Fund equal in value to the net assets of AIM Global Financial Services Fund (the "Merger").


The Merger will be accounted for as a tax-free merger of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at March 31, 2003. The unaudited pro forma statement of investment securities and statement of assets and liabilities reflect the financial position of the Funds at March 31, 2003. The unaudited pro forma statement of operations reflects the results of operations of the Funds for the year ended March 31, 2003. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the date indicated above for each Fund under generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of INVESCO Financial Services Fund for pre-combination periods will not be restated.

The unaudited pro forma statement of investment securities, unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund which are incorporated by reference in the Statement of Additional Information.

NOTE 2 -- SECURITY VALUATION

Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.


Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are primarily traded. In the event that closing bid prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Option contracts are valued at the average of the closing bid and ask prices from the exchange with the highest trading volume on that particular day.


Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

NOTE 3 -- CAPITAL SHARES

The unaudited pro forma net asset value per share assumes additional shares of common stock of INVESCO Financial Services Fund issued in connection with the proposed acquisition of AIM Global Financial Services Fund by INVESCO Financial Services Fund as of March 31, 2003. The number of additional shares issued was calculated by dividing the net asset value of each Class of AIM Global Financial Services Fund by the respective Class' net asset value per share of INVESCO Financial Services Fund.

NOTE 4 -- UNAUDITED PRO FORMA ADJUSTMENTS

The accompanying unaudited pro forma financial statements reflect changes in fund shares as if the merger had taken place on March 31, 2003. AIM Global Financial Services Fund expenses were adjusted assuming INVESCO Financial Services Fund's fee structure was in effect for the entire year ended March 31, 2003.

NOTE 5 -- MERGER COSTS

Merger costs are estimated at approximately $209,150 and are not included in the unaudited pro forma statement of operations since these costs are not recurring. These costs represent the estimated expense of both Funds carrying out their obligations under the Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. INVESCO Funds Group, Inc., Investment Adviser to the Funds, will bear no cost of the Reorganization. The Funds will bear all the expenses relating to the proposed Reorganization based on their relative net assets.

NOTE 6 -- FEDERAL INCOME TAXES

The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

The Fund intends to offset any net capital gains with any available capital loss carry forward until each carry forward has been fully utilized or expires. The amount of capital loss carry forward, which may offset INVESCO Financial Services Fund's capital gains in any given year may be limited as a result of previous reorganizations. In addition, no capital gain distribution shall be made until the capital loss carry forward has been fully utilized or expires.

                                                                   Appendix XIII


PRO FORMA FINANCIAL STATEMENTS
PRO FORMA STATEMENT OF INVESTMENT SECURITIES *
INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003
UNAUDITED




              SHARES, CONTRACTS OR PRINCIPAL AMOUNT
----------------------------------------------------------------------
                    AIM GLOBAL
      INVESCO       SCIENCE AND    AIM NEW       INVESCO
TELECOMMUNICATIONS  TECHNOLOGY    TECHNOLOGY    TECHNOLOGY  PRO FORMA
       FUND            FUND          FUND          FUND      COMBINED            DESCRIPTION
------------------------------------------------------------------------------------------------------------------------------------
                                                                          92.76% COMMON STOCKS & WARRANTS
                                                                           0.88% AEROSPACE & DEFENSE
                         41,600         3,950                  45,550            Alliant Techsystems(a)
                                       12,050                  12,050            Engineered Support Systems
                        146,800         9,000                 155,800            L-3 Communications Holdings(a)
                                                  226,300     226,300            Lockheed Martin
====================================================================================================================================

                                                                           8.91% APPLICATION SOFTWARE
       290,500           72,400         6,800   1,204,720   1,574,420            Amdocs Ltd(a)
       246,100          373,700        34,500   2,941,800   3,596,100            BEA Systems(a)
                                                  906,800     906,800            Cadence Design Systems(a)
                                                  973,650     973,650            Check Point Software Technologies Ltd(a)
                         81,700         7,700                  89,400            Cognos Inc(a)
                        303,500        40,600                 344,100            Documentum Inc(a)
                         85,000        11,300                  96,300            FileNET Corp(a)
                         76,400         6,000     582,300     664,700            Intuit Inc(a)
                        192,200        15,300     808,500   1,016,000            Mercury Interactive(a)
                        163,200        15,500   1,018,700   1,197,400            PeopleSoft Inc(a)
                         35,953                                35,953            SAP AG
                                                  114,900     114,900            SAP AG Sponsored ADR Representing 1/4 Ord Shr
                                                1,343,600   1,343,600            Siebel Systems(a)
        52,500                                    834,700     887,200            Software HOLDRs Trust(b)(c)(d)
                                                   84,000      84,000            Wipro Ltd Sponsored ADR Representing Ord Shrs(b)
====================================================================================================================================

                                                                           0.19% AUTO PARTS & EQUIPMENT
                        159,800        13,400                 173,200            Gentex Corp(a)
====================================================================================================================================
                                                                           1.12% BIOTECHNOLOGY
                         52,500                                52,500            Amgen Inc
                         45,500         4,300                  49,800            Charles River Laboratories International(a)
                                        5,800                   5,800            Enzon Pharmaceuticals(a)
                        326,200        28,900                 355,100            Gilead Sciences(a)
                        100,000        15,400                 115,400            IDEC Pharmaceuticals(a)
                                        2,300                   2,300            IDEXX Laboratories(a)
                                       23,500                  23,500            OraSure Technologies(a)
                                       42,300                  42,300            PRAECIS Pharmaceuticals(a)
                        146,200        13,300                 159,500            SangStat Medical(a)
                                        3,900                   3,900            Trimeris(a)
====================================================================================================================================

                                                                           0.73% BROADCASTING - RADIO/TV
       100,000                                                100,000            Clear Channel Communications(a)
       304,000                                                304,000            Fox Entertainment Group Class A Shrs(a)
       202,400                                                202,400            Univision Communications Class A Shrs(a)
====================================================================================================================================

                                                                           1.99% CABLE & SATELLITE OPERATORS
       454,552                                    300,400     754,952            Comcast Corp Class A Shrs(a)(g)
       276,700                                                276,700            Cox Communications Class A Shrs(a)
       375,500                                                375,500            EchoStar Communications Class A Shrs(a)
       412,600                                                412,600            Liberty Media Series A Shrs(a)
====================================================================================================================================

                                                                           6.31% COMPUTER HARDWARE
                                                1,426,200   1,426,200            Apple Computer(a)
                        500,000        45,900   1,685,700   2,231,600            Dell Computer(a)
                        187,000        17,400   1,318,600   1,523,000            Hewlett-Packard Co
                                                  428,900     428,900            International Business Machines
                                       28,600                  28,600            Pinnacle Systems(a)
                                                1,317,300   1,317,300            Sun Microsystems(a)
====================================================================================================================================

                                                                                       VALUE
                                                ------------------------------------------------------------------------------------
                                                                     AIM GLOBAL
                                                    INVESCO         SCIENCE AND      AIM NEW          INVESCO
                                                TELECOMMUNICATIONS   TECHNOLOGY     TECHNOLOGY       TECHNOLOGY         PRO FORMA
DESCRIPTION                                          FUND               FUND           FUND             FUND             COMBINED
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & WARRANTS
AEROSPACE & DEFENSE
Alliant Techsystems(a)                                             $  2,246,816    $   213,339                       $    2,460,155
Engineered Support Systems                                                             471,757                              471,757
L-3 Communications Holdings(a)                                        5,896,956        361,530                            6,258,486
Lockheed Martin                                                                                    $   10,760,565        10,760,565
====================================================================================================================================
                                                                                                                         19,950,963
APPLICATION SOFTWARE
Amdocs Ltd(a)                                      $  3,857,840         961,472         90,304         15,998,682        20,908,298
BEA Systems(a)                                        2,507,759       3,808,003        351,555         29,976,942        36,644,259
Cadence Design Systems(a)                                                                               9,068,000         9,068,000
Check Point Software Technologies Ltd(a)                                                               14,088,715        14,088,715
Cognos Inc(a)                                                         1,856,306        174,952                            2,031,258
Documentum Inc(a)                                                     3,981,920        532,672                            4,514,592
FileNET Corp(a)                                                         891,650        118,537                            1,010,187
Intuit Inc(a)                                                         2,842,080        223,200         21,661,560        24,726,840
Mercury Interactive(a)                                                5,704,496        454,104         23,996,280        30,154,880
PeopleSoft Inc(a)                                                     2,496,960        237,150         15,586,110        18,320,220
SAP AG                                                                2,728,277                                           2,728,277
SAP AG Sponsored ADR Representing 1/4
Ord Shr                                                                                                 2,178,504         2,178,504
Siebel Systems(a)                                                                                      10,762,236        10,762,236
Software HOLDRs Trust(b)(c)(d)                        1,334,025                                        21,209,727        22,543,752
Wipro Ltd Sponsored ADR Representing Ord
Shrs(b)                                                                                                 2,360,400         2,360,400
====================================================================================================================================
                                                                                                                        202,040,418
AUTO PARTS & EQUIPMENT
Gentex Corp(a)                                                        4,065,312        340,896                            4,406,208
====================================================================================================================================
BIOTECHNOLOGY
Amgen Inc                                                             3,021,375                                           3,021,375
Charles River Laboratories International(a)                           1,161,160        109,736                            1,270,896
Enzon Pharmaceuticals(a)                                                                65,830                               65,830
Gilead Sciences(a)                                                   13,697,138      1,213,511                           14,910,649
IDEC Pharmaceuticals(a)                                               3,441,900        530,053                            3,971,953
IDEXX Laboratories(a)                                                                   80,431                               80,431
OraSure Technologies(a)                                                                137,240                              137,240
PRAECIS Pharmaceuticals(a)                                                             163,701                              163,701
SangStat Medical(a)                                                   1,434,222        130,473                            1,564,695
Trimeris(a)                                                                            160,602                              160,602
====================================================================================================================================
                                                                                                                         25,347,372
BROADCASTING - RADIO/TV
Clear Channel Communications(a)                       3,392,000                                                           3,392,000
Fox Entertainment Group Class A Shrs(a)               8,107,680                                                           8,107,680
Univision Communications Class A Shrs(a)              4,960,824                                                           4,960,824
====================================================================================================================================
                                                                                                                         16,460,504
CABLE & SATELLITE OPERATORS
Comcast Corp Class A Shrs(a)(g)                      12,995,642                                         8,588,436        21,584,078
Cox Communications Class A Shrs(a)                    8,608,137                                                           8,608,137
EchoStar Communications Class A Shrs(a)              10,844,440                                                          10,844,440
Liberty Media Series A Shrs(a)                        4,014,598                                                           4,014,598
====================================================================================================================================
                                                                                                                         45,051,253
COMPUTER HARDWARE
Apple Computer(a)                                                                                      20,166,468        20,166,468
Dell Computer(a)                                                     13,655,000      1,253,529         46,036,467        60,944,996
Hewlett-Packard Co                                                    2,907,850        270,570         20,504,230        23,682,650
International Business Machines                                                                    $   33,638,627    $   33,638,627
Pinnacle Systems(a)                                                                $   297,726                              297,726
Sun Microsystems(a)                                                                                     4,294,398         4,294,398
====================================================================================================================================

             SHARES, CONTRACTS OR PRINCIPAL AMOUNT
----------------------------------------------------------------------
                    AIM GLOBAL
      INVESCO       SCIENCE AND     AIM NEW      INVESCO
TELECOMMUNICATIONS  TECHNOLOGY    TECHNOLOGY    TECHNOLOGY  PRO FORMA
       FUND            FUND          FUND          FUND      COMBINED            DESCRIPTION
------------------------------------------------------------------------------------------------------------------------------------
                                                                           4.69% COMPUTER STORAGE & PERIPHERALS
                        349,700        37,900   3,713,000   4,100,600            EMC Corp(a)
                         70,500         6,600     830,600     907,700            Emulex Corp(a)
                         56,200         6,800                  63,000            Imation Corp(a)
                                                  225,400     225,400            Lexmark International Class A Shrs(a)
                        235,000        26,300     992,300   1,253,600            McDATA Corp Class A Shrs(a)
                                                1,974,500   1,974,500            Network Appliance(a)
                                        7,100                   7,100            Overland Storage(a)
                        171,100        19,400                 190,500            SanDisk Corp(a)
                        141,900        13,200                 155,100            Storage Technology(a)
                        267,900        25,600                 293,500            Western Digital(a)
====================================================================================================================================

                                                                           0.15% CONSUMER ELECTRONICS
                         43,100         4,000                  47,100            Garmin Ltd(a)
                         25,400         2,300                  27,700            Harman International Industries
====================================================================================================================================

                                                                           2.84% DATA PROCESSING SERVICES
                                       17,800                  17,800            eSPEED Inc Class A Shrs(a)
                                                  696,100     696,100            First Data
                                                  627,450     627,450            Fiserv Inc(a)
                         70,900         6,600     599,350     676,850            Paychex Inc
====================================================================================================================================

                                                                           0.69% DIVERSIFIED COMMERCIAL SERVICES
                                                  696,800     696,800            CheckFree Corp(a)
====================================================================================================================================
                                                                           4.54% ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                1,326,200   1,326,200            Celestica Inc(a)
                                                2,564,400   2,564,400            Flextronics International Ltd(a)
         8,100                                                  8,100            Garmin Ltd(a)
                                        6,300                   6,300            Itron Inc(a)
                                                1,645,600   1,645,600            Jabil Circuit(a)
                                                   64,500      64,500            MKS Instruments(a)
                                        9,900                   9,900            OSI Systems(a)
                         44,800                                44,800            Samsung Electronics Ltd
                                                                                 Samsung Electronics Sponsored GDR Representing 1/2
        48,600                                    142,300     190,900            Ord Shr(e)
                        169,300        15,700                 185,000            Trimble Navigation Ltd(a)
====================================================================================================================================

                                                                           0.51% HEALTH CARE DISTRIBUTORS & SERVICES
                                        3,350                   3,350            Accredo Health(a)
                        194,500        22,000                 216,500            Cerner Corp(a)
                         36,500         3,300                  39,800            Express Scripts(a)
                                        4,200                   4,200            IMPAC Medical Systems(a)
                         32,900         3,000                  35,900            Laboratory Corp. of America Holdings(a)
                         41,500         4,000                  45,500            Priority Healthcare Class B Shrs(a)
====================================================================================================================================

                                                                           0.13% HEALTH CARE EQUIPMENT
                         65,400         5,200                  70,600            Boston Scientific(a)
====================================================================================================================================
                                                                           0.31% HOTELS & RESORTS
                         21,200         2,000     100,000     123,200            Hotels.com Class A Shrs(a)(b)
====================================================================================================================================
                                                                           3.03% INTEGRATED TELECOMMUNICATION SERVICES
       139,400                                                139,400            ALLTEL Corp
       195,300                                                195,300            AT&T Corp
       286,200                                                286,200            BCE Inc(b)
       133,300                                                133,300            BellSouth Corp(g)
       212,800                                                212,800            CenturyTel Inc
       551,200                                                551,200            Deutsche Telekom AG
        97,700                                                 97,700            France Telecom SA(b)
        97,700                                                 97,700            France Telecom SA Warrants(a) (Exp 4/2003)
       155,600                                                155,600            KT Corp Sponsored ADR Representing 1/2 Ord Shr
                                                                                 Portugal Telecom SGPS SA Sponsored ADR Representing
       814,900                                                814,900            Ord Shrs
       972,100                                                972,100            Qwest Communications International(a)
       147,186                                                147,186            SBC Communications(g)
       276,500                                                276,500            Sprint Corp

                                                                                       VALUE
                                                ------------------------------------------------------------------------------------
                                                                     AIM GLOBAL
                                                    INVESCO         SCIENCE AND      AIM NEW          INVESCO
                                                TELECOMMUNICATIONS   TECHNOLOGY     TECHNOLOGY       TECHNOLOGY         PRO FORMA
DESCRIPTION                                          FUND               FUND           FUND             FUND             COMBINED
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS
EMC Corp(a)                                                        $  2,528,331        274,017         26,844,990        29,647,338
Emulex Corp(a)                                                        1,350,075        126,390         15,905,990        17,382,455
Imation Corp(a)                                                       2,091,764        253,096                            2,344,860
Lexmark International Class A Shrs(a)                                                                  15,090,530        15,090,530
McDATA Corp Class A Shrs(a)                                           2,018,650        225,917          8,523,857        10,768,424
Network Appliance(a)                                                                                   22,094,655        22,094,655
Overland Storage(a)                                                                    102,027                              102,027
SanDisk Corp(a)                                                       2,877,902        326,308                            3,204,210
Storage Technology(a)                                                 2,869,218        266,904                            3,136,122
Western Digital(a)                                                    2,427,174        231,936                            2,659,110
====================================================================================================================================
                                                                                                                        106,429,731
CONSUMER ELECTRONICS
Garmin Ltd(a)                                                         1,542,980        143,200                            1,686,180
Harman International Industries                                       1,487,678        134,711                            1,622,389
====================================================================================================================================
                                                                                                                          3,308,569
DATA PROCESSING SERVICES
eSPEED Inc Class A Shrs(a)                                                             207,014                              207,014
First Data                                                                                             25,762,661        25,762,661
Fiserv Inc(a)                                                                                          19,752,126        19,752,126
Paychex Inc                                                           1,947,623        181,302         16,464,144        18,593,069
====================================================================================================================================
                                                                                                                         64,314,870
DIVERSIFIED COMMERCIAL SERVICES
CheckFree Corp(a)                                                                                      15,664,064        15,664,064
====================================================================================================================================
ELECTRONIC EQUIPMENT & INSTRUMENTS
Celestica Inc(a)                                                                                       15,158,466        15,158,466
Flextronics International Ltd(a)                                                                       22,361,568        22,361,568
Garmin Ltd(a)                                      $    289,980                                                             289,980
Itron Inc(a)                                                                           105,273                              105,273
Jabil Circuit(a)                                                                                       28,798,000        28,798,000
MKS Instruments(a)                                                                                        806,250           806,250
OSI Systems(a)                                                                         156,519                              156,519
Samsung Electronics Ltd                                              10,170,424                                          10,170,424
Samsung Electronics Sponsored GDR Representing
1/2 Ord Shr(e)                                        5,491,800                                        16,079,900        21,571,700
Trimble Navigation Ltd(a)                                             3,206,542        297,358                            3,503,900
====================================================================================================================================
                                                                                                                        102,922,080
HEALTH CARE DISTRIBUTORS & SERVICES
Accredo Health(a)                                                                       81,536                               81,536
Cerner Corp(a)                                                        6,297,910        712,360                            7,010,270
Express Scripts(a)                                                    2,032,320        183,744                            2,216,064
IMPAC Medical Systems(a)                                                                93,576                               93,576
Laboratory Corp. of America Holdings(a)                                 975,485         88,950                            1,064,435
Priority Healthcare Class B Shrs(a)                                   1,105,975        106,600                            1,212,575
====================================================================================================================================
                                                                                                                         11,678,456
HEALTH CARE EQUIPMENT
Boston Scientific(a)                                                  2,665,704        211,952                            2,877,656
====================================================================================================================================
HOTELS & RESORTS
Hotels.com Class A Shrs(a)(b)                                         1,222,710        115,350          5,767,500         7,105,560
====================================================================================================================================
INTEGRATED TELECOMMUNICATION SERVICES
ALLTEL Corp                                           6,239,544                                                           6,239,544
AT&T Corp                                             3,163,860                                                           3,163,860
BCE Inc(b)                                            5,253,340                                                           5,253,340
BellSouth Corp(g)                                     2,888,611                                                           2,888,611
CenturyTel Inc                                        5,873,280                                                           5,873,280
Deutsche Telekom AG                                   6,080,856                                                           6,080,856
France Telecom SA(b)                                  1,992,545                                                           1,992,545
France Telecom SA Warrants(a) (Exp 4/2003)         $    383,797                                                      $      383,797
KT Corp Sponsored ADR Representing 1/2 Ord Shr        2,671,652                                                           2,671,652
Portugal Telecom SGPS SA Sponsored ADR
Representing Ord Shrs                                 5,557,618                                                           5,557,618
Qwest Communications International(a)                 3,392,629                                                           3,392,629
SBC Communications(g)                                 2,952,551                                                           2,952,551
Sprint Corp                                           3,248,875                                                           3,248,875

              SHARES, CONTRACTS OR PRINCIPAL AMOUNT
---------------------------------------------------------------------
                    AIM GLOBAL
      INVESCO       SCIENCE AND    AIM NEW       INVESCO
TELECOMMUNICATIONS  TECHNOLOGY    TECHNOLOGY    TECHNOLOGY  PRO FORMA
       FUND            FUND          FUND          FUND      COMBINED            DESCRIPTION
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Telefonos de Mexico SA Sponsored ADR Representing
       111,100                                                111,100            20 Series L Shrs
       284,200                                    160,500     444,700            Verizon Communications(g)
====================================================================================================================================

                                                                           3.09% INTERNET RETAIL
                        143,200        13,900     451,000     608,100            Amazon.com Inc(a)
                        110,500        10,600     515,100     636,200            eBay Inc(a)
====================================================================================================================================

                                                                           0.94% INTERNET SOFTWARE & SERVICES
                                                  227,400     227,400            Internet Security Systems(a)
                        121,300        11,200                 132,500            United Online(a)
                                                  344,700     344,700            VeriSign Inc(a)
                         61,200        38,400                  99,600            Websense Inc(a)
                        170,700        15,600     329,700     516,000            Yahoo! Inc(a)
====================================================================================================================================

                                                                           1.27% INVESTMENT COMPANIES
                                                1,138,900   1,138,900            Nasdaq-100 Trust Series 1 Shrs(a)
====================================================================================================================================
                                                                           1.79% IT CONSULTING & SERVICES
                        124,600        11,500     412,000     548,100            Affiliated Computer Services Class A Shrs(a)
                        158,800        14,400                 173,200            Anteon International(a)
                                                  460,000     460,000            BISYS Group(a)
                                                   72,900      72,900            Cognizant Tech Solutions Class A Shrs(a)
====================================================================================================================================

                                                                           0.50% MOVIES & ENTERTAINMENT
                                                  732,600     732,600            AOL Time Warner(a)
        94,500                                                 94,500            Viacom Inc Class B Shrs(a)
====================================================================================================================================

                                                                           4.14% NETWORKING EQUIPMENT
       626,900          525,000        42,000   4,359,860   5,553,760            Cisco Systems(a)(g)
       166,800                                                166,800            Extreme Networks(a)
       252,900                                                252,900            Foundry Networks(a)
       198,000                                    650,000     848,000            Juniper Networks(a)
                        215,900        20,200     466,800     702,900            NetScreen Technologies(a)
                                       13,200                  13,200            SafeNet Inc(a)
====================================================================================================================================

                                                                           0.20% PHARMACEUTICALS
                                        9,100                   9,100            American Pharmaceutical Partners(a)
                         23,200         2,200                  25,400            Biovail Corp(a)
                         33,000         2,200                  35,200            Forest Laboratories(a)
                                        3,000                   3,000            Mylan Laboratories
                                                                                 Teva Pharmaceutical Industries Ltd Sponsored ADR
                         30,000                                30,000            Representing Ord Shrs
====================================================================================================================================

                                                                           4.61% SEMICONDUCTOR EQUIPMENT
                        429,300        33,500   1,624,500   2,087,300            Applied Materials(a)
                                                  363,300     363,300            ASML Holding NV New York Registered Shrs(a)
                        522,900        67,600                 590,500            Axcelis Technologies(a)
                                                   35,400      35,400            Cymer Inc(a)
                        205,700        28,800                 234,500            Entegris Inc(a)
                        120,000        10,500     416,300     546,800            KLA-Tencor Corp(a)
                        492,800        28,100     735,100   1,256,000            Lam Research(a)
                        197,300        15,400     733,800     946,500            Novellus Systems(a)
                        361,700        33,500                 395,200            Teradyne Inc(a)
                        255,400        19,800                 275,200            Varian Semiconductor Equipment Associates(a)
====================================================================================================================================

                                                                          15.41% SEMICONDUCTORS
       707,900                                                707,900            Agere Systems Class A Shrs(a)
                                                1,188,600   1,188,600            Altera Corp(a)
                        301,300        25,800     345,000     672,100            Analog Devices(a)
                                                  285,200     285,200            Broadcom Corp Class A Shrs(a)
                         89,700        16,700                 106,400            Cree Inc(a)
                                                  252,200     252,200            Cypress Semiconductor(a)
                                                                                 Fairchild Semiconductor International Class A
                                                  603,400     603,400            Shrs(a)
                                                  468,200     468,200            GlobespanVirata Inc(a)
                        103,300        22,700                 126,000            Integrated Circuit Systems(a)

                                                                                       VALUE
                                                ------------------------------------------------------------------------------------
                                                                     AIM GLOBAL
                                                    INVESCO         SCIENCE AND      AIM NEW          INVESCO
                                                TELECOMMUNICATIONS   TECHNOLOGY     TECHNOLOGY       TECHNOLOGY         PRO FORMA
DESCRIPTION                                          FUND               FUND           FUND             FUND             COMBINED
------------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA Sponsored ADR Representing
20 Series L Shrs                                      3,301,892                                                           3,301,892
Verizon Communications(g)                            10,046,470                                    $    5,673,675        15,720,145
====================================================================================================================================
                                                                                                                         68,721,195
INTERNET RETAIL
Amazon.com Inc(a)                                                  $  3,727,496    $   361,817         11,739,530        15,828,843
eBay Inc(a)                                                           9,424,545        904,074         43,932,879        54,261,498
====================================================================================================================================
                                                                                                                         70,090,341
INTERNET SOFTWARE & SERVICES
Internet Security Systems(a)                                                                            2,258,082         2,258,082
United Online(a)                                                      2,091,212        193,088                            2,284,300
VeriSign Inc(a)                                                                                         3,012,678         3,012,678
Websense Inc(a)                                                         897,804        563,328                            1,461,132
Yahoo! Inc(a)                                                         4,100,214        374,712          7,919,394        12,394,320
====================================================================================================================================
                                                                                                                         21,410,512
INVESTMENT COMPANIES
Nasdaq-100 Trust Series 1 Shrs(a)                                                                      28,757,225        28,757,225
====================================================================================================================================
IT CONSULTING & SERVICES
Affiliated Computer Services Class A Shrs(a)                          5,514,796        508,990         18,235,120        24,258,906
Anteon International(a)                                               3,565,060        323,280                            3,888,340
BISYS Group(a)                                                                                          7,507,200         7,507,200
Cognizant Tech Solutions Class A Shrs(a)                                                                4,909,815         4,909,815
====================================================================================================================================
                                                                                                                         40,564,261
MOVIES & ENTERTAINMENT
AOL Time Warner(a)                                                                                      7,956,036         7,956,036
Viacom Inc Class B Shrs(a)                            3,451,140                                                           3,451,140
====================================================================================================================================
                                                                                                                         11,407,176
NETWORKING EQUIPMENT
Cisco Systems(a)(g)                                   8,137,162       6,772,500        541,800         56,590,983        72,042,445
Extreme Networks(a)                                     722,244                                                             722,244
Foundry Networks(a)                                   2,033,316                                                           2,033,316
Juniper Networks(a)                                   1,617,660                                         5,310,500         6,928,160
NetScreen Technologies(a)                                             3,622,802        338,956          7,832,904        11,794,662
SafeNet Inc(a)                                                                         269,940                              269,940
====================================================================================================================================
                                                                                                                         93,790,767
PHARMACEUTICALS
American Pharmaceutical Partners(a)                                                    174,265                              174,265
Biovail Corp(a)                                                         924,984         87,714                            1,012,698
Forest Laboratories(a)                                                1,781,010        118,734                            1,899,744
Mylan Laboratories                                                                      86,250                               86,250
Teva Pharmaceutical Industries Ltd Sponsored ADR
Representing Ord Shrs                                                 1,249,500                                           1,249,500
====================================================================================================================================
                                                                                                                          4,422,457
SEMICONDUCTOR EQUIPMENT
Applied Materials(a)                                                  5,400,594        421,430         20,436,210        26,258,234
ASML Holding NV New York Registered Shrs(a)                                                             2,386,881         2,386,881
Axcelis Technologies(a)                                               2,473,317        319,748                            2,793,065
Cymer Inc(a)                                                                                              837,210           837,210
Entegris Inc(a)                                                       2,048,772        286,848                            2,335,620
KLA-Tencor Corp(a)                                                    4,313,040        377,391         14,962,655        19,653,086
Lam Research(a)                                                       5,612,499        320,031          8,372,054        14,304,584
Novellus Systems(a)                                                   5,380,371        419,958         20,010,726        25,811,055
Teradyne Inc(a)                                                       4,210,188        389,940                            4,600,128
Varian Semiconductor Equipment Associates(a)                          5,194,836        402,732                            5,597,568
====================================================================================================================================
                                                                                                                        104,577,431
SEMICONDUCTORS
Agere Systems Class A Shrs(a)                      $  1,132,640                                                      $    1,132,640
Altera Corp(a)                                                                                     $   16,093,644        16,093,644
Analog Devices(a)                                                  $  8,285,750    $   709,500          9,487,500        18,482,750
Broadcom Corp Class A Shrs(a)                                                                           3,522,220         3,522,220
Cree Inc(a)                                                           1,661,244        309,284                            1,970,528
Cypress Semiconductor(a)                                                                                1,740,180         1,740,180
Fairchild Semiconductor International Class A
Shrs(a)                                                                              6,311,564          6,311,564         6,311,564
GlobespanVirata Inc(a)                                                                                  2,106,900         2,106,900
Integrated Circuit Systems(a)                                         2,241,610        492,590                            2,734,200

              SHARES, CONTRACTS OR PRINCIPAL AMOUNT
---------------------------------------------------------------------
                    AIM GLOBAL
      INVESCO       SCIENCE AND    AIM NEW       INVESCO
TELECOMMUNICATIONS  TECHNOLOGY    TECHNOLOGY    TECHNOLOGY  PRO FORMA
       FUND            FUND          FUND          FUND      COMBINED            DESCRIPTION
------------------------------------------------------------------------------------------------------------------------------------
                        327,100        31,200   3,736,800   4,095,100            Intel Corp
                                                  282,400     282,400            Intersil Corp Class A Shrs(a)
                                                  982,900     982,900            Linear Technology
                        163,000        19,100                 182,100            Marvell Technology Group Ltd(a)
                         48,300         4,400     715,900     768,600            Maxim Integrated Products
                        454,700        29,300   1,092,800   1,576,800            Microchip Technology
                                                  461,400     461,400            National Semiconductor(a)
                                                  271,000     271,000            PMC-Sierra Inc(a)
                        193,800        13,000     289,200     496,000            QLogic Corp(a)
        91,100                                  1,026,900   1,118,000            RF Micro Devices(a)
       116,300                                                116,300            Semiconductor HOLDRs Trust(c)
                        242,400        24,200                 266,600            Silicon Laboratories(a)
       259,200                                    670,000     929,200            Skyworks Solutions(a)(b)
                        225,000         9,100                 234,100            STMicroelectronics NV New York Shrs
                                                                                 Taiwan Semiconductor Manufacturing Sponsored ADR
                        510,000        49,960   1,952,136   2,512,096            Representing 5 Ord Shrs
                        708,200        19,900     943,900   1,672,000            Texas Instruments
                                                                                 United Microelectronics Sponsored ADR Representing
                                                1,693,300   1,693,300            5 Ord Shrs
                                                  674,100     674,100            Vitesse Semiconductor(a)
                        190,800        17,700     871,800   1,080,300            Xilinx Inc(a)(f)
====================================================================================================================================

                                                                          13.36% SYSTEMS SOFTWARE
                                                  842,700     842,700            Adobe Systems
                                                1,156,200   1,156,200            BMC Software(a)
                        226,200        24,600                 250,800            Borland Software(a)
                                                  607,000     607,000            Micromuse Inc(a)
                        560,000        44,700   4,327,200   4,931,900            Microsoft Corp
                                                  899,000     899,000            Networks Associates(a)
                        449,400        36,000   3,671,500   4,156,900            Oracle Corp(a)
       222,600          233,600        21,900   1,177,600   1,655,700            Symantec Corp(a)
                                                  701,300     701,300            VERITAS Software(a)
====================================================================================================================================

                                                                           6.23% TELECOMMUNICATIONS EQUIPMENT
       981,800                                  2,022,292   3,004,092            ADC Telecommunications(a)
        24,300                                                 24,300            ADTRAN Inc(a)
        52,900           61,400         5,700                 120,000            Advanced Fibre Communications(a)
       569,800                                    981,300   1,551,100            Alcatel SA Sponsored ADR Representing Ord Shrs
                                                  591,900     591,900            CIENA Corp(a)
        99,800                                                 99,800            Comverse Technology(a)
       513,600                                    412,500     926,100            Corning Inc(a)
       599,700                                  2,375,800   2,975,500            Lucent Technologies(a)
       333,500                                                333,500            Motorola Inc
                                                                                 Nokia Corp Sponsored ADR Representing Ord
       629,700          392,900        37,200   1,561,900   2,621,700            Shrs(b)(g)
     1,516,900                                  2,589,900   4,106,800            Nortel Networks(a)
       302,200          206,100        17,300     711,950   1,237,550            QUALCOMM Inc(f)
                        440,000        33,800     303,600     777,400            UTStarcom Inc(a)
====================================================================================================================================

                                                                           4.20% WIRELESS TELECOMMUNICATION SERVICES
       108,200                                                108,200            America Movil SA ADR Representing 20 Series L Shrs
     1,983,100          700,400        65,800               2,749,300            AT&T Wireless Services(a)
        43,900                                                 43,900            Boston Communications Group(a)
       965,000          829,400        66,600     530,700   2,391,700            Nextel Communications Class A Shrs(a)
       134,300                                                134,300            Nextel Partners Class A Shrs(a)
       451,200                                                451,200            Orange SA(a)
       698,800                                                698,800            Sprint Corp-PCS Group Series 1 Shrs(a)
       322,000                                                322,000            Telecom Italia Mobile SpA(b)
                        154,500        15,900                 170,400            United States Cellular(a)
                                                                                 Vodafone Group PLC Sponsored ADR Representing 10
       775,571          101,400                   781,200   1,658,171            Ord Shrs
====================================================================================================================================

                                                                                 TOTAL COMMON STOCKS & WARRANTS (COST $255,802,849,
                                                                                 $376,832,365, $32,936,104, $1,730,029,294 AND
                                                                                 $2,395,600,612, RESPECTIVELY)
====================================================================================================================================

                                                                                       VALUE
                                                -----------------------------------------------------------------------------------
                                                                     AIM GLOBAL
                                                    INVESCO         SCIENCE AND      AIM NEW          INVESCO
                                                TELECOMMUNICATIONS   TECHNOLOGY     TECHNOLOGY       TECHNOLOGY        PRO FORMA
DESCRIPTION                                          FUND               FUND           FUND             FUND            COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp                                                            5,325,188        507,936         60,835,104        66,668,228
Intersil Corp Class A Shrs(a)                                                                           4,394,144         4,394,144
Linear Technology                                                                                      30,342,123        30,342,123
Marvell Technology Group Ltd(a)                                       3,453,970        404,729                            3,858,699
Maxim Integrated Products                                             1,744,596        158,928         25,858,308        27,761,832
Microchip Technology                                                  9,048,530        583,070         21,746,720        31,378,320
National Semiconductor(a)                                                                               7,862,256         7,862,256
PMC-Sierra Inc(a)                                                                                       1,612,450         1,612,450
QLogic Corp(a)                                                        7,197,732        482,820         10,740,888        18,421,440
RF Micro Devices(a)                                     549,242                                         6,191,180         6,740,422
Semiconductor HOLDRs Trust(c)                         2,685,367                                                           2,685,367
Silicon Laboratories(a)                                               6,338,760        632,830                            6,971,590
Skyworks Solutions(a)(b)                              1,614,816                                         4,174,100         5,788,916
STMicroelectronics NV New York Shrs                                   4,265,432        171,990                            4,437,422
Taiwan Semiconductor Manufacturing Sponsored ADR
Representing 5 Ord Shrs                                               3,488,400        341,726         13,352,610        17,182,736
Texas Instruments                                                    11,593,234        325,763         15,451,643        27,370,640
United Microelectronics Sponsored ADR
Representing 5 Ord Shrs                                                                                 5,096,833         5,096,833
Vitesse Semiconductor(a)                                                                                1,442,574         1,442,574
Xilinx Inc(a)(f)                                                      4,466,628        414,357         20,408,838        25,289,823
====================================================================================================================================
                                                                                                                        349,400,441
SYSTEMS SOFTWARE
Adobe Systems                                                                                          25,980,441        25,980,441
BMC Software(a)                                                                                        17,447,058        17,447,058
Borland Software(a)                                                   2,081,040        226,320                            2,307,360
Micromuse Inc(a)                                                                                        3,156,400         3,156,400
Microsoft Corp                                                       13,557,600      1,082,187        104,761,512       119,401,299
Networks Associates(a)                                                                                 12,415,190        12,415,190
Oracle Corp(a)                                                        4,875,541        390,564         39,832,103        45,098,208
Symantec Corp(a)                                      8,721,468       9,152,448        858,042         46,138,368        64,870,326
VERITAS Software(a)                                                                                    12,328,854        12,328,854
====================================================================================================================================
                                                                                                                        303,005,136
TELECOMMUNICATIONS EQUIPMENT
ADC Telecommunications(a)                             2,022,508                                         4,165,922         6,188,430
ADTRAN Inc(a)                                           872,613                                                             872,613
Advanced Fibre Communications(a)                        800,906         929,596         86,298                            1,816,800
Alcatel SA Sponsored ADR Representing Ord Shrs        3,925,922                                         6,761,157        10,687,079
CIENA Corp(a)                                                                                           2,586,603         2,586,603
Comverse Technology(a)                                1,128,738                                                           1,128,738
Corning Inc(a)                                        2,999,424                                         2,409,000         5,408,424
Lucent Technologies(a)                                  881,559                                         3,492,426         4,373,985
Motorola Inc                                          2,754,710                                                           2,754,710
Nokia Corp Sponsored ADR Representing Ord
Shrs(b)(g)                                            8,822,097       5,504,529        521,172         21,882,219        36,730,017
Nortel Networks(a)                                    3,155,152                                         5,386,992         8,542,144
QUALCOMM Inc(f)                                      10,897,332       7,431,966        623,838         25,672,917        44,626,053
UTStarcom Inc(a)                                                      8,795,600        675,662          6,068,964        15,540,226
====================================================================================================================================
                                                                                                                        141,255,822
WIRELESS TELECOMMUNICATION SERVICES
America Movil SA ADR Representing 20
Series L Shrs                                         1,446,634                                                           1,446,634
AT&T Wireless Services(a)                          $ 13,088,460    $  4,622,640    $   434,280                       $   18,145,380
Boston Communications Group(a)                          687,474                                                             687,474
Nextel Communications Class A Shrs(a)                12,921,350      11,105,666        891,774     $    7,106,073        32,024,863
Nextel Partners Class A Shrs(a)                         676,872                                                             676,872
Orange SA(a)                                          3,618,768                                                           3,618,768
Sprint Corp-PCS Group Series 1 Shrs(a)                3,046,768                                                           3,046,768
Telecom Italia Mobile SpA(b)                          1,314,110                                                           1,314,110
United States Cellular(a)                                             3,647,745        375,399                            4,023,144
Vodafone Group PLC Sponsored ADR Representing
10 Ord Shrs                                          14,130,904       1,847,508                        14,233,464        30,211,876
====================================================================================================================================
                                                                                                                         95,195,889
TOTAL COMMON STOCKS & WARRANTS (COST $255,802,849,
$376,832,365, $32,936,104, $1,730,029,294 AND
$2,395,600,612, RESPECTIVELY)                                                                                         2,103,181,222
====================================================================================================================================

                                                         0.07% PREFERRED STOCKS

     SHARES, CONTRACTS OR PRINCIPAL AMOUNT
------------------------------------------------------------------------
                    AIM GLOBAL
      INVESCO       SCIENCE AND    AIM NEW       INVESCO
TELECOMMUNICATIONS  TECHNOLOGY    TECHNOLOGY    TECHNOLOGY  PRO FORMA
       FUND            FUND          FUND          FUND      COMBINED            DESCRIPTION
------------------------------------------------------------------------------------------------------------------------------------
                                                                           0.00% BIOTECHNOLOGY
                                                   51,527      51,527            Ingenex Inc, Conv Pfd, Series B Shrs(a)(k)
====================================================================================================================================
                                                                           0.07% NETWORKING EQUIPMENT
       752,715                                  1,925,754   2,678,469            Calient Networks, Pfd, Series D Shrs(a)(d)(k)
====================================================================================================================================
                                                                                 TOTAL PREFERRED STOCKS (COST $5,438,366, $0, $0,
                                                                                 $14,213,578 AND $19,651,944, RESPECTIVELY)
====================================================================================================================================
                                                                           0.02% FIXED INCOME SECURITIES - CORPORATE BONDS
                                                                           0.02% NETWORKING EQUIPMENT
                                                                                 Kestrel Solutions, Conv Sub Notes(e)(i)(k), 5.500%,
                                                                                 7/15/2005 (Cost $2,500,000, $0, $0, $2,500,000 and
   $ 2,500,000                                $ 2,500,000 $ 5,000,000            $5,000,000, respectively)
====================================================================================================================================
                                                                           0.45% OTHER SECURITIES - DIVERSIFIED FINANCIAL SERVICES
                                                                                 BlueStream Ventures LP(a)(h)(k)(Cost $12,072,288,
                                                                                 $0, $0, $12,268,055 and $24,340,343, respectively)
====================================================================================================================================
                                                                           7.78% SHORT-TERM INVESTMENTS
                                                                           4.50% COMMERCIAL PAPER
                                                                           2.65% CONSUMER RECEIVABLES
                                                                                 New Center Asset Trust, Discount Notes, Series 1,
   $10,000,000                                $50,000,000 $60,000,000            1.420%, 4/1/2003
====================================================================================================================================
                                                                           1.85% DIVERSIFIED FINANCIAL SERVICES
                                                                                 State Street Boston, Discount Notes, 1.390%,
   $13,000,000                                $29,000,000 $42,000,000            4/1/2003
====================================================================================================================================
                                                                                 TOTAL COMMERCIAL PAPER (Amortized Cost $23,000,000,
                                                                                 $0, $0, $79,000,000 and 102,000,000, respectively)
====================================================================================================================================

                                                                           3.17% INVESTMENT COMPANIES
                                                                                 INVESCO Treasurer's Series Money Market Reserve
    18,406,718                                 33,984,450  52,391,168            Fund (d)(j), 1.092%
                      8,159,866     1,576,221               9,736,087            STIC Liquid Assets Portfolio(d)
                      8,159,866     1,576,221               9,736,087            STIC Prime Portfolio(d)
====================================================================================================================================
                                                                                 TOTAL INVESTMENT COMPANIES (Cost $18,406,718,
                                                                                 $16,319,732, $3,152,442, $33,984,450 and
                                                                                 $71,863,342, respectively)
====================================================================================================================================
                                                                                 0.11% REPURCHASE AGREEMENTS
                                                                                 Repurchase Agreement with State Street dated
                                                                                 3/31/2003 due 4/1/2003 at 1.230%, repurchased at
                                                                                 $571,020, $0, $0, $1,910,065 and $2,481,085,
                                                                                 respectively (Collateralized by Federal Home Loan
                                                                                 Bank, Discount Notes, due 4/1/2003, value $585,000,
                                                                                 $0, $0, $1,950,000 and $2,535,000, respectively)
                                                                                 (Cost $571,000, $0, $0, $1,910,000 and $2,481,000,
   $   571,000                                $ 1,910,000 $ 2,481,000            respectively)
====================================================================================================================================
                                                                                 TOTAL SHORT-TERM INVESTMENTS (Amortized Cost
                                                                                 $41,977,718, $16,319,732, $3,152,442, $114,894,450
                                                                                 and $176,344,342, respectively)
====================================================================================================================================
                                                                           0.01% OPTIONS PURCHASED-PUTS
                                                                           0.01% TELECOMMUNICATIONS EQUIPMENT
                                                                                 QUALCOMM Inc, 7/19/2003, $35.00 (Cost $261,403,
         1,511                                                  1,511            $0, $0, $0 and $261,403, respectively)
====================================================================================================================================
                                                                         101.09% TOTAL INVESTMENTS AT VALUE
                                                                                 (COST $318,052,624, $393,152,097, $36,088,546,
                                                                                 $1,873,905,377 AND $2,621,198,644, RESPECTIVELY)
====================================================================================================================================
                                                                          -1.09% OTHER ASSETS LESS LIABILITIES
====================================================================================================================================
                                                                         100.00% NET ASSETS AT VALUE
====================================================================================================================================

                                                                                      VALUE
                                                -----------------------------------------------------------------------------------
                                                                     AIM GLOBAL
                                                     INVESCO        SCIENCE AND     AIM NEW          INVESCO
                                                TELECOMMUNICATIONS   TECHNOLOGY    TECHNOLOGY       TECHNOLOGY         PRO FORMA
DESCRIPTION                                            FUND             FUND          FUND             FUND             COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY
Ingenex Inc, Conv Pfd, Series B Shrs(a)(k)                                                                     1                  1
====================================================================================================================================
NETWORKING EQUIPMENT
Calient Networks, Pfd, Series D Shrs(a)(d)(k)           432,352                                        1,106,133          1,538,485
====================================================================================================================================
TOTAL PREFERRED STOCKS (COST $5,438,366, $0, $0,
$14,213,578 AND $19,651,944, RESPECTIVELY)                                                                                1,538,486
====================================================================================================================================
FIXED INCOME SECURITIES - CORPORATE BONDS
NETWORKING EQUIPMENT
Kestrel Solutions, Conv Sub Notes(e)(i)(k), 5.500%,
7/15/2005 (Cost $2,500,000, $0, $0, $2,500,000 and
$5,000,000, respectively)                               200,000                                          200,000            400,000
====================================================================================================================================
OTHER SECURITIES - DIVERSIFIED FINANCIAL SERVICES
BlueStream Ventures LP(a)(h)(k)(Cost $12,072,288,
$0, $0, $12,268,055 and $24,340,343, respectively)    5,102,127                                        5,184,864         10,286,991
====================================================================================================================================
SHORT-TERM INVESTMENTS
COMMERCIAL PAPER
CONSUMER RECEIVABLES
New Center Asset Trust, Discount Notes, Series 1,
1.420%, 4/1/2003                                     10,000,000                                       50,000,000         60,000,000
====================================================================================================================================
DIVERSIFIED FINANCIAL SERVICES
State Street Boston, Discount Notes, 1.390%,
4/1/2003                                             13,000,000                                       29,000,000         42,000,000
====================================================================================================================================
TOTAL COMMERCIAL PAPER (Amortized Cost $23,000,000,
$0, $0, $79,000,000 and 102,000,000, respectively)                                                                      102,000,000
====================================================================================================================================

INVESTMENT COMPANIES
INVESCO Treasurer's Series Money Market Reserve
Fund (d)(j), 1.092%                                  18,406,718                                       33,984,450         52,391,168
STIC Liquid Assets Portfolio(d)                                       8,159,866     1,576,221                             9,736,087
STIC Prime Portfolio(d)                                               8,159,866     1,576,221                             9,736,087
====================================================================================================================================
TOTAL INVESTMENT COMPANIES (Cost $18,406,718,
$16,319,732, $3,152,442, $33,984,450 and
$71,863,342, respectively)                                                                                               71,863,342
====================================================================================================================================
0.11% REPURCHASE AGREEMENTS
Repurchase Agreement with State Street dated
3/31/2003 due 4/1/2003 at 1.230%, repurchased at
$571,020, $0, $0, $1,910,065 and $2,481,085,
respectively (Collateralized by Federal Home Loan
Bank, Discount Notes, due 4/1/2003, value $585,000,
$0, $0, $1,950,000 and $2,535,000, respectively)
(Cost $571,000, $0, $0, $1,910,000 and $2,481,000,
respectively)                                           571,000                                        1,910,000          2,481,000
====================================================================================================================================
TOTAL SHORT-TERM INVESTMENTS (Amortized Cost
$41,977,718, $16,319,732, $3,152,442, $114,894,450
and $176,344,342, respectively)                                                                                      $  176,344,342
====================================================================================================================================
OPTIONS PURCHASED-PUTS
TELECOMMUNICATIONS EQUIPMENT
QUALCOMM Inc, 7/19/2003, $35.00 (Cost $261,403,
$0, $0, $0 and $261,403, respectively)                  309,755                                                             309,755
====================================================================================================================================
TOTAL INVESTMENTS AT VALUE
(COST $318,052,624, $393,152,097, $36,088,546,
$1,873,905,377 AND $2,621,198,644, RESPECTIVELY)    297,331,553    $362,905,583   $35,247,965     $1,596,575,695      2,292,060,796
====================================================================================================================================
OTHER ASSETS LESS LIABILITIES                       (19,188,925)     (1,520,618)     (937,364)        (3,099,757)       (24,746,664)
====================================================================================================================================
NET ASSETS AT VALUE                                $278,142,628    $361,384,965   $34,310,601     $1,593,475,938     $2,267,314,132
====================================================================================================================================

(a)  Security is non-income producing.

(b) Loaned security, a portion or all of the security is on loan at March 31, 2003.

(c)  HOLDRs - Holding Company Depositary Receipts.

(d)  Security is an affiliated company.

(e) Securities acquired pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.

(f)  Securities are pledged with broker as collateral for written options.

(g) A portion of the security has been designated for remaining commitments to purchase additional interest in BlueStream Ventures LP.

(h) The INVESCO Technology and INVESCO Telecommunications Funds have remaining commitments of $10,575,000 and $10,406,250, respectively, to purchase additional interests in BlueStream Ventures LP, which are subject to terms of the limited partnership agreement.

(i) Defaulted security. The issuer is in default with respect to interest payments and the Fund has stopped accruing interest income.

(j) The security has been purchased with the cash collateral received from securities on loan.

* As of 3/31/03, all of the securities held by the INVESCO Telecommunications Fund, AIM Global Science and Technology Fund and AIM New Technology Fund would comply with the compliance guidelines and/or investment restrictions of the INVESCO Technology Fund.


See Notes to Financial Statements

(k) The following are restricted and illiquid securities at March 31, 2003. SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

                                                                                  COST
                                               -------------------------------------------------------------------------
                                                                      AIM GLOBAL
                                                    INVESCO          SCIENCE AND    AIM NEW       INVESCO                  % OF NET
                               ACQUISITION     TELECOMMUNICATIONS    TECHNOLOGY    TECHNOLOGY   TECHNOLOGY   PRO FORMA       ASSETS
DESCRIPTION                       DATES               FUND               FUND         FUND         FUND       COMBINED      AT VALUE
------------------------------------------------------------------------------------------------------------------------------------
BlueStream Ventures LP       8/30/00-12/9/02           $12,072,288                              $12,268,055  $24,340,343      0.45%
Calient Networks, Pfd,
Series D Shrs                        12/8/00             5,438,366                               13,913,578   19,351,944      0.07%
Ingenex Inc, Conv Pfd,
Series B Shrs                        9/27/94                                                        300,000      300,000      0.00%
Kestrel Solutions, Conv
Sub Notes, 5.500%, 7/15/2005         7/20/00             2,500,000                                2,500,000    5,000,000      0.02%
====================================================================================================================================
                                                                                                                              0.54%
====================================================================================================================================

See Notes to Financial Statements

OPTION CONTRACTS

                         NUMBER OF CONTRACTS
                     AIM GLOBAL
      INVESCO        SCIENCE AND    AIM NEW      INVESCO
TELECOMMUNICATIONS   TECHNOLOGY    TECHNOLOGY   TECHNOLOGY  PRO FORMA
       FUND             FUND          FUND         FUND     COMBINED    DESCRIPTION
                                                                        OPTIONS WRITTEN
                                                                        CALLS
                                                 (6,539)     (6,539)    Xilinx Inv, 4/2003, $27.50
     (1,511)                                                 (1,511)    QUALCOMM Inc, 7/2003, $42.50


                                                         PREMIUMS RECEIVED
                                                   AIM GLOBAL
                                   INVESCO         SCIENCE AND    AIM NEW      INVESCO
                              TELECOMMUNICATIONS   TECHNOLOGY    TECHNOLOGY   TECHNOLOGY  PRO FORMA
DESCRIPTION                          FUND              FUND         FUND         FUND     COMBINED
OPTIONS WRITTEN
CALLS
Xilinx Inv, 4/2003, $27.50                                                   $  928,509  $  928,509
QUALCOMM Inc, 7/2003, $42.50       $297,659                                                 297,659
                                                                                         $1,226,168

                                                            VALUE
                                                  AIM GLOBAL
                                    INVESCO       SCIENCE AND    AIM NEW      INVESCO
                              TELECOMMUNICATIONS  TECHNOLOGY    TECHNOLOGY  TECHNOLOGY  PRO FORMA
DESCRIPTION                          FUND            FUND          FUND        FUND      COMBINED
OPTIONS WRITTEN
CALLS
Xilinx Inv, 4/2003, $27.50                                                  $(114,433)  $(114,433)
QUALCOMM Inc, 7/2003, $42.50      $(230,428)                                             (230,428)
                                                                                        $(344,861)

See Notes to Financial Statements

PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003
UNAUDITED

                                                                                  AIM GLOBAL
                                                             INVESCO              SCIENCE AND         AIM NEW
                                                         TELECOMMUNICATIONS       TECHNOLOGY         TECHNOLOGY
                                                               FUND                  FUND               FUND
                                                         ------------------------------------------------------------
ASSETS
Investment Securities:
At Cost(a)(b)                                            $    318,052,624     $    393,152,097     $  36,088,546
=====================================================================================================================
At Value(a)(b)                                           $    297,331,553     $    362,905,583     $  35,247,965
Cash                                                                6,580                    0                 0
Foreign Currencies (Cost $0, $541, $0, $0 and
$541, respectively)                                                     0                  492                 0
Receivables:
   Investment Securities Sold                                   1,457,710                    0                 0
   Fund Shares Sold                                               137,164            4,052,341            19,717
   Dividends and Interest                                         397,037              131,067            14,298
   Due from Advisor                                                    --                   --                --
Prepaid Expenses and Other Assets                                 104,556                6,757            13,060
---------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                  299,434,600          367,096,240        35,295,040
---------------------------------------------------------------------------------------------------------------------
LIABILITIES
Options Written at Value
   (Premiums Received $297,659, $0, $0, $928,509
   and $1,226,168, respectively)                                  230,428                    0                 0
Payables:
   Investment Securities Purchased                              1,953,643            4,224,257           884,740
   Fund Shares Repurchased                                        562,373              267,163             7,712
   Securities Loaned                                           18,406,718                    0                 0
Accrued Distribution Expenses
   Investor Class                                                  55,275                   --                --
   Class A                                                            110              190,845             8,171
   Class B                                                             12              150,740            14,079
   Class C                                                          2,258               22,345             6,953
   Class K                                                            248                   --                --
Accrued Merger Expenses                                                --                   --                --
Accrued Expenses and Other Payables                                80,907              855,925            62,784
---------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                              21,291,972            5,711,275           984,439
---------------------------------------------------------------------------------------------------------------------
NET ASSETS AT VALUE                                      $    278,142,628     $    361,384,965     $  34,310,601
=====================================================================================================================
NET ASSETS
Paid-in Capital                                          $  1,955,452,313     $  1,899,595,018     $ 126,014,770
Accumulated Undistributed Net Investment Loss                     (66,378)         (14,636,649)         (180,198)
Accumulated Undistributed Net Realized Loss
on Investment Securities, Foreign Currency
Transactions and Option Contracts                          (1,656,590,047)      (1,493,326,879)      (90,683,390)
Net Appreciation (Depreciation) of Investment
Securities, Foreign Currency Transactions and
Option Contracts                                              (20,653,260)         (30,246,525)         (840,581)
---------------------------------------------------------------------------------------------------------------------
NET ASSETS AT VALUE, APPLICABLE TO SHARES OUTSTANDING    $    278,142,628     $    361,384,965     $  34,310,601
=====================================================================================================================

                                                           INVESCO
                                                          TECHNOLOGY          PRO FORMA        PRO FORMA
                                                             FUND            ADJUSTMENTS        COMBINED
                                                         ---------------------------------------------------
ASSETS
Investment Securities:
At Cost(a)(b)                                            $1,873,905,377                     $ 2,621,198,644
============================================================================================================
At Value(a)(b)                                           $1,596,575,695                     $ 2,292,060,796
Cash                                                              6,204                              12,784
Foreign Currencies (Cost $0, $541, $0, $0 and
$541, respectively)                                                   0                                 492
Receivables:
   Investment Securities Sold                                54,863,674                          56,321,384
   Fund Shares Sold                                           5,018,934                           9,228,156
   Dividends and Interest                                       525,375                           1,067,777
   Due from Advisor                                                  --     $ 1,767,100           1,767,100
Prepaid Expenses and Other Assets                               160,176                             284,549
------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                              1,657,150,058       1,767,100       2,360,743,038
------------------------------------------------------------------------------------------------------------
LIABILITIES
Options Written at Value
   (Premiums Received $297,659, $0, $0, $928,509
   and $1,226,168, respectively)                                114,433                             344,861
Payables:
   Investment Securities Purchased                           20,722,456                          27,785,096
   Fund Shares Repurchased                                    8,425,828                           9,263,076
   Securities Loaned                                         33,984,450                          52,391,168
Accrued Distribution Expenses
   Investor Class                                               174,578                             229,853
   Class A                                                        1,194                             200,320
   Class B                                                          423                             165,254
   Class C                                                        4,925                              36,481
   Class K                                                        8,100                               8,348
Accrued Merger Expenses                                              --       1,767,100           1,767,100
Accrued Expenses and Other Payables                             237,733                           1,237,349
------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                            63,674,120       1,767,100          93,428,906
------------------------------------------------------------------------------------------------------------
NET ASSETS AT VALUE                                      $1,593,475,938     $         0     $ 2,267,314,132
============================================================================================================
NET ASSETS
Paid-in Capital                                          $6,042,626,245                     $10,023,688,346
Accumulated Undistributed Net Investment Loss                  (232,309)                        (15,115,534)
Accumulated Undistributed Net Realized Loss
on Investment Securities, Foreign Currency
Transactions and Option Contracts                        (4,172,402,393)                     (7,413,002,709)
Net Appreciation (Depreciation) of Investment
Securities, Foreign Currency Transactions and
Option Contracts                                           (276,515,605)                       (328,255,971)
------------------------------------------------------------------------------------------------------------
NET ASSETS AT VALUE, APPLICABLE TO SHARES OUTSTANDING    $1,593,475,938                     $ 2,267,314,132
============================================================================================================

INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003
UNAUDITED

                                                                     AIM GLOBAL
                                                        INVESCO      SCIENCE AND      AIM NEW       INVESCO
                                                  TELECOMMUNICATIONS TECHNOLOGY      TECHNOLOGY    TECHNOLOGY
                                                          FUND          FUND            FUND          FUND
                                                  --------------------------------------------------------------
NET ASSETS AT VALUE:
Institutional Class                                          --                --            --   $707,040,240
================================================================================================================
Investor Class                                     $274,946,793                --            --   $853,529,554
================================================================================================================
Class A                                            $    325,550      $259,794,538   $17,832,997   $  4,459,686
================================================================================================================
Class B                                            $     15,865      $ 86,450,773   $10,902,887   $    531,767
================================================================================================================
Class C                                            $  2,188,211      $ 15,139,654   $ 5,574,717   $  5,758,958
================================================================================================================
Class K                                            $    666,209                --            --   $ 22,155,733
================================================================================================================
Shares Outstanding
Institutional Class                                          --                --            --     40,770,656
Investor Class                                       34,558,571                --            --     50,510,923
Class A                                                  41,098        56,238,269     8,614,884        262,641
Class B                                                   2,011        20,078,388     5,356,039         31,586
Class C                                                 283,394         3,516,236     2,736,421        351,409
Class K                                                  84,345                --            --      1,320,710
================================================================================================================
NET ASSET VALUE PER SHARE:
Institutional Class, Offering and Redemption
Price per Share                                              --                --            --   $      17.34
Investor Class, Offering and Redemption Price
per Share                                          $       7.96                --            --   $      16.90
Class A
   Redemption Price per Share                      $       7.92      $       4.62   $      2.07   $      16.98
   Offering Price per Share (Maximum sales charge
   of 5.50%, 4.75%, 5.50%, 5.50% and 5.50%,
   respectively)                                   $       8.38      $       4.85   $      2.19   $      17.97
Class B, Offering and Redemption Price per Share   $       7.89      $       4.31   $      2.04   $      16.84
Class C, Offering and Redemption Price per Share   $       7.72      $       4.31   $      2.04   $      16.39
Class K, Offering and Redemption Price per Share   $       7.90                --            --   $      16.78
================================================================================================================



                                                      PRO FORMA           PRO FORMA
                                                     ADJUSTMENTS          COMBINED
                                                  ------------------------------------
NET ASSETS AT VALUE:
Institutional Class                                                    $  707,040,240
======================================================================================
Investor Class                                                         $1,128,476,347
======================================================================================
Class A                                                                $  282,412,771
======================================================================================
Class B                                                                $   97,901,292
======================================================================================
Class C                                                                $   28,661,540
======================================================================================
Class K                                                                $   22,821,942
======================================================================================
Shares Outstanding
Institutional Class                                                        40,770,656
Investor Class                                        16,269,041   (c)     66,779,964
Class A                                               16,369,440   (c)     16,632,081
Class B                                                5,782,038   (c)      5,813,624
Class C                                                1,397,351   (c)      1,748,760
Class K                                                   39,703   (c)      1,360,413
======================================================================================
NET ASSET VALUE PER SHARE:
Institutional Class, Offering and Redemption
Price per Share                                                        $        17.34
Investor Class, Offering and Redemption Price
per Share                                                              $        16.90
Class A
   Redemption Price per Share                                          $        16.98
   Offering Price per Share (Maximum sales charge
   of 5.50%, 4.75%, 5.50%, 5.50% and 5.50%,
   respectively)                                                       $        17.97
Class B, Offering and Redemption Price per Share                       $        16.84
Class C, Offering and Redemption Price per Share                       $        16.39
Class K, Offering and Redemption Price per Share                       $        16.78
======================================================================================

(a) Investment securities at cost and value at March 31, 2003 include repurchase agreements of $571,000, $1,910,000 and $2,481,000, respectively, for INVESCO Telecommunications Fund, INVESCO Technology Fund and Pro Forma Combined.

(b) Investment securities at cost and value at March 31, 2003 include $17,205,652, $31,829,843 and $49,035,495, respectively, of securities loaned for INVESCO Telecommunications Fund, INVESCO Technology Fund and Pro Forma Combined.

(c) Adjustment to reflect the exchange of shares of common stock outstanding from INVESCO Telecommunications Fund, AIM Global Science and Technology Fund and AIM New Technology Fund to INVESCO Technology Fund.

See Notes to Financial Statements

PRO FORMA STATEMENT OF OPERATIONS
INVESCO SECTOR FUNDS, INC.
YEAR ENDED MARCH 31, 2003
UNAUDITED

                                                                           AIM GLOBAL
                                                        INVESCO            SCIENCE AND    AIM NEW
                                                   TELECOMMUNICATIONS      TECHNOLOGY    TECHNOLOGY
                                                          FUND                FUND          FUND
                                                   -------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                              $3,913,369          $   945,322   $   58,200
Dividends from Affiliated Investment Companies             40,672                    0            0
Interest                                                  714,980                5,691            0
Securities Loaned Income                                  205,579              472,794        9,476
   Foreign Taxes Withheld                                (241,485)                   0            0
----------------------------------------------------------------------------------------------------
TOTAL INCOME                                            4,633,115            1,423,807       67,676
----------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees                                2,309,149            4,364,063      407,563
Distribution Expenses
   Investor Class                                         877,339                   --           --
   Class A                                                  2,837            1,539,723       75,047
   Class B                                                    112            1,216,106      129,286
   Class C                                                 32,223              180,410       63,858
   Class K                                                  3,027                   --           --
Transfer Agent Fees
   Institutional Class                                         --                   --           --
   Investor Class                                       5,273,178                   --           --
   Class A                                                  3,544            3,305,663      213,214
   Class B                                                    131            1,305,448      128,552
   Class C                                                 99,233              193,631       63,506
   Class K                                                 10,612                   --           --
Administrative Services Fees                              170,044              115,443       50,000
Custodian Fees and Expenses                               123,339               67,594       16,637
Directors' Fees and Expenses                               31,221                7,607        7,450
Interest Expenses                                           2,969                    0            0
Professional Fees and Expenses                             55,220               27,771       56,450
Registration Fees and Expenses
   Institutional Class                                         --                   --           --
   Investor Class                                         114,342                   --           --
   Class A                                                     15               46,025       16,174
   Class B                                                      5               18,176        9,751
   Class C                                                    716                2,696        4,817
   Class K                                                  1,472                   --           --
Reports to Shareholders                                   779,158              619,772       32,655
Other Expenses                                             26,364               18,619       44,885
----------------------------------------------------------------------------------------------------
   TOTAL EXPENSES                                       9,916,250           13,028,747    1,319,845


                                                        INVESCO
                                                      TECHNOLOGY        PRO FORMA       PRO FORMA
                                                         FUND          ADJUSTMENTS      COMBINED
                                                   -----------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                              $ 3,714,705                     $ 8,631,596
Dividends from Affiliated Investment Companies                   0                          40,672
Interest                                                 2,433,548                       3,154,219
Securities Loaned Income                                   188,766                         876,615
   Foreign Taxes Withheld                                 (212,626)                       (454,111)
---------------------------------------------------------------------------------------------------
TOTAL INCOME                                             6,124,393                      12,248,991
---------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees                                11,673,473   $(3,079,079)(a)    15,675,169
Distribution Expenses
   Investor Class                                        2,714,413                       3,591,752
   Class A                                                   7,497      (461,917)(a)     1,163,187
   Class B                                                   1,755                       1,347,259
   Class C                                                  79,762                         356,253
   Class K                                                  96,657                          99,684
Transfer Agent Fees
   Institutional Class                                   1,921,921                       1,921,921
   Investor Class                                        7,981,678                      13,254,856
   Class A                                                   7,798      (617,953)(a)     2,912,266
   Class B                                                     857       128,467 (a)     1,563,455
   Class C                                                 136,791        39,211 (a)       532,372
   Class K                                                 289,239                         299,851
Administrative Services Fees                               892,715        44,315 (a)     1,272,517
Custodian Fees and Expenses                                294,267        (7,588)(b)       494,249
Directors' Fees and Expenses                               133,696        27,249 (b)       207,223
Interest Expenses                                            8,418                          11,387
Professional Fees and Expenses                             134,083      (107,101)(b)       166,423
Registration Fees and Expenses
   Institutional Class                                      22,779                          22,779
   Investor Class                                          185,595      (114,342)(b)       185,595
   Class A                                                       7                          62,221
   Class B                                                       4                          27,936
   Class C                                                     677                           8,906
   Class K                                                   1,452                           2,924
Reports to Shareholders                                  1,017,230                       2,448,815
Other Expenses                                              92,971        18,658 (b)       201,497
---------------------------------------------------------------------------------------------------
   TOTAL EXPENSES                                       27,695,735    (4,130,080)       47,830,497

INVESCO SECTOR FUNDS, INC.
YEAR ENDED MARCH 31, 2003
UNAUDITED


                                                                                       AIM GLOBAL
                                                                    INVESCO            SCIENCE AND      AIM NEW
                                                               TELECOMMUNICATIONS      TECHNOLOGY      TECHNOLOGY
                                                                      FUND                FUND            FUND
                                                               -----------------------------------------------------
   Fees and Expenses Absorbed/Reimbursed by Investment Adviser
      Investor Class                                             $  (3,343,479)                 --               --
      Class A                                                                0       $  (2,303,641)    $   (198,878)
      Class B                                                           (1,069)           (909,737)        (119,909)
      Class C                                                         (100,846)           (134,937)         (59,236)
      Class K                                                           (8,365)                 --               --
   Fees and Expenses Paid Indirectly                                   (74,314)            (12,084)          (1,150)
--------------------------------------------------------------------------------------------------------------------
      NET EXPENSES                                                   6,388,177           9,668,348          940,672
--------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                 (1,755,062)         (8,244,541)        (872,996)
--------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
   Investment Securities                                          (397,915,271)       (217,671,786)     (20,908,909)
   Foreign Currency Transactions                                      (120,611)            236,652                0
   Option Contracts                                                    314,778           2,448,992           20,388
--------------------------------------------------------------------------------------------------------------------
      Total Net Realized Loss                                     (397,721,104)       (214,986,142)     (20,888,521)
--------------------------------------------------------------------------------------------------------------------
Change in Net Appreciation/Depreciation of:
   Investment Securities                                           204,480,051         (41,423,573)      (4,076,054)
   Foreign Currency Transactions                                     5,240,216              30,885                0
   Option Contracts                                                   (114,268)           (423,379)            (235)
--------------------------------------------------------------------------------------------------------------------
      Total Change in Net Appreciation/Depreciation                209,605,999         (41,816,067)      (4,076,289)
--------------------------------------------------------------------------------------------------------------------
NET LOSS ON INVESTMENT SECURITIES, FOREIGN CURRENCY
   TRANSACTIONS AND OPTION CONTRACTS                              (188,115,105)       (256,802,209)     (24,964,810)
--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                       $(189,870,167)      $(265,046,750)    $(25,837,806)
====================================================================================================================


                                                                       INVESCO
                                                                     TECHNOLOGY       PRO FORMA          PRO FORMA
                                                                        FUND         ADJUSTMENTS          COMBINED
                                                                   --------------------------------------------------
   Fees and Expenses Absorbed/Reimbursed by Investment Adviser
      Investor Class                                               $            0    $  827,806 (c)   $    (2,515,673)
      Class A                                                                (818)      776,481 (c)        (1,726,856)
      Class B                                                              (1,027)      (57,155)(c)        (1,088,897)
      Class C                                                            (100,306)      (60,944)(c)          (456,269)
      Class K                                                            (130,850)       23,235 (c)          (115,980)
   Fees and Expenses Paid Indirectly                                       (2,015)       13,234 (b)           (76,329)
----------------------------------------------------------------------------------------------------------------------
      NET EXPENSES                                                     27,460,719    (2,607,423)           41,850,493
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                   (21,336,326)    2,607,423           (29,601,502)
----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
   Investment Securities                                           (1,341,077,063)                     (1,977,573,029)
   Foreign Currency Transactions                                           (1,037)                            115,004
   Option Contracts                                                    20,689,078                          23,473,236
----------------------------------------------------------------------------------------------------------------------
      Total Net Realized Loss                                      (1,320,389,022)                     (1,953,984,789)
----------------------------------------------------------------------------------------------------------------------
Change in Net Appreciation/Depreciation of:
   Investment Securities                                              (32,763,181)                        126,217,243
   Foreign Currency Transactions                                                0                           5,271,101
   Option Contracts                                                    (4,996,760)                         (5,534,642)
----------------------------------------------------------------------------------------------------------------------
      Total Change in Net Appreciation/Depreciation                   (37,759,941)                        125,953,702
----------------------------------------------------------------------------------------------------------------------
NET LOSS ON INVESTMENT SECURITIES, FOREIGN CURRENCY
   TRANSACTIONS AND OPTION CONTRACTS                               (1,358,148,963)                     (1,828,031,087)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                        $(1,379,485,289)   $2,607,423       $(1,857,632,589)
======================================================================================================================

(a) Reflects adjustments to Investment Advisory Fees, Distribution Expenses, Transfer Agent Fees and Administrative Services Fees based on the surviving Fund's contractual fee obligation.

(b)  Reflects elimination of duplicate services or fees.

(c) Reflects adjustment of the level to the surviving Fund's voluntary expense reimbursement.

See Notes to Financial Statements

PRO FORMA NOTES TO FINANCIAL STATEMENTS
UNAUDITED



NOTE 1 --  BASIS OF COMBINATION

On June 9, 2003, the Board of Directors of INVESCO Sector Funds, Inc.- INVESCO Technology Fund and INVESCO Telecommunications Fund, AIM Global Science and Technology Fund and AIM New Technology Fund a separate series of AIM Investment Funds (collectively the "Funds", individually the "Fund"), approved an Agreement and Plan of Reorganization (the "Plan") whereby, subject to approval by the shareholders of INVESCO Telecommunications Fund, AIM Global Science and Technology Fund and AIM New Technology Fund, INVESCO Technology Fund will acquire all of the assets of the INVESCO Telecommunications Fund, AIM Global Sciences and Technology Fund and AIM New Technology Fund subject to the liabilities of such Funds, in exchange for a number of shares of INVESCO Technology Fund equal in value to the net assets of INVESCO Telecommunications Fund, AIM Global Science and Technology Fund and AIM New Technology Fund (the "Merger").

The Merger will be accounted for as a tax-free merger of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at March 31, 2003. The unaudited pro forma statement of investment securities and statement of assets and liabilities reflect the financial position of the Funds at March 31, 2003. The unaudited pro forma statement of operations reflects the results of operations of the Funds for the year ended March 31, 2003. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the date indicated above for each Fund under generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of INVESCO Technology Fund for pre-combination periods will not be restated.

The unaudited pro forma statement of investment securities, unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund which are incorporated by reference in the Statement of Additional Information.

NOTE 2 -- SECURITY VALUATION

Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are primarily traded. In the event that closing bid prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Option contracts are valued at the average of the closing bid and ask prices from the exchange with the highest trading volume on that particular day.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

NOTE 3 -- CAPITAL SHARES

The unaudited pro forma net asset value per share assumes additional shares of common stock of INVESCO Technology Fund issued in connection with the proposed acquisition of INVESCO Telecommunications Fund, AIM Global Science and Technology Fund and AIM New Technology Fund by INVESCO Technology Fund as of March 31, 2003. The number of additional shares issued was calculated by dividing the net asset value of each Class of INVESCO Telecommunications Fund, AIM Global Science and Technology Fund and AIM New Technology Fund by the respective Class' net asset value per share of INVESCO Technology Fund.

NOTE 4 -- UNAUDITED PRO FORMA ADJUSTMENTS

The accompanying unaudited pro forma financial statements reflect changes in fund shares as if the merger had taken place on March 31, 2003. INVESCO Telecommunications Fund, AIM Global Science and Technology Fund and AIM New Technology Fund expenses were adjusted assuming INVESCO Technology Fund's fee structure was in effect for the entire year ended March 31, 2003.

NOTE 5 -- MERGER COSTS

Merger costs are estimated at approximately $1,767,100 and are not included in the unaudited pro forma statement of operations since these costs are not recurring. These costs represent the estimated expense of both Funds carrying out their obligations under the Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. INVESCO Funds Group, Inc., Investment Adviser to the Funds, will bear all of the cost of the Reorganization. The Funds will bear no expenses relating to the proposed Reorganization.

NOTE 6 -- FEDERAL INCOME TAXES

The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

The Fund intends to offset any net capital gains with any available capital loss carry forward until each carry forward has been fully utilized or expires. The amount of capital loss carry forward, which may offset INVESCO Technology Fund's capital gains in any given year may be limited as a result of previous reorganizations. In addition, no capital gain distribution shall be made until the capital loss carry forward has been fully utilized or expires.

                                                                    APPENDIX XIV

PRO FORMA FINANCIAL STATEMENTS PRO FORMA STATEMENT OF INVESTMENT SECURITIES * INVESCO SECTOR FUNDS, INC.
MARCH 31, 2003
UNAUDITED



              SHARES, CONTRACTS OR PRINCIPAL AMOUNT
-----------------------------------------------------------------
        AIM GLOBAL             INVESCO
         UTILITIES            UTILITIES            PRO FORMA
           FUND                 FUND               COMBINED                     DESCRIPTION
------------------------------------------------------------------------------------------------------------------------------------
                                                                         92.99% COMMON STOCKS
                                                                          0.88% DIVERSIFIED METALS & MINING
                66,700                                    66,700                Peabody Energy
====================================================================================================================================
                                                                         60.82% ELECTRIC UTILITIES
                                     55,700               55,700                Ameren Corp
                63,600               35,600               99,200                American Electric Power
               105,000                                   105,000                CenterPoint Energy
                47,000              103,700              150,700                Cinergy Corp
                92,000                                    92,000                CMS Energy
                65,000               78,100              143,100                Consolidated Edison
                86,500                                    86,500                Constellation Energy Group
                28,000               63,900               91,900                Dominion Resources
                                     58,600               58,600                DPL Inc
               143,000               50,600              193,600                DTE Energy
                65,334               54,300              119,634                Duke Energy
                58,880                                    58,880                E.ON AG
                55,500                                    55,500                Edison International(a)
               227,000                                   227,000                Endesa SA
                39,600                                    39,600                Endesa SA Sponsored ADR Representing Ord Shrs
               306,200              136,200              442,400                Energy East
                62,000               73,600              135,600                Entergy Corp
                59,000               67,775              126,775                Exelon Corp
                90,000                                    90,000                FirstEnergy Corp
               132,000               60,000              192,000                FPL Group
                                     41,900               41,900                Hawaiian Electric Industries
                                     92,100               92,100                NiSource Inc
               134,000                                   134,000                Northeast Utilities
               106,000                                   106,000                OGE Energy
                                     46,900               46,900                Pepco Holdings
                77,000                                    77,000                PG&E Corp(a)
               228,600               52,400              281,000                Pinnacle West Capital
                                     17,200               17,200                PNM Resources
                75,000               98,500              173,500                PPL Corp
                36,500               69,500              106,000                Progress Energy
                89,300                                    89,300                Public Power GDR(b)
                63,600               60,800              124,400                Public Service Enterprise Group
               120,000               93,200              213,200                Puget Energy
                                     86,600               86,600                SCANA Corp
               209,700               84,400              294,100                Southern Co
                86,500                                    86,500                TXU Corp
                62,500                                    62,500                Wisconsin Energy
====================================================================================================================================

                                                                          8.00% GAS UTILITIES
                55,000               51,200              106,200                KeySpan Corp
                37,200                                    37,200                Kinder Morgan
               290,000                                   290,000                NiSource Inc
                44,000                                    44,000                Peoples Energy
               164,000                                   164,000                Sempra Energy
               247,600                                   247,600                Snam Rete Gas SpA
====================================================================================================================================

                                                                          0.41% INTEGRATED OIL & GAS
                 6,800                                     6,800                TotalFinaElf SA
====================================================================================================================================

                                                                         12.89% INTEGRATED TELECOMMUNICATION SERVICES
                                     12,700               12,700                AT&T Corp
               154,100              148,200              302,300                BellSouth Corp
                                    127,600              127,600                CenturyTel Inc
                88,000              135,712              223,712                SBC Communications
               526,700                                   526,700                Telecom Italia SpA
               255,743                                   255,743                Telefonica SA(a)
               128,662               93,796              222,458                Verizon Communications
====================================================================================================================================

                                                                          4.04% MULTI-UTILITIES & UNREGULATED POWER
               428,800                                   428,800                ACEA SpA(a)
                22,100                                    22,100                Equitable Resources
                31,000                                    31,000                MDU Resources Group
               202,526                                   202,526                National Grid Transco PLC
                61,000                                    61,000                ONEOK Inc
               161,663                                   161,663                Reliant Resources(a)(c)
                67,750                                    67,750                Suez SA
                10,250                                    10,250                Texas Genco Holdings
               151,936                                   151,936                United Utilities PLC
====================================================================================================================================


                                                                                VALUE
                                                        --------------------------------------------------------
                                                           AIM GLOBAL          INVESCO
                                                           UTILITIES          UTILITIES            PRO FORMA
DESCRIPTION                                                  FUND              FUND                COMBINED
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS
DIVERSIFIED METALS & MINING
Peabody Energy                                           $  1,860,263                              $  1,860,263
================================================================================================================
ELECTRIC UTILITIES
Ameren Corp                                                                  $2,175,085               2,175,085
American Electric Power                                     1,453,260           813,460               2,266,720
CenterPoint Energy                                            740,250                                   740,250
Cinergy Corp                                                1,581,550         3,489,505               5,071,055
CMS Energy                                                    405,720                                   405,720
Consolidated Edison                                         2,500,550         3,004,507               5,505,057
Constellation Energy Group                                  2,398,645                                 2,398,645
Dominion Resources                                          1,550,360         3,538,143               5,088,503
DPL Inc                                                                         730,156                 730,156
DTE Energy                                                  5,526,950         1,955,690               7,482,640
Duke Energy                                                   949,956           789,522               1,739,478
E.ON AG                                                     2,430,585                                 2,430,585
Edison International(a)                                       759,795                                   759,795
Endesa SA                                                   2,765,552                                 2,765,552
Endesa SA Sponsored ADR Representing Ord Shrs                 481,140                                   481,140
Energy East                                                 5,450,360         2,424,360               7,874,720
Entergy Corp                                                2,985,300         3,543,840               6,529,140
Exelon Corp                                                 2,974,190         3,416,538               6,390,728
FirstEnergy Corp                                            2,835,000                                 2,835,000
FPL Group                                                   7,778,760         3,535,800              11,314,560
Hawaiian Electric Industries                                                  1,707,844               1,707,844
NiSource Inc                                                                  1,676,220               1,676,220
Northeast Utilities                                         1,865,280                                 1,865,280
OGE Energy                                                  1,904,820                                 1,904,820
Pepco Holdings                                                                  816,060                 816,060
PG&E Corp(a)                                                1,035,650                                 1,035,650
Pinnacle West Capital                                       7,598,664         1,741,776               9,340,440
PNM Resources                                                                   386,828                 386,828
PPL Corp                                                    2,670,750         3,507,585               6,178,335
Progress Energy                                             1,428,975         2,720,925               4,149,900
Public Power GDR(b)                                         1,286,021                                 1,286,021
Public Service Enterprise Group                             2,333,484         2,230,752               4,564,236
Puget Energy                                                2,557,200         1,986,092               4,543,292
SCANA Corp                                                                    2,591,072               2,591,072
Southern Co                                                 5,963,868         2,400,336               8,364,204
TXU Corp                                                    1,544,025                                 1,544,025
Wisconsin Energy                                            1,587,500                                 1,587,500
================================================================================================================
                                                                                                    128,526,256
GAS UTILITIES
KeySpan Corp                                                1,773,750         1,651,200               3,424,950
Kinder Morgan                                               1,674,000                                 1,674,000
NiSource Inc                                                5,278,000                                 5,278,000
Peoples Energy                                              1,573,880                                 1,573,880
Sempra Energy                                               4,093,440                                 4,093,440
Snam Rete Gas SpA                                             871,139                                   871,139
================================================================================================================
                                                                                                     16,915,409
INTEGRATED OIL & GAS
TotalFinaElf SA                                               861,882                                   861,882
================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES
AT&T Corp                                                                       205,740                 205,740
BellSouth Corp                                              3,339,347         3,211,494               6,550,841
CenturyTel Inc                                                                3,521,760               3,521,760
SBC Communications                                          1,765,280         2,722,383               4,487,663
Telecom Italia SpA                                          2,221,425                                 2,221,425
Telefonica SA(a)                                            2,394,780                                 2,394,780
Verizon Communications                                      4,548,202         3,315,689               7,863,891
================================================================================================================
                                                                                                     27,246,100
MULTI-UTILITIES & UNREGULATED POWER
ACEA SpA(a)                                                 1,532,088                                 1,532,088
Equitable Resources                                           828,971                                   828,971
MDU Resources Group                                           865,520                                   865,520
National Grid Transco PLC                                   1,242,712                                 1,242,712
ONEOK Inc                                                   1,118,740                                 1,118,740
Reliant Resources(a)(c)                                       575,520                                   575,520
Suez SA                                                       788,388                                   788,388
Texas Genco Holdings                                          178,247                                   178,247
United Utilities PLC                                        1,409,861                                 1,409,861
================================================================================================================
                                                                                                      8,540,047

              SHARES, CONTRACTS OR PRINCIPAL AMOUNT
-----------------------------------------------------------------
        AIM GLOBAL             INVESCO
         UTILITIES            UTILITIES            PRO FORMA
           FUND                 FUND               COMBINED                     DESCRIPTION
------------------------------------------------------------------------------------------------------------------------------------
                                                                          2.03% NATURAL GAS PIPELINES
                                     22,387               22,387                Enbridge Energy Management LLC
                                    104,771              104,771                Kinder Morgan Management LLC(a)
====================================================================================================================================

                                                                          2.79% WATER UTILITIES
               538,407                                   538,407                Kelda Group PLC
                36,000               73,300              109,300                Philadelphia Suburban
====================================================================================================================================

                                                                          1.13% WIRELESS TELECOMMUNICATION SERVICES
             1,034,218                                 1,034,218                Vodafone Group PLC
                                                                                Vodafone Group PLC Sponsored ADR Representing 10
                29,200                                    29,200                Ord Shrs
====================================================================================================================================

                                                                                TOTAL COMMON STOCKS (COST $134,208,402, $73,529,285
                                                                                AND $207,737,687, RESPECTIVELY)
====================================================================================================================================
                                                                          4.58% FIXED INCOME SECURITIES - CORPORATE BONDS
                                                                          1.38% ELECTRIC UTILITIES
                                                                                Ameren Energy Generating, Sr Notes, 7.750%,
            $  750,000                                $  750,000                11/1/2005
                                                                                Hydro-Quebec, Medium-Term Notes, Series B,
            $  750,000                                $  750,000                6.520%, 2/23/2006
            $  500,000                                $  500,000                Kansas City Power & Light, Sr Notes, 7.125%,
                                                                                12/15/2005
            $  650,000                                $  650,000                Wisconsin Energy, Sr Notes, 5.500%, 12/1/2008
====================================================================================================================================

                                                                          0.22% GAS UTILITIES
            $  420,000                                $  420,000                Consolidated Natural Gas, Deb, 6.625%, 12/1/2008
====================================================================================================================================
                                                                          0.70% INTEGRATED TELECOMMUNICATION SERVICES
                                                                                British Telecommunications PLC, Notes,
            $  750,000                                $  750,000                7.625%, 12/15/2005
                                                                                Southwestern Bell Capital, Medium-Term Notes,
            $  550,000                                $  550,000                Series D, 7.110%, 8/14/2006
====================================================================================================================================

                                                                          2.28% MULTI-UTILITIES & UNREGULATED POWER
            $2,760,000                                $2,760,000                National Grid PLC, Conv Bonds(b), 4.250%, 2/17/2008
====================================================================================================================================
                                                                                TOTAL FIXED-INCOME SECURITIES (AMORTIZED COST
                                                                                $9,470,834, $0 AND $9,470,834, RESPECTIVELY)
====================================================================================================================================
                                                                          0.88% SHORT-TERM INVESTMENTS
                                                                          0.12% CORPORATE BONDS - COMPUTER STORAGE & PERIPHERALS
                                                                                Candescent Technologies, Sr Sub Deb(b)(d),
            $  190,000                                $  190,000                8.000%, 5/1/2003
                                                                                Candescent Technologies, Sr Sub Deb(b)(d),
            $4,676,000                                $4,676,000                8.000%, 5/1/2003
====================================================================================================================================
                                                                                TOTAL CORPORATE BONDS (Amortized Cost $4,602,348,
                                                                                $0 and $4,602,348, respectively)
====================================================================================================================================
                                                                          0.76% INVESTMENT COMPANIES
               799,280                                   799,280                STIC Liquid Assets Portfolio(e)
               799,280                                   799,280                STIC Prime Portfolio(e)
====================================================================================================================================
                                                                                TOTAL INVESTMENT COMPANIES  (Cost $1,598,560, $0
                                                                                and $1,598,560, respectively)
====================================================================================================================================
                                                                                TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST
                                                                                $6,200,908, $0 and $6,200,908, RESPECTIVELY)
====================================================================================================================================
                                                                         98.45% TOTAL INVESTMENTS AT VALUE
                                                                                (COST $149,880,144, $73,529,285 AND
                                                                                $223,409,429, RESPECTIVELY)
====================================================================================================================================
                                                                          1.55% OTHER ASSETS LESS LIABILITIES
====================================================================================================================================
                                                                        100.00% NET ASSETS AT VALUE
====================================================================================================================================

                                                                                VALUE
                                                        --------------------------------------------------------
                                                           AIM GLOBAL          INVESCO
                                                           UTILITIES          UTILITIES            PRO FORMA
DESCRIPTION                                                  FUND              FUND                COMBINED
----------------------------------------------------------------------------------------------------------------
NATURAL GAS PIPELINES
Enbridge Energy Management LLC                                               $  891,002            $    891,002
Kinder Morgan Management LLC(a)                                               3,389,342               3,389,342
================================================================================================================
                                                                                                      4,280,344
WATER UTILITIES
Kelda Group PLC                                          $  3,491,264                                 3,491,264
Philadelphia Suburban                                         790,200         1,608,935               2,399,135
================================================================================================================
                                                                                                      5,890,399
WIRELESS TELECOMMUNICATION SERVICES
Vodafone Group PLC                                          1,850,583                                 1,850,583
Vodafone Group PLC Sponsored ADR Representing 10
Ord Shrs                                                      532,024                                   532,024
================================================================================================================
                                                                                                      2,382,607
TOTAL COMMON STOCKS (COST $134,208,402, $73,529,285
AND $207,737,687, RESPECTIVELY)                                                                     196,503,307
================================================================================================================
FIXED INCOME SECURITIES - CORPORATE BONDS
ELECTRIC UTILITIES
Ameren Energy Generating, Sr Notes, 7.750%,
11/1/2005                                                     836,617                                   836,617
Hydro-Quebec, Medium-Term Notes, Series B,
6.520%, 2/23/2006                                             828,285                                   828,285
Kansas City Power & Light, Sr Notes, 7.125%,
12/15/2005                                                    554,365                                   554,365
Wisconsin Energy, Sr Notes, 5.500%, 12/1/2008                 701,110                                   701,110
================================================================================================================
                                                                                                      2,920,377
GAS UTILITIES
Consolidated Natural Gas, Deb, 6.625%, 12/1/2008              475,642                                   475,642
================================================================================================================
INTEGRATED TELECOMMUNICATION SERVICES
British Telecommunications PLC, Notes,
7.625%, 12/15/2005                                            849,675                                   849,675
Southwestern Bell Capital, Medium-Term Notes,
Series D, 7.110%, 8/14/2006                                   623,090                                   623,090
================================================================================================================
                                                                                                      1,472,765
MULTI-UTILITIES & UNREGULATED POWER
National Grid PLC, Conv Bonds(b), 4.250%, 2/17/2008         4,811,990                                 4,811,990
================================================================================================================
TOTAL FIXED-INCOME SECURITIES (AMORTIZED COST
$9,470,834, $0 AND $9,470,834, RESPECTIVELY)                                                          9,680,774
================================================================================================================
SHORT-TERM INVESTMENTS
CORPORATE BONDS - COMPUTER STORAGE & PERIPHERALS
Candescent Technologies, Sr Sub Deb(b)(d),
8.000%, 5/1/2003                                               10,070                                    10,070
Candescent Technologies, Sr Sub Deb(b)(d),
8.000%, 5/1/2003                                              247,828                                   247,828
================================================================================================================
TOTAL CORPORATE BONDS (Amortized Cost $4,602,348,
$0 and $4,602,348, respectively)                                                                        257,898
================================================================================================================
INVESTMENT COMPANIES
STIC Liquid Assets Portfolio(e)                               799,280                                   799,280
STIC Prime Portfolio(e)                                       799,280                                   799,280
================================================================================================================
TOTAL INVESTMENT COMPANIES  (Cost $1,598,560, $0
and $1,598,560, respectively)                                                                         1,598,560
================================================================================================================
TOTAL SHORT-TERM INVESTMENTS (Amortized Cost
$6,200,908, $0 and $6,200,908, respectively)                                                          1,856,458
================================================================================================================
TOTAL INVESTMENTS AT VALUE
(COST $149,880,144, $73,529,285 AND
$223,409,429, RESPECTIVELY)                               136,340,898        71,699,641             208,040,539
================================================================================================================
OTHER ASSETS LESS LIABILITIES                               1,000,489         2,358,450               3,273,839
================================================================================================================
NET ASSETS AT VALUE                                      $137,341,387       $74,058,091            $211,314,378
================================================================================================================

(a)  Security is non-income producing.

(b) Securities acquired pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.

(c)  Securities are pledged with broker as collateral for written options.

(d) Defaulted security. The issuer is in default with respect to interest payments and the Fund has stopped accruing interest income.

(e)  Security is an affiliated company.

* As of 3/31/03, all of the securities held by the AIM Global Utilities Fund would comply with the compliance guidelines and/or investment restrictions of the INVESCO Utilities Fund.

See Notes to Financial Statements

PRO FORMA STATEMENT OF OPERATIONS
INVESCO SECTOR FUNDS, INC.
YEAR ENDED MARCH 31, 2003
UNAUDITED

                                                     AIM GLOBAL       INVESCO
                                                     UTILITIES       UTILITIES        PRO FORMA          PRO FORMA
                                                        FUND           FUND          ADJUSTMENTS          COMBINED
                                                    ---------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                           $  7,046,527     $3,192,572                         $10,239,099
Interest                                                 637,314        295,851                             933,165
Securities Loaned Income                                 185,027          1,380                             186,407
   Foreign Taxes Withheld                               (120,136)        (4,252)                           (124,388)
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME                                           7,748,732      3,485,551                          11,234,283
--------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees                               1,044,776        666,839 $       261,193 (a)       1,972,808
Distribution Expenses
   Investor Class                                             --        218,659                             218,659
   Class A                                               289,912          1,167            (334)(a)         290,745
   Class B                                               511,856          1,716                             513,572
   Class C                                                69,791          9,432                              79,223
Transfer Agent Fees
   Investor Class                                             --        547,156                             547,156
   Class A                                               448,464          1,045         (79,892)(a)         369,617
   Class B                                               197,948            294             840 (a)         199,082
   Class C                                                26,990         12,459           5,567 (a)          45,016
Administrative Services Fees                              50,000         50,010          28,359 (a)         128,369
Custodian Fees and Expenses                               57,773         16,960         (25,184)(b)          49,549
Directors' Fees and Expenses                               8,371         14,978          (6,236)(b)          17,113
Interest Expenses                                              0            266                                 266
Professional Fees and Expenses                            40,061         28,014         (17,861)(b)          50,214
Registration Fees and Expenses
   Investor Class                                             --         21,891                              21,891
   Class A                                                27,277             12                              27,289
   Class B                                                12,040              9                              12,049
   Class C                                                 1,642            703                               2,345
Reports to Shareholders                                   55,081        104,971                             160,052
Other Expenses                                            50,590          7,734           1,366 (b)          59,690
--------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES                                      2,892,572      1,704,315         167,818           4,764,705
   Fees and Expenses Absorbed/Reimbursed by
   Investment Adviser
      Investor Class                                          --       (526,139)         23,948 (c)        (502,191)
      Class A                                            (11,633)        (1,095)        (95,054)(c)        (107,782)
      Class B                                             (5,135)          (943)       (129,171)(c)        (135,249)
      Class C                                               (700)       (15,628)        (22,410)(c)         (38,738)
   Fees and Expenses Paid Indirectly                      (4,867)          (316)          4,867 (b)            (316)
--------------------------------------------------------------------------------------------------------------------
      NET EXPENSES                                     2,870,237      1,160,194         (50,002)          3,980,429
--------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                  4,878,495      2,325,357          50,002           7,253,854
--------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
   Investment Securities                             (63,448,690)   (13,056,963)                        (76,505,653)
   Foreign Currency Transactions                         107,142              0                             107,142
   Option Contracts                                      519,873              0                             519,873
--------------------------------------------------------------------------------------------------------------------
      Total Net Realized Loss                        (62,821,675)   (13,056,963)                        (75,878,638)
--------------------------------------------------------------------------------------------------------------------
Change in Net Appreciation/Depreciation of:
   Investment Securities                             (21,902,707)   (13,674,867)                        (35,577,574)
   Foreign Currency Transactions                           1,860              0                               1,860
   Option Contracts                                       95,087              0                              95,087
--------------------------------------------------------------------------------------------------------------------
      Total Change in Net Appreciation/Depreciation  (21,805,760)   (13,674,867)                        (35,480,627)
--------------------------------------------------------------------------------------------------------------------
NET LOSS ON INVESTMENT SECURITIES, FOREIGN CURRENCY
   TRANSACTIONS AND OPTION CONTRACTS                 (84,627,435)   (26,731,830)                       (111,359,265)
--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS          $(79,748,940)  $(24,406,473)      $  50,002       $(104,105,411)
====================================================================================================================

(a) Reflects adjustments to Investment Advisory Fees, Distribution Expenses, Transfer Agent Fees and Administrative Services Fees based on the surviving Fund's contractual fee obligation. Effective July 1, 2003, INVESCO Utilities Fund Class A Distribution Expenses are reduced to 0.25% of annual average net assets.

(b)  Reflects elimination of duplicate services or fees.

(c) Reflects adjustment to the level of the surviving Fund's voluntary expense reimbursement.

See Notes to Financial Statements

PRO FORMA NOTES TO FINANCIAL STATEMENTS
UNAUDITED



NOTE 1 -- BASIS OF COMBINATION

On June 9, 2003, the Board of Directors of INVESCO Sector Funds, Inc.- INVESCO Utilities Fund and AIM Global Utilities Fund a separate series of AIM Investment Funds (collectively the "Funds", individually the "Fund"), approved an Agreement and Plan of Reorganization (the "Plan") whereby, subject to approval by the shareholders of AIM Global Utilities Fund, INVESCO Utilities Fund will acquire all of the assets of AIM Global Utilities Fund subject to the liabilities of such Fund, in exchange for a number of shares of INVESCO Utilities Fund equal in value to the net assets of AIM Global Utilities Fund (the "Merger").


The Merger will be accounted for as a tax-free merger of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at March 31, 2003. The unaudited pro forma statement of investment securities and statement of assets and liabilities reflect the financial position of the Funds at March 31, 2003. The unaudited pro forma statement of operations reflects the results of operations of the Funds for the year ended March 31, 2003. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the date indicated above for each Fund under generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of INVESCO Utilities Fund for pre-combination periods will not be restated.

The unaudited pro forma statement of investment securities, unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund which are incorporated by reference in the Statement of Additional Information.

NOTE 2 -- SECURITY VALUATION

Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign equity securities are valued at the closing price. The closing price is designated by the principal stock exchange in the country in which the securities are primarily traded. In the event that closing bid prices are not available for foreign securities, a snapshot of prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one ore more dealers making a market for such securities.

Option contracts are valued at the average of the closing bid and ask prices from the exchange with the highest trading volume on that particular day.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

NOTE 3 -- CAPITAL SHARES

The unaudited pro forma net asset value per share assumes additional shares of common stock of INVESCO Utilities Fund issued in connection with the proposed acquisition of AIM Global Utilities Fund by INVESCO Utilities Fund as of March 31, 2003. The number of additional shares issued was calculated by dividing the net asset value of each Class of AIM Global Utilities Fund by the respective Class' net asset value per share of INVESCO Utilities Fund.

NOTE 4 -- UNAUDITED PRO FORMA ADJUSTMENTS

The accompanying unaudited pro forma financial statements reflect changes in fund shares as if the merger had taken place on March 31, 2003. AIM Global Utilities Fund expenses were adjusted assuming INVESCO Utilities Fund's fee structure was in effect for the entire year ended March 31, 2003, including a reduction of the INVESCO Utilities Fund Class A Distribution Expense to 0.25% of annual average net assets which will be effective July 1, 2003.

NOTE 5 -- MERGER COSTS

Merger costs are estimated at approximately $170,200 and are not included in the unaudited pro forma statement of operations since these costs are not recurring. These costs represent the estimated expense of both Funds carrying out their obligations under the Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. INVESCO Funds Group, Inc., Investment Adviser to the Funds, will bear half of the cost of the Reorganization. The Funds will bear the other half of the expenses relating to the proposed Reorganization based on their relative net assets.

NOTE 6 -- FEDERAL INCOME TAXES

The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

The Fund intends to offset any net capital gains with any available capital loss carry forward until each carry forward has been fully utilized or expires. The amount of capital loss carry forward, which may offset INVESCO Utilities Fund's capital gains in any given year may be limited as a result of previous reorganizations. In addition, no capital gain distribution shall be made until the capital loss carry forward has been fully utilized or expires.

                           INVESCO SECTOR FUNDS, INC.

                            PART C. OTHER INFORMATION

ITEM 15. Indemnification provisions for officers, directors, and employees of the Company are set forth in Article VII of the Articles of Restatement of the Articles of Incorporation, and are hereby incorporated by reference. See Item 16(1a) below. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to the Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties of their office. The Company also maintains liability insurance policies


ITEM 16.      EXHIBITS

              (1) Articles of Amendment and Restatement of Articles of Incorporation filed December 2, 1999.(4)

                    (a) Articles of Transfer of INVESCO Specialty Funds, Inc. and INVESCO Sector Funds, Inc. filed February 10, 2000.(5)

                    (b) Articles of Amendment to the Articles of Amendment and Restatement of the Articles of Incorporation filed February 16, 2000.(5)

                    (c) Articles of Amendment to the Articles of Amendment and Restatement of the Articles of Incorporation filed May 17, 2000.(5)

                    (d) Articles Supplementary to the Articles of Amendment and Restatement of the Articles of Incorporation filed November 22, 2000.(6)

                    (e) Articles Supplementary to the Articles of Amendment and Restatement of the Articles of Incorporation filed August 20, 2001.(9)

                    (f) Articles of Correction to the Articles of Amendment and Restatement of the Articles of Incorporation filed January 28, 2002.(11)

                    (g) Articles Supplementary to the Articles of Amendment and Restatement of Articles of Incorporation filed January 29, 2002.(11)

                    (h) Certificate of Correction to the Articles of Amendment to the Articles of Amendment and Restatement of the Articles of Incorporation filed January 25, 2002.(12)

                    (i) Certificate of Correction to the Articles of Amendment to the Articles of Amendment and Restatement of the Articles of Incorporated filed June 24, 2002.(13)

                    (j) Articles of Amendment to Articles of Amendment and Restatement of Articles of Incorporation filed June 24, 2002.(13)

                    (k) Articles of Restatement of the Articles of Incorporation filed July 2, 2002.(13)

              (2)    Bylaws, as amended July 21, 1993.(1)

              (3)    Voting Trust Agreement - none

              (4) (a) Agreement and Plan of Reorganization with respect to the reorganization of AIM Global Energy Fund is filed herewith as Appendix I to the Combined Proxy Statement and Prospectus of AIM Global Energy Fund and INVESCO Energy Fund contained in this Registration Statement and is incorporated herein by reference.

                  (b) Agreement and Plan of Reorganization with respect to the reorganization of AIM Global Financial Services Fund is filed herewith as Appendix I to the Combined Proxy Statement and Prospectus of AIM Global Financial Services Fund and INVESCO Financial Services Fund contained in this Registration Statement and is incorporated herein by reference.

                  (c) Agreements and Plans of Reorganization with respect to the reorganizations of AIM New Technology Fund, AIM Global Science and Technology Fund and INVESCO Telecommunications Fund are filed herewith as Appendix I to the Combined Proxy Statement and Prospectus for AIM New Technology Fund, AIM Global Science and Technology Fund, INVESCO Telecommunications Fund and INVESCO Technology Fund contained in this Registration Statement and are incorporated herein by reference.

                  (d) Agreement and Plan of Reorganization with respect to the reorganization of AIM Global Utilities Fund is filed herewith as Appendix I to the Combined Proxy Statement and Prospectus of AIM Global Utilities Fund and INVESCO Utilities Fund contained in this Registration Statement and is incorporated herein by reference.

              (5) Provisions of instruments defining the rights of holders of Registrant's securities are contained in Articles III, IV and VIII of the Articles of Restatement of the Articles of Incorporation and Articles II, VI, VII, VIII and IX of the Bylaws of the Registrant.

              (6) Investment Advisory Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)

                     (a) Amendment dated May 13, 1999 to the Investment Advisory Agreement.(4)

                     (b) Amendment dated February 14, 2000 to the Investment Advisory Agreement.(5)

              (7) Underwriting Agreement between Registrant and A I M Distributors, Inc. dated July 1, 2003.(14)

              (8) (a) INVESCO Funds Retirement Plan for Independent Directors dated October 30, 2001.(11)

                     (b) Deferred Retirement Plan Account Agreement for Independent Directors.(14)

              (9) Custodian Agreement between Registrant and State Street Bank and Trust dated May 8, 2001 as amended September 28, 2001, October 5, 2001, October 19, 2001, March 29, 2002,
                     April 30, 2002, July 31, 2002, August 30, 2002, October 21,
                     2002, November 1, 2002, November 30, 2002, December 26, 2002, January 31, 2003, and February 10, 2003.(14)

              (10) (a)Amended and Restated Master Plan and Agreement of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated July 1, 2003 with respect to the Funds' Investor Class shares.(14)

                     (b) Amended and Restated Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated July 1, 2003 with respect to the Funds' Class A shares.(14)

                     (c) Amended and Restated Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated July 1, 2003 with respect to the Funds' Class B shares. (14)

                     (d) Amended and Restated Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated July 1, 2003, with respect to the Funds' Class C shares.(14)

                     (e) Amended and Restated Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated July 1, 2003, with respect to the Funds' Class K shares. (14)

              (11) (a) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered with respect to the reorganization of AIM Global Energy Fund (filed herewith).

                     (b) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered with respect to the reorganization of AIM Global Utilities Fund (filed herewith).

                     (c) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered with respect to the reorganization of AIM Global Financial Services Fund (filed herewith).

                     (d) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered with respect to the reorganizations of AIM New Technology Fund, AIM Global Science & Technology Fund and INVESCO Telecommunications Fund (filed herewith).

              (12) Opinions and Consents of Kirkpatrick & Lockhart LLP regarding certain tax matters and consequences to shareholders discussed in the Combined Proxy Statements and Prospectuses (to be filed).

              (13) (a) Transfer Agency Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000,
                     November 29, 2000, May 15, 2001, September 28, 2001,
                     October 5, 2001, October 19, 2001, March 29, 2002, April 30, 2002, July 31, 2002, August 30, 2002, October 21, 2002,
                     November 1, 2002, November 30, 2002, December 26, 2002, January 31, 2003, and February 10, 2003.(14)

              (b) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, September 28, 2001,
                     October 5, 2001, October 19, 2001, March 29, 2002, April 30, 2002, July 31, 2002, August 30, 2002, October 21, 2002,
                     November 1, 2002, November 30, 2002, December 26, 2002, January 31, 2003, and February 10, 2003.(14)

              (14)   Consent of Independent Accountants (filed herewith).

              (15) Financial Statement omitted pursuant to Item 14(a)(1) - none

              (16) Powers of Attorney - Previously filed on July 15, 2003 in Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

              (17)   Proxy Card (filed herewith).


(1)Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on December 30, 1996, and incorporated by reference herein.

(2)Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on December 24, 1997 and incorporated by reference herein.

(3)Previously filed with Post-Effective Amendment No. 22 to the Registration Statement on December 30, 1998 and incorporated by reference herein.

(4)Previously filed with Post-Effective Amendment No. 26 to the Registration Statement on January 24, 2000 and incorporated by reference herein.

(5)Previously filed with Post-Effective Amendment No. 27 to the Registration Statement on July 24, 2000 and incorporated by reference herein.

(6)Previously filed with Post-Effective Amendment No. 29 to the Registration Statement on November 28, 2000 and incorporated by reference herein.

(7)Previously filed with Post-Effective Amendment No. 30 to the Registration Statement on July 26, 2001 and incorporated by reference herein.

(8)Previously filed with Post-Effective Amendment No. 31 to the Registration Statement on August 1, 2001 and incorporated by reference herein.

(9)Previously filed with Post-Effective Amendment No. 32 to the Registration Statement on September 28, 2001 and incorporated by reference herein.

(10)Previously filed with Post-Effective Amendment No. 33 to the Registration Statement on December 3, 2001 and incorporated by reference herein.

(11)Previously filed with Post-Effective Amendment No. 34 to the Registration Statement on January 30, 2002 and incorporated by reference herein.

(12)Previously filed with Post-Effective Amendment No. 35 to the Registration Statement on May 14, 2002 and incorporated by reference herein.

(13)Previously filed with Post-Effective Amendment No. 36 to the Registration Statement on July 12, 2002 and incorporated by reference herein.

(14)Previously filed with Post-Effective Amendment No. 38 to the Registration Statement on July 15, 2003 and incorporated by reference herein.

ITEM 17. UNDERTAKINGS

              (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended ("1933 Act") the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

              (2) The undersigned Registrant agreees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver and the State of Colorado, on this 13th day of August, 2003.

ATTEST:                                     INVESCO Sector Funds, Inc.


/s/ GLEN A. PAYNE                           By: /s/ RAYMOND R. CUNNINGHAM
------------------------------------           ---------------------------------
Glen A. Payne                                  Raymond R. Cunningham
Secretary                                      President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                                   Title                          Date
---------                                                   -----                          ----
/s/ RAYMOND R. CUNNINGHAM                       President, Director and Chief          August 13, 2003
---------------------------------------         Executive Officer
Raymond R. Cunningham

/s/ RONALD L. GROOMS                            Treasurer and Chief Financial          August 13, 2003
---------------------------------------         and Accounting Officer
Ronald L. Grooms

*                                               Director                               August 13, 2003
---------------------------------------
Sueann Ambron

*                                               Director                               August 13, 2003
---------------------------------------
Victor L. Andrews

*                                               Director                               August 13, 2003
---------------------------------------
Bob R. Baker

*                                               Director                               August 13, 2003
---------------------------------------
Lawrence H. Budner

*                                               Director                               August 13, 2003
---------------------------------------
James T. Bunch

*                                               Director                               August 13, 2003
---------------------------------------
Richard W. Healey

*                                               Director                               August 13, 2003
---------------------------------------
Gerald J. Lewis

*                                               Director                               August 13, 2003
---------------------------------------
John W. McIntyre

*                                               Director                               August 13, 2003
---------------------------------------
Larry Soll


By: *                                                                                  August 13, 2003
    ----------------------------------
    Edward F. O'Keefe
    Attorney in Fact


By: /s/ GLEN A. PAYNE                                                                  August 13, 2003
    ----------------------------------
    Glen A. Payne
    Attorney in Fact

----------------------
* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on July 28, 2003.

                                  Exhibit Index

Exhibit Number        Exhibit
--------------        -------
11 (a)                Opinion and Consent of Kirkpatrick & Lockhart LLP with
                      respect to the reorganization of AIM Global Energy Fund

11 (b) Opinion and Consent of Kirkpatrick & Lockhart LLP with respect to the reorganization of AIM Global Utilities Fund

11 (c) Opinion and Consent of Kirkpatrick & Lockhart LLP with respect to the reorganization of AIM Global Financial
                      Services Fund

11 (d) Opinion and Consent of Kirkpatrick & Lockhart LLP with respect to the reorganizations of AIM New Technology Fund, AIM Global Science & Technology Fund and INVESCO
                      Telecommunications Fund

14                    Consent of Independent Accountants

17                    Proxy Card